UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186
Exact name of registrant as specified in charter:	Advanced Series Trust
Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	12/31/2025
Date of reporting period:	12/31/2025

Item	1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

Advanced Series Trust
AST International Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$116	1.00%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities decisively outpaced their US counterparts in 2025, marking a notable reversal after several years of relative underperformance. Developed markets, as measured by the MSCI EAFE Index, returned 31.22%, while emerging markets gained an impressive 33.57%, as measured by the MSCI Emerging Markets Index. A weaker US dollar (USD) served as a meaningful macro tailwind, amplifying local currency gains for non-US markets in USD terms. Policy easing across major economies supported cyclical sectors, particularly banks, while structural reforms and an end to deflation helped boost equity performance in Japan. Emerging markets benefited from renewed earnings strength and supportive policy backdrops.
■
The Portfolio outperformed its MSCI EAFE Index (GD) benchmark during the reporting period, driven by risk exposure, as overexposures to price momentum by all subadvisors (Jennison Associates (Jennison), J.P. Morgan Asset Management (JPM), Putnam Investment Management
(Putnam), MFS Investment Management (MFS), and PGIM Quantitative Solutions (PQS)) added to relative returns. While PQS and MFS specifically target the momentum factor as part of their investment process, Jennison, Putnam, and JPM’s momentum exposure is a residual of their stock selection. During the reporting period, international markets favored companies that have maintained momentum for multiple years over those that exhibited more volatile price patterns. Additionally, Putnam, MFS, and PQS were overexposed to value factors such as book-to-price and earnings yield, which further enhanced the Portfolio’s relative returns. International companies with lower valuations substantially outperformed those with higher valuations during the reporting period, helping relative performance for Putnam, MFS, PQS and the Portfolio at large. On the other hand, Jennison and JPM did not participate as they were underexposed to value. Jennison and JPM focus on companies with higher earnings growth, rather than undervalued securities.
■
Security selection within the information technology sector, specifically the semiconductor industry, enhanced the Portfolio’s performance.
Subadvisors that benefited from being overweight in these stocks included Jennison, MFS, and JPM. These managers either look for growth companies or stocks within emerging markets where some of these companies are domiciled. On the other hand, PQS and Putnam did not participate, as these managers tend to focus on undervalued securities. Similar to US technology companies, international semiconductor companies have higher earnings growth rates and trade at higher valuations, and therefore, most do not meet PQS or Putnam’s investment criteria.

■
Finally, regarding derivative exposure, PQS utilized liquid futures to gain derivatives sector exposure. During the reporting period, these contracts had no significant impact on returns (positive or negative). Jennison, MFS, Putnam, and JPM did not use derivatives during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including manag eme
nt fees) were
deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	32.84%	5.76%	10.00%
MSCI EAFE Index (GD)	31.89%	9.47%	8.72%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,655,842,105
Number of portfolio holdings	525
Total advisory fees paid for the year	$ 10,668,733
Portfolio turnover rate for the year	84%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Banks	15.6%
Pharmaceuticals	6.0%
Unaffiliated Exchange-Traded Funds - Equity	5.8%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.1%
Aerospace & Defense	3.5%
Metals & Mining	3.1%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	3.0%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.8%
Machinery	2.7%
Trading Companies & Distributors	2.3%
Automobiles	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Electrical Equipment	2.0%
Industrial Conglomerates	2.0%
Diversified Telecommunication Services	1.8%
IT Services	1.6%
Food Products	1.6%
Consumer Staples Distribution & Retail	1.6%
Broadline Retail	1.5%
Construction & Engineering	1.5%
Electric Utilities	1.4%
Multi-Utilities	1.4%
Health Care Equipment & Supplies	1.3%
Household Durables	1.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.1%
Software	1.0%
Chemicals	1.0%
Tobacco	0.9%
Passenger Airlines	0.9%
Specialty Retail	0.9%
Entertainment	0.9%
Beverages	0.8%
Personal Care Products	0.8%
Wireless Telecommunication Services	0.7%
Interactive Media & Services	0.7%
Real Estate Management & Development	0.7%
Life Sciences Tools & Services	0.7%
Financial Services	0.7%
Biotechnology	0.7%
Building Products	0.6%
Health Care Providers & Services	0.6%
Professional Services	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Construction Materials	0.5%
Others*	4.4%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, in
cluding th
e Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS188_AR

A
dvanc
ed Series Trust
AST Large-Cap Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Large-Cap Equity Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Equity Portfolio	$90	0.84%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns during the reporting period, with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains. However, the path higher was not linear throughout the reporting period. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big technology names, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward year-end.
■
Relative to the Portfolio’s S&P 500 Index, industry allocations, including underweight allocations in the healthcare providers and services sectors, specialized real estate investment trusts (REITs), and the broadline retail sector were the largest drivers of performance during the reporting period. Meanwhile, an overweight allocation to the electrical equipment sector also contributed to positive performance. In terms of additive selection choices, positions in the healthcare equipment and supplies, specialty retail, and information technology services sectors all contributed to the Portfolio’s relative returns.
■
Detracting most from the Portfolio’s performance relative to the Portfolio’s benchmark during the reporting period was underweight positioning in the semiconductors and semiconductor equipment sector. Additionally detracting from returns was selection in semiconductors, interactive media and services, as well as electronic equipment instruments and components sectors.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.88%	13.25%	12.47%
S&P 500 Index	17.88%	14.42%	14.82%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,949,172,759
Number of portfolio holdings	303
Total advisory fees paid for the year	$ 10,030,480
Portfolio turnover rate for the year	73%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.7%
Software	9.8%
Interactive Media & Services	7.5%
Technology Hardware, Storage & Peripherals	7.0%
Financial Services	3.9%
Unaffiliated Exchange-Traded Funds - Equity	3.5%
Pharmaceuticals	3.5%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	3.3%
Capital Markets	3.3%
Broadline Retail	3.0%
Banks	2.9%
Biotechnology	2.9%
Specialty Retail	2.7%
Aerospace & Defense	2.7%
Insurance	2.3%
Health Care Equipment & Supplies	2.2%
Consumer Staples Distribution & Retail	2.0%
Hotels, Restaurants & Leisure	1.8%
Oil, Gas & Consumable Fuels	1.8%
Entertainment	1.6%
Electric Utilities	1.6%
Electrical Equipment	1.5%
Automobiles	1.4%
Consumer Finance	1.2%
Industry Classification	% of Net Assets
Machinery	1.1%
IT Services	1.0%
Beverages	0.9%
Health Care Providers & Services	0.8%
Food Products	0.8%
Communications Equipment	0.8%
Construction Materials	0.7%
Building Products	0.7%
Trading Companies & Distributors	0.7%
Energy Equipment & Services	0.7%
Ground Transportation	0.6%
Industrial REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Chemicals	0.5%
Professional Services	0.5%
Electronic Equipment, Instruments & Components	0.5%
Automobile Components	0.5%
Others*	3.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the
Po
rtfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also
request this information by contacting us at (800) 346-3778.

AS235_AR

Advanced Series Trust
AST Large-Cap Growth Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$93	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns in 2025, with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains.
However, the increase was not linear throughout the reporting period. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period, before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big tech, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward the end of the reporting period.
■
Relative to its benchmark, the Russell 1000 Growth Index (the Index), the Portfolio underperformed during the reporting period. Relative to the
Index, the Portfolio’s sector allocation decisions were positive. However, security selection detracted from results.
■
Stock selection in the health care and consumer discretionary sectors detracted from Portfolio performance. Stock selection in the industrials and consumer staples sectors contributed to Portfolio performance. The Portfolio benefited from an underweight allocation to the consumer staples sector. Additionally, the Portfolio’s overweight allocation to the communications services, health care and industrials groups aided relative results.
■
From a style perspective, the Portfolio was positioned with neutral factor exposures. A modest tilt toward value securities was rewarded, offset by a slight overweight allocation to earnings quality and a small underweight allocation to momentum securities, which detracted from the
Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	17.06%	11.35%	16.27%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 8,058,913,798
Number of portfolio holdings	157
Total advisory fees paid for the year	$ 47,525,437
Portfolio turnover rate for the year	30%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.1%
Software	15.4%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	6.1%
Unaffiliated Exchange-Traded Funds - Equity	4.7%
Financial Services	4.7%
Affiliated Mutual Fund - Short-Term Investment (2.4% represents investments purchased with collateral from securities on loan)	3.3%
Pharmaceuticals	2.9%
Automobiles	2.8%
Aerospace & Defense	2.6%
Health Care Equipment & Supplies	2.2%
Biotechnology	2.2%
Entertainment	2.1%
Hotels, Restaurants & Leisure	2.0%
Capital Markets	1.4%
Communications Equipment	1.1%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.0%
IT Services	0.8%
Electrical Equipment	0.8%
Consumer Staples Distribution & Retail	0.7%
Specialty Retail	0.7%
Ground Transportation	0.6%
Electric Utilities	0.6%
Chemicals	0.6%
Health Care Providers & Services	0.5%
Consumer Finance	0.5%
Building Products	0.5%
Life Sciences Tools & Services	0.5%
Others*	2.8%
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS151_AR

Advanced Series Trust
AST Large-Cap Value Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$86	0.80%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns during the reporting period with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains. However, the path higher was not linear throughout the reporting period. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big tech, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward the end of the reporting period.
■
Relative to the Portfolio’s benchmark, the Russell 1000 Value Index, solid stock selection from financials and technology sectors were the primary contributors of outperformance, with additional support from consumer discretionary and healthcare sector allocations. An overweight allocation to information technology and an underweight allocation to the consumer staples sectors also contributed to performance during the reporting period.
■
Stock selection in the communication services and materials sectors were the largest detractors relative to the Russell 1000 Value Index, with additional detractors in industrials and energy sector allocations. Additionally, an underweight allocation to the communication services and industrials sectors, and overweight allocation to the energy sector weighed negatively on returns.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.05%	12.97%	11.35%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,940,109,458
Number of portfolio holdings	406
Total advisory fees paid for the year	$ 20,567,965
Portfolio turnover rate for the year	44%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (9.5% represents investments purchased with collateral from securities on loan)	10.8%
Banks	9.6%
Oil, Gas & Consumable Fuels	5.9%
Health Care Providers & Services	5.0%
Semiconductors & Semiconductor Equipment	4.1%
Pharmaceuticals	4.1%
Machinery	4.0%
Capital Markets	3.9%
Insurance	3.5%
Chemicals	3.2%
Interactive Media & Services	3.1%
Unaffiliated Exchange-Traded Funds - Equity	3.1%
Financial Services	3.0%
Aerospace & Defense	2.8%
Health Care Equipment & Supplies	2.2%
Communications Equipment	2.2%
Consumer Finance	2.2%
Software	1.9%
Life Sciences Tools & Services	1.9%
Consumer Staples Distribution & Retail	1.8%
Electric Utilities	1.7%
Biotechnology	1.6%
Broadline Retail	1.6%
Construction Materials	1.5%
Automobiles	1.4%
Multi-Utilities	1.4%
Media	1.4%
Industry Classification	% of Net Assets
Metals & Mining	1.3%
Beverages	1.1%
Ground Transportation	1.1%
IT Services	1.0%
Technology Hardware, Storage & Peripherals	1.0%
Household Durables	1.0%
Passenger Airlines	0.9%
Tobacco	0.9%
Household Products	0.9%
Specialty Retail	0.9%
Electronic Equipment, Instruments & Components	0.8%
Air Freight & Logistics	0.8%
Hotels, Restaurants & Leisure	0.8%
Energy Equipment & Services	0.7%
Building Products	0.7%
Food Products	0.6%
Entertainment	0.6%
Specialized REITs	0.6%
Trading Companies & Distributors	0.6%
Wireless Telecommunication Services	0.5%
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.5%
Others*	2.8%
109.5%
Liabilities in excess of other assets	(9.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by
contacting
us at (800) 346-3778.

AS169_AR

Advanced Series Trust
AST Small-Cap Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Small-Cap Equity Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Equity Portfolio	$101	0.97%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns during the reporting period, with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains. However, the path higher was not linear. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big tech, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward the end of the reporting period.
■
Stock selection in the health care and materials sectors was the largest detractor relative to the Russell 2000 Index, with additional weakness in the industrials and consumer staples sectors. Additionally, an overweight allocation to the consumer discretionary and financials sectors weighed negatively on returns.
■
Stock selection in the energy and technology sectors contributed to performance. An overweight allocation to the industrials sector and an underweight to the real estate sector also contributed to performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.41%	1.81%	10.39%
S&P 500 Index*	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	9.62%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,009,651,152
Number of portfolio holdings	1,905
Total advisory fees paid for the year	$ 13,859,729
Portfolio turnover rate for the year	62%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (22.8% represents investments purchased with collateral from securities on loan)	23.8%
Banks	8.3%
Biotechnology	6.6%
Software	5.3%
Machinery	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Oil, Gas & Consumable Fuels	3.6%
Capital Markets	3.4%
Electronic Equipment, Instruments & Components	3.1%
Unaffiliated Exchange-Traded Funds - Equity	3.1%
Specialty Retail	3.1%
Aerospace & Defense	3.0%
Insurance	2.9%
Construction & Engineering	2.9%
Hotels, Restaurants & Leisure	2.9%
Professional Services	2.8%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Pharmaceuticals	2.4%
Energy Equipment & Services	2.0%
Electrical Equipment	2.0%
Health Care Equipment & Supplies	1.9%
Commercial Services & Supplies	1.8%
Industry Classification	% of Net Assets
Trading Companies & Distributors	1.6%
Building Products	1.6%
Diversified Consumer Services	1.5%
Chemicals	1.2%
Household Durables	1.1%
Consumer Finance	1.1%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.1%
Life Sciences Tools & Services	1.0%
Automobile Components	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Media	0.7%
Broadline Retail	0.7%
Food Products	0.6%
Leisure Products	0.6%
Gas Utilities	0.5%
Ground Transportation	0.5%
Real Estate Management & Development	0.5%
Others*	6.0%
122.5%
Liabilities in excess of other assets	(22.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy
voting
i
nformatio
n. You can also request this information by contacting us at (800) 346-3778.

AS176_AR

Advanced Series Trust
AST Bond Portfolio 2026
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$93	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE
PORTFOLIO’S
PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index, during the reporting period. Yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
There were no material detractors during the reporting period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.19%	0.02%	2.35%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index	4.83%	-0.25%	2.07%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 31,674,864
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 47,211
Portfolio turnover rate for the year	65%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.6%
Affiliated Mutual Fund - Short-Term Investment	2.5%
98.1%
Other assets in excess of liabilities	1.9%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS249_AR

Advanced Series Trust
AST Bond Portfolio 2027
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$94	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index, during the reporting period.
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 4, 2016 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	5.99%	-0.67%	2.02%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index	5.67%	-0.68%	2.03%
Portfolio Inception: 01/04/2016.
Since Inception
returns
are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 35,986,151
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 95,717
Portfolio turnover rate for the year	9%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.3%
Affiliated Mutual Fund - Short-Term Investment	2.5%
97.8%
Other assets in excess of liabilities	2.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS261_AR

Advanced Series Trust
AST Bond Portfolio 2028
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778
.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$94	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed positively to performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from overall performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 3, 2017 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	7.02%	-0.99%	2.23%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.94%
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index	6.35%	-1.10%	1.96%
Portfolio Inception: 01/03/2017.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 59,889,921
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 252,668
Portfolio turnover rate for the year	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.8%
Affiliated Mutual Fund - Short-Term Investment	2.7%
98.5%
Other assets in excess of liabilities	1.5%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS262_AR

Advanced Series Trust
AST Bond Portfolio 2029
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index, during the reporting period. Duration positioning also positively contributed to performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from the Portfolio’s performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2018 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	7.78%	-1.51%	2.21%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.74%
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index	6.81%	-1.54%	1.75%
Portfolio Inception: 01/02/2018.
Since
Inception
returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,015,828
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	2%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.1%
Affiliated Mutual Fund - Short-Term Investment	1.7%
96.8%
Other assets in excess of liabilities	3.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS263_AR

Advanced Series Trust
AST Bond Portfolio 2030
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures had a negligible impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2019 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	8.04%	-1.80%	2.59%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.99%
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index	7.20%	-1.99%	1.99%
Portfolio Inception: 01/02/2019.
Since
Inception
returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 49,382,139
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 171,253
Portfolio turnover rate for the year	4%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.3%
Affiliated Mutual Fund - Short-Term Investment	3.3%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS265_AR

Advanced Series Trust
AST Bond Portfolio 2031
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2020 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	8.43%	-2.39%	0.05%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	0.91%
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index	7.34%	-2.47%	-0.04%
Portfolio Inception: 01/02/2020.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inc
epti
on date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 65,962,538
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 296,446
Portfolio turnover rate for the year	23%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.7%
Affiliated Mutual Fund - Short-Term Investment	3.0%
98.7%
Other assets in excess of liabilities	1.3%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/
variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS274_AR

Advanced Series Trust
AST Bond Portfolio 2032
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve and duration positioning also contributed positively to performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
There were no material detractors during the reporting period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of cash bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 4, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.73%	-3.00%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index	7.41%	-2.95%
Portfolio Inception: 01/04/2021.
Since Inception
returns
are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 67,351,630
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 287,404
Portfolio turnover rate for the year	14%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.6%
Affiliated Mutual Fund - Short-Term Investment	3.1%
98.7%
Other assets in excess of liabilities	1.3%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS275_AR

Advanced Series Trust
AST Bond Portfolio 2033
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period o
f January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index, during the reporting period. Duration and yield curve positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
There were no material detractors during the reporting period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 3, 2022 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.94%	-2.88%
Bloomberg US Aggregate Bond Index	7.30%	-0.07%
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index	7.34%	-3.17%
Portfolio Inception: 01/03/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2
025?

Portfolio’s net assets	$ 4,543,648
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	93.5%
Affiliated Mutual Fund - Short-Term Investment	2.3%
95.8%
Other assets in excess of liabilities	4.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS276_AR

Advanced Series Trust
AST Bond Portfolio 2034
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index, during the reporting period.
■
The Portfolio’s duration and yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 3, 2023 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	9.10%	3.33%
Bloomberg US Aggregate Bond Index	7.30%	4.66%
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index	7.20%	2.62%
Portfolio Inception: 01/03/2023.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 10,779,318
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	205%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
97.5%
Other assets in excess of liabilities	2.5%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS277_AR

Advanced Series Trust
AST Bond Portfolio 2035
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 1,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$95	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed to its relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2024 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	9.21%	3.30%
Bloomberg US Aggregate Bond Index	7.30%	4.23%
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index	6.92%	1.73%
Portfolio Inception: 01/02/2024.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 7,547,100
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	153%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	94.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
96.6%
Other assets in excess of liabilities	3.4%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS278_AR

Advanced Series Trust
AST Bond Portfolio 2036
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Bond Portfolio 2036 (the “Portfolio”) for the period of January 2,
2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2036	$94	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s duration positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If
Contract
charges were included, the returns would have
been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2025 to December 31, 2025 Initial Investment of $10,000

Total Returns as of December 31, 2025
Since Inception (%)
Portfolio	7.90%
Bloomberg US Aggregate Bond Index	7.30%
Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index	6.35%
Portfolio Inception: 01/02/2025.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the
Indexes are
measured from the closest available month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 6,104,805
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	92.6%
Affiliated Mutual Fund - Short-Term Investment	2.8%
95.4%
Other assets in excess of liabilities	4.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS279_AR

Advanced Series Trust
AST Core Fixed Income Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$70	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Fixed income assets delivered broadly positive total returns during the reporting period as the Federal Reserve cut rates three times, front-end yields fell and carry plus select spread tightening lifted credit. The Bloomberg US Aggregate Index rose 7.30% during the reporting period, its best year since 2020. Investment grade corporate bonds outpaced US Treasuries as spreads stayed tight. The Bloomberg Global Aggregate
Index rose 8.17%, reflecting synchronized disinflation progress and easier global policy stances. Global treasuries gained amid falling front-end policy rates and resilient growth that limited long-end rallies. US high yield bonds posted steady gains on healthy carry and corporate fundamentals (bond carry is equal to income from coupons minus cost of funding), while global high yield bonds performed well, returning
6.3% during the reporting period.
■
Sector allocation and security selection drove the Portfolio’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period. Underweight allocations to US Treasuries and overweight allocations to structured finance sectors, such as collateralized loan obligations, commercial mortgage-backed securities, and asset-backed securities, were among the largest contributors to performance.
Security selection in investment grade corporate bonds was similarly additive.
■
Mortgage-backed securities selection detracted from performance, although the overall impact on performance was negligible.
■
The Portfolio used derivatives such as swaps, forwards, and futures to help manage duration positioning and yield curve exposure during the reporting period. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, and in aggregate, these positions contributed to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.15%	-1.10%	2.30%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,156,711,158
Number of portfolio holdings	2,938
Total advisory fees paid for the year	$ 16,902,682
Portfolio turnover rate for the year	175%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	13.4
AA	46.1
A	16.8
BBB	16.6
BB	1.2
B	0.6
CCC and Below	0.1
NR	2.8
Cash/Cash Equivalents	2.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective July 1, 2025, the Board of Trustees of Advanced Series Trust approved the termination of Western Asset Management Company,
LLC/Western Asset Management Company Limited as a subadviser to the Portfolio.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS203_AR

Advanced Series Trust
AST Government Money Market Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$59	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 765,834,303
Number of portfolio holdings	88
Total advisory fees paid for the year	$ 2,413,154
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	37.6%
U.S. Government Agency Obligations	35.9%
U.S. Treasury Obligations	29.1%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS154_AR

Advanced Series Trust
AST Investment Grade Bond Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$72	0.69%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Security selection and sector allocation were the main drivers of the Portfolio’s performance versus the Bloomberg US 5-10 Year Gov’t/Credit
Index during the reporting period. The Portfolio’s position in the AST PGIM Fixed Income Central Portfolio—along with its overweight allocation to, and security selection in, the collateralized loan obligations and non-agency collateralized mortgage-backed securities sectors—contributed to performance. Security selection in investment grade corporate bonds also contributed to performance.
■
The Portfolio’s duration and yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates).
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default Swap Index to manage credit risk, which contributed to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.57%	-0.12%	3.39%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 5-10 Year Government/Credit Bond Index	8.76%	-0.15%	2.55%
*The Portfolio compares its performance against this broad-
based
index in
response to
regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 6,590,410,475
Number of portfolio holdings	474
Total advisory fees paid for the year	$ 37,836,350
Portfolio turnover rate for the year	105%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	25.8
AA	14.7
A	38.9
BBB	18.1
BB	0.7
B	0.3
NR	0.6
Cash/Cash Equivalents	0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS202_AR

Advanced Series Trust
AST Multi-Sector Fixed Income Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$74	0.72%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened, while credit spreads across a wide range of fixed income assets generally tightened. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25 basis point (bps) interest rate cuts in September, October, and December. US investment grade corporate bonds, as measured by the Bloomberg US
Corporate Index, posted total and excess returns over US Treasuries of 7.77% and 1.19%, respectively, over the reporting period.
Long-maturity US corporate bonds, as measured by the Bloomberg US Corporate Long Index, posted total and excess returns over US
Treasuries of 7.44% and 1.04%, respectively, during the period.
■
Security selection in the US investment grade corporate bond sector, along with an overweight allocation to the non-agency collateralized mortgage-backed securities sector, were the largest contributors to the Portfolio’s performance relative to the Portfolio’s Custom Blended Index during the reporting period. Within credit selection, the banking, media and entertainment, and upstream energy sectors also contributed positively to the Portfolio’s performance.
■
The combined impact of the Portfolio’s duration positioning (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve strategies (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from performance. An underweight allocation to the short end of the US investment grade corporate yield curve and an overweight allocation to the long end of the US investment grade corporate yield curve also detracted from the Portfolio’s relative performance. Within credit selection, the healthcare and pharmaceuticals, chemicals, and electric utilities sectors detracted from performance.
■
During the reporting period, the Portfolio used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a negative impact on performance. The Portfolio also used foreign exchange forwards to hedge the currency risk on non-US dollar holdings, which had a negligible impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase or sale of bonds. The use of futures contributed positively to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	6.61%	-1.62%	3.26%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Custom Blended Index**	7.51%	-1.36%	3.43%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%),
which includes a cap of 7.5% on investments in the financials sector.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 9,195,761,830
Number of portfolio holdings	987
Total advisory fees paid for the year	$ 44,272,492
Portfolio turnover rate for the year	21%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	8.2
AA	9.1
A	35.3
BBB	45.4
BB	0.8
NR	(0.2)
Cash/Cash Equivalents	1.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS230_AR

Advanced Series Trust
AST Quantitative Modeling Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$87	0.81%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Portfolio’s performance relative to its Custom Blended Index was driven by several key contributors during the reporting period. Tactical positioning, particularly an overweight allocation to equities and an underweight allocation to fixed income, contributed to performance as the
Bloomberg U.S. Aggregate Index rate of return lagged global equities. Off-benchmark local currency exposures in Spain (IBEX-35) and Italy
(FTSE-MIB) also contributed to performance. Sub-advisor selection was additive to overall performance, with the International Core sleeve sub-advised by PGIM Quantitative Solutions (PQS) benefiting from the value orientation embedded in quantitative strategies. The Core Bond sleeve sub-advised by PGIM Fixed Income further enhanced results through strategic overweight allocations to “plus” sectors, including the strong performing high yield bond segment. Within equities, modest outperformance across both domestic and international core allocations, relative to the Russell 3000 Index and MSCI Europe, Australasia, and Far East Index (EAFE), respectively, provided an additional tailwind.
■
The shift toward a more defensive posture was a primary headwind to the Portfolio’s performance during the reporting period, as fixed income significantly underperformed equities amid their sharp rebound from April lows. Off-benchmark local currency exposure in Japan (TOPIX) also detracted from performance. The Portfolio’s allocation to cash weighed on returns relative to the Portfolio’s Custom Blended Index, while global bonds lagged US bonds, resulting in a negative contribution to performance from that segment. Within equities, the AST Small Cap Equity
Portfolio underperformed its benchmark, the Russell 2000 Index, due to a rally in lower-quality small-cap stocks typically avoided by active small-cap managers. The Vanguard Dividend Appreciation ETF detracted from performance as investors favored higher growth names, and large cap growth strategies continued to face challenges, given the outsized influence of mega cap stocks in the benchmark.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.76%	7.62%	8.65%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.86%	9.27%	10.51%
*
The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).
WHAT ARE SOME KEY
PORTFOLIO STATISTICS
AS OF 12/31/2025?

Portfolio’s net assets	$ 500,829,461
Number of portfolio holdings	1,078
Total advisory fees paid for the year	$ 3,034,854
Portfolio turnover rate for the year	95%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	33.1%
Semiconductors & Semiconductor Equipment	5.4%
Unaffiliated Funds - Fixed Income	4.5%
U.S. Government Agency Obligations	4.3%
Software	3.9%
Banks	3.8%
Interactive Media & Services	3.0%
Technology Hardware, Storage & Peripherals	2.7%
Automobiles	2.5%
Collateralized Loan Obligations	2.4%
Unaffiliated Exchange-Traded Funds - Equity	2.3%
Pharmaceuticals	1.8%
U.S. Treasury Obligations	1.6%
Capital Markets	1.6%
Commercial Mortgage-Backed Securities	1.5%
Broadline Retail	1.5%
Financial Services	1.5%
Aerospace & Defense	1.4%
Oil, Gas & Consumable Fuels	1.2%
Insurance	1.1%
Machinery	0.9%
Residential Mortgage-Backed Securities	0.8%
Consumer Staples Distribution & Retail	0.8%
Industry Classification	% of Net Assets
Biotechnology	0.8%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.7%
Specialty Retail	0.7%
Hotels, Restaurants & Leisure	0.7%
Electric Utilities	0.6%
Electrical Equipment	0.6%
Entertainment	0.6%
IT Services	0.6%
Pipelines	0.5%
Oil & Gas	0.5%
Chemicals	0.5%
Metals & Mining	0.5%
Electric	0.5%
Others*	9.0%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS217_AR

Advanced Series Trust
AST Balanced Asset Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$81	0.76%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation was a key positive driver during the reporting period. An underweight allocation to fixed income and an overweight allocation to equities supported relative performance. Off-benchmark positions in gold, the S&P
500 Index, and the Health Care sector added meaningfully to performance, while exposures to local equity markets IBEX-35 (Spain) and FTSE
MIB (Italy) were also additive. Smaller contributions to performance came from off-benchmark allocations to emerging market debt and natural resources. Exposure to the S&P 500 Index via the overlay sleeve of the Portfolio sub-advised by PGIM Quantitative Solutions (PQS) further enhanced results, as it outperformed the Russell 1000 Index during the reporting period. Subadvisor allocations were generally positive, particularly within fixed income. The Core Plus bond sleeve sub-advised by PGIM Fixed Income (PFI) delivered solid results versus its benchmark, the Bloomberg US Aggregate Bond Index, driven by strategic overweight positioning to “plus” sectors such as the high yield bond sector, which was a standout performer within the fixed income segment. Within equities, modest outperformance across core domestic and international segments relative to their benchmarks contributed to performance. The International Core 1% Tracking Error sleeve sub-advised by PQS also outperformed relative to its benchmark, the MSCI Europe, Australasia, and Far East Index (EAFE), benefiting from its inherent value tilt within quantitative strategies.
■
The largest detractor from the Portfolio’s performance was cash exposure. Off-benchmark positions in the TOPIX (Japan) equity market and emerging market equities had a small negative impact. Minor detractors included off-benchmark exposures to commodities, high-yield bonds, and real estate investment trusts (REITs), all of which underperformed the Portfolio’s Custom Blended Index. Overall, US Treasury exposure via the overlay sleeve also weighed on results. Among individual strategies, the Vanguard Dividend Appreciation ETF was the most significant detractor from a manager selection standpoint, as investors continued to favor higher-growth stocks. The Putnam International Value Fund underperformed relative to the robust returns of the MSCI EAFE Value Index. Global bonds lagged domestic bonds, resulting in a negative contribution from that segment. Finally, the AST Small-Cap Equity Portfolio underperformed relative to its benchmark, the Russell 2000 Index, due to a rally in low-quality small-cap stocks, which are typically avoided by small-cap managers.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.35%	6.96%	8.05%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	14.94%	7.34%	8.85%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond
Index (40%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 23,202,337,564
Number of portfolio holdings	3,075
Total advisory fees paid for the year	$ 122,143,696
Portfolio turnover rate for the year	61%

WHAT ARE SOME CHARACTERISTICS
OF
THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	36.5%
Unaffiliated Exchange-Traded Funds - Equity	11.9%
Collateralized Loan Obligations	4.9%
Banks	3.9%
Semiconductors & Semiconductor Equipment	3.8%
U.S. Treasury Obligations	3.1%
Software	2.5%
Interactive Media & Services	2.0%
Sovereign Bonds	1.8%
Technology Hardware, Storage & Peripherals	1.8%
Pharmaceuticals	1.6%
Capital Markets	1.3%
Insurance	1.2%
Aerospace & Defense	1.2%
Unaffiliated Exchange-Traded Funds - Fixed Income	1.1%
Oil, Gas & Consumable Fuels	1.1%
Broadline Retail	1.0%
Financial Services	0.9%
Automobiles	0.8%
Machinery	0.7%
Biotechnology	0.7%
Industry Classification	% of Net Assets
Specialty Retail	0.6%
Health Care Equipment & Supplies	0.6%
Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6%
Electrical Equipment	0.6%
Hotels, Restaurants & Leisure	0.6%
Entertainment	0.5%
Health Care Providers & Services	0.5%
Metals & Mining	0.5%
Commercial Mortgage-Backed Securities	0.5%
IT Services	0.5%
U.S. Government Agency Obligations	0.5%
Others*	10.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS192_AR

Advanced Series Trust
AST Multi-Asset Diversified Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Multi-Asset Diversified Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Portfolio	$84	0.78%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation was a meaningful driver of positive performance for the reporting period. An overweight allocation to equities and an underweight allocation to fixed income added value as global equities outperformed bonds.
Off-benchmark exposures to the health care sector and gold also enhanced results. Additional contributions to performance came from off-benchmark positions in high yield bonds and emerging market debt. Early in the reporting period, select local currency futures exposures within MSCI Europe, Australasia, and Far East (EAFE) markets, particularly Spain’s IBEX-35 and the UK’s FTSE MIB, further supported performance. Manager selection contributed to positive performance, led by robust results within international equity and supported by solid contributions from fixed income. The International Core 1% Tracking Error sleeve sub-advised by PGIM Quantitative Solutions (PQS) was the single largest contributor, with additional notable gains from the Core Plus Bond sleeve sub-advised by PGIM Fixed Income (PFI). Meaningful contributions to performance also came from the Liquid Alternatives sleeve sub-advised by the PGIM Strategic Investment Research Group
(SIRG) and the Quant Core 1% Tracking Error sleeve sub-advised by PQS. Smaller but positive contributions to performance were generated by the PGIM US Real Estate Fund, AST Large Cap Value Portfolio, and the Disciplined Equity sleeve sub-advised by PGIM
Jennison Associates.
■
The largest detractor from the Portfolio’s performance relative to the Portfolio’s Custom Blended Index was cash exposure. Off-benchmark positions in Japan’s TOPIX market and in emerging market equities had a modest negative impact as well. US Treasury exposure within the overlay sleeve sub-advised by PGIM Quantitative Solutions also detracted from performance. Among managers, the Putnam International
Value Fund lagged the solid gains of the MSCI EAFE Value Index and was the single largest detractor for the reporting period. Global bonds underperformed US bonds, resulting in a negative contribution to performance. Within US equities, dividend growth strategies struggled as investors favored more speculative and growth-oriented stocks. Lastly, the AST Small Cap Equity Portfolio underperformed its benchmark, the
Russell 2000 Index, due to a rally in lower quality small-cap stocks—an area typically avoided by active small-cap managers.

■
Several of the Portfolio’s sub-advisors used derivatives to efficiently gain certain market exposures and provide liquidity to shareholders. In general, bond sleeves used derivatives such as interest rate swaps, futures, options, and swaptions (i.e., options on interest rate swaps) to gain interest rate and inflation exposures to various countries quickly and efficiently. Alternative strategy sleeves used derivatives to produce uncorrelated sources of market exposure, such as using currency forwards or futures contracts to replicate the exposures of a universe of hedge funds, or as half of an arbitrage position to hedge another position in a sleeve. During the reporting period, the use of derivatives did not have a material impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	15.55%	6.86%	8.28%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.00%	7.98%	8.75%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%),
Wilshire US REIT Index (3.33%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (3.33%), Bloomberg Commodity Index (3.33%), and ICE BofA US 3-Month
Treasury Bill Index (5%).

WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 5,309,646,531
Number of portfolio holdings	1,800
Total advisory fees paid for the year	$ 27,991,701
Portfolio turnover rate for the year	73%
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	25.9%
U.S. Treasury Obligations	11.9%
Unaffiliated Exchange-Traded Funds - Equity	10.2%
Banks	4.0%
Semiconductors & Semiconductor Equipment	3.8%
Unaffiliated Funds - Alternative Investment	3.5%
Unaffiliated Exchange-Traded Funds - Fixed Income	2.8%
Software	2.5%
Collateralized Loan Obligations	2.4%
Pharmaceuticals	1.9%
Interactive Media & Services	1.9%
Technology Hardware, Storage & Peripherals	1.7%
Options Purchased	1.7%
Insurance	1.4%
Aerospace & Defense	1.3%
Capital Markets	1.3%
Sovereign Bonds	1.3%
Oil, Gas & Consumable Fuels	1.1%
Broadline Retail	1.1%
Financial Services	1.0%
Automobiles	0.9%
Machinery	0.7%
Specialized REITs	0.7%
Industry Classification	% of Net Assets
Electrical Equipment	0.7%
Biotechnology	0.7%
Metals & Mining	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.6%
Consumer Staples Distribution & Retail	0.6%
Unaffiliated Funds - Equity	0.6%
Specialty Retail	0.6%
Retail REITs	0.6%
Health Care REITs	0.6%
Hotels, Restaurants & Leisure	0.6%
IT Services	0.6%
Industrial REITs	0.5%
Entertainment	0.5%
Textiles, Apparel & Luxury Goods	0.5%
U.S. Government Agency Obligations	0.5%
Others*	9.6%
Options Written	(0.0)%**
104.2%
Liabilities in excess of other assets	(4.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO
THE
PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective May 1, 2025, the Portfolio’s name changed from AST Advanced Strategies Portfolio to AST Multi-Asset Diversified Portfolio.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS196_AR

Advanced Series Trust
AST PGIM Aggressive Multi-Asset Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST PGIM Aggressive Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Aggressive Multi-Asset Portfolio	$96	0.89%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, allocations across major asset classes was a key driver of the Portfolio’s performance relative to its benchmark. A general underweight allocation to fixed income, combined with an overweight allocation to equities, contributed to positive performance.
Off-benchmark positions in local indices including IBEX-35 (Spain) and FTSE MIB (Italy) further enhanced performance, as did exposures to commodities and gold. Additionally, a strategic allocation to emerging markets contributed to performance.
■
Sub-advisor selections were generally positive throughout the reporting period, particularly within fixed income and international equity. The
Core Plus Bond sleeve sub-advised by PGIM Fixed Income delivered meaningful outperformance relative to the Bloomberg US Aggregate
Bond Index (BAGG), driven by strategic overweight positioning to “plus” sectors, such as the high yield bond sector, which was a standout performer. Within international equity, the EAFE All Cap sleeve sub-advised by PGIM Quantitative Solutions (PQS) significantly outperformed the MSCI Europe, Australasia, Far East Index (EAFE). In domestic equities, the disciplined equity sleeve sub-advised by PGIM Jennison
Associates and the large cap low-tracking error sleeve sub-advised by PQS exceeded their benchmark, the Russell 1000 Index.
■
Detracting from the Portfolio’s performance was exposure to real estate. After delivering strong gains in 2024, real estate gave back much of that value in 2025 amid heightened interest rate volatility. Cash, which was a positive contributor during market turbulence earlier in the reporting period, detracted from performance as markets stabilized. Underperformance within the domestic growth equity segment also weighed on results. The Large Cap Growth sleeve sub-advised by PGIM Jennison Associates was the most significant detractor, as growth strategies continued to struggle against the dominance of the “Magnificent 7” stocks within the Russell 1000 Growth Index.
■
Several of the Portfolio’s sub-advisors used derivatives to gain specific exposures to various markets. The use of these derivative instruments allowed the sub-advisors to manage risk and express tactical views. During the reporting period, equity futures were used to efficiently fulfill exposure to the equity benchmarks, the Russell 3000 Index and MSCI EAFE Index. US Treasury futures of varying maturities were also used to gain liquid exposure to fixed income during the reporting period. In addition, these derivatives were used to manage duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates), which helped offset the pullback and volatility in bonds caused by rising interest rates.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.00%	8.22%	8.26%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.36%	8.59%	9.91%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (30%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 13,731,307,939
Number of portfolio holdings	3,359
Total advisory fees paid for the year	$ 84,209,122
Portfolio turnover rate for the year	73%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	21.8%
Unaffiliated Exchange-Traded Funds - Equity	10.0%
Semiconductors & Semiconductor Equipment	6.2%
Banks	4.2%
Software	4.2%
Interactive Media & Services	3.5%
Collateralized Loan Obligations	3.2%
U.S. Treasury Obligations	3.0%
Unaffiliated Exchange-Traded Funds - Fixed Income	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Pharmaceuticals	2.5%
Aerospace & Defense	1.9%
Capital Markets	1.9%
Broadline Retail	1.8%
Financial Services	1.7%
Insurance	1.7%
Oil, Gas & Consumable Fuels	1.6%
Automobiles	1.3%
Sovereign Bonds	1.2%
Biotechnology	1.1%
Machinery	1.0%
IT Services	1.0%
Specialty Retail	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Health Care Equipment & Supplies	1.0%
Entertainment	0.9%
Electric Utilities	0.9%
Metals & Mining	0.9%
Health Care Providers & Services	0.8%
Electrical Equipment	0.8%
Hotels, Restaurants & Leisure	0.7%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Diversified Telecommunication Services	0.5%
Chemicals	0.5%
Multi-Utilities	0.5%
Others*	10.5%
Options Purchased	0.3%
Options Written	(0.0)%**
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
 Effective May 1, 2025,
the Portfolio’s name changed from AST Prudential Growth Allocation Portfolio to AST PGIM Aggressive Multi-Asset
Portfolio
.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS195_AR

Advanced Series Trust
AST Preservation Asset Allocation
Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Preservation Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation Portfolio	$86	0.81%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Overall tactical asset allocation was a key positive driver of the Portfolio’s performance relative to its custom blended index during the reporting period, as a general underweight allocation to fixed income and an overweight allocation to equities supported relative performance.
Off-benchmark positions in gold, S&P 500 Index, and the health care sector added meaningful value, while exposures to local equity markets including the IBEX-35 (Spain) and FTSE MIB (Italy) equity markets were also additive. Smaller contributions to performance came from off-benchmark allocations to emerging market debt and natural resources. Exposure to the S&P 500 Index via the overlay sleeve of the
Portfolio sub-advised by PGIM Quantitative Solutions (PQS) further enhanced results, as it outperformed the Russell 1000 Index during the period. Sub-advisor allocations were generally positive through the reporting period, particularly within fixed income. The Core Plus Bond sleeve sub-advised by PQS delivered solid results, driven by strategic overweight positioning to “plus” sectors, such as the high yield bond sector, which was a standout performer within fixed income. Within equities, modest outperformance across core domestic and international segments relative to the Russell 3000 Index and MSCI Europe, Australasia, and Far East Index (EAFE), respectively, contributed positively. The
International Core 1% Tracking Error sleeve sub-advised by PQS also outperformed its benchmark, the MSCI EAFE Index, benefiting from its inherent value tilt within quantitative strategies.
■
Cash exposure was the largest detractor from performance during the reporting period. Off-benchmark positions in the TOPIX (Japan) equity market and emerging market equities had a small negative impact. Minor detractors included off-benchmark exposures to commodities, high-yield bonds, and real estate investment trusts (REITs), which underperformed the Portfolio’s Custom Blended Index during the reporting period. Overall US Treasury exposure through the overlay sleeve also weighed on results. Among individual strategies, the Vanguard Dividend
Appreciation ETF was the most significant detractor from performance, as investors continued to favor higher-growth stocks. The Putnam
International Value Fund underperformed relative to the robust returns of the MSCI EAFE Value Index. Global bonds lagged domestic bonds, resulting in a negative contribution to performance from the global bond segment. Finally, the AST Small Cap Equity Portfolio underperformed its benchmark, the Russell 2000 Index, due to a rally in low-quality small-cap stocks, which are typically avoided by small-cap managers.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	11.33%	3.76%	5.45%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Custom Blended Index**	11.74%	4.12%	6.04%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond
Index (65%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,127,722,841
Number of portfolio holdings	2,309
Total advisory fees paid for the year	$ 17,099,565
Portfolio turnover rate for the year	50%

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	46.4%
Unaffiliated Exchange-Traded Funds - Equity	11.7%
Collateralized Loan Obligations	8.5%
U.S. Treasury Obligations	4.6%
Sovereign Bonds	3.1%
Banks	2.8%
Semiconductors & Semiconductor Equipment	1.6%
Unaffiliated Exchange-Traded Funds - Fixed Income	1.5%
Software	1.1%
Pharmaceuticals	0.8%
Interactive Media & Services	0.8%
Commercial Mortgage-Backed Securities	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industry Classi fica tion	% of Net Assets
Electric	0.7%
U.S. Government Agency Obligations	0.7%
Insurance	0.6%
Capital Markets	0.6%
Aerospace & Defense	0.5%
Others*	12.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS193_AR

Advanced Series Trust
AST Aggressive Asset Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Aggressive Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Aggressive Asset Allocation Portfolio	$79	0.73%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation was a key positive driver during the reporting period. An underweight allocation to fixed income and an overweight allocation to equities supported relative performance. Off-benchmark positions in gold, the S&P
500 Index, and the Health Care sector added meaningfully to performance, while exposures to local equity markets IBEX-35 (Spain) and FTSE
MIB (Italy) were also additive. Smaller contributions to performance came from off-benchmark allocations to emerging market debt and natural resources. Exposure to the S&P 500 Index via the overlay sleeve of the Portfolio sub-advised by PGIM Quantitative Solutions (PQS) further enhanced results, as it outperformed the Russell 1000 Index during the reporting period. Subadvisor allocations were generally positive, particularly within fixed income. The Core Plus bond sleeve sub-advised by PGIM Fixed Income (PFI) delivered solid results versus its benchmark, the Bloomberg US Aggregate Bond Index, driven by strategic overweight positioning to “plus” sectors such as the high yield bond sector, which was a standout performer within the fixed income segment. Within equities, modest outperformance across core domestic and international segments relative to their benchmarks contributed to performance. The International Core 1% Tracking Error sleeve sub-advised by PQS also outperformed relative to its benchmark, the MSCI Europe, Australasia, and Far East Index (EAFE), benefiting from its inherent value tilt within quantitative strategies.
■
The largest detractor from the Portfolio’s performance was cash exposure. Off-benchmark positions in the TOPIX (Japan) equity market and emerging market equities had a small negative impact. Minor detractors included off-benchmark exposures to commodities, high-yield bonds, and real estate investment trusts (REITs), all of which underperformed the portfolio’s Custom Blended Index. Overall US Treasury exposure via the overlay sleeve sub-advised by PQS also weighed on results. Among individual strategies, the Vanguard Dividend Appreciation ETF was the most significant detractor from a manager selection standpoint, as investors continued to favor higher-growth stocks. The Putnam International
Value Fund underperformed relative to the robust returns of the MSCI EAFE Value Index. Global bonds lagged domestic bonds, resulting in a negative contribution from that segment. Finally, the AST Small-Cap Equity Portfolio underperformed relative to its benchmark, the Russell
2000 Index, due to a rally in low-quality small-cap stocks, which are typically avoided by small-cap managers.

■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges
.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.17%	8.81%	9.59%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.86%	9.27%	10.51%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 11,601,291,910
Number of portfolio holdings	2,526
Total advisory fees paid for the year	$ 58,194,025
Portfolio turnover rate for the year	65%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	33.0%
Unaffiliated Exchange-Traded Funds - Equity	12.0%
Semiconductors & Semiconductor Equipment	5.0%
Banks	4.2%
Software	3.5%
Interactive Media & Services	2.7%
Collateralized Loan Obligations	2.7%
Technology Hardware, Storage & Peripherals	2.4%
Pharmaceuticals	2.2%
U.S. Treasury Obligations	1.9%
Capital Markets	1.7%
Insurance	1.5%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.4%
Broadline Retail	1.4%
Financial Services	1.2%
Sovereign Bonds	1.0%
Automobiles	1.0%
Machinery	0.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.8%
Hotels, Restaurants & Leisure	0.7%
Health Care Providers & Services	0.7%
Entertainment	0.6%
IT Services	0.6%
Metals & Mining	0.6%
Chemicals	0.5%
Others*	10.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective May 1, 2025, the Portfolio’s name changed from AST Capital Growth Asset Allocation Portfolio to AST Aggressive Asset Allocation
Portfolio.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at www.prudential.com/variableinsuranceportfolios or by request at (800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS190_AR

Advanced Series Trust
AST J.P. Morgan Aggressive Multi-Asset
Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST J.P. Morgan Aggressive Multi-Asset Portfolio (the “Portfolio”) for the
period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Aggressive Multi-Asset Portfolio	$87	0.81%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) delivered positive returns during the reporting period, with 2025 marking the first year since the
COVID-19 pandemic in which all major asset classes posted gains. The first half of the reporting period was shaped by heightened trade tensions as the US raised tariffs, but markets rebounded in the second half, fueled by fiscal and monetary stimulus and a broad risk-on rally.
Fears of tariff-driven inflation spikes and growing nervousness around the labor market set the stage for the Federal Reserve to cut rates by 75 basis points (bps) in the second half of 2025. In equities, US markets were driven by the ongoing investor enthusiasm over artificial intelligence
(AI), with communication services and information technology sectors outperforming, relative to other sectors. However, only two of the
“Magnificent Seven” tech companies surpassed the S&P 500’s 17.88% return. Growth stocks led in the US, but value outperformed in most other developed markets, resulting in similar global returns for both styles. Emerging market equities posted robust gains, led by China and supported by advances in other emerging markets’ domestic AI industries. Fixed income markets also performed well, with US Treasuries and high yield bonds posting modest gains. Emerging market debt led the sector during the reporting period, boosted by strong fundamentals and currency tailwinds. Despite persistent medium-term inflation concerns, central banks continued to normalize interest rates, and the reporting period underscored the importance of diversification as investors benefited from broad-based market strength.
■
The Portfolio underperformed its Custom Blended Index, composed of 85% MSCI World Index and 15% Bloomberg US Aggregate Bond Index,
by 4.03% over the reporting period. Tactical asset allocation decisions had a positive impact on performance overall, due to an overweight position in US financials and an underweight position in Japanese bonds, while developed non-US equities detracted from performance.
Security selection also had a negative impact on performance in aggregate. JP Morgan Global Select Equity ETF, JP Morgan Global Select
Equity SMA, and JP Morgan Small Cap Core SMA were the biggest detractors from performance, while JP Morgan Fixed Income Central Fund and JP Morgan Ultra-Short Income ETF were the largest contributors to performance.
■
During the reporting period, the Portfolio used forwards and futures to help manage positioning and exposure. The two largest derivative positions during the reporting period were in US Large Cap Equity Futures and US Government Bond Futures, both of which contributed positively to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.03%	7.43%	9.06%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	18.99%	10.27%	10.71%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (85%) and Bloomberg US Aggregate Bond Index (15%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,494,765,743
Number of portfolio holdings	283
Total advisory fees paid for the year	$ 13,449,944
Portfolio turnover rate for the year	72%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (7.1% represents investments purchased with collateral from securities on loan)	30.0%
Unaffiliated Exchange-Traded Funds - Equity	28.0%
Unaffiliated Exchange-Traded Funds - Fixed Income	10.9%
Banks	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Capital Markets	2.2%
U.S. Treasury Obligations	1.9%
Interactive Media & Services	1.7%
Hotels, Restaurants & Leisure	1.5%
Software	1.2%
Broadline Retail	1.2%
Machinery	1.2%
Aerospace & Defense	1.2%
Pharmaceuticals	1.1%
Oil, Gas & Consumable Fuels	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Industry Classification	% of Net Assets
Chemicals	0.9%
Insurance	0.9%
Industrial Conglomerates	0.7%
Building Products	0.6%
Electric Utilities	0.6%
Household Durables	0.6%
Financial Services	0.5%
Health Care Providers & Services	0.5%
Multi-Utilities	0.5%
Automobiles	0.5%
Entertainment	0.5%
Others*	7.7%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS237_AR

Advanced Series Trust
AST J.P. Morgan Conservative Multi-Asset
Portfolio
ANNUAL SHAREHOLDER REPORT – DECE
MB
ER 31, 2025
This annual shareholder report contains important information about the AST J.P. Morgan Conservative Multi-Asset Portfolio (the “Portfolio”) for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Conservative Multi-Asset Portfolio	$83	0.79%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) delivered positive returns during the reporting period, with 2025 marking the first year since the
COVID-19 pandemic in which all major asset classes posted gains. The first half of the reporting period was shaped by heightened trade tensions as the US raised tariffs, but markets rebounded in the second half, fueled by fiscal and monetary stimulus and a broad risk-on rally.
Fears of tariff-driven inflation spikes and growing nervousness around the labor market set the stage for the Federal Reserve to cut rates by 75 basis points (bps) in the second half of 2025. US equity markets were driven by the ongoing investor enthusiasm over artificial intelligence (AI), with communication services and information technology sectors outperforming, relative to other sectors. However, only two of the “Magnificent
Seven” tech companies surpassed the S&P 500’s 17.88% return. Growth stocks led in the US, but value outperformed in most other developed markets, resulting in similar global returns for both styles. Emerging market equities posted robust gains, led by China and supported by advances in other emerging markets’ domestic AI industries. Fixed income markets also performed well, with US Treasuries and high yield bonds posting modest gains. Emerging market debt led the sector during the reporting period, boosted by strong fundamentals and currency tailwinds. Despite persistent medium-term inflation concerns, central banks continued to normalize interest rates, and the reporting period underscored the importance of diversification as investors benefited from broad-based market strength.
■
The Portfolio underperformed its Custom Blended Index, composed of 40% MSCI World Index and 60% Bloomberg US Aggregate Bond Index,
by 1.48% over the reporting period. Tactical asset allocation decisions had a positive impact on overall performance, driven by an overweight position in US financials and an underweight position in Japanese bonds, while developed non-US equities detracted from performance.
Security selection also negatively impacted performance in aggregate, with JP Morgan Global Select Equity ETF and JP Morgan Small Cap
Core SMA being the largest detractors, partially offset by positive contributions from JP Morgan Fixed Income Central Fund and JP Morgan
Ultra-Short Income ETF.
■
During the reporting period, the Portfolio used forwards and futures to manage positioning and exposure. The two largest derivative positions during the reporting period were in US Large Cap Equity Futures and US Government Bond Futures, both of which contributed positively to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	10.37%	3.31%	5.19%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Custom Blended Index**	12.94%	4.82%	6.41%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,936,542,713
Number of portfolio holdings	208
Total advisory fees paid for the year	$ 20,834,754
Portfolio turnover rate for the year	21%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	61.8%
Unaffiliated Exchange-Traded Funds - Equity	22.3%
Unaffiliated Exchange-Traded Funds - Fixed Income	7.4%
U.S. Treasury Obligations	1.3%
Banks	1.3%
Semiconductors & Semiconductor Equipment	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.5%
Others*	5.2%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS157_AR

Advanced Series Trust
AST J.P. Morgan Moderate Multi-Asset
Portfolio
ANNUAL SHAREHOLDER REPORT – DECE
M
BER 31, 2025
This annual shareholder report contains important information about the AST J.P. Morgan Moderate Multi-Asset Portfolio (the “Portfolio”) for the
period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Moderate Multi-Asset Portfolio	$83	0.78%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) delivered positive returns during the reporting period, with 2025 marking the first year since the
COVID-19 pandemic in which all major asset classes posted gains. The first half of the reporting period was shaped by heightened trade tensions as the US raised tariffs, but markets rebounded in the second half, fueled by fiscal and monetary stimulus and a broad risk-on rally.
Fears of tariff-driven inflation spikes and growing nervousness around the labor market set the stage for the Federal Reserve to cut rates by 75 basis points (bps) in the second half of 2025. In equities, US markets were driven by the ongoing investor enthusiasm over artificial intelligence
(AI), with communication services and information technology sectors outperforming, relative to other sectors. However, only two of the
“Magnificent Seven” tech companies surpassed the S&P 500’s 17.88% return. Growth stocks led in the US, but value outperformed in most other developed markets, resulting in similar global returns for both styles. Emerging market equities posted robust gains, led by China and supported by advances in other emerging markets’ domestic AI industries. Fixed income markets also performed well, with US Treasuries and high yield bonds posting modest gains. Emerging market debt led the sector during the reporting period, boosted by strong fundamentals and currency tailwinds. Despite persistent medium-term inflation concerns, central banks continued to normalize interest rates, and the reporting period underscored the importance of diversification as investors benefited from broad-based market strength.
■
The Portfolio underperformed its Custom Blended Index, composed of 65% MSCI World Index and 35% Bloomberg US Aggregate Bond Index,
by 2.78% during the reporting period. Tactical asset allocation positively impacted performance, primarily due to an overweight position in US financials and an underweight position in Japanese bonds, while developed non-US equities detracted from performance. Security selection also negatively affected overall performance, with investments in JP Morgan Global Select Equity ETF and JP Morgan Small Cap Core SMA
being the largest detractors, while JP Morgan Fixed Income Central Fund and JP Morgan Ultra-Short Income ETF contributed positively to performance.
■
During the reporting period, the Portfolio used forwards and futures to manage positioning and exposure. The two largest derivative positions during the reporting period were US Large Cap Equity Futures and US Government Bond Futures, both of which contributed positively to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and
distributions were reinvested
. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	12.53%	5.61%	7.30%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.21%	7.76%	8.73%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%).
WHAT ARE
SOME KEY PORTFOLIO
STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,988,944,716
Number of portfolio holdings	205
Total advisory fees paid for the year	$ 10,292,664
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (6.2% represents investments purchased with collateral from securities on loan)	47.9%
Unaffiliated Exchange-Traded Funds - Equity	36.5%
Unaffiliated Exchange-Traded Funds - Fixed Income	7.6%
Banks	2.1%
U.S. Treasury Obligations	1.6%
Semiconductors & Semiconductor Equipment	1.2%
Capital Markets	0.7%
Industry Classification	% of Net Assets
Machinery	0.6%
Insurance	0.6%
Others*	7.4%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS199_AR

Advanced Series Trust
AST Multi-Asset Diversified Plus Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Multi-Asset Diversified Plus Portfolio (the “Portfolio”) for
the
period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Plus Portfolio	$107	1.00%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation added to performance, with an overweight allocation to equities and an underweight allocation to fixed income benefiting performance during the reporting period. Off-benchmark exposures—including positions in gold, emerging market debt, and select Europe, Australasia, and Far East (EAFE) local currency futures such as Spain’s IBEX-35 and the UK’s
FTSE MIB—further supported returns, as did allocations to the S&P 500 Index and US Health Care sector. Securities selection was also a positive contributor to overall performance. International equity and liquid alternatives were the strongest areas of selection, supplemented by solid results within fixed income. The International Core 1% Tracking Error sleeve sub-advised by PGIM Quantitative Solutions (PQS) was the single largest contributor to performance, with additional strength from the Liquid Alternatives sleeve sub-advised by the PGIM Strategic
Investment Research Group (SIRG) and the Market Participation Strategy sleeve sub-advised by PQS. Within fixed income, the Core Plus bond sleeve sub-advised by PGIM Fixed Income delivered notable gains, while smaller, but positive, contributions came from the PGIM US Real
Estate Fund and the Quant Core 1% Tracking Error sleeve sub-advised by PQS, as well as the PSF Jennison Blend Fund.
■
The largest detractor from the Portfolio’s performance was an overweight allocation to Treasury Inflation-Protected Securities, while off-benchmark exposure to local TOPIX (Japan) equities also detracted from results. US Treasury exposure implemented via the overlay sleeve of the Portfolio sub-advised by PQS further reduced relative performance, and elevated cash holdings acted as an additional drag on Portfolio performance. The Putnam International Value Fund lagged the solid returns of the MSCI EAFE Value Index and was the single largest detractor from Portfolio performance. Global bonds underperformed their domestic counterparts, resulting in that segment detracting from
Portfolio returns. Within US equities, dividend growth strategies also struggled as investors favored more speculative and growth-oriented areas of the market.
■
Several of the Portfolio’s sub-advisors used derivatives to efficiently gain certain market exposures and provide liquidity to shareholders. In general, bond sleeves used derivatives such as interest rate swaps, futures, options, and swaptions (i.e., options on interest rate swaps) to gain interest rate and inflation exposures to various countries quickly and efficiently. Alternative strategy sleeves used derivatives to produce uncorrelated sources of market exposure, such as using currency forwards or futures contracts to replicate the exposures of a universe of hedge funds, or as half of an arbitrage position to hedge another position in a sleeve. During the reporting period, the use of derivatives did not have a material impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.55%	5.58%	5.73%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	13.75%	6.73%	6.82%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%),
ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Index (9%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (8%), and Bloomberg Commodity
Index (8%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,279,913,217
Number of portfolio holdings	1,318
Total advisory fees paid for the year	$ 16,207,874
Portfolio turnover rate for the year	77%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (5.7% represents investments purchased with collateral from securities on loan)	24.7%
U.S. Treasury Obligations	15.0%
Unaffiliated Exchange-Traded Funds - Equity	12.3%
Unaffiliated Funds - Alternative Investment	10.8%
Unaffiliated Exchange-Traded Funds - Fixed Income	4.6%
Banks	2.6%
Unaffiliated Funds - Fixed Income	2.6%
Semiconductors & Semiconductor Equipment	2.2%
Collateralized Loan Obligations	1.9%
Specialized REITs	1.5%
Pharmaceuticals	1.5%
Software	1.4%
Retail REITs	1.3%
Health Care REITs	1.3%
Insurance	1.1%
Industrial REITs	1.0%
Interactive Media & Services	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Aerospace & Defense	0.9%
Industry Classification	% of Net Assets
Capital Markets	0.9%
Oil, Gas & Consumable Fuels	0.8%
Residential REITs	0.7%
Broadline Retail	0.6%
Financial Services	0.6%
Automobiles	0.6%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Machinery	0.6%
Health Care Equipment & Supplies	0.5%
Electric Utilities	0.5%
Others*	9.6%
Options Purchased	0.4%
Options Written	(0.0)%**
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
■
Effective May 1, 2025,
the Portfolio’s name changed from AST Academic Strategies Asset Allocation Portfolio to AST Multi-Asset Diversified
Plus Portfolio
.
■
Effective July 1, 2025, the Board of Trustees of Advanced Series Trust (the “Board”) approved the termination of Systematica Investments
Limited as a subadviser to the Portfolio.
■
Effective September 18, 2025, the Board approved the termination of Morgan Stanley Investment Management Inc. as a subadviser to the
Portfolio.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS191_AR

Advanced Series Trust
AST J.P. Morgan Fixed Income Central
Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for
the
period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$2	0.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Macro conditions during the reporting period were shaped by shifting trade dynamics and robust policy support: the US raised tariffs to historic levels in the first half of 2025 before fiscal and monetary stimulus fueled a broad risk-on rally. Medium-term inflation concerns persisted, but fears of a tariff-driven price spike were alleviated, allowing central banks to continue normalizing interest rates throughout the reporting period.
The Federal Reserve delivered three rate cuts in late 2025, supporting financial conditions and boosting fixed income returns. US Treasuries and high yield bonds both posted modest gains, driven by higher all-in yields and tighter spreads. Emerging market debt outperformed expectations due to strong fundamentals and currency tailwinds. Global credit benefited from dollar weakness and spread tightening, while
European and Japanese government bonds lagged amid fiscal expansion and rising yields. Overall, supportive policy and resilient fundamentals helped fixed income markets deliver positive returns across most sectors.
■
The Portfolio outperformed the Bloomberg U.S. Aggregate Index during the reporting period, with the US Securitized and US Investment Grade
Credit sleeves contributing, and the Treasury and Agencies sleeves detracting, from the Portfolio’s overall performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: November 29, 2022 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.07%	5.07%
Bloomberg US Aggregate Bond Index	7.30%	4.38%
Portfolio Inception: 11/29/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are
measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,603,494,116
Number of portfolio holdings	1,295
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	4.6
AA	59.7
A	13.5
BBB	20.5
BB	1.4
B	0.2
NR	0.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JPMFICP_AR

Advanced Series Trust
AST PGIM Fixed Income Central Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for
the
period
of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Security selection and sector allocation helped drive the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond Index during the reporting period. Overweight allocations to, and security selection in, the investment grade corporate bonds, mortgage-backed securities, non-agency collateralized mortgage-backed securities (CMBS), and non-agency mortgage-backed securities sectors were the largest contributors to performance. An overweight allocation to emerging markets and yield curve positioning also contributed to performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds.) Security selection in the banking, media and entertainment, and midstream energy sectors also contributed to performance.
■
Security selection in emerging markets detracted from the Portfolio’s performance. Duration positioning and credit selection in the healthcare and pharmaceuticals industry also detracted from performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates).
■
During the reporting period, the Portfolio used futures and swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures and swaps, in the aggregate, detracted from performance during the reporting period. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default
Swap Index to manage credit risk, which had a negative impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: June 27, 2022 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.24%	5.20%
Bloomberg US Aggregate Bond Index	7.30%	3.09%
Portfolio Inception: 06/27/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 9,882,812,942
Number of portfolio holdings	2,940
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	123%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	19.3
AA	33.0
A	17.2
BBB	22.6
BB	2.2
B	0.8
CCC and Below	0.4
NR	2.9
Cash/Cash Equivalents	1.6
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PGIMFICP_AR

Advanced Series Trust
AST Target Maturity C
en
tral Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$5	0.05%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Overweight allocations to, and security selection in, the non-agency collateralized mortgage-backed AAA-rated, US investment grade corporate bond, collateralized loan obligations AAA-rated, and asset-backed securities sectors contributed the most to the Portfolio’s outperformance relative to the Bloomberg US Aggregate Index during the reporting period. Security selection in technology, aerospace and defense, and banking also contributed to performance. Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) also contributed to the Portfolio’s performance during the reporting period.
■
Security selection in the mortgage-backed securities sector detracted from performance during the period. Security selection in media and entertainment and healthcare and pharmaceuticals also detracted from performance.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from performance. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default Swap Index to manage credit risk, which had a negligible impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: April 25, 2022 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	7.69%	3.12%
Bloomberg US Aggregate Bond Index	7.30%	2.69%
Portfolio Inception: 04/25/2022.
Since Inception returns are provided beca
use the
Portfolio has less than 10
fiscal
years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 327,764,099
Number of portfolio holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	126%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	26.6
AA	35.9
A	14.9
BBB	18.1
BB	0.9
B	0.2
NR	0.5
Cash/Cash Equivalents	2.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.c
om/variab
leinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

TMCP_AR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen Chipman, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $2,120,834 and $2,372,356, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, fees of $118,000 and $38,000 were billed to the Registrant for the services rendered by PwC in connection with N-14 filings and merger support services.

(c)	Tax Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
4(b)	0%	0%
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7     of this Form.

Items 7 – 11 (Refer to Report(s) below)

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2025

AST International Equity Portfolio AST Large-Cap Equity Portfolio (formerly, AST Large-Cap Core Portfolio) AST Large-Cap Growth Portfolio AST Large-Cap Value Portfolio AST Small-Cap Equity Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST International Equity Portfolio	A2
	AST Large-Cap Equity Portfolio.	A16
	AST Large-Cap Growth Portfolio	A27
	AST Large-Cap Value Portfolio	A35
	AST Small-Cap Equity Portfolio	A47

Section B	Notes to Financial Statements

Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

CITI — Citibank, N.A.

CVA — Certificate Van Aandelen (Bearer)

EAFE — Europe, Australasia, Far East

ETF — Exchange-Traded Fund

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

LP — Limited Partnership

MLP — Master Limited Partnership

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co. International PLC

OTC — Over-the-counter

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

REITs — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 92.0%
Australia — 5.0%
ANZ Group Holdings Ltd.	165,593	$4,003,643
APA Group, UTS	190,935	1,140,877
Aristocrat Leisure Ltd.	47,467	1,837,656
BHP Group Ltd.	221,937	6,697,866
Brambles Ltd.	111,319	1,699,877
Charter Hall Group, REIT	61,522	1,000,680
Commonwealth Bank of Australia	16,541	1,765,571
Computershare Ltd.	50,033	1,133,927
CSL Ltd.	15,157	1,744,290
Evolution Mining Ltd.	392,155	3,281,844
Fortescue Ltd.	220,346	3,222,008
Glencore PLC*	766,065	4,187,818
Harvey Norman Holdings Ltd.	54,201	250,278
Lottery Corp. Ltd. (The)	121,629	417,913
Medibank Private Ltd.	714,043	2,278,770
Mirvac Group, REIT	1,273,206	1,735,484
Northern Star Resources Ltd.	20,375	358,552
OceanaGold Corp.	34,566	979,649
Pantoro Gold Ltd.*	93,650	302,398
Perseus Mining Ltd.	62,624	235,427
Qantas Airways Ltd.	901,325	6,226,972
QBE Insurance Group Ltd.	586,187	7,760,791
Rio Tinto Ltd.	36,006	3,512,589
Rio Tinto PLC	140,458	11,314,039
Scentre Group, REIT	755,657	2,112,355
Sonic Healthcare Ltd.	154,740	2,329,918
Stockland, REIT	348,564	1,328,974
Suncorp Group Ltd	16,753	196,665
Telstra Group Ltd.	2,245,821	7,286,708
Vicinity Ltd., REIT	981,462	1,670,942
Woodside Energy Group Ltd.	72,072	1,123,791

		83,138,272

Austria — 0.3%
Erste Group Bank AG	39,037	4,680,906

Belgium — 0.5%
Anheuser-Busch InBev SA/NV	20,265	1,300,629
KBC Group NV	31,021	4,040,051
UCB SA	9,106	2,537,174

		7,877,854

Brazil — 1.0%
Ambev SA	875,300	2,203,267
Embraer SA, ADR	56,484	3,635,875
MercadoLibre, Inc.*	388	781,533
NU Holdings Ltd. (Class A Stock)*	160,414	2,685,330
Rede D’Or Sao Luiz SA, 144A	56,930	421,653
Vale SA	156,700	2,046,044
XP, Inc. (Class A Stock)	28,651	469,017
Yara International ASA	85,796	3,510,945

		15,753,664

Canada — 1.7%
Agnico Eagle Mines Ltd.	5,616	952,373
Bank of Montreal	3,408	442,589
Brookfield Corp.	59,044	2,710,978
Cenovus Energy, Inc.	368,763	6,238,517

	Shares	Value
COMMON STOCKS (continued)
Canada (cont’d.)
CGI, Inc.	5,921	$546,912
Colliers International Group, Inc.	5,909	868,516
Constellation Software, Inc.	339	815,398
Dollarama, Inc.	19,410	2,901,000
Finning International, Inc.	34,394	1,863,598
Kinross Gold Corp.	86,653	2,440,716
Manulife Financial Corp.	43,204	1,568,823
Shopify, Inc. (Class A Stock)*	32,775	5,275,792
Toronto-Dominion Bank (The)	5,225	492,446
Transcontinental, Inc. (Class A Stock)	36,649	606,656

		27,724,314

China — 1.9%
Alibaba Group Holding Ltd.	78,200	1,435,827
Anhui Conch Cement Co. Ltd. (Class H Stock)	195,000	553,673
BOC Hong Kong Holdings Ltd.	559,000	2,836,920
BYD Co. Ltd. (Class H Stock)	151,023	1,845,616
China Construction Bank Corp. (Class H Stock)	1,871,000	1,851,936
China Merchants Bank Co. Ltd. (Class H Stock)	146,000	993,223
Chow Tai Fook Jewellery Group Ltd.	240,400	384,076
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	139,200	571,102
Lenovo Group Ltd.	580,000	689,733
NetEase, Inc., ADR(a)	11,596	1,595,842
PDD Holdings, Inc., ADR*(a)	5,647	640,313
PetroChina Co. Ltd. (Class H Stock)	1,360,000	1,465,943
Prosus NV*	75,729	4,689,062
SITC International Holdings Co. Ltd.	283,000	1,012,686
Tencent Holdings Ltd.	102,847	7,892,843
Tencent Music Entertainment Group, ADR	25,435	445,876
Vipshop Holdings Ltd., ADR	29,722	525,782
Xiaomi Corp. (Class B Stock), 144A*	152,955	771,938
Yangzijiang Shipbuilding Holdings Ltd.	262,500	709,142

		30,911,533

Denmark — 0.6%
Danske Bank A/S	9,563	477,541
ISS A/S	21,177	721,494
Novo Nordisk A/S (Class B Stock)	78,909	4,002,144
Novonesis Novozymes B	38,838	2,484,876
Pandora A/S	10,669	1,179,843
ROCKWOOL A/S (Class B Stock)	11,360	399,121
Vestas Wind Systems A/S	36,057	975,242

		10,240,261

Finland — 1.0%
Konecranes OYJ	2,315	253,505
Nokia OYJ	315,183	2,032,008
Nordea Bank Abp	445,359	8,379,101
Orion OYJ (Class B Stock)	18,123	1,352,115
Sampo OYJ (Class A Stock)	78,262	946,877
Wartsila OYJ Abp	107,426	3,803,376

		16,766,982

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
France — 10.1%
Air Liquide SA	23,868	$4,486,085
Airbus SE	56,795	13,189,161
Alstom SA*	189,731	5,597,428
Amundi SA, 144A	27,284	2,255,017
AXA SA	271,686	13,035,778
BNP Paribas SA	192,994	18,258,592
Bouygues SA	24,370	1,266,884
Capgemini SE	36,766	6,104,929
Carrefour SA	85,067	1,419,392
Christian Dior SE	989	688,339
Cie de Saint-Gobain SA	60,067	6,108,328
Cie Generale des Etablissements Michelin SCA	59,975	1,987,943
Covivio SA, REIT	16,419	1,089,902
Credit Agricole SA	128,514	2,645,831
Danone SA	13,094	1,181,067
Edenred SE	11,827	261,447
Eiffage SA	20,871	2,990,385
Engie SA	464,059	12,190,529
EssilorLuxottica SA	24,135	7,631,437
Gecina SA, REIT	1,960	186,146
Hermes International SCA	1,231	3,056,389
Kering SA.	5,394	1,884,868
Klepierre SA, REIT	33,410	1,321,877
Legrand SA	41,609	6,185,709
L’Oreal SA	5,484	2,354,369
LVMH Moet Hennessy Louis Vuitton SE	7,541	5,683,921
Publicis Groupe SA	15,144	1,572,670
Safran SA	55,852	19,454,205
Societe Generale SA	66,857	5,382,257
Sodexo SA	9,251	473,985
Teleperformance SE	18,214	1,318,145
Thales SA	11,029	2,975,247
TotalEnergies SE	87,230	5,687,223
Unibail-Rodamco-Westfield, REIT	11,346	1,233,842
Vinci SA	46,065	6,480,567

		167,639,894

Germany — 7.4%
Allianz SE	17,647	8,159,572
Bayer AG	115,821	5,023,824
Bayerische Motoren Werke AG	18,454	2,001,066
Continental AG	9,857	782,281
Deutsche Bank AG	107,332	4,136,483
Deutsche Post AG	61,437	3,349,896
Deutsche Telekom AG	468,364	15,245,743
E.ON SE	387,854	7,343,985
Fresenius Medical Care AG	92,218	4,404,845
Fresenius SE & Co. KGaA	43,910	2,515,683
Friedrich Vorwerk Group SE	5,348	506,667
GEA Group AG	37,954	2,565,017
Henkel AG & Co. KGaA	3,087	234,940
HOCHTIEF AG	5,295	2,072,896
Infineon Technologies AG	96,299	4,201,618
LANXESS AG	64,278	1,317,147
LEG Immobilien SE	14,607	1,065,375
Mercedes-Benz Group AG	54,125	3,752,058
MTU Aero Engines AG	1,032	427,793

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,890	$10,456,993
Rheinmetall AG	2,150	3,922,449
RWE AG	38,908	2,061,612
SAP SE	36,462	8,859,119
Scout24 SE, 144A	17,353	1,742,934
Siemens AG	52,461	14,693,098
Siemens Energy AG*	59,591	8,359,937
Talanx AG	13,714	1,821,754
Vonovia SE	76,269	2,194,974

		123,219,759

Greece — 0.2%
Hellenic Telecommunications Organization SA	45,597	902,498
National Bank of Greece SA	101,637	1,550,214
OPAP SA	21,972	492,217

		2,944,929

Hong Kong — 1.6%
AIA Group Ltd.	1,050,024	10,807,995
CLP Holdings Ltd.	156,000	1,395,405
Futu Holdings Ltd., ADR*	2,800	459,788
Hong Kong Exchanges & Clearing Ltd.	50,100	2,621,300
Prudential PLC	354,435	5,452,301
Techtronic Industries Co. Ltd.	102,500	1,179,071
WH Group Ltd., 144A	4,011,029	4,468,343

		26,384,203

Hungary — 0.0%
Richter Gedeon Nyrt	16,803	507,953

India — 0.5%
Eternal Ltd.*	595,253	1,844,679
Infosys Ltd.	81,471	1,467,202
Mahindra & Mahindra Ltd.	25,468	1,051,805
MakeMyTrip Ltd.*(a)	5,630	462,336
Maruti Suzuki India Ltd.	3,142	584,349
Tata Consultancy Services Ltd.	53,515	1,912,047
UPL Ltd.	122,994	1,089,154

		8,411,572

Indonesia — 0.1%
Astra International Tbk PT	3,349,600	1,344,386
Telkom Indonesia Persero Tbk PT	2,596,700	543,321

		1,887,707

Ireland — 1.0%
AerCap Holdings NV	21,600	3,105,216
AIB Group PLC	731,699	7,822,118
Bank of Ireland Group PLC	17,150	327,999
Cairn Homes PLC	1,015,443	2,470,370
Kingspan Group PLC	23,439	2,019,714

		15,745,417

Israel — 0.5%
Bank Hapoalim BM	84,759	1,917,000
Bank Leumi Le-Israel BM	64,898	1,430,203

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Israel (cont’d.)
Check Point Software Technologies Ltd.*(a)	10,566	$1,960,627
Elbit Systems Ltd.	1,730	993,238
Nice Ltd.*	14,473	1,635,985
Nova Ltd.*	625	208,933

		8,145,986

Italy — 2.7%
Banca Mediolanum SpA	66,458	1,509,030
BPER Banca SpA	193,620	2,616,286
Brunello Cucinelli SpA	25,133	2,882,696
Enel SpA	1,166,755	12,131,143
Eni SpA	94,767	1,796,415
Ferrari NV	1,340	497,963
Intesa Sanpaolo SpA	282,033	1,948,878
Italgas SpA	165,803	1,849,300
Leonardo SpA	2,306	131,904
Moncler SpA	25,809	1,649,717
Ryanair Holdings PLC	67,490	2,326,893
Ryanair Holdings PLC, ADR(a)	25,461	1,838,030
Snam SpA	194,275	1,290,933
UniCredit SpA	132,269	10,955,405
Unipol Assicurazioni SpA	85,626	2,054,309

		45,478,902

Japan — 17.2%
Advantest Corp.	40,498	5,120,888
Aisin Corp.	24,700	462,786
Ajinomoto Co., Inc.	137,500	2,906,750
Anycolor, Inc.	18,300	564,529
Asahi Group Holdings Ltd.(a)	208,000	2,180,215
Asahi Kasei Corp.	449,200	3,992,826
Asics Corp.	155,000	3,721,003
Astellas Pharma, Inc.	260,000	3,460,474
Chubu Electric Power Co., Inc.	41,100	633,208
Dai Nippon Printing Co. Ltd.	65,600	1,129,238
Daifuku Co. Ltd.	88,000	2,769,860
Daito Trust Construction Co. Ltd.	57,800	1,100,626
Daiwa House Industry Co. Ltd.	15,600	518,214
Daiwa Securities Group, Inc.	67,000	587,174
Dentsu Soken, Inc.	15,600	272,680
DTS Corp.	18,000	141,506
ENEOS Holdings, Inc.	234,000	1,655,575
FANUC Corp.	9,600	373,591
Fujikura Ltd.	14,000	1,552,536
Fujitsu Ltd.	5,000	137,415
Hitachi Ltd.	405,300	12,710,845
Honda Motor Co. Ltd.	426,300	4,183,995
Hoya Corp.	60,294	9,144,767
Idemitsu Kosan Co. Ltd.	123,200	932,781
IHI Corp.	141,400	2,485,896
Iida Group Holdings Co. Ltd.	8,800	141,433
Inpex Corp.(a)	90,500	1,810,049
Isuzu Motors Ltd.	254,400	3,970,453
ITOCHU Corp.	605,500	7,651,590
JFE Holdings, Inc.	43,700	557,127
JGC Holdings Corp.	122,800	1,489,650
JX Advanced Metals Corp.	93,500	1,168,850
Kajima Corp.	56,400	2,103,016

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Kansai Electric Power Co., Inc. (The)	68,800	$1,080,483
Kao Corp.	139,600	5,571,653
Kawasaki Kisen Kaisha Ltd.	63,600	885,326
KDDI Corp.	264,900	4,584,811
Kioxia Holdings Corp.*	32,000	2,129,761
Kirin Holdings Co. Ltd.(a)	72,300	1,082,260
Komatsu Ltd.	7,600	241,167
LY Corp.	600,000	1,596,569
Makita Corp.	11,500	348,553
MatsukiyoCocokara & Co.	144,800	2,507,007
MINEBEA MITSUMI, Inc.	122,100	2,456,845
Mitsubishi Corp.	368,600	8,430,872
Mitsubishi Electric Corp.	146,500	4,271,479
Mitsubishi Heavy Industries Ltd.	107,200	2,617,014
Mitsubishi UFJ Financial Group, Inc.	1,202,027	19,077,459
Mitsui & Co. Ltd.	108,300	3,216,222
Mitsui Fudosan Co. Ltd.	294,500	3,346,778
Mitsui OSK Lines Ltd.	26,700	802,720
Mizuho Financial Group, Inc.	33,100	1,207,970
MS&AD Insurance Group Holdings, Inc.	156,500	3,674,154
Murata Manufacturing Co. Ltd.	76,900	1,589,366
NEC Corp.	224,000	7,579,154
Nexon Co. Ltd.	76,500	1,868,627
Nintendo Co. Ltd.	89,858	6,066,724
Nippon Yusen KK	104,100	3,371,964
Nitto Boseki Co. Ltd.	18,500	1,202,581
Nitto Denko Corp.	19,500	464,289
Nomura Holdings, Inc.	256,800	2,139,265
NSK Ltd.	25,200	157,238
NTN Corp.	272,500	640,296
Obayashi Corp.	119,800	2,507,164
Obic Co. Ltd.	24,600	772,162
ORIX Corp.	124,200	3,632,513
Osaka Gas Co. Ltd.	46,100	1,601,831
Otsuka Corp.	68,200	1,405,302
Pan Pacific International Holdings Corp.	195,400	1,163,979
Panasonic Holdings Corp.	136,500	1,769,591
Recruit Holdings Co. Ltd.	42,576	2,392,413
Renesas Electronics Corp.*	230,500	3,157,124
Resona Holdings, Inc.	293,000	2,788,692
Sankyo Co. Ltd.	88,800	1,441,303
Sankyu, Inc.	21,000	1,134,994
SBI Holdings, Inc.	112,900	2,432,996
SCREEN Holdings Co. Ltd.	4,900	477,281
Sekisui Chemical Co. Ltd.	43,800	736,596
Simplex Holdings, Inc.	45,000	302,253
SMC Corp.	1,600	553,601
SoftBank Group Corp.	131,664	3,693,615
Sojitz Corp.	49,700	1,545,663
Sompo Holdings, Inc.	158,900	5,393,418
Sony Financial Group, Inc.*	314,750	333,558
Sony Group Corp.	575,350	14,758,296
Subaru Corp.	32,500	699,765
Sugi Holdings Co. Ltd.	31,200	733,476
Sumitomo Corp.	146,800	5,081,116
Sumitomo Electric Industries Ltd.	113,600	4,575,500
Sumitomo Mitsui Financial Group, Inc.	326,900	10,513,567

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Sumitomo Pharma Co. Ltd.*	78,600	$1,160,805
Sumitomo Realty & Development Co. Ltd.	35,000	878,708
Suzuki Motor Corp.	250,300	3,743,354
Taisei Corp.	23,200	2,198,685
Tekscend Photomask Corp.*	28,300	547,427
TIS, Inc.	18,900	634,957
Tokio Marine Holdings, Inc.	69,793	2,579,975
Tokyo Electron Ltd.	19,300	4,298,638
Tokyo Gas Co. Ltd.	13,500	535,200
TOPPAN Holdings, Inc.	8,400	249,704
Toyota Motor Corp.	416,900	8,953,802
Toyota Tsusho Corp.	96,500	3,253,903
Trend Micro, Inc.	11,800	490,081
Tsuruha Holdings, Inc.	71,500	1,313,694
Yamaha Corp.	66,900	466,576
Yamazaki Baking Co. Ltd.(a)	123,400	2,589,177

		285,332,608

Luxembourg — 0.0%
ArcelorMittal SA	16,680	765,938

Macau — 0.1%
Galaxy Entertainment Group Ltd.	239,000	1,178,466

Mexico — 0.3%
Fresnillo PLC	70,331	3,136,092
Grupo Financiero Banorte SAB de CV (Class O Stock)	138,509	1,283,290

		4,419,382

Netherlands — 5.3%
ABN AMRO Bank NV, 144A, CVA	61,648	2,153,913
Adyen NV, 144A*	1,005	1,620,638
Argenx SE*	10,311	8,697,780
ASML Holding NV	31,370	33,801,808
ASR Nederland NV	71,663	5,098,880
Euronext NV, 144A	7,645	1,148,416
Heineken NV	19,280	1,590,734
ING Groep NV	537,172	15,098,956
Koninklijke Ahold Delhaize NV	171,491	7,032,313
Koninklijke BAM Groep NV	70,554	769,432
Koninklijke KPN NV	1,014,122	4,738,704
Magnum Ice Cream Co. NV (The)*	15,139	242,247
NN Group NV	63,210	4,876,312
SBM Offshore NV	4,972	143,055
Wolters Kluwer NV	12,687	1,314,075

		88,327,263

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	106,694	2,318,134

Norway — 0.1%
Equinor ASA	45,856	1,081,368

Peru — 0.1%
Credicorp Ltd.	7,851	2,253,237

Portugal — 0.1%
Galp Energia SGPS SA	14,850	255,722
Jeronimo Martins SGPS SA	27,275	649,046

	Shares	Value
COMMON STOCKS (continued)
Portugal (cont’d.)
Sonae SGPS SA	75,801	$143,573

		1,048,341

Singapore — 1.9%
DBS Group Holdings Ltd.	401,384	17,582,487
Oversea-Chinese Banking Corp. Ltd.	133,600	2,052,527
Sea Ltd., ADR*	26,046	3,322,688
Singapore Exchange Ltd.	240,300	3,163,293
Singapore Technologies Engineering Ltd.	466,100	3,045,542
STMicroelectronics NV	100,764	2,633,479

		31,800,016

South Africa — 0.2%
Anglo American PLC	36,057	1,491,408
AVI Ltd.	92,681	590,450
Gold Fields Ltd.	9,192	400,793
Valterra Platinum Ltd.	4,341	362,289

		2,844,940

South Korea — 0.7%
DB Insurance Co. Ltd.	6,664	605,119
Doosan Bobcat, Inc.*	20,772	830,877
KB Financial Group, Inc.	15,516	1,335,690
Samsung Electronics Co. Ltd.	35,399	2,966,964
Samsung Fire & Marine Insurance Co. Ltd.	1,654	569,851
SK hynix, Inc.	9,768	4,423,714
SK Square Co. Ltd.*	6,272	1,597,217

		12,329,432

Spain — 2.9%
ACS Actividades de Construccion y
Servicios SA	24,910	2,472,700
Amadeus IT Group SA	8,684	642,712
Banco Bilbao Vizcaya Argentaria SA	321,537	7,542,364
Banco Santander SA	932,410	10,974,923
CaixaBank SA	828,618	10,130,787
Endesa SA.	7,568	272,302
Iberdrola SA	273,915	5,931,190
Industria de Diseno Textil SA	112,283	7,406,712
Naturgy Energy Group SA	38,340	1,167,390
Repsol SA	34,800	649,313
Solaria Energia y Medio Ambiente SA*	49,250	1,046,795

		48,237,188

Sweden — 2.2%
Atlas Copco AB (Class A Stock)	301,571	5,368,741
Atlas Copco AB (Class B Stock)	53,543	855,977
Boliden AB*	72,519	4,017,282
Epiroc AB (Class B Stock)	11,020	221,707
Essity AB (Class B Stock)	10,235	294,270
Industrivarden AB (Class A Stock)	3,575	160,154
Investor AB (Class B Stock)	94,371	3,362,967
Saab AB (Class B Stock)	11,211	650,465
Sandvik AB	157,448	5,085,742
Securitas AB (Class B Stock)	12,690	201,811
Swedbank AB (Class A Stock)	77,850	2,701,010

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Sweden (cont’d.)
Swedish Orphan Biovitrum AB*	10,250	$367,843
Tele2 AB (Class B Stock)	12,319	206,424
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	476,325	4,635,614
Telia Co. AB	315,726	1,349,403
Volvo AB (Class B Stock)	192,699	6,132,576

		35,611,986

Switzerland — 3.6%
ABB Ltd.	141,501	10,431,107
Avolta AG*	12,083	712,654
Cie Financiere Richemont SA (Class A Stock)	58,287	12,569,652
Galderma Group AG	42,987	8,753,566
Logitech International SA	22,046	2,238,067
Lonza Group AG	11,412	7,694,198
On Holding AG (Class A Stock)*	12,012	558,318
Partners Group Holding AG	2,666	3,271,133
Sandoz Group AG	27,086	1,966,611
Schindler Holding AG	656	232,120
UBS Group AG	226,744	10,469,814
Zurich Insurance Group AG	1,199	907,286

		59,804,526

Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	160,000	1,172,852
MediaTek, Inc.	38,000	1,725,397
Taiwan Semiconductor Manufacturing Co. Ltd., ADR.	70,167	21,323,050

		24,221,299

Thailand — 0.1%
Kasikornbank PCL	173,200	1,068,252

United Arab Emirates — 0.1%
Emaar Properties PJSC	291,731	1,113,404
Emirates NBD Bank PJSC	82,303	623,528

		1,736,932

United Kingdom — 12.5%
3i Group PLC	119,327	5,232,350
Admiral Group PLC	5,472	234,081
Ashtead Group PLC	24,341	1,659,550
AstraZeneca PLC	97,166	17,981,477
B&M European Value Retail SA	102,300	231,904
BAE Systems PLC	119,368	2,747,261
Barclays PLC	3,104,477	19,872,157
British American Tobacco PLC	113,754	6,448,789
CK Hutchison Holdings Ltd	280,000	1,903,569
Coca-Cola Europacific Partners PLC	46,417	4,210,022
Compass Group PLC	280,116	8,875,490
Convatec Group PLC, 144A	132,104	431,308
Currys PLC	199,816	338,456
Diageo PLC	63,069	1,359,005
Halma PLC	93,750	4,449,832
Hikma Pharmaceuticals PLC	21,429	446,729
HSBC Holdings PLC	1,233,036	19,402,982
IG Group Holdings PLC	45,663	808,399
Imperial Brands PLC	200,766	8,430,200

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
InterContinental Hotels Group PLC	17,531	$2,463,611
International Consolidated Airlines Group SA	711,730	3,951,818
JD Sports Fashion PLC	1,456,256	1,650,647
Kingfisher PLC	896,811	3,775,173
Lloyds Banking Group PLC	1,538,086	2,034,447
London Stock Exchange Group PLC	44,437	5,345,261
National Grid PLC	214,964	3,297,222
NatWest Group PLC	1,696,906	14,885,738
Next PLC	49,225	9,062,331
Nomad Foods Ltd	40,300	504,153
Phoenix Group Holdings PLC	98,350	973,649
Reckitt Benckiser Group PLC	37,353	3,022,580
RELX PLC	64,917	2,644,105
Rolls-Royce Holdings PLC	482,853	7,467,666
Safestore Holdings PLC, REIT	60,908	603,151
Sage Group PLC (The)	56,789	825,967
Segro PLC, REIT	263,294	2,550,827
Smith & Nephew PLC	110,253	1,833,613
SSE PLC	76,034	2,229,158
Standard Chartered PLC	297,895	7,268,769
TechnipFMC PLC	25,097	1,118,322
Tesco PLC	2,056,821	12,231,563
Unilever PLC (XLON)	10,650	695,841
Unilever PLC (XAMS)	67,288	4,402,632
United Utilities Group PLC	55,870	897,632
Vodafone Group PLC	2,929,442	3,904,974
WPP PLC	359,876	1,616,647

		206,321,058

United States — 6.9%
Aegon Ltd	258,942	2,013,612
AP Moller - Maersk A/S (Class A Stock)	88	201,850
AP Moller - Maersk A/S (Class B Stock)	354	812,271
BP PLC	215,924	1,259,261
CRH PLC	53,353	6,629,724
CyberArk Software Ltd.*	4,571	2,038,940
Ferguson Enterprises, Inc	12,464	2,763,411
GSK PLC	123,991	3,039,914
Holcim AG*	2,920	284,263
Monday.com Ltd.*	4,900	723,044
Nestle SA	133,798	13,280,672
Novartis AG	169,557	23,364,275
QIAGEN NV	12,575	571,873
Roche Holding AG	47,051	19,430,665
Sanofi SA	83,643	8,092,897
Schneider Electric SE	3,036	830,575
Shell PLC	608,393	22,420,651
Signify NV, 144A	20,925	514,577
Spotify Technology SA*	6,371	3,699,703
Stellantis NV	135,798	1,487,084
Tenaris SA	75,728	1,461,237

		114,920,499

TOTAL COMMON STOCKS (cost $1,213,962,248)		1,523,080,973

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
PREFERRED STOCKS — 0.5%
Brazil — 0.0%
Gerdau SA (PRFC)	132,692	$489,721

Germany — 0.5%
Bayerische Motoren Werke AG (PRFC)	1,602	170,710
Henkel AG & Co. KGaA (PRFC)	35,872	2,926,611
Porsche Automobil Holding SE (PRFC)	7,375	344,084
Sartorius AG (PRFC)	9,610	2,767,339
Volkswagen AG (PRFC)	8,375	1,022,075

		7,230,819

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	7,825	485,704

TOTAL PREFERRED STOCKS (cost $7,777,108)		8,206,244

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.8%
United States
iShares Core MSCI EAFE ETF	525,039	46,969,989
iShares MSCI EAFE ETF(a)	187,486	18,004,280
iShares MSCI EAFE Growth ETF	123,403	14,058,070
iShares MSCI EAFE Value ETF	249,930	17,847,501

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $77,857,506)		96,879,840

TOTAL LONG-TERM INVESTMENTS (cost $1,299,596,862)		1,628,167,057

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS — 3.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	20,221,773	20,221,773
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $29,074,324; includes $28,992,743 of cash collateral for securities on loan)(b)(wb)	29,091,780	29,074,324

TOTAL AFFILIATED MUTUAL FUNDS (cost $49,296,097)		49,296,097

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Bank
3.501%	01/02/26	1,220	1,219,742

(cost $1,219,881)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 0.0%
U.S. Treasury Bills
3.834%	01/20/26(h)	501	$500,115
3.651%	03/05/26(k)	450	447,264

TOTAL U.S. TREASURY OBLIGATIONS (cost $947,148)			947,379

TOTAL SHORT-TERM INVESTMENTS (cost $51,463,126)			51,463,218

TOTAL INVESTMENTS—101.4% (cost $1,351,059,988)			1,679,630,275
Liabilities in excess of other assets(z) — (1.4)%			(23,788,170)

NET ASSETS — 100.0%			$1,655,842,105

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,092,520; cash collateral of $28,992,743 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
71	Mini MSCI EAFE Index	Mar. 2026	$10,302,455	$62,511

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	1,792	$1,163,140	$1,196,068	$32,928	$—
Expiring 01/14/26	GSI	AUD	1,047	693,329	698,847	5,518	—
Expiring 01/14/26	GSI	AUD	515	334,813	343,850	9,037	—
Expiring 01/14/26	MSI	AUD	1,409	919,363	940,183	20,820	—
Expiring 01/14/26	MSI	AUD	472	306,398	315,085	8,687	—
British Pound,
Expiring 03/17/26	WBC	GBP	2,306	3,078,234	3,107,203	28,969	—
Canadian Dollar,
Expiring 01/14/26	CITI	CAD	125	89,678	91,202	1,524	—
Expiring 01/14/26	GSI	CAD	123	87,700	89,599	1,899	—
Expiring 01/14/26	GSI	CAD	122	86,535	88,651	2,116	—
Chinese Renminbi,
Expiring 02/11/26	CITI	CNH	5,175	732,933	743,712	10,779	—
Expiring 02/11/26	GSI	CNH	4,702	666,034	675,761	9,727	—
Danish Krone,
Expiring 03/17/26	GSI	DKK	326	51,563	51,492	—	(71)
Euro,
Expiring 03/17/26	MSI	EUR	4,217	4,972,635	4,974,029	1,394	—
Hong Kong Dollar,
Expiring 02/11/26	CITI	HKD	35,720	4,603,302	4,596,351	—	(6,951)
Expiring 02/11/26	GSI	HKD	5,594	720,903	719,837	—	(1,066)
Israeli Shekel,
Expiring 01/14/26	MSI	ILS	8,981	2,736,305	2,820,010	83,705	—
Japanese Yen,
Expiring 02/12/26	CITI	JPY	154,118	986,102	987,640	1,538	—
Expiring 02/12/26	GSI	JPY	214,925	1,394,796	1,377,311	—	(17,485)
Expiring 02/12/26	MSI	JPY	1,410,285	9,164,985	9,037,563	—	(127,422)
Expiring 02/12/26	MSI	JPY	140,271	896,161	898,901	2,740	—
New Zealand Dollar,
Expiring 01/14/26	WBC	NZD	913	525,436	525,683	247	—
Norwegian Krone,
Expiring 03/17/26	MSI	NOK	19,470	1,919,073	1,930,968	11,895	—
Singapore Dollar,
Expiring 02/11/26	GSI	SGD	1,305	1,011,579	1,017,843	6,264	—
Expiring 02/11/26	MSI	SGD	4,822	3,725,293	3,761,737	36,444	—
South Korean Won,
Expiring 02/11/26	MSI	KRW	2,028,868	1,401,930	1,407,050	5,120	—
Swedish Krona,
Expiring 03/17/26	CITI	SEK	6,329	688,022	690,202	2,180	—
Expiring 03/17/26	GSI	SEK	18,370	1,997,187	2,003,413	6,226	—
Expiring 03/17/26	MSI	SEK	54,947	5,946,376	5,992,509	46,133	—
Swiss Franc,
Expiring 03/17/26	GSI	CHF	2,124	2,703,938	2,703,060	—	(878)
Expiring 03/17/26	MSI	CHF	13,734	17,429,984	17,480,987	51,003	—

				$71,033,727	$71,266,747	386,893	(153,873)

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	GSI	AUD	2,336	$1,522,359	$1,559,341	$—	$(36,982)
Expiring 01/14/26	GSI	AUD	257	167,465	171,258	—	(3,793)
Expiring 01/14/26	WBC	AUD	2,490	1,626,238	1,661,787	—	(35,549)
British Pound,
Expiring 03/17/26	CITI	GBP	1,097	1,473,437	1,478,401	—	(4,964)
Expiring 03/17/26	GSI	GBP	3,962	5,321,600	5,339,495	—	(17,895)
Expiring 03/17/26	MSI	GBP	15,424	20,592,551	20,786,971	—	(194,420)
Expiring 03/17/26	MSI	GBP	749	1,001,983	1,009,679	—	(7,696)
Canadian Dollar,
Expiring 01/14/26	GSI	CAD	1,399	1,001,288	1,019,924	—	(18,636)
Expiring 01/14/26	MSI	CAD	5,153	3,687,597	3,756,661	—	(69,064)
Chinese Renminbi,
Expiring 02/11/26	GSI	CNH	9,300	1,321,647	1,336,576	—	(14,929)
Czech Koruna,
Expiring 03/17/26	MSI	CZK	32	1,530	1,539	—	(9)
Danish Krone,
Expiring 03/17/26	MSI	DKK	6,689	1,056,926	1,057,180	—	(254)
Euro,
Expiring 03/17/26	CITI	EUR	1,817	2,146,184	2,143,268	2,916	—
Expiring 03/17/26	GSI	EUR	1,112	1,313,260	1,311,414	1,846	—
Expiring 03/17/26	MSI	EUR	893	1,053,889	1,053,588	301	—
Expiring 03/17/26	WBC	EUR	5,339	6,294,684	6,296,411	—	(1,727)
Japanese Yen,
Expiring 02/12/26	GSI	JPY	16,084	105,042	103,070	1,972	—
Expiring 02/12/26	WBC	JPY	358,649	2,330,633	2,298,342	32,291	—
South Korean Won,
Expiring 02/11/26	GSI	KRW	2,031,817	1,404,498	1,409,095	—	(4,597)
Swiss Franc,
Expiring 03/17/26	WBC	CHF	892	1,131,563	1,134,962	—	(3,399)

				$54,554,374	$54,928,962	39,326	(413,914)

						$426,219	$(567,787)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$447,264

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$979,649	$82,158,623	$—
Austria	—	4,680,906	—
Belgium	—	7,877,854	—
Brazil	7,571,755	8,181,909	—
Canada	27,724,314	—	—
China	3,207,813	27,703,720	—
Denmark	—	10,240,261	—
Finland	—	16,766,982	—
France	—	167,639,894	—
Germany	—	123,219,759	—
Greece	—	2,944,929	—
Hong Kong	459,788	25,924,415	—
Hungary	—	507,953	—
India	462,336	7,949,236	—
Indonesia	—	1,887,707	—
Ireland	3,105,216	12,640,201	—
Israel	1,960,627	6,185,359	—
Italy	1,838,030	43,640,872	—
Japan	4,701,686	280,630,922	—
Luxembourg	—	765,938	—
Macau	—	1,178,466	—
Mexico	1,283,290	3,136,092	—
Netherlands	242,247	88,085,016	—
New Zealand	—	2,318,134	—
Norway	—	1,081,368	—
Peru	2,253,237	—	—
Portugal	—	1,048,341	—
Singapore	3,322,688	28,477,328	—
South Africa	590,450	2,254,490	—
South Korea	—	12,329,432	—
Spain	—	48,237,188	—
Sweden	—	35,611,986	—
Switzerland	558,318	59,246,208	—
Taiwan	21,323,050	2,898,249	—
Thailand	—	1,068,252	—
United Arab Emirates	—	1,736,932	—
United Kingdom	5,832,497	200,488,561	—
United States	6,461,687	108,458,812	—
Preferred Stocks
Brazil	—	489,721	—
Germany	—	7,230,819	—
South Korea	—	485,704	—
Unaffiliated Exchange-Traded Funds
United States	96,879,840	—	—
Short-Term Investments
Affiliated Mutual Funds	49,296,097	—	—
U.S. Government Agency Obligation	—	1,219,742	—
U.S. Treasury Obligations	—	947,379	—

Total	$240,054,615	$1,439,575,660	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$62,511	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	426,219	—

Total	$62,511	$426,219	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(567,787)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Banks	15.7%
Pharmaceuticals	6.1
Unaffiliated Exchange-Traded Funds	5.8
Insurance	5.5
Semiconductors & Semiconductor Equipment	5.1
Aerospace & Defense	3.5
Metals & Mining	3.1
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	3.0
Capital Markets	2.9
Oil, Gas & Consumable Fuels	2.8
Machinery	2.7
Trading Companies & Distributors	2.3
Automobiles	2.1
Textiles, Apparel & Luxury Goods	2.0
Electrical Equipment	2.0
Industrial Conglomerates	2.0
Diversified Telecommunication Services	1.8
IT Services	1.6
Food Products	1.6
Consumer Staples Distribution & Retail	1.6
Broadline Retail	1.5
Construction & Engineering	1.5
Electric Utilities	1.4
Multi-Utilities	1.4
Health Care Equipment & Supplies	1.3
Household Durables	1.2
Hotels, Restaurants & Leisure	1.1
Software	1.0
Chemicals	1.0
Tobacco	0.9
Passenger Airlines	0.9
Specialty Retail	0.9
Entertainment	0.9
Beverages	0.8
Personal Care Products	0.8
Wireless Telecommunication Services	0.7

Interactive Media & Services	0.7%
Real Estate Management & Development	0.7
Life Sciences Tools & Services	0.7
Financial Services	0.7
Biotechnology	0.7
Building Products	0.6
Health Care Providers & Services	0.6
Professional Services	0.5
Automobile Components	0.5
Gas Utilities	0.5
Construction Materials	0.4
Electronic Equipment, Instruments & Components	0.4
Technology Hardware, Storage & Peripherals	0.4
Marine Transportation	0.4
Communications Equipment	0.4
Household Products	0.4
Retail REITs	0.4
Diversified REITs	0.3
Air Freight & Logistics	0.3
Commercial Services & Supplies	0.2
Media	0.2
Independent Power & Renewable Electricity Producers	0.2
Energy Equipment & Services	0.2
Industrial REITs	0.2
Leisure Products	0.1
U.S. Government Agency Obligation	0.1
Water Utilities	0.1
U.S. Treasury Obligations	0.0
Containers & Packaging	0.0	*
Specialized REITs	0.0	*
Office REITs	0.0	*

	101.4
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$62,511	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	426,219		Unrealized depreciation on OTC forward foreign currency exchange contracts	567,787

		$488,730			$567,787

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts.	$1,060,374	$—
Foreign exchange contracts	—	1,034,341

Total	$1,060,374	$1,034,341

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$258,458	$—
Foreign exchange contracts	—	(141,568)

Total	$258,458	$(141,568)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 9,938,776
Forward Foreign Currency Exchange Contracts - Purchased (2)	51,891,397
Forward Foreign Currency Exchange Contracts - Sold (2)	39,682,780

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$28,092,520	$(28,092,520)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$51,865	$(11,915)	$39,950	$—	$39,950
GSI	44,605	(116,332)	(71,727)	—	(71,727)
MSI	268,242	(398,865)	(130,623)	130,623	—
WBC	61,507	(40,675)	20,832	—	20,832

	$426,219	$(567,787)	$(141,568)	$130,623	$(10,945)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $28,092,520:
Unaffiliated investments (cost $1,301,763,891)	$1,630,334,178
Affiliated investments (cost $49,296,097)	49,296,097
Foreign currency, at value (cost $2,810,307)	2,812,954
Tax reclaim receivable	8,231,377
Dividends and interest receivable	1,065,024
Receivable for Portfolio shares sold	729,868
Unrealized appreciation on OTC forward foreign currency exchange contracts	426,219
Receivable for investments sold	54,923
Foreign capital gains tax benefit accrued	20,549
Receivable from affiliate	18,123
Prepaid expenses and other assets	152,970

Total Assets	1,693,142,282

LIABILITIES
Payable to broker for collateral for securities on loan	28,992,743
Payable to affiliate	3,530,459
Payable for Portfolio shares purchased	1,856,352
Payable for investments purchased	984,255
Management fee payable.	964,497
Unrealized depreciation on OTC forward foreign currency exchange contracts	567,787
Accrued expenses and other liabilities	275,592
Distribution fee payable	68,322
Due to broker-variation margin futures	57,510
Trustees’ fees payable	1,321
Payable to custodian.	861
Affiliated transfer agent fee payable	478

Total Liabilities	37,300,177

NET ASSETS	$1,655,842,105

Net assets were comprised of:
Partners’ Equity	$1,655,842,105

Net asset value and redemption price per share, $1,655,842,105 / 46,401,130 outstanding shares of beneficial interest	$35.69

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,067,969 foreign withholding tax, of which $471,901 is reimbursable by an affiliate)	$44,016,835
Affiliated dividend income	753,410
Interest income	277,772
Income from securities lending, net (including affiliated income of $92,627)	137,046

Total income	45,185,063

EXPENSES
Management fee	10,829,625
Distribution fee	3,852,439
Custodian and accounting fees	476,701
Professional fees	108,358
Audit fee	49,128
Trustees’ fees	34,601
Shareholders’ reports	16,579
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,367
Miscellaneous	170,270

Total expenses	15,548,068
Less: Fee waiver and/or expense reimbursement	(160,892)

Net expenses	15,387,176

NET INVESTMENT INCOME (LOSS)	29,797,887

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,887) (net of foreign capital gains taxes $(1,113,286))	195,931,066
Futures transactions	1,060,374
Forward currency contract transactions	1,034,341
Foreign currency transactions	(198,230)

197,827,551

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $874,562)	203,208,480
Futures	258,458
Forward currency contracts	(141,568)
Foreign currencies	867,713

204,193,083

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	402,020,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$431,818,521

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,797,887	$26,450,713
Net realized gain (loss) on investment and foreign currency transactions	197,827,551	64,475,438
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	204,193,083	(22,207,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	431,818,521	68,719,103

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,578,619 and 2,930,715 shares, respectively]	81,614,595	79,375,140
Portfolio shares issued in merger [7,466,229 and 0 shares, respectively]	199,348,312	—
Portfolio shares purchased [9,667,107 and 6,740,248 shares, respectively]	(293,001,056)	(181,507,686)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(12,038,149)	(102,132,546)

TOTAL INCREASE (DECREASE)	419,780,372	(33,413,443)
NET ASSETS:
Beginning of year	1,236,061,733	1,269,475,176

End of year	$1,655,842,105	$1,236,061,733

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$26.86	$25.47	$21.63	$30.33	$26.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.61	0.56	0.62	0.10	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	8.22	0.83	3.22	(8.80)	3.34

Total from investment operations.	8.83	1.39	3.84	(8.70)	3.37

Net Asset Value, end of year	$35.69	$26.86	$25.47	$21.63	$30.33

Total Return(b)	32.84%	5.46%	17.75%	(28.68)%	12.50%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,656	$1,236	$1,269	$456	$770
Average net assets (in millions)	$1,541	$1,293	$1,063	$548	$1,393
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.01%	0.99%	1.06%	1.07%
Expenses before waivers and/or expense reimbursement	1.01%	1.03%	1.05%	1.15%	1.10%
Net investment income (loss)	1.93%	2.05%	2.60%	0.42%	0.11%
Portfolio turnover rate(d)	84%	57%	109%	64%	27%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST LARGE-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.7%
ATI, Inc.*	16,700	$1,916,492
Boeing Co. (The)*	18,241	3,960,486
Curtiss-Wright Corp.	1,500	826,905
General Dynamics Corp.	19,600	6,598,536
General Electric Co.	30,410	9,367,192
Howmet Aerospace, Inc.	36,560	7,495,531
L3Harris Technologies, Inc.	3,850	1,130,244
Lockheed Martin Corp.	5,797	2,803,835
Northrop Grumman Corp.	20,751	11,832,428
RTX Corp.	33,204	6,089,614

		52,021,263

Air Freight & Logistics — 0.1%
United Parcel Service, Inc. (Class B Stock)	11,030	1,094,066

Automobile Components — 0.5%
Aptiv PLC*	65,000	4,945,850
Dana, Inc.	78,600	1,867,536
Visteon Corp.	22,800	2,168,280

		8,981,666

Automobiles — 1.4%
Ford Motor Co.	153,000	2,007,360
General Motors Co.	68,184	5,544,723
Tesla, Inc.*	45,586	20,500,936

		28,053,019

Banks — 2.9%
Bank of America Corp.	142,502	7,837,610
Citigroup, Inc.	54,900	6,406,281
JPMorgan Chase & Co.	41,584	13,399,197
U.S. Bancorp	87,454	4,666,545
Wells Fargo & Co.	251,820	23,469,624

		55,779,257

Beverages — 0.9%
Coca-Cola Co. (The)	100,268	7,009,736
Monster Beverage Corp.*	79,800	6,118,266
PepsiCo, Inc.	33,962	4,874,226

		18,002,228

Biotechnology — 2.9%
AbbVie, Inc.	108,452	24,780,197
Amgen, Inc.	26,721	8,746,051
Biogen, Inc.*	18,320	3,224,137
Gilead Sciences, Inc.	75,229	9,233,607
Regeneron Pharmaceuticals, Inc.	6,440	4,970,843
Vertex Pharmaceuticals, Inc.*	10,306	4,672,328

		55,627,163

Broadline Retail — 3.0%
Amazon.com, Inc.*	238,582	55,069,497
eBay, Inc.	22,574	1,966,196
Macy’s, Inc.	55,700	1,228,185

		58,263,878

	Shares	Value
COMMON STOCKS (continued)
Building Products — 0.7%
Carlisle Cos., Inc.	66	$21,111
Carrier Global Corp.	68,192	3,603,265
Lennox International, Inc.(a)	1,730	840,053
Owens Corning	2,800	313,348
Trane Technologies PLC	22,383	8,711,464

		13,489,241

Capital Markets — 3.3%
Ameriprise Financial, Inc.	13,354	6,548,000
Bank of New York Mellon Corp. (The)	50,597	5,873,806
Blackstone, Inc.	75,193	11,590,249
Charles Schwab Corp. (The)	69,800	6,973,718
CME Group, Inc.	5,326	1,454,424
Intercontinental Exchange, Inc.	20,507	3,321,314
LPL Financial Holdings, Inc.	3,810	1,360,817
Moody’s Corp.	4,074	2,081,203
Morgan Stanley	85,892	15,248,407
Northern Trust Corp.	13,500	1,843,965
Raymond James Financial, Inc.	35,700	5,733,063
S&P Global, Inc.	2,590	1,353,508

		63,382,474

Chemicals — 0.5%
Ecolab, Inc.	10,583	2,778,249
Linde PLC	7,772	3,313,903
Sherwin-Williams Co. (The)	12,222	3,960,295
Solstice Advanced Materials, Inc.*	5,401	262,380

		10,314,827

Commercial Services & Supplies — 0.6%
Cintas Corp.	7,794	1,465,817
Deluxe Corp.	29,760	664,541
Rollins, Inc.	20,329	1,220,147
Veralto Corp.	11,550	1,152,459
Waste Management, Inc.	29,500	6,481,445

		10,984,409

Communications Equipment — 0.8%
Arista Networks, Inc.*	34,300	4,494,329
Ciena Corp.*	15,000	3,508,050
Cisco Systems, Inc	36,706	2,827,463
Motorola Solutions, Inc.	3,646	1,397,585
NetScout Systems, Inc.*	45,160	1,222,029
Viavi Solutions, Inc.*	90,600	1,614,492

		15,063,948

Construction & Engineering — 0.3%
Arcosa, Inc.	15,300	1,626,696
Comfort Systems USA, Inc.	1,550	1,446,599
EMCOR Group, Inc.	115	70,356
Tutor Perini Corp.	26,000	1,742,520

		4,886,171

Construction Materials — 0.7%
Vulcan Materials Co.(a)	49,257	14,049,082

Consumer Finance — 1.2%
American Express Co.	61,435	22,727,878

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
NerdWallet, Inc. (Class A Stock)*	41,400	$560,970

		23,288,848

Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.*(a)	14,361	1,292,921
Costco Wholesale Corp.	10,393	8,962,300
Dollar General Corp.	9,200	1,221,484
Dollar Tree, Inc.*	3,900	479,739
Kroger Co. (The)(a)	60,568	3,784,289
Sysco Corp.(a)	28,802	2,122,419
Target Corp.	11,890	1,162,247
US Foods Holding Corp.*	3,800	286,216
Walmart, Inc.	183,160	20,405,856

		39,717,471

Containers & Packaging — 0.1%
Avery Dennison Corp.	4,180	760,258
International Paper Co.(a)	36,102	1,422,058

		2,182,316

Diversified Consumer Services — 0.1%
Laureate Education, Inc.*	43,300	1,457,911

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	177,226	7,218,415

Electric Utilities — 1.6%
Edison International	3,900	234,078
Entergy Corp.(a)	84,373	7,798,596
FirstEnergy Corp.	40,200	1,799,754
NextEra Energy, Inc.	152,839	12,269,915
NRG Energy, Inc.	21,073	3,355,665
Southern Co. (The)	64,329	5,609,489

		31,067,497

Electrical Equipment — 1.5%
Eaton Corp. PLC	49,184	15,665,596
Emerson Electric Co.(a)	27,575	3,659,754
GE Vernova, Inc.	5,700	3,725,349
Rockwell Automation, Inc.	11,700	4,552,119
Sensata Technologies Holding PLC	24,300	808,947
Vertiv Holdings Co. (Class A Stock)	10,910	1,767,529

		30,179,294

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	56,867	7,685,006
CDW Corp.	3,620	493,044
Jabil, Inc.	5,824	1,327,989

		9,506,039

Energy Equipment & Services — 0.7%
Baker Hughes Co.	293,772	13,378,377

Entertainment — 1.6%
Live Nation Entertainment, Inc.*(a)	6,710	956,175
Netflix, Inc.*	107,410	10,070,762
Walt Disney Co. (The)	181,328	20,629,686
Warner Music Group Corp. (Class A Stock)	902	27,664

		31,684,287

	Shares	Value
COMMON STOCKS (continued)
Financial Services — 3.9%
Berkshire Hathaway, Inc. (Class A Stock)*	9	$6,793,200
Berkshire Hathaway, Inc. (Class B Stock)*	6,156	3,094,313
Corpay, Inc.*	3,508	1,055,662
Equitable Holdings, Inc.	6,467	308,153
Fidelity National Information Services, Inc.	46,850	3,113,651
Fiserv, Inc.*	44,800	3,009,216
Global Payments, Inc.	36,000	2,786,400
Mastercard, Inc. (Class A Stock)	63,154	36,053,356
Visa, Inc. (Class A Stock)	56,554	19,834,053

		76,048,004

Food Products — 0.8%
Conagra Brands, Inc.	118,800	2,056,428
General Mills, Inc.	71,400	3,320,100
Hain Celestial Group, Inc. (The)*	257,590	275,621
Hershey Co. (The)(a)	7,300	1,328,454
Kraft Heinz Co. (The)	20,000	485,000
McCormick & Co., Inc.(a)	44,468	3,028,716
Mondelez International, Inc. (Class A Stock)	98,522	5,303,439
Smithfield Foods, Inc.	13,500	301,455

		16,099,213

Ground Transportation — 0.6%
CSX Corp.	125,430	4,546,838
Uber Technologies, Inc.*	23,100	1,887,501
Union Pacific Corp.	22,240	5,144,557
XPO, Inc.*	975	132,512

		11,711,408

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.*	29,350	2,798,523
Dexcom, Inc.*	9,060	601,312
Edwards Lifesciences Corp.*	101,957	8,691,834
IDEXX Laboratories, Inc.*	5,761	3,897,489
Intuitive Surgical, Inc.*	6,300	3,568,068
Medtronic PLC	93,687	8,999,573
STERIS PLC	7,490	1,898,865
Stryker Corp.	35,285	12,401,619

		42,857,283

Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	24,000	4,932,000
Cencora, Inc.	3,829	1,293,245
Centene Corp.*	20,100	827,115
Cigna Group (The)	8,700	2,394,501
CVS Health Corp.	56,600	4,491,776
DaVita, Inc.*	2,621	297,772
Labcorp Holdings, Inc.	4,000	1,003,520
UnitedHealth Group, Inc.	3,200	1,056,352

		16,296,281

Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands, Inc.	36,300	223,971
Booking Holdings, Inc.	960	5,141,117

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Chipotle Mexican Grill, Inc.*	110,636	$4,093,532
Darden Restaurants, Inc.(a)	6,360	1,170,367
DoorDash, Inc. (Class A Stock)*	15,054	3,409,430
Expedia Group, Inc.	5,601	1,586,819
Las Vegas Sands Corp.	27,409	1,784,052
Marriott International, Inc. (Class A Stock)	11,631	3,608,402
McDonald’s Corp.	39,961	12,213,280
Royal Caribbean Cruises Ltd.(a)	6,620	1,846,450
Viking Holdings Ltd.*	3,100	221,371

		35,298,791

Household Durables — 0.0%
NVR, Inc.*	120	875,132

Household Products — 0.5%
Clorox Co. (The)	2,649	267,099
Colgate-Palmolive Co.	15,040	1,188,461
Kimberly-Clark Corp.(a)	13,190	1,330,739
Procter & Gamble Co. (The)	52,946	7,587,691

		10,373,990

Independent Power & Renewable Electricity Producers — 0.2%
Hallador Energy Co.*	51,000	971,040
Vistra Corp.	17,441	2,813,757

		3,784,797

Industrial Conglomerates — 0.3%
3M Co.	13,670	2,188,567
Honeywell International, Inc.	17,240	3,363,352

		5,551,919

Industrial REITs — 0.6%
Prologis, Inc.	91,320	11,657,911

Insurance — 2.3%
Allstate Corp. (The)	20,170	4,198,386
American International Group, Inc.	59,500	5,090,225
Aon PLC (Class A Stock)	4,480	1,580,902
Arthur J. Gallagher & Co.(a)	43,560	11,272,892
Heritage Insurance Holdings, Inc.*	49,900	1,460,074
Marsh & McLennan Cos., Inc.	11,500	2,133,480
MetLife, Inc.	14,000	1,105,160
Progressive Corp. (The)	26,527	6,040,729
Travelers Cos., Inc. (The)	40,998	11,891,880
Willis Towers Watson PLC(a)	770	253,022

		45,026,750

Interactive Media & Services — 7.6%
Alphabet, Inc. (Class A Stock)	206,884	64,754,692
Alphabet, Inc. (Class C Stock)	61,461	19,286,462
Bumble, Inc. (Class A Stock)*	222,200	793,254
Meta Platforms, Inc. (Class A Stock)	95,928	63,321,113

		148,155,521

IT Services — 1.0%
Accenture PLC (Class A Stock)	10,300	2,763,490
Cognizant Technology Solutions Corp. (Class A Stock)	85,500	7,096,500
Fastly, Inc. (Class A Stock)*	112,100	1,141,178

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Gartner, Inc.*(a)	3,440	$867,843
GoDaddy, Inc. (Class A Stock)*	5,520	684,922
International Business Machines Corp.	20,032	5,933,679
MongoDB, Inc.*	2,200	923,318

		19,410,930

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	9,195	5,328,043
Waters Corp.*	2,640	1,002,751
West Pharmaceutical Services, Inc.	5,700	1,568,298

		7,899,092

Machinery — 1.1%
Caterpillar, Inc.	15,216	8,716,790
Crane Co.	1,600	295,088
Deere & Co.	14,195	6,608,766
Dover Corp.	1,100	214,764
ESCO Technologies, Inc.	4,300	840,177
Illinois Tool Works, Inc.	7,147	1,760,306
Parker-Hannifin Corp.	1,600	1,406,336
Proto Labs, Inc.*	4,600	232,714
Worthington Enterprises, Inc.	19,900	1,026,243

		21,101,184

Marine Transportation — 0.1%
Kirby Corp.*	14,000	1,542,520

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	3,191	666,121
Comcast Corp. (Class A Stock)	243,600	7,281,204

		7,947,325

Metals & Mining — 0.1%
Commercial Metals Co.	5,000	346,100
Critical Metals Corp. (Austria)*(a)	45,000	312,300
Nucor Corp.	4,800	782,928
Southern Copper Corp. (Mexico)(a)	2,065	296,266

Warrior Met Coal, Inc.	6,800	599,556

		2,337,150
Multi-Utilities — 0.3%
CMS Energy Corp.	47,560	3,325,871
NiSource, Inc.	13,400	559,584
WEC Energy Group, Inc.(a)	12,977	1,368,554

		5,254,009

Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.	10,893	2,117,490
Chevron Corp.	54,617	8,324,177
ConocoPhillips	19,000	1,778,590
Diamondback Energy, Inc.	1,300	195,429
EQT Corp	27,616	1,480,218
Exxon Mobil Corp.	127,556	15,350,089
Kinder Morgan, Inc.	86,880	2,388,331
Targa Resources Corp.	11,184	2,063,448
Texas Pacific Land Corp.	1,470	422,213

		34,119,985

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.*	16,736	$1,871,420

Personal Care Products — 0.0%
Edgewell Personal Care Co.	24,800	422,840

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	67,422	3,636,743
Eli Lilly & Co.	40,079	43,072,100
Johnson & Johnson	50,877	10,528,995
Liquidia Corp.*	7,200	248,328
Merck & Co., Inc.	50,937	5,361,628
Perrigo Co. PLC(a)	51,900	722,448
Pfizer, Inc.	156,720	3,902,328
Zoetis, Inc.	7,778	978,628

		68,451,198

Professional Services — 0.5%
Automatic Data Processing, Inc.	18,782	4,831,294
Booz Allen Hamilton Holding Corp.	6,640	560,150
Broadridge Financial Solutions, Inc.	5,152	1,149,772
Clarivate PLC*	258,100	862,054
Concentrix Corp.	16,500	686,070
Paychex, Inc.(a)	8,403	942,649
Verisk Analytics, Inc.	5,351	1,196,965

		10,228,954

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	5,700	916,503
Jones Lang LaSalle, Inc.*	5,700	1,917,879
Newmark Group, Inc. (Class A Stock)	32,900	570,486

		3,404,868

Retail REITs — 0.0%
SITE Centers Corp.	31,530	202,423

Semiconductors & Semiconductor Equipment — 12.8%
Advanced Micro Devices, Inc.*	11,800	2,527,088
Analog Devices, Inc.	9,100	2,467,920
ASM International NV (Netherlands)(a)	3,710	2,238,725
ASML Holding NV (Netherlands)	5,728	6,128,158
Broadcom, Inc.	145,567	50,380,739
Intel Corp.*	71,000	2,619,900
KLA Corp.	2,970	3,608,788
Lam Research Corp.	66,777	11,430,887
Micron Technology, Inc.	13,900	3,967,199
NVIDIA Corp.	803,470	149,847,155
NXP Semiconductors NV (Netherlands)	58,973	12,800,679
QUALCOMM, Inc.	8,811	1,507,121

		249,524,359

Software — 9.8%
Adobe, Inc.*	9,549	3,342,054
AppLovin Corp. (Class A Stock)*	4,210	2,836,782
Autodesk, Inc.*	13,340	3,948,773
Cadence Design Systems, Inc.*	2,500	781,450
Elastic NV*	9,100	686,504
Fortinet, Inc.*	12,870	1,022,007
Gen Digital, Inc.(a)	35,088	954,043
Intuit, Inc.	13,078	8,663,129
Manhattan Associates, Inc.*	2,780	481,802

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Microsoft Corp.	260,353	$125,911,918
Oracle Corp.	98,735	19,244,439
Palantir Technologies, Inc. (Class A Stock)*	18,200	3,235,050
Palo Alto Networks, Inc.*(a)	15,841	2,917,912
Roper Technologies, Inc.	8,215	3,656,743
Salesforce, Inc.	15,860	4,201,473
ServiceNow, Inc.*	48,658	7,453,919
Zoom Communications, Inc.*	30,790	2,656,869

		191,994,867

Specialized REITs — 0.1%
American Tower Corp.	13,332	2,340,699

Specialty Retail — 2.7%
American Eagle Outfitters, Inc.	9,600	253,152
Best Buy Co., Inc.(a)	11,867	794,258
Burlington Stores, Inc.*	3,066	885,614
Carvana Co.*(a)	4,052	1,710,025
Chewy, Inc. (Class A Stock)*	6,940	229,367
Dick’s Sporting Goods, Inc.	3,150	623,606
Home Depot, Inc. (The)	17,961	6,180,380
Lowe’s Cos., Inc.	84,505	20,379,226
Ross Stores, Inc.	15,621	2,813,967
ThredUp, Inc. (Class A Stock)*	26,800	171,252
TJX Cos., Inc. (The)	90,338	13,876,820
Tractor Supply Co.(a)	24,522	1,226,345
Ulta Beauty, Inc.*	3,586	2,169,566
Williams-Sonoma, Inc.(a)	6,630	1,184,052

		52,497,630

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	470,009	127,776,647
NetApp, Inc.	10,080	1,079,467
Sandisk Corp.*	2,500	593,450
Western Digital Corp.	38,100	6,563,487

		136,013,051

Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*	7,130	739,167
Lululemon Athletica, Inc.*	3,107	645,666
NIKE, Inc. (Class B Stock)	159	10,130
Tapestry, Inc.	456	58,263

		1,453,226

Tobacco — 0.1%
Universal Corp.	25,600	1,350,400

Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	16,188	3,603,935
FTAI Aviation Ltd.	2,860	562,991
United Rentals, Inc.	7,888	6,383,916
W.W. Grainger, Inc.	2,106	2,125,059
WESCO International, Inc.	2,900	709,456

		13,385,357

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	11,459	$2,326,635

TOTAL COMMON STOCKS (cost $1,617,901,348)		1,858,490,269

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.5%
iShares Core S&P 500 ETF	100,368	68,746,058
SPDR S&P 500 ETF Trust	299	203,894

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $59,366,113)		68,949,952

TOTAL LONG-TERM INVESTMENTS—98.9% (cost $1,677,267,461)		1,927,440,221

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	20,469,836	20,469,836
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $43,044,010; includes $42,857,983 of cash collateral for securities on loan)(b)(wb)	43,069,852	43,044,010

TOTAL AFFILIATED MUTUAL FUNDS (cost $63,513,846)		63,513,846

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
3.651%	03/05/26	1,100	1,093,312

(cost $1,093,037)
TOTAL SHORT-TERM INVESTMENTS (cost $64,606,883)			64,607,158

TOTAL INVESTMENTS — 102.2% (cost $1,741,874,344)			1,992,047,379
Liabilities in excess of other assets(z) — (2.2)%			(42,874,620)

NET ASSETS — 100.0%			$1,949,172,759

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,594,600; cash collateral of $42,857,983 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
40	S&P 500 E-Mini Index	Mar. 2026	$13,785,000	$23,549

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,093,312

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$52,021,263	$—	$—
Air Freight & Logistics	1,094,066	—	—
Automobile Components	8,981,666	—	—
Automobiles	28,053,019	—	—
Banks	55,779,257	—	—
Beverages	18,002,228	—	—
Biotechnology	55,627,163	—	—
Broadline Retail	58,263,878	—	—
Building Products	13,489,241	—	—
Capital Markets	63,382,474	—	—
Chemicals	10,314,827	—	—
Commercial Services & Supplies	10,984,409	—	—
Communications Equipment	15,063,948	—	—
Construction & Engineering	4,886,171	—	—
Construction Materials	14,049,082	—	—
Consumer Finance	23,288,848	—	—
Consumer Staples Distribution & Retail	39,717,471	—	—
Containers & Packaging	2,182,316	—	—
Diversified Consumer Services	1,457,911	—	—
Diversified Telecommunication Services	7,218,415	—	—
Electric Utilities	31,067,497	—	—
Electrical Equipment	30,179,294	—	—
Electronic Equipment, Instruments & Components	9,506,039	—	—
Energy Equipment & Services	13,378,377	—	—
Entertainment	31,684,287	—	—
Financial Services	76,048,004	—	—
Food Products	16,099,213	—	—
Ground Transportation	11,711,408	—	—
Health Care Equipment & Supplies	42,857,283	—	—
Health Care Providers & Services	16,296,281	—	—
Hotels, Restaurants & Leisure	35,298,791	—	—
Household Durables	875,132	—	—
Household Products	10,373,990	—	—
Independent Power & Renewable Electricity Producers	3,784,797	—	—
Industrial Conglomerates	5,551,919	—	—
Industrial REITs	11,657,911	—	—
Insurance	45,026,750	—	—
Interactive Media & Services	148,155,521	—	—
IT Services	19,410,930	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$7,899,092	$—	$—
Machinery	21,101,184	—	—
Marine Transportation	1,542,520	—	—
Media.	7,947,325	—	—
Metals & Mining	2,337,150	—	—
Multi-Utilities	5,254,009	—	—
Oil, Gas & Consumable Fuels	34,119,985	—	—
Passenger Airlines	1,871,420	—	—
Personal Care Products	422,840	—	—
Pharmaceuticals	68,451,198	—	—
Professional Services	10,228,954	—	—
Real Estate Management & Development	3,404,868	—	—
Retail REITs	202,423	—	—
Semiconductors & Semiconductor Equipment	249,524,359	—	—
Software	191,994,867	—	—
Specialized REITs	2,340,699	—	—
Specialty Retail	52,497,630	—	—
Technology Hardware, Storage & Peripherals	136,013,051	—	—
Textiles, Apparel & Luxury Goods	1,453,226	—	—
Tobacco	1,350,400	—	—
Trading Companies & Distributors	13,385,357	—	—
Wireless Telecommunication Services	2,326,635	—	—
Unaffiliated Exchange-Traded Funds	68,949,952	—	—
Short-Term Investments
Affiliated Mutual Funds	63,513,846	—	—
U.S. Treasury Obligation.	—	1,093,312	—

Total	$1,990,954,067	$1,093,312	$—

Other Financial Instruments*
Assets
Futures Contracts	$23,549	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	12.8%
Software	9.8
Interactive Media & Services	7.6
Technology Hardware, Storage & Peripherals	7.0
Financial Services	3.9
Unaffiliated Exchange-Traded Funds	3.5
Pharmaceuticals	3.5
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	3.3
Capital Markets	3.3
Broadline Retail	3.0
Banks	2.9
Biotechnology	2.9
Specialty Retail	2.7
Aerospace & Defense	2.7

Insurance	2.3%
Health Care Equipment & Supplies	2.2
Consumer Staples Distribution & Retail	2.0
Hotels, Restaurants & Leisure	1.8
Oil, Gas & Consumable Fuels	1.7
Entertainment	1.6
Electric Utilities	1.6
Electrical Equipment	1.5
Automobiles	1.4
Consumer Finance	1.2
Machinery	1.1
IT Services	1.0
Beverages	0.9
Health Care Providers & Services	0.8
Food Products	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Communications Equipment	0.8%
Construction Materials	0.7
Building Products	0.7
Trading Companies & Distributors	0.7
Energy Equipment & Services	0.7
Ground Transportation	0.6
Industrial REITs	0.6
Commercial Services & Supplies	0.6
Household Products	0.5
Chemicals	0.5
Professional Services	0.5
Electronic Equipment, Instruments & Components	0.5
Automobile Components	0.5
Media	0.4
Life Sciences Tools & Services	0.4
Diversified Telecommunication Services	0.4
Industrial Conglomerates	0.3
Multi-Utilities	0.3
Construction & Engineering	0.3
Independent Power & Renewable Electricity Producers	0.2
Real Estate Management & Development	0.2

Specialized REITs	0.1%
Metals & Mining	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Passenger Airlines	0.1
Marine Transportation	0.1
Diversified Consumer Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.1
Air Freight & Logistics	0.1
U.S. Treasury Obligation	0.0	*
Household Durables	0.0	*
Personal Care Products	0.0	*
Retail REITs	0.0	*

	102.2
Liabilities in excess of other assets	(2.2)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$23,549*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$1,865,679

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$24,629

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,797,385

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$41,594,600	$(41,594,600)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $41,594,600:
Unaffiliated investments (cost $1,678,360,498)	$1,928,533,533
Affiliated investments (cost $63,513,846)	63,513,846
Tax reclaim receivable	3,820,149
Receivable for investments sold	2,095,618
Dividends receivable	810,276
Receivable for Portfolio shares sold	98,777
Prepaid expenses and other assets	22,609

Total Assets	1,998,894,808

LIABILITIES
Payable to broker for collateral for securities on loan	42,857,983
Payable for investments purchased	2,039,719
Payable to affiliate	1,805,213
Payable for Portfolio shares purchased	1,593,260
Management fee payable	926,728
Accrued expenses and other liabilities	312,525
Due to broker-variation margin futures	103,500
Distribution fee payable	81,102
Trustees’ fees payable	1,541
Affiliated transfer agent fee payable	478

Total Liabilities	49,722,049

NET ASSETS	$1,949,172,759

Net assets were comprised of:
Partners’ Equity	$1,949,172,759

Net asset value and redemption price per share, $1,949,172,759 / 43,538,902 outstanding shares of beneficial interest	$44.77

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$22,192,041
Affiliated dividend income	914,644
Income from securities lending, net (including affiliated income of $69,244)	70,229
Interest income	67,258

Total income	23,244,172

EXPENSES
Management fee	10,042,195
Distribution fee	4,508,710
Custodian and accounting fees	222,909
Professional fees	69,467
Audit fee	64,568
Trustees’ fees	40,661
Shareholders’ reports	20,299
Transfer agent’s fees and expenses (including affiliated expense of $6,701)	11,968
Miscellaneous	101,300

Total expenses	15,082,077
Less: Fee waiver and/or expense reimbursement	(11,715)

Net expenses	15,070,362

NET INVESTMENT INCOME (LOSS)	8,173,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,033)	118,226,501
Futures transactions	1,865,679
Foreign currency transactions	37,866

120,130,046

Net change in unrealized appreciation (depreciation) on:
Investments	74,395,066
Futures	24,629
Foreign currencies	125,571

74,545,266

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	194,675,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,849,122

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,173,810	$2,097,404
Net realized gain (loss) on investment and foreign currency transactions	120,130,046	54,817,791
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	74,545,266	36,513,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,849,122	93,429,022

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,273,019 and 824,174 shares, respectively]	88,364,267	29,692,227
Portfolio shares issued in merger [38,074,184 and 0 shares, respectively]	1,539,719,990	—
Portfolio shares purchased [8,303,040 and 2,185,956 shares, respectively]	(329,686,238)	(78,801,075)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,298,398,019	(49,108,848)

TOTAL INCREASE (DECREASE)	1,501,247,141	44,320,174
NET ASSETS:
Beginning of year	447,925,618	403,605,444

End of year.	$1,949,172,759	$447,925,618

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$38.97	$31.39	$25.50	$30.72	$24.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18	0.17	0.21	0.23	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.62	7.41	5.68	(5.45)	6.53

Total from investment operations	5.80	7.58	5.89	(5.22)	6.69

Net Asset Value, end of year	$44.77	$38.97	$31.39	$25.50	$30.72

Total Return(b)	14.88%	24.15%	23.10%	(16.99)%	27.84%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,949	$448	$404	$358	$749
Average net assets (in millions)	$1,803	$441	$374	$473	$1,854
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.84%	0.86%	0.83%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.84%	0.90%	0.90%	0.89%	0.83%
Net investment income (loss)	0.45%	0.48%	0.76%	0.86%	0.62%
Portfolio turnover rate(d)	73%	73%	66%	58%	48%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 94.2%
Aerospace & Defense — 2.6%
Airbus SE (France), ADR	227,360	$13,168,691
Axon Enterprise, Inc.*	8,130	4,617,271
Boeing Co. (The)*	117,599	25,533,095
General Electric Co.	285,860	88,053,456
Howmet Aerospace, Inc.	157,579	32,306,847
RTX Corp.	129,546	23,758,736
TransDigm Group, Inc.(a)	14,779	19,653,853

		207,091,949

Automobiles — 2.8%
Tesla, Inc.*	508,456	228,662,832

Banks — 0.1%
Bank of America Corp.	178,753	9,831,415

Beverages — 0.2%
Monster Beverage Corp.*	156,873	12,027,453
PepsiCo, Inc.	53,666	7,702,144

		19,729,597

Biotechnology — 2.2%
AbbVie, Inc.	389,697	89,041,868
Alnylam Pharmaceuticals, Inc.*	15,268	6,071,320
Argenx SE (Netherlands), ADR*	10,472	8,806,428
Natera, Inc.*	46,534	10,660,474
Neurocrine Biosciences, Inc.*	45,677	6,478,369
Regeneron Pharmaceuticals, Inc.	13,737	10,603,178
Vertex Pharmaceuticals, Inc.*	95,165	43,144,005

		174,805,642

Broadline Retail — 6.1%
Amazon.com, Inc.*	2,045,852	472,223,559
Coupang, Inc. (South Korea)*	273,977	6,463,117
MercadoLibre, Inc. (Brazil)*	7,711	15,531,959

		494,218,635

Building Products — 0.5%
Trane Technologies PLC	96,640	37,612,288

Capital Markets — 1.4%
Ares Management Corp. (Class A Stock)	14,783	2,389,376
Charles Schwab Corp. (The)	176,581	17,642,208
CME Group, Inc.	25,734	7,027,441
Goldman Sachs Group, Inc. (The)	32,056	28,177,224
Interactive Brokers Group, Inc. (Class A Stock)	108,660	6,987,925
KKR & Co., Inc.	21,254	2,709,460
Morgan Stanley	61,002	10,829,685
Nasdaq, Inc.	189,900	18,444,987
S&P Global, Inc.	23,736	12,404,196
Tradeweb Markets, Inc. (Class A Stock)	81,680	8,783,867

		115,396,369

Chemicals — 0.6%
Linde PLC	44,508	18,977,766
Sherwin-Williams Co. (The)	82,410	26,703,312

		45,681,078

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 0.1%
Waste Connections, Inc.	60,500	$10,609,280

Communications Equipment — 1.1%
Arista Networks, Inc.*	515,303	67,520,152
Ciena Corp.*	25,100	5,870,137
Motorola Solutions, Inc.	30,283	11,608,080

		84,998,369

Construction & Engineering — 0.1%
Quanta Services, Inc.	17,136	7,232,420

Construction Materials — 0.2%
Vulcan Materials Co.(a)	66,080	18,847,338

Consumer Finance — 0.5%
American Express Co.	33,974	12,568,681
Capital One Financial Corp.	115,796	28,064,319

		40,633,000

Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	35,828	30,895,918
US Foods Holding Corp.*	138,800	10,454,416
Walmart, Inc.	145,312	16,189,210

		57,539,544

Electric Utilities — 0.6%
Constellation Energy Corp.(a)	91,103	32,183,957
NextEra Energy, Inc.	90,713	7,282,439
Southern Co. (The)	74,599	6,505,033

		45,971,429

Electrical Equipment — 0.8%
Eaton Corp. PLC	58,342	18,582,510
GE Vernova, Inc.	66,529	43,481,359

		62,063,869

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. (Class A Stock)	523,423	70,735,384
Fabrinet (Thailand)*(a)	14,516	6,608,845

		77,344,229

Energy Equipment & Services — 0.1%
Baker Hughes Co.	112,284	5,113,413

Entertainment — 2.1%
Live Nation Entertainment, Inc.*(a)	72,200	10,288,500
Netflix, Inc.*	1,191,278	111,694,225
Spotify Technology SA*	41,600	24,157,536
Walt Disney Co. (The)	194,580	22,137,367

		168,277,628

Financial Services — 4.7%
Adyen NV (Netherlands), ADR*	436,900	6,977,293
Block, Inc.*	411,363	26,775,618
Fidelity National Information Services, Inc.	66,744	4,435,806
Mastercard, Inc. (Class A Stock)	308,450	176,087,936
PayPal Holdings, Inc.	82,590	4,821,604
Rocket Cos., Inc. (Class A Stock)	154,199	2,985,293
Toast, Inc. (Class A Stock)*	151,054	5,363,928

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	434,303	$152,314,405

		379,761,883

Ground Transportation — 0.6%
Canadian Pacific Kansas City Ltd.
(Canada)(a)	161,700	11,905,971
Uber Technologies, Inc.*	446,880	36,514,565

		48,420,536

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.*	272,971	26,027,785
Edwards Lifesciences Corp.*	108,134	9,218,423
IDEXX Laboratories, Inc.*(a)	14,760	9,985,583
Intuitive Surgical, Inc.*	167,052	94,611,571
Stryker Corp.	100,171	35,207,101

		175,050,463

Health Care Providers & Services — 0.5%
Cigna Group (The)	36,153	9,950,390
Humana, Inc.	17,253	4,419,011
McKesson Corp.	16,335	13,399,437
UnitedHealth Group, Inc.	45,327	14,962,896

		42,731,734

Health Care REITs — 0.1%
Ventas, Inc.	92,780	7,179,316

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	130,006	17,644,414
Booking Holdings, Inc.	3,545	18,984,645
Chipotle Mexican Grill, Inc.*	821,902	30,410,374
DoorDash, Inc. (Class A Stock)*	110,377	24,998,183
Hilton Worldwide Holdings, Inc.	158,232	45,452,142
McDonald’s Corp.	29,820	9,113,887
Starbucks Corp.	167,700	14,122,017

		160,725,662

Insurance — 0.3%
Arthur J. Gallagher & Co.(a)	38,794	10,039,499
Marsh & McLennan Cos., Inc.	79,258	14,703,944

		24,743,443

Interactive Media & Services — 10.1%
Alphabet, Inc. (Class A Stock)	1,223,306	382,894,778
Alphabet, Inc. (Class C Stock)	291,927	91,606,693
Meta Platforms, Inc. (Class A Stock)	519,522	342,931,277

		817,432,748

IT Services — 0.8%
GoDaddy, Inc. (Class A Stock)*	56,829	7,051,342
MongoDB, Inc.*	20,762	8,713,604
Shopify, Inc. (Canada) (Class A Stock)*	128,399	20,668,387
Snowflake, Inc.*(a)	124,909	27,400,038

		63,833,371

Life Sciences Tools & Services — 0.5%
Danaher Corp.	28,704	6,570,919
Lonza Group AG (Switzerland)	19,615	13,224,824

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	30,195	$17,496,493

		37,292,236

Machinery — 0.3%
Caterpillar, Inc.	28,200	16,154,934
Ingersoll Rand, Inc.(a)	67,780	5,369,532
Parker-Hannifin Corp.	5,300	4,658,488

		26,182,954

Oil, Gas & Consumable Fuels — 0.1%
EOG Resources, Inc.	58,623	6,156,001

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	97,850	6,790,790

Pharmaceuticals — 2.9%
Eli Lilly & Co.	177,227	190,462,312
Galderma Group AG (Switzerland)	70,043	14,263,056
Johnson & Johnson	89,145	18,448,558
Merck & Co., Inc.	24,810	2,611,501
Zoetis, Inc.	45,719	5,752,365

		231,537,792

Professional Services — 0.0%
Equifax, Inc.(a)	14,299	3,102,597

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	143,900	23,137,681

Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc.*	352,051	75,395,242
Analog Devices, Inc.	67,204	18,225,725
ASML Holding NV (Netherlands)	16,560	17,716,882
Broadcom, Inc.	1,059,724	366,770,476
Entegris, Inc.(a)	122,204	10,295,687
KLA Corp.	16,744	20,345,300
Lam Research Corp.	247,371	42,344,968
Lattice Semiconductor Corp.*(a)	117,464	8,643,001
Marvell Technology, Inc.	67,511	5,737,085
Micron Technology, Inc.	30,718	8,767,224
NVIDIA Corp.	5,210,716	971,798,534
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	208,848	63,466,819
Texas Instruments, Inc.	29,568	5,129,752
Tower Semiconductor Ltd. (Israel)*	44,275	5,198,770

		1,619,835,465

Software — 15.3%
AppLovin Corp. (Class A Stock)*	74,346	50,095,822
Autodesk, Inc.*	38,663	11,444,635
Cadence Design Systems, Inc.*	184,542	57,684,138
Crowdstrike Holdings, Inc. (Class A Stock)*	56,189	26,339,156
Datadog, Inc. (Class A Stock)*	148,251	20,160,653
Fair Isaac Corp.*	5,374	9,085,392
HubSpot, Inc.*	41,574	16,683,646
Intuit, Inc.	119,709	79,297,636
Microsoft Corp.	1,478,975	715,261,890
Nutanix, Inc. (Class A Stock)*(a)	121,786	6,295,118
Oracle Corp.	372,430	72,590,331

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*	224,043	$39,823,643
Palo Alto Networks, Inc.*(a)	123,407	22,731,569
Salesforce, Inc.	36,598	9,695,176
ServiceNow, Inc.*	549,284	84,144,816
Synopsys, Inc.*	34,112	16,023,089

		1,237,356,710

Specialized REITs — 0.3%
American Tower Corp.	89,000	15,625,730
Equinix, Inc.	14,564	11,158,354

		26,784,084

Specialty Retail — 0.7%
Industria de Diseno Textil SA (Spain)	83,370	5,499,475
Lowe’s Cos., Inc.	109,795	26,478,162
O’Reilly Automotive, Inc.*	91,760	8,369,430
TJX Cos., Inc. (The)	92,824	14,258,695

		54,605,762

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	2,278,416	619,410,174
Seagate Technology Holdings PLC(a)	70,435	19,397,095
Western Digital Corp.(a)	86,428	14,888,951

		653,696,220

Tobacco — 0.2%
Philip Morris International, Inc.(a)	105,917	16,989,087

Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	16,388	16,536,311

TOTAL COMMON STOCKS
(cost $4,771,513,474)		7,591,543,170

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.8%
Invesco QQQ Trust, Series 1	107,780	66,210,332
SPDR Portfolio S&P 500 Growth ETF	1,073,418	114,533,700
State Street Technology Select Sector SPDR ETF(a)	401,607	57,819,360
Vanguard Russell 1000 Growth ETF	1,172,129	142,706,706

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $294,000,736)		381,270,098

TOTAL LONG-TERM INVESTMENTS — 99.0% (cost $5,065,514,210)		7,972,813,268

	Shares	Value

SHORT-TERM INVESTMENTS — 3.4%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	72,192,432	$72,192,432
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $195,540,392; includes $194,721,447 of cash collateral for securities on loan)(b)(wb)	195,657,787	195,540,392

TOTAL AFFILIATED MUTUAL FUNDS (cost $267,732,824)		267,732,824

UNAFFILIATED FUND — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 3.660%) (Institutional Shares) (cost $7,907,424)	7,907,424	7,907,424

TOTAL SHORT-TERM INVESTMENTS (cost $275,640,248)		275,640,248

TOTAL INVESTMENTS — 102.4% (cost $5,341,154,458)		8,248,453,516
Liabilities in excess of other assets(z) — (2.4)%		(189,539,718)

NET ASSETS — 100.0%		$8,058,913,798

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,661,766; cash collateral of $194,721,447 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
88	S&P 500 E-Mini Index	Mar. 2026	$30,327,000	$(116,634)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$1,511,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$207,091,949	$—	$—
Automobiles	228,662,832	—	—
Banks	9,831,415	—	—
Beverages	19,729,597	—	—
Biotechnology	174,805,642	—	—
Broadline Retail	494,218,635	—	—
Building Products	37,612,288	—	—
Capital Markets	115,396,369	—	—
Chemicals	45,681,078	—	—
Commercial Services & Supplies	10,609,280	—	—
Communications Equipment	84,998,369	—	—
Construction & Engineering	7,232,420	—	—
Construction Materials	18,847,338	—	—
Consumer Finance	40,633,000	—	—
Consumer Staples Distribution & Retail	57,539,544	—	—
Electric Utilities	45,971,429	—	—
Electrical Equipment	62,063,869	—	—
Electronic Equipment, Instruments & Components	77,344,229	—	—
Energy Equipment & Services	5,113,413	—	—
Entertainment	168,277,628	—	—
Financial Services	379,761,883	—	—
Ground Transportation	48,420,536	—	—
Health Care Equipment & Supplies	175,050,463	—	—
Health Care Providers & Services	42,731,734	—	—
Health Care REITs	7,179,316	—	—
Hotels, Restaurants & Leisure	160,725,662	—	—
Insurance	24,743,443	—	—
Interactive Media & Services	817,432,748	—	—
IT Services	63,833,371	—	—
Life Sciences Tools & Services	24,067,412	13,224,824	—
Machinery	26,182,954	—	—
Oil, Gas & Consumable Fuels	6,156,001	—	—
Passenger Airlines	6,790,790	—	—
Pharmaceuticals	217,274,736	14,263,056	—
Professional Services	3,102,597	—	—
Real Estate Management & Development	23,137,681	—	—
Semiconductors & Semiconductor Equipment	1,619,835,465	—	—
Software	1,237,356,710	—	—
Specialized REITs	26,784,084	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Specialty Retail	$49,106,287	$5,499,475	$—
Technology Hardware, Storage & Peripherals	653,696,220	—	—
Tobacco	16,989,087	—	—
Trading Companies & Distributors	16,536,311	—	—
Unaffiliated Exchange-Traded Funds	381,270,098	—	—
Short-Term Investments
Affiliated Mutual Funds	267,732,824	—	—
Unaffiliated Fund	7,907,424	—	—

Total	$8,215,466,161	$32,987,355	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(116,634)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	20.1%
Software	15.3
Interactive Media & Services	10.1
Technology Hardware, Storage & Peripherals	8.1
Broadline Retail	6.1
Unaffiliated Exchange-Traded Funds	4.8
Financial Services	4.7
Affiliated Mutual Funds (2.4% represents investments
purchased with collateral from securities on loan)	3.3
Pharmaceuticals	2.9
Automobiles	2.8
Aerospace & Defense	2.6
Health Care Equipment & Supplies	2.2
Biotechnology	2.2
Entertainment	2.1
Hotels, Restaurants & Leisure	2.0
Capital Markets	1.4
Communications Equipment	1.1
Electronic Equipment, Instruments & Components	1.0
IT Services	0.8
Electrical Equipment	0.8
Consumer Staples Distribution & Retail	0.7
Specialty Retail	0.7
Ground Transportation	0.6
Electric Utilities	0.6
Chemicals	0.6
Health Care Providers & Services	0.5

Consumer Finance	0.5%
Building Products	0.5
Life Sciences Tools & Services	0.5
Specialized REITs	0.3
Machinery	0.3
Insurance	0.3
Real Estate Management & Development	0.3
Beverages	0.2
Construction Materials	0.2
Tobacco	0.2
Trading Companies & Distributors	0.2
Commercial Services & Supplies	0.1
Banks	0.1
Unaffiliated Fund	0.1
Construction & Engineering	0.1
Health Care REITs	0.1
Passenger Airlines	0.1
Oil, Gas & Consumable Fuels	0.1
Energy Equipment & Services	0.1
Professional Services	0.0 *

102.4
Liabilities in excess of other assets	(2.4)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$116,634*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,080,073

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(100,991)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$19,600,083

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$188,661,766	$(188,661,766)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $188,661,766:
Unaffiliated investments (cost $5,073,421,634)	$7,980,720,692
Affiliated investments (cost $267,732,824)	267,732,824
Receivable for investments sold	6,460,428
Tax reclaim receivable	2,227,298
Deposit with broker for centrally cleared/exchange-traded derivatives	1,511,000
Dividends and interest receivable	1,384,420
Receivable for Portfolio shares sold	1,277,340
Prepaid expenses and other assets	98,496

Total Assets	8,261,412,498

LIABILITIES
Payable to broker for collateral for securities on loan	194,721,447
Management fee payable	4,112,614
Payable for Portfolio shares purchased	1,876,409
Accrued expenses and other liabilities	987,174
Distribution fee payable	335,365
Payable to affiliate	283,649
Due to broker-variation margin futures	176,245
Trustees’ fees payable	5,319
Affiliated transfer agent fee payable	478

Total Liabilities	202,498,700

NET ASSETS	$8,058,913,798

Net assets were comprised of:
Partners’ Equity	$8,058,913,798

Net asset value and redemption price per share, $8,058,913,798 / 72,961,968 outstanding shares of beneficial interest	$110.45

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $372,584 foreign withholding tax, of which $9,883 is reimbursable by an affiliate)	$42,850,052
Affiliated dividend income	2,028,112
Income from securities lending, net (including affiliated income of $289,807)	294,595
Interest income	4,900

Total income	45,177,659

EXPENSES
Management fee	47,525,437
Distribution fee	19,885,120
Custodian and accounting fees	513,837
Trustees’ fees	146,501
Professional fees	110,849
Audit fee	60,046
Shareholders’ reports	14,646
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Miscellaneous	176,139

Total expenses	68,442,916

NET INVESTMENT INCOME (LOSS)	(23,265,257)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,547))	836,802,663
Futures transactions	1,080,073
Foreign currency transactions	4,612

837,887,348

Net change in unrealized appreciation (depreciation) on:
Investments	389,188,861
Futures	(100,991)
Foreign currencies.	3,630

389,091,500

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,226,978,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,203,713,591

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(23,265,257)	$(19,770,478)
Net realized gain (loss) on investment and foreign currency transactions	837,887,348	1,077,831,166
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	389,091,500	558,624,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,203,713,591	1,616,685,464

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,643,773 and 7,648,971 shares, respectively]	151,074,375	630,042,383
Portfolio shares issued in merger [0 and 19,204,772 shares, respectively]	—	1,870,352,791
Portfolio shares purchased [18,354,688 and 14,816,138 shares, respectively]	(1,756,740,424)	(1,283,642,383)
NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,605,666,049)	1,216,752,791

TOTAL INCREASE (DECREASE)	(401,952,458)	2,833,438,255

NET ASSETS:
Beginning of year	8,460,866,256	5,627,428,001

End of year	$8,058,913,798	$8,460,866,256

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$94.35	$72.49	$50.47	$75.56	$64.52

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.29)	(0.25)	(0.11)	(0.13)	(0.38)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.39	22.11	22.13	(24.96)	11.42

Total from investment operations	16.10	21.86	22.02	(25.09)	11.04

Net Asset Value, end of year	$110.45	$94.35	$72.49	$50.47	$75.56

Total Return(b)	17.06%	30.16%	43.63%	(33.21)%	17.11%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$8,059	$8,461	$5,627	$4,137	$2,783
Average net assets (in millions)	$7,954	$6,644	$4,925	$3,503	$3,128
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.86%	0.87%	0.87%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.86%	0.92%	0.93%	0.93%	0.93%
Net investment income (loss)	(0.29)%	(0.30)%	(0.17)%	(0.22)%	(0.54)%
Portfolio turnover rate(d)	30%	46%	29%	64%	16%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 95.6%
Aerospace & Defense — 2.8%
Boeing Co. (The)*	88,419	$19,197,533
Curtiss-Wright Corp.	1,965	1,083,245
General Dynamics Corp.	11,600	3,905,256
Huntington Ingalls Industries, Inc.	11,394	3,874,758
L3Harris Technologies, Inc.	6,724	1,973,965
Northrop Grumman Corp.	34,833	19,862,125
RTX Corp.	322,462	59,139,531
Textron, Inc.	12,022	1,047,958

		110,084,371

Air Freight & Logistics — 0.8%
FedEx Corp.	109,009	31,488,340
United Parcel Service, Inc. (Class B Stock)	7,417	735,692

		32,224,032

Automobile Components — 0.3%
Aptiv PLC*	35,272	2,683,847
Gentex Corp.	79,531	1,850,686
Magna International, Inc. (Canada)(a)	119,860	6,388,538
Mobileye Global, Inc. (Israel) (Class A Stock)*	3,700	38,628

		10,961,699

Automobiles — 1.4%
Ford Motor Co.(a)	678,075	8,896,344
General Motors Co.	590,460	48,016,207

		56,912,551

Banks — 9.6%
Bank of America Corp.	1,513,688	83,252,840
Citigroup, Inc.	569,767	66,486,111
Citizens Financial Group, Inc.	93,759	5,476,463
East West Bancorp, Inc.	4,219	474,173
Fifth Third Bancorp(a)	192,807	9,025,296
First Citizens BancShares, Inc. (Class A Stock)(a)	4,474	9,602,009
Huntington Bancshares, Inc.(a)	302,622	5,250,492
JPMorgan Chase & Co.	314,282	101,267,946
KeyCorp.	34,600	714,144
M&T Bank Corp.	5,800	1,168,584
PNC Financial Services Group, Inc. (The)	160,964	33,598,016
Regions Financial Corp.	221,510	6,002,921
Truist Financial Corp.	128,279	6,312,610
U.S. Bancorp.	341,473	18,220,999
Wells Fargo & Co.	333,168	31,051,258

		377,903,862

Beverages — 1.1%
Coca-Cola Co. (The)	398,600	27,866,126
Constellation Brands, Inc. (Class A Stock)(a)	35,276	4,866,677
Keurig Dr. Pepper, Inc.	49,578	1,388,680
PepsiCo, Inc.	72,770	10,443,950

		44,565,433

	Shares	Value
COMMON STOCKS (continued)
Biotechnology — 1.6%
AbbVie, Inc.	52,100	$11,904,329
Biogen, Inc.*	29,926	5,266,677
Incyte Corp.*	4,495	443,971
Ionis Pharmaceuticals, Inc.*	13,994	1,107,065
Moderna, Inc.*	7,400	218,226
Neurocrine Biosciences, Inc.*	10,284	1,458,580
Regeneron Pharmaceuticals, Inc.	42,343	32,683,291
United Therapeutics Corp.*	3,022	1,472,470
Vertex Pharmaceuticals, Inc.*	21,876	9,917,703

		64,472,312

Broadline Retail — 1.6%
Amazon.com, Inc.*	270,880	62,524,521
eBay, Inc.	3,618	315,128

		62,839,649

Building Products — 0.7%
Builders FirstSource, Inc.*(a)	12,173	1,252,480
Carrier Global Corp.	33,336	1,761,474
Johnson Controls International PLC	182,168	21,814,618
Owens Corning	9,300	1,040,763

		25,869,335

Capital Markets — 3.9%
Bank of New York Mellon Corp. (The)	24,009	2,787,205
Blackrock, Inc.	14,004	14,989,041
Charles Schwab Corp. (The)	532,050	53,157,115
CME Group, Inc.	61,460	16,783,497
Goldman Sachs Group, Inc. (The)	29,494	25,925,226
Intercontinental Exchange, Inc.	28,529	4,620,557
Jefferies Financial Group, Inc.	7,100	439,987
Morgan Stanley	57,726	10,248,097
Northern Trust Corp.	18,948	2,588,107
Raymond James Financial, Inc.	25,576	4,107,250
State Street Corp.	126,691	16,344,406

		151,990,488

Chemicals — 3.2%
Air Products & Chemicals, Inc.(a)	114,108	28,186,958
Albemarle Corp.	40,605	5,743,171
CF Industries Holdings, Inc.(a)	15,106	1,168,298
Chemours Co. (The)(a)	166,005	1,957,199
Corteva, Inc.	293,121	19,647,901
Dow, Inc.(a)	33,217	776,613
DuPont de Nemours, Inc.(a)	138,108	5,551,942
Eastman Chemical Co.	67,700	4,321,291
International Flavors & Fragrances, Inc.	8,741	589,056
Linde PLC	48,492	20,676,504
LyondellBasell Industries NV (Class A Stock)(a)	18,600	805,380
Olin Corp.(a)	175,787	3,661,643
PPG Industries, Inc.(a)	137,200	14,057,512
Sherwin-Williams Co. (The)	52,436	16,990,837
Solstice Advanced Materials, Inc.*	17,325	841,649
Westlake Corp.	3,200	236,608

		125,212,562

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.*	4,522	$1,060,319
Copart, Inc.*	2,333	91,337
Republic Services, Inc.	12,658	2,682,610
Veralto Corp.	97,795	9,757,985

		13,592,251

Communications Equipment — 2.2%
Cisco Systems, Inc.	596,227	45,927,366
F5, Inc.*(a)	56,300	14,371,138
Motorola Solutions, Inc.	42,552	16,311,033
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	921,142	8,889,020

		85,498,557

Construction & Engineering — 0.0%
Quanta Services, Inc.	801	338,070

Construction Materials — 1.5%
Amrize Ltd.*(a)	91,477	4,947,076
CRH PLC(a)	194,191	24,235,037
James Hardie Industries PLC*(a)	186,033	3,860,185
Martin Marietta Materials, Inc.(a)	39,774	24,765,679
Vulcan Materials Co.	9,132	2,604,629

		60,412,606

Consumer Finance — 2.2%
American Express Co.	77,452	28,653,367
Capital One Financial Corp.	214,775	52,052,869
SoFi Technologies, Inc.*	36,300	950,334
Synchrony Financial(a)	37,327	3,114,192

		84,770,762

Consumer Staples Distribution & Retail — 1.8%
BJ’s Wholesale Club Holdings, Inc.*(a)	133,059	11,979,302
Casey’s General Stores, Inc.	3,794	2,096,982
Dollar General Corp.	11,700	1,553,409
Dollar Tree, Inc.*	11,500	1,414,615
Kroger Co. (The)	65,928	4,119,182
Performance Food Group Co.*(a)	43,395	3,902,078
Target Corp.	113,487	11,093,354
US Foods Holding Corp.*	23,845	1,796,005
Walmart, Inc.	295,440	32,914,970

		70,869,897

Containers & Packaging — 0.3%
Amcor PLC(a)	82,305	686,424
Ball Corp.	115,965	6,142,666
International Paper Co.(a)	19,192	755,973
Packaging Corp. of America	9,135	1,883,911
Silgan Holdings, Inc.(a)	58,365	2,356,195
Smurfit WestRock PLC(a)	35,739	1,382,027

		13,207,196

Distributors — 0.0%
Genuine Parts Co.	7,700	946,792

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	508,752	12,637,400

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	207,950	$8,469,803

		21,107,203

Electric Utilities — 1.7%
NextEra Energy, Inc.	405,447	32,549,285
NRG Energy, Inc.	72,600	11,560,824
PG&E Corp.	86,202	1,385,266
PPL Corp.(a)	421,438	14,758,759
Southern Co. (The)	94,256	8,219,123

		68,473,257

Electrical Equipment — 0.5%
AMETEK, Inc.	15,653	3,213,717
Eaton Corp. PLC	7,895	2,514,637
Emerson Electric Co.(a)	97,401	12,927,061
Hubbell, Inc.	310	137,674

		18,793,089

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	22,154	3,017,375
Coherent Corp.*	5,200	959,764
Corning, Inc.	117,963	10,328,840
Flex Ltd.*	33,675	2,034,643
Keysight Technologies, Inc.*	6,455	1,311,591
Ralliant Corp.	4,047	206,033
TD SYNNEX Corp.	42,286	6,352,626
TE Connectivity PLC (Switzerland)	35,972	8,183,990
Teledyne Technologies, Inc.*	1,601	817,679

		33,212,541

Energy Equipment & Services — 0.7%
Baker Hughes Co.	227,818	10,374,832
Halliburton Co.(a)	49,200	1,390,392
NOV, Inc.	344,784	5,388,974
SLB Ltd.	194,443	7,462,722
TechnipFMC PLC (United Kingdom)	44,607	1,987,688

		26,604,608

Entertainment — 0.6%
Electronic Arts, Inc.	3,991	815,481
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	800	71,504
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	7,433	732,225
Live Nation Entertainment, Inc.*(a)	8,983	1,280,078
Walt Disney Co. (The)	159,937	18,196,032
Warner Bros Discovery, Inc.*	44,100	1,270,962

		22,366,282

Financial Services — 3.0%
Apollo Global Management, Inc.(a)	101,600	14,707,616
Berkshire Hathaway, Inc. (Class B Stock)*	108,784	54,680,278
Block, Inc.*	18,000	1,171,620
Corebridge Financial, Inc.(a)	162,494	4,902,444
Corpay, Inc.*	13,875	4,175,404
Euronet Worldwide, Inc.*(a)	29,889	2,274,852

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Fidelity National Information Services, Inc.	139,419	$9,265,787
Fiserv, Inc.*	100,415	6,744,875
Global Payments, Inc.	8,900	688,860
PayPal Holdings, Inc.	36,753	2,145,640
Visa, Inc. (Class A Stock)	49,000	17,184,790

		117,942,166

Food Products — 0.6%
Archer-Daniels-Midland Co.	9,100	523,159
Campbell’s Company (The)(a)	23,970	668,044
Conagra Brands, Inc.	67,331	1,165,500
General Mills, Inc.	56,686	2,635,899
Hormel Foods Corp.	23,138	548,371
J.M. Smucker Co. (The)	24,000	2,347,440
Kraft Heinz Co. (The)(a)	229,974	5,576,869
Magnum Ice Cream Co. NV (The) (Netherlands)*(a)	9,406	149,085
McCormick & Co., Inc. (Non-Voting Shares)(a)	17,171	1,169,517
McCormick & Co., Inc. (Voting Shares)	1,200	81,612
Mondelez International, Inc. (Class A Stock)(a)	153,970	8,288,205
Tyson Foods, Inc. (Class A Stock)	10,400	609,648

		23,763,349

Ground Transportation — 1.1%
CSX Corp.	112,775	4,088,094
J.B. Hunt Transport Services, Inc.	5,600	1,088,304
Norfolk Southern Corp.	23,663	6,831,981
Ryder System, Inc.	27,902	5,340,164
Saia, Inc.*(a)	8,855	2,891,334
Uber Technologies, Inc.*	2,180	178,128
XPO, Inc.*(a)	156,031	21,206,173

		41,624,178

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	37,669	4,719,549
Align Technology, Inc.*	2,600	405,990
Baxter International, Inc.(a)	17,415	332,801
Becton, Dickinson & Co.	200,664	38,942,862
Boston Scientific Corp.*	20,593	1,963,543
Cooper Cos., Inc. (The)*	6,720	550,771
Edwards Lifesciences Corp.*	20,115	1,714,804
GE HealthCare Technologies, Inc.(a)	189,480	15,541,150
Hologic, Inc.*	16,900	1,258,881
Medtronic PLC	131,674	12,648,604
ResMed, Inc.	4,030	970,706
STERIS PLC	6,682	1,694,021
Stryker Corp.	4,004	1,407,286
Zimmer Biomet Holdings, Inc.(a)	40,772	3,666,218

		85,817,186

Health Care Providers & Services — 5.0%
Cardinal Health, Inc.	15,374	3,159,357
Centene Corp.*	9,200	378,580
Cigna Group (The)	21,404	5,891,023
CVS Health Corp.	366,198	29,061,473

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Elevance Health, Inc.	49,075	$17,203,241
HCA Healthcare, Inc.	6,406	2,990,705
Henry Schein, Inc.*	29,754	2,248,807
Humana, Inc.	75,808	19,416,703
Labcorp Holdings, Inc.(a)	24,808	6,223,831
McKesson Corp.	58,143	47,694,122
Molina Healthcare, Inc.*	3,000	520,620
Quest Diagnostics, Inc.	28,552	4,954,629
Tenet Healthcare Corp.*	4,839	961,606
UnitedHealth Group, Inc.	172,663	56,997,783

		197,702,480

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.*	34,706	1,059,921
Darden Restaurants, Inc.(a)	39,517	7,271,918
Flutter Entertainment PLC (United Kingdom)*(a)	3,146	676,516
Hilton Worldwide Holdings, Inc.	52,300	15,023,175
Hyatt Hotels Corp. (Class A Stock)	1,122	179,879
Starbucks Corp.	75,023	6,317,687

		30,529,096

Household Durables — 1.0%
D.R. Horton, Inc.(a)	20,647	2,973,787
Garmin Ltd.	7,775	1,577,159
Lennar Corp. (Class A Stock)	71,936	7,395,021
Lennar Corp. (Class B Stock)	1,000	95,120
NVR, Inc.*	18	131,270
PulteGroup, Inc.	216,183	25,349,618
Toll Brothers, Inc.	7,612	1,029,295

		38,551,270

Household Products — 0.9%
Procter & Gamble Co. (The)	239,991	34,393,110

Industrial Conglomerates — 0.4%
3M Co.	18,023	2,885,482
Honeywell International, Inc.	67,800	13,227,102

		16,112,584

Industrial REITs — 0.3%
Prologis, Inc.	97,800	12,485,148

Insurance — 3.5%
Aflac, Inc.	18,373	2,025,991
Allstate Corp. (The)	100,800	20,981,520
American International Group, Inc.	324,320	27,745,576
Arch Capital Group Ltd.*	24,999	2,397,904
Chubb Ltd.	12,679	3,957,369
Cincinnati Financial Corp.	5,205	850,081
Everest Group Ltd.	1,400	475,090
F&G Annuities & Life, Inc.	1,097	33,842
Fidelity National Financial, Inc.	18,297	998,833
Hartford Insurance Group, Inc. (The)	46,360	6,388,408
Loews Corp.	7,421	781,506
Markel Group, Inc.*	890	1,913,189
Marsh & McLennan Cos., Inc.	108,622	20,151,553
MetLife, Inc.	53,993	4,262,207
Principal Financial Group, Inc.	7,900	696,859
Progressive Corp. (The)	56,131	12,782,151

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Reinsurance Group of America, Inc.	1,463	$297,662
RenaissanceRe Holdings Ltd. (Bermuda)	3,790	1,065,596
Travelers Cos., Inc. (The)	100,942	29,279,237
Unum Group	11,897	922,018
W.R. Berkley Corp.(a)	20,386	1,429,466

		139,436,058

Interactive Media & Services — 3.1%
Alphabet, Inc. (Class A Stock)	265,611	83,136,243
Alphabet, Inc. (Class C Stock)	67,584	21,207,859
Meta Platforms, Inc. (Class A Stock)	22,052	14,556,305
Pinterest, Inc. (Class A Stock)*	115,622	2,993,453

		121,893,860

IT Services — 1.0%
Accenture PLC (Class A Stock)	106,247	28,506,070
Akamai Technologies, Inc.*	8,100	706,725
Amdocs Ltd.	39,436	3,174,992
Cognizant Technology Solutions Corp. (Class A Stock)	49,732	4,127,756
EPAM Systems, Inc.*	784	160,626
GoDaddy, Inc. (Class A Stock)*	16,597	2,059,356
Okta, Inc.*(a)	17,911	1,548,764
Twilio, Inc. (Class A Stock)*	5,300	753,872

		41,038,161

Leisure Products — 0.0%
Mattel, Inc.*	78,915	1,565,674

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	2,736	372,287
Avantor, Inc.*	24,600	281,916
Danaher Corp.	11,241	2,573,290
ICON PLC*(a)	38,202	6,961,168
IQVIA Holdings, Inc.*(a)	9,800	2,209,018
Revvity, Inc.(a)	4,085	395,224
Thermo Fisher Scientific, Inc.	106,817	61,895,111

		74,688,014

Machinery — 4.0%
AGCO Corp.(a)	11,022	1,149,815
CNH Industrial NV	542,763	5,004,275
Cummins, Inc.	25,291	12,909,791
Deere & Co.	55,903	26,026,760
Dover Corp.	9,871	1,927,214
Flowserve Corp.	100,932	7,002,662
Fortive Corp.	12,142	670,360
Gates Industrial Corp. PLC*	399,211	8,571,060
IDEX Corp.	5,170	919,950
Illinois Tool Works, Inc.	39,238	9,664,319
Ingersoll Rand, Inc.(a)	174,281	13,806,541
Nordson Corp.	2,703	649,882
Otis Worldwide Corp.	221,685	19,364,185
PACCAR, Inc.	83,189	9,110,027
Parker-Hannifin Corp.	32,005	28,131,115
Pentair PLC	12,000	1,249,680
Snap-on, Inc.(a)	5,282	1,820,177
Stanley Black & Decker, Inc.	54,681	4,061,705

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	11,649	$2,486,479
Xylem, Inc.	10,119	1,378,005

		155,904,002

Media — 1.4%
Charter Communications, Inc. (Class A Stock)*(a)	30,256	6,315,940
Comcast Corp. (Class A Stock)	1,106,284	33,066,829
Fox Corp. (Class A Stock)	15,181	1,109,276
Fox Corp. (Class B Stock)	17,427	1,131,535
News Corp. (Class A Stock)	18,644	486,981
News Corp. (Class B Stock)	8,805	260,892
Omnicom Group, Inc.	106,510	8,600,682
WPP PLC (United Kingdom), ADR(a)	118,180	2,654,323

		53,626,458

Metals & Mining — 1.3%
Alcoa Corp.	132,200	7,025,108
Cleveland-Cliffs, Inc.*(a)	158,119	2,099,820
Freeport-McMoRan, Inc.	497,706	25,278,488
Newmont Corp.	61,353	6,126,097
Nucor Corp.	13,400	2,185,674
Reliance, Inc.	4,325	1,249,363
Steel Dynamics, Inc.(a)	10,110	1,713,139
Teck Resources Ltd. (Canada) (Class B Stock)	96,658	4,628,952

		50,306,641

Multi-Utilities — 1.4%
Dominion Energy, Inc.(a)	251,129	14,713,648
Sempra(a)	206,300	18,214,227
WEC Energy Group, Inc.(a)	225,827	23,815,716

		56,743,591

Office REITs — 0.2%
Vornado Realty Trust(a)	224,600	7,474,688

Oil, Gas & Consumable Fuels — 5.9%
APA Corp.(a)	394,302	9,644,627
Cheniere Energy, Inc.	1,095	212,857
Chevron Corp.	192,533	29,343,954
ConocoPhillips	392,729	36,763,362
Coterra Energy, Inc.	40,700	1,071,224
Devon Energy Corp.	9,131	334,469
Diamondback Energy, Inc.(a)	19,841	2,982,698
Enterprise Products Partners LP, MLP	606,893	19,456,990
EOG Resources, Inc.	85,431	8,971,109
EQT Corp.	151,335	8,111,556
Expand Energy Corp.	814	89,833
Exxon Mobil Corp.	488,041	58,730,854
Kinder Morgan, Inc.	75,447	2,074,038
Marathon Petroleum Corp.	18,300	2,976,129
Murphy Oil Corp.(a)	44,774	1,399,187
Occidental Petroleum Corp.(a)	52,600	2,162,912
ONEOK, Inc.(a)	32,200	2,366,700
Ovintiv, Inc.	91,611	3,590,235
Phillips 66	14,548	1,877,274
Range Resources Corp.	115,629	4,077,079

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC	381,220	$14,121,937
Shell PLC, ADR	67,973	4,994,656
Valero Energy Corp.	89,841	14,625,216
Williams Cos., Inc. (The)	58,813	3,535,249

		233,514,145

Passenger Airlines — 0.9%
Alaska Air Group, Inc.*	36,601	1,841,030
Delta Air Lines, Inc.	69,200	4,802,480
Southwest Airlines Co.(a)	636,649	26,312,703
United Airlines Holdings, Inc.*	35,100	3,924,882

		36,881,095

Personal Care Products — 0.2%
Kenvue, Inc.	197,795	3,411,964
Unilever PLC (United Kingdom), ADR(a)	41,806	2,734,112

		6,146,076

Pharmaceuticals — 4.1%
AstraZeneca PLC (United Kingdom), ADR	327,130	30,073,061
Bristol-Myers Squibb Co.	154,708	8,344,950
GSK PLC, ADR(a)	63,121	3,095,454
Haleon PLC, ADR(a)	1,529,504	15,463,285
Johnson & Johnson	262,949	54,417,296
Merck & Co., Inc.	77,344	8,141,229
Novo Nordisk A/S (Denmark), ADR	210,900	10,730,592
Pfizer, Inc.	205,321	5,112,493
Roche Holding AG, ADR(a)	206,240	10,635,797
Royalty Pharma PLC (Class A Stock)	14,882	575,041
Sanofi SA	155,395	15,035,278
Viatris, Inc.	31,225	388,751

		162,013,227

Professional Services — 0.2%
Amentum Holdings, Inc.*	273	7,917
Booz Allen Hamilton Holding Corp.	6,307	532,059
Equifax, Inc.	2,435	528,346
Jacobs Solutions, Inc.	4,500	596,070
Leidos Holdings, Inc.	14,073	2,538,769
SS&C Technologies Holdings, Inc.	19,700	1,722,174
TransUnion(a)	19,061	1,634,481

		7,559,816

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	15,323	2,463,785
CoStar Group, Inc.*	7,400	497,576
Zillow Group, Inc. (Class A Stock)*	2,000	136,460
Zillow Group, Inc. (Class C Stock)*	36,139	2,465,403

		5,563,224

Residential REITs — 0.2%
AvalonBay Communities, Inc.(a)	31,845	5,773,817
Invitation Homes, Inc.	20,278	563,526

		6,337,343

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.*	26,722	$5,722,784
Analog Devices, Inc.	9,200	2,495,040
Applied Materials, Inc.	564	144,942
Broadcom, Inc.	70,586	24,429,815
Entegris, Inc.(a)	10,181	857,749
First Solar, Inc.*(a)	7,428	1,940,416
GLOBALFOUNDRIES, Inc.*(a)	6,100	213,012
Intel Corp.*	529,710	19,546,299
Marvell Technology, Inc.	146,490	12,448,720
Microchip Technology, Inc.	329,864	21,018,934
Micron Technology, Inc.	72,942	20,818,376
NXP Semiconductors NV (Netherlands)	34,642	7,519,393
ON Semiconductor Corp.*(a)	86,516	4,684,841
Qnity Electronics, Inc.	69,054	5,638,259
QUALCOMM, Inc.(a)	75,704	12,949,169
Skyworks Solutions, Inc.	5,900	374,119
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	70,120	21,308,767
Universal Display Corp.	10,260	1,198,163

		163,308,798

Software — 1.9%
Microsoft Corp.	88,300	42,703,646
Roper Technologies, Inc.	10,402	4,630,242
Salesforce, Inc.	52,133	13,810,553
Trimble, Inc.*	8,216	643,724
Workday, Inc. (Class A Stock)*(a)	65,500	14,068,090
Zoom Communications, Inc.*	8,889	767,032

		76,623,287

Specialized REITs — 0.6%
American Tower Corp.	85,259	14,968,923
Equinix, Inc.	8,547	6,548,369
Millrose Properties, Inc.	5,617	167,780

		21,685,072

Specialty Retail — 0.9%
Home Depot, Inc. (The)	44,741	15,395,378
Lowe’s Cos., Inc.	17,299	4,171,827
O’Reilly Automotive, Inc.*	160,295	14,620,507

		34,187,712

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	358,719	8,616,430
Sandisk Corp.*	8,466	2,009,659
Seagate Technology Holdings PLC	52,100	14,347,819
Western Digital Corp.	81,551	14,048,791

		39,022,699

Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	76,901	4,697,882
Lululemon Athletica, Inc.*	16,247	3,376,289
NIKE, Inc. (Class B Stock)	27,388	1,744,890
Tapestry, Inc.	6,499	830,377

		10,649,438

Tobacco — 0.9%
Philip Morris International, Inc.	223,730	35,886,292

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)	46,052	$6,620,435
United Rentals, Inc.	18,599	15,052,543

		21,672,978

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	106,307	21,584,573

TOTAL COMMON STOCKS (cost $3,374,348,864)		3,767,462,894

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares Russell 1000 Value ETF	402,918	84,749,772
State Street SPDR Portfolio S&P 500 Value ETF	625,644	35,542,836

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $100,604,957)		120,292,608

TOTAL LONG-TERM INVESTMENTS—98.7% (cost $3,474,953,821)		3,887,755,502

SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS — 10.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	52,726,748	52,726,748
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $373,211,359; includes $371,939,951 of cash collateral for securities on loan)(b)(wb)	373,439,748	373,215,684

TOTAL AFFILIATED MUTUAL FUNDS (cost $425,938,107)		425,942,432

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 0.0%
U.S. Treasury Bills 3.632%	04/23/26	450	$445,099

(cost $444,985)
TOTAL SHORT-TERM INVESTMENTS (cost $426,383,092)			426,387,531

TOTAL INVESTMENTS—109.5% (cost $3,901,336,913)			4,314,143,033
Liabilities in excess of other assets(z) — (9.5)%			(374,033,575)

NET ASSETS — 100.0%			$3,940,109,458

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $361,053,962; cash collateral of $371,939,951 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 03/17/26	MSI	EUR	1,657	$1,954,247	$1,954,795	$548	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 03/17/26	CITI	GBP	19,060	$25,599,930	$25,686,180	$ —	$(86,250)
Expiring 03/17/26	GSI	GBP	131	175,820	176,411	—	(591)
Expiring 03/17/26	MSI	GBP	2,601	3,471,988	3,504,768	—	(32,780)
Danish Krone, Expiring 03/17/26	MSI	DKK	78,015	12,327,116	12,330,084	—	(2,968)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro, Expiring 03/17/26	GSI	EUR	12,324	$14,556,287	$14,535,823	$20,464	$—

				$56,131,141	$56,233,266	20,464	(122,589)

						$21,012	$(122,589)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$110,084,371	$—	$—
Air Freight & Logistics	32,224,032	—	—
Automobile Components	10,961,699	—	—
Automobiles	56,912,551	—	—
Banks	377,903,862	—	—
Beverages.	44,565,433	—	—
Biotechnology.	64,472,312	—	—
Broadline Retail	62,839,649	—	—
Building Products.	25,869,335	—	—
Capital Markets	151,990,488	—	—
Chemicals	125,212,562	—	—
Commercial Services & Supplies	13,592,251	—	—
Communications Equipment	85,498,557	—	—
Construction & Engineering	338,070	—	—
Construction Materials	60,412,606	—	—
Consumer Finance	84,770,762	—	—
Consumer Staples Distribution & Retail	70,869,897	—	—
Containers & Packaging	13,207,196	—	—
Distributors	946,792	—	—
Diversified Telecommunication Services	21,107,203	—	—
Electric Utilities.	68,473,257	—	—
Electrical Equipment	18,793,089	—	—
Electronic Equipment, Instruments & Components	33,212,541	—	—
Energy Equipment & Services	26,604,608	—	—
Entertainment	22,366,282	—	—
Financial Services	117,942,166	—	—
Food Products	23,763,349	—	—
Ground Transportation	41,624,178	—	—
Health Care Equipment & Supplies	85,817,186	—	—
Health Care Providers & Services.	197,702,480	—	—
Hotels, Restaurants & Leisure	30,529,096	—	—
Household Durables	38,551,270	—	—
Household Products	34,393,110	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Industrial Conglomerates	$16,112,584	$—	$—
Industrial REITs	12,485,148	—	—
Insurance	139,436,058	—	—
Interactive Media & Services	121,893,860	—	—
IT Services	41,038,161	—	—
Leisure Products	1,565,674	—	—
Life Sciences Tools & Services	74,688,014	—	—
Machinery	155,904,002	—	—
Media.	53,626,458	—	—
Metals & Mining	50,306,641	—	—
Multi-Utilities	56,743,591	—	—
Office REITs	7,474,688	—	—
Oil, Gas & Consumable Fuels	219,392,208	14,121,937	—
Passenger Airlines.	36,881,095	—	—
Personal Care Products	6,146,076	—	—
Pharmaceuticals	146,977,949	15,035,278	—
Professional Services	7,559,816	—	—
Real Estate Management & Development.	5,563,224	—	—
Residential REITs	6,337,343	—	—
Semiconductors & Semiconductor Equipment	163,308,798	—	—
Software	76,623,287	—	—
Specialized REITs	21,685,072	—	—
Specialty Retail	34,187,712	—	—
Technology Hardware, Storage & Peripherals.	39,022,699	—	—
Textiles, Apparel & Luxury Goods	10,649,438	—	—
Tobacco.	35,886,292	—	—
Trading Companies & Distributors	21,672,978	—	—
Wireless Telecommunication Services	21,584,573	—	—
Unaffiliated Exchange-Traded Funds	120,292,608	—	—
Short-Term Investments
Affiliated Mutual Funds	425,942,432	—	—
U.S. Treasury Obligation.	—	445,099	—

Total	$4,284,540,719	$29,602,314	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$21,012	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(122,589)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (9.4% represents investments purchased with collateral from securities on loan)	10.8%
Banks	9.6
Oil, Gas & Consumable Fuels	5.9
Health Care Providers & Services	5.0
Semiconductors & Semiconductor Equipment	4.1
Pharmaceuticals	4.1

Machinery	4.0%
Capital Markets	3.9
Insurance	3.5
Chemicals	3.2
Interactive Media & Services	3.1
Unaffiliated Exchange-Traded Funds	3.1
Financial Services	3.0

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Aerospace & Defense	2.8%
Health Care Equipment & Supplies	2.2
Communications Equipment	2.2
Consumer Finance	2.2
Software	1.9
Life Sciences Tools & Services	1.9
Consumer Staples Distribution & Retail	1.8
Electric Utilities	1.7
Biotechnology	1.6
Broadline Retail	1.6
Construction Materials	1.5
Automobiles	1.4
Multi-Utilities	1.4
Media	1.4
Metals & Mining	1.3
Beverages	1.1
Ground Transportation	1.1
IT Services	1.0
Technology Hardware, Storage & Peripherals	1.0
Household Durables	1.0
Passenger Airlines	0.9
Tobacco	0.9
Household Products	0.9
Specialty Retail	0.9
Electronic Equipment, Instruments & Components	0.8
Air Freight & Logistics	0.8
Hotels, Restaurants & Leisure	0.8
Energy Equipment & Services	0.7
Building Products	0.7

Food Products	0.6%
Entertainment	0.6
Specialized REITs	0.6
Trading Companies & Distributors	0.6
Wireless Telecommunication Services	0.5
Diversified Telecommunication Services	0.5
Electrical Equipment	0.5
Industrial Conglomerates	0.4
Commercial Services & Supplies	0.3
Containers & Packaging	0.3
Industrial REITs	0.3
Automobile Components	0.3
Textiles, Apparel & Luxury Goods	0.3
Professional Services	0.2
Office REITs	0.2
Residential REITs	0.2
Personal Care Products	0.2
Real Estate Management & Development	0.1
Leisure Products	0.0	*
Distributors	0.0	*
U.S. Treasury Obligation	0.0	*
Construction & Engineering	0.0	*

	109.5
Liabilities in excess of other assets	(9.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$21,012	Unrealized depreciation on OTC forward foreign currency exchange contracts	$122,589

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$(139,198)	$—
Foreign exchange contracts	—	(3,019,730)

Total	$(139,198)	$(3,019,730)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$75,452	$—
Foreign exchange contracts	—	(891,262)

Total	$75,452	$(891,262)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 474,860
Forward Foreign Currency Exchange Contracts - Purchased (2)	2,306,899
Forward Foreign Currency Exchange Contracts - Sold (2)	52,093,111

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$361,053,962	$(361,053,962)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$—	$(86,250)	$(86,250)	$—	$(86,250)
GSI	20,464	(591)	19,873	—	19,873
MSI	548	(35,748)	(35,200)	—	(35,200)

	$21,012	$(122,589)	$(101,577)	$—	$(101,577)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $361,053,962:
Unaffiliated investments (cost $3,475,398,806) .	$3,888,200,601
Affiliated investments (cost $425,938,107)	425,942,432
Tax reclaim receivable	4,533,685
Dividends and interest receivable	3,294,378
Unrealized appreciation on OTC forward foreign currency exchange contracts	21,012
Receivable for Portfolio shares sold	2,561
Prepaid expenses and other assets	58,367

Total Assets	4,322,053,036

LIABILITIES
Payable to broker for collateral for securities on loan	371,939,951
Payable for Portfolio shares purchased	3,520,405
Payable to affiliate	2,609,895
Management fee payable.	1,784,762
Accrued expenses and other liabilities	1,401,493
Payable for investments purchased	397,456
Distribution fee payable	163,777
Unrealized depreciation on OTC forward foreign currency exchange contracts	122,589
Trustees’ fees payable	2,770
Affiliated transfer agent fee payable	478
Payable to custodian.	2

Total Liabilities	381,943,578

NET ASSETS	$3,940,109,458

Net assets were comprised of:
Partners’ Equity	$3,940,109,458

Net asset value and redemption price per share, $3,940,109,458 / 64,562,919 outstanding shares of beneficial interest	$61.03

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $371,436 foreign withholding tax, of which $42,039 is reimbursable by an affiliate)	$76,021,960
Affiliated dividend income	2,295,773
Income from securities lending, net (including affiliated income of $456,536)	481,672
Interest income	38,447

Total income	78,837,852

EXPENSES
Management fee	20,954,218
Distribution fee	9,656,322
Custodian and accounting fees	349,234
Trustees’ fees	74,127
Professional fees	73,254
Audit fee.	60,046
Shareholders’ reports	19,581
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	9,073
Miscellaneous	138,073

Total expenses	31,333,928
Less: Fee waiver and/or expense reimbursement	(386,253)

Net expenses	30,947,675

NET INVESTMENT INCOME (LOSS)	47,890,177

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(24,122))	149,038,803
Futures transactions.	(139,198)
Forward currency contract transactions	(3,019,730)
Foreign currency transactions	18,665

145,898,540

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,325)	372,208,261
Futures	75,452
Forward currency contracts.	(891,262)
Foreign currencies	58,067

371,450,518

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	517,349,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$565,239,235

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$47,890,177	$54,982,346
Net realized gain (loss) on investment and foreign currency transactions	145,898,540	451,759,285
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	371,450,518	(226,083,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	565,239,235	280,657,726

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,150,889 and 12,134,811 shares, respectively]	119,086,898	634,884,865
Portfolio shares issued in merger [0 and 11,472,553 shares, respectively]	—	623,074,380
Portfolio shares purchased [14,338,195 and 11,041,741 shares, respectively]	(780,209,684)	(573,335,753)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(661,122,786)	684,623,492

TOTAL INCREASE (DECREASE)	(95,883,551)	965,281,218
NET ASSETS:
Beginning of year	4,035,993,009	3,070,711,791

End of year.	$3,940,109,458	$4,035,993,009

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$52.59	$47.84	$43.59	$42.86	$33.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.69	0.86	0.86	0.76	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.75	3.89	3.39	(0.03)	9.26

Total from investment operations	8.44	4.75	4.25	0.73	9.68

Net Asset Value, end of year.	$61.03	$52.59	$47.84	$43.59	$42.86

Total Return(b)	16.05%	9.93%	9.75%	1.70%	29.21%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,940	$4,036	$3,071	$2,775	$1,218
Average net assets (in millions)	$3,863	$3,319	$2,803	$2,841	$1,748
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	0.81%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.81%	0.83%	0.83%	0.82%	0.83%
Net investment income (loss)	1.24%	1.66%	1.94%	1.76%	1.06%
Portfolio turnover rate(d)	44%	99%	35%	79%	24%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST SMALL-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 95.7%
Aerospace & Defense — 3.0%
AAR Corp.*	5,193	$429,928
AeroVironment, Inc.*(a)	14,023	3,392,023
Astronics Corp.*	4,379	237,517
ATI, Inc.*	9,640	1,106,286
Axon Enterprise, Inc.*(a)	3,771	2,141,664
Byrna Technologies, Inc.*	2,050	34,420
Cadre Holdings, Inc.	5,170	211,143
Carpenter Technology Corp.	17,015	5,357,003
Curtiss-Wright Corp.	8,558	4,717,769
Ducommun, Inc.*	2,194	208,715
Embraer SA (Brazil), ADR	117,395	7,556,716
Hexcel Corp.(a)	71,605	5,291,609
Huntington Ingalls Industries, Inc.	2,790	948,795
Innovative Solutions & Support, Inc.*	3,370	63,828
Karman Holdings, Inc.*(a)	130,462	9,545,905
Kratos Defense & Security Solutions, Inc.*	106,433	8,079,329
Leonardo DRS, Inc.	12,709	433,250
Loar Holdings, Inc.*(a)	77,723	5,285,164
Mercury Systems, Inc.*	7,786	568,456
Moog, Inc. (Class A Stock)	3,855	938,885
National Presto Industries, Inc.	4,580	488,961
Park Aerospace Corp.	2,420	51,643
V2X, Inc.*	3,878	211,545
VSE Corp.(a)	16,103	2,782,115

		60,082,669

Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*	13,457	708,377
Hub Group, Inc. (Class A Stock)	8,800	374,968
Radiant Logistics, Inc.*	7,056	44,664

		1,128,009

Automobile Components — 1.0%
Adient PLC*	63,494	1,217,180
American Axle & Manufacturing
Holdings, Inc.*	16,939	108,579
Autoliv, Inc. (Sweden)	7,417	880,398
BorgWarner, Inc.	24,864	1,120,372
Cooper-Standard Holdings, Inc.*	3,035	99,639
Dana, Inc.	17,773	422,286
Dorman Products, Inc.*	4,218	519,615
Fox Factory Holding Corp.*	5,456	93,352
Garrett Motion, Inc. (Switzerland)	25,717	448,247
Gentex Corp.	70,676	1,644,631
Gentherm, Inc.*	3,414	124,167
Goodyear Tire & Rubber Co. (The)*	134,470	1,177,957
Holley, Inc.*	8,010	33,081
LCI Industries	21,597	2,620,580
Lear Corp.(a)	35,197	4,033,576
Motorcar Parts of America, Inc.*	3,660	45,164
Patrick Industries, Inc.	4,711	510,814
Phinia, Inc.	15,517	972,761
QuantumScape Corp.*	7,428	77,400
Standard Motor Products, Inc.	3,328	122,637
Stoneridge, Inc.*	1,820	10,538
Strattec Security Corp.*	675	51,395
Visteon Corp.	31,692	3,013,909

	Shares	Value
COMMON STOCKS (continued)
Automobile Components (cont’d.)
XPEL, Inc.*	3,470	$173,188

		19,521,466

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	65,864	1,349,554
Lucid Group, Inc.*(a)	12,951	136,892
Thor Industries, Inc.(a)	35,794	3,674,970
Winnebago Industries, Inc.	36,287	1,470,349

		6,631,765

Banks — 8.3%
1st Source Corp.	19,359	1,209,744
ACNB Corp.	1,060	51,251
Amalgamated Financial Corp.	4,196	134,398
Amerant Bancorp, Inc.	57,570	1,123,191
Ameris Bancorp	9,449	701,777
Ames National Corp.	1,750	40,180
Arrow Financial Corp.	14,760	463,464
Associated Banc-Corp.	48,557	1,250,828
Atlantic Union Bankshares Corp.	18,421	650,261
Axos Financial, Inc.*	32,281	2,781,331
Banc of California, Inc.	88,358	1,704,426
BancFirst Corp.(a)	4,638	491,721
Bancorp, Inc. (The)*	6,407	432,601
Bank First Corp.	530	64,565
Bank of Hawaii Corp.	5,633	385,128
Bank of Marin Bancorp	28,916	752,105
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,084	303,105
Bank OZK(a)	15,509	713,724
Bank7 Corp.	8,350	342,183
BankFinancial Corp.	3,820	45,840
BankUnited, Inc.	45,562	2,030,698
Bankwell Financial Group, Inc.	1,016	46,553
Banner Corp.	5,122	320,945
Bar Harbor Bankshares	2,311	71,757
BayCom Corp.	14,500	426,300
BCB Bancorp, Inc.	3,500	28,245
Beacon Financial Corp.	62,787	1,655,693
Blue Foundry Bancorp*	3,390	42,138
Blue Ridge Bankshares, Inc.	4,050	17,294
BOK Financial Corp.(a)	7,533	892,359
Bridgewater Bancshares, Inc.*	26,022	456,166
Burke & Herbert Financial Services Corp.	11,212	698,620
Business First Bancshares, Inc.	4,480	117,107
Byline Bancorp, Inc.	75,532	2,201,758
C&F Financial Corp.	500	36,295
Cadence Bank(a)	82,053	3,515,151
Camden National Corp.	19,655	852,634
Capital Bancorp, Inc.	13,810	389,028
Capital City Bank Group, Inc.	2,655	113,023
Capitol Federal Financial, Inc.	235,517	1,603,871
Carter Bankshares, Inc.*	18,068	355,217
Cathay General Bancorp	31,369	1,517,946
Central Pacific Financial Corp.	39,617	1,234,466
Chemung Financial Corp.	636	35,489
ChoiceOne Financial Services, Inc.	320	9,446
Citizens & Northern Corp.	2,649	53,430

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Citizens Community Bancorp, Inc.	920	$16,394
Citizens Financial Services, Inc.	222	12,658
City Holding Co.	2,110	251,512
Civista Bancshares, Inc.	19,728	438,356
CNB Financial Corp.	17,472	457,242
Coastal Financial Corp.*	2,220	254,390
Colony Bankcorp, Inc.	22,256	396,602
Columbia Banking System, Inc.	163,196	4,561,328
Columbia Financial, Inc.*	12,680	197,047
Comerica, Inc.(a)	13,428	1,167,296
Commerce Bancshares, Inc.(a)	16,109	843,145
Community Financial System, Inc.	7,305	419,599
Community Trust Bancorp, Inc.	14,684	829,646
Community West Bancshares	3,170	71,325
ConnectOne Bancorp, Inc.	61,781	1,619,898
Cullen/Frost Bankers, Inc.(a)	6,176	782,067
Customers Bancorp, Inc.*(a)	49,075	3,588,364
CVB Financial Corp.	19,346	359,836
Dime Community Bancshares, Inc.	54,352	1,635,452
Eagle Bancorp Montana, Inc.	660	13,134
Eagle Bancorp, Inc.	71,380	1,528,960
Eastern Bankshares, Inc.	29,973	552,402
Enterprise Financial Services Corp.	22,863	1,234,602
Equity Bancshares, Inc. (Class A Stock)	2,689	120,064
Esquire Financial Holdings, Inc.	1,257	128,302
Farmers & Merchants Bancorp, Inc.	1,450	35,844
Farmers National Banc Corp.	29,277	389,970
FB Financial Corp.	6,751	376,706
Fidelity D&D Bancorp, Inc.	260	11,318
Financial Institutions, Inc.	41,180	1,283,581
First Bancorp	5,971	303,267
First Bancorp, Inc. (The)	2,390	63,192
First BanCorp. (Puerto Rico)	22,974	476,251
First Bank.	4,070	66,992
First Busey Corp.	70,017	1,665,704
First Business Financial Services, Inc.	1,255	68,146
First Commonwealth Financial Corp.	15,178	255,901
First Community Bankshares, Inc.	2,811	94,815
First Community Corp.	420	12,453
First Financial Bancorp	14,161	354,308
First Financial Bankshares, Inc.(a)	17,374	518,961
First Financial Corp.	15,320	925,634
First Foundation, Inc.*	190,082	1,170,905
First Hawaiian, Inc.	66,323	1,677,972
First Horizon Corp.	36,833	880,309
First Internet Bancorp	17,725	369,921
First Interstate BancSystem, Inc. (Class A Stock)(a)	45,987	1,591,150
First Merchants Corp.	42,301	1,585,441
First Mid Bancshares, Inc.	20,471	798,369
First Savings Financial Group, Inc.	470	14,974
First United Corp.	1,494	55,935
First Western Financial, Inc.*	14,480	388,209
Firstsun Capital Bancorp*	19,400	730,119
Five Star Bancorp	11,310	404,672
Flagstar Bank NA	144,428	1,818,349
Flushing Financial Corp.	59,203	898,110
FNB Corp.	66,080	1,129,968

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
FS Bancorp, Inc.	1,660	$68,342
Fulton Financial Corp.	24,755	478,514
FVCBankcorp, Inc.	1,550	21,560
German American Bancorp, Inc.	5,012	196,370
Glacier Bancorp, Inc.(a)	16,635	732,772
Great Southern Bancorp, Inc.	13,722	844,726
Greene County Bancorp, Inc.	1,140	25,342
Hancock Whitney Corp.	64,242	4,090,931
Hanmi Financial Corp.	43,800	1,183,914
Hawthorn Bancshares, Inc.	1,170	40,810
HBT Financial, Inc.	4,210	108,828
Heritage Commerce Corp.	268,443	3,224,000
Heritage Financial Corp.	36,233	856,910
Hilltop Holdings, Inc.	38,500	1,306,690
Hingham Institution for Savings (The)(a)	4,381	1,244,029
Home Bancorp, Inc.	13,416	775,445
Home BancShares, Inc.	94,371	2,621,626
HomeTrust Bancshares, Inc.	2,650	113,791
Hope Bancorp, Inc.	148,130	1,623,505
Horizon Bancorp, Inc.	71,752	1,216,914
Huntington Bancshares, Inc.(a)	78,975	1,370,216
Independent Bank Corp. (XNGS)	21,927	1,602,425
Independent Bank Corp. (XLON)	3,165	102,957
International Bancshares Corp.(a)	8,903	591,515
Investar Holding Corp.	1,380	36,874
Kearny Financial Corp.	125,720	931,585
Lakeland Financial Corp.	3,665	209,125
Landmark Bancorp, Inc.	850	22,261
LCNB Corp.	2,150	35,238
Live Oak Bancshares, Inc.	44,074	1,513,942
MainStreet Bancshares, Inc.	730	14,863
Mechanics Bancorp (Class A Stock)	28,708	419,998
Mercantile Bank Corp.	22,916	1,102,260
Meridian Corp.	960	16,877
Metrocity Bankshares, Inc.	4,010	106,425
Metropolitan Bank Holding Corp.	1,603	122,405
Mid Penn Bancorp, Inc.	13,730	425,905
Middlefield Banc Corp.	390	13,471
Midland States Bancorp, Inc.	42,591	901,651
MidWestOne Financial Group, Inc.	3,250	125,125
MVB Financial Corp.	2,060	53,210
National Bank Holdings Corp. (Class A Stock)	5,432	206,470
National Bankshares, Inc.	780	26,153
NB Bancorp, Inc.	72,011	1,427,258
NBT Bancorp, Inc.	7,376	306,252
Nicolet Bankshares, Inc.(a)	20,289	2,461,056
Northeast Bank(a)	35,823	3,723,084
Northeast Community Bancorp, Inc.	1,460	33,011
Northfield Bancorp, Inc.	75,954	868,154
Northrim BanCorp, Inc.	3,044	81,001
Northwest Bancshares, Inc.	22,023	264,276
Norwood Financial Corp.	1,130	31,696
Oak Valley Bancorp	770	23,146
OceanFirst Financial Corp.	80,116	1,438,082
OFG Bancorp (Puerto Rico)	6,537	267,886
Ohio Valley Banc Corp.	690	27,586
Old National Bancorp(a)	44,255	987,329

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Old Second Bancorp, Inc.	80,552	$1,570,764
OP Bancorp	1,500	21,180
Orange County Bancorp, Inc.	560	15,988
Origin Bancorp, Inc.	31,670	1,191,109
Orrstown Financial Services, Inc.	2,560	90,675
Park National Corp.	2,303	350,471
Parke Bancorp, Inc.	2,230	55,839
Pathward Financial, Inc.	3,440	244,240
PCB Bancorp.	2,570	55,640
Peapack-Gladstone Financial Corp.	25,523	710,816
Peoples Bancorp of North Carolina, Inc.	1,190	43,078
Peoples Bancorp, Inc.	5,485	164,715
Peoples Financial Services Corp.	970	47,249
Pinnacle Financial Partners, Inc.	23,782	2,269,041
Pioneer Bancorp, Inc.*	910	12,267
Plumas Bancorp	470	21,004
Ponce Financial Group, Inc.*	3,270	53,464
Popular, Inc. (Puerto Rico)	8,363	1,041,361
Preferred Bank	53,354	5,038,218
Primis Financial Corp.	4,180	58,144
Princeton Bancorp, Inc.	520	18,039
Prosperity Bancshares, Inc.	10,360	715,980
Provident Financial Holdings, Inc.	1,870	29,752
Provident Financial Services, Inc.	92,168	1,820,318
QCR Holdings, Inc.	16,486	1,373,284
RBB Bancorp.	21,476	443,265
Red River Bancshares, Inc.	900	64,287
Renasant Corp.	11,806	415,807
Republic Bancorp, Inc. (Class A Stock) .	2,459	169,646
Richmond Mutual BanCorp, Inc.	790	11,092
Riverview Bancorp, Inc.	5,290	26,556
S&T Bancorp, Inc.	5,508	216,740
SB Financial Group, Inc.	810	18,039
Seacoast Banking Corp. of Florida	5,897	185,284
ServisFirst Bancshares, Inc.	7,281	522,703
Shore Bancshares, Inc.	46,482	821,802
Sierra Bancorp.	12,124	396,212
Simmons First National Corp. (Class A Stock)	85,997	1,621,043
SmartFinancial, Inc.	2,441	90,293
South Plains Financial, Inc.	1,946	75,505
Southern First Bancshares, Inc.*	1,435	73,931
Southern Missouri Bancorp, Inc.	7,550	446,356
Southside Bancshares, Inc.	4,390	133,412
SOUTHSTATE BANK Corp.	12,675	1,192,844
Stellar Bancorp, Inc.	6,936	214,600
Stock Yards Bancorp, Inc.	4,363	283,377
Synovus Financial Corp.	22,882	1,145,244
Texas Capital Bancshares, Inc.*	6,015	544,598
Third Coast Bancshares, Inc.*(a)	1,090	41,431
Timberland Bancorp, Inc.	2,040	73,032
Tompkins Financial Corp.	14,159	1,026,811
Towne Bank	29,819	995,060
TriCo Bancshares	36,812	1,743,784
Triumph Financial, Inc.*	2,945	184,445
TrustCo Bank Corp.	29,671	1,226,302
Trustmark Corp.	8,802	342,838
UMB Financial Corp.(a)	10,085	1,160,178

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Union Bankshares, Inc.	560	$13,289
United Bankshares, Inc.	18,667	716,813
United Community Banks, Inc.	37,730	1,177,931
United Security Bancshares	1,520	15,306
Unity Bancorp, Inc.	1,676	86,683
Univest Financial Corp.	38,642	1,265,139
USCB Financial Holdings, Inc.	910	16,762
Valley National Bancorp	173,052	2,021,247
Virginia National Bankshares Corp.	310	12,354
WaFd, Inc.	43,455	1,391,864
Washington Trust Bancorp, Inc.	36,898	1,090,336
Webster Financial Corp.	12,099	761,511
WesBanco, Inc.	12,742	423,544
West BanCorp, Inc.	2,945	65,350
Westamerica BanCorp	3,739	178,836
Western Alliance Bancorp	11,004	925,106
Western New England Bancorp, Inc.	5,228	65,977
Wintrust Financial Corp.	32,249	4,509,055
WSFS Financial Corp.	40,488	2,236,557
Zions Bancorp NA	15,794	924,581

		167,743,700

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,109	216,399
Coca-Cola Consolidated, Inc.	19,199	2,943,207
MGP Ingredients, Inc.	2,160	52,488
Molson Coors Beverage Co. (Class B Stock)(a)	10,043	468,807
National Beverage Corp.*	9,571	305,219
Vita Coco Co., Inc. (The)*	7,047	373,562

		4,359,682

Biotechnology — 6.6%
4D Molecular Therapeutics, Inc.*	3,640	27,300
89Bio, Inc.*^.	2,423	824
Abivax SA (France), ADR*(a)	24,300	3,276,976
Absci Corp.*(a)	11,370	39,681
AC Immune SA (Switzerland)*	4,330	13,596
ACADIA Pharmaceuticals, Inc.*	13,197	352,492
ADMA Biologics, Inc.*	32,444	591,779
Agios Pharmaceuticals, Inc.*	4,662	126,900
Akebia Therapeutics, Inc.*	11,637	18,736
Akero Therapeutics, Inc.*^	604	393
Aldeyra Therapeutics, Inc.*	9,920	51,386
Alector, Inc.*	14,330	22,355
Alkermes PLC*	67,705	1,894,386
Allogene Therapeutics, Inc.*	18,772	25,718
Altimmune, Inc.*	3,790	13,682
Anika Therapeutics, Inc.*	2,680	25,755
Annexon, Inc.*	9,110	45,732
Apogee Therapeutics, Inc.*(a)	59,468	4,488,645
Arcturus Therapeutics Holdings, Inc.*	3,614	22,154
Arcus Biosciences, Inc.*	11,406	271,805
Arcutis Biotherapeutics, Inc.*	87,005	2,526,625
Arrowhead Pharmaceuticals, Inc.*	68,142	4,523,947
ARS Pharmaceuticals, Inc.*	2,051	23,894
Astria Therapeutics, Inc.*	1,080	14,137
aTyr Pharma, Inc.*	4,540	3,555

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Aura Biosciences, Inc.*	4,010	$21,854
Beam Therapeutics, Inc.*	11,014	305,308
BioMarin Pharmaceutical, Inc.*	11,856	704,602
Biomea Fusion, Inc.*	2,530	3,137
Black Diamond Therapeutics, Inc.*	4,590	11,154
Bridgebio Pharma, Inc.*	74,613	5,707,148
C4 Therapeutics, Inc.*	6,970	13,313
CareDx, Inc.*	5,917	111,476
Caribou Biosciences, Inc.*	13,050	20,749
Catalyst Pharmaceuticals, Inc.*	91,030	2,124,640
CG oncology, Inc.*(a)	89,300	3,707,736
CRISPR Therapeutics AG (Switzerland)*	10,827	567,768
Cullinan Therapeutics, Inc.*	5,658	58,560
Day One Biopharmaceuticals, Inc.*	7,690	71,671
Denali Therapeutics, Inc.*	17,324	286,019
Design Therapeutics, Inc.*	4,390	41,178
Dianthus Therapeutics, Inc.*	334	13,764
Disc Medicine, Inc.*	39,310	3,121,607
Dynavax Technologies Corp.*	16,232	249,648
Emergent BioSolutions, Inc.*	7,370	91,093
Enanta Pharmaceuticals, Inc.*	158	2,492
Entrada Therapeutics, Inc.*	1,940	19,943
Erasca, Inc.*	18,000	66,960
Exact Sciences Corp.*	14,446	1,467,136
Exelixis, Inc.*	25,296	1,108,724
Fate Therapeutics, Inc.*	14,900	14,641
Halozyme Therapeutics, Inc.*	62,821	4,227,853
Ideaya Biosciences, Inc.*	2,478	85,664
Immunome, Inc.*	82,547	1,773,110
Intellia Therapeutics, Inc.*	10,969	98,611
Iovance Biotherapeutics, Inc.*(a)	24,950	68,113
Ironwood Pharmaceuticals, Inc.*	6,290	21,197
iTeos Therapeutics, Inc. (Luxembourg)*^	5,592	576
Janux Therapeutics, Inc.*	1,254	17,305
Jasper Therapeutics, Inc.*	780	1,427
Keros Therapeutics, Inc.*	494	10,058
Kiniksa Pharmaceuticals International PLC*	5,681	234,341
Kodiak Sciences, Inc.*	6,310	176,428
Krystal Biotech, Inc.*(a)	23,850	5,879,979
Kura Oncology, Inc.*	8,300	86,237
Kymera Therapeutics, Inc.*(a)	89,992	7,002,277
MacroGenics, Inc.*	10,990	17,694
Madrigal Pharmaceuticals, Inc.*(a)	6,466	3,765,410
MannKind Corp.*	37,003	209,807
MediciNova, Inc.*	4,930	6,458
MiMedx Group, Inc.*	21,280	144,066
Mineralys Therapeutics, Inc.*	79,285	2,877,253
Mirum Pharmaceuticals, Inc.*(a)	83,900	6,627,261
Moderna, Inc.*	2,974	87,703
Monte Rosa Therapeutics, Inc.*	3,360	52,685
Myriad Genetics, Inc.*	8,891	54,680
Natera, Inc.*	20,295	4,649,382
Neurocrine Biosciences, Inc.*	389	55,172
Newamsterdam Pharma Co. NV (Netherlands)*	171,400	6,012,712
Nkarta, Inc.*	7,360	13,616

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Nurix Therapeutics, Inc.*	6,260	$118,752
Nuvalent, Inc. (Class A Stock)*	19,199	1,931,227
Olema Pharmaceuticals, Inc.*	4,084	102,100
Organogenesis Holdings, Inc.*	16,810	87,076
ORIC Pharmaceuticals, Inc.*	7,130	58,323
Praxis Precision Medicines, Inc.*(a)	17,846	5,259,930
Protagonist Therapeutics, Inc.*(a)	41,841	3,654,393
Prothena Corp. PLC (Ireland)*	5,056	48,285
PTC Therapeutics, Inc.*	46,452	3,528,494
Puma Biotechnology, Inc.*	7,140	42,483
REGENXBIO, Inc.*	7,187	103,493
Relay Therapeutics, Inc.*	16,217	137,196
Replimune Group, Inc.*	10,260	99,727
Rhythm Pharmaceuticals, Inc.*(a)	45,178	4,835,853
Rigel Pharmaceuticals, Inc.*	640	27,411
Rocket Pharmaceuticals, Inc.*	8,070	28,326
Roivant Sciences Ltd.*	57,412	1,245,840
Sarepta Therapeutics, Inc.*	4,756	102,349
Scholar Rock Holding Corp.*(a)	70,538	3,107,199
Sera Prognostics, Inc. (Class A Stock)* .	2,450	7,227
Solid Biosciences, Inc.*	2,540	14,326
Spyre Therapeutics, Inc.*(a)	85,472	2,800,063
Stoke Therapeutics, Inc.*	6,839	217,070
Tenaya Therapeutics, Inc.*	4,770	3,394
TG Therapeutics, Inc.*	697	20,778
Travere Therapeutics, Inc.*	52,242	1,996,167
Twist Bioscience Corp.*	5,348	169,639
Tyra Biosciences, Inc.*	1,770	46,533
Vanda Pharmaceuticals, Inc.*	8,257	72,827
Vaxcyte, Inc.*	540	24,916
Vera Therapeutics, Inc.*(a)	52,500	2,658,600
Veracyte, Inc.*	46,418	1,954,198
Vericel Corp.*(a)	138,312	4,980,615
Verve Therapeutics, Inc.*^	5,320	10,534
Viking Therapeutics, Inc.*	2,683	94,388
Vir Biotechnology, Inc.*	12,130	73,144
Voyager Therapeutics, Inc.*	6,620	26,017
XBiotech, Inc.*	2,660	6,357
Xencor, Inc.*	8,221	125,863
Xenon Pharmaceuticals, Inc. (Canada)*(a)	207,712	9,309,652
Zymeworks, Inc.*	8,080	212,746

		131,915,360

Broadline Retail — 0.7%
1stdibs.com, Inc.*	3,650	21,864
Dillard’s, Inc. (Class A Stock)(a)	1,304	790,667
Etsy, Inc.*	11,273	624,975
Global-e Online Ltd. (Israel)*	113,500	4,461,685
Groupon, Inc.*	2,560	45,082
Kohl’s Corp.	12,187	248,737
Macy’s, Inc.	33,044	728,620
Ollie’s Bargain Outlet Holdings, Inc.*(a) .	59,150	6,483,431
Savers Value Village, Inc.*	6,850	63,979

		13,469,040

Building Products — 1.6%
A.O. Smith Corp.	7,914	529,288
AAON, Inc.(a)	8,749	667,111

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Advanced Drainage Systems, Inc.	6,013	$870,863
American Woodmark Corp.*	17,429	939,423
Apogee Enterprises, Inc.	27,471	1,000,219
Armstrong World Industries, Inc.	9,602	1,834,942
AZZ, Inc.(a)	24,270	2,601,259
CSW Industrials, Inc.(a)	2,062	605,259
Fortune Brands Innovations, Inc.	34,952	1,748,299
Gibraltar Industries, Inc.*	30,552	1,510,491
Griffon Corp.	43,653	3,215,043
Hayward Holdings, Inc.*	23,142	357,544
Insteel Industries, Inc.	2,869	90,861
Janus International Group, Inc.*	394,965	2,583,071
JELD-WEN Holding, Inc.*	10,687	26,290
Masterbrand, Inc.*	175,352	1,935,886
Modine Manufacturing Co.*(a)	36,927	4,930,124
Owens Corning	3,292	368,408
Quanex Building Products Corp.	3,540	54,445
Resideo Technologies, Inc.*	41,567	1,459,833
Simpson Manufacturing Co., Inc.	5,309	857,244
Tecnoglass, Inc.	5,811	292,410
Trex Co., Inc.*	11,100	389,388
UFP Industries, Inc.	18,165	1,653,923
Zurn Elkay Water Solutions Corp.	15,695	729,661

		31,251,285

Capital Markets — 3.4%
Acadian Asset Management, Inc.	4,736	222,592
Affiliated Managers Group, Inc.	3,859	1,112,473
AlTi Global, Inc.*	3,280	15,219
Artisan Partners Asset Management, Inc. (Class A Stock)	9,626	392,163
BGC Group, Inc. (Class A Stock)	386,876	3,454,803
Blue Owl Capital Corp.(a)	143,275	1,780,908
Cohen & Steers, Inc.	6,557	411,648
Diamond Hill Investment Group, Inc.	346	58,647
DigitalBridge Group, Inc.	20,123	308,687
Donnelley Financial Solutions, Inc.*	4,029	188,114
Evercore, Inc. (Class A Stock)	2,419	823,065
FactSet Research Systems, Inc.	1,855	538,302
Federated Hermes, Inc.	35,592	1,853,275
Franklin Resources, Inc.	3,583	85,598
GCM Grosvenor, Inc. (Class A Stock)	3,500	39,620
Golub Capital BDC, Inc.	117,860	1,599,360
Hamilton Lane, Inc. (Class A Stock)(a)	71,164	9,558,037
Houlihan Lokey, Inc.	1,035	180,287
Invesco Ltd.	72,242	1,897,797
Janus Henderson Group PLC	35,460	1,686,832
Jefferies Financial Group, Inc.	4,197	260,088
Lazard, Inc.	11,139	540,910
MarketAxess Holdings, Inc.	3,512	636,550
Moelis & Co. (Class A Stock)	6,137	421,857
Morningstar, Inc.	2,167	470,911
Open Lending Corp.*	11,629	18,025
Oppenheimer Holdings, Inc. (Class A Stock)	290	20,964
Perella Weinberg Partners	1,012	17,508
Piper Sandler Cos	29,584	10,049,981
PJT Partners, Inc. (Class A Stock)(a)	30,471	5,094,751
SEI Investments Co.	9,295	762,376

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Silvercrest Asset Management Group,
Inc. (Class A Stock)	1,350	$20,507
StepStone Group, Inc. (Class A Stock) .	74,000	4,748,580
Stifel Financial Corp.	6,739	843,858
StoneX Group, Inc.*(a)	68,942	6,558,452
Victory Capital Holdings, Inc. (Class A Stock)(a)	160,022	10,095,788
Virtu Financial, Inc. (Class A Stock)(a)	12,133	404,272
Virtus Investment Partners, Inc.	8,281	1,351,045
Westwood Holdings Group, Inc.	1,930	33,215
WisdomTree, Inc.(a)	19,595	238,863

		68,795,928

Chemicals — 1.2%
AdvanSix, Inc.	17,595	304,394
American Vanguard Corp.*	65,185	249,007
Arq, Inc.*	3,590	11,739
Ashland, Inc.	5,323	312,300
Aspen Aerogels, Inc.*	8,917	25,235
Avient Corp.	12,494	390,313
Axalta Coating Systems Ltd.*	69,258	2,237,726
Balchem Corp.	4,447	681,992
Bioceres Crop Solutions Corp. (Argentina)*	4,390	5,751
Cabot Corp.	11,969	793,305
Celanese Corp.	6,252	264,335
CF Industries Holdings, Inc.	1,972	152,514
Chemours Co. (The)	17,943	211,548
Eastman Chemical Co.	9,164	584,938
Ecovyst, Inc.*	174,080	1,693,798
Element Solutions, Inc.	106,299	2,656,412
Flotek Industries, Inc.*	1,340	23,088
FMC Corp.(a)	12,380	171,711
Hawkins, Inc.	2,855	405,581
HB Fuller Co.	30,033	1,785,762
Huntsman Corp.	133,311	1,333,110
Ingevity Corp.*	16,962	1,003,811
Innospec, Inc.	16,201	1,240,025
Intrepid Potash, Inc.*	2,074	57,512
Koppers Holdings, Inc.	1,937	52,454
Kronos Worldwide, Inc.	7,437	32,872
Mativ Holdings, Inc.	7,175	87,176
Methanex Corp. (Canada)(a)	67,604	2,685,231
Minerals Technologies, Inc.	4,482	273,178
Mosaic Co. (The)	24,861	598,902
NewMarket Corp.	1,113	764,920
Northern Technologies International Corp.	1,940	15,190
Olin Corp.(a)	67,058	1,396,818
Orion SA (Germany)	7,154	37,773
Perimeter Solutions, Inc.*	7,842	215,890
Quaker Chemical Corp.(a)	2,117	290,685
Rayonier Advanced Materials, Inc.*	9,526	56,108
Scotts Miracle-Gro Co. (The)	4,219	246,179
Sensient Technologies Corp.	5,787	543,689
Stepan Co.	2,903	137,486
Trinseo PLC.	2,300	1,143
Tronox Holdings PLC	17,139	71,470

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Westlake Corp.	3,132	$231,580

		24,334,651

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	76,519	3,236,754
ACCO Brands Corp.	16,093	60,027
ACV Auctions, Inc. (Class A Stock)*	16,210	130,004
Brady Corp. (Class A Stock)	6,038	473,198
BrightView Holdings, Inc.*	13,630	172,692
Brink’s Co. (The)	53,799	6,279,957
Casella Waste Systems, Inc. (Class A Stock)*(a)	128,849	12,619,471
Cimpress PLC (Ireland)*	2,408	160,349
Civeo Corp.	1,713	39,176
CompX International, Inc.	700	16,289
Deluxe Corp.	6,029	134,628
Ennis, Inc.	21,368	384,838
Enviri Corp.*	11,133	199,503
Healthcare Services Group, Inc.*	78,853	1,507,669
HNI Corp.	57,249	2,406,748
Interface, Inc.	8,199	228,916
Liquidity Services, Inc.*	4,002	121,301
MillerKnoll, Inc.	46,738	854,371
Montrose Environmental Group, Inc.*	3,700	91,871
MSA Safety, Inc.(a)	4,830	773,476
NL Industries, Inc.	5,070	27,733
OPENLANE, Inc.*	15,353	457,212
Perma-Fix Environmental Services, Inc.*	1,710	21,529
Pitney Bowes, Inc.	9,888	104,516
Quad/Graphics, Inc.	5,510	34,548
Quest Resource Holding Corp.*	1,690	3,143
Tetra Tech, Inc.	18,446	618,679
UniFirst Corp.	26,820	5,173,578
Vestis Corp.	14,727	98,229
Virco Mfg. Corp.	2,160	13,802

		36,444,207

Communications Equipment — 0.4%
ADTRAN Holdings, Inc.*	2,291	19,909
Applied Optoelectronics, Inc.*	3,650	127,239
Aviat Networks, Inc.*	29,069	621,495
BK Technologies Corp.*	500	37,295
Calix, Inc.*	8,285	438,525
Clearfield, Inc.*	1,460	42,559
CommScope Holding Co., Inc.*	16,478	298,746
Digi International, Inc.*	5,269	228,095
Harmonic, Inc.*	15,797	156,232
KVH Industries, Inc.*	4,460	31,086
Lumentum Holdings, Inc.*(a)	13,320	4,909,619
NETGEAR, Inc.*	4,531	111,145
NetScout Systems, Inc.*	10,492	283,914
Ribbon Communications, Inc.*	25,230	72,662
Viasat, Inc.*	352	12,130
Viavi Solutions, Inc.*	30,169	537,612

		7,928,263

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering — 2.9%
Ameresco, Inc. (Class A Stock)*	3,808	$111,536
API Group Corp.*(a)	15,388	588,745
Arcosa, Inc.	6,320	671,943
Argan, Inc.	2,021	633,220
Bowman Consulting Group Ltd.*	1,320	43,586
Cardinal Infrastructure Group, Inc. (Class A Stock)*(a)	125,995	3,046,559
Concrete Pumping Holdings, Inc.	6,220	41,736
Construction Partners, Inc. (Class A Stock)*(a)	85,553	9,286,778
Dycom Industries, Inc.*	11,781	3,980,800
Everus Construction Group, Inc.*(a)	26,349	2,254,421
Fluor Corp.*	44,526	1,764,565
Granite Construction, Inc.(a)	47,402	5,467,821
Great Lakes Dredge & Dock Corp.*	10,664	139,912
IES Holdings, Inc.*(a)	7,414	2,884,194
Legence Corp. (Class A Stock)*	130,756	5,627,738
Limbach Holdings, Inc.*	1,746	135,926
Matrix Service Co.*	4,116	48,157
MYR Group, Inc.*	24,910	5,442,835
NWPX Infrastructure, Inc.*	1,415	88,423
Orion Group Holdings, Inc.*	5,915	58,795
Primoris Services Corp.(a)	50,647	6,287,319
Sterling Infrastructure, Inc.*(a)	25,937	7,942,688
Tutor Perini Corp.	17,607	1,180,021
Valmont Industries, Inc.	2,466	992,121
WillScot Holdings Corp.	16,794	316,231

		59,036,070

Construction Materials — 0.2%
Eagle Materials, Inc.	3,309	683,904
James Hardie Industries PLC*(a)	156,100	3,239,075
Knife River Corp.*	6,951	489,003
Smith-Midland Corp.*	720	26,165
United States Lime & Minerals, Inc.	3,503	419,449

		4,857,596

Consumer Finance — 1.1%
Atlanticus Holdings Corp.*	2,451	164,094
Bread Financial Holdings, Inc.	29,222	2,163,305
Consumer Portfolio Services, Inc.*	3,610	33,681
Credit Acceptance Corp.*(a)	1,338	593,350
Dave, Inc.*(a)	7,864	1,741,168
Encore Capital Group, Inc.*	3,289	178,757
Enova International, Inc.*	3,637	571,736
EZCORP, Inc. (Class A Stock)*	7,674	149,029
FirstCash Holdings, Inc.	48,808	7,779,019
Green Dot Corp. (Class A Stock)*	8,550	109,526
LendingClub Corp.*	145,716	2,759,861
LendingTree, Inc.*	1,788	94,925
Navient Corp.(a)	114,455	1,487,915
Nelnet, Inc. (Class A Stock)	3,922	521,469
NerdWallet, Inc. (Class A Stock)*	6,392	86,612
Old Market Capital Corp.*	1,790	8,968
OneMain Holdings, Inc.(a)	14,120	953,806
Oportun Financial Corp.*	4,870	25,762
OppFi, Inc.	2,074	21,694
PRA Group, Inc.*	5,372	95,031
PROG Holdings, Inc.	5,748	169,509

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Regional Management Corp.	1,462	$56,653
SLM Corp.(a)	75,791	2,050,904
World Acceptance Corp.*	857	120,314

		21,937,088

Consumer Staples Distribution & Retail — 1.1%
Albertson’s Cos., Inc. (Class A Stock)(a)	43,085	739,769
Andersons, Inc. (The)	4,514	240,009
BJ’s Wholesale Club Holdings, Inc.*(a) .	89,566	8,063,627
Chefs’ Warehouse, Inc. (The)*(a)	120,841	7,532,020
Grocery Outlet Holding Corp.*	10,985	110,948
Ingles Markets, Inc. (Class A Stock)	2,034	139,431
Maplebear, Inc.*	12,046	541,829
Natural Grocers by Vitamin Cottage, Inc.	3,470	86,924
PriceSmart, Inc.	27,531	3,377,228
Sprouts Farmers Market, Inc.*	4,450	354,531
United Natural Foods, Inc.*	8,480	285,522
Village Super Market, Inc. (Class A Stock)	1,362	48,208
Weis Markets, Inc.	3,608	231,237

		21,751,283

Containers & Packaging — 0.4%
AptarGroup, Inc.	4,443	541,868
Ardagh Metal Packaging SA	30,320	124,312
Crown Holdings, Inc.	5,719	588,885
Graphic Packaging Holding Co.	28,433	428,201
Greif, Inc. (Class A Stock)	3,454	233,836
Greif, Inc. (Class B Stock)	1,830	136,683
Myers Industries, Inc.	66,907	1,252,499
O-I Glass, Inc.*	22,431	331,082
Ranpak Holdings Corp.*	8,940	48,365
Sealed Air Corp.	17,478	724,114
Silgan Holdings, Inc.(a)	13,648	550,970
Sonoco Products Co.(a)	24,422	1,065,776
TriMas Corp.	33,040	1,171,268

		7,197,859

Distributors — 0.1%
Gold.com, Inc.	2,349	79,983
LKQ Corp.	16,989	513,068
Pool Corp.	1,952	446,520
Weyco Group, Inc.	2,090	63,933

		1,103,504

Diversified Consumer Services — 1.5%
ADT, Inc.	90,125	727,309
Adtalem Global Education, Inc.*	33,479	3,464,072
American Public Education, Inc.*	2,859	108,070
Bright Horizons Family Solutions, Inc.* .	36,250	3,675,750
Carriage Services, Inc.	2,297	97,163
Coursera, Inc.*	2,752	20,255
Driven Brands Holdings, Inc.*(a)	13,616	201,789
Duolingo, Inc.*	856	150,228
European Wax Center, Inc. (Class A Stock)*	6,870	24,732

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
Frontdoor, Inc.*(a)	90,057	$5,195,388
Graham Holdings Co. (Class B Stock)	520	571,272
Grand Canyon Education, Inc.*	27,555	4,582,672
H&R Block, Inc.	16,594	723,167
Laureate Education, Inc.*	217,441	7,321,238
Lincoln Educational Services Corp.*	4,021	97,107
Matthews International Corp. (Class A Stock)	4,272	111,585
Mister Car Wash, Inc.*	31,174	173,327
OneSpaWorld Holdings Ltd. (Bahamas)	14,461	299,921
Perdoceo Education Corp.	9,478	277,990
Service Corp. International(a)	7,269	566,764
Strategic Education, Inc.	3,304	264,981
Stride, Inc.*	6,381	414,318
Udemy, Inc.*	3,800	22,230
Universal Technical Institute, Inc.*	8,138	212,646

		29,303,974

Diversified REITs — 0.1%
American Assets Trust, Inc.	48,600	919,998
Essential Properties Realty Trust, Inc.	52,527	1,557,951

		2,477,949

Diversified Telecommunication Services — 0.1%
Anterix, Inc.*	1,837	40,102
ATN International, Inc.	1,716	39,125
Bandwidth, Inc. (Class A Stock)*	4,570	70,606
GCI Liberty, Inc. (Class A Stock)*	182	6,710
GCI Liberty, Inc. (Class C Stock)*	713	26,531
Globalstar, Inc.*	1,975	120,554
IDT Corp. (Class B Stock)	3,534	180,976
Iridium Communications, Inc.	14,755	256,442
Liberty Global Ltd. (Belgium) (Class A Stock)*	19,440	216,562
Liberty Global Ltd. (Belgium) (Class C Stock)*	19,113	211,008
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	5,367	39,662
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	21,566	160,882
Lumen Technologies, Inc.*	110,651	859,758

		2,228,918

Electric Utilities — 0.4%
Genie Energy Ltd. (Class B Stock)	3,489	48,078
Hawaiian Electric Industries, Inc.*	18,570	228,411
IDACORP, Inc.(a)	6,492	821,627
MGE Energy, Inc.	4,764	373,593
OGE Energy Corp.	55,517	2,370,576
Otter Tail Corp.	13,143	1,062,086
Pinnacle West Capital Corp.(a)	9,017	799,808
Portland General Electric Co.	42,740	2,051,093
TXNM Energy, Inc.(a)	13,265	781,043

		8,536,315

Electrical Equipment — 2.0%
Acuity, Inc.	3,629	1,306,585

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Allient, Inc.	2,306	$123,948
American Superconductor Corp.*	4,289	123,437
Atkore, Inc.	18,772	1,187,329
Bloom Energy Corp. (Class A Stock)*	91,465	7,947,394
EnerSys(a)	33,562	4,925,224
Eos Energy Enterprises, Inc.*(a)	422,948	4,846,984
Espey Mfg. & Electronics Corp.	510	24,036
Fluence Energy, Inc.*	2,700	53,406
Generac Holdings, Inc.*	4,516	615,847
Hyliion Holdings Corp.*	8,830	16,247
LSI Industries, Inc.	4,189	76,742
Net Power, Inc.*(a)	4,530	10,328
Nextpower, Inc. (Class A Stock)*	52,368	4,561,777
Plug Power, Inc.*(a)	8,075	15,908
Powell Industries, Inc.(a)	1,753	558,821
Preformed Line Products Co.	759	156,893
Regal Rexnord Corp.(a)	43,605	6,118,654
Sensata Technologies Holding PLC	156,372	5,205,624
Sunrun, Inc.*	28,173	518,383
Thermon Group Holdings, Inc.*	41,394	1,538,201
Ultralife Corp.*	4,900	28,028
Vicor Corp.*	4,386	480,706

		40,440,502

Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.(a)	5,132	1,074,487
Airgain, Inc.*	2,760	11,206
Arrow Electronics, Inc.*	33,298	3,668,774
Avnet, Inc.	88,866	4,272,677
Badger Meter, Inc.(a)	3,841	669,909
Bel Fuse, Inc. (Class A Stock)	190	28,842
Bel Fuse, Inc. (Class B Stock)	1,535	260,382
Belden, Inc.(a)	28,265	3,294,286
Benchmark Electronics, Inc.	47,746	2,041,619
Celestica, Inc. (Canada)*	6,335	1,872,689
Climb Global Solutions, Inc.	719	73,906
Coda Octopus Group, Inc.*	2,180	20,274
Cognex Corp.	16,525	594,569
Coherent Corp.*	16,828	3,105,944
Crane NXT Co.(a)	26,157	1,231,210
CTS Corp.	4,331	185,670
Daktronics, Inc.*	6,557	129,632
ePlus, Inc.	19,128	1,677,526
Fabrinet (Thailand)*(a)	10,263	4,672,539
Frequency Electronics, Inc.*	1,778	95,727
Identiv, Inc.*	3,640	13,978
Ingram Micro Holding Corp.(a)	33,600	717,024
Insight Enterprises, Inc.*	4,347	354,150
IPG Photonics Corp.*	5,338	382,201
Itron, Inc.*	6,019	558,924
Kimball Electronics, Inc.*	36,871	1,025,751
Knowles Corp.*	12,787	274,025
Littelfuse, Inc.	7,638	1,931,803
Methode Electronics, Inc.	131,720	874,621
Mirion Technologies, Inc.*(a)	359,898	8,428,811
M-Tron Industries, Inc.*	200	10,644
Napco Security Technologies, Inc.	4,098	170,887
nLight, Inc.*	8,320	312,083
Novanta, Inc.*	4,674	556,159

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
OSI Systems, Inc.*(a)	24,123	$6,152,812
Ouster, Inc.*	1,448	31,335
PC Connection, Inc.	9,143	528,100
Plexus Corp.*	8,612	1,265,964
Powerfleet, Inc.*	14,180	75,438
Richardson Electronics Ltd.	1,900	20,672
Rogers Corp.*	2,489	227,918
Sanmina Corp.*	15,900	2,386,113
ScanSource, Inc.*	27,458	1,072,509
TD SYNNEX Corp.	2,138	321,192
TTM Technologies, Inc.*	15,522	1,071,018
Vishay Intertechnology, Inc.	74,390	1,077,911
Vishay Precision Group, Inc.*	2,061	79,348
Vontier Corp.(a)	81,319	3,023,440
Zebra Technologies Corp. (Class A Stock)*	302	73,332

		62,000,031

Energy Equipment & Services — 2.0%
Archrock, Inc.(a)	107,981	2,809,666
Atlas Energy Solutions, Inc.	5,560	52,375
Bristow Group, Inc.*	35,954	1,316,636
Cactus, Inc. (Class A Stock)	79,033	3,610,227
Core Laboratories, Inc.	62,988	1,009,698
DMC Global, Inc.*	3,810	25,489
Energy Services of America Corp.	1,160	9,477
Expro Group Holdings NV*(a)	125,846	1,680,044
Forum Energy Technologies, Inc.*	1,680	62,076
Geospace Technologies Corp.*	2,199	37,185
Gulf Island Fabrication, Inc.*	3,293	39,417
Helix Energy Solutions Group, Inc.*	112,456	705,099
Helmerich & Payne, Inc.	11,089	318,033
Innovex International, Inc.*(a)	66,590	1,456,323
Kodiak Gas Services, Inc.	5,743	214,788
Liberty Energy, Inc.	71,038	1,311,362
Mammoth Energy Services, Inc.*	5,570	10,305
Nabors Industries Ltd.*	1,165	63,260
National Energy Services Reunited Corp.*	44,500	696,870
Natural Gas Services Group, Inc.	1,756	59,089
Noble Corp. PLC(a)	42,085	1,188,480
NOV, Inc.	147,748	2,309,301
Oceaneering International, Inc.*	14,245	342,307
Oil States International, Inc.*	167,365	1,133,061
Patterson-UTI Energy, Inc.	23,610	144,257
ProFrac Holding Corp. (Class A Stock)* .	173,560	675,148
ProPetro Holding Corp.*	74,783	711,186
Ranger Energy Services, Inc. (Class A Stock)	2,720	38,026
RPC, Inc.	201,473	1,096,013
SEACOR Marine Holdings, Inc.*(a)	4,611	27,758
Seadrill Ltd. (Norway)*	6,596	228,222
Select Water Solutions, Inc.(a)	71,636	753,611
Solaris Energy Infrastructure, Inc.	52,432	2,410,299
TechnipFMC PLC (United Kingdom)	52,661	2,346,574
TETRA Technologies, Inc.*	18,765	175,828
Tidewater, Inc.*	47,349	2,391,598
Transocean Ltd.*	107,544	444,157
Valaris Ltd.*(a)	22,965	1,157,436

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Weatherford International PLC	99,541	$7,790,079

		40,850,760

Entertainment — 0.1%
Atlanta Braves Holdings, Inc. (Class A Stock)*	1,353	57,489
Atlanta Braves Holdings, Inc. (Class C Stock)*	6,252	246,641
Cinemark Holdings, Inc.	15,197	353,178
Eventbrite, Inc. (Class A Stock)*	12,310	54,780
Gaia, Inc.*	2,680	9,728
IMAX Corp.*	7,251	267,997
Madison Square Garden Entertainment Corp.*	5,464	294,455
Marcus Corp. (The)	3,142	48,733
Playstudios, Inc.*	6,110	3,981
Reservoir Media, Inc.*	3,490	26,419
Sphere Entertainment Co.*	3,955	376,041
Vivid Seats, Inc. (Class A Stock)*(a)	883	6,367

		1,745,809

Financial Services — 2.6%
Acacia Research Corp.*	10,610	39,681
Alerus Financial Corp.	3,800	85,576
Cantaloupe, Inc.*	7,120	75,614
Cass Information Systems, Inc.	9,494	394,191
Enact Holdings, Inc.	42,749	1,694,570
Essent Group Ltd.	95,921	6,235,824
Euronet Worldwide, Inc.*(a)	41,149	3,131,850
EVERTEC, Inc. (Puerto Rico)	56,427	1,641,461
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	27,447	4,818,870
Flywire Corp.*	13,501	191,174
International Money Express, Inc.*	48,176	739,983
Jack Henry & Associates, Inc.	1,514	276,275
Jackson Financial, Inc. (Class A Stock)	8,412	897,140
loanDepot, Inc. (Class A Stock)*	6,480	13,414
Marqeta, Inc. (Class A Stock)*	58,392	277,362
Merchants Bancorp(a)	47,360	1,613,082
MGIC Investment Corp.	54,682	1,597,808
NCR Atleos Corp.*	6,626	252,517
NMI Holdings, Inc.*	45,303	1,847,909
Onity Group, Inc.*	1,388	63,557
Paymentus Holdings, Inc. (Class A Stock)*	255,421	8,068,749
Payoneer Global, Inc.*	42,965	241,463
Paysafe Ltd.*	6,830	55,255
Paysign, Inc.*	6,810	35,072
PennyMac Financial Services, Inc.	30,652	4,041,160
Priority Technology Holdings, Inc.*	1,760	9,592
Radian Group, Inc.	38,772	1,395,404
Remitly Global, Inc.*	21,497	296,659
Repay Holdings Corp.*	10,498	38,318
Security National Financial Corp. (Class A Stock)*	2,331	21,002
Sezzle, Inc.*	1,238	78,582
TFS Financial Corp.	19,160	256,361
Velocity Financial, Inc.*	1,290	26,780
Voya Financial, Inc.(a)	88,766	6,612,179

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Walker & Dunlop, Inc.	4,731	$284,570
Waterstone Financial, Inc.	3,932	65,075
Western Union Co. (The)(a)	39,409	366,898
WEX, Inc.*(a)	23,541	3,507,138

		51,288,115

Food Products — 0.6%
Alico, Inc.	1,412	51,369
B&G Foods, Inc.(a)	7,210	31,003
Calavo Growers, Inc.	2,537	55,180
Cal-Maine Foods, Inc.	6,599	525,082
Campbell’s Company (The)(a)	31,957	890,642
Conagra Brands, Inc.	25,338	438,601
Darling Ingredients, Inc.*	17,324	623,664
Dole PLC	7,170	107,478
Flowers Foods, Inc.	26,557	288,940
Fresh Del Monte Produce, Inc.	7,111	253,365
Freshpet, Inc.*	5,452	332,190
Hain Celestial Group, Inc. (The)*	12,250	13,107
Ingredion, Inc.	30,345	3,345,840
J & J Snack Foods Corp.	2,511	226,919
J.M. Smucker Co. (The)	3,776	369,331
John B. Sanfilippo & Son, Inc.	16,811	1,186,857
Lamb Weston Holdings, Inc.(a)	11,204	469,336
Lifeway Foods, Inc.*	545	13,205
Limoneira Co.	3,208	40,501
Mama’s Creations, Inc.*	5,420	73,116
Marzetti Company (The)	3,546	583,033
Mission Produce, Inc.*	7,520	87,232
Pilgrim’s Pride Corp.	8,186	319,172
Post Holdings, Inc.*(a)	7,252	718,311
Seaboard Corp.	108	480,040
Seneca Foods Corp. (Class A Stock)*	249	27,547
Simply Good Foods Co. (The)*	13,285	266,763
Tootsie Roll Industries, Inc.(a)	5,778	211,648
TreeHouse Foods, Inc.*	5,689	134,203
Utz Brands, Inc.	10,700	111,066
Vital Farms, Inc.*	6,346	202,691

		12,477,432

Gas Utilities — 0.5%
Chesapeake Utilities Corp.	3,060	381,766
MDU Resources Group, Inc.	75,474	1,473,253
National Fuel Gas Co.(a)	10,523	842,471
New Jersey Resources Corp.(a)	43,618	2,011,662
Northwest Natural Holding Co.	33,618	1,571,305
ONE Gas, Inc.	16,509	1,275,320
RGC Resources, Inc.	1,820	38,766
Southwest Gas Holdings, Inc.	8,538	683,211
Spire, Inc.	22,686	1,876,132
UGI Corp.	21,623	809,349

		10,963,235

Ground Transportation — 0.5%
ArcBest Corp.	2,591	192,226
Avis Budget Group, Inc.*(a)	1,781	228,538
Covenant Logistics Group, Inc.	3,352	73,878
FTAI Infrastructure, Inc.(a)	8,453	38,968

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Heartland Express, Inc.	124,162	$1,121,183
Knight-Swift Transportation Holdings, Inc.	15,736	822,678
Landstar System, Inc.	14,951	2,148,459
Lyft, Inc. (Class A Stock)*(a)	39,021	755,837
Marten Transport Ltd.	43,146	491,001
PAMT Corp.*	4,660	56,293
RXO, Inc.*	11,427	144,437
Ryder System, Inc.	4,156	795,417
Saia, Inc.*(a)	7,821	2,553,713
Schneider National, Inc. (Class B Stock)(a)	37,256	988,402
U-Haul Holding Co.*	988	49,805
U-Haul Holding Co. (Non-Voting Shares)	1,589	74,270
Universal Logistics Holdings, Inc.	3,910	59,393
Werner Enterprises, Inc.	9,176	275,372

		10,869,870

Health Care Equipment & Supplies — 1.9%
Accuray, Inc.*	15,880	13,095
Acme United Corp.	640	25,798
Align Technology, Inc.*	3,998	624,288
Alphatec Holdings, Inc.*	86,732	1,824,841
AngioDynamics, Inc.*	6,895	88,532
Artivion, Inc.*	5,818	265,359
AtriCure, Inc.*	6,794	268,771
Avanos Medical, Inc.*	5,133	57,644
Axogen, Inc.*	76,849	2,515,268
Baxter International, Inc.	16,308	311,646
Bioventus, Inc. (Class A Stock)*	7,360	54,758
Ceribell, Inc.*	165,000	3,618,450
CONMED Corp.	4,447	180,548
CVRx, Inc.*	1,050	7,455
DENTSPLY SIRONA, Inc.	21,030	240,373
Electromed, Inc.*	1,330	38,730
Embecta Corp.	7,140	84,823
Enovis Corp.*	7,440	198,202
Envista Holdings Corp.*	58,472	1,269,427
FONAR Corp.*	1,660	30,810
Glaukos Corp.*	3,995	451,075
Globus Medical, Inc. (Class A Stock)*	5,514	481,427
Haemonetics Corp.*	35,921	2,879,068
ICU Medical, Inc.*	2,473	352,823
Inmode Ltd.*	90,000	1,322,100
Inogen, Inc.*	4,940	33,197
Inspire Medical Systems, Inc.*(a)	15,987	1,474,481
Integer Holdings Corp.*	4,618	362,190
Integra LifeSciences Holdings Corp.*	7,979	99,099
iRadimed Corp.	1,596	155,259
iRhythm Technologies, Inc.*(a)	28,017	4,971,336
Kewaunee Scientific Corp.*	340	12,719
Lantheus Holdings, Inc.*	30,200	2,009,810
LeMaitre Vascular, Inc.	3,210	260,331
LENSAR, Inc.*	1,409	16,387
LivaNova PLC*	32,487	1,998,925
Masimo Corp.*	803	104,438
Merit Medical Systems, Inc.*	7,741	682,292
Neogen Corp.*	19,160	133,928

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Omnicell, Inc.*	48,248	$2,185,634
OraSure Technologies, Inc.*	6,831	16,531
Orthofix Medical, Inc.*	5,030	76,255
OrthoPediatrics Corp.*	3,459	61,432
Penumbra, Inc.*	2,338	726,908
Pro-Dex, Inc.*	550	21,164
Pulmonx Corp.*	5,610	12,398
QuidelOrtho Corp.*	5,762	164,563
RxSight, Inc.*	4,820	50,224
Sanara Medtech, Inc.*	580	13,543
Sensus Healthcare, Inc.*	1,770	7,045
Shoulder Innovations, Inc.*(a)	59,800	855,140
SI-BONE, Inc.*	4,970	98,008
Sight Sciences, Inc.*	4,080	32,354
STAAR Surgical Co.*	5,913	136,531
Tactile Systems Technology, Inc.*	2,723	78,967
Teleflex, Inc.	3,436	419,329
TransMedics Group, Inc.*(a)	24,639	2,997,334
Treace Medical Concepts, Inc.*	3,630	8,894
UFP Technologies, Inc.*	996	221,142
Utah Medical Products, Inc.	12,497	699,332
Varex Imaging Corp.*	5,575	64,949

		38,467,380

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*(a)	62,088	881,029
AdaptHealth Corp.*	15,040	149,798
Addus HomeCare Corp.*(a)	95,844	10,292,687
Ardent Health, Inc.*	48,500	428,255
Astrana Health, Inc.*	48,615	1,206,138
Aveanna Healthcare Holdings, Inc.*	5,914	48,317
BrightSpring Health Services, Inc.*	9,538	357,198
Brookdale Senior Living, Inc.*	28,841	311,194
Castle Biosciences, Inc.*	4,003	155,717
Chemed Corp.	1,366	584,457
Clover Health Investments Corp.*	4,053	9,525
Community Health Systems, Inc.*	12,028	37,527
Concentra Group Holdings Parent, Inc.	50,551	994,844
CorVel Corp.*	6,761	457,517
DaVita, Inc.*(a)	5,934	674,162
DocGo, Inc.*	3,530	3,099
Encompass Health Corp.	5,911	627,394
Enhabit, Inc.*	7,300	67,306
Ensign Group, Inc. (The)	7,348	1,280,022
Fulgent Genetics, Inc.*	4,162	109,336
GeneDx Holdings Corp.*	15,423	2,005,915
Guardant Health, Inc.*	78,882	8,057,007
Guardian Pharmacy Services, Inc. (Class A Stock)*	319,025	9,599,462
HealthEquity, Inc.*(a)	10,467	958,882
Henry Schein, Inc.*	14,359	1,085,253
InfuSystem Holdings, Inc.*	3,040	27,269
Joint Corp. (The)*	429	3,741
LifeStance Health Group, Inc.*	33,203	233,749
Molina Healthcare, Inc.*	1,581	274,367
National HealthCare Corp.	2,152	295,018
National Research Corp.	37,960	712,509
NeoGenomics, Inc.*	14,265	167,756
Option Care Health, Inc.*(a)	109,775	3,497,431

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Owens & Minor, Inc.*	8,688	$24,326
Pediatrix Medical Group, Inc.*	89,877	1,922,469
Pennant Group, Inc. (The)*	4,697	132,221
Privia Health Group, Inc.*	14,774	350,292
Progyny, Inc.*	10,061	258,366
RadNet, Inc.*(a)	10,243	730,838
Select Medical Holdings Corp.	66,175	982,699
Strata Critical Medical, Inc.*	8,840	42,520
Surgery Partners, Inc.*	16,359	252,747
Talkspace, Inc.*	22,130	80,332
U.S. Physical Therapy, Inc.	2,282	178,201
Universal Health Services, Inc. (Class B Stock)	798	173,980

		50,722,872

Health Care REITs — 0.0%
Global Medical REIT, Inc.(a)	28,620	965,639

Health Care Technology — 0.1%
Certara, Inc.*	20,876	183,918
Definitive Healthcare Corp.*	12,020	34,498
Doximity, Inc. (Class A Stock)*	8,519	377,221
Evolent Health, Inc. (Class A Stock)*	11,707	46,828
GoodRx Holdings, Inc. (Class A Stock)*.	12,470	33,794
Health Catalyst, Inc.*	9,980	23,852
HealthStream, Inc.	4,474	103,215
OptimizeRx Corp.*	3,400	41,684
Phreesia, Inc.*	1,120	18,950
Schrodinger, Inc.*	5,180	92,619
Simulations Plus, Inc.*	2,748	50,096
Teladoc Health, Inc.*	21,402	149,814
TruBridge, Inc.*	2,330	51,423
Waystar Holding Corp.*	10,107	331,004

		1,538,916

Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	86,600	775,936
Park Hotels & Resorts, Inc.(a)	123,800	1,294,948
Pebblebrook Hotel Trust(a)	112,800	1,276,896

		3,347,780

Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc.*	104,410	1,191,318
Aramark	22,091	814,274
Biglari Holdings, Inc. (Class A Stock)*	20	34,801
Biglari Holdings, Inc. (Class B Stock)*	288	95,740
BJ’s Restaurants, Inc.*	3,419	134,709
Bloomin’ Brands, Inc.	104,575	645,228
Boyd Gaming Corp.	32,219	2,746,348
Brightstar Lottery PLC	82,900	1,283,292
Brinker International, Inc.*	6,164	884,657
Caesars Entertainment, Inc.*	17,882	418,260
Cava Group, Inc.*	7,006	411,182
Cheesecake Factory, Inc. (The)(a)	7,377	372,391
Choice Hotels International, Inc.(a)	5,521	525,930
Churchill Downs, Inc.(a)	3,907	444,538
Cracker Barrel Old Country Store, Inc.(a)	2,711	68,859
Dave & Buster’s Entertainment, Inc.*(a).	29,501	478,211

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Denny’s Corp.*	156,339	$972,429
Dine Brands Global, Inc.(a)	2,320	74,565
Dutch Bros, Inc. (Class A Stock)*	41,183	2,521,223
El Pollo Loco Holdings, Inc.*	77,136	806,843
First Watch Restaurant Group, Inc.*	8,040	121,243
Full House Resorts, Inc.*	4,770	12,450
Genius Sports Ltd. (United Kingdom)*(a)	540,000	5,950,800
Global Business Travel Group, Inc.*	11,300	86,445
Golden Entertainment, Inc.	2,450	66,615
Hilton Grand Vacations, Inc.*	39,449	1,765,343
Inspired Entertainment, Inc.*	4,080	38,189
Krispy Kreme, Inc.	17,429	70,065
Kura Sushi USA, Inc. (Class A Stock)*	1,535	80,327
Life Time Group Holdings, Inc.*	20,636	548,505
Lindblad Expeditions Holdings, Inc.*	7,400	106,708
Lucky Strike Entertainment Corp.(a)	4,210	35,659
Marriott Vacations Worldwide Corp.	24,431	1,409,424
Monarch Casino & Resort, Inc.	3,800	363,660
Nathan’s Famous, Inc.	509	47,627
Norwegian Cruise Line Holdings Ltd.*(a)	32,626	728,212
Papa John’s International, Inc.	4,189	161,235
Penn Entertainment, Inc.*	12,812	188,977
Planet Fitness, Inc. (Class A Stock)*	10,053	1,090,449
Portillo’s, Inc. (Class A Stock)*	8,870	40,270
Pursuit Attractions & Hospitality, Inc.*(a)	197,350	6,646,748
Red Rock Resorts, Inc. (Class A Stock) .	5,531	342,645
Rush Street Interactive, Inc.*(a)	111,347	2,163,472
Sabre Corp.*	37,089	50,441
Shake Shack, Inc. (Class A Stock)*	5,092	413,318
Sweetgreen, Inc. (Class A Stock)*(a)	11,839	80,032
Target Hospitality Corp.*	3,640	29,156
Texas Roadhouse, Inc.	3,455	573,530
Travel + Leisure Co.(a)	79,200	5,585,976
United Parks & Resorts, Inc.*	33,722	1,224,109
Vail Resorts, Inc.(a)	3,809	505,835
Wendy’s Co. (The)	21,956	182,893
Wingstop, Inc.(a)	19,247	4,590,217
Wyndham Hotels & Resorts, Inc.	86,863	6,563,368
Wynn Resorts Ltd.	6,681	803,925

		57,592,666

Household Durables — 1.1%
Bassett Furniture Industries, Inc.	2,380	39,889
Beazer Homes USA, Inc.*	2,413	48,912
Cavco Industries, Inc.*(a)	5,568	3,289,240
Century Communities, Inc.	9,108	540,560
Champion Homes, Inc.*	7,454	629,863
Cricut, Inc. (Class A Stock)	2,990	14,801
Dream Finders Homes, Inc. (Class A Stock)*	4,400	75,240
Ethan Allen Interiors, Inc.	3,854	88,025
Flexsteel Industries, Inc.	638	25,195
Green Brick Partners, Inc.*(a)	26,876	1,684,050
Hamilton Beach Brands Holding Co. (Class A Stock)	2,460	40,467
Helen of Troy Ltd.*	42,932	912,305

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Household Durables (cont’d.)
Hooker Furnishings Corp.	2,690	$30,370
Installed Building Products, Inc.(a)	19,423	5,038,132
KB Home	5,596	315,670
La-Z-Boy, Inc.	5,902	219,968
Legacy Housing Corp.*	18,670	364,438
Leggett & Platt, Inc.	99,734	1,097,074
LGI Homes, Inc.*	3,263	140,178
Lifetime Brands, Inc.	4,000	15,800
Lovesac Co. (The)*	1,958	28,881
M/I Homes, Inc.*	3,000	383,850
Mohawk Industries, Inc.*(a)	7,090	774,937
Newell Brands, Inc.	48,911	181,949
Sonos, Inc.*	16,174	284,015
Taylor Morrison Home Corp.*	52,269	3,077,076
Toll Brothers, Inc.	2,324	314,251
TopBuild Corp.*(a)	2,075	865,669
Traeger, Inc.*	5,360	5,789
Tri Pointe Homes, Inc.*	42,455	1,336,059
Universal Electronics, Inc.*	2,730	9,855
Whirlpool Corp.(a)	5,935	428,151

		22,300,659

Household Products — 0.2%
Central Garden & Pet Co.*(a)	20,716	666,019
Central Garden & Pet Co. (Class A Stock)*	7,479	218,312
Clorox Co. (The)	1,081	108,997
Energizer Holdings, Inc.(a)	37,866	753,155
Oil-Dri Corp. of America	1,592	77,913
Reynolds Consumer Products, Inc.	75,547	1,731,537
WD-40 Co.	1,781	350,679

		3,906,612

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	56,759	813,924
Clearway Energy, Inc. (Class A Stock)	4,330	136,049
Clearway Energy, Inc. (Class C Stock)	10,169	338,221
Hallador Energy Co.*	5,750	109,480
Montauk Renewables, Inc.*	17,490	29,208
Ormat Technologies, Inc.(a)	22,443	2,479,278

		3,906,160

Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	34,774	1,991,507

Insurance — 2.9%
American Coastal Insurance Corp.	3,610	45,594
American Financial Group, Inc.	1,423	194,496
AMERISAFE, Inc.	2,841	109,123
Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	27,100	1,005,410
Assurant, Inc.	2,394	576,595
Assured Guaranty Ltd.	71,726	6,446,016
Axis Capital Holdings Ltd.	46,931	5,025,841
Baldwin Insurance Group, Inc. (The)*	8,309	199,665
Brighthouse Financial, Inc.*	7,961	515,793
Citizens, Inc.*	2,590	12,510
CNO Financial Group, Inc.	44,332	1,882,780
Crawford & Co. (Class A Stock)	5,840	65,700

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Donegal Group, Inc. (Class A Stock)	5,030	$100,499
eHealth, Inc.*	5,050	23,230
Employers Holdings, Inc.	51,628	2,228,781
F&G Annuities & Life, Inc.	36,320	1,120,472
Fidelis Insurance Holdings Ltd. (United Kingdom)	5,450	106,657
First American Financial Corp.	67,788	4,164,895
Genworth Financial, Inc.*	55,261	499,007
Globe Life, Inc.	6,042	845,034
Goosehead Insurance, Inc. (Class A Stock)	3,011	221,760
Greenlight Capital Re Ltd. (Class A Stock)*	5,895	85,949
Hagerty, Inc. (Class A Stock)*	3,950	53,088
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	596	16,628
Hanover Insurance Group, Inc. (The)	9,852	1,800,650
HCI Group, Inc.	15,916	3,050,938
Heritage Insurance Holdings, Inc.*	5,170	151,274
Hippo Holdings, Inc.*	1,480	44,518
Horace Mann Educators Corp.	22,119	1,021,456
Investors Title Co.	286	71,397
James River Group Holdings, Inc.	7,070	44,965
Kemper Corp.	35,940	1,457,008
Kingstone Cos., Inc.	2,670	44,936
Kinsale Capital Group, Inc.(a)	1,500	586,680
Lincoln National Corp.	41,197	1,834,502
Mercury General Corp.	7,254	682,311
Neptune Insurance Holdings, Inc. (Class A Stock)*(a)	123,740	3,608,258
NI Holdings, Inc.*	1,170	15,561
Octave Specialty Group, Inc.*	4,835	37,616
Old Republic International Corp.(a)	23,537	1,074,229
Oscar Health, Inc. (Class A Stock)*	24,441	351,217
Palomar Holdings, Inc.*	3,569	480,959
Primerica, Inc.(a)	3,386	874,807
ProAssurance Corp.*	8,765	211,762
RLI Corp.(a)	11,973	766,033
Root, Inc. (Class A Stock)*	731	52,800
Safety Insurance Group, Inc.	61,757	4,811,488
Selective Insurance Group, Inc.	20,259	1,695,071
Selectquote, Inc.*	10,340	14,579
SiriusPoint Ltd. (Sweden)*	16,503	361,251
Skyward Specialty Insurance Group, Inc.*	3,940	201,373
Stewart Information Services Corp.	17,064	1,198,917
Tiptree, Inc.	5,878	107,391
Trupanion, Inc.*	5,166	193,053
United Fire Group, Inc.	15,240	553,974
Universal Insurance Holdings, Inc.	3,902	131,888
Unum Group	380	29,450
White Mountains Insurance Group Ltd.(a)	2,910	6,047,067

		59,154,902

Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*	13,600	48,552
Cargurus, Inc.*	103,333	3,962,820
Cars.com, Inc.*	6,367	77,677

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
EverQuote, Inc. (Class A Stock)*	4,093	$110,511
fuboTV, Inc. (Class A Stock)*	6,313	15,909
Getty Images Holdings, Inc.*(a)	12,550	16,817
Match Group, Inc.	26,971	870,894
MediaAlpha, Inc. (Class A Stock)*	1,121	14,517
Nextdoor Holdings, Inc.*	25,550	53,655
QuinStreet, Inc.*	6,788	97,544
Shutterstock, Inc.	5,110	97,601
Travelzoo*	1,790	12,745
TripAdvisor, Inc.*	15,843	230,674
TrueCar, Inc.*	21,390	48,341
Yelp, Inc.*	8,543	259,622
Ziff Davis, Inc.*	6,067	213,255
ZoomInfo Technologies, Inc.*	38,513	391,677

		6,522,811

IT Services — 0.4%
Akamai Technologies, Inc.*	5,803	506,312
Amdocs Ltd.	8,061	648,991
ASGN, Inc.*	31,539	1,519,234
CSP, Inc.	1,550	19,375
DigitalOcean Holdings, Inc.*	10,965	527,636
DXC Technology Co.*	22,980	336,657
EPAM Systems, Inc.*	11,876	2,433,155
Globant SA*	4,233	276,711
Grid Dynamics Holdings, Inc.*	10,362	93,569
Hackett Group, Inc. (The)	4,236	83,153
Information Services Group, Inc.	8,140	47,049
Kyndryl Holdings, Inc.*	28,483	756,508
Unisys Corp.*	8,012	22,113

		7,270,463

Leisure Products — 0.6%
Acushnet Holdings Corp.	8,206	655,003
American Outdoor Brands, Inc.*	2,348	18,150
BRP, Inc.	33,321	2,357,794
Brunswick Corp.	29,307	2,175,752
Clarus Corp.	4,520	15,142
Escalade, Inc.	3,210	43,303
Funko, Inc. (Class A Stock)*	8,620	29,308
Hasbro, Inc.	12,119	993,758
JAKKS Pacific, Inc.(a)	35,180	593,838
Johnson Outdoors, Inc. (Class A Stock) .	1,390	59,005
Latham Group, Inc.*	11,430	72,580
Malibu Boats, Inc. (Class A Stock)*	2,719	76,703
Marine Products Corp.	5,730	50,195
MasterCraft Boat Holdings, Inc.*(a)	2,550	48,221
Mattel, Inc.*(a)	71,599	1,420,524
Polaris, Inc.	20,588	1,302,191
Smith & Wesson Brands, Inc.	4,216	41,612
Sturm Ruger & Co., Inc.	1,260	41,139
Topgolf Callaway Brands Corp.*	18,607	217,144
YETI Holdings, Inc.*	31,255	1,380,533

		11,591,895

Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp.*	16,430	266,823
Avantor, Inc.*	35,725	409,408

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Azenta, Inc.*	5,646	$187,786
BioLife Solutions, Inc.*	6,581	159,129
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,851	560,834
Bio-Techne Corp.	12,313	724,128
Bruker Corp.	10,129	477,177
Charles River Laboratories International, Inc.*	4,529	903,445
Codexis, Inc.*	8,880	14,474
CryoPort, Inc.*	7,750	74,400
Cytek Biosciences, Inc.*	13,295	67,140
Ginkgo Bioworks Holdings, Inc.*	1,800	14,958
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	12,390	40,267
MaxCyte, Inc.*	12,450	19,298
Mesa Laboratories, Inc.	701	55,028
Niagen Bioscience, Inc.*	3,978	25,300
OmniAb, Inc.*	13,228	24,472
Personalis, Inc.*	5,380	42,825
Quanterix Corp.*	3,992	25,389
Repligen Corp.*(a)	49,793	8,159,081
Revvity, Inc.	3,317	320,920
Seer, Inc.*	5,000	9,150
Sotera Health Co.*	32,395	571,448
Stevanato Group SpA (Italy)(a)	343,900	6,919,268

		20,072,148

Machinery — 4.7%
3D Systems Corp.*	12,210	21,612
Aebi Schmidt Holding AG (Switzerland) .	5,524	69,879
AGCO Corp.(a)	7,176	748,600
Alamo Group, Inc.	1,813	304,348
Albany International Corp. (Class A Stock)	15,881	805,167
Alliance Laundry Holdings, Inc.*(a)	80,130	1,630,645
Allison Transmission Holdings, Inc.	9,974	976,455
Astec Industries, Inc.	2,936	127,187
Atmus Filtration Technologies, Inc.	39,215	2,035,651
Blue Bird Corp.*	22,078	1,037,666
CECO Environmental Corp.*	4,591	274,771
Chart Industries, Inc.*	4,801	990,110
Columbus McKinnon Corp.	90,757	1,565,558
Crane Co.	25,446	4,693,006
Donaldson Co., Inc.	9,417	834,911
Douglas Dynamics, Inc.	24,784	809,198
Eastern Co. (The)	1,520	29,929
Energy Recovery, Inc.*	7,339	99,003
Enerpac Tool Group Corp.	7,738	295,901
Enpro, Inc.	2,877	616,052
Esab Corp.(a)	100,969	11,280,257
ESCO Technologies, Inc.	16,716	3,266,139
Federal Signal Corp.	27,693	3,007,183
Flowserve Corp.	72,512	5,030,883
Franklin Electric Co., Inc.	6,155	587,987
FreightCar America, Inc.*	1,140	12,620
Gates Industrial Corp. PLC*	56,142	1,205,369
Gencor Industries, Inc.*	3,440	44,582
Gorman-Rupp Co. (The)	3,789	180,925
Graham Corp.*	1,495	96,024

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Greenbrier Cos., Inc. (The)	25,901	$1,210,613
Helios Technologies, Inc.	4,780	255,682
Hillenbrand, Inc.	41,818	1,326,467
Hillman Solutions Corp.*	21,729	188,173
Hurco Cos., Inc.*	1,450	22,402
Hyster-Yale, Inc.	1,889	56,122
ITT, Inc.	47,643	8,266,537
JBT Marel Corp.(a)	69,740	10,507,726
Kadant, Inc.(a)	1,446	412,139
Kennametal, Inc.	25,766	732,012
L.B. Foster Co. (Class A Stock)*(a)	13,624	367,167
Lincoln Electric Holdings, Inc.	427	102,326
Lindsay Corp.	1,639	193,189
Luxfer Holdings PLC (United Kingdom) .	3,660	49,520
Manitowoc Co., Inc. (The)*	3,307	39,651
Mayville Engineering Co., Inc.*	2,270	42,494
Middleby Corp. (The)*	5,647	839,539
Miller Industries, Inc.(a)	16,807	628,078
Mueller Industries, Inc.	12,976	1,489,645
Mueller Water Products, Inc. (Class A Stock)	21,150	503,793
NN, Inc.*	8,590	10,995
Omega Flex, Inc.	1,307	38,478
Oshkosh Corp.	7,565	950,391
Park-Ohio Holdings Corp.	2,910	60,935
Perma-Pipe International Holdings, Inc.*	2,080	63,149
Proto Labs, Inc.*	3,545	179,341
RBC Bearings, Inc.*	20,390	9,143,488
REV Group, Inc.	13,589	826,347
SPX Technologies, Inc.*	30,851	6,172,051
Standex International Corp.	1,668	362,423
Stanley Black & Decker, Inc.	1,979	147,000
Tennant Co.	15,318	1,128,937
Terex Corp.	9,055	483,356
Timken Co. (The)	26,520	2,231,128
Titan International, Inc.*	7,535	58,999
Toro Co. (The)	7,744	609,608
Trinity Industries, Inc.	11,892	314,424
Twin Disc, Inc.	2,870	47,872
Wabash National Corp.	72,394	626,208
Watts Water Technologies, Inc. (Class A Stock)	3,466	956,685
Worthington Enterprises, Inc.	6,842	352,842

		94,675,550

Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd. (Monaco)*	3,460	53,319
Costamare, Inc. (Monaco)	15,645	247,035
Genco Shipping & Trading Ltd.	5,724	105,493
Kirby Corp.*	6,855	755,284
Matson, Inc.(a)	31,821	3,931,484
Pangaea Logistics Solutions Ltd.	6,150	42,312

		5,134,927

Media — 0.7%
Advantage Solutions, Inc.*	24,590	21,639
AMC Networks, Inc. (Class A Stock)*	4,850	46,172

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
Boston Omaha Corp. (Class A Stock)*	5,310	$65,685
Cable One, Inc.	560	63,196
Cardlytics, Inc.*	7,160	8,234
DoubleVerify Holdings, Inc.*	135,472	1,549,800
EchoStar Corp. (Class A Stock)*	674	73,264
Emerald Holding, Inc.	80,978	361,972
Entravision Communications Corp. (Class A Stock)	15,860	46,470
Gambling.com Group Ltd. (Malta)*	4,420	24,133
Gray Media, Inc.	13,058	63,201
John Wiley & Sons, Inc. (Class A Stock)	6,589	201,821
Liberty Broadband Corp. (Class A Stock)*	1,523	73,530
Liberty Broadband Corp. (Class C Stock)*	8,521	414,121
Magnite, Inc.*(a)	308,298	5,003,676
National CineMedia, Inc.	222,717	866,369
New York Times Co. (The) (Class A Stock)	18,959	1,316,134
Nexstar Media Group, Inc.	3,672	745,599
Optimum Communications, Inc. (Class A Stock)*	21,261	35,081
PubMatic, Inc. (Class A Stock)*	4,448	39,454
Saga Communications, Inc. (Class A Stock)	970	11,068
Scholastic Corp.	3,590	106,372
Sinclair, Inc.	6,580	100,674
Stagwell, Inc.*	502,900	2,459,181
TEGNA, Inc.	53,628	1,040,919
Thryv Holdings, Inc.*	5,250	31,762
USA TODAY Co., Inc.*	20,063	103,324

		14,872,851

Metals & Mining — 1.1%
Alcoa Corp.	22,849	1,214,196
Alpha Metallurgical Resources, Inc.*	1,369	273,636
Ascent Industries Co.*	2,140	34,647
Caledonia Mining Corp. PLC (South Africa)	1,900	49,723
Century Aluminum Co.*	13,355	523,249
Cleveland-Cliffs, Inc.*	58,461	776,362
Coeur Mining, Inc.*(a)	59,407	1,059,227
Commercial Metals Co.	49,627	3,435,181
Compass Minerals International, Inc.*	4,616	90,658
Constellium SE*	48,100	906,685
Dakota Gold Corp.*	8,380	47,598
Friedman Industries, Inc.	1,970	40,365
Hecla Mining Co.	85,811	1,646,713
Hudbay Minerals, Inc. (Canada)	114,510	2,273,023
Idaho Strategic Resources, Inc.*	930	37,479
Ivanhoe Electric, Inc.*	4,218	67,404
Kaiser Aluminum Corp.	14,780	1,697,631
Materion Corp.	2,876	357,544
McEwen, Inc. (Canada)*	5,250	97,177
Metallus, Inc.*	4,961	85,131
MP Materials Corp.*(a)	47,744	2,412,027
Nexa Resources SA (Brazil)	7,220	63,897
Olympic Steel, Inc.	1,298	55,535

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Pan American Silver Corp. (Canada)	68,897	$3,569,554
Ramaco Resources, Inc. (Class A Stock)*	6,170	111,060
Ramaco Resources, Inc. (Class B Stock)	154	1,809
Royal Gold, Inc.(a)	957	212,732
Ryerson Holding Corp.(a)	5,206	130,983
SunCoke Energy, Inc.	12,854	92,549
Tredegar Corp.*	5,702	40,940
Warrior Met Coal, Inc.	3,305	291,402
Worthington Steel, Inc.	2,555	88,454

		21,784,571

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate
Finance, Inc.	65,100	630,168
Ares Commercial Real Estate Corp.(a) .	135,000	645,300
BrightSpire Capital, Inc.	142,100	795,760
Claros Mortgage Trust, Inc.*	184,200	563,652
Granite Point Mortgage Trust, Inc.	105,579	253,390
PennyMac Mortgage Investment Trust(a)	114,942	1,442,522
Redwood Trust, Inc.	250,000	1,382,500

		5,713,292

Multi-Utilities — 0.3%
Avista Corp.	45,782	1,764,438
Black Hills Corp.	29,598	2,054,693
Northwestern Energy Group, Inc.	30,301	1,955,627
Unitil Corp.	15,498	750,723

		6,525,481

Office REITs — 0.2%
Brandywine Realty Trust(a)	167,300	488,516
Cousins Properties, Inc.	74,530	1,921,383
Douglas Emmett, Inc.(a)	94,100	1,034,159
Empire State Realty Trust, Inc. (Class A Stock)(a)	84,600	551,592

		3,995,650

Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp.*	8,000	36,560
Antero Midstream Corp.(a)	58,489	1,040,519
Antero Resources Corp.*	19,375	667,663
APA Corp.(a)	31,655	774,281
Ardmore Shipping Corp. (Ireland)	4,699	49,762
Baytex Energy Corp. (Canada)	404,089	1,305,208
California Resources Corp.	22,552	1,008,300
Cameco Corp. (Canada)(a)	35,786	3,274,061
Centrus Energy Corp. (Class A Stock)*(a)	9,982	2,423,230
Chord Energy Corp.	735	68,135
Civitas Resources, Inc.	8,225	222,815
Clean Energy Fuels Corp.*	32,133	67,479
CNX Resources Corp.*	17,511	643,879
Comstock Resources, Inc.*(a)	32,184	746,025
Core Natural Resources, Inc.	2,520	223,045

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Crescent Energy Co. (Class A Stock)(a)	259,339	$2,175,854
CVR Energy, Inc.*(a)	50,773	1,291,665
Delek US Holdings, Inc.	41,100	1,219,026
DHT Holdings, Inc.	22,722	277,436
Dorian LPG Ltd.	6,349	154,535
DT Midstream, Inc.	8,905	1,065,750
Encore Energy Corp. (Canada)*	6,920	17,162
Epsilon Energy Ltd.	3,100	14,384
Evolution Petroleum Corp.	7,920	28,037
Excelerate Energy, Inc. (Class A Stock) .	239,290	6,712,085
FutureFuel Corp.	8,200	26,158
Granite Ridge Resources, Inc.	10,500	49,350
Green Plains, Inc.*	7,680	75,264
Gulfport Energy Corp.*	10,254	2,132,729
HF Sinclair Corp.	18,074	832,850
HighPeak Energy, Inc.	2,890	13,699
International Seaways, Inc.(a)	15,248	740,290
Kinetik Holdings, Inc.	6,695	241,355
Kosmos Energy Ltd. (Ghana)*(a)	889,682	807,297
Magnolia Oil & Gas Corp. (Class A Stock)	21,977	481,077
Matador Resources Co.(a)	96,286	4,086,378
Murphy Oil Corp.(a)	63,556	1,986,125
NACCO Industries, Inc. (Class A Stock).	1,231	60,368
NextDecade Corp.*(a)	208,400	1,098,268
Nordic American Tankers Ltd.	29,377	101,057
Northern Oil & Gas, Inc.(a)	71,035	1,525,121
Ovintiv, Inc.	18,843	738,457
Par Pacific Holdings, Inc.*	43,928	1,543,630
PBF Energy, Inc. (Class A Stock)(a)	56,351	1,528,239
Peabody Energy Corp.	15,134	449,480
Permian Resources Corp.	47,773	670,255
PrimeEnergy Resources Corp.*	170	29,070
Range Resources Corp.	85,624	3,019,102
REX American Resources Corp.*	47,672	1,540,759
Riley Exploration Permian, Inc.	1,210	31,944
Scorpio Tankers, Inc. (Monaco)	5,599	284,597
SFL Corp. Ltd. (Norway)(a)	22,729	177,514
SM Energy Co.	71,900	1,344,530
South Bow Corp. (Canada)(a)	87,748	2,410,438
Talos Energy, Inc.*	164,980	1,818,080
Teekay Corp. Ltd. (Bermuda)	12,438	112,315
Teekay Tankers Ltd. (Canada) (Class A Stock)	4,151	221,746
Uranium Energy Corp.*	757,795	8,851,046
VAALCO Energy, Inc.	333,590	1,214,268
Viper Energy, Inc. (Class A Stock)	88,361	3,413,385
Vitesse Energy, Inc.(a)	3,530	67,988
World Kinect Corp.(a)	174,480	4,088,066

		73,319,191

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,230	56,202
Louisiana-Pacific Corp.	9,498	767,058
Mercer International, Inc. (Germany)	10,501	20,792
Sylvamo Corp.	19,539	940,803

		1,784,855

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	15,661	$787,748
Allegiant Travel Co.*	2,417	206,098
American Airlines Group, Inc.*	50,077	767,681
Copa Holdings SA (Panama) (Class A Stock)	3,715	448,066
Frontier Group Holdings, Inc.*	15,420	72,628
JetBlue Airways Corp.*	48,855	222,290
SkyWest, Inc.*	5,628	565,108
Sun Country Airlines Holdings, Inc.*	41,980	604,092

		3,673,711

Personal Care Products — 0.1%
BellRing Brands, Inc.*	15,644	418,164
Coty, Inc. (Class A Stock)*	83,383	256,820
Edgewell Personal Care Co.	37,473	638,915
elf Beauty, Inc.*	3,906	297,012
Herbalife Ltd.*	12,140	156,485
Honest Co., Inc. (The)*	14,860	38,339
Interparfums, Inc.	4,453	377,748
Lifevantage Corp.	2,457	15,135
Nature’s Sunshine Products, Inc.*	2,707	58,417
Olaplex Holdings, Inc.*	18,070	24,214
USANA Health Sciences, Inc.*	2,477	48,623

		2,329,872

Pharmaceuticals — 2.4%
Aclaris Therapeutics, Inc.*	6,720	20,227
Alumis, Inc.*	2,108	20,574
Amneal Pharmaceuticals, Inc.*	40,828	514,433
Amphastar Pharmaceuticals, Inc.*(a)	47,389	1,269,077
Amylyx Pharmaceuticals, Inc.*	2,560	30,925
ANI Pharmaceuticals, Inc.*	9,883	780,164
Arvinas, Inc.*	8,501	100,822
Atea Pharmaceuticals, Inc.*	6,270	22,384
Axsome Therapeutics, Inc.*	12,455	2,274,781
Biote Corp. (Class A Stock)*	4,170	10,842
Collegium Pharmaceutical, Inc.*	4,747	219,786
Corcept Therapeutics, Inc.*(a)	13,663	475,472
Crinetics Pharmaceuticals, Inc.*(a)	152,364	7,092,544
Edgewise Therapeutics, Inc.*	140,156	3,477,971
Elanco Animal Health, Inc.*(a)	58,673	1,327,770
EyePoint, Inc.*	1,530	27,953
Fulcrum Therapeutics, Inc.*	7,529	85,153
Harmony Biosciences Holdings, Inc.*	51,782	1,937,683
Harrow, Inc.*	976	47,824
Indivior PLC (United Kingdom)*	65,020	2,332,918
Innoviva, Inc.*	9,292	185,747
Jazz Pharmaceuticals PLC*	16,513	2,807,210
LENZ Therapeutics, Inc.*	530	8,480
Ligand Pharmaceuticals, Inc.*	2,612	493,851
Mind Medicine MindMed, Inc.*(a)	139,147	1,863,178
Organon & Co.	28,099	201,470
Pacira BioSciences, Inc.*	6,312	163,355
Perrigo Co. PLC	17,264	240,315
Phibro Animal Health Corp. (Class A Stock)	3,059	114,284
Pliant Therapeutics, Inc.*	7,400	9,028
Prestige Consumer Healthcare, Inc.*	6,955	429,054
Septerna, Inc.*(a)	113,105	3,153,367

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
SIGA Technologies, Inc.(a)	100,394	$613,407
Structure Therapeutics, Inc., ADR*	37,191	2,586,634
Supernus Pharmaceuticals, Inc.*	7,714	383,386
Tarsus Pharmaceuticals, Inc.*(a)	113,068	9,258,008
Terns Pharmaceuticals, Inc.*	9,180	370,872
Theravance Biopharma, Inc.*	5,080	95,047
Third Harmonic Bio, Inc.*^	2,350	71
Viatris, Inc.	42,758	532,337
WaVe Life Sciences Ltd.*	205,291	3,489,947

		49,068,351

Professional Services — 2.8%
Alight, Inc. (Class A Stock)	61,857	120,621
Amentum Holdings, Inc.*	28,100	814,900
Barrett Business Services, Inc.	3,609	130,682
BGSF, Inc.	1,870	8,658
BlackSky Technology, Inc.*	1,150	21,562
Booz Allen Hamilton Holding Corp.	4,982	420,282
CACI International, Inc. (Class A Stock)*	1,628	867,415
CBIZ, Inc.*	2,970	149,836
Clarivate PLC*(a)	81,478	272,137
Concentrix Corp.(a)	43,497	1,808,605
Conduent, Inc.*	21,674	41,614
CRA International, Inc.	936	187,851
CSG Systems International, Inc.	4,104	314,736
ExlService Holdings, Inc.*	20,901	887,038
Exponent, Inc.	6,330	439,682
First Advantage Corp.*(a)	197,414	2,868,425
Forrester Research, Inc.*	33,180	269,422
Franklin Covey Co.*	16,806	282,005
FTI Consulting, Inc.*	4,297	734,057
Genpact Ltd.	18,189	850,881
Huron Consulting Group, Inc.*	24,556	4,245,978
IBEX Holdings Ltd.*	2,160	82,469
ICF International, Inc.	2,130	181,689
Innodata, Inc.*	4,470	227,746
Insperity, Inc.	19,278	746,444
KBR, Inc.	71,735	2,883,747
Kelly Services, Inc. (Class A Stock)	2,711	23,857
Kforce, Inc.	48,041	1,485,428
Korn Ferry	44,141	2,914,189
Legalzoom.com, Inc.*	251,127	2,493,691
ManpowerGroup, Inc.	31,422	934,176
Mastech Digital, Inc.*	1,560	10,889
Maximus, Inc.	52,029	4,491,143
Mistras Group, Inc.*	5,322	67,323
Parsons Corp.*	83,880	5,183,784
Paylocity Holding Corp.*	3,878	591,395
Planet Labs PBC*(a)	319,484	6,300,224
RCM Technologies, Inc.*	1,540	31,485
Resources Connection, Inc.	90,730	457,279
Robert Half, Inc.	49,123	1,334,181
Science Applications International Corp.(a)	15,667	1,577,040
TaskUS, Inc. (Philippines) (Class A Stock)*	2,900	34,191
TIC Solutions, Inc.*	11,308	114,324
TriNet Group, Inc.	5,795	342,658

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Professional Services (cont’d.)
TrueBlue, Inc.*	137,768	$626,844
UL Solutions, Inc. (Class A Stock)(a)	30,101	2,373,765
Upwork, Inc.*(a)	189,860	3,763,025
Verra Mobility Corp.*	19,172	429,645
Willdan Group, Inc.*	2,210	229,089

		55,668,107

Real Estate Management & Development — 0.5%
AMREP Corp.*	520	9,776
Anywhere Real Estate, Inc.*	14,040	198,806
Compass, Inc. (Class A Stock)*	266,516	2,817,074
Cushman & Wakefield Ltd.*	116,065	1,879,092
Douglas Elliman, Inc.*	256,470	607,834
eXp World Holdings, Inc.	11,020	99,731
Five Point Holdings LLC (Class A Stock)*	9,610	53,720
Forestar Group, Inc.*	7,001	172,435
FRP Holdings, Inc.*	2,778	63,311
Howard Hughes Holdings, Inc.*	6,945	554,003
Jones Lang LaSalle, Inc.*	47	15,814
Kennedy-Wilson Holdings, Inc.	18,255	176,526
Marcus & Millichap, Inc.	28,141	767,968
Maui Land & Pineapple Co., Inc.*	1,784	30,221
Newmark Group, Inc. (Class A Stock)(a)	19,526	338,581
Opendoor Technologies, Inc.*	27,424	159,882
RE/MAX Holdings, Inc. (Class A Stock)*	3,610	27,400
RMR Group, Inc. (The) (Class A Stock) .	43,000	640,700
Seritage Growth Properties (Class A Stock)*(a)	148,600	482,950
St. Joe Co. (The)	8,093	480,481
Stratus Properties, Inc.*	1,810	43,766
Tejon Ranch Co.*	3,633	57,292

		9,677,363

Semiconductors & Semiconductor Equipment — 4.6%
Aehr Test Systems*	4,442	89,684
Allegro MicroSystems, Inc. (Japan)*	19,641	518,130
Alpha & Omega Semiconductor Ltd.*	4,197	83,143
Ambarella, Inc.*	25,469	1,804,224
Amkor Technology, Inc.	30,132	1,189,611
Amtech Systems, Inc.*	2,960	37,148
Axcelis Technologies, Inc.*(a)	34,583	2,778,398
Camtek Ltd. (Israel)*(a)	16,293	1,732,679
CEVA, Inc.*	3,921	84,380
Cirrus Logic, Inc.*	21,083	2,498,335
Cohu, Inc.*	5,870	136,595
Credo Technology Group Holding Ltd.* .	72,264	10,398,067
Diodes, Inc.*	18,593	917,379
Enphase Energy, Inc.*	8,216	263,323
Entegris, Inc.	574	48,359
Everspin Technologies, Inc.*	2,880	26,726
FormFactor, Inc.*	10,218	569,960
Ichor Holdings Ltd.*	5,191	95,670
Impinj, Inc.*(a)	30,264	5,266,239
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	19,190	67,741
inTEST Corp.*	2,310	17,256

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Kulicke & Soffa Industries, Inc. (Singapore)	7,208	$328,396
Lattice Semiconductor Corp.*(a)	119,524	8,794,576
MACOM Technology Solutions Holdings, Inc.*(a)	78,223	13,398,035
Magnachip Semiconductor Corp. (South Korea)*	8,820	22,491
MaxLinear, Inc.*	8,974	156,417
MKS, Inc.	5,685	908,463
NVE Corp.	829	49,185
Onto Innovation, Inc.*	65,287	10,306,206
PDF Solutions, Inc.*	5,049	144,048
Penguin Solutions, Inc.*	8,261	161,585
Photronics, Inc.*	131,972	4,223,104
Power Integrations, Inc.	7,684	273,089
Qorvo, Inc.*	25,477	2,153,061
Rambus, Inc.*	53,121	4,881,289
Semtech Corp.*	36,640	2,700,002
Silicon Laboratories, Inc.*	3,796	496,137
SiTime Corp.*(a)	36,457	12,876,248
SkyWater Technology, Inc.*	3,170	57,567
Skyworks Solutions, Inc.	9,588	607,975
Synaptics, Inc.*	5,609	415,178
Ultra Clean Holdings, Inc.*	5,566	140,987
Universal Display Corp.(a)	4,463	521,189
Veeco Instruments, Inc.*	6,233	178,139

		92,416,414

Software — 5.3%
8x8, Inc.*	18,460	36,366
A10 Networks, Inc.	84,458	1,494,062
ACI Worldwide, Inc.*	33,856	1,618,655
Adeia, Inc.	297,157	5,125,958
Agilysys, Inc.*	2,607	309,816
Alarm.com Holdings, Inc.*	7,004	357,344
Alkami Technology, Inc.*(a)	1,793	41,364
Amplitude, Inc. (Class A Stock)*	524,310	6,071,510
Appfolio, Inc. (Class A Stock)*	2,242	521,601
Aurora Innovation, Inc.*	40,646	156,081
AvePoint, Inc.*	18,853	261,868
BILL Holdings, Inc.*(a)	11,985	653,662
Blackbaud, Inc.*	6,093	385,809
BlackLine, Inc.*	7,380	408,040
Box, Inc. (Class A Stock)*	19,369	579,327
Braze, Inc. (Class A Stock)*	195,820	6,714,668
C3.ai, Inc. (Class A Stock)*	4,891	65,931
CCC Intelligent Solutions Holdings, Inc.*(a)	64,011	508,887
Cerence, Inc.*	3,157	33,748
Cipher Mining, Inc.*(a)	91,133	1,345,123
Cleanspark, Inc.*	4,635	46,906
Clear Secure, Inc. (Class A Stock)	10,792	378,583
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	267,000	6,440,040
Commvault Systems, Inc.*	5,323	667,291
Consensus Cloud Solutions, Inc.*	2,655	57,932
CS Disco, Inc.*	8,880	68,909
Daily Journal Corp.*	190	92,591

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Dolby Laboratories, Inc. (Class A Stock)	5,916	$379,925
Dropbox, Inc. (Class A Stock)*(a)	23,092	641,958
eGain Corp.*	6,990	71,927
Expensify, Inc. (Class A Stock)*	2,700	4,077
Five9, Inc.*	6,339	127,097
Freshworks, Inc. (Class A Stock)*	23,892	292,677
I3 Verticals, Inc. (Class A Stock)*	3,805	95,848
Intapp, Inc.*	123,605	5,663,581
InterDigital, Inc.(a)	28,070	8,936,927
Jamf Holding Corp.*	2,916	37,937
JFrog Ltd.*	176,700	11,036,682
Klaviyo, Inc. (Class A Stock)*	745	24,190
LiveRamp Holdings, Inc.*	99,552	2,923,842
Manhattan Associates, Inc.*	1,957	339,168
Mitek Systems, Inc.*	6,532	68,913
N-able, Inc.*	20,102	150,363
nCino, Inc.*	12,245	313,962
NCR Voyix Corp.*(a)	166,491	1,698,208
Netskope, Inc. (Class A Stock)*(a)	210,601	3,693,942
ON24, Inc.*	6,710	53,412
OneSpan, Inc.	5,915	75,949
Onestream, Inc.*	213,450	3,923,211
Ooma, Inc.*	4,400	51,612
PAR Technology Corp.*	4,747	172,221
Pegasystems, Inc.(a)	17,198	1,027,065
Porch Group, Inc.*	1,083	9,888
Progress Software Corp.*	6,101	262,099
Q2 Holdings, Inc.*	82,666	5,965,179
Qualys, Inc.*(a)	4,728	628,351
Rapid7, Inc.*	4,002	60,830
Red Violet, Inc.	1,630	92,828
ReposiTrak, Inc.	1,260	15,586
RingCentral, Inc. (Class A Stock)*	8,648	249,754
Riot Platforms, Inc.*	18,641	236,181
SEMrush Holdings, Inc. (Class A Stock)*	8,296	98,639
SentinelOne, Inc. (Class A Stock)*	26,951	404,265
ServiceTitan, Inc. (Class A Stock)*	62,100	6,613,650
SoundThinking, Inc.*	1,288	10,343
Sprinklr, Inc. (Class A Stock)*	17,870	139,029
SPS Commerce, Inc.*	4,228	376,842
Telos Corp.*	9,790	49,929
Teradata Corp.*	11,387	346,620
Terawulf, Inc.*(a)	84,965	976,248
UiPath, Inc. (Class A Stock)*	45,880	751,973
Vertex, Inc. (Class A Stock)*	168,632	3,367,581
Viant Technology, Inc. (Class A Stock)* .	1,990	23,960
Workiva, Inc.*	114,900	9,910,125
Xperi, Inc.*	6,610	38,735
Yext, Inc.*	15,742	126,881
Zeta Global Holdings Corp. (Class A Stock)*	10,844	220,675

		107,222,957

Specialized REITs — 0.2%
National Storage Affiliates Trust(a)	156,190	4,406,120

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail — 3.1%
1-800-Flowers.com, Inc. (Class A Stock)*(a)	5,370	$21,104
Abercrombie & Fitch Co. (Class A Stock)*	6,176	777,373
Academy Sports & Outdoors, Inc.	67,623	3,378,445
Advance Auto Parts, Inc.(a)	6,320	248,376
American Eagle Outfitters, Inc.	21,318	562,156
America’s Car-Mart, Inc.*	1,290	32,585
Arhaus, Inc.*	7,370	82,618
Arko Corp.	17,560	79,722
Asbury Automotive Group, Inc.*(a)	6,719	1,562,369
AutoNation, Inc.*	4,765	983,877
Bath & Body Works, Inc.	45,776	919,182
Boot Barn Holdings, Inc.*(a)	40,520	7,150,564
Buckle, Inc. (The)	6,902	368,705
Build-A-Bear Workshop, Inc.	2,091	128,116
Caleres, Inc.	4,109	50,007
Camping World Holdings, Inc. (Class A Stock)	8,956	87,142
CarMax, Inc.*	7,969	307,922
Carvana Co.*(a)	5,323	2,246,412
Cato Corp. (The) (Class A Stock)*(a)	4,750	14,677
Citi Trends, Inc.*	1,280	53,197
Designer Brands, Inc. (Class A Stock)	6,990	51,936
Duluth Holdings, Inc. (Class B Stock)*	4,710	9,797
Envela Corp.*	1,390	18,598
Five Below, Inc.*	3,402	640,801
Floor & Decor Holdings, Inc. (Class A Stock)*	7,640	465,200
Gap, Inc. (The)	43,931	1,124,634
Genesco, Inc.*	1,869	46,295
Group 1 Automotive, Inc.	13,460	5,293,818
Guess?, Inc.	6,461	108,222
Haverty Furniture Cos., Inc.	45,989	1,074,303
J Jill, Inc.	2,190	30,047
Lands’ End, Inc.*	4,080	59,242
Lithia Motors, Inc.	2,278	757,048
MarineMax, Inc.*	33,018	800,026
Monro, Inc.	3,133	62,785
Murphy USA, Inc.	6,912	2,789,130
National Vision Holdings, Inc.*(a)	143,760	3,711,883
OneWater Marine, Inc. (Class A Stock)*.	41,000	443,620
Penske Automotive Group, Inc.	1,147	181,559
Petco Health & Wellness Co., Inc.*	20,700	58,167
PetMed Express, Inc.*	42,110	134,752
RealReal, Inc. (The)*	102,334	1,614,831
Revolve Group, Inc.*	5,407	163,237
RH*	1,953	349,880
Sally Beauty Holdings, Inc.*	14,926	212,845
Shoe Carnival, Inc.	3,207	54,134
Signet Jewelers Ltd.	11,347	940,439
Sleep Number Corp.*	2,922	24,720
Sonic Automotive, Inc. (Class A Stock)(a)	16,031	991,678
Sportsman’s Warehouse Holdings, Inc.*	8,080	11,797
Stitch Fix, Inc. (Class A Stock)*	14,569	76,487
Tilly’s, Inc. (Class A Stock)*(a)	3,670	7,303
Upbound Group, Inc.	7,513	131,928

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Urban Outfitters, Inc.*(a)	41,360	$3,112,754
Valvoline, Inc.*(a)	256,314	7,448,485
Victoria’s Secret & Co.*	44,538	2,412,623
Warby Parker, Inc. (Class A Stock)*	284,799	6,205,770
Wayfair, Inc. (Class A Stock)*	6,091	611,597
Winmark Corp.	475	192,346
Zumiez, Inc.*	1,978	51,527

		61,530,793

Technology Hardware, Storage & Peripherals — 0.0%
AstroNova, Inc.*	2,310	19,981
Corsair Gaming, Inc.*	11,890	70,627
CPI Card Group, Inc.*	1,370	20,112
Diebold Nixdorf, Inc.*	2,760	187,376
Eastman Kodak Co.*	7,420	62,773
Turtle Beach Corp.*	2,400	33,672
Xerox Holdings Corp.	11,926	28,265

		422,806

Textiles, Apparel & Luxury Goods — 0.8%
Birkenstock Holding PLC (Germany)*	10,643	435,299
Capri Holdings Ltd.*	7,694	187,734
Carter’s, Inc.	29,988	972,511
Columbia Sportswear Co.	19,894	1,095,960
Crocs, Inc.*(a)	6,537	559,044
Culp, Inc.*	3,200	11,392
Deckers Outdoor Corp.*	2,331	241,655
Figs, Inc. (Class A Stock)*	21,990	249,806
G-III Apparel Group Ltd.	30,807	892,171
Gildan Activewear, Inc. (Canada)	216	13,491
Kontoor Brands, Inc.(a)	40,933	2,500,597
Lakeland Industries, Inc.(a)	1,620	14,321
Levi Strauss & Co. (Class A Stock)	11,110	230,421
Movado Group, Inc.	2,670	55,055
Oxford Industries, Inc.(a)	26,796	916,423
PVH Corp.(a)	15,779	1,057,509
Rocky Brands, Inc.	1,118	32,791
Steven Madden Ltd.(a)	133,167	5,545,074
Superior Group of Cos., Inc.	3,400	32,912
Under Armour, Inc. (Class A Stock)*(a) .	19,955	99,176
Under Armour, Inc. (Class C Stock)*	21,627	103,810
Unifi, Inc.*	4,140	14,490
Vera Bradley, Inc.*	6,450	15,609
VF Corp.	39,823	720,000
Wolverine World Wide, Inc.	7,440	135,036

		16,132,287

Tobacco — 0.2%
Turning Point Brands, Inc.	38,808	4,206,787
Universal Corp.	3,506	184,942

		4,391,729

Trading Companies & Distributors — 1.6%
Air Lease Corp.	16,082	1,032,947
Alta Equipment Group, Inc.	5,890	27,094
Applied Industrial Technologies, Inc.	29,466	7,565,985
BlueLinx Holdings, Inc.*	1,136	69,785
Boise Cascade Co.	5,258	386,989

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Core & Main, Inc. (Class A Stock)*	9,828	$510,761
Custom Truck One Source, Inc.*	13,280	76,493
Distribution Solutions Group, Inc.*	4,397	120,434
DNOW, Inc.*	107,833	1,428,787
DXP Enterprises, Inc.*	2,565	281,611
EVI Industries, Inc.	1,480	36,467
FTAI Aviation Ltd.	22,424	4,414,165
GATX Corp.(a)	5,004	848,679
Global Industrial Co.	27,156	793,498
Herc Holdings, Inc.	9,415	1,396,998
Hudson Technologies, Inc.*	4,419	30,270
Karat Packaging, Inc.	1,920	43,334
McGrath RentCorp	7,355	771,760
MSC Industrial Direct Co., Inc. (Class A Stock)	20,922	1,759,540
NPK International, Inc.*	12,265	146,199
Rush Enterprises, Inc. (Class A Stock)(a)	33,366	1,799,762
Rush Enterprises, Inc. (Class B Stock)	2,738	154,040
SiteOne Landscape Supply, Inc.*(a)	18,743	2,334,628
Titan Machinery, Inc.*	66,078	993,813
Transcat, Inc.*	1,277	72,444
WESCO International, Inc.(a)	4,330	1,059,291
Willis Lease Finance Corp.	960	130,214
Xometry, Inc. (Class A Stock)*	55,173	3,281,138

		31,567,126

Water Utilities — 0.2%
American States Water Co.	4,982	361,095
Artesian Resources Corp. (Class A Stock)	11,562	365,475
California Water Service Group	7,526	326,102
Consolidated Water Co., Ltd.	2,029	71,603
Essential Utilities, Inc.	16,739	642,108
Global Water Resources, Inc.	1,480	12,506
H2O America	30,685	1,503,258
Middlesex Water Co.	2,150	108,403
Pure Cycle Corp.*	3,942	43,323
York Water Co. (The)	1,791	57,025

		3,490,898

Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc.	2,601	139,466
Gogo, Inc.*	13,660	63,656
Shenandoah Telecommunications Co.	7,601	87,867
Telephone & Data Systems, Inc.	15,140	620,740

		911,729

TOTAL COMMON STOCKS (cost $1,791,316,385)		1,922,741,376

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 2000 ETF	146,910	36,163,365
iShares Russell 2000 Growth ETF	18,260	5,898,163
iShares Russell 2000 Value ETF	33,272	6,029,219
Vanguard Small-Cap Growth ETF	21,389	6,461,831

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Small-Cap Value ETF	32,961	$6,980,810

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $52,877,285)		61,533,388

	Units
WARRANTS* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27^	14	—

(cost $0)

TOTAL LONG-TERM INVESTMENTS—98.7% (cost $1,844,193,670)		1,984,274,764

	Shares
SHORT-TERM INVESTMENTS—23.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	20,493,923	20,493,923
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $457,235,271; includes $455,698,811 of cash collateral for securities on loan)(b)(wb)	457,513,830	457,239,322

TOTAL SHORT-TERM INVESTMENTS (cost $477,729,194)		477,733,245

TOTAL INVESTMENTS-122.5% (cost $2,321,922,864)		2,462,008,009
Liabilities in excess of other assets — (22.5)%		(452,356,857)

NET ASSETS — 100.0%		$2,009,651,152

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,398 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $440,664,403; cash collateral of $455,698,811 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$60,082,669	$—	$—
Air Freight & Logistics	1,128,009	—	—
Automobile Components	19,521,466	—	—
Automobiles	6,631,765	—	—
Banks	167,743,700	—	—
Beverages	4,359,682	—	—
Biotechnology	131,903,033	—	12,327

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Broadline Retail	$13,469,040	$—	$—
Building Products	31,251,285	—	—
Capital Markets	68,795,928	—	—
Chemicals	24,334,651	—	—
Commercial Services & Supplies	36,444,207	—	—
Communications Equipment	7,928,263	—	—
Construction & Engineering	59,036,070	—	—
Construction Materials	4,857,596	—	—
Consumer Finance	21,937,088	—	—
Consumer Staples Distribution & Retail	21,751,283	—	—
Containers & Packaging	7,197,859	—	—
Distributors	1,103,504	—	—
Diversified Consumer Services	29,303,974	—	—
Diversified REITs	2,477,949	—	—
Diversified Telecommunication Services	2,228,918	—	—
Electric Utilities	8,536,315	—	—
Electrical Equipment	40,440,502	—	—
Electronic Equipment, Instruments & Components	62,000,031	—	—
Energy Equipment & Services	40,850,760	—	—
Entertainment	1,745,809	—	—
Financial Services	51,288,115	—	—
Food Products	12,477,432	—	—
Gas Utilities	10,963,235	—	—
Ground Transportation	10,869,870	—	—
Health Care Equipment & Supplies	38,467,380	—	—
Health Care Providers & Services	50,722,872	—	—
Health Care REITs	965,639	—	—
Health Care Technology	1,538,916	—	—
Hotel & Resort REITs	3,347,780	—	—
Hotels, Restaurants & Leisure	57,592,666	—	—
Household Durables	22,300,659	—	—
Household Products	3,906,612	—	—
Independent Power & Renewable Electricity Producers	3,906,160	—	—
Industrial REITs	1,991,507	—	—
Insurance	59,154,902	—	—
Interactive Media & Services	6,522,811	—	—
IT Services	7,270,463	—	—
Leisure Products	11,591,895	—	—
Life Sciences Tools & Services	20,072,148	—	—
Machinery	94,675,550	—	—
Marine Transportation	5,134,927	—	—
Media	14,872,851	—	—
Metals & Mining	21,784,571	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,713,292	—	—
Multi-Utilities	6,525,481	—	—
Office REITs	3,995,650	—	—
Oil, Gas & Consumable Fuels	73,319,191	—	—
Paper & Forest Products	1,784,855	—	—
Passenger Airlines	3,673,711	—	—
Personal Care Products	2,329,872	—	—
Pharmaceuticals	49,068,280	—	71
Professional Services	55,668,107	—	—
Real Estate Management & Development	9,677,363	—	—
Semiconductors & Semiconductor Equipment	92,416,414	—	—
Software	107,222,957	—	—
Specialized REITs	4,406,120	—	—
Specialty Retail	61,530,793	—	—
Technology Hardware, Storage & Peripherals	422,806	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$16,132,287	$—	$—
Tobacco	4,391,729	—	—
Trading Companies & Distributors	31,567,126	—	—
Water Utilities	3,490,898	—	—
Wireless Telecommunication Services	911,729	—	—
Unaffiliated Exchange-Traded Funds	61,533,388	—	—
Warrants
Pharmaceuticals	—	—	—	**
Short-Term Investments
Affiliated Mutual Funds	477,733,245	—	—

Total	$2,461,995,611	$—	$12,398

** Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (22.7% represents investments purchased with collateral from securities on loan)	23.8%
Banks	8.3
Biotechnology	6.6
Software	5.3
Machinery	4.7
Semiconductors & Semiconductor Equipment	4.6
Oil, Gas & Consumable Fuels	3.7
Capital Markets	3.4
Electronic Equipment, Instruments & Components	3.1
Specialty Retail	3.1
Unaffiliated Exchange-Traded Funds	3.0
Aerospace & Defense	3.0
Insurance	2.9
Construction & Engineering	2.9
Hotels, Restaurants & Leisure	2.9
Professional Services	2.8
Financial Services	2.6
Health Care Providers & Services	2.5
Pharmaceuticals	2.4
Energy Equipment & Services	2.0
Electrical Equipment	2.0
Health Care Equipment & Supplies	1.9
Commercial Services & Supplies	1.8
Trading Companies & Distributors	1.6
Building Products	1.6
Diversified Consumer Services	1.5
Chemicals	1.2
Household Durables	1.1
Consumer Finance	1.1
Metals & Mining	1.1
Consumer Staples Distribution & Retail	1.1
Life Sciences Tools & Services	1.0
Automobile Components	1.0
Textiles, Apparel & Luxury Goods	0.8
Media	0.7

Broadline Retail	0.7%
Food Products	0.6
Leisure Products	0.6
Gas Utilities	0.5
Ground Transportation	0.5
Real Estate Management & Development	0.5
Electric Utilities	0.4
Communications Equipment	0.4
IT Services	0.4
Containers & Packaging	0.4
Automobiles	0.3
Multi-Utilities	0.3
Interactive Media & Services	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Marine Transportation	0.3
Construction Materials	0.2
Specialized REITs	0.2
Tobacco	0.2
Beverages	0.2
Office REITs	0.2
Household Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Passenger Airlines	0.2
Water Utilities	0.2
Hotel & Resort REITs	0.2
Diversified REITs	0.1
Personal Care Products	0.1
Diversified Telecommunication Services	0.1
Industrial REITs	0.1
Paper & Forest Products	0.1
Entertainment	0.1
Health Care Technology	0.1
Air Freight & Logistics	0.1
Distributors	0.1
Health Care REITs	0.0	*
Wireless Telecommunication Services	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Technology Hardware, Storage & Peripherals	0.0 *%

122.5
Liabilities in excess of other assets	(22.5)

100.0%

*  Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$440,664,403	$(440,664,403)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $440,664,403:
Unaffiliated investments (cost $1,844,193,670) .	$1,984,274,764
Affiliated investments (cost $477,729,194)	477,733,245
Cash	11,936
Receivable for investments sold	5,684,780
Dividends receivable	1,197,944
Tax reclaim receivable	79,350
Receivable for Portfolio shares sold	76,403
Prepaid expenses	22,470

Total Assets	2,469,080,892

LIABILITIES
Payable to broker for collateral for securities on loan	455,698,811
Accrued expenses and other liabilities	1,806,376
Management fee payable.	1,204,006
Payable for Portfolio shares purchased	307,775
Payable for investments purchased	275,645
Distribution fee payable	84,324
Payable to affiliate	50,654
Trustees’ fees payable	1,671
Affiliated transfer agent fee payable	478

Total Liabilities	459,429,740

NET ASSETS	$2,009,651,152

Net assets were comprised of:
Partners’ Equity	$2,009,651,152

Net asset value and redemption price per share, $2,009,651,152 / 23,341,059 outstanding shares of beneficial interest	$86.10

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $59,555 foreign withholding tax, of which $219 is reimbursable by an affiliate)	$22,987,593
Affiliated dividend income	1,459,793
Income from securities lending, net (including affiliated income of $763,498)	889,741

Total income	25,337,127

EXPENSES
Management fee	14,059,869
Distribution fee	5,003,512
Custodian and accounting fees	281,764
Professional fees	54,383
Audit fee.	50,642
Trustees’ fees	41,376
Shareholders’ reports	16,802
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	9,945
Miscellaneous	87,912

Total expenses	19,606,205
Less: Fee waiver and/or expense reimbursement	(200,140)

Net expenses	19,406,065

NET INVESTMENT INCOME (LOSS)	5,931,062

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,169))	89,345,295
Foreign currency transactions	(123)

89,345,172

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,227)	43,518,576
Foreign currencies	1,164

43,519,740

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	132,864,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,795,974

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,931,062	$(4,569,306)
Net realized gain (loss) on investment and foreign currency transactions	89,345,172	282,426,914
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,519,740	(180,659,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	138,795,974	97,198,175

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,046,728 and 1,913,456 shares, respectively]	78,912,780	154,505,819
Portfolio shares issued in merger [0 and 13,572,297 shares, respectively]	—	1,144,280,376
Portfolio shares purchased [5,012,642 and 4,511,996 shares, respectively]	(396,885,576)	(347,081,602)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(317,972,796)	951,704,593

TOTAL INCREASE (DECREASE)	(179,176,822)	1,048,902,768
NET ASSETS:
Beginning of year	2,188,827,974	1,139,925,206

End of year	$2,009,651,152	$2,188,827,974

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$80.16	$69.79	$59.60	$82.29	$78.72

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24	(0.29)	(0.21)	(0.23)	(0.54)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.70	10.66	10.40	(22.46)	4.11

Total from investment operations	5.94	10.37	10.19	(22.69)	3.57

Net Asset Value, end of year	$86.10	$80.16	$69.79	$59.60	$82.29

Total Return(b)	7.41%	14.86%	17.10%	(27.57)%	4.54%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,010	$2,189	$1,140	$1,054	$934
Average net assets (in millions)	$2,001	$1,179	$1,091	$821	$1,004
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97%	0.99%	0.98%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.98%	1.00%	1.00%	1.01%	0.99%
Net investment income (loss)	0.30%	(0.39)%	(0.33)%	(0.36)%	(0.65)%
Portfolio turnover rate(d)	62%	173%	92%	88%	44%

(a)	Calculated based on average shares outstanding during the year.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.

(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2025 consisted of 33 separate portfolios. The information presented in these financial statements pertains only to the 5 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective
AST International Equity Portfolio (“International Equity”)	Long-term growth of capital.
AST Large-Cap Equity Portfolio (“Large-Cap Equity”) formerly known as AST Large-Cap Core Portfolio	Long-term capital appreciation.
AST Large-Cap Growth Portfolio (“Large-Cap Growth”)	Long-term growth of capital.
AST Large-Cap Value Portfolio (“Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.
AST Small-Cap Equity Portfolio (“Small-Cap Equity”)	Long-term capital growth.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and

B1

Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/orAST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches,

B2

including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from

B3

counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B4

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Portfolios held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Portfolios until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B5

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
International Equity	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan; Massachusetts Financial Services Company (“MFS”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Effective January 11, 2025, Putnam Investment Management, LLC (“Putnam”); Prior to January 11, 2025, LSV Asset Management
Large-Cap Equity	J.P. Morgan; PGIM Quantitative Solutions; Effective January 25, 2025, ClearBridge Investments, LLC (“ClearBridge”); Dimensional Fund Advisors LP (“Dimensional”); Prior to January 25, 2025, MFS
Large-Cap Growth	ClearBridge; Jennison; J.P. Morgan; Putnam; T. Rowe Price Associates, Inc.
Large-Cap Value	ClearBridge; Dimensional; Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”); J.P. Morgan; Putnam
Small-Cap Equity	Boston Partners Global Investors, Inc.; Dimensional; Driehaus Capital Management LLC; Hotchkis and Wiley; TimesSquare Capital Management LLC

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
International Equity(1)	0.7025% first $3.25 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.70%	0.69%
Large-Cap Equity(2)	0.5625% first $750 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.56%	0.56%

Large-Cap Growth	0.5975% first $10 billion; 0.5925% in excess of $10 billion	0.60%	0.60%

B6

Large-Cap Value	0.5425% first $6 billion;	0.54%	0.53%
	0.5125% on next $ 4 billion;
	0.4925% in excess of $ 10 billion
Small-Cap Equity	0.7025% first $6 billion;	0.70%	0.69%
	0.6625% on next $ 4 billion:
	0.6425% in excess of $ 10 billion

Portfolio	Fee Waivers and/or Expense Limitations
International Equity

contractually limit expenses to 1.03%

through January 10, 2025;

effective December 11, 2024,

voluntarily waive 0.03%

through January 10, 2025;

effective January 11, 2025,

contractually waive 0.01%

through June 30, 2026

Large-Cap Equity	contractually waive 0.015% through January 24, 2025; contractually limit expenses to 0.86% through January 24, 2025
Large-Cap Value	contractually waive 0.01% through June 30, 2026
Small-Cap Equity	contractually waive 0.01% through June 30, 2026

(1)

Prior to January 11, 2025, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion.

(2)

Prior to January 25, 2025, the contractual management fee rate was as follows: 0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
International Equity	$1,645
Large-Cap Equity	28,696
Large-Cap Growth	20,674
Large-Cap Value	13,920
Small-Cap Equity	50,365

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B7

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the year ended December 31, 2025, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large-Cap Equity	$53,999	$—	$—

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
International Equity	$471,901
Large-Cap Growth	9,883

B8

Portfolio	2025 Payments
Large-Cap Value	$42,039
Small-Cap Equity	219

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
International Equity	$835,518
Large-Cap Equity	8,580
Large-Cap Growth	3,499
Large-Cap Value	91,452

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
International Equity	$1,245,269,553	$1,411,107,878
Large-Cap Equity	1,210,950,957	1,334,639,190
Large-Cap Growth	2,382,500,157	4,038,931,725
Large-Cap Value	1,681,980,724	2,265,146,461
Small-Cap Equity	1,230,606,075	1,515,489,129

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

International Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$10,561,262	$308,654,464	$298,993,953	$—	$—	$20,221,773	20,221,773	$753,410		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
14,452,120	397,695,908	383,077,591	—	3,887	29,074,324	29,091,780	92,627	(1)	—
$25,013,382	$706,350,372	$682,071,544	$—	$3,887	$49,296,097		$846,037		$—

Large-Cap Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$2,203,505	$432,148,623	$413,882,292	$—	$—	$20,469,836	20,469,836	$914,644		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
4,023,661	1,015,600,318	976,582,002	—	2,033	43,044,010	43,069,852	69,244	(1)	—
$6,227,166	$1,447,748,941	$1,390,464,294	$—	$2,033	$63,513,846		$983,888		$—

B9

Large-Cap Growth

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$47,446,106	$1,090,885,717	$1,066,139,391	$ —	$—	$72,192,432	72,192,432	$2,028,112		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
281,726,950	4,382,137,719	4,468,317,730	—	(6,547)	195,540,392	195,657,787	289,807	(1)	—
$329,173,056	$5,473,023,436	$5,534,457,121	$ —	$(6,547)	$267,732,824		$2,317,919		$—

Large-Cap Value

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$74,740,457	$755,892,933	$777,906,642	$ —	$—	$52,726,748	52,726,748	$2,295,773		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
235,667,178	3,874,099,233	3,736,530,930	4,325	(24,122)	373,215,684	373,439,748	456,536	(1)	—
$310,407,635	$4,629,992,166	$4,514,437,572	$4,325	$(24,122)	$425,942,432		$2,752,309		$—

Small-Cap Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$57,793,382	$572,599,023	$609,898,482	$—	$—	$20,493,923	20,493,923	$1,459,793		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
154,007,447	1,966,420,235	1,663,192,418	6,227	(2,169)	457,239,322	457,513,830	763,498	(1)	—
$211,800,829	$2,539,019,258	$2,273,090,900	$6,227	$(2,169)	$477,733,245		$2,223,291		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

B10

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios indicated below utilized the SCA during the year ended December 31, 2025. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2025
International Equity	$2,289,345	5.46%	29	$14,524,000	$—
Large-Cap Equity	752,833	5.44	24	7,157,000	—
Large-Cap Growth	723,500	5.36	26	4,260,000	—
Large-Cap Value	2,245,417	5.31	12	16,334,000	—
Small-Cap Equity	1,053,143	5.42	21	3,766,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2025, all Portfolios offer only a single share class to investors.

As of December 31, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
International Equity	32,933,835	71.0%
Large-Cap Equity	32,582,650	74.8
Large-Cap Growth	56,431,967	77.3
Large-Cap Value	48,163,759	74.6
Small-Cap Equity	17,675,040	75.7

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

B11

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
International Equity	2	69.6%
Large-Cap Equity	3	74.8
Large-Cap Growth	3	69.2
Large-Cap Value	3	64.0
Small-Cap Equity	3	65.6
Unaffiliated:
International Equity	1	29.0
Large-Cap Equity	1	25.2
Large-Cap Growth	1	22.4
Large-Cap Value	1	25.3
Small-Cap Equity	1	24.3

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	International Equity	Large- Cap Equity	Large- Cap Growth	Large- Cap Value	Small- Cap Equity
Asset Transfer Program	X	X	X	X	X
Blend Style	–	X	–	–	X
Currency	X	–	–	–	X
Derivatives	X	X	–	–	X
Emerging Markets	X	–	–	–	–
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	X	X	X
Expense	X	X	X	X	X
Focus	X	X	X	X	–
Foreign Investment	X	–	X	X	X
Growth	–	X	X	–	–
Investment Style	X	X	X	X	X
Large Company	–	X	X	X	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Mid-Sized Company	–	X	–	X	–
Participation Notes (P-Notes)	X	–	–	–	–
Portfolio Turnover	X	–	–	–	–
Quantitative Model	–	X	–	–	–
Real Estate	X	–	–	–	–
Redemption	X	X	X	X	X
Regulatory	X	X	X	X	X
Small Sized Company	–	–	–	–	X
Technology Sector	–	–	X	–	–
Valuation	–	–	–	X	–
Value Style	–	X	–	X	–

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas

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may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some

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emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Growth Risk: Because the Portfolio normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

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Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers, adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

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Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Technology Sector Risk: The value of Portfolio shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a portfolio that does not concentrate in companies in the technology sector.

Valuation Risk: Due to the nature of the Portfolio’s investments and the market environment, a portion of the Portfolio’s assets may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. The Portfolio’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. No assurance can be given that such prices accurately reflect the price the Portfolio would receive upon sale of a security.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”) (the “Merged Portfolio”) for shares of Large-Cap Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Mid-Cap Growth	$1,798,082,711	$1,748,996,209

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Mid-Cap Growth		107,260,990
Acquiring Portfolio	Shares	Value
Large-Cap Growth	19,204,772	$1,870,352,791

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Mid-Cap Growth	$49,086,502	$1,870,352,791

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Acquiring Portfolio	Net Assets
Large-Cap Growth	$6,990,342,921

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Growth	$(23,577,136)	$1,807,605,559	$1,784,028,423

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment loss from the Merged Portfolio pre-merger as follows: Mid-Cap Growth $(3,806,658).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Mid-Cap Growth $171,149,617.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Mid-Cap Value Portfolio (“Mid-Cap Value”) (the “Merged Portfolio”) for shares of Large-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Mid-Cap Value	$602,015,309	$601,223,545

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Mid-Cap Value		11,202,807
Acquiring Portfolio	Shares	Value
Large-Cap Value	11,472,553	$623,074,380

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Mid-Cap Value	$791,764	$623,074,380
Acquiring Portfolio		Net Assets
Large-Cap Value		$3,576,451,162

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of

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operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Value	$60,499,283	$313,493,601	$373,992,884

a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Mid-Cap Value $5,516,937.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Mid-Cap Value $87,818,221.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Small-Cap Value Portfolio (“Small-Cap Value”) (the “Merged Portfolio”) for shares of Small-Cap Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Small-Cap Value	$1,180,276,623	$1,044,426,587

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Small-Cap Value		26,378,489
Acquiring Portfolio	Shares	Value
Small-Cap Equity	13,572,297	$1,144,280,376

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Small-Cap Value	$135,850,036	$1,144,280,376
Acquiring Portfolio		Net Assets
Small-Cap Equity		$1,185,300,065

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of

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operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Small-Cap Equity	$3,741,792	$226,787,852	$230,529,644

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Small-Cap Value $8,311,098.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Small-Cap Value $125,020,371.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”) (the “Merged Portfolio”) for shares of International Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on December 11, 2024 and the reorganization took place at the close of business on January 10, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Emerging Markets Equity	$186,968,823	$191,769,718

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 10, 2025:

Merged Portfolio		Shares
Emerging Markets Equity		21,393,206
Acquiring Portfolio	Shares	Value
International Equity	7,466,229	$199,348,312

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Emerging Markets Equity	$(4,800,895)	$199,348,312
Acquiring Portfolio		Net Assets
International Equity		$1,226,314,011

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of

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operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
International Equity	$29,882,210	$398,741,324	$428,623,534

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Emerging Markets Equity $84,323.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: Emerging Markets Equity $(2,808,276).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 10, 2025.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”), AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”), AST MFS Global Equity Portfolio (“MFS Global Equity”), and AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”) (the “Merged Portfolios”) for shares of Large-Cap Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on December 11, 2024 and the reorganization took place at the close of business on January 24, 2025.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
ClearBridge Dividend Growth	$252,615,492	$222,176,319
Cohen & Steers Realty	439,148,181	427,733,371
MFS Global Equity	532,682,344	495,972,857
T. Rowe Price Natural Resources	191,670,711	185,168,523

The purpose of the transaction was to combine five portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 24, 2025:

Merged Portfolios		Shares
ClearBridge Dividend Growth		7,368,777
Cohen & Steers Realty		26,133,545
MFS Global Equity		17,670,987
T. Rowe Price Natural Resources		6,353,110
Acquiring Portfolio	Shares	Value
Large-Cap Equity	38,074,184	$1,539,719,990

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

B20

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets
ClearBridge Dividend Growth	$30,439,173	$274,714,636
Cohen & Steers Realty	11,414,810	475,954,581
MFS Global Equity	36,709,487	578,516,315
T. Rowe Price Natural Resources	6,502,188	210,534,458
Acquiring Portfolio		Net Assets
Large-Cap Equity		$460,980,639

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Equity	$8,218,661	$246,419,192	$254,637,853

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income (loss) from the Merged Portfolio pre-merger as follows: ClearBridge Dividend Growth $73,693, Cohen & Steers Realty $25,003, MFS Global Equity $(44,723), and T. Rowe Price Natural Resources $(9,122).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: ClearBridge Dividend Growth $9,572,571, Cohen & Steers Realty $7,731,389, MFS Global Equity $17,349,384, and T. Rowe Price Natural Resources $17,090,536.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since January 24, 2025.

11. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Portfolios adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) -Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

B21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST International Equity Portfolio, AST Large-Cap Equity Portfolio, AST Large-Cap Growth Portfolio, AST Large-Cap Value Portfolio and AST Small-Cap Equity Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST International Equity Portfolio, AST Large-Cap Equity Portfolio, AST Large-Cap Growth Portfolio, AST Large-Cap Value Portfolio and AST Small-Cap Equity Portfolio (five of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 18, 2026

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Bond Portfolio 2034

AST Bond Portfolio 2035

AST Bond Portfolio 2036

AST Core Fixed Income Portfolio

AST Government Money Market Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Quantitative Modeling Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Bond Portfolio 2026	A3
	AST Bond Portfolio 2027	A8
	AST Bond Portfolio 2028	A13
	AST Bond Portfolio 2029	A18
	AST Bond Portfolio 2030	A23
	AST Bond Portfolio 2031	A28
	AST Bond Portfolio 2032	A33
	AST Bond Portfolio 2033	A38
	AST Bond Portfolio 2034	A43
	AST Bond Portfolio 2035	A48
	AST Bond Portfolio 2036	A53
	AST Core Fixed Income Portfolio	A58
	AST Government Money Market Portfolio	A118
	AST Investment Grade Bond Portfolio	A124
	AST Multi-Sector Fixed Income Portfolio	A144
	AST Quantitative Modeling Portfolio	A168

Section B	Notes to Financial Statements
Section C	Report of Independent Registered Public Accounting Firm

∎	APPENDIX A

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	US Dollar

ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AID — Agency for International Development

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

CBOE — Chicago Board Options Exchange

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

COP — Certificates of Participation

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FFCSB — Federal Farm Credit System Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MLC — Merrill Lynch Capital Services, Inc.

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co. International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.6%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	2,703,664	$30,281,039

(cost $26,918,674)

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $796,184)	796,184	796,184

TOTAL INVESTMENTS—98.1% (cost $27,714,858)(wa)		31,077,223
Other assets in excess of liabilities(z) — 1.9%		597,641

NET ASSETS — 100.0%		$31,674,864

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
28	3 Month CME SOFR	Sep. 2026	$6,768,300	$(1,264)
32	2 Year U.S. Treasury Notes	Mar. 2026	6,681,250	1,194

				(70)

Short Positions:
77	5 Year U.S. Treasury Notes	Mar. 2026	8,416,461	30,870
31	10 Year U.S. Treasury Notes	Mar. 2026	3,485,563	23,862
25	10 Year U.S. Ultra Treasury Notes	Mar. 2026	2,875,391	8,254
35	20 Year U.S. Treasury Bonds	Mar. 2026	4,045,781	32,045
20	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	2,360,000	38,422

				133,453

				$133,383

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$611,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$30,281,039	$—	$—
Short-Term Investment
Affiliated Mutual Fund	796,184	—	—

Total	$31,077,223	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$134,647	$—	$—

Liabilities
Futures Contracts	$(1,264)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.6%
Short-Term	2.5

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$134,647	*	Due from/to broker-variation margin futures	$1,264	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(384,069)

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(48,027)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$20,108,235
Futures Contracts - Short Positions (1)	21,304,774

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $27,714,858)	$31,077,223
Deposit with broker for centrally cleared/exchange-traded derivatives	611,000
Due from broker-variation margin futures	31,514
Receivable for Portfolio shares sold	15,942
Due from Manager	4,378
Prepaid expenses	1,047

Total Assets	31,741,104

LIABILITIES
Audit fee payable	30,675
Payable for investments purchased	15,072
Custodian and accounting fees payable	10,691
Fund data services payable	3,224
Professional fees payable	2,412
Accrued expenses and other liabilities	1,989
Distribution fee payable	1,302
Affiliated transfer agent fee payable	478
Trustees’ fees payable	320
Payable for Portfolio shares purchased	77

Total Liabilities	66,240

NET ASSETS	$31,674,864

Net assets were comprised of:
Partners’ Equity	$31,674,864

Net asset value and redemption price per share, $31,674,864 / 2,483,149 outstanding shares of beneficial interest	$12.76

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$39,340
Interest income	22,420

Total income	61,760

EXPENSES
Management fee	155,350
Distribution fee	82,701
Custodian and accounting fees	42,314
Professional fees	40,891
Audit fee	30,674
Fund data services	16,510
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,342
Trustees’ fees	8,391
Shareholders’ reports	8,328
Miscellaneous	13,669

Total expenses	409,170
Less: Fee waiver and/or expense reimbursement	(108,139)

Net expenses	301,031

NET INVESTMENT INCOME (LOSS)	(239,271)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $347,625)	347,766
Futures transactions	(384,069)

(36,303)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,070,831
Futures	(48,027)

2,022,804

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,986,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,747,230

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(239,271)	$(139,858)
Net realized gain (loss) on investment transactions.	(36,303)	61,230
Net change in unrealized appreciation (depreciation) on investments	2,022,804	963,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,747,230	884,731

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,711,933 and 506,336 shares, respectively]	33,346,237	6,000,036
Portfolio shares purchased [1,916,447 and 869,452 shares, respectively]	(23,882,185)	(10,215,954)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	9,464,052	(4,215,918)

TOTAL INCREASE (DECREASE)	11,211,282	(3,331,187)
NET ASSETS:
Beginning of year	20,463,582	23,794,769

End of year	$31,674,864	$20,463,582

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2026 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$12.13	$11.60	$10.95	$12.26	$12.75

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.09)	(0.08)	(0.07)	— (b)	0.16
Net realized and unrealized gain (loss) on investment transactions	0.72	0.61	0.72	(1.31)	(0.65)

Total from investment operations	0.63	0.53	0.65	(1.31)	(0.49)

Net Asset Value, end of year	$12.76	$12.13	$11.60	$10.95	$12.26

Total Return(c)	5.19%	4.57%	5.94%	(10.69)%	(3.84)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$32	$20	$24	$27	$30
Average net assets (in millions)	$33	$21	$25	$29	$39
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.92%	0.93%
Expenses before waivers and/or expense reimbursement	1.24%	1.48%	1.31%	1.21%	1.18%
Net investment income (loss)	(0.72)%	(0.66)%	(0.59)%	0.03%	1.25%
Portfolio turnover rate(e)	65%	25%	42%	47%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.3%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	3,061,174	$34,285,150

(cost $30,091,058)

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $913,874)	913,874	913,874

TOTAL INVESTMENTS—97.8% (cost $31,004,932)(wa)		35,199,024
Other assets in excess of liabilities(z) — 2.2%		787,127

NET ASSETS — 100.0%		$35,986,151

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
145	2 Year U.S. Treasury Notes	Mar. 2026	$30,274,414	$8,003

Short Positions:
81	5 Year U.S. Treasury Notes	Mar. 2026	8,853,680	32,598
36	10 Year U.S. Treasury Notes	Mar. 2026	4,047,750	27,364
28	10 Year U.S. Ultra Treasury Notes	Mar. 2026	3,220,438	9,492
39	20 Year U.S. Treasury Bonds	Mar. 2026	4,508,156	35,001
24	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	2,832,000	45,752

				150,207

				$158,210

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$807,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$34,285,150	$—	$—
Short-Term Investment
Affiliated Mutual Fund	913,874	—	—

Total	$35,199,024	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$158,210	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.3%
Short-Term	2.5

97.8
Other assets in excess of liabilities	2.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$158,210	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(56,517)

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(172,113)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$36,512,842
Futures Contracts - Short Positions (1)	28,999,769

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2027 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $31,004,932)	$35,199,024
Deposit with broker for centrally cleared/exchange-traded derivatives	807,000
Due from broker-variation margin futures	29,391
Receivable for investments sold	1,786
Due from Manager	720
Prepaid expenses	1,049

Total Assets	36,038,970

LIABILITIES
Audit fee payable	30,675
Custodian and accounting fees payable	10,669
Fund data services payable	3,224
Accrued expenses and other liabilities	2,233
Payable for Portfolio shares purchased	1,880
Professional fees payable	1,860
Distribution fee payable	1,481
Affiliated transfer agent fee payable	478
Trustees’ fees payable	319

Total Liabilities	52,819

NET ASSETS	$35,986,151

Net assets were comprised of:
Partners’ Equity	$35,986,151

Net asset value and redemption price per share, $35,986,151 / 2,948,132 outstanding shares of beneficial interest	$12.21

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$42,068
Interest income	32,413

Total income	74,481

EXPENSES
Management fee	187,964
Distribution fee	100,063
Custodian and accounting fees	42,297
Professional fees	38,995
Audit fee	30,674
Fund data services	16,510
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Trustees’ fees	8,469
Shareholders’ reports	8,181
Miscellaneous	12,984

Total expenses	456,478
Less: Fee waiver and/or expense reimbursement	(92,247)

Net expenses	364,231

NET INVESTMENT INCOME (LOSS)	(289,750)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	663,338
Futures transactions	(56,517)

606,821

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,190,224
Futures	(172,113)

2,018,111

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,624,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,335,182

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(289,750)	$(304,304)
Net realized gain (loss) on investment transactions.	606,821	186,990
Net change in unrealized appreciation (depreciation) on investments	2,018,111	1,757,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,335,182	1,640,492

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [313,667 and 258,186 shares, respectively]	3,668,807	2,913,112
Portfolio shares purchased [929,759 and 1,070,768 shares, respectively]	(11,065,943)	(12,096,389)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(7,397,136)	(9,183,277)

TOTAL INCREASE (DECREASE)	(5,061,954)	(7,542,785)
NET ASSETS:
Beginning of year	41,048,105	48,590,890

End of year	$35,986,151	$41,048,105

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2027 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.52	$11.10	$10.52	$12.05	$12.63

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.09)	(0.08)	(0.07)	(0.03)	0.10
Net realized and unrealized gain (loss) on investment transactions	0.78	0.50	0.65	(1.50)	(0.68)

Total from investment operations	0.69	0.42	0.58	(1.53)	(0.58)

Net Asset Value, end of year	$12.21	$11.52	$11.10	$10.52	$12.05

Total Return(b)	5.99%	3.78%	5.51%	(12.70)%	(4.59)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$36	$41	$49	$52	$48
Average net assets (in millions)	$40	$45	$50	$54	$56
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.92%	0.93%
Expenses before waivers and/or expense reimbursement	1.14%	1.06%	1.02%	0.98%	1.04%
Net investment income (loss)	(0.72)%	(0.67)%	(0.62)%	(0.26)%	0.79%
Portfolio turnover rate(d)	9%	5%	15%	40%	40%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.8%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	5,120,468	$57,349,238

(cost $51,148,409)

SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,635,489)	1,635,489	1,635,489

TOTAL INVESTMENTS—98.5% (cost $52,783,898)(wa)		58,984,727
Other assets in excess of liabilities(z) — 1.5%		905,194

NET ASSETS — 100.0%		$59,889,921

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
251	3 Year U.S. Treasury Notes	Mar. 2026	$53,519,867	$30,311

Short Positions:
65	2 Year U.S. Treasury Notes	Mar. 2026	13,571,289	7,976
86	5 Year U.S. Treasury Notes	Mar. 2026	9,400,203	12,892
57	10 Year U.S. Treasury Notes	Mar. 2026	6,408,938	43,904
46	10 Year U.S. Ultra Treasury Notes	Mar. 2026	5,290,719	15,546
66	20 Year U.S. Treasury Bonds	Mar. 2026	7,629,188	59,588
39	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	4,602,000	76,517

				216,423

				$246,734

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$935,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$57,349,238	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,635,489	—	—

Total	$58,984,727	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$246,734	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.8%
Short-Term	2.7

98.5
Other assets in excess of liabilities	1.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$246,734	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$307,571

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(45,735)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$51,720,327
Futures Contracts - Short Positions (1)	44,043,105

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $52,783,898)	$58,984,727
Deposit with broker for centrally cleared/exchange-traded derivatives	935,000
Receivable for investments sold	97,854
Due from broker-variation margin futures	38,422
Prepaid expenses	1,052

Total Assets	60,057,055

LIABILITIES
Payable for Portfolio shares purchased	103,004
Audit fee payable	30,675
Management fee payable	12,276
Custodian and accounting fees payable	10,668
Accrued expenses and other liabilities	7,225
Distribution fee payable	2,468
Affiliated transfer agent fee payable	478
Trustees’ fees payable	340

Total Liabilities	167,134

NET ASSETS	$59,889,921

Net assets were comprised of:
Partners’ Equity	$59,889,921

Net asset value and redemption price per share, $59,889,921 / 4,911,939 outstanding shares of beneficial interest	$12.19

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$87,321
Interest income	32,111

Total income	119,432

EXPENSES
Management fee	301,741
Distribution fee	160,633
Custodian and accounting fees	42,350
Professional fees	39,619
Audit fee	30,674
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,339
Trustees’ fees	8,860
Shareholders’ reports	8,348
Miscellaneous	31,213

Total expenses	633,777
Less: Fee waiver and/or expense reimbursement	(49,073)

Net expenses	584,704

NET INVESTMENT INCOME (LOSS)	(465,272)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	981,645
Futures transactions	307,571

1,289,216

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,612,791
Futures	(45,735)

3,567,056

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	4,856,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,391,000

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(465,272)	$(538,083)
Net realized gain (loss) on investment transactions.	1,289,216	742,298
Net change in unrealized appreciation (depreciation) on investments	3,567,056	1,732,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,391,000	1,936,538

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [60,524 and 55,308 shares, respectively]	709,435	620,068
Portfolio shares purchased [1,189,683 and 1,748,727 shares, respectively]	(14,028,250)	(19,582,911)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(13,318,815)	(18,962,843)

TOTAL INCREASE (DECREASE)	(8,927,815)	(17,026,305)
NET ASSETS:
Beginning of year	68,817,736	85,844,041

End of year	$59,889,921	$68,817,736

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2028 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.39	$11.10	$10.52	$12.24	$12.81

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.09)	(0.08)	(0.07)	(0.03)	— (b)
Net realized and unrealized gain (loss) on investment transactions	0.89	0.37	0.65	(1.69)	(0.57)

Total from investment operations	0.80	0.29	0.58	(1.72)	(0.57)

Net Asset Value, end of year	$12.19	$11.39	$11.10	$10.52	$12.24

Total Return(c)	7.02%	2.61%	5.51%	(14.05)%	(4.45)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$60	$69	$86	$102	$89
Average net assets (in millions)	$64	$77	$93	$112	$50
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.90%	0.86%	0.83%	0.93%
Expenses before waivers and/or expense reimbursement	0.99%	0.92%	0.88%	0.84%	1.06%
Net investment income (loss)	(0.72)%	(0.70)%	(0.62)%	(0.29)%	0.01%
Portfolio turnover rate(e)	1%	1%	1%	41%	230%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.1%

AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	340,963	$3,818,787

(cost $3,233,982)

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $66,882)	66,882	66,882

TOTAL INVESTMENTS—96.8% (cost $3,300,864)(wa)		3,885,669
Other assets in excess of liabilities(z) — 3.2%		130,159

NET ASSETS — 100.0%		$4,015,828

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4	3 Year U.S. Treasury Notes	Mar. 2026	$852,906	$(252)
21	5 Year U.S. Treasury Notes	Mar. 2026	2,295,398	(7,357)

				(7,609)

Short Positions:
4	2 Year U.S. Treasury Notes	Mar. 2026	835,156	496
4	10 Year U.S. Treasury Notes	Mar. 2026	449,750	2,854
3	10 Year U.S. Ultra Treasury Notes	Mar. 2026	345,047	2,035
4	20 Year U.S. Treasury Bonds	Mar. 2026	462,375	3,713
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	354,000	5,511

				14,609

				$7,000

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$158,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$3,818,787	$—	$—
Short-Term Investment
Affiliated Mutual Fund	66,882	—	—

Total	$3,885,669	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$14,609	$—	$—

Liabilities
Futures Contracts	$(7,609)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.1%
Short-Term	1.7

96.8
Other assets in excess of liabilities	3.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$14,609	*	Due from/to broker-variation margin futures	$7,609	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$75,799

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(10,188)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,388,658
Futures Contracts - Short Positions (1)	5,824,583

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2029 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $3,300,864)	$3,885,669
Deposit with broker for centrally cleared/exchange-traded derivatives	158,000
Due from Manager	19,526
Due from broker-variation margin futures	763
Receivable for investments sold	56
Prepaid expenses	1,042

Total Assets	4,065,056

LIABILITIES
Audit fee payable	30,675
Custodian and accounting fees payable	10,685
Fund data services payable.	3,224
Professional fees payable	1,839
Accrued expenses and other liabilities	1,803
Affiliated transfer agent fee payable	478
Trustees’ fees payable	300
Distribution fee payable	165
Payable for Portfolio shares purchased	59

Total Liabilities	49,228

NET ASSETS	$4,015,828

Net assets were comprised of:
Partners’ Equity	$4,015,828

Net asset value and redemption price per share, $4,015,828 / 337,123 outstanding shares of beneficial interest	$11.91

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$6,339
Affiliated dividend income	4,345

Total income	10,684

EXPENSES
Management fee	25,871
Distribution fee	13,773
Custodian and accounting fees	42,398
Professional fees	38,139
Audit fee	30,674
Fund data services	16,510
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Shareholders’ reports	8,331
Trustees’ fees	7,820
Commitment fees	3,888
Insurance expense	1,012
Miscellaneous	10,337

Total expenses	209,094
Less: Fee waiver and/or expense reimbursement	(158,959)

Net expenses	50,135

NET INVESTMENT INCOME (LOSS)	(39,451)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	313,109
Futures transactions	75,799

388,908

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	104,305
Futures	(10,188)

94,117

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	483,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$443,574

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(39,451)	$(49,745)
Net realized gain (loss) on investment transactions	388,908	49,371
Net change in unrealized appreciation (depreciation) on investments	94,117	115,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	443,574	114,786

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,324 and 36,705 shares, respectively]	107,176	393,871
Portfolio shares purchased [256,366 and 188,029 shares, respectively]	(2,991,024)	(2,058,953)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,883,848)	(1,665,082)

TOTAL INCREASE (DECREASE)	(2,440,274)	(1,550,296)
NET ASSETS:
Beginning of year	6,456,102	8,006,398

End of year	$4,015,828	$6,456,102

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2029 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.05	$10.89	$10.31	$12.27	$12.85

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.06)	(0.05)	0.10
Net realized and unrealized gain (loss) on investment transactions	0.94	0.23	0.64	(1.91)	(0.68)

Total from investment operations	0.86	0.16	0.58	(1.96)	(0.58)

Net Asset Value, end of year	$11.91	$11.05	$10.89	$10.31	$12.27

Total Return(b)	7.78%	1.47%	5.63%	(15.97)%	(4.51)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4	$6	$8	$9	$3
Average net assets (in millions)	$6	$7	$9	$8	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91%	0.93%
Expenses before waivers and/or expense reimbursement	3.80%	2.83%	2.47%	2.54%	6.01%
Net investment income (loss)	(0.72)%	(0.67)%	(0.60)%	(0.43)%	0.80%
Portfolio turnover rate(d)	2%	5%	15%	98%	68%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.3%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	4,203,566	$47,079,940

(cost $41,516,041)

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,629,959)	1,629,959	1,629,959

TOTAL INVESTMENTS—98.6% (cost $43,146,000)(wa)		48,709,899
Other assets in excess of liabilities(z) — 1.4%		672,240

NET ASSETS — 100.0%		$49,382,139

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
652	5 Year U.S. Treasury Notes	Mar. 2026	$71,266,658	$(147,235)

Short Positions:
62	2 Year U.S. Treasury Notes	Mar. 2026	12,944,922	6,587
159	3 Year U.S. Treasury Notes	Mar. 2026	33,903,023	(25,039)
39	10 Year U.S. Treasury Notes	Mar. 2026	4,385,063	24,868
37	10 Year U.S. Ultra Treasury Notes	Mar. 2026	4,255,578	13,527
54	20 Year U.S. Treasury Bonds	Mar. 2026	6,242,063	48,605
32	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	3,776,000	60,256

				128,804

				$(18,431)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$746,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$47,079,940	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,629,959	—	—

Total	$48,709,899	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$153,843	$—	$—

Liabilities
Futures Contracts	$(172,274)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.3%
Short-Term	3.3

98.6
Other assets in excess of liabilities	1.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$153,843	*	Due from/to broker-variation margin futures	$172,274	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$707,130

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$32,163

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$64,720,619
Futures Contracts - Short Positions (1)	57,937,177

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2030 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $43,146,000)	$48,709,899
Deposit with broker for centrally cleared/exchange-traded derivatives	746,000
Receivable for investments sold	1,101
Receivable for Portfolio shares sold	407
Prepaid expenses	1,050

Total Assets	49,458,457

LIABILITIES
Audit fee payable	30,675
Due to broker-variation margin futures	17,233
Custodian and accounting fees payable	10,674
Management fee payable	6,032
Fund data services payable	3,224
Accrued expenses and other liabilities	2,198
Distribution fee payable	2,036
Professional fees payable	1,871
Payable for Portfolio shares purchased	1,566
Affiliated transfer agent fee payable	478
Trustees’ fees payable	331

Total Liabilities	76,318

NET ASSETS	$49,382,139

Net assets were comprised of:
Partners’ Equity	$49,382,139

Net asset value and redemption price per share, $49,382,139 / 4,128,487 outstanding shares of beneficial interest	$11.96

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$77,926
Interest income	29,960

Total income	107,886

EXPENSES
Management fee	243,309
Distribution fee	129,526
Custodian and accounting fees	42,351
Professional fees	39,027
Audit fee	30,674
Fund data services	16,510
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Trustees’ fees	8,621
Shareholders’ reports	8,348
Miscellaneous	14,825

Total expenses	543,531
Less: Fee waiver and/or expense reimbursement	(72,056)

Net expenses	471,475

NET INVESTMENT INCOME (LOSS)	(363,589)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	570,202
Futures transactions	707,130

1,277,332

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,074,938
Futures	32,163

3,107,101

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	4,384,433

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,020,844

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(363,589)	$(384,511)
Net realized gain (loss) on investment transactions	1,277,332	198,252
Net change in unrealized appreciation (depreciation) on investments	3,107,101	688,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,020,844	502,253

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [221,033 and 178,108 shares, respectively]	2,515,942	1,964,459
Portfolio shares purchased [884,087 and 858,312 shares, respectively]	(10,190,373)	(9,404,544)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(7,674,431)	(7,440,085)

TOTAL INCREASE (DECREASE)	(3,653,587)	(6,937,832)
NET ASSETS:
Beginning of year	53,035,726	59,973,558

End of year	$49,382,139	$53,035,726

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2030 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.07	$10.96	$10.39	$12.55	$13.10

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.08)	(0.07)	(0.02)	0.10
Net realized and unrealized gain (loss) on investment transactions	0.97	0.19	0.64	(2.14)	(0.65)

Total from investment operations	0.89	0.11	0.57	(2.16)	(0.55)

Net Asset Value, end of year	$11.96	$11.07	$10.96	$10.39	$12.55

Total Return(b)	8.04%	1.00%	5.38%	(17.13)%	(4.20)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$49	$53	$60	$58	$73
Average net assets (in millions)	$52	$56	$58	$64	$103
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	1.05%	1.00%	0.98%	0.93%	0.91%
Net investment income (loss)	(0.70)%	(0.69)%	(0.64)%	(0.15)%	0.83%
Portfolio turnover rate(d)	4%	3%	12%	14%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.7%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	5,638,141	$63,147,179

(cost $56,182,151)

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,976,155)	1,976,155	1,976,155

TOTAL INVESTMENTS—98.7% (cost $58,158,306)(wa)		65,123,334
Other assets in excess of liabilities(z) — 1.3%		839,204

NET ASSETS — 100.0%		$65,962,538

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
368	5 Year U.S. Treasury Notes	Mar. 2026	$40,224,126	$(94,060)
285	10 Year U.S. Treasury Notes	Mar. 2026	32,044,688	(135,457)

				(229,517)

Short Positions:
84	2 Year U.S. Treasury Notes	Mar. 2026	17,538,281	7,965
117	3 Year U.S. Treasury Notes	Mar. 2026	24,947,508	(12,074)
50	10 Year U.S. Ultra Treasury Notes	Mar. 2026	5,750,782	16,856
73	20 Year U.S. Treasury Bonds	Mar. 2026	8,438,344	65,067
43	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	5,074,000	80,663

				158,477

				$(71,040)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$950,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$63,147,179	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,976,155	—	—

Total	$65,123,334	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$170,551	$—	$—

Liabilities
Futures Contracts	$(241,591)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.7%
Short-Term	3.0

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$170,551	*	Due from/to broker-variation margin futures	$241,591	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,180,496

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$55,550

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$74,046,066
Futures Contracts - Short Positions (1)	62,443,624

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2031 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $58,158,306)	$65,123,334
Deposit with broker for centrally cleared/exchange-traded derivatives	950,000
Receivable for investments sold	21,199
Prepaid expenses	1,053

Total Assets	66,095,586

LIABILITIES
Due to broker-variation margin futures	41,760
Audit fee payable	30,675
Payable for Portfolio shares purchased	22,315
Management fee payable	16,758
Custodian and accounting fees payable	10,667
Accrued expenses and other liabilities	5,458
Distribution fee payable	2,713
Professional fees payable	1,884
Affiliated transfer agent fee payable	478
Trustees’ fees payable	340

Total Liabilities	133,048

NET ASSETS	$65,962,538

Net assets were comprised of:
Partners’ Equity	$65,962,538

Net asset value and redemption price per share, $65,962,538 / 6,579,076 outstanding shares of beneficial interest	$10.03

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$111,646
Interest income	41,201

Total income	152,847

EXPENSES
Management fee	332,233
Distribution fee	176,865
Custodian and accounting fees	42,162
Professional fees	39,153

Audit fee	30,674
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Trustees’ fees	8,971
Shareholders’ reports	7,894
Miscellaneous	31,284

Total expenses	679,576
Less: Fee waiver and/or expense reimbursement	(35,787)

Net expenses	643,789

NET INVESTMENT INCOME (LOSS)	(490,942)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	800,319
Futures transactions	1,180,496

1,980,815

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,045,716
Futures	55,550

4,101,266

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	6,082,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,591,139

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(490,942)	$(539,985)
Net realized gain (loss) on investment transactions	1,980,815	62,352
Net change in unrealized appreciation (depreciation) on investments	4,101,266	528,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,591,139	50,686

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,709,156 and 1,484,919 shares, respectively]	16,409,188	13,836,942
Portfolio shares purchased [2,979,637 and 2,610,413 shares, respectively]	(28,636,376)	(24,099,070)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(12,227,188)	(10,262,128)

TOTAL INCREASE (DECREASE)	(6,636,049)	(10,211,442)
NET ASSETS:
Beginning of year	72,598,587	82,810,029

End of year	$65,962,538	$72,598,587

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2031 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$9.25	$9.23	$8.76	$10.78	$11.32

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)	(0.06)	(0.06)	(0.02)	0.04
Net realized and unrealized gain (loss) on investment transactions	0.85	0.08	0.53	(2.00)	(0.58)

Total from investment operations	0.78	0.02	0.47	(2.02)	(0.54)

Net Asset Value, end of year	$10.03	$9.25	$9.23	$8.76	$10.78

Total Return(b)	8.43%	0.22%	5.37%	(18.74)%	(4.77)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$66	$73	$83	$94	$90
Average net assets (in millions)	$71	$77	$87	$110	$148
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.90%	0.87%	0.84%	0.88%
Expenses before waivers and/or expense reimbursement	0.96%	0.92%	0.89%	0.85%	0.88%
Net investment income (loss)	(0.69)%	(0.70)%	(0.63)%	(0.25)%	0.40%
Portfolio turnover rate(d)	23%	14%	6%	48%	102%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.6%

AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	5,752,191	$64,424,540

(cost $57,416,769)

SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,083,705)	2,083,705	2,083,705

TOTAL INVESTMENTS—98.7% (cost $59,500,474)(wa)		66,508,245
Other assets in excess of liabilities(z) — 1.3%		843,385

NET ASSETS — 100.0%		$67,351,630

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
695	10 Year U.S. Treasury Notes	Mar. 2026	$78,144,063	$(280,374)

Short Positions:
77	2 Year U.S. Treasury Notes	Mar. 2026	16,076,758	7,835
305	5 Year U.S. Treasury Notes	Mar. 2026	33,337,930	119,549
33	10 Year U.S. Ultra Treasury Notes	Mar. 2026	3,795,516	20,746
74	20 Year U.S. Treasury Bonds	Mar. 2026	8,553,938	65,590
44	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	5,192,000	84,044

				297,764

				$17,390

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$946,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$64,424,540	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,083,705	—	—

Total	$66,508,245	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$297,764	$—	$—

Liabilities
Futures Contracts	$(280,374)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.6%
Short-Term	3.1

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$297,764	*	Due from/to broker-variation margin futures	$280,374	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,015,593

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$366,438

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$79,021,397
Futures Contracts - Short Positions (1)	67,480,619

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2032 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $59,500,474)	$66,508,245
Deposit with broker for centrally cleared/exchange-traded derivatives	946,000
Receivable for Portfolio shares sold	572,756
Prepaid expenses	1,052

Total Assets	68,028,053

LIABILITIES
Payable for investments purchased	498,430
Due to broker-variation margin futures	61,143
Payable for Portfolio shares purchased	48,093
Audit fees payable	30,675
Accrued expenses and other liabilities	18,253
Management fee payable	16,256
Distribution fee payable	2,755
Affiliated transfer agent fee payable	478
Trustees’ fees payable	340

Total Liabilities	676,423

NET ASSETS	$67,351,630

Net assets were comprised of:
Partners’ Equity	$67,351,630

Net asset value and redemption price per share, $67,351,630 / 7,842,630 outstanding shares of beneficial interest	$8.59

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$92,861
Interest income	46,694

Total income	139,555

EXPENSES
Management fee	326,529
Distribution fee	173,829
Custodian and accounting fees	42,904
Professional fees	39,055
Audit fee	30,674
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Trustees’ fees	8,970
Shareholders’ reports	8,319
Miscellaneous	31,242

Total expenses	671,862
Less: Fee waiver and/or expense reimbursement	(39,125)

Net expenses	632,737

NET INVESTMENT INCOME (LOSS)	(493,182)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	603,685
Futures transactions	1,015,593

1,619,278

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,266,800
Futures	366,438

4,633,238

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	6,252,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,759,334

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(493,182)	$(554,173)
Net realized gain (loss) on investment transactions.	1,619,278	1,095,074
Net change in unrealized appreciation (depreciation) on investments	4,633,238	(1,026,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,759,334	(485,843)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,340,933 and 169,616 shares, respectively]	11,030,435	1,337,549
Portfolio shares purchased [2,310,462 and 4,359,749 shares, respectively]	(19,035,631)	(34,608,654)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(8,005,196)	(33,271,105)

TOTAL INCREASE (DECREASE)	(2,245,862)	(33,756,948)
NET ASSETS:
Beginning of year	69,597,492	103,354,440

End of year	$67,351,630	$69,597,492

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2032 (CONTINUED)

FINANCIAL HIGHLIGHTS

					January 04, 2021(a)
	Year Ended December 31,				through
	2025	2024	2023	2022	December 31, 2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$7.90	$7.95	$7.56	$9.47	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)	(0.05)	(0.04)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment transactions	0.75	— (c)	0.43	(1.90)	(0.57)

Total from investment operations	0.69	(0.05)	0.39	(1.91)	(0.53)

Net Asset Value, end of period	$8.59	$7.90	$7.95	$7.56	$9.47

Total Return(d)	8.73%	(0.63)%	5.16%	(20.17)%	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$67	$70	$103	$125	$103
Average net assets (in millions)	$70	$85	$113	$141	$33
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91%	0.88%	0.83%	0.81%	0.93	%(f)
Expenses before waivers and/or expense reimbursement	0.97%	0.90%	0.85%	0.82%	1.17	%(f)
Net investment income (loss)	(0.71)%	(0.65)%	(0.55)%	(0.17)%	0.44	%(f)
Portfolio turnover rate(g)	14%	2%	4%	34%	375%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENT — 93.4%

AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	379,037	$4,245,215

(cost $3,625,317)

SHORT-TERM INVESTMENT — 2.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $106,590)	106,590	106,590

TOTAL INVESTMENTS—95.8% (cost $3,731,907)(wa)		4,351,805
Other assets in excess of liabilities(z) — 4.2%		191,843

NET ASSETS — 100.0%		$4,543,648

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
29	10 Year U.S. Treasury Notes	Mar. 2026	$3,260,688	$(14,311)
16	10 Year U.S. Ultra Treasury Notes	Mar. 2026	1,840,250	(4,682)

				(18,993)

Short Positions:
5	2 Year U.S. Treasury Notes	Mar. 2026	1,043,945	456
19	5 Year U.S. Treasury Notes	Mar. 2026	2,076,789	7,842
5	20 Year U.S. Treasury Bonds	Mar. 2026	577,969	4,321
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	354,000	5,511

				18,130

				$(863)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$225,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,245,215	$—	$—
Short-Term Investment
Affiliated Mutual Fund	106,590	—	—

Total	$4,351,805	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$18,130	$—	$—

Liabilities
Futures Contracts	$(18,993)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	93.4%
Short-Term	2.4

95.8
Other assets in excess of liabilities	4.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$18,130	*	Due from/to broker-variation margin futures	$18,993	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$62,325

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$39,156

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,924,341
Futures Contracts - Short Positions (1)	4,052,895

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2033 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $3,731,907)	$4,351,805
Deposit with broker for centrally cleared/exchange-traded derivatives	225,000
Due from Manager	19,944
Receivable for investments sold	5
Prepaid expenses	1,042

Total Assets	4,597,796

LIABILITIES
Audit fee payable	30,675
Custodian and accounting fees payable	10,673
Due to broker-variation margin futures	4,094
Fund data services payable.	3,224
Professional fees payable	2,414
Accrued expenses and other liabilities	1,798
Trustees’ fees payable	600
Affiliated transfer agent fee payable	478
Distribution fee payable	187
Payable for Portfolio shares purchased	5

Total Liabilities	54,148

NET ASSETS	$4,543,648

Net assets were comprised of:
Partners’ Equity	$4,543,648

Net asset value and redemption price per share, $4,543,648 / 510,270 outstanding shares of beneficial interest	$8.90

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$8,401
Affiliated dividend income	3,362

Total income	11,763

EXPENSES
Management fee	20,539
Distribution fee	10,934
Custodian and accounting fees	42,386
Professional fees	39,206
Audit fee	30,674
Fund data services	16,510
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Shareholders’ reports	8,207
Trustees’ fees	8,100
Commitment fees	3,885
Insurance expense	1,012
Miscellaneous	9,717

Total expenses	201,510
Less: Fee waiver and/or expense reimbursement	(161,709)

Net expenses	39,801

NET INVESTMENT INCOME (LOSS)	(28,038)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	1,849
Futures transactions	62,325

64,174

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	300,813
Futures	39,156

339,969

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	404,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$376,105

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(28,038)	$(35,566)
Net realized gain (loss) on investment transactions.	64,174	8,960
Net change in unrealized appreciation (depreciation) on investments	339,969	(60,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	376,105	(86,656)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [0 and 997 shares, respectively]	—	8,250
Portfolio shares purchased [205 and 33,256 shares, respectively]	(1,748)	(268,554)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,748)	(260,304)

TOTAL INCREASE (DECREASE)	374,357	(346,960)
NET ASSETS:
Beginning of year	4,169,291	4,516,251

End of year	$4,543,648	$4,169,291

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2033 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			January 03, 2022(a) through December 31, 2022
	2025	2024	2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$8.17	$8.32	$7.95	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)	(0.07)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.78	(0.08)	0.43	(2.03)

Total from investment operations	0.73	(0.15)	0.37	(2.05)

Net Asset Value, end of period	$8.90	$8.17	$8.32	$7.95

Total Return(c)	8.94%	(1.80)%	4.65%	(20.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5	$4	$5	$5
Average net assets (in millions)	$4	$4	$5	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	4.61%	4.36%	4.04%	3.67	%(e)
Net investment income (loss)	(0.64)%	(0.83)%	(0.74)%	(0.24	)%(e)
Portfolio turnover rate(f)	0%	2%	37%	87%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 95.7%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $9,335,024)	920,679	$10,311,606

SHORT-TERM INVESTMENT — 1.8%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $199,368)	199,368	199,368

TOTAL INVESTMENTS—97.5% (cost $9,534,392)(wa)		10,510,974
Other assets in excess of liabilities(z) — 2.5%		268,344

NET ASSETS — 100.0%		$10,779,318

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
17	10 Year U.S. Treasury Notes	Mar. 2026	$1,911,438	$(11,952)
90	10 Year U.S. Ultra Treasury Notes	Mar. 2026	10,351,407	(26,935)

				(38,887)

Short Positions:
13	2 Year U.S. Treasury Notes	Mar. 2026	2,714,258	1,121
46	5 Year U.S. Treasury Notes	Mar. 2026	5,028,016	18,927
14	20 Year U.S. Treasury Bonds	Mar. 2026	1,618,313	10,989
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	826,000	12,857

				43,894

				$5,007

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$310,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$10,311,606	$—	$—
Short-Term Investment
Affiliated Mutual Fund	199,368	—	—

Total	$10,510,974	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$43,894	$—	$—

Liabilities
Futures Contracts	$(38,887)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	95.7%
Short-Term	1.8

97.5
Other assets in excess of liabilities	2.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$43,894	*	Due from/to broker-variation margin futures	$38,887	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(20,088)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$79,180

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$11,458,757
Futures Contracts - Short Positions (1)	9,810,685

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2034 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $9,534,392)	$10,510,974
Deposit with broker for centrally cleared/exchange-traded derivatives	310,000
Due from Manager	14,522
Receivable for Portfolio shares sold	2,310
Prepaid expenses	1,042

Total Assets	10,838,848

LIABILITIES
Audit fee payable	30,675
Custodian and accounting fees payable	10,637
Due to broker-variation margin futures	8,336
Fund data services payable	3,224
Payable for investments purchased	2,164
Professional fees payable	1,849
Accrued expenses and other liabilities	1,381
Affiliated transfer agent fee payable	478
Distribution fee payable	443
Trustees’ fees payable	310
Payable for Portfolio shares purchased	33

Total Liabilities	59,530

NET ASSETS	$10,779,318

Net assets were comprised of:
Partners’ Equity	$10,779,318

Net asset value and redemption price per share, $10,779,318 / 977,375 outstanding shares of beneficial interest	$11.03

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$10,909
Affiliated dividend income	7,611

Total income	18,520

EXPENSES
Management fee	43,001
Distribution fee	22,891
Custodian and accounting fees	42,325
Professional fees	38,975
Audit fee	30,674
Fund data services	16,510
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,339
Trustees’ fees	8,010
Shareholders’ reports	7,501
Commitment fees	3,949
Miscellaneous	10,024

Total expenses	234,199
Less: Fee waiver and/or expense reimbursement	(150,876)

Net expenses	83,323

NET INVESTMENT INCOME (LOSS)	(64,803)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(135,188)
Futures transactions	(20,088)

(155,276)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	561,362
Futures	79,180

640,542

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	485,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$420,463

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(64,803)	$(50,035)
Net realized gain (loss) on investment transactions	(155,276)	(141,634)
Net change in unrealized appreciation (depreciation) on investments	640,542	(99,582)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	420,463	(291,251)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,079,039 and 753,659 shares, respectively]	22,155,188	7,944,605
Portfolio shares purchased [1,776,011 and 598,872 shares, respectively]	(18,616,106)	(6,219,218)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	3,539,082	1,725,387

TOTAL INCREASE (DECREASE)	3,959,545	1,434,136
NET ASSETS:
Beginning of year	6,819,773	5,385,637

End of year	$10,779,318	$6,819,773

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2034 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		January 03, 2023(a) through December 31, 2023
	2025	2024
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.11	$10.37	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.00	(0.19)	0.42

Total from investment operations	0.92	(0.26)	0.37

Net Asset Value, end of period	$11.03	$10.11	$10.37

Total Return(c)	9.10%	(2.51)%	3.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11	$7	$5
Average net assets (in millions)	$9	$7	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	2.56%	2.97%	3.66	%(e)
Net investment income (loss)	(0.71)%	(0.70)%	(0.48	)%(e)
Portfolio turnover rate(f)	205%	96%	11%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENT — 94.9%

AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	639,308	$7,160,246

(cost $6,610,633)

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $129,405)	129,405	129,405

TOTAL INVESTMENTS—96.6% (cost $6,740,038)(wa)		7,289,651
Other assets in excess of liabilities(z) — 3.4%		257,449

NET ASSETS — 100.0%		$7,547,100

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
102	10 Year U.S. Ultra Treasury Notes	Mar. 2026	$11,731,594	$(29,690)

Short Positions:
9	2 Year U.S. Treasury Notes	Mar. 2026	1,879,102	788
28	5 Year U.S. Treasury Notes	Mar. 2026	3,060,531	10,451
37	10 Year U.S. Treasury Notes	Mar. 2026	4,160,188	28,498
7	20 Year U.S. Treasury Bonds	Mar. 2026	809,156	6,615
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	590,000	9,188

				55,540

				$25,850

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$290,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$7,160,246	$—	$—
Short-Term Investment
Affiliated Mutual Fund	129,405	—	—

Total	$7,289,651	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$55,540	$—	$—

Liabilities
Futures Contracts	$(29,690)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	94.9%
Short-Term	1.7

96.6
Other assets in excess of liabilities	3.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$55,540	*	Due from/to broker-variation margin futures	$29,690	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(51,724)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$95,741

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,524,953
Futures Contracts - Short Positions (1)	8,334,955

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2035 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $6,740,038)	$7,289,651
Deposit with broker for centrally cleared/exchange-traded derivatives	290,000
Due from Manager	18,431
Receivable for Portfolio shares sold	7,362
Prepaid expenses	1,308

Total Assets	7,606,752

LIABILITIES
Audit fee payable	29,270
Custodian and accounting fees payable	10,684
Payable for investments purchased	6,958
Due to broker-variation margin futures	4,323
Fund data services payable.	3,224
Accrued expenses and other liabilities	2,212
Professional fees payable	1,845
Affiliated transfer agent fee payable	478
Distribution fee payable	311
Directors’ fees payable	310
Payable for Portfolio shares purchased	37

Total Liabilities	59,652

NET ASSETS	$7,547,100

Net assets were comprised of:
Partners’ Equity	$7,547,100

Net asset value and redemption price per share, $7,547,100 / 707,079 outstanding shares of beneficial interest	$10.67

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$11,930
Affiliated dividend income	5,012

Total income	16,942

EXPENSES
Management fee	30,904
Distribution fee	16,452
Custodian and accounting fees	42,029
Professional fees	40,097
Audit fee	30,674
Fund data services	17,410
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Shareholders’ reports	9,246
Directors’ fees	7,870
Commitment fees	4,368
Insurance expense	1,012
Miscellaneous	10,764

Total expenses	221,166
Less: Fee waiver and/or expense reimbursement	(161,281)

Net expenses	59,885

NET INVESTMENT INCOME (LOSS)	(42,943)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(102,266)
Futures transactions	(51,724)

(153,990)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	418,142
Futures	95,741

513,883

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	359,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$316,950

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	January 02, 2024(a) through December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(42,943)	$(32,074)
Net realized gain (loss) on investment transactions.	(153,990)	(193,216)
Net change in unrealized appreciation (depreciation) on investments	513,883	61,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,950	(163,710)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,138,300 and 675,030 shares, respectively]	11,765,272	6,794,077
Portfolio shares purchased [966,746 and 139,505 shares, respectively]	(9,765,876)	(1,399,613)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,999,396	5,394,464

TOTAL INCREASE (DECREASE)	2,316,346	5,230,754
NET ASSETS:
Beginning of period	5,230,754	—

End of period	$7,547,100	$5,230,754

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2035 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	January 02, 2024(a) through December 31, 2024
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	0.97	(0.17)

Total from investment operations	0.90	(0.23)

Net Asset Value, end of period	$10.67	$9.77

Total Return(c)	9.21%	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8	$5
Average net assets (in millions)	$7	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	3.36%	3.85	%(e)
Net investment income (loss)	(0.65)%	(0.60	)%(e)
Portfolio turnover rate(f)	153%	33%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2036
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENT — 92.6%

AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	504,834	$5,654,137

(cost $5,296,809)

SHORT-TERM INVESTMENT — 2.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $168,723)	168,723	168,723

TOTAL INVESTMENTS—95.4% (cost $5,465,532)(wa)		5,822,860
Other assets in excess of liabilities(z) — 4.6%		281,945

NET ASSETS — 100.0%		$6,104,805

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
70	10 Year U.S. Ultra Treasury Notes	Mar. 2026	$8,051,094	$(19,894)
7	20 Year U.S. Treasury Bonds	Mar. 2026	809,156	(4,977)

				(24,871)

Short Positions:
7	2 Year U.S. Treasury Notes	Mar. 2026	1,461,523	720
23	5 Year U.S. Treasury Notes	Mar. 2026	2,514,008	8,322
27	10 Year U.S. Treasury Notes	Mar. 2026	3,035,813	18,361
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	590,000	10,196

				37,599

				$12,728

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$295,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2036 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$5,654,137	$—	$—
Short-Term Investment
Affiliated Mutual Fund	168,723	—	—

Total	$5,822,860	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$37,599	$—	$—

Liabilities
Futures Contracts	$(24,871)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Fixed Income	92.6%
Short-Term	2.8

95.4
Other assets in excess of liabilities	4.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$37,599	*	Due from/to broker-variation margin futures	$24,871	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$63,768

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2036 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$12,728

For the period ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,960,938
Futures Contracts - Short Positions (1)	6,713,762

*	Average volume is based on average quarter end balances for the period ended December 31, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2036 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $5,465,532)	$5,822,860
Deposit with broker for centrally cleared/exchange-traded derivatives	295,000
Due from Manager	36,520
Receivable for investments sold	33
Prepaid expenses	1,721

Total Assets	6,156,134

LIABILITIES
Audit fee payable	30,674
Custodian and accounting fees payable	10,533
Due to broker-variation margin futures	4,109
Accrued expenses and other liabilities	2,025
Professional fees payable	1,839
Shareholders’ reports payable	1,085
Affiliated transfer agent fee payable	478
Directors’ fees payable	300
Distribution fee payable	251
Payable for Portfolio shares purchased	35

Total Liabilities	51,329

NET ASSETS	$6,104,805

Net assets were comprised of:
Partners’ Equity	$6,104,805

Net asset value and redemption price per share, $6,104,805 / 565,630 outstanding shares of beneficial interest	$10.79

STATEMENT OF OPERATIONS

For the Period January 02, 2025(a) through December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$10,143
Affiliated dividend income	5,393

Total income	15,536

EXPENSES
Management fee	24,850
Distribution fee	13,229
Professional fees	89,505
Custodian and accounting fees	41,696
Audit fee	30,674
Fund data services	14,105
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Shareholders’ reports	8,444
Directors’ fees	7,800
Miscellaneous	9,254

Total expenses	249,898
Less: Fee waiver and/or expense reimbursement	(201,745)

Net expenses	48,153

NET INVESTMENT INCOME (LOSS)	(32,617)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(1,684)
Futures transactions	63,768

62,084

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	357,328
Futures	12,728

370,056

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	432,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$399,523

STATEMENT OF CHANGES IN NET ASSETS

January 02, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(32,617)
Net realized gain (loss) on investment transactions	62,084
Net change in unrealized appreciation (depreciation) on investments	370,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	399,523

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [569,182 shares]	5,743,659
Portfolio shares purchased [3,552 shares]	(38,377)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,705,282

TOTAL INCREASE (DECREASE)	6,104,805
NET ASSETS:
Beginning of period	—

End of period	$6,104,805

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2036 (CONTINUED)

FINANCIAL HIGHLIGHTS

	January 02, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)
Net realized and unrealized gain (loss) on investment transactions.	0.85

Total from investment operations	0.79

Net Asset Value, end of period.	$10.79

Total Return(c)	7.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6
Average net assets (in millions)	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)
Expenses before waivers and/or expense reimbursement	4.72	%(e)
Net investment income (loss)	(0.62	)%(e)
Portfolio turnover rate(f)	3%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 101.2%

AFFILIATED MUTUAL FUND — 5.5%
Fixed Income
AST PGIM Fixed Income Central Portfolio* (cost $218,521,629)(wa)	19,162,618	$228,993,281

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 12.4%
Automobiles — 2.3%
American Credit Acceptance Receivables Trust,
Series 2024-04, Class C, 144A
4.910%	08/12/31	2,228	2,239,674
Series 2025-01, Class D, 144A
5.540%	08/12/31	2,500	2,538,970
Series 2025-02, Class C, 144A
5.110%	03/12/31	1,900	1,918,818
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,828,245
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	89	88,860
Series 2024-A, Class A2, 144A
5.300%	11/15/32	415	417,963
AutoNation Finance Trust,
Series 2025-01A, Class B, 144A
5.030%	08/12/30	2,000	2,036,116
Series 2025-01A, Class C, 144A
5.190%	12/10/30	900	916,726
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,278,697
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	805,184
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,400	1,443,510
Series 2024-03A, Class A, 144A
5.230%	12/20/30	2,740	2,824,951
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	424	430,883
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	164	166,613
Bridgecrest Lending Auto Securitization Trust,
Series 2024-04, Class D
5.230%	08/15/30	2,250	2,270,446
Series 2025-01, Class D
5.640%	11/15/30	3,750	3,814,441
CarMax Select Receivables Trust,
Series 2025-A, Class C
5.460%	07/15/31	5,100	5,201,760
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	716	719,637
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	514	520,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	$1,273,666
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,535	2,557,121
Credit Acceptance Auto Loan Trust,
Series 2025-02A, Class B, 144A
4.870%	01/15/36	2,005	2,022,573
DT Auto Owner Trust,
Series 2023-02A, Class D, 144A
6.620%	02/15/29	2,000	2,038,289
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,667,625
Exeter Automobile Receivables Trust,
Series 2025-02A, Class D
5.890%	07/15/31	5,100	5,221,774
Series 2025-04A, Class B
4.400%	05/15/30	590	593,109
Series 2025-05A, Class D
5.160%	03/15/32	1,300	1,308,765
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	36	35,538
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	394,941
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	1,004,157
GLS Auto Receivables Issuer Trust,
Series 2024-04A, Class B, 144A
4.890%	04/16/29	1,045	1,051,587
Series 2024-04A, Class D, 144A
5.650%	07/15/30	3,025	3,069,836
Series 2025-01A, Class D, 144A
5.610%	11/15/30	3,400	3,447,673
Series 2025-02A, Class D, 144A
5.590%	01/15/31	3,600	3,644,805
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,210,391
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,536,896
Series 2025-02A, Class A, 144A
5.130%	09/25/31	935	949,707
Huntington Bank Auto Credit-Linked Notes,
Series 2025-02, Class B1, 144A
4.835%	09/20/33	3,629	3,652,392
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,493,408
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	764,014
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	224,716

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-01A, Class A, 144A
5.410%	11/14/29		4,100	$4,130,927
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33		157	159,426
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C
5.770%	11/15/30		1,100	1,120,411
Series 2024-02, Class C
5.840%	06/17/30		500	510,858
Series 2024-05, Class D
5.140%	02/17/32		2,783	2,801,657
Series 2025-04, Class D
4.950%	01/15/32		1,060	1,063,873
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29		750	753,047
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31		283	285,680
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29		1,670	1,697,952
Series 2023-01A, Class B, 144A
5.710%	01/22/30		100	102,406
Series 2023-01A, Class C, 144A
5.970%	02/20/31		200	205,704
Series 2024-01A, Class B, 144A
5.380%	01/21/31		285	291,034
Westlake Automobile Receivables Trust,
Series 2023-01A, Class D, 144A
6.790%	11/15/28		1,900	1,943,317

				94,690,868

Collateralized Loan Obligations — 5.1%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.214%(c)	01/20/38		4,500	4,518,261
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.244%(c)	07/20/37		6,000	6,021,129
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.419%(c)	04/28/37		5,000	5,018,360
Avoca CLO DAC (Ireland),
Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.876%(c)	10/15/38	EUR	7,750	9,160,390
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2023-04A, Class BR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.280%(c)	01/21/39		3,375	3,374,835

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.274%(c)	10/16/37		11,000	$11,038,921
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.184%(c)	03/09/34		8,250	8,254,012
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,045	2,392,319
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR	3,810	4,470,782
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.812%(c)	10/17/38		2,750	2,754,248
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/20/37		8,750	8,780,325
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.264%(c)	07/18/37		6,750	6,776,086
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/20/37		4,500	4,513,678
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2019-43A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	10/20/37		10,000	10,038,470
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.305%(c)	04/15/34		2,083	2,083,830
Harriman Park CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.184%(c)	07/20/38		10,000	10,031,493
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.265%(c)	04/25/39	EUR	5,000	5,864,361
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	5,000	5,871,029
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.114%(c)	10/20/31		389	388,830

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.270%(c)	10/22/37		8,500	$8,531,705
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.457%(c)	01/22/37		495	495,397
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.435%(c)	04/15/37		5,000	5,017,620
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.244%(c)	10/19/38		4,750	4,767,101
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.484%(c)	07/20/37		8,250	8,279,651
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.204%(c)	01/20/38		4,500	4,514,127
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.204%(c)	01/18/38		8,750	8,783,705
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.204%(c)	03/06/38		8,750	8,777,309
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.316%(c)	07/15/31		50	50,197
Rad CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.158%(c)	07/30/40		2,545	2,554,293
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.306%(c)	10/20/31		883	882,960
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
5.734%(c)	10/20/37		9,000	9,026,851
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.190%(c)	01/26/31		59	59,127
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.336%(c)	07/15/34		3,130	3,131,377
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.895%(c)	04/25/30	EUR	1,561	1,830,821

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.761%(c)	02/20/30	EUR	3,569 $		4,190,967
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.226%(c)	04/20/33			161	161,225
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	01/20/36			8,250	8,264,523
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	03/20/38			9,000	9,024,588
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.286%(c)	01/15/39	EUR		5,200	6,126,232
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
5.734%(c)	10/18/37			8,000	8,023,644

					213,844,779

Consumer Loans — 1.2%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29			2,500	2,503,900
Series 2024-A, Class A, 144A
5.610%	02/15/29			1,320	1,322,043
Aqua Finance Issuer Trust,
Series 2025-A, Class C, 144A
5.810%	12/19/50			2,298	2,327,199
Series 2025-B, Class B, 144A
5.040%	05/17/51			1,675	1,692,028
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46			4,810	4,489,156
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A
6.130%	11/15/32			1,350	1,370,562
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51			113	109,257
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A3, 144A
5.020%	06/25/60			520	527,590
Series 2025-03A, Class A3, 144A
4.520%	12/27/60			1,400	1,403,252
Island Finance Trust,
Series 2025-01A, Class A, 144A
6.540%	03/19/35			1,000	1,012,010
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31			1,816	1,769,566

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36	180	$177,218
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,348,301
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,252	2,216,847
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.744%(c)	06/16/36	1,756	1,758,040
Series 2022-02A, Class A, 144A
4.890%	10/14/34	294	293,763
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	4,000	4,079,992
Oportun Funding Trust,
Series 2024-03, Class B, 144A
5.480%	08/15/29	1,948	1,951,892
Series 2024-03, Class C, 144A
6.250%	08/15/29	1,207	1,213,013
Oportun Issuance Trust,
Series 2021-C, Class C, 144A
3.610%	10/08/31	681	672,838
Series 2025-D, Class B, 144A
5.310%	02/08/33	3,980	3,992,600
Reach ABS Trust,
Series 2025-01A, Class C, 144A
5.990%	08/16/32	1,335	1,358,889
Series 2025-02A, Class B, 144A
5.120%	08/18/32	1,875	1,893,064
Regional Management Issuance Trust,
Series 2022-01, Class C, 144A
4.460%	03/15/32	3,200	3,185,758
Republic Finance Issuance Trust,
Series 2024-B, Class A, 144A
5.420%	11/20/37	1,850	1,885,063
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	2,117	2,140,860
Series 2024-02A, Class B, 144A
6.340%	02/15/45	2,198	2,259,357

			49,954,058

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	737	739,871
Continental Finance Credit Card ABS Master Trust,
Series 2024-A, Class A, 144A
5.780%	12/15/32	2,450	2,485,825
Series 2024-A, Class B, 144A
6.220%	12/15/32	1,990	2,006,470
Mercury Financial Credit Card Master Trust,
Series 2024-02A, Class B, 144A
7.430%	07/20/29	2,500	2,520,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.744%(c)	07/15/32	GBP	1,700	$2,295,814
Perimeter Master Note Business Trust,
Series 2025-01A, Class A, 144A
5.580%	12/16/30		4,300	4,324,547

				14,373,236

Equipment — 0.3%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,466,029
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	726,090
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		749	757,149
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	417,698
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class A2, 144A
5.163%	12/20/55		1,500	1,502,552
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,019	1,011,868
NMEF Funding LLC,
Series 2025-B, Class A2, 144A
4.640%	01/18/33		907	910,490
SCF Equipment Trust LLC,
Series 2025-01A, Class A3, 144A
5.110%	11/21/33		1,950	1,990,550
Series 2025-01A, Class D, 144A
5.880%	11/20/35		628	648,921
Series 2025-01A, Class E, 144A
6.750%	11/20/35		1,450	1,496,496

				10,927,843

Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	05/25/34		107	101,296
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.346%(c)	03/25/43		57	57,280
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54		643	651,219
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55		1,137	1,136,012
EFMT,
Series 2025-CES04, Class A1, 144A
5.431%(cc)	06/25/60		1,258	1,268,699

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.326%(c)	01/25/34	257	$255,151
FIGRE Trust,
Series 2025-FL01, Class A1, 144A
5.265%(cc)	07/25/55	1,222	1,226,017
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
4.746%(c)	04/25/34	126	125,963
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	08/25/33	90	94,351
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	534	538,412
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	613	621,885
Series 2025-CES07, Class A1A, 144A
5.377%(cc)	07/25/55	1,104	1,114,439
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	1,700	1,709,176
Series 2025-CES09, Class A1A, 144A
4.795%(cc)	09/25/55	1,158	1,155,755
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	171	172,273
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	54	54,958
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,304	1,304,982
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	1,420	1,422,105
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	923	932,743
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65	1,788	1,795,857
Series 2025-FIX01, Class A1, 144A
4.968%(cc)	09/25/65	1,511	1,511,287

			17,249,860

Manufactured Housing — 0.1%
Cascade MH Asset Trust,
Series 2024-MH01, Class A1, 144A
5.695%(cc)	11/25/56	2,656	2,734,308
Other — 2.1%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,286,711
AMSR Trust,
Series 2024-SFR02, Class D, 144A
4.150%	11/17/41	1,930	1,857,211
Series 2024-SFR02, Class E1, 144A
4.150%	11/17/41	3,439	3,291,980

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60		895	$752,888
Series 2021-01A, Class A1, 144A
1.530%	03/15/61		387	311,991
Series 2022-01A, Class A1, 144A
5.970%	08/15/62		585	575,622
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49		1,855	1,858,603
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52		81	80,978
Series 2020-03, Class A, 144A
1.358%	08/15/53		108	107,411
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51		2,006	1,786,338
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51		1,973	1,867,001
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47		1,626	1,616,872
Series 2019-01A, Class A2, 144A
3.668%	10/25/49		3,350	3,224,965
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51		2,076	1,902,452
FirstKey Homes Trust,
Series 2021-SFR01, Class E2, 144A
2.489%	08/17/38		3,600	3,538,061
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39		1,114	1,112,302
FRTKL,
Series 2021-SFR01, Class E2, 144A
2.522%	09/17/38		3,000	2,934,128
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46		464	470,269
Series 2025-03A, Class A, 144A
5.000%	10/20/49		2,807	2,813,656
Hilton Grand Vacations Trust,
Series 2024-03A, Class C, 144A
5.710%	08/27/40		1,711	1,734,334
Series 2025-02A, Class B, 144A
4.730%	05/25/44		1,300	1,305,705
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26		3,148	3,081,498
Series 2021-02, Class D, 144A
2.652%	12/17/26		3,454	3,371,906
Identity Digital, Inc.,
6.793%	03/20/65	^	3,400	3,435,700
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43		338	346,351
Series 2025-01A, Class B, 144A
5.210%	09/22/42		1,985	2,015,543

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Progress Residential Trust,
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,758		$3,734,155
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,624		3,567,532
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	574		546,337
Series 2021-SFR11, Class E1, 144A
3.378%	01/17/39	2,500		2,385,409
Series 2022-SFR01, Class E1, 144A
3.930%	02/17/41	2,250		2,172,956
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,052		1,037,186
Series 2025-SFR01, Class D, 144A
3.650%	02/17/42	3,450		3,246,667
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400		3,389,396
Sierra Timeshare Receivables Funding LLC,
Series 2024-03A, Class C, 144A
5.320%	08/20/41	1,733		1,743,028
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925		1,934,686
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439		3,205,737
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,069		5,040,371
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54	2,165		2,182,334
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,056		2,725,041
Zayo Issuer LLC,
Series 2025-01A, Class A2, 144A
5.648%	03/20/55	1,675		1,703,606

				86,294,917

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.446%(c)	02/25/34	26		25,706
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.574%(c)	10/25/34	63		61,111
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.896%(c)	11/25/34	—	(r)	633
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	2		1,969

Interest Rate	Maturity Date		Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
GS Mortgage-Backed Securities Trust,
Series 2025-SL01, Class A1, 144A
5.847%(cc)	11/25/67			3,283		$3,311,209
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.321%(c)	06/25/34			30		30,408
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
5.691%(c)	01/25/35			54		52,873
Pret LLC,
Series 2025-NPL11, Class A1, 144A
5.193%(cc)	10/25/55			3,347		3,352,714
PRET LLC,
Series 2025-NPL06, Class A1, 144A
5.744%(cc)	06/25/55			3,083		3,094,652
Series 2025-NPL07, Class A1, 144A
5.657%(cc)	07/25/55			2,055		2,059,907
Series 2025-NPL08, Class A1, 144A
5.732%(cc)	08/25/55			1,587		1,590,933
Series 2025-NPL09, Class A1, 144A
5.391%(cc)	08/25/55			2,114		2,119,604
Series 2025-NPL14, Class A1, 144A
5.265%(cc)	12/25/55	^		1,685		1,684,998
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.786%(c)	09/25/34			211		223,304
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40	^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26	^	EUR	2,048		1,804,872

						19,414,894

Student Loans — 0.1%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
4.946%(c)	07/25/51			34		34,174
Series 2021-C, Class B, 144A
2.720%	07/26/55			83		77,316
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43			917		897,854
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69			209		198,298
Series 2021-FA, Class A, 144A
1.110%	02/18/70			1,324		1,180,374
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62			1,400		1,230,318
Series 2021-CA, Class C, 144A
3.360%	04/20/62			100		87,114
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48			232		224,630

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	918	$888,508

			4,818,586

TOTAL ASSET-BACKED SECURITIES (cost $509,775,729)			514,303,349

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.437%(cc)	12/05/38	1,330	1,438,867
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	6,486
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)
5.494%(c)	06/15/40	855	858,205
BAHA Trust,
Series 2024-MAR, Class A, 144A
5.972%(cc)	12/10/41	3,000	3,105,086
BAMLL Re-REMIC Trust,
Series 2025-FRR05, Class A736, 144A
1.954%(cc)	09/27/52	4,000	3,915,245
Series 2025-FRR05, Class AK86, 144A
1.692%(s)	11/27/51	4,787	4,026,781
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,715,011
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	4,129,005
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,784,552
Series 2019-BN18, Class A2
3.474%	05/15/62	975	953,885
Series 2019-BN20, Class A2
2.758%	09/15/62	3,540	3,353,922
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,545,878
Series 2019-BN23, Class ASB
2.846%	12/15/52	1,648	1,608,356
Series 2020-BN26, Class ASB
2.313%	03/15/63	5,322	5,150,506
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,454	2,335,557
Series 2022-BNK39, Class XA, IO
0.414%(cc)	02/15/55	20,215	437,914
Series 2022-BNK40, Class A4
3.390%(cc)	03/15/64	460	430,457
Series 2023-BNK45, Class XA, IO
1.069%(cc)	02/15/56	5,192	292,844
Series 2023-BNK46, Class XA, IO
0.617%(cc)	08/15/56	9,295	310,415
Series 2024-BNK47, Class XA, IO
0.822%(cc)	06/15/57	11,249	613,665
Series 2024-BNK48, Class XA, IO
1.144%(cc)	10/15/57	8,919	712,133

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK5,
Series 2023-05YR04, Class XA, IO
1.005%(cc)	12/15/56	3,277	$80,013
Series 2024-05YR10, Class A3
5.302%	10/15/57	3,300	3,400,626
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
4.670%(c)	03/15/37	3,435	3,251,555
Series 2019-C03, Class XA, IO
1.308%(cc)	05/15/52	1,449	49,968
Series 2019-C04, Class A4
2.661%	08/15/52	2,472	2,365,638
Series 2021-C10, Class XA, IO
1.207%(cc)	07/15/54	22,001	1,061,603
Series 2024-C24, Class XA, IO
1.624%(cc)	02/15/57	8,051	745,117
Series 2024-C26, Class XA, IO
1.013%(cc)	05/15/57	11,921	832,380
Series 2024-C28, Class XA, IO
1.109%(cc)	09/15/57	7,772	574,506
Series 2025-C32, Class XA, IO
1.128%(cc)	02/15/62	4,779	392,341
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	4,272	4,231,153
Series 2019-B09, Class AAB
3.933%	03/15/52	1,291	1,288,070
Series 2019-B10, Class A3
3.455%	03/15/62	690	673,664
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,693,199
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,360,973
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,338,222
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,718,886
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,602,086
Series 2021-B28, Class XA, IO
1.237%(cc)	08/15/54	1,355	65,772
Series 2023-B39, Class XA, IO
0.573%(cc)	07/15/56	19,869	692,015
Series 2023-B40, Class XA, IO
1.173%(cc)	12/15/56	5,431	290,001
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.300%(c)	06/15/42	800	799,999
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
0.860%(cc)	07/15/57	11,059	684,700
BOCA Commercial Mortgage Trust,
Series 2025-BOCA, Class A, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.450%(c)	12/15/42	2,075	2,077,591

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BPR Trust,
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	1,455	$1,488,801
BWAY Trust,
Series 2025-1535, Class A, 144A
6.309%(cc)	05/05/42	1,865	1,929,078
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.713%(cc)	08/13/41	470	457,602
Series 2025-BCAT, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
5.650%(c)	08/15/42	1,917	1,918,964
BX Trust,
Series 2019-OC11, Class E, 144A
3.944%(cc)	12/09/41	1,080	996,117
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
5.840%(c)	03/15/41	3,100	3,100,000
Series 2025-ARIA, Class A, 144A
5.031%(cc)	12/13/42	530	534,804
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.250%(c)	06/15/40	1,509	1,510,942
Series 2025-LUNR, Class B, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
5.600%(c)	06/15/40	444	444,395
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	575,872
Series 2017-CD05, Class A3
3.171%	08/15/50	1,915	1,885,945
Series 2019-CD08, Class A3
2.657%	08/15/57	4,924	4,679,803
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,498,055
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,007,113
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,501,647
Series 2019-GC41, Class XA, IO
1.005%(cc)	08/10/56	26,679	747,447
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	3,030,518
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,837,784
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,380	2,362,924
Series 2024-CBM, Class A2, 144A
5.867%(cc)	12/10/41	3,115	3,170,804
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	152,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
1.751%(cc)	01/15/49	629	$6
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,545,203
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,419,784
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	69,933
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,216,789
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/40	995	1,007,433
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	169,507
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,675,894
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.843%(cc)	01/15/41	770	791,627
Durst Commercial Mortgage Trust,
Series 2025-151, Class A, 144A
5.145%(cc)	08/10/42	2,800	2,856,121
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	4,633	5,055
Series K118, Class X1, IO
0.948%(cc)	09/25/30	7,956	295,605
Series K162, Class X1, IO
0.370%(cc)	12/25/33	5,855	159,161
Series K164, Class X1, IO
0.282%(cc)	05/25/34	10,047	238,746
Series K170, Class X1, IO
0.209%(cc)	02/25/35	4,361	85,568
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,332,856
Series K753, Class X1, IO
0.230%(cc)	10/25/30	7,351	90,620
Series Q001, Class XA, IO
2.075%(cc)	02/25/32	4,561	264,886
FREMF Mortgage Trust,
Series 2017-K064, Class B, 144A
4.001%(cc)	05/25/50	3,500	3,477,794
Series 2017-K068, Class B, 144A
3.840%(cc)	10/25/49	3,550	3,510,484
Series 2019-K087, Class B, 144A
4.310%(cc)	01/25/51	3,550	3,532,277
Series 2019-K088, Class B, 144A
4.385%(cc)	02/25/52	2,000	1,990,703
Series 2019-K097, Class C, 144A
3.768%(cc)	09/25/51	2,095	2,022,076
Series 2019-K099, Class B, 144A
3.645%(cc)	10/25/52	3,300	3,176,351

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-K102, Class C, 144A
3.531%(cc)	12/25/51	5,168	$4,934,979
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,646	2,107,716
GS Mortgage Securities Corp. II,
Series 2024-70P, Class A, 144A
5.310%(cc)	03/10/41	4,560	4,609,852
GS Mortgage Securities Trust,
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,443,032
Series 2019-GC38, Class AAB
3.835%	02/10/52	2,055	2,049,678
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
5.876%(cc)	05/10/39	1,065	1,078,093
INT Commercial Mortgage Trust,
Series 2025-PLAZA, Class A, 144A
4.879%(cc)	11/05/37	1,050	1,052,992
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,961,691
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	408,500
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
6.798%(c)	07/15/36	500	298,750
MAD Commercial Mortgage Trust,
Series 2025-11MD, Class A, 144A
4.754%(cc)	10/15/42	2,310	2,318,757
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class XA, IO
0.634%(cc)	12/15/49	4,214	20,485
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	742,241
Series 2017-H01, Class XD, IO, 144A
2.137%(cc)	06/15/50	700	18,975
Series 2019-H07, Class A3
3.005%	07/15/52	1,001	959,297
Series 2019-L02, Class A4
4.071%	03/15/52	252	247,556
Series 2021-230P, Class A, 144A, 1 Month SOFR + 1.284% (Cap N/A, Floor 1.169%)
5.034%(c)	12/15/38	3,660	3,522,863
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
0.907%(cc)	12/15/56	7,042	394,404
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	306,303
NY Commercial Mortgage Trust,
Series 2025-299P, Class A, 144A
5.664%(cc)	02/10/47	475	499,228

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
4.963%(c)	02/15/42		1,435	$1,423,368
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32		10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.567%(cc)	07/15/39		1,220	1,243,284
RFM Reremic Trust,
Series 2024-FRR02, Class A123, 144A
2.001%(cc)	02/27/54		2,000	1,708,687
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41		1,450	1,489,698
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41		4,425	4,601,039
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41		1,390	1,456,443
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41		275	292,622
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		1,078	1,070,439
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41		500	447,002
Taurus DAC (United Kingdom),
Series 2025-UK3A, Class B, 144A, SONIA + 1.600% (Cap N/A, Floor 0.000%)
5.531%(c)	07/20/35	GBP	650	877,580
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		1,767	1,740,757
Series 2018-C12, Class A4
4.030%	08/15/51		2,382	2,357,642
Series 2019-C16, Class A3
3.344%	04/15/52		2,063	2,032,367
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3
2.684%	10/15/49		2,018	2,003,994
Series 2017-C38, Class A4
3.190%	07/15/50		403	398,380
Series 2017-C41, Class A3
3.210%	11/15/50		3,196	3,143,734
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36		150	140,861
Series 2019-C49, Class A3
3.749%	03/15/52		648	647,142
Series 2019-C52, Class A4
2.643%	08/15/52		1,289	1,228,439
Series 2024-C63, Class XA, IO
1.003%(cc)	08/15/57		14,215	993,971

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $211,715,278)				210,033,099

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 25.9%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29		1,025	$1,053,431
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		9,710	9,691,987
2.950%	02/01/30		399	378,115
3.100%	05/01/26		38	37,865
3.200%	03/01/29		2,432	2,357,778
3.250%	02/01/35		234	204,879
3.550%	03/01/38		151	127,161
3.900%	05/01/49		66	49,143
5.150%	05/01/30		1,475	1,515,627
5.705%	05/01/40		4,350	4,445,396
5.930%	05/01/60		1,444	1,416,438
6.388%	05/01/31		310	336,345
7.008%	05/01/64		90	101,979
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		800	801,848
7.000%	06/01/32		150	158,460
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.054%	04/27/45		106	101,416
5.350%	06/01/34		1,000	1,034,743
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/30		445	452,992
5.150%	05/01/40		390	387,839
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	(a)	369	339,886
3.030%	03/15/52		450	293,716
4.125%	11/16/28		278	278,891
4.500%	06/01/42		475	429,406
5.750%	11/08/26		200	202,729
6.000%	03/15/31		340	366,263

				26,564,333

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33		940	1,061,773
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37		1,440	1,324,140
4.540%	08/15/47		796	659,324
5.625%	08/15/35		1,730	1,801,288
5.834%	02/20/31		575	609,717
6.000%	02/20/34		225	241,122
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31		2,000	1,836,902
5.150%	08/04/35		10	10,161
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		305	320,552

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/27	855	$862,795
4.500%	03/20/42	117	104,588
4.750%	11/01/31	550	561,446
4.875%	02/15/28	526	535,900
5.125%	02/15/30	1,390	1,436,570
5.125%	02/13/31	530	549,130
5.250%	02/13/34	170	175,803
5.375%	02/15/33	535	559,935
5.625%	09/07/33	420	445,421
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	264	281,534

			13,378,101

Airlines — 0.2%
American Airlines 2015-2 Class A Pass Through Trust,
Pass-Through Certificates
4.000%	03/22/29	1,650	1,620,489
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	100	99,110
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	97	96,198
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	171	166,868
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	106	106,265
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,973	3,989,399
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	102	101,633
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	78	77,255
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	67	65,305
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	582	561,399
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	104	99,922
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	263	240,873
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	495	494,719

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.625%	04/15/29	109	$108,399

			7,827,834

Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.100%	03/11/30	520	533,706
5.500%	03/11/35	261	267,055

			800,761

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	565	558,813
2.900%	02/16/28	675	649,727
4.125%	08/17/27	2,240	2,224,195
4.271%	01/09/27	200	199,033
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	148,959
Sr. Unsec’d. Notes
5.000%	04/09/27	500	505,340
6.150%	07/15/35	1,611	1,698,823
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,314,394
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,475,290

			9,774,574

Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
5.150%	09/13/34(a)	1,285	1,296,620
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	78,289
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	70	72,698
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	115	117,800
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,100	3,113,509

			4,678,916

Banks — 7.7%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
5.515%(ff)	12/03/35	900	929,261
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,652,526
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	2,500	2,637,235

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
4.175%(ff)	03/24/28	200	$199,970
4.551%	11/06/30	1,200	1,202,000
5.538%(ff)	03/14/30	800	826,963
Sr. Non-Preferred Notes, Sr. Non-Preferred Notes
5.127%	11/06/35	800	798,288
Sr. Preferred Notes
5.439%	07/15/31	600	630,519
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32(a)	1,837	1,642,605
2.572%(ff)	10/20/32	1,317	1,187,280
2.592%(ff)	04/29/31	1,184	1,103,248
2.687%(ff)	04/22/32	2,195	2,013,220
4.571%(ff)	04/27/33	1,300	1,297,123
4.979%(ff)	01/24/29	1,090	1,110,163
5.933%(ff)	09/15/27	850	860,863
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,513	9,443,458
1.922%(ff)	10/24/31	430	384,465
2.496%(ff)	02/13/31	1,402	1,305,830
2.972%(ff)	02/04/33	1,080	987,230
3.824%(ff)	01/20/28	912	909,735
3.974%(ff)	02/07/30	424	421,663
4.083%(ff)	03/20/51	335	269,012
4.271%(ff)	07/23/29	211	211,891
4.330%(ff)	03/15/50	517	435,341
5.000%	01/21/44(a)	1,003	968,042
5.015%(ff)	07/22/33	1,584	1,615,252
Sub. Notes
2.482%(ff)	09/21/36	780	685,402
5.518%(ff)	10/25/35	905	928,073
Sub. Notes, MTN
4.250%	10/22/26	15	15,026
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,500	2,594,656
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	1,385	1,364,922
Bank of New York Mellon (The),
Sr. Unsec’d. Notes
4.729%(ff)	04/20/29	250	254,112
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.060%(ff)	07/22/32	1,210	1,253,855
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	2,085	2,048,960
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.951%	03/11/27	1,355	1,340,889
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.538%	01/22/30	1,215	1,265,923

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	948	$963,808
5.367%(ff)	02/25/31(a)	3,792	3,915,613
5.690%(ff)	03/12/30	800	830,839
5.785%(ff)	02/25/36	575	601,882
6.036%(ff)	03/12/55	1,500	1,573,738
7.385%(ff)	11/02/28	800	844,937
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	308,846
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	965	879,938
3.132%(ff)	01/20/33	2,200	2,006,319
4.400%	08/14/28	530	531,419
5.198%(ff)	01/10/30	728	744,167
5.283%(ff)	11/19/30	2,390	2,455,399
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33	1,005	1,054,248
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,515,986
Sub. Notes, 144A
5.906%(ff)	11/19/35	900	932,614
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.625%	09/12/28	495	498,337
5.389%(ff)	05/28/31	2,640	2,710,040
5.876%(ff)	01/14/31	300	312,992
6.027%(ff)	05/28/36	1,645	1,725,599
6.293%(ff)	01/14/36	1,425	1,522,882
6.714%(ff)	10/19/29	1,350	1,430,933
7.003%(ff)	10/19/34	585	649,985
Sub. Notes, 144A
6.508%(ff)	01/18/35	1,465	1,552,394
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36	1,540	1,581,580
6.037%(ff)	06/15/35	1,460	1,554,473
6.840%(ff)	09/13/34	408	454,694
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30	276	286,412
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	600	599,201
5.875%	04/30/29	400	420,770
Citibank NA,
Sr. Unsec’d. Notes
4.914%	05/29/30	970	997,881
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	4,598	4,260,545
2.666%(ff)	01/29/31	640	599,258
3.520%(ff)	10/27/28	1,240	1,229,196
3.668%(ff)	07/24/28	948	942,168
3.785%(ff)	03/17/33	1,500	1,429,312
3.887%(ff)	01/10/28	317	316,393
4.075%(ff)	04/23/29	460	459,573

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.503%(ff)	09/11/31	1,305	$1,308,526
4.650%	07/30/45	458	412,068
4.650%	07/23/48	130	114,826
4.658%(ff)	05/24/28	1,965	1,982,020
4.910%(ff)	05/24/33	530	536,107
4.952%(ff)	05/07/31	970	990,370
5.174%(ff)	02/13/30	510	523,447
5.174%(ff)	09/11/36	390	394,090
5.449%(ff)	06/11/35	1,510	1,561,931
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	4,201,757
Sub. Notes
4.450%	09/29/27	964	970,165
4.600%	03/09/26	225	225,042
4.750%	05/18/46	22	19,332
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31(a)	670	688,066
5.718%(ff)	07/23/32	700	734,735
6.645%(ff)	04/25/35	145	159,416
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28	640	636,512
3.758%(ff)	04/06/33	1,000	945,877
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	4,886	4,982,447
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33	2,330	2,325,993
5.222%(ff)	05/27/31	1,772	1,819,304
5.862%(ff)	01/09/36	1,210	1,274,440
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,000	2,077,668
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	915	933,697
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28	545	535,516
5.297%(ff)	05/09/31	3,725	3,811,916
5.403%(ff)	09/11/35(a)	1,275	1,298,562
6.819%(ff)	11/20/29	2,500	2,663,394
Sr. Non-Preferred Notes, SOFR + 1.219%
5.026%(c)	11/16/27	715	715,940
Sr. Preferred Notes
4.469%(ff)	12/10/31	335	333,908
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29(a)	1,305	1,347,951
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.383%(ff)	07/21/32	625	559,874
2.600%	02/07/30	310	291,372
2.615%(ff)	04/22/32	2,689	2,452,111
2.640%(ff)	02/24/28	4,335	4,267,541
2.908%(ff)	07/21/42	1,640	1,202,910
3.615%(ff)	03/15/28	1,645	1,635,524

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.814%(ff)	04/23/29	910	$904,571
4.223%(ff)	05/01/29	521	521,963
4.482%(ff)	08/23/28	2,077	2,090,996
4.692%(ff)	10/23/30	120	121,643
4.939%(ff)	10/21/36	1,960	1,946,087
5.049%(ff)	07/23/30	1,100	1,127,062
5.207%(ff)	01/28/31(a)	1,685	1,740,182
5.218%(ff)	04/23/31	1,363	1,407,321
5.536%(ff)	01/28/36	590	612,729
6.250%	02/01/41	629	689,114
Sub. Notes
6.750%	10/01/37	335	374,310
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.804%(ff)	05/24/32	989	904,300
2.848%(ff)	06/04/31	417	389,855
4.619%(ff)	11/06/31	1,175	1,178,171
5.130%(ff)	03/03/31	1,505	1,541,576
5.133%(ff)	11/06/36	840	840,083
5.240%(ff)	05/13/31	1,725	1,775,186
5.286%(ff)	11/19/30	1,140	1,173,839
5.402%(ff)	08/11/33	735	761,574
5.887%(ff)	08/14/27	550	555,694
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28	3,360	3,378,324
5.272%(ff)	01/15/31	550	566,254
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	540	535,703
2.069%(ff)	06/01/29	5,020	4,791,668
2.182%(ff)	06/01/28	462	450,473
2.545%(ff)	11/08/32	995	897,621
2.580%(ff)	04/22/32	655	598,761
2.739%(ff)	10/15/30	508	481,916
2.947%(ff)	02/24/28	2,070	2,045,206
3.540%(ff)	05/01/28(a)	1,184	1,177,390
3.702%(ff)	05/06/30	62	61,068
3.782%(ff)	02/01/28	1,057	1,054,503
4.255%(ff)	10/22/31	1,145	1,141,183
4.505%(ff)	10/22/28	865	873,689
4.915%(ff)	01/24/29	1,090	1,110,037
4.946%(ff)	10/22/35	315	318,011
4.995%(ff)	07/22/30	265	272,018
5.103%(ff)	04/22/31(a)	1,150	1,187,384
5.140%(ff)	01/24/31	850	878,621
5.299%(ff)	07/24/29	570	586,710
5.336%(ff)	01/23/35(a)	1,335	1,384,365
5.581%(ff)	04/22/30	235	245,138
Sub. Notes
5.576%(ff)	07/23/36	610	632,166
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31	2,125	2,116,728
4.932%(ff)	10/16/30	1,490	1,515,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)	920	$944,853
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,633,049
4.943%(ff)	11/04/36	1,520	1,504,355
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	1,000	1,013,723
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.159%(ff)	04/24/31	200	206,088
5.188%(ff)	09/12/36	700	710,657
5.475%(ff)	02/22/31	1,500	1,561,774
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.711%(ff)	07/08/31	1,095	1,107,240
5.323%(ff)	07/08/36(a)	2,585	2,654,083
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	1,325	1,327,673
4.654%(ff)	10/18/30	335	338,973
5.230%(ff)	01/15/31	255	262,860
5.449%(ff)	07/20/29	585	603,720
5.466%(ff)	01/18/35	1,500	1,558,242
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	235,328
2.699%(ff)	01/22/31	4,236	3,975,044
4.431%(ff)	01/23/30	4,426	4,450,771
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	5,075	4,458,474
1.928%(ff)	04/28/32	225	197,419
2.511%(ff)	10/20/32	220	197,313
3.591%(cc)	07/22/28	428	425,065
3.622%(ff)	04/01/31	1,080	1,049,034
5.656%(ff)	04/18/30	650	677,250
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31	1,770	1,764,456
4.892%(ff)	10/22/36	1,125	1,115,930
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.016%(ff)	01/12/29	1,740	1,772,549
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	624,096
5.115%(ff)	05/23/31	1,085	1,113,227
5.516%(ff)	09/30/28	3,800	3,893,756
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.359%	09/09/35(a)	1,500	1,518,190
5.430%	03/09/28(a)	1,830	1,871,090
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	700	712,583
5.102%(ff)	07/23/27	1,740	1,749,652
5.373%(ff)	07/21/36	1,160	1,194,664

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.582%(ff)	06/12/29	1,300	$1,348,048
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
4.965%(ff)	01/24/29(a)	1,750	1,779,962
5.150%	02/01/34	350	364,126
5.153%(ff)	02/04/31	1,040	1,069,952
Sr. Unsec’d. Notes, MTN
2.050%	01/21/27	1,395	1,370,022
3.875%	05/04/32	440	425,737
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.694%(ff)	04/15/31	3,865	4,025,695
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Non-Preferred Notes, 144A, MTN
4.500%	09/03/30	800	801,793
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.512%(ff)	05/22/31	310	319,552
5.519%(ff)	01/19/28	1,455	1,472,892
6.066%(ff)	01/19/35	1,090	1,150,154
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	2,195	2,171,044
5.250%	02/19/27	3,817	3,860,057
6.100%(ff)	04/13/33	2,820	2,976,032
6.691%(ff)	01/10/34	480	522,323
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30	1,306	1,329,808
State Street Bank & Trust Co.,
Sr. Unsec’d. Notes
4.782%	11/23/29	1,075	1,106,168
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	2,095	2,056,920
4.784%(ff)	10/23/36	510	507,676
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.954%(ff)	07/08/33	2,645	2,688,398
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
4.783%	12/17/29(a)	1,760	1,797,995
5.298%	01/30/32	780	814,139
Sr. Unsec’d. Notes, MTN
2.800%	03/10/27	1,360	1,343,819
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36	1,155	1,142,780
5.122%(ff)	01/26/34	3,695	3,763,672
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	540,515
5.836%(ff)	06/12/34	170	181,255
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,217,901
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	350,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	736	$659,765
3.091%(ff)	05/14/32	2,077	1,924,224
4.194%(ff)	04/01/31	1,765	1,746,578
4.253%	03/23/28	607	607,182
6.301%(ff)	09/22/34	438	477,699
Sr. Unsec’d. Notes, 144A, MTN
4.844%(ff)	11/06/33	200	200,184
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.150%(ff)	04/23/31	805	830,562
5.211%(ff)	12/03/35	770	786,801
5.244%(ff)	01/24/31	555	574,440
5.389%(ff)	04/24/34	365	379,372
5.499%(ff)	01/23/35(a)	1,220	1,271,897
5.605%(ff)	04/23/36(a)	2,522	2,643,738
6.491%(ff)	10/23/34	240	265,780
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	8,266,578
2.879%(ff)	10/30/30	1,257	1,196,541
3.350%(ff)	03/02/33	3,370	3,143,057
4.808%(ff)	07/25/28	1,660	1,678,244
4.897%(ff)	07/25/33	301	305,758
5.013%(ff)	04/04/51	1,553	1,421,579
5.574%(ff)	07/25/29	309	319,745
Sr. Unsec’d. Notes, MTN, Series W
4.900%(ff)	01/24/28	1,750	1,765,128
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27(a)	1,895	1,951,545

			318,719,435

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,235	1,141,494
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	193,644
5.400%	06/15/33	359	363,343
Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	02/01/35	470	487,367
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	277,359
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	32	30,396
3.950%	04/15/29	420	415,205
4.050%	04/15/32	610	586,819
4.600%	05/15/30	663	666,613
5.150%	05/15/35	155	155,483
5.300%	03/15/34	636	648,502
Gtd. Notes, Series 10
5.200%	03/15/31	341	350,394

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Gtd. Notes, Series 31
2.250%	03/15/31	1,237	$1,102,579

			6,419,198

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	125,119
5.150%	11/15/41	855	827,800
5.650%	03/02/53	1,654	1,622,392
5.750%	03/02/63	225	219,759
Biogen, Inc.,
Sr. Unsec’d. Notes
5.750%	05/15/35(a)	645	679,300
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	489	361,371
4.750%	03/01/46	213	193,256
5.250%	10/15/33	925	972,015
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30(a)	1,300	1,159,011
Royalty Pharma PLC,
Gtd. Notes
5.200%	09/25/35(a)	2,570	2,581,914

			8,741,937

Building Materials — 0.1%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	425	331,518
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	500	368,964
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	320	332,990
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	65	67,872
Trane Technologies Financing Ltd.,
Gtd. Notes
5.100%	06/13/34	75	76,834
5.250%	03/03/33	750	780,541

			1,958,719

Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
8.500%	01/12/31	1,320	510,675
Celanese US Holdings LLC,
Gtd. Notes
6.850%(cc)	11/15/28	374	391,228
CF Industries, Inc.,
Gtd. Notes
5.300%	11/26/35	750	748,109

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^(x)		392	$333,471
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		2,050	2,055,445
5.419%	11/15/48		43	40,948
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32		1,235	1,267,422
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30		1,040	938,027
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		609	656,776
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		950	932,425
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		180	181,710
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
7.378%	11/14/32		1,250	1,416,950

				9,473,186

Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		505	459,091

Commercial Services — 0.3%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		322	339,512
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30		750	780,805
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		525	501,701
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		420	431,406
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	244,465
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.641%	11/24/30		1,180	1,181,791
5.037%	03/25/30		425	433,612
6.319%	12/04/28		1,800	1,897,674
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	628,016

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	600	$556,127
4.950%	08/15/27	1,630	1,648,919
5.550%	11/15/35	1,935	1,924,512
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31	325	329,662
6.000%	03/15/34	65	65,859
7.000%	06/15/30	235	247,169
7.250%	06/15/33(a)	100	105,988
Hertz Corp. (The),
Sr. Unsec’d. Notes, 144A
0.000%	01/15/28	379	72,958
7.125%	08/01/26	255	52,275
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35	875	877,672

			12,320,123

Computers — 0.3%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31	685	685,311
4.500%	10/04/34	460	453,616
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26	1,000	982,262
Dell International LLC/EMC Corp.,
Gtd. Notes
5.300%	04/01/32	1,965	2,020,689
Sr. Unsec’d. Notes
5.300%	10/01/29	1,250	1,290,102
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.600%	10/15/54(a)	1,265	1,173,325
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	2,090	2,052,060
4.800%	02/10/30(a)	1,075	1,099,714
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	400	434,475

			10,191,554

Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	370	367,318
3.625%	03/24/32	400	380,670
Kenvue, Inc.,
Sr. Unsec’d. Notes
4.850%	05/22/32	875	894,146
5.050%	03/22/53(a)	660	602,218

			2,244,352

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(d)	390	$167,729

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,140,934
3.300%	01/30/32	4,739	4,375,434
Aircastle Ltd./Aircastle Ireland DAC,
Gtd. Notes, 144A
5.000%	09/15/30	1,066	1,074,836
5.250%	03/15/30	865	881,787
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	429,017
Sr. Unsec’d. Notes
4.804%(ff)	10/24/36	685	677,122
4.918%(ff)	07/20/33	450	457,976
5.016%(ff)	04/25/31	910	937,391
5.043%(ff)	07/26/28	1,090	1,108,079
5.085%(ff)	01/30/31	1,390	1,433,220
5.442%(ff)	01/30/36	775	804,724
5.850%	11/05/27	1,870	1,934,146
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/35(a)	945	965,109
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
5.125%	04/10/30	695	705,601
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	890	864,012
4.700%	01/30/31	595	591,115
4.950%	01/15/28	1,097	1,112,435
5.150%	01/15/30	6,245	6,357,599
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	466,081
4.493%(ff)	09/11/31(a)	835	833,297
4.927%(ff)	05/10/28	1,090	1,102,917
7.624%(ff)	10/30/31	1,005	1,135,510
7.964%(ff)	11/02/34	1,000	1,178,927
Sub. Notes
6.183%(ff)	01/30/36	950	992,971
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	889,405
6.136%(ff)	08/24/34	180	196,173
Equitable America Global Funding,
Sec’d. Notes, 144A
4.700%	09/15/32(a)	1,455	1,445,307
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	170	179,348
ICITII,
Gtd. Notes, 144A
6.000%	01/31/33^	19	8,272

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	1,230	$913,811
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	1,951	1,973,657
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,349,157
6.070%	07/12/28	2,000	2,087,414
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	275,890
OneMain Finance Corp.,
Gtd. Notes
6.625%	05/15/29	585	605,873
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	923	901,927
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	299,250
Synchrony Financial,
Sr. Unsec’d. Notes
5.450%(ff)	03/06/31(a)	1,245	1,275,693
6.000%(ff)	07/29/36	585	600,565

			44,561,982

Electric — 3.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	543,480
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30(a)	5,000	4,554,711
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	64,755
AES Corp. (The),
Sr. Unsec’d. Notes
5.800%	03/15/32	1,010	1,036,072
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	242	172,392
3.750%	03/01/45	187	147,263
5.100%	04/02/35	200	204,816
Sr. Unsec’d. Notes, Series 11-C
5.200%	06/01/41	170	166,772
Sr. Unsec’d. Notes, Series C
4.300%	03/15/31	1,280	1,284,426
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,628,735
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	449,244

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.700%	08/15/34(a)	690	$725,926
6.350%	12/15/32	350	382,192
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.450%	06/01/35	535	554,960
5.650%	06/01/54(a)	1,050	1,043,019
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	38,969
5.000%	02/01/31	60	60,883
5.125%	03/15/28	478	478,086
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	240,724
General Ref. Mortgage
3.950%	03/01/48	366	291,915
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	1,110	1,149,989
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	291,844
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	485	322,511
5.500%	03/15/34	270	283,605
5.500%	03/15/55	1,030	1,000,134
5.700%	05/15/54	425	424,570
5.750%	11/15/55	245	244,940
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	187,937
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	117,694
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54	1,000	993,503
5.800%	03/01/33	397	424,075
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.000%	06/15/30	1,145	1,176,514
7.000%	06/15/38	592	670,543
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,253,949
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	121,873
3.950%	03/15/48	142	112,555
4.850%	03/15/30(a)	1,660	1,709,363
First Ref. Mortgage
3.750%	06/01/45	187	147,215
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	410	380,319
2.550%	06/15/31	4,199	3,825,198
3.500%	06/15/51(a)	255	176,940

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.300%	03/15/28	1,100	$1,106,183
4.500%	08/15/32	280	279,257
4.950%	09/15/35	1,475	1,463,444
5.000%	08/15/52	300	264,877
5.450%	06/15/34	535	557,451
5.700%	09/15/55	630	612,800
5.800%	06/15/54	410	405,708
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	420	378,674
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	233,111
5.550%	03/15/54	355	346,667
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	319,237
5.050%	03/15/35	990	1,007,837
5.550%	03/15/55	430	424,577
Edison International,
Sr. Unsec’d. Notes
5.250%	03/15/32(a)	221	221,079
6.250%	03/15/30	800	836,742
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,380	1,179,280
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	4,210	4,155,844
5.000%	09/30/35	835	828,532
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51	2,000	1,191,860
Entergy Louisiana LLC,
First Mortgage
5.800%	03/15/55	375	377,388
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	1,459	1,043,050
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	569,941
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	430	461,446
Evergy Metro, Inc.,
General Ref. Mortgage
5.400%	04/01/34	421	438,114
Mortgage
4.200%	03/15/48	561	458,943
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	479	456,632
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32(a)	915	846,615
4.450%	12/15/30	320	318,363
4.600%	07/01/27	1,595	1,605,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.125%	05/15/33(a)	710	$717,146
5.450%	03/01/28(a)	1,795	1,840,244
5.500%	01/01/34	166	170,789
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	175	174,419
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	410	361,337
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	459,218
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	115,797
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53	2,560	2,459,291
Georgia Power Co.,
Sr. Unsec’d. Notes
4.000%	10/01/28	795	797,897
4.700%	05/15/32	1,040	1,055,190
4.950%	05/17/33	315	321,460
5.200%	03/15/35	520	533,958
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
5.600%	06/29/35	680	707,772
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	492,114
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,140	2,019,818
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.100%	01/15/35	470	475,778
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,207,224
4.800%	09/15/43	1,105	1,003,600
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	121,096
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	770	751,847
5.850%	02/15/34	200	211,725
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	2,615	2,405,545
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.996%	07/03/55	330	335,151
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	117,571
3.875%	02/15/32	480	448,531

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A
5.407%	10/15/35		1,275	$1,270,690
Sr. Unsec’d. Notes, 144A
5.750%	01/15/34		400	403,420
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.200%	03/01/35		770	786,059
5.400%	06/01/34		425	440,520
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48		220	196,299
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
4.950%	12/15/29		220	224,933
5.500%	01/15/33		315	327,705
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		328	252,564
5.000%	06/01/33		1,685	1,709,946
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		321	311,195
2.500%	02/01/31		2,380	2,142,114
3.300%	08/01/40		397	301,120
3.500%	08/01/50	(a)	270	182,470
3.950%	12/01/47		1,410	1,049,677
4.000%	12/01/46		1,650	1,237,143
4.300%	03/15/45		1,077	855,579
4.550%	07/01/30		660	657,375
4.600%	06/15/43		116	96,912
4.750%	02/15/44		165	139,584
4.950%	07/01/50		1,731	1,465,704
5.050%	10/15/32		300	301,846
5.450%	06/15/27		2,100	2,135,469
5.800%	05/15/34		1,670	1,736,258
5.900%	10/01/54		1,676	1,607,988
6.100%	01/15/29		555	580,838
6.100%	10/15/55		405	398,252
6.150%	01/15/33		423	448,981
6.750%	01/15/53		881	937,953
6.950%	03/15/34		1,152	1,282,291
PacifiCorp,
First Mortgage
5.350%	12/01/53		409	358,525
5.500%	05/15/54		673	601,992
5.750%	04/01/37		235	238,664
5.800%	01/15/55		66	61,593
6.250%	10/15/37		60	62,662
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		136	103,922
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		232	231,348
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		75	78,117

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PG&E Wildfire Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-5
5.099%	06/01/54		1,800	$1,678,412
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes
4.900%	05/15/28		580	590,665
5.150%	05/15/30		602	620,280
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31		2,302	2,637,719
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35		1,390	1,406,006
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/30	(a)	1,095	1,120,251
5.450%	04/01/34		145	149,917
5.850%	11/15/27		1,780	1,835,373
6.125%	10/15/33		730	786,058
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		308	301,642
4.224%	03/15/32		300	287,568
5.725%	03/15/35		2,250	2,308,835
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		240	197,218
5.350%	04/01/53		2,950	2,792,741
5.400%	04/15/35		645	668,416
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
5.341%	03/15/47		650	651,991
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		694	629,922
2.750%	02/01/32		470	418,243
3.650%	02/01/50		1,245	869,934
5.200%	06/01/34		295	296,543
5.450%	03/01/35		210	213,049
5.700%	03/01/53		650	604,158
5.750%	04/15/54		1,235	1,158,424
5.875%	12/01/53		371	355,899
5.900%	03/01/55		556	536,134
5.950%	11/01/32		85	90,041
6.200%	09/15/55		30	30,165
First Mortgage, Series D
4.700%	06/01/27		2,180	2,196,733
First Mortgage, Series E
5.450%	06/01/52		474	426,649
First Ref. Mortgage
4.000%	04/01/47		810	608,953
4.650%	10/01/43		80	68,065
6.000%	01/15/34		235	246,752
First Ref. Mortgage, Series 13-A
3.900%	03/15/43		131	100,592
First Ref. Mortgage, Series C
4.125%	03/01/48		932	708,094

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27		2,150	$2,184,035
Sr. Unsec’d. Notes
4.850%	03/15/35		1,625	1,605,904
5.700%	03/15/34		325	342,431
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		3,585	3,455,111
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35	(a)	1,205	1,192,812
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33		265	272,047
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/31		190	195,178
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	(a)	1,985	2,032,453
5.000%	01/15/34		1,590	1,611,820
5.350%	01/15/54		380	356,251
5.650%	03/15/55		2,035	1,995,638
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45		80	66,315
Sr. Unsec’d. Notes, Series C
4.900%	09/15/35	(a)	1,505	1,499,113
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26	(oo)	925	945,003
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29	(oo)	2,700	2,975,629
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		845	844,647
Sr. Sec’d. Notes, 144A
5.250%	10/15/35		1,126	1,120,233
5.700%	12/30/34		270	277,896
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		295	292,325
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34		610	628,701
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32		735	731,723
5.600%	04/15/35		860	891,749

				150,104,827

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
5.300%	11/15/55		960	918,159

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35			640	$651,477

					1,569,636

Engineering & Construction — 0.1%
Atrium Garden DUS4.2100-01-31 (),
4.210%	01/01/31	^		815	815,389
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47			644	567,324
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			545	532,399
4.250%	10/31/26			1,386	1,379,943
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29			1,500	1,453,479

					4,748,534

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29			500	479,945
Sr. Sec’d. Notes, 144A
7.000%	02/15/30			500	517,793
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32			335	355,326

					1,353,064

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.200%	11/15/34			1,190	1,231,397
Veralto Corp.,
Gtd. Notes
5.500%	09/18/26			305	307,527

					1,538,924

Foods — 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31			55	55,647
5.750%	03/31/34			90	90,338
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28			1,235	1,217,004
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31		EUR	110	125,555
8.125%	05/14/30		GBP	200	250,382
Sr. Sec’d. Notes, 144A
8.000%	07/01/31		EUR	1,075	1,224,306
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36			750	764,441

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	575	$599,599
6.500%	12/01/52	175	179,829
6.750%	03/15/34(a)	1,480	1,630,151
7.250%	11/15/53	250	276,422
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36	2,250	2,283,366
6.250%	03/01/56	105	104,614
6.375%	04/15/66	3,045	3,025,794
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34	330	331,945
5.500%	09/15/54	900	858,657
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	505	419,606
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28	195	197,626
5.000%	03/01/32(a)	2,390	2,462,332
5.200%	03/01/35	2,375	2,438,972
5.650%	05/01/45	3,915	3,948,995
5.800%	05/01/65	370	371,653
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/17/27	1,370	1,348,769
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	342,966
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.700%	03/15/34	150	158,202

			24,707,171

Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	450	486,830
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27	3,170	3,187,608
4.866%	08/05/32	1,705	1,689,448
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	201	179,304
5.850%	01/15/41	251	261,178
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	403,690
3.600%	05/01/30(a)	790	767,972
5.350%	04/01/34	250	257,799
5.350%	07/15/35(a)	1,070	1,094,910
5.400%	06/30/33	280	290,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage
5.750%	06/01/53	590	$587,444
6.000%	06/15/55(a)	1,410	1,449,742
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series B
5.100%	09/15/35	900	907,079
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30	250	227,233

			11,790,698

Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39	1,000	952,894
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	1,150	941,573
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27(a)	1,265	1,301,927
Sr. Unsec’d. Notes
4.950%	12/15/35	425	424,644
5.500%	06/15/35(a)	605	629,001
5.905%	11/22/32	620	667,497
Solventum Corp.,
Gtd. Notes
5.600%	03/23/34(a)	1,601	1,666,941
5.900%	04/30/54	527	530,496
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.473%	10/07/32	2,180	2,185,438
VSP Optical Group, Inc.,
Gtd. Notes, 144A
5.450%	12/01/35	150	151,069

			9,451,480

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	242,814
6.750%	12/15/37	469	517,043
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	416,749
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	990	854,039
2.625%	08/01/31	280	240,578
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	1,008,646
Sr. Unsec’d. Notes
3.200%	03/15/40	2,320	1,834,421
4.875%	09/15/32	790	800,169
5.250%	01/15/36	1,640	1,668,476

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	$186,319
Sr. Sec’d. Notes
5.205%	12/01/31	275	284,838
5.318%	12/01/34	3,145	3,205,433
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,540	1,498,585
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	272,336
4.550%	05/15/52	210	173,742
5.375%	06/15/34	425	439,129
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	336	317,389
4.625%	03/15/52	1,800	1,468,627
4.900%	11/15/35	310	305,930
5.250%	03/01/30	1,050	1,084,070
5.450%	09/15/34	520	535,255
5.500%	06/15/47	656	620,304
5.600%	04/01/34	75	78,236
5.750%	03/01/35	804	843,860
5.950%	09/15/54	350	346,234
6.100%	04/01/64	120	119,144
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31	955	986,690
5.550%	05/01/35	880	898,106
5.750%	03/01/28	1,280	1,319,572
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	974,603
Unsec’d. Notes, Series 2021
2.810%	06/01/41	350	260,333
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30	2,570	2,572,297
4.550%	04/01/32	670	669,270
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	378	333,371
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	202	214,231
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	803,456
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	153,003
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	553,600
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	271,146

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.625%	06/15/28	200	$200,309
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	640	649,118
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	282,743
2.300%	05/15/31	200	180,445
2.750%	05/15/40	1,190	890,602
3.250%	05/15/51	168	113,572
3.700%	08/15/49	135	100,176
3.875%	08/15/59	511	366,955
4.200%	05/15/32	635	627,241
4.500%	04/15/33	385	382,182
4.750%	05/15/52	495	427,978
4.950%	05/15/62	585	506,985
5.050%	04/15/53	800	723,198
5.300%	02/15/30	125	130,359
5.300%	06/15/35	245	253,652
5.375%	04/15/54(a)	1,145	1,081,814
5.700%	10/15/40	246	255,276
5.750%	07/15/64	25	24,424

			36,569,073

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,738	1,835,238

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	475	484,412
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	179,799
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	364,437
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,247	1,210,076
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	80	82,304
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	249	250,567
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	308,184

			2,879,779

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	190	185,654
6.625%	05/15/32(a)	95	91,847

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	145	$151,886

			429,387

Insurance — 0.7%
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34(a)	1,710	1,778,081
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	265	275,123
Athene Global Funding,
Sec’d. Notes, 144A
4.721%	10/08/29(a)	1,525	1,524,675
4.950%	01/07/27	1,095	1,103,026
5.684%	02/23/26	2,670	2,675,200
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	1,700	1,504,391
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	464,690
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29	600	616,155
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	240	241,534
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,115	1,061,905
5.000%	03/27/30(a)	600	613,066
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	782,742
6.000%	12/07/33	2,760	2,925,816
GA Global Funding Trust,
Sec’d. Notes, 144A
4.500%	09/18/30	865	854,899
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	2,010
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	480,690
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	140,770
Met Tower Global Funding,
Sec’d. Notes, 144A, MTN
4.800%	01/14/28	1,740	1,767,830
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	481,466
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,208,645

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	300	$308,994
RGA Global Funding,
Sec’d. Notes, 144A
5.250%	01/09/30	1,740	1,796,790
5.448%	05/24/29	950	982,990
Sammons Financial Group Global Funding,
Sec’d. Notes, 144A
4.950%	06/12/30	760	770,066
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	344,754
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	595,263
6.850%	12/16/39	50	57,571
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.050%	07/24/35	870	884,411
Willis North America, Inc.,
Gtd. Notes
4.650%	06/15/27	1,965	1,980,135

			28,223,688

Internet — 0.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes
5.300%	05/15/65	1,510	1,420,772
5.350%	11/15/45	1,800	1,790,676
5.700%	11/15/75	1,240	1,221,919
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	187,549
4.250%	08/22/57	145	116,444
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	4,590	4,859,279
Cablevision Lightpath LLC,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	268,812
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	140	144,245
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35	1,400	1,398,926
5.400%	08/15/54	1,415	1,316,587
5.500%	11/15/45	2,845	2,765,133
5.550%	08/15/64	900	836,037
5.625%	11/15/55	845	812,396
5.750%	11/15/65	1,427	1,363,185
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	125	124,748
4.800%	09/15/35	1,720	1,707,248

			20,333,956

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies — 0.1%
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A
5.150%	01/15/31	1,045	$1,025,596
5.800%	09/09/30	890	899,104
Blackstone Secured Lending Fund,
Sr. Unsec’d. Notes
5.125%	01/31/31(a)	1,620	1,599,989

			3,524,689

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	212,198
7.375%	05/01/33	125	129,953
7.500%	09/15/31	300	316,215
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	125	127,841
6.000%	12/15/35	125	128,159
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	160	166,139
9.250%	10/01/28	150	157,512

			1,238,017

Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
5.125%	05/01/29	390	394,243
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	300	294,750
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	185	189,434
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	355	350,708

			1,229,135

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	206,180
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	320,333
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	396	403,714

			930,227

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
4.800%	01/08/30	1,740	1,797,922

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	441	$460,144
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29	1,730	1,778,773
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.900%	05/29/30	715	731,342
5.611%	03/11/34	760	798,619

			3,768,878

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	538	537,388
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	80	74,858
3.500%	03/01/42	300	207,599
3.850%	04/01/61	909	541,815
4.400%	12/01/61	512	334,431
5.050%	03/30/29	2,216	2,242,439
5.125%	07/01/49	685	537,098
5.250%	04/01/53(a)	400	316,404
5.375%	05/01/47	246	202,481
5.500%	04/01/63	480	378,880
5.750%	04/01/48	365	313,548
5.850%	12/01/35	500	499,407
6.384%	10/23/35(a)	1,805	1,861,752
6.484%	10/23/45	20	18,813
6.550%	06/01/34	410	431,489
6.650%	02/01/34	275	289,961
6.834%	10/23/55	151	145,147
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	32	28,546
2.800%	01/15/51	604	350,421
2.887%	11/01/51	2,145	1,255,669
3.250%	11/01/39	305	238,316
3.400%	04/01/30	340	329,841
3.750%	04/01/40	1,551	1,277,284
3.969%	11/01/47	1,053	788,204
3.999%	11/01/49	297	218,986
4.000%	08/15/47	130	98,171
4.250%	10/15/30	494	493,989
4.250%	01/15/33	292	285,348
5.100%	06/01/29	2,785	2,873,826
5.650%	06/01/54	325	304,854
Gtd. Notes, 144A
5.168%	01/15/37	524	516,775
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	2,430	2,389,906
5.950%	09/01/54	815	714,205

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	138	$122,832
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	372,338
4.125%	12/01/30	200	122,981
5.375%	02/01/28	260	188,871
5.500%	04/15/27	350	299,657
6.500%	02/01/29	900	594,621
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	288	102,834
5.750%	01/15/30	550	201,850
Paramount Global,
Gtd. Notes
4.200%	05/19/32	25	22,591
4.375%	03/15/43	1,718	1,196,090
4.950%	01/15/31	270	259,155
4.950%	05/19/50	310	218,358
5.850%	09/01/43	366	300,848
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,500	1,154,492
6.550%	05/01/37	692	705,886
6.750%	06/15/39	714	722,091
7.300%	07/01/38	1,201	1,288,001

			28,971,347

Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.750%	04/05/34	1,365	1,433,673
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	106,999
5.750%	05/01/43	17	17,292
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33(a)	775	788,753
5.125%	02/21/32	70	72,249
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	135	139,865
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	415	436,144
Sec’d. Notes, 144A
9.375%	03/01/29	650	684,450
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	36	36,273
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	190	175,096
5.371%	04/04/29(a)	1,930	1,989,176
5.634%	04/04/34	552	576,433
6.375%	10/06/30	835	897,701
6.500%	10/06/33	155	171,171

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	145	$153,596
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	525	544,871
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	525	573,897
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.000%	03/14/32	380	391,777
5.875%	03/14/65	340	351,888
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	93,414

			9,634,718

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	136,744
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	351,139

			487,883

Oil & Gas — 0.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,301	3,944,229
Sr. Unsec’d. Notes, 144A
5.250%	10/30/35	690	673,049
5.800%	10/01/54	1,245	1,128,513
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	35,584
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	900	930,999
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	882	575,897
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,412,565
5.400%	06/15/47	111	101,855
6.750%	11/15/39	53	58,243
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	345	253,628
4.025%	03/15/62	1,314	955,901
4.300%	11/15/44	362	306,222
4.700%	01/15/30	1,760	1,794,135
5.300%	05/15/53	250	233,053
5.500%	01/15/55	15	14,375
5.550%	03/15/54	170	163,910
5.650%	01/15/65	395	380,505

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.700%	09/15/63	865	$835,536
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	494,888
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	730	741,135
5.600%	03/15/34	572	589,900
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	425	412,505
9.250%	02/15/28	559	576,528
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	311	269,370
5.600%	07/15/41	506	490,058
Diamondback Energy, Inc.,
Gtd. Notes
5.400%	04/18/34	565	578,527
5.750%	04/18/54	200	189,159
5.900%	04/18/64	270	255,739
6.250%	03/15/33	525	566,162
6.250%	03/15/53	130	131,527
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	1,380	1,480,257
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	475	489,186
5.950%	05/15/54	550	545,930
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/31	55	55,200
5.000%	07/15/32	625	639,982
5.350%	01/15/36	365	375,123
5.650%	12/01/54	330	323,508
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	50	54,994
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31	560	526,345
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	505	427,071
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	205	147,421
4.114%	03/01/46	534	447,315
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	853	987,808
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	101,644
6.000%	02/01/31	103	97,740
6.250%	04/15/32	625	587,966

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		1,100		$1,167,498
7.375%	11/01/31		150		167,386
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274		366,337
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	01/23/29		1,215		1,236,262
6.625%	06/15/38		10		9,110
6.700%	02/16/32		1,276		1,272,338
6.840%	01/23/30		73		74,161
Gtd. Notes, MTN
8.750%	06/02/29		956		1,024,937
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700		634,217
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	07/17/64		275		267,094
Shell Finance US, Inc.,
Gtd. Notes
4.375%	05/11/45		241		207,815
Gtd. Notes, 144A
6.375%	12/15/38		665		740,729
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64		800		747,589
5.638%	04/05/64(a)		1,300		1,257,176
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30		805		835,910
6.500%	05/22/35		590		623,815

					39,013,561

Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32		3,450		3,222,587
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(d)		—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%
12.000%	12/01/30		200		183,750
Sr. Sec’d. Notes, 144A
9.500%	12/01/30		228		246,841
Ball Corp.,
Gtd. Notes
5.500%	09/15/33		500		509,312
6.000%	06/15/29		325		334,432
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31		2,390		2,524,468

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		225	$231,632
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49		1,350	1,072,265

				8,325,287

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29		1,974	1,914,680
4.050%	11/21/39		3,095	2,763,326
4.250%	11/21/49		497	409,881
4.950%	03/15/31		200	206,925
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		468	382,353
5.200%	02/22/34		730	759,147
5.550%	02/22/54		385	378,454
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30	(a)	1,695	1,710,796
5.000%	11/15/29		1,180	1,211,947
5.450%	02/15/34		400	415,691
Cencora, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/34		1,000	1,025,379
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30		175	155,509
1.875%	02/28/31		948	832,593
2.125%	09/15/31		1,035	909,400
3.250%	08/15/29		627	605,277
3.750%	04/01/30		448	437,240
4.125%	04/01/40		79	67,509
5.125%	07/20/45		790	714,133
5.300%	12/05/43		130	121,086
5.450%	09/15/35		140	143,299
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		121	122,052
6.943%	01/10/30		139	144,007
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32		1,875	1,901,273
5.500%	02/12/55		415	416,013
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53		750	707,381
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30		597	563,409
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		2,830	2,171,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.000%	06/22/50	480	$319,802

			21,510,362

Pipelines — 1.4%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	978,261
4.000%	03/01/31	210	204,622
Gtd. Notes, 144A
5.550%	10/30/35	1,405	1,437,804
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	989,369
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
4.999%	11/17/32	415	415,126
5.097%	10/01/31	343	349,006
5.681%	01/15/34	365	375,534
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,468,640
5.927%	08/15/30	715	756,879
6.036%	11/15/33	1,405	1,504,006
6.544%	11/15/53	150	160,222
DT Midstream, Inc.,
Gtd. Notes, 144A
5.800%	12/15/34	755	784,460
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
6.200%	01/15/55	405	419,318
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	41,301
Enbridge, Inc. (Canada),
Gtd. Notes
5.625%	04/05/34	1,850	1,924,620
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,687
Sr. Unsec’d. Notes
4.950%	06/15/28	634	644,536
5.000%	05/15/50	240	201,124
5.300%	04/01/44	9	8,178
5.400%	10/01/47	3,551	3,191,560
6.250%	04/15/49	1,325	1,312,822
7.500%	07/01/38	192	222,435
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	185	123,903
3.700%	01/31/51	207	152,149
4.600%	01/15/31	780	789,886
4.850%	03/15/44	151	138,016
4.950%	02/15/35	250	253,205
5.200%	01/15/36	575	585,223
5.950%	02/01/41	335	353,673

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42		300	$328,032
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36		575	600,260
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	(a)	1,278	846,651
4.300%	03/01/28		257	258,306
5.550%	06/01/45		28	27,067
Gtd. Notes, GMTN
7.750%	01/15/32		717	832,601
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		365	333,193
4.700%	04/15/48		177	147,214
4.800%	02/15/31		1,390	1,405,233
4.950%	09/01/32		750	755,886
5.000%	01/15/33		1,250	1,254,697
5.200%	03/01/47		1,498	1,339,173
5.200%	12/01/47		1,820	1,619,373
5.400%	04/01/35		135	135,986
5.400%	09/15/35		310	312,337
5.500%	06/01/34		1,035	1,056,716
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31		850	781,279
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		708	782,908
ONEOK, Inc.,
Gtd. Notes
4.750%	10/15/31		745	749,219
5.050%	11/01/34		1,775	1,761,131
5.400%	10/15/35		470	475,152
5.550%	11/01/26		160	161,714
5.800%	11/01/30		260	274,040
6.050%	09/01/33		470	500,204
6.625%	09/01/53		990	1,038,677
Plains All American Pipeline LP,
Sr. Unsec’d. Notes
5.950%	06/15/35		820	854,102
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.600%	01/15/36		610	617,788
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		180	189,947
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		654	659,155
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27		1,295	1,315,757
5.400%	07/30/36	(a)	865	866,917
5.550%	08/15/35		3,190	3,267,850
5.650%	02/15/36		330	339,331

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.500%	03/30/34		370	$404,172
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	(a)	610	582,681
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50		540	416,805
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		65	61,055
4.125%	08/15/31		40	36,394
6.250%	01/15/30		925	935,543
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)	1,735	1,370,955
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		2,609	2,556,058
4.500%	03/01/28		20	20,073
5.250%	02/01/50		441	378,178
5.300%	03/01/48		77	66,451
5.500%	08/15/48		11	9,700
Whistler Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.700%	09/30/31		545	565,709
5.950%	09/30/34		267	275,044
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		11	10,956
4.900%	01/15/45		390	349,932
5.100%	09/15/45		353	324,316
5.150%	03/15/34		105	106,818
5.400%	03/04/44		417	399,877
5.600%	03/15/35		560	581,823
6.000%	03/15/55		215	218,860
7.750%	06/15/31	(a)	643	734,945

				56,105,806

Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		190	198,733
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31		1,500	1,426,778

				1,625,511

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	12/15/32		1,650	1,652,952
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		5,683	5,604,303
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33		955	815,525

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	175	$154,435
2.250%	01/15/31	1,275	1,139,252
3.100%	11/15/29	368	350,791
3.800%	02/15/28	102	101,198
4.800%	09/01/28	152	154,159
5.600%	06/01/29	1,200	1,245,283
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32	1,031	931,832
4.000%	01/15/31	745	712,611
Goodman US Finance Six LLC (Australia),
Gtd. Notes, 144A
5.125%	10/07/34	385	386,254
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,886,981
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	26,714
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,000	1,035,281
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	800	800,322
Prologis Targeted US Logistics Fund LP,
Gtd. Notes, 144A
4.250%	01/15/31	370	367,229
4.750%	01/15/36	1,070	1,045,497
Realty Income Corp.,
Sr. Unsec’d. Notes
4.500%	02/01/33	1,490	1,475,019
4.900%	07/15/33	1,000	1,014,611
5.125%	04/15/35	610	620,452
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28	590	594,749
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,534	2,304,997
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26	1,803	1,803,907
5.750%	02/01/27	3,418	3,456,387

			29,680,741

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	360,276
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28	1,500	1,414,341
5.890%	03/15/35	1,760	1,823,286

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34			170	$175,833
6.550%	11/01/33			209	232,325
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32		EUR	150	181,788
7.375%	08/31/32		GBP	175	243,683
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30			800	838,552
9.000%	06/01/31			856	966,092
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27	(a)		950	947,721
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32			1,075	962,125
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30			337	330,669
3.625%	09/01/49			835	614,186
4.200%	04/01/50			619	498,799
5.000%	02/13/36			815	822,314
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32			459	463,125
5.000%	08/19/34			125	125,908
Rite Aid Corp.,
Sec’d. Notes
—%(p)	12/31/47	^		60	—
Sec’d. Notes, Series A, PIK 15.000%
15.000%	08/30/31	^(d)		183	—
Sr. Sec’d. Notes, PIK 8.000%
0.000%	12/31/30	^		170	—
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27			875	875,000

					11,876,023

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
3.960%(ff)	07/18/30			895	882,046
5.537%(ff)	07/14/36			395	407,686

					1,289,732

Semiconductors — 0.7%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41			750	553,097
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/36			995	980,105
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.150%	02/15/28			205	205,785

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
4.200%	10/15/30	1,360	$1,358,866
4.800%	04/15/28	1,740	1,771,008
4.800%	02/15/36	135	133,138
4.900%	07/15/32	2,300	2,347,448
5.050%	07/12/29	665	684,706
5.150%	11/15/31	1,600	1,658,586
5.200%	07/15/35	725	742,965
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	948,149
3.187%	11/15/36	2,200	1,866,692
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	790	815,745
5.900%	01/25/30	635	664,519
5.900%	01/25/33	250	261,839
6.150%	01/25/32	2,130	2,256,502
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51	145	89,108
3.200%	08/12/61	176	100,734
3.250%	11/15/49	496	317,611
3.734%	12/08/47	2,019	1,435,814
4.100%	05/11/47	340	256,789
4.150%	08/05/32	500	482,365
4.750%	03/25/50	651	531,959
5.050%	08/05/62	550	447,201
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32(a)	900	913,736
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.450%	07/15/35(a)	1,764	1,817,063
5.750%	02/15/29	900	938,984
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	321,139
5.650%	11/01/32	780	820,279
5.875%	02/09/33	180	191,372
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40(a)	1,050	887,317
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
4.400%	06/01/27	1,320	1,325,953
5.000%	01/15/33	1,100	1,117,142
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.750%	05/20/32	410	418,650
4.800%	05/20/45	340	311,306

			29,973,672

Software — 0.5%
Adobe, Inc.,
Sr. Unsec’d. Notes
4.950%	01/17/30	1,240	1,283,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	455	$415,738
9.250%	06/01/30	275	255,781
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	314,091
5.150%	08/12/34(a)	2,200	2,184,665
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	500	522,388
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	91,932
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	430	396,759
3.600%	04/01/50	1,400	871,442
3.650%	03/25/41	56	40,890
3.950%	03/25/51	530	348,816
4.100%	03/25/61(a)	2,059	1,327,245
4.300%	07/08/34	2,041	1,844,526
4.700%	09/27/34	885	821,554
4.800%	09/26/32	2,575	2,486,752
4.900%	02/06/33	740	712,379
5.375%	09/27/54	481	389,612
5.500%	09/27/64	475	379,961
5.550%	02/06/53	459	381,886
5.875%	09/26/45	340	307,767
6.000%	08/03/55	530	468,380
6.150%	11/09/29	245	255,691
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.750%	02/15/32	375	378,795
4.900%	10/15/34	650	648,478
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.700%	04/01/55	895	888,568
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,600,024

			19,617,600

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	1,700	1,619,942
2.300%	06/01/27	766	748,796
2.550%	12/01/33	251	214,289
3.500%	06/01/41	4,242	3,332,671
3.500%	09/15/53	792	530,697
3.550%	09/15/55	397	264,544
3.650%	09/15/59	869	574,238
3.800%	12/01/57	692	476,315
4.350%	06/15/45	214	176,598
4.500%	05/15/35	115	110,461
5.350%	09/01/40	230	225,853

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
5.550%	08/15/41		221	$219,579
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30	(x)	15	2
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30	^(x)	51	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32	(x)	840	872,029
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	(x)	1,725	1,905,271
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		950	952,577
5.875%	10/15/27		175	175,244
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		1,820	1,862,588
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/30		1	719
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		280	285,059
5.171%	07/16/32		4,210	4,313,797
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52		1,200	957,606
5.300%	02/15/34		420	423,033
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,082	1,901,853
3.875%	04/15/30		380	373,498
4.200%	10/01/29		1,780	1,783,374
4.700%	01/15/35		590	579,880
5.125%	05/15/32		120	123,460
5.750%	01/15/34		195	206,490
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.875%	11/30/55		350	346,018
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29		1,150	1,220,438

				26,776,919

Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22		200	100

Transportation — 0.1%
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49		950	668,089
5.050%	06/15/35		2,030	2,065,565

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34			76	$78,911
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30			1,115	1,038,556

					3,851,121

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27			1,695	1,700,144
5.350%	03/30/29			1,560	1,604,615
6.050%	08/01/28			175	182,228

					3,486,987

TOTAL CORPORATE BONDS (cost $1,091,734,721)					1,078,533,518

FLOATING RATE AND OTHER LOANS — 0.0%
Chemicals — 0.0%
Venator Finance Sarl,
Initial First Out Term Loan
13.894%	07/16/26	^(d)		164	122,717
Term Loan
13.905%	10/12/28	^(d)		233	4,666
Venator Materials LLC,
First Out Term B Loan
14.002%	07/16/26	(d)		165	123,390

					250,773

Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
7.590%(c)	12/31/30			124	124,515

Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan
—%(p)	06/30/26	^		679	168,651
First Lien A R 2023 FLSO PIK Term Loan
—%(p)	06/30/26	^		382	—
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26	^		20	19,056

					187,707

Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.500%
4.300%(c)	11/03/32		EUR	300	354,482

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
—%(p)	05/16/23	^		17	170

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Software — 0.0%
Interface Security Systems LLC,
Term Loan
—%(p)	11/23/27^	1,362		$1,021,455

TOTAL FLOATING RATE AND OTHER LOANS (cost $3,418,175)				1,939,102

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135		134,887

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515		507,613

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015		1,074,106
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950		1,094,265
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119		97,403

				2,265,774

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,078		1,104,714

Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	241	(r)	240,763

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85		88,682

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366		427,299
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438		528,732
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400		413,077

				1,369,108

New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530		540,259
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100		101,220

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	1,925	$1,900,053
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	195,761
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	331,192
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	488,102

			3,556,587

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	722,194

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	111,419
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	268,681

			380,100

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	314,619
Taxable, Revenue Bonds
4.427%	02/01/42	265	246,793
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	375	385,230

			946,642

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	1,205	686,603

TOTAL MUNICIPAL BONDS (cost $14,106,921)			12,003,667

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	105,493
Anchor Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.718%(cc)	05/25/40	1,710	1,719,050
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	2,444	2,332,273
AREIT,
Series 2025-CRE11, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.550%(c)	07/25/43	1,690	1,692,638

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,406	$2,417,128
Series 2025-NQM06, Class A1, 144A
5.333%(cc)	06/25/65	1,459	1,467,962
BVRT LLC,
Series 2025-01, Class A, 144A, 30 Day Average SOFR + 0.000% (Cap N/A, Floor 0.000%)
3.985%(c)	05/10/33	3,017	2,938,028
Center Street Lending Resi-Investor ABS Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.892%(cc)	10/25/29	3,060	3,094,776
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,303	1,204,986
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	446	398,345
Series 2025-RPL01, Class A1A, 144A
3.375%(cc)	04/25/65	2,307	2,085,186
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	2,932	2,902,499
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,165	1,158,701
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.530%(cc)	09/25/47	113	104,960
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,052	2,591,522
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	4,197	3,613,038
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,606	3,949,163
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	2,690	2,447,563
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	10/25/43	455	455,973
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,594	1,364,820
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,267	1,156,206
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	781	751,824
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	4,344	3,895,940
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	3,646	3,244,395
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	969	977,826
Series 2025-INV05, Class A1, 144A
5.077%(cc)	12/01/70	1,221	1,223,669

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	2,805	$438,242
Series 437, Class C8, IO
2.500%	06/25/52	2,801	423,744
Fannie Mae REMIC,
Series 2011-98, Class ZL
3.500%	10/25/41	1,449	1,383,887
Series 2013-009, Class CB
5.500%	04/25/42	491	509,057
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,298	184,458
Series 2016-43, Class GZ
3.000%	07/25/46	1,777	1,600,687
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.061%(c)	04/25/50	441	58,949
Series 2020-35, Class AI, IO
3.000%	06/25/50	2,809	447,431
Series 2020-56, Class AQ
2.000%	08/25/50	795	647,234
Series 2020-57, Class TA
2.000%	04/25/50	697	620,440
Series 2020-74, Class HI, IO
5.500%	10/25/50	1,808	314,657
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,001	410,468
Series 2020-85, Class PI, IO
3.000%	12/25/50	2,846	458,877
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,122	407,255
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,188	480,644
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,715	460,019
Series 2021-95, Class GA
1.875%	03/25/51	13,593	11,378,005
Series 2022-05, Class AB
2.000%	03/25/50	892	774,503
Series 2023-53, Class GB
6.000%	08/25/44	1,076	1,093,982
Series 2024-09, Class EA
5.000%	02/25/47	1,190	1,193,688
Series 2024-41, Class DA
5.500%	12/25/51	1,201	1,214,158
Series 2024-70, Class SA, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
2.076%(c)	10/25/54	3,531	190,270
Series 2025-03, Class BA
5.500%	03/25/52	1,101	1,116,037
Series 2025-03, Class DA
5.500%	04/25/52	1,019	1,040,927
Series 2025-19, Class SC, IO, 30 Day Average SOFR x (1) + 5.840% (Cap 5.840%, Floor 0.000%)
1.966%(c)	03/25/55	2,386	130,588
Series 2025-28, Class BA
5.000%	04/25/52	2,446	2,446,635

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-34, Class BA
5.000%	12/25/51	1,089	$1,091,986
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
7.624%(c)	02/25/42	2,825	2,909,086
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.774%(c)	04/25/42	725	743,051
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.224%(c)	05/25/42	1,775	1,831,587
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.024%(c)	09/25/42	395	397,018
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR +
3.550% (Cap N/A, Floor 0.000%)
7.424%(c)	08/25/42	775	805,996
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	530	546,394
Series 3967, Class ZP
4.000%	09/15/41	950	926,217
Series 4430, Class NZ
3.000%	01/15/45	4,147	3,808,747
Series 4640, Class CZ
3.500%	12/15/46	1,264	1,187,613
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,604	45,672
Series 5149, Class JI, IO
3.000%	12/25/49	1,782	297,949
Series 5169, Class IO, IO
3.000%	09/25/51	2,359	373,740
Series 5170, Class DP
2.000%	07/25/50	2,039	1,813,844
Series 5201, Class LA
3.000%	06/25/48	2,901	2,722,327
Series 5201, Class PA
2.500%	03/25/52	1,540	1,392,963
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	432	8,752
Series 5269, Class AD
2.000%	01/25/55	7,581	6,243,121
Series 5537, Class CS, IO, 30 Day Average SOFR x (1) + 5.750% (Cap 5.750%, Floor 0.000%)
1.876%(c)	05/25/55	3,634	217,851
Series 5558, Class EA
5.000%	10/25/52	620	621,333
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%,
Floor 1.930%)
5.804%(c)	07/25/55	2,500	2,533,150
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55	1,549	1,569,327

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	3,785	$3,735,855
Series 2019-04, Class MV
3.000%	02/25/59	7,971	7,065,505
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,140	491,939
Series 386, Class C14, IO
2.500%	03/15/52	2,496	378,636
Series 389, Class C1, IO
1.500%	05/15/37	6,852	354,830
Series 389, Class C35, IO
2.000%	06/15/52	3,367	454,031
Series 405, Class C17, IO
2.500%	08/25/52	2,016	311,528
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,071	1,917,255
Series 2014-46, Class IO, IO
5.000%	03/16/44	1,754	233,753
Series 2018-72, Class ID, IO
4.500%	08/20/45	1,923	361,024
Series 2020-146, Class IA, IO
3.500%	11/20/41	2,024	304,959
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	252	108
Series 2021-215, Class KA
2.500%	10/20/49	2,213	1,992,637
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	891	16,677
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,883	34,890
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	616	16,619
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	505	15,933
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	395	7,738
Series 2022-093, Class IO, IO
3.000%	08/20/51	4,735	507,612
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,286	47,707
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52	1,779	43,938
Series 2022-139, Class AL
4.000%	07/20/51	900	822,295

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,856	$32,980
Series 2022-189, Class PT
2.500%	10/20/51		636	535,130
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
1.582%(c)	11/20/52		13,486	700,218
Series 2022-24, Class GA
3.000%	02/20/52		1,251	1,164,441
Series 2022-85, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.332%(c)	05/20/52		33,180	1,354,879
Series 2024-129, Class AI, IO
5.000%	10/20/47		1,564	316,262
Series 2024-197, Class BN
3.000%	05/20/51		8,794	8,223,884
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65		1,078	1,089,016
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65		1,190	1,192,559
HOMES Trust,
Series 2025-NQM04, Class A1, 144A
5.220%(cc)	08/25/70		1,234	1,238,367
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56		1,092	960,389
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56		603	512,576
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56		4,241	3,676,105
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57		2,110	1,860,099
Series 2022-NQM02, Class A1, 144A
3.638%(cc)	03/25/67		3,816	3,640,106
JPMorgan Mortgage Trust,
Series 2025-NQM03, Class A1, 144A
5.495%(cc)	11/25/65		1,284	1,295,281
Series 2025-VIS02, Class A1, 144A
5.385%(cc)	12/25/55		1,365	1,374,636
Kinbane DAC (Ireland),
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.022%(c)	08/24/75	EUR	775	911,806
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		2,316	2,319,228
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A
5.323%(cc)	09/25/39		2,700	2,705,074
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		2,100	2,113,566
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.559%(c)	05/26/66	EUR	2,100	2,448,569

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	123	$118,500
Series 2024-RTL03, Class A1, 144A
5.913%(cc)	11/25/39	2,283	2,306,240
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	4,062,113
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM05, Class A1, 144A
5.439%(cc)	07/25/70	1,164	1,173,197
Series 2025-NQM07, Class A1, 144A
4.984%(cc)	09/25/70	1,834	1,836,091
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	95	90,658
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	2,589	2,529,166
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	1,375	1,332,754
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,994,252
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	89	87,879
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,294	1,252,784
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,512	1,481,279
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	445	420,019
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	292	285,252
Series 2024-RTL01, Class A1, 144A
6.664%(cc)	03/25/39	2,185	2,195,123
Series 2025-NQM04, Class A1, 144A
5.350%(cc)	07/25/65	925	932,245
Series 2025-NQM07, Class A1, 144A
5.010%(cc)	10/26/65	543	543,785
Series 2025-NQM07, Class A2, 144A
5.264%(cc)	10/26/65	2,335	2,338,348
NYMT Loan Trust,
Series 2025-CP01, Class A1, 144A
3.750%(cc)	11/25/69	1,524	1,471,400
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.496%(c)	06/25/57	62	60,837
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	4,070	3,583,798
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	4,851	4,021,342
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	775	781,267
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	1,431	1,443,009
Series 2025-NQM13, Class A1, 144A
5.441%(cc)	05/25/65	1,564	1,577,519

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-NQM14, Class A1, 144A
5.162%(cc)	07/25/65	818	$821,681
OLIT,
Series 2025-HB02, Class A, 144A
3.000%(cc)	11/25/38	721	703,902
PRET Trust,
Series 2025-RPL06, Class A1, 144A
3.850%(cc)	09/25/69	3,278	3,281,163
PRPM,
Series 2025-03, Class A1, 144A
6.255%(cc)	05/25/30	342	342,652
PRPM LLC,
Series 2025-05, Class A1, 144A
5.729%(cc)	07/25/30	692	692,098
Series 2025-06, Class A1, 144A
5.774%(cc)	08/25/28	1,705	1,707,889
Series 2025-07, Class A1, 144A
5.503%(cc)	08/25/30	1,009	1,011,404
Series 2025-RCF03, Class A1, 144A
5.250%(cc)	07/25/55	2,044	2,062,113
Series 2025-RPL02, Class A1, 144A
3.750%(cc)	04/25/55	2,709	2,647,700
Rain City Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.530%(cc)	09/25/29	1,197	1,211,146
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A
6.435%(cc)	05/25/30	164	164,057
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM04, Class A1, 144A
5.303%(cc)	07/25/65	1,899	1,908,408
Seasoned Loans Structured Transaction Trust,
Series 2024-02, Class VF, 144A, 30 Day Average SOFR + 1.250% (Cap 6.500%, Floor 1.250%)
5.124%(c)	10/25/34	3,468	3,511,850
Toorak Mortgage Trust,
Series 2025-RRTL01, Class A1, 144A
5.524%(cc)	02/25/40	2,700	2,712,480
Towd Point Mortgage Trust,
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,046,944
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	495	487,245
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	2,842	2,776,460
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	2,819,094
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.846%(c)	10/25/59	73	73,232
Series 2022-04, Class A1, 144A
3.750%	09/25/62	4,020	3,873,676
Series 2023-01, Class A1, 144A
3.750%	01/25/63	1,639	1,593,181
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	4,458	3,889,478

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-07, Class A1, 144A
2.829%(cc)	10/25/66		3,486	$3,202,451
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		578	556,071
Series 2025-06, Class A1, 144A
5.417%(cc)	07/25/70		3,776	3,807,634
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70		1,545	1,551,050

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $255,556,856)				255,961,086

SOVEREIGN BONDS — 1.0%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		2,220	2,018,812
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	181,875
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		89	88,507
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,840	2,142,907
5.000%	09/19/32	EUR	316	356,509
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		198	199,980
6.000%	07/19/28		396	406,247
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		3,102	3,154,734
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		1,280	1,278,950
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		760	785,840
Sr. Unsec’d. Notes, Series 10Y
2.750%	07/03/30		1,040	967,200
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	611	696,563
5.250%	03/22/30	EUR	435	513,001
5.875%	10/17/31	EUR	2,019	2,390,524
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	294,100
4.600%	02/10/48		1,106	857,150
5.375%	03/22/33		5,867	5,812,613
5.850%	07/02/32		1,392	1,432,368
6.000%	05/13/30		611	640,023
6.000%	05/07/36		4,835	4,906,316
6.625%	01/29/38		2,175	2,271,787
6.875%	05/13/37		2,105	2,247,087
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	267,840

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 10
5.625%	09/22/35		445	$439,549
Panama Government International Bond (Panama),
Sr. Unsub. Notes
2.252%	09/29/32		255	210,375
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	331,496
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.625%	03/27/32		3,050	2,785,992
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	203,468
5.750%	09/16/30		970	999,178
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,136	2,324,044
6.250%	05/26/28		800	828,433
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	530	519,699
State of Israel (Israel),
Sr. Unsec’d. Notes, Series 40Y
3.800%	05/13/60		280	187,849

TOTAL SOVEREIGN BONDS (cost $41,940,556)				42,741,016

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.8%
Federal Home Loan Mortgage Corp.
1.500%	06/01/51		68	52,608
1.500%	11/01/51		1,709	1,319,873
1.500%	02/01/52		298	230,297
2.000%	08/01/40		1,722	1,529,218
2.000%	12/01/40		251	217,085
2.000%	12/01/41		1,787	1,553,549
2.000%	02/01/42		1,760	1,524,278
2.000%	05/01/42		2,180	1,893,138
2.000%	10/01/50		763	629,130
2.000%	10/01/50		1,613	1,316,762
2.000%	11/01/50		493	402,339
2.000%	11/01/50		858	710,160
2.000%	02/01/51		81	67,111
2.000%	03/01/51		3,502	2,854,067
2.000%	04/01/51		2,738	2,228,015
2.000%	05/01/51		1,451	1,198,964
2.000%	08/01/51		523	426,135
2.000%	10/01/51		1,727	1,411,518
2.000%	11/01/51		301	247,119
2.000%	11/01/51		533	437,476
2.000%	04/01/52		2,548	2,095,511
2.100%	07/01/36		4,170	3,407,513
2.500%	06/01/50		890	764,138
2.500%	07/01/50		589	508,614
2.500%	07/01/50		922	788,388
2.500%	09/01/50		6,079	5,179,562
2.500%	11/01/50		1,644	1,408,890
2.500%	12/01/50		604	520,544
2.500%	12/01/50		769	666,274
2.500%	01/01/51		127	109,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	02/01/51	505	$437,197
2.500%	03/01/51	6,192	5,288,788
2.500%	04/01/51	11,471	9,782,052
2.500%	05/01/51	560	479,314
2.500%	05/01/51	593	511,196
2.500%	07/01/51	371	317,222
2.500%	07/01/51	464	396,426
2.500%	08/01/51	466	399,266
2.500%	08/01/51	986	849,809
2.500%	10/01/51	839	716,905
2.500%	11/01/51	1,191	1,028,783
2.500%	02/01/52	530	456,557
2.500%	02/01/52	1,021	877,840
2.500%	04/01/52	624	538,036
2.500%	04/01/52	3,032	2,612,032
3.000%	10/01/32	3	3,081
3.000%	11/01/32	4	4,028
3.000%	12/01/32	3	2,801
3.000%	09/01/37	28	26,987
3.000%	06/01/38	449	424,073
3.000%	12/01/46	16	15,057
3.000%	12/01/46	51	46,621
3.000%	12/01/46	80	73,302
3.000%	12/01/46	160	145,416
3.000%	01/01/47	627	571,361
3.000%	02/01/47	1,211	1,110,297
3.000%	08/01/50	352	316,870
3.000%	08/01/50	1,052	950,534
3.000%	08/01/50	1,390	1,255,179
3.000%	08/01/50	2,572	2,317,117
3.000%	03/01/51	865	766,064
3.000%	09/01/51	1,533	1,377,510
3.000%	10/01/51	644	571,952
3.000%	11/01/51	2,245	1,995,919
3.000%	01/01/52	181	160,815
3.000%	01/01/52	755	679,255
3.000%	02/01/52	806	723,030
3.000%	05/01/52	972	870,716
3.000%	05/01/52	19,969	17,724,476
3.000%	08/01/52	2,804	2,527,341
3.500%	04/01/42	80	76,467
3.500%	05/01/42	9	8,709
3.500%	08/01/42	39	37,144
3.500%	08/01/42	65	61,983
3.500%	08/01/42	203	193,654
3.500%	09/01/42	52	49,779
3.500%	10/01/42	13	12,825
3.500%	02/01/43	718	685,267
3.500%	06/01/43	59	56,003
3.500%	06/01/44	50	46,966
3.500%	09/01/45	27	26,130
3.500%	11/01/45	104	98,710
3.500%	09/01/46	64	60,519
3.500%	03/01/47	209	196,999
3.500%	05/01/47	121	113,920
3.500%	10/01/47	206	196,485
3.500%	11/01/47	146	136,927
3.500%	12/01/47	247	235,402

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/48	43	$40,143
3.500%	01/01/48	58	55,011
3.500%	01/01/48	181	170,115
3.500%	02/01/48	316	296,415
3.500%	03/01/48	1,373	1,293,634
3.500%	01/01/50	331	309,249
3.500%	05/01/50	541	504,096
3.500%	02/01/52	1,980	1,842,537
3.500%	03/01/52	765	711,864
3.500%	07/01/52	3,311	3,068,823
4.000%	11/01/36	4	4,422
4.000%	06/01/37	61	59,852
4.000%	11/01/40	188	185,373
4.000%	12/01/40	152	149,276
4.000%	10/01/42	441	429,875
4.000%	12/01/42	14	13,430
4.000%	04/01/44	74	72,758
4.000%	07/01/44	28	27,788
4.000%	01/01/45	93	90,927
4.000%	01/01/45	2,129	2,082,863
4.000%	02/01/45	9	8,744
4.000%	02/01/45	21	20,009
4.000%	09/01/45	132	128,987
4.000%	09/01/45	1,971	1,928,078
4.000%	12/01/45	36	34,606
4.000%	12/01/45	36	35,134
4.000%	04/01/47	108	105,531
4.000%	07/01/47	434	419,740
4.000%	04/01/48	901	866,319
4.000%	06/01/48	175	169,078
4.000%	05/01/49	43	41,749
4.000%	05/01/49	394	381,113
4.000%	07/01/49	478	466,589
4.000%	07/01/49	1,171	1,130,969
4.000%	07/01/50	1,928	1,867,442
4.000%	04/01/52	509	488,184
4.000%	07/01/52	5,528	5,274,419
4.500%	08/01/39	73	73,471
4.500%	12/01/39	31	31,621
4.500%	07/01/40	12	11,776
4.500%	05/01/41	61	60,724
4.500%	03/01/42	150	151,525
4.500%	05/01/42	126	127,048
4.500%	11/01/43	122	121,278
4.500%	12/01/43	159	158,463
4.500%	04/01/44	13	13,169
4.500%	04/01/44	17	17,228
4.500%	04/01/44	755	756,035
4.500%	06/01/44	103	103,231
4.500%	04/01/47	363	361,952
4.500%	05/01/47	136	135,430
4.500%	07/01/47	136	135,411
4.500%	07/01/47	534	532,568
4.500%	08/01/47	47	47,158
4.500%	10/01/47	103	102,460
4.500%	12/01/47	77	75,548
4.500%	02/01/48	55	54,958
4.500%	07/01/48	483	481,708

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/48	690		$686,588
4.500%	07/01/52	1,513		1,482,415
4.500%	09/01/52	4,493		4,399,383
4.500%	11/01/52	495		486,277
4.500%	08/01/53	26		25,120
5.000%	07/01/40	558		565,250
5.000%	11/01/41	451		464,554
5.000%	09/01/48	120		122,088
5.000%	10/01/48	61		61,445
5.000%	12/01/48	615		624,712
5.000%	10/01/49	3,566		3,619,884
5.000%	03/01/50	2,194		2,224,752
5.000%	07/01/50	150		151,193
5.000%	07/01/52	805		806,342
5.000%	11/01/52	137		137,079
5.000%	04/01/53	481		483,133
5.000%	04/01/53	848		852,586
5.000%	04/01/53	3,734		3,737,591
5.000%	11/01/54	1,387		1,393,108
5.000%	01/01/55	3,773		3,800,073
5.500%	02/01/35	15		14,957
5.500%	12/01/36	7		7,188
5.500%	03/01/37	2		2,050
5.500%	12/01/37	1,597		1,638,590
5.500%	02/01/38	—	(r)	507
5.500%	02/01/38	403		421,109
5.500%	04/01/38	255		266,827
5.500%	07/01/38	100		104,617
5.500%	08/01/38	63		65,398
5.500%	08/01/38	98		102,509
5.500%	01/01/39	116		121,160
5.500%	11/01/52	1,588		1,618,323
5.500%	02/01/53	1,992		2,031,357
5.500%	10/01/53	328		332,798
5.500%	03/01/54	2,133		2,164,652
5.500%	12/01/54	511		518,231
5.500%	12/01/54	1,308		1,333,683
5.500%	01/01/55	2,922		2,963,150
5.500%	04/01/55	3,680		3,732,147
5.500%	06/01/55	1,405		1,434,424
5.500%	12/01/55	11,386		11,547,707
6.000%	12/01/28	—	(r)	253
6.000%	01/01/32	—	(r)	224
6.000%	11/01/32	1		934
6.000%	03/01/33	2		1,849
6.000%	11/01/33	1		1,141
6.000%	02/01/34	49		50,417
6.000%	12/01/34	2		1,646
6.000%	01/01/36	8		8,763
6.000%	03/01/36	—	(r)	464
6.000%	04/01/36	8		8,925
6.000%	08/01/36	5		5,117
6.000%	11/01/36	2		2,512
6.000%	12/01/36	204		214,945
6.000%	04/01/37	—	(r)	397
6.000%	05/01/37	3		3,455
6.000%	07/01/37	1		604
6.000%	08/01/37	11		11,421

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	09/01/37	—	(r)	$419
6.000%	09/01/37	2		1,940
6.000%	10/01/37	—	(r)	141
6.000%	10/01/37	2		2,044
6.000%	10/01/37	4		4,244
6.000%	10/01/37	9		9,597
6.000%	11/01/37	60		63,733
6.000%	11/01/37	575		608,904
6.000%	12/01/37	1		591
6.000%	01/01/38	2		1,876
6.000%	01/01/38	2		2,452
6.000%	01/01/38	5		4,891
6.000%	01/01/38	5		5,593
6.000%	01/01/38	6		6,290
6.000%	01/01/38	10		10,213
6.000%	04/01/38	2		2,100
6.000%	04/01/38	7		6,941
6.000%	06/01/38	—	(r)	394
6.000%	07/01/38	19		20,303
6.000%	08/01/38	2		2,154
6.000%	08/01/38	2		2,230
6.000%	08/01/38	83		87,366
6.000%	09/01/38	—	(r)	501
6.000%	09/01/38	4		4,245
6.000%	10/01/38	3		3,661
6.000%	11/01/38	1		1,424
6.000%	01/01/39	186		197,230
6.000%	10/01/39	5		5,422
6.000%	03/01/40	4		4,253
6.000%	05/01/40	1		562
6.000%	11/01/52	391		402,796
6.000%	11/01/52	667		687,443
6.000%	12/01/52	1,082		1,123,793
6.000%	03/01/53	488		509,001
6.000%	04/01/54	631		656,154
6.000%	05/01/54	452		469,934
6.000%	06/01/54	2,757		2,841,158
6.000%	08/01/54	3,698		3,806,345
6.500%	10/01/53	1,451		1,525,403
6.500%	07/01/54	1,288		1,356,594
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.635% (Cap 7.621%, Floor 1.635%)
2.773%(c)	12/01/50	793		760,504
Federal National Mortgage Assoc.
1.490%	09/01/35	2,718		2,142,493
1.500%	11/01/50	2,432		1,876,471
1.500%	01/01/51	3,625		2,797,348
1.500%	02/01/51	2,500		1,928,628
1.500%	03/01/51	602		466,280
1.500%	06/01/51	28		21,926
1.500%	08/01/51	305		235,695
1.500%	10/01/51	212		163,451
2.000%	05/01/36	610		565,890
2.000%	05/01/36	613		567,493
2.000%	08/01/36	197		183,470
2.000%	08/01/36	1,137		1,052,603
2.000%	09/01/36	874		812,198
2.000%	12/01/36	598		555,518

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	12/01/40	306	$270,768
2.000%	12/01/40	3,748	3,297,084
2.000%	01/01/41	2,506	2,191,058
2.000%	05/01/41	324	282,838
2.000%	07/01/41	770	672,645
2.000%	08/01/41	836	727,951
2.000%	09/01/41	1,969	1,716,006
2.000%	10/01/41	818	711,809
2.000%	09/01/50	833	686,786
2.000%	09/01/50	2,101	1,717,702
2.000%	10/01/50	1,202	980,998
2.000%	11/01/50	145	118,302
2.000%	11/01/50	8,273	6,749,645
2.000%	12/01/50	831	682,712
2.000%	12/01/50	877	723,648
2.000%	12/01/50	2,011	1,642,121
2.000%	01/01/51	53	44,013
2.000%	01/01/51	799	659,406
2.000%	01/01/51	2,167	1,767,926
2.000%	02/01/51	48	39,224
2.000%	02/01/51	628	518,071
2.000%	02/01/51	657	536,017
2.000%	02/01/51	1,221	1,001,861
2.000%	04/01/51	2,683	2,177,166
2.000%	04/01/51	3,770	3,071,473
2.000%	05/01/51	1,516	1,234,153
2.000%	06/01/51	2,432	1,978,809
2.000%	02/01/52	241	197,715
2.000%	02/01/52	322	264,123
2.000%	02/01/52	1,216	995,285
2.000%	03/01/52	884	731,348
2.000%	03/01/52	1,517	1,252,433
2.000%	04/01/52	4,822	3,937,470
2.080%	04/01/33	4,174	3,618,779
2.147%(cc)	02/01/32	13,309	11,841,495
2.250%	04/01/33	875	768,725
2.280%	11/01/29	5,000	4,699,380
2.459%(cc)	04/01/34	9,923	8,682,378
2.500%	TBA	4,000	3,380,938
2.500%	03/01/38	100	93,713
2.500%	06/01/40	2,271	2,067,499
2.500%	04/01/41	644	579,350
2.500%	11/01/41	564	507,003
2.500%	07/01/50	157	133,803
2.500%	07/01/50	304	262,286
2.500%	10/01/50	115	98,955
2.500%	10/01/50	934	798,245
2.500%	10/01/50	2,146	1,854,286
2.500%	11/01/50	1,381	1,175,611
2.500%	01/01/51	435	375,216
2.500%	02/01/51	93	80,101
2.500%	02/01/51	9,660	8,247,170
2.500%	03/01/51	1,633	1,394,870
2.500%	04/01/51	16,304	13,910,247
2.500%	05/01/51	583	499,802
2.500%	05/01/51	2,082	1,796,799
2.500%	05/01/51	2,927	2,527,871
2.500%	05/01/51	3,623	3,107,793

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	05/01/51	3,889	$3,317,124
2.500%	05/01/51	5,551	4,762,313
2.500%	06/01/51	549	475,844
2.500%	06/01/51	1,011	870,018
2.500%	06/01/51	3,100	2,642,966
2.500%	07/01/51	555	481,327
2.500%	07/01/51	1,233	1,055,225
2.500%	08/01/51	1,685	1,451,601
2.500%	08/01/51	2,875	2,478,097
2.500%	09/01/51	293	252,480
2.500%	09/01/51	737	633,325
2.500%	10/01/51	859	742,280
2.500%	10/01/51	2,290	1,951,210
2.500%	11/01/51	135	116,696
2.500%	11/01/51	530	451,988
2.500%	11/01/51	771	661,860
2.500%	11/01/51	1,837	1,568,828
2.500%	12/01/51	479	413,555
2.500%	01/01/52	721	621,194
2.500%	01/01/52	1,175	1,007,341
2.500%	01/01/52	1,337	1,147,082
2.500%	02/01/52	689	593,000
2.500%	03/01/52	510	440,248
2.500%	03/01/52	520	447,683
2.500%	03/01/52	522	449,943
2.500%	03/01/52	624	536,812
2.500%	03/01/52	880	751,152
2.500%	03/01/52	1,096	929,808
2.500%	04/01/52	500	430,669
2.500%	05/01/52	1,260	1,082,711
2.500%	01/01/57	1,866	1,587,950
3.000%	TBA	450	432,861
3.000%	09/01/32	26	25,664
3.000%	01/01/33	29	28,116
3.000%	01/01/33	179	175,330
3.000%	11/01/36	55	52,544
3.000%	11/01/36	111	105,832
3.000%	12/01/36	171	163,076
3.000%	09/01/42	752	695,572
3.000%	06/01/43	2,801	2,590,246
3.000%	11/01/44	1,662	1,536,285
3.000%	11/01/44	2,301	2,127,384
3.000%	03/01/45	419	385,787
3.000%	04/01/45	42	38,763
3.000%	05/01/45	990	910,390
3.000%	05/01/46	57	52,065
3.000%	06/01/46	13	11,451
3.000%	06/01/46	40	36,819
3.000%	06/01/46	148	135,376
3.000%	08/01/46	39	36,231
3.000%	09/01/46	197	180,378
3.000%	10/01/46	100	90,303
3.000%	11/01/46	529	482,604
3.000%	01/01/47	74	66,995
3.000%	01/01/47	88	79,700
3.000%	01/01/47	167	151,355
3.000%	02/01/47	71	64,361
3.000%	02/01/47	134	122,634

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/47	203	$185,148
3.000%	03/01/47	253	230,799
3.000%	11/01/47	20	18,397
3.000%	02/01/50	346	311,270
3.000%	02/01/50	584	528,140
3.000%	08/01/50	523	472,291
3.000%	08/01/50	545	483,671
3.000%	08/01/50	1,260	1,118,601
3.000%	10/01/50	943	836,577
3.000%	11/01/50	542	483,982
3.000%	12/01/50	1,355	1,202,440
3.000%	04/01/51	481	428,429
3.000%	05/01/51	1,157	1,049,381
3.000%	05/01/51	1,856	1,643,050
3.000%	08/01/51	536	481,761
3.000%	08/01/51	1,302	1,164,836
3.000%	08/01/51	1,424	1,273,887
3.000%	10/01/51	357	320,188
3.000%	10/01/51	2,039	1,832,217
3.000%	11/01/51	584	521,279
3.000%	11/01/51	1,800	1,600,409
3.000%	12/01/51	554	491,927
3.000%	01/01/52	896	799,545
3.000%	01/01/52	1,358	1,205,645
3.000%	01/01/52	2,983	2,641,632
3.000%	02/01/52	3,213	2,876,255
3.000%	03/01/52	496	449,011
3.000%	03/01/52	721	640,158
3.000%	04/01/52	976	873,659
3.000%	05/01/52	1,313	1,175,437
3.000%	06/01/52	1,132	1,014,673
3.000%	03/01/61	3,047	2,665,407
3.145%	08/01/34	5,700	5,185,812
3.500%	TBA	261	241,272
3.500%	10/01/41	749	721,709
3.500%	01/01/42	42	40,589
3.500%	04/01/42	18	17,682
3.500%	04/01/42	41	39,530
3.500%	05/01/42	92	88,502
3.500%	07/01/42	25	23,391
3.500%	07/01/42	189	181,257
3.500%	09/01/42	291	277,638
3.500%	01/01/43	912	866,454
3.500%	04/01/43	598	569,945
3.500%	04/01/43	674	644,195
3.500%	06/01/43	649	619,425
3.500%	06/01/43	669	638,775
3.500%	07/01/43	761	729,578
3.500%	08/01/43	1,795	1,709,453
3.500%	02/01/45	121	115,011
3.500%	02/01/45	394	376,793
3.500%	03/01/46	168	158,029
3.500%	07/01/46	54	50,830
3.500%	02/01/47	180	169,507
3.500%	03/01/47	44	41,531
3.500%	04/01/47	972	917,062
3.500%	05/01/47	221	209,164
3.500%	07/01/47	27	25,932

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/01/47	298	$279,540
3.500%	12/01/47	300	280,897
3.500%	01/01/48	183	171,848
3.500%	01/01/48	365	345,870
3.500%	02/01/48	136	127,428
3.500%	02/01/48	2,239	2,122,141
3.500%	04/01/48	60	57,424
3.500%	08/01/48	641	607,250
3.500%	12/01/48	148	139,096
3.500%	06/01/49	973	922,966
3.500%	07/01/49	131	122,552
3.500%	07/01/50	361	337,008
3.500%	08/01/50	133	123,964
3.500%	08/01/50	134	125,547
3.500%	08/01/50	662	625,523
3.500%	01/01/51	439	409,601
3.500%	06/01/51	664	617,233
3.500%	01/01/52	71	66,405
3.500%	03/01/52	1,089	1,018,639
3.500%	04/01/52	2,136	1,994,820
3.500%	05/01/52	593	555,718
3.500%	05/01/52	1,814	1,681,307
3.500%	05/01/52	2,575	2,397,835
3.500%	06/01/56	14,625	13,518,942
3.500%	10/01/56	2,813	2,587,400
3.500%	02/01/57	545	501,687
3.900%	11/01/31	8,000	7,855,871
3.920%	10/01/30	865	855,658
3.955%	11/01/30	865	856,358
4.000%	TBA	4,260	4,203,913
4.000%	10/01/30	3	2,828
4.000%	07/01/37	21	21,103
4.000%	09/01/37	26	25,530
4.000%	03/01/38	18	17,569
4.000%	12/01/41	119	116,197
4.000%	04/01/42	31	30,377
4.000%	05/01/42	47	45,847
4.000%	05/01/42	213	208,384
4.000%	01/01/44	219	213,705
4.000%	02/01/45	709	692,157
4.000%	03/01/46	234	227,670
4.000%	04/01/47	250	241,668
4.000%	07/01/47	116	111,673
4.000%	07/01/47	454	439,816
4.000%	08/01/47	195	188,602
4.000%	09/01/47	139	134,797
4.000%	10/01/47	531	514,475
4.000%	11/01/47	129	125,375
4.000%	12/01/47	34	32,920
4.000%	06/01/48	60	57,505
4.000%	06/01/48	390	376,961
4.000%	07/01/48	1,754	1,694,530
4.000%	11/01/48	101	98,103
4.000%	12/01/48	624	603,096
4.000%	01/01/49	195	188,557
4.000%	01/01/49	296	288,688
4.000%	08/01/49	99	96,174
4.000%	04/01/50	1,960	1,896,694

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/01/51	291	$283,657
4.000%	06/01/52	1,305	1,250,941
4.000%	07/01/52	4,315	4,135,399
4.000%	12/01/54	9,309	8,901,671
4.000%	02/01/56	1,200	1,143,277
4.050%	11/01/31	10,912	10,755,986
4.120%	11/01/30	1,357	1,354,408
4.210%	01/01/31	840	842,063
4.370%	01/01/32	7,706	7,743,917
4.390%	04/01/29	2,574	2,607,800
4.420%	11/01/30	1,239	1,252,927
4.450%	08/01/32	2,400	2,408,030
4.460%	11/01/34	4,169	4,184,221
4.500%	TBA	21,750	21,757,646
4.500%	04/01/31	4	4,381
4.500%	05/01/31	15	15,066
4.500%	06/01/31	5	5,494
4.500%	11/01/31	7	6,961
4.500%	11/01/35	9	8,822
4.500%	12/01/37	851	857,107
4.500%	02/01/41	19	19,028
4.500%	04/01/41	1	793
4.500%	05/01/41	2	2,001
4.500%	05/01/41	2	2,331
4.500%	07/01/41	20	20,405
4.500%	12/01/41	43	42,840
4.500%	09/01/42	134	135,536
4.500%	10/01/43	205	205,725
4.500%	11/01/43	488	486,339
4.500%	01/01/44	51	51,035
4.500%	03/01/44	331	329,515
4.500%	04/01/44	15	15,022
4.500%	05/01/44	71	70,548
4.500%	01/01/45	213	212,708
4.500%	05/01/45	182	181,219
4.500%	07/01/45	224	223,475
4.500%	09/01/45	57	57,480
4.500%	11/01/45	8	8,243
4.500%	11/01/45	59	58,575
4.500%	11/01/45	318	317,788
4.500%	12/01/45	101	100,785
4.500%	07/01/46	667	669,022
4.500%	08/01/46	156	156,500
4.500%	01/01/47	28	28,113
4.500%	03/01/47	143	142,161
4.500%	05/01/47	384	381,256
4.500%	07/01/47	54	53,566
4.500%	09/01/47	14	13,715
4.500%	10/01/47	17	16,677
4.500%	10/01/47	59	58,433
4.500%	11/01/47	6	6,287
4.500%	11/01/47	29	29,030
4.500%	11/01/47	198	196,724
4.500%	11/01/47	254	252,374
4.500%	11/01/47	428	424,767
4.500%	12/01/47	18	18,289
4.500%	12/01/47	46	45,776
4.500%	01/01/48	415	411,910

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/48	22		$21,871
4.500%	03/01/48	16		16,386
4.500%	03/01/48	28		27,952
4.500%	05/01/48	28		27,814
4.500%	05/01/48	550		551,633
4.500%	05/01/48	1,416		1,408,032
4.500%	06/01/48	29		28,456
4.500%	08/01/48	356		353,447
4.500%	10/01/49	48		47,454
4.500%	05/01/52	888		870,344
4.500%	06/01/52	571		563,902
4.500%	11/01/52	3,453		3,383,213
4.500%	03/01/53	2,119		2,073,657
4.500%	07/01/53	333		325,501
4.500%	08/01/53	257		251,336
4.500%	08/01/53	412		402,283
4.500%	02/01/54	623		608,972
4.500%	10/01/54	9,115		8,912,435
4.500%	11/01/54	4,528		4,436,324
4.500%	09/01/63	4,774		4,677,796
4.520%	10/01/30	690		700,725
4.600%	12/01/32	5,000		5,053,896
4.610%	07/01/32	3,190		3,231,791
4.610%	07/01/32	4,000		4,052,402
4.750%	04/01/28	475		482,191
4.750%	11/01/39	4,994		4,993,909
4.760%	06/01/29	900		919,604
4.840%	01/01/34	3,000		3,044,200
5.000%	03/01/36	2		1,907
5.000%	12/01/36	1		705
5.000%	12/01/39	2		2,322
5.000%	01/01/40	1		1,381
5.000%	05/01/40	2		2,019
5.000%	05/01/40	9		9,261
5.000%	01/01/41	9		8,804
5.000%	04/01/41	3		2,950
5.000%	05/01/41	—(r	)	249
5.000%	05/01/41	25		25,426
5.000%	07/01/41	488		501,787
5.000%	01/01/42	4		4,359
5.000%	12/01/43	892		917,057
5.000%	09/01/48	145		146,587
5.000%	01/01/49	160		161,965
5.000%	01/01/49	276		280,060
5.000%	08/01/49	191		194,782
5.000%	12/01/49	1,260		1,276,746
5.000%	07/01/52	430		437,772
5.000%	08/01/52	1,087		1,088,239
5.000%	09/01/52	5,239		5,247,460
5.000%	11/01/52	4,052		4,057,435
5.000%	05/01/53	1,315		1,327,550
5.000%	07/01/53	536		543,879
5.000%	08/01/54	2,843		2,855,578
5.000%	12/01/54	4,920		4,948,210
5.000%	01/01/55	23,805		23,746,041
5.065%	12/01/28	1,950		2,008,511
5.500%	TBA	6,470		6,632,835
5.500%	TBA	42,350		42,942,163

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/33	7		$6,958
5.500%	10/01/33	9		8,995
5.500%	11/01/33	1		759
5.500%	02/01/34	9		9,368
5.500%	03/01/34	6		6,175
5.500%	09/01/34	4		3,722
5.500%	03/01/35	8		7,985
5.500%	05/01/35	3		2,719
5.500%	01/01/36	—(r	)	473
5.500%	07/01/36	2		2,500
5.500%	01/01/37	6		6,386
5.500%	06/01/37	2		2,088
5.500%	03/01/38	7		7,085
5.500%	04/01/38	504		517,343
5.500%	09/01/39	3		3,299
5.500%	11/01/39	887		909,611
5.500%	12/01/39	54		55,764
5.500%	06/01/40	7		7,148
5.500%	08/01/40	1,859		1,908,309
5.500%	10/01/52	1,161		1,184,916
5.500%	11/01/52	624		636,263
5.500%	11/01/52	1,027		1,047,853
5.500%	11/01/52	1,321		1,349,068
5.500%	11/01/52	1,471		1,499,872
5.500%	12/01/52	3,908		3,984,362
5.500%	06/01/53	2,031		2,070,259
5.500%	08/01/53	458		467,344
5.500%	08/01/53	535		544,493
5.500%	09/01/53	1,070		1,095,955
5.500%	08/01/54	1,374		1,393,621
5.500%	12/01/54	473		479,844
5.500%	12/01/54	996		1,017,132
5.500%	02/01/55	494		500,945
5.500%	03/01/55	685		694,705
5.500%	07/01/55	2,835		2,875,583
5.500%	09/01/56	1,091		1,127,733
6.000%	TBA	15,960		16,386,570
6.000%	11/01/28	—(r	)	190
6.000%	02/01/29	—(r	)	137
6.000%	03/01/32	—(r	)	291
6.000%	05/01/33	—(r	)	123
6.000%	01/01/34	6		5,739
6.000%	11/01/35	4		3,683
6.000%	12/01/35	1		1,419
6.000%	04/01/36	2		2,053
6.000%	07/01/36	1		1,343
6.000%	08/01/36	—(r	)	23
6.000%	08/01/36	1		1,386
6.000%	08/01/36	7		7,138
6.000%	09/01/36	—(r	)	55
6.000%	09/01/36	—(r	)	280
6.000%	09/01/36	—(r	)	513
6.000%	09/01/36	1		577
6.000%	09/01/36	7		7,529
6.000%	10/01/36	1		531
6.000%	10/01/36	4		3,886
6.000%	10/01/36	6		6,803
6.000%	11/01/36	—(r	)	90

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/36	1		$760
6.000%	11/01/36	2		1,655
6.000%	11/01/36	4		3,960
6.000%	11/01/36	6		6,013
6.000%	12/01/36	—(r	)	78
6.000%	12/01/36	—(r	)	149
6.000%	12/01/36	—(r	)	199
6.000%	12/01/36	1		1,169
6.000%	12/01/36	3		3,090
6.000%	12/01/36	8		7,993
6.000%	01/01/37	—(r	)	187
6.000%	01/01/37	—(r	)	472
6.000%	01/01/37	2		2,478
6.000%	01/01/37	5		5,408
6.000%	01/01/37	7		7,400
6.000%	01/01/37	604		638,671
6.000%	02/01/37	6		6,199
6.000%	02/01/37	96		101,536
6.000%	03/01/37	6		6,389
6.000%	03/01/37	10		10,869
6.000%	03/01/37	63		65,564
6.000%	05/01/37	1		1,079
6.000%	05/01/37	5		5,366
6.000%	05/01/37	7		7,082
6.000%	06/01/37	1		681
6.000%	08/01/37	1		1,030
6.000%	08/01/37	2		2,595
6.000%	08/01/37	3		3,663
6.000%	08/01/37	12		12,831
6.000%	10/01/37	—(r	)	198
6.000%	12/01/52	538		554,092
6.000%	05/01/53	1,181		1,228,078
6.000%	06/01/53	451		469,318
6.000%	07/01/53	588		611,590
6.000%	05/01/54	745		765,325
6.000%	09/01/54	862		887,095
6.500%	10/01/36	250		264,303
6.625%	11/15/30	1,950		2,198,846
Government National Mortgage Assoc.
2.000%	TBA	2,395		1,982,976
2.000%	10/20/50	9,211		7,633,586
2.000%	12/20/50	4,851		4,018,655
2.000%	01/20/51	1,590		1,317,377
2.000%	02/20/51	938		759,775
2.000%	02/20/51	2,912		2,412,454
2.000%	03/20/51	971		791,859
2.000%	04/20/51	889		724,458
2.000%	05/20/52	3,462		2,868,276
2.500%	TBA	27,471		23,691,591
2.500%	11/20/49	1,689		1,467,019
2.500%	08/20/50	222		191,940
2.500%	10/20/50	2,348		2,031,541
2.500%	11/20/50	774		668,097
2.500%	12/20/50	4,832		4,172,131
2.500%	03/20/51	1,340		1,156,283
2.500%	04/20/51	3,774		3,256,948
2.500%	05/20/51	2,030		1,752,178
2.500%	10/20/51	907		778,970

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/20/42	15	$14,061
3.000%	10/15/42	1,023	940,410
3.000%	04/20/51	6,378	5,739,685
3.000%	06/20/51	4,857	4,370,261
3.000%	08/20/51	8,904	8,010,808
3.000%	09/20/51	2,496	2,245,867
3.000%	01/20/52	664	591,936
3.000%	01/20/52	19,086	17,186,583
3.000%	03/20/52	660	589,775
3.000%	07/20/52	2,998	2,697,239
3.000%	12/20/52	156	140,056
3.500%	09/15/41	17	15,582
3.500%	11/15/41	1	1,376
3.500%	11/15/41	12	11,320
3.500%	01/15/42	4	3,648
3.500%	01/15/42	68	63,656
3.500%	02/15/42	12	10,937
3.500%	03/15/42	4	3,795
3.500%	03/15/42	41	38,482
3.500%	05/15/42	12	11,415
3.500%	06/15/42	8	7,982
3.500%	07/15/42	5	5,093
3.500%	07/15/42	8	7,378
3.500%	07/15/42	16	14,864
3.500%	07/15/42	19	17,911
3.500%	08/15/42	9	7,956
3.500%	01/15/43	8	7,806
3.500%	02/15/43	11	10,458
3.500%	04/15/43	18	17,137
3.500%	04/15/43	90	84,424
3.500%	04/20/43	182	171,456
3.500%	05/15/43	5	4,803
3.500%	05/15/43	5	4,948
3.500%	05/15/43	7	6,345
3.500%	05/15/43	28	25,903
3.500%	05/20/43	480	452,875
3.500%	07/15/43	50	46,736
3.500%	10/15/43	26	24,489
3.500%	11/15/43	6	5,274
3.500%	12/15/43	70	65,079
3.500%	01/15/44	21	19,941
3.500%	02/20/44	639	600,167
3.500%	03/20/45	22	20,495
3.500%	04/20/45	33	30,649
3.500%	05/20/45	62	57,628
3.500%	07/20/45	24	22,568
3.500%	08/20/45	33	30,624
3.500%	10/20/45	52	48,770
3.500%	11/20/45	23	21,279
3.500%	12/20/45	272	252,741
3.500%	05/20/46	111	103,405
3.500%	07/20/46	231	213,606
3.500%	09/20/46	49	46,010
3.500%	10/20/46	112	103,145
3.500%	05/20/47	109	101,239
3.500%	07/20/47	1,165	1,082,167
3.500%	03/20/48	27	24,655
3.500%	04/20/48	11	9,995

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	02/20/49	988	$913,398
3.500%	06/20/49	519	479,866
3.500%	11/20/49	1,265	1,167,050
3.500%	03/20/50	774	714,060
3.500%	06/20/50	1,273	1,172,758
3.500%	11/20/50	867	799,852
3.500%	02/20/51	1,194	1,101,402
3.500%	04/20/51	797	733,645
3.500%	09/20/51	526	483,530
3.500%	01/20/52	169	155,224
3.500%	02/20/52	3,337	3,062,225
3.500%	03/20/52	1,115	1,027,218
3.500%	07/20/52	548	504,297
3.500%	12/20/52	1,606	1,472,737
4.000%	07/20/39	88	85,811
4.000%	10/20/40	139	135,414
4.000%	12/20/40	565	550,040
4.000%	01/20/41	21	20,046
4.000%	02/20/41	61	59,401
4.000%	03/15/41	81	78,209
4.000%	12/20/46	227	218,739
4.000%	05/20/47	87	83,597
4.000%	06/20/47	216	207,965
4.000%	07/20/47	19	18,791
4.000%	09/20/47	956	920,622
4.000%	11/20/47	244	235,060
4.000%	12/20/47	225	216,543
4.000%	01/20/48	675	648,203
4.000%	11/20/49	639	609,808
4.000%	02/15/52	3,339	3,174,350
4.000%	08/20/52	3,082	2,932,111
4.000%	01/20/65	4,352	4,133,910
4.500%	12/20/39	9	9,245
4.500%	01/20/40	11	11,201
4.500%	02/20/40	9	9,239
4.500%	05/20/40	205	206,701
4.500%	07/20/40	4	3,774
4.500%	10/20/40	7	6,962
4.500%	12/20/40	156	157,142
4.500%	02/20/42	180	181,244
4.500%	11/20/46	39	38,836
4.500%	03/15/47	61	60,728
4.500%	04/15/47	66	65,497
4.500%	05/15/47	54	53,751
4.500%	05/20/52	279	274,171
4.500%	08/20/52	3,340	3,279,453
4.500%	09/20/52	510	499,213
4.500%	09/20/52	850	834,159
4.500%	10/20/52	3,257	3,196,302
5.000%	TBA	8,505	8,484,898
5.000%	08/15/38	44	44,976
5.000%	10/15/38	4	3,786
5.000%	10/15/38	147	151,081
5.000%	12/15/38	58	59,822
5.000%	03/15/39	182	186,916
5.000%	05/15/39	55	56,568
5.000%	05/15/39	179	183,572
5.000%	11/15/39	82	84,640

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/15/40	792	$813,294
5.000%	05/20/40	709	729,404
5.000%	06/20/40	566	583,450
5.000%	07/20/40	12	12,429
5.000%	07/20/40	223	229,086
5.000%	09/15/40	198	203,491
5.000%	10/20/47	15	15,121
5.000%	08/20/53	844	847,570
5.000%	10/20/54	2,265	2,268,339
5.500%	TBA	20,810	21,011,782
5.500%	08/20/53	560	571,362
6.000%	TBA	6,614	6,739,821
6.000%	09/20/53	1,098	1,136,973
6.000%	01/20/54	448	464,452
6.000%	07/20/55	721	735,942
6.000%	09/20/55	2,463	2,514,407
6.500%	01/20/54	335	349,709
6.500%	03/20/54	557	577,052
6.500%	10/20/54	1,482	1,565,757
6.500%	03/20/55	1,790	1,863,814
7.000%	10/20/54	1,978	2,091,870
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.644%, Floor 2.400%)
6.678%(c)	04/20/60	211	217,946
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	900	893,969
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33	123	88,859
4.724%(s)	07/15/34	60	40,280

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $969,227,889)			948,716,127

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,046,889
1.625%	11/15/50	15,650	8,233,367
1.875%	11/15/51	34,685	19,212,238
2.000%	11/15/41	18,200	12,720,094
2.000%	08/15/51	10,020	5,752,106
2.250%	02/15/52	9,555	5,809,141
2.375%	02/15/42	5,675	4,182,652
2.375%	11/15/49	10,790	6,942,691
2.375%	05/15/51	18,375	11,602,090
2.500%	02/15/45(k)	12,370	8,769,170
2.750%	11/15/47	11,102	7,915,094
3.000%	05/15/47	12,437	9,349,126
3.000%	02/15/48	25,707	19,155,732
3.000%	02/15/49	430	317,327
3.250%	05/15/42	23,470	19,604,784
3.625%	02/15/44	8,190	7,039,561
4.000%	11/15/42	4,355	3,997,073
4.125%	08/15/44	11,790	10,837,589
4.250%	02/15/54	11,339	10,270,654
4.250%	08/15/54	11,615	10,524,279
4.375%	11/15/39	7,000	6,910,313
4.375%	08/15/43	14,375	13,748,340
4.500%	02/15/44	22,630	21,926,348
4.625%	11/15/44	795	780,094

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.750%	02/15/45		3,790	$3,775,195
4.750%	11/15/53		7,380	7,256,616
4.750%	05/15/55		15	14,773
4.750%	08/15/55		2,785	2,744,095
4.875%	08/15/45		4,025	4,069,652
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	02/15/43		3,335	2,482,117
0.750%	02/15/42		12,371	9,629,905
0.750%	02/15/45		1,963	1,431,333
1.000%	02/15/46		1,883	1,418,809
1.375%	02/15/44		5,651	4,731,801
1.750%	01/15/34		7,928	7,886,366
U.S. Treasury Notes
1.875%	02/15/32		31,995	28,545,539
3.125%	08/31/29		21,146	20,789,161
3.625%	08/31/30		24,900	24,814,406
3.750%	05/31/30		23,750	23,811,231
3.750%	08/31/31		5,062	5,046,577
3.875%	09/30/29		11,455	11,552,547
3.875%	08/15/34		74,849	73,737,960
4.000%	07/31/29		121,806	123,395,188
4.000%	02/15/34		32,345	32,264,138
4.125%	11/30/29		2,970	3,021,511
4.250%	01/15/28		1,310	1,329,343
4.250%	11/15/34		9,750	9,861,211
4.500%	11/15/33		75,295	77,789,147
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41		4,494	2,101,695
2.363%(s)	02/15/42	(k)	40,293	18,259,807
2.384%(s)	02/15/43		3,505	1,497,550
3.605%(s)	02/15/35		991	671,457
3.929%(s)	02/15/41		1,150	554,109
4.282%(s)	08/15/35		2,541	1,677,604
4.325%(s)	02/15/36		588	378,347
4.363%(s)	05/15/36		1,187	752,980
4.394%(s)	08/15/36		547	342,371
4.862%(s)	11/15/41		2,420	1,114,184
5.168%(s)	11/15/43		3,500	1,429,306

TOTAL U.S. TREASURY OBLIGATIONS (cost $790,285,219)				741,824,783

			Shares

COMMON STOCKS — 0.2%
Aerospace & Defense — 0.0%
Incora Intermediate LLC^			869	9,402

Building Products — 0.0%
SAL TopCo LLC^*			2,403,091	240

Chemicals — 0.0%
Cornerstone Chemical Co.^*(x)			16,552	82,760
TPC Group, Inc.*			52,737	1,054,740
Venator Materials PLC^*(x)			688	—

				1,137,500

Consumer Staples Distribution & Retail — 0.0%
ESC NMG Parent LLC^			956	478
Rite Aid Corp.^.			597	—

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Rite Aid Corp., 144A^(d)	606,000	$1

		479

Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)^*	14,898	446,940
Keycon Power Holdings LLC^*	26,575	769,878

		1,216,818

Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)*	3,871	658,958

Metals & Mining — 0.0%
MNK Common Stock	145	14,330

Oil, Gas & Consumable Fuels — 0.1%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	997	65,802
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	22,672	1,496,352
Heritage Power LLC, Litigation Trust Interests^*	26,092	13,046

		1,575,200

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	153,008	2,735,018

TOTAL COMMON STOCKS (cost $4,186,750)		7,347,945

PREFERRED STOCKS — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	75,000

Metals & Mining — 0.0%
MNK Preferred Shares^	6,606,780	661

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)^*(x)	12,039	149,776

TOTAL PREFERRED STOCKS (cost $115,350)		225,437

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.0%
iShares Core U.S. Aggregate Bond ETF	825,839	82,484,799
Vanguard Total Bond Market ETF	1,113,577	82,482,649

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $168,755,527)		164,967,448

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Units	Value

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)		58,081	$1

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $4,279,340,600)			4,207,589,859

		Shares
SHORT-TERM INVESTMENTS — 3.4%
AFFILIATED MUTUAL FUNDS — 2.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)		46,268,081	46,268,081
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $71,197,419; includes $70,953,987 of cash collateral for securities on loan)(b)(wa)		71,240,390	71,197,646

TOTAL AFFILIATED MUTUAL FUNDS (cost $117,465,500)			117,465,727

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BOND — 0.0%
Leisure Time
YMCA of Greater New York, Unsec’d. Notes 2.303%	08/01/26	350	345,186

(cost $345,778)

		Shares
UNAFFILIATED FUND — 0.5%
Dreyfus Government Cash Management (7-day effective yield 3.651%) (Institutional Shares)		21,614,201	21,614,201

(cost $21,614,201)
OPTIONS PURCHASED*~ — 0.0%
(cost $200,453)			86,561

TOTAL SHORT-TERM INVESTMENTS (cost $139,625,932)			139,511,675

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.6% (cost $4,418,966,532)			4,347,101,534

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $356,019)			(254,909)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.6% (cost $4,418,610,513)			4,346,846,625
Liabilities in excess of other assets(z) — (4.6)%			(190,135,467)

NET ASSETS — 100.0%			$4,156,711,158

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,112,479 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,454,288; cash collateral of $70,953,987 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%), 5.840%(c), 03/15/41	02/29/24-01/29/25	$3,107,261	$3,100,000	0.1%
Cornerstone Chemical Co.*^	12/06/23	314,488	82,760	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	324,097	333,471	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%(s), 12/31/30	11/14/23-07/25/24	2	2	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%(s), 12/31/30^	11/14/23	5	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	42,600	149,776	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	224,263	2,735,018	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	840,000	872,029	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/13/25-05/20/25	1,747,563	1,905,271	0.0
Venator Materials PLC*^	07/18/18-10/19/23	1,251,924	—	0.0

Total		$7,852,203	$9,178,328	0.2%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/26	$(999)	$(807,313)
Federal National Mortgage Assoc.	2.000%	TBA	01/20/26	(2,000)	(1,851,250)
Federal National Mortgage Assoc.	2.500%	TBA	01/14/26	(13,783)	(11,649,865)
Federal National Mortgage Assoc.	3.000%	TBA	01/14/26	(5,454)	(4,823,168)
Federal National Mortgage Assoc.	4.000%	TBA	01/14/26	(2,512)	(2,512,377)
Federal National Mortgage Assoc.	4.500%	TBA	01/14/26	(15,125)	(14,764,150)
Federal National Mortgage Assoc.	4.500%	TBA	02/12/26	(5,040)	(4,915,819)
Federal National Mortgage Assoc.	5.000%	TBA	01/14/26	(5,325)	(5,310,023)
Federal National Mortgage Assoc.	6.500%	TBA	01/14/26	(2,385)	(2,478,589)
Government National Mortgage Assoc.	3.000%	TBA	01/22/26	(2,700)	(2,425,676)
Government National Mortgage Assoc.	3.500%	TBA	01/22/26	(3,600)	(3,275,576)
Government National Mortgage Assoc.	4.000%	TBA	01/22/26	(550)	(519,471)
Government National Mortgage Assoc.	4.500%	TBA	01/22/26	(195)	(189,912)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $55,419,719)					$(55,523,189)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		4,255	$3
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		8,510	7
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	588	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	581	1
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	296	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	2,614	1,125
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		2,726	1,238

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		885	$107
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		2,374	681
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		684	421
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		679	403
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		681	25
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		1,363	378
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	888	1,434
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		680	2
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		681	4
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		3,177	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		874	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		2,726	5
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		1,363	2

Total OTC Traded (cost $45,193)								$5,836

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.870%	3.21%(A)	12,005	$73,581
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/3.870%	8.19%(A)	12,005	6
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	1,390	193
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	2,270	315
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	40,060	6,630

Total OTC Swaptions (cost $155,260)								$80,725

Total Options Purchased (cost $200,453)								$86,561

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	588	$(219)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	581	(349)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	296	(223)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	2,614	(14,923)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		885	(1,939)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		2,374	(9,326)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		684	(4,275)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		679	(3,585)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		681	(18,972)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		680	(6,329)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		681	(7,689)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,021	(8)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		2,726	(34,932)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		1,363	(36,403)

Total OTC Traded (premiums received $ 153,099)								$(139,172)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	40,060	$(18,927)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/3.870%	12,005	(42,775)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/3.870%	12,005	(27,953)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	1,390	(4,227)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	2,270	(6,904)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	31,970	(1,881)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	11,530	(597)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	40,060	(1,852)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	$0.75	1.00%(Q)	CDX.NA.IG.45.V1(Q)	15,110	(10,621)

Total OTC Swaptions (premiums received $ 202,920)								$(115,737)

Total Options Written (premiums received $356,019)								$(254,909)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
251	3 Month CME SOFR	Mar. 2026	$60,436,094	$27,793
450	2 Year U.S. Treasury Notes	Mar. 2026	93,955,078	(43,414)
1,337	5 Year U.S. Treasury Notes	Mar. 2026	146,140,371	(272,476)
1,218	10 Year U.S. Treasury Notes	Mar. 2026	136,948,875	(544,229)
424	10 Year U.S. Ultra Treasury Notes	Mar. 2026	48,766,627	(124,564)
642	20 Year U.S. Treasury Bonds	Mar. 2026	74,211,188	(742,707)
418	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	49,324,000	(842,791)

				(2,542,388)

Short Positions:
22	2 Year U.S. Treasury Notes	Mar. 2026	4,593,359	2,224
41	5 Year Euro-Bobl	Mar. 2026	5,596,961	40,139
12	10 Year Euro-Bund	Mar. 2026	1,799,043	24,669
100	10 Year U.S. Treasury Notes	Mar. 2026	11,243,750	52,658
29	10 Year U.S. Ultra Treasury Notes	Mar. 2026	3,335,453	6,773
137	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	16,166,000	279,008
4	Euro Schatz Index	Mar. 2026	501,998	890

				406,361

				$(2,136,027)

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	23,601	$4,328,925	$4,269,715	$—	$(59,210)
Chilean Peso,
Expiring 03/18/26	BOA	CLP	341,738	375,000	379,917	4,917	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	6,098,632	1,559,154	1,573,233	14,079	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	14,288	687,000	695,271	8,271	—
Euro,
Expiring 01/22/26	CITI	EUR	589	679,594	692,915	13,321	—
Expiring 01/22/26	CITI	EUR	295	346,000	346,485	485	—
Expiring 01/22/26	MSI	EUR	1,914	2,236,161	2,251,997	15,836	—
Expiring 01/22/26	MSI	EUR	1,303	1,518,998	1,533,170	14,172	—
Expiring 01/22/26	MSI	EUR	437	505,116	513,982	8,866	—
Expiring 01/22/26	SSB	EUR	452	522,603	531,382	8,779	—
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	147,836	444,000	451,365	7,365	—
Expiring 01/22/26	DB	HUF	256,186	773,000	782,171	9,171	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	174,358	1,924,000	1,926,117	2,117	—
Expiring 03/18/26	BOA	INR	104,962	1,158,000	1,159,504	1,504	—
Expiring 03/18/26	CITI	INR	440,532	4,862,113	4,866,523	4,410	—
Expiring 03/18/26	CITI	INR	83,669	920,000	924,290	4,290	—
Expiring 03/18/26	JPM	INR	440,532	4,845,001	4,866,522	21,521	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	39,382,860	2,352,761	2,354,020	1,259	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	215,510	1,431,762	1,378,541	—	(53,221)
Expiring 01/22/26	MSI	JPY	97,875	650,416	626,072	—	(24,344)
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	14,055	444,000	446,770	2,770	—
Expiring 03/18/26	JPM	TWD	19,706	630,999	626,412	—	(4,587)
Expiring 03/18/26	MSI	TWD	29,739	954,725	945,329	—	(9,396)
Expiring 03/18/26	MSI	TWD	21,403	687,000	680,357	—	(6,643)
Expiring 03/18/26	MSI	TWD	20,652	664,000	656,471	—	(7,529)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	3,646	1,080,797	1,081,621	824	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	33,024	562,000	557,807	—	(4,193)
Expiring 03/18/26	JPM	PHP	40,011	677,000	675,825	—	(1,175)
Expiring 03/18/26	JPM	PHP	18,561	313,486	313,511	25	—
Singapore Dollar,
Expiring 03/18/26	DB	SGD	782	611,000	611,440	440	—
Expiring 03/18/26	HSBC	SGD	468	365,000	366,029	1,029	—
Expiring 03/18/26	MSI	SGD	491	383,000	384,103	1,103	—
South African Rand,
Expiring 03/18/26	DB	ZAR	5,911	344,000	354,965	10,965	—
Expiring 03/18/26	GSI	ZAR	6,811	399,770	408,998	9,228	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	2,652,934	1,811,000	1,842,382	31,382	—
Expiring 03/18/26	MSI	KRW	379,646	258,500	263,653	5,153	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	29,629	679,000	683,994	4,994	—
Expiring 01/22/26	BARC	TRY	24,354	552,677	557,923	5,246	—
Expiring 01/22/26	BARC	TRY	22,615	514,555	518,071	3,516	—
Expiring 01/22/26	BOA	TRY	29,733	679,000	681,136	2,136	—

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 01/22/26	HSBC	TRY	22,615	$514,239	$518,071	$3,832	$—

				$45,245,352	$45,298,060	223,006	(170,298)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	2,578	$473,001	$466,330	$6,671	$—
British Pound,
Expiring 01/22/26	BNY	GBP	3,256	4,327,916	4,388,553	—	(60,637)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	2,366,627	2,572,644	2,631,028	—	(58,384)
Colombian Peso,
Expiring 03/18/26	MSI	COP	1,614,488	411,000	416,482	—	(5,482)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	10,685	517,000	519,928	—	(2,928)
Expiring 01/22/26	BNP	CZK	41,627	1,998,865	2,025,624	—	(26,759)
Expiring 01/22/26	CITI	CZK	9,670	468,000	470,541	—	(2,541)
Expiring 01/22/26	DB	CZK	8,176	397,000	397,873	—	(873)
Euro,
Expiring 01/22/26	BARC	EUR	4,807	5,563,931	5,655,270	—	(91,339)
Expiring 01/22/26	DB	EUR	17,227	20,023,024	20,265,960	—	(242,936)
Expiring 01/22/26	JPM	EUR	12,920	15,095,602	15,199,471	—	(103,869)
Expiring 01/22/26	SSB	EUR	12,920	15,141,133	15,199,470	—	(58,337)
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	248,379	756,000	758,335	—	(2,335)
Expiring 01/22/26	JPM	HUF	153,860	462,000	469,755	—	(7,755)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	6,039	329,032	332,812	—	(3,780)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	1,387	410,000	411,322	—	(1,322)
Expiring 03/18/26	CITI	PEN	1,288	381,654	382,046	—	(392)
Expiring 03/18/26	CITI	PEN	912	269,500	270,439	—	(939)
Polish Zloty,
Expiring 01/22/26	CITI	PLN	2,504	688,000	697,421	—	(9,421)
Expiring 01/22/26	JPM	PLN	4,093	1,122,000	1,140,049	—	(18,049)
Expiring 01/22/26	JPM	PLN	2,004	546,500	558,092	—	(11,592)
Expiring 01/22/26	MSI	PLN	3,806	1,037,883	1,060,134	—	(22,251)
Singapore Dollar,
Expiring 03/18/26	MSI	SGD	15,066	11,709,673	11,780,647	—	(70,974)
South African Rand,
Expiring 03/18/26	MSI	ZAR	11,782	701,144	707,538	—	(6,394)
South Korean Won,
Expiring 03/18/26	BOA	KRW	515,469	352,000	357,978	—	(5,978)
Expiring 03/18/26	CITI	KRW	5,098,015	3,481,157	3,540,419	—	(59,262)
Thai Baht,
Expiring 03/18/26	HSBC	THB	53,136	1,686,656	1,696,381	—	(9,725)
Expiring 03/18/26	JPM	THB	16,992	541,001	542,478	—	(1,477)
Expiring 03/18/26	MSI	THB	13,192	421,000	421,156	—	(156)

				$91,884,316	$92,763,532	6,671	(885,887)

						$229,677	$(1,056,185)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	03/23/26	4.100%(Q)		1,030	*	$4,666	$—	$4,666	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		1,169	*	16,823	—	16,823	GSI
Republic of France	06/20/35	0.250%(Q)		385	0.590%	(10,295)	(12,873)	2,578	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		855	1.706%	(2,575)	(1,976)	(599)	GSI
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	905	0.049%	1,083	655	428	BARC

						$9,702	$(14,194)	$23,896

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	20,000	$(437,671)	$(458,431)	$(20,760)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	$36,002	$183,236	$ 147,234
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(142,133)	(142,133)
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	304	(16,160)	(16,464)
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	1,421	133,930	132,509
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(5,545)	(144,542)	(138,997)
	12,700	05/31/29	3.704%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(96,910)	(96,910)
	7,695	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(165,144)	(165,144)
	18,090	03/19/45	4.160%(A)	1 Day SOFR(1)(A)/ 3.870%	(35,258)	23,256	58,514
	2,105	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(14,591)	(124,948)	(110,357)
	4,764	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 3.870%	2,617	999,586	996,969
	6,785	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 3.870%	26,937	674,069	647,132
	1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	876,417	945,978	69,561
	8,815	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	128,917	351,022	222,105
	1,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	14,471	143,634	129,163
	5,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	346,292	346,292

					$1,031,692	$3,111,166	$2,079,474

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.330%	JPM	03/17/26	6,450	$218,269	$—	$218,269
Total Return Benchmark Bond Index(T)	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	5,430	163,338	—	163,338
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 3.890%	JPM	02/13/26	27,880	(186,523)	—	(186,523)

					$195,084	$—	$195,084

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$655	$(14,849)	$406,102	$(187,122)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$ —	$ 921,759
GS	1,748,000	2,821,447

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Broker	Cash and/or Foreign Currency	Securities Market Value
JP	$ —	$ 3,027,030
MLC	—	6,575,126
Total	$1,748,000	$13,345,362

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$228,993,281	$—	$—
Asset-Backed Securities
Automobiles	—	94,690,868	—
Collateralized Loan Obligations	—	213,844,779	—
Consumer Loans	—	49,954,058	—
Credit Cards	—	14,373,236	—
Equipment	—	10,927,843	—
Home Equity Loans	—	17,249,860	—
Manufactured Housing	—	2,734,308	—
Other	—	82,859,217	3,435,700
Residential Mortgage-Backed Securities	—	15,925,023	3,489,871
Student Loans	—	4,818,586	—
Commercial Mortgage-Backed Securities	—	210,033,099	—
Corporate Bonds	—	1,077,376,386	1,157,132
Floating Rate and Other Loans	—	478,997	1,460,105
Municipal Bonds	—	12,003,667	—
Residential Mortgage-Backed Securities	—	255,961,086	—
Sovereign Bonds	—	42,741,016	—
U.S. Government Agency Obligations	—	948,716,127	—
U.S. Treasury Obligations	—	741,824,783	—
Common Stocks	—	6,025,200	1,322,745
Preferred Stocks	—	—	225,437
Unaffiliated Exchange-Traded Funds	164,967,448	—	—
Warrants	—	1	—**
Short-Term Investments
Affiliated Mutual Funds	117,465,727	—	—
Corporate Bond	—	345,186	—
Unaffiliated Fund	21,614,201	—	—
Options Purchased	—	86,561	—

Total	$533,040,657	$3,802,969,887	$11,090,990

Liabilities
Options Written	$—	$(254,909)	$—

Other Financial Instruments*
Assets
Futures Contracts	$434,154	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	229,677	—
OTC Credit Default Swap Agreements	—	1,083	21,489

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$2,749,479	$—
OTC Total Return Swap Agreements	—	381,607	—

Total	$434,154	$3,361,846	$21,489

Liabilities
Forward Commitment Contracts	$—	$(55,523,189)	$—
Futures Contracts	(2,570,181)	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(1,056,185)	—
Centrally Cleared Credit Default Swap Agreement	—	(20,760)	—
OTC Credit Default Swap Agreements	—	(12,870)	—
Centrally Cleared Interest Rate Swap Agreements	—	(670,005)	—
OTC Total Return Swap Agreement	—	(186,523)	—

Total	$(2,570,181)	$(57,469,532)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

U.S. Government Agency Obligations	22.8%
U.S. Treasury Obligations	17.8
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	8.4
Banks	7.7
Residential Mortgage-Backed Securities	6.7
Collateralized Loan Obligations	5.1
Commercial Mortgage-Backed Securities	5.1
Unaffiliated Exchange-Traded Funds	4.0
Electric	3.6
Automobiles	2.3
Other	2.1
Pipelines	1.4
Consumer Loans	1.2
Diversified Financial Services	1.1
Sovereign Bonds	1.0
Oil & Gas	0.9
Healthcare-Services	0.9
Semiconductors	0.7
Real Estate Investment Trusts (REITs)	0.7
Media	0.7
Insurance	0.7
Telecommunications	0.7
Aerospace & Defense	0.6
Foods	0.6
Unaffiliated Fund	0.5
Pharmaceuticals	0.5
Software	0.5
Internet	0.5
Home Equity Loans	0.4
Credit Cards	0.3
Agriculture	0.3
Commercial Services	0.3
Municipal Bonds	0.3

Retail	0.3%
Gas	0.3
Equipment	0.3
Computers	0.3
Chemicals	0.2
Auto Manufacturers	0.2
Mining	0.2
Healthcare-Products	0.2
Biotechnology	0.2
Packaging & Containers	0.2
Airlines	0.2
Beverages	0.2
Student Loans	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.1
Transportation	0.1
Machinery-Diversified	0.1
Investment Companies	0.1
Trucking & Leasing	0.1
Wireless Telecommunication Services	0.1
Home Builders	0.1
Manufactured Housing	0.1
Cosmetics/Personal Care	0.1
Building Materials	0.1
Holding Companies-Diversified	0.1
Oil, Gas & Consumable Fuels	0.1
Machinery-Construction & Mining	0.0	*
Real Estate	0.0	*
Leisure Time	0.0	*
Electronics	0.0	*
Environmental Control	0.0	*
Entertainment	0.0	*
Savings & Loans	0.0	*
Iron/Steel	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Electric Utilities	0.0	*%
Lodging	0.0	*
Apparel	0.0	*
Gas Utilities	0.0	*
Miscellaneous Manufacturing	0.0	*
Coal	0.0	*
Housewares	0.0	*
Distribution/Wholesale	0.0	*
Options Purchased	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Metals & Mining	0.0	*

Consumer Staples Distribution & Retail	0.0	*%
Building Products	0.0	*
Textiles	0.0	*
Interactive Media & Services	0.0	*

	104.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$20,760	*

Credit contracts	Premiums paid for OTC swap agreements	655		Premiums received for OTC swap agreements	14,849

Credit contracts	Unaffiliated investments	7,138		Options written outstanding, at value	45,009

Credit contracts	Unrealized appreciation on OTC swap agreements	24,495		Unrealized depreciation on OTC swap agreements	599

Foreign exchange contracts	Unaffiliated investments	5,826		Options written outstanding, at value	139,172

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	229,677		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,056,185

Interest rate contracts	Due from/to broker-variation margin futures	434,154	*	Due from/to broker-variation margin futures	2,570,181	*

Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	2,749,479	*	Due from/to broker-variation margin swaps and swaptions	670,005	*

Interest rate contracts	Unaffiliated investments	73,597		Options written outstanding, at value	70,728

Interest rate contracts	Unrealized appreciation on OTC swap agreements	381,607		Unrealized depreciation on OTC swap agreements	186,523

		$3,906,628			$4,774,011

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(232,406)	$332,199	$—	$—	$(109,100)
Foreign exchange contracts	(190,383)	982,941	—	(2,592,113)	—
Interest rate contracts	(7,293)	29,155	1,275,349	—	(6,260,475)

Total	$(430,082)	$1,344,295	$1,275,349	$(2,592,113)	$(6,369,575)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(48,778)	$62,749	$—	$—	$(329,516)
Foreign exchange contracts	(41,317)	(2,601)	—	(2,530,365)	—
Interest rate contracts	(31,233)	35,953	864,065	—	7,099,971

Total	$(121,328)	$96,101	$864,065	$(2,530,365)	$6,770,455

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 123,701
Options Written (2)	151,085,436
Futures Contracts - Long Positions (2)	468,138,855
Futures Contracts - Short Positions (2)	103,006,748
Forward Foreign Currency Exchange Contracts - Purchased (3)	41,356,733
Forward Foreign Currency Exchange Contracts - Sold (3)	87,070,914
Cross Currency Exchange Contracts (4)	545,388
Credit Default Swap Agreements - Buy Protection (2)	41,199,862
Credit Default Swap Agreements - Sell Protection (2)	10,081,176
Interest Rate Swap Agreements (2)	153,127,910
Total Return Swap Agreements (2)	46,656,315

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$69,454,288	$(69,454,288)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$28,252	$(111,367)	$(83,115)	$—	$(83,115)
BNP	73,587	(150,708)	(77,121)	—	(77,121)
BNY	—	(64,417)	(64,417)	—	(64,417)
BOA	17,584	(32,166)	(14,582)	—	(14,582)
CITI	43,494	(230,723)	(187,229)	—	(187,229)
DB	20,578	(250,138)	(229,560)	—	(229,560)
GSI	200,726	(64,263)	136,463	—	136,463
HSBC	4,861	(9,725)	(4,864)	—	(4,864)
JPM	279,689	(380,929)	(101,240)	—	(101,240)
MSI	45,130	(153,388)	(108,258)	—	(108,258)
RBC	315	(6,904)	(6,589)	—	(6,589)
SSB	8,779	(58,337)	(49,558)	—	(49,558)

	$722,995	$(1,513,065)	$(790,070)	$—	$(790,070)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $69,454,288:
Unaffiliated investments (cost $4,082,979,403)	$4,000,642,526
Affiliated investments (cost $335,987,129)	346,459,008
Cash	1,238,183
Foreign currency, at value (cost $187,774)	185,898
Receivable for investments sold	68,518,615
Dividends and interest receivable	30,595,208
Receivable for Portfolio shares sold	3,029,328
Deposit with broker for centrally cleared/exchange-traded derivatives	1,748,000
Unrealized appreciation on OTC swap agreements	406,102
Unrealized appreciation on OTC forward foreign currency exchange contracts	229,677
Due from broker-variation margin swaps	151,543
Tax reclaim receivable	77,996
Premiums paid for OTC swap agreements	655
Prepaid expenses and other assets	106,649

Total Assets	4,453,389,388

LIABILITIES
Payable for investments purchased	164,478,309
Payable to broker for collateral for securities on loan	70,953,987
Forward commitment contracts, at value (proceeds receivable $55,419,719)	55,523,189
Management fee payable.	1,457,210
Payable for Portfolio shares purchased	1,195,761
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,056,185
Due to broker-variation margin futures	732,016
Accrued expenses and other liabilities	641,400
Options written outstanding, at value (premiums received $356,019)	254,909
Unrealized depreciation on OTC swap agreements	187,122
Distribution fee payable	170,966
Premiums received for OTC swap agreements	14,849
Payable to affiliate	8,899
Trustees’ fees payable	2,950
Affiliated transfer agent fee payable	478

Total Liabilities	296,678,230

NET ASSETS	$4,156,711,158

Net assets were comprised of:
Partners’ Equity	$4,156,711,158

Net asset value and redemption price per share, $4,156,711,158 / 288,956,300 outstanding shares of beneficial interest	$14.39

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $5,044 foreign withholding tax)	$176,444,027
Unaffiliated dividend income (net of $13 foreign withholding tax)	6,452,890
Affiliated dividend income	2,636,240
Income from securities lending, net (including affiliated income of $126,157)	127,029

Total income	185,660,186

EXPENSES
Management fee	16,902,682
Distribution fee	10,244,050
Custodian and accounting fees	446,768
Audit fee	133,115
Professional fees	92,230
Trustees’ fees	79,167
Shareholders’ reports	19,783
Transfer agent’s fees and expenses (including affiliated expense of $6,378)	10,568
Miscellaneous	128,471

Total expenses	28,056,834

NET INVESTMENT INCOME (LOSS)	157,603,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,345)	(25,331,693)
Futures transactions	1,275,349
Forward and cross currency contract transactions	(2,592,113)
Options written transactions	1,344,295
Swap agreements transactions	(6,369,575)
Foreign currency transactions	(418,708)

(32,092,445)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10,471,879)	153,848,337
Futures	864,065
Forward and cross currency contracts	(2,530,365)
Options written	96,101
Swap agreements.	6,770,455
Foreign currencies	281,013

159,329,606

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	127,237,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$284,840,513

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$157,603,352	$152,863,518
Net realized gain (loss) on investment and foreign currency transactions	(32,092,445)	(52,930,361)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	159,329,606	(42,337,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	284,840,513	57,595,214

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,831,806 and 22,889,158 shares, respectively]	261,872,689	304,066,765
Net asset value of shares issued in merger [37,993,531 and 0 shares, respectively]	514,812,343	—
Portfolio shares purchased [50,855,333 and 40,855,617 shares, respectively]	(703,091,787)	(543,694,992)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	73,593,245	(239,628,227)

TOTAL INCREASE (DECREASE)	358,433,758	(182,033,013)
NET ASSETS:
Beginning of year	3,798,277,400	3,980,310,413

End of year	$4,156,711,158	$3,798,277,400

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$13.42	$13.23	$12.44	$14.86	$15.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.54	0.52	0.47	0.34	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43	(0.33)	0.32	(2.76)	(0.59)

Total from investment operations	0.97	0.19	0.79	(2.42)	(0.34)

Net Asset Value, end of year	$14.39	$13.42	$13.23	$12.44	$14.86

Total Return(b)	7.15%	1.44%	6.35%	(16.29)%	(2.24)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4,157	$3,798	$3,980	$3,882	$2,303
Average net assets (in millions)	$4,098	$3,916	$3,860	$4,299	$3,366
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement.	0.68%	0.68%	0.68%	0.69%	0.77%
Expenses before waivers and/or expense reimbursement	0.68%	0.71%	0.72%	0.73%	0.77%
Net investment income (loss)	3.85%	3.90%	3.73%	2.57%	1.68%
Portfolio turnover rate(d)(e)	175%	266%	315%	408%	106%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 37.6%
Banco Bilbao Vizcaya Argentaria
3.85%, dated 12/31/25, due 01/02/26 in the amount of $25,005,347 collateralized by U.S. Treasury Securities (coupon rates 0.625%-4.500%, maturity dates 02/28/27-02/15/47) with the aggregate value, including accrued interest, of $25,505,454		25,000	$25,000,000
Clear Street LLC
3.9%, dated 12/31/25, due 01/02/26 in the amount of $45,009,750 collateralized by FFCSB (coupon rate 5.600%, maturity date 09/04/40), FHLMC (coupon rates 6.000%-6.500%, maturity dates 10/01/53-11/01/55), FNMA (coupon rates 5.500%-6.500%, maturity dates 06/01/54-04/01/55) and U.S. Treasury Securities (coupon rate 3.875%, maturity date 05/15/43) with the aggregate value, including accrued interest, of $45,910,008		45,000	45,000,000
Credit Agricole Corporate & Investment Bank
3.9%, dated 11/25/25, due 01/22/26 in the amount of $23,144,517 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 06/30/30) with the aggregate value, including accrued interest, of $23,460,030		23,000	23,000,000
3.85%, dated 12/03/25, due 01/07/26 in the amount of $10,037,431 collateralized by U.S. Treasury Securities (coupon rate 4.250%, maturity date 01/15/28) with the aggregate value, including accrued interest, of $10,200,064		10,000	10,000,000
Natixis
3.75%, dated 12/11/25, due 01/02/26 in the amount of $42,096,250 collateralized by FHLMC (coupon rates 3.000%-6.500%, maturity dates 04/01/47-09/01/55), FNMA (coupon rates 3.500%-6.500%, maturity dates 07/01/29-10/01/55) and U.S. Treasury Securities (coupon rates 1.375%-4.875%, maturity dates 06/30/26-02/15/52) with the aggregate value, including accrued interest, of $42,840,010		42,000	42,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
NatWest Markets Securities, Inc.
3.85%, dated 12/31/25, due 01/02/26 in the amount of $25,005,347 collateralized by U.S. Treasury Securities (coupon rate 2.375%, maturity date 03/31/29) with the aggregate value, including accrued interest, of $25,505,519		25,000	$25,000,000
3.8%, dated 12/31/25, due 01/07/26 in the amount of $20,014,778 collateralized by U.S. Treasury Securities (coupon rate 2.375%, maturity date 03/31/29) with the aggregate value, including accrued interest, of $20,415,088		20,000	20,000,000
RBC Dominion Securities, Inc.
3.83%, dated 12/31/25, due 01/02/26 in the amount of $10,002,128 collateralized by FHLMC (coupon rates 3.000%-5.000%, maturity dates 02/01/50-12/01/55), FNMA (coupon rates 1.500%-5.000%, maturity dates 04/01/36-11/01/53), GNMA (coupon rate 2.500%, maturity date 05/20/51) and U.S. Treasury Securities (coupon rate 1.375%, maturity date 02/15/44) with the aggregate value, including accrued interest, of $10,200,106		10,000	10,000,000
TD Securities (USA) LLC
3.85%, dated 12/31/25, due 01/02/26 in the amount of $47,829,228 collateralized by U.S. Treasury Securities (coupon rates 3.000%-4.250%, maturity dates 11/15/40-05/15/53) with the aggregate value, including accrued interest, of $48,775,475		47,819	47,819,000
Wells Fargo Securities LLC
3.8%, dated 12/29/25, due 01/05/26 in the amount of $20,014,778 collateralized by FNMA (coupon rate 4.500%, maturity date 12/01/53) with the aggregate value, including accrued interest, of $20,415,073		20,000	20,000,000
3.83%, dated 12/31/25, due 01/02/26 in the amount of $20,004,256 collateralized by FNMA (coupon rate 5.500%, maturity date 02/01/40) with the aggregate value, including accrued interest, of $20,404,341		20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (cost $287,819,000)			287,819,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.9%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
3.735%(c)	02/05/26	4,000	4,000,000
3.735%(c)	02/06/26	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
3.745%(c)	01/06/27	6,500	6,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
3.750%(c)	07/14/26	2,000	$2,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
3.760%(c)	07/02/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)
3.765%(c)	07/30/26	3,000	3,000,000
3.765%(c)	08/25/26	2,400	2,400,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
3.770%(c)	08/13/26	4,000	4,000,000
3.770%(c)	09/04/26	2,000	2,000,000
3.770%(c)	10/05/26	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
3.775%(c)	09/10/26	3,500	3,500,000
3.775%(c)	09/18/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
3.780%(c)	08/04/26	6,000	6,000,000
3.780%(c)	08/12/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
3.790%(c)	01/08/26	5,000	5,000,000
3.790%(c)	12/22/26	4,500	4,500,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
3.795%(c)	03/20/26	2,000	2,000,000
3.795%(c)	05/15/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.800%(c)	01/12/27	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.810%(c)	02/25/26	6,000	5,999,996
3.810%(c)	01/12/27	9,600	9,600,210
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
3.815%(c)	01/08/26	5,000	5,000,022
3.815%(c)	02/23/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
3.830%(c)	05/08/26	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.135% (Cap N/A, Floor 0.000%)
3.845%(c)	10/15/26	5,500	5,502,650
Federal Home Loan Bank
3.805%(n)	01/28/26	9,750	9,722,432
3.851%(n)	01/21/26	5,000	4,989,361
3.858%(n)	02/04/26	3,000	2,989,205
3.863%(n)	01/23/26	4,000	3,990,613
3.876%(n)	01/06/26	8,000	7,995,722
3.892%(n)	01/07/26	4,000	3,997,430
3.901%(n)	01/16/26	12,250	12,230,276
3.949%(n)	01/02/26	3,000	2,999,675
4.002%(n)	01/09/26	12,000	11,989,470
4.065%(n)	01/20/26	7,000	6,985,241
4.067%(n)	02/20/26	7,000	6,961,257
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
3.800%(c)	12/30/26	2,000	2,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
3.745%(c)	05/15/26	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/29/26	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
3.760%(c)	07/20/26	7,800	7,800,000
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
3.775%(c)	08/12/26	7,000	7,000,000
3.775%(c)	09/11/26	7,000	7,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
3.790%(c)	11/27/26	7,000	$7,000,000
3.790%(c)	12/04/26	3,750	3,750,000
3.790%(c)	12/08/26	5,500	5,500,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.800%(c)	07/24/26	5,500	5,500,635
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.810%(c)	02/13/26	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
3.815%(c)	02/18/27	10,000	10,000,883
Federal Home Loan Mortgage Corp.
3.856%(n)	02/02/26	4,800	4,783,701
3.858%(n)	02/06/26	750	747,135
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.800%(c)	01/26/26	9,250	9,250,076
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.810%(c)	02/09/26	5,000	5,000,000
Federal National Mortgage Assoc., SOFR + 0.140% (Cap N/A, Floor 0.000%)
3.850%(c)	11/20/26	3,850	3,852,949

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $275,038,939)			275,038,939

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Bills
1.708%(n)	02/12/26	16,500	16,429,150
3.681%(n)	10/29/26	4,750	4,609,031
3.710%(n)	10/01/26	4,750	4,620,829
3.728%(n)	02/10/26	14,000	13,942,542
3.731%(n)	04/23/26	7,000	6,920,239
3.762%(n)	04/30/26	8,000	7,902,354
3.767%(n)	03/31/26	5,500	5,449,411
3.772%(n)	05/07/26	8,000	7,896,372
3.776%(n)	02/26/26	8,000	7,953,445
3.783%(n)	02/24/26	1,500	1,491,593
3.787%(n)	03/24/26	16,000	15,863,666
3.819%(n)	03/03/26	16,000	15,897,744
3.828%(n)	01/22/26	7,000	6,984,518
3.843%(n)	02/03/26	7,000	6,975,646
3.846%(n)	02/17/26	7,000	6,965,295
3.854%(n)	01/20/26	5,000	4,989,888
3.856%(n)	01/27/26	12,500	12,465,396
3.892%(n)	01/15/26	14,000	13,979,018
3.932%(n)	02/05/26	15,250	15,192,509
4.020%(n)	02/19/26	11,200	11,139,939
4.221%(n)	01/29/26	6,000	5,980,715
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)
3.752%(c)	04/30/26	6,000	6,001,062
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)
3.784%(c)	07/31/26	16,750	16,755,728

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.245% (Cap N/A, Floor 0.000%)
3.847%(c)	01/31/26	6,500	$6,500,956

TOTAL U.S. TREASURY OBLIGATIONS (cost $222,907,046)			222,907,046

TOTAL INVESTMENTS—102.6% (cost $785,764,985)			785,764,985
Liabilities in excess of other assets — (2.6)%			(19,930,682)

NET ASSETS — 100.0%			$765,834,303

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$287,819,000	$—
U.S. Government Agency Obligations	—	275,038,939	—
U.S. Treasury Obligations	—	222,907,046	—

Total	$—	$785,764,985	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Repurchase Agreements	37.6%
U.S. Government Agency Obligations	35.9
U.S. Treasury Obligations	29.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$25,000,000	$(25,000,000)	$—
Repurchase Agreement	Clear Street LLC	45,000,000	(45,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	33,000,000	(33,000,000)	—
Repurchase Agreement	Natixis	42,000,000	(42,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	45,000,000	(45,000,000)	—
Repurchase Agreement	RBC Dominion Securities, Inc.	10,000,000	(10,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	47,819,000	(47,819,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	40,000,000	(40,000,000)	—

		$287,819,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Unaffiliated investments (cost $497,945,985)	$497,945,985
Repurchase Agreements (cost $287,819,000)	287,819,000
Cash	397
Interest receivable	1,548,843
Receivable for Portfolio shares sold	323,554
Prepaid expenses	7,651

Total Assets	787,645,430

LIABILITIES
Payable for investments purchased	17,961,374
Payable for Portfolio shares purchased	3,551,455
Management fee payable	199,584
Accrued expenses and other liabilities	65,686
Distribution fee payable	31,750
Trustees’ fees payable	800
Affiliated transfer agent fee payable	478

Total Liabilities	21,811,127

NET ASSETS	$765,834,303

Net assets were comprised of:
Partners’ Equity	$765,834,303

Net asset value and redemption price per share, $765,834,303 / 765,158,150 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
Interest income	$34,568,464

EXPENSES
Management fee	2,413,154
Distribution fee	2,010,962
Custodian and accounting fees	105,331
Professional fees	44,194
Audit fee	34,726
Trustees’ fees	21,589
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Shareholders’ reports	8,593
Miscellaneous	29,312

Total expenses	4,678,202

NET INVESTMENT INCOME (LOSS)	29,890,262

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	28,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,918,948

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,890,262	$39,302,495
Net realized gain (loss) on investment transactions.	28,686	29,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,918,948	39,331,655

DISTRIBUTIONS	(29,918,946)	(39,331,617)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [381,605,483 and 378,669,307 shares, respectively]	381,605,483	378,669,307
Portfolio shares issued in reinvestment of distributions [29,919,158 and 39,331,617 shares, respectively]	29,918,946	39,331,617
Portfolio shares purchased [470,688,510 and 465,287,308 shares, respectively]	(470,688,510)	(465,287,308)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(59,164,081)	(47,286,384)

TOTAL INCREASE (DECREASE)	(59,164,079)	(47,286,346)
NET ASSETS:
Beginning of year	824,998,382	872,284,728

End of year	$765,834,303	$824,998,382

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.04	0.05	0.05	0.01	—	(b)
Less Dividends and Distributions	(0.04)	(0.05)	(0.05)	(0.01)	—	(b)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	3.78%	4.76%	4.62%	1.22%	—	%(b)
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$766	$825	$872	$969	$844
Average net assets (in millions)	$804	$844	$914	$941	$893
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58%	0.58%	0.57%	0.44%	0.06%
Expenses before waivers and/or expense reimbursement	0.58%	0.58%	0.57%	0.57%	0.57%
Net investment income (loss)	3.72%	4.66%	4.51%	1.26%	—	%(b)

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Shares	Value

LONG-TERM INVESTMENTS — 98.6%
AFFILIATED MUTUAL FUNDS — 25.3%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*		19,432,999	$226,394,444
AST PGIM Fixed Income Central Portfolio*		120,338,012	1,438,039,247

TOTAL FIXED INCOME (cost $1,350,858,742)(wa)			1,664,433,691

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 19.0%
Automobiles — 7.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,926,718
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	3,594	3,615,380
Series 2025-B, Class A2, 144A
4.590%	03/15/34	700	704,999
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	833	833,654
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,802,993
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,198,987
Series 2023-08A, Class A, 144A
6.020%	02/20/30	8,800	9,221,817
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,774,040
Series 2024-03A, Class A, 144A
5.230%	12/20/30	7,300	7,526,329
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,534,298
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	1,645	1,664,316
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	6,631	6,712,142
Series 2024-01, Class A2, 144A
5.230%	03/20/30	9,059	9,127,170
Series 2025-01, Class A2, 144A
4.650%	10/20/27	5,331	5,353,478
Series 2025-03, Class A2, 144A
4.500%	04/20/28	7,600	7,638,491
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	10,060	10,316,491
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	40,300	41,414,198
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	36,669	36,971,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2025-01, Class A1
4.630%	04/15/30	22,600	$22,975,255
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,990,030
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,985,859
Series 2025-01, Class A, 144A
4.640%	12/11/37	35,000	35,688,747
OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class A, 144A
5.360%	04/16/35	18,900	19,574,465
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,534,310
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,838,430
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,252,943
Series 2023-06, Class C
6.400%	03/17/31	2,900	2,997,397
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,541,797
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,823,786
Series 2024-03, Class C
5.640%	08/15/30	25,700	26,195,365
Series 2025-01, Class C
5.040%	03/17/31	21,100	21,353,160
Series 2025-02, Class C
5.060%	05/15/31	27,400	27,730,080
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,757,168
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	21,400	21,828,927
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31	2,300	2,312,936
Series 2025-P01, Class A2, 144A
4.650%	02/15/28	4,250	4,263,073
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	6,564	6,644,788
Series 2025-02A, Class A1, 144A
4.410%	05/18/40	16,800	16,933,343

			492,558,534

Collateralized Loan Obligations — 10.1%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.170%(c)	07/21/38	35,000	35,112,290

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.419%(c)	04/28/37	56,680	$56,888,129
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.274%(c)	04/20/35	3,000	3,000,318
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.382%(c)	03/31/38	50,000	50,176,295
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.455%(c)	07/15/37	47,750	47,911,276
Elevation CLO Ltd. (Cayman Islands),
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	10/20/36	50,000	50,133,580
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/20/37	18,500	18,564,115
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.412%(c)	04/17/37	15,250	15,303,871
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.404%(c)	04/20/37	45,000	45,155,002
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
4.965%(c)	10/15/30	1,476	1,475,192
KKR CLO Ltd. (Cayman Islands),
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.275%(c)	01/15/38	31,000	31,108,531
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.064%(c)	03/25/38	6,640	6,637,239
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.195%(c)	10/15/32	4,913	4,917,718
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/18/37	57,000	57,174,779
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
5.424%(c)	04/19/37	29,000	29,105,415
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.168%(c)	01/25/38	45,000	45,168,525

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.285%(c)	10/15/37	27,000	$27,100,575
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.432%(c)	04/17/37	46,680	46,796,747
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.191%(c)	10/23/31	1,972	1,973,075
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
5.855%(c)	01/15/36	27,250	27,308,958
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.458%(c)	04/25/37	17,500	17,561,373
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
5.855%(c)	01/15/37	48,000	48,105,269

			666,678,272

Consumer Loans — 1.2%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,248,669
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	19,404	19,597,064
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A
5.120%	03/25/60	12,263	12,318,090
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	595	597,966
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,605,971

			79,367,760

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,710,518

Equipment — 0.1%
CCG Receivables Trust,
Series 2025-01, Class A2, 144A
4.480%	10/14/32	7,416	7,457,229

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	05/25/34	671	636,609

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
4.926%(c)	03/25/33	7	$7,342

			643,951

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.626%(c)	11/25/34	449	438,985
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
4.746%(c)	12/25/34	1,262	1,268,365

			1,707,350

TOTAL ASSET-BACKED SECURITIES (cost $1,238,357,161)			1,251,123,614

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	14,187	14,136,904
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	6,135,691
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,419,496
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	7,535	7,764,762
Series 2025-05YR14, Class A3
5.646%	04/15/58	17,000	17,778,238
Series 2025-05YR17, Class A3
5.225%	11/15/58	16,930	17,454,906
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	9,585	9,171,103
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,732,087
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	9,104,325
Benchmark Mortgage Trust,
Series 2018-B04, Class A4
3.858%	07/15/51	17,350	17,175,272
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	8,200,259
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,854,923
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,509,901
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,488,735
Series 2025-V14, Class A4
5.660%	04/15/57	15,000	15,689,672
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,409,448

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-05C9, Class A3
5.779%(cc)	04/15/58	24,455	$25,598,907
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	12,239	11,614,213
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	1,606	1,578,488
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,940,118
Series 2017-CD04, Class A3
3.248%	05/10/50	8,127	8,050,022
Series 2017-CD06, Class A4
3.190%	11/13/50	14,520	14,326,425
Series 2019-CD08, Class A3
2.657%	08/15/57	18,133	17,235,175
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,406,820
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,221	2,210,365
Series 2016-C03, Class A3
2.896%	11/15/49	989	978,504
Series 2016-GC36, Class A5
3.616%	02/10/49	4,037	4,017,617
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,520,735
Series 2016-P05, Class A3
2.684%	10/10/49	1,367	1,357,875
Series 2017-P07, Class A3
3.442%	04/14/50	8,932	8,871,362
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	695,199
Series 2016-COR01, Class A3
2.826%	10/10/49	5,988	5,944,277
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	4,068,517
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,273,045
Series 2016-NXSR, Class A3
3.501%	12/15/49	2,416	2,411,777
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,961,287
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,825,372
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.145%(cc)	05/25/26	38,290	147,466
Series K093, Class XAM, IO
1.193%(cc)	05/25/29	51,135	1,819,041
Series K106, Class XAM, IO
1.584%(cc)	02/25/30	54,548	3,093,755

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K734, Class X1, IO
0.762%(cc)	02/25/26	18,067	$3,113
Series K736, Class XAM, IO
1.692%(cc)	07/25/26	63,677	444,682
Series K737, Class XAM, IO
1.031%(cc)	10/25/26	46,658	352,828
GS Mortgage Securities Trust,
Series 2016-GS04, Class A3
3.178%	11/10/49	3,836	3,812,230
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	6,977,327
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,710,553
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,913,726
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	6,873	6,801,927
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,584,547
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	10,265,670
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	2,411	2,404,142
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	11,220,905
Series 2016-JP03, Class A4
2.627%	08/15/49	3,291	3,261,208
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	4,360	4,348,525
Series 2016-C31, Class A4
2.840%	11/15/49	12,616	12,524,102
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,423,585
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,985,525
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,231,210
Series 2018-C10, Class A3
4.048%	05/15/51	1,709	1,703,048
Series 2018-C12, Class A2
4.152%	08/15/51	30	29,470
Series 2018-C14, Class A3
4.180%	12/15/51	10,859	10,891,557
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	14,039	13,963,611
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,354,719

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-05C3, Class A3
6.096%	01/15/58		11,250	$11,912,230

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $513,332,617)				523,092,524

CORPORATE BONDS — 33.0%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29		2,330	2,394,628
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30		2,650	2,511,291
3.250%	02/01/35		7,840	6,864,317
3.625%	02/01/31		2,610	2,508,029
5.150%	05/01/30		9,805	10,075,066
6.528%	05/01/34		17,421	19,272,239

				43,625,570

Agriculture — 1.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		6,500	6,253,667
3.557%	08/15/27		1,509	1,497,099
5.625%	08/15/35	(a)	29,260	30,465,708
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28		1,628	1,639,723
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		4,760	5,002,706
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	04/30/30		20,335	20,463,072
4.750%	11/01/31		5,470	5,583,839
5.500%	09/07/30		9,005	9,464,460

				80,370,274

Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		3,000	3,012,383
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		2,815	2,850,074
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,215	1,214,311
4.625%	04/15/29		240	238,676

				7,315,444

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		18,920	17,842,894
4.950%	05/28/27		8,875	8,904,696

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.850%	05/17/27		4,000	$4,060,510
6.950%	03/06/26		15,825	15,853,630
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.100%	01/12/32		8,810	8,031,812
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30		4,756	4,899,342
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32		11,575	12,002,643

				71,595,527

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		650	678,509

Banks — 11.8%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31		300	295,968
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	(a)	1,005	999,663
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30	(oo)	14,690	14,888,816
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		19,755	17,809,203
2.687%(ff)	04/22/32		13,055	11,973,846
5.288%(ff)	04/25/34		3,345	3,449,459
5.872%(ff)	09/15/34	(a)	17,425	18,595,644
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		13,140	11,803,199
2.087%(ff)	06/14/29		8,760	8,352,931
2.676%(ff)	06/19/41		1,550	1,142,419
2.972%(ff)	02/04/33		13,337	12,191,380
3.824%(ff)	01/20/28		5,000	4,987,582
4.078%(ff)	04/23/40		905	807,780
Sub. Notes
5.744%(ff)	02/12/36	(a)	12,265	12,789,442
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33		2,715	3,102,732
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27		320	319,691
5.283%(ff)	11/19/30		2,350	2,414,305
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		4,585	4,333,797
Sr. Preferred Notes, 144A
5.894%(ff)	12/05/34		11,265	11,972,087
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		8,870	9,254,115

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		2,600	$2,596,537
5.875%	04/30/29		4,490	4,723,143
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		14,510	13,286,664
3.785%(ff)	03/17/33		13,099	12,481,707
Sub. Notes
4.450%	09/29/27		7,330	7,376,878
6.020%(ff)	01/24/36		35,390	37,127,938
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		4,025	4,199,753
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		5,645	5,635,292
5.862%(ff)	01/09/36		9,790	10,311,376
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27		425	417,753
2.552%(ff)	01/07/28		1,250	1,228,248
5.373%(ff)	01/10/29		11,290	11,520,135
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		4,085	3,627,606
2.615%(ff)	04/22/32		11,000	10,030,948
2.650%(ff)	10/21/32		1,975	1,782,260
3.814%(ff)	04/23/29		16,650	16,550,674
3.850%	01/26/27		240	239,821
4.153%(ff)	10/21/29		10,430	10,426,847
5.727%(ff)	04/25/30		6,812	7,116,109
6.484%(ff)	10/24/29		27,670	29,358,136
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26	(oo)	6,000	6,009,806
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27		760	757,834
1.953%(ff)	02/04/32		19,095	17,027,161
2.739%(ff)	10/15/30		32,795	31,111,079
4.565%(ff)	06/14/30		11,100	11,228,197
4.995%(ff)	07/22/30		5,000	5,132,407
5.140%(ff)	01/24/31		7,930	8,197,019
5.294%(ff)	07/22/35		10,470	10,808,411
5.502%(ff)	01/24/36		20,100	21,026,453
5.572%(ff)	04/22/36	(a)	10,840	11,381,962
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28		14,500	14,243,266
5.615%(ff)	04/24/36		30,000	31,387,056
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28		31,450	31,513,439
5.587%(ff)	01/18/36	(a)	18,045	18,867,134
5.664%(ff)	04/17/36		8,520	8,957,443
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		5,000	4,971,257

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		10,710	$9,605,531
2.943%(ff)	01/21/33		35,212	32,138,055
Sr. Unsec’d. Notes, MTN, Series I
4.892%(ff)	10/22/36	(a)	10,000	9,919,381
Sub. Notes, MTN
3.950%	04/23/27		655	654,523
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33		17,500	15,955,471
Sr. Non-Preferred Notes, 144A, MTN
5.250%	02/19/27		13,000	13,146,643
6.691%(ff)	01/10/34		12,500	13,602,174
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29		6,110	6,589,546
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		8,900	9,397,381
5.836%(ff)	06/12/34	(a)	9,300	9,915,711
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		11,165	10,008,527
3.091%(ff)	05/14/32		785	727,258
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32		565	500,362
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36	(a)	40,720	42,685,578
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		5,000	4,669,980
3.526%(ff)	03/24/28		16,995	16,882,595
5.557%(ff)	07/25/34		6,880	7,219,659

				777,760,183

Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		9,350	9,635,339
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		4,790	4,984,447

				14,619,786

Chemicals — 0.5%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		8,000	8,037,782
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28		3,844	3,888,932
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30		350	367,808
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		5,000	4,998,850

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
5.250%	03/12/32		14,635	$15,061,483

				32,354,855

Commercial Services — 0.1%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		1,550	1,647,486
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	(a)	8,500	5,903,187
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	(a)	630	638,534

				8,189,207

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32		1,200	1,142,009

Diversified Financial Services — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
5.442%(ff)	01/30/36	(a)	11,630	12,076,048
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		7,980	7,744,016
7.624%(ff)	10/30/31		15,005	16,953,567

				36,773,631

Electric — 2.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		7,510	7,475,337
4.700%	05/15/32	(a)	11,035	11,079,416
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32		11,000	10,570,474
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	(a)	1,405	1,505,473
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	(a)	3,200	3,088,794
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	499,605
5.000%	02/01/31		725	735,666
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32		9,050	9,017,193
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		9,910	9,861,840
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		2,500	2,481,770
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26		450	446,087

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	$16,271,550
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	429,997
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,890,769
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,212,214
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	4,646,895
Light S/A (Brazil),
Unsec’d. Notes
23.382%(s)	08/31/27	65	13,030
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes
2.260%	12/19/37	65	16,150
Sr. Sec’d. Notes
4.210%	12/19/32	152	101,396
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	30,880	33,318,341
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	17,290	17,742,116
Southern California Edison Co.,
First Mortgage
5.950%	11/01/32 (a)	31,960	33,855,509
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,244,063
5.625%	02/15/27	2,800	2,801,635

			191,305,320

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,454,900
4.250%	10/31/26	7,622	7,588,692
5.500%	07/31/47	4,220	3,717,556

			13,761,148

Foods — 0.4%
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	7,415	7,614,727
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	23,570	21,700,790

			29,315,517

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.6%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52		3,360	$2,897,788
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		270	255,397
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30		8,980	8,682,684
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		2,600	2,553,335
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.950%	01/15/32		22,077	22,637,566

				37,026,770

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		3,775	3,986,205

Insurance — 0.5%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,045	3,045,723
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	(a)	5,840	5,905,949
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	2,010
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/35	(a)	25,000	25,324,315

				34,277,997

Internet — 0.3%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		15,887	16,819,034
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		450	431,298

				17,250,332

Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		425	430,788
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		4,075	4,178,057
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28		2,809	2,775,022

				7,383,867

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	17,580	$17,996,291

Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	16,125	16,871,421

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	2,600	2,570,897
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,243,520
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,460,266
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38	4,790	5,136,988

			16,411,671

Mining — 0.6%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,489,731
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	25,603	26,425,617
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	1,600	1,660,559
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	1,170	1,206,930
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,664,845

			36,447,682

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	8,945	9,216,123

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,513,144
5.100%	03/01/30	2,000	2,037,254

			8,550,398

Oil & Gas — 2.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	16,506,889

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31		5,490	$5,296,677
6.000%	06/13/33		13,966	14,573,106
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29		10,160	10,423,036
5.400%	12/15/34	(a)	11,100	11,307,558
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	(a)	40,334	35,704,903
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30		1,575	1,649,307
ConocoPhillips Co.,
Gtd. Notes
5.000%	01/15/35	(a)	8,400	8,523,040
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		26,670	28,761,014
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30		225	247,474
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		11,334	11,558,510
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	(a)	7,981	8,470,731
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/38		368	335,248
6.700%	02/16/32		6,632	6,612,966
6.840%	01/23/30		3,310	3,362,629
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		2,090	1,893,590
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31		1,750	1,595,714
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27		15,970	16,112,483

				182,934,875

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		4,225	4,347,614
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		1,150	1,169,106

				5,516,720

Pharmaceuticals — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		22,945	21,670,510

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		4,773	$3,926,233

				25,596,743

Pipelines — 3.5%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		21,821	23,358,662
Energy Transfer LP,
Sr. Unsec’d. Notes
4.200%	04/15/27		1,510	1,511,335
5.500%	06/01/27		5,000	5,081,904
5.600%	09/01/34		5,000	5,146,670
6.400%	12/01/30		1,820	1,966,461
6.550%	12/01/33		5,290	5,804,755
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	(a)	8,455	8,439,792
4.950%	09/01/32	(a)	4,226	4,259,168
5.400%	04/01/35		37,655	37,929,989
ONEOK, Inc.,
Gtd. Notes
5.800%	11/01/30		14,595	15,383,146
6.050%	09/01/33		4,181	4,449,688
6.100%	11/15/32		9,788	10,477,330
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		4,340	4,218,377
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33		18,585	17,788,037
5.200%	07/01/27		2,721	2,764,613
5.550%	08/15/35	(a)	12,000	12,292,854
6.150%	03/01/29		7,049	7,420,998
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		3,610	3,604,682
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		16,997	15,526,636
4.650%	08/15/32	(a)	2,170	2,174,290
4.800%	11/15/29		15,720	16,015,269
5.600%	03/15/35		21,825	22,675,496

				228,290,152

Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35	(a)	18,955	19,271,535
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		3,499	3,491,059
5.200%	04/01/32		7,876	8,063,916
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34		5,540	5,724,280

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34		7,200	$7,945,097
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32		24,093	23,385,489
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30		1,500	1,439,046

				69,320,422

Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32		6,700	6,300,595
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28		9,015	9,528,083

				15,828,678

Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31		5,390	4,928,043
Sr. Unsec’d. Notes
3.419%	04/15/33		47,900	44,346,075
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		1,153	993,832
3.187%	11/15/36		4,513	3,829,264

				54,097,214

Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36		3,300	2,756,701
5.200%	09/26/35	(a)	14,300	13,727,272

				16,483,973

Telecommunications — 0.9%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32		200	191,060
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32	(x)	2,585	2,683,566
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31		430	247,039
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		24,650	22,517,134
3.000%	02/15/41		525	391,094
3.875%	04/15/30		25,000	24,572,212

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	$11,973,890

			62,575,995

TOTAL CORPORATE BONDS (cost $2,114,695,800)			2,174,870,509

MUNICIPAL BONDS — 0.7%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,501,654

California — 0.0%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,283,657

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	2,919,465

Massachusetts — 0.0%
Massachusetts Clean Water Trust (The), Revenue Bonds, BABs
5.192%	08/01/40	885	903,310

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,826,613

Ohio — 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,300,883

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,980,461

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,629,765

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,396,902

TOTAL MUNICIPAL BONDS (cost $49,347,521)			42,742,710

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
4.546%(c)	09/25/35	1,049	955,524

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	27,412	$27,539,980
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.424%(c)	10/25/41	685	687,328
Credit Suisse Mortgage Trust,
Series 2018-RPL04, Class PT, 144A
4.720%(cc)	04/25/58	1,914	1,813,896
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	910	881,189
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	1,987	1,959,365
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	180	178,781
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.596%(c)	01/25/48	104	102,534
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.496%(c)	06/25/57	338	331,138
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	872	841,168
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.846%(c)	10/25/59	257	257,192
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.473%(cc)	09/25/36	634	554,768

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $35,214,307)			36,102,863

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	445,594
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	707,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,246,250
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	14,850	15,296,688
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	784,575

TOTAL SOVEREIGN BONDS (cost $19,170,871)			19,480,107

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Bank
4.250%	09/10/32		595		$602,566
Federal Home Loan Mortgage Corp.
2.500%	10/01/35		471		449,726
4.000%	06/01/26		—(r	)	87
4.000%	02/01/34		15		15,491
4.000%	10/01/37		151		149,012
5.500%	02/01/53		4,962		5,050,409
6.250%	07/15/32		8,600		9,724,947
6.750%	03/15/31		11,042		12,571,998
Federal National Mortgage Assoc.
3.500%	05/01/48		445		417,547
4.000%	11/01/29		1		713
4.000%	04/01/33		4,460		4,460,283
4.000%	07/01/33		14		13,618
4.000%	08/01/33		12		11,984
5.000%	08/01/52		1,430		1,432,324
6.625%	11/15/30		28,570		32,215,911
Resolution Funding Corp. Principal Strips, Bonds
4.545%(s)	01/15/30		6,416		5,491,164
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31		220		192,669
5.250%	02/01/55		27,137		26,955,154
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34		445		298,740

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $101,081,006)					100,054,343

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds
3.375%	11/15/48		1,000		792,344
4.750%	08/15/55		5,985		5,897,095
U.S. Treasury Notes
3.625%	08/31/30		35,655		35,532,436
3.625%	10/31/30		119,435		118,959,126
3.625%	12/31/30		42,905		42,707,235
3.750%	10/31/32		20,235		20,023,165
3.750%	11/30/32		13,245		13,100,133
3.875%	07/31/30		10,427		10,505,202
3.875%	08/31/32		26,355		26,297,348
4.000%	11/15/35		23,845		23,520,857
4.125%	10/31/31	(k)	62,500		63,481,445
4.125%	03/31/32	(k)	4,500		4,563,633
4.250%	08/15/35	(h)	64,709		65,224,650
4.625%	02/15/35		51,725		53,729,344
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45		4,405		1,609,105
4.502%(s)	05/15/41	(k)	71,300		33,871,178
4.559%(s)	08/15/41		67,600		31,614,276
4.609%(s)	11/15/41		52,865		24,339,406
4.759%(s)	05/15/43		10,850		4,568,934
4.791%(s)	08/15/46		7,800		2,742,010
4.909%(s)	02/15/41	(h)	93,495		45,049,084
5.185%(s)	11/15/43	(k)	100,000		40,837,311

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
5.511%(s)	08/15/40 (k)	33,435	$16,590,364

TOTAL U.S. TREASURY OBLIGATIONS (cost $688,339,759)			685,555,681

TOTAL LONG-TERM INVESTMENTS (cost $6,110,397,784)			6,497,456,042

		Shares
SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS — 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)		11,661,601	11,661,601
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $120,288,787; includes $119,775,543 of cash collateral for securities on loan)(b)(wa)		120,392,125	120,319,890

TOTAL AFFILIATED MUTUAL FUNDS (cost $131,950,388)			131,981,491

OPTIONS PURCHASED*~ — 0.0% (cost $90,691)			81,845

TOTAL SHORT-TERM INVESTMENTS (cost $132,041,079)			132,063,336

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.6% (cost $6,242,438,863)			6,629,519,378

OPTIONS WRITTEN*~ — (0.0)% (premiums received $413,758)			(108,072)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.6% (cost $6,242,025,105)			6,629,411,306

Liabilities in excess of other assets(z) — (0.6)%			(39,000,831)

NET ASSETS — 100.0%			$6,590,410,475

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,207,316; cash collateral of $119,775,543 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	$2,585,000	$2,683,566	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	5,512	$4
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	11,025	9

Total OTC Traded (cost $12,265)							$13

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.870%	3.21%(A)	13,350	$81,825
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/3.870%	8.19%(A)	13,350	7

Total OTC Swaptions (cost $78,426)								$81,832

Total Options Purchased (cost $90,691)								$81,845

Options Written:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/3.870%	13,350	$(47,567)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/3.870%	13,350	(31,085)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	500,000	(29,420)

Total Options Written (premiums received $413,758)								$(108,072)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
850	3 Month CME SOFR	Mar. 2026	$204,664,063	$163,183
1,042	5 Year U.S. Treasury Notes	Mar. 2026	113,895,487	(526,272)
19,721	10 Year U.S. Treasury Notes	Mar. 2026	2,217,379,938	(8,036,420)
7,947	10 Year U.S. Ultra Treasury Notes	Mar. 2026	914,029,212	(2,669,091)

				(11,068,600)

Short Positions:
4,438	2 Year U.S. Treasury Notes	Mar. 2026	926,605,857	377,922
190	3 Year U.S. Treasury Notes	Mar. 2026	40,513,047	(29,910)
4,780	20 Year U.S. Treasury Bonds	Mar. 2026	552,538,125	4,181,006
1,371	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	161,778,000	2,518,940
354	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Mar. 2026	51,965,430	(108,796)

				6,939,162

				$(4,129,438)

Credit default swap agreement outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of France	06/20/35	0.250	%(Q)	2,410	0.590%	$(64,443)	$(80,583)	$16,140	BARC
Republic of France	06/20/35	0.250	%(Q)	1,555	0.590%	(41,580)	(53,744)	12,164	BARC
Slovak Republic	12/20/27	1.000	%(Q)	2,185	0.155%	36,065	34,725	1,340	BARC
State of Qatar	12/20/26	1.000	%(Q)	3,110	0.084%	28,278	26,234	2,044	BARC

						$(41,680)	$(73,368)	$31,688

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	252,220	$(5,520,831)	$(5,781,264)	$(260,433)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.15.AAA	11/18/64	0.500%	(M)	49,997	*	$32,791	$(650,472)	$683,263	CITI
CMBX.NA.16.AAA	04/17/65	0.500%	(M)	49,992	*	(233,681)	(890,889)	657,208	CITI
CMBX.NA.17.AAA	12/15/56	0.500%	(M)	100,000	*	(1,130,462)	(2,556,544)	1,426,082	CITI
CMBX.NA.17.AAA	12/15/56	0.500%	(M)	50,000	*	(565,231)	(1,232,602)	667,371	CITI
CMBX.NA.18.AAA	12/17/57	0.500%	(M)	25,000	*	42,656	(171,965)	214,621	CITI
CMBX.NA.18.AAA	12/17/57	0.500%	(M)	25,000	*	42,655	(190,147)	232,802	CITI

						$(1,811,272)	$(5,692,619)	$3,881,347

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,710	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/3.870%	$(240,382)	$(2,060,301)	$(1,819,919)
12,915	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/3.870%	188,878	514,287	325,409
30,735	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/3.870%	238,256	2,367,073	2,128,817

				$186,752	$821,059	$634,307

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$60,959	$(5,826,946)	$3,913,035	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$3,442,585
MLC	—	46,933,302

Total	$—	$50,375,887

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Fixed Income	$1,664,433,691	$—	$—
Asset-Backed Securities
Automobiles	—	492,558,534	—
Collateralized Loan Obligations	—	666,678,272	—
Consumer Loans	—	79,367,760	—
Credit Cards	—	2,710,518	—
Equipment	—	7,457,229	—
Home Equity Loans	—	643,951	—
Residential Mortgage-Backed Securities	—	1,707,350	—
Commercial Mortgage-Backed Securities	—	523,092,524	—
Corporate Bonds	—	2,174,870,509	—
Municipal Bonds	—	42,742,710	—
Residential Mortgage-Backed Securities	—	36,102,863	—
Sovereign Bonds	—	19,480,107	—
U.S. Government Agency Obligations	—	100,054,343	—
U.S. Treasury Obligations	—	685,555,681	—
Short-Term Investments
Affiliated Mutual Funds	131,981,491	—	—
Options Purchased	—	81,845	—

Total	$1,796,415,182	$4,833,104,196	$—

Liabilities
Options Written	$—	$(108,072)	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,241,051	$—	$—
OTC Credit Default Swap Agreements	—	182,445	—
Centrally Cleared Interest Rate Swap Agreements	—	2,454,226	—

Total	$7,241,051	$2,636,671	$—

Liabilities
Futures Contracts	$(11,370,489)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(260,433)	—
OTC Credit Default Swap Agreements	—	(2,035,397)	—
Centrally Cleared Interest Rate Swap Agreement	—	(1,819,919)	—

Total	$(11,370,489)	$(4,115,749)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	27.3%
Banks	11.8
U.S. Treasury Obligations	10.4
Collateralized Loan Obligations	10.1
Commercial Mortgage-Backed Securities	7.9
Automobiles	7.5
Pipelines	3.5
Electric	2.9
Oil & Gas	2.8
U.S. Government Agency Obligations	1.5
Agriculture	1.2
Consumer Loans	1.2
Auto Manufacturers	1.1
Real Estate Investment Trusts (REITs)	1.1
Telecommunications	0.9
Semiconductors	0.8
Aerospace & Defense	0.7
Municipal Bonds	0.7
Healthcare-Services	0.6
Diversified Financial Services	0.6
Mining	0.6
Residential Mortgage-Backed Securities	0.5
Insurance	0.5
Chemicals	0.5
Foods	0.4
Pharmaceuticals	0.4
Sovereign Bonds	0.3

Lodging	0.3%
Internet	0.3
Machinery-Diversified	0.3
Software	0.2
Media	0.2
Retail	0.2
Building Materials	0.2
Engineering & Construction	0.2
Multi-National	0.1
Office/Business Equipment	0.1
Commercial Services	0.1
Equipment	0.1
Leisure Time	0.1
Airlines	0.1
Packaging & Containers	0.1
Holding Companies-Diversified	0.1
Credit Cards	0.1
Cosmetics/Personal Care	0.0	*
Auto Parts & Equipment	0.0	*
Home Equity Loans	0.0	*
Options Purchased	0.0	*

	100.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$260,433	*
Credit contracts	Premiums paid for OTC swap agreements	60,959		Premiums received for OTC swap agreements	5,826,946
Credit contracts	—	—		Options written outstanding, at value	29,420
Credit contracts	Unrealized appreciation on OTC swap agreements	3,913,035		—	—
Interest rate contracts	Due from/to broker-variation margin futures	7,241,051	*	Due from/to broker-variation margin futures	11,370,489	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,454,226	*	Due from/to broker-variation margin swaps	1,819,919	*
Interest rate contracts	Unaffiliated investments	81,845		Options written outstanding, at value	78,652

		$13,751,116			$19,385,859

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$3,141,105	$—	$(3,863,442)
Interest rate contracts	(93,048)	71,013	60,580,815	454,755

Total	$(93,048)	$3,212,118	$60,580,815	$(3,408,687)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$127,047	$—	$3,684,666
Interest rate contracts	35,249	50,439	8,315,785	678,822

Total	$35,249	$177,486	$8,315,785	$4,363,488

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$49,456
Options Written (2)	502,488,300
Futures Contracts - Long Positions (2)	3,759,988,166
Futures Contracts - Short Positions (2)	2,006,270,176
Credit Default Swap Agreements - Buy Protection (2)	440,416,600
Credit Default Swap Agreements - Sell Protection (2)	227,023,420
Interest Rate Swap Agreements (2)	192,617,000
*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$117,207,316	$(117,207,316)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$92,647	$ (134,327)	$ (41,680)	$—	$(41,680)

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$81,832	$(78,652)	$3,180	$—	$3,180
BOA	4	—	4	—	4
CITI	3,881,356	(5,692,619)	(1,811,263)	1,811,263	—
GSI	—	(29,420)	(29,420)	29,420	—

	$4,055,839	$(5,935,018)	$(1,879,179)	$1,840,683	$(38,496)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $117,207,316:
Unaffiliated investments (cost $4,759,629,733)	$4,833,104,196
Affiliated investments (cost $1,482,809,130)	1,796,415,182
Dividends and interest receivable	46,291,431
Receivable for investments sold	45,473,824
Unrealized appreciation on OTC swap agreements	3,913,035
Premiums paid for OTC swap agreements	60,959
Prepaid expenses and other assets	154,559

Total Assets	6,725,413,186

LIABILITIES
Payable to broker for collateral for securities on loan	119,775,543
Premiums received for OTC swap agreements	5,826,946
Due to broker-variation margin futures	3,524,339
Management fee payable	2,690,677
Payable for Portfolio shares purchased	2,163,141
Accrued expenses and other liabilities	657,921
Distribution fee payable	232,364
Options written outstanding, at value (premiums received $413,758)	108,072
Due to broker-variation margin swaps	18,569
Trustees’ fees payable	4,661
Affiliated transfer agent fee payable	478

Total Liabilities	135,002,711

NET ASSETS	$6,590,410,475

Net assets were comprised of:
Partners’ Equity	$6,590,410,475

Net asset value and redemption price per share, $6,590,410,475 / 684,146,363 outstanding shares of beneficial interest	$9.63

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$275,619,830
Affiliated dividend income	9,433,106
Unaffiliated dividend income	2,278,920
Income from securities lending, net (including affiliated income of $566,043)	569,731

Total income	287,901,587

EXPENSES
Management fee	37,836,350
Distribution fee	20,142,303
Custodian and accounting fees	401,079
Trustees’ fees	140,881
Professional fees	89,085
Audit fee	63,664
Shareholders’ reports	11,204
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	124,259

Total expenses	58,819,165
Less: Distribution fee waiver	(3,037,768)

Net expenses	55,781,397

NET INVESTMENT INCOME (LOSS)	232,120,190

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $101,758,565)	135,871,269
Futures transactions	60,580,815
Options written transactions	3,212,118
Swap agreements transactions	(3,408,687)

196,255,515

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $75,065,507)	189,434,176
Futures	8,315,785
Options written	177,486
Swap agreements	4,363,488

202,290,935

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	398,546,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$630,666,640

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$232,120,190	$234,287,603
Net realized gain (loss) on investment transactions	196,255,515	176,560,156
Net change in unrealized appreciation (depreciation) on investments	202,290,935	(185,536,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630,666,640	225,310,968

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [685,385,132 and 702,696,836 shares, respectively]	6,275,072,992	6,142,576,425
Portfolio shares purchased [896,731,491 and 1,007,762,359 shares, respectively]	(8,261,907,288)	(8,870,563,668)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,986,834,296)	(2,727,987,243)

TOTAL INCREASE (DECREASE)	(1,356,167,656)	(2,502,676,275)
NET ASSETS:
Beginning of year	7,946,578,131	10,449,254,406

End of year	$6,590,410,475	$7,946,578,131

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$8.87	$8.70	$8.17	$9.48	$9.69

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27	0.24	0.26	0.23	0.27
Net realized and unrealized gain (loss) on investment transactions	0.49	(0.07)	0.27	(1.54)	(0.48)

Total from investment operations	0.76	0.17	0.53	(1.31)	(0.21)

Net Asset Value, end of year	$9.63	$8.87	$8.70	$8.17	$9.48

Total Return(b)	8.57%	1.95%	6.49%	(13.82)%	(2.17)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$6,590	$7,947	$10,449	$15,380	$1,715
Average net assets (in millions)	$8,057	$8,561	$13,314	$8,953	$1,755
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.69%	0.72%
Expenses before waivers and/or expense reimbursement	0.73%	0.73%	0.73%	0.73%	0.76%
Net investment income (loss)	2.88%	2.74%	3.11%	2.76%	2.83%
Portfolio turnover rate(d)(e)	105%	99%	195%	299%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,415	$12,402,264
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,977,588
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	23,786	23,688,087
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	10,350	10,319,490
Series 2016-C02, Class A3
2.575%	08/10/49	13,934	13,866,305
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	34,793,647
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,852,033
Series 2017-P07, Class A3
3.442%	04/14/50	17,704	17,584,464
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	16,241,293
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	24,231	24,052,566
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	37,830,740
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	9,732	9,665,870
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	1,401	1,399,040
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,589,054
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	4,914	4,905,387
Series 2016-GS03, Class A3
2.592%	10/10/49	19,787	19,647,942
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	49,325,584
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	6,317	6,298,276
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,700,940
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	6,576	6,478,440
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,744,352
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3
2.674%	07/15/48	14,880	14,809,585

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-LC24, Class A3
2.684%	10/15/49		25,774	$25,598,463
Series 2016-NXS06, Class A3
2.642%	11/15/49		19,525	19,485,587
Series 2017-C42, Class A3
3.330%	12/15/50		9,584	9,458,426
Series 2019-C49, Class A4
3.760%	03/15/52		28,500	28,136,505
Series 2019-C51, Class A3
3.055%	06/15/52		33,002	31,778,723

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $489,403,340)				480,630,651

CORPORATE BONDS — 89.4%
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		6,000	5,988,870
3.625%	03/01/48		10,905	7,777,106
3.650%	03/01/47		8,861	6,457,499
3.850%	11/01/48		6,466	4,763,024
3.900%	05/01/49		21,715	16,168,728
3.950%	08/01/59		8,125	5,750,298
5.705%	05/01/40		4,630	4,731,536
5.805%	05/01/50		1,840	1,812,407
5.930%	05/01/60		64,854	63,616,135
7.875%	04/15/43		13,929	16,940,511
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45		3,218	2,580,546
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43		500	460,531
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26		2,000	2,009,053
RTX Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50		5,635	3,793,610
3.750%	11/01/46		3,050	2,366,358
4.150%	05/15/45		1,150	960,647
4.350%	04/15/47		5,851	4,952,295
4.500%	06/01/42		505	456,527
4.800%	12/15/43		2,085	1,912,426
4.875%	10/15/40		810	783,983

				154,282,090

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	(a)	2,220	1,716,146
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		3,987	3,955,557
4.390%	08/15/37		41,810	38,446,034
4.540%	08/15/47		7,057	5,845,291
4.700%	04/02/27		5,130	5,163,165

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.850%	08/15/45		980	$962,772
7.000%	08/04/41		3,275	3,492,520
8.125%	05/01/40		650	769,172

				60,350,657

Airlines — 0.6%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		5,767	5,692,696
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		2,326	2,303,497
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		3,083	3,050,026
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	(a)	14,229	13,910,798
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		2,645	2,655,917
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		7,520	7,613,698
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	(a)	738	737,163
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		2,449	2,446,514
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	(a)	13,851	13,352,809
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	(a)	4,175	4,151,973

				55,915,091

Auto Manufacturers — 1.0%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,095,844
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		5,650	4,983,385
4.750%	01/15/43		6,670	5,275,186
7.750%	06/15/43		1,510	1,624,776
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,766,417
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	(a)	3,785	3,714,677
5.150%	04/01/38		3,890	3,741,593
6.250%	10/02/43		21,446	21,760,136

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
6.600%	04/01/36			13,335	$14,510,070
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26			6,525	6,523,213
4.350%	01/17/27			3,320	3,326,045
5.250%	03/01/26			3,868	3,870,924
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27		EUR	15,000	17,445,206

					89,637,472

Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
3.100%	12/01/51	(a)		15,000	9,612,549

Banks — 9.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28			4,400	4,365,109
5.294%	08/18/27			8,200	8,342,791
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28			22,418	22,155,831
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29			3,870	3,690,165
2.676%(ff)	06/19/41			99,540	73,365,413
2.884%(ff)	10/22/30			11,865	11,293,750
3.194%(ff)	07/23/30			2,560	2,472,752
3.824%(ff)	01/20/28			57,232	57,089,862
4.083%(ff)	03/20/51			38,060	30,562,961
4.443%(ff)	01/20/48			10,675	9,262,440
Sub. Notes
6.110%	01/29/37			1,000	1,078,330
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26	(oo)		2,386	2,371,855
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26			10,555	10,555,719
4.942%(ff)	09/10/30			2,105	2,140,101
5.785%(ff)	02/25/36	(a)		4,210	4,406,820
Sub. Notes
5.088%(ff)	06/20/30			5,685	5,772,007
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32			10,000	9,118,532
3.132%(ff)	01/20/33			20,330	18,540,208
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29			6,770	6,946,497
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31	(oo)		1,580	1,601,728
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26	(oo)		3,750	3,738,802
Sr. Unsec’d. Notes
2.904%(ff)	11/03/42	(a)		5,420	3,998,416
3.668%(ff)	07/24/28			29,800	29,616,667

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.700%	01/12/26		1,800	$1,799,714
5.612%(ff)	03/04/56	(a)	20,195	20,130,442
5.875%	01/30/42		4,115	4,335,509
6.875%	02/15/98		2,825	3,253,904
8.125%	07/15/39		2,000	2,566,353
Sub. Notes
4.600%	03/09/26		425	425,080
4.750%	05/18/46		1,045	918,259
5.827%(ff)	02/13/35		18,765	19,518,535
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27		967	950,510
2.552%(ff)	01/07/28		4,315	4,239,911
Sub. Notes
3.729%(ff)	01/14/32		11,800	11,132,204
3.742%(ff)	01/07/33		8,930	8,277,632
7.079%(ff)	02/10/34	(a)	3,155	3,463,021
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42		4,500	3,300,668
3.210%(ff)	04/22/42		7,183	5,535,770
3.436%(ff)	02/24/43		6,850	5,358,293
Sub. Notes
6.750%	10/01/37		9,835	10,989,057
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54		2,045	2,417,994
Sr. Preferred Notes, 144A
7.800%	11/28/53		1,655	2,018,510
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		15,500	15,290,889
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
6.695%(c)	02/01/26	(a)(oo)	4,400	4,417,830
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26	(oo)	26,715	26,758,661
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		2,035	1,942,439
2.525%(ff)	11/19/41		34,035	24,489,836
3.157%(ff)	04/22/42	(a)	15,586	12,088,301
3.328%(ff)	04/22/52	(a)	11,404	8,090,301
3.882%(ff)	07/24/38		42,267	37,944,536
3.897%(ff)	01/23/49		3,000	2,392,218
3.964%(ff)	11/15/48		51,882	41,798,909
4.032%(ff)	07/24/48		3,525	2,878,486
4.260%(ff)	02/22/48		31,042	26,370,108
4.452%(ff)	12/05/29	(a)	1,500	1,515,433
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		4,550	3,559,667
4.457%(ff)	04/22/39		8,035	7,558,702
5.516%(ff)	11/19/55		15,560	15,390,875
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30	(a)	27,100	27,251,672
5.597%(ff)	03/24/51		2,278	2,279,249
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		12,595	11,051,049

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.802%(ff)	01/25/52	(a)	39,133	$24,888,207
3.971%(cc)	07/22/38		17,130	15,420,302
4.375%	01/22/47		3,800	3,282,678
6.375%	07/24/42		20,875	23,228,228
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.136%(ff)	09/22/36		4,485	4,453,831
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41		16,230	12,024,142
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	03/01/26	(a)(oo)	18,520	18,569,354
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		500	498,733
2.746%(ff)	02/11/33		6,200	5,557,803
3.126%(ff)	08/13/30		15,000	14,370,202
4.282%	01/09/28		7,135	7,144,037
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	(a)	12,450	10,714,153
5.013%(ff)	04/04/51	(a)	5,200	4,759,955
Sub. Notes, GMTN
4.900%	11/17/45	(a)	8,905	8,019,662
Sub. Notes, MTN
4.650%	11/04/44		3,135	2,747,781
4.750%	12/07/46		13,680	12,018,491

				873,884,842

Beverages — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	(a)	60,595	60,056,777
4.900%	02/01/46		92,788	85,762,733
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		3,005	2,573,808
4.950%	01/15/42		1,540	1,473,724

				149,867,042

Biotechnology — 0.9%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26		800	793,410
2.770%	09/01/53	(a)	7,393	4,395,364
4.200%	02/22/52		1,990	1,579,157
4.400%	05/01/45		18,243	15,628,084
4.663%	06/15/51		15,250	13,068,966
5.150%	11/15/41		6,183	5,986,297
5.600%	03/02/43		13,165	13,238,103
5.650%	03/02/53	(a)	11,405	11,187,051
5.750%	03/02/63		12,400	12,111,189

				77,987,621

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.5%
CRH America Finance, Inc.,
Gtd. Notes
5.875%	01/09/55		2,245	$2,299,496
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44		5,204	4,616,947
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26		1,500	1,505,985
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		2,700	2,675,774
4.300%	07/15/47		1,734	1,411,288
4.400%	01/30/48	(a)	6,247	5,119,200
7.000%	12/01/36		22,334	25,337,519
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		8,489	7,270,868

				50,237,077

Chemicals — 1.5%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		21,248	19,010,900
5.150%	03/15/34		14,881	14,951,279
5.375%	03/15/44	(a)	4,726	4,427,147
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		3,944	3,181,432
4.800%	05/15/49		3,720	2,921,268
5.550%	11/30/48		1,152	1,012,569
9.400%	05/15/39		351	452,766
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		17,688	17,734,982
5.419%	11/15/48		6,880	6,551,703
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		1,500	1,336,165
4.500%	10/01/49	(a)	7,799	4,976,495
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		2,633	1,912,397
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	(a)	3,506	3,378,604
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30		615	580,273
4.125%	03/15/35		7,241	6,688,422
4.900%	06/01/43		1,200	1,091,972
5.000%	04/01/49		6,652	5,958,031
5.250%	01/15/45		4,832	4,515,836
5.625%	12/01/40		1,985	1,990,461
5.800%	03/27/53	(a)	9,769	9,749,407

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		2,445	$1,777,222
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		500	537,697
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		19,450	19,582,260

				134,319,288

Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		3,235	2,057,619
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		4,800	4,774,984
4.200%	11/01/46		32,800	27,201,330
5.625%	03/15/42		1,000	1,013,549
7.000%	10/15/37		3,623	4,199,457
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		2,980	2,617,465
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	(a)	7,125	5,619,671
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		370	256,962
4.678%	07/01/2114	(a)	12,715	10,600,424
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44		2,800	2,668,134
Unsec’d. Notes, Series 2017
3.662%	12/01/57	(a)	17,262	12,576,546
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40		429	423,763
Unsec’d. Notes
5.625%	10/01/38	(a)	17,500	18,427,753
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
5.250%	03/27/35		6,335	6,537,668
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52		3,007	2,070,656
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39		3,000	3,231,397
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112		6,976	5,724,075
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48		6,475	4,877,274

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122		3,000	$2,268,089
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54		6,100	4,422,542
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55		3,500	2,672,012

				124,241,370

Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	(a)	15,845	9,919,577
2.650%	02/08/51		3,500	2,167,837
2.700%	08/05/51	(a)	57,753	36,057,955
2.850%	08/05/61		49,816	29,445,132
2.950%	09/11/49		6,855	4,590,050
3.850%	08/04/46		40,406	32,812,482
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30		1,875	1,872,538

				116,865,571

Electric — 14.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		5,450	4,033,731
3.950%	06/01/28		6,240	6,211,199
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49		3,465	2,666,452
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	(a)	2,080	2,064,467
3.750%	12/01/47		10,015	7,688,188
3.800%	06/15/49		10,675	8,063,142
4.000%	12/01/46		5,000	4,005,749
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44		4,500	3,768,267
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51		2,810	1,776,623
3.700%	12/01/47		12,200	9,328,743
4.500%	03/15/49		1,155	983,871
5.900%	12/01/52		2,310	2,396,131
Sr. Sec’d. Notes
4.150%	03/15/46		7,760	6,404,922
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45		6,600	5,503,612
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47		18,010	13,743,940
4.250%	09/15/48		14,575	11,918,522

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44		11,251	$9,887,509
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29		9,995	9,409,601
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30		9,675	9,616,299
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		4,495	4,016,348
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50		18,764	12,279,724
3.650%	06/15/46		15,161	11,570,051
3.700%	03/01/45		4,751	3,718,053
3.800%	10/01/42	(a)	3,615	2,919,713
4.000%	03/01/48		4,598	3,652,776
4.000%	03/01/49		4,240	3,308,502
4.350%	11/15/45		5,560	4,722,749
4.600%	08/15/43		2,000	1,785,009
First Mortgage, Series 123
3.750%	08/15/47		10,400	7,940,802
First Mortgage, Series 127
3.200%	11/15/49		4,455	3,007,794
First Mortgage, Series 130
3.125%	03/15/51		805	534,688
First Mortgage, Series 131
2.750%	09/01/51		4,175	2,567,032
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		625	490,434
5.700%	06/15/40		860	897,217
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	(a)	2,785	2,198,599
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50		3,500	2,630,178
3.950%	05/15/43		4,000	3,298,334
4.350%	04/15/49		1,550	1,291,518
4.350%	08/31/64		6,840	5,336,219
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41		3,000	3,027,699
6.250%	10/15/53		990	1,067,291
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44		4,774	4,188,647
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	(a)	5,173	4,989,753
4.050%	09/15/42		1,340	1,089,696
4.900%	08/01/41		8,810	8,134,052
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45		17,700	13,847,756
3.700%	06/01/46		1,305	1,003,263

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.750%	08/15/47		7,900	$6,064,647
4.300%	07/01/44		3,975	3,390,394
General Ref. Mortgage, Series A
4.000%	04/01/43		3,535	2,944,209
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		39,520	27,035,367
3.450%	04/15/51		380	269,844
3.700%	12/01/47		7,456	5,644,004
3.950%	03/15/48		7,724	6,122,372
4.250%	12/15/41		12,900	11,349,865
6.050%	04/15/38		2,505	2,709,141
First Ref. Mortgage
2.950%	12/01/26		14,955	14,851,050
3.750%	06/01/45		17,780	13,997,279
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	(a)	7,695	5,833,218
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46		8,280	6,035,348
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53		10,903	10,373,591
6.450%	04/01/39		7,100	7,863,099
First Mortgage, Series WWW
4.900%	07/15/43		7,564	7,053,780
First Mortgage, Series YYY
3.250%	10/01/49		2,390	1,633,153
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		20,295	15,462,806
4.150%	12/01/44		4,802	4,006,442
5.700%	04/01/35	(a)	500	524,621
6.125%	09/15/33		4,400	4,812,947
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44		4,800	4,237,779
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28		4,580	4,352,293
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31		2,500	2,345,531
4.200%	09/01/48		61,138	49,476,131
4.200%	04/01/50		530	423,348
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49		3,123	2,388,563
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	(a)	13,315	9,518,997
4.500%	03/30/39		15,760	14,646,484
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49		6,685	4,552,866
3.450%	04/15/50	(a)	4,420	3,116,255

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.100%	04/01/43		3,000	$2,488,728
4.125%	03/01/42	(a)	3,010	2,532,264
4.250%	12/01/45		4,365	3,629,513
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		4,660	4,576,404
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		3,109	2,612,626
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		17,260	16,904,869
3.600%	06/01/29		10,000	9,786,469
4.300%	01/15/29		6,315	6,316,145
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		11,103	10,714,106
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51		4,622	2,947,967
3.150%	10/01/49		2,840	1,945,571
3.700%	12/01/47		5,430	4,176,492
3.950%	03/01/48		22,070	17,642,533
3.990%	03/01/49		22,600	17,946,510
4.050%	10/01/44		4,104	3,425,641
5.600%	02/15/66		3,785	3,737,998
5.800%	03/15/65		1,157	1,183,089
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		4,737	4,698,863
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/43		10,900	9,435,272
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40		1,900	1,805,217
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51		1,086	741,186
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46		7,235	6,282,529
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45		13,200	11,249,091
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43		675	590,652
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30		4,290	4,201,373
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26		10,295	10,247,556
5.300%	07/01/43		1,000	965,291
Kentucky Utilities Co.,
First Mortgage
5.850%	08/15/55	(a)	2,275	2,297,331

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Louisville Gas & Electric Co.,
First Mortgage
5.850%	08/15/55		2,840	$2,865,888
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29		12,000	11,861,224
3.650%	08/01/48		22,370	16,769,558
4.250%	07/15/49		14,505	11,890,954
4.400%	10/15/44		18,980	16,366,507
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54		9,037	9,259,783
General Ref. Mortgage, Series CC
3.700%	05/01/29		8,350	8,223,810
General Ref. Mortgage, Series GG
5.900%	05/01/53		184	184,825
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47		6,525	4,992,636
Northern States Power Co.,
First Mortgage
2.900%	03/01/50		1,900	1,246,452
3.400%	08/15/42	(a)	8,450	6,616,526
3.600%	09/15/47		11,350	8,533,828
5.650%	06/15/54		26,195	26,428,656
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	(a)	2,722	3,490,930
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44		9,000	7,193,400
4.550%	03/15/44		1,325	1,149,603
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		2,185	1,657,296
3.500%	08/01/50		5,494	3,712,931
3.950%	12/01/47		32,215	23,982,519
4.000%	12/01/46		16,682	12,507,893
4.250%	03/15/46		10,000	7,829,215
4.300%	03/15/45		14,000	11,121,734
4.500%	07/01/40		33,445	29,176,769
4.750%	02/15/44		8,542	7,226,205
4.950%	07/01/50		17,166	14,535,108
PacifiCorp,
First Mortgage
2.700%	09/15/30	(a)	8,309	7,635,552
3.300%	03/15/51		10,860	6,939,179
4.125%	01/15/49		39,567	29,509,403
4.150%	02/15/50		21,524	15,938,516
5.350%	12/01/53		8,253	7,234,483
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		6,070	3,802,503
3.000%	09/15/49		3,922	2,573,406
3.050%	03/15/51		1,200	780,633
3.700%	09/15/47		7,507	5,736,347
3.900%	03/01/48		10,494	8,239,119

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.600%	05/15/52		1,545	$1,314,354
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49		4,105	2,729,317
3.950%	06/01/47	(a)	28,190	22,777,955
4.125%	06/15/44		4,450	3,727,027
5.550%	08/15/55		3,935	3,917,677
6.250%	05/15/39		500	548,402
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		23,950	26,897,545
7.750%	03/01/31		8,824	10,110,873
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46		9,880	7,180,481
3.700%	06/15/28		2,000	1,990,649
4.100%	06/15/48		7,484	5,949,228
4.300%	03/15/44		165	139,849
5.250%	04/01/53		4,285	3,992,927
San Diego Gas & Electric Co.,
First Mortgage
3.700%	03/15/52		5,156	3,750,920
4.150%	05/15/48		31,545	25,380,616
5.350%	05/15/35		6,997	7,214,452
5.350%	05/15/40		773	772,402
6.000%	06/01/39		5,700	6,090,734
First Mortgage, Series RRR
3.750%	06/01/47		25,388	19,372,814
First Mortgage, Series TTT
4.100%	06/15/49		5,875	4,656,304
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
5.341%	03/15/47		9,180	9,208,122
5.541%	09/15/52		4,683	4,672,250
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27		14,765	14,600,100
3.400%	02/01/28		19,265	18,980,237
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54		5,000	5,012,260
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	(a)	26,242	18,336,390
First Ref. Mortgage
4.000%	04/01/47		28,115	21,136,687
4.050%	03/15/42		7,200	5,735,075
4.650%	10/01/43		1,950	1,659,086
5.500%	03/15/40	(a)	11,962	11,692,260
First Ref. Mortgage, Series 13-A
3.900%	03/15/43		8,000	6,143,031
First Ref. Mortgage, Series C
3.600%	02/01/45		4,330	3,117,513
4.125%	03/01/48		2,460	1,869,004
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36		13,865	12,986,358

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	$3,357,559
4.500%	08/15/41	550	490,021
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,230,855
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,172,578
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,146,951
4.450%	02/15/44	1,210	1,046,728
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,752,396
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	710	544,346
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	22,842	19,246,833
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,198,505
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	24,065	23,903,482
4.300%	07/15/29	6,970	6,919,578
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	717,051
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,487,915
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,114,722

			1,363,307,385

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,661,552

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,985,119
5.500%	07/31/47	15,700	13,830,719

			18,815,838

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40	5,000	5,519,043

Foods — 1.8%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,409,379
4.375%	02/02/52	16,656	12,884,645

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
6.250%	03/01/56		8,310	$8,279,433
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		3,117	3,102,688
4.625%	10/01/39		3,500	3,201,453
5.200%	07/15/45		15,870	14,551,459
Gtd. Notes, 144A
7.125%	08/01/39		5,165	5,843,133
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48		1,753	1,506,949
5.000%	04/15/42		1,150	1,071,949
5.150%	08/01/43		450	422,926
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		22,980	19,094,168
4.125%	04/01/54		11,735	9,208,932
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		6,188	4,446,118
5.700%	05/01/55		34,018	33,976,482
5.800%	05/01/65		2,755	2,767,305
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38		20,000	18,017,484
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26		6,265	6,240,395
4.500%	04/01/46		4,255	3,652,832
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		14,835	14,733,810

				167,411,540

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	(a)	3,000	3,110,104

Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		6,650	4,680,676
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		2,921	2,629,401
5.650%	02/01/45		2,260	2,247,530
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	(a)	14,125	12,047,218
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	12,220,198
4.650%	08/01/43		5,960	5,316,201

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44			2,500	$2,165,132
First Mortgage, Series VV
4.300%	01/15/49			8,650	7,069,178
First Mortgage, Series WW
3.950%	02/15/50			26,720	20,547,773
First Mortgage, Series XX
2.550%	02/01/30			1,835	1,729,709
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48			11,445	9,141,639
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26			9,414	9,395,951
3.950%	10/01/46			3,975	3,118,368
4.400%	06/01/43			750	642,998
4.400%	05/30/47			27,369	22,814,872

					115,766,844

Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	5,215	4,502,732
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53		EUR	4,685	5,119,965
4.625%	03/15/45			1	916
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41	(a)		2,485	1,839,675

					11,463,288

Healthcare-Services — 3.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28	(a)		7,005	6,994,585
4.272%	08/15/48			8,950	7,497,340
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46			3,338	2,713,495
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46			17,663	14,291,729
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47			6,650	5,550,158
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27			17,240	17,131,084
3.875%	10/15/47			6,870	5,291,711
4.800%	07/15/46			5,065	4,498,894
4.900%	12/15/48			5,308	4,731,731
5.375%	02/15/42			3,650	3,557,199
Sr. Unsec’d. Notes
2.375%	03/15/31			16,605	15,035,492
3.200%	03/15/40			9,125	7,215,127

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	(a)	2,875	$2,439,243
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,352,086
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,629,749
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		3,360	2,396,236
3.700%	09/15/49		8,819	6,490,291
4.625%	05/15/42		2,600	2,336,774
4.650%	01/15/43		1,000	896,285
4.850%	08/15/54		510	433,915
5.100%	01/15/44		720	678,463
5.850%	11/01/64		16,830	16,523,728
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		3,040	2,723,663
4.625%	03/15/52		3,740	3,051,481
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		21,125	16,880,831
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		10,969	9,137,107
4.875%	04/01/42		1,000	944,301
Unsec’d. Notes, Series 2021
3.002%	06/01/51	(a)	11,245	7,346,061
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		3,405	2,229,361
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50		5,230	3,639,157
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	(a)	800	689,949
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		640	499,235
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	(a)	2,225	1,526,027
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	(a)	12,075	10,557,182
4.784%	07/01/44		7,305	6,655,079
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43		700	716,845
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	(a)	1,005	690,249
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50		3,300	2,369,273

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes
4.089%	10/01/48		2,208	$1,786,632
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	(a)	2,285	1,500,476
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		10,560	9,988,865
3.450%	06/01/26		4,715	4,702,408
5.750%	01/30/40	(a)	1,251	1,294,699
6.950%	07/01/37		1,704	1,943,142
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51		9,985	6,096,173
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45		3,150	2,799,396
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28		2,400	2,382,229
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	(a)	5,400	4,521,460
Sr. Unsec’d. Notes
2.328%	11/15/50		5,688	3,260,037
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		5,000	3,789,828
3.950%	10/15/42		2,060	1,705,576
4.250%	04/15/47		13,715	11,310,023
4.450%	12/15/48		2,000	1,681,479
4.625%	11/15/41		4,601	4,215,858
4.750%	07/15/45		6,770	6,091,760
4.750%	05/15/52		10,905	9,428,480
4.950%	05/15/62	(a)	7,570	6,560,475
5.200%	04/15/63		35,500	31,818,816
5.375%	04/15/54	(a)	6,532	6,171,535
5.500%	07/15/44		3,255	3,230,113
5.750%	07/15/64		20,375	19,905,386
5.800%	03/15/36		3,945	4,207,441

				358,733,403

Household Products/Wares — 0.0%
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43		425	346,560

Insurance — 2.8%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
7.051%(c)	08/15/53		800	800,394
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		8,532	8,104,356
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.550%	02/15/55		2,180	2,092,692

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43		2,895	$2,576,499
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51		8,570	5,458,509
3.050%	12/15/61		10,935	6,725,303
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52		15,000	9,523,284
3.500%	10/15/50		5,045	3,516,122
4.868%	06/01/44		14,360	12,712,713
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	03/15/55		25,995	26,048,248
6.350%	03/22/54		4,130	4,275,802
6.500%	05/20/55		5,600	5,906,716
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		14,999	10,397,302
3.951%	10/15/50		31,115	23,049,281
4.569%	02/01/29		5,880	5,908,757
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		4,385	4,715,496
7.000%	06/15/40		6,248	7,031,006
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52		11,395	7,720,338
3.500%	11/01/27		5,000	4,958,887
4.150%	09/17/50		8,815	6,823,569
4.300%	11/01/47		4,479	3,608,182
5.000%	03/30/43		100	91,409
5.000%	04/05/46		2,360	2,125,849
5.000%	05/20/49		18,590	16,421,661
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55		9,750	9,389,774
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,700	1,896,703
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		26,445	21,828,741
4.900%	09/15/44		350	319,054
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.700%	07/24/55	(a)	3,115	3,188,789
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		39,768	30,128,883
5.750%	08/15/42		5,540	5,501,781
7.250%	03/15/28		2,707	2,847,370
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44		2,675	2,398,711

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43			2,962	$2,799,646

					260,891,827

Internet — 2.9%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.375%	11/06/64		EUR	13,815	15,431,899
5.300%	05/15/65			1,965	1,848,886
5.350%	11/15/45			45,315	45,080,280
5.450%	11/15/55			30,215	29,665,274
5.700%	11/15/75			13,270	13,076,501
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.100%	05/12/51	(a)		15,769	10,584,941
3.250%	05/12/61			7,231	4,623,123
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49			44,755	47,380,616
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	(a)		9,838	9,153,772
5.500%	11/15/45			23,935	23,263,076
5.550%	08/15/64			14,972	13,907,936
5.625%	11/15/55	(a)		23,935	23,011,473
5.750%	11/15/65			35,465	33,879,007

					270,906,784

Lodging — 0.7%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34			13,500	13,175,538
5.000%	10/15/27			12,845	13,067,490
5.500%	04/15/37			10,820	11,076,215
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26			22,630	22,531,430

					59,850,673

Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28			45,076	45,642,718

Media — 3.8%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	(a)		150	155,911

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52			20	12,913
4.800%	03/01/50			50	37,595
5.375%	04/01/38			13,155	12,110,483
5.375%	05/01/47			45,654	37,577,439
5.500%	04/01/63			11,900	9,393,067
5.750%	04/01/48			41,760	35,873,322
6.484%	10/23/45			23,294	21,911,870

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51		48,031	$28,117,039
2.937%	11/01/56		56,194	31,601,223
3.250%	11/01/39		54,500	42,584,390
3.400%	07/15/46		4,867	3,377,739
3.450%	02/01/50	(a)	54,000	36,157,246
3.750%	04/01/40	(a)	14,385	11,846,378
3.900%	03/01/38		18,880	16,435,443
3.969%	11/01/47		20,719	15,508,841
3.999%	11/01/49		9,318	6,870,407
4.000%	03/01/48		123	92,397
5.500%	05/15/64		60	53,603
Cox Communications, Inc.,
Gtd. Notes, 144A
5.950%	09/01/54		3,506	3,072,396
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		3,310	3,203,518
Paramount Global,
Gtd. Notes
3.700%	06/01/28		2,130	2,082,045
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		5,744	5,038,596
5.875%	11/15/40		8,615	7,976,541
6.550%	05/01/37		2,785	2,840,884
6.750%	06/15/39		3,678	3,719,677
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	(a)	9,675	9,670,303

				347,321,266

Mining — 2.1%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28		12,250	11,891,065
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		5,000	5,531,966
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36		22,700	24,759,732
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		7,751	7,898,558
5.750%	05/01/43		4,583	4,661,786
7.500%	09/15/38		10,946	12,985,736
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		27,086	28,499,851
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32		11,300	11,663,066
Kinross Gold Corp. (Canada),
Gtd. Notes
6.875%	09/01/41		11,304	12,263,307

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Sr. Unsec’d. Notes
6.250%	07/15/33		9,600	$10,480,434
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40		860	854,055
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42		785	672,667
4.750%	03/22/42		1,562	1,450,999
5.750%	03/14/55	(a)	27,390	27,876,118
5.875%	03/14/65		6,370	6,592,722
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	(a)	4,800	4,626,446
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40		8,475	9,566,156
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33		2,000	2,136,257
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31		6,059	5,436,464
4.625%	12/15/27		5,811	5,836,888

				195,684,273

Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29		4,175	4,062,163
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41		4,185	3,166,728
4.400%	05/27/45		4,260	3,750,070
Siemens Funding BV (Germany),
Gtd. Notes, 144A
5.800%	05/28/55		4,415	4,596,197
5.900%	05/28/65	(a)	4,355	4,535,979

				20,111,137

Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		46,065	45,458,785

Oil & Gas — 7.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		12,543	11,502,551
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30		3,883	3,753,600
4.000%	01/15/31		4,700	4,534,496
5.800%	10/01/54	(a)	24,215	21,949,345
6.000%	06/13/33		24,010	25,053,722
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38		36,354	38,528,209
6.450%	06/30/33		2,000	2,156,489

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.500%	02/15/37		3,749	$4,021,059
6.750%	02/01/39		2,910	3,195,365
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	(a)	16,394	11,390,040
5.250%	06/15/37		2,231	2,167,954
5.400%	06/15/47		42,322	38,835,175
6.750%	11/15/39		11,798	12,965,135
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43		1,101	1,101,112
6.000%	03/01/41		3,550	3,873,844
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42		6,810	5,557,622
3.800%	03/15/52		27,200	19,996,145
4.025%	03/15/62		116	84,387
4.150%	11/15/34	(a)	847	812,918
4.300%	11/15/44		1,330	1,125,068
5.000%	01/15/35	(a)	4,765	4,834,796
5.300%	05/15/53	(a)	10,023	9,343,567
5.500%	01/15/55	(a)	30,100	28,844,860
5.650%	01/15/65		7,275	7,008,040
5.700%	09/15/63	(a)	12,905	12,465,420
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		3,675	3,183,074
5.000%	06/15/45	(a)	14,051	12,242,041
5.600%	07/15/41	(a)	21,825	21,137,372
5.875%	06/15/28	(a)	7,125	7,129,950
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		11,145	11,065,325
4.400%	03/24/51	(a)	8,785	7,048,836
5.750%	04/18/54		8,913	8,429,882
5.900%	04/18/64		7,000	6,630,263
6.250%	03/15/53	(a)	29,015	29,355,798
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		4,067	3,786,263
5.350%	01/15/36		12,790	13,144,736
5.950%	07/15/55	(a)	21,430	21,867,725
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30		3,260	3,031,787
3.250%	11/18/49	(a)	6,000	4,202,189
3.625%	04/06/40		1,380	1,167,046
3.950%	05/15/43		2,796	2,344,589
5.100%	08/17/40		22,019	21,889,859
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49		13,000	8,890,949
3.567%	03/06/45		4,370	3,427,355
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		13,500	13,961,975

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	(a)	11,375	$9,533,133
6.500%	03/01/41		6,214	6,617,455
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	(a)	3,000	2,157,274
4.200%	03/15/48		21,150	15,790,746
6.200%	03/15/40		12,322	12,481,258
6.450%	09/15/36		5,522	5,874,871
7.500%	05/01/31		4,290	4,821,412
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31		1,000	1,115,908
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48		2,025	1,589,422
7.690%	01/23/50		12,200	10,935,348
Phillips 66,
Gtd. Notes
2.150%	12/15/30		10,600	9,516,008
3.300%	03/15/52		1,380	898,531
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26		11,680	11,647,369
4.680%	02/15/45		500	424,677
4.900%	10/01/46		810	707,512
5.500%	03/15/55	(a)	3,059	2,829,535
5.650%	06/15/54	(a)	21,628	20,361,836
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		4,820	4,367,035
Shell Finance US, Inc.,
Gtd. Notes
4.000%	05/10/46		3,000	2,427,906
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		1,000	1,057,865
6.800%	05/15/38		5,051	5,526,204
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29		17,441	17,175,926
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64	(a)	6,760	6,317,127
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	(a)	9,355	6,473,575
4.350%	06/01/28		25,440	25,563,290

				665,249,156

Oil & Gas Services — 0.2%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		4,000	4,591,582

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43			9,350	$8,251,290
5.000%	11/15/45	(a)		1,835	1,640,884

					14,483,756

Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30			2,715	2,516,462
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35			5,000	5,137,642

					7,654,104

Pharmaceuticals — 5.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39			91,680	81,855,158
4.300%	05/14/36			2,500	2,398,755
4.400%	11/06/42			7,200	6,422,715
4.500%	05/14/35			1,280	1,257,421
4.550%	03/15/35			35,638	35,129,551
4.625%	10/01/42			3,115	2,841,494
4.700%	05/14/45			16,174	14,624,440
5.500%	03/15/64			385	374,382
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40			11,500	8,186,663
3.700%	03/15/52			3,330	2,448,234
3.900%	03/15/62	(a)		15,215	11,043,356
4.250%	10/26/49			14,610	11,936,264
4.350%	11/15/47			22,307	18,854,189
4.550%	02/20/48			8,519	7,370,670
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29			57,035	55,058,941
4.300%	03/25/28	(a)		9,442	9,476,929
4.780%	03/25/38			40,326	38,086,074
5.125%	07/20/45			41,205	37,247,910
5.300%	12/05/43			20,115	18,735,781
6.250%	06/01/27			1,000	1,028,967
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49		EUR	12,000	8,921,312
4.950%	02/27/63			3,000	2,708,161
5.000%	02/09/54			4,775	4,452,675
5.100%	02/09/64			11,435	10,548,439
5.200%	08/14/64			5,880	5,535,519
5.550%	10/15/55	(a)		1,310	1,321,053
5.650%	10/15/65	(a)		1,790	1,806,287
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38			10,000	11,221,215
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	(a)		8,585	6,074,288

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
3.400%	01/15/38		4,365	$3,839,149
3.625%	03/03/37		6,385	5,805,542
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	(a)	4,188	2,596,925
5.700%	12/04/65		4,950	4,903,569
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		4,169	3,587,609
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		110	109,316
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,814,916
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		41,068	33,782,222
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,533,971
4.000%	06/22/50		5,990	3,990,864

				480,930,926

Pipelines — 8.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	4,217,834
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27		20,000	19,773,330
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.714%	08/15/63		9,791	10,600,804
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		6,975	7,139,153
5.600%	04/01/44		7,379	7,139,580
8.125%	08/16/30		6,000	6,934,947
Gtd. Notes, 144A
6.450%	11/03/36		10,766	11,448,259
6.750%	09/15/37		17,644	19,230,195
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44		915	787,298
Energy Transfer LP,
Gtd. Notes
5.000%	05/15/44		2,755	2,398,899
5.350%	05/15/45		2,875	2,604,786
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	21,530	22,054,411
Sr. Unsec’d. Notes
4.200%	04/15/27		5,000	5,004,421
4.900%	03/15/35		18,317	17,890,125
5.000%	05/15/50		14,285	11,971,045
5.150%	02/01/43		4,450	4,012,677
5.300%	04/01/44		9,735	8,846,332

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.300%	04/15/47		1,315	$1,169,813
5.400%	10/01/47		30,794	27,676,959
6.000%	06/15/48		8,083	7,843,404
6.050%	06/01/41		1,275	1,291,889
6.200%	04/01/55		8,980	8,812,064
6.250%	04/15/49		35,265	34,940,892
7.500%	07/01/38	(a)	11,000	12,743,648
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		19,814	20,211,063
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51		14,570	10,709,247
4.200%	01/31/50		16,790	13,505,882
4.250%	02/15/48		18,060	14,833,575
4.850%	08/15/42		3,930	3,644,583
4.850%	03/15/44		5,775	5,278,438
4.900%	05/15/46		25,127	22,758,721
4.950%	10/15/54		3,110	2,764,491
5.100%	02/15/45		12,537	11,763,808
5.375%(ff)	02/15/78	(a)	7,380	7,333,413
5.700%	02/15/42		5,100	5,207,992
6.125%	10/15/39		3,937	4,240,524
6.450%	09/01/40		7,879	8,789,435
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
7.099%(c)	08/16/77		4,312	4,298,117
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42		11,190	9,879,594
5.000%	08/15/42		2,010	1,844,087
5.000%	03/01/43		1,176	1,070,790
5.400%	09/01/44		878	830,807
6.500%	02/01/37		900	982,674
6.500%	09/01/39		5,545	5,980,742
6.550%	09/15/40		4,370	4,738,688
Gtd. Notes, MTN
6.950%	01/15/38		575	648,529
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	(a)	2,944	2,056,919
5.050%	02/15/46		1,759	1,581,748
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		13,187	12,037,861
4.700%	04/15/48		18,002	14,972,603
4.900%	04/15/58		9,705	7,974,601
5.200%	03/01/47		1,445	1,291,793
5.200%	12/01/47		15,735	14,000,459
5.500%	06/01/34		4,932	5,035,482
5.500%	02/15/49	(a)	33,016	30,355,718
5.950%	04/01/55	(a)	7,535	7,270,820
6.200%	09/15/55		555	552,410
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		1,162	1,161,794
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		1,325	1,361,962

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.200%	09/15/43		18,615	$18,902,111
6.850%	10/15/37		1,742	1,926,308
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	(a)	8,745	8,318,846
3.400%	09/01/29		4,705	4,558,549
4.200%	03/15/45		4,130	3,195,331
4.550%	07/15/28		15,725	15,861,070
4.850%	02/01/49		17,700	14,938,949
5.200%	07/15/48	(a)	4,999	4,509,817
6.050%	09/01/33		1,675	1,782,642
6.100%	11/15/32		3,926	4,202,492
6.625%	09/01/53	(a)	34,031	35,704,271
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		4,215	4,096,880
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45		565	476,712
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	(a)	5,000	5,348,052
6.125%	05/15/55		18,305	18,202,968
6.250%	07/01/52	(a)	9,000	9,060,469
6.500%	02/15/53		5,093	5,322,066
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30		4,710	4,444,381
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.450%	08/01/42		5,603	4,921,602
4.600%	03/15/48		2,100	1,822,361
5.400%	08/15/41		1,544	1,529,086
Sr. Unsec’d. Notes, 144A
5.750%	03/15/56		3,555	3,524,187
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		8,053	6,949,709
5.500%	08/15/48		19,930	17,574,736
6.150%	04/01/33		1,085	1,150,134
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		3,770	3,618,730
3.500%	10/15/51	(a)	11,622	8,095,410
3.750%	06/15/27	(a)	990	985,998
4.900%	01/15/45		10,477	9,400,617
5.300%	08/15/52		6,804	6,295,011
5.400%	03/04/44		22,544	21,618,282
5.750%	06/24/44		13,955	13,886,616
5.800%	11/15/43		3,434	3,405,892
6.300%	04/15/40		15,935	17,189,750

				800,322,170

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27		4,600	4,591,774

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51	(a)	3,500	$2,140,230
5.625%	05/15/54	(a)	21,480	20,134,665
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29	(a)	1,265	1,207,361
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		6,449	6,421,349
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49		1,495	1,030,701
3.800%	07/15/50		4,300	3,234,908
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31		3,635	3,380,959
3.100%	01/15/30		5,000	4,796,821
4.250%	04/15/28	(a)	4,620	4,651,566

				46,998,560

Retail — 1.4%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27		20,000	19,842,374
4.500%	07/26/47		15,758	13,335,334
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	(a)	4,570	4,038,183
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		9,490	9,349,552
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		29,165	29,202,067
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		1,335	943,035
3.625%	04/15/52		1,845	1,348,156
3.900%	06/15/47		20,500	16,319,445
4.250%	04/01/46		9,395	7,958,875
5.400%	06/25/64		910	870,530
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/62		26,140	20,501,906
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42		1,875	1,537,087
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		5,325	4,690,510

				129,937,054

Semiconductors — 1.5%
Broadcom, Inc.,
Gtd. Notes
3.500%	02/15/41		10,000	8,152,837

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
3.469%	04/15/34		7,900	$7,217,679
5.200%	07/15/35		25,535	26,167,743
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		50,673	43,677,761
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.100%	01/25/36		1,360	1,424,192
6.250%	01/25/35		8,144	8,642,461
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47		5,000	3,555,755
4.900%	08/05/52		2,813	2,326,975
5.050%	08/05/62		5,630	4,577,716
5.700%	02/10/53		35,463	33,063,027

				138,806,146

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		2,467	2,440,656

Software — 3.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50		1,800	1,094,191
2.525%	06/01/50		193,864	118,515,373
2.675%	06/01/60		12,836	7,364,861
2.921%	03/17/52		1,201	788,644
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40		22,600	16,758,288
3.600%	04/01/50		7,300	4,543,948
3.800%	11/15/37		46,350	37,462,102
3.850%	07/15/36		7,996	6,679,570
3.900%	05/15/35		7,346	6,338,037
3.950%	03/25/51		3,165	2,083,024
4.000%	07/15/46		32,902	22,846,373
4.125%	05/15/45		1,300	936,675
4.300%	07/08/34		2,032	1,836,392
4.375%	05/15/55		7,667	5,301,760
5.500%	09/27/64		8,922	7,136,858
5.550%	02/06/53		19,556	16,270,491
6.900%	11/09/52		1,040	1,028,813
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	(a)	3,885	3,895,735
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.000%	04/01/32	(a)	11,842	12,091,665

				272,972,800

Telecommunications — 3.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		36,400	28,597,178
3.500%	09/15/53		47,937	32,121,224
3.550%	09/15/55		69,667	46,423,197

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.650%	09/15/59		82,309	$54,390,090
3.800%	12/01/57		22,245	15,311,610
4.650%	06/01/44		19,400	16,843,206
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		3,000	2,723,808
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		27,795	20,705,626
3.300%	02/15/51		24,035	16,066,049
4.375%	04/15/40		3,205	2,875,403
4.500%	04/15/50		4,300	3,544,029
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		30,555	21,840,048
2.987%	10/30/56		2,320	1,380,557
3.400%	03/22/41		12,000	9,396,136
3.700%	03/22/61	(a)	8,791	5,938,806
3.875%	03/01/52	(a)	10,878	8,068,712
4.000%	03/22/50		15,566	11,859,120

				298,084,799

Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		3,535	2,969,768
4.375%	09/01/42		8,705	7,735,520
4.400%	03/15/42		10,600	9,486,667
4.450%	03/15/43		11,312	10,073,702
4.550%	09/01/44		2,455	2,182,796
4.700%	09/01/45		3,040	2,747,210
5.050%	03/01/41		1,620	1,589,600
5.150%	09/01/43		3,133	3,038,611
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43		900	780,593
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.000%	12/02/41		3,135	2,340,184
4.800%	09/15/35		1,645	1,628,924
4.950%	08/15/45		10,000	9,018,765
6.125%	09/15/2115		14,400	14,400,736
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26		5,890	5,827,890
4.500%	08/01/54		8,850	7,449,204
4.750%	05/30/42		4,873	4,503,332
6.150%	05/01/37		1,000	1,098,376
6.220%	04/30/40		531	583,306
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		825	666,443
4.550%	04/01/46		6,975	5,872,730
4.750%	11/15/45		2,925	2,532,237
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	(a)	7,626	5,020,446

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
3.942%	11/01/47		3,667	$2,897,067
3.950%	10/01/42		1,140	947,239
4.050%	08/15/52		1,585	1,231,779
4.100%	05/15/2121		10,745	7,448,418
4.450%	06/15/45		1,700	1,469,177
4.650%	01/15/46		700	620,595
4.800%	08/15/43		852	772,390
4.837%	10/01/41	(a)	1,080	1,020,012
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62		1,400	821,826
3.350%	08/15/46		4,300	3,129,023
3.799%	04/06/71		22,170	15,223,145
3.875%	02/01/55		4,805	3,604,609
3.950%	08/15/59		5,100	3,784,940

				144,517,260

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26		4,325	4,273,273
3.400%	11/15/26		4,275	4,245,498

				8,518,771

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.250%	03/01/35	(a)	7,215	7,439,177
5.700%	09/01/55		5,835	5,850,732

				13,289,909

TOTAL CORPORATE BONDS (cost $9,219,951,552)				8,219,001,531

MUNICIPAL BONDS — 1.9%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		7,300	7,725,096
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50		8,000	8,584,446
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53		4,375	3,728,528

				20,038,070

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114		5,000	4,313,788

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34		100	104,051

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	6,636	$6,802,711

			6,906,762

Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,946,800
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	17,144	13,298,108
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,670	3,512,274
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,235,852

			24,993,034

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	13,820,824
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	333,365

			14,154,189

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	34,003,022
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,210,788

			40,213,810

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,085,378

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,194,188
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,473,524

			11,667,712

Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	840,889
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	5,961,561

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47		16,940	$12,745,453
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49		20,700	16,549,306

				36,097,209

Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51		15,810	9,716,337
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117		10,570	7,791,618

				17,507,955

TOTAL MUNICIPAL BONDS (cost $220,021,482)				176,977,907

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
OBX Trust,
Series 2025-NQM23, Class A1, 144A
4.872%(cc)	10/25/65		11,500	11,501,710

(cost $11,499,895)
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
1.875%	02/15/51	(k)	22,290	12,478,917
U.S. Treasury Notes
3.750%	10/31/32	(k)	180	178,116
3.750%	11/30/32	(h)	50,290	49,739,953
4.625%	02/15/35	(k)	11,325	11,763,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $76,460,327)				74,160,830

			Shares

PREFERRED STOCKS — 0.2%
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)			117,000	2,626,650

Financial Services — 0.2%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(oo)			565,000	14,232,350

TOTAL PREFERRED STOCKS (cost $17,050,000)				16,859,000

TOTAL LONG-TERM INVESTMENTS (cost $10,034,386,596)				8,979,131,629

	Shares	Value

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	86,220,293	$86,220,293
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $414,746,263; includes $413,463,516 of cash collateral for securities on loan)(b)(wb)	414,996,697	414,747,699

TOTAL SHORT-TERM INVESTMENTS (cost $500,966,556)		500,967,992

TOTAL INVESTMENTS—103.1% (cost $10,535,353,152)		9,480,099,621

Liabilities in excess of other assets(z) — (3.1)%		(284,337,791)

NET ASSETS — 100.0%		$9,195,761,830

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $405,529,352; cash collateral of $413,463,516 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
12	2 Year U.S. Treasury Notes	Mar. 2026	$2,505,469	$830
5,742	5 Year U.S. Treasury Notes	Mar. 2026	627,627,530	(1,332,256)
3,684	10 Year U.S. Treasury Notes	Mar. 2026	414,219,750	(1,585,679)
1,635	10 Year U.S. Ultra Treasury Notes	Mar. 2026	188,050,555	(493,990)

				(3,411,095)

Short Positions:
491	10 Year Euro-Bund	Mar. 2026	73,610,850	1,009,352
5,697	20 Year U.S. Treasury Bonds	Mar. 2026	658,537,594	5,033,900
74	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	8,732,000	(2,421)
55	Euro Schatz Index	Mar. 2026	6,902,478	12,232

				6,053,063

				$2,641,968

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	MSI	EUR	41,378	$47,785,577	$48,648,618	$—	$(863,041)

Credit default swap agreement outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	722,292	$(15,759,028)	$(16,556,024)	$(796,996)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$7,646,305
MLC	—	12,257,401

Total	$—	$19,903,706

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$480,630,651	$—
Corporate Bonds	—	8,219,001,531	—
Municipal Bonds	—	176,977,907	—
Residential Mortgage-Backed Security	—	11,501,710	—
U.S. Treasury Obligations	—	74,160,830	—
Preferred Stocks	16,859,000	—	—
Short-Term Investments
Affiliated Mutual Funds	500,967,992	—	—

Total	$517,826,992	$8,962,272,629	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,056,314	$—	$—

Liabilities
Futures Contracts	$(3,414,346)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(863,041)	—
Centrally Cleared Credit Default Swap Agreement	—	(796,996)	—

Total	$(3,414,346)	$(1,660,037)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Electric	14.8%
Banks	9.5
Pipelines	8.7
Oil & Gas	7.2

Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	5.5%
Pharmaceuticals	5.2
Commercial Mortgage-Backed Securities	5.2
Healthcare-Services	3.9

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Media	3.8%
Telecommunications	3.2
Software	3.0
Internet	2.9
Insurance	2.8
Mining	2.1
Municipal Bonds	1.9
Foods	1.8
Aerospace & Defense	1.7
Beverages	1.6
Transportation	1.6
Semiconductors	1.5
Chemicals	1.5
Retail	1.4
Commercial Services	1.4
Computers	1.3
Gas	1.3
Auto Manufacturers	1.0
Biotechnology	0.9
U.S. Treasury Obligations	0.8
Agriculture	0.7
Lodging	0.7
Airlines	0.6
Building Materials	0.5
Real Estate Investment Trusts (REITs)	0.5

Machinery-Diversified	0.5%
Office/Business Equipment	0.5
Miscellaneous Manufacturing	0.2
Engineering & Construction	0.2
Oil & Gas Services	0.2
Financial Services	0.2
Water	0.1
Residential Mortgage-Backed Security	0.1
Healthcare-Products	0.1
Auto Parts & Equipment	0.1
Trucking & Leasing	0.1
Packaging & Containers	0.1
Environmental Control	0.1
Real Estate	0.1
Forest Products & Paper	0.0	*
Electronics	0.0	*
Capital Markets	0.0	*
Shipbuilding	0.0	*
Household Products/Wares	0.0	*

	103.1
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$796,996	*
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	863,041
Interest rate contracts	Due from/to broker-variation margin futures	6,056,314	*	Due from/to broker-variation margin futures	3,414,346	*

		$6,056,314			$5,074,383

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(8,060,356)
Foreign exchange contracts	—	(4,372,400)	—
Interest rate contracts	25,500,334	—	—

Total	$25,500,334	$(4,372,400)	$(8,060,356)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$288,860
Foreign exchange contracts	—	(1,622,960)	—
Interest rate contracts	(1,650,869)	—	—

Total	$(1,650,869)	$(1,622,960)	$288,860

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,197,177,874
Futures Contracts - Short Positions (1)	691,427,081
Forward Foreign Currency Exchange Contracts - Purchased (2)	32,266,012
Forward Foreign Currency Exchange Contracts - Sold (2)	84,643,858
Credit Default Swap Agreements - Buy Protection (1)	779,893,200
*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$405,529,352	$(405,529,352)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSI	$—	$(863,041)	$(863,041)	$863,041	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $405,529,352:
Unaffiliated investments (cost $10,034,386,596)	$8,979,131,629
Affiliated investments (cost $500,966,556)	500,967,992
Foreign currency, at value (cost $4)	4
Dividends and interest receivable	111,035,415
Receivable for investments sold	27,565,273
Receivable for Portfolio shares sold	21,953
Due from broker-variation margin swaps	13,157
Prepaid expenses	93,872

Total Assets	9,618,829,295

LIABILITIES
Payable to broker for collateral for securities on loan	413,463,516
Management fee payable	3,577,146
Accrued expenses and other liabilities	2,412,392
Payable for Portfolio shares purchased	1,915,417
Unrealized depreciation on OTC forward foreign currency exchange contracts	863,041
Due to broker-variation margin futures	448,571
Distribution fee payable	379,556
Trustees’ fees payable	7,348
Affiliated transfer agent fee payable	478

Total Liabilities	423,067,465

NET ASSETS	$9,195,761,830

Net assets were comprised of:
Partners’ Equity	$9,195,761,830

Net asset value and redemption price per share, $9,195,761,830 / 640,285,950 outstanding shares of beneficial interest	$14.36

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$473,471,507
Affiliated dividend income	2,228,108
Unaffiliated dividend income	926,300
Income from securities lending, net (including affiliated income of $560,713)	561,167

Total income	477,187,082

EXPENSES
Management fee	46,970,641
Distribution fee	24,157,103
Custodian and accounting fees	466,538
Trustees’ fees	173,188
Professional fees	116,848
Audit fee	63,664
Shareholders’ reports	10,564
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	253,407

Total expenses	72,222,293
Less: Fee waiver and/or expense reimbursement	(2,698,149)

Net expenses	69,524,144

NET INVESTMENT INCOME (LOSS)	407,662,938

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,766))	(222,884,899)
Futures transactions	25,500,334
Forward currency contract transactions	(4,372,400)
Swap agreements transactions	(8,060,356)
Foreign currency transactions	(3,128,975)

(212,946,296)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,549)	431,442,696
Futures	(1,650,869)
Forward currency contracts	(1,622,960)
Swap agreements	288,860
Foreign currencies	20,073

428,477,800

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	215,531,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$623,194,442

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$407,662,938	$442,823,312
Net realized gain (loss) on investment and foreign currency transactions	(212,946,296)	(215,490,695)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	428,477,800	(204,335,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	623,194,442	22,996,668

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,529 and 0 shares, respectively]	21,954	—
Portfolio shares purchased [110,495,781 and 115,674,066 shares, respectively]	(1,538,147,101)	(1,557,504,147)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,538,125,147)	(1,557,504,147)

TOTAL INCREASE (DECREASE)	(914,930,705)	(1,534,507,479)
NET ASSETS:
Beginning of year	10,110,692,535	11,645,200,014

End of year	$9,195,761,830	$10,110,692,535

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$13.47	$13.44	$12.24	$15.52	$15.58

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59	0.55	0.51	0.46	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30	(0.52)	0.69	(3.74)	(0.49)

Total from investment operations	0.89	0.03	1.20	(3.28)	(0.06)

Net Asset Value, end of year	$14.36	$13.47	$13.44	$12.24	$15.52

Total Return(b)	6.61%	0.22%	9.80%	(21.13)%	(0.39)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$9,196	$10,111	$11,645	$11,992	$16,914
Average net assets (in millions)	$9,663	$10,874	$11,628	$13,573	$17,448
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72%	0.72%	0.72%	0.73%	0.72%
Expenses before waivers and/or expense reimbursement	0.75%	0.74%	0.74%	0.73%	0.72%
Net investment income (loss)	4.22%	4.07%	4.09%	3.52%	2.83%
Portfolio turnover rate(d)	21%	16%	11%	12%	12%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 94.3%
AFFILIATED MUTUAL FUNDS — 26.5%
Domestic Equity — 22.0%
AST Large-Cap Growth Portfolio*	444,559	$49,101,498
AST Large-Cap Value Portfolio*	751,830	45,884,171
AST Small-Cap Equity Portfolio*	155,986	13,430,414
PGIM Jennison Natural Resources Fund	19,422	1,437,203

		109,853,286

Fixed Income — 0.1%

PSF PGIM High Yield Bond Portfolio*	85,875	672,399

International Equity — 4.4%
AST International Equity Portfolio*	592,312	21,133,703
PGIM Global Real Estate Fund	42,349	869,418

		22,003,121

TOTAL AFFILIATED MUTUAL FUNDS (cost $103,580,222)(wa)		132,528,806

COMMON STOCKS — 43.9%
Aerospace & Defense — 1.1%
Airbus SE (France)	1,423	330,455
ATI, Inc.*	3,100	355,756
Axon Enterprise, Inc.*	85	48,274
Boeing Co. (The)*	870	188,894
Elbit Systems Ltd. (Israel)	36	20,669
General Dynamics Corp.	2,070	696,886
General Electric Co.	4,650	1,432,340
Howmet Aerospace, Inc.	1,940	397,739
Huntington Ingalls Industries, Inc.	30	10,202
L3Harris Technologies, Inc.	210	61,650
Lockheed Martin Corp.	215	103,989
Northrop Grumman Corp.	740	421,955
Rolls-Royce Holdings PLC (United Kingdom)	24,689	381,833
RTX Corp.	2,790	511,686
Saab AB (Sweden) (Class B Stock)	264	15,317
Safran SA (France)	773	269,249
Singapore Technologies Engineering Ltd. (Singapore)	22,700	148,324
Textron, Inc.	220	19,177
Thales SA (France)	99	26,707
TransDigm Group, Inc.	60	79,791
Woodward, Inc.	400	120,928

		5,641,821

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	120	19,291
Deutsche Post AG (Germany)	312	17,012
Expeditors International of Washington, Inc.	140	20,861
FedEx Corp.	760	219,534
United Parcel Service, Inc. (Class B Stock)	2,730	270,789

		547,487

Automobile Components — 0.1%
Aptiv PLC*	4,560	346,971

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	2,900	$116,804

		463,775

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	954	103,447
Ford Motor Co.	23,960	314,355
General Motors Co.	5,700	463,524
Honda Motor Co. Ltd. (Japan)	25,700	252,237
Isuzu Motors Ltd. (Japan)	14,200	221,621
Mercedes-Benz Group AG (Germany)	3,134	217,256
Subaru Corp. (Japan)	4,200	90,431
Tesla, Inc.*(a)	7,825	3,519,059
Toyota Motor Corp. (Japan)	12,500	268,464

		5,450,394

Banks — 2.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	570	19,915
AIB Group PLC (Ireland)	10,535	112,623
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,140	331,685
Banco Santander SA (Spain)	24,519	288,601
Bank Hapoalim BM (Israel)	4,049	91,577
Bank Leumi Le-Israel BM (Israel)	3,444	75,898
Bank of America Corp.	16,210	891,550
Barclays PLC (United Kingdom)	49,527	317,029
BNP Paribas SA (France)	2,930	277,199
BOC Hong Kong Holdings Ltd. (China)	34,500	175,087
CaixaBank SA (Spain)	15,337	187,512
Citigroup, Inc.	8,270	965,026
Citizens Financial Group, Inc.	470	27,453
Commonwealth Bank of Australia (Australia)	875	93,397
Credit Agricole SA (France)	9,190	189,203
DBS Group Holdings Ltd. (Singapore)	8,400	367,959
Fifth Third Bancorp	750	35,107
HSBC Holdings PLC (United Kingdom)	28,906	454,863
Huntington Bancshares, Inc.	4,560	79,116
ING Groep NV (Netherlands)	8,142	228,857
Intesa Sanpaolo SpA (Italy)	18,717	129,336
JPMorgan Chase & Co.	7,330	2,361,873
KeyCorp.	3,840	79,258
Lloyds Banking Group PLC (United Kingdom)	84,091	111,228
M&T Bank Corp.	190	38,281
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,900	172,995
National Australia Bank Ltd. (Australia)	770	21,650
NatWest Group PLC (United Kingdom)	37,181	326,162
Nordea Bank Abp (Finland)	8,422	158,454
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,400	82,961
PNC Financial Services Group, Inc. (The)	1,630	340,230
Regions Financial Corp.	8,270	224,117
Societe Generale SA (France)	2,324	187,091

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	8,918	$217,603
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,200	199,401
Swedbank AB (Sweden) (Class A Stock)	3,845	133,402
Truist Financial Corp.	5,000	246,050
U.S. Bancorp	10,700	570,952
UniCredit SpA (Italy)	3,471	287,491
Wells Fargo & Co.	12,910	1,203,212

		12,301,404

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	906	58,148
Brown-Forman Corp. (Class B Stock)	150	3,909
Coca-Cola Co. (The)	7,420	518,732
Coca-Cola Consolidated, Inc.	200	30,660
Constellation Brands, Inc. (Class A Stock)	180	24,833
Keurig Dr. Pepper, Inc.	1,510	42,295
Molson Coors Beverage Co. (Class B Stock)	170	7,936
Monster Beverage Corp.*	6,590	505,255
PepsiCo, Inc.	3,250	466,440

		1,658,208

Biotechnology — 0.8%
AbbVie, Inc.(a)	5,620	1,284,114
Alnylam Pharmaceuticals, Inc.*	100	39,765
Amgen, Inc.	2,180	713,536
Argenx SE (Netherlands)*	233	196,546
Biogen, Inc.*	1,050	184,790
CSL Ltd. (Australia)	901	103,688
Exelixis, Inc.*	900	39,447
Gilead Sciences, Inc.(a)	6,550	803,947
Incyte Corp.*	1,560	154,081
Moderna, Inc.*	400	11,796
Neurocrine Biosciences, Inc.*	500	70,915
Regeneron Pharmaceuticals, Inc.	325	250,858
Vertex Pharmaceuticals, Inc.*	265	120,140

		3,973,623

Broadline Retail — 1.5%
Amazon.com, Inc.*	28,640	6,610,685
eBay, Inc.	2,210	192,491
Macy’s, Inc.	9,100	200,655
Next PLC (United Kingdom)	1,026	188,887
Prosus NV (China)*	2,232	138,203

		7,330,921

Building Products — 0.2%
A.O. Smith Corp.	120	8,026
Allegion PLC	90	14,330
Builders FirstSource, Inc.*	120	12,347
Carrier Global Corp.	7,200	380,448
Johnson Controls International PLC	1,990	238,302
Lennox International, Inc.	25	12,139

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Masco Corp.	250	$15,865
Nitto Boseki Co. Ltd. (Japan)	900	58,504
Owens Corning	2,100	235,011
ROCKWOOL A/S (Denmark) (Class B Stock)	1,114	39,139
Trane Technologies PLC	235	91,462

		1,105,573

Capital Markets — 1.6%
Ameriprise Financial, Inc.	95	46,582
Amundi SA (France), 144A	1,827	151,001
Ares Management Corp. (Class A Stock)	200	32,326
Bank of New York Mellon Corp. (The)	5,960	691,896
Blackrock, Inc.	157	168,043
Blackstone, Inc.	820	126,395
Cboe Global Markets, Inc.	130	32,630
Charles Schwab Corp. (The)	7,830	782,295
CME Group, Inc.	390	106,501
Coinbase Global, Inc. (Class A Stock)*	230	52,012
Daiwa Securities Group, Inc. (Japan)	6,200	54,336
Deutsche Bank AG (Germany)	5,908	227,689
FactSet Research Systems, Inc.	45	13,059
Franklin Resources, Inc.	8,070	192,792
Futu Holdings Ltd. (Hong Kong), ADR*	100	16,421
Goldman Sachs Group, Inc. (The)	630	553,770
Interactive Brokers Group, Inc. (Class A Stock)	500	32,155
Intercontinental Exchange, Inc.	1,440	233,222
Invesco Ltd.	10,430	273,996
Janus Henderson Group PLC	4,600	218,822
KKR & Co., Inc.	760	96,885
Moody’s Corp.	355	181,352
Morgan Stanley	5,340	948,010
MSCI, Inc.	75	43,030
Nasdaq, Inc.	4,990	484,679
Nomura Holdings, Inc. (Japan)	11,900	99,133
Northern Trust Corp.	200	27,318
Raymond James Financial, Inc.	2,590	415,928
Robinhood Markets, Inc. (Class A Stock)*	860	97,266
S&P Global, Inc.	1,330	695,045
SBI Holdings, Inc. (Japan)	6,200	133,610
Singapore Exchange Ltd. (Singapore)	12,600	165,866
State Street Corp.	340	43,863
T. Rowe Price Group, Inc.	1,760	180,189
UBS Group AG (Switzerland)	8,389	387,359

		8,005,476

Chemicals — 0.5%
Air Products & Chemicals, Inc.	230	56,815
Albemarle Corp.	140	19,802
Asahi Kasei Corp. (Japan)	24,800	220,441
CF Industries Holdings, Inc.	180	13,921
Corteva, Inc.	5,170	346,545
Dow, Inc.	840	19,639
DuPont de Nemours, Inc.	500	20,100
Ecolab, Inc.	1,100	288,772

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Element Solutions, Inc.	4,800	$119,952
International Flavors & Fragrances, Inc.	1,010	68,064
Linde PLC	1,105	471,161
LyondellBasell Industries NV (Class A Stock)	1,160	50,228
Mosaic Co. (The)	380	9,154
PPG Industries, Inc.	270	27,664
Sherwin-Williams Co. (The)	1,445	468,223
Yara International ASA (Brazil)	5,377	220,038

		2,420,519

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	7,892	120,514
Cintas Corp.	370	69,586
Copart, Inc.*	1,000	39,150
Republic Services, Inc.	240	50,863
Rollins, Inc.	4,240	254,485
TOPPAN Holdings, Inc. (Japan)	600	17,836
Veralto Corp.	1,500	149,670
Waste Management, Inc.	430	94,475

		796,579

Communications Equipment — 0.4%
Arista Networks, Inc.*	3,430	449,433
Ciena Corp.*	1,900	444,353
Cisco Systems, Inc.	8,570	660,147
F5, Inc.*	50	12,763
Motorola Solutions, Inc.	170	65,164
Nokia OYJ (Finland)	14,529	93,670
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	19,699	191,711

		1,917,241

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	680	67,500
Bouygues SA (France)	1,248	64,878
Comfort Systems USA, Inc.	35	32,665
Eiffage SA (France)	1,288	184,544
EMCOR Group, Inc.	45	27,531
HOCHTIEF AG (Germany)	500	195,741
Kajima Corp. (Japan)	3,000	111,863
MasTec, Inc.*	300	65,211
Quanta Services, Inc.	255	107,625
Taisei Corp. (Japan)	800	75,817
Vinci SA (France)	1,217	171,211

		1,104,586

Construction Materials — 0.1%
CRH PLC	700	87,360
Martin Marietta Materials, Inc.	355	221,044
Vulcan Materials Co.	150	42,783

		351,187

Consumer Finance — 0.3%
Ally Financial, Inc.	2,000	90,580
American Express Co.	1,675	619,666
Capital One Financial Corp.	3,314	803,181

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Synchrony Financial	410	$34,207

		1,547,634

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	3,672	61,270
Costco Wholesale Corp.	1,273	1,097,759
Dollar General Corp.	2,360	313,337
Dollar Tree, Inc.*	600	73,806
Koninklijke Ahold Delhaize NV (Netherlands)	5,175	212,211
Kroger Co. (The)	5,380	336,142
Sonae SGPS SA (Portugal)	9,360	17,729
Sysco Corp.	3,430	252,757
Target Corp.	900	87,975
Tesco PLC (United Kingdom)	45,528	270,747
Tsuruha Holdings, Inc. (Japan)	3,000	55,120
US Foods Holding Corp.*	2,200	165,704
Walmart, Inc.	10,240	1,140,838

		4,085,395

Containers & Packaging — 0.0%
Amcor PLC(a)	2,700	22,518
Avery Dennison Corp.	80	14,550
Ball Corp.	1,000	52,970
International Paper Co.	620	24,422
Packaging Corp. of America	90	18,561
Smurfit WestRock PLC	590	22,815

		155,836

Distributors — 0.0%
Genuine Parts Co.	140	17,215
Pool Corp.	35	8,006

		25,221

Diversified Consumer Services — 0.1%

ADT, Inc.	30,800	248,556

Diversified REITs — 0.1%
Covivio SA (France)	1,356	90,012
Stockland (Australia)	40,818	155,627

		245,639

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	22,850	567,594
Deutsche Telekom AG (Germany)	12,292	400,118
NOS SGPS SA (Portugal)	2,774	13,076
Telia Co. AB (Sweden)	24,634	105,285
Verizon Communications, Inc.	18,740	763,280

		1,849,353

Electric Utilities — 0.6%
Acciona SA (Spain)	90	19,588
Alliant Energy Corp.(a)	310	20,153
American Electric Power Co., Inc.	4,390	506,211
Constellation Energy Corp.	1,035	365,634
Duke Energy Corp.	840	98,456
Edison International	420	25,208
Endesa SA (Spain)	1,134	40,802
Enel SpA (Italy)	38,232	397,511

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Entergy Corp.	490	$45,291
Evergy, Inc.	270	19,572
Eversource Energy	440	29,625
Exelon Corp.	1,130	49,257
FirstEnergy Corp.	8,270	370,248
Iberdrola SA (Spain)	624	13,512
Kansai Electric Power Co., Inc. (The) (Japan)	3,200	50,255
NextEra Energy, Inc.	3,600	289,008
NRG Energy, Inc.	1,630	259,561
PG&E Corp.	2,440	39,211
Pinnacle West Capital Corp.	120	10,644
PPL Corp.	830	29,067
Southern Co. (The)	3,020	263,344
Xcel Energy, Inc.	640	47,270

		2,989,428

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	5,834	430,068
AMETEK, Inc.	280	57,487
Eaton Corp. PLC	1,120	356,731
Emerson Electric Co.	630	83,614
Fujikura Ltd. (Japan)	900	99,806
GE Vernova, Inc.	1,165	761,409
Generac Holdings, Inc.*	40	5,455
Hubbell, Inc.	55	24,426
Mitsubishi Electric Corp. (Japan)	4,300	125,374
nVent Electric PLC	800	81,576
Rockwell Automation, Inc.	815	317,092
Schneider Electric SE	178	48,696
Sensata Technologies Holding PLC	2,500	83,225
Siemens Energy AG (Germany)*	1,864	261,498
Vertiv Holdings Co. (Class A Stock)	1,200	194,412
Vestas Wind Systems A/S (Denmark)	1,375	37,190

		2,968,059

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	2,550	344,607
CDW Corp.	440	59,928
Corning, Inc.	3,970	347,613
Halma PLC (United Kingdom)	5,343	253,605
Jabil, Inc.	130	29,643
Keysight Technologies, Inc.*	780	158,488
Murata Manufacturing Co. Ltd. (Japan)	2,900	59,937
TD SYNNEX Corp.	300	45,069
TE Connectivity PLC (Switzerland)	310	70,528
Teledyne Technologies, Inc.*	45	22,983
Vontier Corp.	3,400	126,412
Zebra Technologies Corp. (Class A Stock)*	945	229,465

		1,748,278

Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,110	50,549
Halliburton Co.	970	27,412
SLB Ltd.	1,650	63,327
TechnipFMC PLC (United Kingdom)	1,800	80,208

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Tenaris SA	4,025	$77,666

		299,162

Entertainment — 0.5%
Anycolor, Inc. (Japan)	500	15,424
Electronic Arts, Inc.	240	49,039
Live Nation Entertainment, Inc.*	190	27,075
Netflix, Inc.*	13,140	1,232,007
Nexon Co. Ltd. (Japan)	5,500	134,346
Roku, Inc.*	1,100	119,339
Spotify Technology SA*	20	11,614
Take-Two Interactive Software, Inc.*	400	102,412
TKO Group Holdings, Inc.	80	16,720
Walt Disney Co. (The)	8,260	939,740
Warner Bros Discovery, Inc.*	2,650	76,373

		2,724,089

Financial Services — 1.5%
Apollo Global Management, Inc.	530	76,723
Banca Mediolanum SpA (Italy)	2,364	53,678
Berkshire Hathaway, Inc. (Class B Stock)*	5,050	2,538,383
Block, Inc.*	620	40,356
Corpay, Inc.*	65	19,560
Fidelity National Information Services, Inc.	5,480	364,201
Fiserv, Inc.*	4,020	270,023
Global Payments, Inc.	790	61,146
Helia Group Ltd. (Australia)	5,675	20,801
Industrivarden AB (Sweden) (Class A Stock)	330	14,783
Investor AB (Sweden) (Class B Stock)	5,260	187,443
Jack Henry & Associates, Inc.	80	14,598
Mastercard, Inc. (Class A Stock)	3,245	1,852,506
ORIX Corp. (Japan)	5,700	166,710
PayPal Holdings, Inc.	2,330	136,025
Visa, Inc. (Class A Stock)	4,195	1,471,229

		7,288,165

Food Products — 0.3%
Archer-Daniels-Midland Co.	530	30,470
Bunge Global SA	1,040	92,643
Campbell’s Company (The)	240	6,689
Conagra Brands, Inc.	19,970	345,681
Danone SA (France)	511	46,092
General Mills, Inc.	1,910	88,815
Hershey Co. (The)	150	27,297
Hormel Foods Corp.	350	8,295
Ingredion, Inc.	800	88,208
J.M. Smucker Co. (The)	130	12,715
Kraft Heinz Co. (The)	970	23,522
Lamb Weston Holdings, Inc.	170	7,121
McCormick & Co., Inc.	300	20,433
Mondelez International, Inc. (Class A Stock)	1,450	78,053
Nestle SA	4,007	397,731
Smithfield Foods, Inc.	7,700	171,941
Tyson Foods, Inc. (Class A Stock)	340	19,931

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
WH Group Ltd. (Hong Kong), 144A	189,500	$211,106

		1,676,743

Gas Utilities — 0.1%
Atmos Energy Corp.	190	31,850
Italgas SpA (Italy)	6,695	74,673
National Fuel Gas Co.	3,600	288,216
Naturgy Energy Group SA (Spain)	1,716	52,249
Osaka Gas Co. Ltd. (Japan)	4,600	159,836
Tokyo Gas Co. Ltd. (Japan)	400	15,858

		622,682

Ground Transportation — 0.3%
CSX Corp.	14,960	542,300
J.B. Hunt Transport Services, Inc.	80	15,547
Norfolk Southern Corp.	260	75,067
Old Dominion Freight Line, Inc.	220	34,496
Uber Technologies, Inc.*	8,340	681,462
Union Pacific Corp.	670	154,984

		1,503,856

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	2,780	348,306
Align Technology, Inc.*	80	12,492
Baxter International, Inc.	510	9,746
Becton, Dickinson & Co.	500	97,035
Boston Scientific Corp.*	6,920	659,822
Cooper Cos., Inc. (The)*	240	19,670
Dexcom, Inc.*	430	28,539
Edwards Lifesciences Corp.*	1,550	132,137
EssilorLuxottica SA (France)	254	80,314
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,279	136,423
GE HealthCare Technologies, Inc.	500	41,010
Hologic, Inc.*	270	20,112
Hoya Corp. (Japan)	600	91,002
IDEXX Laboratories, Inc.*	615	416,066
Insulet Corp.*	65	18,476
Intuitive Surgical, Inc.*	1,585	897,681
Medtronic PLC	4,130	396,728
ResMed, Inc.	150	36,131
Solventum Corp.*	150	11,886
STERIS PLC	1,100	278,872
Stryker Corp.	365	128,287
Zimmer Biomet Holdings, Inc.	240	21,581

		3,882,316

Health Care Providers & Services — 0.8%
Ambea AB (Sweden), 144A	1,950	29,839
Cardinal Health, Inc.	2,380	489,090
Cencora, Inc.	200	67,550
Centene Corp.*	6,450	265,418
Cigna Group (The)	1,000	275,230
CVS Health Corp.	7,800	619,008
DaVita, Inc.*	40	4,544
Elevance Health, Inc.	240	84,132
Fresenius Medical Care AG (Germany)	4,292	205,010
Fresenius SE & Co. KGaA (Germany)	2,568	147,125

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	265	$123,718
Henry Schein, Inc.*	130	9,825
Humana, Inc.	120	30,736
Labcorp Holdings, Inc.	80	20,070
McKesson Corp.	440	360,928
Molina Healthcare, Inc.*	55	9,545
Quest Diagnostics, Inc.	140	24,294
Sonic Healthcare Ltd. (Australia)	6,469	97,404
UnitedHealth Group, Inc.	2,630	868,189
Universal Health Services, Inc. (Class B Stock)	40	8,721

		3,740,376

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	190	9,299
Healthpeak Properties, Inc.	17,920	288,154
Ventas, Inc.	2,430	188,033
Welltower, Inc.	740	137,351

		622,837

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	12,960	229,781

Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. (Class A Stock)*	470	63,788
Aramark	8,700	320,682
Aristocrat Leisure Ltd. (Australia)	375	14,518
Booking Holdings, Inc.	185	990,736
Carnival Corp.*	1,240	37,870
Chipotle Mexican Grill, Inc.*	5,570	206,090
Darden Restaurants, Inc.	120	22,082
Domino’s Pizza, Inc.	25	10,420
DoorDash, Inc. (Class A Stock)*	410	92,857
Expedia Group, Inc.	930	263,478
Galaxy Entertainment Group Ltd. (Macau)	13,000	64,101
Hilton Worldwide Holdings, Inc.	240	68,940
Las Vegas Sands Corp.	360	23,432
Marriott International, Inc. (Class A Stock)	230	71,355
McDonald’s Corp.	1,665	508,874
MGM Resorts International*	190	6,933
Norwegian Cruise Line Holdings Ltd.*(a)	530	11,830
Royal Caribbean Cruises Ltd.	265	73,914
Sodexo SA (France)	110	5,636
Starbucks Corp.	1,260	106,105
Viking Holdings Ltd.*	4,600	328,486
Wynn Resorts Ltd.	90	10,830
Yum! Brands, Inc.	1,330	201,202

		3,504,159

Household Durables — 0.1%
D.R. Horton, Inc.	290	41,769
Garmin Ltd.	190	38,541
Lennar Corp. (Class A Stock)	240	24,672
NVR, Inc.*	3	21,878
Panasonic Holdings Corp. (Japan)	8,100	105,009
PulteGroup, Inc.	2,140	250,936

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	6,600	$169,297

		652,102

Household Products — 0.3%
Church & Dwight Co., Inc.	290	24,316
Clorox Co. (The)	130	13,108
Colgate-Palmolive Co.	3,930	310,549
Essity AB (Sweden) (Class B Stock)	1,026	29,499
Henkel AG & Co. KGaA (Germany)	238	18,113
Kimberly-Clark Corp.	390	39,347
Procter & Gamble Co. (The)	6,100	874,191
Reckitt Benckiser Group PLC (United Kingdom)	1,772	143,389

		1,452,512

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	840	12,046
RWE AG (Germany)	1,720	91,137
Solaria Energia y Medio Ambiente SA (Spain)*	3,030	64,402
Vistra Corp.	360	58,079

		225,664

Industrial Conglomerates — 0.3%
3M Co.	1,900	304,190
CK Hutchison Holdings Ltd. (United Kingdom)	14,500	98,578
Hitachi Ltd. (Japan)	11,300	354,386
Honeywell International, Inc.	1,620	316,046
Sekisui Chemical Co. Ltd. (Japan)	1,600	26,907
Siemens AG (Germany)	831	232,744

		1,332,851

Industrial REITs — 0.1%
Prologis, Inc.	5,410	690,641

Insurance — 1.1%
Admiral Group PLC (United Kingdom)	425	18,181
Aegon Ltd.	8,610	66,954
Aflac, Inc.	550	60,649
AIA Group Ltd. (Hong Kong)	14,600	150,279
Allianz SE (Germany)	385	178,015
Allstate Corp. (The)	2,920	607,798
American International Group, Inc.	5,520	472,236
Aon PLC (Class A Stock)	730	257,602
Arch Capital Group Ltd.*	420	40,286
Arthur J. Gallagher & Co.	300	77,637
Assurant, Inc.	640	154,144
AXA SA (France)	7,156	343,352
Axis Capital Holdings Ltd.	600	64,254
Brown & Brown, Inc.	350	27,895
Chubb Ltd.	1,700	530,604
Cincinnati Financial Corp.	200	32,664
Erie Indemnity Co. (Class A Stock)	30	8,600
Everest Group Ltd.	35	11,877
Globe Life, Inc.	90	12,587
Hartford Insurance Group, Inc. (The)	350	48,230
Loews Corp.	200	21,062
Marsh & McLennan Cos., Inc.	1,250	231,900

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
MetLife, Inc.	6,350	$501,269
MS&AD Insurance Group Holdings, Inc. (Japan)	8,200	192,512
NN Group NV (Netherlands)	3,009	232,128
Phoenix Group Holdings PLC (United Kingdom)	5,245	51,925
Principal Financial Group, Inc.	270	23,817
Progressive Corp. (The)	660	150,295
Prudential PLC (Hong Kong)	6,885	105,913
QBE Insurance Group Ltd. (Australia)	11,365	150,466
Sompo Holdings, Inc. (Japan)	4,500	152,740
Talanx AG (Germany)	201	26,701
Travelers Cos., Inc. (The)	240	69,614
Unipol Assicurazioni SpA (Italy)	8,856	212,470
W.R. Berkley Corp.	380	26,646
Willis Towers Watson PLC	95	31,217

		5,344,519

Interactive Media & Services — 2.9%
Alphabet, Inc. (Class A Stock)	16,965	5,310,045
Alphabet, Inc. (Class C Stock)	14,090	4,421,442
LY Corp. (Japan)	38,600	102,712
Match Group, Inc.	2,290	73,944
Meta Platforms, Inc. (Class A Stock)	7,000	4,620,630
Scout24 SE (Germany), 144A	620	62,273

		14,591,046

IT Services — 0.6%
Accenture PLC (Class A Stock)	2,550	684,165
Akamai Technologies, Inc.*	150	13,088
Capgemini SE (France)	867	143,964
Cognizant Technology Solutions Corp. (Class A Stock)	6,540	542,820
Dentsu Soken, Inc. (Japan)	2,100	36,707
EPAM Systems, Inc.*	40	8,195
Fujitsu Ltd. (Japan)	600	16,490
Gartner, Inc.*	80	20,182
GoDaddy, Inc. (Class A Stock)*	140	17,371
International Business Machines Corp.	1,620	479,860
MongoDB, Inc.*	900	377,721
NEC Corp. (Japan)	8,100	274,068
Obic Co. Ltd. (Japan)	1,400	43,944
Otsuka Corp. (Japan)	3,800	78,301
TIS, Inc. (Japan)	1,200	40,315
VeriSign, Inc.	80	19,436

		2,796,627

Leisure Products — 0.0%
Hasbro, Inc.	730	59,860
Technogym SpA (Italy), 144A	820	15,475

		75,335

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	340	46,264
Bio-Techne Corp.	160	9,410
Charles River Laboratories
International, Inc.*	40	7,979
Chemometec A/S (Denmark)	156	16,696

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Danaher Corp.	2,710	$620,373
IQVIA Holdings, Inc.*	170	38,320
Lonza Group AG (Switzerland)	188	126,753
Medcap AB (Sweden)*	106	6,312
Medpace Holdings, Inc.*	200	112,330
Mettler-Toledo International, Inc.*	21	29,278
QIAGEN NV	589	26,786
Revvity, Inc.	120	11,610
Thermo Fisher Scientific, Inc.	1,105	640,292
Waters Corp.*	60	22,790
West Pharmaceutical Services, Inc.	1,180	324,665

		2,039,858

Machinery — 0.9%
Atlas Copco AB (Sweden) (Class B Stock)	2,898	46,329
Caterpillar, Inc.	2,010	1,151,469
Crane Co.	1,700	313,531
Cummins, Inc.	145	74,015
Daifuku Co. Ltd. (Japan)	6,300	198,297
Deere & Co.	570	265,375
Dover Corp.	140	27,334
Epiroc AB (Sweden) (Class B Stock)	811	16,316
Fortive Corp.	400	22,084
IDEX Corp.	80	14,235
Illinois Tool Works, Inc.	280	68,964
Ingersoll Rand, Inc.	400	31,688
Komatsu Ltd. (Japan)	1,100	34,906
Lincoln Electric Holdings, Inc.	1,000	239,640
Mitsubishi Heavy Industries Ltd. (Japan)	4,700	114,738
Nordson Corp.	40	9,617
NTN Corp. (Japan)	12,000	28,197
Otis Worldwide Corp.	470	41,054
PACCAR, Inc.	580	63,516
Parker-Hannifin Corp.	760	668,010
Pentair PLC	200	20,828
Sandvik AB (Sweden)	7,819	252,562
Schindler Holding AG (Switzerland)	51	18,046
SMC Corp. (Japan)	100	34,600
Snap-on, Inc.	45	15,507
Stanley Black & Decker, Inc.	160	11,885
Wartsila OYJ Abp (Finland)	6,660	235,795
Westinghouse Air Brake Technologies Corp.	210	44,824
Xylem, Inc.	1,390	189,290
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,000	64,836

		4,317,488

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	5	11,469
AP Moller - Maersk A/S (Class B Stock)	17	39,007
Kawasaki Kisen Kaisha Ltd. (Japan)	4,000	55,681
Kirby Corp.*	2,100	231,378
Mitsui OSK Lines Ltd. (Japan)	1,500	45,097
Nippon Yusen KK (Japan)	6,000	194,350

	Shares	Value

COMMON STOCKS (continued)
Marine Transportation (cont’d.)
SITC International Holdings Co. Ltd. (China)	19,000	$67,989

		644,971

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	95	19,831
Comcast Corp. (Class A Stock)	21,260	635,462
Fox Corp. (Class A Stock)	260	18,998
Fox Corp. (Class B Stock)	130	8,441
Future PLC (United Kingdom)	5,650	40,093
News Corp. (Class A Stock)	450	11,754
News Corp. (Class B Stock)	110	3,259
Omnicom Group, Inc.	351	28,343
Paramount Skydance Corp. (Class B Stock)(a)	220	2,948
Publicis Groupe SA (France)	508	52,755
Trade Desk, Inc. (The) (Class A Stock)*	530	20,119
WPP PLC (United Kingdom)	7,804	35,057

		877,060

Metals & Mining — 0.5%
ArcelorMittal SA (Luxembourg)	1,310	60,155
BHP Group Ltd. (Australia)	9,623	290,414
Boliden AB (Sweden)*	3,516	194,773
Evolution Mining Ltd. (Australia)	17,580	147,122
Fortescue Ltd. (Australia)	9,141	133,664
Freeport-McMoRan, Inc.	7,490	380,417
Fresnillo PLC (Mexico)	5,564	248,101
JFE Holdings, Inc. (Japan)	1,200	15,299
JX Advanced Metals Corp. (Japan)	3,100	38,753
Newmont Corp.	2,590	258,612
Northern Star Resources Ltd. (Australia)	1,177	20,712
Nucor Corp.	2,440	397,988
Pantoro Gold Ltd. (Australia)*	9,448	30,508
Rio Tinto Ltd. (Australia)	683	66,631
Rio Tinto PLC (Australia)	2,921	235,290
Steel Dynamics, Inc.	140	23,723

		2,542,162

Multi-Utilities — 0.3%
Ameren Corp.	320	31,955
CenterPoint Energy, Inc.	730	27,988
CMS Energy Corp.	4,460	311,888
Consolidated Edison, Inc.	390	38,735
Dominion Energy, Inc.	930	54,489
DTE Energy Co.	1,450	187,021
E.ON SE (Germany)	5,564	105,354
Engie SA (France)	11,383	299,024
National Grid PLC (United Kingdom)	7,436	114,057
NiSource, Inc.	7,560	315,705
Public Service Enterprise Group, Inc.	550	44,165
Sempra(a)	1,430	126,255
WEC Energy Group, Inc.	380	40,075

		1,696,711

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Office REITs — 0.0%
BXP, Inc.(a)	150	$10,122

Oil, Gas & Consumable Fuels — 1.2%
APA Corp.	310	7,583
BP PLC	3,213	18,738
Cheniere Energy, Inc.	1,200	233,268
Chevron Corp.	4,937	752,448
ConocoPhillips	4,570	427,798
Coterra Energy, Inc.	860	22,635
Devon Energy Corp.	7,920	290,110
Diamondback Energy, Inc.	520	78,172
ENEOS Holdings, Inc. (Japan)	18,700	132,304
EOG Resources, Inc.	4,410	463,094
EQT Corp.	710	38,056
Equinor ASA (Norway)	1,523	35,915
Expand Energy Corp.	260	28,694
Exxon Mobil Corp.(a)	16,410	1,974,779
Friedrich Vorwerk Group SE (Germany)	441	41,780
Galp Energia SGPS SA (Portugal)	2,728	46,977
HF Sinclair Corp.	3,200	147,456
Inpex Corp. (Japan)	2,400	48,001
Kinder Morgan, Inc.	2,180	59,928
Marathon Petroleum Corp.	330	53,668
Occidental Petroleum Corp.	800	32,896
ONEOK, Inc.	700	51,450
Phillips 66	2,040	263,242
Shell PLC	4,823	177,738
Targa Resources Corp.	220	40,590
Texas Pacific Land Corp.	57	16,372
TotalEnergies SE (France)	1,299	84,692
Valero Energy Corp.	330	53,721
Williams Cos., Inc. (The)	2,060	123,827
Woodside Energy Group Ltd. (Australia)	3,200	49,896

		5,795,828

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	730	50,662
International Consolidated Airlines Group SA (United Kingdom)	37,512	208,282
Qantas Airways Ltd. (Australia)	15,187	104,922
Ryanair Holdings PLC (Italy)	2,908	100,261
Southwest Airlines Co.	590	24,385
United Airlines Holdings, Inc.*	350	39,137

		527,649

Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	680	71,209
Kenvue, Inc.	2,160	37,260
Unilever PLC (United Kingdom)	560	36,589

		145,058

Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	19,600	260,867
AstraZeneca PLC (United Kingdom)	1,725	319,227
Bristol-Myers Squibb Co.	4,850	261,609
Eli Lilly & Co.	2,559	2,750,106

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Galderma Group AG (Switzerland)	1,443	$293,842
GSK PLC	5,466	134,011
Johnson & Johnson	6,310	1,305,854
Merck & Co., Inc.	6,880	724,189
Novartis AG	5,080	700,004
Novo Nordisk A/S (Denmark) (Class B Stock)	1,634	82,874
Perrigo Co. PLC	6,100	84,912
Pfizer, Inc.	21,450	534,105
Roche Holding AG	1,655	683,466
Sandoz Group AG (Switzerland)	1,083	78,632
Sanofi SA	637	61,633
Sumitomo Pharma Co. Ltd. (Japan)*	3,900	57,597
UCB SA (Belgium)	132	36,779
Viatris, Inc.	1,380	17,181
Zoetis, Inc.	1,690	212,636

		8,599,524

Professional Services — 0.2%
Automatic Data Processing, Inc.	740	190,350
Broadridge Financial Solutions, Inc.	120	26,780
Clarivate PLC*(a)	65,400	218,436
Computershare Ltd. (Australia)	1,327	30,075
Concentrix Corp.	5,300	220,374
Dayforce, Inc.*	160	11,066
Equifax, Inc.	130	28,207
Jacobs Solutions, Inc.	930	123,188
KBR, Inc.	1,300	52,260
Leidos Holdings, Inc.	160	28,864
ManpowerGroup, Inc.	3,000	89,190
Paychex, Inc.	380	42,629
Paycom Software, Inc.	40	6,374
Recruit Holdings Co. Ltd. (Japan)	100	5,619
Teleperformance SE (France)	828	59,922
Verisk Analytics, Inc.	140	31,317

		1,164,651

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	810	130,240
CoStar Group, Inc.*	500	33,620
Daito Trust Construction Co. Ltd. (Japan)	4,800	91,402
Jones Lang LaSalle, Inc.*	1,100	370,117
LEG Immobilien SE (Germany)	477	34,790
Vonovia SE (Germany)	2,324	66,883

		727,052

Residential REITs — 0.0%
AvalonBay Communities, Inc.	140	25,383
Camden Property Trust	130	14,310
Equity Residential	410	25,847
Essex Property Trust, Inc.	50	13,084
Invitation Homes, Inc.	2,870	79,757
Mid-America Apartment Communities, Inc.	120	16,669
UDR, Inc.	360	13,205

		188,255

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Retail REITs — 0.1%
Federal Realty Investment Trust	80	$8,064
Kimco Realty Corp.	800	16,216
Klepierre SA (France)	2,793	110,506
Realty Income Corp.	2,430	136,979
Regency Centers Corp.	200	13,806
Simon Property Group, Inc.	370	68,491
Unibail-Rodamco-Westfield (France)	792	86,128
Vicinity Ltd. (Australia)	95,243	162,151

		602,341

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	4,790	1,025,826
Advantest Corp. (Japan)	1,600	202,317
Analog Devices, Inc.	2,550	691,560
Applied Materials, Inc.	1,380	354,646
ASML Holding NV (Netherlands)	862	928,822
Broadcom, Inc.	14,565	5,040,947
First Solar, Inc.*	130	33,960
Intel Corp.*	18,680	689,292
Kioxia Holdings Corp. (Japan)*	900	59,900
KLA Corp.	371	450,795
Lam Research Corp.	5,690	974,014
Marvell Technology, Inc.	2,900	246,442
Microchip Technology, Inc.	600	38,232
Micron Technology, Inc.	4,140	1,181,597
Monolithic Power Systems, Inc.	50	45,318
NVIDIA Corp.	72,990	13,612,635
NXP Semiconductors NV (Netherlands)	260	56,436
ON Semiconductor Corp.*	460	24,909
Qnity Electronics, Inc.	250	20,413
QUALCOMM, Inc.	1,620	277,101
Renesas Electronics Corp. (Japan)*	11,600	158,883
SCREEN Holdings Co. Ltd. (Japan)	100	9,740
Skyworks Solutions, Inc.	160	10,146
Teradyne, Inc.	590	114,200
Texas Instruments, Inc.	990	171,755

		26,419,886

Software — 3.8%
Adobe, Inc.*	1,510	528,485
AppLovin Corp. (Class A Stock)*	695	468,305
Atlassian Corp. (Class A Stock)*	700	113,498
Autodesk, Inc.*	1,730	512,097
Cadence Design Systems, Inc.*	1,495	467,307
Check Point Software Technologies Ltd. (Israel)*	100	18,556
Crowdstrike Holdings, Inc. (Class A Stock)*	265	124,221
Datadog, Inc. (Class A Stock)*	380	51,676
Elastic NV*	2,000	150,880
Fair Isaac Corp.*	25	42,266
Fortinet, Inc.*	3,110	246,965
Gen Digital, Inc.	14,050	382,019
Intuit, Inc.	720	476,942
Microsoft Corp.	23,435	11,333,635
Monday.com Ltd.*	200	29,512
Nice Ltd. (Israel)*	856	96,760
Oracle Corp.	4,030	785,487

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*	7,100	$1,262,025
Palo Alto Networks, Inc.*	740	136,308
PTC, Inc.*	120	20,905
Roper Technologies, Inc.	410	182,503
Salesforce, Inc.	3,100	821,221
SAP SE (Germany)	925	224,746
ServiceNow, Inc.*	2,770	424,336
Synopsys, Inc.*	200	93,944
Trend Micro, Inc. (Japan)	700	29,073
Trimble, Inc.*	250	19,588
Tyler Technologies, Inc.*	45	20,428
Workday, Inc. (Class A Stock)*	260	55,843

		19,119,531

Specialized REITs — 0.2%
American Tower Corp.	710	124,655
Crown Castle, Inc.	2,680	238,172
Digital Realty Trust, Inc.	380	58,790
Equinix, Inc.	105	80,447
Extra Space Storage, Inc.	250	32,555
Iron Mountain, Inc.	350	29,032
Public Storage	1,260	326,970
SBA Communications Corp.	130	25,146
VICI Properties, Inc.	8,310	233,677
Weyerhaeuser Co.	860	20,373

		1,169,817

Specialty Retail — 0.7%
AutoNation, Inc.*	500	103,240
AutoZone, Inc.*	28	94,962
Avolta AG (Switzerland)*	281	16,573
Best Buy Co., Inc.	200	13,386
Carvana Co.*	150	63,303
Clas Ohlson AB (Sweden) (Class B Stock)	599	19,694
Five Below, Inc.*	700	131,852
Home Depot, Inc. (The)	2,130	732,933
Industria de Diseno Textil SA (Spain)	1,280	84,435
JD Sports Fashion PLC (United Kingdom)	18,196	20,625
Kingfisher PLC (United Kingdom)	56,512	237,890
Lowe’s Cos., Inc.(a)	3,070	740,361
O’Reilly Automotive, Inc.*	925	84,369
Penske Automotive Group, Inc.	400	63,316
Ross Stores, Inc.	1,850	333,259
TJX Cos., Inc. (The)	4,340	666,667
Tractor Supply Co.	590	29,506
Ulta Beauty, Inc.*	345	208,729
Williams-Sonoma, Inc.	130	23,217

		3,668,317

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	44,870	12,198,358
Dell Technologies, Inc. (Class C Stock)	320	40,282
Hewlett Packard Enterprise Co.	1,500	36,030
HP, Inc.	1,110	24,731
Logitech International SA (Switzerland)	1,136	115,324

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NetApp, Inc.	210	$22,489
Sandisk Corp.*	700	166,166
Seagate Technology Holdings PLC(a)	250	68,847
Super Micro Computer, Inc.*	570	16,684
Western Digital Corp.(a)	3,070	528,869

		13,217,780

Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp. (Japan)	300	7,202
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	951	205,084
Deckers Outdoor Corp.*	150	15,551
Lululemon Athletica, Inc.*	115	23,898
LVMH Moet Hennessy Louis Vuitton SE (France)	418	315,062
NIKE, Inc. (Class B Stock)	1,340	85,371
On Holding AG (Switzerland) (Class A Stock)*	1,800	83,664
Pandora A/S (Denmark)	432	47,773
Ralph Lauren Corp.	230	81,330
Tapestry, Inc.	1,150	146,936

		1,011,871

Tobacco — 0.3%
Altria Group, Inc.	8,250	475,695
British American Tobacco PLC (United Kingdom)	4,045	229,314
Imperial Brands PLC (United Kingdom)	6,307	264,832
Japan Tobacco, Inc. (Japan)	400	14,377
Philip Morris International, Inc.	2,710	434,684

		1,418,902

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	900	129,384
Fastenal Co.	1,300	52,169
FTAI Aviation Ltd.	400	78,740
Mitsubishi Corp. (Japan)	7,800	178,407
Mitsui & Co. Ltd. (Japan)	3,700	109,880
Sumitomo Corp. (Japan)	7,500	259,594
United Rentals, Inc.	60	48,559
W.W. Grainger, Inc.	44	44,398
WESCO International, Inc.(a)	1,200	293,568

		1,194,699

Water Utilities — 0.0%
American Water Works Co., Inc.	240	31,320
United Utilities Group PLC (United Kingdom)	6,140	98,648

		129,968

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	4,000	112,213
T-Mobile US, Inc.	520	105,581

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	39,232	$52,297

		270,091

TOTAL COMMON STOCKS (cost $173,740,021)		219,687,248

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	90	9,591
Volkswagen AG (Germany) (PRFC)	474	57,846

		67,437

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,450	118,298

TOTAL PREFERRED STOCKS (cost $169,523)		185,735

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.3%
iShares Core S&P 500 ETF	1,500	1,027,410
iShares MSCI EAFE ETF(a)	3,300	316,899
Vanguard Dividend Appreciation ETF	45,640	10,030,759

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $10,475,227)		11,375,068

UNAFFILIATED FUND — 4.4%
AB Global Bond Fund, Inc.	3,190,897	22,208,644

(cost $22,158,628)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.1%
Automobiles — 1.4%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	406,277
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	830	838,982
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	404,790
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	109	111,196
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	55	55,538
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	200,848
Enterprise Fleet Financing LLC,
Series 2025-04, Class A2, 144A
4.050%	08/20/28	200	200,316

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	600	$615,298
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	501,593
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	508,844
Series 2025-01, Class A1
4.630%	04/15/30	300	304,981
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	524,751
Series 2024-02, Class A, 144A
4.520%	03/11/37	600	609,779
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	193	192,749
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	130	130,517
Series 2024-04, Class C
4.950%	04/15/30	300	303,152
Series 2025-03, Class C
4.680%	09/15/31	200	201,221
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	200	204,009
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	152	153,577
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	307	310,504

			6,778,922

Collateralized Loan Obligations — 2.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.414%(c)	04/20/37	1,000	1,003,540
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37	1,000	1,003,654
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.163%(c)	01/15/39	750	751,199
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.748%(c)	01/25/37	1,000	1,001,836
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.494%(c)	04/20/37	1,000	1,003,525

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37	1,000	$1,003,080
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-22A, Class AR2, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.215%(c)	01/15/38	505	506,791
Ocean Trails CLO,
Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.205%(c)	10/15/34	370	369,871
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.605%(c)	01/15/37	1,000	1,003,076
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.024%(c)	10/20/36	500	499,847
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.394%(c)	04/16/37	1,000	1,000,603
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.432%(c)	04/17/37	1,000	1,002,501
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.388%(c)	04/25/37	1,000	1,003,564
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.458%(c)	04/25/37	1,000	1,003,507

			12,156,594

Consumer Loans — 0.0%
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	46	45,997
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	70	70,450

			116,447

Equipment — 0.0%
CCG Receivables Trust,
Series 2025-02, Class A2, 144A
4.140%	08/15/34	100	100,216

Home Equity Loans — 0.2%
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	166	167,198
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	282	283,021

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	157	$159,177
Series 2025-CES03, Class A1A, 144A
5.553%(cc)	03/25/55	415	418,864
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	98	99,385

			1,127,645

Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	108	107,093

TOTAL ASSET-BACKED SECURITIES (cost $20,237,271)			20,386,917

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	873	833,347
Series 2019-BN20, Class A2
2.758%	09/15/62	809	766,961
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,318,892
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	382	403,210
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	837,837
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	470	454,614
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,077	1,067,387
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	527,048
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A3
2.787%	10/15/52	200	190,282
Series 2020-C56, Class A4
2.194%	06/15/53	1,133	1,058,720

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,298,368)			7,458,298

CORPORATE BONDS — 5.0%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	470	469,128
3.550%	03/01/38	833	701,489

			1,170,617

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	$321,840

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	200	188,614
5.800%	03/08/29	200	204,374
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.050%	04/04/28	290	295,257
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	230	232,548
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.050%	03/27/28	285	288,996

			1,209,789

Banks — 1.3%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.552%(ff)	03/14/28	400	406,447
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,153,818
5.288%(ff)	04/25/34	300	309,369
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.367%(ff)	02/25/31	370	382,062
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	925	839,588
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29	325	331,625
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.218%(ff)	04/23/31	340	351,056
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33	822	753,902
Morgan Stanley,
Sr. Unsec’d. Notes
5.664%(ff)	04/17/36	205	215,525
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	896,875
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28	375	379,612
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	365	283,460

			6,303,339

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	$199,374

Chemicals — 0.0%
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		200	208,824

Commercial Services — 0.2%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		125	124,579
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		25	25,679
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	118,139
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		445	370,380
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		150	140,731

				779,508

Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		550	547,656
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		50	50,036
7.125%	03/15/26		43	43,221

				640,913

Electric — 0.5%
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		650	406,186
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		225	210,202
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47		400	297,781
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34		535	550,641
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		300	299,875
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		535	531,409

				2,296,094

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	200	$195,376
4.250%	10/31/26	370	368,383

			563,759

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	103,559

Foods — 0.3%
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	24,171
4.375%	01/31/32	310	295,456
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	565	580,219
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	500	460,348

			1,360,194

Healthcare-Services — 0.0%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/63	195	174,780
5.300%	06/15/35	30	31,059

			205,839

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	52,797

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	165,775
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	5	5,144

			170,919

Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	362,090

Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/32	20	20,062
4.700%	11/15/35	60	60,038
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	217	229,731

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32	35	$35,287
4.875%	11/15/35	120	119,908

			465,026

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	49,943
5.500%	05/01/26	75	75,093
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.125%	07/01/49	175	137,215

			262,251

Mining — 0.1%
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	560	611,359

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	145	149,395

Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	619,008
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	506,850
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	253,312
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	25	27,497
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	275	260,957
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.840%	01/23/30	130	132,067
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	908,030

			2,707,721

Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	315	209,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	500	$544,950
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	350	310,199
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	190	159,920
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	620	659,844
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	512,058
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	565	553,535

			2,740,506

Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	670	660,722
Kimco Realty OP LLC,
Gtd. Notes
4.600%	02/01/33	445	444,532
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	585	556,679
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	240	242,695

			1,904,628

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	385	302,470

TOTAL CORPORATE BONDS (cost $24,610,513)			25,302,681

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
BRAVO Residential Funding Trust,
Series 2025-NQM06, Class A1, 144A
5.333%(cc)	06/25/65	172	172,701
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	217	200,831
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	10/25/43	35	35,075
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	71	68,348

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
1.961%(c)	04/25/44	1,961	$204,112
Series 2020-101, Class AI, IO
3.500%	01/25/51	96	18,239
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
2.076%(c)	08/25/52	1,372	132,812
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	07/25/55	582	590,046
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.024%(c)	09/25/42	113	113,434
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	177	3,575
Series 5269, Class AD
2.000%	01/25/55	711	585,292
Series 5281, Class AY
2.500%	08/25/52	203	167,579
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55	376	381,122
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	259	55,210
Government National Mortgage Assoc.,
Series 2020-126, Class BI, IO
3.000%	08/20/50	116	19,437
Series 2021-114, Class TI, IO
3.000%	06/20/51	160	21,888
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	297	5,559
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	331	8,939
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	272	8,569
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	212	4,162
Series 2022-093, Class IO, IO
3.000%	08/20/51	827	88,649
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52	514	12,695
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	536	9,529

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A
0.050%(cc)	11/25/29		195	$194,656
HOMES Trust,
Series 2025-NQM05, Class A1, 144A
5.027%(cc)	09/25/70		289	289,466
OBX Trust,
Series 2025-NQM08, Class A1, 144A
5.472%(cc)	03/25/65		246	247,924
Series 2025-NQM21, Class A1FC, 144A
4.917%(cc)	10/25/65		296	296,337
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		174	167,901
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	94,074

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,060,577)				4,198,161

SOVEREIGN BONDS — 0.2%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	153,881
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		200	205,403
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		200	206,800
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30		350	360,528
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28		215	219,569
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	125,124

TOTAL SOVEREIGN BONDS (cost $1,212,444)				1,271,305

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Mortgage Corp.
2.000%	02/01/51		920	750,429
2.500%	10/01/35		120	115,147
3.000%	09/01/50		2,183	1,948,081
3.000%	02/01/52		806	723,030
3.500%	06/01/37		92	89,235
3.500%	03/01/48		1,274	1,200,378
4.000%	02/01/53		492	471,795
4.500%	07/01/47		809	804,542
5.000%	01/01/53		1,594	1,596,127
5.000%	06/01/53		525	525,615
Federal National Mortgage Assoc.
1.500%	11/01/50		811	625,490

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	03/01/31		79	$76,423
2.000%	01/01/32		168	160,113
2.000%	11/01/50		1,305	1,064,367
2.500%	07/01/32		94	90,772
2.500%	08/01/32		106	102,054
2.500%	09/01/32		100	96,577
2.500%	07/01/35		339	325,815
2.500%	03/01/51		430	367,141
2.500%	12/01/51		1,136	974,936
2.500%	04/01/52		1,161	997,050
3.000%	06/01/36		421	408,624
3.000%	06/01/51		135	119,687
4.000%	06/01/52		604	576,817
4.000%	07/01/52		432	413,540
4.500%	07/01/52		148	145,527
4.500%	08/01/52		125	122,584
5.000%	06/01/52		698	699,188
5.500%	TBA		1,000	1,013,983
Government National Mortgage Assoc.
2.000%	10/20/50		445	368,600
2.000%	01/20/51		214	177,548
3.000%	05/20/46		143	130,682
3.000%	11/20/47		149	135,739
3.500%	08/20/43		736	684,486
3.500%	10/20/46		652	606,745
4.000%	11/20/47		642	618,018
4.000%	03/20/48		386	371,093
4.500%	08/20/48		514	510,188
4.500%	12/20/52		396	388,359
5.000%	03/20/53		63	62,760
7.000%	07/20/54		227	234,067
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55		130	129,129

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,245,952)				21,022,481

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
2.000%	08/15/51		715	410,455
2.375%	02/15/42		1,200	884,437
3.250%	05/15/42		290	242,241
3.625%	05/15/53		565	457,826
4.000%	11/15/42		865	793,908
4.000%	11/15/52		405	351,844
4.250%	08/15/54		1,280	1,159,800
4.375%	08/15/43		240	229,537
4.625%	02/15/55		100	96,531
4.750%	02/15/45	(k)	530	527,930
U.S. Treasury Strips Coupon
5.090%(s)	11/15/44		635	245,064
5.145%(s)	11/15/43	(k)	3,000	1,225,119
5.519%(s)	05/15/41		360	171,019

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,794,568)				6,795,711

TOTAL LONG-TERM INVESTMENTS—94.3% (cost $395,583,314)				472,421,055

		Shares	Value

SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS — 6.6%
PGIM Core Ultra Short Bond Fund(wa)		26,898,766	$26,898,766
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $6,038,704; includes $6,024,949 of cash collateral for securities on loan)(b)(wa)		6,042,330	6,038,705

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,937,470)			32,937,471

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
3.651%	03/05/26	1,470	1,461,062

(cost $1,460,694)

OPTIONS PURCHASED*~ — 0.0%
(cost $1,301)			1,195

TOTAL SHORT-TERM INVESTMENTS (cost $34,399,465)			34,399,728

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $429,982,779)			506,820,783

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $1,143)			(1,149)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $429,981,636)			506,819,634
Liabilities in excess of other assets(z) — (1.2)%			(5,990,173)

NET ASSETS — 100.0%			$500,829,461

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,847,332; cash collateral of $6,024,949 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/26	$(500)	$(404,060)
Federal National Mortgage Assoc.	3.000%	TBA	01/14/26	(1,000)	(884,336)
Government National Mortgage Assoc.	2.000%	TBA	01/22/26	(250)	(206,991)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $1,497,607)					$(1,495,387)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	70	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	140	—

Total OTC Traded (cost $156)							$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.870%	3.21%(A)	195	$1,195
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	195	—

Total OTC Swaptions (cost $1,145)								$1,195

Total Options Purchased (cost $1,301)								$1,195

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	195	$(695)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	195	(454)

Total Options Written (premiums received $ 1,143)								$(1,149)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
5	2 Year U.S. Treasury Notes	Mar. 2026	$ 1,043,945	$252
55	5 Year U.S. Treasury Notes	Mar. 2026	6,011,758	(16,505)
20	10 Year U.S. Treasury Notes	Mar. 2026	2,248,750	(339)
21	10 Year U.S. Ultra Treasury Notes	Mar. 2026	2,415,328	(6,031)
29	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	3,422,000	(46,295)
137	Mini MSCI EAFE Index	Mar. 2026	19,879,385	120,620
12	S&P 500 E-Mini Index	Mar. 2026	4,135,500	6,296
1	S&P Mid Cap 400 E-Mini Index	Mar. 2026	332,520	(4,582)

				53,416

Short Position:
8	20 Year U.S. Treasury Bonds	Mar. 2026	924,750	6,466

				$59,882

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	MSI	EUR 305	$354,746	$358,059	$3,313	$—

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	MSI	EUR 482	$556,615	$566,668	$—	$(10,053)

					$3,313	$(10,053)

Credit default swap agreement outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	7,330	0.500%	$158,388	$168,014	$9,626

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	$—	$(10,031)	$(10,031)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	44	(2,358)	(2,402)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	605	57,022	56,417
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(2,366)	(61,669)	(59,303)
505	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(10,838)	(10,838)
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	127,811	137,955	10,144
220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	3,217	8,760	5,543
385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	22,732	22,732

				$129,311	$141,573	$ 12,262

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.330%	JPM	03/17/26	(2,389)	$80,834	$—	$80,834
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	3,765	(68,817)	—	(68,817)

					$12,017	$—	$12,017

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$80,834	$(68,817)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$366,242
MLC	—	677,491
MSC	—	1,461,062

Total	$—	$2,504,795

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$109,853,286	$—	$—
Fixed Income	672,399	—	—
International Equity	22,003,121	—	—
Common Stocks	186,232,847	33,454,401	—
Preferred Stocks	—	185,735	—
Unaffiliated Exchange-Traded Funds	11,375,068	—	—
Unaffiliated Fund	22,208,644	—	—
Asset-Backed Securities
Automobiles	—	6,778,922	—
Collateralized Loan Obligations	—	12,156,594	—
Consumer Loans	—	116,447	—
Equipment	—	100,216	—
Home Equity Loans	—	1,127,645	—
Student Loan	—	107,093	—
Commercial Mortgage-Backed Securities	—	7,458,298	—
Corporate Bonds	—	25,302,681	—
Residential Mortgage-Backed Securities	—	4,198,161	—
Sovereign Bonds	—	1,271,305	—
U.S. Government Agency Obligations	—	21,022,481	—
U.S. Treasury Obligations	—	6,795,711	—
Short-Term Investments
Affiliated Mutual Funds	32,937,471	—	—
U.S. Treasury Obligation	—	1,461,062	—
Options Purchased	—	1,195	—

Total	$385,282,836	$121,537,947	$—

Liabilities
Options Written	$—	$(1,149)	$—

Other Financial Instruments*
Assets
Futures Contracts	$133,634	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	3,313	—
Centrally Cleared Credit Default Swap Agreement	—	9,626	—

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$94,836	$—
OTC Total Return Swap Agreement	—	80,834	—

Total	$133,634	$188,609	$—

Liabilities
Forward Commitment Contracts	$—	$(1,495,387)	$—
Futures Contracts	(73,752)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(10,053)	—
Centrally Cleared Interest Rate Swap Agreements	—	(82,574)	—
OTC Total Return Swap Agreement	—	(68,817)	—

Total	$(73,752)	$(1,656,831)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	33.1%
Semiconductors & Semiconductor Equipment	5.3
Unaffiliated Fund	4.4
U.S. Government Agency Obligations	4.2
Software	3.8
Banks	3.8
Interactive Media & Services	2.9
Technology Hardware, Storage & Peripherals	2.6
Automobiles	2.5
Collateralized Loan Obligations	2.5
Unaffiliated Exchange-Traded Funds	2.3
Pharmaceuticals	1.7
U.S. Treasury Obligations	1.7
Capital Markets	1.6
Commercial Mortgage-Backed Securities	1.5
Broadline Retail	1.5
Financial Services	1.5
Aerospace & Defense	1.3
Oil, Gas & Consumable Fuels	1.2
Insurance	1.2
Machinery	0.9
Residential Mortgage-Backed Securities	0.8
Consumer Staples Distribution & Retail	0.8
Biotechnology	0.8
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.8
Specialty Retail	0.7
Hotels, Restaurants & Leisure	0.7
Electric Utilities	0.6
Electrical Equipment	0.6
IT Services	0.6
Pipelines	0.6
Entertainment	0.5
Oil & Gas	0.5
Chemicals	0.5

Metals & Mining	0.5%
Electric	0.5
Life Sciences Tools & Services	0.4
Communications Equipment	0.4
Real Estate Investment Trusts (REITs)	0.4
Diversified Telecommunication Services	0.4
Electronic Equipment, Instruments & Components	0.4
Multi-Utilities	0.3
Food Products	0.3
Beverages	0.3
Household Products	0.3
Consumer Finance	0.3
Ground Transportation	0.3
Tobacco	0.3
Foods	0.3
Industrial Conglomerates	0.3
Media	0.3
Sovereign Bonds	0.2
Auto Manufacturers	0.2
Trading Companies & Distributors	0.2
Specialized REITs	0.2
Professional Services	0.2
Home Equity Loans	0.2
Building Products	0.2
Construction & Engineering	0.2
Textiles, Apparel & Luxury Goods	0.2
Commercial Services & Supplies	0.2
Commercial Services	0.2
Real Estate Management & Development	0.1
Industrial REITs	0.1
Household Durables	0.1
Marine Transportation	0.1
Diversified Financial Services	0.1
Health Care REITs	0.1
Gas Utilities	0.1
Mining	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Retail REITs	0.1%
Engineering & Construction	0.1
Air Freight & Logistics	0.1
Passenger Airlines	0.1
Internet	0.1
Automobile Components	0.1
Construction Materials	0.1
Agriculture	0.1
Telecommunications	0.1
Energy Equipment & Services	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.1
Diversified REITs	0.1
Hotel & Resort REITs	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Healthcare-Services	0.0	*
Building Materials	0.0	*
Residential REITs	0.0	*
Home Builders	0.0	*

Containers & Packaging	0.0	*%
Multi-National	0.0	*
Personal Care Products	0.0	*
Water Utilities	0.0	*
Consumer Loans	0.0	*
Student Loan	0.0	*
Equipment	0.0	*
Leisure Products	0.0	*
Holding Companies-Diversified	0.0	*
Distributors	0.0	*
Office REITs	0.0	*
Options Purchased	0.0	*

	101.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$9,626	*	—	$—
Equity contracts	Due from/to broker-variation margin futures	126,916	*	Due from/to broker-variation margin futures	4,582	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,313		Unrealized depreciation on OTC forward foreign currency exchange contracts	10,053
Interest rate contracts	Due from/to broker-variation margin futures	6,718	*	Due from/to broker-variation margin futures	69,170	*
Interest rate contracts	Due from/to broker-variation margin swaps	94,836	*	Due from/to broker-variation margin swaps	82,574	*
Interest rate contracts	Unaffiliated investments	1,195		Options written outstanding, at value	1,149
Interest rate contracts	Unrealized appreciation on OTC swap agreements	80,834		Unrealized depreciation on OTC swap agreements	68,817

		$323,438			$236,345

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$163,062
Equity contracts	—	—	5,854,402	—	—
Foreign exchange contracts	—	—	—	(49,446)	—
Interest rate contracts	637	519	(49,307)	—	(1,074,601)

Total	$637	$519	$5,805,095	$(49,446)	$(911,539)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$11,363
Equity contracts	—	—	708,659	—	—
Foreign exchange contracts	—	—	—	(11,095)	—
Interest rate contracts	(1,889)	1,920	115,648	—	978,387

Total	$(1,889)	$1,920	$824,307	$(11,095)	$989,750

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 345
Options Written (2)	858,000
Futures Contracts - Long Positions (2)	48,365,375
Futures Contracts - Short Positions (2)	1,430,972
Forward Foreign Currency Exchange Contracts - Purchased (3)	480,230
Forward Foreign Currency Exchange Contracts - Sold (3)	1,019,681
Credit Default Swap Agreements - Sell Protection (2)	4,012,800
Interest Rate Swap Agreements (2)	16,966,600
Total Return Swap Agreements (2)	8,573,312

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$5,847,332	$(5,847,332)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$1,195	$(1,149)	$46	$—	$46
JPM	80,834	(68,817)	12,017	—	12,017
MSI	3,313	(10,053)	(6,740)	—	(6,740)

	$85,342	$(80,019)	$5,323	$—	$5,323

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $5,847,332:
Unaffiliated investments (cost $293,465,087)	$341,354,506
Affiliated investments (cost $136,517,692)	165,466,277
Cash	4
Foreign currency, at value (cost $79,474)	79,493
Receivable for investments sold	3,625,722
Dividends and interest receivable	799,324
Tax reclaim receivable	301,147
Unrealized appreciation on OTC swap agreements	80,834
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,313
Due from broker-variation margin swaps	2,120
Receivable from affiliate	560
Prepaid expenses and other assets	9,321

Total Assets	511,722,621

LIABILITIES
Payable to broker for collateral for securities on loan	6,024,949
Payable for investments purchased	1,744,227
Forward commitment contracts, at value (proceeds receivable $1,497,607)	1,495,387
Payable for Portfolio shares purchased	919,392
Management fee payable	234,279
Due to broker-variation margin futures	169,734
Accrued expenses and other liabilities	131,587
Payable to affiliate	75,798
Unrealized depreciation on OTC swap agreements	68,817
Distribution fee payable	15,445
Unrealized depreciation on OTC forward foreign currency exchange contracts	10,053
Options written outstanding, at value (premiums received $1,143)	1,149
Trustees’ fees payable	940
Deferred tax liability	925
Affiliated transfer agent fee payable	478

Total Liabilities	10,893,160

NET ASSETS	$500,829,461

Net assets were comprised of:
Partners’ Equity	$500,829,461

Net asset value and redemption price per share, $500,829,461 / 16,434,164 outstanding shares of beneficial interest	$30.47

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$5,604,310
Unaffiliated dividend income (net of $136,202 foreign withholding tax, of which $20,544 is reimbursable by an affiliate)	4,664,829
Affiliated dividend income	1,565,936
Income from securities lending, net (including affiliated income of $5,563)	6,300

Total income	11,841,375

EXPENSES
Management fee	4,024,170
Distribution fee	1,394,446
Custodian and accounting fees	247,477
Professional fees	44,978
Audit fee	40,513
Trustees’ fees	17,150
Shareholders’ reports	10,971
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,339
Miscellaneous	70,305

Total expenses	5,860,349
Less: Fee waiver and/or expense reimbursement	(989,316)
Distribution fee waiver	(352,599)

Net expenses	4,518,434

NET INVESTMENT INCOME (LOSS)	7,322,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $23,598,223)	67,377,741
Futures transactions	5,805,095
Forward currency contract transactions	(49,446)
Options written transactions	519
Swap agreements transactions	(911,539)
Foreign currency transactions	61,657

72,284,027

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(485,164))	(7,912,564)
Futures	824,307
Forward currency contracts	(11,095)
Options written	1,920
Swap agreements	989,750
Foreign currencies	24,749

(6,082,933)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	66,201,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,524,035

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,322,941	$10,583,683
Net realized gain (loss) on investment and foreign currency transactions	72,284,027	115,008,964
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,082,933)	(9,153,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,524,035	116,438,950

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [90,111 and 153,867 shares, respectively]	2,637,368	3,948,705
Portfolio shares purchased [9,438,701 and 13,956,314 shares, respectively]	(259,783,064)	(356,518,526)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(257,145,696)	(352,569,821)

TOTAL INCREASE (DECREASE)	(183,621,661)	(236,130,871)
NET ASSETS:
Beginning of year	684,451,122	920,581,993

End of year	$500,829,461	$684,451,122

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$26.55	$23.26	$19.80	$24.37	$21.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37	0.32	0.31	0.18	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.55	2.97	3.15	(4.75)	3.32

Total from investment operations	3.92	3.29	3.46	(4.57)	3.26

Net Asset Value, end of year	$30.47	$26.55	$23.26	$19.80	$24.37

Total Return(b)	14.76%	14.14%	17.47%	(18.75)%	15.44%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$501	$684	$921	$1,023	$1,464
Average net assets (in millions)	$558	$838	$980	$1,191	$1,449
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81%	0.75%	0.76%	0.59%	0.26%
Expenses before waivers and/or expense reimbursement	1.05%	1.02%	1.01%	0.74%	0.26%
Net investment income (loss)	1.31%	1.26%	1.46%	0.85%	(0.26)%
Portfolio turnover rate(d)	95%	92%	147%	316%	9%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2025 consisted of 33 separate portfolios. The information presented in these financial statements pertains only to the 16 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”). The Board of Trustees has determined that the AST Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective
AST Bond Portfolio 2026	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
(“Bond Portfolio 2026”)
AST Bond Portfolio 2027
(“Bond Portfolio 2027”)
AST Bond Portfolio 2028
(“Bond Portfolio 2028”)
AST Bond Portfolio 2029
(“Bond Portfolio 2029”)
AST Bond Portfolio 2030
(“Bond Portfolio 2030”)
AST Bond Portfolio 2031
(“Bond Portfolio 2031”)
AST Bond Portfolio 2032
(“Bond Portfolio 2032”)
AST Bond Portfolio 2033
(“Bond Portfolio 2033”)
AST Bond Portfolio 2034
(“Bond Portfolio 2034”)
AST Bond Portfolio 2035
(“Bond Portfolio 2035”)
AST Bond Portfolio 2036
(“Bond Portfolio 2036”)

AST Core Fixed Income Portfolio (“Core Fixed Income”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Fixed Income Portfolio.

AST Government Money Market Portfolio (“Government Money Market”)	High current income and to maintain high levels of liquidity

B1

Portfolio	Investment Objective

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Multi-Sector Fixed Income Portfolio (“Multi-Sector Fixed Income”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital appreciation.

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/orAST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

B2

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to

B3

discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

B4

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

B5

Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the

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Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial

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sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Bond Portfolio 2026, Bond Portfolio 2027,	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM
Bond Portfolio 2028, Bond Portfolio 2029,	Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Bond Portfolio 2030, Bond Portfolio 2031,
Bond Portfolio 2032, Bond Portfolio 2033,
Bond Portfolio 2034, Bond Portfolio 2035,
Bond Portfolio 2036
Core Fixed Income	PFI; PGIM Limited; Wellington Management Company LLP; J.P. Morgan Investment Management Inc.; Prior to July 1, 2025, Western Asset Management Company, LLC; Western Asset Management Company Limited
Government Money Market	PFI
Investment Grade Bond	PFI; PGIM Limited
Multi-Sector Fixed Income	PFI; PGIM Limited

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Portfolio	Subadviser(s)
Quantitative Modeling	Jennison Associates LLC (“Jennison” a wholly-owned subsidiary of PGIM, Inc.); PFI; PGIM Limited; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” (a wholly-owned business unit of PGIM, Inc.))*

* The asset allocation strategy for the Portfolio is determined by the Investment Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended December 31, 2025, Jennison was not allocated assets to manage.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.14%

Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.24%

Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.39%

Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2030*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.33%

Bond Portfolio 2031*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.42%

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Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Bond Portfolio 2032*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.41%
Bond Portfolio 2033*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Bond Portfolio 2034*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Bond Portfolio 2035*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Bond Portfolio 2036*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Core Fixed Income	0.4125% first $10 billion; 0.3925% in excess of $10 billion	0.41%	0.41%
Government Money Market	0.3000% first $3.25 billion; 0.2925% on next $2.75 billion; 0.2625% on next $4 billion; 0.2425% in excess of $10 billion	0.30%	0.30%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%
Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.49%	0.46%
Quantitative Modeling	0.7225% first $500 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.54%

Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2026, Bond Portfolio 2027,

Bond Portfolio 2028, Bond Portfolio 2029,

Bond Portfolio 2030, Bond Portfolio 2031,

Bond Portfolio 2032, Bond Portfolio 2033,

Bond Portfolio 2034, Bond Portfolio 2035,

Bond Portfolio 2036

contractually waive 0.02% through June 30, 2026; contractually limit expenses to 0.91% through June 30, 2026
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2026

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Portfolio	Fee Waivers and/or Expense Limitations
Multi-Sector Fixed Income	contractually limit expenses to 0.7195% through June 30, 2026
Quantitative Modeling	contractually waive 0.02% through June 30, 2026(a)

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035, Bond Portfolio 2036 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(a) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Quantitative Modeling Portfolio that are invested in other Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035, Bond Portfolio 2036 and Investment Grade Bond Portfolio (collectively, the “Bond Portfolios”), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $ 300 million	0.25% (no waiver)
Over $300 million up to and including $ 500 million	0.23%
Over $500 million up to and including $ 750 million	0.22%
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential

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Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Quantitative Modeling	$20,544

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Quantitative Modeling	$16,615

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2026	$29,017,496	$20,290,656

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Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2027	$3,549,350	$10,680,568
Bond Portfolio 2028	436,371	13,507,587
Bond Portfolio 2029	93,862	2,911,013
Bond Portfolio 2030	1,879,384	9,669,024
Bond Portfolio 2031	15,194,710	27,570,513
Bond Portfolio 2032	9,134,982	16,750,026
Bond Portfolio 2033	—	62,264
Bond Portfolio 2034	20,776,647	17,365,652
Bond Portfolio 2035	11,176,919	9,297,154
Bond Portfolio 2036	5,451,791	153,298
Core Fixed Income	7,171,422,101	7,182,229,103
Government Money Market	—	—
Investment Grade Bond	5,626,668,166	6,572,275,088
Multi-Sector Fixed Income	1,442,523,245	2,429,301,688
Quantitative Modeling	409,445,382	649,405,610

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

Bond Portfolio 2026

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):
AST Target Maturity Central Portfolio*

$19,135,743	$29,017,496	$20,290,656	$2,070,831	$347,625	$30,281,039	2,703,664	$ —	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 904,891	$ 8,466,438	$ 8,575,145	$ —	$ —	$ 796,184	796,184	$39,340	$ —
$20,040,634	$37,483,934	$28,865,801	$2,070,831	$347,625	$31,077,223		$39,340	$ —
Bond Portfolio 2027

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$38,562,806	$ 3,549,350	$10,680,568	$2,190,224	$663,338	$34,285,150	3,061,174	$ —	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 1,706,131	$ 7,778,471	$ 8,570,728	$ —	$ —	$ 913,874	913,874	$42,068	$ —
$40,268,937	$11,327,821	$19,251,296	$2,190,224	$663,338	$35,199,024		$42,068	$ —

B14

Bond Portfolio 2028

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):
AST Target Maturity Central Portfolio*
$65,826,018	$ 436,371	$13,507,587	$3,612,791	$981,645	$57,349,238	5,120,468	$ —	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 2,254,964	$ 7,680,401	$ 8,299,876	$ —	$ —	$ 1,635,489	1,635,489	$ 87,321	$ —
$68,080,982	$ 8,116,772	$21,807,463	$3,612,791	$981,645	$58,984,727		$ 87,321	$ —
Bond Portfolio 2029

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$6,218,524	$ 93,862	$ 2,911,013	$ 104,305	$313,109	$ 3,818,787	340,963	$ —	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 137,022	$ 619,912	$ 690,052	$ —	$ —	$ 66,882	66,882	$ 4,345	$ —
$6,355,546	$ 713,774	$ 3,601,065	$ 104,305	$313,109	$ 3,885,669		$ 4,345	$ —
Bond Portfolio 2030

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$51,224,440	$ 1,879,384	$ 9,669,024	$3,074,938	$570,202	$47,079,940	4,203,566	$ —	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 1,164,449	$ 4,747,580	$ 4,282,070	$ —	$ —	$ 1,629,959	1,629,959	$ 77,926	$ —
$52,388,889	$ 6,626,964	$13,951,094	$3,074,938	$570,202	$48,709,899		$ 77,926	$ —
Bond Portfolio 2031

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$70,676,947	$15,194,710	$27,570,513	$4,045,716	$800,319	$63,147,179	5,638,141	$111,646	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 721,563	$ 8,952,815	$ 7,698,223	$ —	$ —	$ 1,976,155	1,976,155	$ —	$ —
$71,398,510	$24,147,525	$35,268,736	$4,045,716	$800,319	$65,123,334		$111,646	$ —

B15

Bond Portfolio 2032

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*

$67,169,099	$ 9,134,982	$16,750,026	$4,266,800	$ 603,685	$64,424,540	5,752,191	$92,861	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 1,170,236	$ 9,716,650	$ 8,803,181	$ —	$ —	$ 2,083,705	2,083,705	$ —	$ —
$68,339,335	$18,851,632	$25,553,207	$4,266,800	$ 603,685	$66,508,245		$92,861	$ —
Bond Portfolio 2033

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$ 4,004,817	$ —	$ 62,264	$300,813	$ 1,849	$ 4,245,215	379,037	$ —	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 46,530	$ 802,088	$ 742,028	$ —	$ —	$ 106,590	106,590	$ 3,362	$ —
$ 4,051,347	$ 802,088	$ 804,292	$300,813	$ 1,849	$ 4,351,805		$ 3,362	$ —
Bond Portfolio 2034

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$ 6,474,437	$20,776,647	$17,365,652	$561,362	$(135,188)	$10,311,606	920,679	$ —	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 24,439	$ 2,362,953	$ 2,188,024	$ —	$ —	$ 199,368	199,368	$ 7,611	$ —
$ 6,498,876	$23,139,600	$19,553,676	$561,362	$(135,188)	$10,510,974		$ 7,611	$ —
Bond Portfolio 2035

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$ 4,964,605	$11,176,919	$ 9,297,154	$418,142	$(102,266)	$ 7,160,246	639,308	$ —	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ 44,861	$ 2,952,969	$ 2,868,425	$ —	$ —	$ 129,405	129,405	$ 5,012	$ —
$ 5,009,466	$14,129,888	$12,165,579	$418,142	$(102,266)	$ 7,289,651		$ 5,012	$ —

B16

Bond Portfolio 2036

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*

$ —	$ 5,451,791	$ 153,298	$ 357,328	$ (1,684)	$ 5,654,137	504,834	$ —	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund

$ —	$ 6,687,827	$ 6,519,104	$ —	$ —	$ 168,723	168,723	$ 5,393	$ —
$ —	$ 12,139,618	$ 6,672,402	$ 357,328	$ (1,684)	$ 5,822,860		$ 5,393	$ —
Core Fixed Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST PGIM Fixed Income Central Portfolio*
$ —	$ 218,521,629	$ —	$10,471,652	$ —	$ 228,993,281	19,162,618	$ —	$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
$ 107,623,645	$ 938,490,791	$ 999,846,355	$ —	$ —	$ 46,268,081	46,268,081	$2,636,240	$ —

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
40,766,962	480,970,066	450,541,954	227	2,345	71,197,646	71,240,390	126,157(1)	—
$ 148,390,607	$ 1,419,460,857	$ 1,450,388,309	$ 227	$ 2,345	$ 117,465,727		$2,762,397	$ —
$ 148,390,607	$ 1,637,982,486	$ 1,450,388,309	$10,471,879	$ 2,345	$ 346,459,008		$2,762,397	$ —
Investment Grade Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

AST J.P. Morgan Fixed Income Central Portfolio*
$ 436,729,799	$ 654,500,000	$ 899,400,000	$10,026,626	$ 24,538,019	$ 226,394,444	19,432,999	$ —	$ —

AST PGIM Fixed Income Central Portfolio*
2,133,596,938	2,196,247,799	3,034,078,183	65,027,949	77,244,744	1,438,039,247	120,338,012	—	—
$2,570,326,737	$ 2,850,747,799	$ 3,933,478,183	$75,054,575	$101,782,763	$1,664,433,691		$ —	$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
255,895,353	4,569,990,052	4,814,223,804	—	—	11,661,601	11,661,601	9,433,106	—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
154,998,616	2,935,776,228	2,970,441,688	10,932	(24,198)	120,319,890	120,392,125	566,043(1)	—
$ 410,893,969	$ 7,505,766,280	$ 7,784,665,492	$ 10,932	$ (24,198)	$ 131,981,491		$9,999,149	$ —
$2,981,220,706	$10,356,514,079	$11,718,143,675	$75,065,507	$101,758,565	$1,796,415,182		$9,999,149	$ —

B17

Multi-Sector Fixed Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ —	$ 628,755,468	$ 542,535,175	$ —	$ —	$ 86,220,293	86,220,293	$ 679,508	$ —

PGIM Core Ultra Short Bond Fund(wb)

87,365,247	863,429,007	950,794,254	—	—	—	—	1,548,600	—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
291,031,032	2,458,289,409	2,334,576,525	6,549	(2,766)	414,747,699	414,996,697	560,713(1)	—
$378,396,279	$3,950,473,884	$3,827,905,954	$ 6,549	$ (2,766)	$500,967,992		$2,788,821	$ —
Quantitative Modeling

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST International Equity Portfolio*
$ 29,502,313	$ 2,727,026	$ 18,345,661	$ 2,215,778	$ 5,034,247	$ 21,133,703	592,312	$ —	$ —

AST Large-Cap Growth Portfolio*
65,035,551	3,413,072	27,334,210	(4,461,626)	12,448,711	49,101,498	444,559	—	—

AST Large-Cap Value Portfolio*
53,746,530	7,158,497	21,752,014	2,395,470	4,335,688	45,884,171	751,830	—	—

AST Small-Cap Equity Portfolio*
19,216,037	1,486,428	7,970,441	(849,951)	1,548,341	13,430,414	155,986	—	—

PGIM Global Real Estate Fund
1,143,096	1,962,374	2,269,514	42,002	(8,540)	869,418	42,349	10,234	—

PGIM Jennison Natural Resources Fund
—	4,330,197	3,175,348	135,236	147,118	1,437,203	19,422	17,775	—

PSF PGIM High Yield Bond Portfolio*
3,151,778	2,923,395	5,533,169	37,926	92,469	672,399	85,875	—	—
$171,795,305	$ 24,000,989	$ 86,380,357	$ (485,165)	$23,598,034	$132,528,806		$ 28,009	$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
33,276,079	428,899,067	435,276,380	—	—	26,898,766	26,898,766	1,537,927	—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
15,494,478	128,019,223	137,475,186	1	189	6,038,705	6,042,330	5,563(1)	—
$ 48,770,557	$ 556,918,290	$ 572,751,566	$ 1	$ 189	$ 32,937,471		$1,543,490	$ —
$220,565,862	$ 580,919,279	$ 659,131,923	$ (485,164)	$23,598,223	$165,466,277		$1,571,499	$ —

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

B18

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the Government Money Market), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios indicated below utilized the SCA during the year ended December 31, 2025. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2025
Core Fixed Income	$5,850,500	5.43%	2	$11,452,000	$—
Multi-Sector Fixed Income	7,638,000	5.44	1	7,638,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2025, all Portfolios offer only a single share class to investors.

As of December 31, 2025, the following number of shares of the Portfolios were owned of record directly or by other

B19

Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares

Bond Portfolio 2026	863,663	34.8%

Bond Portfolio 2027	500,863	17.0

Bond Portfolio 2028	1,370,884	27.9

Bond Portfolio 2029	310,350	92.1

Bond Portfolio 2030	1,219,715	29.5

Bond Portfolio 2031	3,881,175	59.0

Bond Portfolio 2032	4,046,947	51.6

Bond Portfolio 2033	510,270	100.0

Bond Portfolio 2034	890,514	91.1

Bond Portfolio 2035	603,713	85.4

Bond Portfolio 2036	550,381	97.3

Core Fixed Income	194,000,135	67.1

Government Money Market	307,088,742	40.1

Investment Grade Bond	477,848,429	69.8

Multi-Sector Fixed Income	640,285,950	100.0

Quantitative Modeling	15,472,100	94.2

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Bond Portfolio 2026	1	31.3%

Bond Portfolio 2027	1	12.7

Bond Portfolio 2028	2	27.9

Bond Portfolio 2029	1	91.9

Bond Portfolio 2030	2	29.5

Bond Portfolio 2031	2	59.0

Bond Portfolio 2032	2	51.6

Bond Portfolio 2033	2	100.0

Bond Portfolio 2034	2	87.5

Bond Portfolio 2035	2	84.9

Bond Portfolio 2036	1	97.2

Core Fixed Income	2	67.1

Government Money Market	1	35.2

Investment Grade Bond	2	69.8

Multi-Sector Fixed Income	2	100.0

Quantitative Modeling	2	94.1

Unaffiliated:

Bond Portfolio 2026	1	64.4

Bond Portfolio 2027	1	82.9

Bond Portfolio 2028	1	72.1

Bond Portfolio 2029	1	7.9

Bond Portfolio 2030	1	70.4

Bond Portfolio 2031	1	40.8

Bond Portfolio 2032	1	48.4

Bond Portfolio 2033	—	—

Bond Portfolio 2034	1	8.9

B20

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Bond Portfolio 2035	1	14.6%
Bond Portfolio 2036	—	—
Core Fixed Income	1	32.8
Government Money Market	1	59.8
Investment Grade Bond	1	30.1
Multi-Sector Fixed Income	—	—
Quantitative Modeling	1	5.9

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028	Bond Portfolio 2029
Adjustable and Floating-Rate Securities	–	–	–	–
Asset Allocation	–	–	–	–
Asset Transfer Program	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Blend Style	–	–	–	–
Collateralized Debt Obligations (CDO)	–	–	–	–
Commodity	–	–	–	–
Credit	X	X	X	X
Currency	X	X	X	X
Derivatives	X	X	X	X
Emerging Markets	–	–	–	–
Equity and Equity-Related Securities	X	X	X	X
Equity Securities	–	–	–	–
Exchange-Traded Funds (ETF)	–	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Interest Rate	X	X	X	X
Liquidity Allocation	–	–	–	–
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Portfolio Turnover	–	–	–	–
Prepayment or Call	–	–	–	–
Quantitative Model	–	–	–	–
Redemption	–	–	–	–
Regulatory	X	X	X	X
Selection	–	–	–	–
Sovereign Debt Securities	X	X	X	X
US Government Securities	X	X	X	X
Yield	–	–	–	–

B21

Risks	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033
Adjustable and Floating-Rate Securities	–	–	–	–
Asset Allocation	–	–	–	–
Asset Transfer Program	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Blend Style	–	–	–	–
Collateralized Debt Obligations (CDO)	–	–	–	–
Commodity	–	–	–	–
Credit	X	X	X	X
Currency	X	X	X	X
Derivatives	X	X	X	X
Emerging Markets	–	–	–	–
Equity and Equity-Related Securities	X	X	X	X
Equity Securities	–	–	–	–
Exchange-Traded Funds (ETF)	–	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Interest Rate	X	X	X	X
Liquidity Allocation	–	–	–	–
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Portfolio Turnover	–	–	–	–
Prepayment or Call	–	–	–	–
Quantitative Model	–	–	–	–
Redemption	–	–	–	–
Regulatory	X	X	X	X
Selection	–	–	–	–
Sovereign Debt Securities	X	X	X	X
US Government Securities	X	X	X	X

Yield	–	–	–	–

Risks	Bond Portfolio 2034	Bond Portfolio 2035	Bond Portfolio 2036	Core Fixed Income
Adjustable and Floating-Rate Securities	–	–	–	–
Asset Allocation	–	–	–	–
Asset Transfer Program	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Blend Style	–	–	–	–
Collateralized Debt Obligations	–	–	–	X
Commodity	–	–	–	–
Credit	X	X	X	X
Currency	X	X	X	X
Derivatives	X	X	X	X
Emerging Markets	–	–	–	–

Equity Securities	–	–	–	–

B22

Risks	Bond Portfolio 2034	Bond Portfolio 2035	Bond Portfolio 2036	Core Fixed Income
Equity and Equity-Related Securities	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	X
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Interest Rate	X	X	X	X
Liquidity Allocation	–	–	–	–
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Portfolio Turnover	–	–	–	X
Prepayment or Call	–	–	–	X
Quantitative Model	–	–	–	–
Redemption	–	–	–	X
Regulatory	X	X	X	X
Selection	–	–	–	–
Sovereign Debt Securities	X	X	X	–
US Government Securities	X	X	X	–

Yield	–	–	–	–

Risks	Government Money Market	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling

Adjustable and Floating-Rate Securities	X	–	–	–
Asset Allocation	–	–	–	X
Asset Transfer Program	X	X	–	X
Asset-Backed and/or Mortgage-Backed Securities	–	X	X	X
Blend Style	–	–	–	X
Collateralized Debt Obligations	–	–	–	–
Commodity	–	–	–	X
Credit	X	X	X	X
Currency	–	–	X	X
Derivatives	–	X	X	X
Emerging Markets	–	–	X	X
Equity and Equity-Related Securities	–	X	X	–
Equity Securities	–	–	–	X
Exchange-Traded Funds (ETF)	–	X	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	X	–
Foreign Investment	–	X	X	X
Fund of Funds	–	–	–	X
High Yield	–	–	X	X
Interest Rate	X	X	X	X
Liquidity Allocation	–	–	–	X

Liquidity and Valuation	X	X	X	X

B23

Risks	Government Money Market	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling
Market and Management	X	X	X	X
Portfolio Turnover	–	X	–	X
Prepayment or Call	X	X	–	–
Quantitative Model	–	–	–	X
Redemption	–	X	–	–
Regulatory	X	X	X	X
Selection	–	–	X	–
Sovereign Debt Securities	–	–	–	–
US Government Securities	X	–	X	–

Yield	X	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating-rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating-rate securities are also subject to credit risk, market risk, and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. The formulas may result in transfers between your selected portfolios and this Portfolio and/or transfers between this Portfolio and a bond portfolio with a different maturity date. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to

B24

above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Collateralized Debt Obligations Risk (CDO): The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly

B25

commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those

B26

in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

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Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or further downgrades in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On August 23, 2024, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Global Bond Portfolio (“Global Bond”), and AST High Yield Bond Portfolio (“High Yield Bond”) (the “Merged Portfolios”) for shares of Core Fixed Income (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on December 18, 2024 and the reorganization took place at the close of business on February 7, 2025.

B28

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost

Global Bond	$245,198,059	$245,076,214

High Yield Bond	224,872,606	230,105,306

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 7, 2025:

Merged Portfolios		Shares

Global Bond		23,064,733

High Yield Bond		18,460,908

Acquiring Portfolio	Shares	Value

Core Fixed Income	37,993,531	$514,812,343

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation (Depreciation) on Investments	Net Assets

Global Bond	$ 121,845	$269,954,244

High Yield Bond	(5,232,700)	244,858,099

Acquiring Portfolio		Net Assets

Core Fixed Income		$3,794,677,985

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

Core Fixed Income	$159,901,586	$129,936,910	$289,838,496

(a)

Net investment income as reported in the Statement of Operations (year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: Global Bond $937,608, and High Yield Bond $1,360,626.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: Global Bond $682,493, and High Yield Bond $2,017,256.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 7, 2025.

11. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Portfolios adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

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12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034, AST Bond Portfolio 2035, AST Bond Portfolio 2036, AST Core Fixed Income Portfolio, AST Government Money Market Portfolio, AST Investment Grade Bond Portfolio, AST Multi-Sector Fixed Income Portfolio and AST Quantitative Modeling Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (sixteen of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

AST Bond Portfolio 2026 (1)	AST Bond Portfolio 2034 (1)
AST Bond Portfolio 2027 (1)	AST Bond Portfolio 2035 (2)
AST Bond Portfolio 2028 (1)	AST Bond Portfolio 2036 (3)
AST Bond Portfolio 2029 (1)	AST Core Fixed Income Portfolio (1)
AST Bond Portfolio 2030 (1)	AST Government Money Market Portfolio (1)
AST Bond Portfolio 2031 (1)	AST Investment Grade Bond Portfolio (1)
AST Bond Portfolio 2032 (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Bond Portfolio 2033 (1)	AST Quantitative Modeling Portfolio (1)

(1)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2)

Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and the period January 2, 2024 (commencement of operations) through December 31, 2024

(3)	Statement of operations and statement of changes in net assets for the period January 2, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, issuers of privately held securities, agent banks and brokers; when replies were not received from transfer agents, issuers of privately held securities, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Appendix A — unaudited
AST Target Maturity Central Portfolio*

Investment Objective — The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

Portfolio Holdings (As of 12/31/2025)

Types of Investments	% of Net Asset

U.S. Government Agency Obligations	27.9%

Corporate Bonds	32.2%

Commercial Mortgage-Backed	9.9%

Asset-Backed	16.3%

Residential Mortgage-Backed Securities	4.1%

U.S. Treasury Obligations	5.1%

Sovereign Bonds	2.3%

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Goldman Sachs Group, Inc. (The)	Corporate Bonds	1.5%

JPMorgan Chase & Co.	Corporate Bonds	1.3%

U.S. Treasury Bonds	U.S. Treasury Obligations	1.3%

BANK	Commercial Mortgage-Backed Securities	1.2%

Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	1.1%

Benchmark Mortgage Trust	Commercial Mortgage-Backed Securities	1.0%

U.S. Treasury Bonds	U.S. Treasury Obligations	1.0%

Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	1.0%

ATLX Trust	Residential Mortgage-Backed Securities	0.9%

Wells Fargo & Co.	Corporate Bonds	0.9%

Credit Quality**	% of Total Investments

AAA	26.6%

AA	35.9%

A	14.9%

BBB	18.1%

BB	0.9%

B	0.2%

NR	0.5%

Cash/Cash Equivalents	2.9%

Total Investments	100.0%

* The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar.

** Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2025

AST Balanced Asset Allocation Portfolio

AST Multi-Asset Diversified Portfolio (formerly,

AST Advanced Strategies Portfolio)

AST PGIM Aggressive Multi-Asset Portfolio

(formerly, AST Prudential Growth Allocation Portfolio)

AST Preservation Asset Allocation Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Balanced Asset Allocation Portfolio	A3

	AST Multi-Asset Diversified Portfolio	A72

	AST PGIM Aggressive Multi-Asset Portfolio	A115

	AST Preservation Asset Allocation Portfolio	A177

Section B	Notes to Financial Statements

Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BATE — CBOE- Europe – BXE Order Books

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CDX — Credit Derivative Index

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

CORRA — Canadian Overnight Repo Rate Average

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

ML — Merrill Lynch International

MLC — Merrill Lynch Capital Services, Inc.

MPLE — Maple Bonds

MS — Morgan Stanley

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

MTN — Medium Term Note

N/A — Not Applicable

NASDAQ — National Association of Securities Dealers Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCB — Standard Chartered Bank

SG — Societe Generale

SHIR — Shekel Overnight Interest Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TD — The Toronto-Dominion Bank

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TSX — Toronto Stock Exchange

UAG — UBS AG

UBS — UBS Securities LLC

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XETR — Frankfurt Stock Exchange

XJSE — Johannesburg Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 91.3%
AFFILIATED MUTUAL FUNDS — 27.0%
Domestic Equity — 9.9%
AST Large-Cap Growth Portfolio*	12,704,096	$1,403,167,443
AST Large-Cap Value Portfolio*	8,670,019	529,131,264
AST Small-Cap Equity Portfolio*	4,229,943	364,198,113
PGIM Jennison Natural Resources Fund	22,643	1,675,560

		2,298,172,380

Fixed Income — 16.9%
AST PGIM Fixed Income Central Portfolio*	322,469,221	3,853,507,191
PSF PGIM High Yield Bond Portfolio*	7,429,856	58,175,776

		3,911,682,967

International Equity — 0.2%
PGIM Global Real Estate Fund	2,266,234	46,525,775
PGIM Jennison Emerging Markets Equity Opportunities Fund	615,812	12,143,818

		58,669,593

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,410,490,913)(wa)		6,268,524,940

COMMON STOCKS — 35.9%
Aerospace & Defense — 1.2%
Airbus SE (France)	103,849	24,116,229
ATI, Inc.*	111,900	12,841,644
BAE Systems PLC (United Kingdom)	194,462	4,475,554
Boeing Co. (The)*	29,884	6,488,414
BWX Technologies, Inc.	8,878	1,534,473
Elbit Systems Ltd. (Israel)	3,621	2,078,911
Embraer SA (Brazil), ADR	104,267	6,711,667
General Dynamics Corp.	73,995	24,911,157
General Electric Co.	141,525	43,593,946
Hanwha Aerospace Co. Ltd. (South Korea)	1,183	772,558
Howmet Aerospace, Inc.	77,514	15,891,920
Leonardo SpA (Italy)	58,664	3,355,613
Lockheed Martin Corp.	7,100	3,434,057
MTU Aero Engines AG (Germany)	3,477	1,441,314
Northrop Grumman Corp.	58,283	33,233,549
Rheinmetall AG (Germany)	6,308	11,508,282
Rolls-Royce Holdings PLC (United Kingdom)	733,752	11,347,997
RTX Corp.	151,518	27,788,401
Saab AB (Sweden) (Class B Stock)	25,812	1,497,618
Safran SA (France)	58,910	20,519,359
Singapore Technologies Engineering Ltd. (Singapore)	883,000	5,769,606
Thales SA (France)	16,599	4,477,843
Woodward, Inc.	12,625	3,816,790

		271,606,902

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	28,388	4,563,655
Deutsche Post AG (Germany)	151,271	8,248,158
DSV A/S (Denmark)	1,833	461,653
FedEx Corp.	21,400	6,181,604

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	56,700	$5,624,073

		25,079,143

Automobile Components — 0.1%
Aisin Corp. (Japan)	59,200	1,109,187
Aptiv PLC*	151,800	11,550,462
Aumovio SE (Germany)*	16,434	825,186
Bridgestone Corp. (Japan)	90,400	2,033,935
Cie Generale des Etablissements Michelin SCA (France)	32,991	1,093,526
Sumitomo Electric Industries Ltd. (Japan)	108,600	4,374,113

		20,986,409

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	38,420	4,166,087
BYD Co. Ltd. (China) (Class H Stock)	137,130	1,675,833
Ferrari NV (Italy)	2,479	921,232
Ford Motor Co.(a)	594,200	7,795,904
General Motors Co.	292,811	23,811,391
Honda Motor Co. Ltd. (Japan)	670,500	6,580,738
Isuzu Motors Ltd. (Japan)	376,200	5,871,401
Mahindra & Mahindra Ltd. (India)	41,527	1,715,026
Mercedes-Benz Group AG (Germany)	95,891	6,647,365
Stellantis NV	153,364	1,679,444
Subaru Corp. (Japan)	103,400	2,226,329
Suzuki Motor Corp. (Japan)	22,500	336,498
Tesla, Inc.*	208,651	93,834,528
Toyota Motor Corp. (Japan)	862,200	18,517,553

		175,779,329

Banks — 2.7%
ABN AMRO Bank NV (Netherlands), 144A, CVA	99,194	3,465,728
AIB Group PLC (Ireland)	1,165,984	12,464,776
ANZ Group Holdings Ltd. (Australia)	357,834	8,651,572
Banco Bilbao Vizcaya Argentaria SA (Spain)	593,936	13,932,087
Banco Santander SA (Spain)	1,206,154	14,197,024
Bank Hapoalim BM (Israel)	213,051	4,818,589
Bank Leumi Le-Israel BM (Israel)	183,901	4,052,756
Bank of America Corp.	962,992	52,964,560
Bank of Ireland Group PLC (Ireland)	54,405	1,040,512
Barclays PLC (United Kingdom)	3,687,494	23,604,124
BNP Paribas SA (France)	226,518	21,430,198
BOC Hong Kong Holdings Ltd. (China)	833,000	4,227,468
BPER Banca SpA (Italy)	54,040	730,214
CaixaBank SA (Spain)	1,218,908	14,902,522
Citigroup, Inc.	281,555	32,854,653
Commerzbank AG (Germany)	11,024	465,264
Commonwealth Bank of Australia (Australia)	94,429	10,079,263
Credit Agricole SA (France)	184,662	3,801,799
Danske Bank A/S (Denmark)	79,007	3,945,317
DBS Group Holdings Ltd. (Singapore)	195,510	8,564,248
East West Bancorp, Inc.	28,472	3,199,968

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Erste Group Bank AG (Austria)	16,899	$2,026,350
FinecoBank Banca Fineco SpA (Italy)	55,952	1,449,691
HSBC Holdings PLC (United Kingdom)	2,278,473	35,853,917
ING Groep NV (Netherlands)	801,597	22,531,476
Intesa Sanpaolo SpA (Italy)	795,697	5,498,350
JPMorgan Chase & Co.	215,604	69,471,921
KBC Group NV (Belgium)	29,531	3,846,000
KeyCorp	132,200	2,728,608
Lloyds Banking Group PLC (United Kingdom)	5,569,530	7,366,894
M&T Bank Corp.	38,070	7,670,344
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,492,600	23,689,165
Mizuho Financial Group, Inc. (Japan)	70,500	2,572,867
National Australia Bank Ltd. (Australia)	157,084	4,416,692
NatWest Group PLC (United Kingdom)	1,230,669	10,795,776
Nordea Bank Abp (Finland)	466,381	8,774,614
NU Holdings Ltd. (Brazil) (Class A Stock)*	315,714	5,285,052
Oversea-Chinese Banking Corp. Ltd. (Singapore)	256,500	3,940,667
PNC Financial Services Group, Inc. (The)	117,636	24,554,162
Regions Financial Corp.(a)	330,500	8,956,550
Resona Holdings, Inc. (Japan)	361,000	3,435,897
Sberbank of Russia PJSC (Russia)*^	192,384	—
Societe Generale SA (France)	97,241	7,828,291
Standard Chartered PLC (United Kingdom)	283,329	6,913,353
Sumitomo Mitsui Financial Group, Inc. (Japan)	533,600	17,161,331
Svenska Handelsbanken AB (Sweden) (Class A Stock)	81,190	1,176,244
Swedbank AB (Sweden) (Class A Stock)	189,770	6,584,080
Truist Financial Corp.	257,208	12,657,206
U.S. Bancorp	215,247	11,485,580
UniCredit SpA (Italy)	137,472	11,386,352
Wells Fargo & Co.	621,190	57,894,908
Westpac Banking Corp. (Australia)	165,086	4,236,359
Wintrust Financial Corp.	16,226	2,268,719

		637,850,058

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	96,776	6,211,185
Asahi Group Holdings Ltd. (Japan)(a)	250,200	2,622,547
Carlsberg A/S (Denmark) (Class B Stock)	5,263	688,840
Coca-Cola Co. (The)	193,396	13,520,314
Coca-Cola Consolidated, Inc.	10,000	1,533,000
Coca-Cola Europacific Partners PLC (United Kingdom)	55,200	5,006,640
Coca-Cola HBC AG (Italy)*	20,062	1,037,879
Diageo PLC (United Kingdom)	104,748	2,257,101
Kirin Holdings Co. Ltd. (Japan)	90,800	1,359,186
Monster Beverage Corp.*	201,900	15,479,673

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	80,948	$11,617,657

		61,334,022

Biotechnology — 0.7%
AbbVie, Inc.(a)	237,130	54,181,834
Alnylam Pharmaceuticals, Inc.*(a)	7,653	3,043,215
Amgen, Inc.	55,084	18,029,544
Argenx SE (Netherlands)*	9,770	8,241,423
Argenx SE (Netherlands), ADR*	6,737	5,665,480
Biogen, Inc.*	43,100	7,585,169
CSL Ltd. (Australia)	47,368	5,451,180
Exelixis, Inc.*	34,200	1,498,986
Genmab A/S (Denmark)*	2,524	782,400
Gilead Sciences, Inc.	179,100	21,982,734
Incyte Corp.*	50,600	4,997,762
Neurocrine Biosciences, Inc.*	24,400	3,460,652
Regeneron Pharmaceuticals, Inc.	14,587	11,259,268
Swedish Orphan Biovitrum AB (Sweden)*	34,746	1,246,933
United Therapeutics Corp.*	2,800	1,364,300
Vertex Pharmaceuticals, Inc.*	15,251	6,914,193

		155,705,073

Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR(a)	19,674	2,883,815
Amazon.com, Inc.*	847,797	195,688,504
eBay, Inc.	91,400	7,960,940
Macy’s, Inc.	341,000	7,519,050
MercadoLibre, Inc. (Brazil)*	717	1,444,224
Next PLC (United Kingdom)	34,967	6,437,431
Pan Pacific International Holdings Corp. (Japan)	228,000	1,358,174
PDD Holdings, Inc. (China), ADR*(a)	15,316	1,736,681
Prosus NV (China)*	125,057	7,743,402
Sea Ltd. (Singapore), ADR*	36,955	4,714,349

		237,486,570

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	50,093	1,935,135
Belimo Holding AG (Switzerland)	875	854,931
Carrier Global Corp.	286,749	15,151,817
Cie de Saint-Gobain SA (France)	61,723	6,276,730
Johnson Controls International PLC	74,708	8,946,283
Masco Corp.	26,600	1,688,036
Owens Corning	88,500	9,904,035
ROCKWOOL A/S (Denmark) (Class B Stock)	78,180	2,746,767
Trane Technologies PLC	16,827	6,549,068

		54,052,802

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	93,895	4,117,187
Affiliated Managers Group, Inc.	4,800	1,383,744
Ameriprise Financial, Inc.	6,918	3,392,172
Amundi SA (France), 144A	50,041	4,135,878

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Ares Management Corp. (Class A Stock)	19,092	$3,085,840
Bank of New York Mellon Corp. (The)	237,423	27,562,436
Blackrock, Inc.	2,282	2,442,516
Blackstone, Inc.	93,965	14,483,765
Charles Schwab Corp. (The)	257,232	25,700,049
CME Group, Inc.	12,964	3,540,209
Daiwa Securities Group, Inc. (Japan)	117,900	1,033,251
Deutsche Bank AG (Germany)	212,240	8,179,547
Franklin Resources, Inc.	230,900	5,516,201
Futu Holdings Ltd. (Hong Kong), ADR*	16,317	2,679,415
Goldman Sachs Group, Inc. (The)	24,348	21,401,892
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	75,502	3,950,367
Houlihan Lokey, Inc.(a)	12,833	2,235,380
Huatai Securities Co. Ltd. (China) (Class A Stock)	677,270	2,291,285
Intercontinental Exchange, Inc.	24,300	3,935,628
Invesco Ltd.	355,300	9,333,731
Janus Henderson Group PLC	226,600	10,779,362
Japan Exchange Group, Inc. (Japan)	45,800	488,849
Julius Baer Group Ltd. (Switzerland)	5,808	453,784
London Stock Exchange Group PLC (United Kingdom)	34,371	4,134,436
LPL Financial Holdings, Inc.	3,600	1,285,812
Macquarie Group Ltd. (Australia)	11,582	1,565,078
Morgan Stanley	225,155	39,971,767
Morningstar, Inc.	7,500	1,629,825
Nasdaq, Inc.	152,200	14,783,186
Nomura Holdings, Inc. (Japan)	390,400	3,252,215
Northern Trust Corp.	59,000	8,058,810
Partners Group Holding AG (Switzerland)	3,797	4,658,849
Raymond James Financial, Inc.	85,600	13,746,504
Robinhood Markets, Inc. (Class A Stock)*	19,616	2,218,570
S&P Global, Inc.(a)	30,800	16,095,772
SBI Holdings, Inc. (Japan)	151,600	3,266,982
Schroders PLC (United Kingdom)	397,859	2,174,883
Singapore Exchange Ltd. (Singapore)	295,100	3,884,677
T. Rowe Price Group, Inc.	20,000	2,047,600
UBS Group AG (Switzerland)	381,823	17,630,525
Virtu Financial, Inc. (Class A Stock)	95,800	3,192,056
XP, Inc. (Brazil) (Class A Stock)	139,767	2,287,986

		308,008,021

Chemicals — 0.4%
Air Liquide SA (France)	21,722	4,082,736
Air Products & Chemicals, Inc.(a)	23,787	5,875,865
Asahi Kasei Corp. (Japan)	605,700	5,383,915
Celanese Corp.(a)	36,400	1,538,992
Corteva, Inc.	163,000	10,925,890
DuPont de Nemours, Inc.(a)	59,402	2,387,960
Eastman Chemical Co.	70,300	4,487,249
Ecolab, Inc.	20,400	5,355,408
Evonik Industries AG (Germany)	87,411	1,364,144
International Flavors & Fragrances, Inc.(a)	59,800	4,029,922

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
LANXESS AG (Germany)	78,194	$1,602,306
Linde PLC	26,524	11,309,568
LyondellBasell Industries NV (Class A Stock)(a)	64,300	2,784,190
Mitsubishi Chemical Group Corp. (Japan)	155,000	907,313
Nitto Denko Corp. (Japan)	13,800	328,574
Orica Ltd. (Australia)	318,079	5,137,307
Sherwin-Williams Co. (The)	29,000	9,396,870
Shin-Etsu Chemical Co. Ltd. (Japan)	115,400	3,584,457
Yara International ASA (Brazil)	125,043	5,117,011

		85,599,677

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	326,626	4,987,683
Dai Nippon Printing Co. Ltd. (Japan)	127,500	2,194,784
RB Global, Inc. (Canada)(a)	42,000	4,320,540
Republic Services, Inc.	15,728	3,333,235
Rollins, Inc.	25,000	1,500,500
Securitas AB (Sweden) (Class B Stock)	90,945	1,446,309
TOPPAN Holdings, Inc. (Japan)	83,900	2,494,070
Veralto Corp.	71,600	7,144,248

		27,421,369

Communications Equipment — 0.3%
Arista Networks, Inc.*	72,240	9,465,607
Ciena Corp.*	70,400	16,464,448
Cisco Systems, Inc.	354,823	27,332,016
Nokia OYJ (Finland)	582,770	3,757,161
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	547,152	5,324,905

		62,344,137

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	51,867	5,148,595
Bouygues SA (France)	66,234	3,443,199
Eiffage SA (France)	30,894	4,426,475
Ferrovial SE	12,925	837,420
HOCHTIEF AG (Germany)	4,525	1,771,455
Kajima Corp. (Japan)	91,700	3,419,265
Quanta Services, Inc.	9,200	3,882,952
Skanska AB (Sweden) (Class B Stock)	64,893	1,768,226
Taisei Corp. (Japan)	40,500	3,838,222
Vinci SA (France)	81,317	11,439,928

		39,975,737

Construction Materials — 0.1%
CRH PLC	63,901	7,940,434
Heidelberg Materials AG (Germany)	4,698	1,217,990
Holcim AG*	43,015	4,187,524
Martin Marietta Materials, Inc.(a)	6,500	4,047,290
Vulcan Materials Co.	28,629	8,165,563

		25,558,801

Consumer Finance — 0.3%
Ally Financial, Inc.(a)	142,400	6,449,296
American Express Co.	87,133	32,234,854

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	117,737	$28,534,739

		67,218,889

Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd. (Japan)	22,000	347,536
Carrefour SA (France)	57,672	962,291
Coles Group Ltd. (Australia)	170,956	2,443,519
Costco Wholesale Corp.	36,305	31,307,254
Dollar General Corp.	27,000	3,584,790
Dollar Tree, Inc.*	12,800	1,574,528
Endeavour Group Ltd. (Australia)	530,244	1,292,806
JD Health International, Inc. (China), 144A*	116,967	837,691
Kesko OYJ (Finland) (Class B Stock)	15,144	341,714
Koninklijke Ahold Delhaize NV (Netherlands)	180,720	7,410,766
Kroger Co. (The)	191,200	11,946,176
Marks & Spencer Group PLC (United Kingdom)	195,469	869,844
MatsukiyoCocokara & Co. (Japan)	164,900	2,855,010
Sysco Corp.(a)	65,200	4,804,588
Target Corp.	17,800	1,739,950
Tesco PLC (United Kingdom)	2,224,081	13,226,230
Tsuruha Holdings, Inc. (Japan)	47,500	872,734
US Foods Holding Corp.*(a)	91,900	6,921,908
Walmart, Inc.	457,904	51,015,085

		144,354,420

Containers & Packaging — 0.0%
Ball Corp.	79,000	4,184,630
Crown Holdings, Inc.	14,462	1,489,152
Packaging Corp. of America	10,004	2,063,125

		7,736,907

Distributors — 0.0%
D’ieteren Group (Belgium)	4,250	765,516
LKQ Corp.	52,200	1,576,440

		2,341,956

Diversified Consumer Services — 0.0%
ADT, Inc.	1,060,400	8,557,428
Pearson PLC (United Kingdom)	134,538	1,902,237

		10,459,665

Diversified REITs — 0.0%
Covivio SA (France)	28,907	1,918,862
GPT Group (The) (Australia)	423,925	1,529,769
Mirvac Group (Australia)	1,544,500	2,105,280
Stockland (Australia)	745,072	2,840,745

		8,394,656

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	793,399	19,708,031
Deutsche Telekom AG (Germany)	613,558	19,971,961
Elisa OYJ (Finland)	24,468	1,084,319
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
HKT Trust & HKT Ltd. (Hong Kong), UTS	273,000	404,247

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	724,102	$3,383,523
Proximus SADP (Belgium)	124,400	1,033,108
Singapore Telecommunications Ltd. (Singapore)	225,000	796,050
Telenor ASA (Norway)	24,131	350,972
Telia Co. AB (Sweden)	637,072	2,722,825
Telstra Group Ltd. (Australia)	2,187,829	7,098,549
Verizon Communications, Inc.	594,973	24,233,250

		80,786,840

Electric Utilities — 0.6%
Acciona SA (Spain)	3,330	724,739
Alliant Energy Corp.(a)	17,166	1,115,962
American Electric Power Co., Inc.(a)	132,600	15,290,106
Chubu Electric Power Co., Inc. (Japan)	66,600	1,026,074
Constellation Energy Corp.	32,305	11,412,387
Duke Energy Corp.	11,200	1,312,752
Edison International	37,500	2,250,750
Elia Group SA/NV (Belgium)	8,172	1,051,596
Endesa SA (Spain)(a)	54,075	1,945,656
Enel SpA (Italy)	2,149,773	22,351,911
Entergy Corp.(a)	73,169	6,763,011
FirstEnergy Corp.(a)	242,800	10,870,156
Iberdrola SA (Spain)	374,128	8,101,141
Kansai Electric Power Co., Inc. (The) (Japan)	141,900	2,228,496
Mercury NZ Ltd. (New Zealand)	180,815	673,629
NextEra Energy, Inc.(a)	289,582	23,247,643
NRG Energy, Inc.	53,500	8,519,340
Origin Energy Ltd. (Australia)	100,100	764,414
Southern Co. (The)	181,805	15,853,396
Terna - Rete Elettrica Nazionale (Italy)	370,483	3,941,458
Xcel Energy, Inc.	52,957	3,911,404

		143,356,021

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	251,254	18,521,829
Eaton Corp. PLC	56,003	17,837,515
Fuji Electric Co. Ltd. (Japan)	30,643	2,323,814
Fujikura Ltd. (Japan)	36,600	4,058,773
GE Vernova, Inc.	31,100	20,326,027
Generac Holdings, Inc.*	10,056	1,371,337
Legrand SA (France)	36,104	5,367,321
Mitsubishi Electric Corp. (Japan)	207,100	6,038,385
NIDEC Corp. (Japan)	30,500	414,130
nVent Electric PLC	81,000	8,259,570
Prysmian SpA (Italy)	27,643	2,757,592
Rockwell Automation, Inc.	31,639	12,309,786
Schneider Electric SE	42,727	11,689,050
Sensata Technologies Holding PLC	83,700	2,786,373
Siemens Energy AG (Germany)*	109,136	15,310,534
Vertiv Holdings Co. (Class A Stock)	38,700	6,269,787
Vestas Wind Systems A/S (Denmark)	109,475	2,960,995

		138,602,818

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	127,916	17,286,568
Coherent Corp.*	14,800	2,731,636

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Corning, Inc.	167,122	$14,633,202
Delta Electronics, Inc. (Taiwan)	74,750	2,280,171
Halma PLC (United Kingdom)	154,571	7,336,693
Keyence Corp. (Japan)	2,900	1,049,003
Keysight Technologies, Inc.*	21,200	4,307,628
Kyocera Corp. (Japan)	206,600	2,896,265
Murata Manufacturing Co. Ltd. (Japan)	244,800	5,059,516
TDK Corp. (Japan)	88,600	1,253,491
Vontier Corp.(a)	171,900	6,391,242
Zebra Technologies Corp. (Class A Stock)*	19,300	4,686,426

		69,911,841

Energy Equipment & Services — 0.1%
Baker Hughes Co.	244,603	11,139,221
TechnipFMC PLC (United Kingdom)	184,604	8,225,954
Tenaris SA	38,020	733,629

		20,098,804

Entertainment — 0.5%
Netflix, Inc.*	333,006	31,222,642
Nexon Co. Ltd. (Japan)	96,600	2,359,600
Nintendo Co. Ltd. (Japan)	146,956	9,921,671
Roku, Inc.*	19,600	2,126,404
Spotify Technology SA*	15,942	9,257,679
Take-Two Interactive Software, Inc.*	7,200	1,843,416
Tencent Music Entertainment Group (China), ADR	121,671	2,132,893
Walt Disney Co. (The)	394,181	44,845,972
Warner Bros Discovery, Inc.*	205,800	5,931,156

		109,641,433

Financial Services — 0.9%
Adyen NV (Netherlands), 144A*	1,862	3,002,614
Banca Mediolanum SpA (Italy)	175,555	3,986,244
Berkshire Hathaway, Inc. (Class B Stock)*	111,701	56,146,508
Edenred SE (France)	56,784	1,255,265
Fidelity National Information Services, Inc.	247,420	16,443,533
Fiserv, Inc.*	89,700	6,025,149
Industrivarden AB (Sweden) (Class A Stock)	8,008	358,745
Investor AB (Sweden) (Class B Stock)	307,038	10,941,483
M&G PLC (United Kingdom)	211,591	814,585
Mastercard, Inc. (Class A Stock)	106,059	60,546,962
ORIX Corp. (Japan)	238,600	6,978,402
PayPal Holdings, Inc.	113,100	6,602,778
Poste Italiane SpA (Italy), 144A	82,738	2,077,046
Shift4 Payments, Inc. (Class A Stock)*(a)	21,382	1,346,424
Visa, Inc. (Class A Stock)	116,494	40,855,611

		217,381,349

Food Products — 0.3%
Bunge Global SA(a)	23,400	2,084,472
Conagra Brands, Inc.	678,000	11,736,180
Danone SA (France)	57,345	5,172,467

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
General Mills, Inc.	210,200	$9,774,300
Ingredion, Inc.	25,900	2,855,734
Lamb Weston Holdings, Inc.(a)	22,400	938,336
Magnum Ice Cream Co. NV (The) (Netherlands) (XAMS)*	18,417	294,700
Magnum Ice Cream Co. NV (The) (Netherlands) (BATE)*	29,405	466,719
Mondelez International, Inc. (Class A Stock)(a)	136,302	7,337,137
Mowi ASA (Norway)	25,092	603,586
Nestle SA	223,427	22,177,168
WH Group Ltd. (Hong Kong), 144A	4,341,000	4,835,935
Yamazaki Baking Co. Ltd. (Japan)(a)	143,300	3,006,719

		71,283,453

Gas Utilities — 0.1%
National Fuel Gas Co.(a)	47,000	3,762,820
Naturgy Energy Group SA (Spain)	57,350	1,746,213
Osaka Gas Co. Ltd. (Japan)	130,100	4,520,569
Snam SpA (Italy)	814,853	5,414,595
Tokyo Gas Co. Ltd. (Japan)	41,000	1,625,423

		17,069,620

Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	26,852	2,655,757
Canadian Pacific Kansas City Ltd. (Canada)	9,804	721,868
Central Japan Railway Co. (Japan)	32,900	911,330
CSX Corp.	442,900	16,055,125
Norfolk Southern Corp.	8,225	2,374,722
Uber Technologies, Inc.*	312,689	25,549,818
Union Pacific Corp.	79,433	18,374,442
West Japan Railway Co. (Japan)	116,441	2,320,105

		68,963,167

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	59,989	7,516,022
Becton, Dickinson & Co.	27,881	5,410,866
Boston Scientific Corp.*	145,600	13,882,960
DENTSPLY SIRONA, Inc.	116,100	1,327,023
Edwards Lifesciences Corp.*	113,282	9,657,290
EssilorLuxottica SA (France)	47,365	14,976,715
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	179,146	3,892,294
GE HealthCare Technologies, Inc.(a)	17,406	1,427,640
Hoya Corp. (Japan)	65,800	9,979,860
IDEXX Laboratories, Inc.*	17,900	12,109,887
Insulet Corp.*	9,000	2,558,160
Intuitive Surgical, Inc.*	44,000	24,919,840
Medtronic PLC.	184,614	17,734,021
Smith & Nephew PLC (United Kingdom)	161,029	2,678,066
STERIS PLC	42,900	10,876,008
Stryker Corp.	21,827	7,671,536
Terumo Corp. (Japan)	50,900	739,840

		147,358,028

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	72,000	$14,796,000
Cencora, Inc.	6,808	2,299,402
Centene Corp.*	255,700	10,522,055
Cigna Group (The)	38,052	10,473,052
CVS Health Corp.	279,437	22,176,120
Encompass Health Corp.	13,697	1,453,800
Fresenius Medical Care AG (Germany)	96,078	4,589,220
Fresenius SE & Co. KGaA (Germany)	72,659	4,162,765
McKesson Corp.	9,400	7,710,726
Quest Diagnostics, Inc.	10,133	1,758,380
Sonic Healthcare Ltd. (Australia)	317,039	4,773,651
Tenet Healthcare Corp.*	9,400	1,867,968
UnitedHealth Group, Inc.	87,557	28,903,441

		115,486,580

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	700,200	11,259,216
Ventas, Inc.(a)	122,260	9,460,479

		20,719,695

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	12,381	2,763,811

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	245,000	4,343,850

Hotels, Restaurants & Leisure — 0.6%
Amadeus IT Group SA (Spain)	28,419	2,103,320
Aramark	298,200	10,991,652
Aristocrat Leisure Ltd. (Australia)	54,389	2,105,637
Booking Holdings, Inc.	4,500	24,098,985
Chipotle Mexican Grill, Inc.*	170,659	6,314,383
Compass Group PLC (United Kingdom)	263,797	8,358,421
DoorDash, Inc. (Class A Stock)*	12,591	2,851,610
Eternal Ltd. (India)*	1,096,299	3,397,412
Evolution AB (Sweden), 144A	7,830	531,669
Expedia Group, Inc.	19,200	5,439,552
FDJ UNITED (France)	18,060	499,915
Galaxy Entertainment Group Ltd. (Macau)	484,000	2,386,516
Las Vegas Sands Corp.	20,800	1,353,872
Lottery Corp. Ltd. (The) (Australia)	146,778	504,324
MakeMyTrip Ltd. (India)*(a)	10,390	853,227
Marriott International, Inc. (Class A Stock)	9,728	3,018,015
McDonald’s Corp.	84,653	25,872,496
Sodexo SA (France)	20,442	1,047,367
Travel + Leisure Co.	33,800	2,383,914
Trip.com Group Ltd. (China), ADR	35,343	2,541,515
Viking Holdings Ltd.*	196,100	14,003,501
Yum! Brands, Inc.	76,543	11,579,425
Zensho Holdings Co. Ltd. (Japan)	8,200	469,889

		132,706,617

Household Durables — 0.2%
Cairn Homes PLC (Ireland)	1,146,084	2,788,194
Panasonic Holdings Corp. (Japan)	289,700	3,755,682
PulteGroup, Inc.	55,400	6,496,204
Sekisui House Ltd. (Japan)	44,300	988,477

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	645,000	$16,544,888
Toll Brothers, Inc.	32,472	4,390,864

		34,964,309

Household Products — 0.2%
Clorox Co. (The)(a)	14,400	1,451,952
Colgate-Palmolive Co.	151,111	11,940,791
Essity AB (Sweden) (Class B Stock)	72,720	2,090,800
Henkel AG & Co. KGaA (Germany)	7,017	534,038
Procter & Gamble Co. (The)	122,511	17,557,051
Reckitt Benckiser Group PLC (United Kingdom)	95,909	7,760,894

		41,335,526

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	92,900	1,332,186
RWE AG (Germany)	84,181	4,460,486

		5,792,672

Industrial Conglomerates — 0.3%
3M Co.	64,615	10,344,862
CK Hutchison Holdings Ltd. (United Kingdom)	578,000	3,929,511
Hikari Tsushin, Inc. (Japan)	3,000	840,597
Hitachi Ltd. (Japan)	476,200	14,934,380
Honeywell International, Inc.	49,800	9,715,482
Sekisui Chemical Co. Ltd. (Japan)	90,100	1,515,235
Siemens AG (Germany)	79,762	22,339,469
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	142,500	1,148,743

		64,768,279

Industrial REITs — 0.2%
Prologis, Inc.	249,365	31,833,936
Segro PLC (United Kingdom)	320,304	3,103,147

		34,937,083

Insurance — 1.2%
Admiral Group PLC (United Kingdom)	39,783	1,701,832
Aegon Ltd.	487,537	3,791,235
AIA Group Ltd. (Hong Kong)	969,600	9,980,184
Allianz SE (Germany)	22,818	10,550,525
Allstate Corp. (The)	72,300	15,049,245
American International Group, Inc.	183,800	15,724,090
Arthur J. Gallagher & Co.(a)	50,994	13,196,737
ASR Nederland NV (Netherlands)	101,372	7,212,699
Assurant, Inc.	32,600	7,851,710
AXA SA (France)	494,187	23,711,608
Axis Capital Holdings Ltd.	35,600	3,812,404
Chubb Ltd.	77,668	24,241,736
Dai-ichi Life Holdings, Inc. (Japan)	367,700	3,055,796
Lincoln National Corp.	39,497	1,758,801
Markel Group, Inc.*	1,639	3,523,276
Marsh & McLennan Cos., Inc.	69,999	12,986,214
MetLife, Inc.	324,982	25,654,079
MS&AD Insurance Group Holdings, Inc. (Japan)	252,400	5,925,601

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	16,218	$10,672,846
NN Group NV (Netherlands)	94,536	7,292,945
Phoenix Financial Ltd. (Israel)	23,700	980,210
Phoenix Group Holdings PLC (United Kingdom)	284,672	2,818,208
Progressive Corp. (The)	38,268	8,714,389
Prudential PLC (Hong Kong)	521,644	8,024,490
QBE Insurance Group Ltd. (Australia)	739,976	9,796,872
RenaissanceRe Holdings Ltd. (Bermuda)	5,422	1,524,450
Sompo Holdings, Inc. (Japan)	150,600	5,111,698
Swiss Re AG	15,453	2,574,310
Talanx AG (Germany)	36,084	4,793,362
Tokio Marine Holdings, Inc. (Japan)	96,100	3,552,443
Travelers Cos., Inc. (The)	22,814	6,617,429
Unipol Assicurazioni SpA (Italy)	226,311	5,429,574
Zurich Insurance Group AG (Switzerland)	9,577	7,246,942

		274,877,940

Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)	618,814	193,688,782
Alphabet, Inc. (Class C Stock)	360,339	113,074,378
Auto Trader Group PLC (United Kingdom), 144A	93,450	737,261
CAR Group Ltd. (Australia)	30,438	623,409
Diamond Sports Group LLC*(x)	26,776	44,636
LY Corp. (Japan)	844,700	2,247,703
Meta Platforms, Inc. (Class A Stock)	212,160	140,044,694
REA Group Ltd. (Australia)	3,327	405,578
Scout24 SE (Germany), 144A	25,082	2,519,234
Tencent Holdings Ltd. (China)	71,346	5,475,345

		458,861,020

IT Services — 0.5%
Accenture PLC (Class A Stock)	78,594	21,086,770
Capgemini SE (France)	37,133	6,165,869
Cognizant Technology Solutions Corp. (Class A Stock)	196,400	16,301,200
Fujitsu Ltd. (Japan)	150,300	4,130,682
International Business Machines Corp.(a)	57,005	16,885,451
MongoDB, Inc.*	31,000	13,010,390
NEC Corp. (Japan)	253,100	8,563,767
Nomura Research Institute Ltd. (Japan)	38,600	1,468,908
Obic Co. Ltd. (Japan)	81,700	2,564,455
Otsuka Corp. (Japan)	199,100	4,102,576
Shopify, Inc. (Canada) (Class A Stock)*	76,500	12,314,205
TIS, Inc. (Japan)	42,900	1,441,251

		108,035,524

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	67,400	1,793,924
Hasbro, Inc.	24,000	1,968,000
Shimano, Inc. (Japan)	9,800	1,024,796

		4,786,720

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.2%
Danaher Corp.	85,707	$19,620,046
Eurofins Scientific SE (Luxembourg)	9,940	726,897
Lonza Group AG (Switzerland)	9,845	6,637,695
Medpace Holdings, Inc.*	3,600	2,021,940
QIAGEN NV	53,500	2,433,016
Sartorius Stedim Biotech (France)	1,584	389,065
Thermo Fisher Scientific, Inc.	33,007	19,125,906
West Pharmaceutical Services, Inc.	24,900	6,850,986

		57,805,551

Machinery — 0.7%
Alstom SA (France)*	230,811	6,809,367
Atlas Copco AB (Sweden) (Class A Stock)	49,025	872,771
Atlas Copco AB (Sweden) (Class B Stock)	140,046	2,238,876
Caterpillar, Inc.	54,178	31,036,951
Crane Co.	62,000	11,434,660
Cummins, Inc.	11,000	5,614,950
Daifuku Co. Ltd. (Japan)	68,100	2,143,494
Daimler Truck Holding AG (Germany)	35,690	1,545,825
Deere & Co.	36,437	16,963,974
Dover Corp.	34,049	6,647,727
Epiroc AB (Sweden) (Class B Stock)	26,092	524,934
FANUC Corp. (Japan)	92,000	3,580,250
Gates Industrial Corp. PLC*	64,256	1,379,576
GEA Group AG (Germany)	5,333	360,416
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	2,078	732,389
IHI Corp. (Japan)	53,600	942,320
Komatsu Ltd. (Japan)	50,000	1,586,623
Kone OYJ (Finland) (Class B Stock)	12,500	885,537
Lincoln Electric Holdings, Inc.	11,400	2,731,896
Makita Corp. (Japan)	46,400	1,406,336
MINEBEA MITSUMI, Inc. (Japan)	220,600	4,438,821
Mitsubishi Heavy Industries Ltd. (Japan)	312,800	7,636,211
Parker-Hannifin Corp.	28,200	24,786,672
Sandvik AB (Sweden)	239,000	7,719,961
Schindler Holding AG (Switzerland)	1,520	537,840
SMC Corp. (Japan)	6,900	2,387,406
Wartsila OYJ Abp (Finland)	178,780	6,329,637
Xylem, Inc.	60,914	8,295,269
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,181,100	3,190,732

		164,761,421

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	190	435,813
AP Moller - Maersk A/S (Class B Stock)	564	1,294,127
Kawasaki Kisen Kaisha Ltd. (Japan)	124,000	1,726,108
Kirby Corp.*(a)	74,600	8,219,428
Mitsui OSK Lines Ltd. (Japan)	56,100	1,686,613
Nippon Yusen KK (Japan)	103,800	3,362,247
SITC International Holdings Co. Ltd. (China)	1,036,000	3,707,217

		20,431,553

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Media — 0.1%
Comcast Corp. (Class A Stock)	715,636	$21,390,360
Informa PLC (United Kingdom)	28,594	339,274
Publicis Groupe SA (France)	32,413	3,366,016
WPP PLC (United Kingdom)	501,214	2,251,571

		27,347,221

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	15,704	2,662,299
Anglo American PLC (South Africa)	43,122	1,783,635
Antofagasta PLC (Chile)	88,208	3,874,582
ArcelorMittal SA (Luxembourg)	39,148	1,797,657
BHP Group Ltd. (Australia)	484,185	14,612,283
BlueScope Steel Ltd. (Australia)	21,117	337,187
Boliden AB (Sweden)*	90,127	4,992,700
Endeavour Mining PLC (Ivory Coast) (TSX)	18,741	965,075
Endeavour Mining PLC (Ivory Coast) (XLON)	12,750	666,156
Evolution Mining Ltd. (Australia)	421,363	3,526,278
First Quantum Minerals Ltd. (Zambia)*	94,949	2,545,716
Fortescue Ltd. (Australia)	316,435	4,627,070
Freeport-McMoRan, Inc.	181,000	9,192,990
Fresnillo PLC (Mexico)	114,125	5,088,886
Glencore PLC (Australia)*	1,218,001	6,658,399
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	133,010	1,512,722
JFE Holdings, Inc. (Japan)	137,500	1,752,972
JX Advanced Metals Corp. (Japan)	157,700	1,971,419
Newmont Corp.	98,200	9,805,270
Nippon Steel Corp. (Japan)	552,200	2,259,632
Norsk Hydro ASA (Norway)	43,195	333,430
Northern Star Resources Ltd. (Australia)	131,192	2,308,671
Nucor Corp.	70,500	11,499,255
Rio Tinto Ltd. (Australia)	33,823	3,299,625
Rio Tinto PLC (Australia)	117,567	9,470,145
South32 Ltd. (Australia)	317,340	751,178
Vale SA (Brazil), ADR	210,320	2,740,470
Valterra Platinum Ltd. (South Africa)	4,949	413,031

		111,448,733

Multi-Utilities — 0.3%
Ameren Corp.	41,600	4,154,176
CenterPoint Energy, Inc.(a)	146,647	5,622,446
Centrica PLC (United Kingdom)	1,012,900	2,309,473
CMS Energy Corp.	139,411	9,749,011
Dominion Energy, Inc.(a)	80,315	4,705,656
E.ON SE (Germany)	589,285	11,158,065
Engie SA (France)	247,494	6,501,507
National Grid PLC (United Kingdom)	526,083	8,069,314
NiSource, Inc.	264,670	11,052,619
Public Service Enterprise Group, Inc.	31,206	2,505,842
Sempra	115,200	10,171,008
Veolia Environnement SA (France)	17,038	592,880

		76,591,997

Office REITs — 0.0%
Gecina SA (France)	18,100	1,719,004

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 1.1%
ARC Resources Ltd. (Canada)	66,739	$1,252,070
BP PLC	1,237,635	7,217,842
Cenovus Energy, Inc. (Canada)	334,900	5,665,643
Cheniere Energy, Inc.	68,820	13,377,920
Chevron Corp.	213,676	32,566,359
ConocoPhillips	269,718	25,248,302
Devon Energy Corp.	117,900	4,318,677
Enbridge, Inc. (Canada)	37,453	1,792,221
ENEOS Holdings, Inc. (Japan)	458,000	3,240,398
Eni SpA (Italy)	35,074	664,867
EOG Resources, Inc.	173,363	18,204,849
EQT Corp.	29,220	1,566,192
Equinor ASA (Norway)	99,014	2,334,931
Expand Energy Corp.	18,224	2,011,201
Exxon Mobil Corp.(a)	425,793	51,239,930
Galp Energia SGPS SA (Portugal)	99,258	1,709,256
HF Sinclair Corp.	94,000	4,331,520
Idemitsu Kosan Co. Ltd. (Japan)	254,100	1,923,861
Inpex Corp. (Japan)(a)	111,800	2,236,060
LUKOIL PJSC (Russia)*^	9,456	—
Phillips 66	65,300	8,426,312
Repsol SA (Spain)	137,100	2,558,070
Shell PLC	771,624	28,436,081
Shell PLC, ADR	181,729	13,353,447
TotalEnergies SE (France)	177,350	11,562,867
Williams Cos., Inc. (The)	112,113	6,739,112
Woodside Energy Group Ltd. (Australia)	167,706	2,614,975

		254,592,963

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	36,000	683,701
Delta Air Lines, Inc.	25,900	1,797,460
Deutsche Lufthansa AG (Germany)	120,584	1,184,610
International Consolidated Airlines
Group SA (United Kingdom)	997,046	5,536,009
Qantas Airways Ltd. (Australia)	1,008,397	6,966,699
Ryanair Holdings PLC (Italy)	156,059	5,380,539

		21,549,018

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	38,363	4,017,373
Kao Corp. (Japan)	19,600	782,267
L’Oreal SA (France)	18,900	8,114,072
Shiseido Co. Ltd. (Japan)	33,000	480,246
Unilever PLC (United Kingdom) (XLON)	130,689	8,538,852
Unilever PLC (United Kingdom) (XAMS)	81,856	5,355,811
Unilever PLC (United Kingdom), ADR(a)	114,786	7,507,004

		34,795,625

Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	398,400	5,302,512
AstraZeneca PLC (United Kingdom)	164,419	30,427,273

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	114,166	$10,495,280
Bayer AG (Germany)	147,982	6,418,832
Bristol-Myers Squibb Co.	204,699	11,041,464
Chugai Pharmaceutical Co. Ltd. (Japan)	24,000	1,259,078
Elanco Animal Health, Inc.*(a)	66,740	1,510,326
Eli Lilly & Co.	85,492	91,876,543
Galderma Group AG (Switzerland)	69,793	14,212,148
GSK PLC	359,236	8,807,467
Hikma Pharmaceuticals PLC (United Kingdom)	73,349	1,529,102
Johnson & Johnson	183,811	38,039,686
Merck & Co., Inc.	147,232	15,497,640
Novartis AG	212,530	29,285,783
Novo Nordisk A/S (Denmark) (Class B Stock)	271,065	13,748,004
Orion OYJ (Finland) (Class B Stock)	20,600	1,536,918
Otsuka Holdings Co. Ltd. (Japan)	24,200	1,368,733
Pfizer, Inc.	613,319	15,271,643
Roche Holding AG	68,974	28,484,212
Roche Holding AG, ADR(a)	39,597	2,042,017
Sandoz Group AG (Switzerland)	56,018	4,067,253
Sanofi SA	139,893	13,535,379
Sanofi SA, ADR(a)	64,749	3,137,737
Shionogi & Co. Ltd. (Japan)	90,500	1,638,034
Takeda Pharmaceutical Co. Ltd. (Japan)	22,800	708,288
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	44,600	1,391,966
UCB SA (Belgium)	25,980	7,238,719
Zoetis, Inc.	54,600	6,869,772

		366,741,809

Professional Services — 0.2%
Automatic Data Processing, Inc.	27,776	7,144,820
Clarivate PLC*(a)	1,169,900	3,907,466
Computershare Ltd. (Australia)	128,390	2,909,777
Concentrix Corp.(a)	164,300	6,831,594
Jacobs Solutions, Inc.	40,700	5,391,122
Kanzhun Ltd. (China), ADR	34,913	711,527
ManpowerGroup, Inc.	158,400	4,709,232
Recruit Holdings Co. Ltd. (Japan)	98,100	5,512,394
RELX PLC (United Kingdom)	26,959	1,086,092
SGS SA (Switzerland)	7,400	846,176
Teleperformance SE (France)	15,337	1,109,937

		40,160,137

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	19,000	3,055,010
Daito Trust Construction Co. Ltd. (Japan)	208,500	3,970,252
Daiwa House Industry Co. Ltd. (Japan)	95,000	3,155,788
Jones Lang LaSalle, Inc.*	39,000	13,122,330
LEG Immobilien SE (Germany)	37,529	2,737,212
Sumitomo Realty & Development Co. Ltd. (Japan)	25,000	627,649

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Vonovia SE (Germany)	163,616	$4,708,765

		31,377,006

Residential REITs — 0.0%
AvalonBay Communities, Inc.(a)	7,770	1,408,779
Camden Property Trust	35,322	3,888,246
Invitation Homes, Inc.	48,000	1,333,920
Mid-America Apartment Communities, Inc.	11,137	1,547,040

		8,177,985

Retail REITs — 0.1%
Klepierre SA (France)	66,467	2,629,788
Realty Income Corp.(a)	53,500	3,015,795
Scentre Group (Australia)	1,332,342	3,724,413
Unibail-Rodamco-Westfield (France)	17,905	1,947,113
Vicinity Ltd. (Australia)	1,414,877	2,408,832

		13,725,941

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*	165,017	35,340,041
Advantest Corp. (Japan)	96,965	12,261,023
Analog Devices, Inc.	95,404	25,873,565
Applied Materials, Inc.	30,511	7,841,022
ASML Holding NV (Netherlands) (XAMS)	36,126	38,926,494
ASML Holding NV (Netherlands) (XNGS)	6,283	6,721,930
Broadcom, Inc.	429,074	148,502,511
Infineon Technologies AG (Germany)	70,006	3,054,429
Intel Corp.*	559,400	20,641,860
Kioxia Holdings Corp. (Japan)*	71,500	4,758,685
KLA Corp.	7,900	9,599,132
Lam Research Corp.	197,393	33,789,734
Lasertec Corp. (Japan)	1,800	342,977
Marvell Technology, Inc.	60,300	5,124,294
Micron Technology, Inc.	103,100	29,425,771
Nova Ltd. (Israel)*	4,272	1,428,100
NVIDIA Corp.	2,142,130	399,507,245
NXP Semiconductors NV (Netherlands)	63,410	13,763,775
QUALCOMM, Inc.(a)	22,108	3,781,573
Renesas Electronics Corp. (Japan)*	400,300	5,482,850
SCREEN Holdings Co. Ltd. (Japan)	16,800	1,636,393
SK hynix, Inc. (South Korea)	6,223	2,818,261
STMicroelectronics NV (Singapore)	122,581	3,203,669
Taiwan Semiconductor Manufacturing
Co. Ltd. (Taiwan), ADR	102,389	31,114,993
Teradyne, Inc.	14,700	2,845,332
Texas Instruments, Inc.	49,027	8,505,694
Tokyo Electron Ltd. (Japan)	12,500	2,784,092

		859,075,445

Software — 2.5%
Adobe, Inc.*	43,598	15,258,864
AppLovin Corp. (Class A Stock)*	22,649	15,261,349
Atlassian Corp. (Class A Stock)*	29,100	4,718,274
Autodesk, Inc.*	51,800	15,333,318
Cadence Design Systems, Inc.*	36,600	11,440,428

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	10,800	$2,004,048
CyberArk Software Ltd.*	8,437	3,763,408
Datadog, Inc. (Class A Stock)*	52,096	7,084,535
Elastic NV*	102,000	7,694,880
Fortinet, Inc.*	27,000	2,144,070
Gen Digital, Inc.(a)	337,200	9,168,468
Intuit, Inc.	30,549	20,236,269
Microsoft Corp.	714,061	345,334,182
Monday.com Ltd.*	7,600	1,121,456
Nice Ltd. (Israel)*	19,131	2,162,511
Oracle Corp.	131,150	25,562,446
Oracle Corp. (Japan)	7,200	605,153
Palantir Technologies, Inc. (Class A Stock)*	174,900	31,088,475
Roper Technologies, Inc.	11,771	5,239,625
Sage Group PLC (The) (United Kingdom)	38,496	559,905
Salesforce, Inc.	68,100	18,040,371
SAP SE (Germany)	83,363	20,254,586
ServiceNow, Inc.*	119,000	18,229,610
Trend Micro, Inc. (Japan)(a)	37,400	1,553,307
Zoom Communications, Inc.*	16,000	1,380,640

		585,240,178

Specialized REITs — 0.2%
American Tower Corp.	37,276	6,544,547
Crown Castle, Inc.	90,300	8,024,961
Digital Realty Trust, Inc.(a)	10,726	1,659,420
Gaming & Leisure Properties, Inc.	107,378	4,798,723
Public Storage(a)	49,598	12,870,681
VICI Properties, Inc.	65,100	1,830,612

		35,728,944

Specialty Retail — 0.6%
AutoNation, Inc.*	6,400	1,321,472
AutoZone, Inc.*	400	1,356,600
Avolta AG (Switzerland)*	54,756	3,229,502
CarMax, Inc.*	31,900	1,232,616
Fast Retailing Co. Ltd. (Japan)	7,800	2,828,189
Five Below, Inc.*	41,415	7,800,929
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	45,050	902,977
Home Depot, Inc. (The)	51,624	17,763,818
Industria de Diseno Textil SA (Spain)	149,002	9,828,870
JD Sports Fashion PLC (United Kingdom)	2,495,320	2,828,413
Kingfisher PLC (United Kingdom)	1,198,310	5,044,348
Lowe’s Cos., Inc.(a)	199,784	48,179,909
O’Reilly Automotive, Inc.*	43,963	4,009,865
Penske Automotive Group, Inc.	11,500	1,820,335
Ross Stores, Inc.	36,400	6,557,096
TJX Cos., Inc. (The)	175,903	27,020,460
Ulta Beauty, Inc.*	9,800	5,929,098

		147,654,497

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	1,306,183	355,098,912

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)	62,714	$7,894,438
FUJIFILM Holdings Corp. (Japan)	47,900	1,016,362
Hewlett Packard Enterprise Co.	200,535	4,816,851
Logitech International SA (Switzerland)	35,265	3,580,034
Samsung Electronics Co. Ltd. (South Korea)	72,969	6,115,889
Sandisk Corp.*	30,600	7,263,828
Seagate Technology Holdings PLC(a)	12,107	3,334,147
Western Digital Corp.(a)	101,100	17,416,497
Xiaomi Corp. (China) (Class B Stock), 144A*	287,581	1,451,373

		407,988,331

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	11,143	2,205,044
Amer Sports, Inc. (Finland)*	41,000	1,531,350
Asics Corp. (Japan)	228,900	5,495,081
Brunello Cucinelli SpA (Italy)	46,232	5,302,703
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	80,246	17,305,134
Hermes International SCA (France)	3,234	8,029,539
Kering SA (France)	4,650	1,624,886
LVMH Moet Hennessy Louis Vuitton SE (France)	21,166	15,953,571
Moncler SpA (Italy)	60,965	3,896,896
NIKE, Inc. (Class B Stock)	39,406	2,510,556
On Holding AG (Switzerland) (Class A Stock)*	123,673	5,748,321
Pandora A/S (Denmark)	14,987	1,657,353
Ralph Lauren Corp.	11,507	4,068,990
Tapestry, Inc.	47,700	6,094,629

		81,424,053

Tobacco — 0.2%
Altria Group, Inc.	226,600	13,065,756
British American Tobacco PLC (United Kingdom)	185,541	10,518,441
Imperial Brands PLC (United Kingdom)	260,003	10,917,572
Japan Tobacco, Inc. (Japan)	97,800	3,515,158
Philip Morris International, Inc.(a)	90,052	14,444,341

		52,461,268

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	34,300	4,930,968
Ashtead Group PLC (United Kingdom)	28,659	1,953,948
Core & Main, Inc. (Class A Stock)*	27,199	1,413,532
Ferguson Enterprises, Inc.	14,361	3,183,998
FTAI Aviation Ltd.	7,600	1,496,060
ITOCHU Corp. (Japan)	616,500	7,790,595
Marubeni Corp. (Japan)	87,800	2,445,230
Mitsubishi Corp. (Japan)	620,300	14,187,927
Mitsui & Co. Ltd. (Japan)	268,100	7,961,856
Sumitomo Corp. (Japan)	184,000	6,368,701
Toyota Tsusho Corp. (Japan)	43,700	1,473,529
United Rentals, Inc.	6,095	4,932,805
WESCO International, Inc.(a)	42,900	10,495,056

		68,634,205

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	85,374	$2,385,423
Getlink SE (France)	122,831	2,267,342
Transurban Group (Australia), UTS	255,723	2,420,060

		7,072,825

Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	79,838	1,282,712

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	205,500	3,556,733
SoftBank Corp. (Japan)	487,200	668,905
SoftBank Group Corp. (Japan)	461,700	12,952,226
Tele2 AB (Sweden) (Class B Stock)	133,138	2,230,940
Vodafone Group PLC (United Kingdom)	5,057,775	6,742,061

		26,150,865

TOTAL COMMON STOCKS (cost $6,625,935,776)		8,322,066,830

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	387,454
Porsche Automobil Holding SE (Germany) (PRFC)	9,744	454,610
Volkswagen AG (Germany) (PRFC)	15,725	1,919,060

		2,761,124

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	58,957	4,809,997

Independent Power & Renewable Electricity Producers — 0.0%
Tennessee Valley Authority, Series A, 2.216%(c), U.S. Treasury 30-YR CMT + 0.840%, Maturing 05/01/29	1,587	38,723
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, Maturing 06/01/28	3,538	85,089

		123,812

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	16,547	4,764,949

TOTAL PREFERRED STOCKS (cost $11,562,408)		12,459,882

UNAFFILIATED EXCHANGE-TRADED FUNDS — 13.4%
Dimensional Core Fixed Income ETF	3,280,935	139,636,594
Dimensional International Core Equity Market ETF	4,188,492	159,623,430
Dimensional US Equity Market ETF	18,661,469	1,384,121,156
iShares Core MSCI EAFE ETF	117,574	10,518,170
iShares Core S&P 500 ETF	372,424	255,088,095
iShares JP Morgan USD Emerging Markets Bond ETF	1,208,548	116,359,001
iShares MSCI EAFE ETF(a)	683,996	65,684,136
iShares Russell 1000 Growth ETF	285,196	134,983,267
iShares Russell 1000 Value ETF	1,713,559	360,430,000

		Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
SPDR Gold MiniShares Trust*		1,110,211	$94,778,713
State Street Health Care Select Sector SPDR ETF		566,885	87,753,798
Vanguard Dividend Appreciation ETF		1,289,507	283,407,848
Vanguard Intermediate-Term Corporate Bond ETF(a)		108,089	9,052,454

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $2,847,245,005)			3,101,436,662

		Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)		50,081	1

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.9%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	500	515,502
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	12/26/31	98	98,681
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	503,811
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	205	206,092
Series 2025-04, Class D
5.410%	08/15/31	230	232,000
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	230	231,502
Series 2024-01, Class A2, 144A
5.230%	03/20/30	417	419,640
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	364	361,516
Ford Credit Auto Owner Trust,
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,396,023
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,636,610
Series 2023-02, Class D, 144A
6.600%	02/15/36	400	414,590
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	800	802,550
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31	599	601,417

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	$202,756
Series 2023-06, Class C
6.400%	03/17/31		100	103,358
Series 2025-03, Class C
4.680%	09/15/31		340	342,075

				9,068,123

Collateralized Loan Obligations — 4.8%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.387%(c)	07/22/37		13,000	13,043,388
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.335%(c)	07/15/37		1,750	1,755,786
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.284%(c)	01/18/39	EUR	13,000	15,298,741
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.558%(c)	01/25/38		23,800	23,874,742
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.779%(c)	04/15/32	EUR	3,609	4,237,577
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.229%(c)	04/15/38	EUR	986	1,156,485
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.965%(c)	06/22/34	EUR	5,000	5,877,730
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.179%(c)	04/15/39	EUR	1,235	1,453,816
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	04/20/37		20,500	20,492,901
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.394%(c)	07/20/37		24,000	24,075,710
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.382%(c)	03/31/38		20,000	20,070,518
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	01/20/38		5,000	5,019,415
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)
5.624%(c)	01/20/38		10,000	10,032,249

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.202%(c)	01/17/38		5,000	$5,017,250
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,877	3,365,096
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.316%(c)	07/20/34		4,000	4,001,636
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR	10,510	12,332,788
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-08A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.558%(c)	01/25/37		15,500	15,562,468
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.748%(c)	01/25/37		14,000	14,025,701
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.114%(c)	10/20/31		191	190,890
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.859%(c)	07/15/34	EUR	5,000	5,862,659
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.949%(c)	08/26/32	EUR	5,567	6,542,502
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.228%(c)	01/25/38		35,000	35,117,145
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/20/37		30,500	30,605,704
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.202%(c)	01/17/38		3,750	3,764,696
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.412%(c)	04/17/37		25,000	25,088,313
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.122%(c)	03/22/38		18,000	18,027,018
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.274%(c)	10/20/37		10,000	10,037,254

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands),
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.294%(c)	10/20/37		2,335	$2,344,128
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.305%(c)	04/15/34		2,930	2,931,167
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.324%(c)	10/20/31		390	389,817
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
4.965%(c)	10/15/30		2,027	2,026,720
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	39,000	45,794,025
ICG US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
5.152%(c)	04/17/34		35,000	35,021,868
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.659%(c)	07/15/31	EUR	2,027	2,381,215
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.427%(c)	04/22/37		705	706,058
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
4.924%(c)	10/20/34		5,000	4,997,148
Series 2019-14A, Class A2RR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.434%(c)	10/20/34		37,850	37,925,053
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.477%(c)	04/22/37		20,000	20,072,580
KKR CLO Ltd. (Cayman Islands),
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.225%(c)	01/15/38		18,500	18,566,804
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.184%(c)	10/20/34		1,020	1,020,680
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.435%(c)	04/15/37		3,360	3,371,841
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/18/37		29,750	29,841,222

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/20/37		2,550	$2,558,358
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.168%(c)	01/25/38		20,500	20,576,773
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.173%(c)	10/12/30		433	433,303
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.286%(c)	07/15/31		104	104,528
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.494%(c)	07/20/38	EUR	17,500	20,573,069
Series 04A, Class A2, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.704%(c)	07/20/38	EUR	6,500	7,640,497
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.244%(c)	10/19/38		54,750	54,947,116
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
5.984%(c)	07/20/37		9,500	9,508,416
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.334%(c)	07/19/37		15,000	15,050,850
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.091%(c)	11/13/31		957	958,088
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	01/20/38		33,250	33,370,997
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/18/37		10,500	10,536,690
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.186%(c)	04/15/31		165	165,220
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.399%(c)	01/15/38	EUR	15,250	17,957,289
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.259%(c)	10/15/39	EUR	16,500	19,389,889
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	1,189	1,400,489

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
5.996%(c)	07/20/34		810	$810,062
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.346%(c)	10/15/34		7,500	7,502,866
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/17/38	EUR	4,000	4,702,994
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.316%(c)	07/15/31		71	70,609
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.235%(c)	04/25/38	EUR	895	1,053,743
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.285%(c)	09/06/37		30,000	30,115,089
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.306%(c)	10/20/31		1,241	1,241,397
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)
4.974%(c)	01/20/36		35,000	34,972,738
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.441%(c)	03/31/38		15,000	15,057,096
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.309%(c)	07/15/38	EUR	4,500	5,291,874
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.285%(c)	10/25/37	EUR	2,020	2,378,572
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.169%(c)	04/15/40	EUR	1,250	1,477,978
Sculptor CLOI Ltd. (Cayman Islands),
Series 28A, Class B1R, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.484%(c)	01/20/35		20,000	20,025,446
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.614%(c)	02/15/37	EUR	35,000	41,170,384
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.274%(c)	04/20/38	EUR	12,500	14,693,646

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.190%(c)	01/26/31		83	$83,561
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.866%(c)	01/17/32	EUR	4,685	5,497,597
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.895%(c)	04/25/30	EUR	947	1,110,236
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.761%(c)	02/20/30	EUR	5,030	5,905,819
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.105%(c)	10/15/31		1,016	1,016,740
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.115%(c)	04/16/31		129	129,405
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
4.934%(c)	04/20/34		20,250	20,226,680
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.244%(c)	01/20/38		12,500	12,542,250
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	10/15/38	EUR	37,500	44,160,965
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	15,000	17,685,111
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	04/15/38	EUR	25,000	29,281,430
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37		35,000	35,017,150
Trinitas CLO Ltd. (Cayman Islands),
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.084%(c)	01/20/32		44	43,741
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.158%(c)	04/25/37		8,250	8,259,304
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.246%(c)	07/18/31		1,573	1,572,659

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.223%(c)	10/17/32		349	$348,676

				1,121,937,894

Consumer Loans — 0.0%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		710	714,964
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52		1,404	1,407,393
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60		485	486,127
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	248,480
Series 2025-02A, Class A, 144A
4.780%	10/20/34		1,527	1,539,439
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		230	226,671
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,548,725
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	317,059
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	206,552
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	207,203
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47		295	294,874

				7,197,487

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.024%(c)	03/15/32	GBP	1,100	1,489,532

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	05/25/34		20	18,630
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.346%(c)	03/25/43		10	10,491
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.618%(c)	03/20/54		20	20,520

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	08/25/33	17		$17,365
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	613		621,886
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	57		57,424
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	54		54,958
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	185		186,929
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	343		343,416
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	533		533,556

				1,865,175

Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	449		450,475
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	682		681,024
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	1,200		1,143,617
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	730		708,076
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	233		234,112

				3,217,304

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.446%(c)	02/25/34	5		4,724
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.574%(c)	10/25/34	11		11,245
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.896%(c)	11/25/34	—	(r)	116
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
5.691%(c)	01/25/35	10		9,555

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.786%(c)	09/25/34	39	$41,262

			66,902

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	43	41,198
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	79	76,740

			117,938

TOTAL ASSET-BACKED SECURITIES (cost $1,119,434,068)			1,144,960,355

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	104	102,561
Series 2018-BN13, Class A4
3.953%	08/15/61	394	392,440
Series 2019-BN20, Class A2
2.758%	09/15/62	526	498,525
Series 2021-BN32, Class A2
1.985%	04/15/54	525	494,524
Series 2021-BN34, Class A5
2.438%	06/15/63	230	203,455
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	3,360	3,518,906
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,980	2,040,376
Series 2025-05YR14, Class A3
5.646%	04/15/58	5,730	5,992,312
Series 2025-05YR15, Class A3
5.452%	07/15/58	9,250	9,606,526
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	334	319,681
Series 2024-05C27, Class A3
6.014%	07/15/57	360	378,241
Series 2024-05C29, Class A3
5.208%	09/15/57	700	719,420
Series 2025-05C34, Class A3
5.659%	05/15/58	3,630	3,800,426
Series 2025-05C36, Class A3
5.517%	08/15/58	7,100	7,406,136
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54	2,955	2,699,852
Series 2024-V09, Class A3
5.602%	08/15/57	1,600	1,662,536
Series 2024-V10, Class A3
5.277%	09/15/57	1,300	1,338,166

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,610	$3,794,093
Series 2025-V16, Class A3
5.439%(cc)	08/15/58		4,250	4,416,548
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.300%(c)	06/15/42		1,800	1,799,997
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		760	787,224
Series 2024-05C5, Class A3
5.857%	02/15/57		6,145	6,418,392
Series 2024-05C6, Class A3
5.316%	09/15/57		4,085	4,200,935
Series 2025-05C11, Class A3
5.669%	07/15/58		9,400	9,832,017
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.565%(c)	09/15/38		300	299,636
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.215%(c)	09/15/38		600	599,271
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.155%(c)	11/15/41	CAD	863	630,557
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		2,000	1,898,723
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.373%(c)	10/18/42		800	795,817
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		943	894,687
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	339,411
Series 2019-CD08, Class A3
2.657%	08/15/57		916	870,830
CENT,
Series 2025-CITY, Class A, 144A
4.920%(cc)	07/10/40		2,200	2,226,758
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		361	359,443
Series 2016-C07, Class A2
3.585%	12/10/54		334	331,793
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		312	307,177
Series 2019-GC41, Class A4
2.620%	08/10/56		385	364,282

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	441	$437,757
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	130	119,417
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	295	291,082
Series 2018-CX12, Class A3
3.959%	08/15/51	270	269,012
Series 2019-C17, Class A4
2.763%	09/15/52	145	137,355
CSTL Commercial Mortgage Trust,
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42	1,244	1,239,967
Series 2025-GATE02, Class C, 144A
5.144%(cc)	11/10/42	210	209,169
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	305	303,553
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	2,618	2,856
Series K131, Class X1, IO
0.725%(cc)	07/25/31	22,635	775,801
Series K736, Class X1, IO
1.259%(cc)	07/25/26	80	298
Series K741, Class X1, IO
0.559%(cc)	12/25/27	200	1,868
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.197%(cc)	05/25/52	700	694,849
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	850	807,156
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	614,650
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	21,938
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	60	56,945
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	181,004
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.364%(c)	03/15/36	150	149,515
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	1,100	1,084,704
Series 2025-PRM07, Class C, 144A
4.941%(cc)	11/10/42	265	262,407

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51	440	$435,501
Series 2019-C16, Class A3
3.344%	04/15/52	385	379,283
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50	320	316,106
Series 2017-C41, Class A3
3.210%	11/15/50	575	565,597
Series 2018-C45, Class A3
3.920%	06/15/51	1,469	1,460,822
Series 2019-C49, Class A3
3.749%	03/15/52	121	120,459
Series 2019-C52, Class A4
2.643%	08/15/52	244	232,228
Series 2021-C59, Class A5
2.626%	04/15/54	140	126,571
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.065%(c)	05/15/31	388	387,731
Series 2024-5C1, Class A3
5.928%	07/15/57	1,800	1,884,515
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	3,715	3,910,655
Series 2025-5C3, Class A3
6.096%	01/15/58	2,500	2,647,162
Series 2025-5C5, Class A3
5.590%	07/15/58	7,710	8,052,103
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class A, 144A
5.349%(cc)	07/15/40	166	170,579

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $110,080,101)			110,692,289

CORPORATE BONDS — 4.5%
Aerospace & Defense — 0.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	625	659,132
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	260	255,610
3.625%	02/01/31	1,525	1,465,419
5.040%	05/01/27	1,190	1,202,152
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	635	688,965
6.528%	05/01/34	490	542,070
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	3,375	3,382,796
6.750%	06/15/33	335	353,194
7.500%	02/01/29	125	130,139

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32		1,330	$1,383,596

				10,063,073

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,230,115
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		191	183,762
6.343%	08/02/30		113	122,128
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		1,625	1,707,856

				3,243,861

Airlines — 0.0%
American Airlines 2016-3 Class A Pass Through Trust,
Pass-Through Certificates
3.250%	04/15/30		86	82,462
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		13	13,367
5.750%	04/20/29		1,835	1,866,193
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		490	492,022
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,376,651
4.625%	04/15/29		507	504,204

				5,334,899

Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		979	933,632
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	147,876

				1,081,508

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	800	942,834
3.500%	06/27/31	EUR	2,500	2,928,255
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	617,411
4.750%	01/15/43		15	11,863
6.625%	10/01/28		420	444,546
9.625%	04/22/30(a)		740	857,436

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	$192,512
4.000%	11/13/30		1,365	1,287,291
4.950%	05/28/27		630	632,108
5.730%	09/05/30		820	833,001
5.850%	05/17/27		600	609,077
5.875%	11/07/29		1,600	1,642,141
6.798%	11/07/28		385	403,631
6.800%	05/12/28		355	370,390
7.200%	06/10/30		311	332,977
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,500	1,774,364
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.900%	10/06/29		1,955	1,986,082
5.350%	01/07/30		2,850	2,942,705
5.550%	07/15/29		930	964,074
5.625%	04/04/32		1,545	1,608,852
5.850%	04/06/30(a)		620	651,507
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		1,145	1,150,831
4.875%	11/01/27		1,040	1,053,195
5.600%	03/30/28		775	796,836
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	300	398,443
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	2,079,589
5.493%(ff)	11/15/30(oo)	EUR	500	605,228
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.625%	07/19/29	EUR	390	420,369

				28,537,548

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		275	287,061
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		650	649,555
Forvia SE (France),
Sr. Unsec’d. Notes
5.625%	06/15/30	EUR	270	329,600
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	260	322,467
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	621,532
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		395	410,223

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		665	$681,191
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		9,590	9,631,791
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	300	370,442

				13,303,862

Banks — 1.1%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,000	1,130,008
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	800	860,789
0.500%	05/25/30	EUR	300	316,844
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	537,222
3.800%	10/27/30	CNH	25,720	3,984,065
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	690	875,759
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	07/23/29	EUR	220	269,185
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,800	3,428,950
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	2,330	2,803,893
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		1,140	1,269,550
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	600	735,059
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	300	366,072
5.500%(ff)	09/08/29	EUR	800	1,001,769
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		1,490	1,647,955
Sr. Non-Preferred Notes
5.565%	01/17/30		4,800	4,996,780
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	1,400	1,670,916
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28	EUR	200	229,270
2.000%	06/01/30	EUR	200	225,462
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	267,855
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	219,565

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.875%	03/13/35	EUR	700	$828,530
4.000%	09/08/27	EUR	300	361,399
4.000%	03/13/32	EUR	800	974,344
4.250%	03/18/37	EUR	500	595,074
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		620	628,391
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,759	1,585,745
5.468%(ff)	01/23/35		1,160	1,208,293
5.819%(ff)	09/15/29		1,822	1,899,690
5.933%(ff)	09/15/27		305	308,898
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		7,085	6,364,206
2.087%(ff)	06/14/29		1,050	1,001,207
2.496%(ff)	02/13/31		1,670	1,555,447
Sub. Notes
3.846%(ff)	03/08/37		259	244,422
5.744%(ff)	02/12/36(a)		3,605	3,759,147
Sub. Notes, MTN
5.425%(ff)	08/15/35		570	582,991
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	710	871,203
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	1,630	1,946,535
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	900	1,055,543
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	713,144
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		725	727,394
7.090%(ff)	11/06/29	GBP	600	860,620
7.437%(ff)	11/02/33		375	428,554
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	190,844
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	701,755
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		1,175	1,237,933
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		1,180	1,212,289
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		1,675	1,583,230
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,465,748
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	635,136
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	933,432

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.716%(ff)	01/18/30		2,920	$3,022,000
5.876%(ff)	01/14/31		2,690	2,806,490
6.612%(ff)	10/19/27		505	514,160
6.714%(ff)	10/19/29		740	784,363
7.003%(ff)	10/19/34		410	455,545
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	400	493,706
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27		2,155	2,192,226
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		700	726,407
Sr. Non-Preferred Notes, EMTN
5.375%(ff)	11/14/30	EUR	300	381,331
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		2,800	2,796,270
5.750%	05/05/26		1,500	1,507,795
5.875%	04/30/29		2,000	2,103,850
Sr. Unsec’d. Notes, EMTN
3.875%	07/12/31	EUR	800	971,527
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	847,462
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		90	83,395
2.976%(ff)	11/05/30		2,170	2,066,495
3.493%(ff)	10/22/34	EUR	1,900	2,189,294
4.412%(ff)	03/31/31		1,210	1,209,702
4.503%(ff)	09/11/31		413	414,116
4.542%(ff)	09/19/30		800	806,050
5.174%(ff)	02/13/30		2,175	2,232,346
5.174%(ff)	09/11/36		276	278,895
5.449%(ff)	06/11/35		210	217,222
Sub. Notes
4.450%	09/29/27		370	372,366
5.827%(ff)	02/13/35		155	161,224
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	357,892
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,900	2,289,844
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	262,536
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(a)(oo)		250	254,063
Jr. Sub. Notes, EMTN
6.500%(ff)	09/23/29(oo)	EUR	700	868,601
7.250%(ff)	09/23/28(oo)	EUR	800	1,005,849
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,030	5,129,290
6.316%(ff)	10/03/29		740	778,890

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		740	$745,439
4.818%(ff)	09/25/33		250	249,570
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	222,991
1.750%	03/05/29	EUR	600	678,309
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	237,800
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		1,085	1,093,028
5.705%(ff)	03/01/30		2,940	3,054,172
Sr. Non-Preferred Notes, EMTN
4.500%(ff)	11/09/28	EUR	300	363,984
4.750%(ff)	06/21/30	EUR	250	310,033
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		585	574,820
4.950%(ff)	08/04/31		580	585,863
4.999%(ff)	09/11/30		520	527,428
6.819%(ff)	11/20/29		680	724,443
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,461,790
3.375%(ff)	02/13/31	EUR	1,500	1,762,165
Sub. Notes
7.079%(ff)	02/10/34		1,145	1,256,786
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	1,500	1,779,134
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	2,080	1,274,917
4.750%	02/09/28	AUD	250	165,991
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		900	947,558
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,169,218
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		1,300	1,306,095
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	815,610
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		2,586	2,541,576
1.992%(ff)	01/27/32		2,155	1,913,707
3.615%(ff)	03/15/28		1,615	1,605,696
3.691%(ff)	06/05/28		2,010	1,999,765
3.814%(ff)	04/23/29		120	119,284
4.223%(ff)	05/01/29		210	210,388
4.369%(ff)	10/21/31		1,425	1,422,038
4.482%(ff)	08/23/28		745	750,020
4.692%(ff)	10/23/30		4,765	4,830,253
4.939%(ff)	10/21/36		1,060	1,052,476
5.049%(ff)	07/23/30		250	256,150

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		970	$921,500
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		615	584,527
3.000%(ff)	07/22/28	GBP	1,385	1,831,021
5.130%(ff)	11/19/28		600	610,277
5.546%(ff)	03/04/30		600	621,820
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		770	773,095
Sr. Unsec’d. Notes
4.858%(ff)	03/25/29		550	558,075
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	700	860,237
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	2,300	2,747,057
Sr. Preferred Notes, 144A
6.625%	06/20/33		600	660,240
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		1,610	1,588,280
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	53,502
2.069%(ff)	06/01/29		1,230	1,174,054
2.522%(ff)	04/22/31		4,112	3,829,826
2.545%(ff)	11/08/32		415	374,385
2.580%(ff)	04/22/32		182	166,373
2.739%(ff)	10/15/30		2,519	2,389,657
3.109%(ff)	04/22/41		1,740	1,366,691
3.702%(ff)	05/06/30		311	306,326
4.603%(ff)	10/22/30		1,865	1,890,809
4.851%(ff)	07/25/28		425	430,408
5.040%(ff)	01/23/28		770	777,908
5.294%(ff)	07/22/35		375	387,121
Sub. Notes
2.956%(ff)	05/13/31		2,042	1,927,705
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	600	724,638
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		735	732,139
4.932%(ff)	10/16/30		600	610,466
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		480	453,225
4.789%(ff)	06/01/33		210	209,869
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		630	627,480
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		1,255	1,292,650
Sr. Unsec’d. Notes
5.087%(ff)	11/26/28		375	381,795

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	$222,429
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		171	181,898
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		211	214,394
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.500%	06/29/28		1,000	1,041,250
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.197%(ff)	01/16/31		2,550	2,626,861
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.422%(ff)	05/13/36(a)		2,000	2,067,367
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	1,069,352
0.495%(ff)	10/26/29	EUR	590	648,416
4.654%(ff)	10/18/30		3,290	3,329,018
5.123%(ff)	02/01/29(a)		1,915	1,954,500
5.173%(ff)	01/16/30		785	806,289
5.230%(ff)	01/15/31		550	566,953
5.449%(ff)	07/20/29		580	598,560
5.587%(ff)	01/18/36		2,590	2,708,001
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	146,260
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,257,450
3.749%(ff)	11/07/36	EUR	2,900	3,350,722
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		270	242,156
2.943%(ff)	01/21/33		430	392,462
5.250%(ff)	04/21/34		240	246,930
5.424%(ff)	07/21/34		131	136,257
5.831%(ff)	04/19/35		65	69,081
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		989	985,902
Sub. Notes
5.948%(ff)	01/19/38		761	802,119
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,019,708
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.465%(ff)	11/19/31		360	360,760
4.734%(ff)	07/18/31		695	704,438
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	3,500	4,163,522
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		1,430	1,453,515
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		460	468,269

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.373%(ff)	07/21/36		125	$128,735
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	298,240
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		401	401,191
4.858%(ff)	09/11/30		1,125	1,137,152
5.136%(ff)	09/22/36		200	198,610
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	3,500	4,138,458
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		1,000	903,016
5.519%(ff)	01/19/28		1,032	1,044,691
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29		2,805	2,871,136
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	987,129
2.608%(ff)	01/12/28		1,100	1,082,752
5.005%(ff)	10/15/30		1,100	1,120,053
5.545%(ff)	01/21/29		400	410,412
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		1,075	1,097,457
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.240%	04/15/30		2,000	2,069,180
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	1,000	1,217,809
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36		720	712,382
5.122%(ff)	01/26/34		90	91,673
5.711%(ff)	01/24/35		60	63,162
5.867%(ff)	06/08/34		100	106,309
6.123%(ff)	10/28/33		120	129,597
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	1,600	1,867,271
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	3,350	4,032,492
5.384%(ff)	01/23/30		360	372,734
5.678%(ff)	01/23/35		40	42,235
5.836%(ff)	06/12/34		285	303,869
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		700	767,375
9.250%(ff)	11/13/33(oo)		735	861,788
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	423,923
1.364%(ff)	01/30/27		1,035	1,032,716
3.091%(ff)	05/14/32		1,000	926,444

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		380	$377,944
5.010%(ff)	03/23/37		410	406,766
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	340,944
0.650%(ff)	01/14/28	EUR	1,220	1,405,714
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	2,440	2,879,234
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		620	574,798
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36(a)		1,350	1,345,681
5.150%(ff)	04/23/31		1,145	1,181,359
5.211%(ff)	12/03/35		1,325	1,353,912
5.244%(ff)	01/24/31		450	465,762
5.499%(ff)	01/23/35		160	166,806
6.303%(ff)	10/23/29		365	385,751
6.491%(ff)	10/23/34		155	171,650
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		1,015	946,648
5.557%(ff)	07/25/34		249	261,293

				252,690,059

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		355	312,385
5.600%	03/02/43		255	256,416
5.750%	03/02/63		419	409,241

				978,042

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	641,330
4.500%	11/29/32	EUR	400	495,254
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		1,885	1,942,526
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	708,236
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes
0.500%	04/23/31	EUR	400	407,936
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	1,046,766
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		2,050	2,100,375
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		2,575	2,679,531

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		330	$344,579
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,870	1,880,256
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	2,092,231

				14,339,020

Chemicals — 0.0%
Advancion Sciences, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		33	28,784
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		250	233,516
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28		316	330,556
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		540	483,146
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	270	250,416
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54		1,130	1,248,627
Synthomer PLC (United Kingdom),
Gtd. Notes
7.375%	05/02/29	EUR	270	278,936

				2,853,981

Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		2,700	2,454,543

Commercial Services — 0.2%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
0.550%	10/31/31	EUR	100	101,349
3.250%	05/31/29	EUR	700	833,543
3.500%	04/30/32	EUR	900	1,072,836
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,883	1,985,405
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		800	792,035
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	1,219,044
4.625%	06/01/28		1,370	1,346,559

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		1,160	$1,049,073
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	109,188
5.125%	06/14/33	EUR	485	612,971
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,370	3,581,953
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		3,385	3,476,928
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,698	1,986,131
4.250%	09/25/30	GBP	1,000	1,310,881
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	1,300	1,524,246
3.500%	06/15/32	EUR	1,700	1,949,772
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	735,695
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	1,470	1,798,822
5.550%	11/15/35		445	442,588
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		1,750	1,840,618
7.250%	06/15/33(a)		700	741,914
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		250	260,937
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		820	822,504
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		590	601,600
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		3,845	3,607,417
3.875%	02/15/31		86	82,305
4.875%	01/15/28(a)		620	620,489
5.250%	01/15/30(a)		1,265	1,282,136
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	69,789
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		300	309,390

				36,168,118

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	895	$934,107
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	485	468,138
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,545	2,221,178
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,761	1,912,777

			5,536,200

Distribution/Wholesale — 0.0%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	565	536,470
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,675	1,770,843

			2,307,313

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
5.000%	11/15/35	220	217,316
5.750%	06/06/28	450	465,532
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33	255	259,519
5.667%(ff)	04/25/36	230	243,011
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.375%	05/30/30	1,140	1,171,202
5.750%	03/01/29	760	786,486
5.750%	11/15/29	2,710	2,807,560
6.375%	05/04/28	300	312,570
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31	220	248,569
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.914%(ff)	11/14/36	900	896,066
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	1,390	1,466,438
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27	165	168,198
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	1,050	1,050,754
7.125%	03/15/26	896	900,601
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	665	649,817

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
5.750%	09/15/31		950	$954,690
7.875%	12/15/29		1,646	1,753,102
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,300	1,467,093
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		2,000	2,251,160
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		520	512,850
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		1,440	1,461,587

				20,044,121

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31		540	489,525
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30		120	117,056
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.014%	03/01/34		215	217,162
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,100	1,243,028
4.250%	06/19/30	EUR	200	234,450
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		336	297,300
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		391	377,412
4.500%	02/15/28		1,496	1,496,813
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	844,332
5.000%	02/01/31		1,035	1,050,226
5.125%	03/15/28		5,144	5,144,924
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	578,792
4.125%	04/30/33	EUR	900	1,062,736
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		1,466	1,509,336
5.672%	10/20/35		971	1,003,890
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		895	937,790
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
4.591%(c)	12/15/36		733	681,017
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,368	1,267,884

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		184	$184,848
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		1,235	1,243,128
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		643	642,851
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		336	349,609
Sr. Unsec’d. Notes
5.450%	06/15/29		369	375,250
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	362,107
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	1,000	1,146,860
Jr. Sub. Notes, EMTN
5.125%(ff)	09/17/29(oo)	EUR	400	481,801
5.625%(ff)	06/17/32(oo)	EUR	400	488,947
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		650	468,245
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		860	836,756
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32		600	609,197
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		300	298,983
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia),
Sr. Sec’d. Notes
5.375%	12/30/30		300	278,595
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	900	1,082,691
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		95	95,030
7.125%(ff)	12/01/54		951	999,478
Entergy Mississippi LLC,
First Mortgage
5.850%	06/01/54		240	241,995
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		70	67,943
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		4,800	4,965,000
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		427	426,292

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
7.625%(ff)	12/15/54		300	$315,450
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		300	255,459
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,522,092
India Clean Energy Holdings (India),
Sr. Sec’d. Notes, EMTN
4.500%	04/18/27		250	242,500
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,230	1,153,432
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,740	1,839,685
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.300%	07/01/43		340	328,199
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		260	245,398
5.400%	06/01/33		780	805,008
5.650%	05/09/34		70	73,028
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		480	431,460
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.156%(c)	07/24/26	EUR	2,100	2,447,955
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	225,333
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	600	660,712
3.875%	01/16/29	EUR	740	893,294
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		120	123,895
6.750%(ff)	06/15/54		460	490,603
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,723,899
Gtd. Notes, 144A
3.375%	02/15/29		230	219,849
3.625%	02/15/31		1,378	1,287,371
3.875%	02/15/32		489	456,941
5.250%	06/15/29		201	201,542
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		1,711	1,863,680
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,200	2,575,926
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.577%(s)	04/11/31	CAD	4,000	2,425,466

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		515	$499,270
2.500%	02/01/31		1,461	1,314,970
2.950%	03/01/26		150	149,564
3.300%	12/01/27		265	260,667
3.300%	08/01/40		310	235,131
3.950%	12/01/47		740	550,894
4.550%	07/01/30		1,580	1,573,717
4.950%	07/01/50		60	50,804
5.550%	05/15/29		60	61,932
5.800%	05/15/34		270	280,712
5.900%	06/15/32		235	246,183
6.000%	08/15/35		835	877,199
6.150%	01/15/33		180	191,056
6.950%	03/15/34		930	1,035,183
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	2,000	2,099,213
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55(a)		790	822,834
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		480	325,694
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		60	56,801
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36		988	992,899
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		315	321,909
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		645	641,381
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43(a)		150	143,142
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		101	100,839
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		271	268,259
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		4,840	4,859,466
Texas Electric Market Stabilization Funding N LLC,
Sr. Sec’d. Notes, Series A-2, 144A
4.966%	02/01/44		750	737,233
Trinidad Generation UnLtd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
7.750%	06/16/33		200	207,188
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		3,907	3,960,452
8.000%(ff)	10/15/26(oo)		6,239	6,373,921

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		5,710	$6,292,905
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	3,545,520
5.625%	02/15/27		1,094	1,094,639
6.875%	04/15/32		515	542,264
7.750%	10/15/31		2,230	2,364,775
Sr. Sec’d. Notes, 144A
4.600%	10/15/30		101	100,886
5.250%	10/15/35		243	241,755
5.700%	12/30/34		555	571,231
6.000%	04/15/34		180	188,917

				101,188,861

Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	3,500	4,086,907
3.500%	03/15/37	EUR	2,200	2,534,637
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	646,135
6.625%	03/15/32		470	492,239
7.250%	06/15/28		446	452,877

				8,212,795

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	372	437,634
3.700%	08/15/29	EUR	750	899,767
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	832,515
4.125%	11/02/34	EUR	265	319,055
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,665	1,564,159

				4,053,130

Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		260	253,481

Engineering & Construction — 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (Chile),
Sr. Sec’d. Notes, 144A
7.875%	02/03/30(a)		250	257,500
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.288%(s)	06/05/34		1,137	928,084
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	223,396
2.000%	02/15/33	EUR	3,000	3,139,635

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28	250	$248,230
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28	1,645	1,606,968
5.500%	07/31/47	600	528,562
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	355	346,792
TAV Havalimanlari Holding A/S (Turkey),
Gtd. Notes
8.500%	12/07/28	250	260,625
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	249	236,602

			7,776,394

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	2,025	1,943,779
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	5,275	5,462,718
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31	1,060	1,099,401
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	3,065	3,093,223
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	700	685,467
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	1,046	1,044,547
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,065	946,276
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	2,600	2,757,751
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	46	46,261
7.125%	02/15/31(a)	630	682,807

			17,762,230

Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31	930	973,812

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	300	303,528
5.750%	03/31/34	415	416,558

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	$806,679
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)		4,715	4,646,295
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	3,247	3,706,168
8.125%	05/14/30	GBP	2,939	3,679,359
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	3,350	3,815,279
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		1,140	1,156,906
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	625,559
4.375%	01/31/32		874	832,997
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		430	441,582
5.650%	05/01/45		100	100,868
5.700%	05/01/55		780	779,048
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	2,600	1,960,311
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		1,075	1,019,053

				24,290,190

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	75,397
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		610	635,378
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		139	95,616
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		510	540,883
Gtd. Notes, Series 21A
3.150%	09/30/51		60	38,952
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,360,735

				2,746,961

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.375%	03/08/28	EUR	300	342,935
3.250%	03/08/34	EUR	2,300	2,646,550

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
3.375%	03/08/29	EUR	390	$464,885
Medline Borrower LP,
Gtd. Notes, 144A
5.250%	10/01/29(a)		3,190	3,207,764
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,732,832
Medtronic, Inc.,
Gtd. Notes
2.950%	10/15/30	EUR	3,200	3,750,449
3.650%	10/15/29	EUR	1,000	1,206,394
3.875%	10/15/36	EUR	400	474,626
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		1,340	1,397,737
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	211,572

				16,435,744

Healthcare-Services — 0.1%
Concentra Health Services, Inc.,
Gtd. Notes, 144A
6.875%	07/15/32(a)		845	885,333
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	138,488
4.625%	06/01/30		2,605	2,534,944
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		320	286,701
3.500%	09/01/30		640	615,608
4.125%	06/15/29		710	707,476
4.600%	11/15/32		468	464,494
5.500%	06/15/47		250	236,396
5.600%	04/01/34		120	125,178
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29		1,005	1,059,614
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		3,000	2,940,220
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		400	411,540
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	542,292
4.375%	01/15/30		1,710	1,679,309
4.625%	06/15/28		855	856,322
5.125%	11/01/27		1,541	1,540,927
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33(h)		1,225	1,216,032
5.000%	04/15/34(h)		1,625	1,651,100
5.050%	04/15/53		1,930	1,744,716
5.875%	02/15/53		1,985	2,004,220

				21,640,910

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Holding Companies-Diversified — 0.1%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	255	$321,028
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		14,600	15,416,847

				15,737,875

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	128,286
6.625%	01/15/28		2,294	2,295,271
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	50,011
7.250%	10/15/29(a)		1,108	1,129,954
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	471,966
6.250%	09/15/27		741	740,170
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,165	2,087,320
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		500	497,997
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,774	1,721,472
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,204,532
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		805	810,066

				12,137,045

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		440	429,935
6.625%	05/15/32(a)		220	212,699
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		950	995,115
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	501,124
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29		223	89,206

				2,228,079

Insurance — 0.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29		2,040	2,116,426

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		1,335	$1,385,998
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	465,805
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	280,298
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,545	1,521,713
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	1,026,926
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	768,596
Hanwha Life Insurance Co. Ltd. (South Korea),
Sub. Notes, 144A
6.300%(ff)	06/24/55(a)		244	253,370
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	775,083
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
5.300%	01/13/30		780	806,252
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	665,998

				10,066,465

Internet — 0.1%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		3,447	3,649,223
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	800	936,036
4.250%	05/15/29	EUR	465	568,424
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		996	1,026,198
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		900	899,310
5.400%	08/15/54		300	279,135
5.500%	11/15/45		630	612,314
5.625%	11/15/55		510	490,322
Rakuten Group, Inc. (Japan),
Sr. Unsec’d. Notes
11.250%	02/15/27		680	725,132
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		1,605	1,593,100
5.350%	09/15/54		90	85,555

				10,864,749

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,560	$2,586,368
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,369,717
TVF Varlik Kiralama A/S (Turkey),
Gtd. Notes
6.950%	01/23/30		930	964,875

				4,920,960

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		745	771,157
7.375%	05/01/33		1,320	1,372,304
7.500%	09/15/31		2,100	2,213,505
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33		635	649,434
6.000%	12/15/35		635	651,048
Vale Overseas Ltd. (Brazil),
Gtd. Notes, 144A
6.000%(ff)	02/25/56		317	316,302

				5,973,750

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		75	76,022
6.750%	02/01/32		1,450	1,484,756
7.750%	02/15/29		1,215	1,289,917
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,555	1,594,326
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		520	529,191

				4,974,212

Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,875	1,865,293
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		1,145	1,172,114
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28		2,009	2,003,536
6.500%	04/15/32(a)		1,800	1,853,874
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29		300	288,816

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	12/15/29	250	$247,745

			7,431,378

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	300	313,023
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	850	904,310
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	390	390,656
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	180	179,818

			1,787,807

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	245	242,258
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	265	237,871
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	105	96,491
4.250%	01/15/34(a)	655	557,647
4.500%	08/15/30	50	47,105
4.750%	03/01/30	1,548	1,480,870
5.000%	02/01/28	90	89,261
5.125%	05/01/27	315	314,642
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	620	580,148
2.300%	02/01/32	400	344,228
2.800%	04/01/31	1,227	1,104,170
3.500%	06/01/41	210	149,288
3.900%	06/01/52	723	466,808
4.800%	03/01/50	133	100,003
5.250%	04/01/53(a)	380	300,583
6.650%	02/01/34	460	485,025
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	360	202,449
3.200%	07/15/36	300	255,680
3.250%	11/01/39	540	421,937
5.500%	05/15/64	330	294,819
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	105	103,267
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,600	968,686
4.125%	12/01/30	425	261,335

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
5.375%	02/01/28		725	$526,659
5.500%	04/15/27		1,625	1,391,264
6.500%	02/01/29		235	155,262
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	553,446
5.750%	01/15/30		1,000	367,000
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(x)		85	75,533
7.375%	07/01/28(x)		210	202,651
7.750%	07/01/26(x)		7,439	7,346,491
Sr. Sec’d. Notes, 144A
5.750%	12/01/28(a)(x)		1,335	1,306,229
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27(x)		2,150	2,237,309
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		2,150	2,101,625
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31		3,262	2,446,630
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.875%	11/15/40		90	83,330
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		3,075	3,183,914
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	2,000	2,416,200
4.250%	01/15/30	GBP	1,100	1,358,684
5.250%	05/15/29	GBP	675	878,021
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32		2,075	1,875,281

				37,610,100

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.750%	04/05/34		525	551,413
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	900	1,115,598
Aris Mining Corp. (Colombia),
Gtd. Notes
8.000%	10/31/29		250	260,857
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30		444	471,668
Unsec’d. Notes, 144A
11.500%	10/01/31		2,985	3,290,664
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		1,000	1,002,500

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	400	$439,270
4.154%	04/29/31	EUR	420	508,764
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		1,680	1,731,510
5.634%	04/04/34		640	668,328
6.375%	10/06/30		150	161,264
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		797	802,057
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		915	969,241
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,080	1,043,852
6.875%	01/30/30		1,550	1,608,666

				14,625,652

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	200	248,314
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31		535	550,080
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	1,074,117
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	275	329,356
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,400	2,803,162

				5,005,029

Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		250	255,910
African Export-Import Bank (The) (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
3.994%	09/21/29		250	236,172
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	1,300	1,565,735
4.750%	04/16/29	GBP	600	816,591
5.000%	01/24/29		670	690,308
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	220,659
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	180,595

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	$623,216
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.621%(s)	03/31/27		1,500	1,431,445

				6,020,631

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32		765	791,686

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	742,810
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		150	146,967
5.600%	06/13/28		665	684,559
6.000%	06/13/33		385	401,736
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		35	44,479
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		565	584,460
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,596,826
6.125%(ff)	03/18/35(oo)		880	904,200
6.450%(ff)	12/01/33(oo)		795	842,700
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	215,726
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		235	242,359
8.625%	11/01/30		1,355	1,418,927
8.750%	07/01/31(a)		100	103,804
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		150	109,121
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		453	435,502
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		2,210	2,145,026
9.250%	02/15/28		1,534	1,582,101
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30		1,145	1,212,566
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		265	272,650
5.200%	04/18/27		455	461,744

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		250	$268,163
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,900	1,902,747
5.375%	03/15/30		1,276	1,295,401
Gtd. Notes, 144A
5.875%	02/01/29		1,851	1,853,505
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,400	1,381,565
6.000%	04/15/30		1,558	1,511,705
6.000%	02/01/31		1,275	1,209,891
6.250%	04/15/32		1,436	1,350,911
8.375%	11/01/33		895	912,729
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		2,050	1,849,490
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30		1,770	2,042,433
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	473,492
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,316,406
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	600	798,660
6.625%	01/16/34	GBP	1,200	1,604,397
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	200	236,509
5.950%	01/28/31		2,275	2,201,973
6.700%	02/16/32		6,096	6,078,504
7.690%	01/23/50		1,715	1,537,223
10.000%	02/07/33		3,080	3,560,388
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	466	540,627
Gtd. Notes, MTN
8.750%	06/02/29		3,740	4,009,691
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,139,643
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29		805	839,354
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30		350	347,552
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		300	277,689

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	$1,547,231
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		1,655	1,661,703
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30		930	965,368
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30		1,200	1,255,667

				60,118,880

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,200	1,108,100
6.000%	06/15/29		5,625	5,788,244
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		3,700	3,762,297
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		1,550	1,595,689
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)		870	820,335
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		415	421,895

				13,496,560

Pharmaceuticals — 0.1%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32		245	255,256
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		150	123,707
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		550	553,884
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		578	505,629
5.000%	02/15/29		844	642,799
5.250%	01/30/30		2,669	1,872,357
5.250%	02/15/31		657	421,301
6.250%	02/15/29		3,574	2,859,200
7.000%	01/15/28		107	96,835
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		169	150,832
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	200	239,441

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50		150	$88,855
5.550%	02/22/54		515	506,243
Cencora, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/34		100	102,538
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		140	126,555
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	2,000	2,360,288
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		425	352,197
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35		320	323,596

				11,581,513

Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,700,858
6.625%	02/01/32		475	492,600
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32		680	627,564
4.500%	10/01/29		390	391,156
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		480	508,114
5.962%	02/15/55		175	172,460
6.036%	11/15/33		685	733,270
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37		1,035	1,128,046
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33		1,070	1,127,047
Sub. Notes
5.500%(ff)	07/15/77		290	287,793
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31		875	909,707
Jr. Sub. Notes
6.500%(ff)	02/15/56		2,322	2,315,407
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,725,018
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,623,133
Sr. Unsec’d. Notes
5.400%	10/01/47		790	710,034
5.550%	05/15/34		300	308,495
5.600%	09/01/34		270	277,920
6.400%	12/01/30		815	880,586

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	01/15/36		480	$488,534
5.375%(ff)	02/15/78		320	317,980
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	1,900	2,208,349
3.375%	06/29/30	EUR	800	957,808
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	208,750
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		925	965,635
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		326	326,162
5.200%	03/01/47		675	603,433
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27		780	782,530
5.650%	11/01/28		435	451,963
6.050%	09/01/33		500	532,132
6.350%	01/15/31		80	85,878
Gtd. Notes, 144A
5.625%	01/15/28		180	183,680
6.500%	09/01/30		710	761,326
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		1,095	1,155,511
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		1,412	1,413,020
6.000%	12/31/30		1,920	1,935,135
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29		1,770	1,829,178
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		65	66,610
5.550%	08/15/35		1,265	1,295,872
6.150%	03/01/29		510	536,914
6.500%	03/30/34		265	289,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28		240	240,105
5.500%	03/01/30		1,875	1,904,633
6.875%	01/15/29		317	320,796
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		670	664,372
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	37,572
4.125%	08/15/31		975	887,113
6.250%	01/15/30		1,730	1,749,717
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		7,890	6,234,485

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Sec’d. Notes, 144A
9.500%	02/01/29		2,265	$2,350,470
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		825	808,259
4.500%	03/01/28		245	245,894
5.250%	02/01/50		297	254,692
6.350%	01/15/29		235	247,392
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	586,619

				50,847,202

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	1,050,268
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	449,080
1.625%	04/20/30	EUR	200	216,892
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33		300	302,885
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	535,417
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		540	524,263
5.375%	08/01/28		3,565	3,580,372
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,353,985
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	358,776
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	562,128
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	290,269
3.200%	08/14/27	CNH	7,000	1,013,589
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.125%	09/14/34	EUR	300	279,757

				11,517,681

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36		190	187,854
5.500%	10/01/35(a)		1,380	1,403,045
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		2,108	2,103,215

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.050%	07/01/30		394	$388,544
4.125%	05/15/29		1,075	1,070,391
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		298	296,096
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	1,600	1,607,697
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	437,324
Sr. Unsec’d. Notes
4.750%	02/15/28		554	534,648
Essex Portfolio LP,
Gtd. Notes
5.375%	04/01/35		1,135	1,168,407
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	755,654
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	927,860
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	227,079
5.375%	02/15/35		2,100	2,144,833
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31		270	236,016
4.875%	02/01/35		670	661,752
5.450%	08/15/30		321	333,796
Lineage Europe Finco BV (Netherlands),
Gtd. Notes, 144A
4.125%	11/26/31	EUR	2,600	3,001,498
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	490,853
4.625%	08/01/29		280	234,859
5.000%	10/15/27		2,262	2,183,757
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	106,856
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30		1,800	1,845,113
Sr. Sec’d. Notes, 144A
5.875%	10/01/28		3,400	3,401,367
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	424,886
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	1,400	1,026,366
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	4,900	5,710,339
4.875%	07/06/30	EUR	3,030	3,786,401

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.000%	10/15/29	GBP	800	$1,093,285
5.750%	12/05/31	GBP	585	819,747
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,570	1,628,828
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,725	2,604,307
3.875%	02/15/27		1,245	1,233,574
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	714,907
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	966,919
6.500%	10/15/30		1,125	1,172,946
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	800	961,812
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	708,373
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,711
4.250%	12/01/26		30	30,007
4.500%	09/01/26		130	130,065
4.500%	01/15/28		435	435,808
5.750%	02/01/27		5	5,056
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	1,085,490

				50,297,341

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	422,290
6.125%	06/15/29		785	806,964
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	450	545,365
7.375%	08/31/32	GBP	550	765,860
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,372	2,486,492
9.000%	06/01/31		8,098	9,138,871
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,442,750
12.000%	11/30/28		3,555	3,854,651
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	48,577
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	402,521

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
3.875%	10/01/31		1,161	$1,074,002
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,740,139
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32		670	699,997
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	1,025,559

				27,454,038

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	600	806,748
7.500%(ff)	12/20/30(oo)	GBP	600	842,016
Sr. Preferred Notes, EMTN
3.250%	09/05/29	EUR	330	391,196

				2,039,960

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
1.950%	02/15/28		294	282,251
2.600%	02/15/33(h)		1,060	933,993
Sr. Unsec’d. Notes
3.469%	04/15/34		418	381,897
4.350%	02/15/30		540	543,580
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		1,040	1,093,529
6.250%	01/25/35		1,005	1,066,512
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31(a)		890	824,391
Sr. Unsec’d. Notes
5.450%	07/15/35		1,071	1,103,217
5.950%	09/15/33		120	128,287
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		63	67,253

				6,424,910

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)		1,850	1,690,362
9.250%	06/01/30		1,675	1,557,941
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		380	376,818
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	09/27/54		103	83,430
6.000%	08/03/55		448	395,914

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		395	$396,660
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32		450	436,370

				4,937,495

Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		2,970	2,067,862
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	716,276
3.500%	06/01/41		147	115,489
3.950%	04/30/31	EUR	850	1,030,245
4.900%	11/01/35		780	770,441
5.550%	11/01/45		270	260,074
5.700%	11/01/54		625	599,678
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		402	417,328
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29(x)		11,250	12,425,678
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	400	395,262
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.000%	01/15/30		1,460	1,485,636
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,675	1,679,543
5.875%	10/15/27		2,266	2,269,162
8.625%	03/15/31		975	1,027,072
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		200	202,532
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		1,000	981,570
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		2,220	2,271,947
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes
6.250%	03/25/29		270	270,945
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		870	885,720
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		1,366	1,391,173
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	116,412

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		3,320	$3,563,381
8.750%	03/15/32		1,218	1,473,687
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	40,972
Turkcell Iletisim Hizmetleri A/S (Turkey),
Sr. Unsec’d. Notes
5.800%	04/11/28		250	252,265
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,658,147
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		450	472,310

				38,840,807

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,841,883
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	500	547,411
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33	CHF	700	872,368
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	834,190
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	530,485
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		1,266	1,309,922
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	107,945
0.400%	12/19/36	EUR	205	200,509
1.875%	05/25/32	EUR	2,000	2,153,966
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	300	273,355
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	596,904
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	1,400	1,584,083
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		3,575	3,329,900
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	182,514

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
7.125%	02/01/32		495	$520,879

				14,886,314

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	801,602
5.750%	05/24/26		490	492,329
6.050%	08/01/28		350	364,455

				1,658,386

Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31		800	842,472

TOTAL CORPORATE BONDS (cost $1,018,039,731)				1,039,389,633

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32		1,546	1,551,923
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%
8.739%(c)	11/17/28		963	942,935
Term B Loan, 3 Month SOFR + 5.000%
8.989%(c)	11/17/28		4,175	4,098,222

				6,593,080

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%
6.486%(c)	03/18/30		1,745	1,751,854

Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.500%
4.300%(c)	11/03/32	EUR	1,625	1,920,108

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		199	68,966

Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	6,000	7,079,123
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%
8.476%(c)	08/31/32	GBP	1,450	1,969,186

				9,048,309

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 6 Month EURIBOR + 2.750%
4.829%(c)	07/17/29	EUR	8,050	$9,505,297

TOTAL FLOATING RATE AND OTHER LOANS (cost $27,359,637)				28,887,614

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		225	242,541

Oklahoma — 0.0%
Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series 2022-PSO, Class A1
4.135%	12/01/33		3,693	3,671,214
Taxable, Revenue Bonds, Series 2022-PSO, Class A2
4.623%	06/01/44		3,285	3,167,330

				6,838,544

TOTAL MUNICIPAL BONDS (cost $6,926,315)				7,081,085

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		443	391,459
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		154	136,290
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,024	848,269
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		388	386,234
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50		667	590,346
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.124%(c)	03/25/42		130	137,850
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.124%(c)	03/25/42		100	104,851
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.824%(c)	09/25/45		481	481,326
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37		65	63,244
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.324%(c)	04/25/34		47	46,611

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	$32
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	09/25/41	430	433,434
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.224%(c)	12/25/41	200	201,708
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.438%(cc)	05/25/48	2,380	2,250,582
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	53	7,786
Series 4910, Class MI, IO
4.000%	08/25/49	69	13,992
Series 5020, Class IH, IO
3.000%	08/25/50	324	51,451
GS Mortgage-Backed Securities Trust,
Series 2020-INV01, Class A14, 144A
2.906%(cc)	10/25/50	560	488,131
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	778	643,783
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	803	667,183
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65	295	288,015
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	206	186,496
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
4.676%(c)	08/25/50	106	100,758
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	176	158,959
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	247	215,907
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70	1,939	1,943,226
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.774%(c)	04/25/34	96	96,929
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.779%(cc)	08/25/47	556	529,442
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	164	153,130
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	198	189,789
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	44	43,401

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.846%(c)	10/25/59		14	$13,536
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		804	665,711
Verus Securitization Trust,
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		196	178,098
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		403	352,160
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		309	299,843

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,614,123)				13,359,962

SOVEREIGN BONDS — 1.8%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,500	1,708,374
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		1,000	1,031,649
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,578,504
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	6,310	3,912,210
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	230	275,819
4.690%	10/28/34	EUR	200	247,863
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	500	690,606
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,600	1,966,946
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		1,025	983,037
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	100	102,881
3.375%	11/25/32	EUR	500	589,021
3.375%	05/25/34	EUR	900	1,044,093
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,530	4,530,362
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	541,341
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	720	906,432

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	900	$1,108,093
Sr. Unsec’d. Notes, Series 12.5
4.875%	05/13/36	EUR	275	353,074
Sr. Unsec’d. Notes, Series 13Y
5.000%	03/05/37		630	625,590
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	32,876
Bundesobligation (Germany),
Bonds, Series 191
2.400%	04/18/30	EUR	9,065	10,653,871
Bonds, Series 192
2.200%	10/10/30	EUR	4,920	5,715,674
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.600%	08/15/35	EUR	8,210	9,447,739
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	445,871
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		4,200	3,763,200
3.750%	01/14/32	EUR	573	683,490
3.875%	07/09/31	EUR	200	240,446
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	84,505
3.950%	06/29/43	CNH	18,500	3,269,152
4.000%	11/30/35	CNH	5,000	847,941
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,530,120
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	1,415	1,686,835
City of Montreal (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	365,925
3.500%	12/01/38	CAD	700	465,102
4.400%	12/01/43	CAD	700	488,522
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	800	530,058
City of Toronto (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	178,601
2.950%	04/28/35	CAD	900	607,590
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	1,500	909,288
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,920	2,236,077
5.000%	09/19/32	EUR	510	575,378
5.000%	06/15/45		2,105	1,542,965
5.625%	02/19/36	EUR	740	816,382

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	$112,121
1.125%	03/04/33	EUR	200	205,674
1.500%	06/17/31	EUR	2,205	2,410,727
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,530,482
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	211,440	10,586,862
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	19,140	940,420
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.050%	02/03/31		200	214,788
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes
5.500%	08/17/30		3,070	3,122,190
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		2,320	2,359,440
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
2.250%	01/30/35		437	382,706
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
7.300%	09/30/33		540	554,677
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		295	305,838
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	222,918
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	255	313,236
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	2,700	3,219,976
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		540	517,320
French Republic Government Bond OAT (France),
Bonds, 144A
2.700%	02/25/31	EUR	450	524,932
2.750%	02/25/30	EUR	337	397,038
3.000%	06/25/49	EUR	666	634,665
3.250%	05/25/55	EUR	494	467,111
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		3,000	3,050,550
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		733	766,909
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	9,400	9,723,427
3.375%	06/15/34	EUR	126	148,619

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.125%	06/15/54	EUR	753	$860,398
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	160,300
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	615,772
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	2,050,490	6,352,301
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		200	199,836
6.125%	05/22/28		200	207,560
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	203,775
6.750%	09/25/52		200	212,000
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	3,315	3,931,084
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,290	2,348,617
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	1,000	1,107,523
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	1,071,788
1.400%	10/30/31	EUR	300	313,983
2.900%	10/31/35	CNH	5,000	713,703
4.125%	01/15/37	EUR	3,000	3,534,414
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,900,302
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	99,385
1.500%	01/18/27	EUR	100	115,912
6.875%	10/21/34	GBP	200	297,430
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,423	2,505,382
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		600	622,194
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.000%	10/01/29	EUR	958	1,141,227
3.350%	07/01/29	EUR	465	560,637
Sr. Unsec’d. Notes, Series 07Y, 144A
3.500%	02/15/31	EUR	3,890	4,714,951
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	560	708,141
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,892,167
3.650%	08/01/35	EUR	22,306	26,613,041
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	30	36,480
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	1,600	1,868,597
4.150%	10/01/39	EUR	178	216,261

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	$809,837
3.250%	03/01/38	EUR	10,185	11,444,406
3.350%	03/01/35	EUR	65	76,293
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	20,247	23,594,676
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	997,533
6.625%	03/22/48	EUR	2,545	2,702,160
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	219,300	823,369
Bonds, Series 84
2.100%	09/20/54	JPY	49,900	244,008
Bonds, Series 85
2.300%	12/20/54	JPY	532,800	2,727,813
Bonds, Series 86
2.400%	03/20/55	JPY	1,205,000	6,310,687
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	1,248,450	6,516,119
Bonds, Series 194
2.700%	09/20/45	JPY	100,000	615,129
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	181,947
2.375%	11/09/28	EUR	1,670	1,942,958
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	2,330	2,770,417
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	601,136
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	769,728
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	1,200	1,509,634
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	112,500	5,813,062
7.750%	05/29/31	MXN	145,760	7,795,924
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	110,500	5,691,847
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,769,829
2.250%	08/12/36	EUR	735	690,953
3.500%	09/19/29	EUR	2,150	2,515,310
4.500%	03/19/34	EUR	1,230	1,443,689
5.125%	03/19/38	EUR	770	900,660
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27		9,700	9,312,000

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	3,510	$2,263,826
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	935,667
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	187,200
3.870%	07/23/60		1,025	677,013
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,632,632
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,663,049
1.200%	04/28/33	EUR	1,170	1,162,989
3.625%	02/04/32	EUR	900	1,071,229
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%(cc)	10/20/40		1,000	895,020
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	500	283,404
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	1,000	519,870
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	1,500	859,022
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.450%	06/01/45	CAD	1,000	618,301
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	7,906	5,808,667
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	9,550	6,951,907
Unsec’d. Notes
3.500%	12/01/45	CAD	102	63,399
3.500%	12/01/48	CAD	1,500	910,568
Unsec’d. Notes, MTN
4.694%(s)	10/01/39	CAD	535	208,964
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	1,000	594,633
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 33
6.500%	03/14/33	AUD	1,000	727,525
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,307	1,438,487
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	1,618	2,111,860
6.000%	08/04/28	GBP	1,436	2,002,572

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		400	$384,777
4.000%	10/17/49		690	524,618
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		998	731,360
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		567	601,162
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,472,231
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	51,505	3,179,316
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, 144A
7.250%	12/11/55(a)		902	892,980
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		1,350	1,139,063
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	35	40,502
5.500%	09/18/28	EUR	1,450	1,799,466
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	46,092
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	2,118,944
3.875%	10/29/35	EUR	45	46,092
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	1,087,772
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	4,184,400
3.125%	05/15/27	EUR	1,875	2,192,482
6.500%	09/26/33		2,270	2,434,575
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28		880	911,277
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,300	2,680,785
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	477,396
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	56,699
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	369,040
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,400	1,450,120
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,953,955
1.200%	10/31/40	EUR	440	371,899
1.900%	10/31/52	EUR	600	460,254
3.200%	10/31/35	EUR	3,675	4,289,658
3.450%	10/31/34	EUR	1,058	1,268,654

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.450%	07/30/43	EUR	368	$411,937
4.000%	10/31/54	EUR	9,430	10,867,793
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	138,068
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		436	470,989
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	1,200	1,601,365
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	4,220	2,302,124
2.250%	11/20/34	AUD	1,000	523,982
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	31,080	41,957,546

TOTAL SOVEREIGN BONDS (cost $411,837,502)				418,749,591

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Mortgage Corp.
2.500%	07/01/50		1,053	899,874
2.500%	10/01/50		270	230,048
2.500%	11/01/51		1,152	995,427
3.500%	09/01/42		1	524
3.500%	10/01/42		1	1,319
4.000%	10/01/40		1	1,016
4.000%	10/01/40		2	1,724
4.000%	12/01/40		1	750
4.000%	10/01/47		1	1,381
4.500%	10/01/39		206	208,481
4.500%	09/01/50		5,927	5,881,665
5.000%	07/01/33		—(r)	106
5.000%	11/01/33		—(r)	468
5.000%	11/01/33		—(r)	502
5.000%	11/01/33		1	1,032
5.000%	11/01/33		1	1,165
5.000%	12/01/35		—(r)	319
5.000%	04/01/40		2	1,587
5.000%	07/01/40		1	1,264
5.000%	07/01/41		1	1,407
5.000%	09/01/52		2,591	2,598,714
5.000%	12/01/55		1,299	1,300,201
5.500%	12/01/52		349	355,759
5.500%	05/01/53		2,970	3,022,042
5.500%	07/01/53		6,477	6,586,373
5.500%	11/01/54		7,433	7,538,204
5.500%	12/01/55		984	1,002,560
5.500%	12/01/55		1,533	1,561,048
6.000%	10/01/32		—(r)	16
6.000%	03/01/33		1	1,174
6.000%	06/01/37		—(r)	236
6.000%	07/01/38		1	1,028
6.000%	07/01/53		3,391	3,508,246
6.000%	11/01/54		673	691,607
6.250%	07/15/32		180	203,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	05/01/54	2,655	$2,770,559
6.750%	03/15/31	1,865	2,123,418
7.000%	06/01/32	—(r)	232
7.000%	06/01/32	—(r)	304
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	—(r)	443
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.715%, Floor 1.815%)
6.146%(c)	01/01/37	1	802
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.848% (Cap 10.048%, Floor 1.848%)
6.384%(c)	03/01/36	1	724
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.219%(c)	12/01/36	—(r)	166
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.934% (Cap 10.453%, Floor 1.934%)
6.933%(c)	02/01/37	—(r)	374
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.032% (Cap 11.126%, Floor 2.032%)
6.398%(c)	11/01/36	1	1,116
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.954%, Floor 2.069%)
6.589%(c)	02/01/37	—(r)	492
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.317%(c)	10/01/36	—(r)	90
Federal National Mortgage Assoc.
2.500%	07/01/50	73	62,523
2.500%	10/01/50	5,448	4,710,231
2.500%	05/01/51	1,997	1,703,412
2.500%	06/01/51	1,857	1,583,568
2.500%	07/01/51	1,086	926,037
2.500%	11/01/51	5,581	4,804,062
2.500%	01/01/52	303	258,212
2.500%	01/01/52	721	619,697
3.000%	08/01/27	1	727
3.000%	08/01/27	1	766
3.000%	11/01/27	1	813
3.000%	02/01/43	2	1,735
3.000%	12/01/44	1	727
3.000%	11/01/46	1,550	1,406,545
3.000%	01/01/47	902	814,370
3.500%	01/01/34	2	1,504
3.500%	07/01/43	118	112,126
3.500%	01/01/52	945	878,956
3.500%	05/01/52	5,188	4,825,841
4.500%	12/01/39	79	79,405
4.500%	09/01/40	142	142,862
4.500%	11/01/47	326	323,426
5.000%	04/01/34	1	1,287
5.000%	07/01/34	1	1,344
5.000%	07/01/37	1	1,207
5.000%	02/01/53	2,916	2,919,948
5.000%	04/01/53	3,063	3,066,287
5.000%	08/01/53	4,672	4,674,199
5.000%	02/01/54	1,180	1,179,734

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.310%	08/01/41	20	$20,434
5.500%	01/01/36	1	932
5.500%	03/01/36	1	1,198
5.500%	03/01/36	1	1,356
5.500%	11/01/36	1	572
5.500%	08/01/37	1	1,517
5.500%	09/01/41	—(r)	432
5.500%	05/01/53	2,323	2,363,585
5.500%	09/01/53	3,904	3,968,627
5.500%	07/01/55	454	460,271
6.000%	11/01/32	1	1,369
6.000%	03/01/33	1	1,340
6.000%	04/01/33	2	1,585
6.000%	02/01/34	14	14,513
6.000%	08/01/34	1	1,164
6.000%	11/01/34	1	1,017
6.000%	11/01/34	60	62,377
6.000%	04/01/36	—(r)	7
6.000%	12/01/36	1	1,221
6.000%	01/01/37	—(r)	10
6.000%	02/01/37	2	1,853
6.000%	05/01/37	—(r)	25
6.000%	05/01/37	1	1,158
6.000%	05/01/38	21	22,102
6.000%	12/01/38	1	870
6.000%	04/01/39	1	1,353
6.000%	09/01/52	584	605,049
6.000%	12/01/52	583	602,059
6.000%	02/01/53	2,220	2,284,576
6.000%	07/01/54	3,063	3,182,760
6.000%	10/01/54	6,086	6,323,417
6.500%	07/01/32	1	770
6.500%	12/01/32	1	1,026
6.500%	07/01/36	—(r)	426
6.500%	10/01/36	1	1,245
6.500%	10/01/36	21	22,631
6.500%	11/01/36	1	837
6.500%	12/01/36	1	594
6.625%	11/15/30	855	964,109
6.793%	02/01/39	5	5,050
7.000%	01/01/31	—(r)	14
7.000%	04/01/32	—(r)	19
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1	776
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.846%, Floor 1.523%)
6.317%(c)	07/01/35	—(r)	414
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
6.280%(c)	08/01/37	—(r)	464
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.857% (Cap 11.111%, Floor 1.857%)
6.453%(c)	08/01/36	1	986
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.392%(c)	12/01/35	—(r)	221

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc.
2.500%	11/20/49	287	$249,115
3.000%	06/15/43	1	806
3.000%	09/20/43	161	148,949
3.000%	01/20/44	17	15,730
3.000%	05/20/45	973	888,978
3.000%	01/20/50	122	109,809
3.000%	10/20/51	6,819	6,134,835
3.500%	08/20/42	128	120,634
3.500%	05/20/43	87	82,062
3.500%	03/20/44	1	850
3.500%	05/20/46	1	1,225
3.500%	12/20/47	735	684,831
3.500%	12/20/49	—(r)	445
3.500%	12/20/49	1	1,228
3.500%	12/20/49	2	1,759
4.000%	01/20/26	—(r)	7
4.000%	10/20/40	12	11,529
4.000%	02/20/41	14	13,163
4.000%	03/20/41	54	52,686
4.000%	07/20/47	153	147,885
4.500%	05/15/39	1	1,281
4.500%	09/20/39	1	581
4.500%	05/20/40	100	100,725
4.500%	06/15/40	1	616
4.500%	07/15/40	—(r)	426
4.500%	07/15/40	1	1,204
4.500%	02/20/41	138	139,214
4.500%	03/20/41	328	330,680
4.500%	05/20/41	—(r)	467
4.500%	05/20/41	10	10,281
4.500%	06/20/41	2	1,815
4.500%	08/20/41	119	119,644
4.500%	02/20/42	1	561
4.500%	06/20/43	1	708
4.500%	06/20/44	1	656
4.500%	10/20/44	1	642
4.500%	01/20/45	1	590
4.500%	03/20/46	1	908
4.500%	05/20/46	1	744
5.000%	11/15/33	1	595
5.000%	08/15/39	2	1,607
5.000%	10/20/39	1	1,082
5.000%	07/15/40	2	1,712
5.000%	06/20/48	46	46,210
5.500%	10/20/32	—(r)	180
5.500%	03/20/34	1	641
5.500%	09/20/48	1	752
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	556	545,296

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $106,550,849)			107,505,758

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
1.875%	02/15/51	25,710	14,393,583
2.250%	08/15/49	913	573,763
2.375%	02/15/42	20,445	15,068,604

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.375%	05/15/51(h)(k)	10,500	$6,629,766
2.875%	05/15/49	5,900	4,240,625
3.375%	08/15/42	14,860	12,572,953
3.375%	11/15/48	5,040	3,993,413
4.000%	11/15/42	45,214	41,497,974
4.125%	08/15/44(h)(k)	97,430	89,559,483
4.125%	08/15/53	816	723,690
4.375%	08/15/43	3,285	3,141,795
4.625%	05/15/44(h)	10,340	10,167,128
4.625%	11/15/44(h)(k)	8,170	8,016,812
4.750%	11/15/43	20,162	20,190,353
4.750%	02/15/45	8,815	8,780,566
4.875%	08/15/45	455	460,048
5.000%	05/15/45(h)	26,815	27,564,982
U.S. Treasury Notes
3.250%	06/30/29	4	3,955
3.500%	09/30/26	270	269,821
3.500%	10/31/27	21,390	21,395,849
3.500%	02/15/33	12,295	11,953,045
3.625%	10/31/30	22,165	22,076,686
3.750%	05/15/28(k)	8,725	8,772,715
3.750%	10/31/32	19,580	19,375,022
3.875%	05/31/27	22,415	22,529,702
3.875%	06/30/30	2,670	2,690,442
4.000%	05/31/30	19,445	19,694,139
4.000%	06/30/32	16,575	16,679,889
4.000%	07/31/32	780	784,509
4.125%	05/31/32	12,990	13,165,568
4.250%	11/30/26(h)(k)	71,605	72,041,343
4.250%	05/15/35	26,530	26,770,428
U.S. Treasury Strips Coupon
2.262%(s)	08/15/41(k)	11,760	5,499,762
3.862%(s)	05/15/41(h)(k)	38,770	18,417,750
4.500%(s)	05/15/46	1,615	575,273
4.605%(s)	05/15/44(k)	26,280	10,427,246
4.751%(s)	05/15/43	11,945	5,030,038
4.795%(s)	11/15/42(k)	29,250	12,688,063
4.868%(s)	02/15/41	5,730	2,760,910
4.920%(s)	08/15/48	1,420	451,543
4.928%(s)	11/15/45	455	166,207
4.967%(s)	02/15/39	1,135	616,050
5.007%(s)	05/15/39	1,130	604,276
5.021%(s)	08/15/39	1,125	592,691
5.040%(s)	11/15/39(k)	1,125	584,033
5.046%(s)	11/15/43	5,950	2,429,820
5.056%(s)	02/15/40	1,120	572,460
5.069%(s)	05/15/40	1,120	565,180
5.095%(s)	08/15/40	1,120	555,741
5.104%(s)	11/15/40	1,115	545,293
5.156%(s)	02/15/42(k)	26,110	11,832,417
5.158%(s)	11/15/41	1,115	513,354
5.183%(s)	05/15/42	1,115	497,881
5.192%(s)	08/15/42	1,110	487,977
5.208%(s)	02/15/43	1,110	474,260
5.220%(s)	02/15/45	2,695	1,028,165
5.239%(s)	02/15/44	1,115	448,668
5.239%(s)	08/15/44	1,115	435,795
5.245%(s)	08/15/45	7,250	2,685,769

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
5.246%(s)	11/15/44	1,115	$430,309
5.247%(s)	08/15/43(k)	26,115	10,821,153

TOTAL U.S. TREASURY OBLIGATIONS (cost $628,781,988)			618,516,735

OPTIONS PURCHASED*~ — 0.0%
(cost $0)			26,599

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN—91.3% (cost $18,338,858,416)			21,193,657,936

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $0)			(21,454)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—91.3% (cost $18,338,858,416)			21,193,636,482

		Shares
SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUNDS — 9.4%
PGIM Core Ultra Short Bond Fund(wa)		1,872,855,888	1,872,855,888
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $294,926,245; includes $293,841,271 of cash collateral for securities on loan)(b)(wa)		295,103,307	294,926,245

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,167,782,133)			2,167,782,133

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
3.632%	04/23/26(h)	150	148,366
3.651%	03/05/26(k)	100,000	99,391,997
3.809%	01/20/26(h)	410	409,276

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,924,448)			99,949,639

OPTIONS PURCHASED*~ — 0.0%
(cost $1,400,536)			658,870

TOTAL SHORT-TERM INVESTMENTS (cost $2,269,107,117)			2,268,390,642

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—101.1% (cost $20,607,965,533)			23,462,027,124

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Value
OPTIONS WRITTEN*~ — (0.0)%
(premiums received $2,082,359)	$(1,444,261)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—101.1%
(cost $20,605,883,174)	23,460,582,863

Liabilities in excess of other assets(z) — (1.1)%	(258,245,299)

NET ASSETS — 100.0%	$23,202,337,564

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,265,133; cash collateral of $293,841,271 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par. (s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer	Date	Cost	Value	Net Assets
Diamond Sports Group LLC*	01/02/25	$70,103	$44,636	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-08/13/25	406,500	417,328	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/09/21	83,984	75,533	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/15/22	156,333	202,651	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	07/09/21-09/09/25	7,612,027	7,346,491	0.0
DISH DBS Corp., Sr. Sec’d. Notes, 144A, 5.750%, 12/01/28(a)	09/09/24-09/26/24	1,119,780	1,306,229	0.0
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/20/24	2,213,625	2,237,309	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/19/25-05/29/25	11,383,188	12,425,678	0.1

Total		$23,045,540	$24,055,856	0.1%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

					Notional
	Call/	Expiration			Amount
Description	Put	Date	Strike	Contracts	(000)#	Value
10 Year U.S. Treasury Notes Futures	Put	02/20/26	$111.00	450	450	$105,469

(cost $154,688)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		4,102	$3
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		23,952	19
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		8,205	7
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		47,905	38
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.32%	—	EUR	17,280	13,779
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	3,095	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	3,051	3
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	1,579	1
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	13,730	5,911
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		14,361	6,525
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		4,657	565
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		12,487	3,583
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		3,619	2,228
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		3,563	2,113
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		3,565	131
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		7,181	1,991
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.16%	—	EUR	17,280	1,557
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	4,737	7,648
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		3,581	8
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		3,565	21
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		25,696	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		7,111	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		14,361	24
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		7,181	9

Total OTC Traded (cost $253,118)								$46,164

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(T)	1 Day SOFR(T)/ 3.870%	21,880	$408
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.870%	3.61%(A)	11,390	26,590
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.870%	7.22%(A)	11,390	9
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	63,625	389,971
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	11,545	70,762
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	63,625	31
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	11,545	6
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	7,290	1,013
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	11,950	1,660
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	262,150	43,386

Total OTC Swaptions (cost $992,730)								$533,836

Total Options Purchased (cost $1,400,536)								$685,469

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.52%	—	EUR	17,280	$(2,955)
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	3,095	(1,152)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	3,051	(1,831)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	1,579	(1,191)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	13,730	(78,382)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		4,657	(10,204)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		12,487	(49,052)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		3,619	(22,617)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		3,563	(18,811)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		3,565	(99,319)
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.07%	—	EUR	17,280	(3,146)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		3,581	(33,332)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		3,565	(40,251)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		16,407	(61)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		14,361	(184,026)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		7,181	(191,791)

Total OTC Traded (premiums received $849,530)								$(738,121)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(T)/ 3.870%	2.37%(T)	43,760	$(70)
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	262,150	(123,855)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.870%	11,390	(14,164)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.870%	11,390	(7,290)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	63,625	(226,702)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	11,545	(41,136)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	63,625	(148,147)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	11,545	(26,882)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	7,290	(22,170)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	11,950	(36,343)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	146,000	(8,591)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	15,340	(903)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	56,890	(2,946)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	8,560	(443)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	12,280	(568)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	262,150	(12,119)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	78,620	$(55,265)

Total OTC Swaptions (premiums received $1,232,829)								$(727,594)

Total Options Written (premiums received $2,082,359)								$(1,465,715)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
216	3 Month Euro EURIBOR	Dec. 2026	$62,124,950	$(123,358)
144	3 Month EuroSTR	Mar. 2026	41,487,498	(1,323)
1,592	2 Year U.S. Treasury Notes	Mar. 2026	332,392,187	(61,416)
27	5 Year Canadian Government Bonds	Mar. 2026	2,228,575	(14,754)
7,179	5 Year U.S. Treasury Notes	Mar. 2026	784,698,370	(2,081,222)
48	10 Year Australian Treasury Bonds	Mar. 2026	3,507,081	7,985
43	10 Year Canadian Government Bonds	Mar. 2026	3,787,935	(41,040)
51	10 Year Euro-Bund	Mar. 2026	7,645,933	(104,333)
20	10 Year Japanese Bonds	Mar. 2026	16,906,282	(125,064)
165	10 Year Korean Treasury Bonds	Mar. 2026	12,933,810	78,192
92	10 Year U.K. Gilt	Mar. 2026	11,330,922	54,336
3,668	10 Year U.S. Treasury Notes	Mar. 2026	412,420,750	(2,049,218)
1,771	10 Year U.S. Ultra Treasury Notes	Mar. 2026	203,692,681	(529,176)
2,715	20 Year U.S. Treasury Bonds	Mar. 2026	313,837,032	(2,505,217)
838	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	98,884,000	(1,729,478)
957	Euro Schatz Index	Mar. 2026	120,103,125	(113,115)
1,176	Mini MSCI EAFE Index	Mar. 2026	170,643,480	1,035,396
581	Russell 2000 E-Mini Index	Mar. 2026	72,566,900	(1,622,181)
1,558	S&P 500 E-Mini Index	Mar. 2026	536,925,750	1,071,861

				(8,853,125)

Short Positions:
329	3 Month CME SOFR	Mar. 2026	79,217,031	(39,651)
216	3 Month Euro EURIBOR	Dec. 2028	61,801,300	88,781
286	2 Year U.S. Treasury Notes	Mar. 2026	59,713,672	25,648
376	3 Year Australian Treasury Bonds	Mar. 2026	26,345,864	(26,860)
294	5 Year Euro-Bobl	Mar. 2026	40,134,303	177,561
568	5 Year U.S. Treasury Notes	Mar. 2026	62,085,064	187,825
209	10 Year Euro-Bund	Mar. 2026	31,333,336	100,367
303	10 Year U.S. Treasury Notes	Mar. 2026	34,068,563	225,303
520	10 Year U.S. Ultra Treasury Notes	Mar. 2026	59,808,127	204,200
62	20 Year U.S. Treasury Bonds	Mar. 2026	7,166,813	64,661
187	30 Year Euro Buxl	Mar. 2026	24,200,235	173,060
37	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	4,366,000	61,943
91	British Pound Currency	Mar. 2026	7,654,238	(68,968)
85	Canadian Dollar Currency	Mar. 2026	6,215,200	(101,755)
933	Euro Currency	Mar. 2026	137,384,250	(857,383)
4	Euro-BTP Italian Government Bond	Mar. 2026	564,942	(4,043)
118	Euro-OAT	Mar. 2026	16,722,649	50,604

				261,293

				$(8,591,832)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Bond forward contract outstanding at December 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contract:
U.S. Treasury Bond 2.000%, 02/15/2050	CITI	06/12/26	83,815	$59.75	$50,082,306	$49,338,932	$—	$(743,374)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	GSI	AUD	1,325	$877,073	$884,053	$6,980	$—
Expiring 01/14/26	GSI	AUD	958	625,804	639,648	13,844	—
Expiring 01/14/26	MSI	AUD	671	438,177	448,100	9,923	—
Expiring 01/22/26	BNP	AUD	122	80,982	81,362	380	—
Expiring 01/22/26	GSI	AUD	3,442	2,275,887	2,297,286	21,399	—
Brazilian Real,
Expiring 02/03/26	GSI	BRL	125,909	23,094,750	22,778,864	—	(315,886)
British Pound,
Expiring 01/22/26	HSBC	GBP	63	85,613	85,580	—	(33)
Expiring 01/22/26	JPM	GBP	1,390	1,857,940	1,873,498	15,558	—
Expiring 01/22/26	MSI	GBP	2,276	2,977,783	3,067,812	90,029	—
Expiring 03/17/26	WBC	GBP	2,029	2,709,209	2,734,705	25,496	—
Canadian Dollar,
Expiring 01/14/26	CITI	CAD	1,567	1,123,595	1,142,695	19,100	—
Expiring 01/22/26	BARC	CAD	694	493,847	506,232	12,385	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	1,792,527	1,967,000	1,992,790	25,790	—
Chinese Renminbi,
Expiring 01/22/26	BNP	CNH	5,597	795,289	803,433	8,144	—
Expiring 01/22/26	GSI	CNH	5,706	811,077	819,152	8,075	—
Expiring 02/11/26	CITI	CNH	11,989	1,698,053	1,723,026	24,973	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	30,915,301	7,903,695	7,975,063	71,368	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	76,223	3,665,000	3,709,123	44,123	—
Expiring 03/17/26	CITI	CZK	18,708	910,994	911,112	118	—
Danish Krone,
Expiring 03/17/26	CITI	DKK	13,011	2,059,607	2,056,421	—	(3,186)
Expiring 03/17/26	GSI	DKK	5,511	872,148	870,953	—	(1,195)
Euro,
Expiring 01/22/26	BARC	EUR	9,258	10,894,921	10,891,923	—	(2,998)
Expiring 01/22/26	CITI	EUR	3,149	3,633,347	3,704,563	71,216	—
Expiring 01/22/26	CITI	EUR	1,571	1,846,000	1,848,585	2,585	—
Expiring 01/22/26	CITI	EUR	615	722,701	723,320	619	—
Expiring 01/22/26	GSI	EUR	1,951	2,282,450	2,295,006	12,556	—
Expiring 01/22/26	HSBC	EUR	11,048	12,998,396	12,997,111	—	(1,285)
Expiring 01/22/26	HSBC	EUR	4,674	5,490,927	5,498,090	7,163	—
Expiring 01/22/26	MSI	EUR	26,657	31,407,877	31,359,851	—	(48,026)
Expiring 01/22/26	MSI	EUR	7,958	9,295,725	9,361,554	65,829	—
Expiring 01/22/26	MSI	EUR	4,213	4,964,114	4,956,523	—	(7,591)
Expiring 01/22/26	MSI	EUR	2,504	2,918,708	2,945,939	27,231	—
Expiring 01/22/26	MSI	EUR	1,361	1,590,432	1,601,695	11,263	—
Expiring 01/22/26	MSI	EUR	475	554,194	559,365	5,171	—
Expiring 03/17/26	GSI	EUR	2,556	3,018,288	3,014,045	—	(4,243)
Expiring 03/17/26	MSI	EUR	437	514,679	514,823	144	—

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 02/11/26	CITI	HKD	36,099	$4,652,132	$4,645,107	$—	$(7,025)
Expiring 02/11/26	GSI	HKD	13,403	1,727,211	1,724,658	—	(2,553)
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	783,800	2,354,000	2,393,046	39,046	—
Expiring 01/22/26	DB	HUF	1,353,180	4,083,000	4,131,440	48,440	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	918,912	10,140,000	10,151,156	11,156	—
Expiring 03/18/26	BOA	INR	552,998	6,101,000	6,108,926	7,926	—
Expiring 03/18/26	CITI	INR	439,537	4,833,000	4,855,536	22,536	—
Expiring 03/18/26	JPM	INR	2,581,367	28,390,070	28,516,177	126,107	—
Expiring 03/18/26	UAG	INR	2,581,367	28,466,461	28,516,177	49,716	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	228,039,000	13,623,215	13,630,504	7,289	—
Israeli Shekel,
Expiring 01/14/26	CITI	ILS	9,039	2,741,908	2,838,096	96,188	—
Expiring 01/14/26	GSI	ILS	2,734	833,608	858,585	24,977	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	1,544,918	10,263,818	9,882,296	—	(381,522)
Expiring 01/22/26	BNP	JPY	187,848	1,247,989	1,201,599	—	(46,390)
Expiring 01/22/26	GSI	JPY	347,873	2,222,553	2,225,219	2,666	—
Expiring 01/22/26	HSBC	JPY	6,112	39,470	39,097	—	(373)
Expiring 01/22/26	MSI	JPY	551,725	3,666,416	3,529,190	—	(137,226)
Expiring 02/12/26	CITI	JPY	173,547	1,110,415	1,112,147	1,732	—
Expiring 02/12/26	GSI	JPY	223,254	1,458,051	1,430,683	—	(27,368)
Expiring 02/12/26	GSI	JPY	217,153	1,398,443	1,391,589	—	(6,854)
Expiring 02/12/26	GSI	JPY	183,997	1,183,760	1,179,112	—	(4,648)
Expiring 02/12/26	MSI	JPY	1,304,486	8,477,430	8,359,567	—	(117,863)
Mexican Peso,
Expiring 01/22/26	MSI	MXN	9,977	545,469	552,858	7,389	—
Expiring 01/22/26	MSI	MXN	4,329	236,037	239,919	3,882	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	73,883	2,334,000	2,348,564	14,564	—
Expiring 03/18/26	JPM	TWD	103,496	3,314,000	3,289,908	—	(24,092)
Expiring 03/18/26	MSI	TWD	185,141	5,943,700	5,885,206	—	(58,494)
Expiring 03/18/26	MSI	TWD	113,371	3,639,000	3,603,812	—	(35,188)
Expiring 03/18/26	MSI	TWD	108,670	3,494,000	3,454,383	—	(39,617)
New Zealand Dollar,
Expiring 01/14/26	MSI	NZD	1,064	612,060	612,903	843	—
Expiring 01/22/26	BNP	NZD	21,080	12,262,882	12,148,100	—	(114,782)
Expiring 01/22/26	BNP	NZD	3,927	2,272,114	2,262,993	—	(9,121)
Norwegian Krone,
Expiring 03/17/26	MSI	NOK	23,517	2,317,966	2,332,334	14,368	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	23,588	6,991,814	6,997,146	5,332	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	173,815	2,958,000	2,935,929	—	(22,071)
Expiring 03/18/26	JPM	PHP	210,337	3,559,000	3,552,824	—	(6,176)
Expiring 03/18/26	JPM	PHP	170,182	2,874,336	2,874,567	231	—
Polish Zloty,
Expiring 01/22/26	MSI	PLN	4,920	1,365,015	1,370,158	5,143	—
Singapore Dollar,
Expiring 02/11/26	CITI	SGD	5,832	4,519,817	4,549,909	30,092	—
Expiring 02/11/26	GSI	SGD	1,508	1,168,894	1,176,133	7,239	—
Expiring 03/18/26	DB	SGD	4,095	3,200,000	3,202,306	2,306	—
Expiring 03/18/26	HSBC	SGD	2,477	1,931,000	1,936,452	5,452	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/26	MSI	SGD	2,601	$2,028,000	$2,033,843	$5,843	$—
South African Rand,
Expiring 01/22/26	GSI	ZAR	117,655	6,961,710	7,093,927	132,217	—
Expiring 03/18/26	DB	ZAR	31,118	1,811,000	1,868,724	57,724	—
Expiring 03/18/26	GSI	ZAR	43,869	2,575,074	2,634,513	59,439	—
South Korean Won,
Expiring 02/11/26	MSI	KRW	2,465,685	1,703,767	1,709,989	6,222	—
Expiring 03/18/26	JPM	KRW	14,105,522	9,629,000	9,795,864	166,864	—
Expiring 03/18/26	MSI	KRW	1,995,161	1,358,500	1,385,580	27,080	—
Swedish Krona,
Expiring 01/22/26	BARC	SEK	63,691	6,870,022	6,926,064	56,042	—
Expiring 03/17/26	GSI	SEK	24,314	2,643,365	2,651,606	8,241	—
Expiring 03/17/26	MSI	SEK	71,111	7,695,569	7,755,272	59,703	—
Swiss Franc,
Expiring 03/17/26	CITI	CHF	2,599	3,308,285	3,307,771	—	(514)
Expiring 03/17/26	GSI	CHF	648	825,047	824,779	—	(268)
Expiring 03/17/26	MSI	CHF	15,629	19,834,282	19,892,321	58,039	—
Thai Baht,
Expiring 01/22/26	BNP	THB	52,355	1,660,326	1,664,060	3,734	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	156,041	3,576,000	3,602,302	26,302	—
Expiring 01/22/26	BARC	TRY	128,878	2,924,648	2,952,407	27,759	—
Expiring 01/22/26	BARC	TRY	119,672	2,722,913	2,741,521	18,608	—
Expiring 01/22/26	BNP	TRY	109,462	2,490,894	2,507,628	16,734	—
Expiring 01/22/26	BOA	TRY	156,195	3,567,000	3,578,221	11,221	—
Expiring 01/22/26	HSBC	TRY	119,672	2,721,241	2,741,521	20,280	—

				$440,915,979	$441,387,525	1,898,134	(1,426,588)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	419	$272,141	$279,845	$—	$(7,704)
Expiring 01/14/26	GSI	AUD	2,577	1,679,064	1,719,852	—	(40,788)
Expiring 01/14/26	WBC	AUD	198	129,255	132,081	—	(2,826)
Expiring 01/22/26	BARC	AUD	4,783	3,086,156	3,192,314	—	(106,158)
Expiring 01/22/26	BNP	AUD	19,588	13,064,267	13,073,754	—	(9,487)
Expiring 01/22/26	MSI	AUD	63	42,119	42,361	—	(242)
Brazilian Real,
Expiring 02/03/26	GSI	BRL	13,531	2,483,000	2,447,982	35,018	—
British Pound,
Expiring 01/22/26	BARC	GBP	83	112,616	112,377	239	—
Expiring 01/22/26	BNP	GBP	38,650	51,684,200	52,096,280	—	(412,080)
Expiring 01/22/26	BNY	GBP	10,751	14,290,749	14,490,972	—	(200,223)
Expiring 01/22/26	BNY	GBP	7,950	10,567,537	10,715,595	—	(148,058)
Expiring 01/22/26	BNY	GBP	961	1,262,388	1,295,128	—	(32,740)
Expiring 01/22/26	CITI	GBP	1,696	2,263,153	2,285,592	—	(22,439)
Expiring 01/22/26	GSI	GBP	1,701	2,274,433	2,292,701	—	(18,268)
Expiring 03/17/26	CITI	GBP	3,119	4,189,558	4,203,673	—	(14,115)
Expiring 03/17/26	CITI	GBP	1,041	1,400,234	1,403,067	—	(2,833)
Expiring 03/17/26	GSI	GBP	10,557	14,179,740	14,227,424	—	(47,684)
Expiring 03/17/26	MSI	GBP	10,278	13,722,271	13,851,827	—	(129,556)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 01/14/26	GSI	CAD	1,172	$838,534	$854,141	$—	$(15,607)
Expiring 01/14/26	MSI	CAD	170	121,658	123,937	—	(2,279)
Expiring 01/14/26	WBC	CAD	7,805	5,586,726	5,689,852	—	(103,126)
Expiring 01/22/26	BARC	CAD	13,609	9,714,697	9,925,259	—	(210,562)
Expiring 01/22/26	BNP	CAD	26,259	19,115,669	19,150,695	—	(35,026)
Expiring 01/22/26	BNP	CAD	1,563	1,136,320	1,139,645	—	(3,325)
Expiring 01/22/26	HSBC	CAD	92	66,694	67,084	—	(390)
Expiring 01/22/26	MSI	CAD	22	16,095	16,333	—	(238)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	12,178,327	13,238,463	13,538,899	—	(300,436)
Chinese Renminbi,
Expiring 02/11/26	GSI	CNH	11,298	1,605,679	1,623,816	—	(18,137)
Expiring 03/18/26	HSBC	CNH	103,228	14,690,324	14,866,723	—	(176,399)
Expiring 03/18/26	HSBC	CNH	28,319	4,030,086	4,078,479	—	(48,393)
Colombian Peso,
Expiring 03/18/26	MSI	COP	8,492,758	2,162,000	2,190,833	—	(28,833)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	56,172	2,718,000	2,733,393	—	(15,393)
Expiring 01/22/26	BNP	CZK	349,462	16,780,735	17,005,377	—	(224,642)
Expiring 01/22/26	CITI	CZK	50,890	2,463,000	2,476,372	—	(13,372)
Expiring 01/22/26	DB	CZK	43,024	2,089,000	2,093,593	—	(4,593)
Expiring 01/22/26	MSI	CZK	230,882	11,191,769	11,235,083	—	(43,314)
Expiring 03/17/26	MSI	CZK	18,747	907,613	913,027	—	(5,414)
Danish Krone,
Expiring 03/17/26	MSI	DKK	25,040	3,956,544	3,957,497	—	(953)
Euro,
Expiring 01/22/26	BARC	EUR	689	804,144	810,301	—	(6,157)
Expiring 01/22/26	BNP	EUR	697	819,354	819,595	—	(241)
Expiring 01/22/26	BNY	EUR	1,740	2,016,665	2,046,538	—	(29,873)
Expiring 01/22/26	CITI	EUR	1,952	2,278,914	2,295,962	—	(17,048)
Expiring 01/22/26	DB	EUR	130,978	152,239,118	154,086,210	—	(1,847,092)
Expiring 01/22/26	DB	EUR	44,999	52,303,236	52,937,822	—	(634,586)
Expiring 01/22/26	HSBC	EUR	12,870	15,106,326	15,140,569	—	(34,243)
Expiring 01/22/26	HSBC	EUR	2,611	3,012,374	3,072,230	—	(59,856)
Expiring 01/22/26	JPM	EUR	33,748	39,431,179	39,702,495	—	(271,316)
Expiring 01/22/26	JPM	EUR	2,453	2,835,309	2,886,285	—	(50,976)
Expiring 01/22/26	MSI	EUR	166,123	195,230,053	195,431,106	—	(201,053)
Expiring 01/22/26	MSI	EUR	2,075	2,422,213	2,441,585	—	(19,372)
Expiring 01/22/26	MSI	EUR	1,247	1,459,879	1,467,145	—	(7,266)
Expiring 01/22/26	MSI	EUR	546	638,328	642,760	—	(4,432)
Expiring 01/22/26	SSB	EUR	98,234	115,121,106	115,564,658	—	(443,552)
Expiring 01/22/26	SSB	EUR	33,918	39,748,659	39,901,807	—	(153,148)
Expiring 01/22/26	UAG	EUR	98,234	114,796,443	115,564,657	—	(768,214)
Expiring 03/17/26	GSI	EUR	766	905,371	903,919	1,452	—
Expiring 03/17/26	WBC	EUR	8,113	9,566,128	9,568,753	—	(2,625)
Hungarian Forint,
Expiring 01/22/26	BNP	HUF	2,532,785	7,721,163	7,732,932	—	(11,769)
Expiring 01/22/26	JPM	HUF	1,309,576	3,986,000	3,998,313	—	(12,313)
Expiring 01/22/26	JPM	HUF	814,258	2,445,000	2,486,040	—	(41,040)
Japanese Yen,
Expiring 01/22/26	CITI	JPY	356,346	2,275,646	2,279,417	—	(3,771)
Expiring 01/22/26	GSI	JPY	354,149	2,273,274	2,265,365	7,909	—
Expiring 01/22/26	HSBC	JPY	1,965,052	12,649,227	12,569,743	79,484	—
Expiring 01/22/26	HSBC	JPY	23,323	148,635	149,190	—	(555)
Expiring 01/22/26	JPM	JPY	99,241	638,636	634,809	3,827	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/12/26	CITI	JPY	129,825	$847,858	$831,964	$15,894	$—
Expiring 02/12/26	WBC	JPY	162,430	1,055,530	1,040,906	14,624	—
Mexican Peso,
Expiring 01/22/26	MSI	MXN	183,102	10,123,832	10,146,670	—	(22,838)
New Zealand Dollar,
Expiring 01/22/26	BARC	NZD	1,962	1,136,320	1,130,943	5,377	—
Norwegian Krone,
Expiring 03/17/26	CITI	NOK	436	43,212	43,202	10	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	7,315	2,163,000	2,169,975	—	(6,975)
Expiring 03/18/26	CITI	PEN	6,768	2,005,458	2,007,519	—	(2,061)
Expiring 03/18/26	CITI	PEN	4,785	1,414,500	1,419,431	—	(4,931)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	21,817	5,980,000	6,076,199	—	(96,199)
Expiring 01/22/26	JPM	PLN	10,666	2,909,000	2,970,704	—	(61,704)
Expiring 01/22/26	MSI	PLN	15,733	4,289,893	4,381,861	—	(91,968)
Expiring 01/22/26	MSI	PLN	6,846	1,874,286	1,906,687	—	(32,401)
Expiring 01/22/26	UAG	PLN	6,497	1,785,714	1,809,462	—	(23,748)
Singapore Dollar,
Expiring 01/22/26	MSI	SGD	13,775	10,690,668	10,732,096	—	(41,428)
Expiring 03/18/26	MSI	SGD	88,953	69,135,556	69,554,598	—	(419,042)
South African Rand,
Expiring 01/22/26	MSI	ZAR	8,836	529,851	532,762	—	(2,911)
Expiring 03/18/26	MSI	ZAR	62,324	3,708,982	3,742,807	—	(33,825)
South Korean Won,
Expiring 02/11/26	GSI	KRW	2,469,107	1,706,775	1,712,362	—	(5,587)
Expiring 03/18/26	BOA	KRW	2,710,604	1,851,000	1,882,434	—	(31,434)
Expiring 03/18/26	CITI	KRW	27,401,066	18,710,696	19,029,221	—	(318,525)
Swiss Franc,
Expiring 01/22/26	BNP	CHF	1,822	2,269,936	2,306,101	—	(36,165)
Expiring 01/22/26	HSBC	CHF	8,628	10,890,574	10,918,301	—	(27,727)
Expiring 01/22/26	JPM	CHF	397	501,468	502,540	—	(1,072)
Expiring 01/22/26	SSB	CHF	301	381,389	381,209	180	—
Expiring 03/17/26	MSI	CHF	667	846,838	848,963	—	(2,125)
Expiring 03/17/26	WBC	CHF	749	949,970	952,824	—	(2,854)
Thai Baht,
Expiring 03/18/26	HSBC	THB	425,592	13,509,142	13,587,037	—	(77,895)
Expiring 03/18/26	JPM	THB	89,484	2,849,000	2,856,778	—	(7,778)
Expiring 03/18/26	MSI	THB	69,219	2,209,000	2,209,819	—	(819)

				$1,208,374,315	$1,216,628,444	164,014	(8,418,143)

						$2,062,148	$(9,844,731)

Cross currency exchange contracts outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	AUD	3,428	EUR	1,953	$—	$(8,988)	BNP
01/22/26	Buy	CZK	16,836	EUR	690	7,232	—	MSI
01/22/26	Buy	PLN	2,950	EUR	697	1,962	—	MSI
01/22/26	Buy	SEK	21,187	EUR	1,951	9,127	—	BNP

						$18,321	$(8,988)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000	%(Q)	500	$36,527	$239	$36,288	DB
Dominican Republic	12/20/30	1.000	%(Q)	500	9,300	239	9,061	DB
Emirate of Abu Dhabi	12/20/30	1.000	%(Q)	500	(16,723)	239	(16,962)	DB
Federal Republic of Nigeria	12/20/30	1.000	%(Q)	500	43,924	239	43,685	DB
Federation of Malaysia	12/20/30	1.000	%(Q)	500	(14,247)	239	(14,486)	DB
Federative Republic of Brazil	12/20/30	1.000	%(Q)	2,250	37,495	1,076	36,419	DB
Kingdom of Bahrain	12/20/30	1.000	%(Q)	500	17,927	239	17,688	DB
Kingdom of Morocco	12/20/30	1.000	%(Q)	500	(7,178)	239	(7,417)	DB
Kingdom of Saudi Arabia	12/20/30	1.000	%(Q)	2,250	(34,011)	1,076	(35,087)	DB
People’s Republic of China	12/20/30	1.000	%(Q)	2,250	(58,454)	1,076	(59,530)	DB
Republic of Argentina	12/20/30	1.000	%(Q)	500	105,345	239	105,106	DB
Republic of Chile	12/20/30	1.000	%(Q)	1,000	(26,417)	478	(26,895)	DB
Republic of Colombia	12/20/30	1.000	%(Q)	1,500	70,456	717	69,739	DB
Republic of Indonesia	12/20/30	1.000	%(Q)	1,750	(25,133)	837	(25,970)	DB
Republic of Ivory Coast	12/20/30	1.000	%(Q)	500	33,001	239	32,762	DB
Republic of Panama	12/20/30	1.000	%(Q)	750	8,032	359	7,673	DB
Republic of Peru	12/20/30	1.000	%(Q)	750	(10,322)	359	(10,681)	DB
Republic of Philippines	12/20/30	1.000	%(Q)	750	(14,898)	359	(15,257)	DB
Republic of South Africa	12/20/30	1.000	%(Q)	2,250	34,438	1,076	33,362	DB
Republic of Turkey	12/20/30	1.000	%(Q)	2,250	101,557	1,076	100,481	DB
Sultanate of Oman	12/20/30	1.000	%(Q)	500	(7,339)	239	(7,578)	DB
United Mexican States	12/20/30	1.000	%(Q)	2,250	(10,963)	1,076	(12,039)	DB

					$272,317	$11,955	$260,362

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	25,000	1.242%	$(261,879)	$(14,344)	$(247,535)	DB

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(17,112)	$(5,640)	$(11,472)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(17,824)	(4,926)	(12,898)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	2,767	29,562	(26,795)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		9,700	(135,753)	(64,591)	(71,162)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(6,788)	5,134	(11,922)	BNP
Republic of France	12/20/30	0.250%(Q)		830	(4,310)	(2,464)	(1,846)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(15,863)	(9,895)	(5,968)	BARC
Republic of Italy	12/20/30	1.000%(Q)		1,245	(41,418)	(46,707)	5,289	BARC
Republic of South Africa	12/20/28	1.000%(Q)		2,000	(14,588)	35,647	(50,235)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		1,600	(11,671)	92,857	(104,528)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	12/20/28	1.000%(Q)	1,200	$(8,753)	$68,156	$(76,909)	MSI

				$(271,313)	$97,133	$(368,446)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,140	0.348%	$31,186	$28,082	$3,104	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		571	0.138%	4,890	3,972	918	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	705	0.215%	3,295	2,633	662	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,855	0.284%	27,571	25,756	1,815	GSI
Federative Republic of Brazil	06/20/26	1.000%(Q)		450	0.488%	1,203	1,252	(49)	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		282	0.166%	2,340	2,295	45	MSI
Kingdom of Norway	12/20/26	—%(Q)		900	0.047%	(409)	(434)	25	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		235	0.231%	459	388	71	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		235	0.238%	903	810	93	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	636	0.028%	3,635	3,379	256	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	500	0.028%	(76)	(55)	(21)	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		1,474	0.242%	5,640	5,177	463	BARC
Oracle Corp.	06/20/30	1.000%(Q)		510	1.367%	(7,385)	10,382	(17,767)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		1,590	0.367%	33,433	13,709	19,724	JPM
Republic of Estonia	12/20/26	1.000%(Q)		250	0.199%	1,995	458	1,537	JPM
Republic of France	12/20/30	0.250%(Q)		830	0.298%	(1,768)	(5,075)	3,307	BARC
Republic of France	06/20/34	0.250%(Q)		855	0.538%	(17,704)	(15,958)	(1,746)	CITI
Republic of France	12/20/34	0.250%(Q)		20,000	0.566%	(475,587)	(542,493)	66,906	BOA
Republic of France	12/20/34	0.250%(Q)		2,655	0.566%	(63,134)	(57,062)	(6,072)	BOA
Republic of France	06/20/35	0.250%(Q)		1,870	0.590%	(50,003)	(63,328)	13,325	BARC
Republic of France	06/20/35	0.250%(Q)		1,330	0.590%	(35,564)	(45,041)	9,477	BARC
Republic of Italy	12/20/30	1.000%(Q)		1,245	0.281%	41,418	35,000	6,418	BARC
Republic of Italy	12/20/34	1.000%(Q)		470	0.542%	16,427	(2,620)	19,047	CITI
Republic of Italy	12/20/34	1.000%(Q)		470	0.542%	16,427	(2,620)	19,047	CITI
Republic of Panama	06/20/26	1.000%(Q)		339	0.459%	953	791	162	CITI
Republic of Romania	12/20/26	1.000%(Q)		93	0.379%	581	444	137	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		918	0.115%	8,068	7,827	241	MSI
Slovak Republic	12/20/27	1.000%(Q)		330	0.155%	5,446	5,244	202	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		273	0.187%	2,209	2,169	40	MSI
State of Qatar	12/20/26	1.000%(Q)		565	0.084%	5,137	4,766	371	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	2,425	0.049%	2,900	1,754	1,146	BARC

						$(435,514)	$(578,398)	$142,884

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	25,600	0.500%	$572,716	$586,791	$14,075
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	104,020	0.500%	2,191,037	2,384,296	193,259

					$2,763,753	$2,971,087	$207,334

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,250	*	$(25,436)	$(28,139)	$2,703	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,000	*	(22,609)	(48,649)	26,040	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	6,400	*	11,631	7,474	4,157	GSI

					$(36,414)	$(69,314)	$32,900

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.121%	$(12,034)	$(17,228)	$(5,194)
AUD	2,175	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.121%	(43,157)	(68,776)	(25,619)
AUD	3,735	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 4.121%	(112,614)	(191,586)	(78,972)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.121%	111,381	(111,895)	(223,276)
AUD	2,860	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 4.121%	(130,157)	(200,912)	(70,755)
AUD	3,690	12/03/33	2.800%(S)	6 Month BBSW(1)(S)/ 4.121%	280,176	308,827	28,651
AUD	7,285	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.121%	(486,971)	(673,731)	(186,760)
AUD	4,180	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.121%	—	(93,749)	(93,749)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.121%	(15,459)	(20,848)	(5,389)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.121%	(49,212)	(113,676)	(64,464)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.300%	562	(2,178)	(2,740)
CAD	4,265	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.300%	43,340	71,680	28,340
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 2.300%	(2,142)	15,606	17,748
CAD	2,890	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	49,962	64,617	14,655
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	(3,983)	29,761	33,744
CAD	2,030	12/03/34	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	57,598	48,256	(9,342)
CAD	3,430	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	90,123	75,636	(14,487)
CAD	915	12/03/50	3.350%(S)	1 Day CORRA(2)(S)/ 2.300%	15,040	(22,919)	(37,959)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(64,090)	(64,090)
CHF	1,495	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.079)%	(117,193)	(128,027)	(10,834)
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ (0.079)%	17,290	42,065	24,775
CHF	730	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(18,161)	(18,161)
CHF	3,495	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.079)%	610,705	623,684	12,979
CHF	3,245	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(30,788)	(30,788)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(2,979)	(2,979)
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.800%	—	(1,699)	(1,699)
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(89)	107,868	107,957
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	224,464	224,464
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	29,029	29,029
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	54,314	137,530	83,216
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	45,059	45,059
CNH	519,630	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	2,699,141	2,805,067	105,926
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	2,664	61,785	59,121
CNH	17,000	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	6,525	(5,276)	(11,801)
CNH	5,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	(1,786)	(1,786)
CNH	72,580	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(42,439)	(31,900)	10,539
CNH	163,000	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	(128,998)	(128,998)
CNH	30,000	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	(82)	(82)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(17,895)	(17,895)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.237%	(20,754)	(47,925)	(27,171)
DKK	3,000	07/10/34	3.200%(A)	6 Month CIBOR(2)(S)/ 2.237%	26,421	8,814	(17,607)
DKK	1,700	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.237%	7,362	3,884	(3,478)
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(45,863)	(45,863)
EUR	1,495	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	6,052	6,052
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(237,919)	(221,733)	16,186

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	11,050	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.921%	$(347,011)	$(183,106)	$163,905
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	114,501	114,501
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.921%	201	265	64
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	168,865	79,430	(89,435)
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	(26,580)	(26,580)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	244,141	244,141
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(239,632)	(239,632)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	579,064	579,064
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(568,444)	(568,444)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	(547,410)	(547,410)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	224,728	224,728
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(218,011)	(218,011)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.107%	1,426	44,526	43,100
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	(768)	(7,381)	(6,613)
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(229,421)	(320,160)	(90,739)
EUR	4,615	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.921%	90,126	(236,142)	(326,268)
EUR	2,640	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.107%	(1,876)	269,374	271,250
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(64,763)	70,706	135,469
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(79,241)	228,498	307,739
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.726%	336,565	460,243	123,678
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.726%	(130,135)	(189,885)	(59,750)
GBP	270	05/08/28	4.100%(A)	1 Day SONIA(1)(A)/ 3.726%	(3,544)	(4,773)	(1,229)
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.726%	70,730	54,892	(15,838)
GBP	2,315	05/08/30	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	20,921	38,058	17,137
GBP	1,350	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(104,023)	255,421	359,444
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(13,825)	113,520	127,345
GBP	2,145	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.726%	(28,365)	11,638	40,003
GBP	2,320	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.726%	(393,430)	(589,520)	(196,090)
GBP	2,320	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(38,170)	(17,745)	20,425
GBP	4,640	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	(173,113)	(195,818)	(22,705)
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	45,602	(176,706)	(222,308)
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.726%	420,545	592,727	172,182
GBP	1,225	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.726%	82,646	95,025	12,379
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	203,386	(3,402,130)	(3,605,516)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 3.726%	385,636	573,269	187,633
GBP	775	05/08/50	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(87,362)	(86,909)	453
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	(285,712)	(365,538)	(79,826)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(7,835)	(46,964)	(39,129)
GBP	2,220	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(176,264)	(278,857)	(102,593)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.390%	—	(37,254)	(37,254)
ILS	1,600	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.250%	462	5,270	4,808
ILS	2,115	07/08/34	4.000%(A)	1 Day SHIR(2)(A)/ 4.250%	(5,646)	7,405	13,051
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	2,581	(15,405)	(17,986)
JPY	1,560,000	07/08/26	0.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(9,021)	(24,098)	(15,077)
JPY	2,415,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(82,873)	(121,817)	(38,944)
JPY	857,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	67,613	67,613
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(39,301)	(39,301)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(45,546)	(105,170)	(59,624)
JPY	1,505,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.727%	(35,920)	(232,038)	(196,118)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	59,416	79,114	19,698
JPY	720,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(43,348)	(138,422)	(95,074)
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.727%	8,069	(399,495)	(407,564)
JPY	5,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.727%	154	1,211	1,057
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.727%	(152,749)	(355,137)	(202,388)
JPY	400,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(28,170)	(108,725)	(80,555)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(93,517)	(175,379)	(81,862)
JPY	1,626,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.727%	36,346	(562,121)	(598,467)
JPY	345,000	07/08/35	1.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(33,670)	(136,722)	(103,052)
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.727%	(44,047)	(99,705)	(55,658)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	$(96,635)	$(173,739)	$(77,104)
JPY	539,865	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.727%	20,746	(308,584)	(329,330)
JPY	515,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(87,884)	(320,290)	(232,406)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.727%	18,719	(955,209)	(973,928)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(91,863)	(91,863)
JPY	470,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.727%	(3,287)	(402,389)	(399,102)
JPY	170,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(58,072)	(151,407)	(93,335)
JPY	320,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(16,323)	(16,323)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.727%	38,278	(765,933)	(804,211)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(39,068)	(122,610)	(83,542)
JPY	170,000	07/08/49	1.700%(A)	1 Day TONAR(2)(A)/ 0.727%	(1,789)	(185,083)	(183,294)
JPY	150,000	07/08/50	1.700%(A)	1 Day TONAR(2)(A)/ 0.727%	(74,257)	(173,621)	(99,364)
JPY	223,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	22,969	(620,642)	(643,611)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(103,051)	(103,051)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	96,356	96,356
JPY	625,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(17,236)	(831,121)	(813,885)
JPY	310,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(243,023)	(428,017)	(184,994)
JPY	220,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(89,957)	(89,957)
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	993	993
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(305,090)	(305,090)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(9,794)	(2,497)	7,297
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	2,402	2,402
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	1,321	(10,272)	(11,593)
KRW	13,878,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	436,639	(43,701)	(480,340)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	31,473	31,473
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	1,402	1,402
MXN	24,000	12/06/34	9.100%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	49,216	85,870	36,654
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(29,444)	(29,444)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.515%	—	(39,676)	(39,676)
NZD	2,260	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.515%	61,462	40,959	(20,503)
NZD	3,540	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.515%	—	27,897	27,897
PLN	26,000	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 3.870%	(51,388)	230,553	281,941
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 3.870%	297	10,717	10,420
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 3.870%	—	(14,799)	(14,799)
SEK	23,000	07/10/27	3.600%(A)	3 Month STIBOR(2)(Q)/ 1.958%	38,656	87,996	49,340
SEK	17,480	07/10/28	3.450%(A)	3 Month STIBOR(2)(Q)/ 1.958%	58,963	78,085	19,122
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 1.958%	—	(90,033)	(90,033)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.895%	(2,844)	(42,882)	(40,038)
SGD	1,070	09/10/34	2.450%(S)	1 Day SORA(2)(S)/ 0.895%	(14,204)	20,227	34,431
SGD	705	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.895%	27,625	14,616	(13,009)
SGD	300	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 0.895%	—	(10,298)	(10,298)
SGD	630	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(23,488)	(23,488)
SGD	1,270	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(47,371)	(47,371)
SGD	865	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.895%	—	(30,606)	(30,606)
THB	248,805	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.246%	—	(282)	(282)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	3,404	3,404
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	74,025	74,025
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	60,936	60,936
THB	109,455	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.246%	37,180	246,312	209,132
THB	12,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	21,586	21,586
THB	59,645	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.246%	126,015	143,740	17,725
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	20,752	20,752
	3,850	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.870%	—	29,272	29,272
	116,965	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	224,710	748,256	523,546
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	11,105	17,785	6,680
	127,025	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(730,212)	(730,212)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
128,030	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	$—	$(16,884)	$(16,884)
16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	3,019	(160,323)	(163,342)
64,660	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	10,956	1,032,788	1,021,832
40,240	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(42,786)	(1,115,312)	(1,072,526)
800	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(17,255)	(17,255)
2,850	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(35,650)	(35,650)
1,690	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(10,366)	(10,366)
2,650	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	28,228	28,228
3,405	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.870%	(140,784)	(80,949)	59,835
1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.870%	(540,576)	(633,312)	(92,736)
34,290	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(237,473)	(2,035,370)	(1,797,897)
17,090	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(257,480)	(1,014,420)	(756,940)
14,071	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.870%	—	596,263	596,263
420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.870%	—	11,380	11,380
805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.870%	(4,507)	(46,471)	(41,964)
4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	2,264,076	2,443,774	179,698
1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	572,115	642,969	70,854
11,215	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	74,732	446,591	371,859
63,140	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	923,405	2,514,294	1,590,889
853	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.870%	—	71,052	71,052
30,360	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	235,350	2,338,193	2,102,843
11,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	189,270	913,789	724,519
31,800	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.870%	(582,624)	312,709	895,333
1,590	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.870%	(31,409)	15,636	47,045
37,365	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.870%	1,347,796	2,148,837	801,041
2,655	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.870%	129,594	152,688	23,094
870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.870%	9,031	106,673	97,642
1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.870%	5,948	71,940	65,992

				$6,394,866	$19,739	$(6,375,127)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL	14,979	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(52,819)	$—	$(52,819)	GSI
BRL	14,979	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	49,323	—	49,323	GSI
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	12,871	—	12,871	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	13,084	—	13,084	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(9,062)	(22)	(9,040)	HSBC
MYR	13,000	12/19/29	3.560%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	29,396	10	29,386	MSI
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	13,327	(2)	13,329	MSI
MYR	1,855	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	5,910	—	5,910	JPM
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	3,289	(6)	3,295	GSI
MYR	5,000	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(22,728)	(3)	(22,725)	JPM

					$42,591	$(23)	$42,614

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.650%	ML	04/01/26	80,621	$(8,174)	$—	$(8,174)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	30,140	(550,898)	—	(550,898)

					$(559,072)	$—	$(559,072)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$407,083	$(960,074)	$826,190	$(1,522,483)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$19,260,129
GSI	4,224,000	—
MLC	—	29,093,574
MS	—	89,452,797

Total	$4,224,000	$137,806,500

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$2,298,172,380	$—	$—
Fixed Income	3,911,682,967	—	—
International Equity	58,669,593	—	—
Common Stocks	6,158,233,302	2,163,833,523	5
Preferred Stocks	123,812	12,336,070	—
Unaffiliated Exchange-Traded Funds	3,101,436,662	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Warrants	$—	$1	$—
Asset-Backed Securities
Automobiles	—	9,068,123	—
Collateralized Loan Obligations	—	1,121,937,894	—
Consumer Loans	—	7,197,487	—
Credit Cards	—	1,489,532	—
Home Equity Loans	—	1,865,175	—
Other	—	3,217,304	—
Residential Mortgage-Backed Securities	—	66,902	—
Student Loans	—	117,938	—
Commercial Mortgage-Backed Securities	—	110,692,289	—
Corporate Bonds	—	1,039,389,633	—
Floating Rate and Other Loans	—	28,887,614	—
Municipal Bonds	—	7,081,085	—
Residential Mortgage-Backed Securities	—	13,359,962	—
Sovereign Bonds	—	418,749,591	—
U.S. Government Agency Obligations.	—	107,505,758	—
U.S. Treasury Obligations	—	618,516,735	—
Options Purchased	—	26,599	—
Short-Term Investments
Affiliated Mutual Funds	2,167,782,133	—	—
U.S. Treasury Obligations	—	99,949,639	—
Options Purchased	105,469	553,401	—

Total	$17,696,206,318	$5,765,842,255	$ 5

Liabilities
Long-Term Investments
Options Written	$—	$(21,454)	$—
Short-Term Investments
Options Written	$—	$(1,444,261)	$—

Total	$—	$(1,465,715)	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,607,723	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,062,148	—
OTC Cross Currency Exchange Contracts	—	18,321	—
OTC Packaged Credit Default Swap Agreements	—	498,002	—
Centrally Cleared Credit Default Swap Agreements	—	207,334	—
OTC Credit Default Swap Agreements	—	230,514	—
Centrally Cleared Interest Rate Swap Agreements	—	14,425,493	—
OTC Interest Rate Swap Agreements	—	127,200	—

Total	$3,607,723	$17,569,012	$—

Liabilities
Futures Contracts	$(12,199,555)	$—	$—
OTC Bond Forward Contract	—	(743,374)	—
OTC Forward Foreign Currency Exchange Contracts	—	(9,844,731)	—
OTC Cross Currency Exchange Contracts	—	(8,988)	—
OTC Packaged Credit Default Swap Agreements	—	(487,564)	—
OTC Credit Default Swap Agreements	—	(973,755)	—
Centrally Cleared Interest Rate Swap Agreements	—	(20,800,620)	—
OTC Interest Rate Swap Agreements	—	(84,609)	—
OTC Total Return Swap Agreements	—	(559,072)	—

Total	$(12,199,555)	$(33,502,713)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	36.4%
Unaffiliated Exchange-Traded Funds	13.4
Collateralized Loan Obligations	4.8
Banks	3.8
Semiconductors & Semiconductor Equipment	3.7
U.S. Treasury Obligations	3.1
Software	2.5
Interactive Media & Services	2.0
Sovereign Bonds	1.8
Technology Hardware, Storage & Peripherals	1.8
Pharmaceuticals	1.7
Capital Markets	1.3
Insurance	1.2
Aerospace & Defense	1.2
Oil, Gas & Consumable Fuels	1.1
Broadline Retail	1.0
Financial Services	0.9
Automobiles	0.9
Machinery	0.7
Biotechnology	0.7
Specialty Retail	0.6
Health Care Equipment & Supplies	0.6
Consumer Staples Distribution & Retail	0.6
Electric Utilities	0.6
Electrical Equipment	0.6
Hotels, Restaurants & Leisure	0.6
Entertainment	0.6
Health Care Providers & Services	0.5
Metals & Mining	0.5
Commercial Mortgage-Backed Securities	0.5
IT Services	0.5
U.S. Government Agency Obligations	0.5
Electric	0.4
Chemicals	0.4
Textiles, Apparel & Luxury Goods	0.4
Diversified Telecommunication Services	0.3
Multi-Utilities	0.3
Food Products	0.3
Electronic Equipment, Instruments & Components	0.3
Ground Transportation	0.3
Trading Companies & Distributors	0.3
Consumer Finance	0.3
Media	0.3
Industrial Conglomerates	0.3
Communications Equipment	0.3
Beverages	0.3
Oil & Gas	0.3
Telecommunications	0.3
Life Sciences Tools & Services	0.2
Building Products	0.2
Tobacco	0.2

Pipelines	0.2%
Real Estate Investment Trusts (REITs)	0.2
Household Products	0.2
Professional Services	0.2
Construction & Engineering	0.2
Commercial Services	0.2
Specialized REITs	0.2
Household Durables	0.2
Industrial REITs	0.2
Personal Care Products	0.2
Retail	0.1
Real Estate Management & Development	0.1
Auto Manufacturers	0.1
Commercial Services & Supplies	0.1
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Air Freight & Logistics	0.1
Foods	0.1
Diversified Financial Services	0.1
Healthcare-Services	0.1
Passenger Airlines	0.1
Automobile Components	0.1
Health Care REITs	0.1
Marine Transportation	0.1
Energy Equipment & Services	0.1
Auto Parts & Equipment	0.1
Gas Utilities	0.1
Healthcare-Products	0.1
Holding Companies-Diversified	0.1
Transportation	0.1
Mining	0.1
Building Materials	0.1
Retail REITs	0.1
Packaging & Containers	0.1
Home Builders	0.1
Real Estate	0.1
Internet	0.1
Residential Mortgage-Backed Securities	0.0	*
Diversified Consumer Services	0.0	*
Diversified REITs	0.0	*
Electrical Components & Equipment	0.0	*
Residential REITs	0.0	*
Engineering & Construction	0.0	*
Containers & Packaging	0.0	*
Lodging	0.0	*
Consumer Loans	0.0	*
Municipal Bonds	0.0	*
Transportation Infrastructure	0.0	*
Semiconductors	0.0	*
Multi-National	0.0	*
Iron/Steel	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Computers	0.0	*%
Airlines	0.0	*
Miscellaneous Manufacturing	0.0	*
Leisure Time	0.0	*
Investment Companies	0.0	*
Leisure Products	0.0	*
Hotel & Resort REITs	0.0	*
Electronics	0.0	*
Agriculture	0.0	*
Other	0.0	*
Health Care Technology	0.0	*
Gas	0.0	*
Coal	0.0	*
Distributors	0.0	*
Distribution/Wholesale	0.0	*
Housewares	0.0	*
Savings & Loans	0.0	*

Home Equity Loans	0.0	*
Machinery-Diversified	0.0	*
Office REITs	0.0	*%
Trucking & Leasing	0.0	*
Credit Cards	0.0	*
Water Utilities	0.0	*
Apparel	0.0	*
Environmental Control	0.0	*
Water	0.0	*
Office/Business Equipment	0.0	*
Options Purchased	0.0	*
Energy-Alternate Sources	0.0	*
Student Loans	0.0	*

	101.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$8,174
Credit contracts	Due from/to broker-variation margin swaps	207,334	*	—	—
Credit contracts	Premiums paid for OTC swap agreements	407,073		Premiums received for OTC swap agreements	960,041
Credit contracts	Unaffiliated investments	46,059		Options written outstanding, at value	263,203
Credit contracts	Unrealized appreciation on OTC swap agreements	698,992		Unrealized depreciation on OTC swap agreements	878,827
Equity contracts	Due from/to broker-variation margin futures	2,107,257	*	Due from/to broker-variation margin futures	1,622,181	*
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,028,106	*
Foreign exchange contracts	Unaffiliated investments	30,761		Options written outstanding, at value	732,020
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	18,321		Unrealized depreciation on OTC cross currency exchange contracts	8,988
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,062,148		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,844,731
Interest rate contracts	Due from/to broker-variation margin futures	1,500,466	*	Due from/to broker-variation margin futures	9,549,268	*
Interest rate contracts	Due from/to broker-variation margin swaps	14,425,493	*	Due from/to broker-variation margin swaps	20,800,620	*

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Premiums paid for OTC swap agreements	$10	Premiums received for OTC swap agreements	$33
Interest rate contracts	Unaffiliated investments	608,649	Options written outstanding, at value	470,492
Interest rate contracts	—	—	Unrealized depreciation on OTC bond forward contracts	743,374
Interest rate contracts	Unrealized appreciation on OTC swap agreements	127,198	Unrealized depreciation on OTC swap agreements	635,482

		$22,239,761		$47,545,540

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$—	$2,157,425
Credit contracts	(1,417,185)	2,086,121	—	—	—	(2,256,164)
Equity contracts	—	—	104,572,492	—	—	—
Foreign exchange contracts	(1,253,583)	6,085,708	(13,198,537)	—	(50,414,333)	—
Interest rate contracts	(12,155)	204,588	40,087,151	541,086	—	(3,018,316)

Total	$(2,682,923)	$8,376,417	$131,461,106	$541,086	$(50,414,333)	$(3,117,055)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$—	$(8,174)
Credit contracts	(399,183)	428,295	—	—	—	(123,616)
Equity contracts	—	—	44,655,359	—	—	—
Foreign exchange contracts	(200,059)	27,913	(2,556,504)	—	(20,159,617)	—
Interest rate contracts	(198,964)	191,517	14,658,391	(743,374)	—	301,043

Total	$(798,206)	$647,725	$56,757,246	$(743,374)	$(20,159,617)	$169,253

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$814,027
Options Written (2)	1,038,292,853
Futures Contracts - Long Positions (2)	3,644,169,765
Futures Contracts - Short Positions (2)	549,376,606

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Bond Forward Contracts - Purchased (2)	$20,606,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	387,495,902
Forward Foreign Currency Exchange Contracts - Sold (3)	1,093,697,379
Cross Currency Exchange Contracts (4)	14,071,085
Credit Default Swap Agreements - Buy Protection (2)	116,156,398
Credit Default Swap Agreements - Sell Protection (2)	322,095,244
Interest Rate Swap Agreements (2)	1,550,426,433
Total Return Swap Agreements (2)	167,934,334

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$285,265,133	$(285,265,133)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$284,683	$(706,813)	$(422,130)	$422,130	$—
BARC(6)	61,658	(6,157)	55,501	—	55,501
BNP(4)	465,904	(1,107,911)	(642,007)	589,081	(52,926)
BNP(6)	38,119	(640,984)	(602,865)	—	(602,865)
BNY(4)	—	(410,894)	(410,894)	410,894	—
BOA(4)	159,963	(774,699)	(614,736)	614,736	—
CITI(4)	306,377	(2,028,712)	(1,722,335)	1,564,789	(157,546)
CITI(5)	188,107	(35,377)	152,730	—	152,730
CITI(6)	619	(43,258)	(42,639)	—	(42,639)
DB(4)	612,697	(3,013,384)	(2,400,687)	2,400,687	—
GSI(4)	269,453	(449,596)	(180,143)	180,143	—
GSI(5)	62,733	(174,932)	(112,199)	112,199	—
GSI(6)	182,156	(18,268)	163,888	—	163,888
HSBC(4)	25,732	(371,605)	(345,873)	330,082	(15,791)
HSBC(6)	86,647	(64,606)	22,041	—	22,041
JPM(4)	500,061	(1,541,112)	(1,041,051)	897,595	(143,456)
ML(3)	—	(8,174)	(8,174)	—	(8,174)
MSI(4)	382,307	(1,037,801)	(655,494)	655,494	—
MSI(5)	149,242	(258,190)	(108,948)	108,948	—
MSI(6)	25,608	(316,456)	(290,848)	—	(290,848)
RBC(4)	1,660	(36,343)	(34,683)	6,558	(28,125)
SSB(4)	180	(596,700)	(596,520)	596,520	—
UAG(4)	49,716	(791,962)	(742,246)	742,246	—
WBC(5)	40,120	(111,431)	(71,311)	—	(71,311)

	$3,893,742	$(14,545,365)	$(10,651,623)	$9,632,102	$(1,019,521)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $285,265,133:
Unaffiliated investments (cost $13,029,692,487)	$15,025,741,505
Affiliated investments (cost $7,578,273,046)	8,436,307,073
Cash	971
Foreign currency, at value (cost $10,441,160)	10,497,994
Dividends and interest receivable	44,584,718
Tax reclaim receivable	16,136,069
Receivable for investments sold	5,165,304
Deposit with broker for centrally cleared/exchange-traded derivatives	4,224,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,062,148
Unrealized appreciation on OTC swap agreements	826,190
Due from broker-variation margin futures	451,099
Premiums paid for OTC swap agreements	407,083
Due from broker-variation margin swaps	322,803
Foreign capital gains tax benefit accrued	308,860
Receivable from affiliate	29,658
Receivable for Portfolio shares sold	21,750
Unrealized appreciation on OTC cross currency exchange contracts	18,321
Prepaid expenses	166,684

Total Assets	23,547,272,230

LIABILITIES
Payable to broker for collateral for securities on loan	293,841,271
Management fee payable	10,344,546
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,844,731
Due to broker-variation margin futures	8,143,386
Payable for Portfolio shares purchased	7,454,410
Payable to affiliate	6,006,417
Payable for investments purchased	1,926,682
Accrued expenses and other liabilities	1,791,519
Unrealized depreciation on OTC swap agreements	1,522,483
Options written outstanding, at value (premiums received $2,082,359)	1,465,715
Premiums received for OTC swap agreements	960,074
Distribution fee payable	865,423
Unrealized depreciation on OTC bond forward contracts	743,374
Trustees’ fees payable	15,169
Unrealized depreciation on OTC cross currency exchange contracts	8,988
Affiliated transfer agent fee payable	478

Total Liabilities	344,934,666

NET ASSETS	$23,202,337,564

Net assets were comprised of:
Partners’ Equity	$23,202,337,564

Net asset value and redemption price per share, $23,202,337,564 / 724,067,419 outstanding shares of beneficial interest	$32.04

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $92,033 foreign withholding tax)	$197,854,063
Unaffiliated dividend income (net of $6,412,071 foreign withholding tax, of which $824,474 is reimbursable by an affiliate)	182,799,417
Affiliated dividend income	95,501,398
Income from securities lending, net (including affiliated income of $482,075)	557,334

Total income	476,712,212

EXPENSES
Management fee	136,952,336
Distribution fee	58,637,774
Custodian and accounting fees	1,731,354
Trustees’ fees	411,370
Professional fees	326,610
Audit fee	137,116
Shareholders’ reports	23,085
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	313,981

Total expenses	198,543,966
Less: Fee waiver and/or expense reimbursement	(14,808,640)
Distribution fee waiver	(5,821,835)

Net expenses	177,913,491

NET INVESTMENT INCOME (LOSS)	298,798,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $363,460,515) (net of foreign capital gains taxes $(61,648))	1,386,313,748
Futures transactions	131,461,106
Bond forward contract transactions	541,086
Forward and cross currency contract transactions	(50,414,333)
Options written transactions	8,376,417
Swap agreements transactions	(3,117,055)
Foreign currency transactions	14,896,537

1,488,057,506

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $263,457,865) (net of change in foreign capital gains taxes $345,842)	1,252,261,244
Futures	56,757,246
Bond forward contracts	(743,374)
Forward and cross currency contracts	(20,159,617)
Options written	647,725
Swap agreements	169,253
Foreign currencies	1,948,152

1,290,880,629

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	2,778,938,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,077,736,856

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$298,798,721	$190,589,245
Net realized gain (loss) on investment and foreign currency transactions	1,488,057,506	2,116,140,773
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,290,880,629	(1,428,605,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,077,736,856	878,124,251

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [13,306,145 and 7,023,556 shares, respectively]	374,334,471	189,730,642
Portfolio shares issued in merger [0 and 479,609,664 shares, respectively]	—	13,889,495,857
Portfolio shares purchased [162,576,711 and 81,571,823 shares, respectively]	(4,723,750,461)	(2,207,710,530)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS .	(4,349,415,990)	11,871,515,969

TOTAL INCREASE (DECREASE)	(1,271,679,134)	12,749,640,220
NET ASSETS:
Beginning of year	24,474,016,698	11,724,376,478

End of year	$23,202,337,564	$24,474,016,698

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$28.02	$25.04	$21.63	$25.83	$22.89

Income (Loss) From Investment Operations:
Net investment income (loss)	0.38	0.41	0.40	0.24	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.64	2.57	3.01	(4.44)	2.92

Total from investment operations	4.02	2.98	3.41	(4.20)	2.94

Net Asset Value, end of year	$32.04	$28.02	$25.04	$21.63	$25.83

Total Return(b)	14.35%	11.90%	15.77%	(16.26)%	12.84%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$23,202	$24,474	$11,724	$10,950	$11,348
Average net assets (in millions)	$23,455	$12,682	$11,270	$9,397	$11,379
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	0.77%	0.79%	0.78%	0.46%
Expenses before waivers and/or expense reimbursement	0.85%	0.89%	0.89%	0.89%	0.57%
Net investment income (loss)	1.27%	1.50%	1.72%	1.06%	0.09%
Portfolio turnover rate(d)	61%	138%	76%	76%	83%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c) Does not include expenses of the underlying funds in which the Portfolio invests.

(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 88.4%
AFFILIATED MUTUAL FUNDS — 15.5%
Domestic Equity — 6.6%
AST Large-Cap Growth Portfolio*	1,219,172	$134,657,598
AST Large-Cap Value Portfolio*	2,460,904	150,188,959
AST Small-Cap Equity Portfolio*	785,147	67,601,190

		352,447,747

Fixed Income — 8.9%
AST PGIM Fixed Income Central Portfolio*	39,399,197	470,820,409
PSF PGIM High Yield Bond Portfolio*	245,810	1,924,696

		472,745,105

International Equity — 0.0%
PGIM Jennison Emerging Markets Equity Opportunities Fund (Class R6)	754	14,861

TOTAL AFFILIATED MUTUAL FUNDS (cost $688,777,409)(wa)		825,207,713

COMMON STOCKS — 40.9%
Aerospace & Defense — 1.3%
Airbus SE (France)	34,333	7,972,946
ATI, Inc.*	26,900	3,087,044
BAE Systems PLC (United Kingdom)	66,924	1,540,260
Boeing Co. (The)*	4,534	984,422
BWX Technologies, Inc.	2,027	350,347
Elbit Systems Ltd. (Israel)	1,011	580,441
Embraer SA (Brazil), ADR	41,660	2,681,654
General Dynamics Corp.	11,700	3,938,922
General Electric Co.	30,300	9,333,309
Hanwha Aerospace Co. Ltd. (South Korea)	473	308,892
Howmet Aerospace, Inc.	19,924	4,084,819
Leonardo SpA (Italy)	19,241	1,100,596
MTU Aero Engines AG (Germany)	980	406,238
Northrop Grumman Corp.	13,577	7,741,741
Rheinmetall AG (Germany)	2,391	4,362,128
Rolls-Royce Holdings PLC (United Kingdom)	263,881	4,081,108
RTX Corp.	18,828	3,453,055
Saab AB (Sweden) (Class B Stock)	9,510	551,772
Safran SA (France)	21,549	7,505,885
Singapore Technologies Engineering Ltd. (Singapore)	300,400	1,962,842
Thales SA (France)	5,336	1,439,470
Woodward, Inc.	2,794	844,682

		68,312,573

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	3,944	634,038
Deutsche Post AG (Germany)	52,625	2,869,415
DSV A/S (Denmark)	893	224,908
FedEx Corp.	3,900	1,126,554
United Parcel Service, Inc. (Class B Stock)	8,200	813,358

		5,668,273

	Shares	Value

COMMON STOCKS (continued)
Automobile Components — 0.1%
Aisin Corp. (Japan)	20,700	$387,841
Aptiv PLC*	33,800	2,571,842
Aumovio SE (Germany)*	8,952	449,499
Bridgestone Corp. (Japan)	28,000	629,980
Cie Generale des Etablissements
Michelin SCA (France)	8,908	295,266
Sumitomo Electric Industries Ltd. (Japan)	38,000	1,530,537

		5,864,965

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	11,563	1,253,838
BYD Co. Ltd. (China) (Class H Stock)	54,791	669,588
Ferrari NV (Italy)	991	368,270
Ford Motor Co.(a)	131,100	1,720,032
General Motors Co.	50,449	4,102,513
Honda Motor Co. Ltd. (Japan)	248,900	2,442,872
Isuzu Motors Ltd. (Japan)	126,700	1,977,423
Mahindra & Mahindra Ltd. (India)	16,592	685,234
Mercedes-Benz Group AG (Germany)	31,839	2,207,146
Stellantis NV	57,687	631,713
Subaru Corp. (Japan)	36,500	785,890
Tesla, Inc.*	46,973	21,124,697
Toyota Motor Corp. (Japan)	298,600	6,413,061

		44,382,277

Banks — 3.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	29,047	1,014,870
AIB Group PLC (Ireland)	403,397	4,312,455
ANZ Group Holdings Ltd. (Australia)	126,673	3,062,651
Banco Bilbao Vizcaya Argentaria SA (Spain)	208,712	4,895,803
Banco Santander SA (Spain)	397,335	4,676,828
Bank Hapoalim BM (Israel)	65,773	1,487,592
Bank Leumi Le-Israel BM (Israel)	62,953	1,387,340
Bank of America Corp.	152,839	8,406,145
Bank of Ireland Group PLC (Ireland)	23,242	444,510
Bankinter SA (Spain)	10,065	166,829
Barclays PLC (United Kingdom)	1,277,992	8,180,591
BNP Paribas SA (France)	79,438	7,515,394
BOC Hong Kong Holdings Ltd. (China)	283,000	1,436,223
BPER Banca SpA (Italy)	11,198	151,313
CaixaBank SA (Spain)	415,296	5,077,461
Citigroup, Inc.	50,042	5,839,401
Commerzbank AG (Germany)	3,976	167,806
Commonwealth Bank of Australia (Australia)	32,180	3,434,863
Credit Agricole SA (France)	60,616	1,247,955
Danske Bank A/S (Denmark)	24,698	1,233,327
DBS Group Holdings Ltd. (Singapore)	72,510	3,176,275
East West Bancorp, Inc.	6,502	730,760
Erste Group Bank AG (Austria)	5,542	664,538
FinecoBank Banca Fineco SpA (Italy)	26,402	684,064
HSBC Holdings PLC (United Kingdom)	789,837	12,428,829
Huntington Bancshares, Inc.	44,400	770,340
ING Groep NV (Netherlands)	288,323	8,104,250

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	282,298	$1,950,709
JPMorgan Chase & Co.	41,822	13,475,885
KBC Group NV (Belgium)	9,531	1,241,280
KeyCorp	26,100	538,704
Lloyds Banking Group PLC (United Kingdom)	1,850,274	2,447,383
M&T Bank Corp.(a)	6,542	1,318,082
Mitsubishi UFJ Financial Group, Inc. (Japan)	515,600	8,183,126
Mizuho Financial Group, Inc. (Japan)	23,700	864,921
National Australia Bank Ltd. (Australia)	59,237	1,665,552
NatWest Group PLC (United Kingdom)	401,887	3,525,466
Nordea Bank Abp (Finland)	153,377	2,885,675
NU Holdings Ltd. (Brazil) (Class A Stock)*	126,144	2,111,651
Oversea-Chinese Banking Corp. Ltd. (Singapore)	77,200	1,186,041
PNC Financial Services Group, Inc. (The)	25,761	5,377,094
Resona Holdings, Inc. (Japan)	131,400	1,250,628
Societe Generale SA (France)	33,095	2,664,280
Standard Chartered PLC (United Kingdom)	94,026	2,294,276
Sumitomo Mitsui Financial Group, Inc. (Japan)	189,200	6,084,940
Svenska Handelsbanken AB (Sweden) (Class A Stock)	11,158	161,652
Swedbank AB (Sweden) (Class A Stock)	57,224	1,985,389
Truist Financial Corp.	71,133	3,500,455
U.S. Bancorp	17,119	913,470
UniCredit SpA (Italy)	47,225	3,911,491
Wells Fargo & Co	120,877	11,265,736
Westpac Banking Corp. (Australia)	63,159	1,620,756
Wintrust Financial Corp.	3,705	518,033

		173,641,088

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	33,608	2,156,997
Asahi Group Holdings Ltd. (Japan)(a)	91,800	962,230
Coca-Cola Co. (The)	51,900	3,628,329
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	20,006	1,814,544
Coca-Cola HBC AG (Italy)*	7,900	408,695
Diageo PLC (United Kingdom)	31,863	686,581
Kirin Holdings Co. Ltd. (Japan)	42,500	636,183
Monster Beverage Corp.*	45,000	3,450,150
PepsiCo, Inc.	11,400	1,636,128

		15,379,837

Biotechnology — 0.7%
AbbVie, Inc.(a)	45,905	10,488,834
Alnylam Pharmaceuticals, Inc.*	1,716	682,367
Amgen, Inc.	12,388	4,054,716
Argenx SE (Netherlands)*	3,457	2,916,131
Argenx SE (Netherlands), ADR*	2,692	2,263,838
Biogen, Inc.*	9,500	1,671,905

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
CSL Ltd. (Australia)	15,025	$1,729,099
Exelixis, Inc.*	11,200	490,896
Genmab A/S (Denmark)*	456	141,353
Gilead Sciences, Inc.	39,600	4,860,504
Incyte Corp.*	12,000	1,185,240
Neurocrine Biosciences, Inc.*	3,600	510,588
Regeneron Pharmaceuticals, Inc.	2,861	2,208,320
Swedish Orphan Biovitrum AB (Sweden)*	10,575	379,506
United Therapeutics Corp.*	700	341,075
Vertex Pharmaceuticals, Inc.*	3,531	1,600,814

		35,525,186

Broadline Retail — 1.1%
Alibaba Group Holding Ltd. (China), ADR(a)	7,861	1,152,265
Amazon.com, Inc.*	188,651	43,544,424
eBay, Inc.	9,000	783,900
Etsy, Inc.*	6,900	382,536
Macy’s, Inc.	85,300	1,880,865
MercadoLibre, Inc. (Brazil)*	287	578,093
Next PLC (United Kingdom)	10,903	2,007,244
Pan Pacific International Holdings Corp. (Japan)	78,600	468,213
PDD Holdings, Inc. (China), ADR*(a)	6,119	693,833
Prosus NV (China)*	41,190	2,550,443
Sea Ltd. (Singapore), ADR*	13,737	1,752,429

		55,794,245

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	20,250	782,275
Belimo Holding AG (Switzerland)	132	128,972
Carrier Global Corp.	45,383	2,398,038
Cie de Saint-Gobain SA (France)	19,500	1,982,992
Johnson Controls International PLC	22,300	2,670,425
Owens Corning	20,400	2,282,964
ROCKWOOL A/S (Denmark) (Class B Stock)	20,276	712,374
Trane Technologies PLC	5,038	1,960,790

		12,918,830

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	31,423	1,377,862
Ameriprise Financial, Inc.	1,618	793,370
Amundi SA (France), 144A	19,512	1,612,663
Bank of New York Mellon Corp. (The)	40,000	4,643,600
Blackstone, Inc.	14,719	2,268,787
Charles Schwab Corp. (The)	36,800	3,676,688
Daiwa Securities Group, Inc. (Japan)	20,200	177,029
Deutsche Bank AG (Germany)	73,569	2,835,286
Franklin Resources, Inc.	24,000	573,360
Futu Holdings Ltd. (Hong Kong), ADR*	5,965	979,513
Goldman Sachs Group, Inc. (The)	4,226	3,714,654
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	28,380	1,484,880
Houlihan Lokey, Inc.	2,930	510,377

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Huatai Securities Co. Ltd. (China) (Class A Stock)	270,604	$915,485
Intercontinental Exchange, Inc.	2,400	388,704
Invesco Ltd.	85,400	2,243,458
Janus Henderson Group PLC	18,400	875,288
Japan Exchange Group, Inc. (Japan)	23,000	245,492
Julius Baer Group Ltd. (Switzerland)	2,592	202,515
London Stock Exchange Group PLC (United Kingdom)	13,068	1,571,930
Macquarie Group Ltd. (Australia)	3,072	415,120
Moody’s Corp.	3,500	1,787,975
Morgan Stanley	43,971	7,806,171
Morningstar, Inc.	1,900	412,889
Nasdaq, Inc.	32,400	3,147,012
Nomura Holdings, Inc. (Japan)	166,200	1,384,524
Northern Trust Corp.	15,200	2,076,168
Partners Group Holding AG
(Switzerland)	1,372	1,683,419
Raymond James Financial, Inc.	19,100	3,067,269
Robinhood Markets, Inc. (Class A Stock)*	4,480	506,688
S&P Global, Inc.(a)	6,800	3,553,612
SBI Holdings, Inc. (Japan)	45,800	986,990
Schroders PLC (United Kingdom)	154,015	841,918
Singapore Exchange Ltd. (Singapore)	100,100	1,317,710
T. Rowe Price Group, Inc.(a)	8,700	890,706
UBS Group AG (Switzerland)	124,363	5,742,412
XP, Inc. (Brazil) (Class A Stock)	55,844	914,166

		67,625,690

Chemicals — 0.4%
Air Liquide SA (France)	7,259	1,364,358
Arkema SA (France)	1,683	102,568
Asahi Kasei Corp. (Japan)	245,500	2,182,188
Corteva, Inc.	32,800	2,198,584
Ecolab, Inc.	10,100	2,651,452
Element Solutions, Inc.	18,200	454,818
Evonik Industries AG (Germany)	26,413	412,204
Givaudan SA (Switzerland)	47	185,944
ICL Group Ltd. (Israel)	26,325	151,377
LANXESS AG (Germany)	28,524	584,497
Linde PLC	4,700	2,004,033
LyondellBasell Industries NV (Class A Stock)(a)	6,800	294,440
Mitsubishi Chemical Group Corp. (Japan)	52,000	304,389
Orica Ltd. (Australia)	89,977	1,453,222
Sherwin-Williams Co. (The)	9,100	2,948,673
Shin-Etsu Chemical Co. Ltd. (Japan)	39,300	1,220,703
TPC Group, Inc.*	12,402	248,040
Yara International ASA (Brazil)	40,971	1,676,616

		20,438,106

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	117,479	1,793,942
Dai Nippon Printing Co. Ltd. (Japan)	42,900	738,480
Republic Services, Inc.	1,696	359,433
Rollins, Inc.	23,700	1,422,474

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Securitas AB (Sweden) (Class B Stock)	41,272	$656,354
TOPPAN Holdings, Inc. (Japan)	29,700	882,883
Veralto Corp.	14,400	1,436,832

		7,290,398

Communications Equipment — 0.3%
Arista Networks, Inc.*	20,400	2,673,012
Ciena Corp.*	14,800	3,461,276
Cisco Systems, Inc.	67,817	5,223,944
Nokia OYJ (Finland)	186,505	1,202,411
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	194,020	1,888,210

		14,448,853

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	13,957	1,385,446
AECOM	8,700	829,371
Bouygues SA (France)	24,153	1,255,603
Eiffage SA (France)	10,132	1,451,707
Ferrovial SE	4,325	280,220
HOCHTIEF AG (Germany)	2,771	1,084,796
Kajima Corp. (Japan)	31,800	1,185,743
Skanska AB (Sweden) (Class B Stock)	22,700	618,537
Taisei Corp. (Japan)	15,200	1,440,518
Vinci SA (France)	30,296	4,262,135

		13,794,076

Construction Materials — 0.1%
CRH PLC	22,165	2,754,256
Heidelberg Materials AG (Germany)	1,285	333,145
Holcim AG*	13,587	1,322,699
Martin Marietta Materials, Inc.	2,400	1,494,384
Vulcan Materials Co.(a)	6,700	1,910,974

		7,815,458

Consumer Finance — 0.2%
Ally Financial, Inc.	33,000	1,494,570
American Express Co.	15,373	5,687,241
Capital One Financial Corp.	19,900	4,822,964

		12,004,775

Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	10,612	177,068
Coles Group Ltd. (Australia)	62,713	896,374
Costco Wholesale Corp.	7,800	6,726,252
Dollar General Corp.	10,000	1,327,700
Dollar Tree, Inc.*	2,600	319,826
Endeavour Group Ltd. (Australia)	116,839	284,869
J Sainsbury PLC (United Kingdom)	27,599	120,917
JD Health International, Inc. (China), 144A*	46,734	334,698
Koninklijke Ahold Delhaize NV (Netherlands)	69,062	2,832,018
Kroger Co. (The)(a)	36,500	2,280,520
Marks & Spencer Group PLC (United Kingdom)	66,417	295,558
MatsukiyoCocokara & Co. (Japan)	64,200	1,111,532

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Sysco Corp.(a)	28,400	$2,092,796
Target Corp.	3,700	361,675
Tesco PLC (United Kingdom)	766,452	4,557,959
Tsuruha Holdings, Inc. (Japan)	18,000	330,720
Walmart, Inc.	82,527	9,194,333

		33,244,815

Containers & Packaging — 0.0%
Crown Holdings, Inc.	3,303	340,110
Smurfit WestRock PLC	20,500	792,735

		1,132,845

Distributors — 0.0%
D’ieteren Group (Belgium)	2,335	420,583
LKQ Corp.	15,600	471,120

		891,703

Diversified Consumer Services — 0.0%
ADT, Inc.	253,700	2,047,359
Pearson PLC (United Kingdom)	38,432	543,391

		2,590,750

Diversified REITs — 0.2%
Covivio SA (France)	13,084	868,523
Essential Properties Realty Trust, Inc.	163,792	4,858,071
GPT Group (The) (Australia)	152,491	550,276
Mirvac Group (Australia)	555,411	757,071
Stockland (Australia)	331,509	1,263,948

		8,297,889

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	136,494	3,390,511
Deutsche Telekom AG (Germany)	203,801	6,633,938
Elisa OYJ (Finland)	9,404	416,746
HKT Trust & HKT Ltd. (Hong Kong), UTS	119,000	176,210
Koninklijke KPN NV (Netherlands)	251,943	1,177,258
Singapore Telecommunications Ltd. (Singapore)	75,000	265,350
Telia Co. AB (Sweden)	212,208	906,970
Telstra Group Ltd. (Australia)	848,229	2,752,132
Verizon Communications, Inc.	142,928	5,821,458

		21,540,573

Electric Utilities — 0.6%
Acciona SA (Spain)	2,213	481,636
American Electric Power Co., Inc.(a)	29,700	3,424,707
Chubu Electric Power Co., Inc. (Japan)	19,000	292,724
Constellation Energy Corp.	5,976	2,111,142
Duke Energy Corp.	4,000	468,840
Edison International	4,800	288,096
Elia Group SA/NV (Belgium)	3,265	420,149
Endesa SA (Spain)	17,950	645,853
Enel SpA (Italy)	749,468	7,792,470
Entergy Corp.(a)	16,932	1,565,025
FirstEnergy Corp.(a)	48,800	2,184,776
Iberdrola SA (Spain)	124,965	2,705,916

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Kansai Electric Power Co., Inc. (The) (Japan)	42,800	$672,161
NextEra Energy, Inc.(a)	54,626	4,385,375
NRG Energy, Inc.	15,600	2,484,144
Origin Energy Ltd. (Australia)	35,603	271,883
Southern Co. (The)	26,792	2,336,262
Terna - Rete Elettrica Nazionale (Italy)	87,187	927,557

		33,458,716

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	89,097	6,568,013
Eaton Corp. PLC	7,175	2,285,309
Fuji Electric Co. Ltd. (Japan)	12,243	928,449
Fujikura Ltd. (Japan)	12,400	1,375,103
GE Vernova, Inc.	7,200	4,705,704
Generac Holdings, Inc.*	2,296	313,106
Legrand SA (France)	9,969	1,482,019
Mitsubishi Electric Corp. (Japan)	71,800	2,093,462
NIDEC Corp. (Japan)	18,300	248,478
nVent Electric PLC	18,000	1,835,460
Prysmian SpA (Italy)	8,487	846,641
Rockwell Automation, Inc.(a)	6,636	2,581,868
Schneider Electric SE	15,033	4,112,657
Sensata Technologies Holding PLC	20,400	679,116
Siemens Energy AG (Germany)*	40,335	5,658,540
Vertiv Holdings Co. (Class A Stock)	9,900	1,603,899
Vestas Wind Systems A/S (Denmark)	40,266	1,089,083

		38,406,907

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	18,562	2,508,469
Coherent Corp.*	2,400	442,968
Corning, Inc.	34,000	2,977,040
Delta Electronics, Inc. (Taiwan)	29,866	911,031
Halma PLC (United Kingdom)	50,278	2,386,439
Keyence Corp. (Japan)	700	253,208
Keysight Technologies, Inc.*	9,100	1,849,029
Kyocera Corp. (Japan)	89,600	1,256,076
Murata Manufacturing Co. Ltd. (Japan)	82,500	1,705,106
TDK Corp. (Japan)	28,300	400,381
Vontier Corp.	12,200	453,596
Zebra Technologies Corp. (Class A Stock)*	4,800	1,165,536

		16,308,879

Energy Equipment & Services — 0.1%
Baker Hughes Co.	57,246	2,606,983
TechnipFMC PLC (United Kingdom)	14,800	659,488
Tenaris SA	8,268	159,538
Weatherford International PLC	10,400	813,904

		4,239,913

Entertainment — 0.5%
Netflix, Inc.*	72,948	6,839,604
Nexon Co. Ltd. (Japan)	46,000	1,123,619
Nintendo Co. Ltd. (Japan)	56,760	3,832,127
Roku, Inc.*	6,200	672,638
Spotify Technology SA*	5,915	3,434,900

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	1,300	$332,839
Tencent Music Entertainment Group (China), ADR	48,614	852,203
Walt Disney Co. (The)	84,336	9,594,907

		26,682,837

Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	744	1,199,756
Banca Mediolanum SpA (Italy)	56,978	1,293,772
Berkshire Hathaway, Inc. (Class B Stock)*	24,600	12,365,190
Corebridge Financial, Inc.	11,400	343,938
Edenred SE (France)	10,902	240,999
Fidelity National Information Services, Inc.	33,600	2,233,056
Fiserv, Inc.*	27,300	1,833,741
Global Payments, Inc.	17,200	1,331,280
Industrivarden AB (Sweden) (Class A Stock)	5,270	236,087
Investor AB (Sweden) (Class B Stock)	101,212	3,606,750
M&G PLC (United Kingdom)	74,862	288,204
Mastercard, Inc. (Class A Stock)	23,204	13,246,700
ORIX Corp. (Japan)	74,400	2,175,998
PayPal Holdings, Inc.	4,800	280,224
Poste Italiane SpA (Italy), 144A	39,581	993,637
Shift4 Payments, Inc. (Class A Stock)*(a)	4,883	307,483
Visa, Inc. (Class A Stock)	26,284	9,218,062

		51,194,877

Food Products — 0.4%
Bunge Global SA	9,000	801,720
Conagra Brands, Inc.	141,500	2,449,365
Danone SA (France)	20,268	1,828,155
General Mills, Inc.	28,500	1,325,250
Lamb Weston Holdings, Inc.	6,800	284,852
Magnum Ice Cream Co. NV (The) (Netherlands) (XAMS)*	6,718	107,498
Magnum Ice Cream Co. NV (The) (Netherlands) (BATE)*	9,735	154,515
Mondelez International, Inc. (Class A Stock)(a)	19,286	1,038,165
Mowi ASA (Norway)	12,900	310,309
Nestle SA.	78,183	7,760,376
Smithfield Foods, Inc.	57,600	1,286,208
WH Group Ltd. (Hong Kong), 144A	1,546,000	1,722,266
Yamazaki Baking Co. Ltd. (Japan)(a)	52,200	1,095,260

		20,163,939

Gas Utilities — 0.2%
National Fuel Gas Co.	30,000	2,401,800
Naturgy Energy Group SA (Spain)	54,239	1,651,488
Osaka Gas Co. Ltd. (Japan)	52,500	1,824,211
Snam SpA (Italy)	245,497	1,631,297
Tokyo Gas Co. Ltd. (Japan)	14,100	558,987

		8,067,783

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	10,729	$1,061,135
Canadian Pacific Kansas City Ltd. (Canada)	3,917	288,409
Central Japan Railway Co. (Japan)	5,100	141,270
CSX Corp.	99,900	3,621,375
Uber Technologies, Inc.*	71,966	5,880,342
Union Pacific Corp.(a)	6,579	1,521,854
West Japan Railway Co. (Japan)	46,524	926,998

		13,441,383

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	7,100	889,559
Becton, Dickinson & Co.	4,000	776,280
Boston Scientific Corp.*	41,600	3,966,560
Coloplast A/S (Denmark) (Class B Stock)	2,286	195,991
Edwards Lifesciences Corp.*	31,758	2,707,369
EssilorLuxottica SA (France)	16,872	5,334,892
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,183	1,264,138
Getinge AB (Sweden) (Class B Stock)	12,180	287,566
Hoya Corp. (Japan)	23,600	3,579,403
IDEXX Laboratories, Inc.*	3,600	2,435,508
Intuitive Surgical, Inc.*	10,100	5,720,236
Medtronic PLC.	18,339	1,761,644
Smith & Nephew PLC (United Kingdom)	49,118	816,879
STERIS PLC	11,100	2,814,072
Stryker Corp.	5,108	1,795,309
Terumo Corp. (Japan)	13,500	196,225

		34,541,631

Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	16,200	3,329,100
Centene Corp.*	40,000	1,646,000
Cigna Group (The)	5,100	1,403,673
CVS Health Corp.	49,800	3,952,128
Encompass Health Corp.	3,128	332,006
Fresenius Medical Care AG (Germany)	31,695	1,513,930
Fresenius SE & Co. KGaA (Germany)	25,541	1,463,290
HCA Healthcare, Inc.	600	280,116
McKesson Corp.	2,300	1,886,667
Sonic Healthcare Ltd. (Australia)	106,944	1,610,254
UnitedHealth Group, Inc.	16,423	5,421,396

		22,838,560

Health Care REITs — 0.6%
American Healthcare REIT, Inc.	134,611	6,334,794
Healthpeak Properties, Inc.	163,400	2,627,472
National Health Investors, Inc.	38,861	2,967,815
Ventas, Inc.	17,200	1,330,936
Welltower, Inc.(a)	96,255	17,865,890

		31,126,907

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	2,827	631,071

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	105,800	$1,875,834
Ryman Hospitality Properties, Inc.	14,415	1,363,947
Sunstone Hotel Investors, Inc.	205,009	1,832,781

		5,072,562

Hotels, Restaurants & Leisure — 0.6%
Amadeus IT Group SA (Spain)	7,510	555,823
Aramark	70,000	2,580,200
Aristocrat Leisure Ltd. (Australia)	18,019	697,595
Booking Holdings, Inc.	1,130	6,051,523
Chipotle Mexican Grill, Inc.*	44,464	1,645,168
Compass Group PLC (United Kingdom)	103,435	3,277,343
DoorDash, Inc. (Class A Stock)*	2,947	667,437
Eternal Ltd. (India)*	438,027	1,357,438
Expedia Group, Inc.	6,100	1,728,191
FDJ UNITED (France)	5,291	146,459
Galaxy Entertainment Group Ltd. (Macau)	179,000	882,616
InterContinental Hotels Group PLC (United Kingdom)	1,122	157,673
Lottery Corp. Ltd. (The) (Australia)	131,338	451,273
MakeMyTrip Ltd. (India)*(a)	4,152	340,962
Marriott International, Inc. (Class A Stock)	2,277	706,417
McDonald’s Corp.	13,522	4,132,729
Sodexo SA (France)	7,810	400,153
Trip.com Group Ltd. (China), ADR	14,121	1,015,441
Viking Holdings Ltd.*	35,800	2,556,478
Yum! Brands, Inc.	11,400	1,724,592

		31,075,511

Household Durables — 0.2%
Cairn Homes PLC (Ireland)	435,532	1,059,562
Panasonic Holdings Corp. (Japan)	89,600	1,161,578
PulteGroup, Inc.	16,300	1,911,338
Sekisui House Ltd. (Japan)	5,600	124,954
Sony Group Corp. (Japan)	224,100	5,748,387
Toll Brothers, Inc.	3,674	496,798

		10,502,617

Household Products — 0.2%
Essity AB (Sweden) (Class B Stock)	23,526	676,405
Henkel AG & Co. KGaA (Germany)	4,310	328,018
Procter & Gamble Co. (The)	44,700	6,405,957
Reckitt Benckiser Group PLC (United Kingdom)	34,038	2,754,333

		10,164,713

Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	28,444	1,507,158
Vistra Corp.	1,800	290,394

		1,797,552

Industrial Conglomerates — 0.4%
3M Co.	12,100	1,937,210
CK Hutchison Holdings Ltd. (United Kingdom)	229,500	1,560,247

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Hikari Tsushin, Inc. (Japan)	1,000	$280,199
Hitachi Ltd. (Japan)	162,300	5,089,983
Honeywell International, Inc.	7,800	1,521,702
Sekisui Chemical Co. Ltd. (Japan)	35,200	591,968
Siemens AG (Germany)	27,310	7,648,892
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	30,000	241,840

		18,872,041

Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	61,900	3,545,013
LXP Industrial Trust	72,756	3,607,242
Prologis, Inc.	158,766	20,268,068
Segro PLC (United Kingdom)	116,836	1,131,923

		28,552,246

Insurance — 1.4%
Admiral Group PLC (United Kingdom)	10,903	466,407
Aegon Ltd.	151,458	1,177,783
AIA Group Ltd. (Hong Kong)	321,800	3,312,317
Allianz SE (Germany)	8,537	3,947,315
Allstate Corp. (The)	17,400	3,621,810
American International Group, Inc.	42,400	3,627,320
Aon PLC (Class A Stock)	9,900	3,493,512
Arthur J. Gallagher & Co.(a)	8,527	2,206,702
ASR Nederland NV (Netherlands)	36,174	2,573,809
Assurant, Inc.	8,000	1,926,800
AXA SA (France)	173,437	8,321,688
Axis Capital Holdings Ltd.	2,700	289,143
Chubb Ltd.	11,601	3,620,904
Dai-ichi Life Holdings, Inc. (Japan)	138,300	1,149,352
Markel Group, Inc.*	374	803,969
Marsh & McLennan Cos., Inc.	1,800	333,936
MetLife, Inc.	66,039	5,213,119
MS&AD Insurance Group Holdings, Inc. (Japan)	95,600	2,244,404
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,988	3,940,621
NN Group NV (Netherlands)	31,409	2,423,036
Phoenix Financial Ltd. (Israel)	8,372	346,258
Phoenix Group Holdings PLC (United Kingdom)	101,531	1,005,141
Progressive Corp. (The)	5,193	1,182,550
Prudential PLC (Hong Kong)	186,583	2,870,221
QBE Insurance Group Ltd. (Australia)	254,292	3,366,685
RenaissanceRe Holdings Ltd. (Bermuda)	1,239	348,357
Sompo Holdings, Inc. (Japan)	51,600	1,751,418
Swiss Re AG	5,009	834,448
Talanx AG (Germany)	13,907	1,847,392
Tokio Marine Holdings, Inc. (Japan)	30,900	1,142,253
Travelers Cos., Inc. (The)	3,218	933,413
Unipol Assicurazioni SpA (Italy)	80,876	1,940,349
Zurich Insurance Group AG (Switzerland)	3,525	2,667,377

		74,929,809

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)	126,629	$39,634,877
Alphabet, Inc. (Class C Stock)	76,400	23,974,320
Auto Trader Group PLC (United Kingdom), 144A	31,575	249,106
CAR Group Ltd. (Australia)	11,320	231,848
Diamond Sports Group LLC*(x)	13,139	21,903
LY Corp. (Japan)	322,500	858,156
Match Group, Inc.	16,800	542,472
Meta Platforms, Inc. (Class A Stock)	48,452	31,982,681
Scout24 SE (Germany), 144A	7,083	711,416
Tencent Holdings Ltd. (China)	28,506	2,187,651

		100,394,430

IT Services — 0.6%
Accenture PLC (Class A Stock)	18,300	4,909,890
Capgemini SE (France)	12,529	2,080,418
Cognizant Technology Solutions Corp. (Class A Stock)	40,900	3,394,700
Fujitsu Ltd. (Japan)	44,200	1,214,745
GoDaddy, Inc. (Class A Stock)*	3,400	421,872
International Business Machines Corp.(a)	11,424	3,383,903
MongoDB, Inc.*	7,100	2,979,799
NEC Corp. (Japan)	84,600	2,862,484
Nomura Research Institute Ltd. (Japan)	14,300	544,181
Obic Co. Ltd. (Japan)	29,100	913,411
Otsuka Corp. (Japan)	72,500	1,493,906
Shopify, Inc. (Canada) (Class A Stock)*	27,826	4,479,151
TIS, Inc. (Japan)	21,600	725,665

		29,404,125

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	21,900	582,892
Hasbro, Inc.	6,600	541,200
Shimano, Inc. (Japan)	4,700	491,484

		1,615,576

Life Sciences Tools & Services — 0.2%
Danaher Corp.	12,600	2,884,392
Eurofins Scientific SE (Luxembourg)	4,925	360,158
Lonza Group AG (Switzerland)	3,139	2,116,376
Medpace Holdings, Inc.*	900	505,485
QIAGEN NV	20,254	921,090
Thermo Fisher Scientific, Inc.	7,200	4,172,040
West Pharmaceutical Services, Inc.	6,800	1,870,952

		12,830,493

Machinery — 0.7%
Alstom SA (France)*	84,192	2,483,825
Atlas Copco AB (Sweden) (Class A Stock)	13,797	245,622
Atlas Copco AB (Sweden) (Class B Stock)	43,291	692,081
Caterpillar, Inc.	10,000	5,728,700
Crane Co.	13,300	2,452,919
Cummins, Inc.	2,500	1,276,125
Daifuku Co. Ltd. (Japan)	25,700	808,925
Daimler Truck Holding AG (Germany)	11,874	514,293

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Deere & Co.	3,379	$1,573,161
Epiroc AB (Sweden) (Class B Stock)	15,306	307,935
FANUC Corp. (Japan)	36,600	1,424,317
Gates Industrial Corp. PLC*	14,675	315,072
GEA Group AG (Germany)	2,038	137,733
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	830	292,533
IHI Corp. (Japan)	15,700	276,015
Komatsu Ltd. (Japan)	17,300	548,972
Kone OYJ (Finland) (Class B Stock)	8,782	622,143
Lincoln Electric Holdings, Inc.	5,200	1,246,128
Makita Corp. (Japan)	5,400	163,669
Metso OYJ (Finland)	10,470	182,169
MINEBEA MITSUMI, Inc. (Japan)	78,400	1,577,532
Mitsubishi Heavy Industries Ltd. (Japan)	107,100	2,614,572
Otis Worldwide Corp.	3,400	296,990
Parker-Hannifin Corp.	3,800	3,340,048
Sandvik AB (Sweden)	83,788	2,706,444
Schindler Holding AG (Switzerland)	920	325,535
SKF AB (Sweden) (Class B Stock)	8,532	225,832
SMC Corp. (Japan)	2,700	934,202
Techtronic Industries Co. Ltd. (Hong Kong)	10,000	115,031
Wartsila OYJ Abp (Finland)	61,042	2,161,169
Xylem, Inc.	20,596	2,804,763
Yangzijiang Shipbuilding Holdings Ltd. (China)	357,300	965,243

		39,359,698

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	126	289,013
AP Moller - Maersk A/S (Class B Stock)	129	295,997
Kawasaki Kisen Kaisha Ltd. (Japan)	44,300	616,666
Kirby Corp.*	18,400	2,027,312
Mitsui OSK Lines Ltd. (Japan)	22,500	676,449
Nippon Yusen KK (Japan)	39,600	1,282,707
SITC International Holdings Co. Ltd. (China)	303,000	1,084,254

		6,272,398

Media — 0.1%
Comcast Corp. (Class A Stock)	135,400	4,047,106
Fox Corp. (Class B Stock)	4,800	311,664
Informa PLC (United Kingdom)	9,848	116,848
Publicis Groupe SA (France)	10,961	1,138,275
WPP PLC (United Kingdom)	211,806	951,482

		6,565,375

Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)	6,275	1,063,801
Anglo American PLC (South Africa)	14,789	611,710
Antofagasta PLC (Chile)	32,416	1,423,890
ArcelorMittal SA (Luxembourg)	12,081	554,754
BHP Group Ltd. (Australia)	161,973	4,888,205
Boliden AB (Sweden)*	28,166	1,560,291

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Endeavour Mining PLC (Ivory Coast) (TSX)	7,488	$385,598
Endeavour Mining PLC (Ivory Coast) (XLON)	4,267	222,940
Evolution Mining Ltd. (Australia)	152,210	1,273,806
First Quantum Minerals Ltd. (Zambia)*	37,937	1,017,144
Fortescue Ltd. (Australia)	108,479	1,586,234
Freeport-McMoRan, Inc.	45,000	2,285,550
Fresnillo PLC (Mexico)	56,693	2,527,967
Glencore PLC (Australia)*	432,831	2,366,140
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	53,144	604,406
JFE Holdings, Inc. (Japan)	41,400	527,804
JX Advanced Metals Corp. (Japan)	45,000	562,548
Newmont Corp.	16,300	1,627,555
Nippon Steel Corp. (Japan)	136,400	558,156
Norsk Hydro ASA (Norway)	24,461	188,819
Northern Star Resources Ltd. (Australia)	50,385	886,658
Nucor Corp.	16,600	2,707,626
Rio Tinto Ltd. (Australia)	10,725	1,046,285
Rio Tinto PLC (Australia)	41,027	3,304,768
South32 Ltd. (Australia)	110,816	262,313
Vale SA (Brazil), ADR	84,033	1,094,950
Valterra Platinum Ltd. (South Africa)	1,417	118,259

		35,258,177

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.(a)	16,459	631,038
Centrica PLC (United Kingdom)	404,706	922,754
CMS Energy Corp.	26,000	1,818,180
DTE Energy Co.	3,800	490,124
E.ON SE (Germany)	216,858	4,106,189
Engie SA (France)	89,638	2,354,732
National Grid PLC (United Kingdom)	170,378	2,613,340
NiSource, Inc.(a)	54,912	2,293,125
Sempra	14,600	1,289,034

		16,518,516

Office REITs — 0.1%
Gecina SA (France)	6,417	609,439
Hudson Pacific Properties, Inc.*	56,105	607,617
Piedmont Realty Trust, Inc.	224,588	1,873,064
SL Green Realty Corp.(a)	58,659	2,690,689

		5,780,809

Oil, Gas & Consumable Fuels — 1.1%
ARC Resources Ltd. (Canada)	26,666	500,273
BP PLC	417,641	2,435,667
Cenovus Energy, Inc. (Canada)	119,154	2,015,778
Cheniere Energy, Inc.	18,676	3,630,428
Chevron Corp.	23,029	3,509,850
ConocoPhillips	21,600	2,021,976
Devon Energy Corp.	76,000	2,783,880
Enbridge, Inc. (Canada)	14,964	716,065
ENEOS Holdings, Inc. (Japan)	200,200	1,416,436
Eni SpA (Italy)	17,444	330,671
EOG Resources, Inc.	22,800	2,394,228

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	6,673	$357,673
Equinor ASA (Norway)	27,737	654,089
Expand Energy Corp.	11,246	1,241,109
Exxon Mobil Corp.	87,300	10,505,682
Galp Energia SGPS SA (Portugal)	48,019	826,903
HF Sinclair Corp.	34,200	1,575,936
Idemitsu Kosan Co. Ltd. (Japan)	58,000	439,134
Inpex Corp. (Japan)	33,800	676,018
Marathon Petroleum Corp.	2,600	422,838
Ovintiv, Inc.	12,400	485,956
Phillips 66	18,700	2,413,048
Repsol SA (Spain)	46,897	875,024
Shell PLC	272,108	10,027,792
Shell PLC, ADR	44,267	3,252,739
TotalEnergies SE (France)	65,770	4,288,073
Woodside Energy Group Ltd. (Australia)	55,110	859,309

		60,656,575

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	15,000	284,876
Delta Air Lines, Inc.	4,700	326,180
Deutsche Lufthansa AG (Germany)	35,776	351,461
International Consolidated Airlines Group SA (United Kingdom)	276,240	1,533,798
Qantas Airways Ltd. (Australia)	350,665	2,422,635
Ryanair Holdings PLC (Italy)	49,641	1,711,502
United Airlines Holdings, Inc.*	4,300	480,826

		7,111,278

Personal Care Products — 0.2%
Kao Corp. (Japan)	7,200	287,363
L’Oreal SA (France)	7,038	3,021,526
Shiseido Co. Ltd. (Japan)	14,000	203,741
Unilever PLC (United Kingdom) (XLON)	43,268	2,827,009
Unilever PLC (United Kingdom) (XAMS)	29,860	1,953,730
Unilever PLC (United Kingdom), ADR(a)	27,576	1,803,470

		10,096,839

Pharmaceuticals — 1.9%
Astellas Pharma, Inc. (Japan)	130,400	1,735,561
AstraZeneca PLC (United Kingdom)	58,477	10,821,716
AstraZeneca PLC (United Kingdom), ADR	20,837	1,915,546
Bayer AG (Germany)	54,144	2,348,537
Bristol-Myers Squibb Co.	21,100	1,138,134
Chugai Pharmaceutical Co. Ltd. (Japan)	8,300	435,431
Elanco Animal Health, Inc.*	15,243	344,949
Eli Lilly & Co.	18,006	19,350,688
Galderma Group AG (Switzerland)	26,138	5,322,556
GSK PLC	118,058	2,894,454
Hikma Pharmaceuticals PLC (United Kingdom)	5,055	105,381
Johnson & Johnson	44,600	9,229,970

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	27,970	$2,944,122
Novartis AG	71,924	9,910,839
Novo Nordisk A/S (Denmark) (Class B Stock)	97,825	4,961,535
Orion OYJ (Finland) (Class B Stock)	5,253	391,914
Otsuka Holdings Co. Ltd. (Japan)	6,100	345,011
Perrigo Co. PLC(a)	62,000	863,040
Pfizer, Inc.	84,100	2,094,090
Roche Holding AG	24,540	10,134,291
Sandoz Group AG (Switzerland)	19,661	1,427,510
Sanofi SA	51,532	4,985,990
Sanofi SA, ADR(a)	25,870	1,253,660
Shionogi & Co. Ltd. (Japan)	35,000	633,494
Takeda Pharmaceutical Co. Ltd. (Japan)	7,200	223,670
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	19,900	621,079
UCB SA (Belgium)	9,649	2,688,468
Zoetis, Inc.	4,400	553,608

		99,675,244

Professional Services — 0.2%
Automatic Data Processing, Inc.	4,300	1,106,089
Clarivate PLC*(a)	403,800	1,348,692
Computershare Ltd. (Australia)	39,584	897,115
Concentrix Corp.	35,500	1,476,090
Jacobs Solutions, Inc.	4,700	622,562
Kanzhun Ltd. (China), ADR	13,949	284,281
KBR, Inc.	12,000	482,400
ManpowerGroup, Inc.	32,000	951,360
Recruit Holdings Co. Ltd. (Japan)	34,700	1,949,848
RELX PLC (United Kingdom)	9,067	365,281
SGS SA (Switzerland)	2,500	285,870
Teleperformance SE (France)	6,755	488,858

		10,258,446

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	3,800	611,002
Daito Trust Construction Co. Ltd. (Japan)	68,500	1,304,376
Daiwa House Industry Co. Ltd. (Japan)	33,700	1,119,474
Jones Lang LaSalle, Inc.*	8,800	2,960,936
LEG Immobilien SE (Germany)	12,529	913,814
Sun Hung Kai Properties Ltd. (Hong Kong)	14,500	176,556
Vonovia SE (Germany)	51,925	1,494,369

		8,580,527

Residential REITs — 0.3%
Equity Residential(a)	29,781	1,877,394
Independence Realty Trust, Inc.(a)	260,997	4,562,228
Invitation Homes, Inc.	19,600	544,684
Mid-America Apartment Communities, Inc.	11,049	1,534,817
Sun Communities, Inc.	7,529	932,918
UDR, Inc.(a)	126,905	4,654,875
Veris Residential, Inc.	200,076	2,977,131

		17,084,047

	Shares	Value

COMMON STOCKS (continued)
Retail REITs — 0.6%
Acadia Realty Trust	55,166	$1,133,110
Agree Realty Corp.	71,928	5,180,974
Curbline Properties Corp.	105,574	2,450,373
Kite Realty Group Trust	47,839	1,146,701
Klepierre SA (France)	21,188	838,310
Macerich Co. (The)	981	18,109
NETSTREIT Corp.(a)	181,413	3,200,125
Realty Income Corp.(a)	65,747	3,706,158
Regency Centers Corp.(a)	42,831	2,956,624
Scentre Group (Australia)	449,623	1,256,871
Simon Property Group, Inc.	48,639	9,003,565
Unibail-Rodamco-Westfield (France)	5,029	546,888
Vicinity Ltd. (Australia)	359,680	612,356

		32,050,164

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*	30,239	6,475,984
Advantest Corp. (Japan)	33,954	4,293,413
Analog Devices, Inc.	16,500	4,474,800
Applied Materials, Inc.	3,400	873,766
ASML Holding NV (Netherlands) (XAMS)	12,237	13,185,614
ASML Holding NV (Netherlands) (XNGS)	2,511	2,686,418
Broadcom, Inc.	93,828	32,473,871
Infineon Technologies AG (Germany)	26,377	1,150,854
Intel Corp.*	112,000	4,132,800
Kioxia Holdings Corp. (Japan)*	27,200	1,810,297
KLA Corp.	2,500	3,037,700
Lam Research Corp.	42,008	7,190,929
Lasertec Corp. (Japan)	600	114,326
Marvell Technology, Inc.	14,400	1,223,712
Micron Technology, Inc.	21,900	6,250,479
Nova Ltd. (Israel)*	1,223	408,840
NVIDIA Corp.	479,198	89,370,427
NXP Semiconductors NV (Netherlands).	10,916	2,369,427
QUALCOMM, Inc.	2,600	444,730
Renesas Electronics Corp. (Japan)*	138,300	1,894,275
SCREEN Holdings Co. Ltd. (Japan)	5,700	555,205
SK hynix, Inc. (South Korea)	2,487	1,126,308
STMicroelectronics NV (Singapore)	44,714	1,168,606
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,713	9,637,264
Teradyne, Inc.	7,700	1,490,412
Texas Instruments, Inc.	1,700	294,933
Tokyo Electron Ltd. (Japan)	4,100	913,182

		199,048,572

Software — 2.5%
Adobe, Inc.*	8,900	3,114,911
AppLovin Corp. (Class A Stock)*	5,096	3,433,787
Atlassian Corp. (Class A Stock)*	7,300	1,183,622
Autodesk, Inc.*	11,500	3,404,115
Cadence Design Systems, Inc.*	8,700	2,719,446
Check Point Software Technologies Ltd. (Israel)*(a)	4,300	797,908
CyberArk Software Ltd.*	3,371	1,503,668
Datadog, Inc. (Class A Stock)*	6,462	878,767

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Elastic NV*	14,000	$1,056,160
Fortinet, Inc.*	21,400	1,699,374
Gen Digital, Inc.(a)	91,600	2,490,604
Intuit, Inc.	5,488	3,635,361
Microsoft Corp.	156,740	75,802,599
Monday.com Ltd.*	2,500	368,900
Nice Ltd. (Israel)*	6,705	757,913
Oracle Corp.	30,094	5,865,621
Oracle Corp. (Japan)	1,400	117,669
Palantir Technologies, Inc. (Class A Stock)*	38,800	6,896,700
Roper Technologies, Inc.	1,608	715,769
Sage Group PLC (The) (United
Kingdom)	10,478	152,397
Salesforce, Inc.	13,500	3,576,285
SAP SE (Germany)	29,430	7,150,564
ServiceNow, Inc.*	21,935	3,360,223
Trend Micro, Inc. (Japan)	13,500	560,686
Unity Software, Inc.*	6,800	300,356
Zoom Communications, Inc.*	3,400	293,386

		131,836,791

Specialized REITs — 0.7%
American Tower Corp.	7,000	1,228,990
Crown Castle, Inc.	10,000	888,700
CubeSmart.	128,244	4,623,196
Digital Realty Trust, Inc.(a)	38,151	5,902,341
EPR Properties	17,664	881,434
Equinix, Inc.	12,033	9,219,203
Gaming & Leisure Properties, Inc.	14,175	633,481
Iron Mountain, Inc.(a)	79,104	6,561,677
National Storage Affiliates Trust(a)	98,230	2,771,068
Public Storage(a)	10,700	2,776,650
Smartstop Self Storage REIT, Inc.	107,041	3,311,849

		38,798,589

Specialty Retail — 0.6%
AutoNation, Inc.*	1,600	330,368
AutoZone, Inc.*	200	678,300
Avolta AG (Switzerland)*	11,998	707,640
Best Buy Co., Inc.	4,400	294,492
Fast Retailing Co. Ltd. (Japan)	2,800	1,015,247
Five Below, Inc.*	7,667	1,444,156
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	15,938	319,459
Home Depot, Inc. (The)	8,300	2,856,030
Industria de Diseno Textil SA (Spain)	59,614	3,932,419
JD Sports Fashion PLC (United Kingdom)	921,237	1,044,210
Kingfisher PLC (United Kingdom)	513,714	2,162,506
Lowe’s Cos., Inc.	38,380	9,255,721
O’Reilly Automotive, Inc.*	6,066	553,280
Penske Automotive Group, Inc.	3,400	538,186
Ross Stores, Inc.	10,700	1,927,498
TJX Cos., Inc. (The)	29,469	4,526,733
Ulta Beauty, Inc.*	1,200	726,012

		32,312,257

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	294,187	$79,977,678
Dell Technologies, Inc. (Class C Stock)	10,849	1,365,672
FUJIFILM Holdings Corp. (Japan)	12,500	265,230
Logitech International SA (Switzerland)	11,917	1,209,791
Samsung Electronics Co. Ltd. (South Korea)	29,155	2,443,623
Sandisk Corp.*	3,600	854,568
Western Digital Corp.(a)	21,600	3,721,032
Xiaomi Corp. (China) (Class B Stock), 144A*	114,904	579,901

		90,417,495

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	3,758	743,656
Asics Corp. (Japan)	77,400	1,858,101
Brunello Cucinelli SpA (Italy)	18,472	2,118,695
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	28,883	6,228,649
Hermes International SCA (France)	1,252	3,108,529
Kering SA (France)	1,823	637,025
LVMH Moet Hennessy Louis Vuitton SE (France)	7,287	5,492,472
Moncler SpA (Italy)	24,358	1,556,969
On Holding AG (Switzerland) (Class A Stock)*	40,959	1,903,774
Pandora A/S (Denmark)	4,905	542,425
Ralph Lauren Corp.	2,628	929,287
Tapestry, Inc.	3,500	447,195

		25,566,777

Tobacco — 0.2%
Altria Group, Inc.	38,900	2,242,974
British American Tobacco PLC (United Kingdom)	65,363	3,705,471
Imperial Brands PLC (United Kingdom)	85,475	3,589,111
Japan Tobacco, Inc. (Japan)	31,700	1,139,371
Philip Morris International, Inc.(a)	7,400	1,186,960

		11,863,887

Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	12,500	1,797,000
Ashtead Group PLC (United Kingdom)	10,714	730,472
Core & Main, Inc. (Class A Stock)*	6,212	322,838
Ferguson Enterprises, Inc.	5,485	1,216,087
FTAI Aviation Ltd.	3,200	629,920
ITOCHU Corp. (Japan)	216,000	2,729,551
Marubeni Corp. (Japan)	28,800	802,080
Mitsubishi Corp. (Japan)	217,100	4,965,660
Mitsui & Co. Ltd. (Japan)	87,700	2,604,457
Sumitomo Corp. (Japan)	60,600	2,097,518
Toyota Tsusho Corp. (Japan)	10,600	357,423
United Rentals, Inc.	924	747,812
WESCO International, Inc.(a)	6,900	1,688,016

		20,688,834

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	34,111	953,091
Getlink SE (France)	49,077	905,914

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure (cont’d.)
Transurban Group (Australia), UTS	102,174	$966,934

		2,825,939

Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	25,030	402,143

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	73,900	1,279,039
SoftBank Corp. (Japan)	170,100	233,540
SoftBank Group Corp. (Japan)	167,488	4,698,597
Tele2 AB (Sweden) (Class B Stock)	41,471	694,913
Vodafone Group PLC (United Kingdom)	1,856,811	2,475,147

		9,381,236

TOTAL COMMON STOCKS (cost $1,757,562,267)		2,173,328,896

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG
(Germany) (PRFC)	2,309	246,048
Porsche Automobil Holding SE (Germany) (PRFC)	4,432	206,777
Volkswagen AG (Germany) (PRFC)	5,502	671,457

		1,124,282

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	15,000	336,750

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	19,946	1,627,291

Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	6,611	1,903,734

TOTAL PREFERRED STOCKS (cost $4,648,870)		4,992,057

UNAFFILIATED EXCHANGE-TRADED FUNDS — 13.2%
Dimensional Core Fixed Income ETF	488,000	20,769,280
Dimensional International Core Equity Market ETF(a)	2,452,000	93,445,720
Dimensional US Equity Market ETF	2,626,300	194,792,671
Dimensional US Real Estate ETF(a)	607,100	13,903,319
iShares 0-3 Month Treasury Bond ETF	637,567	63,998,975
iShares Core MSCI EAFE ETF(a)	109,900	9,831,654
iShares Core S&P 500 ETF	115,125	78,853,717
iShares Core U.S. Aggregate Bond ETF(a)	376,137	37,568,564
iShares iBoxx $ High Yield Corporate Bond ETF(a)	54,268	4,375,629
iShares JP Morgan USD Emerging Markets Bond ETF(a)	228,200	21,971,096
iShares MSCI EAFE ETF(a)	111,302	10,688,331
iShares Russell 1000 Value ETF(a)	36,000	7,572,240
iShares S&P 500 Growth ETF(a)	125,000	15,407,500
iShares TIPS Bond ETF	4,726	519,435
SPDR Gold MiniShares Trust*	164,000	14,000,680

		Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
State Street Health Care Select Sector SPDR ETF(a)		129,300	$20,015,640
Vanguard Dividend Appreciation ETF		296,137	65,084,990
Vanguard Real Estate ETF(a)		324,006	28,671,291

TOTAL UNAFFILIATED EXCHANGE- TRADED FUNDS (cost $630,477,629)			701,470,732

UNAFFILIATED FUNDS — 4.1%
AQR Diversified Arbitrage Fund, (Institutional Shares)		2,544,478	32,620,214
Calamos Market Neutral Income Fund, (R6 Shares)		2,083,877	32,737,710
JPMorgan Hedged Equity Fund, (Institutional Shares)		929,169	32,855,428
Merger Fund (The), (Institutional Shares)		3,047,000	51,768,526
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)* .		1,036,708	11,082,413
Victory Market Neutral Income Fund, (Institutional Shares)		5,329,437	46,152,923
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)		1,408,552	10,902,194

TOTAL UNAFFILIATED FUNDS (cost $212,544,314)			218,119,408

		Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)		24,576	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Automobiles — 0.0%
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	60	60,320
Series 2025-04, Class D
5.410%	08/15/31	70	70,609
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31	169	169,682
Santander Drive Auto Receivables Trust,
Series 2025-03, Class C
4.680%	09/15/31	109	109,665

			410,276

Collateralized Loan Obligations — 2.4%
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.250%(c)	07/21/37	9,000	9,034,743

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.335%(c)	07/15/37		4,750	$4,765,703
Ares European CLO DAC (Ireland),
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.229%(c)	04/15/38	EUR	250	293,226
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-18A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.584%(c)	01/18/35		5,000	5,009,635
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.179%(c)	04/15/39	EUR	250	294,295
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	01/20/38		2,350	2,359,125
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.159%(c)	01/15/39	EUR	3,050	3,606,776
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.949%(c)	08/26/32	EUR	2,555	3,002,598
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.412%(c)	04/17/37		7,250	7,275,611
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.515%(c)	07/25/37	EUR	1,500	1,764,378
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.965%(c)	04/25/34	EUR	2,817	3,310,974
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.314%(c)	07/20/37		3,000	3,010,110
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.484%(c)	03/25/38		4,000	4,012,659
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/18/37		7,250	7,272,231
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.369%(c)	04/15/38	EUR	4,250	5,006,107

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.173%(c)	10/12/30		369	$369,398
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.399%(c)	01/15/38	EUR	4,000	4,710,108
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.259%(c)	10/15/39	EUR	5,000	5,875,724
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	250	294,468
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.285%(c)	09/06/37		5,500	5,521,100
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.998%(c)	07/25/31		857	857,045
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.169%(c)	04/15/40	EUR	250	295,596
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.284%(c)	07/18/37		8,000	8,027,456
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
5.764%(c)	01/20/36		7,000	7,013,641
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
5.674%(c)	01/20/37		3,000	3,005,111
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.761%(c)	02/20/30	EUR	4,288	5,034,799
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.654%(c)	07/18/34	EUR	4,725	5,547,810
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	01/20/36		7,500	7,513,203
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37		5,250	5,252,572

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	07/20/37	9,000	$9,030,748

			128,366,950

Consumer Loans — 0.1%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51	217	219,006
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52	390	390,996
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60	140	140,325
Lendmark Funding Trust,
Series 2025-02A, Class A, 144A
4.780%	10/20/34	479	482,902
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47	100	99,957

			1,333,186

Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	123	123,404
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	192	191,725
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	280	266,844
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	203	196,688
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	76	76,258

			854,919

TOTAL ASSET-BACKED SECURITIES (cost $128,674,349)			130,965,331

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
CSTL Commercial Mortgage Trust,
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42	342	340,991
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	335	330,342
Series 2025-PRM07, Class C, 144A
4.941%(cc)	11/10/42	100	99,021

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $770,237)			770,354

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 2.3%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		225	$225,520
6.750%	06/15/33		240	253,034

				478,554

Agriculture — 0.0%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		155	162,903

Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		576	568,568
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		325	330,525
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	564,679
4.625%	04/15/29		140	139,228

				1,603,000

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,185	937,196
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	192,512
4.000%	11/13/30		525	495,112
5.730%	09/05/30		250	253,963
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		850	885,129
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27		195	197,474
Volkswagen International Finance NV (Germany),
Gtd. Notes
5.493%(ff)	11/15/30(oo)	EUR	200	242,091

				3,203,477

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	52,193
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		650	649,486
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	100	124,026
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		160	165,742

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,500	$1,506,537
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	100	123,481

				2,621,465

Banks — 0.6%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	601,694
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		400	445,456
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	245,020
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	122,024
5.500%(ff)	09/08/29	EUR	100	125,221
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(oo)		200	239,562
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		190	192,571
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		845	761,771
5.162%(ff)	01/24/31		340	351,150
Sub. Notes
3.846%(ff)	03/08/37		80	75,497
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	245,409
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	600	703,696
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		265	265,875
7.090%(ff)	11/06/29	GBP	100	143,437
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		400	421,424
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		720	739,702
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	209,801
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29		670	710,167
7.003%(ff)	10/19/34		465	516,655
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	200	246,853

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	$212,942
6.840%(ff)	09/13/34		200	222,889
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	207,545
Sub. Notes, EMTN
4.000%(ff)	03/05/37	EUR	200	235,973
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		200	199,734
5.750%	05/05/26		400	402,079
5.875%	04/30/29		200	210,385
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		590	535,521
3.980%(ff)	03/20/30		135	133,783
4.412%(ff)	03/31/31		375	374,908
4.503%(ff)	09/11/31		128	128,346
4.542%(ff)	09/19/30		155	156,172
5.174%(ff)	02/13/30		95	97,505
5.174%(ff)	09/11/36		85	85,891
5.449%(ff)	06/11/35		10	10,344
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,000	1,205,181
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	122,699
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
7.250%(ff)	09/23/28(oo)	EUR	200	251,462
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	263,138
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		270	269,536
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		640	664,854
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
4.950%(ff)	08/04/31		180	181,819
4.999%(ff)	09/11/30		150	152,143
6.819%(ff)	11/20/29		150	159,804
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	1,200	1,409,732
Sub. Notes
7.079%(ff)	02/10/34(a)		350	384,170
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	359,639
Sr. Unsec’d. Notes
4.369%(ff)	10/21/31		415	414,137
4.692%(ff)	10/23/30		355	359,861
4.939%(ff)	10/21/36		562	558,011
5.049%(ff)	07/23/30		135	138,321
5.207%(ff)	01/28/31		95	98,111

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		300	$285,000
Sr. Unsec’d. Notes
5.546%(ff)	03/04/30		585	606,274
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	245,782
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	1,100	1,313,810
Sr. Preferred Notes, 144A
6.625%	06/20/33		275	302,610
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	200	241,546
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		230	229,105
4.932%(ff)	10/16/30		200	203,489
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	137,275
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	279,026
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		13	14,119
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	199,200
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		400	412,000
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		53	56,378
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		65	66,046
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		1,265	1,280,003
5.230%(ff)	01/15/31		75	77,312
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34		55	56,588
5.424%(ff)	07/21/34		49	50,966
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		288	287,098
Sub. Notes
5.948%(ff)	01/19/38		220	231,887
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	253,395
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	892,183
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.125%(ff)	11/10/33(oo)		200	223,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	$86,528
5.373%(ff)	07/21/36		45	46,345
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		200	200,095
4.858%(ff)	09/11/30		415	419,483
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	886,812
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)		1,000	50,000
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	211,066
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	203,646
7.018%(ff)	02/08/30		200	215,360
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		370	377,729
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	608,905
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36		240	237,461
5.711%(ff)	01/24/35		35	36,844
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	500	583,522
3.319%	03/05/29	EUR	200	239,246
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	26,397
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	219,250
9.250%(ff)	11/13/33(oo)		230	269,675
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	198,918
5.010%(ff)	03/23/37		200	198,422
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	720	849,610
UniCredit SpA (Italy),
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	121,954
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36		420	418,656
5.150%(ff)	04/23/31		350	361,114
5.211%(ff)	12/03/35		415	424,055
5.244%(ff)	01/24/31		95	98,328
5.499%(ff)	01/23/35		65	67,765

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34		36	$37,777

				33,209,425

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		230	202,390
5.750%	03/02/63		27	26,371

				228,761

Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		350	350,612
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		925	806,882
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		355	369,411
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	749,297

				2,276,202

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		450	410,615
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,736
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	92,747

				548,098

Commercial Services — 0.0%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		155	159,209
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	367,107
5.550%	11/15/35		130	129,295
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		200	210,356
7.250%	06/15/33(a)		90	95,389
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		250	250,764
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		180	183,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	$23,455

			1,419,114

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	775	676,390
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	210	228,100

			904,490

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	285	275,820
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33	85	86,507
5.667%(ff)	04/25/36	50	52,828
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27	50	49,455
4.950%	01/15/28	145	147,040
5.150%	01/15/30	75	76,352
5.375%	05/30/30	640	657,517
5.750%	03/01/29	370	382,895
5.750%	11/15/29	110	113,960
6.375%	05/04/28	260	270,894
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.914%(ff)	11/14/36	260	258,863
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	180	189,898
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	400	389,490
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31	175	175,864
7.875%	12/15/29	250	266,267
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26	200	197,250
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30	445	451,671

			4,042,571

Electric — 0.2%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52	10	10,373

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	$499,605
5.000%	02/01/31		350	355,149
5.125%	03/15/28		700	700,126
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	43,438
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		379	381,494
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		198	197,954
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		2	1,975
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		68	70,754
Sr. Unsec’d. Notes
5.450%	06/15/29		75	76,270
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	229,372
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	244,473
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		280	272,432
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	187,217
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	199,322
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		28	28,009
7.125%(ff)	12/01/54		290	304,783
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,559
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		128	127,788
7.625%(ff)	12/15/54		88	92,532
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	270,193
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		70	66,069
5.400%	06/01/33		235	242,534
5.650%	05/09/34		55	57,379
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	98,876

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	$359,433
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	220,237
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		95	98,083
6.750%(ff)	06/15/54		100	106,653
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	550,927
Gtd. Notes, 144A
3.375%	02/15/29		100	95,587
3.625%	02/15/31		375	350,337
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	163,385
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	41,772
5.800%	05/15/34		405	421,069
6.000%	08/15/35		255	267,887
6.150%	01/15/33		55	58,378
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	37,496
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		50	47,335
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		95	97,084
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		200	198,878
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	24,126
5.450%	03/01/35		49	49,711
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		32	31,949
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		84	83,150
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,275	1,292,443
8.000%(ff)	10/15/26(oo)		1,375	1,404,735
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		450	495,938
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		130	136,882
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,799
4.600%	10/15/30		31	30,965

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.250%	10/15/35		73	$72,626
5.700%	12/30/34		55	56,609
6.000%	04/15/34		90	94,458
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		230	227,914

				11,918,522

Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	123,652
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	101,799
4.500%	07/11/35	EUR	100	123,469
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	993,211

				1,342,131

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		450	431,951
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		225	233,007
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		200	195,848
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,583
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		225	229,842
7.125%	02/15/31		150	162,573

				1,552,804

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	611,120
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		150	147,814
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	698	796,706
8.125%	05/14/30	GBP	400	500,763
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	49,756
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		300	304,449

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	350	$338,401
4.375%	01/31/32	375	357,407
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	100	102,694
5.650%	05/01/45	20	20,174
5.700%	05/01/55	265	264,677
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	75	73,022
6.375%	03/01/33	365	368,559

			3,935,542

Gas — 0.0%
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	190	197,905
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	35	37,119

			235,024

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	700	684,430
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31	415	432,881

			1,117,311

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	235	216,965
4.625%	06/01/30	725	705,503
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	310	298,185
3.500%	07/15/51	60	40,756
4.600%	11/15/32	146	144,906
5.250%	06/15/49	5	4,526
5.450%	04/01/31	95	99,130
5.500%	06/15/47	70	66,191
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	550	539,040
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	200	196,410

			2,311,612

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Holding Companies-Diversified — 0.0%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	100	$125,893
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,407	1,485,720

				1,611,613

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	918,749
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		325	323,698
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	897,611
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	105,660

				2,245,718

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		125	122,141
6.625%	05/15/32		65	62,843
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		130	136,174
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		475	445,756

				766,914

Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		126	129,820
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		262	261,799
5.400%	08/15/54		55	51,175
5.500%	11/15/45		185	179,807
5.625%	11/15/55		150	144,212
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	123,872
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		490	486,367
5.350%	09/15/54		15	14,259

				1,391,311

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	$212,198
7.375%	05/01/33	145	150,745

			362,943

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	25	25,340
6.750%	02/01/32	200	204,794
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	275	281,955

			512,089

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	570	557,368
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
6.500%	09/24/33	200	200,260
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	700	706,531
6.125%	09/15/29	535	549,925

			2,014,084

Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	250	265,973

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	250	229,740
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	110	102,929
2.800%	04/01/31	416	374,356
3.500%	06/01/41	120	85,308
6.650%	02/01/34	140	147,616
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	100	56,236
4.800%	05/15/33	90	90,800
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(x)	150	133,293
7.375%	07/01/28(x)	150	144,751
7.750%	07/01/26(x)	225	222,202
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27(x)	1,400	1,456,852

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	$403,813
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	617,584

				4,065,480

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	300	371,866
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	109,818
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		205	211,285
5.634%	04/04/34		385	402,041
6.125%	10/06/28		110	115,167
6.375%	10/06/30		20	21,502
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		110	116,521

				1,348,200

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	124,157
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	100	119,766

				243,923

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		105	108,183

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28		150	154,412
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		53	67,355
BP Capital Markets PLC,
Gtd. Notes
6.125%(ff)	03/18/35(oo)		270	277,425
6.450%(ff)	12/01/33(oo)		245	259,700
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		25	25,783
8.625%	11/01/30		150	157,077
8.750%	07/01/31(a)		25	25,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	30	$21,824
5.550%	03/15/54	40	38,567
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55	151	145,167
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	210	203,826
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29	500	500,723
5.375%	03/15/30	391	396,945
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45	24	19,261
7.500%	05/01/31	1,200	1,348,647
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	375	379,732
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)	5,400	1,255,500
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32	1,045	1,042,001
7.690%	01/23/50	525	470,579
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	75	81,638
Sunoco LP,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	210	215,826
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30	100	99,301
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	10	9,383

			7,196,623

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30	550	507,879
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	530	538,924
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	200	205,895

			1,252,698

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	180	148,448

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	250	$251,765
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	25	21,870
5.000%	02/15/29	225	171,362
5.250%	01/30/30	150	105,228
5.250%	02/15/31	175	112,219
6.250%	02/15/29	450	360,000
7.000%	01/15/28	100	90,500
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	100	89,250
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54	300	294,899
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(x)	20	18,432
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	165,739
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35	100	101,124

			1,930,836

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	350	350,177
6.625%	02/01/32	135	140,002
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	580	581,720
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	20	21,171
5.962%	02/15/55	110	108,404
6.036%	11/15/33	75	80,285
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33	275	289,662
Sub. Notes
5.500%(ff)	07/15/77	50	49,619
8.500%(ff)	01/15/84	40	45,838
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56	692	690,035
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,254,838
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	804,025
Sr. Unsec’d. Notes
5.550%	05/15/34	65	66,841
5.600%	09/01/34	40	41,173

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	01/15/36		140	$142,489
5.375%(ff)	02/15/78		35	34,779
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		285	297,520
ONEOK, Inc.,
Gtd. Notes, 144A
6.500%	09/01/30		115	123,313
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		200	198,320
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	65,751
4.125%	08/15/31		45	40,944
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,535	1,212,919
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	81,985

				6,721,810

Real Estate — 0.0%
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33		200	201,923
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,185	1,190,110
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	106,930

				1,498,963

Real Estate Investment Trusts (REITs) — 0.1%
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		198	197,398
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	800	803,848
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	53,428
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	500	624,819
5.125%	07/06/34	EUR	200	255,011
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		390	404,613
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		375	358,391

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	300	$360,680
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	113,576

				3,171,764

Retail — 0.1%
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	125	151,491
7.375%	08/31/32	GBP	150	208,871
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		950	995,781
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		450	437,193
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		425	410,866
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		500	500,000

				2,704,202

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	268,916
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	116,790

				385,706

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes
3.469%	04/15/34		128	116,945
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/25/35		200	212,241
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		305	282,516
Sr. Unsec’d. Notes
5.450%	07/15/35		341	351,257
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		19	20,283

				983,242

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31		190	173,605
9.250%	06/01/30		165	153,469

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		120	$118,995
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	26,326
5.375%	09/27/54		20	16,200
6.000%	08/03/55		127	112,234
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		125	125,525

				726,354

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	11/01/35		240	237,059
5.550%	11/01/45		80	77,059
5.700%	11/01/54		195	187,099
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		200	207,626
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29(x)		200	220,901
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.750%	05/01/29		475	478,691
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		475	476,288
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		430	441,043
Sec’d. Notes, 144A
4.875%	06/15/29		50	49,079
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		280	286,552
7.000%	03/31/34		540	556,322
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	965,977
8.750%	03/15/32		500	604,962
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	676,014
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		140	146,941

				5,611,613

Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		445	414,491

TOTAL CORPORATE BONDS (cost $119,985,070)				120,645,739

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32		200	$200,248
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%
8.989%(c)	11/17/28		300	294,483

				494,731

Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.500%
4.300%(c)	11/03/32	EUR	200	236,321

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		97	33,844

Retail — 0.1%
EG America LLC (United Kingdom),
New facility B3 (EUR), 3 Month EURIBOR + 3.875%
5.937%(c)	02/07/28	EUR	2,147	2,533,340

TOTAL FLOATING RATE AND OTHER LOANS (cost $3,286,802)				3,298,236

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.824%(c)	09/25/45		140	140,023
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		98	96,006
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70		547	548,089

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $781,743)				784,118

SOVEREIGN BONDS — 1.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,940	1,202,803
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		220	210,993
Bundesobligation (Germany),
Bonds, Series 192
2.200%	10/10/30	EUR	6,860	7,969,415
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	806,400
3.750%	01/14/32	EUR	121	144,332
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		835	612,055

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	43,080	$2,157,028
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	37,680	1,851,360
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		91	94,343
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	191,600
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		227	237,501
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	433,790	1,343,857
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	500	592,924
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	1,419	1,682,744
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	4,511	5,382,024
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	5,890	6,863,863
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	45,800	171,958
Bonds, Series 85
2.300%	12/20/54	JPY	155,000	793,564
Bonds, Series 86
2.400%	03/20/55	JPY	408,050	2,136,992
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	331,400	1,729,698
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	594,510
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	34,500	1,782,673
7.750%	05/29/31	MXN	43,210	2,311,072
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	21,000	1,081,709
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	935	603,042
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		315	208,058
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,100	1,542,904
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	5,262	3,830,465

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	11,305	$697,839
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, 144A
7.250%	12/11/55(a)		262	259,380
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		245	206,719
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
3.200%	10/31/35	EUR	1,080	1,260,634
4.000%	10/31/54	EUR	3,225	3,716,716
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		200	216,050
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	1,160	632,811
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		370	391,830
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	9,003	12,154,291
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	222,800

TOTAL SOVEREIGN BONDS (cost $67,178,450)				67,888,957

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		1,554	1,541,808
5.500%	07/01/53		1,996	2,029,358
5.500%	11/01/54		1,788	1,813,823
6.000%	07/01/53		1,044	1,079,769
6.500%	05/01/54		815	850,711
Federal National Mortgage Assoc.
2.500%	07/01/50		1,108	956,901
2.500%	07/01/50		1,738	1,486,664
2.500%	08/01/51		1,906	1,636,378
3.000%	07/01/52		2,702	2,399,317
3.500%	05/01/52		2,083	1,937,648
5.000%	04/01/53		1,697	1,699,485
5.000%	08/01/53		1,027	1,027,159
5.500%	05/01/53		540	549,493
6.000%	09/01/52		181	187,198
6.000%	02/01/53		1,660	1,708,237
6.000%	09/01/53		645	670,749
6.000%	10/01/54		1,336	1,388,286
Government National Mortgage Assoc.
3.000%	10/20/51		2,100	1,889,425

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,370,250)				24,852,409

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bonds
3.250%	05/15/42		4,210	3,516,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.000%	11/15/42(h)	4,690	$4,304,541
4.125%	08/15/44	2,135	1,962,532
4.500%	11/15/54	301	284,492
4.750%	02/15/45	1,880	1,872,656
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/27	10,223	10,039,109
0.125%	01/15/30	15,781	14,973,726
0.125%	07/15/30	3,969	3,747,221
0.125%	01/15/31	7,118	6,638,930
0.125%	07/15/31	4,732	4,386,379
0.125%	01/15/32	7,189	6,570,280
0.125%	02/15/51	3,188	1,721,193
0.250%	07/15/29	2,940	2,834,313
0.250%	02/15/50	3,635	2,091,270
0.375%	01/15/27	1,597	1,577,955
0.500%	01/15/28	18,311	17,991,584
0.625%	07/15/32	715	671,127
0.625%	02/15/43	6,217	4,626,961
0.750%	02/15/42	4,986	3,881,126
0.875%	01/15/29	6,001	5,911,359
0.875%	02/15/47	1,288	928,633
1.000%	02/15/46	4,701	3,542,880
1.000%	02/15/48	941	687,544
1.125%	01/15/33	7,367	7,072,154
1.250%	04/15/28	2,290	2,281,521
1.375%	07/15/33	4,079	3,978,154
1.375%	02/15/44	1,656	1,386,201
1.500%	02/15/53	7,461	5,814,578
1.625%	04/15/30	8,756	8,802,452
1.750%	01/15/28	5,789	5,833,569
1.750%	01/15/34	11,239	11,178,937
1.875%	07/15/34	9,458	9,499,742
1.875%	07/15/35	5,217	5,204,549
2.125%	04/15/29	12,469	12,737,978
2.125%	01/15/35	10,911	11,107,554
2.125%	02/15/41	498	487,624
2.125%	02/15/54	1,140	1,025,158
2.375%	01/15/27	5,748	5,795,954
2.500%	01/15/29	305	314,759
3.875%	04/15/29	3,981	4,290,555
U.S. Treasury Notes
0.750%	01/31/28	37,000	34,982,344
1.125%	02/28/27	48,500	47,190,879
3.500%	10/31/27	8,275	8,277,263
3.625%	10/31/30	6,095	6,070,715
3.625%	09/30/31	18,000	17,825,625
3.875%	06/30/30	5,480	5,521,956
U.S. Treasury Strips Coupon
2.302%(s)	08/15/40(k)	1,340	664,905
2.419%(s)	05/15/44(k)	3,460	1,372,841
4.202%(s)	05/15/43(k)	7,310	3,078,240
4.327%(s)	08/15/43	560	232,045
4.349%(s)	02/15/43	330	140,996
4.500%(s)	05/15/46	470	167,417
4.568%(s)	11/15/42	220	95,432
4.608%(s)	11/15/48	60	18,847
4.652%(s)	05/15/49	525	160,685
4.667%(s)	02/15/39(k)	2,680	1,454,637

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.775%(s)	11/15/41	590	$271,640
4.778%(s)	02/15/42	855	387,465
4.920%(s)	08/15/48	380	120,835
4.924%(s)	02/15/49	170	52,590
4.928%(s)	11/15/45	125	45,661
4.965%(s)	11/15/43	752	307,097
5.001%(s)	02/15/45	1,580	602,783

TOTAL U.S. TREASURY OBLIGATIONS (cost $336,122,925)			330,616,814

OPTIONS PURCHASED*~ — 1.7%
(cost $58,142,601)			89,257,385

TOTAL LONG-TERM INVESTMENTS—88.4% (cost $4,033,322,916)			4,692,198,149

		Shares

SHORT-TERM INVESTMENTS — 15.8%

AFFILIATED MUTUAL FUNDS — 10.3%
PGIM Core Ultra Short Bond Fund(wa) .		317,056,538	317,056,538
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $229,748,981; includes $228,989,529 of cash collateral for securities on loan)(b)(wa)		229,888,674	229,750,740

TOTAL AFFILIATED MUTUAL FUNDS (cost $546,805,519)			546,807,278

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 5.5%
U.S. Treasury Bills
3.651%	03/05/26(k)	18,000	17,890,559
3.663%	04/23/26(h)	190	187,931
3.671%	04/07/26	66,750	66,130,177
3.760%	01/20/26	80	79,859
3.794%	03/03/26(k)	146,000	145,135,226
3.833%	01/06/26	65,000	64,975,047

TOTAL U.S. TREASURY OBLIGATIONS (cost $294,295,542)			294,398,799

OPTIONS PURCHASED*~ — 0.0%
(cost $188,227)			86,685

TOTAL SHORT-TERM INVESTMENTS (cost $841,289,288)			841,292,762

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.2% (cost $4,874,612,204)			5,533,490,911

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $240,640)	$(162,923)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.2% (cost $4,874,371,564)	5,533,327,988
Liabilities in excess of other assets(z) — (4.2)%	(223,681,457)

NET ASSETS — 100.0%	$5,309,646,531

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,349,619; cash collateral of $228,989,529 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cencora, Inc., Sr. Unsec’d. Notes, 2.700%, 03/15/31	12/11/24	$17,624	$18,432	0.0%
Diamond Sports Group LLC*	01/02/25	34,395	21,903	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	08/13/25	204,500	207,626	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	58,500	133,293	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/24/20	150,000	144,751	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24	139,500	222,202	0.0
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/20/24	1,432,188	1,456,852	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/29/25	202,750	220,901	0.0

Total		$2,239,457	$2,425,960	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$ 75.00	11,700	1,170	$31,809,188
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00	60	6	4,730,149
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	120	12	26,676,462
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00	135	14	26,041,586
10 Year U.S. Treasury Notes Futures	Put	02/20/26	$ 111.00	131	131	30,703

Total Exchange Traded (cost $58,187,632)						$89,288,088

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		2,987	$3
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		5,975	5
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	365	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	359	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	189	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	1,614	695
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		1,694	769
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		549	67
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		1,471	422
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		429	264
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		418	248
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		418	16
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		847	234
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	567	915
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		422	1
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		418	2
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		3,557	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		985	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		1,694	3
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		847	1

Total OTC Traded (cost $28,907)								$3,645

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	7,590	$46,521
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	7,590	4
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	860	119
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	1,410	196
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	33,210	5,497

Total OTC Swaptions (cost $114,289)								$52,337

Total Options Purchased (cost $58,330,828)								$89,344,070

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	365	$(136)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	359	(215)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	189	(143)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	1,614	(9,214)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		549	(1,203)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		1,471	(5,779)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		429	(2,681)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		418	(2,207)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		418	(11,645)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		422	(3,928)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		418	(4,720)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,272	(8)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		1,694	(21,707)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		847	(22,622)

Total OTC Traded (premiums received $102,628)								$(86,208)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	33,210	$(15,690)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	7,590	(27,044)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	7,590	(17,673)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	860	(2,615)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	1,410	(4,289)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	16,250	(956)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	6,840	(354)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	33,210	$(1,536)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	9,330	(6,558)

Total OTC Swaptions (premiums received $138,012)								$(76,715)

Total Options Written (premiums received $240,640)								$(162,923)

Financial Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
157	3 Month CME SOFR	Mar. 2026	$37,802,656	$17,385
66	3 Month Euro EURIBOR	Dec. 2026	18,982,624	(37,698)
401	2 Year U.S. Treasury Notes	Mar. 2026	83,724,414	(10,620)
10	5 Year Canadian Government Bonds	Mar. 2026	825,398	(5,464)
1,302	5 Year U.S. Treasury Notes	Mar. 2026	142,314,706	(441,800)
12	10 Year Australian Treasury Bonds	Mar. 2026	876,770	1,996
6	10 Year Japanese Bonds	Mar. 2026	5,071,885	(37,857)
47	10 Year Korean Treasury Bonds	Mar. 2026	3,684,176	22,269
29	10 Year U.K. Gilt	Mar. 2026	3,571,704	17,132
834	10 Year U.S. Treasury Notes	Mar. 2026	93,772,875	(602,591)
195	10 Year U.S. Ultra Treasury Notes	Mar. 2026	22,428,048	(62,520)
371	20 Year U.S. Treasury Bonds	Mar. 2026	42,885,281	(407,225)
190	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	22,420,000	(373,383)
164	Euro Schatz Index	Mar. 2026	20,581,936	(18,239)
11	Euro-BTP Italian Government Bond	Mar. 2026	1,553,591	(3,490)
270	Mini MSCI EAFE Index	Mar. 2026	39,178,350	243,622
20	NASDAQ 100 E-Mini Index	Mar. 2026	10,182,700	48,209
65	Russell 2000 E-Mini Index	Mar. 2026	8,118,500	(181,333)
244	S&P 500 E-Mini Index	Mar. 2026	84,088,500	170,505

				(1,661,102)

Short Positions:
66	3 Month Euro EURIBOR	Dec. 2028	18,883,731	27,129
109	3 Year Australian Treasury Bonds	Mar. 2026	7,637,498	(7,784)
75	5 Year Euro-Bobl	Mar. 2026	10,238,342	45,629
31	5 Year U.S. Treasury Notes	Mar. 2026	3,388,445	5,241
6	10 Year Canadian Government Bonds	Mar. 2026	528,549	5,727
38	10 Year Euro-Bund	Mar. 2026	5,696,970	(5,476)
34	10 Year U.S. Treasury Notes	Mar. 2026	3,822,875	23,367
163	10 Year U.S. Ultra Treasury Notes	Mar. 2026	18,747,548	83,904
56	30 Year Euro Buxl	Mar. 2026	7,247,129	37,865
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	826,000	9,813
35	Euro-OAT	Mar. 2026	4,960,108	15,007

				240,422

				$(1,420,680)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Commodity Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
153	Brent Crude	Mar. 2026	$9,310,050	$(292,212)
30	Coffee ’C’	Mar. 2026	3,923,438	(382,993)
65	Copper	Mar. 2026	9,233,250	895,564
332	Corn	Mar. 2026	7,308,150	(163,934)
91	Cotton No. 2	Mar. 2026	2,924,285	(84,745)
44	Gasoline RBOB	Mar. 2026	3,218,292	(195,253)
83	Gold 100 OZ	Feb. 2026	36,031,130	2,224,048
96	Hard Red Winter Wheat	Mar. 2026	2,470,800	(187,312)
155	Lean Hogs	Feb. 2026	5,276,200	215,750
77	Live Cattle	Feb. 2026	7,133,280	402,689
28	LME Lead	Jan. 2026	1,386,406	(35,215)
28	LME Lead	Mar. 2026	1,405,383	4,293
71	LME Nickel	Jan. 2026	7,048,413	416,513
63	LME Nickel	Mar. 2026	6,289,516	746,644
103	LME PRI Aluminum	Jan. 2026	7,670,410	393,309
62	LME PRI Aluminum	Mar. 2026	4,641,429	163,335
87	LME Zinc	Jan. 2026	6,728,493	84,033
77	LME Zinc	Mar. 2026	6,003,921	138,113
60	Low Sulphur Gas Oil	Mar. 2026	3,694,500	(132,881)
341	Natural Gas	Mar. 2026	10,673,300	(3,107,885)
92	No. 2 Soft Red Winter Wheat	Mar. 2026	2,332,200	(222,613)
44	NY Harbor ULSD	Mar. 2026	3,887,083	(248,577)
41	Silver	Mar. 2026	14,473,615	3,911,411
109	Soybean	Mar. 2026	5,708,875	(427,569)
168	Soybean Meal	Mar. 2026	5,029,920	(274,313)
107	Soybean Oil	Mar. 2026	3,117,552	(166,540)
164	Sugar #11 (World)	Mar. 2026	2,757,037	(110,262)
194	WTI Crude	Mar. 2026	11,100,680	(82,604)

				3,480,794

Short Positions:
28	LME Lead	Jan. 2026	1,386,406	(3,971)
71	LME Nickel	Jan. 2026	7,048,413	(681,933)
103	LME PRI Aluminum	Jan. 2026	7,670,410	(278,648)
4	LME PRI Aluminum	Mar. 2026	299,447	(11,895)
87	LME Zinc	Jan. 2026	6,728,493	(62,418)
18	LME Zinc	Mar. 2026	1,403,514	(31,767)

				(1,070,632)

				$2,410,162

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	731	$475,163	$487,611	$ 12,448	$—
Expiring 01/14/26	GSI	AUD	473	312,928	315,418	2,490	—
Expiring 01/14/26	GSI	AUD	311	203,182	207,765	4,583	—
Expiring 01/14/26	GSI	AUD	304	200,809	202,626	1,817	—
Expiring 01/14/26	GSI	AUD	271	178,393	180,669	2,276	—
Expiring 01/14/26	MSI	AUD	1,818	1,186,354	1,213,220	26,866	—
Expiring 01/22/26	GSI	AUD	1,001	661,976	668,200	6,224	—
Expiring 01/22/26	HSBC	AUD	34	22,274	22,381	107	—

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/03/26	GSI	BRL	16,566	$3,038,599	$2,997,038	$—	$(41,561)
British Pound,
Expiring 01/22/26	BARC	GBP	13	17,841	17,836	—	(5)
Expiring 01/22/26	BNP	GBP	9	12,455	12,414	—	(41)
Expiring 03/17/26	CITI	GBP	754	1,009,543	1,015,879	6,336	—
Expiring 03/17/26	WBC	GBP	1,260	1,682,642	1,698,477	15,835	—
Canadian Dollar,
Expiring 01/14/26	GSI	CAD	64	45,843	46,439	596	—
Expiring 01/14/26	GSI	CAD	51	37,134	37,254	120	—
Expiring 01/14/26	MSI	CAD	75	53,522	54,605	1,083	—
Expiring 01/14/26	MSI	CAD	54	38,787	39,513	726	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	213,244	234,000	237,068	3,068	—
Chinese Renminbi,
Expiring 01/22/26	BNP	CNH	1,814	257,797	260,437	2,640	—
Expiring 01/22/26	GSI	CNH	1,660	235,930	238,279	2,349	—
Expiring 02/11/26	MSI	CNH	5,575	788,375	801,186	12,811	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	3,568,912	912,415	920,654	8,239	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	9,109	438,000	443,273	5,273	—
Expiring 03/17/26	CITI	CZK	7,544	367,339	367,387	48	—
Danish Krone,
Expiring 03/17/26	GSI	DKK	397	62,863	62,777	—	(86)
Euro,
Expiring 01/09/26	BARC	EUR	1,554	1,809,864	1,826,762	16,898	—
Expiring 01/22/26	CITI	EUR	390	449,986	458,806	8,820	—
Expiring 01/22/26	CITI	EUR	281	329,812	330,095	283	—
Expiring 01/22/26	CITI	EUR	188	221,000	221,310	310	—
Expiring 01/22/26	GSI	EUR	567	663,887	667,539	3,652	—
Expiring 01/22/26	HSBC	EUR	3,214	3,781,057	3,780,683	—	(374)
Expiring 01/22/26	HSBC	EUR	20	23,072	23,254	182	—
Expiring 01/22/26	MSI	EUR	163	190,155	192,184	2,029	—
Expiring 03/17/26	CITI	EUR	874	1,031,782	1,031,061	—	(721)
Expiring 03/17/26	MSI	EUR	7,031	8,290,752	8,293,076	2,324	—
Hong Kong Dollar,
Expiring 02/11/26	GSI	HKD	19,376	2,496,930	2,493,239	—	(3,691)
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	93,230	280,000	284,644	4,644	—
Expiring 01/22/26	DB	HUF	160,738	485,000	490,754	5,754	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	108,385	1,196,000	1,197,316	1,316	—
Expiring 03/18/26	BOA	INR	65,080	718,000	718,933	933	—
Expiring 03/18/26	CITI	INR	52,021	572,000	574,667	2,667	—
Expiring 03/18/26	JPM	INR	346,109	3,806,531	3,823,439	16,908	—
Expiring 03/18/26	UAG	INR	346,109	3,816,774	3,823,440	6,666	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	29,090,723	1,737,901	1,738,831	930	—
Israeli Shekel,
Expiring 01/14/26	MSI	ILS	4,277	1,303,059	1,342,920	39,861	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	166,076	1,103,340	1,062,327	—	(41,013)
Expiring 01/22/26	HSBC	JPY	2,986	19,279	19,097	—	(182)
Expiring 01/22/26	MSI	JPY	68,875	457,700	440,569	—	(17,131)
Expiring 02/12/26	GSI	JPY	174,993	1,142,863	1,121,411	—	(21,452)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/12/26	GSI	JPY	84,135	$545,958	$539,163	$—	$(6,795)
Expiring 02/12/26	GSI	JPY	64,339	416,635	412,307	—	(4,328)
Expiring 02/12/26	GSI	JPY	55,651	359,676	356,632	—	(3,044)
Expiring 02/12/26	MSI	JPY	805,079	5,231,946	5,159,206	—	(72,740)
Mexican Peso,
Expiring 01/22/26	MSI	MXN	3,001	164,123	166,309	2,186	—
Expiring 01/22/26	MSI	MXN	823	44,858	45,596	738	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	8,642	273,000	274,704	1,704	—
Expiring 03/18/26	MSI	TWD	23,888	766,884	759,337	—	(7,547)
Expiring 03/18/26	MSI	TWD	13,490	433,000	428,813	—	(4,187)
Expiring 03/18/26	MSI	TWD	12,814	412,000	407,329	—	(4,671)
Expiring 03/18/26	SCB	TWD	12,208	391,000	388,077	—	(2,923)
New Zealand Dollar,
Expiring 01/14/26	MSI	NZD	472	271,311	271,685	374	—
Expiring 01/22/26	BNP	NZD	6,235	3,627,409	3,593,456	—	(33,953)
Expiring 01/22/26	BNP	NZD	1,142	660,908	658,255	—	(2,653)
Norwegian Krone,
Expiring 03/17/26	CITI	NOK	274	27,142	27,136	—	(6)
Expiring 03/17/26	MSI	NOK	9,836	969,551	975,561	6,010	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	2,948	873,904	874,570	666	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	20,508	349,000	346,396	—	(2,604)
Expiring 03/18/26	JPM	PHP	51,069	862,548	862,617	69	—
Expiring 03/18/26	SCB	PHP	24,789	419,000	418,719	—	(281)
Polish Zloty,
Expiring 01/22/26	MSI	PLN	1,796	498,334	500,212	1,878	—
Romanian Leu,
Expiring 01/22/26	GSI	RON	432	99,288	99,495	207	—
Singapore Dollar,
Expiring 02/11/26	CITI	SGD	2,337	1,811,197	1,823,256	12,059	—
Expiring 02/11/26	WBC	SGD	409	317,190	318,920	1,730	—
Expiring 03/18/26	DB	SGD	482	377,000	377,272	272	—
Expiring 03/18/26	HSBC	SGD	292	228,000	228,644	644	—
Expiring 03/18/26	MSI	SGD	310	242,000	242,697	697	—
South African Rand,
Expiring 01/22/26	GSI	ZAR	37,327	2,208,680	2,250,627	41,947	—
Expiring 03/18/26	DB	ZAR	3,677	214,000	220,821	6,821	—
Expiring 03/18/26	GSI	ZAR	6,349	372,671	381,273	8,602	—
South Korean Won,
Expiring 02/11/26	MSI	KRW	1,056,976	730,361	733,028	2,667	—
Expiring 03/18/26	JPM	KRW	1,686,100	1,151,000	1,170,946	19,946	—
Expiring 03/18/26	MSI	KRW	234,984	160,000	163,189	3,189	—
Swedish Krona,
Expiring 01/22/26	BARC	SEK	19,705	2,125,502	2,142,841	17,339	—
Expiring 03/17/26	CITI	SEK	29,958	3,256,915	3,267,233	10,318	—
Expiring 03/17/26	GSI	SEK	2,105	228,867	229,581	714	—
Expiring 03/17/26	MSI	SEK	3,252	351,886	354,616	2,730	—
Swiss Franc,
Expiring 03/17/26	GSI	CHF	7,525	9,580,474	9,577,365	—	(3,109)
Expiring 03/17/26	MSI	CHF	353	447,990	449,301	1,311	—
Thai Baht,
Expiring 01/22/26	BNP	THB	15,231	483,019	484,105	1,086	—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 01/12/26	BOA	TRY	18,414	$422,000	$425,104	$3,104	$—
Expiring 01/22/26	BARC	TRY	15,320	347,666	350,966	3,300	—
Expiring 01/22/26	BARC	TRY	14,226	323,684	325,896	2,212	—
Expiring 01/22/26	BNP	TRY	33,683	766,478	771,627	5,149	—
Expiring 01/22/26	BOA	TRY	18,348	419,000	420,318	1,318	—
Expiring 01/22/26	HSBC	TRY	14,226	323,486	325,897	2,411	—

				$92,987,449	$93,105,861	393,510	(275,098)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	1,040	$674,804	$693,907	$—	$(19,103)
Expiring 01/14/26	CITI	AUD	477	317,516	318,489	—	(973)
Expiring 01/14/26	CITI	AUD	404	263,203	269,500	—	(6,297)
Expiring 01/14/26	MSI	AUD	774	501,831	516,443	—	(14,612)
Expiring 01/14/26	MSI	AUD	478	312,849	318,756	—	(5,907)
Expiring 01/14/26	MSI	AUD	328	213,005	218,578	—	(5,573)
Expiring 01/14/26	WBC	AUD	583	380,908	389,235	—	(8,327)
Expiring 01/22/26	BNP	AUD	5,769	3,847,373	3,850,167	—	(2,794)
Expiring 01/22/26	MSI	AUD	16	10,421	10,483	—	(62)
Brazilian Real,
Expiring 02/03/26	GSI	BRL	1,602	294,000	289,854	4,146	—
British Pound,
Expiring 01/09/26	CITI	GBP	1,762	2,306,919	2,375,159	—	(68,240)
Expiring 01/22/26	BARC	GBP	20	26,647	26,590	57	—
Expiring 01/22/26	BARC	GBP	7	9,118	9,099	19	—
Expiring 01/22/26	BNP	GBP	11,185	14,956,965	15,076,217	—	(119,252)
Expiring 01/22/26	CITI	GBP	493	658,301	664,828	—	(6,527)
Expiring 01/22/26	GSI	GBP	495	661,569	666,883	—	(5,314)
Expiring 03/17/26	CITI	GBP	1,012	1,359,135	1,363,714	—	(4,579)
Expiring 03/17/26	GSI	GBP	6,387	8,579,032	8,607,882	—	(28,850)
Expiring 03/17/26	GSI	GBP	294	396,296	395,813	483	—
Expiring 03/17/26	MSI	GBP	2,044	2,728,754	2,754,517	—	(25,763)
Expiring 03/17/26	MSI	GBP	306	409,647	412,793	—	(3,146)
Expiring 03/17/26	WBC	GBP	311	416,602	419,128	—	(2,526)
Canadian Dollar,
Expiring 01/14/26	CITI	CAD	2,223	1,593,276	1,620,360	—	(27,084)
Expiring 01/14/26	CITI	CAD	222	160,131	162,065	—	(1,934)
Expiring 01/14/26	GSI	CAD	614	439,522	447,702	—	(8,180)
Expiring 01/14/26	MSI	CAD	77	54,917	56,063	—	(1,146)
Expiring 01/22/26	BNP	CAD	9,971	7,258,202	7,271,501	—	(13,299)
Expiring 01/22/26	BNP	CAD	455	330,528	331,495	—	(967)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	1,444,636	1,570,393	1,606,032	—	(35,639)
Chinese Renminbi,
Expiring 02/11/26	GSI	CNH	5,325	756,723	765,271	—	(8,548)
Expiring 03/18/26	HSBC	CNH	8,725	1,241,597	1,256,506	—	(14,909)
Colombian Peso,
Expiring 03/18/26	MSI	COP	1,001,690	255,000	258,401	—	(3,401)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	6,613	320,000	321,812	—	(1,812)
Expiring 01/22/26	BNP	CZK	53,418	2,565,065	2,599,403	—	(34,338)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/22/26	DB	CZK	5,066	$246,000	$246,541	$—	$(541)
Expiring 01/22/26	MSI	CZK	78,819	3,820,657	3,835,444	—	(14,787)
Expiring 01/22/26	SCB	CZK	6,007	291,000	292,313	—	(1,313)
Expiring 03/17/26	MSI	CZK	7,560	365,978	368,161	—	(2,183)
Danish Krone,
Expiring 03/17/26	CITI	DKK	210	33,210	33,159	51	—
Expiring 03/17/26	MSI	DKK	3,764	594,685	594,828	—	(143)
Euro,
Expiring 01/09/26	MSI	EUR	24,837	28,682,830	29,200,862	—	(518,032)
Expiring 01/22/26	BARC	EUR	96	112,260	113,148	—	(888)
Expiring 01/22/26	BNP	EUR	203	238,338	238,408	—	(70)
Expiring 01/22/26	CITI	EUR	568	662,874	667,833	—	(4,959)
Expiring 01/22/26	CITI	EUR	165	193,069	194,604	—	(1,535)
Expiring 01/22/26	DB	EUR	3,666	4,260,680	4,312,374	—	(51,694)
Expiring 01/22/26	HSBC	EUR	3,052	3,582,827	3,590,948	—	(8,121)
Expiring 01/22/26	HSBC	EUR	161	188,860	189,181	—	(321)
Expiring 01/22/26	MSI	EUR	45,576	53,561,329	53,616,488	—	(55,159)
Expiring 01/22/26	SSB	EUR	2,749	3,221,867	3,234,281	—	(12,414)
Expiring 01/22/26	UAG	EUR	2,749	3,212,780	3,234,280	—	(21,500)
Expiring 03/17/26	CITI	EUR	2,271	2,682,022	2,678,378	3,644	—
Expiring 03/17/26	GSI	EUR	2,965	3,502,301	3,497,377	4,924	—
Expiring 03/17/26	GSI	EUR	444	524,164	523,787	377	—
Expiring 03/17/26	GSI	EUR	331	390,666	390,394	272	—
Expiring 03/17/26	GSI	EUR	287	339,514	338,970	544	—
Expiring 03/17/26	WBC	EUR	3,770	4,445,484	4,446,704	—	(1,220)
Hungarian Forint,
Expiring 01/22/26	BNP	HUF	594,106	1,811,126	1,813,887	—	(2,761)
Expiring 01/22/26	JPM	HUF	154,744	471,000	472,455	—	(1,455)
Expiring 01/22/26	JPM	HUF	96,579	290,000	294,868	—	(4,868)
Japanese Yen,
Expiring 01/22/26	CITI	JPY	103,648	661,906	663,003	—	(1,097)
Expiring 01/22/26	GSI	JPY	103,012	661,234	658,933	2,301	—
Expiring 01/22/26	HSBC	JPY	571,971	3,681,832	3,658,696	23,136	—
Expiring 01/22/26	HSBC	JPY	7,375	47,001	47,176	—	(175)
Expiring 02/12/26	CITI	JPY	143,415	936,609	919,051	17,558	—
Expiring 02/12/26	WBC	JPY	338,292	2,198,340	2,167,882	30,458	—
Mexican Peso,
Expiring 01/22/26	MSI	MXN	44,649	2,468,686	2,474,255	—	(5,569)
New Zealand Dollar,
Expiring 01/22/26	BARC	NZD	571	330,528	328,964	1,564	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	862	255,000	255,822	—	(822)
Expiring 03/18/26	CITI	PEN	798	236,418	236,661	—	(243)
Expiring 03/18/26	CITI	PEN	563	166,500	167,080	—	(580)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	2,609	715,000	726,502	—	(11,502)
Expiring 01/22/26	JPM	PLN	1,278	348,500	355,892	—	(7,392)
Expiring 01/22/26	MSI	PLN	2,514	685,454	700,149	—	(14,695)
Expiring 01/22/26	MSI	PLN	819	224,300	228,178	—	(3,878)
Expiring 01/22/26	UAG	PLN	778	213,700	216,542	—	(2,842)
Singapore Dollar,
Expiring 01/22/26	MSI	SGD	4,078	3,164,857	3,177,121	—	(12,264)
Expiring 03/18/26	MSI	SGD	11,615	9,027,318	9,082,034	—	(54,716)
South African Rand,
Expiring 03/18/26	MSI	ZAR	7,383	439,370	443,378	—	(4,008)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 02/11/26	GSI	KRW	1,058,496	$731,687	$734,082	$—	$(2,395)
Expiring 03/18/26	BOA	KRW	319,239	218,000	221,702	—	(3,702)
Expiring 03/18/26	CITI	KRW	3,991,595	2,725,643	2,772,044	—	(46,401)
Swiss Franc,
Expiring 01/22/26	BNP	CHF	530	660,264	670,783	—	(10,519)
Expiring 01/22/26	HSBC	CHF	2,577	3,252,437	3,260,718	—	(8,281)
Expiring 03/17/26	CITI	CHF	34	43,537	43,530	7	—
Expiring 03/17/26	MSI	CHF	245	310,549	311,328	—	(779)
Expiring 03/17/26	WBC	CHF	1,118	1,419,244	1,423,507	—	(4,263)
Thai Baht,
Expiring 03/18/26	HSBC	THB	50,282	1,596,042	1,605,245	—	(9,203)
Expiring 03/18/26	JPM	THB	10,553	336,000	336,917	—	(917)
Expiring 03/18/26	MSI	THB	8,147	260,000	260,096	—	(96)

				$211,611,726	$212,911,590	89,541	(1,389,405)

						$483,051	$(1,664,503)

Cross currency exchange contracts outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	AUD	997	EUR	568	$—	$(2,614)	BNP
01/22/26	Buy	CZK	4,897	EUR	201	2,104	—	MSI
01/22/26	Buy	EUR	134	SEK	1,456	—	(692)	MSI
01/22/26	Buy	PLN	858	EUR	203	570	—	MSI
01/22/26	Buy	SEK	6,163	EUR	567	2,655	—	BNP

						$5,329	$(3,306)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
SoftBank Group Corp.	06/20/26	1.000%(Q)	785	1.706%	$(2,364)	$(1,814)	$(550)	GSI
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR 200	0.049%	240	145	95	BARC

					$(2,124)	$(1,669)	$(455)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	13,000	$(284,486)	$(297,980)	$(13,494)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	$(144,600)	$109,336	$253,936
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.726%	(94,015)	155,637	249,652
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(10,753)	46,733	57,486
	23,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	40,222	147,137	106,915
	30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(177,372)	(177,372)
	15,925	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	—	(2,100)	(2,100)
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	908	(48,235)	(49,143)
	13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	2,218	209,081	206,863
	8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(8,660)	(225,751)	(217,091)
	10,670	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(228,991)	(228,991)
	3,900	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(27,009)	(231,494)	(204,485)
	1,745	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.870%	—	73,945	73,945
	1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	581,995	628,188	46,193
	8,040	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	117,583	320,161	202,578
	3,450	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	26,743	265,704	238,961
	8,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	480,026	480,026
	4,240	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.870%	(77,684)	41,694	119,378

					$406,948	$1,563,699	$1,156,751

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.650%	ML	04/01/26	31,916	$(3,236)	$—	$(3,236)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$145	$(1,814)	$95	$(3,786)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$1,400,186
GS	1,342,000	—
MLC	—	3,557,922
MSC	840,393	18,788,053
SG	—	11,032,511

Total	$2,182,393	$34,778,672

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$352,447,747	$—	$—
Fixed Income	472,745,105	—	—
International Equity	14,861	—	—
Common Stocks	1,417,831,443	755,497,453	—
Preferred Stocks.	336,750	4,655,307	—
Unaffiliated Exchange-Traded Funds	701,470,732	—	—
Unaffiliated Funds	218,119,408	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	410,276	—
Collateralized Loan Obligations	—	128,366,950	—
Consumer Loans	—	1,333,186	—
Other	—	854,919	—
Commercial Mortgage-Backed Securities	—	770,354	—
Corporate Bonds	—	120,645,739	—
Floating Rate and Other Loans	—	3,298,236	—
Residential Mortgage-Backed Securities	—	784,118	—
Sovereign Bonds	—	67,888,957	—
U.S. Government Agency Obligations	—	24,852,409	—
U.S. Treasury Obligations	—	330,616,814	—
Options Purchased	—	89,257,385	—
Short-Term Investments
Affiliated Mutual Funds	546,807,278	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Treasury Obligations	$—	$294,398,799	$—
Options Purchased	30,703	55,982	—

Total	$3,709,804,027	$1,823,686,884	$—

Liabilities
Options Written	$—	$(162,923)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$774,800	$—	$—
Commodity Futures Contracts	9,595,702	—	—
OTC Forward Foreign Currency Exchange Contracts	—	483,051	—
OTC Cross Currency Exchange Contracts	—	5,329	—
OTC Credit Default Swap Agreement	—	240	—
Centrally Cleared Interest Rate Swap Agreements	—	2,035,933	—

Total	$10,370,502	$2,524,553	$—

Liabilities
Financial Futures Contracts	$(2,195,480)	$—	$—
Commodity Futures Contracts	(7,185,540)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,664,503)	—
OTC Cross Currency Exchange Contracts	—	(3,306)	—
Centrally Cleared Credit Default Swap Agreement	—	(13,494)	—
OTC Credit Default Swap Agreement	—	(2,364)	—
Centrally Cleared Interest Rate Swap Agreements	—	(879,182)	—
OTC Total Return Swap Agreement	—	(3,236)	—

Total	$(9,381,020)	$(2,566,085)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	25.8%
Unaffiliated Exchange-Traded Funds	13.2
U.S. Treasury Obligations	11.7
Unaffiliated Funds	4.1
Banks	3.9
Semiconductors & Semiconductor Equipment	3.7
Software	2.5
Collateralized Loan Obligations	2.4
Pharmaceuticals	2.0
Interactive Media & Services	1.9
Technology Hardware, Storage & Peripherals	1.7
Options Purchased	1.7
Insurance	1.4
Aerospace & Defense	1.3
Capital Markets	1.3
Sovereign Bonds	1.3
Oil, Gas & Consumable Fuels	1.1
Broadline Retail	1.1
Financial Services	1.0
Automobiles	0.8
Machinery	0.7
Specialized REITs	0.7
Electrical Equipment	0.7
Biotechnology	0.7

Metals & Mining	0.7%
Health Care Equipment & Supplies	0.7
Electric Utilities	0.6
Consumer Staples Distribution & Retail	0.6
Specialty Retail	0.6
Retail REITs	0.6
Health Care REITs	0.6
Hotels, Restaurants & Leisure	0.6
IT Services	0.6
Industrial REITs	0.5
Entertainment	0.5
Textiles, Apparel & Luxury Goods	0.5
U.S. Government Agency Obligations	0.5
Health Care Providers & Services	0.4
Diversified Telecommunication Services	0.4
Chemicals	0.4
Trading Companies & Distributors	0.4
Food Products	0.4
Industrial Conglomerates	0.4
Residential REITs	0.3
Multi-Utilities	0.3
Electronic Equipment, Instruments & Components	0.3
Beverages	0.3
Life Sciences Tools & Services	0.3
Communications Equipment	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Construction & Engineering	0.3%
Ground Transportation	0.3
Building Products	0.2
Consumer Finance	0.2
Electric	0.2
Tobacco	0.2
Household Products	0.2
Media	0.2
Household Durables	0.2
Professional Services	0.2
Personal Care Products	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Diversified REITs	0.2
Gas Utilities	0.2
Retail	0.2
Construction Materials	0.1
Commercial Services & Supplies	0.1
Oil & Gas	0.1
Passenger Airlines	0.1
Pipelines	0.1
Marine Transportation	0.1
Automobile Components	0.1
Office REITs	0.1
Air Freight & Logistics	0.1
Telecommunications	0.1
Hotel & Resort REITs	0.1
Energy Equipment & Services	0.1
Diversified Financial Services	0.1
Foods	0.1
Auto Manufacturers	0.1
Real Estate Investment Trusts (REITs)	0.1
Auto Parts & Equipment	0.1
Transportation Infrastructure	0.1
Healthcare-Services	0.1
Building Materials	0.1
Home Builders	0.1
Lodging	0.1
Consumer Loans	0.1

Diversified Consumer Services	0.0	*%
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Holding Companies-Diversified	0.0	*
Airlines	0.0	*
Real Estate	0.0	*
Internet	0.0	*
Commercial Services	0.0	*
Mining	0.0	*
Engineering & Construction	0.0	*
Packaging & Containers	0.0	*
Containers & Packaging	0.0	*
Healthcare-Products	0.0	*
Semiconductors	0.0	*
Computers	0.0	*
Distributors	0.0	*
Other	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Commercial Mortgage-Backed Securities	0.0	*
Housewares	0.0	*
Health Care Technology	0.0	*
Leisure Time	0.0	*
Transportation	0.0	*
Water Utilities	0.0	*
Savings & Loans	0.0	*
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*
Miscellaneous Manufacturing	0.0	*
Gas	0.0	*
Agriculture	0.0	*
Multi-National	0.0	*

	104.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.2)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$9,595,702	*	Due from/to broker-variation margin futures	$7,185,540	*

Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	3,236

Credit contracts	—	—		Due from/to broker-variation margin swaps	13,494	*

Credit contracts	Premiums paid for OTC swap agreements	145		Premiums received for OTC swap agreements	1,814

Credit contracts	Unaffiliated investments	5,812		Options written outstanding, at value	31,998

Credit contracts	Unrealized appreciation on OTC swap agreements	95		Unrealized depreciation on OTC swap agreements	550

Equity contracts	Due from/to broker-variation margin futures	462,336	*	Due from/to broker-variation margin futures	181,333	*

Equity contracts	Unaffiliated investments	89,257,385		—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unaffiliated investments	$3,637		Options written outstanding, at value	$86,208

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	5,329		Unrealized depreciation on OTC cross currency exchange contracts	3,306

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	483,051		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,664,503

Interest rate contracts	Due from/to broker-variation margin futures	312,464	*	Due from/to broker-variation margin futures	2,014,147	*

Interest rate contracts	Due from/to broker-variation margin swaps	2,035,933	*	Due from/to broker-variation margin swaps	879,182	*

Interest rate contracts	Unaffiliated investments	77,236		Options written outstanding, at value	44,717

		$102,239,125			$12,110,028

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$11,996,926	$—	$3,827,779

Credit contracts	(212,599)	299,497	—	—	(620,780)

Equity contracts	16,461,837	—	2,568,020	—	—

Foreign exchange contracts	(159,950)	779,534	—	(6,451,904)	—

Interest rate contracts	(1,095)	28,885	8,325,664	—	1,034

Total	$16,088,193	$1,107,916	$22,890,610	$(6,451,904)	$3,208,033

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$2,830,418	$—	$909
Credit contracts	(33,393)	35,049	—	—	34,945
Equity contracts	15,707,603	—	7,886,393	—	—
Foreign exchange contracts	(30,753)	(1,916)	—	(2,807,789)	—
Interest rate contracts	(56,394)	56,354	1,334,872	—	(5,477)

Total	$15,587,063	$89,487	$12,051,683	$(2,807,789)	$30,377

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$62,971,794
Options Written (2)	142,253,326
Futures Contracts - Long Positions (2)	838,203,476
Futures Contracts - Short Positions (2)	71,725,609
Forward Foreign Currency Exchange Contracts - Purchased (3)	102,987,916
Forward Foreign Currency Exchange Contracts - Sold (3)	205,648,838
Cross Currency Exchange Contracts (4)	3,361,088
Credit Default Swap Agreements - Buy Protection (2)	18,966,425
Credit Default Swap Agreements - Sell Protection (2)	13,751,104
Interest Rate Swap Agreements (2)	210,661,746
Total Return Swap Agreements (2)	50,695,584

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$223,349,619	$(223,349,619)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$32,686	$(4,427)	$28,259	$(28,259)	$—
BARC(6)	18,979	(893)	18,086	—	18,086
BNP(4)	46,525	(120,068)	(73,543)	—	(73,543)
BNP(6)	11,530	(188,923)	(177,393)	—	(177,393)
BOA(4)	10,926	(19,898)	(8,972)	—	(8,972)
CITI(4)	24,614	(213,032)	(188,418)	—	(188,418)
CITI(5)	62,469	(60,697)	1,772	—	1,772
CITI(6)	283	(14,118)	(13,835)	—	(13,835)
DB(4)	12,848	(56,163)	(43,315)	—	(43,315)
GSI(4)	12,748	(45,235)	(32,487)	—	(32,487)
GSI(5)	19,196	(90,478)	(71,282)	—	(71,282)
GSI(6)	56,680	(5,314)	51,366	—	51,366
HSBC(4)	3,055	(24,112)	(21,057)	—	(21,057)
HSBC(6)	23,425	(17,454)	5,971	—	5,971
JPM(4)	43,599	(57,363)	(13,764)	—	(13,764)
ML(3)	—	(3,236)	(3,236)	—	(3,236)
MSI(4)	5,915	(632,498)	(626,583)	626,583	—
MSI(5)	96,763	(131,992)	(35,229)	17,805	(17,424)
MSI(6)	7,476	(88,533)	(81,057)	—	(81,057)
RBC(4)	196	(4,289)	(4,093)	—	(4,093)
SCB(4)	—	(4,517)	(4,517)	—	(4,517)
SSB(4)	—	(12,414)	(12,414)	—	(12,414)
UAG(4)	6,666	(24,342)	(17,676)	—	(17,676)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
WBC(5)	$48,023	$(16,336)	$31,687	$—	$31,687

	$544,602	$(1,836,332)	$(1,291,730)	$616,129	$(675,601)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $223,349,619:
Unaffiliated investments (cost $3,639,029,276)	$4,161,475,920
Affiliated investments (cost $1,235,582,928)	1,372,014,991
Cash	225
Foreign currency, at value (cost $2,430,737)	2,418,068
Dividends and interest receivable	7,368,131
Tax reclaim receivable	5,976,033
Receivable for investments sold	2,546,901
Deposit with broker for centrally cleared/exchange-traded derivatives	2,182,393
Unrealized appreciation on OTC forward foreign currency exchange contracts	483,051
Due from broker-variation margin futures	141,486
Foreign capital gains tax benefit accrued	68,242
Due from broker-variation margin swaps	21,476
Receivable from affiliate	10,547
Unrealized appreciation on OTC cross currency exchange contracts	5,329
Receivable for Portfolio shares sold	3,154
Premiums paid for OTC swap agreements	145
Unrealized appreciation on OTC swap agreements	95
Prepaid expenses	43,638

Total Assets	5,554,759,825

LIABILITIES
Payable to broker for collateral for securities on loan	228,989,529
Due to broker-variation margin futures	4,811,192
Payable to affiliate	3,006,286
Management fee payable	2,371,512
Accrued expenses and other liabilities	1,973,341
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,664,503
Payable for Portfolio shares purchased	1,306,018
Payable for investments purchased	609,648
Distribution fee payable	205,268
Options written outstanding, at value (premiums received $240,640)	162,923
Unrealized depreciation on OTC swap agreements	3,786
Trustees’ fees payable	3,690
Unrealized depreciation on OTC cross currency exchange contracts	3,306
Premiums received for OTC swap agreements	1,814
Affiliated transfer agent fee payable	478

Total Liabilities	245,113,294

NET ASSETS	$5,309,646,531

Net assets were comprised of:
Partners’ Equity	$5,309,646,531

Net asset value and redemption price per share, $5,309,646,531 / 159,139,312 outstanding shares of beneficial interest	$33.36

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,759,301 foreign withholding tax, of which $326,469 is reimbursable by an affiliate)	$62,522,016
Interest income (net of $2,274 foreign withholding tax)	44,746,830
Affiliated dividend income	15,649,602
Income from securities lending, net (including affiliated income of $362,911)	391,699

Total income	123,310,147

EXPENSES
Management fee	32,986,995
Distribution fee	13,464,080
Custodian and accounting fees	746,335
Audit fee	115,752
Professional fees	113,927
Trustees’ fees	100,460
Shareholders’ reports	17,614
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	197,178

Total expenses	47,752,681
Less: Fee waiver and/or expense reimbursement	(4,995,294)
Distribution fee waiver	(931,512)

Net expenses	41,825,875

NET INVESTMENT INCOME (LOSS)	81,484,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $68,589,058) (net of foreign capital gains taxes $(15,826))	350,741,266
Net capital gain distributions received	1,640,558
Futures transactions	22,890,610
Forward and cross currency contract transactions	(6,451,904)
Options written transactions	1,107,916
Swap agreements transactions	3,208,033
Foreign currency transactions	2,829,549

375,966,028

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26,815,720) (net of change in foreign capital gains taxes $144,698)	297,870,675
Futures	12,051,683
Forward and cross currency contracts	(2,807,789)
Options written	89,487
Swap agreements	30,377
Foreign currencies	411,693

307,646,126

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	683,612,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$765,096,426

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 81,484,272	$ 97,356,971
Net realized gain (loss) on investment and foreign currency transactions	375,966,028	480,842,741
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	307,646,126	47,397,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	765,096,426	625,597,643

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,411,297 and 2,281,611 shares, respectively]	70,351,485	63,865,138
Portfolio shares purchased [37,203,829 and 40,740,085 shares, respectively]	(1,124,815,962)	(1,134,633,531)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,054,464,477)	(1,070,768,393)

TOTAL INCREASE (DECREASE)	(289,368,051)	(445,170,750)
NET ASSETS:
Beginning of year	5,599,014,582	6,044,185,332

End of year	$5,309,646,531	$5,599,014,582

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$28.87	$26.01	$22.73	$27.25	$23.95

Income (Loss) From Investment Operations:
Net investment income (loss)	0.47	0.45	0.52	0.42	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.02	2.41	2.76	(4.94)	3.03

Total from investment operations	4.49	2.86	3.28	(4.52)	3.30

Net Asset Value, end of year	$33.36	$28.87	$26.01	$22.73	$27.25

Total Return(b)	15.55%	11.00%	14.48%	(16.62)%	13.83%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$5,310	$5,599	$6,044	$5,836	$8,610
Average net assets (in millions)	$5,386	$5,960	$5,900	$6,884	$8,754
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.73%	0.87%	0.87%	0.85%
Expenses before waivers and/or expense reimbursement	0.89%	0.92%	0.92%	0.91%	0.89%
Net investment income (loss)	1.51%	1.63%	2.18%	1.74%	1.06%
Portfolio turnover rate(d)(e)	73%	87%	298%	537%	467%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 91.3%

AFFILIATED MUTUAL FUND — 12.1%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	139,448,175	$1,666,405,697

(cost $1,442,664,068)(wa)

COMMON STOCKS — 55.6%
Aerospace & Defense — 1.9%
AAR Corp.*	5,200	430,507
AeroVironment, Inc.*	400	96,756
Airbus SE (France)	63,824	14,821,464
Archer Aviation, Inc. (Class A Stock)*	9,500	71,440
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	11,035	59,457
Astronics Corp.*	18,000	976,320
ATI, Inc.*	86,895	9,972,070
Axon Enterprise, Inc.*	8,550	4,855,801
BAE Systems PLC (United Kingdom)	120,329	2,769,379
Bharat Electronics Ltd. (India)	14,515	64,609
Boeing Co. (The)*	129,066	28,022,810
BWX Technologies, Inc.	12,121	2,094,994
Carpenter Technology Corp.	785	247,149
Curtiss-Wright Corp.	827	455,900
Elbit Systems Ltd. (Israel)	1,426	818,704
Embraer SA (Brazil), ADR	77,839	5,010,496
Firefly Aerospace, Inc.*(a)	1,225	27,403
General Dynamics Corp.	58,595	19,726,593
General Electric Co.	181,087	55,780,229
Hanwha Aerospace Co. Ltd. (South Korea)	1,277	833,944
Hexcel Corp.	8,692	642,339
Howmet Aerospace, Inc.	35,970	7,374,569
Huntington Ingalls Industries, Inc.	867	294,841
Karman Holdings, Inc.*	2,956	216,290
Kratos Defense & Security Solutions, Inc.*	5,200	394,732
L3Harris Technologies, Inc.	4,065	1,193,362
Leonardo DRS, Inc.	245	8,352
Leonardo SpA (Italy)	29,062	1,662,362
Lockheed Martin Corp.	3,280	1,586,438
Mercury Systems, Inc.*(a)	23,012	1,680,106
Moog, Inc. (Class A Stock)	400	97,420
MTU Aero Engines AG (Germany)	2,527	1,047,513
Northrop Grumman Corp.	48,189	27,477,850
Rheinmetall AG (Germany)	4,124	7,523,804
Rolls-Royce Holdings PLC (United Kingdom)	526,818	8,147,616
RTX Corp.	138,930	25,479,762
Saab AB (Sweden) (Class B Stock)	23,326	1,353,380
Safran SA (France)	41,981	14,622,699
Singapore Technologies Engineering Ltd. (Singapore)	641,600	4,192,275
StandardAero, Inc.*	1,915	54,922
Textron, Inc.	3,915	341,271
Thales SA (France)	4,239	1,143,537
TransDigm Group, Inc.	993	1,320,541
VSE Corp.(a)	8,458	1,461,289
Woodward, Inc.	11,662	3,525,656

		259,978,951

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	19,365	$3,113,117
Deutsche Post AG (Germany)	113,004	6,161,623
Expeditors International of Washington, Inc.	2,868	427,361
FedEx Corp.	26,367	7,616,372
GXO Logistics, Inc.*	2,548	134,127
United Parcel Service, Inc. (Class B Stock)	54,874	5,442,952

		22,895,552

Automobile Components — 0.2%
Adient PLC*	31,800	609,606
Aisin Corp. (Japan)	28,300	530,236
Aptiv PLC*	164,274	12,499,609
BorgWarner, Inc.	4,853	218,676
Bridgestone Corp. (Japan)(a)	88,800	1,997,936
Cie Generale des Etablissements Michelin SCA (France)	27,849	923,088
Dana, Inc.(a)	142,200	3,378,672
Dorman Products, Inc.*	4,228	520,847
Garrett Motion, Inc. (Switzerland)	13,000	226,590
Gentex Corp.	5,103	118,747
Goodyear Tire & Rubber Co. (The)*	14,400	126,144
Hankook Tire & Technology Co. Ltd. (South Korea)	17	689
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	29,400	84,282
Hyundai Mobis Co. Ltd. (South Korea)	119	30,878
LCI Industries	4,400	533,896
Lear Corp.	1,213	139,010
Magna International, Inc. (Canada)	12,300	655,707
Phinia, Inc.	1,600	100,304
QuantumScape Corp.*	9,089	94,708
Standard Motor Products, Inc.	14,000	515,900
Sumitomo Electric Industries Ltd. (Japan)	76,500	3,081,213
TPR Co. Ltd. (Japan)	241,600	1,992,210
Visteon Corp.	37,700	3,585,270

		31,964,218

Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	33,860	3,671,622
BYD Co. Ltd. (China) (Class H Stock)	83,898	1,025,297
Eicher Motors Ltd. (India)	2,538	206,600
Ferrari NV (Italy)	1,517	563,739
Ford Motor Co.(a)	520,981	6,835,271
Geely Automobile Holdings Ltd. (China)	37,000	85,576
General Motors Co.	319,670	25,995,564
Harley-Davidson, Inc.	2,574	52,741
Hero MotoCorp Ltd. (India)	1,730	111,165
Honda Motor Co. Ltd. (Japan)	506,300	4,969,169
Isuzu Motors Ltd. (Japan)	259,000	4,042,246
Kia Corp. (South Korea)	860	72,905
Lucid Group, Inc.*(a)	2,271	24,004
Mahindra & Mahindra Ltd. (India)	39,024	1,611,655
Maruti Suzuki India Ltd. (India)	1,092	203,090
Mercedes-Benz Group AG (Germany)	116,947	8,107,011

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Rivian Automotive, Inc. (Class A Stock)*	17,191	$338,835
Subaru Corp. (Japan)	72,600	1,563,167
Suzuki Motor Corp. (Japan)	36,800	550,361
Tata Motors Passenger Vehicles Ltd. (India)	29,411	120,364
Tesla, Inc.*	222,579	100,098,228
Thor Industries, Inc.	1,157	118,789
Toyota Motor Corp. (Japan)	610,500	13,111,768
TVS Motor Co. Ltd. (India)	2,416	100,115
Winnebago Industries, Inc.	15,900	644,268

		174,223,550

Banks — 3.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	67,782	2,368,228
Absa Group Ltd. (South Africa)	95,847	1,385,265
Agricultural Bank of China Ltd. (China) (Class H Stock)	99,000	73,648
AIB Group PLC (Ireland)	543,107	5,806,003
Akbank TAS (Turkey)	8,753	14,201
Al Rajhi Bank (Saudi Arabia)	7,866	204,320
Ameris Bancorp	13,630	1,012,300
AMMB Holdings Bhd (Malaysia)	32,200	51,557
ANZ Group Holdings Ltd. (Australia)	91,704	2,217,184
Banco Bilbao Vizcaya Argentaria SA (Spain)	435,322	10,211,444
Banco Bradesco SA (Brazil)	4,732	13,388
Banco Santander SA (Spain)	896,150	10,548,125
Bancorp, Inc. (The)*	8,600	580,672
Bank Hapoalim BM (Israel)	160,670	3,633,884
Bank Leumi Le-Israel BM (Israel)	149,998	3,305,612
Bank of America Corp.	673,604	37,048,220
Bank of Beijing Co. Ltd. (China) (Class A Stock)	205,700	161,592
Bank of Changsha Co. Ltd. (China) (Class A Stock)	29,100	40,472
Bank of Ireland Group PLC (Ireland)	143,661	2,747,561
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	19,800	29,528
Bank of Marin Bancorp	41,200	1,071,612
Bank of Montreal (Canada)	4,400	571,418
Bank of Nova Scotia (The) (Canada)	8,600	634,278
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	49,200	71,235
Bank OZK	2,402	110,540
Bank Polska Kasa Opieki SA (Poland)	358	20,306
Bankinter SA (Spain)	19,833	328,736
BankUnited, Inc.	40,200	1,791,714
Banque Saudi Fransi (Saudi Arabia)	24,176	108,431
Barclays PLC (United Kingdom)	1,817,409	11,633,469
BayCom Corp.	13,100	385,140
BNP Paribas SA (France)	81,215	7,683,511
BOC Hong Kong Holdings Ltd. (China)	467,500	2,372,559
BOK Financial Corp.	515	61,007
BPER Banca SpA (Italy)	32,994	445,831
CaixaBank SA (Spain)	487,270	5,957,424
California BanCorp	9,200	171,764

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)	6,800	$616,461
Canara Bank (India)	91,460	157,736
Capitec Bank Holdings Ltd. (South Africa)	960	240,980
Chiba Bank Ltd. (The) (Japan)	24,200	270,080
China Construction Bank Corp. (China) (Class H Stock)	777,000	769,083
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	26,000	13,145
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	100,200	92,791
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	31,000	24,497
Citigroup, Inc.	204,316	23,841,634
Citizens Financial Group, Inc.	9,513	555,654
City Union Bank Ltd. (India)	8,316	26,917
Columbia Banking System, Inc.	4,827	134,915
Comerica, Inc.	2,831	246,099
Commerce Bancshares, Inc.	2,887	151,106
Commerzbank AG (Germany)	24,299	1,025,530
Commonwealth Bank of Australia (Australia)	66,782	7,128,248
ConnectOne Bancorp, Inc.	18,600	487,692
Credit Agricole SA (France)	109,393	2,252,170
Cullen/Frost Bankers, Inc.	1,319	167,025
Customers Bancorp, Inc.*	7,900	577,648
Danske Bank A/S (Denmark)	47,614	2,377,667
DBS Group Holdings Ltd. (Singapore)	154,450	6,765,629
Dime Community Bancshares, Inc.	12,900	388,161
East West Bancorp, Inc.	41,324	4,644,404
Eastern Bankshares, Inc.	25,276	465,837
Emirates NBD Bank PJSC (United Arab Emirates)	4,393	33,281
Erste Group Bank AG (Austria)	7,242	868,384
Fifth Third Bancorp(a)	14,532	680,243
FinecoBank Banca Fineco SpA (Italy)	63,740	1,651,475
First Abu Dhabi Bank PJSC (United Arab Emirates)	5,541	26,307
First Citizens BancShares, Inc. (Class A Stock)	202	433,528
First Commonwealth Financial Corp.	62,300	1,050,378
First Financial Bancorp	22,400	560,448
First Hawaiian, Inc.	2,895	73,244
First Horizon Corp.	11,098	265,242
First Interstate BancSystem, Inc. (Class A Stock)	3,952	136,739
FNB Corp.	7,975	136,373
Fulton Financial Corp.(a)	57,000	1,101,810
Grupo Cibest SA (Colombia)	977	17,877
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	66,300	614,271
Haci Omer Sabanci Holding A/S (Turkey)	254,880	499,164
Hana Financial Group, Inc. (South Korea)	2,973	193,978
HDFC Bank Ltd. (India)	17,622	194,668
Heritage Financial Corp.	16,464	389,374
Hilltop Holdings, Inc.	37,900	1,286,326

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom)	1,268,908	$19,967,462
Huaxia Bank Co. Ltd. (China) (Class A Stock)	179,200	176,487
Huntington Bancshares, Inc.	31,604	548,329
ICICI Bank Ltd. (India)	3,670	54,927
Independent Bank Corp.	25,200	1,841,616
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	165,000	133,519
Industrial Bank Co. Ltd. (China) (Class A Stock)	15,900	48,011
Industrial Bank of Korea (South Korea)	10,373	150,777
ING Groep NV (Netherlands)	283,381	7,965,339
Intesa Sanpaolo SpA (Italy)	696,342	4,811,797
JPMorgan Chase & Co.	230,985	74,427,987
Kasikornbank PCL (Thailand)	13,300	82,031
KB Financial Group, Inc. (South Korea)	1,532	131,882
KBC Group NV (Belgium)	18,446	2,402,334
KeyCorp	131,437	2,712,860
Krung Thai Bank PCL (Thailand)	132,300	118,544
Lloyds Banking Group PLC (United Kingdom)	4,774,601	6,315,430
M&T Bank Corp.	48,374	9,746,394
Metropolitan Bank Holding Corp.	12,400	946,864
Midland States Bancorp, Inc.	7,400	156,658
MidWestOne Financial Group, Inc.	1,818	69,993
Mitsubishi UFJ Financial Group, Inc. (Japan)	628,900	9,981,318
Mizuho Financial Group, Inc. (Japan)	50,900	1,857,573
Moneta Money Bank A/S (Czech Republic), 144A	14,099	132,499
MVB Financial Corp.	14,000	361,620
National Australia Bank Ltd. (Australia)	126,793	3,565,007
NatWest Group PLC (United Kingdom) .	1,067,331	9,362,929
Nedbank Group Ltd. (South Africa)	79,740	1,282,100
Nordea Bank Abp (Finland)	291,119	5,477,189
Northrim BanCorp, Inc.	3,400	90,474
NU Holdings Ltd. (Brazil) (Class A Stock)*	234,836	3,931,155
OTP Bank Nyrt (Hungary)	12,058	1,292,909
Oversea-Chinese Banking Corp. Ltd. (Singapore)	192,500	2,957,420
Peapack-Gladstone Financial Corp.	12,700	353,695
Ping An Bank Co. Ltd. (China) (Class A Stock)	30,300	49,564
Pinnacle Financial Partners, Inc.	1,621	154,660
PNC Financial Services Group, Inc. (The)	156,528	32,672,089
Popular, Inc. (Puerto Rico)	1,353	168,476
Prosperity Bancshares, Inc.(a)	2,095	144,785
Provident Financial Services, Inc.	64,000	1,264,000
Regions Financial Corp.(a)	200,542	5,434,688
Renasant Corp.	7,558	266,193
Riyad Bank (Saudi Arabia)	13,943	100,915
Saudi Awwal Bank (Saudi Arabia)	910	7,849
Saudi National Bank (The) (Saudi Arabia)	19,884	200,671
Sberbank of Russia PJSC (Russia)*^	83,328	—
Seacoast Banking Corp. of Florida	18,400	578,128

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	70,800	$94,288
Shinhan Financial Group Co. Ltd. (South Korea)	3,663	195,054
Simmons First National Corp. (Class A Stock)	78,600	1,481,610
Societe Generale SA (France)	71,292	5,739,292
SOUTHSTATE BANK Corp.	1,760	165,634
Standard Bank Group Ltd. (South Africa)	45,920	805,459
Standard Chartered PLC (United Kingdom)	233,398	5,695,014
State Bank of India (India)	5,141	56,238
Sumitomo Mitsui Financial Group, Inc. (Japan)	230,500	7,413,206
Svenska Handelsbanken AB (Sweden) (Class A Stock)	78,518	1,137,533
Swedbank AB (Sweden) (Class A Stock)	119,336	4,140,368
Synovus Financial Corp.	3,098	155,055
Texas Capital Bancshares, Inc.*	20,100	1,819,854
Toronto-Dominion Bank (The) (Canada)	6,900	650,311
Truist Financial Corp.	277,620	13,661,680
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	902,587	295,512
U.S. Bancorp	157,539	8,406,281
UniCredit SpA (Italy)	109,784	9,093,047
United Community Banks, Inc.	27,000	842,940
Unity Bancorp, Inc.	1,800	93,096
Valley National Bancorp	152,000	1,775,360
Webster Financial Corp.	3,699	232,815
Wells Fargo & Co.	284,808	26,544,106
Western Alliance Bancorp.	1,899	159,649
Westpac Banking Corp. (Australia)	98,984	2,540,081
Wintrust Financial Corp.	24,524	3,428,946
Woori Financial Group, Inc. (South Korea)	8,373	162,515
Yokohama Financial Group, Inc. (Japan)	72,500	599,359
Zions Bancorp NA	3,220	188,499

		490,576,347

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	66,437	4,263,996
Boston Beer Co., Inc. (The) (Class A Stock)*	113	22,050
Brown-Forman Corp. (Class A Stock)	750	19,732
Brown-Forman Corp. (Class B Stock)	3,406	88,760
Celsius Holdings, Inc.*	5,699	260,672
Coca-Cola Co. (The)	142,147	9,937,497
Coca-Cola Consolidated, Inc.	1,020	156,366
Coca-Cola HBC AG (Italy)*	20,846	1,078,438
Constellation Brands, Inc. (Class A Stock)	3,034	418,571
Diageo PLC (United Kingdom)	76,995	1,659,082
Keurig Dr. Pepper, Inc.	28,279	792,095
Kirin Holdings Co. Ltd. (Japan)	80,000	1,197,521

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)	3,757	$175,377
Monster Beverage Corp.*(a)	206,100	15,801,687
PepsiCo, Inc.	64,450	9,249,864
Primo Brands Corp.	4,390	71,776

		45,193,484

Biotechnology — 1.1%
3SBio, Inc. (China), 144A*	8,500	26,393
AbbVie, Inc.(a)	161,711	36,949,346
ACADIA Pharmaceuticals, Inc.*	57,400	1,533,154
ADMA Biologics, Inc.*	37,200	678,528
Agios Pharmaceuticals, Inc.*	17,900	487,238
Alkermes PLC*	35,800	1,001,684
Alnylam Pharmaceuticals, Inc.*(a)	7,548	3,001,462
Amgen, Inc.	54,607	17,873,417
Apogee Therapeutics, Inc.*(a)	11,100	837,828
Arcellx, Inc.*	2,500	163,000
Arcutis Biotherapeutics, Inc.*	57,666	1,674,621
Ardelyx, Inc.*	71,800	418,594
Argenx SE (Netherlands)*	5,481	4,623,464
Argenx SE (Netherlands), ADR*	4,122	3,466,396
Arrowhead Pharmaceuticals, Inc.*	5,000	331,950
Aurinia Pharmaceuticals, Inc. (Canada)*	48,600	775,170
BeOne Medicines Ltd. (Class H Stock)*	3,400	78,255
Biogen, Inc.*	48,245	8,490,637
BioMarin Pharmaceutical, Inc.*	4,334	257,570
Bridgebio Pharma, Inc.*	22,300	1,705,727
Catalyst Pharmaceuticals, Inc.*	36,100	842,574
Celcuity, Inc.*	8,400	837,816
CG oncology, Inc.*	1,461	60,661
Cogent Biosciences, Inc.*	19,700	699,744
Compass Therapeutics, Inc.*	54,000	289,980
CRISPR Therapeutics AG (Switzerland)*	1,800	94,392
CSL Ltd. (Australia)	35,155	4,045,690
Cytokinetics, Inc.*	4,800	304,992
Exact Sciences Corp.*	3,578	363,382
Exelixis, Inc.*	29,780	1,305,257
Genmab A/S (Denmark)*	5,252	1,628,036
Gilead Sciences, Inc.(a)	178,624	21,924,310
GRAIL, Inc.*	4,600	393,714
Incyte Corp.*	30,979	3,059,796
Innovent Biologics, Inc. (China), 144A*	57,998	567,609
Insmed, Inc.*	140	24,366
Ionis Pharmaceuticals, Inc.*	322	25,473
Kodiak Sciences, Inc.*	17,800	497,688
Krystal Biotech, Inc.*	800	197,232
Kura Oncology, Inc.*	15,600	162,084
Madrigal Pharmaceuticals, Inc.*(a)	1,000	582,340
MiMedx Group, Inc.*	89,300	604,561
Mineralys Therapeutics, Inc.*	16,900	613,301
Mirati Therapeutics, Inc.^	1,574	—
Mirum Pharmaceuticals, Inc.*(a)	11,700	924,183
Moderna, Inc.*	7,854	231,614
Neurocrine Biosciences, Inc.*	13,030	1,848,045
Newamsterdam Pharma Co. NV (Netherlands)*	11,758	412,471

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Organogenesis Holdings, Inc.*	20,000	$103,600
Praxis Precision Medicines, Inc.*(a)	2,300	677,902
Precigen, Inc.*(a)	81,500	340,670
Protagonist Therapeutics, Inc.*(a)	12,000	1,048,080
PTC Therapeutics, Inc.*	14,600	1,109,016
Puma Biotechnology, Inc.*	15,400	91,630
Regeneron Pharmaceuticals, Inc.	5,761	4,446,743
Revolution Medicines, Inc.*	3,440	273,996
Rezolute, Inc.*	8,500	20,060
Rhythm Pharmaceuticals, Inc.*(a)	12,849	1,375,357
Rigel Pharmaceuticals, Inc.*	15,100	646,733
Roivant Sciences Ltd.*	8,911	193,369
Scholar Rock Holding Corp.*	7,031	309,716
Soleno Therapeutics, Inc.*(a)	3,900	180,570
Swedish Orphan Biovitrum AB (Sweden)*	25,545	916,736
TG Therapeutics, Inc.*	4,600	137,126
Travere Therapeutics, Inc.*	32,700	1,249,467
United Therapeutics Corp.*	989	481,890
Veracyte, Inc.*	10,200	429,420
Vertex Pharmaceuticals, Inc.*	32,810	14,874,742
Viking Therapeutics, Inc.*	1,445	50,835
Vir Biotechnology, Inc.*	58,600	353,358

		156,226,761

Broadline Retail — 1.8%
Alibaba Group Holding Ltd. (China)	83,286	1,529,211
Alibaba Group Holding Ltd. (China), ADR(a)	12,037	1,764,384
Amazon.com, Inc.*	919,731	212,292,309
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	4,500	570,274
Dillard’s, Inc. (Class A Stock)	45	27,285
eBay, Inc.	52,542	4,576,408
Etsy, Inc.*	969	53,721
Falabella SA (Chile)	27,231	189,956
JD.com, Inc. (China), ADR	5,100	146,370
Kohl’s Corp.	20,000	408,200
Macy’s, Inc.	335,480	7,397,334
MercadoLibre, Inc. (Brazil)*	2,789	5,617,771
Naspers Ltd. (South Africa) (Class N Stock)	427	28,477
Next PLC (United Kingdom)	29,575	5,444,763
Ollie’s Bargain Outlet Holdings, Inc.*	1,385	151,810
PDD Holdings, Inc. (China), ADR*(a)	12,435	1,410,005
Prosus NV (China)*	83,151	5,148,625
Sea Ltd. (Singapore), ADR*	25,453	3,247,039
Vipshop Holdings Ltd. (China), ADR	31,300	553,697
Vishal Mega Mart Ltd. (India)*	38,737	58,827
Wesfarmers Ltd. (Australia)	9,347	503,552

		251,120,018

Building Products — 0.3%
A.O. Smith Corp.	2,541	169,942
Advanced Drainage Systems, Inc.	1,370	198,417
AGC, Inc. (Japan)	16,800	557,151
Allegion PLC	1,892	301,244
Apogee Enterprises, Inc.	2,100	76,461
Armstrong World Industries, Inc.	6,209	1,186,540

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Assa Abloy AB (Sweden) (Class B Stock)	53,872	$2,081,121
Belimo Holding AG (Switzerland)	243	237,426
Builders FirstSource, Inc.*(a)	2,401	247,039
Bunka Shutter Co. Ltd. (Japan)	57,000	745,666
Carlisle Cos., Inc.	838	268,043
Carrier Global Corp.	97,390	5,146,088
Cie de Saint-Gobain SA (France)	18,628	1,894,317
Fortune Brands Innovations, Inc.	2,724	136,254
Geberit AG (Switzerland)	372	288,904
Griffon Corp.	1,074	79,100
Hayward Holdings, Inc.*	27,437	423,902
Janus International Group, Inc.*	40,900	267,486
Johnson Controls International PLC	70,296	8,417,946
Masco Corp.	4,649	295,026
Modine Manufacturing Co.*(a)	6,000	801,060
Owens Corning	56,978	6,376,408
Resideo Technologies, Inc.*	31,400	1,102,768
ROCKWOOL A/S (Denmark) (Class B Stock)	64,696	2,273,021
Simpson Manufacturing Co., Inc.	840	135,635
Trane Technologies PLC	4,300	1,673,560
Trex Co., Inc.*	1,660	58,233

		35,438,758

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	64,815	2,842,062
Acadian Asset Management, Inc.	15,192	714,024
Affiliated Managers Group, Inc.	624	179,887
Ameriprise Financial, Inc.	175	85,810
Amundi SA (France), 144A	45,027	3,721,472
Anand Rathi Wealth Ltd. (India)	522	18,059
Artisan Partners Asset Management, Inc. (Class A Stock)	35,200	1,434,048
Banco BTG Pactual SA (Brazil), UTS	111,885	1,071,844
Bank of New York Mellon Corp. (The)	184,823	21,456,102
BGC Group, Inc. (Class A Stock)	151,000	1,348,430
Blackrock, Inc.	3,312	3,544,966
Blackstone, Inc.	11,120	1,714,037
Brookfield Asset Management Ltd. (Canada) (Class A Stock)	4,970	260,378
BSE Ltd. (India)	16,749	491,204
Carlyle Group, Inc. (The)	5,316	314,229
Cboe Global Markets, Inc.	2,294	575,794
Charles Schwab Corp. (The)	178,027	17,786,678
CME Group, Inc.	7,819	2,135,213
Coinbase Global, Inc. (Class A Stock)*(a)	4,272	966,070
Daiwa Securities Group, Inc. (Japan)	113,600	995,567
Deutsche Bank AG (Germany)	171,345	6,603,488
DigitalBridge Group, Inc.	40,000	613,600
Donnelley Financial Solutions, Inc.*	2,800	130,732
Evercore, Inc. (Class A Stock)	818	278,325
FactSet Research Systems, Inc.	690	200,231
Franklin Resources, Inc.	204,464	4,884,645
Futu Holdings Ltd. (Hong Kong), ADR* .	12,748	2,093,349
Goldman Sachs Group, Inc. (The)	37,587	33,038,973
Hamilton Lane, Inc. (Class A Stock)	120	16,117

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
HDFC Asset Management Co. Ltd. (India), 144A	1,089	$32,392
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	58,621	3,067,130
Houlihan Lokey, Inc.	16,633	2,897,302
Huatai Securities Co. Ltd. (China)
(Class A Stock)	525,289	1,777,115
Interactive Brokers Group, Inc. (Class A Stock)	8,904	572,616
Intercontinental Exchange, Inc.	31,207	5,054,286
Invesco Ltd.	279,293	7,337,027
Janus Henderson Group PLC	137,046	6,519,278
Japan Exchange Group, Inc. (Japan)	21,500	229,482
Jefferies Financial Group, Inc.	2,607	161,556
Julius Baer Group Ltd. (Switzerland)	5,610	438,314
KKR & Co., Inc.	33,800	4,308,824
Korea Investment Holdings Co. Ltd. (South Korea)	10,862	1,223,009
Lazard, Inc.	1,117	54,242
London Stock Exchange Group PLC (United Kingdom)	5,888	708,259
Macquarie Group Ltd. (Australia)	6,412	866,455
Marex Group PLC (United Kingdom)	7,096	272,203
MarketAxess Holdings, Inc.	850	154,063
Mirae Asset Securities Co. Ltd. (South Korea)	36,966	599,647
Moelis & Co. (Class A Stock)	6,109	419,933
Morgan Stanley	152,102	27,002,668
Morningstar, Inc.	20	4,346
MSCI, Inc.	775	444,641
Nasdaq, Inc.	100,280	9,740,196
NH Investment & Securities Co. Ltd. (South Korea)	60,866	891,419
Nomura Holdings, Inc. (Japan)	420,400	3,502,129
Northern Trust Corp.	58,371	7,972,895
Patria Investments Ltd. (Cayman Islands) (Class A Stock)	1,300	20,657
Piper Sandler Cos	800	271,768
Raymond James Financial, Inc.	87,804	14,100,444
Robinhood Markets, Inc. (Class A Stock)*	37,070	4,192,617
S&P Global, Inc.(a)	27,468	14,354,502
SBI Holdings, Inc. (Japan)	82,300	1,773,566
Schroders PLC (United Kingdom)	335,037	1,831,468
SEI Investments Co.	2,335	191,517
Singapore Exchange Ltd. (Singapore)	256,100	3,371,284
State Street Corp.	6,198	799,604
Stifel Financial Corp.	2,224	278,489
T. Rowe Price Group, Inc.(a)	20,802	2,129,709
TPG, Inc.	285	18,194
Tradeweb Markets, Inc. (Class A Stock).	2,063	221,855
UBS Group AG (Switzerland)	272,136	12,565,772
Virtu Financial, Inc. (Class A Stock)	41,715	1,389,944
Virtus Investment Partners, Inc.	4,400	717,860
Wealthfront Corp.*(a)	1,741	23,660
XP, Inc. (Brazil) (Class A Stock)	112,582	1,842,967

		255,862,638

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 0.5%
AdvanSix, Inc.	23,200	$401,360
Air Liquide SA (France)	16,053	3,017,225
Air Products & Chemicals, Inc.	4,832	1,193,601
Albemarle Corp.	2,614	369,724
Asahi Kasei Corp. (Japan)	511,800	4,549,262
Ashland, Inc.	1,094	64,185
Avient Corp.	5,171	161,542
Axalta Coating Systems Ltd.*	4,916	158,836
Celanese Corp.	1,989	84,095
CF Industries Holdings, Inc.	3,558	275,176
Corteva, Inc.(a)	94,607	6,341,507
Dow, Inc.	15,576	364,167
DuPont de Nemours, Inc.(a)	40,436	1,625,527
Eastman Chemical Co.	35,474	2,264,305
Ecolab, Inc.	30,453	7,994,521
Element Solutions, Inc.	60,582	1,513,944
Evonik Industries AG (Germany)	58,934	919,729
FMC Corp.	2,847	39,488
Fufeng Group Ltd. (China)	14,000	14,210
Givaudan SA (Switzerland)	75	296,719
Huntsman Corp.	4,050	40,500
Ingevity Corp.*	18,800	1,112,584
International Flavors & Fragrances, Inc.(a)	41,341	2,785,970
Linde PLC	27,817	11,860,891
LyondellBasell Industries NV (Class A Stock)(a)	50,859	2,202,195
Mativ Holdings, Inc.	46,200	561,330
Mitsubishi Chemical Group Corp. (Japan)	55,900	327,218
Mosaic Co. (The)	7,006	168,774
NewMarket Corp.	145	99,653
Ningxia Baofeng Energy Group Co. Ltd. (China) (Class A Stock)	27,000	75,981
Nutrien Ltd. (Canada)	10,100	623,418
Olin Corp.	2,722	56,699
Orion SA (Germany)	21,600	114,048
Perimeter Solutions, Inc.*	4,600	126,638
PhosAgro PJSC (Russia)*^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
PPG Industries, Inc.(a)	4,973	509,534
RPM International, Inc.	2,531	263,224
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,670	49,240
Sasol Ltd. (South Africa)*	124,385	793,634
Scotts Miracle-Gro Co. (The)	810	47,263
Sherwin-Williams Co. (The)	7,290	2,362,179
Shin-Etsu Chemical Co. Ltd. (Japan)	77,400	2,404,133
Solstice Advanced Materials, Inc.*	3,451	167,650
Toray Industries, Inc. (Japan)	40,800	266,007
Westlake Corp.	829	61,296
Yara International ASA (Brazil)	103,779	4,246,846
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	11,300	54,113
Zhejiang NHU Co. Ltd. (China) (Class A Stock)	11,400	41,157

		63,071,298

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	35,500	$1,501,650
ACCO Brands Corp.	186,000	693,780
ACV Auctions, Inc. (Class A Stock)*	28,894	231,729
Brambles Ltd. (Australia)	251,899	3,846,578
Clean Harbors, Inc.*	1,116	261,680
Copart, Inc.*	1,165	45,610
Dai Nippon Printing Co. Ltd. (Japan)	142,800	2,458,158
Deluxe Corp.	73,400	1,639,022
HNI Corp.	33,400	1,404,136
Interface, Inc.	42,700	1,192,184
Liquidity Services, Inc.*	12,200	369,782
MillerKnoll, Inc.	35,000	639,800
MSA Safety, Inc.	833	133,397
RB Global, Inc. (Canada)	3,815	392,449
Republic Services, Inc.	13,172	2,791,542
Rollins, Inc.	51,200	3,073,024
Securitas AB (Sweden) (Class B Stock)	67,954	1,080,680
Tetra Tech, Inc.	4,790	160,656
TOPPAN Holdings, Inc. (Japan)	79,300	2,357,327
Veralto Corp.	44,772	4,467,350

		28,740,534

Communications Equipment — 0.6%
Accton Technology Corp. (Taiwan)	17,000	641,529
Arista Networks, Inc.*	64,004	8,386,444
Calix, Inc.*	26,400	1,397,352
Ciena Corp.*	59,699	13,961,805
Cisco Systems, Inc.	497,382	38,313,336
CommScope Holding Co., Inc.*	47,300	857,549
F5, Inc.*	1,266	323,159
Lumentum Holdings, Inc.*	1,410	519,712
Motorola Solutions, Inc.	2,087	799,989
NetScout Systems, Inc.*	61,200	1,656,072
Nokia OYJ (Finland)	485,727	3,131,518
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	404,059	3,932,318
Viavi Solutions, Inc.*	231,900	4,132,458
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	400	34,816

		78,088,057

Construction & Engineering — 0.3%
ACS Actividades de Construccion y
Servicios SA (Spain)	33,801	3,355,268
AECOM	12,508	1,192,388
API Group Corp.*(a)	7,927	303,287
Arcosa, Inc.	29,200	3,104,544
Argan, Inc.	1,203	376,924
Bouygues SA (France)	40,024	2,080,662
China Communications Services Corp. Ltd. (China) (Class H Stock)	348,000	200,593
China Railway Group Ltd. (China) (Class H Stock)	208,000	102,372
Dycom Industries, Inc.*	1,800	608,220
Eiffage SA (France)	20,532	2,941,813
EMCOR Group, Inc.	634	387,875
Everus Construction Group, Inc.*	1,169	100,020
Ferrovial SE	9,225	597,694
Great Lakes Dredge & Dock Corp.*	13,818	181,292

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
HOCHTIEF AG (Germany)	4,925	$1,928,047
IES Holdings, Inc.*(a)	3,000	1,167,060
Kajima Corp. (Japan)	71,400	2,662,329
MasTec, Inc.*	1,091	237,151
MYR Group, Inc.*	7,300	1,595,050
Primoris Services Corp.(a)	4,400	546,216
Quanta Services, Inc.	3,831	1,616,912
Skanska AB (Sweden) (Class B Stock)	29,946	815,979
Sterling Infrastructure, Inc.*	2,100	643,083
Taisei Corp. (Japan)	29,000	2,748,357
Tutor Perini Corp.	58,800	3,940,776
Valmont Industries, Inc.	444	178,630
Vinci SA (France)	54,692	7,694,240
WillScot Holdings Corp.	3,097	58,316

		41,365,098

Construction Materials — 0.1%
Cemex SAB de CV (Mexico), UTS	702,200	806,414
China Jushi Co. Ltd. (China) (Class A Stock)	5,000	12,269
China National Building Material Co.
Ltd. (China) (Class H Stock)	1,216,000	800,672
CRH PLC(a)	25,445	3,175,536
Eagle Materials, Inc.	541	111,814
Heidelberg Materials AG (Germany)	3,779	979,732
Holcim AG*	44,557	4,337,638
James Hardie Industries PLC*	1,106	22,950
Malayan Cement Bhd (Malaysia)	17,100	32,278
Martin Marietta Materials, Inc.(a)	5,909	3,679,298
Vulcan Materials Co.	2,800	798,616

		14,757,217

Consumer Finance — 0.3%
Ally Financial, Inc.	90,305	4,089,913
American Express Co.	32,899	12,170,985
Bread Financial Holdings, Inc.	22,000	1,628,660
Capital One Financial Corp.	69,747	16,903,883
Credit Acceptance Corp.*	34	15,078
Dave, Inc.*	700	154,987
Enova International, Inc.*	14,100	2,216,520
LendingClub Corp.*	8,100	153,414
LendingTree, Inc.*	3,063	162,615
Muthoot Finance Ltd. (India)	5,392	228,707
NerdWallet, Inc. (Class A Stock)*	62,900	852,295
OneMain Holdings, Inc.	2,672	180,494
PROG Holdings, Inc.	23,000	678,270
Qfin Holdings, Inc. (China), ADR	2,800	53,956
SLM Corp.	4,108	111,162
SoFi Technologies, Inc.*	21,801	570,750
Synchrony Financial(a)	8,132	678,453

		40,850,142

Consumer Staples Distribution & Retail — 1.0%
Aeon Co. Ltd. (Japan)	16,600	262,232
Albertson’s Cos., Inc. (Class A Stock)	9,047	155,337
BJ’s Wholesale Club Holdings, Inc.*	2,474	222,734
Carrefour SA (France)	86,052	1,435,828
Casey’s General Stores, Inc.	693	383,028

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Coles Group Ltd. (Australia)	131,761	$1,883,295
Costco Wholesale Corp.	37,186	32,066,975
Dollar General Corp.	21,220	2,817,379
Dollar Tree, Inc.*	15,932	1,959,795
Empire Co. Ltd. (Canada)	15,900	552,802
George Weston Ltd. (Canada)	15,900	1,096,915
Guoquan Food Shanghai Co. Ltd. (China) (Class H Stock)	130,800	60,208
J Sainsbury PLC (United Kingdom)	248,328	1,087,979
JD Health International, Inc. (China), 144A*	119,395	855,080
Koninklijke Ahold Delhaize NV (Netherlands)	130,868	5,366,490
Kroger Co. (The)(a)	126,527	7,905,407
Loblaw Cos. Ltd. (Canada)	26,400	1,193,487
Magnit PJSC (Russia)*^	5,159	—
Maplebear, Inc.*	3,871	174,118
Marks & Spencer Group PLC (United
Kingdom)	52,131	231,985
Performance Food Group Co.*(a)	8,520	766,118
Sysco Corp.	60,920	4,489,195
Target Corp.	39,415	3,852,816
Tesco PLC (United Kingdom)	924,718	5,499,140
Tsuruha Holdings, Inc. (Japan)	54,600	1,003,184
United Natural Foods, Inc.*	9,765	328,787
US Foods Holding Corp.*(a)	62,250	4,688,670
Walgreens Boots Alliance, Inc.^	16,732	2
Walmart, Inc.	483,298	53,844,230

		134,183,216

Containers & Packaging — 0.1%
Amcor PLC	50,641	422,346
AptarGroup, Inc.	1,461	178,184
Avery Dennison Corp.	1,540	280,095
Ball Corp.	20,831	1,103,418
Crown Holdings, Inc.	22,368	2,303,233
Graphic Packaging Holding Co.	6,627	99,803
International Paper Co.(a)	11,481	452,237
Klabin SA (Brazil), UTS	165,620	565,668
O-I Glass, Inc.*	52,300	771,948
Packaging Corp. of America	1,939	399,880
Sealed Air Corp.	2,900	120,147
Silgan Holdings, Inc.	2,031	81,991
Smurfit WestRock PLC	11,421	441,650
Sonoco Products Co.	2,256	98,452

		7,319,052

Distributors — 0.0%
D’ieteren Group (Belgium)	2,875	517,849
Genuine Parts Co.	3,046	374,536
LKQ Corp.	31,354	946,891
Pool Corp.	510	116,662

		1,955,938

Diversified Consumer Services — 0.1%
ADT, Inc.	777,634	6,275,505
Adtalem Global Education, Inc.*	10,300	1,065,741
Bright Horizons Family Solutions, Inc.*	1,126	114,176

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
Frontdoor, Inc.*(a)	45,827	$2,643,760
Graham Holdings Co. (Class B Stock)	200	219,720
Grand Canyon Education, Inc.*	478	79,496
H&R Block, Inc.	2,438	106,248
Laureate Education, Inc.*	115,900	3,902,353
Pearson PLC (United Kingdom)	90,298	1,276,727
Perdoceo Education Corp.	44,100	1,293,453
Service Corp. International	3,089	240,849
TAL Education Group (China), ADR*	4,100	44,731

		17,262,759

Diversified REITs — 0.1%
Activia Properties, Inc. (Japan)	1	898
British Land Co. PLC (The) (United Kingdom)	34,582	187,656
CapitaLand Integrated Commercial
Trust (Singapore)	177,414	329,288
Covivio SA (France)	36,414	2,417,180
Essential Properties Realty Trust, Inc.	19,119	567,070
GPT Group (The) (Australia)	248,495	896,715
Merlin Properties Socimi SA (Spain)	24,156	351,675
Stockland (Australia)	725,560	2,766,352
WP Carey, Inc.	4,781	307,705

		7,824,539

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	613,767	15,245,972
BCE, Inc. (Canada)	24,000	572,482
Deutsche Telekom AG (Germany)	340,689	11,089,787
Elisa OYJ (Finland)	27,500	1,218,684
Frontier Communications Parent, Inc.*	5,442	207,177
GCI Liberty, Inc. (Class A Stock)*	71	2,618
GCI Liberty, Inc. (Class C Stock)*	406	15,107
Globalstar, Inc.*	8,600	524,944
Hellenic Telecommunications Organization SA (Greece)	28,680	567,661
Iridium Communications, Inc.	2,015	35,021
Koninklijke KPN NV (Netherlands)	320,362	1,496,961
LG Uplus Corp. (South Korea)	13,251	135,403
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,730	30,412
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	27,379
Lumen Technologies, Inc.*	85,000	660,450
NTT, Inc. (Japan)	510,400	515,244
Ooredoo QPSC (Qatar)	24,238	86,665
Quebecor, Inc. (Canada) (Class B Stock)	1,900	71,568
Singapore Telecommunications Ltd. (Singapore)	480,000	1,698,240
Telecom Italia SpA (Italy)*	508,068	305,224
Telenor ASA (Norway)	30,487	443,416
Telia Co. AB (Sweden)	456,099	1,949,352
Telstra Group Ltd. (Australia)	622,139	2,018,569
Verizon Communications, Inc.	627,385	25,553,391

		64,471,727

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 0.9%
Acciona SA (Spain)	4,508	$981,118
Alliant Energy Corp.(a)	25,952	1,687,140
American Electric Power Co., Inc.(a)	101,429	11,695,778
Axia Energia (Brazil)	13,124	121,098
Chubu Electric Power Co., Inc. (Japan)	131,000	2,018,254
Constellation Energy Corp.	77,817	27,490,412
CPFL Energia SA (Brazil)	16,400	159,381
Duke Energy Corp.	23,691	2,776,822
Edison International	70,921	4,256,678
Elia Group SA/NV (Belgium)	5,000	643,414
Emera, Inc. (Canada)	11,300	556,870
Endesa SA (Spain)(a)	36,675	1,319,592
Enel SpA (Italy)	1,582,804	16,456,944
Entergy Corp.(a)	49,602	4,584,713
Evergy, Inc.	5,036	365,060
Eversource Energy	8,106	545,777
Exelon Corp.	21,984	958,283
FirstEnergy Corp.(a)	193,272	8,652,787
Iberdrola SA (Spain)	313,514	6,788,642
IDACORP, Inc.(a)	7,169	907,309
Inter RAO UES PJSC (Russia)*^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	122,300	1,920,684
Korea Electric Power Corp. (South Korea)	1,380	45,291
Manila Electric Co. (Philippines)	46,980	458,361
NextEra Energy, Inc.(a)	134,642	10,809,060
NRG Energy, Inc.	42,085	6,701,615
OGE Energy Corp.	4,433	189,289
Origin Energy Ltd. (Australia)	91,725	700,459
Otter Tail Corp.	11,200	905,072
PG&E Corp.	47,749	767,326
PGE Polska Grupa Energetyczna SA (Poland)*	227,328	555,581
Pinnacle West Capital Corp.	2,619	232,305
Portland General Electric Co.	21,700	1,041,383
PPL Corp.(a)	16,137	565,118
Public Power Corp. SA (Greece)	6,675	142,634
Southern Co. (The)	40,420	3,524,624
Tauron Polska Energia SA (Poland)*	13,355	32,072
Terna - Rete Elettrica Nazionale (Italy)	231,326	2,461,008
Xcel Energy, Inc.	12,874	950,874

		124,968,831

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	138,608	10,217,842
Acuity, Inc.	2,787	1,003,432
Allient, Inc.	2,401	129,054
American Superconductor Corp.*	2,500	71,950
AMETEK, Inc.	5,019	1,030,451
Amprius Technologies, Inc.*	13,600	107,304
Bizlink Holding, Inc. (Taiwan)	2,000	96,623
Bloom Energy Corp. (Class A Stock)*	12,400	1,077,436
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	8,635	454,854
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	700	45,528
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	105,780	339,823

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Doosan Enerbility Co. Ltd. (South Korea)*	4,602	$240,703
Eaton Corp. PLC	15,756	5,018,444
Emerson Electric Co.	12,260	1,627,147
Eos Energy Enterprises, Inc.*(a)	7,600	87,096
Fuji Electric Co. Ltd. (Japan)	18,748	1,421,756
Fujikura Ltd. (Japan)	19,100	2,118,103
GE Vernova T&D India Ltd. (India)	1,152	40,150
GE Vernova, Inc.	22,200	14,509,254
Generac Holdings, Inc.*	14,895	2,031,231
Harbin Electric Co. Ltd. (China) (Class H Stock)	10,000	21,433
HD Hyundai Electric Co. Ltd. (South Korea)	1,338	718,571
Hubbell, Inc.	1,171	520,053
Hyosung Heavy Industries Corp. (South Korea)	52	64,238
Legrand SA (France)	17,504	2,602,193
Mitsubishi Electric Corp. (Japan)	167,700	4,889,605
Nextpower, Inc. (Class A Stock)*(a)	25,200	2,195,172
nVent Electric PLC	67,985	6,932,430
Prysmian SpA (Italy)	17,332	1,728,995
Regal Rexnord Corp.(a)	4,026	564,928
Rockwell Automation, Inc.	35,544	13,829,104
Schneider Electric SE	29,726	8,132,298
Sensata Technologies Holding PLC	79,928	2,660,803
Shoals Technologies Group, Inc. (Class A Stock)*	9,600	81,600
Siemens Energy AG (Germany)*	75,166	10,544,931
Sunrun, Inc.*	6,800	125,120
Vertiv Holdings Co. (Class A Stock)	37,300	6,042,973
Vestas Wind Systems A/S (Denmark)	81,794	2,212,300
Vicor Corp.*	6,500	712,400

		106,247,328

Electronic Equipment, Instruments & Components — 0.5%
Advanced Energy Industries, Inc.	2,100	439,677
Amphenol Corp. (Class A Stock)	166,618	22,516,756
Arrow Electronics, Inc.*	1,179	129,902
Avnet, Inc.	1,950	93,756
Belden, Inc.(a)	18,000	2,097,900
CDW Corp.	2,480	337,776
Chroma ATE, Inc. (Taiwan)	6,000	148,401
Cognex Corp.	3,800	136,724
Coherent Corp.*	8,640	1,594,685
Corning, Inc.	100,117	8,766,244
Crane NXT Co.	1,211	57,002
Daktronics, Inc.*	44,000	869,880
Delta Electronics, Inc. (Taiwan)	95,571	2,915,294
Elite Material Co. Ltd. (Taiwan)	2,000	104,784
Eoptolink Technology, Inc. Ltd. (China) (Class A Stock)	600	36,828
ePlus, Inc.	2,800	245,560
Evolv Technologies Holdings, Inc.*	24,300	173,988
Fabrinet (Thailand)*(a)	1,200	546,336
Flex Ltd.*	7,555	456,473
Halma PLC (United Kingdom)	107,523	5,103,565
Hon Hai Precision Industry Co. Ltd. (Taiwan)	122,000	894,300

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Innolux Corp. (Taiwan)	225,000	$122,105
IPG Photonics Corp.*	678	48,545
IsuPetasys Co. Ltd. (South Korea)	198	16,419
Jabil, Inc.	828	188,801
Keyence Corp. (Japan)	3,000	1,085,175
Keysight Technologies, Inc.*	16,169	3,285,379
Kyocera Corp. (Japan)	140,200	1,965,423
Lens Technology Co. Ltd. (China) (Class A Stock)	63,528	275,579
Littelfuse, Inc.	560	141,635
Methode Electronics, Inc.	43,400	288,176
Murata Manufacturing Co. Ltd. (Japan) .	167,400	3,459,816
nLight, Inc.*	5,900	221,309
Ouster, Inc.*	4,400	95,216
Plexus Corp.*	900	132,300
Ralliant Corp.	1,989	101,260
Rogers Corp.*	900	82,413
Sanmina Corp.*	3,300	495,231
ScanSource, Inc.*	7,500	292,950
TD SYNNEX Corp.	1,722	258,696
TDK Corp. (Japan)	37,900	536,200
Teledyne Technologies, Inc.*	1,020	520,945
TTM Technologies, Inc.*	22,513	1,553,397
Victory Giant Technology Huizhou Co. Ltd. (China) (Class A Stock)	7,125	291,650
Vontier Corp.(a)	109,350	4,065,633
Zebra Technologies Corp. (Class A Stock)*	15,396	3,738,457
Zhen Ding Technology Holding Ltd. (Taiwan)	119,000	536,273

		71,464,814

Energy Equipment & Services — 0.1%
Baker Hughes Co.	21,613	984,256
DMC Global, Inc.*	86,100	576,009
Expro Group Holdings NV*	23,542	314,286
Halliburton Co.	18,834	532,249
Helix Energy Solutions Group, Inc.*	39,500	247,665
Helmerich & Payne, Inc.	4,400	126,192
Natural Gas Services Group, Inc.	5,600	188,440
NOV, Inc.	8,550	133,636
Oceaneering International, Inc.*	6,800	163,404
Oil States International, Inc.*	59,700	404,169
ProPetro Holding Corp.*	75,100	714,201
RPC, Inc.	22,400	121,856
SLB Ltd.	30,102	1,155,315
Solaris Energy Infrastructure, Inc.	1,800	82,746
TechnipFMC PLC (United Kingdom)	139,548	6,218,259
Tenaris SA	94,736	1,828,013
TETRA Technologies, Inc.*	113,700	1,065,369
Transocean Ltd.*	79,900	329,987
Weatherford International PLC	1,205	94,303

		15,280,355

Entertainment — 0.9%
Electronic Arts, Inc.	5,478	1,119,320
Giant Network Group Co. Ltd. (China) (Class A Stock)	1,800	11,186
HYBE Co. Ltd. (South Korea)*	1,049	240,002

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Konami Group Corp. (Japan)	1,500	$203,711
Liberty Live Holdings, Inc. (Class A Stock)*	495	40,343
Liberty Live Holdings, Inc. (Class C Stock)*	1,048	87,152
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	380	33,964
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,194	314,641
Madison Square Garden Sports Corp.*	390	100,873
NetEase, Inc. (China)	22,900	630,327
NetEase, Inc. (China), ADR	1,400	192,668
Netflix, Inc.*	438,084	41,074,756
Nexon Co. Ltd. (Japan)	85,400	2,086,023
Nintendo Co. Ltd. (Japan)	95,379	6,439,472
Roku, Inc.*	9,282	1,007,004
Spotify Technology SA*	32,241	18,722,671
Take-Two Interactive Software, Inc.*	6,830	1,748,685
Tencent Music Entertainment Group (China), ADR	94,200	1,651,326
TKO Group Holdings, Inc.	880	183,920
Walt Disney Co. (The)	396,616	45,123,002
Warner Bros Discovery, Inc.*	114,659	3,304,472

		124,315,518

Financial Services — 1.7%
Adyen NV (Netherlands), 144A*	1,139	1,836,723
Affirm Holdings, Inc.*	2,420	180,121
Apollo Global Management, Inc.	2,750	398,090
Banca Mediolanum SpA (Italy)	179,330	4,071,961
Berkshire Hathaway, Inc. (Class B Stock)*	110,217	55,400,575
Block, Inc.*	7,510	488,826
Corebridge Financial, Inc.	36,062	1,087,990
Edenred SE (France)	24,588	543,541
Enact Holdings, Inc.	39,500	1,565,780
Essent Group Ltd.	1,290	83,863
Euronet Worldwide, Inc.*	882	67,129
Federal Agricultural Mortgage Corp. (Class C Stock)	500	87,785
Fidelity National Information Services, Inc.	141,501	9,404,156
Fiserv, Inc.*	127,629	8,572,840
Flywire Corp.*	23,071	326,685
Global Payments, Inc.	47,156	3,649,874
HA Sustainable Infrastructure Capital, Inc.(a)	26,800	842,324
Industrivarden AB (Sweden) (Class A Stock)	7,930	355,251
Investor AB (Sweden) (Class B Stock)	217,873	7,764,035
Jack Henry & Associates, Inc.	1,607	293,245
Jackson Financial, Inc. (Class A Stock)	6,700	714,555
M&G PLC (United Kingdom)	130,168	501,122
Mastercard, Inc. (Class A Stock)	105,267	60,094,825
Meritz Financial Group, Inc. (South Korea)	7,680	601,852
MGIC Investment Corp.	5,257	153,610
NewtekOne, Inc.	6,400	72,640
Nexi SpA (Italy), 144A	223,425	1,101,239

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
ORIX Corp. (Japan)	180,500	$5,279,135
PayPal Holdings, Inc.	73,216	4,274,350
Poste Italiane SpA (Italy), 144A	83,525	2,096,803
Power Finance Corp. Ltd. (India)	49,342	195,369
Remitly Global, Inc.*	19,200	264,960
Rocket Cos., Inc. (Class A Stock)	19,130	370,357
Shift4 Payments, Inc. (Class A Stock)*(a)	26,900	1,693,893
StoneCo Ltd. (Brazil) (Class A Stock)*	5,700	84,303
TFS Financial Corp.	1,354	18,116
Toast, Inc. (Class A Stock)*	165,882	5,890,470
UWM Holdings Corp.	1,013	4,437
Visa, Inc. (Class A Stock)	144,484	50,671,984
Voya Financial, Inc.	2,158	160,749
Western Union Co. (The)	6,901	64,248
WEX, Inc.*	706	105,180

		231,434,991

Food Products — 0.4%
Archer-Daniels-Midland Co.	10,453	600,943
Associated British Foods PLC (United Kingdom)	18,954	541,389
Astra Agro Lestari Tbk PT (Indonesia)	19,200	8,492
Avanti Feeds Ltd. (India)	1,280	11,932
Bunge Global SA	2,992	266,527
Campbell’s Company (The)	4,372	121,848
Charoen Pokphand Foods PCL (Thailand)	113,500	78,565
Cisarua Mountain Dairy PT Tbk (Indonesia)	96,000	32,528
Conagra Brands, Inc.	499,620	8,648,422
Danone SA (France)	37,345	3,368,485
Darling Ingredients, Inc.*	3,186	114,696
Flowers Foods, Inc.	4,483	48,775
Freshpet, Inc.*	780	47,525
General Mills, Inc.	134,883	6,272,059
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	798,425
Hain Celestial Group, Inc. (The)*	376,141	402,471
Hershey Co. (The)	2,800	509,544
Hormel Foods Corp.	37,696	893,395
Indofood Sukses Makmur Tbk PT (Indonesia)	289,200	117,278
Ingredion, Inc.	41,626	4,589,683
J.M. Smucker Co. (The)	2,294	224,376
JBS NV (Class A Stock)*	55,300	797,426
Johor Plantations Group Bhd (Malaysia)	87,000	34,044
Kraft Heinz Co. (The)	18,719	453,936
Lamb Weston Holdings, Inc.	2,503	104,851
McCormick & Co., Inc.	5,572	379,509
Mission Produce, Inc.*	10,400	120,640
Mondelez International, Inc. (Class A Stock)	28,170	1,516,391
Mowi ASA (Norway)	26,800	644,672
Nestle Malaysia Bhd (Malaysia)	3,800	106,752
Nestle SA	159,324	15,814,360
Pilgrim’s Pride Corp.	939	36,612
Post Holdings, Inc.*	1,133	112,224

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Saputo, Inc. (Canada)	22,400	$674,179
SD Guthrie Bhd (Malaysia)	109,200	154,193
Seaboard Corp.	6	26,669
Smithfield Foods, Inc.	147,400	3,291,442
Triputra Agro Persada PT (Indonesia)	427,000	38,411
Tyson Foods, Inc. (Class A Stock)	6,169	361,627
WH Group Ltd. (Hong Kong), 144A	3,209,860	3,575,829

		55,941,125

Gas Utilities — 0.2%
Atmos Energy Corp.	3,466	581,006
Beijing Enterprises Holdings Ltd. (China)	3,500	14,319
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	5,100	231,540
MDU Resources Group, Inc.	4,734	92,408
National Fuel Gas Co.	36,107	2,890,726
Naturgy Energy Group SA (Spain)	104,673	3,187,121
Northwest Natural Holding Co.	22,100	1,032,954
Osaka Gas Co. Ltd. (Japan)	117,800	4,093,182
Snam SpA (Italy)	722,296	4,799,566
Southwest Gas Holdings, Inc.	21,200	1,696,424
Tokyo Gas Co. Ltd. (Japan)	57,400	2,275,592
UGI Corp.	4,831	180,824

		21,075,662

Ground Transportation — 0.4%
Avis Budget Group, Inc.*	273	35,031
Canadian National Railway Co. (Canada)	16,429	1,624,886
Canadian Pacific Kansas City Ltd. (Canada)	5,998	441,633
CSX Corp.	388,466	14,081,893
Grab Holdings Ltd. (Singapore) (Class A Stock)*	55,587	277,379
J.B. Hunt Transport Services, Inc.	1,737	337,569
Knight-Swift Transportation Holdings, Inc.	3,564	186,326
Landstar System, Inc.	751	107,919
Lyft, Inc. (Class A Stock)*(a)	58,275	1,128,787
Norfolk Southern Corp.	4,913	1,418,481
Old Dominion Freight Line, Inc.(a)	3,720	583,296
Ryder System, Inc.	890	170,337
Saia, Inc.*	506	165,219
Schneider National, Inc. (Class B Stock)	1,182	31,358
Uber Technologies, Inc.*	296,723	24,245,236
U-Haul Holding Co.*	135	6,805
U-Haul Holding Co. (Non-Voting Shares)	1,400	65,436
Union Pacific Corp.	56,900	13,162,108
West Japan Railway Co. (Japan)	71,240	1,419,468
XPO, Inc.*	1,800	244,638

		59,733,805

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	55,471	6,949,962
Align Technology, Inc.*	1,340	209,241

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Alphatec Holdings, Inc.*	53,200	$1,119,328
AtriCure, Inc.*	10,300	407,468
Avanos Medical, Inc.*	37,600	422,248
Baxter International, Inc.	11,348	216,860
Becton, Dickinson & Co.	6,231	1,209,250
Boston Scientific Corp.*	194,468	18,542,524
Cooper Cos., Inc. (The)*	4,400	360,624
Demant A/S (Denmark)*	18,093	609,634
DENTSPLY SIRONA, Inc.	11,648	133,137
Edwards Lifesciences Corp.*	126,552	10,788,558
Embecta Corp.	38,700	459,756
Envista Holdings Corp.*	3,910	84,886
EssilorLuxottica SA (France)	30,398	9,611,785
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	109,558	2,380,360
GE HealthCare Technologies, Inc.(a)	30,300	2,485,206
Globus Medical, Inc. (Class A Stock)*	2,531	220,982
Haemonetics Corp.*	3,500	280,525
Hologic, Inc.*	4,922	366,640
Hoya Corp. (Japan)	21,000	3,185,062
ICU Medical, Inc.*	3,400	485,078
IDEXX Laboratories, Inc.*	14,400	9,742,032
Inogen, Inc.*	104,900	704,928
Insulet Corp.*	2,600	739,024
Intuitive Surgical, Inc.*	55,471	31,416,556
iRhythm Technologies, Inc.*	7,800	1,384,032
Medtronic PLC.	93,058	8,939,151
Orthofix Medical, Inc.*	5,100	77,316
ResMed, Inc.(a)	2,435	586,518
Shandong Weigao Group Medical
Polymer Co. Ltd. (China) (Class H Stock)	135,200	87,172
Siemens Healthineers AG (Germany), 144A.	11,113	582,517
Smith & Nephew PLC (United Kingdom)	101,337	1,685,331
Solventum Corp.*	3,239	256,658
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	297,074
STERIS PLC	38,845	9,847,984
Stryker Corp.	5,556	1,952,767
Teleflex, Inc.	1,001	122,162
Terumo Corp. (Japan)	79,300	1,152,639
TransMedics Group, Inc.*(a)	6,900	839,385
Varex Imaging Corp.*	14,200	165,430
Zimmer Biomet Holdings, Inc.	4,351	391,242

		131,499,032

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	2,240	31,786
Alignment Healthcare, Inc.*	80,400	1,587,900
BrightSpring Health Services, Inc.*(a)	26,400	988,680
Cardinal Health, Inc.	62,298	12,802,239
Centene Corp.*	151,885	6,250,068
Chartwell Retirement Residences
(Canada) UTS	34,238	501,391
Chemed Corp.	294	125,791
Cigna Group (The)	46,719	12,858,470
CVS Health Corp.	208,522	16,548,306

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Elevance Health, Inc.	4,898	$1,716,994
Encompass Health Corp.	21,059	2,235,202
Fresenius Medical Care AG (Germany)	78,903	3,768,847
Fresenius SE & Co. KGaA (Germany)	58,613	3,358,044
GeneDx Holdings Corp.*	1,797	233,718
Genertec Universal Medical Group Co. Ltd. (China), 144A	90,500	69,205
Guardant Health, Inc.*	19,819	2,024,313
Guardian Pharmacy Services, Inc. (Class A Stock)*	643	19,348
HCA Healthcare, Inc.	2,826	1,319,346
HealthEquity, Inc.*	5,400	494,694
Henry Schein, Inc.*	2,423	183,130
Hims & Hers Health, Inc.*	2,400	77,928
Humana, Inc.	2,636	675,159
Labcorp Holdings, Inc.	1,831	459,361
LifeStance Health Group, Inc.*	54,037	380,420
McKesson Corp.(a)	7,628	6,257,172
Molina Healthcare, Inc.*	509	88,332
NMC Health PLC (United Arab Emirates)*^.	21,382	3
Option Care Health, Inc.*	19,744	629,044
Progyny, Inc.*	16,800	431,424
Quest Diagnostics, Inc.	2,450	425,148
Sienna Senior Living, Inc. (Canada)	15,222	226,575
Sinopharm Group Co. Ltd. (China)
(Class H Stock)	240,800	602,131
Sonic Healthcare Ltd. (Australia)	185,222	2,788,885
Tenet Healthcare Corp.*	6,313	1,254,519
UnitedHealth Group, Inc.	77,860	25,702,365
Universal Health Services, Inc. (Class B Stock)	1,209	263,586

		107,379,524

Health Care REITs — 0.2%
Aedifica SA (Belgium)	1,902	150,553
Alexandria Real Estate Equities, Inc.	3,783	185,140
American Healthcare REIT, Inc.	50,537	2,378,271
CareTrust REIT, Inc.(a)	53,600	1,938,176
Diversified Healthcare Trust	277,200	1,344,420
Healthcare Realty Trust, Inc.(a)	10,596	179,602
Healthpeak Properties, Inc.	388,329	6,244,330
Medical Properties Trust, Inc.(a)	11,949	59,745
National Health Investors, Inc.	5,040	384,905
Omega Healthcare Investors, Inc.	6,359	281,958
Ventas, Inc.	50,848	3,934,618
Welltower, Inc.	29,387	5,454,521

		22,536,239

Health Care Technology — 0.0%
Certara, Inc.*	2,309	20,342
M3, Inc. (Japan)	16,500	221,972
OptimizeRx Corp.*	7,000	85,820
Veeva Systems, Inc. (Class A Stock)*	15,133	3,378,140
Waystar Holding Corp.*	6,414	210,058
		3,916,332

	Shares	Value

COMMON STOCKS (continued)
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	6,400	$75,840
Braemar Hotels & Resorts, Inc.	145,200	416,724
Host Hotels & Resorts, Inc.	207,688	3,682,308
Invincible Investment Corp. (Japan)	510	209,421
Park Hotels & Resorts, Inc.	4,734	49,518
Ryman Hospitality Properties, Inc.	1,889	178,737
Summit Hotel Properties, Inc.	37,375	182,016
Sunstone Hotel Investors, Inc.	17,448	155,985

		4,950,549

Hotels, Restaurants & Leisure — 0.7%
Amadeus IT Group SA (Spain)	20,429	1,511,971
Aramark	145,044	5,346,322
Aristocrat Leisure Ltd. (Australia)	53,628	2,076,176
Bloomin’ Brands, Inc.	86,800	535,556
Booking Holdings, Inc.	3,944	21,121,421
Boyd Gaming Corp.	1,307	111,409
Brinker International, Inc.*	1,200	172,224
Caesars Entertainment, Inc.*	4,750	111,102
Carnival Corp.*	16,433	501,864
Chipotle Mexican Grill, Inc.*	102,900	3,807,300
Choice Hotels International, Inc.	145	13,813
Churchill Downs, Inc.(a)	5,947	676,650
Compass Group PLC (United Kingdom)	150,763	4,776,933
Darden Restaurants, Inc.	163	29,995
Domino’s Pizza, Inc.	926	385,975
El Pollo Loco Holdings, Inc.*	51,600	539,736
Eternal Ltd. (India)*	767,624	2,378,854
Evolution AB (Sweden), 144A	3,546	240,779
Expedia Group, Inc.	14,100	3,994,671
FDJ UNITED (France)	14,000	387,531
Flutter Entertainment PLC (United Kingdom)*	515	110,746
Galaxy Entertainment Group Ltd. (Macau)	361,000	1,780,025
H World Group Ltd. (China), ADR	1,100	51,755
Hilton Grand Vacations, Inc.*	41,900	1,875,025
Hilton Worldwide Holdings, Inc.	29,777	8,553,443
Hyatt Hotels Corp. (Class A Stock)	855	137,074
Life Time Group Holdings, Inc.*	31,300	831,954
Lottery Corp. Ltd. (The) (Australia)	217,967	748,927
MakeMyTrip Ltd. (India)*(a)	11,762	965,895
Marriott International, Inc. (Class A Stock)	1,175	364,532
Marriott Vacations Worldwide Corp.	2,600	149,994
McDonald’s Corp.	39,059	11,937,602
Meituan (China) (Class B Stock), 144A*	970	12,855
MGM Resorts International*	4,640	169,314
Navan, Inc. (Class A Stock)*(a)	7,324	125,094
OPAP SA (Greece)	229,614	5,143,816
Penn Entertainment, Inc.*	3,604	53,159
Restaurant Brands International, Inc. (Canada)	2,195	149,765
Shake Shack, Inc. (Class A Stock)*	1,731	140,505
Sodexo SA (France)	9,750	499,551
Starbucks Corp.	21,475	1,808,410
Travel + Leisure Co.	14,408	1,016,196

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Trip.com Group Ltd. (China)	500	$35,851
Trip.com Group Ltd. (China), ADR	26,324	1,892,959
Vail Resorts, Inc.	152	20,186
Viking Holdings Ltd.*	105,500	7,533,755
Wendy’s Co. (The)	975	8,122
Wyndham Hotels & Resorts, Inc.	254	19,192
Wynn Resorts Ltd.	1,835	220,805
Yum! Brands, Inc.	30,355	4,592,104

		99,668,893

Household Durables — 0.2%
Cavco Industries, Inc.*	300	177,222
Cricut, Inc. (Class A Stock)	19,800	98,010
D.R. Horton, Inc.(a)	5,803	835,806
Garmin Ltd.	3,560	722,146
Haier Smart Home Co. Ltd. (China) (Class H Stock)	195,800	611,434
Helen of Troy Ltd.*	12,000	255,000
Leggett & Platt, Inc.	24,000	264,000
Lennar Corp. (Class A Stock)	4,695	482,646
Lennar Corp. (Class B Stock)	277	26,348
Mohawk Industries, Inc.*	1,157	126,460
Newell Brands, Inc.	10,067	37,449
NVR, Inc.*	61	444,859
Panasonic Holdings Corp. (Japan)	197,200	2,556,509
PulteGroup, Inc.	47,200	5,534,672
Sekisui House Ltd. (Japan)	18,600	415,027
SharkNinja, Inc.*	1,130	126,447
Sonos, Inc.*	13,500	237,060
Sony Group Corp. (Japan)	352,600	9,044,539
Taylor Morrison Home Corp.*	20,200	1,189,174
Toll Brothers, Inc.	43,468	5,877,743
TopBuild Corp.*	588	245,308
Whirlpool Corp.(a)	1,231	88,804

		29,396,663

Household Products — 0.3%
Church & Dwight Co., Inc.	5,398	452,622
Clorox Co. (The)	2,480	250,058
Colgate-Palmolive Co.	42,751	3,378,184
Essity AB (Sweden) (Class B Stock)	85,139	2,447,863
Henkel AG & Co. KGaA (Germany)	9,223	701,928
Kimberly-Clark Corp.(a)	4,648	468,937
Procter & Gamble Co. (The)	145,680	20,877,401
Reckitt Benckiser Group PLC (United Kingdom)	72,266	5,847,718
Reynolds Consumer Products, Inc.	1,387	31,790

		34,456,501

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	15,825	226,930
Brookfield Renewable Corp. (Canada)	3,097	118,739
Clearway Energy, Inc. (Class A Stock)	908	28,529
Clearway Energy, Inc. (Class C Stock)	1,965	65,356
Hallador Energy Co.*(a)	111,800	2,128,672
Huaneng Power International, Inc.
(China) (Class H Stock)	8,000	5,896
PTC India Ltd. (India)	25,695	46,174

	Shares	Value

COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
RWE AG (Germany)	69,616	$3,688,732
Talen Energy Corp.*	920	344,853
Zhejiang Zheneng Electric Power Co. Ltd. (China) (Class A Stock)	14,800	10,500

		6,664,381

Industrial Conglomerates — 0.4%
3M Co.	70,687	11,316,989
Astra International Tbk PT (Indonesia)	13,116,400	5,264,359
CITIC Ltd. (China)	555,000	862,536
CK Hutchison Holdings Ltd. (United Kingdom)	560,000	3,807,139
DCC PLC (United Kingdom)	2,760	171,944
Hitachi Ltd. (Japan)	353,500	11,086,316
Honeywell International, Inc.	38,804	7,570,272
Jardine Matheson Holdings Ltd. (Indonesia)	8,400	573,260
Sekisui Chemical Co. Ltd. (Japan)	62,100	1,044,352
Siemens AG (Germany)	41,657	11,667,151
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	239,762	1,932,806

		55,297,124

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	6,624	85,184
CapitaLand Ascendas REIT (Singapore)	152,798	335,937
EastGroup Properties, Inc.	1,199	213,590
First Industrial Realty Trust, Inc.	12,607	722,003
GLP J-REIT (Japan)	340	323,200
Goodman Group (Australia)	47,451	976,455
Industrial Logistics Properties Trust	35,200	195,008
Lineage, Inc.	1,180	41,300
LondonMetric Property PLC (United Kingdom)	152,564	388,954
LXP Industrial Trust	9,433	467,688
Plymouth Industrial REIT, Inc.	7,752	169,614
Prologis, Inc.	237,801	30,357,676
Rexford Industrial Realty, Inc.	5,269	204,016
Segro PLC (United Kingdom)	19,102	185,063
STAG Industrial, Inc.	4,208	154,686
Tritax Big Box REIT PLC (United Kingdom)	261,128	533,600
Warehouses De Pauw CVA (Belgium)	5,595	145,097

		35,499,071

Insurance — 1.6%
Admiral Group PLC (United Kingdom)	56,890	2,433,634
Aegon Ltd.	522,274	4,061,361
Aflac, Inc.	10,745	1,184,851
AIA Group Ltd. (Hong Kong)	694,400	7,147,524
Allianz SE (Germany)	17,073	7,894,168
Allstate Corp. (The)	72,002	14,987,216
American Financial Group, Inc.	1,570	214,588
American International Group, Inc.	155,002	13,260,421
Aon PLC (Class A Stock)	406	143,269
Arch Capital Group Ltd.*	8,133	780,117
Arthur J. Gallagher & Co.	5,228	1,352,954

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
ASR Nederland NV (Netherlands)	35,950	$2,557,871
Assurant, Inc.	13,396	3,226,427
Assured Guaranty Ltd.	1,235	110,989
Aviva PLC (United Kingdom)	62,913	578,480
AXA SA (France)	231,199	11,093,170
Axis Capital Holdings Ltd.	26,305	2,817,002
Brighthouse Financial, Inc.*	1,590	103,016
Brown & Brown, Inc.	5,307	422,968
China Life Insurance Co. Ltd. (China) (Class H Stock)	9,000	31,814
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	23,800	107,933
Chubb Ltd.	89,740	28,009,649
Cincinnati Financial Corp.	3,482	568,680
CNA Financial Corp.	904	43,157
Dai-ichi Life Holdings, Inc. (Japan)	193,500	1,608,095
Everest Group Ltd.	844	286,411
Exzeo Group, Inc.*(a)	3,063	74,278
F&G Annuities & Life, Inc.	27,858	859,419
Fairfax Financial Holdings Ltd. (Canada)	400	762,345
Fidelity National Financial, Inc.	5,978	326,339
First American Financial Corp.	2,432	149,422
Genworth Financial, Inc.*	244,300	2,206,029
Globe Life, Inc.	1,934	270,489
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	5,800	161,820
Hanover Insurance Group, Inc. (The)	892	163,031
Hartford Insurance Group, Inc. (The)	6,243	860,285
HCI Group, Inc.	6,000	1,150,140
Heritage Insurance Holdings, Inc.*	56,100	1,641,486
Horace Mann Educators Corp.	10,000	461,800
Japan Post Holdings Co. Ltd. (Japan)	58,800	620,423
Kemper Corp.	1,753	71,067
Legal & General Group PLC (United Kingdom)	169,400	596,220
Lincoln National Corp.	64,316	2,863,992
Loews Corp.	3,912	411,973
Manulife Financial Corp. (Canada)	16,700	606,410
Markel Group, Inc.*	2,528	5,434,315
Marsh & McLennan Cos., Inc.	53,777	9,976,709
Mercury General Corp.	2,000	188,120
MetLife, Inc.	299,000	23,603,060
Momentum Group Ltd. (South Africa)	17,408	40,198
MS&AD Insurance Group Holdings, Inc. (Japan)	189,800	4,455,939
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,280	3,474,696
New China Life Insurance Co. Ltd. (China) (Class H Stock)	26,800	187,782
NN Group NV (Netherlands)	106,942	8,250,002
Old Republic International Corp.	5,459	249,149
Palomar Holdings, Inc.*	10,900	1,468,884
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	975,000	846,979
Phoenix Financial Ltd. (Israel)	16,825	695,866
Phoenix Group Holdings PLC (United Kingdom)	269,948	2,672,442

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	336,000	$706,409
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	119,000	999,565
Powszechny Zaklad Ubezpieczen SA (Poland)	106,086	1,963,594
Primerica, Inc.	785	202,813
Principal Financial Group, Inc.	5,062	446,519
Progressive Corp. (The)	12,148	2,766,343
Prudential PLC (Hong Kong)	179,222	2,756,986
QBE Insurance Group Ltd. (Australia)	236,196	3,127,104
Rasan Information Technology Co. (Saudi Arabia)*	594	18,345
Reinsurance Group of America, Inc.	1,533	311,904
RenaissanceRe Holdings Ltd. (Bermuda)	8,613	2,421,631
RLI Corp.	1,993	127,512
Ryan Specialty Holdings, Inc.	2,190	113,070
Skyward Specialty Insurance Group, Inc.*	8,449	431,828
Sompo Holdings, Inc. (Japan)	92,700	3,146,443
Suncorp Group Ltd. (Australia)	36,755	431,470
Swiss Re AG	9,855	1,641,741
Talanx AG (Germany)	29,933	3,976,269
Tokio Marine Holdings, Inc. (Japan)	66,600	2,461,943
Travelers Cos., Inc. (The)	4,972	1,442,178
Unipol Assicurazioni SpA (Italy)	138,933	3,333,232
Unum Group	3,929	304,498
W.R. Berkley Corp.	6,574	460,969
White Mountains Insurance Group Ltd.	65	135,072
Willis Towers Watson PLC	2,178	715,691
Zurich Insurance Group AG (Switzerland)	6,410	4,850,464

		220,120,467

Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)	593,227	185,680,051
Alphabet, Inc. (Class C Stock)	382,965	120,174,417
Auto Trader Group PLC (United Kingdom), 144A	98,959	780,723
Autohome, Inc. (China), ADR	19,100	425,166
Bumble, Inc. (Class A Stock)*	444,500	1,586,865
CAR Group Ltd. (Australia)	23,628	483,932
Cars.com, Inc.*	37,100	452,620
Diamond Sports Group LLC*(x)	35,236	58,738
EverQuote, Inc. (Class A Stock)*	3,800	102,600
IAC, Inc.*	1,613	63,068
JOYY, Inc. (China), ADR	200	12,952
Kuaishou Technology (China), 144A	56,700	468,706
LY Corp. (Japan)	698,800	1,859,471
Match Group, Inc.	41,845	1,351,175
Meta Platforms, Inc. (Class A Stock)	215,579	142,301,542
Pinterest, Inc. (Class A Stock)*	65,028	1,683,575
REA Group Ltd. (Australia)	2,289	279,041
Scout24 SE (Germany), 144A	20,200	2,028,887
Tencent Holdings Ltd. (China)	69,450	5,329,839
Tencent Holdings Ltd. (China), ADR	20,737	1,587,417
Trump Media & Technology Group Corp.*	410	5,428

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Ziff Davis, Inc.*	37,800	$1,328,670
ZoomInfo Technologies, Inc.*	6,332	64,396

		468,109,279

IT Services — 1.0%
Accenture PLC (Class A Stock)	52,532	14,094,336
Akamai Technologies, Inc.*	11,984	1,045,604
Amdocs Ltd.	2,461	198,135
Applied Digital Corp.*(a)	6,600	161,832
ASGN, Inc.*	29,000	1,396,930
Capgemini SE (France)	21,437	3,559,576
Cognizant Technology Solutions Corp. (Class A Stock)	213,116	17,688,628
DigitalOcean Holdings, Inc.*	2,000	96,240
DXC Technology Co.*	14,604	213,949
EPAM Systems, Inc.*	1,240	254,051
Fastly, Inc. (Class A Stock)*	192,600	1,960,668
Fujitsu Ltd. (Japan)	134,100	3,685,459
Gartner, Inc.*(a)	3,800	958,664
Globant SA*	485	31,704
GoDaddy, Inc. (Class A Stock)*	14,700	1,823,976
HCL Technologies Ltd. (India)	220,351	3,982,491
Infosys Ltd. (India)	85,300	1,536,158
International Business Machines Corp.(a)	64,875	19,216,624
Kyndryl Holdings, Inc.*	8,371	222,334
LTIMindtree Ltd. (India), 144A	24,531	1,656,833
MongoDB, Inc.*	22,395	9,398,957
Mphasis Ltd. (India)	33,473	1,038,934
NEC Corp. (Japan)	179,000	6,056,556
NEXTDC Ltd. (Australia)*	38,588	321,283
Nomura Research Institute Ltd. (Japan)	18,600	707,816
Obic Co. Ltd. (Japan)	42,000	1,318,324
Okta, Inc.*	2,178	188,332
Otsuka Corp. (Japan)	152,700	3,146,476
Persistent Systems Ltd. (India)	9,082	634,052
Shopify, Inc. (Canada) (Class A Stock)*	144,655	23,285,115
Snowflake, Inc.*	72,931	15,998,144
Tata Consultancy Services Ltd. (India)	37,030	1,323,052
Tech Mahindra Ltd. (India)	81,136	1,437,134
TIS, Inc. (Japan)	29,800	1,001,149
Twilio, Inc. (Class A Stock)*	2,597	369,397
VeriSign, Inc.	1,826	443,627
Wipro Ltd. (India)	234,499	687,500
Wix.com Ltd. (Israel)*	5,700	592,173

		141,732,213

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	32,400	862,361
Brunswick Corp.	1,511	112,177
Hasbro, Inc.	2,568	210,576
Mattel, Inc.*	7,294	144,713
Polaris, Inc.	5,600	354,200
Shimano, Inc. (Japan)	7,000	731,997
YETI Holdings, Inc.*	1,195	52,783

		2,468,807

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.*	61,011	$990,819
Agilent Technologies, Inc.	6,221	846,491
Avantor, Inc.*	14,775	169,322
Azenta, Inc.*	2,600	86,476
Bio-Rad Laboratories, Inc. (Class A Stock)*	424	128,468
Bio-Techne Corp.	3,505	206,129
Bruker Corp.	1,685	79,380
Charles River Laboratories International, Inc.*	1,090	217,433
Danaher Corp.	66,575	15,240,349
Eurofins Scientific SE (Luxembourg)	9,575	700,205
ICON PLC*(a)	2,344	427,124
Illumina, Inc.*	3,485	457,093
IQVIA Holdings, Inc.*(a)	3,686	830,861
Lonza Group AG (Switzerland)	7,005	4,722,911
Medpace Holdings, Inc.*	3,200	1,797,280
Mettler-Toledo International, Inc.*(a)	455	634,356
Niagen Bioscience, Inc.*	12,000	76,320
QIAGEN NV (XETR)	37,600	1,709,933
QIAGEN NV (NYSE)	4,741	213,203
Repligen Corp.*	1,047	171,561
Revvity, Inc.(a)	2,620	253,485
SAI Life Sciences Ltd. (India), 144A*	8,639	87,271
Sartorius Stedim Biotech (France)	1,262	309,974
Sotera Health Co.*	23,666	417,468
Thermo Fisher Scientific, Inc.	24,939	14,450,904
Waters Corp.*	560	212,705
West Pharmaceutical Services, Inc.	14,465	3,979,900
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	9,800	124,270
Wuxi Biologics Cayman, Inc. (China), 144A*	25,000	101,095
WuXi XDC Cayman, Inc. (China)*	50,503	394,885

		50,037,671

Machinery — 1.0%
AGCO Corp.	1,392	145,213
Albany International Corp. (Class A Stock)	2,600	131,820
Allison Transmission Holdings, Inc.	1,580	154,682
Astec Industries, Inc.	15,100	654,132
Atlas Copco AB (Sweden) (Class A Stock)	21,120	375,990
Atlas Copco AB (Sweden) (Class B Stock)	112,875	1,804,501
Atmus Filtration Technologies, Inc.	15,500	804,605
Caterpillar, Inc.	45,757	26,212,813
CNH Industrial NV	19,544	180,196
Columbus McKinnon Corp.	7,000	120,750
Crane Co.	50,995	9,405,008
Cummins India Ltd. (India)	3,836	189,310
Cummins, Inc.	5,894	3,008,592
Daifuku Co. Ltd. (Japan)	76,200	2,398,447
Daimler Truck Holding AG (Germany)	7,475	323,761
Deere & Co.	12,710	5,917,395
Donaldson Co., Inc.	2,588	229,452
Douglas Dynamics, Inc.	19,200	626,880
Dover Corp.	2,974	580,644

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Enerpac Tool Group Corp.	1,957	$74,836
Enpro, Inc.(a)	8,500	1,820,105
Epiroc AB (Sweden) (Class B Stock)	35,428	712,761
Esab Corp.	1,285	143,560
ESCO Technologies, Inc.	19,500	3,810,105
FANUC Corp. (Japan)	53,300	2,074,210
Federal Signal Corp.	1,600	173,744
Flowserve Corp.	2,922	202,728
Fortive Corp.	6,629	365,987
Franklin Electric Co., Inc.	6,200	592,286
Gates Industrial Corp. PLC*	98,054	2,105,219
GEA Group AG (Germany)	22,411	1,514,586
Graco, Inc.	3,666	300,502
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	2,185	770,102
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	339	95,656
Helios Technologies, Inc.	6,172	330,140
IDEX Corp.	1,675	298,050
IHI Corp. (Japan)	17,600	309,419
Illinois Tool Works, Inc.	4,292	1,057,120
Ingersoll Rand, Inc.	8,818	698,562
ITT, Inc.	1,715	297,570
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	3,500	55,102
Komatsu Ltd. (Japan)	58,300	1,850,002
Kone OYJ (Finland) (Class B Stock)	12,524	887,237
Kubota Corp. (Japan)	43,200	612,173
Leader Harmonious Drive Systems Co. Ltd. (China) (Class A Stock)	20,041	551,790
Lincoln Electric Holdings, Inc.	13,017	3,119,394
Lindsay Corp.	1,606	189,299
Makita Corp. (Japan)	28,500	863,806
Mega Union Technology, Inc. (Taiwan)	4,000	88,030
Metso OYJ (Finland)	28,082	488,603
Middleby Corp. (The)*	1,133	168,443
MINEBEA MITSUMI, Inc. (Japan)	68,600	1,380,340
Mitsubishi Heavy Industries Ltd. (Japan)	235,000	5,736,923
Mueller Industries, Inc.	2,040	234,192
Mueller Water Products, Inc. (Class A Stock)	9,600	228,672
Nordson Corp.	3,351	805,681
Oshkosh Corp.	1,424	178,897
Otis Worldwide Corp.	18,127	1,583,394
PACCAR, Inc.	11,227	1,229,469
Parker-Hannifin Corp.	22,035	19,367,884
Pentair PLC	3,598	374,696
Precision Tsugami China Corp. Ltd. (China)	21,000	90,988
Proto Labs, Inc.*	20,200	1,021,918
RBC Bearings, Inc.*	1,365	612,107
Samsung Heavy Industries Co. Ltd. (South Korea)*	700	11,706
Sandvik AB (Sweden)	181,904	5,875,698
Sany Heavy Equipment International Holdings Co. Ltd. (China)	9,000	10,036
Schindler Holding AG (Switzerland)	1,680	594,454
SMC Corp. (Japan)	5,600	1,937,605

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Snap-on, Inc.	1,128	$388,709
SPX Technologies, Inc.*(a)	7,500	1,500,450
Standex International Corp.	2,000	434,560
Stanley Black & Decker, Inc.	3,423	254,260
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	16,000	81,228
Techtronic Industries Co. Ltd. (Hong Kong)	26,000	299,081
Terex Corp.	6,500	346,970
Timken Co. (The)	1,480	124,512
Toro Co. (The)	2,210	173,971
Trinity Industries, Inc.	14,958	395,490
Wartsila OYJ Abp (Finland)	109,873	3,890,012
Westinghouse Air Brake Technologies Corp.	3,706	791,046
Worthington Enterprises, Inc.	42,900	2,212,353
Xylem, Inc.	63,416	8,635,991
Yangzijiang Shipbuilding Holdings Ltd. (China)	866,000	2,339,492
Yutong Bus Co. Ltd. (China) (Class A Stock)	9,500	44,526

		143,072,629

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	254	582,614
AP Moller - Maersk A/S (Class B Stock)	272	624,118
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	45,500	80,332
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	128,000	772,154
Kawasaki Kisen Kaisha Ltd. (Japan)	129,200	1,798,493
Kirby Corp.*	57,390	6,323,230
Matson, Inc.	2,400	296,520
Mitsui OSK Lines Ltd. (Japan)	69,800	2,098,495
Nippon Yusen KK (Japan)	78,000	2,526,544
SITC International Holdings Co. Ltd. (China)	687,000	2,458,357
Yang Ming Marine Transport Corp. (Taiwan)	50,000	88,410

		17,649,267

Media — 0.2%
Advantage Solutions, Inc.*(a)	110,800	97,504
AMC Networks, Inc. (Class A Stock)*	42,400	403,648
Cable One, Inc.	1,200	135,420
Charter Communications, Inc. (Class A Stock)*(a)	1,935	403,931
Comcast Corp. (Class A Stock)	724,385	21,651,868
DoubleVerify Holdings, Inc.*	600	6,864
Fox Corp. (Class A Stock)	4,688	342,552
Fox Corp. (Class B Stock)	3,105	201,608
Gray Media, Inc.	16,400	79,376
Informa PLC (United Kingdom)	42,280	501,662
Liberty Broadband Corp. (Class A Stock)*	359	17,333
Liberty Broadband Corp. (Class C Stock)*	2,030	98,658

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
New York Times Co. (The) (Class A Stock)	18,977	$1,317,383
News Corp. (Class A Stock)	8,392	219,199
News Corp. (Class B Stock)	2,728	80,831
Nexstar Media Group, Inc.	462	93,809
Omnicom Group, Inc.	7,090	572,517
Publicis Groupe SA (France)	20,214	2,099,178
Sirius XM Holdings, Inc.(a)	4,360	87,178
Stagwell, Inc.*	64,000	312,960
WPP PLC (United Kingdom)	325,590	1,462,626

		30,186,105

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	13,908	2,358,048
Alcoa Corp.	5,806	308,531
Alpha Metallurgical Resources, Inc.*	2,700	539,676
Alrosa PJSC (Russia)*^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	402,000	629,312
Anglogold Ashanti PLC (Australia) (XJSE)	7,860	676,902
Anglogold Ashanti PLC (Australia) (NYSE)	9,330	795,662
Antofagasta PLC (Chile)	57,826	2,540,037
ArcelorMittal SA (Luxembourg)	11,724	538,360
Barrick Mining Corp. (Canada)	16,000	696,980
BHP Group Ltd. (Australia)	384,273	11,597,026
Boliden AB (Sweden)*	66,479	3,682,689
Chifeng Jilong Gold Mining Co. Ltd. (China) (Class A Stock)	7,500	33,431
China Gold International Resources Corp. Ltd. (China)	5,200	104,893
China Hongqiao Group Ltd. (China)	211,000	886,142
China Nonferrous Mining Corp. Ltd. (China)	17,000	32,253
Cia de Minas Buenaventura SAA (Peru), ADR	7,777	216,434
Cleveland-Cliffs, Inc.*	10,259	136,240
CMOC Group Ltd. (China) (Class H Stock)	186,077	462,313
Coeur Mining, Inc.*(a)	124,300	2,216,269
Commercial Metals Co.	54,600	3,779,412
Compass Minerals International, Inc.*	6,400	125,696
Critical Metals Corp. (Austria)*(a)	68,500	475,390
DRDGOLD Ltd. (South Africa)	11,286	35,667
Eldorado Gold Corp. (Turkey)*(a)	36,938	1,326,813
Endeavour Mining PLC (Ivory Coast) (TSX)	11,466	590,446
Endeavour Mining PLC (Ivory Coast) (XLON)	15,018	784,653
ERO Copper Corp. (Brazil)*	22,881	647,313
Evolution Mining Ltd. (Australia)	379,661	3,177,285
First Quantum Minerals Ltd. (Zambia)*	58,092	1,557,528
Fortescue Ltd. (Australia)	330,773	4,836,727
Freeport-McMoRan, Inc.	161,082	8,181,355
Fresnillo PLC (Mexico)	101,149	4,510,281
Glencore PLC (Australia)*	130,575	713,809
GMK Norilskiy Nickel PAO (Russia)*^	815,600	1
Gold Fields Ltd. (South Africa)	29,499	1,286,227

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	84,100	$794,881
Harmony Gold Mining Co. Ltd. (South Africa)	54,673	1,096,855
Industrias Penoles SAB de CV (Mexico)*	10,900	572,605
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	81,377	925,500
JFE Holdings, Inc. (Japan)	96,900	1,235,368
Jinduicheng Molybdenum Co. Ltd. (China) (Class A Stock)	2,800	6,256
JX Advanced Metals Corp. (Japan)	116,100	1,451,374
KGHM Polska Miedz SA (Poland)*	2,432	188,962
Kinross Gold Corp. (Canada)	23,700	667,547
Lundin Gold, Inc. (Canada)	8,100	672,880
Materion Corp.	4,800	596,736
MMG Ltd. (China)*	48,000	54,234
MP Materials Corp.*(a)	2,945	148,781
Newmont Corp.	95,515	9,537,173
Nippon Steel Corp. (Japan)	267,500	1,094,625
Norsk Hydro ASA (Norway)	76,559	590,972
Northern Star Resources Ltd. (Australia)	138,110	2,430,411
Novolipetsk Steel PJSC (Russia)*^	2,758,930	3
Nucor Corp.	38,243	6,237,816
Reliance, Inc.	1,173	338,845
Rio Tinto Ltd. (Australia)	30,185	2,944,718
Rio Tinto PLC (Australia)	95,908	7,725,490
Royal Gold, Inc.(a)	1,674	372,113
Severstal PAO (Russia)*^	337,573	—
South32 Ltd. (Australia)	491,526	1,163,494
Southern Copper Corp. (Mexico)(a)	5,598	803,145
SSR Mining, Inc. (Canada)*	22,600	495,392
Steel Dynamics, Inc.	2,815	477,002
SunCoke Energy, Inc.	167,700	1,207,440
Tongling Nonferrous Metals Group Co. Ltd. (China) (Class A Stock)	9,800	8,430
Vale SA (Brazil)	431,064	5,628,437
Vale SA (Brazil), ADR	128,677	1,676,661
Warrior Met Coal, Inc.	24,200	2,133,714
Western Mining Co. Ltd. (China) (Class A Stock)	18,200	72,145
Worthington Steel, Inc.	14,500	501,990
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	11,200	52,675
Zhongjin Gold Corp. Ltd. (China) (Class A Stock)	13,100	43,706
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	36,000	164,824

		114,593,002

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Adamas Trust, Inc.	36,300	264,990
AGNC Investment Corp.	20,922	224,284
Annaly Capital Management, Inc.	13,757	307,607
Arbor Realty Trust, Inc.(a)	38,000	294,880
Claros Mortgage Trust, Inc.*	95,300	291,618
Franklin BSP Realty Trust, Inc.	43,200	433,296
KKR Real Estate Finance Trust, Inc.(a)	56,500	464,430

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Ladder Capital Corp.	38,626	$424,500
Rithm Capital Corp.	11,937	130,113
Starwood Property Trust, Inc.	7,637	137,542
TPG Mortgage Investment Trust, Inc.	17,300	147,396

		3,120,656

Multi-Utilities — 0.4%
Ameren Corp.	62,306	6,221,877
Avista Corp.	35,600	1,372,024
CenterPoint Energy, Inc.(a)	187,597	7,192,469
Centrica PLC (United Kingdom)	619,707	1,412,969
CMS Energy Corp.	61,628	4,309,646
Consolidated Edison, Inc.	7,873	781,946
Dominion Energy, Inc.(a)	18,589	1,089,130
DTE Energy Co.(a)	11,330	1,461,343
E.ON SE (Germany)	289,502	5,481,698
Engie SA (France)	230,377	6,051,854
National Grid PLC (United Kingdom)	351,709	5,394,682
NiSource, Inc.(a)	294,210	12,286,210
Public Service Enterprise Group, Inc.	31,993	2,569,038
Sempra(a)	57,715	5,095,657
Veolia Environnement SA (France)	12,954	450,767
WEC Energy Group, Inc.(a)	6,975	735,584

		61,906,894

Office REITs — 0.0%
BXP, Inc.(a)	4,963	334,903
Cousins Properties, Inc.	17,605	453,857
Gecina SA (France)	19,056	1,809,798
Highwoods Properties, Inc.	2,479	64,008
Hudson Pacific Properties, Inc.*	54,150	586,444
Japan Excellent, Inc. (Japan)	161	153,147
Kilroy Realty Corp.(a)	2,670	99,778
Nippon Building Fund, Inc. (Japan)	406	370,042
Orix JREIT, Inc. (Japan)	325	220,299
Piedmont Realty Trust, Inc.	27,396	228,483
SL Green Realty Corp.	6,919	317,375
Vornado Realty Trust	4,429	147,397

		4,785,531

Oil, Gas & Consumable Fuels — 1.6%
Aegis Logistics Ltd. (India)	1,650	13,185
Antero Midstream Corp.	5,168	91,939
Antero Resources Corp.*	6,456	222,474
APA Corp.	7,927	193,894
ARC Resources Ltd. (Canada)	40,832	766,037
Bharat Petroleum Corp. Ltd. (India)	46,186	197,571
BKV Corp. (Thailand)*	21,400	581,010
BP PLC	873,459	5,093,981
California Resources Corp.	16,900	755,599
Canadian Natural Resources Ltd. (Canada)	2,300	77,904
Cheniere Energy, Inc.	60,701	11,799,667
Chennai Petroleum Corp. Ltd. (India)	3,960	36,860
Chevron Corp.	192,674	29,365,444
Chord Energy Corp.	10,300	954,810
Civitas Resources, Inc.	1,330	36,030
ConocoPhillips	213,469	19,982,833

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Coterra Energy, Inc.	16,592	$436,701
Devon Energy Corp.(a)	175,743	6,437,466
Diamondback Energy, Inc.(a)	8,974	1,349,061
DT Midstream, Inc.	2,251	269,400
Enbridge, Inc. (Canada)	22,914	1,096,493
ENEOS Holdings, Inc. (Japan)	463,300	3,277,896
Eni SpA (Italy)	31,776	602,350
EOG Resources, Inc.	74,793	7,854,013
EQT Corp.	47,800	2,562,080
Equinor ASA (Norway)	103,345	2,437,064
Expand Energy Corp.	26,297	2,902,137
Exxon Mobil Corp.(a)	436,596	52,539,963
Galp Energia SGPS SA (Portugal)	134,659	2,318,873
Granite Ridge Resources, Inc.	24,600	115,620
Gulfport Energy Corp.*	3,437	714,862
HF Sinclair Corp.	65,824	3,033,170
Idemitsu Kosan Co. Ltd. (Japan)	204,400	1,547,569
Indian Oil Corp. Ltd. (India)	57,654	106,883
Inpex Corp. (Japan)(a)	83,000	1,660,045
Kinder Morgan, Inc.	42,352	1,164,256
LUKOIL PJSC (Russia)*^	3,043	—
Marathon Petroleum Corp.	6,690	1,087,995
Matador Resources Co.	2,370	100,583
MOL Hungarian Oil & Gas PLC (Hungary)	67,248	602,655
NAC Kazatomprom JSC (Kazakhstan), GDR	11,157	620,456
Occidental Petroleum Corp.	15,298	629,054
Oil & Natural Gas Corp. Ltd. (India)	68,004	181,977
ONEOK, Inc.(a)	13,622	1,001,217
ORLEN SA (Poland)	39,736	1,060,821
Ovintiv, Inc.	5,694	223,148
Par Pacific Holdings, Inc.*	3,100	108,934
PBF Energy, Inc. (Class A Stock)(a)	22,600	612,912
Peabody Energy Corp.	25,300	751,410
Permian Resources Corp.	32,374	454,207
Petroleo Brasileiro SA (Brazil)	108,500	644,153
Phillips 66	39,330	5,075,143
PTT PCL (Thailand)	10,800	10,967
Range Resources Corp.	5,282	186,243
Reliance Industries Ltd. (India)	7,997	139,936
Repsol SA (Spain)	92,696	1,729,561
Rosneft Oil Co. PJSC (Russia)*^	19,154	—
SandRidge Energy, Inc.	8,400	121,212
Saudi Arabian Oil Co. (Saudi Arabia), 144A	1,680	10,668
Shell PLC	255,534	9,417,003
Shell PLC, ADR	183,661	13,495,410
SM Energy Co.	16,100	301,070
Surgutneftegas PAO (Russia)*^	55,200	—
Talos Energy, Inc.*	42,000	462,840
Tatneft PJSC (Russia)*^	133,140	—
TotalEnergies SE (France)	123,725	8,066,624
Uranium Energy Corp.*	7,800	91,104
Valero Energy Corp.	6,769	1,101,926
Viper Energy, Inc. (Class A Stock)	2,655	102,563
Williams Cos., Inc. (The)	132,621	7,971,848
Woodside Energy Group Ltd. (Australia)	145,006	2,261,022

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Kinect Corp.(a)	53,300	$1,248,819

		222,468,621

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,079	87,140
Suzano SA (Brazil)	73,100	685,443
Sylvamo Corp.	20,900	1,006,335

		1,778,918

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	2,156	108,447
American Airlines Group, Inc.*	13,699	210,006
ANA Holdings, Inc. (Japan)	31,200	592,541
Delta Air Lines, Inc.	24,528	1,702,243
Deutsche Lufthansa AG (Germany)	174,263	1,711,948
Eva Airways Corp. (Taiwan)	35,000	40,699
International Consolidated Airlines Group SA (United Kingdom)	1,211,615	6,727,384
Japan Airlines Co. Ltd. (Japan)	23,000	426,552
Qantas Airways Ltd. (Australia)	334,810	2,313,097
Ryanair Holdings PLC (Italy)	119,936	4,135,105
SkyWest, Inc.*	4,400	441,804
Southwest Airlines Co.	9,311	384,824
Turk Hava Yollari AO (Turkey)	12,420	77,594
United Airlines Holdings, Inc.*	7,111	795,152

		19,667,396

Personal Care Products — 0.2%
APR Corp. (South Korea)*	208	33,351
BellRing Brands, Inc.*	2,880	76,982
Coty, Inc. (Class A Stock)*	8,869	27,317
Edgewell Personal Care Co.	5,400	92,070
elf Beauty, Inc.*	920	69,957
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	21,841	2,287,190
Herbalife Ltd.*	15,900	204,951
Kao Corp. (Japan)	26,400	1,053,665
Kenvue, Inc.	41,493	715,754
L’Oreal SA (France)	12,602	5,410,240
Nu Skin Enterprises, Inc. (Class A Stock)	32,200	309,764
Unilever PLC (United Kingdom)	84,007	5,488,781
Unilever PLC (United Kingdom), ADR(a)	107,741	7,046,261

		22,816,283

Pharmaceuticals — 2.4%
Amneal Pharmaceuticals, Inc.*	32,600	410,760
ANI Pharmaceuticals, Inc.*	5,800	457,852
Astellas Pharma, Inc. (Japan)	294,000	3,912,998
AstraZeneca PLC (United Kingdom)	103,602	19,172,519
AstraZeneca PLC (United Kingdom), ADR	134,331	12,349,049
Axsome Therapeutics, Inc.*	1,700	310,488
Bayer AG (Germany)	40,971	1,777,148
Bristol-Myers Squibb Co.	212,098	11,440,566
Chugai Pharmaceutical Co. Ltd. (Japan)	14,800	776,431

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Cipla Ltd. (India)	2,552	$42,893
Collegium Pharmaceutical, Inc.*	2,600	120,380
Daiichi Sankyo Co. Ltd. (Japan)	19,000	403,457
Elanco Animal Health, Inc.*	117,313	2,654,793
Eli Lilly & Co.	96,814	104,044,069
Galderma Group AG (Switzerland)	46,182	9,404,173
GSK PLC	264,878	6,494,071
Haleon PLC	109,142	551,536
Hikma Pharmaceuticals PLC (United Kingdom)	36,212	754,909
Jazz Pharmaceuticals PLC*	1,307	222,190
Johnson & Johnson	138,489	28,660,299
Laurus Labs Ltd. (India), 144A	7,674	94,592
Ligand Pharmaceuticals, Inc.*(a)	3,100	586,117
Liquidia Corp.*	24,700	851,903
Lupin Ltd. (India)	3,674	86,299
Merck & Co., Inc.	232,150	24,436,109
Novartis AG	157,210	21,662,908
Novo Nordisk A/S (Denmark) (Class B Stock)	199,951	10,141,211
Organon & Co.	6,172	44,253
Orion OYJ (Finland) (Class B Stock)	18,151	1,354,204
Otsuka Holdings Co. Ltd. (Japan)(a)	5,900	333,699
Pacira BioSciences, Inc.*	20,400	527,952
Perrigo Co. PLC(a)	325,318	4,528,427
Pfizer, Inc.	540,503	13,458,525
Phibro Animal Health Corp. (Class A Stock)	9,100	339,976
Prestige Consumer Healthcare, Inc.*	9,000	555,210
Rapport Therapeutics, Inc.*	30,700	931,438
Richter Gedeon Nyrt (Hungary)	79,769	2,411,411
Roche Holding AG	51,284	21,178,768
Roche Holding AG, ADR(a)	46,285	2,386,917
Royalty Pharma PLC (Class A Stock)	8,373	323,533
Sandoz Group AG (Switzerland)	42,093	3,056,212
Sanofi SA	56,291	5,446,448
Sanofi SA, ADR(a)	39,614	1,919,694
Shionogi & Co. Ltd. (Japan)	35,000	633,494
Sino Biopharmaceutical Ltd. (China)	48,000	38,191
SK Biopharmaceuticals Co. Ltd. (South Korea)*	828	71,571
Sun Pharmaceutical Industries Ltd. (India)	436	8,348
Takeda Pharmaceutical Co. Ltd. (Japan)	20,800	646,158
Tarsus Pharmaceuticals, Inc.*	6,159	504,299
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	21,600	674,136
Theravance Biopharma, Inc.*	4,400	82,324
Trevi Therapeutics, Inc.*(a)	91,300	1,143,076
TTY Biopharm Co. Ltd. (Taiwan)	8,000	20,746
UCB SA (Belgium)	17,491	4,873,458
Viatris, Inc.	26,017	323,912
Xeris Biopharma Holdings, Inc.*	139,400	1,094,290
Zoetis, Inc.	22,840	2,873,729
Zydus Lifesciences Ltd. (India)	4,287	43,673

		333,647,792

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Professional Services — 0.3%
Alight, Inc. (Class A Stock)	362,900	$707,655
Amentum Holdings, Inc.*	3,402	98,658
Automatic Data Processing, Inc.	20,502	5,273,729
Broadridge Financial Solutions, Inc.	250	55,793
CACI International, Inc. (Class A Stock)*	482	256,814
Clarivate PLC*(a)	923,671	3,085,061
Computershare Ltd. (Australia)	98,356	2,229,099
Concentrix Corp.(a)	96,967	4,031,888
Conduent, Inc.*	464,500	891,840
Dayforce, Inc.*	3,119	215,710
Equifax, Inc.	2,239	485,818
FTI Consulting, Inc.*	714	121,973
Genpact Ltd.	3,627	169,671
Huron Consulting Group, Inc.*	3,128	540,863
Jacobs Solutions, Inc.	21,621	2,863,918
Kanzhun Ltd. (China), ADR	51,385	1,047,226
KBR, Inc.	2,691	108,178
Kforce, Inc.	3,000	92,760
Korn Ferry	4,150	273,983
Leidos Holdings, Inc.	2,788	502,955
ManpowerGroup, Inc.	81,768	2,430,963
Parsons Corp.*	890	55,002
Paychex, Inc.	4,850	544,073
Paycom Software, Inc.	405	64,541
Recruit Holdings Co. Ltd. (Japan)	89,200	5,012,289
RELX PLC (United Kingdom)	24,226	975,988
Robert Half, Inc.	2,306	62,631
Science Applications International Corp.	1,070	107,706
SGS SA (Switzerland)	8,260	944,515
SS&C Technologies Holdings, Inc.	4,647	406,241
Teleperformance SE (France)	12,042	871,478
TransUnion	4,286	367,525
TriNet Group, Inc.(a)	11,000	650,430
TrueBlue, Inc.*	93,800	426,790
TTEC Holdings, Inc.*(a)	46,600	167,760
Verisk Analytics, Inc.	1,080	241,585

		36,383,109

Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	438,015	1,036,668
Barwa Real Estate Co. (Qatar)	243,273	174,620
Catena AB (Sweden)	4,509	220,292
CBRE Group, Inc. (Class A Stock)*	17,967	2,888,914
China Resources Land Ltd. (China)	7,500	26,237
City Developments Ltd. (Singapore)	49,400	307,269
Compass, Inc. (Class A Stock)*	109,100	1,153,187
CoStar Group, Inc.*	7,993	537,449
Cushman & Wakefield Ltd.*	109,200	1,767,948
Daito Trust Construction Co. Ltd. (Japan)	160,600	3,058,141
Daiwa House Industry Co. Ltd. (Japan)	48,800	1,621,079
Emaar Development PJSC (United Arab Emirates)	621,538	2,562,917
Emaar Properties PJSC (United Arab Emirates)	1,343,999	5,129,431

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Fastighets AB Balder (Sweden) (Class B Stock)*	44,872	$331,214
Hongkong Land Holdings Ltd. (Hong Kong)	10,165	70,613
Howard Hughes Holdings, Inc.*	1,670	133,216
Jones Lang LaSalle, Inc.*	33,762	11,359,900
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,579,784
LEG Immobilien SE (Germany)	32,459	2,367,427
Marcus & Millichap, Inc.	2,800	76,412
Mitsubishi Estate Co. Ltd. (Japan)	33,991	825,816
Mitsui Fudosan Co. Ltd. (Japan)	66,553	756,327
Newmark Group, Inc. (Class A Stock)(a)	122,000	2,115,480
PSP Swiss Property AG (Switzerland)	1,852	335,095
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	777,950
Sumitomo Realty & Development Co. Ltd. (Japan)	28,338	711,452
Sun Hung Kai Properties Ltd. (Hong Kong)	50,462	614,440
Swire Properties Ltd. (Hong Kong)	120,798	326,208
Swiss Prime Site AG (Switzerland)	814	126,388
TAG Immobilien AG (Germany)	25,967	402,172
Vonovia SE (Germany)	128,612	3,701,372
Yanlord Land Group Ltd. (China)*	964,900	524,173
Zillow Group, Inc. (Class A Stock)*	12,133	827,835
Zillow Group, Inc. (Class C Stock)*	3,588	244,773

		48,692,199

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	7,573	243,093
AvalonBay Communities, Inc.(a)	3,114	564,599
Camden Property Trust	41,770	4,598,042
Equity LifeStyle Properties, Inc.	4,259	258,138
Equity Residential	17,534	1,105,343
Essex Property Trust, Inc.	1,400	366,352
Independence Realty Trust, Inc.(a)	65,396	1,143,122
Invitation Homes, Inc.	13,452	373,831
Mid-America Apartment Communities, Inc.	17,366	2,412,311
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	475	407,271
Sun Communities, Inc.	3,865	478,912
UDR, Inc.(a)	23,751	871,187
Veris Residential, Inc.	30,293	450,760

		13,272,961

Retail REITs — 0.2%
Acadia Realty Trust	6,980	143,369
Agree Realty Corp.	13,488	971,541
Brixmor Property Group, Inc.(a)	6,803	178,375
Curbline Properties Corp.	19,394	450,135
Federal Realty Investment Trust	1,900	191,520
Kimco Realty Corp.	14,743	298,841
Kite Realty Group Trust	7,552	181,021
Klepierre SA (France)	72,363	2,863,065
Lendlease Global Commercial REIT (Singapore)	311,900	150,321

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Link REIT (Hong Kong)	49,343	$220,318
Macerich Co. (The)	2,369	43,732
NETSTREIT Corp.(a)	22,218	391,925
NNN REIT, Inc.	4,186	165,891
Realty Income Corp.(a)	59,280	3,341,614
Regency Centers Corp.	11,369	784,802
RioCan Real Estate Investment Trust (Canada)	11,869	161,706
Sasseur Real Estate Investment Trust (China)	2,185,200	1,154,941
Scentre Group (Australia)	916,682	2,562,482
Simon Property Group, Inc.	13,358	2,472,699
Unibail-Rodamco-Westfield (France)	28,505	3,099,830
Urban Edge Properties	9,544	183,149
Vicinity Ltd. (Australia)	1,245,446	2,120,375

		22,131,652

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.*	217,989	46,684,524
Advantest Corp. (Japan)	69,602	8,801,028
Allegro MicroSystems, Inc. (Japan)*	2,415	63,708
Ambarella, Inc.*	6,400	453,376
Amkor Technology, Inc.	2,120	83,698
Analog Devices, Inc.	71,875	19,492,500
Applied Materials, Inc.	26,201	6,733,395
ASE Technology Holding Co. Ltd. (Taiwan)	2,000	15,770
ASML Holding NV (Netherlands) (XAMS)	25,514	27,491,850
ASML Holding NV (Netherlands) (XNGS)	3,844	4,112,542
ASPEED Technology, Inc. (Taiwan)	4,973	1,144,140
Broadcom, Inc.	459,593	159,065,137
Cirrus Logic, Inc.*	1,151	136,394
Credo Technology Group Holding Ltd.* .	16,100	2,316,629
Entegris, Inc.	2,495	210,204
First Solar, Inc.*(a)	2,225	581,237
FormFactor, Inc.*	13,400	747,452
GLOBALFOUNDRIES, Inc.*	2,403	83,913
Hanmi Semiconductor Co. Ltd. (South Korea)	6,920	613,480
Impinj, Inc.*	438	76,216
Infineon Technologies AG (Germany)	59,810	2,609,568
Intel Corp.*	467,888	17,265,067
Jentech Precision Industrial Co. Ltd. (Taiwan)	6,065	528,835
Kioxia Holdings Corp. (Japan)*	56,400	3,753,704
KLA Corp.	6,700	8,141,036
Lam Research Corp.	157,799	27,012,033
Lasertec Corp. (Japan)	2,400	457,302
Lattice Semiconductor Corp.*(a)	10,081	741,760
MACOM Technology Solutions Holdings, Inc.*	4,065	696,253
Marvell Technology, Inc.	44,504	3,781,950
MediaTek, Inc. (Taiwan)	17,000	771,888
Microchip Technology, Inc.	11,526	734,437
Micron Technology, Inc.	86,747	24,758,461
MKS, Inc.	1,497	239,221
Nova Ltd. (Israel)*	3,586	1,198,775

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Novatek Microelectronics Corp. (Taiwan)	23,000	$273,460
NVIDIA Corp.	1,960,513	365,635,674
ON Semiconductor Corp.*(a)	9,250	500,887
Onto Innovation, Inc.*	4,360	688,270
Qnity Electronics, Inc.	4,571	373,222
Qorvo, Inc.*	1,900	160,569
QUALCOMM, Inc.(a)	25,766	4,407,274
Rambus, Inc.*	25,800	2,370,762
Realtek Semiconductor Corp. (Taiwan) .	30,000	465,800
Renesas Electronics Corp. (Japan)*	291,100	3,987,154
Rigetti Computing, Inc.*	18,000	398,700
SCREEN Holdings Co. Ltd. (Japan)	14,600	1,422,104
Semtech Corp.*	1,645	121,220
Silicon Laboratories, Inc.*	13,200	1,725,240
SiTime Corp.*(a)	4,200	1,483,398
SK hynix, Inc. (South Korea)	22,221	10,063,406
Skyworks Solutions, Inc.	3,320	210,521
Synaptics, Inc.*(a)	11,200	829,024
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	177,809	8,740,608
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	144,552	43,927,907
Teradyne, Inc.	31,106	6,020,877
Texas Instruments, Inc.	60,249	10,452,599
Tokyo Electron Ltd. (Japan)	9,400	2,093,637
Tower Semiconductor Ltd. (Israel)*	7,244	850,590
Ultra Clean Holdings, Inc.*	4,500	113,985
Universal Display Corp.	2,825	329,904

		839,244,275

Software — 4.1%
ACI Worldwide, Inc.*	38,900	1,859,809
Adobe, Inc.*	20,822	7,287,492
Agilysys, Inc.*	1,741	206,900
Amplitude, Inc. (Class A Stock)*	8,400	97,272
Appfolio, Inc. (Class A Stock)*	1,044	242,887
Appian Corp. (Class A Stock)*	43,300	1,533,686
AppLovin Corp. (Class A Stock)*	45,417	30,602,883
Atlassian Corp. (Class A Stock)*	14,800	2,399,672
Aurora Innovation, Inc.*	23,155	88,915
Autodesk, Inc.*	37,800	11,189,178
AvePoint, Inc.*	14,583	202,558
BILL Holdings, Inc.*	1,858	101,335
Box, Inc. (Class A Stock)*(a)	48,700	1,456,617
Cadence Design Systems, Inc.*	93,351	29,179,656
CCC Intelligent Solutions Holdings, Inc.*	11,267	89,573
Cerence, Inc.*	9,100	97,279
Check Point Software Technologies Ltd. (Israel)*(a)	12,600	2,338,056
Cipher Mining, Inc.*	8,775	129,519
Circle Internet Group, Inc.*	790	62,647
Clear Secure, Inc. (Class A Stock)	3,400	119,272
Clearwater Analytics Holdings, Inc. (Class A Stock)*	6,434	155,188
Commvault Systems, Inc.*	2,200	275,792
Constellation Software, Inc. (Canada)	200	481,061
Core Scientific, Inc.*	4,911	71,504

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	29,914	$14,022,487
CyberArk Software Ltd.*	5,162	2,302,562
Datadog, Inc. (Class A Stock)*	106,577	14,493,406
Docusign, Inc.*	920	62,928
Dolby Laboratories, Inc. (Class A Stock)	1,432	91,963
Dropbox, Inc. (Class A Stock)*	3,259	90,600
D-Wave Quantum, Inc. (Canada)*(a)	30,300	792,345
Elastic NV*	85,000	6,412,400
Fair Isaac Corp.*	82	138,631
Fortinet, Inc.*	15,000	1,191,150
Freshworks, Inc. (Class A Stock)*	39,500	483,875
Gen Digital, Inc.(a)	204,332	5,555,787
I3 Verticals, Inc. (Class A Stock)*	5,985	150,762
Intapp, Inc.*	10,674	489,083
Intuit, Inc.	14,707	9,742,211
JFrog Ltd.*	2,364	147,655
Microsoft Corp.	611,016	295,499,558
Mitek Systems, Inc.*	131,000	1,382,050
Monday.com Ltd.*	9,000	1,328,040
nCino, Inc.*	1,629	41,768
NCR Voyix Corp.*	22,800	232,560
Nemetschek SE (Germany)	3,850	416,532
Nice Ltd. (Israel)*	18,995	2,147,138
Nutanix, Inc. (Class A Stock)*	4,288	221,647
Open Text Corp. (Canada)	16,100	524,331
Oracle Corp.	117,199	22,843,257
Oracle Corp. (Japan)	2,800	235,337
Oracle Financial Services Software Ltd. (India)	12,600	1,079,537
Pagaya Technologies Ltd. (Class A Stock)*	14,700	307,230
Palantir Technologies, Inc. (Class A Stock)*	120,300	21,383,325
Pegasystems, Inc.	1,110	66,289
Porch Group, Inc.*	9,800	89,474
Procore Technologies, Inc.*	1,097	79,796
PTC, Inc.*	2,287	398,418
Q2 Holdings, Inc.*	4,203	303,288
Red Violet, Inc.	3,800	216,410
Riot Platforms, Inc.*	28,000	354,760
Riskified Ltd. (Class A Stock)*	30,732	152,738
Roper Technologies, Inc.	2,344	1,043,385
Rubrik, Inc. (Class A Stock)*	1,050	80,304
SailPoint, Inc.*	870	17,600
Salesforce, Inc.	67,725	17,941,030
SAP SE (Germany)	58,058	14,106,267
SentinelOne, Inc. (Class A Stock)*	2,241	33,615
ServiceNow, Inc.*	127,185	19,483,470
SoundHound AI, Inc. (Class A Stock)*(a)	19,300	192,421
Sprinklr, Inc. (Class A Stock)*	34,000	264,520
Strategy, Inc.*(a)	5,430	825,088
Synopsys, Inc.*	1,094	513,874
Telos Corp.*	87,100	444,210
Tenable Holdings, Inc.*	4,200	98,826
Teradata Corp.*	7,065	215,059
Terawulf, Inc.*(a)	19,200	220,608

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Trend Micro, Inc. (Japan)(a)	56,200	$2,334,114
Trimble, Inc.*	5,256	411,808
Tyler Technologies, Inc.*	155	70,362
UiPath, Inc. (Class A Stock)*	8,379	137,332
Unity Software, Inc.*	6,347	280,347
Varonis Systems, Inc.*	2,333	76,522
Vertex, Inc. (Class A Stock)*	4,713	94,119
Workiva, Inc.*	16,600	1,431,750
Zoom Communications, Inc.*	47,501	4,098,861

		560,155,571

Specialized REITs — 0.3%
American Tower Corp.	4,300	754,951
Crown Castle, Inc.	65,062	5,782,060
CubeSmart.	16,097	580,297
Digital Realty Trust, Inc.(a)	13,248	2,049,598
EPR Properties	28,885	1,441,362
Equinix, Inc.	5,045	3,865,277
Extra Space Storage, Inc.(a)	5,298	689,906
Gaming & Leisure Properties, Inc.	145,377	6,496,898
Iron Mountain, Inc.(a)	18,392	1,525,616
Millrose Properties, Inc.	2,760	82,441
National Storage Affiliates Trust	18,585	524,283
Outfront Media, Inc.	20,200	486,820
Public Storage	33,051	8,576,735
Rayonier, Inc.	3,742	81,014
Safehold, Inc.	40,600	555,814
SBA Communications Corp.	2,358	456,108
Smartstop Self Storage REIT, Inc.(a)	13,849	428,488
VICI Properties, Inc.	24,710	694,845
Weyerhaeuser Co.	15,942	377,666

		35,450,179

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)*	8,300	1,044,721
American Eagle Outfitters, Inc.	88,200	2,325,834
Asbury Automotive Group, Inc.*(a)	3,400	790,602
AutoNation, Inc.*	4,626	955,176
AutoZone, Inc.*	608	2,062,032
Avolta AG (Switzerland)*	32,597	1,922,567
Bath & Body Works, Inc.	4,841	97,207
Best Buy Co., Inc.	4,267	285,590
Boot Barn Holdings, Inc.*(a)	1,740	307,058
Burlington Stores, Inc.*	1,129	326,112
CarMax, Inc.*	31,244	1,207,268
Cartrade Tech Ltd. (India)*	2,956	93,024
Citi Trends, Inc.*	2,600	108,056
Dick’s Sporting Goods, Inc.	1,277	252,808
Fast Retailing Co. Ltd. (Japan)	4,700	1,704,165
Five Below, Inc.*	45,106	8,496,166
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	96,815
GameStop Corp. (Class A Stock)*(a)	9,100	182,728
Gap, Inc. (The)	4,974	127,334
Genesco, Inc.*	3,500	86,695
Group 1 Automotive, Inc.	3,100	1,219,230
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	32,025	641,905

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	36,080	$12,415,128
Industria de Diseno Textil SA (Spain)	211,997	13,984,315
Jarir Marketing Co. (Saudi Arabia)	26,439	90,083
JD Sports Fashion PLC (United Kingdom)	1,705,264	1,932,895
Kingfisher PLC (United Kingdom)	1,892,685	7,967,356
Lithia Motors, Inc.	507	168,491
Lowe’s Cos., Inc.(a)	133,944	32,301,935
O’Reilly Automotive, Inc.*	131,614	12,004,513
Penske Automotive Group, Inc.	8,126	1,286,265
Petco Health & Wellness Co., Inc.*	41,600	116,896
Petronas Dagangan Bhd (Malaysia)	4,800	23,596
Pop Mart International Group Ltd. (China), 144A	3,200	77,206
RH*	295	52,849
Ross Stores, Inc.	28,227	5,084,812
Sonic Automotive, Inc. (Class A Stock)	1,700	105,162
ThredUp, Inc. (Class A Stock)*	123,000	785,970
TJX Cos., Inc. (The)	142,446	21,881,130
Ulta Beauty, Inc.*	6,995	4,232,045
Urban Outfitters, Inc.*(a)	7,300	549,398
Wayfair, Inc. (Class A Stock)*	1,753	176,019
Williams-Sonoma, Inc.	2,070	369,681
Zalando SE (Germany), 144A*	7,678	226,555

		140,165,393

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,099,101	298,801,598
Asia Vital Components Co. Ltd. (Taiwan)	2,000	95,989
Asustek Computer, Inc. (Taiwan)	24,000	417,185
Catcher Technology Co. Ltd. (Taiwan)	70,000	462,547
Chenbro Micom Co. Ltd. (Taiwan)	2,000	63,639
Compal Electronics, Inc. (Taiwan)	315,000	304,277
CompoSecure, Inc. (Class A Stock)*	6,400	123,392
Dell Technologies, Inc. (Class C Stock)(a)	79,973	10,067,001
Diebold Nixdorf, Inc.*	18,300	1,242,387
FUJIFILM Holdings Corp. (Japan)	13,200	280,083
Hewlett Packard Enterprise Co.	28,648	688,125
HP, Inc.	19,691	438,716
Innodisk Corp. (Taiwan)	2,000	36,667
IonQ, Inc.*(a)	11,000	493,570
King Slide Works Co. Ltd. (Taiwan)	4,000	477,638
Logitech International SA (Switzerland)	28,169	2,859,662
MCJ Co. Ltd. (Japan)	52,100	536,292
NetApp, Inc.	2,664	285,288
Pure Storage, Inc. (Class A Stock)*	973	65,201
Samsung Electronics Co. Ltd. (South Korea)	81,504	6,831,249
Sandisk Corp.*	21,716	5,154,944
Super Micro Computer, Inc.*	5,515	161,424
Transcend Information, Inc. (Taiwan)	15,000	93,398
Western Digital Corp.(a)	96,958	16,702,955
Wiwynn Corp. (Taiwan)	1,000	142,467
Xiaomi Corp. (China) (Class B Stock), 144A*	193,146	974,776

		347,800,470

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	24,243	$4,797,350
Amer Sports, Inc. (Finland)*	2,590	96,737
ANTA Sports Products Ltd. (China)	46,200	479,767
Asics Corp. (Japan)	60,800	1,459,593
Birkenstock Holding PLC (Germany)*	947	38,732
Bosideng International Holdings Ltd. (China)	882,000	506,072
Brunello Cucinelli SpA (Italy)	28,285	3,244,223
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	55,479	11,964,104
Columbia Sportswear Co.	672	37,020
Crocs, Inc.*	1,050	89,796
G-III Apparel Group Ltd.	7,908	229,016
Hermes International SCA (France)	2,038	5,060,050
Kering SA (France)	3,275	1,144,409
Kontoor Brands, Inc.(a)	18,901	1,154,662
Li Ning Co. Ltd. (China)	108,000	259,505
LPP SA (Poland)	805	4,651,481
Lululemon Athletica, Inc.*	840	174,560
LVMH Moet Hennessy Louis Vuitton SE (France)	15,167	11,431,910
Moncler SpA (Italy)	37,299	2,384,160
Movado Group, Inc.	4,200	86,604
NIKE, Inc. (Class B Stock)	25,154	1,602,561
On Holding AG (Switzerland) (Class A Stock)*	85,762	3,986,218
Pandora A/S (Denmark)	11,565	1,278,928
Pou Chen Corp. (Taiwan)	57,000	54,562
PVH Corp.	1,099	73,655
Ralph Lauren Corp.	17,257	6,102,248
Tapestry, Inc.	27,917	3,566,955
Under Armour, Inc. (Class A Stock)*(a)	4,790	23,806
Under Armour, Inc. (Class C Stock)*	4,859	23,323
VF Corp.	8,007	144,767

		66,146,774

Tobacco — 0.3%
Altria Group, Inc.	211,790	12,211,811
British American Tobacco PLC (United Kingdom)	150,744	8,545,776
Imperial Brands PLC (United Kingdom)	121,822	5,115,328
Japan Tobacco, Inc. (Japan)	36,600	1,315,489
Philip Morris International, Inc.	52,176	8,369,030
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	2,189,670
Turning Point Brands, Inc.	1,900	205,960
Universal Corp.	42,400	2,236,600

		40,189,664

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	24,700	3,550,872
Air Lease Corp.	2,348	150,812
Applied Industrial Technologies, Inc.	725	186,158
BOC Aviation Ltd. (China), 144A	1,100	10,300
Boise Cascade Co.	1,200	88,320
Core & Main, Inc. (Class A Stock)*	35,887	1,865,047
Fastenal Co.	4,384	175,930
Ferguson Enterprises, Inc.	3,971	884,064
FTAI Aviation Ltd.	10,000	1,968,500

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
ITOCHU Corp. (Japan)	248,500	$3,140,248
Marubeni Corp. (Japan)	63,200	1,760,120
Mitsubishi Corp. (Japan)	253,600	5,800,513
Mitsui & Co. Ltd. (Japan)	199,100	5,912,740
MSC Industrial Direct Co., Inc. (Class A Stock)	1,017	85,530
NPK International, Inc.*	137,500	1,639,000
QXO, Inc.*(a)	12,140	234,181
Rexel SA (France)	7,740	303,579
Rush Enterprises, Inc. (Class A Stock)	2,733	147,418
SiteOne Landscape Supply, Inc.*	696	86,694
Sumitomo Corp. (Japan)	123,500	4,274,644
Toyota Tsusho Corp. (Japan)	34,900	1,176,800
United Rentals, Inc.	3,930	3,180,628
W.W. Grainger, Inc.	125	126,131
Watsco, Inc.	770	259,452
WESCO International, Inc.(a)	26,827	6,562,957
Xometry, Inc. (Class A Stock)*	1,700	101,099

		43,671,737

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	71,314	1,992,575
Getlink SE (France)	75,149	1,387,178
International Container Terminal Services, Inc. (Philippines)	20,760	199,218
Transurban Group (Australia), UTS	156,455	1,480,628

		5,059,599

Water Utilities — 0.0%
American Water Works Co., Inc.(a)	4,259	555,799
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	1,853	44,616
Essential Utilities, Inc.	6,122	234,840
Guangdong Investment Ltd. (China)	60,000	52,344
United Utilities Group PLC (United Kingdom)	100,015	1,606,884

		2,494,483

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class B Stock)	15,500	16,002
Bharti Airtel Ltd. (India)	26,078	612,089
Etihad Etisalat Co. (Saudi Arabia)	7,370	129,493
KDDI Corp. (Japan)	26,000	450,000
Millicom International Cellular SA (Guatemala)	1,700	94,248
Mobile Telecommunications Co. KSCP (Kuwait)	449,761	758,369
MTN Group Ltd. (South Africa)	1,211	12,398
SoftBank Corp. (Japan)	185,900	255,233
SoftBank Group Corp. (Japan)	296,840	8,327,353
Tele2 AB (Sweden) (Class B Stock)	81,179	1,360,284
T-Mobile US, Inc.	10,353	2,102,073

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	1,917,517	$2,556,068

		16,673,610

TOTAL COMMON STOCKS (cost $5,907,073,785)		7,640,789,799

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	392,782
Hyundai Motor Co. (South Korea) (2nd PRFC)	105	15,512
Hyundai Motor Co. (South Korea) (PRFC)	92	13,185
Porsche Automobil Holding SE (Germany) (PRFC)	24,410	1,138,859
TVS Motor Co. Ltd. (India), 6.000%, Maturing 09/01/26^	2,072	—
Volkswagen AG (Germany) (PRFC)	19,840	2,421,249

		3,981,587

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	30,800	100,835
Grupo Cibest SA (Colombia) (PRFC)	37,040	585,868
Itau Unibanco Holding SA (Brazil) (PRFC)	19,663	140,527
Itausa SA (Brazil) (PRFC)	30,396	64,743

		891,973

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	35,000	785,750

Electric Utilities — 0.0%
Axia Energia (Brazil) (PRFC)*	3,449	30,921

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	42,710	3,484,488

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	10,124	2,915,353

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	754,534	2,784,727

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	170,000	954,288
Surgutneftegas PAO (Russia) (PRFC)*^	144,000	—

		954,288

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	8,042	499,174

TOTAL PREFERRED STOCKS (cost $15,221,019)		16,328,261

UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.8%
Dimensional Core Fixed Income ETF	3,480,300	148,121,568

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Dimensional International Core Equity Market ETF	3,269,462	$124,599,197
Dimensional US Equity Market ETF	10,968,147	813,507,463
iShares Core MSCI EAFE ETF	984,128	88,040,091
iShares Core S&P 500 ETF	366,874	251,286,677
iShares Core U.S. Aggregate Bond ETF	1,559,746	155,787,430
iShares iBoxx $ High Yield Corporate Bond ETF	330,000	26,607,900
iShares MSCI EAFE ETF(a)	324,890	31,199,187
iShares MSCI Emerging Markets ETF(a)	1,300	71,123
iShares Russell 1000 Value ETF(a)	30,000	6,310,200
iShares TIPS Bond ETF	239,000	26,268,490
SPDR Gold MiniShares Trust*	488,162	41,674,390
State Street Health Care Select Sector SPDR ETF	307,706	47,632,889

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,594,069,620)		1,761,106,605

Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	65,902	1

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.3%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	900	927,904
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	503,811
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	489	491,942
Series 2024-01, Class A2, 144A
5.230%	03/20/30	781	786,825
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	728	723,032
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900	932,828
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700	1,705,418
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29	500	506,889

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-06, Class C
6.400%	03/17/31		100	$103,358

				6,682,007

Collateralized Loan Obligations — 3.2%
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.244%(c)	07/20/37		15,650	15,705,111
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.085%(c)	03/31/38		14,000	13,997,402
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	01/20/38		3,500	3,513,590
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.084%(c)	04/20/37		7,500	7,518,706
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.270%(c)	10/21/37		16,250	16,316,375
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.059%(c)	01/15/34	EUR	4,750	5,584,116
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	14,200	16,751,664
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.748%(c)	01/25/37		12,000	12,022,030
CVC Cordatus Loan Fund DAC (Ireland),
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.995%(c)	09/22/34	EUR	2,500	2,939,114
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		15,000	15,046,197
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/20/37		29,000	29,100,505
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.404%(c)	04/20/37		20,000	20,068,890
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.009%(c)	10/15/34	EUR	8,500	9,991,410

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.305%(c)	04/15/34		10,000	$10,003,984
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.324%(c)	10/20/31		1,163	1,163,137
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.654%(c)	05/24/38	EUR	11,500	13,520,184
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	12,250	14,384,021
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.795%(c)	01/26/38	EUR	16,000	18,815,781
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.659%(c)	07/15/31	EUR	5,184	6,090,065
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
4.924%(c)	10/20/34		4,250	4,247,576
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.477%(c)	04/22/37		12,500	12,545,362
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.264%(c)	10/16/37		20,100	20,169,522
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.115%(c)	03/15/38		14,000	14,001,904
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.654%(c)	05/15/37	EUR	20,000	23,558,879
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.173%(c)	10/12/30		1,016	1,015,844
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
6.134%(c)	04/20/37		7,250	7,257,728
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	01/20/38		3,000	3,010,917
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.399%(c)	01/15/38	EUR	10,500	12,364,035

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.432%(c)	04/17/37		22,000	$22,055,022
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.334%(c)	07/18/37		3,250	3,261,356
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
5.674%(c)	01/20/37		14,750	14,775,131
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.895%(c)	04/25/30	EUR	4,551	5,337,672
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.005%(c)	04/24/38		14,000	13,983,262
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	10/15/38	EUR	14,500	17,075,573
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	01/20/36		11,350	11,369,981
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	12,000	14,148,089

				432,710,135

Consumer Loans — 0.0%
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,097,450
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	413,104
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	414,407

				3,924,961

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.024%(c)	03/15/32	GBP	2,000	2,708,239

NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.744%(c)	07/15/32	GBP	800	1,080,383

				3,788,622

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.0%
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.546%(c)	05/25/33		351	$349,571
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.618%(c)	03/20/54		67	67,157
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		534	538,412
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,226	1,243,771
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		54	54,958

				2,253,869

Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.372%(cc)	03/25/44		78	78,569

TOTAL ASSET-BACKED SECURITIES (cost $436,973,993)				449,438,163

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57		1,445	1,513,339
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,685	1,736,380
Series 2025-05YR14, Class A3
5.646%	04/15/58		4,900	5,124,316
Barclays Commercial Mortgage Securities Trust,
Series 2025-5C34, Class A3
5.659%	05/15/58		1,600	1,675,119
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,530	2,311,548
Series 2024-V09, Class A3
5.602%	08/15/57		2,900	3,013,347
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,085	3,242,320
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		650	673,284
Series 2024-05C6, Class A3
5.316%	09/15/57		3,400	3,496,494
Series 2025-5C11, Class A3
5.669%	07/15/58		1,500	1,568,939
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.155%(c)	11/15/41	CAD	1,631	1,191,052
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.373%(c)	10/18/42		700	696,340

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53	6,800	$6,388,233
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	25,603	27,936
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	2,493	2,367,506
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	310	56,575
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.364%(c)	03/15/36	300	299,030
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class A3
3.920%	06/15/51	1,253	1,246,463
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
5.715%(c)	05/15/31	300	299,509
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
6.265%(c)	05/15/31	200	199,665
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
7.365%(c)	05/15/31	300	299,485
Series 2024-5C1, Class A3
5.928%	07/15/57	3,200	3,350,249

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,845,206)			40,777,129

CORPORATE BONDS — 3.2%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	655	463,563
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	1,900	1,904,389
6.750%	06/15/33	145	152,875
7.500%	02/01/29	350	364,388

			2,885,215

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	1,000	1,016,999
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	490	496,105
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,660	1,659,058

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.625%	04/15/29		360	$358,015

				3,530,177

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	443,628

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	700	824,979
3.500%	06/27/31	EUR	1,500	1,756,953
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	553,618
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	649,727
4.950%	05/28/27		720	722,409
5.850%	05/17/27		1,140	1,157,245
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,300	1,537,782
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,922,113
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		690	693,514
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	3,077,456
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,764,475

				14,660,271

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		100	104,386
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	507,584
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		160	166,166
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		270	276,574
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,275	3,289,272

				4,343,982

Banks — 0.6%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,500	1,695,011

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	1,300	$1,398,783
0.500%	05/25/30	EUR	500	528,074
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,943,127
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,400	2,939,100
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,190,484
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,064,440
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	300	338,193
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	219,565
3.875%	03/13/35	EUR	600	710,169
4.000%	09/08/27	EUR	800	963,730
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	694,158
2.687%(ff)	04/22/32		1,700	1,559,214
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	644,357
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		3,210	3,297,837
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,750,184
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	300	348,597
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		800	798,934
5.750%	05/05/26		2,000	2,010,394
5.875%	04/30/29		1,000	1,051,925
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	971,199
3.493%(ff)	10/22/34	EUR	900	1,037,034
3.980%(ff)	03/20/30		420	416,214
Sub. Notes
5.827%(ff)	02/13/35		315	327,649
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	649,005
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		1,170	1,149,640
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,532,768

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	1,000	$1,186,090
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	720	493,206
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	531,171
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,923,046
1.625%	04/07/27	EUR	290	336,960
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,921,358
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	1,062,764
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,633,357
2.615%(ff)	04/22/32		2,550	2,325,356
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.066%(ff)	03/25/31		515	527,575
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	952,525
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	441,395
2.580%(ff)	04/22/32		120	109,697
5.572%(ff)	04/22/36		1,130	1,186,496
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	149,312
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		3,745	3,842,621
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	685,080
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	1,040,450
5.664%(ff)	04/17/36		565	594,009
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32(a)		1,600	1,170,080
Sr. Unsec’d. Notes, GMTN
3.749%(ff)	11/07/36	EUR	2,000	2,310,843
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	197,312
5.250%(ff)	04/21/34		75	77,166
5.424%(ff)	07/21/34		80	83,210
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	143,408
4.000%	03/14/27	CNH	2,000	292,480
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	66,276

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	$311,541
3.337%(ff)	01/21/33		1,365	1,244,527
5.519%(ff)	01/19/28		835	845,268
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	720,122
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	223,249
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(a)(oo)		2,600	2,537,574
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	2,850	3,430,628
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	740,158
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27(a)		1,220	1,208,315
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36		1,315	1,378,476
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,129,511
3.350%(ff)	03/02/33		995	927,994

				78,210,391

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	742,881
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		995	867,943
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		915	952,144
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		220	229,720
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	580,101
4.750%	01/15/28		1,725	1,719,600

				5,092,389

Chemicals — 0.0%
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		480	484,558

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,309,854
3.500%	04/30/32	EUR	200	238,408

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,175	$1,163,301
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	924,114
4.625%	06/01/28		585	574,991
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	1,684,544
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	318,868
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		385	395,456
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,520,595
4.250%	09/25/30	GBP	800	1,048,705
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	700	820,748
3.500%	06/15/32	EUR	1,000	1,146,925
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,891,786
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	100	122,369
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		730	740,473
6.000%	03/15/34		135	136,785
7.000%	06/15/30		585	615,292
7.250%	06/15/33(a)		270	286,167
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	304,918
4.875%	01/15/28(a)		1,450	1,451,143
5.250%	01/15/30(a)		707	716,577

				17,412,019

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	1,876,438
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	826,589

				2,703,027

Diversified Financial Services — 0.1%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		490	516,946

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 2.270%
7.230%(c)	05/31/26^(d)(x)		2,797	$2,489,352
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,625	1,442,552
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	326,202
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	716,764
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	2,020,478
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	915,958
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	2,144,212
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	956,743

				11,529,207

Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	1,017,023
4.250%	06/19/30	EUR	200	234,450
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34(h)		201	178,380
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,250	1,206,560
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	469,629
5.000%	02/01/31		2,600	2,638,250
5.125%	03/15/28		1,425	1,425,256
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	1,157,584
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		494	508,143
5.672%	10/20/35(a)		1,150	1,189,610
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		895	937,790
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	392,931
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
4.591%(c)	12/15/36		367	340,509

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,866	$1,728,933
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,792,500
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,312,850
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,586,775
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.156%(c)	07/24/26	EUR	1,900	2,214,816
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	450,666
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,752,948
Gtd. Notes, 144A
3.875%	02/15/32		950	887,718
5.250%	06/15/29		1,550	1,554,181
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	544,617
Sr. Sec’d. Notes, 144A
2.450%	12/02/27		700	676,224
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,693,013
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	2,122,283
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,574,410
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,483,726
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36		676	679,352
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49(h)		120	114,425
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		3,265	3,278,131
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,165,733
8.000%(ff)	10/15/26(oo)		3,425	3,499,067
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,204,170
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		1,100	1,085,934
5.000%	07/31/27		1,900	1,899,207
5.625%	02/15/27		1,000	1,000,584

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		725	$718,425

				54,716,803

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	532,415
6.625%	03/15/32		380	397,981
7.250%	06/15/28		750	761,564

				1,691,960

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	1,300	1,559,596
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,308,238

				2,867,834

Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.288%(s)	06/05/34		724	590,599
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,736,670
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,123,412
5.500%	07/31/47		600	528,562
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	791,273
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		305	289,813
5.625%	01/31/34		725	733,133

				6,793,462

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		2,050	1,967,776
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	673,131
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		700	685,467
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		460	498,558

				3,824,932

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		400	$418,844

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		125	126,470
5.750%	03/31/34		175	175,657
5.875%	02/15/28(a)		2,100	2,106,338
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,175	2,126,699
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		475	468,078
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	3,033	3,461,906
8.125%	05/14/30	GBP	900	1,126,718
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	507,602
4.375%	01/31/32		500	476,543
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		1,147	1,087,306

				11,663,317

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	609,211

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	871,932
3.250%	03/08/34	EUR	2,000	2,301,348
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,635,056
Medtronic, Inc.,
Gtd. Notes
2.950%	10/15/30	EUR	2,300	2,695,635
3.650%	10/15/29	EUR	2,700	3,257,265

				11,761,236

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	1,240,712
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/31		650	668,102
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,257,131
4.375%	01/15/30		1,225	1,203,014

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	11/15/32		695	$704,901

				5,073,860

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		5,213	5,504,659

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	1,029,161
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	125,027
7.250%	10/15/29(a)		1,600	1,631,703
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
(Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	1,865,480
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,156,944
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	994,648
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	572,697
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,555,483
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,392,106

				15,323,249

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		335	327,337
6.625%	05/15/32		170	164,359
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		395	413,758
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,624,668

				2,530,122

Insurance — 0.1%
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		600	622,921
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	280,298

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		1,040	$1,085,062
5.750%	05/20/35		1,100	1,140,542
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,550,166
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,198,796
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	431,841

				6,309,626

Internet — 0.0%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		2,303	2,438,109
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	1,500	1,755,067
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		350	360,612

				4,553,788

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	270,669
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	2,282,861

				2,553,530

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		565	584,837
7.375%	05/01/33		375	389,859
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33		265	271,024
6.000%	12/15/35		265	271,697

				1,517,417

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		100	101,362
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		900	922,761
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	25,442

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.875%	10/15/33		295	$298,973

				1,348,538

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,750	1,766,328
6.500%	04/15/32		1,020	1,050,528

				2,816,856

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		225	234,767
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	904,310

				1,139,077

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		1,200	1,077,151
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	841,838
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		616	507,025
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,060	641,754
4.125%	12/01/30		350	215,217
5.375%	02/01/28		575	417,695
5.500%	04/15/27		2,200	1,883,557
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	357,062
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(x)		2,650	2,354,850
7.375%	07/01/28(x)		225	217,126
7.750%	07/01/26(x)		650	641,917
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27(x)		3,150	3,277,917
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	1,000	1,189,233
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,377,108
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,976,267

				16,975,717

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	$926,016
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,199,506
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	671,675
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		111	111,704
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		370	391,934

				3,300,835

Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	2,148,233
3.375%	05/17/32	EUR	1,400	1,652,342
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,200	2,569,565

				6,370,140

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	600	722,647
4.750%	04/16/29	GBP	1,000	1,360,985
5.000%	01/24/29		700	721,217
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,178,711
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	948,125
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	727,085

				5,658,770

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		161	204,606
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		155	160,339
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	792,510
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	123,932
3.750%	02/15/52		105	72,951

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		100	$103,132
8.625%	11/01/30		525	549,769
8.750%	07/01/31(a)		455	472,308
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		645	626,037
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,775	1,777,566
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,202,977
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	419,404
6.000%	02/01/31		425	403,297
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,437,651
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,753,487
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,164,512
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	400	532,440
6.625%	01/16/34	GBP	1,000	1,336,998
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,200	1,365,204
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30		1,200	1,255,667

				17,754,787

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	1,569,258
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,650	1,677,781
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		600	617,686

				3,864,725

Pharmaceuticals — 0.1%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32		353	367,777
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		725	730,120

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28			50	$43,740
5.000%	02/15/29			150	114,241
5.250%	01/30/30			625	438,450
5.250%	02/15/31			875	561,094
6.250%	02/15/29			2,365	1,892,000
7.000%	01/15/28			400	362,000
Sr. Sec’d. Notes, 144A
4.875%	06/01/28			246	219,555
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32		EUR	1,100	1,316,926
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29		EUR	1,600	1,888,231
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)		475	393,631
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46			820	674,526

					9,002,291

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28			1,580	1,582,352
6.625%	02/01/32			450	466,673
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33			545	583,405
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		4,770	4,886,184
Sr. Unsec’d. Notes
5.000%	05/15/50			225	188,553
5.200%	04/01/30			70	72,142
6.250%	04/15/49			145	143,667
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30			730	674,190
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31		EUR	500	581,144
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47			60	53,639
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37			745	823,823
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33			505	532,907
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30			3,050	3,074,043

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29			215	$201,950
4.125%	08/15/31			165	150,127
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)		1,245	983,769
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48			395	340,884
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/04/44			535	513,031

					15,852,483

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26		EUR	1,300	1,506,994
1.000%	05/04/28		EUR	1,400	1,571,782
1.625%	04/20/30		EUR	400	433,784
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30			315	329,480
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27		EUR	800	925,127
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29			3,500	3,397,998
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27		EUR	1,000	1,156,749
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31			255	228,719
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29		EUR	2,000	2,248,510

					11,799,143

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31			270	242,606
4.050%	07/01/30			575	567,037
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31			1,245	1,088,937
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27		EUR	1,500	1,739,738
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	(a)		590	523,645

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Lineage Europe Finco BV (Netherlands),
Gtd. Notes, 144A
4.125%	11/26/31	(a)	EUR	1,800	$2,077,960
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32			100	106,856
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31		EUR	1,600	1,864,600
4.875%	07/06/30		EUR	800	999,710
5.000%	10/15/29		GBP	1,800	2,459,891
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32			1,195	1,239,776
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29			2,225	2,126,453
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27		EUR	2,433	2,898,948
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30			1,410	1,426,867
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26			1,925	1,925,968
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32		EUR	1,700	2,050,371

					23,339,363

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28			1,025	1,008,969
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30			845	853,069
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32		EUR	175	212,086
7.375%	08/31/32		GBP	225	313,306
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30			1,425	1,493,672
9.000%	06/01/31			1,819	2,052,946
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28		EUR	400	507,743
12.000%	11/30/28			300	325,287
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29			1,450	1,408,734
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29			1,350	1,278,596

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	(a)		570	$595,520

					10,049,928

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36			760	644,857

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	(a)		775	708,124
9.250%	06/01/30			630	585,972

					1,294,096

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31		EUR	1,450	1,757,478
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33		EUR	900	889,340
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27			3,775	3,780,268
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27		EUR	2,000	2,267,426
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28			475	481,013
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29			50	49,078
Sr. Sec’d. Notes, 144A
6.875%	06/30/33			880	900,592
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30			580	590,480
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31			200	232,824
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51		CAD	465	283,438
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29		GBP	1,700	2,168,346
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31			330	346,360

					13,746,643

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date			Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation — 0.1%
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29	(oo)		EUR	900	$985,340
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33			CHF	500	623,120
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27			EUR	1,300	1,549,210
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29			EUR	1,000	1,060,970
1.000%	09/17/34			EUR	100	94,321
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34				621	643,124
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29			EUR	200	215,890
0.400%	12/19/36			EUR	411	401,019
1.875%	05/25/32			EUR	1,000	1,076,983
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37			EUR	500	455,591
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35		CAD		2,000	1,492,259
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29			EUR	800	905,190
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30				2,280	2,123,685
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31				200	208,588
7.125%	02/01/32				455	478,788

						12,314,078

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29				1,475	1,515,850

TOTAL CORPORATE BONDS (cost $432,679,453)						437,796,891

FLOATING RATE AND OTHER LOANS — 0.2%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32				549	550,682
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.000%
8.989%(c)	11/17/28				1,425	1,398,794

						1,949,476

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.300%(c)	11/03/32	EUR	675	$797,583

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		261	90,757

Retail — 0.1%
EG America LLC (United Kingdom),
New facility B3 (EUR), 6 Month EURIBOR + 3.875%
5.937%(c)	02/07/28	EUR	5,662	6,680,772
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	4,875	5,751,787
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%
8.476%(c)	08/31/32	GBP	1,050	1,425,963

				13,858,522

Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 6 Month EURIBOR + 3.000%
4.829%(c)	07/17/29	EUR	6,200	7,320,850

TOTAL FLOATING RATE AND OTHER LOANS (cost $22,821,037)				24,017,188

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.974%(c)	10/25/41		400	406,433
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.174%(c)	11/25/41		90	91,739
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.024%(c)	12/25/41		500	509,405
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.124%(c)	03/25/42		220	233,285
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.124%(c)	03/25/42		180	188,732
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.865%(c)	09/26/33		88	88,282
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.874%(c)	11/25/50		2,075	2,279,431
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.524%(c)	01/25/34		73	72,861
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.674%(c)	11/25/41		250	251,863

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	09/25/41		830	$836,629
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.224%(c)	12/25/41		700	705,979
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.774%(c)	04/25/42		580	594,441
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.224%(c)	05/25/42		200	206,376
Freddie Mac REMIC,
Series 5323, Class AO
1.917%(s)	07/25/53		3,609	2,839,691
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
4.666%(c)	05/25/36		51	48,717
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		988	910,194
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.774%(c)	04/25/34		385	387,714

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,179,479)				10,651,772

SOVEREIGN BONDS — 1.2%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,000	1,138,916
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		1,000	1,031,649
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	578,002
1.250%	05/06/31	EUR	1,000	1,052,336
1.700%	10/13/41	EUR	1,000	802,885
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	599,607
4.690%	10/28/34	EUR	350	433,760
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	414,364
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,721,078
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	411,525
3.375%	11/25/32	EUR	900	1,060,237
3.375%	05/25/34	EUR	1,700	1,972,176

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,802	$5,802,164
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	541,341
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	3,000	3,693,643
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,406,647
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,783,485
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	240,446
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	950	1,132,504
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	672,035
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,060	1,234,501
5.000%	09/19/32	EUR	290	327,176
5.625%	02/19/36	EUR	410	452,320
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	308,511
1.500%	06/17/31	EUR	6,100	6,669,132
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,799,191
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		1,550	1,576,350
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	705	866,006
French Republic Government Bond OAT (France),
Bonds, 144A
1.250%	05/25/38	EUR	1,750	1,539,197
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	8,585,579
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	80,257
3.300%	06/07/33	CNH	3,000	461,829
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,200	1,423,017
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,800	2,871,672
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	3,908	4,328,200

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	1,000	$1,019,504
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,875,568
1.100%	03/12/33	EUR	2,000	1,948,705
1.300%	03/23/34	EUR	2,000	1,922,087
1.400%	10/30/31	EUR	100	104,661
2.900%	10/31/35		CNH 4,000	570,963
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	541,876
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,788,939
6.875%	10/21/34	GBP	500	743,576
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	424,885
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	75	91,200
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,475	1,657,388
3.350%	03/01/35	EUR	250	293,434
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	891,382
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	256,290
Japan Government Twenty Year Bond (Japan),
Bonds, Series 194
2.700%	09/20/45	JPY	90,000	553,616
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	288,164
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	432,596
0.000%	03/17/31	EUR	1,077	1,079,039
0.375%	10/07/26	EUR	1,239	1,431,596
3.500%	01/17/28	EUR	3,000	3,589,167
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,319,533
2.125%	10/22/35	EUR	300	308,204
4.125%	04/25/28	EUR	195	236,921
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	900	1,132,225
Malta Government Bond (Malta),
Bonds, Series 16Y
1.200%	05/13/37	EUR	1,000	871,857
Bonds, Series I
1.000%	04/23/31	EUR	1,000	1,013,550
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,192,065

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	$2,130,638
3.500%	09/19/29	EUR	920	1,076,319
4.500%	03/19/34	EUR	530	622,077
5.125%	03/19/38	EUR	360	421,088
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	687,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,470,513
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	2,188,222
1.200%	04/28/33	EUR	3,347	3,326,944
3.625%	02/04/32	EUR	100	119,025
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	280,239
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	297,316
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,022,189
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,076	1,184,636
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,460,825
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	368,096
5.200%	07/31/34	EUR	1,200	1,566,275
5.250%	12/07/34	GBP	777	1,044,328
5.345%	01/27/48	EUR	1,000	1,263,133
6.000%	08/04/28	GBP	12,470	17,390,021
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	192,388
4.000%	10/17/49		1,000	760,316
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		600	439,695
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		1,425	1,510,857
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,738,700
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	5,297,361
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,869,868
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,200	2,564,230

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	$1,193,489
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	619,949
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	166,585
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	114,210
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	103,235
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,599,171
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		2,200	2,278,760
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,400	1,429,783
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,385,918
1.200%	10/31/40	EUR	6,785	5,734,854
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	862,924

TOTAL SOVEREIGN BONDS (cost $170,367,550)				164,371,906

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,138,562
Federal National Mortgage Assoc.
6.625%	11/15/30		1,475	1,663,229
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33		461	333,041
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		833	817,945

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,144,792)				3,952,777

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
1.625%	11/15/50		22,010	11,579,323
2.000%	11/15/41		1,230	859,655
2.250%	08/15/49		10,588	6,653,896
2.375%	11/15/49		4,152	2,671,553
2.375%	05/15/51(k)		8,340	5,265,928
2.875%	05/15/49		600	431,250
3.000%	11/15/44		13,580	10,518,134
3.250%	05/15/42(h)		24,895	20,795,105
3.375%	11/15/48(k)		6,895	5,463,210
4.000%	11/15/42(h)(k)		31,115	28,557,736
4.125%	08/15/44		13,980	12,850,678
4.375%	08/15/43		15,065	14,408,260
4.625%	11/15/44		525	515,156
4.750%	11/15/43		6,910	6,919,717

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
5.000%	05/15/45(h)	15,140	$15,563,447
U.S. Treasury Notes
0.375%	07/31/27	15,000	14,288,086
2.875%	08/15/28	4,055	3,990,057
3.500%	09/30/29	3,425	3,409,748
3.500%	01/31/30	1,130	1,123,644
3.625%	08/31/30	3,900	3,886,594
3.625%	09/30/31	7,000	6,932,187
3.750%	04/30/27	1,135	1,138,547
3.750%	06/30/27	3,015	3,026,542
3.750%	05/15/28	1,095	1,100,988
3.875%	07/31/27	7,460	7,503,711
3.875%	11/30/27	2,085	2,099,823
3.875%	11/30/29	105	105,878
3.875%	04/30/30	11,205	11,294,290
3.875%	06/30/30	3,210	3,234,577
3.875%	07/31/30	230	231,725
3.875%	09/30/32	6,549	6,532,627
4.000%	04/30/32	810	815,569
4.375%	01/31/32	11,975	12,312,732
4.375%	05/15/34	13,015	13,311,905
4.500%	11/15/33(h)	11,960	12,356,175
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,933,013
1.364%(s)	11/15/41(k)	21,025	9,680,053
1.380%(s)	08/15/40(h)(k)	16,310	8,092,981
1.851%(s)	11/15/40	2,700	1,320,440
4.327%(s)	08/15/43	1,475	611,189
4.500%(s)	05/15/46	1,240	441,696
4.652%(s)	05/15/49(k)	7,500	2,295,499
4.668%(s)	02/15/39	3,945	2,141,247
4.698%(s)	05/15/39	6,335	3,387,691
4.734%(s)	11/15/43	645	263,401
4.759%(s)	05/15/43	4,190	1,764,409
4.810%(s)	02/15/41	1,045	503,517
4.853%(s)	02/15/43	9,560	4,084,616
4.928%(s)	11/15/45	335	122,372
4.991%(s)	11/15/42(k)	6,695	2,904,157
5.174%(s)	02/15/40	1,000	511,125
U.S. Treasury Strips Principal
1.333%(s)	02/15/49	295	93,285

TOTAL U.S. TREASURY OBLIGATIONS (cost $311,783,639)			294,899,144

OPTIONS PURCHASED*~ — 0.3% (cost $23,871,286)			35,016,214

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN—91.3% (cost $10,412,694,927)			12,545,551,547

OPTIONS WRITTEN*~ — (0.0)% (premiums received $0)			(14,409)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—91.3% (cost $10,412,694,927)			12,545,537,138

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MUTUAL FUNDS — 9.6%
PGIM Core Ultra Short Bond Fund(wa)	1,055,796,923	$1,055,796,923
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $262,717,840; includes $261,843,340 of cash collateral for securities on loan)(b)(wa)	262,886,061	262,728,329

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,318,514,763)		1,318,525,252

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.9%
U.S. Treasury Bills
3.833%	01/06/26	25,000	24,990,403
3.751%	03/03/26(k)	20,000	19,881,538
3.650%	03/05/26(k)	75,655	75,195,015

TOTAL U.S. TREASURY OBLIGATIONS (cost $120,036,896)			120,066,956

OPTIONS PURCHASED*~ — 0.0% (cost $536,459)			253,003

TOTAL SHORT-TERM INVESTMENTS (cost $1,439,088,118)			1,438,845,211

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—101.8% (cost $11,851,783,045)			13,984,382,349

OPTIONS WRITTEN*~ — (0.0)% (premiums received $881,283)			(619,974)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—101.8% (cost $11,850,901,762)			13,983,762,375
Liabilities in excess of other assets(z) — (1.8)%			(252,454,436)

NET ASSETS — 100.0%			$13,731,307,939

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,365 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $253,039,754; cash collateral of $261,843,340 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$92,258	$58,738	0.0%
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/13/21	2,610,858	2,354,850	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	97,875	217,126	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24	403,000	641,917	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	02/28/23-02/20/24	$3,235,125	$3,277,917	0.1%
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	2,797,025	2,489,352	0.0

Total		$9,236,141	$9,039,901	0.1%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	75	8	$16,672,789
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00	95	10	18,325,560

Total Exchange Traded (cost $ 23,871,286)						$34,998,349

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		9,682	$8
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		2,767	2
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		19,365	15
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		5,535	4
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.32%	—	EUR	11,645	9,286
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	1,285	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	1,266	1
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	659	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	5,699	2,454
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		5,960	2,708
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		1,933	235
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		5,182	1,487
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		1,499	923
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		1,479	877
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		1,480	54
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		2,980	826
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.16%	—	EUR	11,645	1,049
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	1,977	3,192
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		1,486	3
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		1,480	9
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		8,973	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,485	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		5,960	10
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		2,980	4

Total OTC Traded (cost $107,412)								$23,147

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(T)	1 Day SOFR(T)/ 3.870%	14,760	$275
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.870%	3.61%(A)	7,650	17,859
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.870%	7.22%(A)	7,650	6
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	26,565	162,823
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	7,790	47,747
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	26,565	13
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	7,790	4
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	3,030	421
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	4,960	689
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	108,060	17,884

Total OTC Swaptions (cost $429,047)								$247,721

Total Options Purchased (cost $24,407,745)								$35,269,217

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.52%	—	EUR	11,645	$(1,991)
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	1,285	(478)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	1,266	(760)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	659	(497)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	5,699	(32,534)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		1,933	(4,236)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		5,182	(20,356)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		1,499	(9,368)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		1,479	(7,809)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		1,480	(41,232)
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.07%	—	EUR	11,645	(2,120)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		1,486	(13,832)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		1,480	(16,710)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		5,728	(21)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		5,960	(76,373)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		2,980	(79,590)

Total OTC Traded (premiums received $ 344,218)								$(307,907)

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(T)/ 3.870%	2.37%(T)	29,520	$(47)
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	108,060	(51,054)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.870%	7,650	(9,513)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.870%	7,650	(4,896)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	26,565	(94,653)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	7,790	(27,756)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	26,565	(61,855)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	7,790	(18,139)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	3,030	(9,215)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	4,960	(15,084)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	61,580	(3,623)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	10,340	(608)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	23,590	(1,222)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	5,770	(299)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	8,280	(383)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	108,060	(4,995)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	32,910	(23,134)

Total OTC Swaptions (premiums received $537,065)								$(326,476)

Total Options Written (premiums received $881,283)								$(634,383)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
165	3 Month EuroSTR	Mar. 2026	$47,537,758	$(1,516)
332	2 Year U.S. Treasury Notes	Mar. 2026	69,317,969	(40,132)
3,029	5 Year U.S. Treasury Notes	Mar. 2026	331,083,906	(925,560)
1,183	10 Year U.S. Treasury Notes	Mar. 2026	133,013,563	(684,920)
766	10 Year U.S. Ultra Treasury Notes	Mar. 2026	88,101,973	(243,090)
486	20 Year U.S. Treasury Bonds	Mar. 2026	56,178,563	(460,883)
63	30 Year Euro Buxl	Mar. 2026	8,153,021	(245,861)
207	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	24,426,000	(557,761)
1,162	Mini MSCI EAFE Index	Mar. 2026	168,612,010	1,056,730
25	Mini MSCI Emerging Markets Index	Mar. 2026	1,764,250	54,434
89	Russell 2000 E-Mini Index	Mar. 2026	11,116,100	(248,250)

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,701	S&P 500 E-Mini Index	Mar. 2026	$586,207,125	$1,192,808

				(1,104,001)

Short Positions:
220	3 Month CME SOFR	Mar. 2026	52,971,875	(26,514)
73	2 Year U.S. Treasury Notes	Mar. 2026	15,241,602	9,073
141	5 Year Euro-Bobl	Mar. 2026	19,248,084	138,062
67	10 Year Euro-Bund	Mar. 2026	10,044,658	137,732
48	10 Year U.S. Treasury Notes	Mar. 2026	5,397,000	38,058
14	10 Year U.S. Ultra Treasury Notes	Mar. 2026	1,610,219	(4,393)
204	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	24,072,000	374,896
319	British Pound Currency	Mar. 2026	26,831,888	(242,167)
113	Canadian Dollar Currency	Mar. 2026	8,262,560	(135,275)
1,514	Euro Currency	Mar. 2026	222,936,500	(1,391,156)
111	Euro Schatz Index	Mar. 2026	13,930,456	24,686
2	S&P 500 E-Mini Index	Mar. 2026	689,250	(3,894)

				(1,080,892)

				$(2,184,893)

Bond forward contract outstanding at December 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond 2.000%, 02/15/50	CITI	06/12/26	41,160	$59.75	$24,594,496	$24,229,439	$—	$(365,057)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	55,148	$10,115,375	$9,977,019	$—	$(138,356)
British Pound,
Expiring 01/22/26	MSI	GBP	2,583	3,379,169	3,481,333	102,164	—
Expiring 01/22/26	MSI	GBP	563	755,378	758,411	3,033	—
Canadian Dollar,
Expiring 01/22/26	BARC	CAD	985	703,219	718,461	15,242	—
Expiring 01/22/26	BARC	CAD	322	231,228	235,096	3,868	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	745,443	818,000	828,725	10,725	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	19,201,910	4,909,091	4,953,419	44,328	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	31,799	1,529,000	1,547,408	18,408	—
Euro,
Expiring 01/22/26	BARC	EUR	3,319	3,905,192	3,904,118	—	(1,074)
Expiring 01/22/26	CITI	EUR	1,314	1,516,106	1,545,823	29,717	—
Expiring 01/22/26	CITI	EUR	655	770,000	771,078	1,078	—
Expiring 01/22/26	MSI	EUR	10,232	11,795,336	12,037,594	242,258	—
Expiring 01/22/26	MSI	EUR	5,137	6,000,472	6,042,965	42,493	—

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/22/26	MSI	EUR	2,706	$3,188,687	$3,183,811	$—	$(4,876)
Expiring 01/22/26	MSI	EUR	2,382	2,782,511	2,802,216	19,705	—
Expiring 01/22/26	MSI	EUR	711	835,654	836,367	713	—
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	326,639	981,000	997,272	16,272	—
Expiring 01/22/26	DB	HUF	562,416	1,697,000	1,717,133	20,133	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	381,430	4,209,000	4,213,631	4,631	—
Expiring 03/18/26	BOA	INR	229,139	2,528,000	2,531,284	3,284	—
Expiring 03/18/26	CITI	INR	182,618	2,008,000	2,017,363	9,363	—
Expiring 03/18/26	JPM	INR	995,538	10,948,997	10,997,632	48,635	—
Expiring 03/18/26	UAG	INR	995,538	10,978,458	10,997,632	19,174	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	88,448,946	5,284,004	5,286,831	2,827	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	594,466	3,949,392	3,802,587	—	(146,805)
Expiring 01/22/26	BNP	JPY	139,640	927,711	893,226	—	(34,485)
Expiring 01/22/26	GSI	JPY	132,721	847,953	848,970	1,017	—
Expiring 01/22/26	MSI	JPY	223,010	1,481,984	1,426,516	—	(55,468)
Expiring 01/22/26	MSI	JPY	102,788	667,442	657,498	—	(9,944)
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	30,642	968,000	974,040	6,040	—
Expiring 03/18/26	MSI	TWD	74,093	2,378,662	2,355,253	—	(23,409)
Expiring 03/18/26	MSI	TWD	47,230	1,516,000	1,501,341	—	(14,659)
Expiring 03/18/26	MSI	TWD	45,098	1,450,000	1,433,559	—	(16,441)
Expiring 03/18/26	SCB	TWD	42,932	1,375,000	1,364,720	—	(10,280)
New Zealand Dollar,
Expiring 01/22/26	MSI	NZD	333	190,598	191,679	1,081	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	9,292	2,754,273	2,756,374	2,101	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	72,159	1,228,000	1,218,837	—	(9,163)
Expiring 03/18/26	JPM	PHP	29,108	491,630	491,670	40	—
Expiring 03/18/26	SCB	PHP	87,384	1,477,000	1,476,009	—	(991)
Singapore Dollar,
Expiring 03/18/26	DB	SGD	1,702	1,330,000	1,330,958	958	—
Expiring 03/18/26	HSBC	SGD	1,027	801,000	803,261	2,261	—
Expiring 03/18/26	MSI	SGD	1,088	848,000	850,443	2,443	—
South African Rand,
Expiring 03/18/26	DB	ZAR	12,904	751,000	774,937	23,937	—
Expiring 03/18/26	GSI	ZAR	13,342	783,182	801,260	18,078	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	5,884,503	4,017,000	4,086,612	69,612	—
Expiring 03/18/26	JPM	KRW	407,381	278,257	282,915	4,658	—
Expiring 03/18/26	MSI	KRW	829,053	564,500	575,752	11,252	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	64,755	1,484,000	1,494,915	10,915	—
Expiring 01/22/26	BARC	TRY	53,719	1,219,066	1,230,637	11,571	—
Expiring 01/22/26	BARC	TRY	49,882	1,134,977	1,142,733	7,756	—
Expiring 01/22/26	BOA	TRY	64,808	1,480,000	1,484,656	4,656	—
Expiring 01/22/26	HSBC	TRY	49,882	1,134,280	1,142,733	8,453	—

				$129,397,784	$129,776,713	844,880	(465,951)

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/26	BARC	AUD	2,319	$1,496,196	$1,547,662	$—	$(51,466)
Brazilian Real,
Expiring 02/03/26	GSI	BRL	5,657	1,038,000	1,023,361	14,639	—
British Pound,
Expiring 01/22/26	BNY	GBP	6,630	8,813,367	8,936,848	—	(123,481)
Expiring 01/22/26	BNY	GBP	5,704	7,581,809	7,688,035	—	(106,226)
Expiring 01/22/26	MSI	GBP	486	640,287	654,785	—	(14,498)
Canadian Dollar,
Expiring 01/22/26	BARC	CAD	4,473	3,193,177	3,262,388	—	(69,211)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	5,074,004	5,515,701	5,640,875	—	(125,174)
Chinese Renminbi,
Expiring 03/18/26	GSI	CNH	1,927	275,367	277,498	—	(2,131)
Expiring 03/18/26	HSBC	CNH	66,792	9,505,106	9,619,242	—	(114,136)
Expiring 03/18/26	HSBC	CNH	6,010	855,267	865,537	—	(10,270)
Colombian Peso,
Expiring 03/18/26	MSI	COP	3,531,447	899,000	910,989	—	(11,989)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	23,312	1,128,000	1,134,388	—	(6,388)
Expiring 01/22/26	BNP	CZK	128,851	6,187,245	6,270,073	—	(82,828)
Expiring 01/22/26	DB	CZK	17,856	867,000	868,906	—	(1,906)
Expiring 01/22/26	SCB	CZK	21,097	1,022,000	1,026,612	—	(4,612)
Euro,
Expiring 01/22/26	BNY	EUR	872	1,011,217	1,026,196	—	(14,979)
Expiring 01/22/26	CITI	EUR	1,253	1,462,445	1,474,605	—	(12,160)
Expiring 01/22/26	CITI	EUR	677	792,032	796,738	—	(4,706)
Expiring 01/22/26	DB	EUR	62,140	72,227,191	73,103,511	—	(876,320)
Expiring 01/22/26	HSBC	EUR	589	679,286	692,783	—	(13,497)
Expiring 01/22/26	JPM	EUR	12,394	14,404,103	14,581,106	—	(177,003)
Expiring 01/22/26	JPM	EUR	1,729	1,998,342	2,034,271	—	(35,929)
Expiring 01/22/26	SSB	EUR	46,605	54,617,197	54,827,632	—	(210,435)
Expiring 01/22/26	SSB	EUR	9,296	10,893,856	10,935,829	—	(41,973)
Expiring 01/22/26	UAG	EUR	46,605	54,463,167	54,827,633	—	(364,466)
Expiring 01/22/26	UAG	EUR	9,296	10,863,134	10,935,830	—	(72,696)
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	544,069	1,656,000	1,661,115	—	(5,115)
Expiring 01/22/26	JPM	HUF	337,026	1,012,000	1,028,987	—	(16,987)
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	18,513,702	1,106,022	1,106,614	—	(592)
Japanese Yen,
Expiring 01/22/26	JPM	JPY	87,221	561,285	557,922	3,363	—
Mexican Peso,
Expiring 03/18/26	BNY	MXN	21,276	1,159,146	1,172,463	—	(13,317)
Expiring 03/18/26	HSBC	MXN	4,013	218,298	221,149	—	(2,851)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	3,034	897,000	899,893	—	(2,893)
Expiring 03/18/26	CITI	PEN	2,808	832,104	832,959	—	(855)
Expiring 03/18/26	CITI	PEN	1,987	587,500	589,548	—	(2,048)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	9,095	2,493,000	2,533,104	—	(40,104)
Expiring 01/22/26	JPM	PLN	4,448	1,213,000	1,238,729	—	(25,729)
Expiring 01/22/26	MSI	PLN	8,516	2,321,917	2,371,695	—	(49,778)
Expiring 01/22/26	MSI	PLN	2,858	782,489	796,016	—	(13,527)
Expiring 01/22/26	UAG	PLN	2,712	745,511	755,426	—	(9,915)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/18/26	MSI	SGD	35,364	$27,485,341	$27,651,934	$—	$(166,593)
South African Rand,
Expiring 03/18/26	MSI	ZAR	25,858	1,538,822	1,552,856	—	(14,034)
South Korean Won,
Expiring 03/18/26	BOA	KRW	1,124,659	768,000	781,042	—	(13,042)
Expiring 03/18/26	CITI	KRW	10,649,374	7,271,877	7,395,671	—	(123,794)
Swiss Franc,
Expiring 01/22/26	JPM	CHF	298	376,101	376,905	—	(804)
Expiring 01/22/26	SSB	CHF	201	254,259	254,139	120	—
Thai Baht,
Expiring 03/18/26	CITI	THB	8,392	266,204	267,917	—	(1,713)
Expiring 03/18/26	HSBC	THB	128,844	4,089,754	4,113,336	—	(23,582)
Expiring 03/18/26	JPM	THB	37,125	1,182,000	1,185,227	—	(3,227)
Expiring 03/18/26	MSI	THB	28,703	916,000	916,340	—	(340)

				$332,163,122	$335,224,320	18,122	(3,079,320)

						$863,002	$(3,545,271)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000	%(Q)	500	$36,527	$239	$36,288	DB
Dominican Republic	12/20/30	1.000	%(Q)	500	9,300	239	9,061	DB
Emirate of Abu Dhabi	12/20/30	1.000	%(Q)	500	(16,723)	239	(16,962)	DB
Federal Republic of Nigeria	12/20/30	1.000	%(Q)	500	43,924	239	43,685	DB
Federation of Malaysia	12/20/30	1.000	%(Q)	500	(14,247)	239	(14,486)	DB
Federative Republic of Brazil	12/20/30	1.000	%(Q)	2,250	37,495	1,076	36,419	DB
Kingdom of Bahrain	12/20/30	1.000	%(Q)	500	17,927	239	17,688	DB
Kingdom of Morocco	12/20/30	1.000	%(Q)	500	(7,178)	239	(7,417)	DB
Kingdom of Saudi Arabia	12/20/30	1.000	%(Q)	2,250	(34,011)	1,076	(35,087)	DB
People’s Republic of China	12/20/30	1.000	%(Q)	2,250	(58,454)	1,076	(59,530)	DB
Republic of Argentina	12/20/30	1.000	%(Q)	500	105,345	239	105,106	DB
Republic of Chile	12/20/30	1.000	%(Q)	1,000	(26,417)	478	(26,895)	DB
Republic of Colombia	12/20/30	1.000	%(Q)	1,500	70,456	717	69,739	DB
Republic of Indonesia	12/20/30	1.000	%(Q)	1,750	(25,133)	837	(25,970)	DB
Republic of Ivory Coast	12/20/30	1.000	%(Q)	500	33,001	239	32,762	DB
Republic of Panama	12/20/30	1.000	%(Q)	750	8,032	359	7,673	DB
Republic of Peru	12/20/30	1.000	%(Q)	750	(10,322)	359	(10,681)	DB
Republic of Philippines	12/20/30	1.000	%(Q)	750	(14,898)	359	(15,257)	DB
Republic of South Africa	12/20/30	1.000	%(Q)	2,250	34,438	1,076	33,362	DB
Republic of Turkey	12/20/30	1.000	%(Q)	2,250	101,557	1,076	100,481	DB
Sultanate of Oman	12/20/30	1.000	%(Q)	500	(7,339)	239	(7,578)	DB
United Mexican States	12/20/30	1.000	%(Q)	2,250	(10,963)	1,076	(12,039)	DB

					$272,317	$11,955	$260,362

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices — Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	25,000	1.242%	$(261,879)	$(14,344)	$(247,535)	DB

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(33,040)	$(10,890)	$(22,150)	JPM
Industrial & Commercial Bank
of China Ltd.	06/20/29	1.000%(Q)		1,535	(34,413)	(9,510)	(24,903)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	4,842	51,733	(46,891)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(11,896)	8,997	(20,893)	BNP
Republic of France	12/20/30	0.250%(Q)		560	(2,909)	(1,663)	(1,246)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(9,292)	(5,796)	(3,496)	BARC
Republic of Italy	12/20/30	1.000%(Q)		840	(27,944)	(31,513)	3,569	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	(24,801)	197,321	(222,122)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	(16,048)	124,953	(141,001)	MSI

					$(155,501)	$323,632	$(479,133)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		770	0.348%	$21,064	$18,967	$2,097	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		385	0.138%	3,297	2,678	619	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	3,285	0.215%	15,353	12,269	3,084	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	595	0.215%	2,781	2,222	559	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		2,785	0.284%	19,918	18,607	1,311	GSI
Federative Republic of Brazil	06/20/26	1.000%(Q)		300	0.488%	802	835	(33)	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		2,099	0.166%	17,416	17,083	333	MSI
HSBC Bank PLC	12/20/26	1.000%(Q)		442	0.166%	3,667	3,597	70	MSI
Kingdom of Norway	12/20/26	—%(Q)		1,640	0.047%	(746)	(792)	46	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		60	0.231%	117	99	18	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		60	0.238%	231	207	24	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	215	0.028%	1,229	1,142	87	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	100	0.028%	(15)	(11)	(4)	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		585	0.242%	2,239	2,055	184	BARC
Oracle Corp.	06/20/30	1.000%(Q)		340	1.367%	(4,923)	6,921	(11,844)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		3,070	0.367%	64,554	26,470	38,084	JPM
Republic of Estonia	12/20/26	1.000%(Q)		450	0.199%	3,591	825	2,766	JPM
Republic of France	12/20/30	0.250%(Q)		560	0.298%	(1,193)	(3,424)	2,231	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

						Implied
						Credit		Upfront
				Notional		Spread at		Premiums	Unrealized
Reference Entity/	Termination	Fixed		Amount		December 31,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)		2025(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	06/20/34	0.250	%(Q)		1,600	0.538%	$(33,132)	$(29,864)	$(3,268)	CITI
Republic of France	12/20/34	0.250	%(Q)		4,270	0.566%	(101,538)	(131,023)	29,485	BOA
Republic of France	12/20/34	0.250	%(Q)		3,975	0.566%	(94,523)	(85,432)	(9,091)	BOA
Republic of France	06/20/35	0.250	%(Q)		875	0.590%	(23,397)	(29,257)	5,860	BARC
Republic of Italy	12/20/30	1.000	%(Q)		840	0.281%	27,944	23,614	4,330	BARC
Republic of Italy	12/20/34	1.000	%(Q)		285	0.542%	9,961	(1,589)	11,550	CITI
Republic of Italy	12/20/34	1.000	%(Q)		285	0.542%	9,961	(1,589)	11,550	CITI
Republic of Panama	06/20/26	1.000	%(Q)		865	0.459%	2,431	2,019	412	CITI
Republic of Panama	06/20/26	1.000	%(Q)		50	0.459%	141	117	24	CITI
Republic of Panama	12/20/26	1.000	%(Q)		1,430	0.520%	7,065	796	6,269	CITI
Republic of Romania	12/20/26	1.000	%(Q)		62	0.379%	387	296	91	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		1,844	0.115%	16,205	15,721	484	MSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		619	0.115%	5,440	5,277	163	MSI
Slovak Republic	12/20/27	1.000	%(Q)		855	0.155%	14,112	13,588	524	BARC
Slovak Republic	12/20/27	1.000	%(Q)		225	0.155%	3,714	3,576	138	BARC
Standard Chartered PLC	12/20/26	1.000	%(Q)		1,158	0.187%	9,373	9,202	171	MSI
Standard Chartered PLC	12/20/26	1.000	%(Q)		358	0.187%	2,898	2,845	53	MSI
State of Qatar	12/20/26	1.000	%(Q)		1,220	0.084%	11,093	10,291	802	BARC
State of Qatar	12/20/26	1.000	%(Q)		380	0.084%	3,455	3,205	250	BARC
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR	680	0.049%	813	492	321	BARC

							$21,785	$(77,965)	$99,750

					Implied Credit
				Notional	Spread at		Value at	Unrealized
Reference Entity/	Termination	Fixed		Amount	December 31,	Value at	December 31,	Appreciation
Obligation	Date	Rate		(000)#(3)	2025(4)	Trade Date	2025	(Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	4,195	0.500%	$88,550	$96,156	$7,606
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	39,940	0.500%	891,533	915,485	23,952

						$980,083	$1,011,641	$31,558

					Implied
					Credit		Upfront
				Notional	Spread at		Premiums	Unrealized
Reference Entity/	Termination	Fixed		Amount	December 31,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2025(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	2,000	*	$(22,609)	$(48,649)	$26,040	CITI
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	1,930	*	(21,818)	(24,137)	2,319	CITI
CMBX.NA.18.AAA	12/17/57	0.500	%(M)	2,500	*	4,544	2,920	1,624	GSI

						$(39,883)	$(69,866)	$29,983

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.121%	$(71,637)	$(81,899)	$(10,262)
AUD	4,855	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.121%	—	(486,343)	(486,343)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.121%	(206,911)	(258,193)	(51,282)
AUD	2,230	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.121%	(150,760)	(206,235)	(55,475)
AUD	2,820	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.121%	—	(63,247)	(63,247)
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 2.300%	7,080	(56,226)	(63,306)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.300%	(1,613)	22,521	24,134
CAD	2,900	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	75,553	68,044	(7,509)
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	27,810	(45,797)	(73,607)
CAD	1,755	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	69,008	38,700	(30,308)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 2.300%	(28,984)	(21,876)	7,108
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.300%	(96,115)	14,922	111,037
CAD	1,535	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.300%	53,262	(28,925)	(82,187)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 2.300%	(7,673)	(24,212)	(16,539)
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.300%	(189)	(5,131)	(4,942)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ (0.079)%	(3,054)	(95,908)	(92,854)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.079)%	—	148,619	148,619
CHF	1,815	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.079)%	(125,659)	(155,431)	(29,772)
CHF	1,330	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(33,088)	(33,088)
CHF	495	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.079)%	93,039	88,333	(4,706)
CHF	2,270	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(21,537)	(21,537)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(18,097)	(18,097)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(103)	240,489	240,592
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.800%	—	(1,699)	(1,699)
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	35,710	35,710

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$—	$67,166	$67,166
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	617,863	617,863
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	55,076	55,076
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	135,738	493,992	358,254
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	73,117	73,117
CNH	179,885	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	755,671	971,055	215,384
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	62,634	62,634
CNH	59,045	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(1,619)	(18,326)	(16,707)
CNH	28,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	4,485	(10,285)	(14,770)
CNH	135,215	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(36,464)	(59,429)	(22,965)
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	52,858	52,858
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(12,426)	(12,426)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.237%	(23,466)	(79,876)	(56,410)
DKK	1,340	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.237%	5,803	3,062	(2,741)
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(88,339)	(88,339)
EUR	3,105	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	12,570	12,570
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(1,035)	(543,560)	(542,525)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.921%	14,753	226,062	211,309
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(275,198)	(256,476)	18,722
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	579,489	579,489
EUR	6,515	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	201,643	201,643
EUR	11,875	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	322,447	322,447
EUR	9,353	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	229,322	229,322
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.921%	650	858	208
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	195,353	91,889	(103,464)
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	(108,647)	(108,647)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	457,442	457,442
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(448,995)	(448,995)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	1,085,211	1,085,211
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(1,065,307)	(1,065,307)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	448,470	448,470
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(435,066)	(435,066)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.107%	2,488	77,662	75,174
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	(1,340)	(12,875)	(11,535)
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(20,703)	(966,707)	(946,004)
EUR	2,120	05/11/50	2.600%(A)	1 Day EuroSTR(2)(A)/ 1.921%	17,809	(188,546)	(206,355)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 1.921%	20,621	893,957	873,336
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(43,195)	(226,079)	(182,884)
EUR	4,815	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.107%	(3,423)	491,300	494,723
EUR	1,875	05/11/55	2.500%(A)	1 Day EuroSTR(1)(A)/ 1.921%	11,937	234,141	222,204
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(339,945)	363,201	703,146
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	2,627	10,586	7,959
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.726%	(83,277)	(137,296)	(54,019)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 3.726%	975,234	491,121	(484,113)
GBP	4,375	05/08/28	4.100%(A)	1 Day SONIA(1)(A)/ 3.726%	(74,234)	(77,336)	(3,102)
GBP	3,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.726%	370,590	387,479	16,889
GBP	270	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 3.726%	(15,825)	(59,786)	(43,961)
GBP	765	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.726%	6,785	4,150	(2,635)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 3.726%	—	(1,268,188)	(1,268,188)

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,335	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	$(86,908)	$(56,339)	$30,569
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 3.726%	(58)	(1,439,512)	(1,439,454)
GBP	800	05/08/45	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	(40,538)	(62,057)	(21,519)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 3.726%	(42)	(1,369,690)	(1,369,648)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	(1,040,596)	(1,447,674)	(407,078)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.390%	(14,518)	(116,052)	(101,534)
ILS	2,935	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.250%	778	9,666	8,888
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(27,077)	(76,851)	(49,774)
JPY	900,000	07/08/27	0.500%(A)	1 Day TONAR(1)(A)/ 0.727%	23,947	45,398	21,451
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.727%	(522)	(342,861)	(342,339)
JPY	734,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	57,909	57,909
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(55,770)	(151,562)	(95,792)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(81,611)	(81,611)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	90,292	142,965	52,673
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,968)	(751,742)	(748,774)
JPY	560,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(65,869)	(152,215)	(86,346)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(194,079)	(372,495)	(178,416)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.727%	(7,314)	(1,345,682)	(1,338,368)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.727%	238,416	492,372	253,956
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(14,867)	(26,729)	(11,862)
JPY	1,515,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.727%	(13,011)	(2,386,799)	(2,373,788)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.727%	443,919	1,462,751	1,018,832
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(162,935)	(335,148)	(172,213)
JPY	240,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.727%	(6,592)	(205,475)	(198,883)
JPY	145,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(39,621)	(129,141)	(89,520)
JPY	185,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(9,437)	(9,437)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.727%	(7,205)	(1,449,793)	(1,442,588)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.727%	5,785	891,728	885,943
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(256,566)	(564,007)	(307,441)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.727%	(8,493)	(1,838,246)	(1,829,753)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(251,662)	(575,275)	(323,613)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	200,157	200,157
JPY	355,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	18,403	(472,076)	(490,479)
JPY	210,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(85,868)	(85,868)
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	2,813	2,813
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(433,368)	(433,368)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(68,645)	(68,645)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(20,330)	(5,183)	15,147
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	8,070	8,070
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(9,718)	(19,803)	(10,085)
KRW	2,592,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	93,181	(8,162)	(101,343)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	(8,732)	(8,732)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	2,280	2,280
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(43,293)	(43,293)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 2.515%	—	(79,670)	(79,670)
NZD	1,000	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.515%	34,803	18,124	(16,679)
NZD	2,380	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.515%	—	18,756	18,756
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 3.870%	(3,105)	49,613	52,718
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 3.870%	(10,867)	(69,327)	(58,460)
PLN	2,185	05/11/32	4.400%(A)	6 Month WIBOR(2)(S)/ 3.870%	7,627	31,019	23,392
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 1.958%	—	(134,165)	(134,165)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.895%	8,222	(76,296)	(84,518)
SGD	340	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.895%	13,698	7,048	(6,650)
SGD	200	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 0.895%	—	(6,865)	(6,865)
SGD	425	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(15,845)	(15,845)
SGD	870	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(32,451)	(32,451)
SGD	590	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.895%	—	(20,876)	(20,876)

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	199,305	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.246%	$—	$(226)	$(226)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	21,557	21,557
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	120,797	120,797
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	100,214	100,214
THB	21,225	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.246%	23,870	47,764	23,894
THB	22,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	39,279	39,279
THB	7,035	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.246%	18,229	16,954	(1,275)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	36,283	36,283
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.870%	—	56,338	56,338
	53,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	92,686	339,055	246,369
	6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	24,646	39,471	14,825
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(590,349)	(590,349)
	51,800	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	—	(6,831)	(6,831)
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	3,038	(161,355)	(164,393)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(136,255)	(136,255)
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	8,858	835,047	826,189
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.870%	—	418,800	418,800
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(170,669)	(170,669)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(193,132)	(193,132)
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(34,593)	(901,756)	(867,163)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(75,821)	(75,821)
	8,120	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 3.870%	36,079	(232,492)	(268,571)
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(30,196)	(30,196)
	2,440	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(30,522)	(30,522)
	1,790	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	19,067	19,067
	28,785	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(617,760)	(617,760)
	3,200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.870%	(132,308)	(76,075)	56,233
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.870%	(1,570,153)	(1,839,514)	(269,361)
	17,740	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(122,858)	(1,053,003)	(930,145)
	4,768	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.870%	—	202,045	202,045
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.870%	—	21,675	21,675
	1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.870%	(8,650)	(89,190)	(80,540)
	4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	1,828,150	1,973,249	145,099
	3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	1,661,546	1,867,320	205,774
	15,510	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	64,056	617,622	553,566
	24,515	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	358,525	976,210	617,685
	1,549	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.870%	—	129,027	129,027
	15,705	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	121,736	1,209,530	1,087,794
	21,940	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	1,295,420	1,295,420
	2,495	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.870%	121,784	143,486	21,702
	1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.870%	17,418	206,602	189,184
	2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.870%	11,445	138,430	126,985

					$2,395,218	$(6,764,481)	$(9,159,699)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL	12,822	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(45,212)	$—	$(45,212)	GSI
BRL	12,822	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	42,219	—	42,219	GSI
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	64,353	—	64,353	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	55,993	—	55,993	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	29,002	(5)	29,007	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(55,468)	(67)	(55,401)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	1,310	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	$4,174	$—	$4,174	JPM
MYR	1,000	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(4,546)	(1)	(4,545)	JPM

					$90,515	$(73)	$90,588

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

				Long (Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)#(1)	Value	(Received)	(Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.650%	ML	04/01/26	40,466	$(4,103)	$—	$(4,103)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	22,975	(419,937)	—	(419,937)

					$(424,040)	$—	$(424,040)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

			Unrealized	Unrealized
	Premiums Paid	Premiums Received	Appreciation	Depreciation
OTC Swap Agreements	$602,895	$(429,556)	$845,552	$(1,515,577)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$5,946,044
GS	—	1,744,502
MLC	—	12,846,029
SG	—	69,574,399

Total	$—	$90,110,974

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,666,405,697	$—	$—
Common Stocks	6,062,681,466	1,578,108,320	13
Preferred Stocks	816,671	15,511,590	—	**
Unaffiliated Exchange-Traded Funds	1,761,106,605	—	—
Warrants	—	1	—
Asset-Backed Securities
Automobiles	—	6,682,007	—
Collateralized Loan Obligations	—	432,710,135	—
Consumer Loans	—	3,924,961	—
Credit Cards	—	3,788,622	—
Home Equity Loans	—	2,253,869	—
Residential Mortgage-Backed Securities	—	78,569	—
Commercial Mortgage-Backed Securities	—	40,777,129	—
Corporate Bonds	—	435,307,539	2,489,352
Floating Rate and Other Loans	—	24,017,188	—
Residential Mortgage-Backed Securities	—	10,651,772	—
Sovereign Bonds	—	164,371,906	—
U.S. Government Agency Obligations	—	3,952,777	—
U.S. Treasury Obligations	—	294,899,144	—
Options Purchased	—	35,016,214	—
Short-Term Investments
Affiliated Mutual Funds	1,318,525,252	—	—
U.S. Treasury Obligations	—	120,066,956	—
Options Purchased	—	253,003	—

Total	$10,809,535,691	$3,172,371,702	$2,489,365

Liabilities
Long-Term Investments
Options Written	$—	$(14,409)	$—
Short-Term Investments
Options Written	$—	$(619,974)	$—

Total	$—	$(634,383)	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,026,479	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	863,002	—
OTC Packaged Credit Default Swap Agreements	—	498,002	—
Centrally Cleared Credit Default Swap Agreements	—	31,558	—
OTC Credit Default Swap Agreements	—	290,638	—
Centrally Cleared Interest Rate Swap Agreements	—	17,259,171	—
OTC Interest Rate Swap Agreements	—	195,741	—

Total	$3,026,479	$19,138,112	$—

Liabilities
Futures Contracts	$(5,211,372)	$—	$—
OTC Bond Forward Contract	—	(365,057)	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,545,271)	—
OTC Packaged Credit Default Swap Agreements	—	(487,564)	—
OTC Credit Default Swap Agreements	—	(464,237)	—
Centrally Cleared Interest Rate Swap Agreements	—	(26,418,870)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
OTC Interest Rate Swap Agreements	$—	$(105,226)	$—
OTC Total Return Swap Agreements	—	(424,040)	—

Total	$(5,211,372)	$(31,810,265)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	21.7%
Unaffiliated Exchange-Traded Funds	12.8
Semiconductors & Semiconductor Equipment	6.1
Banks	4.2
Software	4.1
Interactive Media & Services	3.4
Collateralized Loan Obligations	3.2
U.S. Treasury Obligations	3.0
Technology Hardware, Storage & Peripherals	2.5
Pharmaceuticals	2.5
Aerospace & Defense	1.9
Capital Markets	1.9
Broadline Retail	1.8
Financial Services	1.7
Insurance	1.7
Oil, Gas & Consumable Fuels	1.6
Automobiles	1.5
Sovereign Bonds	1.2
Biotechnology	1.1
Machinery	1.0
IT Services	1.0
Specialty Retail	1.0
Consumer Staples Distribution & Retail	1.0
Health Care Equipment & Supplies	1.0
Entertainment	0.9
Electric Utilities	0.9
Metals & Mining	0.8
Health Care Providers & Services	0.8
Electrical Equipment	0.8
Hotels, Restaurants & Leisure	0.7
Communications Equipment	0.6
Electronic Equipment, Instruments & Components	0.5
Textiles, Apparel & Luxury Goods	0.5
Diversified Telecommunication Services	0.5
Chemicals	0.5
Multi-Utilities	0.4
Ground Transportation	0.4
Food Products	0.4
Industrial Conglomerates	0.4
Electric	0.4
Life Sciences Tools & Services	0.4
Real Estate Management & Development	0.4
Media	0.3

Beverages	0.3%
Trading Companies & Distributors	0.3
Construction & Engineering	0.3
Consumer Finance	0.3
Commercial Mortgage-Backed Securities	0.3
Tobacco	0.3
Household Products	0.3
Professional Services	0.3
Industrial REITs	0.3
Specialized REITs	0.3
Building Products	0.3
Options Purchased	0.3
Automobile Components	0.2
Household Durables	0.2
Commercial Services & Supplies	0.2
Retail	0.2
Real Estate Investment Trusts (REITs)	0.2
Air Freight & Logistics	0.2
Personal Care Products	0.2
Health Care REITs	0.2
Retail REITs	0.2
Gas Utilities	0.2
Telecommunications	0.2
Passenger Airlines	0.1
Oil & Gas	0.1
Marine Transportation	0.1
Commercial Services	0.1
Diversified Consumer Services	0.1
Wireless Telecommunication Services	0.1
Pipelines	0.1
Home Builders	0.1
Energy Equipment & Services	0.1
Construction Materials	0.1
Auto Manufacturers	0.1
Residential REITs	0.1
Transportation	0.1
Real Estate	0.1
Healthcare-Products	0.1
Foods	0.1
Diversified Financial Services	0.1
Residential Mortgage-Backed Securities	0.1
Diversified REITs	0.1
Containers & Packaging	0.1
Engineering & Construction	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Miscellaneous Manufacturing	0.1%
Multi-National	0.1
Holding Companies-Diversified	0.1
Building Materials	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Auto Parts & Equipment	0.0	*
Healthcare-Services	0.0	*
Transportation Infrastructure	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Internet	0.0	*
U.S. Government Agency Obligations	0.0	*
Consumer Loans	0.0	*
Health Care Technology	0.0	*
Packaging & Containers	0.0	*
Credit Cards	0.0	*
Airlines	0.0	*
Mining	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Electronics	0.0	*
Lodging	0.0	*
Computers	0.0	*
Investment Companies	0.0	*

Housewares	0.0	*%
Water Utilities	0.0	*
Leisure Products	0.0	*
Home Equity Loans	0.0	*
Distributors	0.0	*
Paper & Forest Products	0.0	*
Electrical Components & Equipment	0.0	*
Iron/Steel	0.0	*
Trucking & Leasing	0.0	*
Leisure Time	0.0	*
Machinery-Diversified	0.0	*
Semiconductors	0.0	*
Gas	0.0	*
Apparel	0.0	*
Environmental Control	0.0	*

	101.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as	Statement of			Statement of
hedging instruments, carried at fair	Assets and	Fair		Assets and	Fair
value	Liabilities Location	Value		Liabilities Location	Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$4,103
Credit contracts	Due from/to broker-variation margin swaps	31,558	*	—	—
Credit contracts	Premiums paid for OTC swap agreements	602,895		Premiums received for OTC swap agreements	429,483
Credit contracts	Unaffiliated investments	18,994		Options written outstanding, at value	109,617
Credit contracts	Unrealized appreciation on OTC swap agreements	649,806		Unrealized depreciation on OTC swap agreements	986,379
Equity contracts	Due from/to broker-variation margin futures	2,303,972	*	Due from/to broker-variation margin futures	252,144	*
Equity contracts	Unaffiliated investments	34,998,349		—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,768,598	*
Foreign exchange contracts	Unaffiliated investments	12,783		Options written outstanding, at value	303,796
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	863,002		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,545,271
Interest rate contracts	Due from/to broker-variation margin futures	722,507	*	Due from/to broker-variation margin futures	3,190,630	*

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as	Statement of			Statement of
hedging instruments, carried at fair	Assets and	Fair		Assets and	Fair
value	Liabilities Location	Value		Liabilities Location	Value
Interest rate contracts	Due from/to broker-variation margin swaps	$17,259,171	*	Due from/to broker-variation margin swaps	$26,418,870	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	73
Interest rate contracts	Unaffiliated investments	239,091		Options written outstanding, at value	220,970
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	365,057
Interest rate contracts	Unrealized appreciation on OTC swap agreements	195,746		Unrealized depreciation on OTC swap agreements	525,095

		$57,897,874			$38,120,086

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

					Forward
					& Cross
				Bond	Currency
Derivatives not accounted for as hedging	Options	Options		Forward	Exchange
instruments, carried at fair value	Purchased(1)	Written	Futures	Contracts	Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$—	$1,887,727
Credit contracts	(638,861)	907,556	—	—	—	(1,266,811)
Equity contracts	10,299,660	—	52,085,182	—	—	—
Foreign exchange contracts.	(498,465)	2,489,969	(19,317,416)	—	(10,272,415)	—
Interest rate contracts	33,609	110,414	17,934,970	285,538	—	(3,373,079)

Total	$9,195,943	$3,507,939	$50,702,736	$285,538	$(10,272,415)	$(2,752,163)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

					Forward
					& Cross
Derivatives not accounted for				Bond	Currency
as hedging instruments,	Options	Options		Forward	Exchange
carried at fair value	Purchased(2)	Written	Futures	Contracts	Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$(4,103)
Credit contracts	(127,134)	156,338	—	—	—	212,091
Equity contracts	(1,081,057)	—	18,410,502	—	—	—
Foreign exchange contracts.	(97,745)	(6,028)	(5,240,668)	—	(14,189,447)	—
Interest rate contracts	(171,644)	188,970	8,689,985	(365,057)	—	(1,531,522)

Total	$(1,477,580)	$339,280	$21,859,819	$(365,057)	$(14,189,447)	$(1,323,534)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$24,164,089
Options Written (2)	497,478,234
Futures Contracts - Long Positions (2)	1,846,905,482

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (2)	$352,780,007
Bond Forward Contracts - Purchased (2)	10,260,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	124,081,215
Forward Foreign Currency Exchange Contracts - Sold (3)	375,728,853
Cross Currency Exchange Contracts (4)	1,546,353
Credit Default Swap Agreements - Buy Protection (2)	68,179,769
Credit Default Swap Agreements - Sell Protection (2)	99,682,246
Currency Swap Agreements (2)	963,992
Interest Rate Swap Agreements (2)	1,368,676,853
Total Return Swap Agreements (2)	110,130,179

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount
Securities on Loan	$253,039,754	$(253,039,754)	$—

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
BARC(3)	$212,746	$(265,591)	$(52,845)	$—	$(52,845)
BNP(3)	219,584	(487,797)	(268,213)	—	(268,213)
BNY(3)	—	(258,003)	(258,003)	—	(258,003)
BOA(3)	68,269	(295,714)	(227,445)	227,445	—
CITI(3)	182,560	(977,595)	(795,035)	686,664	(108,371)
DB(3)	549,250	(1,385,839)	(836,589)	836,589	—
GSI(3)	146,534	(203,295)	(56,761)	—	(56,761)
HSBC(3)	10,714	(164,336)	(153,622)	153,622	—
JPM(3)	417,955	(1,180,032)	(762,077)	711,631	(50,446)
ML(4)	—	(4,103)	(4,103)	—	(4,103)
MSI(3)	754,722	(537,087)	217,635	(137,051)	80,584
RBC(3)	689	(15,084)	(14,395)	—	(14,395)
SCB(3)	—	(15,883)	(15,883)	—	(15,883)
SSB(3)	120	(252,408)	(252,288)	252,288	—
UAG(3)	19,174	(447,077)	(427,903)	385,806	(42,097)

	$2,582,317	$(6,489,844)	$(3,907,527)	$3,116,994	$(790,533)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income (4) QMA (Allocation Liquidity)

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $253,039,754:
Unaffiliated investments (cost $9,090,604,214)	$10,999,465,809
Affiliated investments (cost $2,761,178,831)	2,984,930,949
Foreign currency, at value (cost $5,172,276)	5,181,330
Dividends and interest receivable	20,122,777
Tax reclaim receivable	8,087,351
Receivable for investments sold	1,700,728
Unrealized appreciation on OTC forward foreign currency exchange contracts	863,002
Unrealized appreciation on OTC swap agreements	845,552
Premiums paid for OTC swap agreements	602,895
Foreign capital gains tax benefit accrued	154,607
Due from broker-variation margin swaps	59,971
Receivable from affiliate	20,836
Receivable for Portfolio shares sold	992
Prepaid expenses and other assets	358,033

Total Assets	14,022,394,832

LIABILITIES
Payable to broker for collateral for securities on loan	261,843,340
Management fee payable	7,241,312
Due to broker-variation margin futures	6,097,502
Payable for Portfolio shares purchased	4,064,896
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,545,271
Payable to affiliate	3,099,112
Unrealized depreciation on OTC swap agreements	1,515,577
Accrued expenses and other liabilities	1,317,874
Options written outstanding, at value (premiums received $881,283)	634,383
Distribution fee payable	569,041
Premiums received for OTC swap agreements	429,556
Unrealized depreciation on OTC bond forward contracts	365,057
Payable for investments purchased	354,443
Trustees’ fees payable	9,051
Affiliated transfer agent fee payable	478

Total Liabilities	291,086,893

NET ASSETS	$13,731,307,939

Net assets were comprised of:
Partners’ Equity	$13,731,307,939

Net asset value and redemption price per share, $13,731,307,939 / 478,279,006 outstanding shares of beneficial interest	$28.71

STATEMENT OF OPERATIONS. Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,737,418 foreign withholding tax, of which $567,251 is reimbursable by an affiliate)	$152,581,893
Interest income (net of $1,475 foreign withholding tax)	76,531,647
Affiliated dividend income	52,324,565
Income from securities lending, net (including affiliated income of $425,766)	542,106

Total income	281,980,211

EXPENSES
Management fee	84,209,122
Distribution fee	34,021,450
Custodian and accounting fees	1,497,993
Trustees’ fees.	243,041
Professional fees	202,668
Audit fee	86,814
Shareholders’ reports	18,451
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	336,575

Total expenses	120,626,454

NET INVESTMENT INCOME (LOSS)	161,353,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $51,359,671) (net of foreign capital gains taxes $83,825)	1,062,177,143
Futures transactions	50,702,736
Bond forward contract transactions	285,538
Forward and cross currency contract transactions	(10,272,415)
Options written transactions	3,507,939
Swap agreements transactions	(2,752,163)
Foreign currency transactions	(1,299,471)

1,102,349,307

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $84,953,542) (net of change in foreign capital gains taxes $789,428)	659,538,694
Futures	21,859,819
Bond forward contracts.	(365,057)
Forward and cross currency contracts	(14,189,447)
Options written	339,280
Swap agreements	(1,323,534)
Foreign currencies	797,207

666,656,962

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,769,006,269

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,930,360,026

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$161,353,757	$225,957,086
Net realized gain (loss) on investment and foreign currency transactions	1,102,349,307	1,313,634,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	666,656,962	314,259,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,930,360,026	1,853,850,950

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [28,928,003 and 33,737,433 shares, respectively]	723,194,903	796,830,716
Portfolio shares purchased [122,211,415 and 123,072,533 shares, respectively]	(3,069,627,598)	(2,887,957,353)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS .	(2,346,432,695)	(2,091,126,637)

TOTAL INCREASE (DECREASE)	(416,072,669)	(237,275,687)
NET ASSETS:
Beginning of year	14,147,380,608	14,384,656,295

End of year	$13,731,307,939	$14,147,380,608

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$24.75	$21.77	$18.44	$22.57	$19.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31	0.36	0.36	0.24	0.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.65	2.62	2.97	(4.37)	3.05

Total from investment operations	3.96	2.98	3.33	(4.13)	3.23

Net Asset Value, end of year	$28.71	$24.75	$21.77	$18.44	$22.57
Total Return(b)	16.00%	13.69%	18.06%	(18.30)%	16.70%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$13,731	$14,147	$14,385	$10,810	$18,295
Average net assets (in millions)	$13,609	$14,662	$13,110	$13,622	$18,224
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.88%	0.89%	0.89%	0.87%
Expenses before waivers and/or expense reimbursement	0.89%	0.88%	0.89%	0.89%	0.87%
Net investment income (loss)	1.19%	1.54%	1.83%	1.22%	0.83%
Portfolio turnover rate(d)	73%	75%	83%	88%	116%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 91.1%
AFFILIATED MUTUAL FUNDS — 37.3%
Domestic Equity — 6.3%
AST Large-Cap Growth Portfolio*	831,841	$91,876,814
AST Large-Cap Value Portfolio*	547,674	33,424,527
AST Small-Cap Equity Portfolio*	246,862	21,254,809
PGIM Jennison Natural Resources Fund	4,647	343,896
PSF PGIM Jennison Blend Portfolio*	278,807	40,638,922
PSF PGIM Jennison Value Portfolio*	140,307	10,027,769

		197,566,737

Fixed Income — 30.2%
AST PGIM Fixed Income Central Portfolio*	78,332,465	936,072,957
PSF PGIM High Yield Bond Portfolio*	987,229	7,730,006

		943,802,963

International Equity — 0.8%
PGIM Global Real Estate Fund	304,647	6,254,409
PGIM Jennison Emerging Markets
Equity Opportunities Fund	86,620	1,708,147
PGIM Jennison International
Opportunities Fund	550,899	19,138,237

		27,100,793

TOTAL AFFILIATED MUTUAL FUNDS (cost $989,357,642)(wa)		1,168,470,493

COMMON STOCKS — 15.6%
Aerospace & Defense — 0.4%
Airbus SE (France)	5,274	1,224,749
ATI, Inc.*	7,600	872,176
BAE Systems PLC (United Kingdom)	14,394	331,279
Elbit Systems Ltd. (Israel)	207	118,844
General Dynamics Corp.	5,115	1,722,016
General Electric Co.	7,800	2,402,634
Howmet Aerospace, Inc.	6,111	1,252,877
Leonardo SpA (Italy)	3,993	228,402
Lockheed Martin Corp.	300	145,101
MTU Aero Engines AG (Germany)	205	84,978
Northrop Grumman Corp.	2,258	1,287,534
Rheinmetall AG (Germany)	171	311,972
Rolls-Royce Holdings PLC (United Kingdom)	56,840	879,071
RTX Corp.	5,640	1,034,376
Saab AB (Sweden) (Class B Stock)	2,059	119,464
Safran SA (France)	2,267	789,635
Singapore Technologies Engineering Ltd. (Singapore)	69,600	454,773
Thales SA (France)	1,015	273,812
Woodward, Inc.	500	151,160

		13,684,853

Air Freight & Logistics — 0.0%
C.H. Robinson Worldwide, Inc.	900	144,684
Deutsche Post AG (Germany)	10,330	563,250
DSV A/S (Denmark)	120	30,223
FedEx Corp.	1,100	317,746

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	2,800	$277,732

		1,333,635

Automobile Components — 0.0%
Aisin Corp. (Japan)	3,900	73,071
Aptiv PLC*	9,700	738,073
Aumovio SE (Germany)*	2,655	133,313
Bridgestone Corp. (Japan)	2,400	53,998
Cie Generale des Etablissements Michelin SCA (France)	2,214	73,386
Sumitomo Electric Industries Ltd. (Japan)	8,500	342,357

		1,414,198

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	2,597	281,607
Ford Motor Co.	37,800	495,936
General Motors Co.	12,400	1,008,368
Honda Motor Co. Ltd. (Japan)	54,800	537,844
Isuzu Motors Ltd. (Japan)	28,000	437,000
Mercedes-Benz Group AG (Germany)	6,950	481,788
Stellantis NV	10,453	114,468
Subaru Corp. (Japan)	7,200	155,025
Tesla, Inc.*	12,254	5,510,869
Toyota Motor Corp. (Japan)	64,300	1,380,977

		10,403,882

Banks — 1.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	5,570	194,610
AIB Group PLC (Ireland)	83,454	892,152
ANZ Group Holdings Ltd. (Australia)	24,526	592,980
Banco Bilbao Vizcaya Argentaria SA (Spain)	41,934	983,655
Banco Santander SA (Spain)	85,027	1,000,809
Bank Hapoalim BM (Israel)	14,275	322,859
Bank Leumi Le-Israel BM (Israel)	13,665	301,145
Bank of America Corp.	50,234	2,762,870
Bank of Ireland Group PLC (Ireland)	6,285	120,203
Bankinter SA (Spain)	3,024	50,123
Barclays PLC (United Kingdom)	258,197	1,652,752
BNP Paribas SA (France)	16,322	1,544,176
BOC Hong Kong Holdings Ltd. (China)	58,500	296,887
BPER Banca SpA (Italy)	2,548	34,430
CaixaBank SA (Spain)	84,572	1,033,988
Chiba Bank Ltd. (The) (Japan)	2,600	29,017
Citigroup, Inc.	15,962	1,862,606
Commerzbank AG (Germany)	976	41,192
Commonwealth Bank of Australia (Australia)	6,735	718,888
Credit Agricole SA (France)	11,306	232,766
Danske Bank A/S (Denmark)	6,395	319,343
DBS Group Holdings Ltd. (Singapore)	16,030	702,189
Erste Group Bank AG (Austria)	1,175	140,894
FinecoBank Banca Fineco SpA (Italy)	5,796	150,172
HSBC Holdings PLC (United Kingdom)	159,570	2,510,984

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.	7,200	$124,920
ING Groep NV (Netherlands)	55,476	1,559,332
Intesa Sanpaolo SpA (Italy)	63,275	437,237
JPMorgan Chase & Co.	10,100	3,254,422
KBC Group NV (Belgium)	1,933	251,746
KeyCorp	4,800	99,072
Lloyds Banking Group PLC (United Kingdom)	389,273	514,897
Mitsubishi UFJ Financial Group, Inc. (Japan)	104,400	1,656,940
Mizuho Financial Group, Inc. (Japan)	5,200	189,772
National Australia Bank Ltd. (Australia)	12,217	343,502
NatWest Group PLC (United Kingdom)	92,169	808,532
Nordea Bank Abp (Finland)	35,000	658,499
Oversea-Chinese Banking Corp. Ltd. (Singapore)	18,000	276,538
PNC Financial Services Group, Inc. (The)	4,900	1,022,777
Regions Financial Corp.(a)	21,400	579,940
Resona Holdings, Inc. (Japan)	24,400	232,232
Sberbank of Russia PJSC (Russia)*^	61,896	—
Societe Generale SA (France)	7,039	566,668
Standard Chartered PLC (United Kingdom)	20,729	505,797
Sumitomo Mitsui Financial Group, Inc. (Japan)	38,800	1,247,863
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,687	24,440
Swedbank AB (Sweden) (Class A Stock)	12,012	416,757
Truist Financial Corp.	3,100	152,551
U.S. Bancorp	12,514	667,747
UniCredit SpA (Italy)	10,307	853,695
Wells Fargo & Co.	37,184	3,465,549
Westpac Banking Corp. (Australia)	13,099	336,140

		38,739,255

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	7,112	456,456
Asahi Group Holdings Ltd. (Japan)	16,700	175,046
Coca-Cola Co. (The)	12,708	888,416
Coca-Cola Consolidated, Inc.	700	107,310
Coca-Cola Europacific Partners PLC (United Kingdom)	3,701	335,681
Coca-Cola HBC AG (Italy)*	1,526	78,945
Diageo PLC (United Kingdom)	6,931	149,349
Heineken Holding NV (Netherlands)	352	25,776
Kirin Holdings Co. Ltd. (Japan)	10,500	157,175
Monster Beverage Corp.*	12,800	981,376
PepsiCo, Inc.	4,372	627,469

		3,982,999

Biotechnology — 0.3%
AbbVie, Inc.(a)	12,161	2,778,667
Amgen, Inc.	3,300	1,080,123
Argenx SE (Netherlands)*	727	613,256
Biogen, Inc.*	2,200	387,178

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
CSL Ltd. (Australia)	3,384	$389,436
Exelixis, Inc.*	2,700	118,341
Gilead Sciences, Inc.(a)	12,000	1,472,880
Grifols SA (Spain)	3,264	40,799
Incyte Corp.*	3,600	355,572
Neurocrine Biosciences, Inc.*	1,700	241,111
Regeneron Pharmaceuticals, Inc	991	764,923
Swedish Orphan Biovitrum AB (Sweden)*	745	26,736
United Therapeutics Corp.*	200	97,450
Vertex Pharmaceuticals, Inc.*	626	283,803

		8,650,275

Broadline Retail — 0.4%
Amazon.com, Inc.*	47,464	10,955,640
eBay, Inc.	5,600	487,760
Macy’s, Inc.	27,300	601,965
Next PLC (United Kingdom)	2,513	462,644
Pan Pacific International Holdings Corp. (Japan)	15,000	89,353
Prosus NV (China)*	8,571	530,708
Sea Ltd. (Singapore), ADR*	2,000	255,140

		13,383,210

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	3,983	153,867
Carrier Global Corp.	21,318	1,126,443
Cie de Saint-Gobain SA (France)	4,261	433,309
Johnson Controls International PLC	2,800	335,300
Masco Corp.	2,400	152,304
Owens Corning	4,500	503,595
ROCKWOOL A/S (Denmark) (Class B Stock)	4,405	154,765
Trane Technologies PLC	1,222	475,602

		3,335,185

Capital Markets — 0.6%
3i Group PLC (United Kingdom)	6,861	300,847
Ameriprise Financial, Inc.	503	246,641
Amundi SA (France), 144A	4,316	356,716
Ares Management Corp. (Class A Stock)	1,206	194,926
Bank of New York Mellon Corp. (The)	15,194	1,763,871
Blackrock, Inc.	142	151,988
Blackstone, Inc.	5,939	915,437
Charles Schwab Corp. (The)	15,911	1,589,668
CME Group, Inc.	819	223,652
Daiwa Securities Group, Inc. (Japan)	6,200	54,335
Deutsche Bank AG (Germany)	15,261	588,146
Franklin Resources, Inc.	14,400	344,016
Futu Holdings Ltd. (Hong Kong), ADR*	800	131,368
Goldman Sachs Group, Inc. (The)	880	773,520
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,400	177,893
Intercontinental Exchange, Inc.	1,800	291,528
Invesco Ltd.	19,000	499,130
Janus Henderson Group PLC	12,600	599,382

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Japan Exchange Group, Inc. (Japan)	5,000	$53,368
Jefferies Financial Group, Inc.	1,600	99,152
Julius Baer Group Ltd. (Switzerland)	700	54,692
London Stock Exchange Group PLC (United Kingdom)	2,553	307,097
LPL Financial Holdings, Inc.	200	71,434
Macquarie Group Ltd. (Australia)	557	75,267
Morgan Stanley	14,649	2,600,637
Morningstar, Inc.	800	173,848
Nasdaq, Inc.	9,900	961,587
Nomura Holdings, Inc. (Japan)	39,600	329,887
Northern Trust Corp.	4,000	546,360
Partners Group Holding AG (Switzerland)	241	295,703
Raymond James Financial, Inc	5,800	931,422
S&P Global, Inc.	2,000	1,045,180
SBI Holdings, Inc. (Japan)	9,600	206,880
Schroders PLC (United Kingdom)	31,834	174,019
Singapore Exchange Ltd. (Singapore)	21,500	283,025
State Street Corp.	700	90,307
T. Rowe Price Group, Inc.	1,500	153,570
UBS Group AG (Switzerland)	27,145	1,253,410
Virtu Financial, Inc. (Class A Stock)	2,400	79,968

		18,989,877

Chemicals — 0.2%
Air Liquide SA (France)	1,592	299,223
Air Products & Chemicals, Inc.	1,475	364,355
Asahi Kasei Corp. (Japan)	53,400	474,659
Corteva, Inc.(a)	10,300	690,409
Eastman Chemical Co.	1,700	108,511
Ecolab, Inc.	1,600	420,032
Evonik Industries AG (Germany)	3,552	55,433
ICL Group Ltd. (Israel)	7,524	43,265
International Flavors & Fragrances, Inc.	3,500	235,865
LANXESS AG (Germany)	5,279	108,174
Linde PLC	1,400	596,946
LyondellBasell Industries NV (Class A Stock)	6,000	259,800
Mitsubishi Chemical Group Corp. (Japan)	13,200	77,268
Orica Ltd. (Australia)	21,010	339,333
Sherwin-Williams Co. (The)	1,900	615,657
Shin-Etsu Chemical Co. Ltd. (Japan)	8,800	273,338
Yara International ASA (Brazil)	8,338	341,208

		5,303,476

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	23,466	358,333
Dai Nippon Printing Co. Ltd. (Japan)	9,600	165,254
RB Global, Inc. (Canada)	4,000	411,480
Republic Services, Inc.	584	123,767
Rollins, Inc.	3,600	216,072
Securitas AB (Sweden) (Class B Stock)	10,845	172,470
TOPPAN Holdings, Inc. (Japan)	7,000	208,087
Veralto Corp.	1,900	189,582

		1,845,045

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 0.1%
Arista Networks, Inc.*	4,800	$628,944
Ciena Corp.*	4,200	982,254
Cisco Systems, Inc.	11,100	855,033
Nokia OYJ (Finland)	42,311	272,782
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	40,400	393,175

		3,132,188

Construction & Engineering — 0.1%
ACS Actividades de Construccion y
Servicios SA (Spain)	3,358	333,333
Bouygues SA (France)	5,103	265,281
Eiffage SA (France)	2,199	315,071
Ferrovial SE	925	59,931
HOCHTIEF AG (Germany)	720	281,867
Kajima Corp. (Japan)	7,400	275,928
MasTec, Inc.*	500	108,685
Quanta Services, Inc.	300	126,618
Skanska AB (Sweden) (Class B Stock)	4,984	135,806
Taisei Corp. (Japan)	3,400	322,221
Vinci SA (France)	4,321	607,892

		2,832,633

Construction Materials — 0.1%
CRH PLC	4,349	540,413
Heidelberg Materials AG (Germany)	289	74,925
Holcim AG*	3,168	308,406
Martin Marietta Materials, Inc	400	249,064
Vulcan Materials Co.(a)	2,079	592,973

		1,765,781

Consumer Finance — 0.1%
Ally Financial, Inc.	6,800	307,972
American Express Co.	6,209	2,297,020
Capital One Financial Corp.	7,290	1,766,804

		4,371,796

Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	2,916	48,655
Coles Group Ltd. (Australia)	10,882	155,539
Costco Wholesale Corp.	2,100	1,810,914
Dollar General Corp.	4,100	544,357
Endeavour Group Ltd. (Australia)	26,163	63,789
J Sainsbury PLC (United Kingdom)	5,940	26,024
Koninklijke Ahold Delhaize NV (Netherlands)	13,875	568,971
Kroger Co. (The)(a)	12,400	774,752
Marks & Spencer Group PLC (United Kingdom)	13,601	60,525
MatsukiyoCocokara & Co. (Japan)	11,600	200,838
Sysco Corp.	3,500	257,915
Target Corp.	900	87,975
Tesco PLC (United Kingdom)	150,828	896,948
Tsuruha Holdings, Inc. (Japan)	5,600	102,891
US Foods Holding Corp.*	5,500	414,260
Walmart, Inc.	22,773	2,537,140

		8,551,493

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging — 0.0%
Ball Corp.	1,700	$90,049
Packaging Corp. of America	632	130,337
Smurfit WestRock PLC	2,400	92,808

		313,194

Distributors — 0.0%
D’ieteren Group (Belgium)	277	49,894
LKQ Corp.	4,200	126,840

		176,734

Diversified Consumer Services — 0.0%
ADT, Inc.	73,800	595,565
Pearson PLC (United Kingdom)	8,272	116,958

		712,523

Diversified REITs — 0.0%
Covivio SA (France)	2,501	166,018
GPT Group (The) (Australia)	32,810	118,397
Mirvac Group (Australia)	121,521	165,643
Stockland (Australia)	85,058	324,302

		774,360

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	24,200	601,128
Deutsche Telekom AG (Germany)	41,852	1,362,327
Elisa OYJ (Finland)	2,576	114,158
HKT Trust & HKT Ltd. (Hong Kong), UTS	38,000	56,269
Koninklijke KPN NV (Netherlands)	62,248	290,867
Singapore Telecommunications Ltd.
(Singapore)	16,800	59,438
Telia Co. AB (Sweden)	47,291	202,120
Telstra Group Ltd. (Australia)	161,783	524,915
Verizon Communications, Inc.	39,486	1,608,265

		4,819,487

Electric Utilities — 0.3%
Acciona SA (Spain)	247	53,757
American Electric Power Co., Inc.(a)	9,600	1,106,976
Chubu Electric Power Co., Inc. (Japan)	4,900	75,492
Constellation Energy Corp.	1,300	459,251
Edison International	1,600	96,032
Endesa SA (Spain)	4,796	172,563
Enel SpA (Italy)	139,697	1,452,477
Entergy Corp.	2,857	264,072
FirstEnergy Corp.(a)	15,500	693,935
Iberdrola SA (Spain)	24,838	537,827
Kansai Electric Power Co., Inc. (The) (Japan)	9,100	142,913
NextEra Energy, Inc.(a)	16,729	1,343,004
NRG Energy, Inc.	3,500	557,340
Origin Energy Ltd. (Australia)	9,152	69,889
Southern Co. (The)	12,209	1,064,625
Terna - Rete Elettrica Nazionale (Italy)	22,279	237,020
Xcel Energy, Inc.	3,346	247,136

		8,574,309

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	18,420	$1,357,877
Eaton Corp. PLC	4,037	1,285,825
Fujikura Ltd. (Japan)	2,800	310,507
GE Vernova, Inc.	2,000	1,307,140
Legrand SA (France)	1,992	296,136
Mitsubishi Electric Corp. (Japan)	15,900	463,594
NIDEC Corp. (Japan)	2,200	29,872
nVent Electric PLC	6,400	652,608
Prysmian SpA (Italy)	2,043	203,804
Rockwell Automation, Inc.	1,400	544,698
Schneider Electric SE	2,134	583,810
Siemens Energy AG (Germany)*	5,238	734,832
Vertiv Holdings Co. (Class A Stock)	2,400	388,824
Vestas Wind Systems A/S (Denmark)	8,455	228,684

		8,388,211

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	6,121	827,192
CDW Corp.	600	81,720
Coherent Corp.*	700	129,199
Corning, Inc.	10,815	946,961
Halma PLC (United Kingdom)	11,303	536,496
Keyence Corp. (Japan)	200	72,345
Keysight Technologies, Inc.*	1,400	284,466
Kyocera Corp. (Japan)	20,100	281,776
Murata Manufacturing Co. Ltd. (Japan)	17,400	359,622
TDK Corp. (Japan)	6,400	90,546
Vontier Corp.	8,700	323,466
Zebra Technologies Corp. (Class A Stock)*	1,400	339,948

		4,273,737

Energy Equipment & Services — 0.0%
Baker Hughes Co.	17,768	809,155
TechnipFMC PLC (United Kingdom)	9,600	427,776
Tenaris SA	1,890	36,469

		1,273,400

Entertainment — 0.2%
Netflix, Inc.*	20,300	1,903,328
Nexon Co. Ltd. (Japan)	10,500	256,478
Nintendo Co. Ltd. (Japan)	4,100	276,810
Roku, Inc.*	1,800	195,282
Spotify Technology SA*	600	348,426
Take-Two Interactive Software, Inc.*	500	128,015
Walt Disney Co. (The)	21,969	2,499,413
Warner Bros Discovery, Inc.*	13,500	389,070

		5,996,822

Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	12,811	290,893
Berkshire Hathaway, Inc. (Class B Stock)*	7,100	3,568,815
Edenred SE (France)	3,322	73,436
Fidelity National Information Services, Inc.	14,072	935,225
Fiserv, Inc.*	3,700	248,529
Global Payments, Inc.	1,800	139,320

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Industrivarden AB (Sweden) (Class A Stock)	724	$32,434
Investor AB (Sweden) (Class B Stock)	21,830	777,925
M&G PLC (United Kingdom)	16,529	63,634
Mastercard, Inc. (Class A Stock)	7,063	4,032,126
ORIX Corp. (Japan)	15,800	462,107
PayPal Holdings, Inc.	7,700	449,526
Poste Italiane SpA (Italy), 144A	7,751	194,580
Visa, Inc. (Class A Stock)	5,500	1,928,905

		13,197,455

Food Products — 0.2%
Bunge Global SA	1,700	151,436
Conagra Brands, Inc.	43,100	746,061
Danone SA (France)	4,821	434,850
General Mills, Inc.	10,500	488,250
Ingredion, Inc.	1,900	209,494
J.M. Smucker Co. (The)	1,800	176,058
Magnum Ice Cream Co. NV (The) (Netherlands) (XAMS)*	1,243	19,890
Magnum Ice Cream Co. NV (The) (Netherlands) (BATE)*	2,241	35,569
Mondelez International, Inc. (Class A Stock)	9,389	505,410
Mowi ASA (Norway)	2,750	66,151
Nestle SA	16,358	1,623,681
WH Group Ltd. (Hong Kong), 144A	332,500	370,410
Yamazaki Baking Co. Ltd. (Japan)	9,600	201,427

		5,028,687

Gas Utilities — 0.1%
National Fuel Gas Co.	5,700	456,342
Naturgy Energy Group SA (Spain)	14,544	442,841
Osaka Gas Co. Ltd. (Japan)	11,300	392,640
Snam SpA (Italy)	41,846	278,061
Tokyo Gas Co. Ltd. (Japan)	2,900	114,969

		1,684,853

Ground Transportation — 0.1%
Central Japan Railway Co. (Japan)	900	24,930
CSX Corp.	28,100	1,018,625
Norfolk Southern Corp.	520	150,134
Uber Technologies, Inc.*	14,400	1,176,624
Union Pacific Corp.	3,234	748,089

		3,118,402

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	3,764	471,591
Becton, Dickinson & Co.	1,624	315,170
Boston Scientific Corp.*	8,200	781,870
Coloplast A/S (Denmark) (Class B Stock)	540	46,297
Edwards Lifesciences Corp.*	9,795	835,024
EssilorLuxottica SA (France)	2,112	667,810
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	11,744	255,161
Getinge AB (Sweden) (Class B Stock)	3,060	72,246
Hoya Corp. (Japan)	4,700	712,847

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	1,100	$744,183
Insulet Corp.*	500	142,120
Intuitive Surgical, Inc.*	2,700	1,529,172
Medtronic PLC	13,028	1,251,470
Siemens Healthineers AG (Germany), 144A	679	35,591
Smith & Nephew PLC (United Kingdom)	8,731	145,205
STERIS PLC	3,200	811,264
Stryker Corp.	1,585	557,080
Terumo Corp. (Japan)	3,500	50,873

		9,424,974

Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	4,600	945,300
Cencora, Inc.	430	145,233
Centene Corp.*	15,000	617,250
Cigna Group (The)	2,335	642,662
CVS Health Corp.	17,939	1,423,639
Fresenius Medical Care AG (Germany)	6,565	313,581
Fresenius SE & Co. KGaA (Germany)	5,676	325,188
HCA Healthcare, Inc.	200	93,372
McKesson Corp.	700	574,203
Quest Diagnostics, Inc.	628	108,977
Sonic Healthcare Ltd. (Australia)	20,767	312,688
UnitedHealth Group, Inc.	4,737	1,563,731

		7,065,824

Health Care REITs — 0.0%
Healthpeak Properties, Inc.(a)	44,500	715,560
Ventas, Inc.	5,352	414,138

		1,129,698

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	33,600	595,728
Hotels, Restaurants & Leisure — 0.3%
Amadeus IT Group SA (Spain)	2,079	153,869
Aramark	16,300	600,818
Aristocrat Leisure Ltd. (Australia)	4,359	168,756
Booking Holdings, Inc.	320	1,713,706
Chipotle Mexican Grill, Inc.*	10,993	406,741
Compass Group PLC (United Kingdom)	6,362	201,580
Darden Restaurants, Inc.	400	73,608
DoorDash, Inc. (Class A Stock)*	915	207,229
Expedia Group, Inc.	1,700	481,627
FDJ UNITED (France)	1,044	28,899
Galaxy Entertainment Group Ltd. (Macau)	39,000	192,302
InterContinental Hotels Group PLC (United Kingdom)	209	29,371
Lottery Corp. Ltd. (The) (Australia)	23,100	79,371
Marriott International, Inc. (Class A Stock)	707	219,340
McDonald’s Corp.	5,623	1,718,557
Sodexo SA (France)	1,595	81,721
Viking Holdings Ltd.*	11,100	792,651

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	4,608	$697,098

		7,847,244

Household Durables — 0.1%
Cairn Homes PLC (Ireland)	78,921	191,999
Panasonic Holdings Corp. (Japan)	18,700	242,427
PulteGroup, Inc.	3,700	433,862
Sony Group Corp. (Japan)	46,400	1,190,206

		2,058,494

Household Products — 0.1%
Colgate-Palmolive Co.	10,600	837,612
Essity AB (Sweden) (Class B Stock)	4,696	135,016
Henkel AG & Co. KGaA (Germany)	635	48,327
Procter & Gamble Co. (The)	7,803	1,118,248
Reckitt Benckiser Group PLC (United Kingdom)	7,072	572,262

		2,711,465

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	7,800	111,852
RWE AG (Germany)	5,664	300,118

		411,970

Industrial Conglomerates — 0.1%
3M Co.	3,401	544,500
CK Hutchison Holdings Ltd. (United Kingdom)	44,000	299,132
Hikari Tsushin, Inc. (Japan)	100	28,020
Hitachi Ltd. (Japan)	35,000	1,097,655
Honeywell International, Inc.	2,900	565,761
Sekisui Chemical Co. Ltd. (Japan)	6,500	109,312
Siemens AG (Germany)	5,582	1,563,388
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	10,500	84,644

		4,292,412

Industrial REITs — 0.1%
Prologis, Inc.	13,506	1,724,176
Segro PLC (United Kingdom)	21,626	209,515

		1,933,691

Insurance — 0.5%
Admiral Group PLC (United Kingdom)	2,296	98,218
Aegon Ltd.	35,048	272,544
AIA Group Ltd. (Hong Kong)	65,800	677,286
Allianz SE (Germany)	1,792	828,580
Allstate Corp. (The)	4,500	936,675
American International Group, Inc.	13,400	1,146,370
Arthur J. Gallagher & Co.(a)	3,567	923,104
ASR Nederland NV (Netherlands)	6,729	478,774
Assurant, Inc.	1,500	361,275
AXA SA (France)	30,735	1,474,698
Axis Capital Holdings Ltd.	800	85,672
Chubb Ltd.	3,708	1,157,341
Dai-ichi Life Holdings, Inc. (Japan)	29,800	247,655
Marsh & McLennan Cos., Inc.	4,000	742,080
MetLife, Inc.	13,700	1,081,478

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
MS&AD Insurance Group Holdings, Inc. (Japan)	19,700	$462,498
Muenchener
Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,195	786,413
NN Group NV (Netherlands)	6,847	528,209
Phoenix Financial Ltd. (Israel)	3,468	143,433
Phoenix Group Holdings PLC (United Kingdom)	19,056	188,651
Progressive Corp. (The)	2,627	598,221
Prudential PLC (Hong Kong)	37,197	572,204
QBE Insurance Group Ltd. (Australia)	50,993	675,119
Sompo Holdings, Inc. (Japan)	11,000	373,364
Swiss Re AG	1,084	180,583
Talanx AG (Germany)	3,047	404,760
Tokio Marine Holdings, Inc. (Japan)	5,800	214,404
Travelers Cos., Inc. (The)	1,572	455,974
Unipol Assicurazioni SpA (Italy)	15,335	367,912
Zurich Insurance Group AG (Switzerland)	387	292,844

		16,756,339

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)	30,991	9,700,183
Alphabet, Inc. (Class C Stock)	22,890	7,182,882
Auto Trader Group PLC (United
Kingdom), 144A	8,943	70,554
CAR Group Ltd. (Australia)	1,845	37,788
Diamond Sports Group LLC*(x)	17,132	28,559
LY Corp. (Japan)	73,400	195,314
Meta Platforms, Inc. (Class A Stock)	12,276	8,103,265
Scout24 SE (Germany), 144A	1,442	144,834

		25,463,379

IT Services — 0.2%
Accenture PLC (Class A Stock)	4,475	1,200,643
Capgemini SE (France)	2,568	426,412
Cognizant Technology Solutions Corp. (Class A Stock)	13,700	1,137,100
Fujitsu Ltd. (Japan)	11,500	316,054
International Business Machines Corp.	1,962	581,164
MongoDB, Inc.*	2,000	839,380
NEC Corp. (Japan)	18,400	622,573
Nomura Research Institute Ltd. (Japan)	3,100	117,969
Obic Co. Ltd. (Japan)	6,000	188,332
Otsuka Corp. (Japan)	15,400	317,326
Snowflake, Inc.*	400	87,744
TIS, Inc. (Japan)	4,000	134,382

		5,969,079

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,700	125,096
Brunswick Corp.	1,900	141,056
Hasbro, Inc.	1,400	114,800
Shimano, Inc. (Japan)	1,000	104,571

		485,523

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.1%
Danaher Corp.	5,193	$1,188,782
Eurofins Scientific SE (Luxembourg)	962	70,350
Lonza Group AG (Switzerland)	656	442,288
Medpace Holdings, Inc.*	200	112,330
QIAGEN NV	3,926	178,542
Thermo Fisher Scientific, Inc.	2,000	1,158,900
West Pharmaceutical Services, Inc.	1,500	412,710

		3,563,902

Machinery — 0.3%
Alstom SA (France)*	15,584	459,758
Atlas Copco AB (Sweden) (Class A Stock)	2,840	50,559
Atlas Copco AB (Sweden) (Class B Stock)	9,591	153,329
Caterpillar, Inc.	3,000	1,718,610
Crane Co.	3,900	719,277
Cummins, Inc.	1,000	510,450
Daifuku Co. Ltd. (Japan)	3,800	119,608
Daimler Truck Holding AG (Germany)	2,630	113,912
Deere & Co.	2,476	1,152,751
Dover Corp.	2,309	450,809
Epiroc AB (Sweden) (Class B Stock)	2,346	47,198
FANUC Corp. (Japan)	8,100	315,218
GEA Group AG (Germany)	775	52,376
IHI Corp. (Japan)	1,900	33,403
Komatsu Ltd. (Japan)	3,400	107,891
Kone OYJ (Finland) (Class B Stock)	2,196	155,571
Lincoln Electric Holdings, Inc.	1,500	359,460
Makita Corp. (Japan)	1,600	48,494
Metso OYJ (Finland)	3,675	63,942
MINEBEA MITSUMI, Inc. (Japan)	15,800	317,921
Mitsubishi Heavy Industries Ltd. (Japan)	23,100	563,927
Parker-Hannifin Corp.	1,600	1,406,336
Sandvik AB (Sweden)	18,438	595,568
Schindler Holding AG (Switzerland)	144	50,953
SMC Corp. (Japan)	700	242,201
Techtronic Industries Co. Ltd. (Hong Kong)	2,500	28,758
Wartsila OYJ Abp (Finland)	12,259	434,025
Xylem, Inc.	1,200	163,416
Yangzijiang Shipbuilding Holdings Ltd. (China)	70,500	190,455

		10,626,176

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	17	38,994
AP Moller - Maersk A/S (Class B Stock)	32	73,426
Kawasaki Kisen Kaisha Ltd. (Japan)	10,000	139,202
Kirby Corp.*	5,300	583,954
Mitsui OSK Lines Ltd. (Japan)	4,900	147,316
Nippon Yusen KK (Japan)	8,200	265,611
SITC International Holdings Co. Ltd. (China)	62,000	221,860

		1,470,363

	Shares	Value

COMMON STOCKS (continued)
Media — 0.1%
Comcast Corp. (Class A Stock)	45,564	$1,361,908
Publicis Groupe SA (France)	2,418	251,104
WPP PLC (United Kingdom)	47,893	215,146

		1,828,158

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	2,844	117,635
Antofagasta PLC (Chile)	2,548	111,922
ArcelorMittal SA (Luxembourg)	3,115	143,039
BHP Group Ltd. (Australia)	34,356	1,036,834
Boliden AB (Sweden)*	6,926	383,675
Endeavour Mining PLC (Ivory Coast)	1,188	62,070
Evolution Mining Ltd. (Australia)	34,898	292,052
Fortescue Ltd. (Australia)	22,443	328,173
Freeport-McMoRan, Inc.	11,900	604,401
Fresnillo PLC (Mexico)	11,360	506,548
Glencore PLC (Australia)*	77,917	425,946
JFE Holdings, Inc. (Japan)	8,300	105,816
JX Advanced Metals Corp. (Japan)	10,000	125,011
Newmont Corp.	5,600	559,160
Nippon Steel Corp. (Japan)	34,500	141,176
Norsk Hydro ASA (Norway)	4,111	31,734
Northern Star Resources Ltd. (Australia)	10,798	190,019
Nucor Corp.	5,400	880,794
Rio Tinto Ltd. (Australia)	2,284	222,817
Rio Tinto PLC (Australia)	9,008	725,604
South32 Ltd. (Australia)	15,081	35,698
Valterra Platinum Ltd. (South Africa)	326	27,207

		7,057,331

Multi-Utilities — 0.1%
Ameren Corp.	2,900	289,594
CMS Energy Corp.	6,184	432,447
Dominion Energy, Inc.	5,074	297,286
E.ON SE (Germany)	35,692	675,825
Engie SA (France)	17,807	467,779
National Grid PLC (United Kingdom)	21,355	327,553
NiSource, Inc.	3,500	146,160
Public Service Enterprise Group, Inc.	857	68,817
Sempra	5,000	441,450
Veolia Environnement SA (France)	695	24,184

		3,171,095

Office REITs — 0.0%
Gecina SA (France)	1,378	130,872

Oil, Gas & Consumable Fuels — 0.5%
BP PLC	87,600	510,880
Cenovus Energy, Inc. (Canada)	21,987	371,963
Cheniere Energy, Inc.	2,400	466,536
Chevron Corp.	10,841	1,652,277
ConocoPhillips	19,057	1,783,926
Devon Energy Corp.	8,500	311,355
ENEOS Holdings, Inc. (Japan)	44,700	316,257
Eni SpA (Italy)	4,752	90,079
EOG Resources, Inc.	8,841	928,393
Equinor ASA (Norway)	4,734	111,636
Exxon Mobil Corp.	25,300	3,044,602

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Galp Energia SGPS SA (Portugal)	11,603	$199,808
HF Sinclair Corp.	8,100	373,248
Idemitsu Kosan Co. Ltd. (Japan)	10,200	77,227
Inpex Corp. (Japan)	6,300	126,003
LUKOIL PJSC (Russia)*^	3,042	—
Phillips 66	3,000	387,120
Repsol SA (Spain)	8,061	150,406
Shell PLC	54,987	2,026,395
TotalEnergies SE (France)	10,145	661,434
Williams Cos., Inc. (The)	2,900	174,319
Woodside Energy Group Ltd. (Australia)	12,298	191,758

		13,955,622

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	3,300	62,673
Delta Air Lines, Inc.	2,600	180,440
Deutsche Lufthansa AG (Germany)	6,721	66,027
International Consolidated Airlines Group SA (United Kingdom)	53,384	296,410
Qantas Airways Ltd. (Australia)	67,172	464,070
Ryanair Holdings PLC (Italy)	10,449	360,256

		1,429,876

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,600	167,552
Kao Corp. (Japan)	1,800	71,841
L’Oreal SA (France)	623	267,464
Shiseido Co. Ltd. (Japan)	3,100	45,114
Unilever PLC (United Kingdom) (XLON)	9,962	650,889
Unilever PLC (United Kingdom) (XAMS)	5,526	361,564

		1,564,424

Pharmaceuticals — 0.7%
Astellas Pharma, Inc. (Japan)	29,400	391,300
AstraZeneca PLC (United Kingdom)	10,011	1,852,629
Bayer AG (Germany)	10,634	461,258
Bristol-Myers Squibb Co	11,346	612,003
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	104,923
Eli Lilly & Co.	4,650	4,997,262
Galderma Group AG (Switzerland)	2,760	562,027
GSK PLC	24,970	612,195
Hikma Pharmaceuticals PLC (United Kingdom)	1,394	29,061
Johnson & Johnson	11,270	2,332,327
Merck & Co., Inc.	8,563	901,341
Novartis AG	15,607	2,150,582
Novo Nordisk A/S (Denmark) (Class B Stock)	20,857	1,057,835
Orion OYJ (Finland) (Class B Stock)	693	51,703
Otsuka Holdings Co. Ltd. (Japan)	1,000	56,559
Perrigo Co. PLC	10,800	150,336
Pfizer, Inc.	42,400	1,055,760
Roche Holding AG	4,739	1,957,066

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Sandoz Group AG (Switzerland)	4,126	$299,573
Sanofi SA	10,585	1,024,154
Shionogi & Co. Ltd. (Japan)	8,800	159,279
Takeda Pharmaceutical Co. Ltd. (Japan)	1,200	37,278
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,800	118,598
UCB SA (Belgium)	1,029	286,707
Zoetis, Inc.	3,800	478,116

		21,739,872

Professional Services — 0.1%
Automatic Data Processing, Inc	900	231,507
Clarivate PLC*(a)	135,700	453,238
Computershare Ltd. (Australia)	8,855	200,686
Concentrix Corp.	11,700	486,486
Jacobs Solutions, Inc.	1,800	238,428
KBR, Inc.	2,000	80,400
ManpowerGroup, Inc.	9,600	285,408
Recruit Holdings Co. Ltd. (Japan)	7,200	404,580
RELX PLC (United Kingdom)	1,964	79,123
SGS SA (Switzerland)	567	64,835
Teleperformance SE (France)	1,635	118,325

		2,643,016

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	1,200	192,948
Daito Trust Construction Co. Ltd. (Japan)	18,300	348,468
Daiwa House Industry Co. Ltd. (Japan)	6,100	202,635
Jones Lang LaSalle, Inc.*	2,500	841,175
LEG Immobilien SE (Germany)	2,577	187,956
Vonovia SE (Germany)	11,245	323,624

		2,096,806

Residential REITs — 0.0%
AvalonBay Communities, Inc.	482	87,391
Camden Property Trust	1,500	165,120

		252,511

Retail REITs — 0.0%
Klepierre SA (France)	4,313	170,645
Realty Income Corp.	3,400	191,658
Scentre Group (Australia)	100,387	280,621
Unibail-Rodamco-Westfield (France)	1,265	137,565
Vicinity Ltd. (Australia)	118,794	202,247

		982,736

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	8,800	1,884,608
Advantest Corp. (Japan)	5,100	644,884
Analog Devices, Inc.	6,065	1,644,828
Applied Materials, Inc.	1,400	359,786
ASML Holding NV (Netherlands)	2,638	2,842,498
Broadcom, Inc.	24,380	8,437,918
Infineon Technologies AG (Germany)	6,123	267,152
Intel Corp.*	34,900	1,287,810
Kioxia Holdings Corp. (Japan)*	5,900	392,675

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
KLA Corp.	500	$607,540
Lam Research Corp.	10,659	1,824,608
Lasertec Corp. (Japan)	100	19,054
Marvell Technology, Inc.	4,100	348,418
Micron Technology, Inc.	6,200	1,769,542
Nova Ltd. (Israel)*	202	67,527
NVIDIA Corp.	124,329	23,187,359
NXP Semiconductors NV (Netherlands)	4,428	961,142
QUALCOMM, Inc.	1,000	171,050
Renesas Electronics Corp. (Japan)*	30,100	412,275
SCREEN Holdings Co. Ltd. (Japan)	1,200	116,885
STMicroelectronics NV (Singapore)	8,275	216,268
Teradyne, Inc.	1,000	193,560
Texas Instruments, Inc.	2,424	420,540
Tokyo Electron Ltd. (Japan)	900	200,455

		48,278,382

Software — 1.1%
Adobe, Inc.*	2,900	1,014,971
AppLovin Corp. (Class A Stock)*	900	606,438
Atlassian Corp. (Class A Stock)*	2,200	356,708
Autodesk, Inc.*	3,200	947,232
Cadence Design Systems, Inc.*	2,600	812,708
Check Point Software Technologies Ltd. (Israel)*(a)	900	167,004
Datadog, Inc. (Class A Stock)*	1,400	190,386
Elastic NV*	7,200	543,168
Fortinet, Inc.*	2,800	222,348
Gen Digital, Inc.	19,700	535,643
Intuit, Inc.	1,879	1,244,687
Microsoft Corp.	41,675	20,154,863
Monday.com Ltd.*	500	73,780
Nice Ltd. (Israel)*	1,306	147,626
Oracle Corp.	8,661	1,688,116
Oracle Corp. (Japan)	400	33,620
Palantir Technologies, Inc. (Class A Stock)*	11,000	1,955,250
Roper Technologies, Inc.	798	355,214
Salesforce, Inc.	4,700	1,245,077
SAP SE (Germany)	4,840	1,175,968
ServiceNow, Inc.*	7,830	1,199,478
Trend Micro, Inc. (Japan)	2,300	95,524

		34,765,809

Specialized REITs — 0.1%
American Tower Corp.	2,129	373,789
Crown Castle, Inc.(a)	5,900	524,333
Digital Realty Trust, Inc.	665	102,882
Public Storage(a)	3,200	830,400

		1,831,404

Specialty Retail — 0.3%
AutoNation, Inc.*	900	185,832
AutoZone, Inc.*	30	101,745
Avolta AG (Switzerland)*	2,090	123,268
Fast Retailing Co. Ltd. (Japan)	600	217,553
Five Below, Inc.*	1,800	339,048

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	4,454	$89,275
Home Depot, Inc. (The)	3,248	1,117,637
Industria de Diseno Textil SA (Spain)	6,942	457,927
JD Sports Fashion PLC (United Kingdom)	192,951	218,707
Kingfisher PLC (United Kingdom)	110,900	466,839
Lowe’s Cos., Inc.(a)	11,560	2,787,810
Penske Automotive Group, Inc.	1,100	174,119
Ross Stores, Inc.	1,700	306,238
TJX Cos., Inc. (The)	10,778	1,655,609
Ulta Beauty, Inc.*	400	242,004

		8,483,611

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	76,016	20,665,710
FUJIFILM Holdings Corp. (Japan)	2,300	48,802
Hewlett Packard Enterprise Co.	12,669	304,309
Logitech International SA (Switzerland)	2,462	249,938
Sandisk Corp.*	1,800	427,284
Seagate Technology Holdings PLC(a)	765	210,673
Western Digital Corp.(a)	6,400	1,102,528

		23,009,244

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	15,800	379,302
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	4,237	913,714
Hermes International SCA (France)	47	116,694
Kering SA (France)	432	150,957
LVMH Moet Hennessy Louis Vuitton SE (France)	1,493	1,125,328
NIKE, Inc. (Class B Stock)	2,489	158,574
On Holding AG (Switzerland) (Class A Stock)*	8,400	390,432
Pandora A/S (Denmark)	1,065	117,774
Tapestry, Inc.	1,800	229,986

		3,582,761

Tobacco — 0.1%
Altria Group, Inc	15,000	864,900
British American Tobacco PLC (United Kingdom)	14,366	814,418
Imperial Brands PLC (United Kingdom)	17,580	738,187
Japan Tobacco, Inc. (Japan)	7,000	251,596
Philip Morris International, Inc.	5,745	921,498

		3,590,599

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	2,300	330,648
Ashtead Group PLC (United Kingdom)	1,940	132,268
Ferguson Enterprises, Inc.	993	220,159
FTAI Aviation Ltd.	1,000	196,850
ITOCHU Corp. (Japan)	44,000	556,020
Marubeni Corp. (Japan)	6,400	178,240
Mitsubishi Corp. (Japan)	44,000	1,006,398
Mitsui & Co. Ltd. (Japan)	17,600	522,673
Sumitomo Corp. (Japan)	12,400	429,195

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Toyota Tsusho Corp. (Japan)	2,600	$87,670
United Rentals, Inc.	287	232,275
WESCO International, Inc.	2,000	489,280

		4,381,676

Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	7,427	119,325

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	12,900	223,269
SoftBank Group Corp. (Japan)	22,800	639,616
Tele2 AB (Sweden) (Class B Stock)	9,879	165,539
Vodafone Group PLC (United Kingdom)	350,060	466,633

		1,495,057

TOTAL COMMON STOCKS (cost $385,788,534)		488,248,403

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	333	35,484
Porsche Automobil Holding SE (Germany) (PRFC)	944	44,043
Volkswagen AG (Germany) (PRFC)	1,178	143,762

		223,289

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,187	341,596

TOTAL PREFERRED STOCKS (cost $529,404)		564,885

UNAFFILIATED EXCHANGE-TRADED FUNDS — 13.5%
Dimensional Core Fixed Income ETF	686,665	29,224,462
Dimensional International Core Equity Market ETF	645,541	24,601,568
Dimensional US Equity Market ETF	2,524,486	187,241,127
iShares Core MSCI EAFE ETF	366	32,742
iShares Core S&P 500 ETF	72,122	49,399,243
iShares JP Morgan USD Emerging Markets Bond ETF	165,122	15,897,946
iShares MSCI EAFE ETF(a)	38,346	3,682,366
iShares Russell 1000 Growth ETF	55,216	26,133,733
iShares Russell 1000 Value ETF	200,043	42,077,045
SPDR Gold MiniShares Trust*	152,259	12,998,351
State Street Health Care Select Sector SPDR ETF	77,088	11,933,222
Vanguard Dividend Appreciation ETF	75,769	16,652,511
Vanguard Intermediate-Term Corporate Bond ETF(a)	16,222	1,358,592
Vanguard Short-Term Corporate Bond ETF(a)	21,524	1,716,109

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $388,384,841)		422,949,017

	Units	Value

WARRANTS* — 0.0%
Interactive Media & Services Diamond Sports Group LLC, expiring 06/30/26(x)	32,045	$—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 8.6%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	309,301
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	50	50,266
Series 2025-04, Class D
5.410%	08/15/31	50	50,435
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	115	115,751
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	364	361,516
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	200	207,295
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	400	401,275
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31	131	131,529
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29	100	101,378
Series 2025-03, Class C
4.680%	09/15/31	82	82,500

			1,811,246

Collateralized Loan Obligations — 8.4%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.170%(c)	07/21/38	1,250	1,254,010
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.214%(c)	01/20/38	500	502,029
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.387%(c)	07/22/37	6,000	6,020,025
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.335%(c)	07/15/37	1,000	1,003,306

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.779%(c)	04/15/32	EUR	3,519	$4,131,940
Series 20A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.279%(c)	10/15/38	EUR	8,750	10,287,549
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.085%(c)	03/31/38		4,050	4,049,248
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.884%(c)	07/20/37		10,000	10,040,623
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.179%(c)	04/15/39	EUR	250	294,295
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	04/20/37		3,500	3,498,788
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,807	3,283,553
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR	10,235	12,010,094
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	8,100	9,555,527
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.748%(c)	01/25/37		7,250	7,263,310
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.949%(c)	08/26/32	EUR	5,514	6,479,290
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.412%(c)	04/17/37		13,000	13,045,922
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
5.634%(c)	01/20/38		6,750	6,771,342
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.305%(c)	04/15/34		2,859	2,860,139
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.324%(c)	10/20/31		380	379,847

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.654%(c)	05/24/38	EUR	7,500	$8,817,511
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	3,750	4,403,272
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.659%(c)	07/15/31	EUR	1,977	2,322,345
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.384%(c)	07/20/38	EUR	500	589,555
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.605%(c)	01/15/38		7,000	7,026,571
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.264%(c)	10/16/37		1,250	1,254,324
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)
5.015%(c)	04/15/34		2,000	1,998,374
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.654%(c)	05/15/37	EUR	12,000	14,135,328
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.173%(c)	10/12/30		422	422,222
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.286%(c)	07/15/31		102	101,995
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.494%(c)	07/20/38	EUR	9,000	10,580,435
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
5.984%(c)	07/20/37		5,000	5,004,429
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.605%(c)	01/15/37		4,000	4,012,306
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.024%(c)	10/20/36		7,250	7,247,781
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.186%(c)	04/15/31		164	164,373

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.399%(c)	01/15/38	EUR	7,000	$8,242,690
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	250	294,468
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
5.996%(c)	07/20/34		806	806,062
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.346%(c)	10/15/34		7,500	7,502,866
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.316%(c)	07/15/31		69	68,898
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.432%(c)	04/17/37		12,500	12,531,262
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.169%(c)	04/15/40	EUR	250	295,596
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
6.634%(c)	01/20/36		6,000	6,013,319
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.614%(c)	02/15/37	EUR	2,000	2,352,593
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.190%(c)	01/26/31		82	81,637
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.866%(c)	01/17/32	EUR	4,046	4,747,925
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.895%(c)	04/25/30	EUR	915	1,072,872
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.115%(c)	04/16/31		129	129,079
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	10/15/38	EUR	8,000	9,421,006

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	01/20/36		2,900	$2,905,105
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.915%(c)	07/25/34	EUR	4,550	5,351,865
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	8,000	9,432,059
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37		7,000	7,003,430
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.614%(c)	03/18/38		6,750	6,775,326
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.286%(c)	01/15/39	EUR	6,500	7,657,790

				263,497,506

Consumer Loans — 0.1%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		160	161,059
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52		313	313,186
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60		105	105,244
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	243,608
Series 2025-02A, Class A, 144A
4.780%	10/20/34		330	332,688
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		230	226,671
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	825,987
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	211,373
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	103,276
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	207,203

				2,730,295

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.024%(c)	03/15/32	GBP	500	677,060

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	05/25/34	19		$18,349
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.346%(c)	03/25/43	10		9,966
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	08/25/33	16		17,067
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	352		353,776
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	57		57,424
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	178		177,852

				634,434

Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	100		100,328
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	150		149,785
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	280		266,844
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	162		157,351
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	76		76,258

				750,566

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.446%(c)	02/25/34	5		4,643
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.574%(c)	10/25/34	11		11,056
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.896%(c)	11/25/34	—	(r)	116
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
5.691%(c)	01/25/35	10		9,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.786%(c)	09/25/34	38	$40,414

			65,784

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	41	40,218
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	78	75,344

			115,562

TOTAL ASSET-BACKED SECURITIES (cost $261,590,320)			270,282,453

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	104	102,561
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	800	837,835
Series 2024-05YR10, Class A3
5.302%	10/15/57	850	875,919
Series 2025-05YR14, Class A3
5.646%	04/15/58	1,260	1,317,681
Series 2025-05YR15, Class A3
5.452%	07/15/58	2,100	2,180,941
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	325	311,377
Series 2024-05C29, Class A3
5.208%	09/15/57	400	411,097
Series 2025-5C34, Class A3
5.659%	05/15/58	790	827,090
Series 2025-5C36, Class A3
5.517%	08/15/58	1,550	1,616,833
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	480	498,761
Series 2024-V10, Class A3
5.277%	09/15/57	650	669,083
Series 2025-V16, Class A3
5.439%(cc)	08/15/58	450	467,634
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.300%(c)	06/15/42	400	399,999
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57	375	391,684
Series 2024-05C6, Class A3
5.316%	09/15/57	950	976,962
Series 2025-5C11, Class A3
5.669%	07/15/58	2,100	2,196,514

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.565%(c)	09/15/38		300	$299,636
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.215%(c)	09/15/38		600	599,271
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.155%(c)	11/15/41	CAD	480	350,309
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		450	427,213
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.373%(c)	10/18/42		200	198,954
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	334,492
CENT,
Series 2025-CITY, Class A, 144A
4.920%(cc)	07/10/40		450	455,473
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		348	346,130
Series 2016-C07, Class A2
3.585%	12/10/54		325	323,062
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		308	303,081
Series 2019-GC41, Class A4
2.620%	08/10/56		375	354,820
Commercial Mortgage Trust,
Series 2018-COR03, Class A2
3.961%	05/10/51		550	545,136
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	114,824
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	281,215
Series 2018-CX12, Class A3
3.959%	08/15/51		265	264,030
Series 2019-C17, Class A4
2.763%	09/15/52		145	137,355
CSTL Commercial Mortgage Trust,
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42		280	278,993
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		301	300,023
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26		2,602	2,839

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K131, Class X1, IO
0.725%(cc)	07/25/31	15,001	$514,137
Series K736, Class X1, IO
1.259%(cc)	07/25/26	80	298
Series K741, Class X1, IO
0.559%(cc)	12/25/27	200	1,868
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	59	56,945
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	181,004
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.364%(c)	03/15/36	150	149,515
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	255	251,454
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51	435	430,552
Series 2019-C16, Class A3
3.344%	04/15/52	375	369,432
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50	316	311,775
Series 2019-C49, Class A3
3.749%	03/15/52	118	118,074
Series 2019-C52, Class A4
2.643%	08/15/52	239	227,489
Series 2024-5C1, Class A3
5.928%	07/15/57	900	942,258
Series 2025-5C5, Class A3
5.590%	07/15/58	1,750	1,827,650

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,574,713)			25,381,278

CORPORATE BONDS — 7.0%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31	820	787,963
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	875	877,021
7.500%	02/01/29	45	46,850

			1,711,834

Agriculture — 0.0%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	100	105,099

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		13	$13,367
5.750%	04/20/29		665	676,304
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		500	502,064
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	839,523

				2,031,258

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	186,377

Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	353,563
3.500%	06/27/31	EUR	700	819,911
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	573,310
4.750%	01/15/43		12	9,491
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		700	660,149
4.950%	05/28/27		200	200,669
5.730%	09/05/30		200	203,171
5.850%	05/17/27		315	319,765
6.800%	05/12/28		575	599,928
7.200%	06/10/30		200	214,133
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	300	354,873
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		620	645,623
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	185,942
4.875%	11/01/27		195	197,474
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	924,262
5.493%(ff)	11/15/30(oo)	EUR	100	121,046

				6,383,310

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	52,193
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	326,304

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		95	$98,662
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		150	153,652
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,100	2,109,151

				2,739,962

Banks — 1.4%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	226,002
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	400	430,395
0.500%	05/25/30	EUR	200	211,230
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	774,507
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	601,694
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	222,728
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	245,020
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	122,024
5.500%(ff)	09/08/29	EUR	100	125,221
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(a)(oo)		200	239,562
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	477,405
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	112,731
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	109,783
3.875%	03/13/35	EUR	100	118,361
4.000%	09/08/27	EUR	300	361,399
4.000%	03/13/32	EUR	100	121,793
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		145	146,962
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		545	491,319
5.162%(ff)	01/24/31		340	351,150
Sub. Notes
3.846%(ff)	03/08/37		58	54,735
5.744%(ff)	02/12/36		510	531,807

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	$245,409
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	200	234,565
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	128,871
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		200	200,660
7.090%(ff)	11/06/29	GBP	100	143,437
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	350,877
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	210,712
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		450	462,314
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	209,801
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	725,616
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	466,716
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	260,826
6.714%(ff)	10/19/29		390	413,381
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	116,199
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	200	246,853
Sr. Non-Preferred Notes, 144A
6.840%(ff)	09/13/34		200	222,889
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	207,545
Sub. Notes, EMTN
4.000%(ff)	03/05/37	EUR	200	235,973
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		400	399,467
5.750%	05/05/26		600	603,118
5.875%	04/30/29		600	631,155
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	603,193
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		470	426,602
3.493%(ff)	10/22/34	EUR	600	691,356
3.980%(ff)	03/20/30		135	133,783
4.412%(ff)	03/31/31		150	149,963
4.503%(ff)	09/11/31		94	94,254
4.542%(ff)	09/19/30		150	151,134

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.174%(ff)	02/13/30		90	$92,373
5.174%(ff)	09/11/36		63	63,661
5.449%(ff)	06/11/35		10	10,344
Sub. Notes
5.827%(ff)	02/13/35		80	83,213
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		900	924,267
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	197,206
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	500	602,591
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	122,699
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	262,536
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
7.250%(ff)	09/23/28(oo)	EUR	200	251,462
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	263,138
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		250	249,570
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		400	415,534
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	124,013
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	329,170
4.950%(ff)	08/04/31		150	151,516
4.999%(ff)	09/11/30		525	532,499
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	700	822,344
Sub. Notes
7.079%(ff)	02/10/34		260	285,384
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	400	474,436
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	950	582,294
Fifth Third Bank NA,
Sr. Unsec’d. Notes
4.967%(ff)	01/28/28		450	454,160
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	467,687
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	703,282
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		385	380,618

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.369%(ff)	10/21/31		320	$319,335
4.692%(ff)	10/23/30		465	471,368
4.939%(ff)	10/21/36		312	309,785
5.049%(ff)	07/23/30		135	138,321
5.207%(ff)	01/28/31		110	113,602
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		220	209,000
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	308,896
3.000%(ff)	07/22/28	GBP	800	1,057,630
5.130%(ff)	11/19/28		200	203,426
5.546%(ff)	03/04/30		210	217,637
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	245,782
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	300	358,312
Sr. Preferred Notes, 144A
6.625%	06/20/33		270	297,108
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32		430	387,917
2.739%(ff)	10/15/30		130	123,325
4.603%(ff)	10/22/30		225	228,114
5.012%(ff)	01/23/30(a)		550	563,999
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	200	241,546
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	203,489
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	137,275
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	279,026
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		10	10,861
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31		516	529,939
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	199,200
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		200	206,000
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		39	41,486
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		48	48,772
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		560	574,598

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		965	$976,445
5.230%(ff)	01/15/31		75	77,312
Sr. Unsec’d. Notes, EMTN
0.000%(c)	04/02/32		200	146,260
Sr. Unsec’d. Notes, GMTN
3.749%(ff)	11/07/36	EUR	600	693,253
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	200,794
5.250%(ff)	04/21/34		55	56,588
5.424%(ff)	07/21/34		49	50,966
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		224	223,298
Sub. Notes
5.948%(ff)	01/19/38		170	179,186
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	560,840
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	253,395
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	892,183
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.125%(ff)	11/10/33(oo)		200	223,750
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	86,528
5.373%(ff)	07/21/36		30	30,896
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	364,515
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		415	419,483
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	470	555,736
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	180,603
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	211,066
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	203,646
5.545%(ff)	01/21/29		210	215,466
7.018%(ff)	02/08/30		200	215,360
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		220	224,596
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	608,905

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36		180	$178,096
5.711%(ff)	01/24/35		35	36,844
5.867%(ff)	06/08/34		55	58,470
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	350	408,465
3.319%	03/05/29	EUR	690	825,400
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	800	962,983
5.678%(ff)	01/23/35		25	26,397
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	219,250
9.250%(ff)	11/13/33(oo)		200	234,500
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	198,918
UniCredit SpA (Italy),
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	121,954
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36		310	309,008
5.150%(ff)	04/23/31		255	263,097
5.211%(ff)	12/03/35		273	278,957
5.244%(ff)	01/24/31		95	98,328
5.499%(ff)	01/23/35		60	62,552
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		295	275,134
5.557%(ff)	07/25/34		36	37,777

				44,361,443

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		160	140,793
5.750%	03/02/63		28	27,348

				168,141

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	247,627
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	889,552
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		600	523,383
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		555	577,530
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		70	73,093

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		875	$879,799
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	604,272

				3,795,256

Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,736
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		860	865,848

				910,584

Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	476,311
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		805	796,985
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,356,388
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		620	560,711
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	481,298
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		280	287,604
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	584,844
4.250%	09/25/30	GBP	300	393,264
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	315,298
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	315,298
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	367,107
5.550%	11/15/35		100	99,458
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		365	383,900
7.250%	06/15/33(a)		160	169,580
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		180	180,550

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	$1,290,039

				8,058,635

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	427,958

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		280	270,981
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		60	61,063
5.667%(ff)	04/25/36		50	52,828
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	49,455
4.950%	01/15/28		145	147,040
5.150%	01/15/30		80	81,442
5.375%	05/30/30		280	287,664
5.750%	03/01/29		365	377,720
5.750%	11/15/29		110	113,960
6.375%	05/04/28		255	265,685
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.914%(ff)	11/14/36		200	199,126
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		300	316,497
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	81,551
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	179,555
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		325	325,233
7.125%	03/15/26		282	283,448
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	445,078
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	640,046
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	564,266
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	506,511
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	197,250

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		325	$329,872

				5,776,271

Electric — 0.7%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		5	5,187
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	226,005
4.250%	06/19/30	EUR	100	117,225
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		202	178,380
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		340	328,184
4.500%	02/15/28		1,155	1,155,628
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	39,968
5.125%	03/15/28		860	860,155
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	347,275
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		200	206,276
5.672%	10/20/35		388	401,556
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		358	375,116
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		747	691,573
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	43,438
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		284	285,869
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		145	144,967
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		2	1,975
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		64	66,592
Sr. Unsec’d. Notes
5.450%	06/15/29		72	73,220
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	229,372

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	$244,473
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	187,217
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	199,322
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	119,760
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		22	22,007
7.125%(ff)	12/01/54		211	221,756
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,559
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,551,563
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		95	94,842
7.625%(ff)	12/15/54		68	71,502
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		45	43,508
5.450%	07/15/44		75	72,373
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	1,053,756
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	375,100
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	528,645
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		65	61,350
5.400%	06/01/33		230	237,374
5.650%	05/09/34		55	57,379
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	98,876
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.156%(c)	07/24/26	EUR	400	466,277
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	112,666
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	359,433
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	220,237

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		40	$41,298
6.750%(ff)	06/15/54		100	106,653
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29		150	143,380
3.625%	02/15/31		720	672,647
3.875%	02/15/32		55	51,394
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	299,539
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	702,525
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	41,772
5.800%	05/15/34		120	124,761
6.000%	08/15/35		185	194,349
6.150%	01/15/33		55	58,378
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	524,803
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	37,496
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		45	42,601
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36		208	209,031
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		70	71,535
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		145	144,187
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	24,126
5.450%	03/01/35		49	49,712
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		23	22,963
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		62	61,373
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		1,090	1,094,384
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	836,287
8.000%(ff)	10/15/26(oo)		2,100	2,145,413
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,432,711

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		270	$284,294
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,799
4.600%	10/15/30		23	22,974
5.250%	10/15/35		55	54,718
5.700%	12/30/34		55	56,609
6.000%	04/15/34		90	94,458
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		465	460,783

				22,328,889

Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,100	1,284,456

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	400	479,876
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	475,723

				955,599

Engineering & Construction — 0.0%
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.282%(s)	06/05/34		207	168,743
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	123,652
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	101,799
4.500%	07/11/35	EUR	100	123,469
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	201,237
5.500%	07/31/47		200	176,188
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	287,203

				1,182,291

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		1,025	983,888
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	440,124
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		350	342,734

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	$299,583
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	46,261
7.125%	02/15/31		330	357,661

				2,470,251

Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		240	251,306

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		70	70,823
5.750%	03/31/34		105	105,394
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		800	782,234
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		625	615,893
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	833	950,797
8.125%	05/14/30	GBP	853	1,067,878
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	450	512,500
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	49,756
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		210	213,114
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	483,430
4.375%	01/31/32		420	400,296
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	102,694
5.650%	05/01/45		20	20,174
5.700%	05/01/55		175	174,786
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	650	490,078
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		625	592,473

				6,632,320

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	36,191

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		135	$140,616
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	37,120
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	628,031

				841,958

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	500	575,337
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	1,168,420
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		300	312,926

				2,056,683

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	92,325
4.625%	06/01/30		1,315	1,279,636
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		300	288,566
3.500%	07/15/51		55	37,359
4.600%	11/15/32		104	103,221
5.250%	06/15/49		5	4,526
5.500%	06/15/47		60	56,735
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		350	345,095
4.375%	01/15/30		425	417,372
4.625%	06/15/28		425	425,657
5.125%	11/01/27		685	684,968
Sr. Sec’d. Notes, 144A
5.500%	11/15/32		150	152,137

				3,887,597

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,315	2,444,521

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		827	827,458
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	50,011
7.250%	10/15/29(a)		1,113	1,135,053

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	$2,077,679
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	597,596
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,688,479
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		795	800,003

				7,176,279

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		220	214,967
6.625%	05/15/32		115	111,184
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	821,130

				1,147,281

Insurance — 0.1%
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		335	347,797
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	280,298
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	424,378
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	442,905
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	399,598

				1,894,976

Internet — 0.1%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		781	826,818
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		216	222,549
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		204	203,844
5.400%	08/15/54		55	51,175
5.500%	11/15/45		145	140,929
5.625%	11/15/55		120	115,370

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29		EUR	100	$123,872
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35			370	367,257
5.350%	09/15/54			15	14,259

					2,066,073

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27		EUR	500	570,715

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29			375	388,166
7.375%	05/01/33			250	259,906
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33			150	153,410
6.000%	12/15/35			150	153,791

					955,273

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32			315	322,550
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28			25	25,442

					347,992

Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26			190	189,016
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37			320	327,578
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32			1,025	1,055,678

					1,572,272

Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28			475	505,350

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29			235	232,369
Sr. Unsec’d. Notes
4.500%	05/01/32	(a)		265	237,871
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31			86	79,030

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.500%	08/15/30			50	$47,105
4.750%	03/01/30			476	455,358
5.000%	02/01/28			90	89,261
5.125%	05/01/27			316	315,641
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29			110	102,929
2.800%	04/01/31			255	229,473
3.500%	06/01/41			120	85,308
3.900%	06/01/52			330	213,066
6.650%	02/01/34			105	110,712
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56			100	56,236
4.800%	05/15/33			85	85,756
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31			200	121,086
4.125%	12/01/30			200	122,981
5.375%	02/01/28			375	272,410
5.500%	04/15/27			1,425	1,220,031
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30			1,550	553,446
5.750%	01/15/30			1,000	367,000
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	(x)		85	75,533
7.375%	07/01/28	(x)		125	120,625
7.750%	07/01/26	(x)		2,610	2,577,543
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	(x)		550	572,335
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31		EUR	200	237,847
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28			705	729,970
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30		GBP	900	1,111,650
5.250%	05/15/29		GBP	690	897,533

					11,320,105

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32		EUR	200	247,911
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31			515	567,736
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27			400	401,000

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29		EUR	100	$109,818
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29			200	206,132
5.634%	04/04/34			265	276,729
6.125%	10/06/28			110	115,167
6.375%	10/06/30			20	21,502
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32			205	217,152
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30			375	389,194

					2,552,341

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29	(oo)	EUR	100	124,157
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30		EUR	500	583,992

					708,149

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30		EUR	100	120,441
4.750%	04/16/29		GBP	300	408,296
5.000%	01/24/29			355	365,760
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37		CAD	400	180,595
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27			300	311,608

					1,386,700

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31			455	417,258
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27			30	38,125
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32			400	413,777
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29	(oo)	EUR	600	704,482
6.125%(ff)	03/18/35	(oo)		200	205,500
6.450%(ff)	12/01/33	(oo)		180	190,800
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28			75	77,349

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.625%	11/01/30			275	$287,974
8.750%	07/01/31	(a)		25	25,951
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62			30	21,824
5.550%	03/15/54			40	38,567
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55			118	113,442
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32			1,125	1,091,925
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29			950	951,374
5.375%	03/15/30			285	289,333
Gtd. Notes, 144A
5.875%	02/01/29			575	575,778
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29			140	138,157
6.000%	04/15/30			575	557,914
6.000%	02/01/31			140	132,851
6.250%	04/15/32			700	658,522
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45			24	19,261
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	400	534,799
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32			835	832,604
7.690%	01/23/50			385	345,091
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			840	784,672
6.875%	09/19/33			75	81,638
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30			50	49,650
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54			10	9,384
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	600	682,602
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29			265	266,073

					10,536,677

Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30			945	960,911

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		350	$360,317

				1,321,228

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		180	148,448
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		450	453,178
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		120	104,975
5.000%	02/15/29		544	414,316
5.250%	01/30/30		1,605	1,125,939
5.250%	02/15/31		405	259,706
6.250%	02/15/29		313	250,400
7.000%	01/15/28		250	226,250
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		150	133,875
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	300	359,162
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		220	216,259
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(x)		15	13,824
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	290,044
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35		75	75,843

				4,072,219

Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,225,618
6.625%	02/01/32		255	264,448
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		280	280,830
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		20	21,171
5.962%	02/15/55		70	68,984
6.036%	11/15/33		215	230,150
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		45	44,658
8.500%(ff)	01/15/84		40	45,838

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56			518	$516,529
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		795	814,364
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)		815	819,101
Sr. Unsec’d. Notes
5.550%	05/15/34			65	66,841
5.600%	09/01/34			40	41,173
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	01/15/36			110	111,956
5.375%(ff)	02/15/78			35	34,779
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31		EUR	700	813,602
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36			210	219,225
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33			250	266,066
Gtd. Notes, 144A
6.500%	09/01/30			110	117,952
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30			385	388,035
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35			400	409,762
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79			150	148,740
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29			35	32,876
4.125%	08/15/31			35	31,845
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)		860	679,551
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30			745	729,882
5.300%	03/01/48			40	34,520

					8,458,496

Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29		EUR	700	769,830
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28		EUR	200	224,540
1.625%	04/20/30		EUR	100	108,446

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33		200	$201,923
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	231,282
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,690	1,697,287
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,156,750
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	179,388
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	674,553
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	435,404
3.200%	08/14/27	CNH	7,000	1,013,589
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	106,930

				6,799,922

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		300	305,010
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		198	197,398
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	401,924
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	437,324
Sr. Unsec’d. Notes
4.750%	02/15/28		584	563,600
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	401,740
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	463,930
Lineage Europe Finco BV (Netherlands),
Gtd. Notes, 144A
4.125%	11/26/31	EUR	700	808,096
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		280	234,859
5.000%	10/15/27		20	19,308
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	53,428

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	300	$219,936
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,100	1,281,913
4.875%	07/06/30	EUR	600	749,782
5.000%	10/15/29	GBP	500	683,303
5.125%	07/06/34	EUR	200	255,011
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		830	861,100
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		925	884,031
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	644,613
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	200	240,453
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	389,605
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,711
4.250%	12/01/26		30	30,007
4.500%	09/01/26		125	125,063
4.500%	01/15/28		440	440,817
5.750%	02/01/27		5	5,056
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	482,440
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	113,576

				11,303,034

Retail — 0.3%
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	200	242,385
7.375%	08/31/32	GBP	225	313,306
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		950	995,781
9.000%	06/01/31		572	646,074
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	2,030,971
12.000%	11/30/28		1,200	1,301,148
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	48,577

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	$402,521
3.875%	10/01/31		375	346,900
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		900	870,070
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32		365	381,342

				7,579,075

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	268,916
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	116,790

				385,706

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
2.600%	02/15/33		565	497,836
Sr. Unsec’d. Notes
3.469%	04/15/34		94	85,881
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/25/35		230	244,077
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	83,366
Sr. Unsec’d. Notes
5.450%	07/15/35		335	345,077
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		14	14,945

				1,271,182

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31		425	388,326
9.250%	06/01/30		390	362,745
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		90	89,246
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	26,326
5.375%	09/27/54		20	16,200
6.000%	08/03/55		91	80,420
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		90	90,378

				1,053,641

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		525	$365,531
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	400	484,821
4.900%	11/01/35		175	172,854
5.550%	11/01/45		55	52,977
5.700%	11/01/54		140	134,327
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29(x)		975	1,076,892
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	296,447
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29		1,650	1,675,056
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		500	511,700
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		200	203,614
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,546
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	49,870
2.625%	02/15/29		370	353,504
2.875%	02/15/31		284	263,882
4.750%	02/01/28		35	35,018
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	1,058,663
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		210	220,411

				7,022,113

Transportation — 0.1%
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	300	328,447
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33	CHF	200	249,248
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	476,680
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	500	523,446
3.750%	06/12/30	EUR	100	120,665

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		206	$213,059
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	107,945
1.875%	05/25/32	EUR	600	646,190
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	100	91,118
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	223,839
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	339,446
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,110	1,033,899

				4,353,982

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	421,355

TOTAL CORPORATE BONDS (cost $217,447,283)				217,774,135

FLOATING RATE AND OTHER LOANS — 0.3%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32		324	325,403
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%
8.739%(c)	11/17/28		459	449,929

				775,332

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%
6.486%(c)	03/18/30		340	341,587

Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.300%(c)	11/03/32	EUR	375	443,102

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		127	44,131

Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	3,125	3,687,043

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications — 0.2%
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 6 Month EURIBOR + 2.750%
4.829%(c)	07/17/29	EUR	4,075	$4,811,687

TOTAL FLOATING RATE AND OTHER LOANS (cost $9,397,835)				10,102,882

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.024%(c)	12/25/41		220	224,138
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.124%(c)	03/25/42		115	121,944
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.124%(c)	03/25/42		60	62,911
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.824%(c)	09/25/45		105	105,017
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.865%(c)	09/26/33		44	44,141
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.674%(c)	11/25/41		180	181,341
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	09/25/41		430	433,434
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.224%(c)	12/25/41		200	201,708
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		53	7,773
Series 4910, Class MI, IO
4.000%	08/25/49		68	13,917
Series 5020, Class IH, IO
3.000%	08/25/50		322	51,137
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		96	94,135
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70		448	448,437

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,959,151)				1,990,033

SOVEREIGN BONDS — 3.0%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	400	455,566

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		200	$206,330
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,052,336
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,420	880,402
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	128,987
6.350%	11/30/41	EUR	200	276,243
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	491,737
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		220	210,993
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	205,762
3.375%	11/25/32	EUR	300	353,412
3.375%	05/25/34	EUR	400	464,041
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,017	2,016,761
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	163,661
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	600	767,262
Bundesobligation (Germany),
Bonds, Series 192
2.200%	10/10/30	EUR	3,110	3,612,957
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	222,936
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	806,400
3.750%	01/14/32	EUR	121	144,332
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,208,887
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	315	375,515
City of Montreal (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	314,050
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	150	99,386
City of Toronto (Canada),
Unsec’d. Notes
2.950%	04/28/35	CAD	300	202,530

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	250	$151,548
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	860	1,001,576
5.000%	09/19/32	EUR	110	124,101
5.000%	06/15/45		665	487,445
5.625%	02/19/36	EUR	120	132,386
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	1,000	1,093,300
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,308,870
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	40,050	2,005,315
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	6,110	300,207
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		570	579,690
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		66	68,425
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	140	171,973
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	610	727,476
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	191,600
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		500	508,425
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		200	209,252
Hellenic Republic Government Bond (Greece),
Bonds
4.300%(c)	02/24/37	EUR	322	369,347
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,903,309
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	153,888
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	307,886
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	430,520	1,333,726
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		200	199,836

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	800	$948,678
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	700	717,918
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	300	332,257
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	400	407,802
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	876,917
1.400%	10/30/31	EUR	200	209,322
2.900%	10/31/35	CNH	1,000	142,741
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	115,912
6.875%	10/21/34	GBP	100	148,715
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		400	413,600
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		200	207,398
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	1,192	1,413,553
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	424,885
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	2,565	3,060,273
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	40	48,640
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	500	583,937
Sr. Unsec’d. Notes, Series 16Y, 144A
3.350%	03/01/35	EUR	135	158,454
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	4,390	5,115,851
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	76,450	287,034
Bonds, Series 84
2.100%	09/20/54	JPY	4,150	20,293
Bonds, Series 85
2.300%	12/20/54	JPY	119,950	614,116
Bonds, Series 86
2.400%	03/20/55	JPY	231,650	1,213,171
Bonds, Series 88
3.200%	09/20/55	JPY	25,000	154,550
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	350,900	1,831,476
Bonds, Series 194
2.700%	09/20/45	JPY	30,000	184,539
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	167,194

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	$594,510
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	300,568
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	568,473
2.125%	06/01/32	EUR	300	329,883
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	377,408
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	25,500	1,317,627
7.750%	05/29/31	MXN	42,540	2,275,237
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	20,500	1,055,954
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	958,787
3.500%	09/19/29	EUR	260	304,177
4.500%	03/19/34	EUR	160	187,797
5.125%	03/19/38	EUR	100	116,969
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	790	509,522
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		230	151,915
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	1,090,733
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	1,137,876
1.200%	04/28/33	EUR	300	298,202
3.625%	02/04/32	EUR	100	119,025
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%(c)	10/20/40		250	223,755
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	625	357,926
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	400	224,192
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,080	1,528,210
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,030	1,477,735
Unsec’d. Notes, MTN
4.694%(s)	10/01/39	CAD	100	39,059

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	$297,316
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	233,744
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	308	338,468
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	115	91,289
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	391,569
6.000%	08/04/28	GBP	958	1,335,978
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		1,390	1,337,099
4.000%	10/17/49		475	361,150
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		2,100	1,538,933
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		830	880,008
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	11,235	693,518
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, 144A
7.250%	12/11/55		203	200,970
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		245	206,719
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	25	28,930
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	30,728
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	1,165,419
3.875%	10/29/35	EUR	25	25,606
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	555,458
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,473,348
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	700	815,891
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	238,698
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	400	408,510
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,800	1,129,701
1.200%	10/31/40	EUR	880	743,798

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.200%	10/31/35		EUR	880	$1,027,183
4.000%	10/31/54		EUR	2,050	2,362,564
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35			200	216,050
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31		GBP	200	266,894
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33		AUD	975	531,889
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32			275	291,225
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35		GBP	6,900	9,314,899

TOTAL SOVEREIGN BONDS (cost $93,923,443)					92,868,385

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50			1,538	1,525,847
5.500%	07/01/53			929	944,355
5.500%	11/01/54			1,999	2,027,110
6.000%	07/01/53			764	790,760
6.500%	05/01/54			599	624,621
6.750%	03/15/31	(h)		1,280	1,457,359
Federal National Mortgage Assoc.
2.500%	07/01/50			1,086	937,521
2.500%	08/01/51			1,888	1,621,393
3.000%	07/01/52			2,679	2,378,514
3.500%	05/01/52			1,179	1,096,782
5.000%	04/01/53			689	689,413
5.000%	08/01/53			1,018	1,018,842
5.500%	12/01/52			463	471,467
5.500%	05/01/53			481	489,202
6.000%	09/01/52			132	137,055
6.000%	02/01/53			1,009	1,038,033
6.000%	09/01/53			653	678,549
6.000%	10/01/54			1,328	1,379,329
6.625%	11/15/30			585	659,654
Government National Mortgage Assoc.
3.000%	10/20/51			1,536	1,382,294
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30			278	272,648

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,528,341)					21,620,748

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
2.250%	08/15/49	(h)		1,095	688,139
2.375%	02/15/42	(h)		16,905	12,459,513
2.375%	05/15/51	(k)		2,780	1,755,309
2.875%	05/15/49			800	575,000
3.000%	11/15/44			8,700	6,738,422
3.250%	05/15/42			2,055	1,716,567
3.375%	08/15/42			1,800	1,522,969

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
3.375%	11/15/48	(h)(k)	2,600	$2,060,094
3.875%	02/15/43		605	545,162
4.000%	11/15/42	(h)	13,079	12,004,070
4.125%	08/15/44		980	900,834
4.500%	11/15/54		531	501,878
4.625%	11/15/44		2,810	2,757,313
4.750%	11/15/43		1,428	1,430,008
4.750%	02/15/45		4,705	4,686,621
4.750%	05/15/55		50	49,242
4.750%	08/15/55		34	33,107
4.875%	08/15/45		510	515,658
5.000%	05/15/45	(h)	5,265	5,412,255
U.S. Treasury Notes
3.500%	10/31/27		6,405	6,406,751
3.500%	02/15/33		180	174,994
3.625%	10/31/30		5,010	4,990,038
3.750%	04/30/27		2,690	2,698,406
3.750%	05/15/28		8,945	8,993,918
3.750%	10/31/32		6,600	6,530,906
3.875%	05/31/27		5,740	5,769,373
3.875%	04/30/30		1,215	1,224,682
3.875%	06/30/30		6,260	6,307,928
4.000%	07/31/32		115	115,665
4.125%	05/31/32		2,965	3,005,074
4.250%	05/15/35		1,980	1,997,944
4.250%	08/15/35		805	811,415
4.375%	05/15/34		2,945	3,012,183
U.S. Treasury Strips Coupon
2.026%(s)	08/15/41	(h)(k)	10,845	5,071,847
2.203%(s)	05/15/43		4,745	1,998,119
2.481%(s)	05/15/44		1,845	732,050
2.769%(s)	08/15/44		1,035	404,527
3.298%(s)	11/15/40	(k)	5,590	2,733,799
3.895%(s)	02/15/43	(k)	5,840	2,495,205
4.500%(s)	05/15/46	(h)	825	293,870
4.719%(s)	02/15/39		1,295	702,894
4.733%(s)	05/15/39		1,945	1,040,104
4.878%(s)	11/15/41		585	269,338
4.920%(s)	08/15/48	(h)	675	214,642
4.928%(s)	11/15/45		210	76,711
4.968%(s)	05/15/42	(k)	7,965	3,556,612
4.991%(s)	11/15/43		1,510	616,643
5.021%(s)	08/15/39		220	115,904
5.040%(s)	11/15/39		215	111,615
5.056%(s)	02/15/40		215	109,892
5.069%(s)	05/15/40		215	108,494
5.095%(s)	08/15/40		215	106,682
5.111%(s)	02/15/41		215	103,594
5.117%(s)	05/15/41		215	102,136
5.170%(s)	02/15/42		215	97,433
5.192%(s)	08/15/42		215	94,518
5.196%(s)	11/15/42		215	93,263
5.220%(s)	02/15/45		1,020	389,139
5.224%(s)	08/15/43		215	89,089
5.239%(s)	02/15/44		215	86,514
5.246%(s)	11/15/44		215	82,974

TOTAL U.S. TREASURY OBLIGATIONS (cost $136,651,673)				130,289,046

Value
OPTIONS PURCHASED*~ — 0.0% (cost $0)	$5,978

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN—91.1% (cost $2,532,133,180)	2,850,547,736

OPTIONS WRITTEN*~ — (0.0)% (premiums received $0)	(4,821)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—91.1% (cost $2,532,133,180)	2,850,542,915

	Shares
SHORT-TERM INVESTMENTS — 9.3%
AFFILIATED MUTUAL FUNDS — 8.9%
PGIM Core Ultra Short Bond Fund(wa)	260,354,614	260,354,614
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $18,869,859; includes $18,801,385 of cash collateral for securities on loan)(b)(wa)	18,881,188	18,869,859

TOTAL AFFILIATED MUTUAL FUNDS (cost $279,224,473)		279,224,473

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
3.651%	03/05/26	12,000	11,927,041

(cost $11,924,034)

OPTIONS PURCHASED*~ — 0.0% (cost $334,243)			153,299

TOTAL SHORT-TERM INVESTMENTS (cost $291,482,750)			291,304,813

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—100.4% (cost $2,823,615,930)			3,141,847,728

OPTIONS WRITTEN*~ — (0.0)% (premiums received $489,669)			(339,047)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—100.4% (cost $2,823,126,261)			3,141,508,681
Liabilities in excess of other assets(z) — (0.4)%			(13,785,840)

NET ASSETS — 100.0%			$3,127,722,841

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,301,663; cash collateral of $18,801,385 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cencora, Inc., Sr. Unsec’d. Notes, 2.700%, 03/15/31	12/11/24	$13,218	$13,824	0.0%
Diamond Sports Group LLC*	01/02/25	44,850	28,559	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/09/21	83,984	75,533	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	54,375	120,625	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	07/09/21-07/20/21	2,950,464	2,577,543	0.1
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/03/24-02/20/24	571,875	572,335	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/29/25	988,406	1,076,892	0.0

Total		$4,707,172	$4,465,311	0.1%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	02/20/26	$111.00	101	101	$23,672

(cost $34,719)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		925	$1
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		5,505	4
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		1,850	1
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		11,010	9
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.32%	—	EUR	3,895	3,106
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	722	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	712	1
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	369	—

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	3,202	$1,379
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		3,349	1,522
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		1,086	132
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		2,913	836
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		843	519
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		831	493
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		832	30
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		1,674	464
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.16%	—	EUR	3,895	351
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	1,107	1,787
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		835	2
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		832	5
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		5,579	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,550	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		3,349	6
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		1,674	2

Total OTC Traded (cost $58,754)								$10,650

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(T)	1 Day SOFR(T)/ 3.870%	4,930	$92
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.870%	3.61%(A)	2,560	5,976
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.870%	7.22%(A)	2,560	2
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	14,920	91,448
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	2,600	15,936
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	14,920	7
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	2,600	1
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	1,700	236
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	2,790	387
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	65,680	10,870

Total OTC Swaptions (cost $240,770)								$124,955

Total Options Purchased (cost $334,243)								$159,277

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.52%	—	EUR	3,895	$(666)
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	722	(269)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	712	(427)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	369	(278)

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	3,202	$(18,280)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		1,086	(2,380)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		2,913	(11,443)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		843	(5,268)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		831	(4,387)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		832	(23,179)
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.07%	—	EUR	3,895	(709)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		835	(7,772)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		832	(9,394)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		3,569	(13)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		3,349	(42,915)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		1,674	(44,709)

Total OTC Traded (premiums received $ 196,156)								$(172,089)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(T)/ 3.870%	2.37%(T)	9,860	$(16)
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	65,680	(31,031)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.870%	2,560	(3,183)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.870%	2,560	(1,638)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	14,920	(53,162)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	2,600	(9,264)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	14,920	(34,741)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	2,600	(6,054)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	1,700	(5,170)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	2,790	(8,486)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	32,090	(1,888)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	3,450	(203)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	13,030	(675)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,930	(100)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	2,770	(128)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	65,680	(3,036)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	18,500	(13,004)

Total OTC Swaptions (premiums received $293,513)								$(171,779)

Total Options Written (premiums received $489,669)								$(343,868)

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
49	3 Month Euro EURIBOR	Dec. 2026	$14,093,160	$(27,979)
42	3 Month EuroSTR	Mar. 2026	12,100,520	(386)
309	2 Year U.S. Treasury Notes	Mar. 2026	64,515,820	(10,592)
7	5 Year Canadian Government Bonds	Mar. 2026	577,779	(3,825)
1,544	5 Year U.S. Treasury Notes	Mar. 2026	168,766,441	(440,551)
17	10 Year Canadian Government Bonds	Mar. 2026	1,497,556	(16,225)
14	10 Year Euro-Bund	Mar. 2026	2,098,884	(28,640)
5	10 Year Japanese Bonds	Mar. 2026	4,226,570	(32,559)
37	10 Year Korean Treasury Bonds	Mar. 2026	2,900,309	17,535
23	10 Year U.K. Gilt	Mar. 2026	2,832,730	13,587
705	10 Year U.S. Treasury Notes	Mar. 2026	79,268,438	(387,363)
445	10 Year U.S. Ultra Treasury Notes	Mar. 2026	51,181,955	(142,637)
387	20 Year U.S. Treasury Bonds	Mar. 2026	44,734,781	(364,835)
130	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	15,340,000	(281,644)
166	Euro Schatz Index	Mar. 2026	20,832,935	(18,286)
24	Euro-BTP Italian Government Bond	Mar. 2026	3,389,653	(5,453)
96	Mini MSCI EAFE Index	Mar. 2026	13,930,080	97,664
85	Russell 2000 E-Mini Index	Mar. 2026	10,616,500	(237,125)
113	S&P 500 E-Mini Index	Mar. 2026	38,942,625	77,568

				(1,791,746)

Short Positions:
73	3 Month CME SOFR	Mar. 2026	17,577,031	(8,798)
49	3 Month Euro EURIBOR	Dec. 2028	14,019,739	20,146
58	2 Year U.S. Treasury Notes	Mar. 2026	12,109,766	6,046
54	3 Year Australian Treasury Bonds	Mar. 2026	3,783,714	(3,854)
66	5 Year Euro-Bobl	Mar. 2026	9,009,741	50,562
52	5 Year U.S. Treasury Notes	Mar. 2026	5,683,844	18,017
36	10 Year Euro-Bund	Mar. 2026	5,397,130	4,995
52	10 Year U.S. Treasury Notes	Mar. 2026	5,846,750	37,802
126	10 Year U.S. Ultra Treasury Notes	Mar. 2026	14,491,969	63,234
2	20 Year U.S. Treasury Bonds	Mar. 2026	231,188	310
40	30 Year Euro Buxl	Mar. 2026	5,176,521	35,515
56	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	6,608,000	92,136
74	British Pound Currency	Mar. 2026	6,224,325	(56,235)
15	Canadian Dollar Currency	Mar. 2026	1,096,800	(17,957)
333	Euro Currency	Mar. 2026	49,034,250	(306,225)
1	Euro Schatz Index	Mar. 2026	125,500	222
26	Euro-OAT	Mar. 2026	3,684,652	11,153

				(52,931)

				$(1,844,677)

Bond forward contract outstanding at December 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond 2.000%, 02/28/2050	CITI	06/12/26	25,820	$59.75	$15,428,326	$15,199,323	$—	$(229,003)

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	217	$141,036	$145,029	$3,993	$—
Expiring 01/14/26	GSI	AUD	89	59,129	59,600	471	—
Expiring 01/22/26	BARC	AUD	42	28,129	28,039	—	(90)
Expiring 01/22/26	GSI	AUD	775	512,237	517,053	4,816	—
Brazilian Real,
Expiring 02/03/26	GSI	BRL	33,046	6,061,464	5,978,556	—	(82,908)
British Pound,
Expiring 01/22/26	BARC	GBP	12	15,757	15,750	—	(7)
Expiring 01/22/26	BNP	GBP	7	9,879	9,847	—	(32)
Expiring 01/22/26	MSI	GBP	1,651	2,159,669	2,224,964	65,295	—
Expiring 01/22/26	MSI	GBP	423	567,229	569,507	2,278	—
Expiring 01/22/26	TD	GBP	374	493,780	503,857	10,077	—
Expiring 03/17/26	WBC	GBP	137	182,376	184,092	1,716	—
Canadian Dollar,
Expiring 01/22/26	BARC	CAD	567	403,459	413,578	10,119	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	419,198	460,000	466,031	6,031	—
Chinese Renminbi,
Expiring 01/22/26	BNP	CNH	886	125,948	127,238	1,290	—
Expiring 01/22/26	GSI	CNH	1,284	182,557	184,374	1,817	—
Expiring 02/11/26	MSI	CNH	1,011	142,993	145,317	2,324	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	7,336,507	1,875,625	1,892,561	16,936	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	17,803	856,000	866,305	10,305	—
Expiring 03/17/26	CITI	CZK	1,435	69,863	69,872	9	—
Euro,
Expiring 01/22/26	BARC	EUR	8,159	9,601,011	9,598,370	—	(2,641)
Expiring 01/22/26	BARC	EUR	741	870,580	871,897	1,317	—
Expiring 01/22/26	CITI	EUR	735	848,050	864,672	16,622	—
Expiring 01/22/26	CITI	EUR	368	432,000	432,605	605	—
Expiring 01/22/26	CITI	EUR	219	257,473	257,693	220	—
Expiring 01/22/26	GSI	EUR	439	513,660	516,486	2,826	—
Expiring 01/22/26	HSBC	EUR	2,487	2,925,663	2,925,374	—	(289)
Expiring 01/22/26	HSBC	EUR	199	233,841	234,093	252	—
Expiring 01/22/26	HSBC	EUR	100	118,122	118,152	30	—
Expiring 01/22/26	HSBC	EUR	14	16,286	16,415	129	—
Expiring 01/22/26	MSI	EUR	4,379	5,115,713	5,151,941	36,228	—
Expiring 01/22/26	MSI	EUR	3,522	4,149,233	4,142,888	—	(6,345)
Expiring 01/22/26	MSI	EUR	2,306	2,687,812	2,712,889	25,077	—
Expiring 01/22/26	MSI	EUR	736	858,118	866,124	8,006	—
Expiring 01/22/26	MSI	EUR	550	642,672	647,223	4,551	—
Expiring 01/22/26	MSI	EUR	110	129,446	129,248	—	(198)
Expiring 03/17/26	GSI	EUR	110	129,330	129,148	—	(182)
Expiring 03/17/26	MSI	EUR	252	297,488	297,571	83	—
Hong Kong Dollar,
Expiring 02/11/26	GSI	HKD	3,341	430,510	429,874	—	(636)
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	183,131	550,000	559,123	9,123	—
Expiring 01/22/26	DB	HUF	315,841	953,000	964,306	11,306	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	214,322	2,365,000	2,367,602	2,602	—
Expiring 03/18/26	BOA	INR	128,891	1,422,000	1,423,847	1,847	—
Expiring 03/18/26	CITI	INR	610,774	6,741,064	6,747,178	6,114	—
Expiring 03/18/26	CITI	INR	102,586	1,128,000	1,133,260	5,260	—
Expiring 03/18/26	JPM	INR	610,774	6,717,340	6,747,178	29,838	—

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	53,885,752	$3,219,174	$3,220,896	$1,722	$—
Israeli Shekel,
Expiring 01/14/26	GSI	ILS	185	56,460	58,152	1,692	—
Expiring 01/14/26	MSI	ILS	609	185,638	191,316	5,678	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	338,922	2,251,661	2,167,963	—	(83,698)
Expiring 01/22/26	BNP	JPY	43,443	288,621	277,892	—	(10,729)
Expiring 01/22/26	GSI	JPY	77,690	496,358	496,954	596	—
Expiring 01/22/26	HSBC	JPY	2,398	15,485	15,339	—	(146)
Expiring 01/22/26	MSI	JPY	126,730	842,168	810,647	—	(31,521)
Expiring 02/12/26	CITI	JPY	11,834	75,715	75,833	118	—
Expiring 02/12/26	GSI	JPY	21,539	140,669	138,028	—	(2,641)
Expiring 02/12/26	GSI	JPY	14,356	92,448	91,995	—	(453)
Expiring 02/12/26	GSI	JPY	12,467	80,209	79,894	—	(315)
Expiring 02/12/26	MSI	JPY	80,806	525,132	517,831	—	(7,301)
Mexican Peso,
Expiring 01/22/26	MSI	MXN	2,634	144,025	145,943	1,918	—
Expiring 01/22/26	MSI	MXN	803	43,790	44,510	720	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	17,220	544,000	547,395	3,395	—
Expiring 03/18/26	JPM	TWD	24,141	773,000	767,381	—	(5,619)
Expiring 03/18/26	MSI	TWD	44,291	1,421,909	1,407,916	—	(13,993)
Expiring 03/18/26	MSI	TWD	26,512	851,000	842,771	—	(8,229)
Expiring 03/18/26	MSI	TWD	25,348	815,000	805,759	—	(9,241)
New Zealand Dollar,
Expiring 01/14/26	MSI	NZD	87	49,993	50,062	69	—
Expiring 01/22/26	BNP	NZD	4,746	2,760,834	2,734,992	—	(25,842)
Expiring 01/22/26	BNP	NZD	884	511,401	509,348	—	(2,053)
Expiring 01/22/26	MSI	NZD	115	65,668	66,040	372	—
Norwegian Krone,
Expiring 03/17/26	MSI	NOK	1,588	156,476	157,446	970	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	4,855	1,439,203	1,440,301	1,098	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	40,545	690,000	684,852	—	(5,148)
Expiring 03/18/26	JPM	PHP	61,650	1,041,261	1,041,345	84	—
Expiring 03/18/26	JPM	PHP	49,053	830,000	828,560	—	(1,440)
Polish Zloty,
Expiring 01/22/26	MSI	PLN	1,027	284,842	285,915	1,073	—
Romanian Leu,
Expiring 01/22/26	GSI	RON	200	45,962	46,058	96	—
Singapore Dollar,
Expiring 01/22/26	BARC	SGD	1	1,087	1,095	8	—
Expiring 02/11/26	CITI	SGD	393	304,488	306,515	2,027	—
Expiring 02/11/26	GSI	SGD	102	79,394	79,886	492	—
Expiring 03/18/26	DB	SGD	956	747,000	747,538	538	—
Expiring 03/18/26	HSBC	SGD	578	451,000	452,273	1,273	—
Expiring 03/18/26	MSI	SGD	609	475,000	476,369	1,369	—
South African Rand,
Expiring 01/22/26	GSI	ZAR	26,854	1,588,969	1,619,147	30,178	—
Expiring 03/18/26	DB	ZAR	7,251	422,000	435,451	13,451	—
Expiring 03/18/26	GSI	ZAR	9,078	532,851	545,150	12,299	—
South Korean Won,
Expiring 02/11/26	MSI	KRW	182,460	126,078	126,538	460	—
Expiring 03/18/26	JPM	KRW	3,300,420	2,253,000	2,292,043	39,043	—

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/26	MSI	KRW	466,296	$317,500	$323,829	$6,329	$—
Swedish Krona,
Expiring 01/22/26	BARC	SEK	14,899	1,607,081	1,620,191	13,110	—
Expiring 03/17/26	CITI	SEK	4,309	468,419	469,903	1,484	—
Expiring 03/17/26	GSI	SEK	1,640	178,323	178,879	556	—
Expiring 03/17/26	MSI	SEK	490	53,006	53,417	411	—
Swiss Franc,
Expiring 03/17/26	CITI	CHF	176	223,667	223,632	—	(35)
Expiring 03/17/26	GSI	CHF	997	1,269,146	1,268,734	—	(412)
Expiring 03/17/26	MSI	CHF	102	129,321	129,699	378	—
Thai Baht,
Expiring 01/22/26	BNP	THB	11,787	373,801	374,642	841	—
Expiring 03/18/26	HSBC	THB	1,947	61,814	62,170	356	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	36,392	834,000	840,134	6,134	—
Expiring 01/22/26	BARC	TRY	30,154	684,303	690,798	6,495	—
Expiring 01/22/26	BARC	TRY	28,001	637,101	641,455	4,354	—
Expiring 01/22/26	BNP	TRY	24,658	561,112	564,882	3,770	—
Expiring 01/22/26	BOA	TRY	36,432	832,000	834,617	2,617	—
Expiring 01/22/26	HSBC	TRY	28,001	636,710	641,455	4,745	—

				$101,066,815	$101,236,503	471,832	(302,144)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	GSI	AUD	159	$103,406	$105,918	$—	$(2,512)
Expiring 01/14/26	MSI	AUD	26	17,229	17,620	—	(391)
Expiring 01/14/26	WBC	AUD	112	73,347	74,950	—	(1,603)
Expiring 01/22/26	BARC	AUD	1,818	1,173,362	1,213,724	—	(40,362)
Expiring 01/22/26	BNP	AUD	4,274	2,850,623	2,852,693	—	(2,070)
Brazilian Real,
Expiring 02/03/26	GSI	BRL	3,166	581,000	572,806	8,194	—
British Pound,
Expiring 01/22/26	BARC	GBP	16	21,139	21,089	50	—
Expiring 01/22/26	BARC	GBP	5	6,170	6,157	13	—
Expiring 01/22/26	BNP	GBP	8,730	11,674,709	11,767,792	—	(93,083)
Expiring 01/22/26	BNY	GBP	3,791	5,039,810	5,110,422	—	(70,612)
Expiring 01/22/26	BNY	GBP	1,510	2,007,845	2,035,976	—	(28,131)
Expiring 01/22/26	CITI	GBP	382	509,385	514,436	—	(5,051)
Expiring 01/22/26	GSI	GBP	383	511,928	516,040	—	(4,112)
Expiring 01/22/26	MSI	GBP	160	211,048	215,827	—	(4,779)
Expiring 03/17/26	CITI	GBP	71	94,819	95,011	—	(192)
Expiring 03/17/26	CITI	GBP	54	72,396	72,640	—	(244)
Expiring 03/17/26	GSI	GBP	872	1,170,564	1,174,500	—	(3,936)
Expiring 03/17/26	MSI	GBP	691	922,268	930,975	—	(8,707)
Canadian Dollar,
Expiring 01/14/26	CITI	CAD	390	279,859	284,617	—	(4,758)
Expiring 01/14/26	GSI	CAD	96	68,566	69,842	—	(1,276)
Expiring 01/14/26	MSI	CAD	11	8,158	8,311	—	(153)
Expiring 01/22/26	BARC	CAD	4,236	3,024,041	3,089,586	—	(65,545)
Expiring 01/22/26	BNP	CAD	6,109	4,447,074	4,455,222	—	(8,148)
Expiring 01/22/26	BNP	CAD	352	255,756	256,504	—	(748)

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/22/26	HSBC	CAD	21	$15,430	$15,520	$—	$(90)
Expiring 01/22/26	HSBC	CAD	12	8,347	8,395	—	(48)
Expiring 01/22/26	HSBC	CAD	7	5,066	5,142	—	(76)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	2,860,137	3,109,115	3,179,674	—	(70,559)
Chinese Renminbi,
Expiring 02/11/26	GSI	CNH	966	137,213	138,763	—	(1,550)
Expiring 03/18/26	GSI	CNH	1,943	277,719	279,868	—	(2,149)
Expiring 03/18/26	HSBC	CNH	43,076	6,130,088	6,203,697	—	(73,609)
Expiring 03/18/26	HSBC	CNH	4,113	585,278	592,306	—	(7,028)
Colombian Peso,
Expiring 03/18/26	MSI	COP	1,983,738	505,000	511,735	—	(6,735)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	13,123	635,000	638,596	—	(3,596)
Expiring 01/22/26	BNP	CZK	89,045	4,275,827	4,333,067	—	(57,240)
Expiring 01/22/26	CITI	CZK	11,860	574,000	577,116	—	(3,116)
Expiring 01/22/26	DB	CZK	10,030	487,000	488,071	—	(1,071)
Expiring 01/22/26	MSI	CZK	46,385	2,248,473	2,257,175	—	(8,702)
Expiring 03/17/26	MSI	CZK	1,438	69,603	70,018	—	(415)
Danish Krone,
Expiring 03/17/26	MSI	DKK	549	86,795	86,816	—	(21)
Euro,
Expiring 01/22/26	BARC	EUR	6,433	7,445,524	7,567,752	—	(122,228)
Expiring 01/22/26	BARC	EUR	135	157,946	159,155	—	(1,209)
Expiring 01/22/26	BNP	EUR	157	184,420	184,474	—	(54)
Expiring 01/22/26	BNY	EUR	440	510,034	517,589	—	(7,555)
Expiring 01/22/26	CITI	EUR	439	512,945	516,782	—	(3,837)
Expiring 01/22/26	CITI	EUR	129	150,535	151,732	—	(1,197)
Expiring 01/22/26	DB	EUR	50,768	59,008,513	59,724,453	—	(715,940)
Expiring 01/22/26	DB	EUR	5,812	6,755,935	6,837,904	—	(81,969)
Expiring 01/22/26	HSBC	EUR	1,678	1,969,917	1,974,382	—	(4,465)
Expiring 01/22/26	HSBC	EUR	574	661,975	675,129	—	(13,154)
Expiring 01/22/26	HSBC	EUR	200	231,766	235,055	—	(3,289)
Expiring 01/22/26	HSBC	EUR	125	146,623	146,872	—	(249)
Expiring 01/22/26	JPM	EUR	4,359	5,093,382	5,128,428	—	(35,046)
Expiring 01/22/26	JPM	EUR	639	738,390	751,666	—	(13,276)
Expiring 01/22/26	MSI	EUR	32,343	38,009,921	38,049,065	—	(39,144)
Expiring 01/22/26	MSI	EUR	593	691,690	697,222	—	(5,532)
Expiring 01/22/26	SSB	EUR	38,266	44,844,439	45,017,221	—	(172,782)
Expiring 01/22/26	SSB	EUR	4,359	5,108,744	5,128,428	—	(19,684)
Expiring 01/22/26	UAG	EUR	38,266	44,717,971	45,017,222	—	(299,251)
Expiring 03/17/26	CITI	EUR	307	362,815	362,322	493	—
Expiring 03/17/26	GSI	EUR	52	61,902	61,803	99	—
Expiring 03/17/26	WBC	EUR	424	500,415	500,552	—	(137)
Hungarian Forint,
Expiring 01/22/26	BNP	HUF	540,386	1,647,360	1,649,871	—	(2,511)
Expiring 01/22/26	JPM	HUF	305,874	931,000	933,876	—	(2,876)
Expiring 01/22/26	JPM	HUF	189,494	569,000	578,551	—	(9,551)
Japanese Yen,
Expiring 01/22/26	CITI	JPY	80,203	512,183	513,032	—	(849)
Expiring 01/22/26	GSI	JPY	79,713	511,676	509,896	1,780	—
Expiring 01/22/26	HSBC	JPY	479,916	3,089,264	3,069,852	19,412	—
Expiring 01/22/26	HSBC	JPY	5,858	37,334	37,473	—	(139)
Expiring 01/22/26	JPM	JPY	29,772	191,591	190,443	1,148	—
Expiring 01/22/26	MSI	JPY	25,347	165,824	162,138	3,686	—

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/12/26	CITI	JPY	8,426	$55,027	$53,995	$1,032	$—
Expiring 02/12/26	WBC	JPY	11,502	74,747	73,711	1,036	—
Mexican Peso,
Expiring 01/22/26	MSI	MXN	46,591	2,576,027	2,581,838	—	(5,811)
Expiring 03/18/26	BNY	MXN	8,304	452,402	457,600	—	(5,198)
New Zealand Dollar,
Expiring 01/22/26	BARC	NZD	442	255,756	254,546	1,210	—
Norwegian Krone,
Expiring 03/17/26	CITI	NOK	30	2,926	2,925	1	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	1,705	504,000	505,625	—	(1,625)
Expiring 03/18/26	CITI	PEN	1,579	467,922	468,403	—	(481)
Expiring 03/18/26	CITI	PEN	1,116	330,000	331,150	—	(1,150)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	5,104	1,399,000	1,421,505	—	(22,505)
Expiring 01/22/26	JPM	PLN	2,493	680,000	694,424	—	(14,424)
Expiring 01/22/26	MSI	PLN	3,484	949,898	970,262	—	(20,364)
Expiring 01/22/26	MSI	PLN	1,599	437,845	445,414	—	(7,569)
Expiring 01/22/26	UAG	PLN	1,518	417,155	422,703	—	(5,548)
Singapore Dollar,
Expiring 01/22/26	MSI	SGD	2,971	2,305,806	2,314,741	—	(8,935)
Expiring 03/18/26	MSI	SGD	20,604	16,013,750	16,110,812	—	(97,062)
South African Rand,
Expiring 01/22/26	MSI	ZAR	1,993	119,493	120,150	—	(657)
Expiring 03/18/26	MSI	ZAR	14,525	864,368	872,251	—	(7,883)
South Korean Won,
Expiring 02/11/26	GSI	KRW	182,691	126,286	126,699	—	(413)
Expiring 03/18/26	BOA	KRW	632,621	432,000	439,336	—	(7,336)
Expiring 03/18/26	CITI	KRW	7,322,445	5,000,099	5,085,219	—	(85,120)
Swiss Franc,
Expiring 01/22/26	BNP	CHF	410	510,909	519,049	—	(8,140)
Expiring 01/22/26	HSBC	CHF	1,942	2,451,730	2,457,972	—	(6,242)
Expiring 01/22/26	JPM	CHF	99	125,367	125,635	—	(268)
Expiring 01/22/26	SSB	CHF	100	127,130	127,070	60	—
Expiring 03/17/26	MSI	CHF	45	57,006	57,149	—	(143)
Expiring 03/17/26	WBC	CHF	51	65,226	65,422	—	(196)
Thai Baht,
Expiring 03/18/26	HSBC	THB	88,787	2,818,280	2,834,530	—	(16,250)
Expiring 03/18/26	JPM	THB	20,887	665,000	666,815	—	(1,815)
Expiring 03/18/26	MSI	THB	16,138	515,000	515,191	—	(191)

				$320,595,645	$323,021,099	38,214	(2,463,668)

						$510,046	$(2,765,812)

Cross currency exchange contracts outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	AUD	772	EUR	439	$—	$(2,022)	BNP
01/22/26	Buy	CZK	3,789	EUR	155	1,628	—	MSI
01/22/26	Buy	EUR	234	PLN	987	338	—	CITI
01/22/26	Buy	PLN	664	EUR	157	441	—	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Cross currency exchange contracts outstanding at December 31, 2025 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
01/22/26	Buy	SEK	4,769	EUR	439	$2,054	$—	BNP

						$4,461	$(2,022)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000	%(Q)	500	$36,527	$239	$36,288	DB
Dominican Republic	12/20/30	1.000	%(Q)	500	9,300	239	9,061	DB
Emirate of Abu Dhabi	12/20/30	1.000	%(Q)	500	(16,723)	239	(16,962)	DB
Federal Republic of Nigeria	12/20/30	1.000	%(Q)	500	43,924	239	43,685	DB
Federation of Malaysia	12/20/30	1.000	%(Q)	500	(14,247)	239	(14,486)	DB
Federative Republic of Brazil	12/20/30	1.000	%(Q)	2,250	37,495	1,076	36,419	DB
Kingdom of Bahrain	12/20/30	1.000	%(Q)	500	17,927	239	17,688	DB
Kingdom of Morocco	12/20/30	1.000	%(Q)	500	(7,178)	239	(7,417)	DB
Kingdom of Saudi Arabia	12/20/30	1.000	%(Q)	2,250	(34,011)	1,076	(35,087)	DB
People’s Republic of China	12/20/30	1.000	%(Q)	2,250	(58,454)	1,076	(59,530)	DB
Republic of Argentina	12/20/30	1.000	%(Q)	500	105,345	239	105,106	DB
Republic of Chile	12/20/30	1.000	%(Q)	1,000	(26,417)	478	(26,895)	DB
Republic of Colombia	12/20/30	1.000	%(Q)	1,500	70,456	717	69,739	DB
Republic of Indonesia	12/20/30	1.000	%(Q)	1,750	(25,133)	837	(25,970)	DB
Republic of Ivory Coast	12/20/30	1.000	%(Q)	500	33,001	239	32,762	DB
Republic of Panama	12/20/30	1.000	%(Q)	750	8,032	359	7,673	DB
Republic of Peru	12/20/30	1.000	%(Q)	750	(10,322)	359	(10,681)	DB
Republic of Philippines	12/20/30	1.000	%(Q)	750	(14,898)	359	(15,257)	DB
Republic of South Africa	12/20/30	1.000	%(Q)	2,250	34,438	1,076	33,362	DB
Republic of Turkey	12/20/30	1.000	%(Q)	2,250	101,557	1,076	100,481	DB
Sultanate of Oman	12/20/30	1.000	%(Q)	500	(7,339)	239	(7,578)	DB
United Mexican States	12/20/30	1.000	%(Q)	2,250	(10,963)	1,076	(12,039)	DB

					$272,317	$11,955	$260,362

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	25,000	1.242%	$(261,879)	$(14,344)	$(247,535)	DB

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)	415	$ (8,933)	$ (2,944)	$ (5,989)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000	%(Q)	415	$(9,304)	$(2,571)	$(6,733)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000	%(Q)	400	1,383	14,781	(13,398)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)	270	(3,779)	2,858	(6,637)	BNP
Republic of France	12/20/30	0.250	%(Q)	190	(987)	(564)	(423)	BARC
Republic of Italy	12/20/27	1.000	%(Q)	EUR1,370	(31,047)	(19,366)	(11,681)	BARC
Republic of Italy	12/20/30	1.000	%(Q)	285	(9,481)	(10,692)	1,211	BARC
Republic of South Africa	12/20/28	1.000	%(Q)	900	(6,565)	52,232	(58,797)	JPM
Republic of South Africa	12/20/28	1.000	%(Q)	600	(4,377)	34,078	(38,455)	MSI

					$(73,090)	$67,812	$(140,902)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000	%(Q)		255	0.348%	$6,975	$6,281	$694	GSI
Bank of Nova Scotia	12/20/26	1.000	%(Q)		128	0.138%	1,096	890	206	CITI
Barclays Bank PLC	06/20/26	1.000	%(Q)	EUR	135	0.215%	631	504	127	GSI
Citigroup, Inc.	12/20/26	1.000	%(Q)		870	0.284%	6,223	5,813	410	GSI
Federative Republic of Brazil	06/20/26	1.000	%(Q)		100	0.488%	267	278	(11)	BARC
Kingdom of Norway	12/20/26	—	%(Q)		420	0.047%	(191)	(203)	12	BARC
Kingdom of Saudi Arabia	03/20/26	1.000	%(Q)		90	0.231%	175	148	27	CITI
Kingdom of Saudi Arabia	06/20/26	1.000	%(Q)		90	0.238%	346	310	36	CITI
Kingdom of Spain	06/20/26	1.000	%(Q)	EUR	152	0.028%	868	807	61	BARC
Kingdom of Spain	06/20/26	—	%(Q)	EUR	100	0.028%	(15)	(11)	(4)	BARC
Nomura Holdings, Inc.	06/20/26	1.000	%(Q)		331	0.242%	1,266	1,162	104	BARC
Oracle Corp.	06/20/30	1.000	%(Q)		115	1.367%	(1,665)	2,341	(4,006)	GSI
People’s Republic of China	06/20/29	1.000	%(Q)		830	0.367%	17,452	7,156	10,296	JPM
Republic of Estonia	12/20/26	1.000	%(Q)		240	0.199%	1,915	440	1,475	JPM
Republic of France	12/20/30	0.250	%(Q)		190	0.298%	(405)	(1,162)	757	BARC
Republic of France	06/20/34	0.250	%(Q)		465	0.538%	(9,629)	(8,679)	(950)	CITI
Republic of France	12/20/34	0.250	%(Q)		1,195	0.566%	(28,416)	(25,683)	(2,733)	BOA
Republic of France	12/20/34	0.250	%(Q)		470	0.566%	(11,177)	(13,739)	2,562	BOA
Republic of France	12/20/34	0.250	%(Q)		40	0.566%	(951)	(1,227)	276	BOA
Republic of France	06/20/35	0.250	%(Q)		1,450	0.590%	(38,772)	(48,404)	9,632	BARC
Republic of France	06/20/35	0.250	%(Q)		510	0.590%	(13,637)	(17,271)	3,634	BARC
Republic of Italy	12/20/30	1.000	%(Q)		285	0.281%	9,481	8,012	1,469	BARC
Republic of Italy	12/20/34	1.000	%(Q)		185	0.542%	6,466	(1,031)	7,497	CITI
Republic of Italy	12/20/34	1.000	%(Q)		185	0.542%	6,466	(1,031)	7,497	CITI
Republic of Panama	06/20/26	1.000	%(Q)		138	0.459%	388	322	66	CITI
Republic of Romania	12/20/26	1.000	%(Q)		19	0.379%	119	91	28	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		207	0.115%	1,819	1,765	54	MSI
Slovak Republic	12/20/27	1.000	%(Q)		75	0.155%	1,238	1,192	46	BARC
Standard Chartered PLC	12/20/26	1.000	%(Q)		80	0.187%	648	636	12	MSI
State of Qatar	12/20/26	1.000	%(Q)		125	0.084%	1,136	1,054	82	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR	310	0.049%	$371	$224	$147	BARC

							$(39,512)	$(79,015)	$39,503

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	13,000	0.500%	$271,081	$297,979	$26,898
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	22,300	0.500%	498,361	511,149	12,788

						$769,442	$809,128	$39,686

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	500	*	$(5,652)	$(12,162)	$6,510	CITI
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	480	*	(5,426)	(6,003)	577	CITI
CMBX.NA.18.AAA	12/17/57	0.500	%(M)	600	*	1,091	701	390	GSI

						$(9,987)	$(17,464)	$7,477

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.121%	$(12,585)	$(14,388)	$(1,803)
AUD	360	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 4.121%	(12,134)	(18,466)	(6,332)
AUD	910	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 4.121%	(41,414)	(63,927)	(22,513)
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.121%	(72,255)	(90,389)	(18,134)
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.121%	(20,336)	(31,444)	(11,108)
AUD	940	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.121%	—	(21,082)	(21,082)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.121%	(18,357)	(24,757)	(6,400)
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 2.300%	(1,120)	8,173	9,293
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	1,502	22,247	20,745
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	(899)	21,188	22,087
CAD	535	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	19,039	12,553	(6,486)
CAD	645	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	16,947	14,223	(2,724)
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.300%	(1,298)	(3,110)	(1,812)
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(34,182)	(34,182)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.079)%	—	37,155	37,155
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.079)%	(30,329)	(35,539)	(5,210)
CHF	340	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(8,459)	(8,459)
CHF	295	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.079)%	54,665	52,642	(2,023)
CHF	735	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(6,974)	(6,974)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(2,823)	(2,823)
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.800%	—	(566)	(566)
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(63)	75,515	75,578
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	56,142	56,142
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	35,404	109,802	74,398
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	23,376	23,376
CNH	31,900	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	134,648	172,202	37,554
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	997	31,871	30,874
CNH	6,040	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	913	(1,875)	(2,788)
CNH	26,205	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(13,815)	(11,518)	2,297
CNH	37,700	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	(29,836)	(29,836)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(17,895)	(17,895)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.237%	(14,042)	(34,080)	(20,038)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(23,974)	(23,974)
EUR	460	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	1,862	1,862
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(56,105)	(52,288)	3,817
EUR	795	11/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(15,338)	(8,600)	6,738
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	59,844	59,844
EUR	1,827	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	49,609	49,609
EUR	1,169	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	28,665	28,665
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.921%	139	184	45
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	39,856	18,747	(21,109)
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	(13,904)	(13,904)

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.107%	$—	$237,716	$237,716
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(233,326)	(233,326)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	563,978	563,978
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(553,634)	(553,634)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	(874,644)	(874,644)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	224,728	224,728
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(218,011)	(218,011)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.107%	796	24,852	24,056
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	(428)	(4,119)	(3,691)
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(45,884)	(64,032)	(18,148)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(253,979)	(427,718)	(173,739)
EUR	1,235	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.107%	(886)	126,013	126,899
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(65,128)	71,107	136,235
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(79,656)	229,697	309,353
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.726%	(50,071)	(73,060)	(22,989)
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 3.726%	389,270	236,466	(152,804)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.726%	(37,424)	(51,664)	(14,240)
GBP	815	05/08/30	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	13,796	13,398	(398)
GBP	2,500	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(192,636)	473,001	665,637
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(13,710)	112,574	126,284
GBP	2,460	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.726%	(417,171)	(625,094)	(207,923)
GBP	895	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	(45,569)	(37,771)	7,798
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	21,239	(82,302)	(103,541)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.726%	310,954	347,093	36,139
GBP	305	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.726%	9,648	21,702	12,054
GBP	510	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.726%	32,127	39,562	7,435
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	618,322	(2,326,038)	(2,944,360)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 3.726%	44,587	213,060	168,473
GBP	165	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(11,580)	(20,726)	(9,146)
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.390%	—	(53,221)	(53,221)
ILS	1,415	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.250%	376	4,660	4,284
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(1,972)	(7,062)	(5,090)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	15,106	18,012	2,906
JPY	475,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(13,036)	(23,959)	(10,923)
JPY	189,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	14,911	14,911
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(51,677)	(141,605)	(89,928)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(21,751)	(21,751)
JPY	220,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.727%	(7,286)	(33,920)	(26,634)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	28,861	37,360	8,499
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.727%	6,717	(269,457)	(276,174)
JPY	80,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.727%	2,458	19,364	16,906
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.727%	6,247	12,625	6,378
JPY	215,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(18,008)	(58,440)	(40,432)
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(3,662)	(10,956)	(7,294)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(24,807)	(47,053)	(22,246)
JPY	100,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.727%	6,143	(34,571)	(40,714)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	5,630	(269,265)	(274,895)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(20,423)	(33,411)	(12,988)
JPY	60,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(11,475)	(37,315)	(25,840)
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.727%	8,944	(623,000)	(631,944)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(17,090)	(29,572)	(12,482)
JPY	85,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(29,071)	(75,703)	(46,632)
JPY	60,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(3,061)	(3,061)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.727%	8,700	(174,076)	(182,776)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(39,268)	(73,567)	(34,299)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(42,465)	(76,971)	(34,506)
JPY	90,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	(221)	97,985	98,206
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	35,995	(917,773)	(953,768)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	74,035	172,462	98,427

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	$—	$53,389	$53,389
JPY	100,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	8,656	(132,979)	(141,635)
JPY	35,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(32,644)	(48,325)	(15,681)
JPY	45,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(18,400)	(18,400)
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	441	441
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(136,161)	(136,161)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(6,042)	(2,579)	3,463
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	2,402	2,402
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	2,752	(4,259)	(7,011)
KRW	1,351,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	45,920	(4,254)	(50,174)
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	(5,561)	(5,561)
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	812	812
MYR	200	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	1,118	675	(443)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(27,890)	(27,890)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.515%	—	(34,685)	(34,685)
NZD	190	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.515%	6,613	3,444	(3,169)
NZD	800	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.515%	—	6,304	6,304
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 3.870%	—	(51,531)	(51,531)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 1.958%	—	(47,386)	(47,386)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.895%	(1,422)	(21,441)	(20,019)
SGD	240	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.895%	9,831	4,976	(4,855)
SGD	165	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(6,152)	(6,152)
SGD	315	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(11,750)	(11,750)
SGD	215	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.895%	—	(7,607)	(7,607)
THB	60,550	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.246%	—	(69)	(69)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	1,989	1,989
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	34,987	34,987
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	29,145	29,145
THB	5,700	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	10,085	10,085
THB	17,480	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.246%	37,104	42,126	5,022
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	11,599	11,599
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.870%	—	15,282	15,282
	35,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	61,208	223,904	162,696
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(381,360)	(381,360)
	29,490	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	—	(3,889)	(3,889)
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	1,566	(83,158)	(84,724)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(32,566)	(32,566)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	4,768	449,469	444,701
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.870%	—	213,340	213,340
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(42,455)	(42,455)
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(18,623)	(485,454)	(466,831)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(20,460)	(20,460)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(8,628)	(8,628)
	630	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(7,881)	(7,881)
	155	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(951)	(951)
	600	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	6,391	6,391
	17,820	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(382,438)	(382,438)
	845	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.870%	(34,938)	(20,089)	14,849
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.870%	(294,165)	(344,629)	(50,464)
	10,980	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(76,041)	(651,746)	(575,705)
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.870%	—	5,961	5,961
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.870%	(2,351)	(24,245)	(21,894)
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	1,182,250	1,276,084	93,834
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	311,266	349,815	38,549
	3,975	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	16,380	158,289	141,909
	13,760	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	201,236	547,936	346,700
	400	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.870%	—	33,319	33,319

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
9,720	12/16/54	3.719	%(A)	1 Day SOFR(1)(A)/ 3.870%	$75,344	$748,592	$673,248
13,585	12/20/54	3.825	%(A)	1 Day SOFR(1)(A)/ 3.870%	—	802,109	802,109
1,035	05/11/55	3.850	%(A)	1 Day SOFR(1)(A)/ 3.870%	46,537	59,522	12,985
455	05/10/74	3.420	%(A)	1 Day SOFR(1)(A)/ 3.870%	4,698	55,789	51,091
690	05/11/74	1.950	%(A)	1 Day SOFR(1)(A)/ 3.870%	3,109	37,605	34,496

					$1,693,518	$(2,914,795)	$(4,608,313)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL 3,298	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(11,628)	$—	$(11,628)	GSI
BRL 3,298	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	10,858	—	10,858	GSI
CNH 1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	7,355	—	7,355	MSI
CNH 700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	4,361	—	4,361	MSI
MYR8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(9,062)	(22)	(9,040)	HSBC
MYR1,505	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	4,795	—	4,795	JPM
MYR1,500	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(6,818)	(1)	(6,817)	JPM

				$(139)	$(23)	$(116)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.650%	ML	04/01/26	10,982	$(1,113)	$—	$(1,113)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	14,400	(263,203)	—	(263,203)

					$(264,316)	$—	$(264,316)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$156,031	$(187,110)	$575,528	$(921,055)

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$2,972,401
GS	1,009,000	8,945,281
MLC	—	5,997,365

Total	$1,009,000	$17,915,047

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$197,566,737	$—	$—
Fixed Income	943,802,963	—	—
International Equity	27,100,793	—	—
Common Stocks	344,741,303	143,507,100	—
Preferred Stocks	—	564,885	—
Unaffiliated Exchange-Traded Funds	422,949,017	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	1,811,246	—
Collateralized Loan Obligations	—	263,497,506	—
Consumer Loans	—	2,730,295	—
Credit Cards	—	677,060	—
Home Equity Loans	—	634,434	—
Other	—	750,566	—
Residential Mortgage-Backed Securities	—	65,784	—
Student Loans	—	115,562	—
Commercial Mortgage-Backed Securities	—	25,381,278	—
Corporate Bonds	—	217,774,135	—
Floating Rate and Other Loans	—	10,102,882	—
Residential Mortgage-Backed Securities	—	1,990,033	—
Sovereign Bonds	—	92,868,385	—
U.S. Government Agency Obligations	—	21,620,748	—
U.S. Treasury Obligations	—	130,289,046	—
Options Purchased	—	5,978	—
Short-Term Investments
Affiliated Mutual Funds	279,224,473	—	—
U.S. Treasury Obligation	—	11,927,041	—
Options Purchased	23,672	129,627	—

Total	$2,215,408,958	$926,443,591	$—

Liabilities
Long-Term Investments
Options Written	$—	$(4,821)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Short-Term Investments
Options Written	$—	$(339,047)	$—

Total	$—	$(343,868)	$—

Other Financial Instruments*
Assets
Futures Contracts	$546,492	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	510,046	—
OTC Cross Currency Exchange Contracts	—	4,461	—
OTC Packaged Credit Default Swap Agreements	—	498,002	—
Centrally Cleared Credit Default Swap Agreements	—	39,686	—
OTC Credit Default Swap Agreements	—	67,820	—
Centrally Cleared Interest Rate Swap Agreements	—	6,688,479	—
OTC Interest Rate Swap Agreements	—	27,369	—

Total	$546,492	$7,835,863	$—

Liabilities
Futures Contracts	$(2,391,169)	$—	$—
OTC Bond Forward Contract	—	(229,003)	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,765,812)	—
OTC Cross Currency Exchange Contracts	—	(2,022)	—
OTC Packaged Credit Default Swap Agreements	—	(487,564)	—
OTC Credit Default Swap Agreements.	—	(190,409)	—
Centrally Cleared Interest Rate Swap Agreements	—	(11,296,792)	—
OTC Interest Rate Swap Agreements	—	(27,508)	—
OTC Total Return Swap Agreements	—	(264,316)	—

Total	$(2,391,169)	$(15,263,426)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	46.2%
Unaffiliated Exchange-Traded Funds	13.5
Collateralized Loan Obligations	8.4
U.S. Treasury Obligations	4.6
Sovereign Bonds	3.0
Banks	2.6
Semiconductors & Semiconductor Equipment	1.5
Software	1.1
Pharmaceuticals	0.8
Interactive Media & Services	0.8
Commercial Mortgage-Backed Securities	0.8
Technology Hardware, Storage & Peripherals	0.7
Electric	0.7
U.S. Government Agency Obligations	0.7
Insurance	0.6
Capital Markets	0.6
Aerospace & Defense	0.5
Oil, Gas & Consumable Fuels	0.5
Media	0.5
Broadline Retail	0.4
Financial Services	0.4

Automobiles	0.4%
Telecommunications	0.4
Real Estate Investment Trusts (REITs)	0.4
Retail	0.4
Machinery	0.3
Oil & Gas	0.3
Health Care Equipment & Supplies	0.3
Biotechnology	0.3
Electric Utilities	0.3
Consumer Staples Distribution & Retail	0.3
Specialty Retail	0.3
Entertainment	0.3
Pipelines	0.3
Electrical Equipment	0.3
Commercial Services	0.3
Hotels, Restaurants & Leisure	0.3
Home Builders	0.2
Health Care Providers & Services	0.2
Metals & Mining	0.2
Real Estate	0.2
Foods	0.2
Auto Manufacturers	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Chemicals	0.2%
Diversified Financial Services	0.2
IT Services	0.2
Food Products	0.2
Diversified Telecommunication Services	0.2
Trading Companies & Distributors	0.1
Consumer Finance	0.1
Transportation	0.1
Industrial Conglomerates	0.1
Electronic Equipment, Instruments & Components	0.1
Beverages	0.1
Healthcare-Services	0.1
Building Materials	0.1
Tobacco	0.1
Textiles, Apparel & Luxury Goods	0.1
Life Sciences Tools & Services	0.1
Auto Parts & Equipment	0.1
Building Products	0.1
Multi-Utilities	0.1
Communications Equipment	0.1
Ground Transportation	0.1
Household Products	0.1
Construction & Engineering	0.1
Consumer Loans	0.1
Professional Services	0.1
Mining	0.1
Holding Companies-Diversified	0.1
Internet	0.1
Real Estate Management & Development	0.1
Household Durables	0.1
Healthcare-Products	0.1
Residential Mortgage-Backed Securities	0.1
Airlines	0.1
Industrial REITs	0.1
Commercial Services & Supplies	0.1
Specialized REITs	0.1
Construction Materials	0.1
Gas Utilities	0.1
Lodging	0.1
Personal Care Products	0.1
Wireless Telecommunication Services	0.1
Marine Transportation	0.1
Passenger Airlines	0.1
Multi-National	0.1
Packaging & Containers	0.1

Electrical Components & Equipment	0.1%
Automobile Components	0.0	*
Air Freight & Logistics	0.0	*
Energy Equipment & Services	0.0	*
Semiconductors	0.0	*
Engineering & Construction	0.0	*
Housewares	0.0	*
Health Care REITs	0.0	*
Retail REITs	0.0	*
Electronics	0.0	*
Iron/Steel	0.0	*
Gas	0.0	*
Diversified REITs	0.0	*
Other	0.0	*
Diversified Consumer Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Credit Cards	0.0	*
Home Equity Loans	0.0	*
Hotel & Resort REITs	0.0	*
Investment Companies	0.0	*
Machinery-Diversified	0.0	*
Leisure Products	0.0	*
Computers	0.0	*
Trucking & Leasing	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Savings & Loans	0.0	*
Leisure Time	0.0	*
Containers & Packaging	0.0	*
Residential REITs	0.0	*
Environmental Control	0.0	*
Apparel	0.0	*
Distributors	0.0	*
Options Purchased	0.0	*
Office REITs	0.0	*
Water Utilities	0.0	*
Student Loans	0.0	*
Agriculture	0.0	*

	100.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.4)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$1,113
Credit contracts	Due from/to broker-variation margin swaps	39,686	*	—	—
Credit contracts	Premiums paid for OTC swap agreements	156,031		Premiums received for OTC swap agreements	187,087
Credit contracts	Unaffiliated investments	11,493		Options written outstanding, at value	63,721
Credit contracts	Unrealized appreciation on OTC swap agreements	548,159		Unrealized depreciation on OTC swap agreements	629,254
Equity contracts	Due from/to broker-variation margin futures	175,232	*	Due from/to broker-variation margin futures	237,125	*
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	380,417	*
Foreign exchange contracts	Unaffiliated investments	7,178		Options written outstanding, at value	170,714
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,461		Unrealized depreciation on OTC cross currency exchange contracts	2,022
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	510,046		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,765,812
Interest rate contracts	Due from/to broker-variation margin futures	371,260	*	Due from/to broker-variation margin futures	1,773,627	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,688,479	*	Due from/to broker-variation margin swaps	11,296,792	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	23
Interest rate contracts	Unaffiliated investments	140,606		Options written outstanding, at value	109,433
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	229,003
Interest rate contracts	Unrealized appreciation on OTC swap agreements	27,369		Unrealized depreciation on OTC swap agreements	290,688

		$8,680,000			$18,136,831

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$—	$298,165
Credit contracts	(388,195)	535,667	—	—	—	(564,846)
Equity contracts	—	—	7,204,737	—	—	—
Foreign exchange contracts	(285,455)	1,419,996	(4,396,022)	—	(12,857,515)	—
Interest rate contracts	(8,938)	60,897	8,466,737	100,107	—	(2,377)

Total	$(682,588)	$2,016,560	$11,275,452	$100,107	$(12,857,515)	$(269,058)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$—	$(1,113)
Credit contracts	(72,401)	81,313	—	—	—	149,218
Equity contracts	—	—	3,274,520	—	—	—
Foreign exchange contracts	(58,400)	(3,585)	(1,347,802)	—	(10,507,868)	—
Interest rate contracts	(79,684)	99,504	4,946,970	(229,003)	—	(1,870,139)

Total	$(210,485)	$177,232	$6,873,688	$(229,003)	$(10,507,868)	$(1,722,034)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$208,505
Options Written (2)	282,207,691
Futures Contracts - Long Positions (2)	670,005,299
Futures Contracts - Short Positions (2)	142,463,718
Bond Forward Contracts - Purchased (2)	5,875,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	88,956,481
Forward Foreign Currency Exchange Contracts - Sold (3)	313,729,304
Cross Currency Exchange Contracts (4)	3,062,703
Credit Default Swap Agreements - Buy Protection (2)	46,683,664
Credit Default Swap Agreements - Sell Protection (2)	63,826,869
Interest Rate Swap Agreements (2)	570,816,022
Total Return Swap Agreements (2)	58,540,971

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$18,301,663	$(18,301,663)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$90,071	$(364,107)	$(274,036)	$274,036	$—
BARC(6)	14,391	(1,306)	13,085	—	13,085
BNP(4)	110,250	(261,653)	(151,403)	127,914	(23,489)
BNP(6)	7,955	(144,703)	(136,748)	—	(136,748)

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY(4)	$—	$(111,496)	$(111,496)	$76,299	$(35,197)
BOA(4)	24,540	(82,821)	(58,281)	—	(58,281)
CITI(4)	84,683	(546,596)	(461,913)	406,753	(55,160)
CITI(5)	9,157	(5,229)	3,928	—	3,928
CITI(6)	220	(10,934)	(10,714)	—	(10,714)
DB(4)	529,516	(1,300,533)	(771,017)	771,017	—
GSI(4)	49,208	(103,557)	(54,349)	54,349	—
GSI(5)	3,310	(14,326)	(11,016)	—	(11,016)
GSI(6)	41,513	(4,112)	37,401	—	37,401
HSBC(4)	6,374	(122,392)	(116,018)	97,494	(18,524)
HSBC(6)	19,823	(11,744)	8,079	—	8,079
JPM(4)	159,687	(515,799)	(356,112)	334,688	(21,424)
ML(3)	—	(1,113)	(1,113)	—	(1,113)
MSI(4)	201,544	(258,382)	(56,838)	56,838	—
MSI(5)	10,373	(17,131)	(6,758)	—	(6,758)
MSI(6)	5,780	(63,249)	(57,469)	—	(57,469)
RBC(4)	387	(8,486)	(8,099)	—	(8,099)
SSB(4)	60	(192,466)	(192,406)	192,406	—
TD(4)	10,077	—	10,077	—	10,077
UAG(4)	—	(304,799)	(304,799)	304,799	—
WBC(5)	2,752	(1,936)	816	—	816

	$1,381,671	$(4,448,870)	$(3,067,199)	$2,696,593	$(370,606)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $18,301,663:
Unaffiliated investments (cost $1,555,033,815)	$1,694,157,583
Affiliated investments (cost $1,268,582,115)	1,447,694,966
Foreign currency, at value (cost $1,160,788)	1,164,475
Dividends and interest receivable	8,420,164
Tax reclaim receivable	1,231,144
Deposit with broker for centrally cleared/exchange-traded derivatives	1,009,000
Receivable for investments sold	933,948
Receivable for Portfolio shares sold	653,769
Unrealized appreciation on OTC swap agreements	575,528
Unrealized appreciation on OTC forward foreign currency exchange contracts	510,046
Premiums paid for OTC swap agreements	156,031
Due from broker-variation margin swaps	12,345
Unrealized appreciation on OTC cross currency exchange contracts	4,461
Receivable from affiliate	2,031
Prepaid expenses and other assets	25,400

Total Assets	3,156,550,891

LIABILITIES
Payable to broker for collateral for securities on loan	18,801,385
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,765,812
Payable for Portfolio shares purchased	2,257,148
Management fee payable	1,445,951
Unrealized depreciation on OTC swap agreements	921,055
Due to broker-variation margin futures	794,086
Payable to affiliate	400,677
Accrued expenses and other liabilities	374,171
Options written outstanding, at value (premiums received $489,669)	343,868
Unrealized depreciation on OTC bond forward contracts	229,003
Premiums received for OTC swap agreements	187,110
Payable for investments purchased	179,819
Distribution fee payable	123,155
Trustees’ fees payable	2,310
Unrealized depreciation on OTC cross currency exchange contracts	2,022
Affiliated transfer agent fee payable	478

Total Liabilities	28,828,050

NET ASSETS	$3,127,722,841

Net assets were comprised of:
Partners’ Equity	$3,127,722,841

Net asset value and redemption price per share, $3,127,722,841 / 132,029,124 outstanding shares of beneficial interest	$23.69

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $24,402 foreign withholding tax)	$38,227,483
Unaffiliated dividend income (net of $475,929 foreign withholding tax, of which $76,219 is reimbursable by an affiliate)	14,714,585
Affiliated dividend income	13,220,298
Income from securities lending, net (including affiliated income of $37,830)	41,392

Total income	66,203,758

EXPENSES
Management fee	18,548,236
Distribution fee	7,941,648
Custodian and accounting fees	566,131
Audit fee	115,752
Professional fees	83,922
Trustees’ fees	62,140
Shareholders’ reports	17,313
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	121,594

Total expenses	27,467,076
Less: Fee waiver and/or expense reimbursement	(1,448,671)
Distribution fee waiver	(406,820)

Net expenses	25,611,585

NET INVESTMENT INCOME (LOSS)	40,592,173

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $55,972,643) (net of foreign capital gains taxes $4,014)	145,733,312
Futures transactions	11,275,452
Bond forward contract transactions	100,107
Forward and cross currency contract transactions	(12,857,515)
Options written transactions	2,016,560
Swap agreements transactions	(269,058)
Foreign currency transactions	2,495,117

148,493,975

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $54,388,755) (net of change in foreign capital gains taxes $(1,004))	147,306,887
Futures	6,873,688
Bond forward contracts	(229,003)
Forward and cross currency contracts	(10,507,868)
Options written	177,232
Swap agreements	(1,722,034)
Foreign currencies	340,252

142,239,154

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	290,733,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$331,325,302

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$40,592,173	$57,416,848
Net realized gain (loss) on investment and foreign currency transactions	148,493,975	173,255,712
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	142,239,154	31,103,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	331,325,302	261,775,615

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,368,280 and 10,646,838 shares, respectively]	204,989,128	220,238,557
Portfolio shares purchased [33,491,824 and 37,543,485 shares, respectively]	(731,121,099)	(773,391,054)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(526,131,971)	(553,152,497)

TOTAL INCREASE (DECREASE)	(194,806,669)	(291,376,882)
NET ASSETS:
Beginning of year	3,322,529,510	3,613,906,392

End of year	$3,127,722,841	$3,322,529,510

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$21.28	$19.74	$17.66	$20.93	$19.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29	0.34	0.34	0.21	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.12	1.20	1.74	(3.48)	1.21

Total from investment operations	2.41	1.54	2.08	(3.27)	1.23

Net Asset Value, end of year	$23.69	$21.28	$19.74	$17.66	$20.93

Total Return(b)	11.33%	7.80%	11.78%	(15.62)%	6.24%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,128	$3,323	$3,614	$3,554	$6,028
Average net assets (in millions)	$3,177	$3,526	$3,518	$4,535	$6,263
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81%	0.83%	0.84%	0.82%	0.45%
Expenses before waivers and/or expense reimbursement	0.86%	0.91%	0.91%	0.90%	0.57%
Net investment income (loss)	1.28%	1.63%	1.84%	1.12%	0.10%
Portfolio turnover rate(d)(e)	50%	70%	85%	69%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A232

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2025 consisted of 33 separate portfolios. The information presented in these financial statements pertains only to the 4 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective
AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Multi-Asset Diversified Portfolio (“Multi-Asset Diversified”) formerly known as AST Advanced Strategies Portfolio	High level of absolute return by
using traditional and
non-traditional investment
strategies and by investing in
domestic and foreign equity and
fixed income securities, derivative
instruments and other investment
companies.
AST PGIM Aggressive Multi-Asset Portfolio (“PGIM Aggressive Multi-Asset”) formerly known as AST Prudential Growth Allocation Portfolio	Highest potential total return consistent with its specified level of risk tolerance.
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

B1

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/orAST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other

B2

loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Portfolios’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes

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recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Portfolios invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Portfolio to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

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Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into

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for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily

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enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value

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of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The

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Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Balanced Asset Allocation	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Putnam Investment Management LLC (“Putnam”)
Multi-Asset Diversified	Jennison; J.P. Morgan; PFI; PGIM Quantitative Solutions; PGIM Real Estate (a business unit of PGIM, Inc.); Putnam
PGIM Aggressive Multi-Asset	Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; PGIM Real Estate
Preservation Asset Allocation	J.P. Morgan; Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; Putnam

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Contractual Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Balanced Asset Allocation#	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.58%	0.52%
Multi-Asset Diversified	0.6125% first $10 billion; 0.5925% on next $ 2.5 billion; 0.5725% on next $ 2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.61%	0.52%
PGIM Aggressive Multi-Asset	0.6425% first $6 billion; 0.6125% on next $4 billion; 0.5925% on next $ 2.5 billion; 0.5725% on next $ 2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%	0.62%

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Portfolio	Contractual Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Preservation Asset Allocation#	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.58%	0.54%

Portfolio	Fee Waivers and/or Expense Limitations(1)
Multi-Asset Diversified	contractually waive 0.05% through June 30, 2026

(1)

For Balanced Asset Allocation, Multi-Asset Diversified and Preservation Asset Allocation, the Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolios’ investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolios’ investment in any fund managed or subadvised by the Subadviser.

#	Management fees are calculated based on an aggregation of net assets of Aggressive Asset Allocation, Balanced Asset Allocation, Multi-Asset Diversified Plus and Preservation Asset Allocation.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Balanced Asset Allocation, Multi-Asset Diversified and Preservation Asset Allocation Portfolios, that are invested in other portfolios of the Trust.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
Balanced Asset Allocation	$10,435
Multi-Asset Diversified	827
PGIM Aggressive Multi-Asset	22,372
Preservation Asset Allocation	672

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc., PGIM Real Estate and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B10

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Balanced Asset Allocation	$824,474
Multi-Asset Diversified	326,469
PGIM Aggressive Multi-Asset	567,251
Preservation Asset Allocation	76,219

B11

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Balanced Asset Allocation	$960,765
Multi-Asset Diversified	390,976
PGIM Aggressive Multi-Asset	673,720
Preservation Asset Allocation	76,583

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Balanced Asset Allocation	$12,309,655,933	$14,527,804,734
Multi-Asset Diversified	3,140,297,747	3,894,961,285
PGIM Aggressive Multi-Asset	8,696,631,924	10,653,726,721
Preservation Asset Allocation	1,233,577,010	1,638,050,927

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

Balanced Asset Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST Large-Cap Growth Portfolio*
$1,624,867,938	$ —	$ 413,485,000	$27,579,859	$164,204,646	$1,403,167,443	12,704,096	$ —	$—

AST Large-Cap Value Portfolio*
615,333,318	—	162,800,000	29,239,916	47,358,030	529,131,264	8,670,019	—	—

AST PGIM Fixed Income Central Portfolio*
4,257,580,120	311,433,654	1,037,820,198	191,777,151	130,536,464	3,853,507,191	322,469,221	—	—

AST Small-Cap Equity Portfolio*
434,439,986	—	96,630,000	10,369,844	16,018,283	364,198,113	4,229,943	—	—

PGIM Global Real Estate Fund
36,882,757	72,019,294	62,633,000	956,904	(700,180)	46,525,775	2,266,234	692,295	—

PGIM Jennison Emerging Markets Equity Opportunities Fund
27,963,262	30,469,383	46,775,000	802,284	(316,111)	12,143,818	615,812	269,382	—

PGIM Jennison Natural Resources Fund
—	45,050,487	47,285,000	301,893	3,608,180	1,675,560	22,643	20,487	—

PSF PGIM High Yield Bond Portfolio*
76,282,001	134,151,000	157,445,000	2,430,014	2,757,761	58,175,776	7,429,856	—	—
$7,073,349,382	$ 593,123,818	$ 2,024,873,198	$263,457,865	$363,467,073	$6,268,524,940		$ 982,164	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
—	1,159,002	1,159,002	—	—	—	—	988	—

PGIM Core Ultra Short Bond Fund(wa)
2,610,885,565	8,657,955,968	9,395,985,645	—	—	1,872,855,888	1,872,855,888	94,518,246	—

B12

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
$ 239,766,356	$ 2,971,593,173	$2,916,426,726	$ —	$ (6,558)	$ 294,926,245	295,103,307	$ 482,075	(1)	$—
$2,850,651,921	$11,630,708,143	$12,313,571,373	$ —	$ (6,558)	$2,167,782,133		$95,001,309		$—
$9,924,001,303	$12,223,831,961	$14,338,444,571	$263,457,865	$363,460,515	$8,436,307,073		$95,983,473		$—

Multi-Asset Diversified

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST Large-Cap Growth Portfolio*
$ 167,246,950	$ 10,588,900	$ 69,625,959	$ 3,885,047	$22,562,660	$ 134,657,598	1,219,172	$ —		$—

AST Large-Cap Value Portfolio*
150,461,229	34,872,752	55,231,688	10,758,709	9,327,957	150,188,959	2,460,904	—		—

AST PGIM Fixed Income Central Portfolio*
655,740,456	21,918,674	250,262,422	12,170,414	31,253,287	470,820,409	39,399,197	—		—

AST Small-Cap Equity Portfolio*
87,047,850	3,318,570	27,381,335	(162,665)	4,778,770	67,601,190	785,147	—		—

PGIM Jennison Emerging Markets Equity Opportunities Fund
—	11,249,629	11,194,383	(637)	(39,748)	14,861	754	330		—

PSF PGIM High Yield Bond Portfolio*
19,660,879	17,802,480	36,399,715	163,093	697,959	1,924,696	245,810	—		—
$1,080,157,364	$ 99,751,005	$ 450,095,502	$26,813,961	$68,580,885	$ 825,207,713		$ 330		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
—	140,216	140,216	—	—	—	—	216		—

PGIM Core Ultra Short Bond Fund(wa)
387,876,372	2,127,540,691	2,198,360,525	—	—	317,056,538	317,056,538	15,649,056		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
204,302,930	1,851,732,822	1,826,294,944	1,759	8,173	229,750,740	229,888,674	362,911	(1)	—
$ 592,179,302	$3,979,413,729	$4,024,795,685	$ 1,759	$ 8,173	$ 546,807,278		$16,012,183		$—
$1,672,336,666	$4,079,164,734	$4,474,891,187	$26,815,720	$68,589,058	$1,372,014,991		$16,012,513		$—

PGIM Aggressive Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST PGIM Fixed Income Central Portfolio*
$1,652,088,523	$282,659,221	$ 404,646,342	$84,943,053	$51,361,242	$1,666,405,697	139,448,175	$ —	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$1,247,772,178	$5,252,819,303	$5,444,794,558	$ —	$ —	$1,055,796,923	1,055,796,923	$52,324,565	$—

B13

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
$ 243,784,351	$1,692,340,715	$1,673,405,655	$ 10,489	$(1,571)	$ 262,728,329	262,886,061	$ 425,766	(1)	$—
$1,491,556,529	$6,945,160,018	$7,118,200,213	$ 10,489	$(1,571)	$1,318,525,252		$52,750,331		$—
$3,143,645,052	$7,227,819,239	$7,522,846,555	$84,953,542	$51,359,671	$2,984,930,949		$52,750,331		$—

Preservation Asset Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST Large-Cap Growth Portfolio*
$ 123,545,387	$ —	$ 45,119,999	$ (6,267,496)	$19,718,922	$ 91,876,814	831,841	$ —		$—

AST Large-Cap Value Portfolio*
46,253,243	—	18,115,000	(1,346,237)	6,632,521	33,424,527	547,674	—		—

AST PGIM Fixed Income Central Portfolio*
1,024,541,832	50,270,258	216,260,240	49,531,279	27,989,828	936,072,957	78,332,465	—		—

AST Small-Cap Equity Portfolio*
30,055,186	—	10,500,000	1,110,140	589,483	21,254,809	246,862	—		—

PGIM Global Real Estate Fund
5,166,021	9,646,594	8,585,000	139,690	(112,896)	6,254,409	304,647	93,594		—

PGIM Jennison Emerging Markets Equity Opportunities Fund
4,161,115	4,192,891	6,720,000	124,289	(50,148)	1,708,147	86,620	37,892		—

PGIM Jennison International Opportunities Fund
21,781,187	721,214	6,295,000	2,567,990	362,846	19,138,237	550,899	46,213		—

PGIM Jennison Natural Resources Fund
—	5,839,204	6,035,000	61,962	477,730	343,896	4,647	4,205		—

PSF PGIM High Yield Bond Portfolio*
10,682,338	17,095,000	20,752,000	333,101	371,567	7,730,006	987,229	—		—

PSF PGIM Jennison Blend Portfolio*
39,796,048	—	5,715,000	6,493,212	64,662	40,638,922	278,807	—		—

PSF PGIM Jennison Value Portfolio*
16,043,679	—	7,585,000	1,640,825	(71,735)	10,027,769	140,307	—		—
$1,322,026,036	$ 87,765,161	$ 351,682,239	$54,388,755	$55,972,780	$1,168,470,493		$ 181,904		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
380,540,165	1,148,528,330	1,268,713,881	—	—	260,354,614	260,354,614	13,038,394		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
28,025,066	290,991,129	300,146,199	—	(137)	18,869,859	18,881,188	37,830	(1)	—
$ 408,565,231	$1,439,519,459	$1,568,860,080	$ —	$ (137)	$ 279,224,473		$13,076,224		$—
$1,730,591,267	$1,527,284,620	$1,920,542,319	$54,388,755	$55,972,643	$1,447,694,966		$13,258,128		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

B14

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the year ended December 31, 2025.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2025, all Portfolios offer only a single share class to investors.

As of December 31, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Balanced Asset Allocation	596,169,815	82.3%
Multi-Asset Diversified	130,092,302	81.7
PGIM Aggressive Multi-Asset	384,605,439	80.4
Preservation Asset Allocation	100,498,701	76.1

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

B15

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Balanced Asset Allocation	2	82.3%
Multi-Asset Diversified	2	81.7
PGIM Aggressive Multi-Asset	2	80.4
Preservation Asset Allocation	2	76.1
Unaffiliated:
Balanced Asset Allocation	1	17.5
Multi-Asset Diversified	1	18.2
PGIM Aggressive Multi-Asset	1	19.6
Preservation Asset Allocation	1	23.6

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Balanced Asset Allocation	Multi-Asset Diversified	PGIM Aggressive Asset Allocation	Preservation Asset Allocation
Asset Allocation	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	–	X
Asset Transfer Program	X	X	X	X
Blend Style	X	X	X	X
Covenant-Lite	X	X	–	X
Credit	X	X	X	X
Derivatives	X	X	X	X
Emerging Markets	X	X	X	X
Equity Securities	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	X	X
Expense	X	X	–	X
Fixed Income Securities	X	X	X	X
Foreign Investment	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Interest Rate	X	X	X	X
Investment Style	–	–	X	–
Large Company	X	X	X	X
Liquidity Allocation	X	X	–	X
Liquidity and Valuation	X	X	X	X
Loan	X	X	–	X
Market and Management	X	X	X	X
Portfolio Turnover	X	X	X	–
Prepayment or Call	X	X	–	X
Quantitative Model	–	–	X	–
Real Estate	X	X	X	X
Regulatory	X	X	X	X
Small Sized Company	X	X	–	X
Sovereign Debt Securities	X	X	X	X

B16

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

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Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American

B18

Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower.

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The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers, adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs

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associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 6, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
T. Rowe Price Asset Allocation	$13,852,805,910	$11,705,196,004

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 6, 2024:

Merged Portfolio		Shares
T. Rowe Price Asset Allocation		291,536,444

Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	479,609,664	$13,889,495,857

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
T. Rowe Price Asset Allocation	$2,147,609,906	$13,889,495,857

Acquiring Portfolio		Net Assets
Balanced Asset Allocation		$11,910,178,462

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of

B21

operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Balanced Asset Allocation	$435,861,165	$2,448,513,324	$2,884,374,490

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: T. Rowe Price Asset Allocation $245,271,921.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: T. Rowe Price Asset Allocation $1,760,978,318.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 6, 2024.

11. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Portfolios adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) -Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST Balanced Asset Allocation Portfolio, AST Multi-Asset Diversified Portfolio, AST PGIM Aggressive Multi-Asset Portfolio and AST Preservation Asset Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST Balanced Asset Allocation Portfolio, AST Multi-Asset Diversified Portfolio, AST PGIM Aggressive Multi-Asset Portfolio and AST Preservation Asset Allocation Portfolio (four of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, issuer of a privately held security, agent banks and brokers; when replies were not received from transfer agents, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2025

AST Aggressive Asset Allocation Portfolio (formerly, AST Capital Growth Asset Allocation)

AST J.P. Morgan Aggressive Multi-Asset Portfolio

AST J.P. Morgan Conservative Multi-Asset

Portfolio

AST J.P. Morgan Moderate Multi-Asset Portfolio

AST Multi-Asset Diversified Plus Portfolio (formerly, AST Academic Strategies Asset Allocation Portfolio)

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Aggressive Asset Allocation Portfolio	A3

	AST J.P. Morgan Aggressive Multi-Asset Portfolio	A63

	AST J.P. Morgan Conservative Multi-Asset Portfolio	A75

	AST J.P. Morgan Moderate Multi-Asset Portfolio	A86

	AST Multi-Asset Diversified Plus Portfolio	A96

Section B	Notes to Financial Statements

Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ADR — American Depositary Receipt

BARC — Barclays Bank PLC

BATE — CBOE- Europe – BXE Order Books

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CDX — Credit Derivative Index

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CORRA — Canadian Overnight Repo Rate Average

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

DJ — Dow Jones

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

ML — Merrill Lynch International

MLC — Merrill Lynch Capital Services, Inc.

MPLE — Maple Bonds

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

MTN — Medium Term Note

N/A — Not Applicable

NASDAQ — National Association of Securities Dealers

 Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

OAT — Obligations Assimilables du Tresor

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen

 Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCB — Standard Chartered Bank

SGMX — Sigma X MTF

SHIR — Shekel Overnight Interest Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STOXX — Stock Index of the Eurozone

STRIPs — Separate Trading of Registered Interest and

 Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

UAG — UBS AG

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

XTSE — Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 91.7%
AFFILIATED MUTUAL FUNDS — 23.5%
Domestic Equity — 13.2%
AST Large-Cap Growth Portfolio*	8,462,401	$934,672,157
AST Large-Cap Value Portfolio*	5,833,319	356,007,481
AST Small-Cap Equity Portfolio*	2,825,585	243,282,845
PGIM Jennison Natural Resources Fund	18,981	1,404,621

		1,535,367,104

Fixed Income — 10.0%
AST PGIM Fixed Income Central Portfolio*	94,674,418	1,131,359,290
PSF PGIM High Yield Bond Portfolio*	3,734,322	29,239,739

		1,160,599,029

International Equity — 0.3%
PGIM Global Real Estate Fund	1,114,624	22,883,238
PGIM Jennison Emerging Markets Equity Opportunities Fund	306,022	6,034,749

		28,917,987

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,047,841,905)(wa)		2,724,884,120

COMMON STOCKS — 46.5%
Aerospace & Defense — 1.5%
Airbus SE (France)	62,321	14,472,431
ATI, Inc.*	80,400	9,226,704
BAE Systems PLC (United Kingdom)	127,577	2,936,192
Boeing Co. (The)*	20,057	4,354,776
BWX Technologies, Inc.	5,947	1,027,879
Elbit Systems Ltd. (Israel)	1,735	996,109
Embraer SA (Brazil), ADR	60,926	3,921,807
General Dynamics Corp.	49,674	16,723,249
General Electric Co.	94,936	29,243,136
Hanwha Aerospace Co. Ltd. (South Korea)	692	451,910
Howmet Aerospace, Inc.	50,986	10,453,150
Leonardo SpA (Italy)	34,255	1,959,405
Lockheed Martin Corp.	4,900	2,369,983
MTU Aero Engines AG (Germany)	1,536	636,715
Northrop Grumman Corp.	38,979	22,226,216
Rheinmetall AG (Germany)	3,675	6,704,651
Rolls-Royce Holdings PLC (United Kingdom)	447,727	6,924,417
RTX Corp.	98,725	18,106,165
Saab AB (Sweden) (Class B Stock)	18,493	1,072,968
Safran SA (France)	34,757	12,106,456
Singapore Technologies Engineering Ltd. (Singapore)	558,100	3,646,678
Thales SA (France)	8,604	2,321,065
Woodward, Inc.	8,500	2,569,720

		174,451,782

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	16,189	2,602,544
Deutsche Post AG (Germany)	91,112	4,967,946
DSV A/S (Denmark)	1,445	363,933
FedEx Corp.	14,100	4,072,926

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	34,400	$3,412,136

		15,419,485

Automobile Components — 0.1%
Aisin Corp. (Japan)	29,400	550,846
Aptiv PLC*	101,400	7,715,526
Aumovio SE (Germany)*	13,265	666,064
Bridgestone Corp. (Japan)	55,200	1,241,960
Cie Generale des Etablissements Michelin SCA (France)	13,026	431,762
Sumitomo Electric Industries Ltd. (Japan)	67,500	2,718,717

		13,324,875

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	21,394	2,319,867
BYD Co. Ltd. (China) (Class H Stock)	80,129	979,237
Ferrari NV (Italy)	1,449	538,469
Ford Motor Co.(a)	400,000	5,248,000
General Motors Co	195,969	15,936,199
Honda Motor Co. Ltd. (Japan)	426,500	4,185,958
Isuzu Motors Ltd. (Japan)	227,500	3,550,621
Mahindra & Mahindra Ltd. (India)	24,265	1,002,122
Mercedes-Benz Group AG (Germany)	56,273	3,900,962
Stellantis NV	88,749	971,864
Subaru Corp. (Japan)	63,800	1,373,692
Tesla, Inc.*	139,775	62,859,613
Toyota Motor Corp. (Japan)	521,800	11,206,750

		114,073,354

Banks — 3.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	52,892	1,847,988
AIB Group PLC (Ireland)	692,119	7,398,994
ANZ Group Holdings Ltd. (Australia)	194,270	4,696,985
Banco Bilbao Vizcaya Argentaria SA (Spain)	331,157	7,768,023
Banco Santander SA (Spain)	719,269	8,466,149
Bank Hapoalim BM (Israel)	125,133	2,830,142
Bank Leumi Le-Israel BM (Israel)	104,165	2,295,558
Bank of America Corp.	638,104	35,095,720
Bank of Ireland Group PLC (Ireland)	52,003	994,573
Bankinter SA (Spain)	19,176	317,846
Barclays PLC (United Kingdom)	2,184,645	13,984,194
BNP Paribas SA (France)	136,629	12,926,066
BOC Hong Kong Holdings Ltd. (China)	483,500	2,453,758
BPER Banca SpA (Italy)	30,875	417,198
CaixaBank SA (Spain)	724,652	8,859,686
Citigroup, Inc.	190,724	22,255,583
Commerzbank AG (Germany)	7,650	322,865
Commonwealth Bank of Australia (Australia)	56,764	6,058,936
Credit Agricole SA (France)	104,004	2,141,222
Danske Bank A/S (Denmark)	50,754	2,534,467
DBS Group Holdings Ltd. (Singapore)	123,980	5,430,901
East West Bancorp, Inc.	19,072	2,143,502

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Erste Group Bank AG (Austria)	8,017	$961,314
FinecoBank Banca Fineco SpA (Italy)	43,844	1,135,979
HSBC Holdings PLC (United Kingdom)	1,355,393	21,328,385
ING Groep NV (Netherlands)	461,390	12,968,858
Intesa Sanpaolo SpA (Italy)	476,282	3,291,159
JPMorgan Chase & Co.	144,353	46,513,424
KBC Group NV (Belgium)	18,122	2,360,137
KeyCorp.	46,600	961,824
Lloyds Banking Group PLC (United Kingdom)	3,224,926	4,265,654
M&T Bank Corp.	25,530	5,143,784
Mitsubishi UFJ Financial Group, Inc. (Japan)	877,900	13,933,216
Mizuho Financial Group, Inc. (Japan)	42,600	1,554,668
National Australia Bank Ltd. (Australia)	90,357	2,540,545
NatWest Group PLC (United Kingdom)	736,137	6,457,601
Nordea Bank Abp (Finland)	275,702	5,187,130
NU Holdings Ltd. (Brazil) (Class A Stock)*	184,480	3,088,195
Oversea-Chinese Banking Corp. Ltd. (Singapore)	157,600	2,421,244
PNC Financial Services Group, Inc. (The)	78,954	16,480,068
Regions Financial Corp.(a)	262,000	7,100,200
Resona Holdings, Inc. (Japan)	210,200	2,000,625
Sberbank of Russia PJSC (Russia)*^	306,596	—
Societe Generale SA (France)	57,203	4,605,071
Standard Chartered PLC (United Kingdom)	173,453	4,232,330
Sumitomo Mitsui Financial Group, Inc. (Japan)	320,000	10,291,653
Svenska Handelsbanken AB (Sweden) (Class A Stock)	19,606	284,043
Swedbank AB (Sweden) (Class A Stock)	115,870	4,020,115
Truist Financial Corp.	149,934	7,378,252
U.S. Bancorp	160,987	8,590,266
UniCredit SpA (Italy)	84,337	6,985,356
Wells Fargo & Co.	418,376	38,992,643
Westpac Banking Corp. (Australia)	101,407	2,602,258
Wintrust Financial Corp.	10,869	1,519,704

		400,436,057

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	56,883	3,650,810
Asahi Group Holdings Ltd. (Japan)(a)	143,400	1,503,091
Coca-Cola Co. (The)	126,663	8,855,010
Coca-Cola Consolidated, Inc.	8,100	1,241,730
Coca-Cola Europacific Partners PLC (United Kingdom)	31,866	2,890,246
Coca-Cola HBC AG (Italy)*	10,748	556,033
Diageo PLC (United Kingdom)	55,639	1,198,904
Kirin Holdings Co. Ltd. (Japan)	83,300	1,246,919
Monster Beverage Corp.*	134,700	10,327,449
PepsiCo, Inc.	54,133	7,769,168

		39,239,360

	Shares	Value

COMMON STOCKS (continued)
Biotechnology — 0.9%
AbbVie, Inc.(a)	157,736	$36,041,099
Alnylam Pharmaceuticals, Inc.*(a)	2,982	1,185,792
Amgen, Inc.	38,591	12,631,220
Argenx SE (Netherlands)*	5,941	5,011,494
Argenx SE (Netherlands), ADR*	3,937	3,310,820
Biogen, Inc.*	29,500	5,191,705
CSL Ltd. (Australia)	26,426	3,041,144
Exelixis, Inc.*	20,800	911,664
Genmab A/S (Denmark)*	683	211,719
Gilead Sciences, Inc.	121,400	14,900,636
Incyte Corp.*	36,500	3,605,105
Neurocrine Biosciences, Inc.*	17,200	2,439,476
Regeneron Pharmaceuticals, Inc.	9,707	7,492,542
Swedish Orphan Biovitrum AB (Sweden)*	27,322	980,507
United Therapeutics Corp.*	1,900	925,775
Vertex Pharmaceuticals, Inc.*	10,215	4,631,072

		102,511,770

Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China), ADR(a)	11,496	1,685,084
Amazon.com, Inc.*	566,228	130,696,747
eBay, Inc.	61,200	5,330,520
Macy’s, Inc.	241,100	5,316,255
MercadoLibre, Inc. (Brazil)*	419	843,975
Next PLC (United Kingdom)	21,868	4,025,903
Pan Pacific International Holdings Corp. (Japan)	133,500	795,247
PDD Holdings, Inc. (China), ADR*(a)	8,949	1,014,727
Prosus NV (China)*	74,016	4,582,995
Sea Ltd. (Singapore), ADR*	22,627	2,886,526

		157,177,979

Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	33,955	1,311,711
Belimo Holding AG (Switzerland)	225	219,839
Carrier Global Corp.	194,352	10,269,560
Cie de Saint-Gobain SA (France)	35,851	3,645,756
Johnson Controls International PLC	49,916	5,977,441
Masco Corp.	21,600	1,370,736
Owens Corning	62,400	6,983,184
ROCKWOOL A/S (Denmark) (Class B Stock)	38,670	1,358,627
Trane Technologies PLC	11,269	4,385,895

		35,522,749

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	55,341	2,426,639
Ameriprise Financial, Inc.	4,633	2,271,745
Amundi SA (France), 144A	40,291	3,330,043
Ares Management Corp. (Class A Stock)	12,837	2,074,844
Bank of New York Mellon Corp. (The)	158,931	18,450,300
Blackrock, Inc.	1,534	1,641,902
Blackstone, Inc.	63,018	9,713,595
Charles Schwab Corp. (The)	180,278	18,011,575

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
CME Group, Inc.	8,716	$2,380,165
Daiwa Securities Group, Inc. (Japan)	72,100	631,870
Deutsche Bank AG (Germany)	123,052	4,742,318
Franklin Resources, Inc.	226,700	5,415,863
Futu Holdings Ltd. (Hong Kong), ADR*	9,681	1,589,717
Goldman Sachs Group, Inc. (The)	16,351	14,372,529
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	50,257	2,629,514
Houlihan Lokey, Inc.	8,596	1,497,337
Huatai Securities Co. Ltd. (China) (Class A Stock)	395,748	1,338,862
Intercontinental Exchange, Inc.	12,100	1,959,716
Invesco Ltd.	211,600	5,558,732
Janus Henderson Group PLC	135,600	6,450,492
Japan Exchange Group, Inc. (Japan)	26,500	282,849
Julius Baer Group Ltd. (Switzerland)	5,529	431,985
London Stock Exchange Group PLC (United Kingdom)	20,334	2,445,947
LPL Financial Holdings, Inc.	2,500	892,925
Macquarie Group Ltd. (Australia)	6,958	940,236
Morgan Stanley	150,733	26,759,629
Morningstar, Inc.	5,000	1,086,550
Nasdaq, Inc.	102,000	9,907,260
Nomura Holdings, Inc. (Japan)	264,400	2,202,576
Northern Trust Corp.	39,600	5,408,964
Partners Group Holding AG (Switzerland)	1,878	2,304,272
Raymond James Financial, Inc.	57,300	9,201,807
Robinhood Markets, Inc. (Class A Stock)*	13,140	1,486,134
S&P Global, Inc.	20,900	10,922,131
SBI Holdings, Inc. (Japan)	83,400	1,797,271
Schroders PLC (United Kingdom)	255,488	1,396,616
Singapore Exchange Ltd. (Singapore)	169,900	2,236,553
State Street Corp.	6,800	877,268
T. Rowe Price Group, Inc.(a)	16,000	1,638,080
UBS Group AG (Switzerland)	226,876	10,475,909
Virtu Financial, Inc. (Class A Stock)(a)	41,300	1,376,116
XP, Inc. (Brazil) (Class A Stock)	81,669	1,336,922

		201,895,758

Chemicals — 0.5%
Air Liquide SA (France)	13,136	2,468,963
Air Products & Chemicals, Inc.(a)	15,992	3,950,344
Asahi Kasei Corp. (Japan)	440,500	3,915,494
Celanese Corp.	26,400	1,116,192
Corteva, Inc.(a)	109,300	7,326,379
DuPont de Nemours, Inc.(a)	40,187	1,615,517
Eastman Chemical Co	37,000	2,361,710
Ecolab, Inc.	14,400	3,780,288
Evonik Industries AG (Germany)	57,183	892,403
Givaudan SA (Switzerland)	76	300,675
International Flavors & Fragrances, Inc.(a)	37,100	2,500,169
LANXESS AG (Germany)	44,883	919,716
Linde PLC	17,747	7,567,143
LyondellBasell Industries NV (Class A Stock)(a)	56,200	2,433,460

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Group Corp. (Japan)	92,500	$541,461
Orica Ltd. (Australia)	166,865	2,695,043
Sherwin-Williams Co. (The)	19,900	6,448,197
Shin-Etsu Chemical Co. Ltd. (Japan)	73,300	2,276,783
Yara International ASA (Brazil)	70,760	2,895,642

		56,005,579

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	180,993	2,763,821
Dai Nippon Printing Co. Ltd. (Japan)	75,900	1,306,542
RB Global, Inc. (Canada)	29,200	3,003,804
Republic Services, Inc.	10,556	2,237,133
Rollins, Inc.	24,300	1,458,486
Securitas AB (Sweden) (Class B Stock)	60,557	963,045
TOPPAN Holdings, Inc. (Japan)	53,800	1,599,296
Veralto Corp.	42,200	4,210,716

		17,542,843

Communications Equipment — 0.4%
Arista Networks, Inc.*	46,600	6,105,998
Ciena Corp.*	47,000	10,991,890
Cisco Systems, Inc.	234,580	18,069,698
Nokia OYJ (Finland)	345,939	2,230,294
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	340,442	3,313,195

		40,711,075

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	24,671	2,448,975
Bouygues SA (France)	36,053	1,874,229
Eiffage SA (France)	19,444	2,785,925
Ferrovial SE	7,775	503,748
HOCHTIEF AG (Germany)	3,256	1,274,664
Kajima Corp. (Japan)	54,600	2,035,898
Quanta Services, Inc.	6,200	2,616,772
Skanska AB (Sweden) (Class B Stock)	42,302	1,152,659
Taisei Corp. (Japan)	26,200	2,482,998
Vinci SA (France)	49,058	6,901,632

		24,077,500

Construction Materials — 0.1%
CRH PLC	37,454	4,654,090
Heidelberg Materials AG (Germany)	1,991	516,181
Holcim AG*	27,690	2,695,630
Martin Marietta Materials, Inc.(a)	3,500	2,179,310
Vulcan Materials Co.	19,173	5,468,523

		15,513,734

Consumer Finance — 0.4%
Ally Financial, Inc.(a)	74,400	3,369,576
American Express Co.	60,102	22,234,735
Capital One Financial Corp.	80,053	19,401,645

		45,005,956

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	13,603	226,974

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Coles Group Ltd. (Australia)	112,399	$1,606,549
Costco Wholesale Corp.	24,400	21,041,096
Dollar General Corp.	24,000	3,186,480
Endeavour Group Ltd. (Australia)	296,755	723,529
JD Health International, Inc. (China), 144A*	68,347	489,486
Koninklijke Ahold Delhaize NV (Netherlands)	109,000	4,469,751
Kroger Co. (The)	124,300	7,766,264
Marks & Spencer Group PLC (United Kingdom)	117,377	522,332
MatsukiyoCocokara & Co. (Japan)	100,200	1,734,821
Sysco Corp.	49,400	3,640,286
Target Corp.	13,900	1,358,725
Tesco PLC (United Kingdom)	1,319,863	7,849,000
Tsuruha Holdings, Inc. (Japan)	29,700	545,688
US Foods Holding Corp.*(a)	60,300	4,541,796
Walmart, Inc.	306,705	34,170,004

		93,872,781

Containers & Packaging — 0.1%
Ball Corp.	63,800	3,379,486
Crown Holdings, Inc.	9,688	997,573
Packaging Corp. of America	6,726	1,387,103

		5,764,162

Distributors — 0.0%
D’ieteren Group (Belgium)	1,938	349,075
LKQ Corp.	39,900	1,204,980

		1,554,055

Diversified Consumer Services — 0.1%
ADT, Inc.	731,100	5,899,977
Pearson PLC (United Kingdom)	83,978	1,187,368

		7,087,345

Diversified REITs — 0.1%
Covivio SA (France)	15,836	1,051,202
GPT Group (The) (Australia)	301,013	1,086,231
Mirvac Group (Australia)	875,382	1,193,217
Stockland (Australia)	586,123	2,234,718

		5,565,368

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	499,890	12,417,268
Deutsche Telekom AG (Germany)	363,313	11,826,222
Elisa OYJ (Finland)	18,986	841,380
HKT Trust & HKT Ltd. (Hong Kong), UTS	156,000	230,998
Koninklijke KPN NV (Netherlands)	388,741	1,816,476
Proximus SADP (Belgium)	161,129	1,338,132
Singapore Telecommunications Ltd. (Singapore)	135,000	477,630
Telia Co. AB (Sweden)	368,262	1,573,940
Telstra Group Ltd. (Australia)	1,280,712	4,155,351
Verizon Communications, Inc.	417,350	16,998,665

		51,676,062

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 0.8%
Acciona SA (Spain)	2,553	$555,633
Alliant Energy Corp.(a)	11,561	751,581
American Electric Power Co., Inc.(a)	90,800	10,470,148
Chubu Electric Power Co., Inc. (Japan)	45,400	699,456
Constellation Energy Corp.	20,970	7,408,072
Duke Energy Corp.	7,700	902,517
Edison International	25,000	1,500,500
Elia Group SA/NV (Belgium)	4,775	614,460
Endesa SA (Spain)(a)	32,450	1,167,573
Enel SpA (Italy)	1,276,103	13,268,071
Entergy Corp.(a)	49,007	4,529,717
FirstEnergy Corp.(a)	179,700	8,045,169
Iberdrola SA (Spain)	225,708	4,887,344
Kansai Electric Power Co., Inc. (The) (Japan)	81,000	1,272,080
NextEra Energy, Inc.(a)	188,264	15,113,834
NRG Energy, Inc.	33,200	5,286,768
Origin Energy Ltd. (Australia)	76,244	582,238
Southern Co. (The)	121,834	10,623,925
Terna - Rete Elettrica Nazionale (Italy)	192,570	2,048,695
Xcel Energy, Inc.	35,607	2,629,933

		92,357,714

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	149,112	10,992,171
Eaton Corp. PLC	38,221	12,173,771
Fuji Electric Co. Ltd. (Japan)	17,905	1,357,827
Fujikura Ltd. (Japan)	22,000	2,439,699
GE Vernova, Inc.	21,300	13,921,041
Generac Holdings, Inc.*	6,736	918,588
Legrand SA (France)	18,395	2,734,652
Mitsubishi Electric Corp. (Japan)	127,500	3,717,499
NIDEC Corp. (Japan)	15,800	214,533
nVent Electric PLC	50,100	5,108,697
Prysmian SpA (Italy)	15,281	1,524,392
Rockwell Automation, Inc.	22,885	8,903,867
Schneider Electric SE	25,416	6,953,189
Sensata Technologies Holding PLC	28,800	958,752
Siemens Energy AG (Germany)*	65,984	9,256,802
Vertiv Holdings Co. (Class A Stock)	26,700	4,325,667
Vestas Wind Systems A/S (Denmark)	65,825	1,780,383

		87,281,530

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	87,662	11,846,643
CDW Corp.	6,000	817,200
Coherent Corp.*	8,400	1,550,388
Corning, Inc.	114,288	10,007,057
Delta Electronics, Inc. (Taiwan)	43,678	1,332,352
Halma PLC (United Kingdom)	92,478	4,389,456
Keyence Corp. (Japan)	1,400	506,415
Keysight Technologies, Inc.*	12,600	2,560,194
Kyocera Corp. (Japan)	135,000	1,892,526
Murata Manufacturing Co. Ltd. (Japan)	146,800	3,034,056
TDK Corp. (Japan)	49,400	698,899
Vontier Corp.	117,000	4,350,060

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	12,100	$2,938,122

		45,923,368

Energy Equipment & Services — 0.1%
Baker Hughes Co.	163,812	7,459,998
TechnipFMC PLC (United Kingdom)	130,209	5,802,113
Tenaris SA	28,475	549,450

		13,811,561

Entertainment — 0.6%
Netflix, Inc.*	222,818	20,891,416
Nexon Co. Ltd. (Japan)	70,400	1,719,625
Nintendo Co. Ltd. (Japan)	86,861	5,864,383
Roku, Inc.*	14,500	1,573,105
Spotify Technology SA*	9,509	5,521,971
Take-Two Interactive Software, Inc.*	4,800	1,228,944
Tencent Music Entertainment Group (China), ADR	71,096	1,246,313
Walt Disney Co. (The)	263,984	30,033,460
Warner Bros Discovery, Inc.*	137,600	3,965,632

		72,044,849

Financial Services — 1.2%
Adyen NV (Netherlands), 144A*	1,088	1,754,481
Banca Mediolanum SpA (Italy)	101,981	2,315,634
Berkshire Hathaway, Inc. (Class B Stock)*	74,800	37,598,220
Edenred SE (France)	30,278	669,324
Fidelity National Information Services, Inc.	150,944	10,031,738
Fiserv, Inc.*	59,600	4,003,332
Global Payments, Inc.	12,500	967,500
Industrivarden AB (Sweden) (Class A Stock)	10,296	461,244
Investor AB (Sweden) (Class B Stock)	179,799	6,407,245
M&G PLC (United Kingdom)	121,218	466,666
Mastercard, Inc. (Class A Stock)	71,082	40,579,292
ORIX Corp. (Japan)	135,300	3,957,158
PayPal Holdings, Inc.	75,100	4,384,338
Poste Italiane SpA (Italy), 144A	44,877	1,126,588
Shift4 Payments, Inc. (Class A Stock)*(a)	14,323	901,919
Visa, Inc. (Class A Stock)	77,976	27,346,963

		142,971,642

Food Products — 0.4%
Bunge Global SA(a)	15,600	1,389,648
Conagra Brands, Inc.	453,000	7,841,430
Danone SA (France)	38,277	3,452,551
General Mills, Inc.	125,800	5,849,700
Ingredion, Inc.	16,500	1,819,290
J.M. Smucker Co. (The)	9,000	880,290
Lamb Weston Holdings, Inc.(a)	14,400	603,216
Magnum Ice Cream Co. NV (The) (Netherlands) (XAMS)*	10,720	171,536
Magnum Ice Cream Co. NV (The) (Netherlands) (BATE)*	16,879	267,905

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	91,428	$4,921,569
Mowi ASA (Norway)	29,721	714,937
Nestle SA	134,059	13,306,579
WH Group Ltd. (Hong Kong), 144A	2,635,500	2,935,984
Yamazaki Baking Co. Ltd. (Japan)(a)	83,400	1,749,898

		45,904,533

Gas Utilities — 0.1%
National Fuel Gas Co.	42,600	3,410,556
Naturgy Energy Group SA (Spain)	64,860	1,974,880
Osaka Gas Co. Ltd. (Japan)	86,100	2,991,706
Snam SpA (Italy)	485,955	3,229,110
Tokyo Gas Co. Ltd. (Japan)	23,400	927,681

		12,533,933

Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	15,691	1,551,895
Canadian Pacific Kansas City Ltd. (Canada)	5,728	421,753
Central Japan Railway Co. (Japan)	11,700	324,090
CSX Corp.	297,100	10,769,875
Norfolk Southern Corp.	5,530	1,596,621
Uber Technologies, Inc.*	208,470	17,034,084
Union Pacific Corp.	53,834	12,452,881
West Japan Railway Co. (Japan)	68,040	1,355,707

		45,506,906

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	40,083	5,021,999
Becton, Dickinson & Co.	15,644	3,036,031
Boston Scientific Corp.*	93,600	8,924,760
Coloplast A/S (Denmark) (Class B Stock)	3,345	286,784
Edwards Lifesciences Corp.*	78,714	6,710,369
EssilorLuxottica SA (France)	28,098	8,884,530
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	94,537	2,053,999
GE HealthCare Technologies, Inc.(a)	11,721	961,356
Hoya Corp. (Japan)	39,700	6,021,283
IDEXX Laboratories, Inc.*	12,400	8,388,972
Insulet Corp.*	6,900	1,961,256
Intuitive Surgical, Inc.*	29,400	16,650,984
Medtronic PLC	129,042	12,395,775
Smith & Nephew PLC (United Kingdom)	92,569	1,539,511
STERIS PLC	30,400	7,707,008
Stryker Corp.	14,617	5,137,437
Terumo Corp. (Japan)	27,300	396,810

		96,078,864

Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	48,200	9,905,100
Cencora, Inc.	4,578	1,546,220
Centene Corp.*	165,600	6,814,440
Cigna Group (The)	25,093	6,906,346
CVS Health Corp.	188,902	14,991,263

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Encompass Health Corp.	9,175	$973,835
Fresenius Medical Care AG (Germany)	56,360	2,692,067
Fresenius SE & Co. KGaA (Germany)	47,701	2,732,876
McKesson Corp.	6,200	5,085,798
Quest Diagnostics, Inc.(a)	6,813	1,182,260
Sonic Healthcare Ltd. (Australia)	194,460	2,927,981
Tenet Healthcare Corp.*	5,300	1,053,216
UnitedHealth Group, Inc.	60,208	19,875,263

		76,686,665

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	427,400	6,872,592
Ventas, Inc.	74,789	5,787,173

		12,659,765

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	8,293	1,851,246

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	197,500	3,501,675

Hotels, Restaurants & Leisure — 0.7%
Amadeus IT Group SA (Spain)	15,024	1,111,942
Aramark	200,200	7,379,372
Aristocrat Leisure Ltd. (Australia)	34,628	1,340,602
Booking Holdings, Inc.	3,000	16,065,990
Chipotle Mexican Grill, Inc.*	113,312	4,192,544
Compass Group PLC (United Kingdom)	157,633	4,994,610
DoorDash, Inc. (Class A Stock)*	8,432	1,909,679
Eternal Ltd. (India)*	640,599	1,985,206
Expedia Group, Inc.	15,800	4,476,298
FDJ UNITED (France)	13,756	380,777
Galaxy Entertainment Group Ltd. (Macau)	307,000	1,513,761
Las Vegas Sands Corp.	13,600	885,224
Lottery Corp. Ltd. (The) (Australia)	129,800	445,988
MakeMyTrip Ltd. (India)*(a)	6,071	498,550
Marriott International, Inc. (Class A Stock)	6,514	2,020,903
McDonald’s Corp.	56,426	17,245,478
Sodexo SA (France)	8,650	443,192
Travel + Leisure Co	14,400	1,015,632
Trip.com Group Ltd. (China), ADR	20,652	1,485,085
Viking Holdings Ltd.*	129,600	9,254,736
Yum! Brands, Inc.	52,045	7,873,368

		86,518,937

Household Durables — 0.2%
Cairn Homes PLC (Ireland)	679,475	1,653,027
Panasonic Holdings Corp. (Japan)	157,800	2,045,726
PulteGroup, Inc.	35,100	4,115,826
Sekisui House Ltd. (Japan)	15,400	343,624
Sony Group Corp. (Japan)	385,800	9,896,151
Toll Brothers, Inc.	21,803	2,948,202

		21,002,556

Household Products — 0.2%
Clorox Co. (The)(a)	8,500	857,055
Colgate-Palmolive Co	102,000	8,060,040

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Essity AB (Sweden) (Class B Stock)	35,511	$1,020,990
Henkel AG & Co. KGaA (Germany)	5,033	383,043
Procter & Gamble Co. (The)	82,350	11,801,579
Reckitt Benckiser Group PLC (United Kingdom)	58,234	4,712,257

		26,834,964

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	65,000	932,100
RWE AG (Germany)	48,115	2,549,462

		3,481,562

Industrial Conglomerates — 0.4%
3M Co.	43,543	6,971,234
CK Hutchison Holdings Ltd. (United Kingdom)	390,500	2,654,799
Hikari Tsushin, Inc. (Japan)	900	252,179
Hitachi Ltd. (Japan)	288,700	9,054,086
Honeywell International, Inc.	37,400	7,296,366
Sekisui Chemical Co. Ltd. (Japan)	63,800	1,072,941
Siemens AG (Germany)	46,841	13,119,068
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	87,000	701,338

		41,122,011

Industrial REITs — 0.2%
Prologis, Inc.	168,461	21,505,732
Segro PLC (United Kingdom)	186,437	1,806,226

		23,311,958

Insurance — 1.5%
Admiral Group PLC (United Kingdom)	22,446	960,192
Aegon Ltd.	284,024	2,208,657
AIA Group Ltd. (Hong Kong)	579,800	5,967,936
Allianz SE (Germany)	14,459	6,685,513
Allstate Corp. (The)	47,700	9,928,755
American International Group, Inc.	123,400	10,556,870
Aon PLC (Class A Stock)	2,500	882,200
Arthur J. Gallagher & Co.(a)	34,191	8,848,289
ASR Nederland NV (Netherlands)	59,224	4,213,835
Assurant, Inc.	21,400	5,154,190
AXA SA (France)	281,578	13,510,406
Axis Capital Holdings Ltd.	27,700	2,966,393
Chubb Ltd.	51,460	16,061,695
Dai-ichi Life Holdings, Inc. (Japan)	223,500	1,857,412
Lincoln National Corp.	26,610	1,184,943
Markel Group, Inc.*	1,097	2,358,166
Marsh & McLennan Cos., Inc.	45,021	8,352,296
MetLife, Inc.	218,339	17,235,681
MS&AD Insurance Group Holdings, Inc. (Japan)	155,200	3,643,634
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,854	6,484,784
NN Group NV (Netherlands)	56,181	4,334,063
Phoenix Financial Ltd. (Israel)	14,250	589,367
Phoenix Group Holdings PLC (United Kingdom)	153,157	1,516,230

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Progressive Corp. (The)	25,672	$5,846,028
Prudential PLC (Hong Kong)	304,034	4,676,979
QBE Insurance Group Ltd. (Australia)	417,878	5,532,473
RenaissanceRe Holdings Ltd. (Bermuda)	3,632	1,021,173
Sompo Holdings, Inc. (Japan)	88,200	2,993,703
Swiss Re AG	9,087	1,513,800
Talanx AG (Germany)	25,865	3,435,880
Tokio Marine Holdings, Inc. (Japan)	57,800	2,136,641
Travelers Cos., Inc. (The)	15,303	4,438,788
Unipol Assicurazioni SpA (Italy)	133,610	3,205,524
Zurich Insurance Group AG (Switzerland)	5,702	4,314,719

		174,617,215

Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)	414,524	129,746,012
Alphabet, Inc. (Class C Stock)	241,278	75,713,036
Auto Trader Group PLC (United Kingdom), 144A	56,200	443,382
CAR Group Ltd. (Australia)	19,323	395,760
Diamond Sports Group LLC*(x)	18,991	31,658
LY Corp. (Japan)	548,800	1,460,328
Meta Platforms, Inc. (Class A Stock)	141,908	93,672,052
Scout24 SE (Germany), 144A	14,891	1,495,651
Tencent Holdings Ltd. (China)	41,689	3,199,362

		306,157,241

IT Services — 0.6%
Accenture PLC (Class A Stock)	51,867	13,915,916
Capgemini SE (France)	20,642	3,427,568
Cognizant Technology Solutions Corp. (Class A Stock)	131,100	10,881,300
Fujitsu Ltd. (Japan)	93,500	2,569,652
International Business Machines Corp.(a)	38,451	11,389,571
MongoDB, Inc.*	20,800	8,729,552
NEC Corp. (Japan)	152,300	5,153,148
Nomura Research Institute Ltd. (Japan)	22,900	871,451
Obic Co. Ltd. (Japan)	49,100	1,541,184
Otsuka Corp. (Japan)	119,100	2,454,127
Shopify, Inc. (Canada) (Class A Stock)*	46,070	7,415,888
TIS, Inc. (Japan)	23,300	782,777

		69,132,134

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	39,000	1,038,027
Brunswick Corp.	13,600	1,009,664
Hasbro, Inc.	11,200	918,400
Shimano, Inc. (Japan)	6,600	690,169

		3,656,260

Life Sciences Tools & Services — 0.3%
Danaher Corp.	56,073	12,836,231
Eurofins Scientific SE (Luxembourg)	4,685	342,607
Lonza Group AG (Switzerland)	5,511	3,715,626
Medpace Holdings, Inc.*	2,400	1,347,960
QIAGEN NV.	34,646	1,575,594

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Sartorius Stedim Biotech (France)	1,826	$448,505
Thermo Fisher Scientific, Inc.	22,100	12,805,845
West Pharmaceutical Services, Inc.	16,400	4,512,296

		37,584,664

Machinery — 0.9%
Alstom SA (France)*	134,347	3,963,494
Atlas Copco AB (Sweden) (Class A Stock)	25,938	461,763
Atlas Copco AB (Sweden) (Class B Stock)	78,935	1,261,912
Caterpillar, Inc.	35,745	20,477,238
Crane Co.	41,500	7,653,845
Cummins, Inc.	8,100	4,134,645
Daifuku Co. Ltd. (Japan)	40,800	1,284,208
Daimler Truck Holding AG (Germany)	20,725	897,653
Deere & Co.	24,267	11,297,987
Dover Corp.	18,522	3,616,235
Epiroc AB (Sweden) (Class B Stock)	21,510	432,751
FANUC Corp. (Japan)	59,100	2,299,921
Gates Industrial Corp. PLC*	43,042	924,112
GEA Group AG (Germany)	3,855	260,530
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	1,214	427,873
IHI Corp. (Japan)	32,200	566,095
Komatsu Ltd. (Japan)	35,200	1,116,983
Kone OYJ (Finland) (Class B Stock)	10,784	763,970
Lincoln Electric Holdings, Inc.	10,400	2,492,256
Makita Corp. (Japan)	20,200	612,241
Metso OYJ (Finland)	17,970	312,663
MINEBEA MITSUMI, Inc. (Japan)	127,000	2,555,441
Mitsubishi Heavy Industries Ltd. (Japan)	188,300	4,596,862
Parker-Hannifin Corp.	19,069	16,760,888
Sandvik AB (Sweden)	153,815	4,968,392
Schindler Holding AG (Switzerland)	1,170	413,995
SMC Corp. (Japan)	4,700	1,626,204
Wartsila OYJ Abp (Finland)	104,291	3,692,383
Xylem, Inc.	37,347	5,085,915
Yangzijiang Shipbuilding Holdings Ltd. (China)	661,000	1,785,686

		106,744,141

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	234	536,739
AP Moller - Maersk A/S (Class B Stock)	340	780,148
Kawasaki Kisen Kaisha Ltd. (Japan)	77,000	1,071,857
Kirby Corp.*	51,500	5,674,270
Mitsui OSK Lines Ltd. (Japan)	37,100	1,115,389
Nippon Yusen KK (Japan)	70,500	2,283,607
SITC International Holdings Co. Ltd. (China)	536,000	1,918,020

		13,380,030

Media — 0.2%
Comcast Corp. (Class A Stock)	480,705	14,368,273
Informa PLC (United Kingdom)	18,933	224,644

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Publicis Groupe SA (France)	18,766	$1,948,806
WPP PLC (United Kingdom)	357,042	1,603,916

		18,145,639

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	9,177	1,555,777
Anglo American PLC (South Africa)	24,343	1,006,888
Antofagasta PLC (Chile)	53,672	2,357,570
ArcelorMittal SA (Luxembourg)	21,511	987,775
BHP Group Ltd. (Australia)	284,407	8,583,156
Boliden AB (Sweden)*	52,092	2,885,703
Endeavour Mining PLC (Ivory Coast) (TSX)	10,951	563,926
Endeavour Mining PLC (Ivory Coast) (XLON)	9,471	494,836
Evolution Mining Ltd. (Australia)	263,174	2,202,435
First Quantum Minerals Ltd. (Zambia)*	55,482	1,487,551
Fortescue Ltd. (Australia)	178,233	2,606,211
Freeport-McMoRan, Inc.	121,200	6,155,748
Fresnillo PLC (Mexico)	81,632	3,640,009
Glencore PLC (Australia)*	712,271	3,893,744
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	77,721	883,920
JFE Holdings, Inc. (Japan)	82,500	1,051,783
JX Advanced Metals Corp. (Japan)	87,800	1,097,594
Newmont Corp.	63,000	6,290,550
Nippon Steel Corp. (Japan)	278,300	1,138,819
Norsk Hydro ASA (Norway)	28,319	218,599
Northern Star Resources Ltd. (Australia)	88,965	1,565,575
Nucor Corp.	48,800	7,959,768
Rio Tinto Ltd. (Australia)	19,026	1,856,094
Rio Tinto PLC (Australia)	71,618	5,768,905
South32 Ltd. (Australia)	139,480	330,164
Vale SA (Brazil), ADR	122,896	1,601,335
Valterra Platinum Ltd. (South Africa)	2,828	236,018

		68,420,453

Multi-Utilities — 0.4%
Ameren Corp.	28,000	2,796,080
CenterPoint Energy, Inc.(a)	98,381	3,771,927
Centrica PLC (United Kingdom)	591,866	1,349,490
CMS Energy Corp.	87,673	6,130,973
Dominion Energy, Inc.(a)	54,003	3,164,036
E.ON SE (Germany)	347,502	6,579,923
Engie SA (France)	146,410	3,846,096
National Grid PLC (United Kingdom)	309,414	4,745,941
NiSource, Inc.(a)	159,068	6,642,680
Public Service Enterprise Group, Inc.	20,988	1,685,336
Sempra	67,200	5,933,088

		46,645,570

Office REITs — 0.0%
Gecina SA (France)	9,113	865,486

Oil, Gas & Consumable Fuels — 1.4%
ARC Resources Ltd. (Canada)	38,998	731,630
BP PLC	731,291	4,264,862
Cenovus Energy, Inc. (Canada)	189,305	3,202,552

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cheniere Energy, Inc.	46,193	$8,979,457
Chevron Corp.	143,419	21,858,490
ConocoPhillips	181,360	16,977,110
Devon Energy Corp.	84,300	3,087,909
Enbridge, Inc. (Canada)	21,884	1,047,205
ENEOS Holdings, Inc. (Japan)	322,600	2,282,429
Eni SpA (Italy)	27,725	525,558
EOG Resources, Inc.	113,340	11,901,833
EQT Corp.	19,573	1,049,113
Equinor ASA (Norway)	49,281	1,162,136
Expand Energy Corp.	12,207	1,347,165
Exxon Mobil Corp.(a)	285,274	34,329,873
Galp Energia SGPS SA (Portugal)	63,560	1,094,525
HF Sinclair Corp.	64,200	2,958,336
Idemitsu Kosan Co. Ltd. (Japan)	126,100	954,738
Inpex Corp. (Japan)(a)	56,000	1,120,030
LUKOIL PJSC (Russia), ADR*^(a)	15,069	2
Phillips 66	43,000	5,548,720
Repsol SA (Spain)	80,172	1,495,883
Shell PLC	455,868	16,799,762
Shell PLC, ADR	117,045	8,600,467
TotalEnergies SE (France)	101,970	6,648,241
Williams Cos., Inc. (The)	75,383	4,531,272
Woodside Energy Group Ltd. (Australia)	105,737	1,648,716

		164,148,014

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	27,500	522,272
Delta Air Lines, Inc.	20,300	1,408,820
Deutsche Lufthansa AG (Germany)	81,681	802,429
International Consolidated Airlines Group SA (United Kingdom)	543,283	3,016,530
Qantas Airways Ltd. (Australia)	570,082	3,938,518
Ryanair Holdings PLC (Italy)	85,209	2,937,802

		12,626,371

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	25,670	2,688,162
Kao Corp. (Japan)	19,100	762,311
L’Oreal SA (France)	11,152	4,787,732
Shiseido Co. Ltd. (Japan)	26,000	378,376
Unilever PLC (United Kingdom) (XLON)	75,020	4,901,596
Unilever PLC (United Kingdom) (XAMS)	47,645	3,117,396
Unilever PLC (United Kingdom), ADR	72,786	4,760,204

		21,395,777

Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	233,200	3,103,779
AstraZeneca PLC (United Kingdom)	97,945	18,125,638
AstraZeneca PLC (United Kingdom), ADR	76,555	7,037,701
Bayer AG (Germany)	87,534	3,796,854
Bristol-Myers Squibb Co.	136,584	7,367,341

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	15,800	$828,893
Elanco Animal Health, Inc.*	44,706	1,011,697
Eli Lilly & Co.	57,078	61,340,585
Galderma Group AG (Switzerland)	42,293	8,612,245
GSK PLC	204,900	5,023,578
Hikma Pharmaceuticals PLC (United Kingdom)	17,952	374,244
Johnson & Johnson	120,920	25,024,394
Merck & Co., Inc.	98,879	10,408,004
Novartis AG	127,706	17,597,375
Novo Nordisk A/S (Denmark) (Class B Stock)	168,701	8,556,258
Orion OYJ (Finland) (Class B Stock)	8,598	641,477
Otsuka Holdings Co. Ltd. (Japan)	11,800	667,399
Perrigo Co. PLC(a)	89,100	1,240,272
Pfizer, Inc.	418,800	10,428,120
Roche Holding AG	42,120	17,394,308
Roche Holding AG, ADR(a)	26,663	1,375,011
Sandoz Group AG (Switzerland)	35,002	2,541,361
Sanofi SA	84,318	8,158,207
Sanofi SA, ADR(a)	37,835	1,833,484
Shionogi & Co. Ltd. (Japan)	52,800	955,671
Takeda Pharmaceutical Co. Ltd. (Japan)	14,700	456,659
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	36,200	1,129,802
UCB SA (Belgium)	15,594	4,344,903
Zoetis, Inc.	36,000	4,529,520

		233,904,780

Professional Services — 0.2%
Automatic Data Processing, Inc.	17,300	4,450,079
Clarivate PLC*(a)	1,028,800	3,436,192
Computershare Ltd. (Australia)	77,607	1,758,852
Concentrix Corp.	107,000	4,449,060
Jacobs Solutions, Inc.	24,600	3,258,516
Kanzhun Ltd. (China), ADR	20,400	415,752
ManpowerGroup, Inc.	106,400	3,163,272
Recruit Holdings Co. Ltd. (Japan)	58,800	3,304,065
RELX PLC (United Kingdom)	16,308	656,998
SGS SA (Switzerland)	4,628	529,203
Teleperformance SE (France)	8,855	640,835

		26,062,824

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	11,400	1,833,006
Daito Trust Construction Co. Ltd. (Japan)	130,500	2,484,978
Daiwa House Industry Co. Ltd. (Japan)	56,300	1,870,220
Jones Lang LaSalle, Inc.*	26,700	8,983,749
LEG Immobilien SE (Germany)	23,590	1,720,558
Sun Hung Kai Properties Ltd. (Hong Kong)	31,500	383,553
Vonovia SE (Germany)	92,605	2,665,114

		19,941,178

	Shares	Value

COMMON STOCKS (continued)
Residential REITs — 0.1%
AvalonBay Communities, Inc.(a)	5,224	$947,163
Camden Property Trust	23,590	2,596,787
Invitation Homes, Inc.	31,500	875,385
Mid-America Apartment Communities, Inc.	7,460	1,036,269

		5,455,604

Retail REITs — 0.1%
Klepierre SA (France)	36,616	1,448,723
Realty Income Corp.(a)	36,500	2,057,505
Scentre Group (Australia)	806,177	2,253,578
Unibail-Rodamco-Westfield (France)	11,478	1,248,197
Vicinity Ltd. (Australia)	782,361	1,331,972

		8,339,975

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.*	112,534	24,100,281
Advantest Corp. (Japan)	57,897	7,320,955
Analog Devices, Inc.	63,926	17,336,731
Applied Materials, Inc.	19,401	4,985,863
ASML Holding NV (Netherlands) (XAMS)	21,593	23,266,893
ASML Holding NV (Netherlands) (XNGS)	3,672	3,928,526
Broadcom, Inc.	288,036	99,689,260
Infineon Technologies AG (Germany)	44,755	1,952,704
Intel Corp.*	374,100	13,804,290
Kioxia Holdings Corp. (Japan)*	47,100	3,134,742
KLA Corp.	5,500	6,682,940
Lam Research Corp.	131,112	22,443,752
Lasertec Corp. (Japan)	1,000	190,543
Marvell Technology, Inc.	43,200	3,671,136
Micron Technology, Inc.	68,200	19,464,962
Nova Ltd. (Israel)*	2,633	880,194
NVIDIA Corp.	1,432,995	267,253,568
NXP Semiconductors NV (Netherlands)	42,511	9,227,438
QUALCOMM, Inc.	13,600	2,326,280
Renesas Electronics Corp. (Japan)*	247,400	3,388,601
SCREEN Holdings Co. Ltd. (Japan)	10,100	983,784
SK hynix, Inc. (South Korea)	3,636	1,646,665
STMicroelectronics NV (Singapore)	71,350	1,864,740
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	63,464	19,286,075
Teradyne, Inc.	8,700	1,683,972
Texas Instruments, Inc.	32,733	5,678,848
Tokyo Electron Ltd. (Japan)	7,500	1,670,455

		567,864,198

Software — 3.4%
Adobe, Inc.*	27,800	9,729,722
AppLovin Corp. (Class A Stock)*	15,432	10,398,390
Atlassian Corp. (Class A Stock)*	22,100	3,583,294
Autodesk, Inc.*	34,600	10,241,946
Cadence Design Systems, Inc.*	24,800	7,751,984
Check Point Software Technologies Ltd. (Israel)*(a)	6,900	1,280,364
CyberArk Software Ltd.*	4,930	2,199,076
Datadog, Inc. (Class A Stock)*	34,354	4,671,800

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Elastic NV*	69,300	$5,227,992
Fortinet, Inc.*	23,800	1,889,958
Gen Digital, Inc.(a)	233,100	6,337,989
Intuit, Inc.	20,461	13,553,776
Microsoft Corp.	478,213	231,273,371
Monday.com Ltd.*	3,900	575,484
Nemetschek SE (Germany)	1,771	191,605
Nice Ltd. (Israel)*	11,303	1,277,657
Oracle Corp.	85,797	16,722,693
Oracle Corp. (Japan)	3,400	285,767
Palantir Technologies, Inc. (Class A Stock)*	117,500	20,885,625
Roper Technologies, Inc.	9,601	4,273,693
Sage Group PLC (The) (United Kingdom)	18,811	273,596
Salesforce, Inc.	46,700	12,371,297
SAP SE (Germany)	49,847	12,111,252
ServiceNow, Inc.*	77,630	11,892,140
Trend Micro, Inc. (Japan)(a)	21,300	884,638

		389,885,109

Specialized REITs — 0.2%
American Tower Corp.	29,483	5,176,330
Crown Castle, Inc.	59,800	5,314,426
Digital Realty Trust, Inc.(a)	7,211	1,115,614
Gaming & Leisure Properties, Inc.	72,097	3,222,015
Public Storage	33,200	8,615,400
VICI Properties, Inc.	31,500	885,780

		24,329,565

Specialty Retail — 0.8%
AutoNation, Inc.*	5,200	1,073,696
AutoZone, Inc.*	300	1,017,450
Avolta AG (Switzerland)*	24,395	1,438,814
CarMax, Inc.*	21,000	811,440
Fast Retailing Co. Ltd. (Japan)	4,700	1,704,165
Five Below, Inc.*	27,560	5,191,202
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	27,100	543,189
Home Depot, Inc. (The)	34,589	11,902,075
Industria de Diseno Textil SA (Spain)	88,259	5,821,977
JD Sports Fashion PLC (United Kingdom)	1,532,375	1,736,927
Kingfisher PLC (United Kingdom)	888,446	3,739,960
Lowe’s Cos., Inc.(a)	133,822	32,272,513
O’Reilly Automotive, Inc.*	27,193	2,480,273
Penske Automotive Group, Inc.	8,700	1,377,123
Ross Stores, Inc.	21,600	3,891,024
TJX Cos., Inc. (The)	120,826	18,560,082
Ulta Beauty, Inc.*	6,800	4,114,068

		97,675,978

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	874,987	237,873,966
Dell Technologies, Inc. (Class C Stock)	42,069	5,295,646
FUJIFILM Holdings Corp. (Japan)	21,600	458,318
Hewlett Packard Enterprise Co.	134,836	3,238,761
Logitech International SA (Switzerland)	20,142	2,044,776

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	42,638	$3,573,700
Sandisk Corp.*	19,600	4,652,648
Seagate Technology Holdings PLC	8,140	2,241,674
Western Digital Corp.(a)	67,700	11,662,679
Xiaomi Corp. (China) (Class B Stock), 144A*	168,042	848,080

		271,890,248

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	6,748	1,335,335
Amer Sports, Inc. (Finland)*	27,500	1,027,125
Asics Corp. (Japan)	133,400	3,202,463
Brunello Cucinelli SpA (Italy)	27,014	3,098,443
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	48,406	10,438,804
Hermes International SCA (France)	1,900	4,717,416
Kering SA (France)	2,940	1,027,347
LVMH Moet Hennessy Louis Vuitton SE (France)	12,765	9,621,437
Moncler SpA (Italy)	35,623	2,277,030
NIKE, Inc. (Class B Stock)	26,496	1,688,060
On Holding AG (Switzerland) (Class A Stock)*	87,356	4,060,307
Pandora A/S (Denmark)	10,495	1,160,601
Ralph Lauren Corp.	7,708	2,725,626
Tapestry, Inc.	26,800	3,424,236

		49,804,230

Tobacco — 0.3%
Altria Group, Inc.	150,500	8,677,830
British American Tobacco PLC (United Kingdom)	114,147	6,471,068
Imperial Brands PLC (United Kingdom)	146,248	6,140,980
Japan Tobacco, Inc. (Japan)	54,400	1,955,262
Philip Morris International, Inc.(a)	60,346	9,679,498

		32,924,638

Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	20,500	2,947,080
Ashtead Group PLC (United Kingdom)	16,605	1,132,116
Core & Main, Inc. (Class A Stock)*	18,220	946,893
Ferguson Enterprises, Inc.	8,553	1,896,298
FTAI Aviation Ltd.	5,700	1,122,045
ITOCHU Corp. (Japan)	364,000	4,599,800
Marubeni Corp. (Japan)	47,300	1,317,305
Mitsubishi Corp. (Japan)	366,500	8,382,839
Mitsui & Co. Ltd. (Japan)	160,800	4,775,332
Rexel SA (France)	7,046	276,359
Sumitomo Corp. (Japan)	106,500	3,686,232
Toyota Tsusho Corp. (Japan)	24,700	832,864
United Rentals, Inc.	4,090	3,310,119
WESCO International, Inc.	24,300	5,944,752

		41,170,034

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	49,886	1,393,858
Getlink SE (France)	71,773	1,324,860

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure (cont’d.)
Transurban Group (Australia), UTS	149,426	$1,414,108

		4,132,826

Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	37,297	599,230

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	115,300	1,995,578
SoftBank Corp. (Japan)	157,300	215,966
SoftBank Group Corp. (Japan)	275,220	7,720,840
Tele2 AB (Sweden) (Class B Stock)	73,041	1,223,919
Vodafone Group PLC (United Kingdom)	2,828,856	3,770,891

		14,927,194

TOTAL COMMON STOCKS (cost $4,240,263,475)		5,402,242,474

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	496,785
Porsche Automobil Holding SE (Germany) (PRFC)	8,784	409,821
Volkswagen AG (Germany) (PRFC)	10,226	1,247,969

		2,154,575

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	39,755	3,243,405

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	9,669	2,784,329

TOTAL PREFERRED STOCKS (cost $7,472,417)		8,182,309

UNAFFILIATED EXCHANGE-TRADED FUNDS — 13.2%
Dimensional Core Fixed Income ETF	1,100,915	46,854,942
Dimensional International Core Equity Market ETF	2,681,869	102,206,027
Dimensional US Equity Market ETF	8,754,998	649,358,202
iShares Core MSCI EAFE ETF	141,582	12,665,926
iShares Core S&P 500 ETF	104,336	71,463,900
iShares JP Morgan USD Emerging Markets Bond ETF	603,670	58,121,348
iShares MSCI EAFE ETF(a)	438,375	42,097,151
iShares Russell 1000 Growth ETF	129,416	61,252,593
iShares Russell 1000 Value ETF	982,595	206,679,032
SPDR Gold MiniShares Trust*	548,640	46,837,397
State Street Health Care Select Sector SPDR ETF	282,367	43,710,412
Vanguard Dividend Appreciation ETF	853,412	187,562,889
Vanguard Intermediate-Term Corporate Bond ETF(a)	10,689	895,204

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,398,937,378)		1,529,705,023

	Units	Value

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	35,519	$—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.7%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	309,301
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	65	65,346
Series 2025-04, Class D
5.410%	08/15/31	70	70,609
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	260	262,275
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	255	253,061
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	300	310,943
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	501,593
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31	187	187,755
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29	100	101,378
Series 2025-03, Class C
4.680%	09/15/31	109	109,665

			2,171,926

Collateralized Loan Obligations — 2.6%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.214%(c)	01/20/38	1,500	1,506,087
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.387%(c)	07/22/37	11,750	11,789,216
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.335%(c)	07/15/37	1,000	1,003,306
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.187%(c)	01/22/38	10,500	10,534,387

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.779%(c)	04/15/32	EUR	2,619	$3,075,042
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.229%(c)	04/15/38	EUR	250	293,226
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.085%(c)	03/31/38		10,000	9,998,144
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	04/15/39	EUR	5,050	5,953,364
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.414%(c)	07/20/37		16,000	16,050,874
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.179%(c)	04/15/39	EUR	346	407,304
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.394%(c)	07/20/37		14,000	14,044,164
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,089	2,444,002
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR	7,645	8,970,900
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	10,600	12,504,763
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.748%(c)	01/25/37		8,000	8,014,686
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.949%(c)	08/26/32	EUR	4,034	4,740,944
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.584%(c)	10/20/37		10,000	10,036,474
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.009%(c)	10/15/34	EUR	4,250	4,995,705

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.305%(c)	04/15/34		2,128	$2,128,848
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.324%(c)	10/20/31		283	282,808
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	10,000	11,742,058
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.659%(c)	07/15/31	EUR	1,470	1,727,548
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.074%(c)	10/30/38	EUR	8,500	10,003,447
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.477%(c)	04/22/37		17,750	17,814,415
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.826%(c)	07/15/32	EUR	4,703	5,516,832
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)
5.015%(c)	04/15/34		2,600	2,597,887
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.173%(c)	10/12/30		314	314,357
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.286%(c)	07/15/31		76	75,916
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.494%(c)	07/20/38	EUR	10,500	12,343,841
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
5.984%(c)	07/20/37		5,750	5,755,094
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.334%(c)	07/19/37		10,000	10,033,900
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
5.804%(c)	07/20/37		8,000	8,022,449
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.186%(c)	04/15/31		120	119,830

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.399%(c)	01/15/38	EUR	8,000	$9,420,217
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	250	294,468
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
5.996%(c)	07/20/34		588	588,045
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.346%(c)	10/15/34		6,000	6,002,293
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/17/38	EUR	1,250	1,469,686
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.316%(c)	07/15/31		51	51,282
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.235%(c)	04/25/38	EUR	251	295,519
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.285%(c)	09/06/37		19,000	19,072,890
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.306%(c)	10/20/31		901	901,319
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.169%(c)	04/15/40	EUR	350	413,834
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.614%(c)	02/15/37	EUR	2,600	3,058,371
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.190%(c)	01/26/31		61	60,623
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.866%(c)	01/17/32	EUR	4,046	4,747,925
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.895%(c)	04/25/30	EUR	674	789,975
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.761%(c)	02/20/30	EUR	1,934	2,270,694

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.115%(c)	04/16/31		94	$93,875
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	10/15/38	EUR	11,000	12,953,883
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	9,000	10,611,067
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.458%(c)	04/25/37		8,250	8,278,933
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.155%(c)	07/15/32		7,568	7,568,477

				303,785,194

Consumer Loans — 0.1%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		211	212,188
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52		429	429,902
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60		135	135,314
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		40	41,276
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	180,270
Series 2025-02A, Class A, 144A
4.780%	10/20/34		449	452,657
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		230	226,671
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	211,373
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	103,276
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	207,203
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47		100	99,957

				2,300,087

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.024%(c)	03/15/32	GBP	700	$947,884
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.744%(c)	07/15/32	GBP	300	405,143

				1,353,027

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	05/25/34		14	13,668
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.346%(c)	03/25/43		7	7,343
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.618%(c)	03/20/54		11	11,193
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	08/25/33		12	12,819
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44		423	424,531
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		57	57,424
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		178	177,852

				704,830

Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44		137	137,450
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55		192	191,725
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42		370	352,616
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42		203	196,688
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44		76	76,258

				954,737

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.446%(c)	02/25/34	4		$3,503
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.574%(c)	10/25/34	9		8,269
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.896%(c)	11/25/34	—	(r)	85
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
5.691%(c)	01/25/35	7		7,007
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.786%(c)	09/25/34	28		29,957

				48,821

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	31		30,409
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	59		57,206

				87,615

TOTAL ASSET-BACKED SECURITIES (cost $302,585,049)				311,406,237

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	77		75,806
Series 2018-BN13, Class A4
3.953%	08/15/61	293		292,048
Series 2019-BN20, Class A2
2.758%	09/15/62	384		364,307
Series 2021-BN34, Class A5
2.438%	06/15/63	165		145,957
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	1,000		1,047,294
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,050		1,082,017
Series 2025-05YR14, Class A3
5.646%	04/15/58	1,680		1,756,908
Series 2025-05YR15, Class A3
5.452%	07/15/58	2,750		2,855,994
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	247		236,647

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-05C29, Class A3
5.208%	09/15/57		500	$513,872
Series 2025-05C34, Class A3
5.659%	05/15/58		1,060	1,109,766
Series 2025-05C36, Class A3
5.517%	08/15/58		2,100	2,190,547
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		1,000	1,039,085
Series 2024-V10, Class A3
5.277%	09/15/57		800	823,487
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.300%(c)	06/15/42		550	549,999
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		450	470,021
Series 2024-05C6, Class A3
5.316%	09/15/57		1,150	1,182,638
Series 2025-05C11, Class A3
5.669%	07/15/58		2,700	2,824,090
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.565%(c)	09/15/38		200	199,757
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.215%(c)	09/15/38		450	449,453
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.155%(c)	11/15/41	CAD	575	420,371
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		600	569,617
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.373%(c)	10/18/42		200	198,954
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		696	660,564
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	250,869
Series 2019-CD08, Class A3
2.657%	08/15/57		673	639,516
CENT,
Series 2025-CITY, Class A, 144A
4.920%(cc)	07/10/40		650	657,906
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		276	275,129
Series 2016-C07, Class A2
3.585%	12/10/54		251	248,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	229	$225,263
Series 2019-GC41, Class A4
2.620%	08/10/56	280	264,932
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	330	327,115
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	215	212,145
Series 2018-CX12, Class A3
3.959%	08/15/51	195	194,286
Series 2019-C17, Class A4
2.763%	09/15/52	105	99,464
CSTL Commercial Mortgage Trust,
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42	373	371,991
Series 2025-GATE02, Class C, 144A
5.144%(cc)	11/10/42	100	99,604
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	227	225,900
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	1,902	2,075
Series K131, Class X1, IO
0.725%(cc)	07/25/31	11,325	388,156
Series K741, Class X1, IO
0.559%(cc)	12/25/27	144	1,347
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	625	593,497
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	46	43,804
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	140	129,951
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.364%(c)	03/15/36	110	109,644
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	310	305,689
Series 2025-PRM07, Class C, 144A
4.941%(cc)	11/10/42	100	99,021
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51	325	321,677
Series 2019-C16, Class A3
3.344%	04/15/52	280	275,842
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50	237	233,832

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C41, Class A3
3.210%	11/15/50		420	$413,131
Series 2019-C49, Class A3
3.749%	03/15/52		90	89,450
Series 2019-C52, Class A4
2.643%	08/15/52		179	170,617
Series 2021-C59, Class A5
2.626%	04/15/54		100	90,408
Series 2024-5C1, Class A3
5.928%	07/15/57		1,100	1,151,648
Series 2025-5C5, Class A3
5.590%	07/15/58		2,290	2,391,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,327,234)				31,963,563

CORPORATE BONDS — 2.7%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	783,158
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,975	1,979,562
6.750%	06/15/33		360	379,552
7.500%	02/01/29		45	46,850
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	168,939

				3,358,061

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	944,015
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		140	147,138

				1,091,153

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		9	9,189
5.750%	04/20/29		715	727,154
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		680	682,807
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,314,254
4.625%	04/15/29		270	268,511

				3,001,915

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31			145	$135,123

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28		EUR	300	353,563
3.500%	06/27/31		EUR	800	937,041
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32			525	463,058
4.750%	01/15/43			12	9,491
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30			933	879,885
4.950%	05/28/27			220	220,736
5.730%	09/05/30			245	248,884
5.850%	05/17/27			345	350,219
6.798%	11/07/28			200	209,678
6.800%	05/12/28			675	704,263
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30		EUR	400	473,164
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32			815	848,683
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29			225	226,146
4.875%	11/01/27			260	263,299
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27		GBP	200	265,629
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29	(oo)	EUR	800	924,262
5.493%(ff)	11/15/30	(oo)	EUR	200	242,091

					7,620,092

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30			75	78,290
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28			475	474,675
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29		EUR	100	124,026
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29			365	378,098
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33			115	119,432
Sr. Sec’d. Notes, 144A
5.750%	08/15/32			200	204,869

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28			2,625	$2,636,439
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30		EUR	100	123,481

					4,139,310

Banks — 0.6%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34		EUR	300	339,002
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29		EUR	500	537,993
0.500%	05/25/30		EUR	200	211,230
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30		CNH	11,500	1,781,366
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29	(oo)	EUR	200	253,843
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29		EUR	650	782,202
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29	(oo)		400	445,456
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31	(oo)	EUR	200	245,020
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30		EUR	200	244,048
5.500%(ff)	09/08/29		EUR	100	125,221
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28	(oo)		400	442,404
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31		EUR	400	477,405
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30		EUR	100	112,731
Gov’t. Gtd. Notes, EMTN
3.875%	03/13/35		EUR	200	236,723
4.000%	09/08/27		EUR	200	240,932
4.000%	03/13/32		EUR	300	365,379
4.250%	03/18/37		EUR	200	238,030
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30	(oo)		185	187,504
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			1,305	1,176,462
5.162%(ff)	01/24/31			455	469,922
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29			555	529,210
Sub. Notes
3.846%(ff)	03/08/37			77	72,666

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.744%(ff)	02/12/36	(a)		1,070	$1,115,752
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30	(oo)	EUR	250	306,762
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33		EUR	300	351,848
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29			205	205,677
7.090%(ff)	11/06/29		GBP	200	286,873
Sub. Notes, EMTN
1.125%(ff)	03/22/31		EUR	400	467,837
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.050%	11/20/29		EUR	1,491	1,589,915
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29	(oo)		400	421,424
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30			670	688,334
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33			210	220,291
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27		EUR	1,000	1,174,166
Sub. Notes, EMTN
2.500%(ff)	03/31/32		EUR	500	583,395
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31			250	260,826
6.714%(ff)	10/19/29			525	556,474
7.003%(ff)	10/19/34			250	277,771
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30		EUR	100	116,199
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32	(oo)	EUR	200	246,853
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35			200	212,942
6.840%(ff)	09/13/34			200	222,889
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30			240	249,054
Sub. Notes, EMTN
4.000%(ff)	03/05/37		EUR	300	353,960
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30			800	798,934
5.750%	05/05/26			800	804,157
5.875%	04/30/29			800	841,540
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26	(oo)		425	423,731
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32			225	204,224
3.980%(ff)	03/20/30			180	178,377
4.412%(ff)	03/31/31			625	624,846

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.503%(ff)	09/11/31			123	$123,332
4.542%(ff)	09/19/30			205	206,550
4.786%(ff)	03/04/29	(a)		2,250	2,282,969
5.174%(ff)	02/13/30			1,240	1,272,694
5.174%(ff)	09/11/36			82	82,860
5.449%(ff)	06/11/35			15	15,516
Sub. Notes
5.827%(ff)	02/13/35			90	93,614
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31	(a)		1,000	1,026,964
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30			199	207,640
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32		EUR	700	843,627
Sub. Notes, EMTN
4.875%(ff)	10/16/34		EUR	400	490,796
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26		AUD	300	196,902
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
7.250%(ff)	09/23/28	(oo)	EUR	200	251,462
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29			290	305,240
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28			250	251,838
4.818%(ff)	09/25/33			250	249,570
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28		EUR	100	111,495
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30			200	201,480
5.705%(ff)	03/01/30			445	462,281
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28			295	289,866
4.950%(ff)	08/04/31			175	176,769
4.999%(ff)	09/11/30			165	167,357
6.819%(ff)	11/20/29			150	159,804
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27		EUR	1,000	1,172,281
3.375%(ff)	02/13/31		EUR	1,000	1,174,777
Sub. Notes, EMTN
4.000%(ff)	06/24/32		EUR	400	474,436
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33		AUD	200	137,002
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30		AUD	660	404,541
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26		EUR	200	233,844

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27			800	$803,751
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(oo)		400	395,447
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32			1,095	972,394
4.369%(ff)	10/21/31			420	419,127
4.692%(ff)	10/23/30			680	689,312
4.939%(ff)	10/21/36			406	403,118
5.049%(ff)	07/23/30			180	184,428
5.207%(ff)	01/28/31			140	144,585
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30	(oo)		285	270,750
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29			390	370,676
3.000%(ff)	07/22/28		GBP	975	1,288,986
5.130%(ff)	11/19/28			200	203,426
5.546%(ff)	03/04/30			285	295,364
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28	(oo)	EUR	250	307,227
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32		EUR	700	836,061
Sr. Preferred Notes, 144A
6.625%	06/20/33			365	401,646
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29			830	792,248
2.545%(ff)	11/08/32			250	225,533
2.739%(ff)	10/15/30			575	545,476
4.603%(ff)	10/22/30			1,000	1,013,838
4.995%(ff)	07/22/30			890	913,568
5.502%(ff)	01/24/36			50	52,305
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30	(oo)	EUR	200	241,546
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31			220	219,144
Sub. Notes, EMTN
6.151%(ff)	03/19/34		GBP	300	418,538
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35			13	14,119
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31			584	599,776
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26	(oo)		200	199,200
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31	(a)(oo)		400	412,000
Sub. Notes, EMTN
4.000%(ff)	05/09/35		EUR	300	358,032

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32			49	$52,123
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36			61	61,981
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
0.375%	06/09/26		EUR	100	115,877
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31			1,290	1,323,627
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27		EUR	650	751,436
4.654%(ff)	10/18/30			1,820	1,841,585
5.173%(ff)	01/16/30			165	169,475
5.230%(ff)	01/15/31			95	97,928
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32			200	146,260
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			860	807,020
3.749%(ff)	11/07/36		EUR	900	1,039,879
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33			175	159,723
5.250%(ff)	04/21/34			75	77,166
5.424%(ff)	07/21/34			68	70,729
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31			295	294,076
Sub. Notes
5.948%(ff)	01/19/38			228	240,319
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28			600	611,825
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31			250	253,395
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31		EUR	1,000	1,189,578
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.125%(ff)	11/10/33	(oo)		200	223,750
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32			115	117,067
5.373%(ff)	07/21/36			40	41,195
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28		AUD	300	198,827
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29			200	200,095
4.858%(ff)	09/11/30			400	404,321
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31		EUR	630	744,922

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32			365	$329,601
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33			210	221,619
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30			230	234,193
5.545%(ff)	01/21/29			235	241,117
7.018%(ff)	02/08/30			200	215,360
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36			335	341,998
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31		EUR	650	791,576
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36			240	237,461
5.711%(ff)	01/24/35			45	47,371
5.867%(ff)	06/08/34			60	63,785
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30		EUR	500	583,522
3.319%	03/05/29		EUR	900	1,076,609
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32		EUR	1,000	1,203,729
5.678%(ff)	01/23/35			35	36,956
5.836%(ff)	06/12/34			95	101,289
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28	(oo)		220	241,175
9.250%(ff)	11/13/33	(oo)		200	234,500
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31			200	198,918
5.010%(ff)	03/23/37			200	198,422
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28		EUR	1,400	1,613,115
UniCredit SpA (Italy),
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29		EUR	200	243,908
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36			410	408,688
5.150%(ff)	04/23/31			340	350,797
5.211%(ff)	12/03/35			355	362,746
5.244%(ff)	01/24/31			130	134,554
5.499%(ff)	01/23/35			85	88,616
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33			330	307,777
5.557%(ff)	07/25/34			47	49,320

					71,751,829

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53			210	184,791

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
5.750%	03/02/63		35	$34,185

				218,976

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	247,627
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	530,927
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,635	1,426,219
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		735	764,837
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		80	83,534
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,090,951
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	105,415
4.375%	07/15/30		992	959,100

				5,208,610

Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		200	186,812
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		70	62,630
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	92,747
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		360	363,419
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		1,060	1,067,208

				1,772,816

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	476,311
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		445	440,569
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	948,489

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29			705	$637,583
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31			200	212,579
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29			340	349,234
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26		EUR	400	467,875
4.250%	09/25/30		GBP	400	524,353
Fiserv Funding ULC,
Gtd. Notes
3.500%	06/15/32		EUR	300	344,077
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28			600	630,595
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31		EUR	500	611,844
5.550%	11/15/35			135	134,268
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30			510	536,409
7.250%	06/15/33	(a)		210	222,574
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28			200	208,750
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35			245	245,748
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32			370	377,275
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.184%(s)	02/15/43			175	60,215
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			1,035	971,047
3.875%	02/15/31			60	57,422
4.875%	01/15/28			455	455,359
5.250%	01/15/30	(a)		895	907,124
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31			45	41,322

					9,861,022

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29			446	484,440

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		375	$362,921
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		75	76,329
5.667%(ff)	04/25/36		70	73,960
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		70	69,237
4.950%	01/15/28		190	192,673
5.150%	01/15/30		105	106,893
5.375%	05/30/30		355	364,716
5.750%	03/01/29		490	507,077
5.750%	11/15/29		145	150,220
6.375%	05/04/28		345	359,456
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.914%(ff)	11/14/36		265	263,842
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		400	421,996
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	96,841
Gtd. Notes, 144A
4.000%	03/15/29		124	121,921
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		725	725,521
7.125%	03/15/26		632	635,245
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	445,078
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	472,950
5.750%	09/15/31		575	577,839
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	677,120
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		600	675,348
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	197,250
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		425	431,371

				8,005,804

Electric — 0.3%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,373

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	300	$339,008
4.250%	06/19/30		EUR	100	117,225
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34			269	237,840
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			1,375	1,327,216
4.500%	02/15/28			970	970,527
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29			30	29,976
5.000%	02/01/31			360	365,296
5.125%	03/15/28			1,396	1,396,251
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26		EUR	300	347,275
4.125%	04/30/33		EUR	100	118,082
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35			244	251,556
5.672%	10/20/35			485	501,945
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33			358	375,116
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36			560	518,680
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39			55	59,727
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56			376	378,475
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35			191	190,956
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55			3	2,962
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53			85	88,443
Sr. Unsec’d. Notes
5.450%	06/15/29			98	99,660
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27	(oo)	EUR	200	229,372
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32	(oo)	EUR	200	244,473
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55			265	257,838
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52			200	187,217

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35			200	$199,322
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31		EUR	200	239,521
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56			29	29,009
7.125%(ff)	12/01/54			282	296,375
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54			20	19,412
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			1,500	1,551,562
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56			124	123,794
7.625%(ff)	12/15/54			89	93,584
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30			69	64,342
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47			139	122,502
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28			60	58,011
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26	(oo)	EUR	700	819,588
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32			400	375,100
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27			500	528,645
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30			90	84,946
5.400%	06/01/33			315	325,099
5.650%	05/09/34			70	73,028
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32			145	130,337
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.156%(c)	07/24/26		EUR	600	699,416
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27		EUR	100	112,666
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28		EUR	100	119,811
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28		EUR	100	110,119

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55			35	$36,136
6.750%(ff)	06/15/54			135	143,981
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28			859	860,447
Gtd. Notes, 144A
3.375%	02/15/29			110	105,145
3.625%	02/15/31			529	494,209
3.875%	02/15/32			35	32,705
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28	(oo)		275	299,539
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27		EUR	700	819,613
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31		CAD	400	242,547
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43			70	58,481
5.800%	05/15/34			160	166,348
6.000%	08/15/35			245	257,382
6.150%	01/15/33			70	74,299
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31		EUR	600	629,764
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55			49	51,037
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53			65	61,535
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36			312	313,547
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56			95	97,084
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55			190	188,934
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34			32	32,167
5.450%	03/01/35			60	60,871
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30			31	30,950
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35			81	80,181
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		1,435		1,440,771

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		1,450	$1,469,838
8.000%(ff)	10/15/26	(oo)		1,975	2,017,710
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29	(oo)		1,500	1,653,127
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			2,085	2,084,130
5.625%	02/15/27			885	885,517
6.875%	04/15/32			315	331,676
Sr. Sec’d. Notes, 144A
3.700%	01/30/27			45	44,698
4.600%	10/15/30			30	29,966
5.250%	10/15/35			72	71,631
5.700%	12/30/34			75	77,193
6.000%	04/15/34			120	125,945

					30,190,782

Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31		EUR	1,200	1,401,225
3.500%	03/15/37		EUR	800	921,686

					2,322,911

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29		EUR	450	539,860
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32		EUR	400	475,723
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31			75	70,458

					1,086,041

Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27			217	211,234

Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.283%(s)	06/05/34			310	253,114
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29		EUR	200	223,396
2.000%	02/15/33		EUR	2,100	2,197,744
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30		EUR	400	437,867
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30		EUR	100	123,652

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32		EUR	300	$320,529
1.875%	03/14/36		EUR	100	101,799
6.450%	12/10/33		GBP	100	144,568
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28			200	198,584
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28			256	250,081
5.500%	07/31/47			200	176,188
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			294	287,203
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32			275	261,307
5.625%	01/31/34			550	556,170

					5,532,202

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	(a)		1,250	1,199,864
Sr. Sec’d. Notes, 144A
7.000%	02/15/30			400	414,234
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29			400	391,695
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29			30	30,170
6.250%	03/15/33			495	505,652
7.125%	02/15/31			380	411,852

					2,953,467

Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31			300	314,133

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27			600	586,676
Sr. Sec’d. Notes, 144A
8.000%	09/15/28			1,000	985,428
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31		EUR	1,707	1,948,392
8.125%	05/14/30		GBP	1,050	1,314,504
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53			55	60,813
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36			280	284,152

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		1,365	$1,319,765
4.375%	01/31/32		500	476,543
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		130	133,502
5.650%	05/01/45		28	28,243
5.700%	05/01/55		230	229,719
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	900	678,569
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		475	450,279

				8,496,585

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	44,233
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		180	187,489
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		45	47,725
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	732,703

				1,012,150

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	600	690,404
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,896,849
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	600	723,837
3.875%	10/15/36	EUR	600	711,939
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		400	417,235

				4,440,264

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	92,326
4.625%	06/01/30		1,945	1,892,694
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		405	389,564
3.500%	07/15/51		75	50,945

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.600%	11/15/32			124	$123,071
5.250%	06/15/49			5	4,526
5.500%	06/15/47			70	66,191
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29			250	246,496
4.375%	01/15/30			1,140	1,119,539
5.125%	11/01/27			840	839,960

					4,825,312

Holding Companies-Diversified — 0.0%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31		EUR	100	125,893
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31			3,905	4,123,478

					4,249,371

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28			1,612	1,612,893
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27			25	25,005
7.250%	10/15/29	(a)		789	804,634
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27			170	169,810
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29			1,585	1,528,130
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28			650	647,396
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30			1,245	1,208,136
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30			545	548,429

					6,544,433

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	(a)		280	273,595
6.625%	05/15/32			135	130,520
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28			300	314,247
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32			1,025	961,895

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29		419	$167,680

				1,847,937

Insurance — 0.0%
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		400	415,280
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	280,298
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		600	616,155
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	414,948
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	442,905
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	532,798

				2,702,384

Internet — 0.0%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		1,009	1,068,195
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		290	298,793
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		266	265,796
5.400%	08/15/54		75	69,784
5.500%	11/15/45		190	184,666
5.625%	11/15/55		155	149,019
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		485	481,404
5.350%	09/15/54		20	19,012

				2,536,669

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	570,715

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		470	486,502
7.375%	05/01/33		285	296,293
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33		175	178,978

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
6.000%	12/15/35		175	$179,422

				1,141,195

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		50	50,681
6.750%	02/01/32		410	419,828
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		425	435,748
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	25,442

				931,699

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	(a)	1,210	1,183,185
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		525	487,292
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		140	139,275
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		395	404,354
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,400	1,413,062
6.125%	09/15/29		1,070	1,099,850
6.500%	04/15/32		780	803,346

				5,530,364

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	120,956

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		150	156,511
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		500	531,947

				688,458

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29		170	168,097
Sr. Unsec’d. Notes
4.500%	05/01/32	(a)	330	296,217
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		121	111,194

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.500%	08/15/30			87	$81,962
4.750%	03/01/30			350	334,822
5.000%	02/01/28			65	64,466
5.125%	05/01/27			245	244,721
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29			150	140,358
2.800%	04/01/31			333	299,665
3.500%	06/01/41			160	113,743
3.900%	06/01/52			399	257,616
6.650%	02/01/34			135	142,344
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56			130	73,107
4.800%	05/15/33			115	116,022
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	(x)		80	71,090
7.375%	07/01/28	(x)		175	168,876
7.750%	07/01/26	(x)		2,900	2,863,937
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	(x)		1,575	1,638,959
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31		EUR	300	356,770
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28			845	874,929
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30		GBP	1,500	1,812,150
4.250%	01/15/30		GBP	600	741,100
5.250%	05/15/29		GBP	457	594,453

					11,566,598

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32		EUR	300	371,866
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31			615	677,976
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31			113	108,971
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27			200	200,500
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
4.154%	04/29/31		EUR	200	242,268
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29			270	278,279
5.634%	04/04/34			245	255,844

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
6.125%	10/06/28			145	$151,811
6.375%	10/06/30			25	26,877
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32			265	280,709
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31			379	344,718
6.875%	01/30/30			450	467,032

					3,406,851

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29	(oo)	EUR	100	124,157
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28		EUR	500	596,731
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30		EUR	100	119,766
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30		EUR	700	817,589

					1,658,243

Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29			200	204,728
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30		EUR	100	120,441
4.750%	04/16/29		GBP	400	544,394
5.000%	01/24/29			395	406,973
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37		CAD	300	220,659
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37		CAD	1,000	451,488
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27			400	415,477

					2,364,160

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31			425	389,746
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27			25	31,771
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32			335	346,538
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29	(oo)	EUR	650	763,189

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.125%(ff)	03/18/35	(oo)		260	$267,150
6.450%(ff)	12/01/33	(oo)		235	249,100
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37			134	130,213
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28			125	128,915
8.625%	11/01/30			475	497,410
8.750%	07/01/31	(a)		485	503,449
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62			40	29,099
5.550%	03/15/54			50	48,209
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55			155	149,013
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32			1,380	1,339,428
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29			200	214,530
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32			450	444,523
5.375%	02/01/29			1,125	1,126,627
5.375%	03/15/30			378	383,747
Gtd. Notes, 144A
5.875%	02/01/29			471	471,637
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29			106	104,604
6.000%	04/15/30			470	456,034
6.000%	02/01/31			106	100,587
6.250%	04/15/32			550	517,410
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45			34	27,287
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27			750	759,465
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	500	668,499
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32			1,220	1,216,499
7.690%	01/23/50			510	457,133
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			585	546,468
6.875%	09/19/33			100	108,851
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30			100	99,301

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54			15	$14,075
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	650	739,485
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29			310	311,256
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30			700	732,472

					14,373,720

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30	(a)		1,100	1,015,758
6.000%	06/15/29			875	900,393
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30			1,215	1,235,457
Sr. Sec’d. Notes, 144A
6.750%	04/15/32			450	463,265

					3,614,873

Pharmaceuticals — 0.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49			240	197,930
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28			500	503,531
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28			95	83,105
5.000%	02/15/29			385	293,220
5.250%	01/30/30			535	375,313
5.250%	02/15/31			331	212,254
6.250%	02/15/29			1,516	1,212,800
7.000%	01/15/28			275	248,875
Sr. Sec’d. Notes, 144A
4.875%	06/01/28			275	245,437
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32		EUR	200	239,441
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54			290	285,069
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	(x)		20	18,432
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)		375	310,762

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35			95	$96,068

					4,322,237

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29			1,225	1,225,618
6.625%	02/01/32			280	290,375
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29			380	381,127
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30			30	31,757
5.962%	02/15/55			90	88,694
6.036%	11/15/33			255	272,969
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77			65	64,505
8.500%(ff)	01/15/84			55	63,027
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56			687	685,049
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		1,840	1,884,817
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)		605	608,044
Sr. Unsec’d. Notes
5.400%	10/01/47			420	377,487
5.550%	05/15/34			85	87,407
5.600%	09/01/34			55	56,613
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	01/15/36			140	142,489
5.375%(ff)	02/15/78			45	44,716
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31		EUR	800	929,831
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36			275	287,081
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47			325	290,542
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33			300	319,279
Gtd. Notes, 144A
6.500%	09/01/30			150	160,843
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30			285	287,247
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35			400	409,762

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79			200	$198,320
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29			25	23,483
4.125%	08/15/31			25	22,746
6.250%	01/15/30			210	212,393
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)		2,105	1,663,320
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30			540	529,042
5.300%	03/01/48			30	25,890

					11,664,473

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29		EUR	715	786,327
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28		EUR	300	336,810
1.625%	04/20/30		EUR	100	108,446
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33			200	201,923
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30			315	329,479
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27		EUR	300	346,923
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28			3,130	3,143,497
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27		EUR	975	1,127,831
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29		EUR	100	112,426
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28		CNH	2,000	290,269
3.200%	08/14/27		CNH	5,000	723,992
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29		EUR	200	213,861

					7,721,784

Real Estate Investment Trusts (REITs) — 0.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35			400	406,680

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40			198	$197,398
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32		EUR	400	401,924
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31			300	262,394
Sr. Unsec’d. Notes
4.750%	02/15/28			351	338,739
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31			420	401,740
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27		EUR	500	579,913
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35			600	612,809
Lineage Europe Finco BV (Netherlands),
Gtd. Notes, 144A
4.125%	11/26/31		EUR	800	923,538
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29			205	171,950
5.000%	10/15/27			15	14,481
Sr. Sec’d. Notes, 144A
8.500%	02/15/32			50	53,428
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33		CAD	300	219,936
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31		EUR	1,400	1,631,526
4.875%	07/06/30		EUR	700	874,746
5.000%	10/15/29		GBP	500	683,303
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32			925	959,660
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29			1,770	1,691,605
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27		EUR	400	476,605
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26			750	743,784
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30	(oo)	EUR	300	360,679
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30			375	379,486

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30			5	$4,855
4.250%	12/01/26			20	20,005
4.500%	09/01/26			95	95,048
4.500%	01/15/28			305	305,566
5.750%	02/01/27			5	5,056
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32		EUR	500	603,050
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28		EUR	100	113,576

					13,533,480

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28			305	300,230
6.125%	06/15/29			490	503,710
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32		EUR	150	181,788
7.375%	08/31/32		GBP	175	243,683
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30			1,150	1,205,419
9.000%	06/01/31			773	872,199
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28		EUR	2,000	2,538,714
12.000%	11/30/28			1,500	1,626,435
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29			825	801,521
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29			325	307,810
3.875%	10/01/31			300	277,520
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29			1,125	1,087,587
McDonald’s Corp.,
Sr. Unsec’d. Notes
4.857%	05/21/31		CAD	800	611,851
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29			229	221,977
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	(a)		400	417,909
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27			1,000	1,000,000

					12,198,353

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27	(oo)	GBP	200	$268,916

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
2.600%	02/15/33	(h)		550	484,619
Sr. Unsec’d. Notes
3.469%	04/15/34			123	112,376
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37			320	336,470
6.250%	01/25/35			200	212,241
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31			130	120,417
Sr. Unsec’d. Notes
5.450%	07/15/35			432	444,995
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35			19	20,283

					1,731,401

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30			480	446,455
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31			120	118,995
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51			55	36,198
5.375%	09/27/54			25	20,250
6.000%	08/03/55			119	105,165
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30			120	120,504

					847,567

Telecommunications — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28			200	139,000
5.750%	08/15/29			1,175	818,094
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31		EUR	500	606,027
4.900%	11/01/35			230	227,181
5.550%	11/01/45			75	72,243
5.700%	11/01/54			185	177,504
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32	(x)		200	207,626
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33		EUR	300	296,446

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28			1,050	$1,052,848
5.875%	10/15/27			1,025	1,026,430
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36			770	789,775
Sr. Sec’d. Notes, 144A
6.875%	06/30/33			660	675,444
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30			255	259,608
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			40	48,397
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%
11.750%	03/01/28^	(d)	GBP	1,341	2
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29		GBP	690	880,093
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31			275	288,634

					7,565,352

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30		EUR	700	889,185
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29	(oo)	EUR	400	437,929
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33		CHF	200	249,248
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27		EUR	400	476,680
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29		EUR	300	318,291
1.375%	04/21/32		EUR	500	523,446
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34			275	284,079
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29		EUR	100	107,945
0.400%	12/19/36		EUR	164	160,407
1.875%	05/25/32		EUR	900	969,284
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37		EUR	200	182,237
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35		CAD	400	298,452

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	400	$452,595
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,445	1,345,932
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	104,294
7.125%	02/01/32		295	310,423

				7,110,427

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	503,571

TOTAL CORPORATE BONDS (cost $306,700,902)				309,350,419

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32		424	425,527
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%
8.739%(c)	11/17/28		567	555,231

				980,758

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%
6.486%(c)	03/18/30		885	888,127

Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.300%(c)	11/03/32	EUR	450	531,722

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		141	48,913

Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	3,625	4,276,970

Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 6 Month EURIBOR + 3.000%
4.829%(c)	07/17/29	EUR	5,100	6,021,989

TOTAL FLOATING RATE AND OTHER LOANS (cost $11,874,900)				12,748,479

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.024%(c)	12/25/41		200	$203,762
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.124%(c)	03/25/42		90	95,435
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.124%(c)	03/25/42		80	83,881
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.824%(c)	09/25/45		140	140,022
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.324%(c)	04/25/34		74	74,578
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.865%(c)	09/26/33		33	33,106
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	09/25/41		300	302,396
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.224%(c)	12/25/41		200	201,708
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		50	10,123
Series 5020, Class IH, IO
3.000%	08/25/50		235	37,312
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		96	94,135
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70		597	597,916
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.774%(c)	04/25/34		96	96,928
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.574%(c)	11/25/31		83	83,444

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,029,797)				2,054,746

SOVEREIGN BONDS — 1.0%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	500	569,458
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		400	412,659

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	$736,635
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,870	1,159,403
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	119,921
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	276,243
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	614,671
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		295	282,923
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	205,762
3.375%	11/25/32	EUR	300	353,412
3.375%	05/25/34	EUR	500	580,052
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,317	1,317,105
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	215	270,671
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	200	246,243
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	300	383,631
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	25	16,438
Bundesobligation (Germany),
Bonds, Series 192
2.200%	10/10/30	EUR	1,530	1,777,435
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	222,936
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		1,200	1,075,200
3.750%	01/14/32	EUR	166	198,009
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,590,399
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	733,619
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	420	500,686
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	200	132,515

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	350	$212,167
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	990	1,152,977
5.000%	09/19/32	EUR	130	146,665
5.000%	06/15/45		805	590,065
5.625%	02/19/36	EUR	230	253,740
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	205,674
1.500%	06/17/31	EUR	1,300	1,421,290
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,527,015
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	55,330	2,770,389
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	8,180	401,914
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		770	783,090
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		88	91,233
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	150	184,257
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	191,600
3.450%	06/25/26	CNH	1,000	144,149
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		800	813,480
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		218	228,085
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,500	3,620,425
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	115,416
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	307,886
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	575,860	1,783,981
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		200	199,836
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,105	1,310,361

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,020	$1,046,109
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	700	775,266
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	600	611,702
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	584,612
1.400%	10/30/31	EUR	100	104,661
2.900%	10/31/35	CNH	1,000	142,741
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,354,067
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	198,771
6.875%	10/21/34	GBP	100	148,715
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		600	620,400
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		200	207,398
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	1,280	1,517,909
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,930,415
4.350%	11/01/33	EUR	560	708,141
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	3,870	4,617,254
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	35	42,560
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	600	700,724
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,085	1,219,164
3.350%	03/01/35	EUR	85	99,768
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	5,790	6,747,329
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	285,681
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	66,900	251,178
Bonds, Series 84
2.100%	09/20/54	JPY	5,600	27,384
Bonds, Series 85
2.300%	12/20/54	JPY	157,950	808,667
Bonds, Series 86
2.400%	03/20/55	JPY	392,450	2,055,294
Bonds, Series 88
3.200%	09/20/55	JPY	25,000	154,550
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	328,850	1,716,389

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 194
2.700%	09/20/45	JPY	40,000	$246,052
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	167,194
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	650	772,863
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	108,149
0.000%	03/17/31	EUR	200	200,379
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	659,767
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	377,408
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	357,619
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	33,500	1,731,001
7.750%	05/29/31	MXN	62,350	3,334,769
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	27,500	1,416,523
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,384,914
2.250%	08/12/36	EUR	400	376,029
3.500%	09/19/29	EUR	200	233,982
4.500%	03/19/34	EUR	110	129,110
5.125%	03/19/38	EUR	100	116,969
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	930	599,817
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		305	201,453
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,264,258
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	798,701
1.200%	04/28/33	EUR	767	762,404
3.625%	02/04/32	EUR	400	476,102
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%(cc)	10/20/40		300	268,506
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	900	515,413
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	280,239

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33		CAD	2,780	$2,042,511
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33		CAD	2,720	1,980,020
Unsec’d. Notes, MTN
4.694%(s)	10/01/39		CAD	135	52,729
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48		CAD	500	297,316
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31		EUR	200	233,744
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43		EUR	385	423,084
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34		CAD	1,000	793,814
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	718	1,001,286
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29			3,500	3,366,795
4.000%	10/17/49			330	250,904
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51			400	293,130
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33			805	853,502
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30		ZAR	15,025	927,468
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, 144A
7.250%	12/11/55	(a)		267	264,330
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49			370	312,188
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40		EUR	150	115,815
2.750%	04/14/41		EUR	131	101,740
3.624%	05/26/30		EUR	20	23,144
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30		EUR	174	184,348
3.875%	10/29/35		EUR	20	20,485
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30		EUR	400	423,789
2.000%	01/28/32		EUR	197	197,372
3.875%	10/29/35		EUR	20	20,485
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39		EUR	400	370,306
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	895	961,749
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	900	1,052,392

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	900	$1,049,003
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	79,326
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	246,026
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		800	828,640
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	500	510,637
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	2,008,358
1.200%	10/31/40	EUR	800	676,180
3.200%	10/31/35	EUR	1,620	1,890,951
4.000%	10/31/54	EUR	2,990	3,445,886
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		200	216,050
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	481,153
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	300	400,341
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	1,150	627,356
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		360	381,240
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	9,330	12,595,364
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,790	76,843

TOTAL SOVEREIGN BONDS (cost $123,560,430)				120,765,991

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		2,059	2,042,976
5.500%	07/01/53		1,225	1,245,745
5.500%	11/01/54		2,785	2,824,733
6.000%	07/01/53		1,005	1,039,629
6.500%	05/01/54		786	820,055
6.750%	03/15/31		430	489,582
Federal National Mortgage Assoc.
2.500%	07/01/50		1,585	1,368,732
2.500%	08/01/51		2,524	2,166,853
3.000%	07/01/52		3,581	3,179,442
3.500%	05/01/52		1,494	1,389,257

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/01/53		909	$909,866
5.000%	08/01/53		1,363	1,364,001
5.500%	12/01/52		432	440,768
5.500%	05/01/53		633	644,128
6.000%	09/01/52		174	180,512
6.000%	02/01/53		1,121	1,153,370
6.000%	09/01/53		856	890,199
6.000%	10/01/54		1,776	1,845,076
6.625%	11/15/30		405	456,683
Government National Mortgage Assoc.
3.000%	10/20/51		2,023	1,819,875
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		278	272,648

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,218,819)				26,544,130

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
2.250%	08/15/49	(h)	2,738	1,720,662
2.375%	05/15/51	(k)	1,535	969,209
2.875%	05/15/49		1,700	1,221,875
3.250%	05/15/42		8,620	7,200,394
3.375%	11/15/48	(h)(k)	3,255	2,579,079
4.000%	11/15/42	(k)	1,247	1,144,512
4.125%	08/15/44	(h)	18,430	16,941,202
4.250%	08/15/54		1,040	942,337
4.375%	08/15/43		3,650	3,490,883
4.625%	05/15/44		3,080	3,028,506
4.625%	11/15/44		2,495	2,448,219
4.750%	11/15/43	(k)	10,800	10,815,187
4.750%	02/15/45		8,540	8,506,641
5.000%	05/15/45	(h)	8,890	9,138,642
U.S. Treasury Notes
1.250%	06/30/28		605	572,576
1.875%	02/15/32		40	35,688
2.375%	03/31/29		90	86,716
2.875%	08/15/28		355	349,314
3.250%	06/30/29		160	158,187
3.500%	09/30/26		505	504,665
3.500%	10/31/27		4,005	4,006,095
3.500%	02/15/33	(h)	8,120	7,894,162
3.625%	10/31/30		6,610	6,583,663
3.750%	05/15/28		7,430	7,470,633
3.750%	10/31/32		2,970	2,938,908
3.875%	05/31/27		7,710	7,749,454
3.875%	06/30/30		7,990	8,051,173
3.875%	08/15/33		65	64,502
4.000%	05/31/30		2,085	2,111,714
4.000%	07/31/32		90	90,520
4.125%	10/31/26		2,029	2,037,560
4.125%	05/31/32		3,485	3,532,102
4.250%	05/15/35		2,555	2,578,155
4.375%	11/30/30		1,105	1,137,028
4.375%	05/15/34		3,610	3,692,353
4.500%	11/15/33		8	8,265
4.625%	06/30/26		1,180	1,186,038
U.S. Treasury Strips Coupon
2.070%(s)	08/15/41	(k)	7,920	3,703,921

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.125%(s)	05/15/45		640	$240,787
2.305%(s)	02/15/43		3,540	1,512,504
2.395%(s)	05/15/43		2,445	1,029,589
2.675%(s)	05/15/44		1,485	589,211
3.077%(s)	08/15/44		865	338,083
3.340%(s)	08/15/45	(h)(k)	10,235	3,791,566
4.424%(s)	02/15/41	(h)(k)	5,270	2,539,266
4.500%(s)	05/15/46		1,010	359,768
4.608%(s)	11/15/48		225	70,675
4.716%(s)	02/15/39		1,685	914,576
4.727%(s)	05/15/50		2,895	838,294
4.730%(s)	05/15/39		2,540	1,358,285
4.864%(s)	05/15/41	(k)	3,910	1,857,452
4.879%(s)	11/15/42	(h)(k)	6,360	2,758,840
4.920%(s)	08/15/48		825	262,340
4.924%(s)	02/15/49		650	201,081
4.928%(s)	11/15/45		270	98,628
4.996%(s)	11/15/43		1,905	777,951
5.005%(s)	11/15/41		405	186,465
5.021%(s)	08/15/39		265	139,612
5.040%(s)	11/15/39		265	137,572
5.069%(s)	05/15/40		265	133,726
5.095%(s)	08/15/40		265	131,492
5.104%(s)	11/15/40		265	129,599
5.170%(s)	02/15/42		265	120,092
5.183%(s)	05/15/42		265	118,330
5.192%(s)	08/15/42		265	116,499
5.220%(s)	02/15/45		1,070	408,214
5.224%(s)	08/15/43		265	109,807
5.239%(s)	02/15/44		265	106,634
5.246%(s)	11/15/44		265	102,271
5.276%(s)	02/15/40		1,330	679,797

TOTAL U.S. TREASURY OBLIGATIONS (cost $165,571,870)				158,849,746

OPTIONS PURCHASED*~ — 0.0% (cost $0)				7,940

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN—91.7% (cost $8,665,384,176)				10,638,705,177

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $0)				(6,404)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—91.7% (cost $8,665,384,176)				10,638,698,773

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Shares	Value

SHORT-TERM INVESTMENTS — 9.9%
AFFILIATED MUTUAL FUNDS — 9.5%
PGIM Core Ultra Short Bond Fund(wa)		902,343,763	$902,343,763
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $191,822,990; includes $191,142,685 of cash collateral for securities on loan)(b)(wa)		191,938,590	191,823,427

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,094,166,753)			1,094,167,190

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
3.635%	04/23/26	130	128,584
3.651%	03/05/26(k)	50,000	49,695,999

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,812,018)			49,824,583

OPTIONS PURCHASED*~ — 0.0% (cost $387,987)			188,007

TOTAL SHORT-TERM INVESTMENTS (cost $1,144,366,758)			1,144,179,780

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—101.6% (cost $9,809,750,934)			11,782,878,553

OPTIONS WRITTEN*~ — (0.0)% (premiums received $583,042)			(406,387)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—101.6% (cost $9,809,167,892)			11,782,472,166

Liabilities in excess of other assets(z) — (1.6)%			(181,180,256)

NET ASSETS — 100.0%			$11,601,291,910

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,637,173; cash collateral of $191,142,685 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cencora, Inc., Sr. Unsec’d. Notes, 2.700%, 03/15/31	12/11/24	$17,624	$18,432	0.0%
Diamond Sports Group LLC*	01/02/25	49,725	31,658	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	08/13/25	204,500	207,626	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/09/21	$79,044	$71,090	0.0%
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	76,125	168,876	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	07/09/21-09/16/25	3,128,663	2,863,937	0.0
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/20/24	1,622,125	1,638,959	0.0

Total		$5,177,806	$5,000,578	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures (cost $45,719)	Put	02/20/26	$111.00	133	133	$31,172

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		7,105	$6
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		1,217	1
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		14,210	11
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		2,435	2
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.32%	—	EUR	5,130	4,091
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	873	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	861	1
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	447	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	3,874	1,668
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		4,053	1,841
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		1,314	159
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		3,522	1,011
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		1,022	629
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		1,005	596
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		1,006	37
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		2,026	562
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.16%	—	EUR	5,130	462
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	1,341	2,165
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		1,010	2
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		1,006	6
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		7,300	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,024	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		4,053	7
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		2,026	2

Total OTC Traded (cost $72,373)								$13,259

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(A)	1 Day SOFR(A)/ 3.870%	6,495	$121
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/3.870%	3.61%(A)	3,400	7,937

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.870%	7.22%(A)	3,400	$3
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	18,010	110,387
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	3,425	20,993
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	18,010	9
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	3,425	2
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	2,060	286
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	3,370	468
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	68,340	11,310

Total OTC Swaptions (cost $269,895)								$151,516

Total Options Purchased (cost $387,987)								$195,947

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.52%	—	EUR	5,130	$(877)
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	873	(325)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	861	(517)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	447	(337)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	3,874	(22,116)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		1,314	(2,879)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		3,522	(13,835)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		1,022	(6,387)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		1,005	(5,306)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		1,006	(28,027)
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.07%	—	EUR	5,130	(934)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		1,010	(9,401)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		1,006	(11,358)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		4,664	(17)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		4,053	(51,936)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		2,026	(54,111)

Total OTC Traded (premiums received $ 239,983)								$(208,363)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(A)/ 3.870%	2.37%(A)	12,990	$(21)
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	68,340	(32,288)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.870%	3,400	(4,228)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.870%	3,400	(2,176)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	18,010	$(64,171)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	3,425	(12,204)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	18,010	(41,935)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	3,425	(7,975)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	2,060	(6,265)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	3,370	(10,249)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	43,100	(2,536)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	4,560	(268)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	17,790	(921)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	2,540	(132)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	3,640	(168)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	68,340	(3,159)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	22,380	(15,732)

Total OTC Swaptions (premiums received $343,059)								$(204,428)

Total Options Written (premiums received $583,042)								$(412,791)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
353	3 Month CME SOFR	Mar. 2026	$84,995,781	$19,231
64	3 Month Euro EURIBOR	Dec. 2026	18,407,393	(36,549)
57	3 Month EuroSTR	Mar. 2026	16,422,135	(524)
508	2 Year U.S. Treasury Notes	Mar. 2026	106,064,844	(24,436)
2,277	5 Year U.S. Treasury Notes	Mar. 2026	248,886,779	(671,938)
28	10 Year Canadian Government Bonds	Mar. 2026	2,466,562	(26,724)
6	10 Year Japanese Bonds	Mar. 2026	5,071,885	(37,921)
49	10 Year Korean Treasury Bonds	Mar. 2026	3,840,950	23,220
27	10 Year U.K. Gilt	Mar. 2026	3,325,379	15,946
1,094	10 Year U.S. Treasury Notes	Mar. 2026	123,006,625	(678,485)
513	10 Year U.S. Ultra Treasury Notes	Mar. 2026	59,003,018	(164,116)
595	20 Year U.S. Treasury Bonds	Mar. 2026	68,778,281	(584,251)
247	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	29,146,000	(534,957)
219	Euro Schatz Index	Mar. 2026	27,484,414	(24,103)
28	Euro-BTP Italian Government Bond	Mar. 2026	3,954,595	(8,884)
1,218	Mini MSCI EAFE Index	Mar. 2026	176,737,890	1,239,108
295	Russell 2000 E-Mini Index	Mar. 2026	36,845,500	(822,964)
773	S&P 500 E-Mini Index	Mar. 2026	266,395,125	530,622

				(1,787,725)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
92	3 Month CME SOFR	Mar. 2026	$22,151,875	$(11,088)
64	3 Month Euro EURIBOR	Dec. 2028	18,311,496	26,309
116	2 Year U.S. Treasury Notes	Mar. 2026	24,219,531	10,458
61	3 Year Australian Treasury Bonds	Mar. 2026	4,274,196	(4,362)
81	5 Year Euro-Bobl	Mar. 2026	11,057,410	61,287
121	5 Year U.S. Treasury Notes	Mar. 2026	13,225,867	26,243
63	10 Year Euro-Bund	Mar. 2026	9,444,977	36,487
74	10 Year U.S. Treasury Notes	Mar. 2026	8,320,375	55,112
146	10 Year U.S. Ultra Treasury Notes	Mar. 2026	16,792,282	69,290
13	20 Year U.S. Treasury Bonds	Mar. 2026	1,502,719	3,194
55	30 Year Euro Buxl	Mar. 2026	7,117,716	49,805
35	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	4,130,000	60,120
69	British Pound Currency	Mar. 2026	5,803,763	(52,490)
26	Canadian Dollar Currency	Mar. 2026	1,901,120	(31,125)
469	Euro Currency	Mar. 2026	69,060,250	(431,027)
6	Euro Schatz Index	Mar. 2026	752,998	1,334
35	Euro-OAT	Mar. 2026	4,960,108	15,007

				(115,446)

				$(1,903,171)

Bond forward contract outstanding at December 31, 2025:

			Notional		Value at
Purchase Bond		Settlement	Amount	Strike	Settlement	Current	Unrealized	Unrealized
Forwards	Counterparty	Date	(000)#	Price	Date	Value	Appreciation	Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond 2.000%, 02/15/50	CITI	06/12/26	33,300	$59.75	$19,897,880	$19,602,535	$—	$(295,345)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	766	$507,436	$511,505	$4,069	$—
Expiring 01/14/26	GSI	AUD	537	350,578	358,333	7,755	—
Expiring 01/14/26	MSI	AUD	579	378,004	386,564	8,560	—
Expiring 01/22/26	BARC	AUD	53	35,359	35,277	—	(82)
Expiring 01/22/26	BNP	AUD	40	26,818	26,944	126	—
Expiring 01/22/26	GSI	AUD	1,020	674,600	680,943	6,343	—
Brazilian Real,
Expiring 02/03/26	GSI	BRL	38,014	6,972,764	6,877,392	—	(95,372)
British Pound,
Expiring 01/22/26	BARC	GBP	13	17,149	17,142	—	(7)
Expiring 01/22/26	MSI	GBP	1,432	1,873,717	1,930,366	56,649	—
Expiring 01/22/26	MSI	GBP	668	897,082	900,684	3,602	—
Expiring 03/17/26	WBC	GBP	1,158	1,545,793	1,560,340	14,547	—
Canadian Dollar,
Expiring 01/14/26	WBC	CAD	348	249,107	253,705	4,598	—
Expiring 01/22/26	BARC	CAD	472	335,563	343,979	8,416	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	505,772	555,000	562,277	7,277	—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 01/22/26	BNP	CNH	1,168	$165,895	$167,594	$1,699	$—
Expiring 01/22/26	GSI	CNH	1,692	240,428	242,822	2,394	—
Expiring 02/11/26	CITI	CNH	2,621	371,190	376,649	5,459	—
Expiring 02/11/26	MSI	CNH	4,834	683,680	694,790	11,110	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	8,431,034	2,155,448	2,174,911	19,463	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	21,588	1,038,000	1,050,496	12,496	—
Expiring 03/17/26	CITI	CZK	11,258	548,204	548,275	71	—
Danish Krone,
Expiring 03/17/26	WBC	DKK	3,161	500,047	499,525	—	(522)
Euro,
Expiring 01/22/26	BARC	EUR	4,357	5,126,579	5,125,169	—	(1,410)
Expiring 01/22/26	BARC	EUR	252	296,024	295,944	—	(80)
Expiring 01/22/26	CITI	EUR	893	1,030,352	1,050,548	20,196	—
Expiring 01/22/26	CITI	EUR	445	523,000	523,732	732	—
Expiring 01/22/26	CITI	EUR	289	339,685	339,977	292	—
Expiring 01/22/26	GSI	EUR	578	676,511	680,233	3,722	—
Expiring 01/22/26	HSBC	EUR	3,275	3,852,761	3,852,380	—	(381)
Expiring 01/22/26	HSBC	EUR	241	283,670	283,976	306	—
Expiring 01/22/26	HSBC	EUR	137	160,892	160,933	41	—
Expiring 01/22/26	HSBC	EUR	19	21,711	21,875	164	—
Expiring 01/22/26	MSI	EUR	4,510	5,268,860	5,306,172	37,312	—
Expiring 01/22/26	MSI	EUR	1,744	2,032,140	2,051,100	18,960	—
Expiring 01/22/26	MSI	EUR	1,150	1,343,653	1,353,168	9,515	—
Expiring 01/22/26	MSI	EUR	1,134	1,336,585	1,334,541	—	(2,044)
Expiring 01/22/26	MSI	EUR	437	509,731	514,487	4,756	—
Expiring 03/17/26	GSI	EUR	998	1,178,497	1,176,840	—	(1,657)
Expiring 03/17/26	MSI	EUR	2,117	2,495,574	2,496,274	700	—
Hong Kong Dollar,
Expiring 02/11/26	GSI	HKD	27,280	3,515,467	3,510,270	—	(5,197)
Expiring 02/11/26	MSI	HKD	2,978	383,710	383,177	—	(533)
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	221,755	666,000	677,047	11,047	—
Expiring 01/22/26	DB	HUF	382,788	1,155,000	1,168,703	13,703	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	259,271	2,861,000	2,864,148	3,148	—
Expiring 03/18/26	BOA	INR	155,720	1,718,000	1,720,232	2,232	—
Expiring 03/18/26	CITI	INR	124,049	1,364,000	1,370,360	6,360	—
Expiring 03/18/26	JPM	INR	771,501	8,485,023	8,522,713	37,690	—
Expiring 03/18/26	UAG	INR	771,501	8,507,854	8,522,713	14,859	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	69,916,882	4,176,885	4,179,120	2,235	—
Israeli Shekel,
Expiring 01/14/26	MSI	ILS	6,383	1,944,641	2,004,129	59,488	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	443,870	2,948,896	2,839,281	—	(109,615)
Expiring 01/22/26	BNP	JPY	59,349	394,292	379,636	—	(14,656)
Expiring 01/22/26	GSI	JPY	104,531	667,845	668,647	802	—
Expiring 01/22/26	HSBC	JPY	2,986	19,279	19,097	—	(182)
Expiring 01/22/26	MSI	JPY	163,560	1,086,917	1,046,236	—	(40,681)
Expiring 02/12/26	CITI	JPY	500,664	3,269,714	3,208,418	—	(61,296)
Expiring 02/12/26	CITI	JPY	100,905	645,622	646,629	1,007	—
Expiring 02/12/26	GSI	JPY	168,646	1,101,413	1,080,739	—	(20,674)
Expiring 02/12/26	GSI	JPY	125,288	806,841	802,886	—	(3,955)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/12/26	GSI	JPY	107,160	$689,426	$686,719	$—	$(2,707)
Expiring 02/12/26	MSI	JPY	685,810	4,456,854	4,394,890	—	(61,964)
Mexican Peso,
Expiring 01/22/26	MSI	MXN	3,713	203,059	205,764	2,705	—
Expiring 01/22/26	MSI	MXN	1,077	58,742	59,708	966	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	20,861	659,000	663,112	4,112	—
Expiring 03/18/26	JPM	TWD	29,169	934,000	927,210	—	(6,790)
Expiring 03/18/26	MSI	TWD	56,791	1,823,202	1,805,259	—	(17,943)
Expiring 03/18/26	MSI	TWD	32,089	1,030,000	1,020,040	—	(9,960)
Expiring 03/18/26	MSI	TWD	30,667	986,000	974,820	—	(11,180)
New Zealand Dollar,
Expiring 01/14/26	MSI	NZD	682	392,353	392,893	540	—
Expiring 01/22/26	BNP	NZD	6,250	3,635,611	3,601,581	—	(34,030)
Expiring 01/22/26	BNP	NZD	1,164	673,456	670,752	—	(2,704)
Norwegian Krone,
Expiring 03/17/26	MSI	NOK	14,997	1,478,190	1,487,352	9,162	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	6,720	1,992,018	1,993,537	1,519	—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	49,007	834,000	827,777	—	(6,223)
Expiring 03/18/26	JPM	PHP	90,227	1,523,918	1,524,040	122	—
Expiring 03/18/26	JPM	PHP	59,336	1,004,000	1,002,258	—	(1,742)
Polish Zloty,
Expiring 01/22/26	MSI	PLN	1,372	380,753	382,188	1,435	—
Romanian Leu,
Expiring 01/22/26	GSI	RON	251	57,767	57,888	121	—
Singapore Dollar,
Expiring 02/11/26	CITI	SGD	3,779	2,928,403	2,947,900	19,497	—
Expiring 02/11/26	WBC	SGD	563	438,774	439,372	598	—
Expiring 03/18/26	DB	SGD	1,157	904,000	904,651	651	—
Expiring 03/18/26	HSBC	SGD	699	545,000	546,539	1,539	—
Expiring 03/18/26	MSI	SGD	736	574,000	575,654	1,654	—
South African Rand,
Expiring 01/22/26	GSI	ZAR	35,155	2,080,149	2,119,655	39,506	—
Expiring 03/18/26	DB	ZAR	8,780	511,000	527,288	16,288	—
Expiring 03/18/26	GSI	ZAR	11,338	665,520	680,882	15,362	—
South Korean Won,
Expiring 02/11/26	MSI	KRW	1,510,541	1,043,771	1,047,583	3,812	—
Expiring 03/18/26	JPM	KRW	3,994,782	2,727,000	2,774,257	47,257	—
Expiring 03/18/26	MSI	KRW	564,696	384,500	392,164	7,664	—
Swedish Krona,
Expiring 01/22/26	BARC	SEK	19,632	2,117,562	2,134,836	17,274	—
Expiring 03/17/26	CITI	SEK	37,576	4,085,027	4,097,969	12,942	—
Expiring 03/17/26	GSI	SEK	17,889	1,944,839	1,950,902	6,063	—
Swiss Franc,
Expiring 03/17/26	CITI	CHF	1,620	2,062,650	2,062,330	—	(320)
Expiring 03/17/26	GSI	CHF	9,713	12,366,280	12,362,266	—	(4,014)
Expiring 03/17/26	WBC	CHF	167	211,922	212,559	637	—
Thai Baht,
Expiring 01/22/26	BNP	THB	15,521	492,209	493,316	1,107	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	44,028	1,009,000	1,016,421	7,421	—
Expiring 01/22/26	BARC	TRY	36,456	827,296	835,148	7,852	—
Expiring 01/22/26	BARC	TRY	33,852	770,231	775,495	5,264	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 01/22/26	BNP	TRY	32,477	$739,041	$744,006	$4,965	$—
Expiring 01/22/26	BOA	TRY	44,052	1,006,000	1,009,165	3,165	—
Expiring 01/22/26	HSBC	TRY	33,852	769,759	775,496	5,737	—

				$156,332,768	$156,485,685	670,838	(517,921)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	247	$160,053	$164,584	$—	$(4,531)
Expiring 01/14/26	GSI	AUD	1,508	982,652	1,006,523	—	(23,871)
Expiring 01/14/26	WBC	AUD	40	26,321	26,896	—	(575)
Expiring 01/22/26	BARC	AUD	1,437	927,186	959,079	—	(31,893)
Expiring 01/22/26	BNP	AUD	5,418	3,613,375	3,615,999	—	(2,624)
Brazilian Real,
Expiring 02/03/26	GSI	BRL	3,826	702,000	692,100	9,900	—
British Pound,
Expiring 01/22/26	BARC	GBP	18	24,809	24,756	53	—
Expiring 01/22/26	BARC	GBP	3	4,136	4,128	8	—
Expiring 01/22/26	BNP	GBP	11,968	16,003,663	16,131,261	—	(127,598)
Expiring 01/22/26	BNY	GBP	4,957	6,588,663	6,680,975	—	(92,312)
Expiring 01/22/26	BNY	GBP	2,512	3,339,292	3,386,078	—	(46,786)
Expiring 01/22/26	BNY	GBP	359	471,420	483,646	—	(12,226)
Expiring 01/22/26	CITI	GBP	503	670,800	677,451	—	(6,651)
Expiring 01/22/26	GSI	GBP	504	674,182	679,597	—	(5,415)
Expiring 03/17/26	CITI	GBP	608	817,733	819,387	—	(1,654)
Expiring 03/17/26	CITI	GBP	462	619,999	622,088	—	(2,089)
Expiring 03/17/26	GSI	GBP	7,462	10,022,794	10,056,499	—	(33,705)
Expiring 03/17/26	MSI	GBP	5,955	7,950,220	8,025,280	—	(75,060)
Canadian Dollar,
Expiring 01/14/26	CITI	CAD	3,742	2,682,749	2,728,353	—	(45,604)
Expiring 01/14/26	GSI	CAD	873	624,678	636,305	—	(11,627)
Expiring 01/14/26	MSI	CAD	415	296,631	302,187	—	(5,556)
Expiring 01/22/26	BARC	CAD	5,884	4,199,917	4,290,948	—	(91,031)
Expiring 01/22/26	BNP	CAD	8,127	5,915,815	5,926,655	—	(10,840)
Expiring 01/22/26	BNP	CAD	463	336,799	337,785	—	(986)
Expiring 01/22/26	HSBC	CAD	25	18,332	18,439	—	(107)
Expiring 01/22/26	HSBC	CAD	18	12,698	12,772	—	(74)
Expiring 01/22/26	HSBC	CAD	11	8,186	8,309	—	(123)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	3,456,059	3,756,913	3,842,173	—	(85,260)
Chinese Renminbi,
Expiring 02/11/26	GSI	CNH	7,056	1,002,796	1,014,123	—	(11,327)
Expiring 03/18/26	GSI	CNH	1,943	277,719	279,868	—	(2,149)
Expiring 03/18/26	HSBC	CNH	39,433	5,611,625	5,679,008	—	(67,383)
Expiring 03/18/26	HSBC	CNH	12,424	1,768,112	1,789,343	—	(21,231)
Colombian Peso,
Expiring 03/18/26	MSI	COP	2,396,199	610,000	618,135	—	(8,135)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	15,851	767,000	771,344	—	(4,344)
Expiring 01/22/26	BNP	CZK	110,780	5,319,510	5,390,722	—	(71,212)
Expiring 01/22/26	CITI	CZK	14,339	694,000	697,768	—	(3,768)
Expiring 01/22/26	DB	CZK	12,151	590,000	591,297	—	(1,297)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/22/26	MSI	CZK	63,852	$3,095,134	$3,107,113	$—	$(11,979)
Expiring 03/17/26	MSI	CZK	11,282	546,181	549,439	—	(3,258)
Danish Krone,
Expiring 03/17/26	MSI	DKK	6,447	1,018,735	1,018,980	—	(245)
Euro,
Expiring 01/22/26	BARC	EUR	180	210,609	212,222	—	(1,613)
Expiring 01/22/26	BNP	EUR	207	242,881	242,952	—	(71)
Expiring 01/22/26	BNY	EUR	380	440,520	447,046	—	(6,526)
Expiring 01/22/26	CITI	EUR	579	675,546	680,600	—	(5,054)
Expiring 01/22/26	CITI	EUR	343	400,608	402,988	—	(2,380)
Expiring 01/22/26	CITI	EUR	183	213,310	215,006	—	(1,696)
Expiring 01/22/26	CITI	EUR	166	194,657	195,440	—	(783)
Expiring 01/22/26	DB	EUR	49,572	57,618,715	58,317,793	—	(699,078)
Expiring 01/22/26	DB	EUR	9,517	11,062,063	11,196,277	—	(134,214)
Expiring 01/22/26	HSBC	EUR	2,355	2,764,524	2,770,791	—	(6,267)
Expiring 01/22/26	HSBC	EUR	835	963,123	982,260	—	(19,137)
Expiring 01/22/26	HSBC	EUR	196	227,732	230,964	—	(3,232)
Expiring 01/22/26	HSBC	EUR	173	203,013	203,358	—	(345)
Expiring 01/22/26	JPM	EUR	7,174	8,381,507	8,439,178	—	(57,671)
Expiring 01/22/26	JPM	EUR	728	841,784	856,919	—	(15,135)
Expiring 01/22/26	MSI	EUR	42,361	49,783,668	49,834,937	—	(51,269)
Expiring 01/22/26	SSB	EUR	37,365	43,788,240	43,956,952	—	(168,712)
Expiring 01/22/26	SSB	EUR	7,174	8,406,788	8,439,179	—	(32,391)
Expiring 01/22/26	UAG	EUR	37,365	43,664,751	43,956,954	—	(292,203)
Expiring 03/17/26	CITI	EUR	1,710	2,018,987	2,016,244	2,743	—
Expiring 03/17/26	GSI	EUR	454	536,796	535,935	861	—
Expiring 03/17/26	WBC	EUR	4,587	5,407,993	5,409,477	—	(1,484)
Hungarian Forint,
Expiring 01/22/26	BNP	HUF	723,303	2,204,980	2,208,341	—	(3,361)
Expiring 01/22/26	JPM	HUF	369,612	1,125,000	1,128,475	—	(3,475)
Expiring 01/22/26	JPM	HUF	229,791	690,000	701,582	—	(11,582)
Japanese Yen,
Expiring 01/22/26	CITI	JPY	105,625	674,528	675,646	—	(1,118)
Expiring 01/22/26	GSI	JPY	104,981	673,874	671,529	2,345	—
Expiring 01/22/26	HSBC	JPY	572,410	3,684,657	3,661,504	23,153	—
Expiring 01/22/26	HSBC	JPY	7,375	47,001	47,176	—	(175)
Expiring 01/22/26	JPM	JPY	39,696	255,455	253,924	1,531	—
Expiring 01/22/26	MSI	JPY	21,224	138,846	135,760	3,086	—
Expiring 02/12/26	WBC	JPY	659,085	4,282,974	4,223,633	59,341	—
Mexican Peso,
Expiring 01/22/26	MSI	MXN	68,070	3,763,649	3,772,139	—	(8,490)
Expiring 03/18/26	BNY	MXN	13,104	713,914	722,116	—	(8,202)
New Zealand Dollar,
Expiring 01/22/26	BARC	NZD	582	336,799	335,205	1,594	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	2,063	610,000	611,967	—	(1,967)
Expiring 03/18/26	CITI	PEN	1,911	566,202	566,784	—	(582)
Expiring 03/18/26	CITI	PEN	1,350	399,000	400,391	—	(1,391)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	6,180	1,694,000	1,721,251	—	(27,251)
Expiring 01/22/26	JPM	PLN	3,023	824,500	841,989	—	(17,489)
Expiring 01/22/26	MSI	PLN	4,580	1,248,708	1,275,478	—	(26,770)
Expiring 01/22/26	MSI	PLN	1,940	531,048	540,228	—	(9,180)
Expiring 01/22/26	UAG	PLN	1,841	505,952	512,681	—	(6,729)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 01/22/26	MSI	SGD	3,912	$3,036,195	$3,047,961	$—	$(11,766)
Expiring 03/18/26	MSI	SGD	27,060	21,031,550	21,159,026	—	(127,476)
South African Rand,
Expiring 01/22/26	BARC	ZAR	2,584	154,695	155,823	—	(1,128)
Expiring 03/18/26	MSI	ZAR	17,612	1,048,124	1,057,683	—	(9,559)
South Korean Won,
Expiring 02/11/26	GSI	KRW	1,512,536	1,045,544	1,048,966	—	(3,422)
Expiring 03/18/26	BOA	KRW	767,346	524,000	532,899	—	(8,899)
Expiring 03/18/26	CITI	KRW	7,707,134	5,262,782	5,352,374	—	(89,592)
Swiss Franc,
Expiring 01/22/26	BNP	CHF	540	672,897	683,618	—	(10,721)
Expiring 01/22/26	HSBC	CHF	2,558	3,228,976	3,237,197	—	(8,221)
Expiring 01/22/26	JPM	CHF	99	125,367	125,635	—	(268)
Expiring 01/22/26	SSB	CHF	100	127,130	127,070	60	—
Expiring 03/17/26	MSI	CHF	968	1,228,229	1,231,823	—	(3,594)
Expiring 03/17/26	MSI	CHF	388	492,613	493,849	—	(1,236)
Thai Baht,
Expiring 03/18/26	HSBC	THB	130,790	4,151,540	4,175,478	—	(23,938)
Expiring 03/18/26	JPM	THB	25,253	804,000	806,195	—	(2,195)
Expiring 03/18/26	MSI	THB	19,522	623,000	623,231	—	(231)

				$399,328,372	$402,077,492	104,675	(2,853,795)

						$775,513	$(3,371,716)

Cross currency exchange contracts outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	AUD	1,016	EUR	579	$—	$(2,664)	BNP
01/22/26	Buy	CZK	4,990	EUR	205	2,143	—	MSI
01/22/26	Buy	PLN	874	EUR	207	582	—	MSI
01/22/26	Buy	SEK	6,280	EUR	578	2,705	—	BNP

						$5,430	$(2,664)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000	%(Q)	500	$36,527	$239	$36,288	DB
Dominican Republic	12/20/30	1.000	%(Q)	500	9,300	239	9,061	DB
Emirate of Abu Dhabi	12/20/30	1.000	%(Q)	500	(16,723)	239	(16,962)	DB
Federal Republic of Nigeria	12/20/30	1.000	%(Q)	500	43,924	239	43,685	DB
Federation of Malaysia	12/20/30	1.000	%(Q)	500	(14,247)	239	(14,486)	DB
Federative Republic of Brazil	12/20/30	1.000	%(Q)	2,250	37,495	1,076	36,419	DB
Kingdom of Bahrain	12/20/30	1.000	%(Q)	500	17,927	239	17,688	DB
Kingdom of Morocco	12/20/30	1.000	%(Q)	500	(7,178)	239	(7,417)	DB
Kingdom of Saudi Arabia	12/20/30	1.000	%(Q)	2,250	(34,011)	1,076	(35,087)	DB
People’s Republic of China	12/20/30	1.000	%(Q)	2,250	(58,454)	1,076	(59,530)	DB
Republic of Argentina	12/20/30	1.000	%(Q)	500	105,345	239	105,106	DB

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Chile	12/20/30	1.000	%(Q)	1,000	$(26,417)	$478	$(26,895)	DB
Republic of Colombia	12/20/30	1.000	%(Q)	1,500	70,456	717	69,739	DB
Republic of Indonesia	12/20/30	1.000	%(Q)	1,750	(25,133)	837	(25,970)	DB
Republic of Ivory Coast	12/20/30	1.000	%(Q)	500	33,001	239	32,762	DB
Republic of Panama	12/20/30	1.000	%(Q)	750	8,032	359	7,673	DB
Republic of Peru	12/20/30	1.000	%(Q)	750	(10,322)	359	(10,681)	DB
Republic of Philippines	12/20/30	1.000	%(Q)	750	(14,898)	359	(15,257)	DB
Republic of South Africa	12/20/30	1.000	%(Q)	2,250	34,438	1,076	33,362	DB
Republic of Turkey	12/20/30	1.000	%(Q)	2,250	101,557	1,076	100,481	DB
Sultanate of Oman	12/20/30	1.000	%(Q)	500	(7,339)	239	(7,578)	DB
United Mexican States	12/20/30	1.000	%(Q)	2,250	(10,963)	1,076	(12,039)	DB

					$272,317	$11,955	$260,362

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices — Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000	%(Q)	25,000	1.242%	$(261,879)	$(14,344)	$(247,535)	DB

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000	%(Q)	480	$(10,331)	$(3,405)	$(6,926)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000	%(Q)	480	(10,761)	(2,974)	(7,787)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000	%(Q)	400	1,383	14,781	(13,398)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)	255	(3,569)	2,699	(6,268)	BNP
Republic of France	12/20/30	0.250	%(Q)	245	(1,272)	(727)	(545)	BARC
Republic of Italy	12/20/27	1.000	%(Q)	EUR 1,475	(33,427)	(20,851)	(12,576)	BARC
Republic of Italy	12/20/30	1.000	%(Q)	370	(12,309)	(13,881)	1,572	BARC
Republic of South Africa	12/20/28	1.000	%(Q)	900	(6,565)	52,232	(58,797)	JPM
Republic of South Africa	12/20/28	1.000	%(Q)	600	(4,377)	34,078	(38,455)	MSI

					$(81,228)	$61,952	$(143,180)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000	%(Q)		340	0.348%	$9,301	$8,375	$926	GSI
Bank of Nova Scotia	12/20/26	1.000	%(Q)		169	0.138%	1,448	1,176	272	CITI
Barclays Bank PLC	06/20/26	1.000	%(Q)	EUR	220	0.215%	1,029	822	207	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Federative Republic of Brazil	06/20/26	1.000	%(Q)		135	0.488%	$361	$376	$(15)	BARC
Kingdom of Norway	12/20/26	—	%(Q)		560	0.047%	(254)	(270)	16	BARC
Kingdom of Saudi Arabia	03/20/26	1.000	%(Q)		65	0.231%	127	107	20	CITI
Kingdom of Saudi Arabia	06/20/26	1.000	%(Q)		65	0.238%	250	224	26	CITI
Kingdom of Spain	06/20/26	1.000	%(Q)	EUR	200	0.028%	1,143	1,063	80	BARC
Kingdom of Spain	06/20/26	—	%(Q)	EUR	100	0.028%	(15)	(11)	(4)	BARC
Nomura Holdings, Inc.	06/20/26	1.000	%(Q)		438	0.242%	1,676	1,538	138	BARC
Oracle Corp.	06/20/30	1.000	%(Q)		150	1.367%	(2,172)	3,053	(5,225)	GSI
People’s Republic of China	06/20/29	1.000	%(Q)		960	0.367%	20,186	8,277	11,909	JPM
Republic of Estonia	12/20/26	1.000	%(Q)		190	0.199%	1,516	348	1,168	JPM
Republic of France	12/20/30	0.250	%(Q)		245	0.298%	(522)	(1,498)	976	BARC
Republic of France	06/20/34	0.250	%(Q)		520	0.538%	(10,768)	(9,706)	(1,062)	CITI
Republic of France	12/20/34	0.250	%(Q)		1,855	0.566%	(44,110)	(39,868)	(4,242)	BOA
Republic of France	12/20/34	0.250	%(Q)		920	0.566%	(21,877)	(28,230)	6,353	BOA
Republic of France	12/20/34	0.250	%(Q)		575	0.566%	(13,673)	(16,808)	3,135	BOA
Republic of France	06/20/35	0.250	%(Q)		1,550	0.590%	(41,446)	(51,742)	10,296	BARC
Republic of France	06/20/35	0.250	%(Q)		690	0.590%	(18,450)	(23,367)	4,917	BARC
Republic of Italy	12/20/30	1.000	%(Q)		370	0.281%	12,309	10,402	1,907	BARC
Republic of Italy	12/20/34	1.000	%(Q)		330	0.542%	11,534	(1,839)	13,373	CITI
Republic of Italy	12/20/34	1.000	%(Q)		330	0.542%	11,534	(1,839)	13,373	CITI
Republic of Panama	06/20/26	1.000	%(Q)		159	0.459%	447	371	76	CITI
Republic of Romania	12/20/26	1.000	%(Q)		25	0.379%	156	119	37	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		272	0.115%	2,390	2,319	71	MSI
Slovak Republic	12/20/27	1.000	%(Q)		100	0.155%	1,650	1,589	61	BARC
SoftBank Group Corp.	06/20/26	1.000	%(Q)		195	1.706%	(588)	(451)	(137)	GSI
Standard Chartered PLC	12/20/26	1.000	%(Q)		113	0.187%	915	898	17	MSI
State of Qatar	12/20/26	1.000	%(Q)		170	0.084%	1,546	1,434	112	BARC
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR	435	0.049%	521	315	206	BARC

							$(73,836)	$(132,823)	$58,987

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	6,370	0.500%	$142,508	$146,010	$3,502
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	19,240	0.500%	404,347	441,010	36,663

					$546,855	$587,020	$40,165

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	645	*	$(7,291)	$(8,066)	$775	CITI
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	500	*	(5,652)	(12,162)	6,510	CITI
CMBX.NA.18.AAA	12/17/57	0.500	%(M)	800	*	1,454	934	520	GSI

						$(11,489)	$(19,294)	$7,805

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.121%	$(20,329)	$(23,241)	$(2,912)
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.121%	104,206	(104,686)	(208,892)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.121%	(121,625)	(143,115)	(21,490)
AUD	525	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.121%	(33,933)	(48,553)	(14,620)
AUD	1,240	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.121%	—	(27,811)	(27,811)
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.121%	(1,932)	(2,606)	(674)
AUD	190	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 4.121%	(22,212)	(28,145)	(5,933)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.300%	$392	$(1,519)	$(1,911)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	(3,721)	27,678	31,399
CAD	720	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	25,623	16,894	(8,729)
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	13,715	(22,585)	(36,300)
CAD	860	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	22,596	18,964	(3,632)
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.300%	(2,657)	890	3,547
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.300%	10,015	(3,863)	(13,878)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(44,863)	(44,863)
CHF	305	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.079)%	(23,909)	(26,119)	(2,210)
CHF	460	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(11,444)	(11,444)
CHF	430	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.079)%	79,537	76,734	(2,803)
CHF	965	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.079)%	—	(9,156)	(9,156)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(2,189)	(2,189)
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.800%	—	(566)	(566)
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(10)	30,145	30,155
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(62)	76,633	76,695
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	22,992	22,992
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	83,245	83,245
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	9,985	9,985
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	40,245	109,648	69,403
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	23,376	23,376
CNH	54,565	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	229,740	294,553	64,813
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	2,181	48,207	46,026
CNH	9,500	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	3,646	(2,949)	(6,595)
CNH	5,200	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	623	(1,857)	(2,480)
CNH	37,000	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(14,693)	(16,262)	(1,569)
CNH	51,300	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	(40,599)	(40,599)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(12,884)	(12,884)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.237%	(15,219)	(35,145)	(19,926)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(27,622)	(27,622)
EUR	805	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	3,259	3,259
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(112,333)	(104,691)	7,642
EUR	4,405	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(138,333)	(72,993)	65,340
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	54,258	54,258
EUR	1,958	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	53,153	53,153
EUR	1,299	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	31,850	31,850
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(1,838)	(1,838)
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	79,711	37,494	(42,217)
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	(12,611)	(12,611)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	183,748	183,748
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(180,355)	(180,355)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	435,995	435,995
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	—	(427,999)	(427,999)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.107%	—	(561,549)	(561,549)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.107%	—	224,728	224,728

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	$—	$(218,011)	$(218,011)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.107%	755	23,558	22,803
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.026%	(406)	(3,905)	(3,499)
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(68,826)	(96,048)	(27,222)
EUR	1,840	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.921%	35,933	(94,150)	(130,083)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(84,660)	(142,573)	(57,913)
EUR	1,650	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.107%	(1,171)	168,358	169,529
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(46,102)	50,334	96,436
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	(61,578)	177,566	239,144
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.726%	63,776	273,533	209,757
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.726%	(65,492)	(90,412)	(24,920)
GBP	750	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	(57,791)	141,900	199,691
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.726%	4,448	141,036	136,588
GBP	1,430	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.726%	(242,502)	(363,368)	(120,866)
GBP	485	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(10,935)	(3,709)	7,226
GBP	150	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.726%	(38,286)	(61,108)	(22,822)
GBP	1,225	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.726%	(54,741)	(51,697)	3,044
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	31,234	(121,032)	(152,266)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.726%	242,476	341,752	99,276
GBP	370	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.726%	24,963	28,702	3,739
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	521,636	(1,942,361)	(2,463,997)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 3.726%	227,097	337,592	110,495
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.726%	(168,112)	(217,151)	(49,039)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 3.726%	(738)	(26,572)	(25,834)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.390%	—	(26,610)	(26,610)
ILS	1,120	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.250%	298	3,689	3,391
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	1,466	(11,520)	(12,986)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	8,529	13,208	4,679
JPY	220,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(6,006)	(11,097)	(5,091)
JPY	252,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	19,882	19,882
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(49,826)	(121,692)	(71,866)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(23,256)	(23,256)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(20,302)	(47,655)	(27,353)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(15,242)	(26,372)	(11,130)
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.727%	(2,079)	(190,900)	(188,821)
JPY	200,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.727%	3,981	(48,410)	(52,391)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.727%	15,314	47,496	32,182
JPY	390,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(30,617)	(106,007)	(75,390)
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(6,902)	(18,259)	(11,357)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	10,620	(507,955)	(518,575)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(42,766)	(73,504)	(30,738)
JPY	30,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.727%	624	(17,148)	(17,772)
JPY	95,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(17,940)	(59,082)	(41,142)
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.727%	(8,653)	(591,936)	(583,283)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(109,417)	(216,860)	(107,443)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.727%	(5,862)	(10,305)	(4,443)
JPY	65,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.727%	1,313	(55,649)	(56,962)
JPY	80,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(27,345)	(71,251)	(43,906)
JPY	80,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(4,081)	(4,081)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(37,134)	(98,089)	(60,955)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(113,239)	(205,254)	(92,015)
JPY	40,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	2,590	43,548	40,958
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	30,468	(763,653)	(794,121)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(111,638)	(111,638)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(10,583)	(57,527)	(46,944)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	73,770	133,548	59,778
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	57,005	57,005
JPY	160,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	1,677	(212,767)	(214,444)
JPY	50,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(49,064)	(69,035)	(19,971)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	55,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	$—	$(22,489)	$(22,489)
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	1,103	1,103
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(145,200)	(145,200)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(6,296)	(1,605)	4,691
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	2,402	2,402
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(2,680)	(8,215)	(5,535)
KRW	2,069,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	73,924	(6,515)	(80,439)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	24,797	24,797
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.379%	—	1,045	1,045
MYR	300	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	1,677	1,012	(665)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(21,677)	(21,677)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.515%	—	(26,950)	(26,950)
NZD	485	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.515%	16,879	8,789	(8,090)
NZD	1,050	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.515%	—	8,275	8,275
PLN	2,280	05/11/28	4.350%(A)	6 Month WIBOR(2)(S)/ 3.870%	1,100	24,538	23,438
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 3.870%	—	(14,799)	(14,799)
SEK	6,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 1.958%	—	(71,079)	(71,079)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.895%	(1,896)	(28,588)	(26,692)
SGD	280	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.895%	11,294	5,805	(5,489)
SGD	200	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(7,456)	(7,456)
SGD	425	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.895%	—	(15,853)	(15,853)
SGD	290	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.895%	—	(10,261)	(10,261)
THB	79,655	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.246%	—	(90)	(90)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	2,475	2,475
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	37,565	37,565
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	31,060	31,060
THB	10,735	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.246%	12,073	24,158	12,085
THB	7,600	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.246%	—	13,447	13,447
THB	17,200	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.246%	36,716	41,451	4,735
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	10,938	10,938
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.870%	—	17,639	17,639
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(384,320)	(384,320)
	37,970	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	—	(5,007)	(5,007)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	1,784	(94,750)	(96,534)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(37,085)	(37,085)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	6,590	621,254	614,664
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.870%	—	158,051	158,051
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(46,132)	(46,132)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(52,516)	(52,516)
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(25,736)	(670,878)	(645,142)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(23,589)	(23,589)
	1,940	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 3.870%	8,620	(55,546)	(64,166)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(8,628)	(8,628)
	840	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(10,507)	(10,507)
	200	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(1,227)	(1,227)
	790	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	8,415	8,415
	23,280	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(499,616)	(499,616)
	1,205	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.870%	(49,822)	(28,647)	21,175
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.870%	(305,626)	(358,056)	(52,430)
	13,595	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(94,164)	(806,966)	(712,802)
	3,838	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.870%	—	162,636	162,636
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.870%	—	6,774	6,774
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.870%	(2,715)	(27,998)	(25,283)
	2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	1,360,272	1,468,236	107,964
	735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	322,226	362,132	39,906
	5,325	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	21,937	212,046	190,109
	17,930	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	262,221	713,989	451,768

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
531	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.870%	$ —	$ 44,231	$ 44,231
12,040	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	93,329	927,267	833,938
17,745	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	1,047,732	1,047,732
940	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.870%	45,883	54,059	8,176
520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.870%	5,392	63,758	58,366
790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.870%	3,560	43,055	39,495

				$1,746,455	$(2,664,399)	$(4,410,854)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	4,404	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(15,529)	$—	$(15,529)	GSI
BRL	4,404	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	14,501	—	14,501	GSI
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	7,967	—	7,967	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	30,541	—	30,541	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	7,476	—	7,476	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(6,041)	(14)	(6,027)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	2,836	(1)	2,837	MSI
MYR	1,845	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	5,878	—	5,878	JPM
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	6,929	(12)	6,941	CITI
MYR	1,500	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.280%	(6,818)	(1)	(6,817)	JPM

					$47,740	$(28)	$47,768

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.650%	ML	04/01/26	40,271	$(4,083)	$—	$(4,083)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	18,655	(340,976)	—	(340,976)

					$(345,059)	$—	$(345,059)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$159,485	$(252,067)	$647,454	$(1,008,306)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$3,810,003
GS	1,341,000	42,738,559
MLC	—	7,559,697

Total	$1,341,000	$54,108,259

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,535,367,104	$—	$—
Fixed Income	1,160,599,029	—	—
International Equity	28,917,987	—	—
Common Stocks	4,113,676,834	1,288,565,638	2
Preferred Stocks.	—	8,182,309	—
Unaffiliated Exchange-Traded Funds	1,529,705,023	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	2,171,926	—
Collateralized Loan Obligations	—	303,785,194	—
Consumer Loans	—	2,300,087	—
Credit Cards	—	1,353,027	—
Home Equity Loans	—	704,830	—
Other	—	954,737	—
Residential Mortgage-Backed Securities	—	48,821	—
Student Loans.	—	87,615	—
Commercial Mortgage-Backed Securities	—	31,963,563	—
Corporate Bonds	—	309,350,417	2
Floating Rate and Other Loans	—	12,748,479	—
Residential Mortgage-Backed Securities	—	2,054,746	—
Sovereign Bonds	—	120,765,991	—
U.S. Government Agency Obligations.	—	26,544,130	—
U.S. Treasury Obligations	—	158,849,746	—
Options Purchased	—	7,940	—
Short-Term Investments
Affiliated Mutual Funds	1,094,167,190	—	—
U.S. Treasury Obligations	—	49,824,583	—
Options Purchased	31,172	156,835	—

Total.	$9,462,464,339	$2,320,420,614	$4

Liabilities
Long-Term Investments
Options Written	$—	$(6,404)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3

Short-Term Investments
Options Written	$—	$(406,387)	$—

Total.	$—	$(412,791)	$—

Other Financial Instruments*
Assets
Futures Contracts.	$2,242,773	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	775,513	—
OTC Cross Currency Exchange Contracts.	—	5,430	—
OTC Packaged Credit Default Swap Agreements	—	498,002	—
Centrally Cleared Credit Default Swap Agreements	—	40,165	—
OTC Credit Default Swap Agreements	—	82,876	—
Centrally Cleared Interest Rate Swap Agreements.	—	7,026,307	—
OTC Interest Rate Swap Agreements.	—	76,128	—

Total.	$2,242,773	$8,504,421	$—

Liabilities
Futures Contracts.	$(4,145,944)	$—	$—
OTC Bond Forward Contract	—	(295,345)	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,371,716)	—
OTC Cross Currency Exchange Contracts.	—	(2,664)	—
OTC Packaged Credit Default Swap Agreements	—	(487,564)	—
OTC Credit Default Swap Agreements	—	(249,429)	—
Centrally Cleared Interest Rate Swap Agreements.	—	(11,437,161)	—
OTC Interest Rate Swap Agreements.	—	(28,388)	—
OTC Total Return Swap Agreements	—	(345,059)	—

Total.	$(4,145,944)	$(16,217,326)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	33.0%
Unaffiliated Exchange-Traded Funds	13.2
Semiconductors & Semiconductor Equipment	4.9
Banks	4.1
Software	3.4
Interactive Media & Services	2.6
Collateralized Loan Obligations	2.6
Technology Hardware, Storage & Peripherals	2.3
Pharmaceuticals	2.0
U.S. Treasury Obligations	1.8
Capital Markets	1.7
Insurance	1.5
Aerospace & Defense	1.5
Oil, Gas & Consumable Fuels	1.4
Broadline Retail	1.4
Financial Services	1.2
Sovereign Bonds	1.0
Automobiles	1.0
Machinery	0.9
Biotechnology	0.9
Specialty Retail	0.8

Health Care Equipment & Supplies	0.8%
Consumer Staples Distribution & Retail	0.8
Electric Utilities	0.8
Electrical Equipment	0.8
Hotels, Restaurants & Leisure	0.7
Health Care Providers & Services	0.7
Entertainment	0.6
IT Services	0.6
Metals & Mining	0.6
Chemicals	0.5
Diversified Telecommunication Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Multi-Utilities	0.4
Electronic Equipment, Instruments & Components	0.4
Food Products	0.4
Ground Transportation	0.4
Consumer Finance	0.4
Trading Companies & Distributors	0.4
Industrial Conglomerates	0.4
Communications Equipment	0.4
Life Sciences Tools & Services	0.3
Beverages	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Building Products	0.3%
Tobacco	0.3
Commercial Mortgage-Backed Securities	0.3
Electric	0.3
Household Products	0.3
Media	0.3
U.S. Government Agency Obligations	0.2
Professional Services	0.2
Specialized REITs	0.2
Construction & Engineering	0.2
Industrial REITs	0.2
Personal Care Products	0.2
Household Durables	0.2
Real Estate Management & Development	0.2
Commercial Services & Supplies	0.2
Telecommunications	0.2
Retail	0.1
Construction Materials	0.1
Air Freight & Logistics	0.1
Wireless Telecommunication Services	0.1
Oil & Gas	0.1
Energy Equipment & Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Marine Transportation	0.1
Automobile Components	0.1
Health Care REITs	0.1
Passenger Airlines	0.1
Gas Utilities	0.1
Pipelines	0.1
Commercial Services	0.1
Diversified Financial Services	0.1
Foods	0.1
Retail REITs	0.1
Real Estate	0.1
Auto Manufacturers	0.1
Transportation	0.1
Diversified Consumer Services	0.1
Home Builders	0.1
Containers & Packaging	0.1
Diversified REITs	0.1
Engineering & Construction	0.1
Lodging	0.1
Residential REITs	0.1
Building Materials	0.1
Healthcare-Services	0.1
Healthcare-Products	0.1
Consumer Loans	0.1
Auto Parts & Equipment	0.0	*
Holding Companies-Diversified	0.0	*
Transportation Infrastructure	0.0	*
Leisure Products	0.0	*
Packaging & Containers	0.0	*
Hotel & Resort REITs	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Mining	0.0	*
Airlines	0.0	*
Internet	0.0	*
Multi-National	0.0	*

Electrical Components & Equipment	0.0	*%
Residential Mortgage-Backed Securities	0.0	*
Health Care Technology	0.0	*
Housewares	0.0	*
Semiconductors	0.0	*
Miscellaneous Manufacturing	0.0	*
Distributors	0.0	*
Credit Cards	0.0	*
Iron/Steel	0.0	*
Agriculture	0.0	*
Electronics	0.0	*
Gas	0.0	*
Other	0.0	*
Leisure Time	0.0	*
Office REITs	0.0	*
Home Equity Loans	0.0	*
Machinery-Diversified	0.0	*
Water Utilities	0.0	*
Investment Companies	0.0	*
Trucking & Leasing	0.0	*
Computers	0.0	*
Environmental Control	0.0	*
Savings & Loans	0.0	*
Energy-Alternate Sources	0.0	*
Options Purchased	0.0	*
Apparel	0.0	*
Machinery-Construction & Mining	0.0	*
Student Loans	0.0	*

	101.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$4,083
Credit contracts	Due from/to broker-variation margin swaps	40,165	*	—	—
Credit contracts	Premiums paid for OTC swap agreements	159,485		Premiums received for OTC swap agreements	252,039
Credit contracts	Unaffiliated investments	12,064		Options written outstanding, at value	71,718
Credit contracts	Unrealized appreciation on OTC swap agreements	571,313		Unrealized depreciation on OTC swap agreements	634,874
Equity contracts	Due from/to broker-variation margin futures	1,769,730	*	Due from/to broker-variation margin futures	822,964	*
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	514,642	*
Foreign exchange contracts	Unaffiliated investments	8,686		Options written outstanding, at value	206,552
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	5,430		Unrealized depreciation on OTC cross currency exchange contracts	2,664
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	775,513		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,371,716
Interest rate contracts	Due from/to broker-variation margin futures	473,043	*	Due from/to broker-variation margin futures	2,808,338	*
Interest rate contracts	Due from/to broker-variation margin swaps	7,026,307	*	Due from/to broker-variation margin swaps	11,437,161	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	28
Interest rate contracts	Unaffiliated investments	175,197		Options written outstanding, at value	134,521
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	295,345
Interest rate contracts	Unrealized appreciation on OTC swap agreements	76,141		Unrealized depreciation on OTC swap agreements	369,349

		$11,093,074			$20,925,994

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts.	$—	$—	$—	$—	$—	$1,088,666
Credit contracts	(472,456)	672,850	—	—	—	(854,925)
Equity contracts	—	—	49,192,646	—	—	—
Foreign exchange contracts	(369,902)	1,829,482	(5,869,113)	—	(13,833,032)	—
Interest rate contracts	(8,863)	79,327	11,626,834	186,980	—	(349,329)

Total.	$(851,221)	$2,581,659	$54,950,367	$186,980	$(13,833,032)	$(115,588)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$(4,083)
Credit contracts	(66,058)	89,112	—	—	—	194,600
Equity contracts	—	—	23,509,817	—	—	—
Foreign exchange contracts.	(70,792)	(4,298)	(1,727,568)	—	(10,812,863)	—
Interest rate contracts	(106,629)	128,615	7,125,231	(295,345)	—	(1,322,156)

Total	$(243,479)	$213,429	$28,907,480	$(295,345)	$(10,812,863)	$(1,131,639)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 254,528
Options Written (2)	347,528,996
Futures Contracts - Long Positions (2)	1,500,935,176
Futures Contracts - Short Positions (2)	176,022,391
Bond Forward Contracts - Purchased (2)	7,988,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	143,184,306
Forward Foreign Currency Exchange Contracts - Sold (3)	380,809,792
Cross Currency Exchange Contracts (4)	3,913,200
Credit Default Swap Agreements - Buy Protection (2)	47,536,238
Credit Default Swap Agreements - Sell Protection (2)	67,069,133
Interest Rate Swap Agreements (2)	635,141,031
Total Return Swap Agreements (2)	82,240,024

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$185,637,173	$(185,637,173)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$101,693	$(275,719)	$(174,026)	$174,026	$—
BARC(6)	18,929	(2,830)	16,099	—	16,099
BNP(4)	134,090	(328,204)	(194,114)	138,651	(55,463)
BNP(6)	10,602	(195,599)	(184,997)	—	(184,997)
BNY(4)	—	(166,052)	(166,052)	166,052	—
BOA(4)	35,732	(136,877)	(101,145)	101,145	—
CITI(4)	108,862	(668,422)	(559,560)	458,134	(101,426)
CITI(5)	45,788	(115,494)	(69,706)	—	(69,706)
CITI(6)	292	(14,519)	(14,227)	—	(14,227)
DB(4)	534,863	(1,337,771)	(802,908)	802,908	—
GSI(4)	55,402	(122,720)	(67,318)	67,318	—
GSI(5)	14,679	(122,156)	(107,477)	—	(107,477)
GSI(6)	54,431	(5,415)	49,016	—	49,016
HSBC(4)	7,276	(140,962)	(133,686)	117,855	(15,831)
HSBC(6)	23,664	(15,875)	7,789	—	7,789
JPM(4)	180,520	(640,415)	(459,895)	427,875	(32,020)
ML(3)	—	(4,083)	(4,083)	—	(4,083)
MSI(4)	229,523	(301,961)	(72,438)	72,438	—
MSI(5)	93,372	(151,446)	(58,074)	—	(58,074)
MSI(6)	7,831	(83,504)	(75,673)	—	(75,673)
RBC(4)	468	(10,249)	(9,781)	9,781	—
SSB(4)	60	(201,103)	(201,043)	201,043	—
UAG(4)	14,859	(298,932)	(284,073)	284,073	—
WBC(5)	79,721	(2,581)	77,140	—	77,140

	$1,752,657	$(5,342,889)	$(3,590,232)	$3,021,299	$(568,933)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $185,637,173: Unaffiliated investments (cost $6,667,742,276)	$7,963,833,647
Affiliated investments (cost $3,142,008,658)	3,819,051,310
Cash	353
Foreign currency, at value (cost $4,307,197)	4,333,484
Dividends and interest receivable	13,859,995
Tax reclaim receivable	7,789,128
Receivable for investments sold	2,416,508
Deposit with broker for centrally cleared/exchange-traded derivatives	1,341,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	775,513
Unrealized appreciation on OTC swap agreements	647,454
Premiums paid for OTC swap agreements	159,485
Due from broker-variation margin futures	157,621
Foreign capital gains tax benefit accrued	126,678
Due from broker-variation margin swaps	49,078
Receivable from affiliate	19,806
Unrealized appreciation on OTC cross currency exchange contracts.	5,430
Prepaid expenses and other assets	134,007

Total Assets	11,814,700,497

LIABILITIES
Payable to broker for collateral for securities on loan	191,142,685
Management fee payable	4,976,094
Due to broker-variation margin futures	4,011,944
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,371,716
Payable for Portfolio shares purchased	3,221,656
Payable to affiliate	1,969,582
Payable for investments purchased	1,184,810
Accrued expenses and other liabilities	1,133,324
Unrealized depreciation on OTC swap agreements	1,008,306
Distribution fee payable	417,414
Options written outstanding, at value (premiums received $583,042)	412,791
Unrealized depreciation on OTC bond forward contracts	295,345
Premiums received for OTC swap agreements	252,067
Trustees’ fees payable	7,711
Unrealized depreciation on OTC cross currency exchange contracts.	2,664
Affiliated transfer agent fee payable	478

Total Liabilities	213,408,587

NET ASSETS	$11,601,291,910

Net assets were comprised of:
Partners’ Equity	$11,601,291,910

Net asset value and redemption price per share, $11,601,291,910 / 308,121,217 outstanding shares of beneficial interest	$37.65

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $4,110,243 foreign withholding tax, of which $467,210 is reimbursable by an affiliate)	$113,151,836
Interest income (net of $13,919 foreign withholding tax)	52,141,107
Affiliated dividend income.	45,719,123
Income from securities lending, net (including affiliated income of $262,418)	306,760

Total income	211,318,826

EXPENSES
Management fee	67,940,789
Distribution fee	29,089,658
Custodian and accounting fees	1,055,455
Trustees’ fees.	208,500
Professional fees	178,414
Audit fee	115,752
Shareholders’ reports	15,905
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Miscellaneous	239,645

Total expenses	98,854,459
Less: Fee waiver and/or expense reimbursement	(9,746,764)
Distribution fee waiver	(3,880,564)

Net expenses	85,227,131

NET INVESTMENT INCOME (LOSS)	126,091,695

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $171,244,203) (net of foreign capital gains taxes $(28,279))	857,580,886
Futures transactions	54,950,367
Bond forward contract transactions	186,980
Forward and cross currency contract transactions	(13,833,032)
Options written transactions	2,581,659
Swap agreements transactions	(115,588)
Foreign currency transactions	2,887,316

904,238,588

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $131,756,155) (net of change in foreign capital gains taxes $254,260)	650,902,213
Futures	28,907,480
Bond forward contracts.	(295,345)
Forward and cross currency contracts	(10,812,863)
Options written	213,429
Swap agreements	(1,131,639)
Foreign currencies.	666,309

668,449,584

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,572,688,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,698,779,867

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$126,091,695	$171,388,642
Net realized gain (loss) on investment and foreign currency transactions	904,238,588	1,197,757,610
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	668,449,584	313,657,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,698,779,867	1,682,804,005

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,796,454 and 6,554,611 shares, respectively]	250,433,876	202,651,009
Portfolio shares purchased [72,857,249 and 70,379,013 shares, respectively]	(2,441,502,678)	(2,170,634,807)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,191,068,802)	(1,967,983,798)

TOTAL INCREASE (DECREASE)	(492,288,935)	(285,179,793)
NET ASSETS:
Beginning of year	12,093,580,845	12,378,760,638

End of year	$11,601,291,910	$12,093,580,845

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$32.41	$28.33	$23.99	$28.87	$24.68

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37	0.42	0.42	0.25	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.87	3.66	3.92	(5.13)	4.17

Total from investment operations	5.24	4.08	4.34	(4.88)	4.19

Net Asset Value, end of year	$37.65	$32.41	$28.33	$23.99	$28.87

Total Return(b)	16.17%	14.40%	18.09%	(16.90)%	16.98%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$11,601	$12,094	$12,379	$10,464	$15,317
Average net assets (in millions)	$11,636	$12,571	$11,615	$12,222	$15,150
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	0.74%	0.77%	0.76%	0.47%
Expenses before waivers and/or expense reimbursement	0.85%	0.88%	0.89%	0.89%	0.57%
Net investment income (loss)	1.08%	1.36%	1.61%	0.98%	0.07%
Portfolio turnover rate(d)(e)	65%	79%	83%	65%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 93.2%
AFFILIATED MUTUAL FUND — 16.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	34,609,087	$403,195,859

(cost $386,659,568)(wa)
COMMON STOCKS — 36.1%
Aerospace & Defense — 1.1%
Hanwha Aerospace Co. Ltd. (South Korea)	5,518	3,603,528
Howmet Aerospace, Inc.	22,101	4,531,147
Karman Holdings, Inc.*(a)	11,909	871,381
Loar Holdings, Inc.*(a)	14,786	1,005,448
Safran SA (France)	52,054	18,131,297
Woodward, Inc.	2,230	674,174

		28,816,975

Automobile Components — 0.3%
Cie Generale des Etablissements
Michelin SCA (France)	67,667	2,242,904
Gentex Corp.	37,207	865,807
Sumitomo Electric Industries Ltd. (Japan)	100,600	4,051,895

		7,160,606

Automobiles — 0.5%
Kia Corp. (South Korea)	54,339	4,606,508
Tesla, Inc.*	7,228	3,250,576
Toyota Motor Corp. (Japan)	172,900	3,713,390

		11,570,474

Banks — 4.3%
Al Rajhi Bank (Saudi Arabia)	182,209	4,732,901
Bank Central Asia Tbk PT (Indonesia)	7,731,500	3,733,516
Bank of America Corp.	119,496	6,572,280
BankUnited, Inc.	28,337	1,262,980
Commerce Bancshares, Inc.(a)	30,578	1,600,452
Cullen/Frost Bankers, Inc.(a)	13,517	1,711,658
DBS Group Holdings Ltd. (Singapore)	316,500	13,864,173
First Financial Bancorp	48,211	1,206,239
First Hawaiian, Inc.	43,414	1,098,374
First Horizon Corp.	34,990	836,261
First Interstate BancSystem, Inc. (Class A Stock)	37,149	1,285,355
HDFC Bank Ltd. (India), ADR	291,228	10,641,471
KBC Group NV (Belgium)	51,813	6,747,919
Mitsubishi UFJ Financial Group, Inc. (Japan)	830,500	13,180,927
National Bank of Greece SA (Greece)	229,040	3,493,422
NatWest Group PLC (United Kingdom)	739,896	6,490,576
Royal Bank of Canada (Canada)	49,749	8,481,125
ServisFirst Bancshares, Inc.(a)	17,037	1,223,086
U.S. Bancorp	74,785	3,990,528
UniCredit SpA (Italy)	79,391	6,575,695
Wells Fargo & Co.	46,470	4,331,004
Wintrust Financial Corp.	14,369	2,009,074
WSFS Financial Corp.	25,965	1,434,307

		106,503,323

	Shares	Value

COMMON STOCKS (continued)
Beverages — 0.4%
Coca-Cola Co. (The)	92,885	$6,493,590
Heineken NV (Netherlands)	27,203	2,244,436
Pernod Ricard SA (France)	10,083	863,371
Primo Brands Corp.(a)	82,872	1,354,957

		10,956,354

Biotechnology — 0.2%
AbbVie, Inc.	23,621	5,397,162
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China)	417,900	7,673,046
Amazon.com, Inc.*	80,786	18,647,025
MercadoLibre, Inc. (Brazil)*	1,513	3,047,575
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	1

		29,367,647

Building Products — 0.6%
AAON, Inc.(a)	12,682	967,003
Fortune Brands Innovations, Inc.	15,296	765,106
Hayward Holdings, Inc.*	164,642	2,543,719
Janus International Group, Inc.*	144,797	946,972
Modine Manufacturing Co.*(a)	13,483	1,800,115
Simpson Manufacturing Co., Inc.	10,204	1,647,640
Trane Technologies PLC	16,087	6,261,060

		14,931,615

Capital Markets — 2.2%
3i Group PLC (United Kingdom)	125,830	5,517,499
Brookfield Corp. (Canada)	64,564	2,964,426
Charles Schwab Corp. (The)	89,194	8,911,373
CME Group, Inc.	19,404	5,298,844
Deutsche Boerse AG (Germany)	17,189	4,517,637
Evercore, Inc. (Class A Stock)	5,927	2,016,662
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	155,000	8,109,810
Japan Exchange Group, Inc. (Japan)	209,500	2,236,111
MarketAxess Holdings, Inc.	10,618	1,924,512
Miami International Holdings, Inc.*(a)	21,293	944,983
Moelis & Co. (Class A Stock)	14,567	1,001,336
Morgan Stanley	18,018	3,198,736
Morningstar, Inc.	9,042	1,964,917
StepStone Group, Inc. (Class A Stock)	27,935	1,792,589
UBS Group AG (Switzerland)	103,164	4,763,557
Wealthfront Corp.*(a)	54,108	735,328

		55,898,320

Chemicals — 0.9%
Air Liquide SA (France)	32,392	6,088,205
Balchem Corp.	10,926	1,675,611
Element Solutions, Inc.(a)	82,579	2,063,649
Linde PLC	13,278	5,661,607
Novonesis Novozymes B (Denmark)	53,002	3,391,096
Perimeter Solutions, Inc.*	37,530	1,033,201
Quaker Chemical Corp.(a)	9,800	1,345,638
Shin-Etsu Chemical Co. Ltd. (Japan)	72,100	2,239,509

		23,498,516

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*(a)	21,978	$2,152,525
MSA Safety, Inc.(a)	17,022	2,725,903

		4,878,428

Communications Equipment — 0.0%
Digi International, Inc.*	13,627	589,913

Construction & Engineering — 0.4%
Obayashi Corp. (Japan)	215,000	4,499,501
WillScot Holdings Corp.(a)	104,727	1,972,009
WSP Global, Inc. (Canada)	20,494	3,710,735

		10,182,245

Construction Materials — 0.1%
Eagle Materials, Inc.	8,298	1,715,031

Consumer Finance — 0.2%
American Express Co.	16,440	6,081,978

Consumer Staples Distribution & Retail — 0.4%
BJ’s Wholesale Club Holdings, Inc.*(a)	7,218	649,836
Chefs’ Warehouse, Inc. (The)*	13,196	822,507
Performance Food Group Co.*(a)	18,227	1,638,972
Walmart, Inc.	65,360	7,281,758

		10,393,073

Containers & Packaging — 0.0%
AptarGroup, Inc.	8,853	1,079,712

Distributors — 0.1%
Pool Corp.	6,442	1,473,608

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	20,413	2,069,878
Driven Brands Holdings, Inc.*(a)	72,534	1,074,954

		3,144,832

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	48,669	1,208,938
Deutsche Telekom AG (Germany)	132,703	4,319,623
GCI Liberty, Inc. (Class A Stock)*^	5,713	1
Telstra Group Ltd. (Australia)	1,632,539	5,296,875

		10,825,437

Electric Utilities — 0.6%
NextEra Energy, Inc.	59,267	4,757,955
Portland General Electric Co.	27,680	1,328,363
Southern Co. (The)	98,064	8,551,181

		14,637,499

Electrical Equipment — 0.4%
Emerson Electric Co.(a)	26,840	3,562,205
Legrand SA (France)	39,315	5,844,677

		9,406,882

Electronic Equipment, Instruments & Components — 0.4%
Badger Meter, Inc.(a)	8,832	1,540,389
Bel Fuse, Inc. (Class B Stock)	3,904	662,236
Fabrinet (Thailand)*(a)	3,673	1,672,243
Keyence Corp. (Japan)	11,800	4,268,355

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Novanta, Inc.*(a)	18,372	$2,186,084

		10,329,307

Energy Equipment & Services — 0.3%
Baker Hughes Co.	80,163	3,650,623
Cactus, Inc. (Class A Stock)	39,306	1,795,498
Flowco Holdings, Inc. (Class A Stock)	53,430	1,001,278

		6,447,399

Entertainment — 0.5%
Walt Disney Co. (The)	100,519	11,436,047

Financial Services — 0.5%
Fidelity National Information Services, Inc.	42,364	2,815,511
Mastercard, Inc. (Class A Stock)	16,144	9,216,287

		12,031,798

Food Products — 0.4%
Freshpet, Inc.*	17,012	1,036,541
Nestle SA.	68,913	6,840,244
Utz Brands, Inc.	133,471	1,385,429

		9,262,214

Ground Transportation — 0.1%
Landstar System, Inc.	11,341	1,629,702
Saia, Inc.*(a)	4,851	1,583,948

		3,213,650

Health Care Equipment & Supplies — 0.4%
Envista Holdings Corp.*	86,422	1,876,222
EssilorLuxottica SA (France)	8,421	2,662,703
ICU Medical, Inc.*(a)	12,401	1,769,251
Medtronic PLC.	50,426	4,843,921

		11,152,097

Health Care Providers & Services — 0.5%
Chemed Corp.	4,163	1,781,181
Concentra Group Holdings Parent, Inc.	70,765	1,392,655
Encompass Health Corp.	16,377	1,738,255
HealthEquity, Inc.*(a)	17,119	1,568,272
Molina Healthcare, Inc.*	4,788	830,909
UnitedHealth Group, Inc.	13,614	4,494,118

		11,805,390

Health Care Technology — 0.0%
Doximity, Inc. (Class A Stock)*	23,440	1,037,923

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	20,205	1,911,797

Hotels, Restaurants & Leisure — 1.5%
Compass Group PLC (United Kingdom)	159,550	5,055,350
Expedia Group, Inc.	14,541	4,119,611
Marriott International, Inc. (Class A Stock)	14,859	4,609,856
McDonald’s Corp.	23,367	7,141,656
Monarch Casino & Resort, Inc.	10,861	1,039,398
Planet Fitness, Inc. (Class A Stock)*	18,187	1,972,744

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Shake Shack, Inc. (Class A Stock)*(a)	12,025	$976,069
Vail Resorts, Inc.(a)	4,641	616,325
Wyndham Hotels & Resorts, Inc.	23,494	1,775,206
Yum China Holdings, Inc. (China)(a)	86,565	4,132,613
Yum! Brands, Inc.	39,550	5,983,124

		37,421,952

Household Durables — 0.6%
Sony Group Corp. (Japan)	566,000	14,518,459

Industrial Conglomerates — 0.7%
3M Co.	22,984	3,679,738
Siemens AG (Germany)	46,555	13,038,966

		16,718,704

Industrial REITs — 0.0%
EastGroup Properties, Inc.	5,623	1,001,681

Insurance — 0.9%
Accelerant Holdings (Cayman Islands) (Class A Stock)*(a) 44,093 720,920
AIA Group Ltd. (Hong Kong)	409,800	4,218,110
Arthur J. Gallagher & Co.(a)	7,924	2,050,652
Baldwin Insurance Group, Inc. (The)*(a)	39,875	958,196
Intact Financial Corp. (Canada)	16,549	3,445,081
Kinsale Capital Group, Inc.(a)	4,041	1,580,516
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,780	7,752,258
Neptune Insurance Holdings, Inc. (Class A Stock)*(a)	25,773	751,541
RLI Corp.(a)	20,694	1,324,002

		22,801,276

Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)	41,310	12,930,030
Meta Platforms, Inc. (Class A Stock)	19,072	12,589,237
Tencent Holdings Ltd. (China)	222,100	17,044,740

		42,564,007

Leisure Products — 0.0%
Acushnet Holdings Corp.	12,491	997,032

Life Sciences Tools & Services — 0.4%
Danaher Corp.	19,732	4,517,049
Lonza Group AG (Switzerland)	8,849	5,966,172
Medpace Holdings, Inc.*	1,207	677,912

		11,161,133

Machinery — 1.2%
Alliance Laundry Holdings, Inc.*(a)	40,894	832,193
Atlas Copco AB (Sweden) (Class A Stock)	533,156	9,491,551
Hillman Solutions Corp.*	145,886	1,263,373
IHI Corp. (Japan)	210,600	3,702,473
Lincoln Electric Holdings, Inc.	5,203	1,246,847
Middleby Corp. (The)*	4,703	699,195
RBC Bearings, Inc.*	4,627	2,074,886

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)	299,901	$9,544,240

		28,854,758

Metals & Mining — 0.2%
Rio Tinto PLC (Australia)	75,669	6,095,217

Multi-Utilities — 0.5%
Dominion Energy, Inc.(a)	60,252	3,530,165
Engie SA (France)	311,386	8,179,908

		11,710,073

Oil, Gas & Consumable Fuels — 1.1%
DT Midstream, Inc.	12,058	1,443,102
Exxon Mobil Corp.	102,193	12,297,906
Gazprom PJSC (Russia)*^	321,836	—
Shell PLC.	316,325	11,657,288
SM Energy Co.	64,232	1,201,138

		26,599,434

Personal Care Products — 0.2%
Kao Corp. (Japan)	98,500	3,931,288

Pharmaceuticals — 1.1%
AstraZeneca PLC (United Kingdom)	11,058	2,046,386
Bristol-Myers Squibb Co.	100,143	5,401,713
Johnson & Johnson	48,883	10,116,337
Novartis AG	51,528	7,100,352
Novo Nordisk A/S (Denmark) (Class B Stock)	43,745	2,218,680

		26,883,468

Professional Services — 0.3%
Andersen Group, Inc. (Class A Stock)* .	24,801	643,090
First Advantage Corp.*(a)	86,058	1,250,423
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Paylocity Holding Corp.*	12,500	1,906,250
RELX PLC (United Kingdom)	83,416	3,397,580
Verra Mobility Corp.*	72,192	1,617,822

		8,815,166

Real Estate Management & Development — 0.3%
Colliers International Group, Inc. (Canada)	12,640	1,858,206
Cushman & Wakefield Ltd.*	112,855	1,827,123
Mitsui Fudosan Co. Ltd. (Japan)	323,000	3,670,660

		7,355,989

Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (Japan)*	50,884	1,342,320
Analog Devices, Inc.	14,515	3,936,468
ASML Holding NV (Netherlands)	10,623	11,446,497
Broadcom, Inc.	15,862	5,489,838
Infineon Technologies AG (Germany)	173,435	7,567,136
MACOM Technology Solutions Holdings, Inc.*	15,171	2,598,489
NVIDIA Corp.	158,635	29,585,427
Power Integrations, Inc.(a)	40,941	1,455,043
SK hynix, Inc. (South Korea)	17,476	7,914,499

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	332,000	$16,320,219
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	47,767	14,515,914

		102,171,850

Software — 1.2%
CCC Intelligent Solutions Holdings, Inc.*(a)	128,822	1,024,135
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	57,266	1,381,256
Microsoft Corp.	51,587	24,948,505
nCino, Inc.*(a)	31,965	819,583
Qualys, Inc.*(a)	8,411	1,117,822
SPS Commerce, Inc.*	9,519	848,428

		30,139,729

Specialized REITs — 0.2%
American Tower Corp.	18,472	3,243,129
CubeSmart	19,275	694,864

		3,937,993

Specialty Retail — 0.4%
Burlington Stores, Inc.*	9,193	2,655,398
Five Below, Inc.*	4,636	873,237
Lowe’s Cos., Inc.	21,711	5,235,825
Warby Parker, Inc. (Class A Stock)*(a)	39,592	862,709

		9,627,169

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	89,637	24,368,715

Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	12,129	9,142,061

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	6,341	1,628,178
Core & Main, Inc. (Class A Stock)*(a)	39,511	2,053,387
ITOCHU Corp. (Japan)	333,000	4,208,059

		7,889,624

TOTAL COMMON STOCKS (cost $838,043,282)		901,844,030

UNAFFILIATED EXCHANGE-TRADED FUNDS — 39.0%
JPMorgan Active Growth ETF	2,782,473	258,213,494
JPMorgan Active Value ETF(a)	3,587,265	257,278,646
JPMorgan Global Select Equity ETF	2,729,880	184,730,980
JPMorgan Ultra-Short Income ETF(a)	5,397,053	273,036,911

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $917,553,799)		973,260,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) — 1.9%
U.S. Treasury Notes
4.125%	01/31/27	3,550	$3,572,604
4.250%	01/31/26	43,349	43,354,080

TOTAL U.S. TREASURY OBLIGATIONS (cost $46,918,144)			46,926,684

TOTAL LONG-TERM INVESTMENTS—93.2% (cost $2,189,174,793)			2,325,226,604

		Shares
SHORT-TERM INVESTMENTS — 13.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa) .		170,881,221	170,881,221
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $176,991,301; includes $176,776,402 of cash collateral for securities on loan)(b)(wa)		177,097,559	176,991,301

TOTAL SHORT-TERM INVESTMENTS (cost $347,872,522)			347,872,522

TOTAL INVESTMENTS—107.1% (cost $2,537,047,315)			2,673,099,126
Liabilities in excess of other assets(z) — (7.1)%			(178,333,383)

NET ASSETS — 100.0%			$2,494,765,743

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,671,151; cash collateral of $176,776,402 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
200	5 Year U.S. Treasury Notes	Mar. 2026	$21,860,938	$(65,918)
884	10 Year U.K. Gilt	Mar. 2026	108,875,377	568,482
956	10 Year U.S. Treasury Notes	Mar. 2026	107,490,250	(613,991)
157	Euro STOXX 50 Index	Mar. 2026	10,777,019	67,151
584	Euro-BTP Italian Government Bond	Mar. 2026	82,481,553	(156,719)
151	FTSE 100 Index	Mar. 2026	20,233,956	432,623
1,407	Mini MSCI EAFE Index	Mar. 2026	204,162,735	830,876
130	S&P 500 E-Mini Communication Services Sector Index	Mar. 2026	20,150,000	227,237
322	S&P 500 E-Mini Financials Sector Index	Mar. 2026	54,661,915	(160,845)
1,584	S&P 500 E-Mini Index	Mar. 2026	545,886,000	(5,918,378)
131	S&P 500 E-Mini Technology Sector Index	Mar. 2026	38,321,430	18,730
203	S&P 500 E-Mini Utilities Sector Index	Mar. 2026	17,604,160	(36,950)
85	TOPIX Index	Mar. 2026	18,523,206	200,911

				(4,606,791)

Short Positions:
565	10 Year Euro-Bund	Mar. 2026	84,704,949	(131,454)
145	10 Year Japanese Bonds	Mar. 2026	122,570,544	942,034
360	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	42,480,000	663,113
488	DJ US Real Estate Index	Mar. 2026	17,460,640	42,798
1,060	Mini MSCI Emerging Markets Index	Mar. 2026	74,804,200	(711,758)
1,199	Russell 2000 E-Mini Index	Mar. 2026	149,755,100	6,936,500
326	S&P 500 E-Mini Consumer Staples Sector Index	Mar. 2026	25,740,960	436,181
272	S&P 500 E-Mini Materials Sector Index	Mar. 2026	26,345,920	(184,150)

				7,993,264

				$3,386,473

Forward foreign currency exchange contract outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/26	BNP	AUD	89,354	$59,595,194	$59,638,470	$43,276	$—
Expiring 01/29/26	MSI	AUD	11,383	7,400,728	7,597,397	196,669	—
British Pound,
Expiring 01/22/26	BNP	GBP	14,090	18,842,223	18,992,454	150,231	—
Expiring 01/29/26	HSBC	GBP	9,551	12,722,673	12,873,804	151,131	—
Expiring 01/29/26	HSBC	GBP	719	961,784	969,595	7,811	—
Expiring 01/29/26	MSI	GBP	1,039	1,364,623	1,400,561	35,938	—
Canadian Dollar,
Expiring 01/22/26	BNP	CAD	4,995	3,636,032	3,642,695	6,663	—
Expiring 01/29/26	HSBC	CAD	18,031	12,911,689	13,154,219	242,530	—
Euro,
Expiring 01/22/26	MSI	EUR	50,922	59,843,753	59,905,383	61,630	—
Expiring 01/29/26	CITI	EUR	5,683	6,572,778	6,687,959	115,181	—
Expiring 01/29/26	HSBC	EUR	2,072	2,418,395	2,438,395	20,000	—
Hong Kong Dollar,
Expiring 01/29/26	HSBC	HKD	15,919	2,050,853	2,047,581	—	(3,272)
Expiring 01/29/26	HSBC	HKD	8,592	1,105,422	1,105,138	—	(284)
Expiring 01/29/26	MSI	HKD	12,784	1,644,894	1,644,402	—	(492)
Japanese Yen,
Expiring 01/29/26	HSBC	JPY	564,196	3,696,840	3,611,188	—	(85,652)
Expiring 01/29/26	HSBC	JPY	238,326	1,572,800	1,525,427	—	(47,373)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contract outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/29/26	MSI	JPY	188,756	$1,248,472	$1,208,149	$—	$(40,323)
Expiring 01/29/26	MSI	JPY	175,815	1,169,726	1,125,320	—	(44,406)
Swedish Krona,
Expiring 01/29/26	ML	SEK	46,820	4,982,793	5,093,338	110,545	—
Expiring 01/29/26	MSI	SEK	14,570	1,542,831	1,584,974	42,143	—
Swiss Franc,
Expiring 01/29/26	HSBC	CHF	6,638	8,430,161	8,406,432	—	(23,729)

				$213,714,664	$214,652,881	1,183,748	(245,531)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
British Pound,
Expiring 01/29/26	GSI	GBP	4,127	$5,417,462	$5,562,252	$—	$(144,790)
Danish Krone,
Expiring 01/29/26	HSBC	DKK	8,041	1,257,571	1,267,280	—	(9,709)
Euro,
Expiring 01/29/26	GSI	EUR	5,515	6,387,918	6,490,085	—	(102,167)
Expiring 01/29/26	HSBC	EUR	3,440	4,016,120	4,048,793	—	(32,673)
Hong Kong Dollar,
Expiring 01/29/26	HSBC	HKD	78,593	10,125,898	10,109,119	16,779	—
Japanese Yen,
Expiring 01/05/26	HSBC	JPY	18,886	120,711	120,623	88	—
Expiring 01/29/26	MSI	JPY	314,162	2,036,396	2,010,823	25,573	—
Expiring 01/29/26	SCB	JPY	742,076	4,775,212	4,749,723	25,489	—
Singapore Dollar,
Expiring 01/29/26	MSI	SGD	4,315	3,342,815	3,363,397	—	(20,582)
Swedish Krona,
Expiring 01/22/26	BARC	SEK	176,169	19,002,537	19,157,548	—	(155,011)
Expiring 01/29/26	HSBC	SEK	105,745	11,326,550	11,503,526	—	(176,976)
Swiss Franc,
Expiring 01/22/26	HSBC	CHF	62,127	78,420,024	78,619,679	—	(199,655)

				$146,229,214	$147,002,848	67,929	(841,563)

						$1,251,677	$(1,087,094)

Cross currency exchange contracts outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	SEK	148,479	EUR 13,581	$169,335	$—	ML
01/22/26	Buy	SEK	203,924	EUR 18,628	261,789	—	CITI

					$431,124	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$45,688,333

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$403,195,859	$—	$—
Common Stocks	530,070,972	371,773,055	3
Unaffiliated Exchange-Traded Funds	973,260,031	—	—
U.S. Treasury Obligations	—	46,926,684	—
Short-Term Investments
Affiliated Mutual Funds	347,872,522	—	—

Total	$2,254,399,384	$418,699,739	$3

Other Financial Instruments*
Assets
Futures Contracts	$11,366,636	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,251,677	—
OTC Cross Currency Exchange Contracts	—	431,124	—

Total	$11,366,636	$1,682,801	$—

Liabilities
Futures Contracts	$(7,980,163)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,087,094)	—

Total	$(7,980,163)	$(1,087,094)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Unaffiliated Exchange-Traded Funds	39.0%
Affiliated Mutual Funds (7.1% represents investments purchased with collateral from securities on loan)	30.1
Banks	4.3
Semiconductors & Semiconductor Equipment	4.1
Capital Markets	2.2
U.S. Treasury Obligations	1.9
Interactive Media & Services	1.7
Hotels, Restaurants & Leisure	1.5
Software	1.2

Broadline Retail	1.2%
Machinery	1.2
Aerospace & Defense	1.1
Pharmaceuticals	1.1
Oil, Gas & Consumable Fuels	1.1
Technology Hardware, Storage & Peripherals	1.0
Chemicals	0.9
Insurance	0.9
Industrial Conglomerates	0.7
Building Products	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Electric Utilities	0.6%
Household Durables	0.6
Financial Services	0.5
Health Care Providers & Services	0.5
Multi-Utilities	0.5
Automobiles	0.5
Entertainment	0.5
Life Sciences Tools & Services	0.4
Health Care Equipment & Supplies	0.4
Beverages	0.4
Diversified Telecommunication Services	0.4
Consumer Staples Distribution & Retail	0.4
Electronic Equipment, Instruments & Components	0.4
Construction & Engineering	0.4
Specialty Retail	0.4
Electrical Equipment	0.4
Food Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Professional Services	0.3
Trading Companies & Distributors	0.3
Real Estate Management & Development	0.3
Automobile Components	0.3
Energy Equipment & Services	0.3

Metals & Mining	0.2%
Consumer Finance	0.2
Biotechnology	0.2
Commercial Services & Supplies	0.2
Specialized REITs	0.2
Personal Care Products	0.2
Ground Transportation	0.1
Diversified Consumer Services	0.1
Hotel & Resort REITs	0.1
Construction Materials	0.1
Distributors	0.1
Containers & Packaging	0.0	*
Health Care Technology	0.0	*
Industrial REITs	0.0	*
Leisure Products	0.0	*
Communications Equipment	0.0	*

	107.1
Liabilities in excess of other assets	(7.1)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$9,193,007	*	Due from/to broker-variation margin futures	$7,012,081	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	431,124		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,251,677		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,087,094
Interest rate contracts	Due from/to broker-variation margin futures	2,173,629	*	Due from/to broker-variation margin futures	968,082	*

		$13,049,437			$9,067,257

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$36,489,753	$—
Foreign exchange contracts	—	(377,659)
Interest rate contracts	6,301,770	—

Total	$42,791,523	$(377,659)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$22,565,468	$—
Foreign exchange contracts	—	880,334
Interest rate contracts	4,431,557	—

Total	$26,997,025	$880,334

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,269,702,927
Futures Contracts - Short Positions (1)	495,391,770
Forward Foreign Currency Exchange Contracts - Purchased (2)	191,587,073
Forward Foreign Currency Exchange Contracts - Sold (2)	188,119,804
Cross Currency Exchange Contracts (3)	35,142,404
*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$171,671,151	$(171,671,151)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(155,011)	$(155,011)	$—	$(155,011)
BNP	200,170	—	200,170	—	200,170
CITI	376,970	—	376,970	—	376,970

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$—	$(246,957)	$(246,957)	$—	$(246,957)
HSBC	438,339	(579,323)	(140,984)	—	(140,984)
ML	279,880	—	279,880	—	279,880
MSI	361,953	(105,803)	256,150	—	256,150
SCB	25,489	—	25,489	—	25,489

	$1,682,801	$(1,087,094)	$595,707	$—	$595,707

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $171,671,151:
Unaffiliated investments (cost $1,802,515,225)	$1,922,030,745
Affiliated investments (cost $734,532,090)	751,068,381
Cash	261,925
Foreign currency, at value (cost $17,276)	17,233
Dividends and interest receivable	2,319,084
Tax reclaim receivable	2,105,149
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,251,677
Receivable for investments sold	1,114,887
Unrealized appreciation on OTC cross currency exchange contracts	431,124
Receivable from affiliate	2,763
Prepaid expenses and other assets	34,010

Total Assets	2,680,636,978

LIABILITIES
Payable to broker for collateral for securities on loan	176,776,402
Due to broker	1,774,331
Payable for investments purchased	1,259,872
Payable for Portfolio shares purchased	1,165,700
Management fee payable	1,155,173
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,087,094
Payable to affiliate	1,079,002
Due to broker-variation margin futures	949,461
Accrued expenses and other liabilities	518,438
Distribution fee payable	103,324
Trustees’ fees payable	1,960
Affiliated transfer agent fee payable	478

Total Liabilities	185,871,235

NET ASSETS	$2,494,765,743

Net assets were comprised of:
Partners’ Equity	$2,494,765,743

Net asset value and redemption price per share, $2,494,765,743 / 96,792,992 outstanding shares of beneficial interest	$25.77

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $971,338 foreign withholding tax, of which $139,528 is reimbursable by an affiliate)	$31,023,611
Affiliated dividend income	15,111,435
Interest income	2,426,253
Income from securities lending, net (including affiliated income of $167,863)	359,570

Total income	48,920,869

EXPENSES
Management fee	17,202,221
Distribution fee	6,301,180
Custodian and accounting fees	352,750
Professional fees	94,458
Audit fee.	63,664
Trustees’ fees	51,500
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Shareholders’ reports	9,693
Miscellaneous	168,675

Total expenses	24,254,481
Less: Fee waiver and/or expense reimbursement	(3,752,277)

Net expenses	20,502,204

NET INVESTMENT INCOME (LOSS)	28,418,665

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $481,798)	4,960,405
Futures transactions	42,791,523
Forward and cross currency contract transactions	(377,659)
Foreign currency transactions	(90,753)

47,283,516

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19,076,004) (net of change in foreign capital gains taxes $(3,833))	172,422,589
Futures	26,997,025
Forward and cross currency contracts	880,334
Foreign currencies	133,175

200,433,123

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	247,716,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,135,304

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,418,665	$40,922,874
Net realized gain (loss) on investment and foreign currency transactions	47,283,516	552,077,164
Net capital gain distributions received	—	7,195,527
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	200,433,123	(280,299,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	276,135,304	319,896,051

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [21,794,485 and 25,436,021 shares, respectively]	497,066,505	552,971,759
Portfolio shares purchased [47,798,314 and 38,331,490 shares, respectively]	(1,053,961,715)	(829,218,700)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(556,895,210)	(276,246,941)

TOTAL INCREASE (DECREASE)	(280,759,906)	43,649,110
NET ASSETS:
Beginning of year	2,775,525,649	2,731,876,539

End of year	$2,494,765,743	$2,775,525,649

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$22.60	$20.13	$17.11	$20.84	$18.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27	0.31	0.24	0.15	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.90	2.16	2.78	(3.88)	2.77

Total from investment operations	3.17	2.47	3.02	(3.73)	2.83

Net Asset Value, end of year	$25.77	$22.60	$20.13	$17.11	$20.84

Total Return(b)	14.03%	12.27%	17.65%	(17.90)%	15.71%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,495	$2,776	$2,732	$1,800	$3,630
Average net assets (in millions)	$2,520	$2,931	$2,318	$2,590	$3,578
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81%	0.95%	0.98%	0.98%	0.97%
Expenses before waivers and/or expense reimbursement	0.96%	0.98%	0.99%	0.99%	0.98%
Net investment income (loss)	1.13%	1.40%	1.28%	0.85%	0.32%
Portfolio turnover rate(d)	72%	240%	160%	219%	147%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
AFFILIATED MUTUAL FUND — 57.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	193,175,414	$2,250,493,571

(cost $2,021,133,710)(wa)

COMMON STOCKS — 7.9%
Aerospace & Defense — 0.3%
Hanwha Aerospace Co. Ltd. (South Korea)	3,572	2,332,693
Karman Holdings, Inc.*(a)	9,290	679,749
Loar Holdings, Inc.*(a)	11,532	784,176
Safran SA (France)	17,195	5,989,312
Woodward, Inc.	1,740	526,037

		10,311,967

Automobile Components — 0.1%
Gentex Corp.	29,024	675,389
Sumitomo Electric Industries Ltd. (Japan)	65,500	2,638,162

		3,313,551

Automobiles — 0.1%
Kia Corp. (South Korea)	35,385	2,999,711

Banks — 1.3%
Al Rajhi Bank (Saudi Arabia)	118,303	3,072,935
Bank Central Asia Tbk PT (Indonesia)	5,089,900	2,457,896
BankUnited, Inc.	22,104	985,175
Commerce Bancshares, Inc.(a)	23,852	1,248,414
Cullen/Frost Bankers, Inc.	10,544	1,335,187
DBS Group Holdings Ltd. (Singapore)	134,840	5,906,620
First Financial Bancorp	37,609	940,977
First Hawaiian, Inc.	33,863	856,734
First Horizon Corp.	27,317	652,876
First Interstate BancSystem, Inc. (Class A Stock)	28,978	1,002,639
HDFC Bank Ltd. (India), ADR	141,361	5,165,331
KBC Group NV (Belgium)	33,993	4,427,113
Mitsubishi UFJ Financial Group, Inc. (Japan)	326,200	5,177,144
National Bank of Greece SA (Greece)	149,057	2,273,485
NatWest Group PLC (United Kingdom)	341,447	2,995,269
Royal Bank of Canada (Canada)	32,638	5,564,071
ServisFirst Bancshares, Inc.(a)	13,291	954,161
UniCredit SpA (Italy)	51,826	4,292,577
Wintrust Financial Corp.	11,209	1,567,242
WSFS Financial Corp.	20,254	1,118,831

		51,994,677

Beverages — 0.0%
Primo Brands Corp.(a)	64,646	1,056,962

Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)	270,800	4,972,149
MercadoLibre, Inc. (Brazil)*	993	2,000,160

		6,972,309

Building Products — 0.2%
AAON, Inc.(a)	9,894	754,417
Fortune Brands Innovations, Inc.	11,931	596,789
Hayward Holdings, Inc.*	130,156	2,010,910

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Janus International Group, Inc.*	113,053	$739,367
Modine Manufacturing Co.*(a)	10,518	1,404,258
SAL TopCo LLC*^	1,709,579	171
Simpson Manufacturing Co., Inc.	7,960	1,285,301

		6,791,213

Capital Markets — 0.5%
3i Group PLC (United Kingdom)	81,939	3,592,930
Brookfield Corp. (Canada)	42,354	1,944,664
Evercore, Inc. (Class A Stock)	4,623	1,572,976
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	83,300	4,358,369
MarketAxess Holdings, Inc.	8,283	1,501,294
Miami International Holdings, Inc.*(a)	16,619	737,551
Moelis & Co. (Class A Stock)	11,364	781,161
Morningstar, Inc.	7,053	1,532,687
StepStone Group, Inc. (Class A Stock)	21,792	1,398,393
Wealthfront Corp.*	42,207	573,593

		17,993,618

Chemicals — 0.3%
Air Liquide SA (France)	20,967	3,940,831
Balchem Corp.	8,524	1,307,241
Element Solutions, Inc.	64,452	1,610,655
Novonesis Novozymes B (Denmark)	34,512	2,208,096
Perimeter Solutions, Inc.*	29,276	805,968
Quaker Chemical Corp.(a)	7,645	1,049,735

		10,922,526

Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*(a)	17,148	1,679,475
MSA Safety, Inc.(a)	13,289	2,128,101

		3,807,576

Communications Equipment — 0.0%
Digi International, Inc.*	10,634	460,346

Construction & Engineering — 0.2%
Obayashi Corp. (Japan)	140,000	2,929,908
WillScot Holdings Corp.(a)	81,737	1,539,107
WSP Global, Inc. (Canada)	13,265	2,401,820

		6,870,835

Construction Materials — 0.0%
Eagle Materials, Inc.	6,473	1,337,840

Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	5,630	506,869
Chefs’ Warehouse, Inc. (The)*	10,294	641,625
Performance Food Group Co.*	14,218	1,278,482

		2,426,976

Containers & Packaging — 0.0%
AptarGroup, Inc.	6,906	842,256

Distributors — 0.0%
Pool Corp	5,026	1,149,697

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	15,927	1,614,998

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
Driven Brands Holdings, Inc.*	61,899	$917,343

		2,532,341

Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	86,414	2,812,867
GCI Liberty, Inc. (Class A Stock)*^	599	—
Telstra Group Ltd. (Australia)	1,056,868	3,429,075

		6,241,942

Electric Utilities — 0.0%
Portland General Electric Co.	21,592	1,036,200

Electrical Equipment — 0.1%
Legrand SA (France)	25,791	3,834,162

Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.(a)	6,890	1,201,685
Bel Fuse, Inc. (Class B Stock)	3,047	516,862
Fabrinet (Thailand)*(a)	2,865	1,304,377
Novanta, Inc.*	14,333	1,705,484

		4,728,408

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	30,662	1,400,640
Flowco Holdings, Inc. (Class A Stock)	41,678	781,046

		2,181,686

Food Products — 0.2%
Freshpet, Inc.*	13,278	809,029
Nestle SA	45,311	4,497,530
Utz Brands, Inc.	104,140	1,080,973

		6,387,532

Ground Transportation — 0.1%
Landstar System, Inc.	8,846	1,271,170
Saia, Inc.*(a)	3,708	1,210,736

		2,481,906

Health Care Equipment & Supplies — 0.1%
Envista Holdings Corp.*	67,414	1,463,558
EssilorLuxottica SA (France)	5,483	1,733,713
ICU Medical, Inc.*	9,673	1,380,047

		4,577,318

Health Care Providers & Services — 0.1%
Chemed Corp.	3,247	1,389,261
Concentra Group Holdings Parent, Inc.	55,200	1,086,336
Encompass Health Corp.	12,775	1,355,939
HealthEquity, Inc.*	13,356	1,223,543
Molina Healthcare, Inc.*	3,735	648,172
NMC Health PLC (United Arab Emirates)*^	411	—

		5,703,251

Health Care Technology — 0.0%
Doximity, Inc. (Class A Stock)*	18,283	809,571

Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	15,769	1,492,063

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.2%
Compass Group PLC (United Kingdom)	103,889	$3,291,728
Monarch Casino & Resort, Inc.	8,472	810,770
Planet Fitness, Inc. (Class A Stock)*	14,186	1,538,756
Shake Shack, Inc. (Class A Stock)*	9,381	761,456
Vail Resorts, Inc.(a)	3,621	480,869
Wyndham Hotels & Resorts, Inc.	18,327	1,384,788

		8,268,367

Household Durables — 0.1%
Sony Group Corp. (Japan)	222,015	5,694,904

Industrial Conglomerates — 0.1%
Siemens AG (Germany)	20,238	5,668,190

Industrial REITs — 0.0%
EastGroup Properties, Inc.	4,387	781,500

Insurance — 0.4%
Accelerant Holdings (Cayman Islands) (Class A Stock)*(a)	34,395	562,358
AIA Group Ltd. (Hong Kong)	266,800	2,746,198
Baldwin Insurance Group, Inc. (The)*(a)	31,108	747,525
Intact Financial Corp. (Canada)	10,856	2,259,943
Kinsale Capital Group, Inc.(a)	3,152	1,232,810
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,756	4,446,032
Neptune Insurance Holdings, Inc. (Class A Stock)*	20,103	586,204
RLI Corp.(a)	16,143	1,032,829

		13,613,899

Interactive Media & Services — 0.2%
Tencent Holdings Ltd. (China)	100,000	7,674,354

Leisure Products — 0.0%
Acushnet Holdings Corp.	9,744	777,766

Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)	5,734	3,865,977
Medpace Holdings, Inc.*	941	528,513

		4,394,490

Machinery — 0.4%
Alliance Laundry Holdings, Inc.*(a)	31,900	649,165
Atlas Copco AB (Sweden) (Class A Stock)	222,104	3,954,024
Hillman Solutions Corp.*	113,806	985,560
IHI Corp. (Japan)	136,500	2,399,751
Lincoln Electric Holdings, Inc.	4,058	972,459
Middleby Corp. (The)*	3,668	545,322
RBC Bearings, Inc.*	3,621	1,623,765
Volvo AB (Sweden) (Class B Stock)	113,352	3,607,386

		14,737,432

Metals & Mining — 0.1%
Rio Tinto PLC (Australia)	49,274	3,969,072
Severstal PAO (Russia), GDR*^	17,534	2

		3,969,074

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities — 0.1%
Engie SA (France)	202,754	$5,326,216

Oil, Gas & Consumable Fuels — 0.2%
DT Midstream, Inc.	9,406	1,125,710
Expand Energy Corp.	19	2,097
Shell PLC	202,587	7,465,787
SM Energy Co.	50,133	937,487

		9,531,081

Personal Care Products — 0.1%
Kao Corp. (Japan)	64,600	2,578,287

Pharmaceuticals — 0.1%
Novartis AG	33,940	4,676,796

Professional Services — 0.2%
Andersen Group, Inc. (Class A Stock)*	19,346	501,642
First Advantage Corp.*(a)	67,145	975,617
Paylocity Holding Corp.*	9,751	1,487,027
RELX PLC (United Kingdom)	54,913	2,236,637
Verra Mobility Corp.*	56,314	1,261,997

		6,462,920

Real Estate Management & Development — 0.1%
Colliers International Group, Inc. (Canada)	9,859	1,449,371
Cushman & Wakefield Ltd.*	88,035	1,425,287
Mitsui Fudosan Co. Ltd. (Japan)	210,300	2,389,907

		5,264,565

Semiconductors & Semiconductor Equipment — 0.8%
Allegro MicroSystems, Inc. (Japan)*	39,693	1,047,101
ASML Holding NV (Netherlands)	4,449	4,793,887
Infineon Technologies AG (Germany)	73,753	3,217,914
MACOM Technology Solutions Holdings, Inc.*	11,835	2,027,099
Power Integrations, Inc.(a)	31,936	1,135,006
SK hynix, Inc. (South Korea)	11,378	5,152,848
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	118,000	5,800,560
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	21,488	6,529,988

		29,704,403

Software — 0.1%
CCC Intelligent Solutions Holdings, Inc.*(a)	98,160	780,372
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	44,708	1,078,357
nCino, Inc.*(a)	24,934	639,308
Qualys, Inc.*(a)	6,565	872,488
SPS Commerce, Inc.*	7,430	662,236

		4,032,761

Specialized REITs — 0.0%
CubeSmart.	15,038	542,120

Specialty Retail — 0.0%
Five Below, Inc.*	3,616	681,110

		Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Warby Parker, Inc. (Class A Stock)*		30,884	$672,962

			1,354,072

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.		4,947	1,270,241
Core & Main, Inc. (Class A Stock)*		30,839	1,602,703
ITOCHU Corp. (Japan)		216,500	2,735,870

			5,608,814

TOTAL COMMON STOCKS (cost $266,675,021)			311,920,451

UNAFFILIATED EXCHANGE-TRADED FUNDS — 29.6%
JPMorgan Active Growth ETF		2,328,181	216,055,197
JPMorgan Active Value ETF		3,051,786	218,874,092
JPMorgan Global Select Equity ETF		6,491,094	439,252,331
JPMorgan Ultra-Short Income ETF		5,743,826	290,580,157

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,099,866,145)			1,164,761,777

		Units

WARRANTS* — 0.0%
Oil, Gas & Consumable Fuels
Expand Energy Corp., expiring 02/09/26		36	3,574

(cost $3,727)
Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BONDS — 0.0%
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26^(d)	70	—
8.000%	02/09/26^(d)	315	—

			—

TOTAL CORPORATE BONDS (cost $0)			—

FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 11.352%
15.023%(c)	06/30/26^	453	112,695
First Lien A R 2023 FLSO PIK Term Loan, 3 Month SOFR + 11.352%
15.023%(c)	06/30/26^	301	—
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	13	12,733

			125,428

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
8.905%(c)	10/31/27	107	$79,072

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	92	918

TOTAL FLOATING RATE AND OTHER LOANS (cost $912,169)			205,418

U.S. TREASURY OBLIGATIONS(k) — 1.3%
U.S. Treasury Notes
4.125%	01/31/27	6,600	6,642,023
4.250%	01/31/26	46,461	46,466,145

TOTAL U.S. TREASURY OBLIGATIONS (cost $53,096,813)			53,108,168

TOTAL LONG-TERM INVESTMENTS—96.0% (cost $3,441,687,585)			3,780,492,959

		Shares
SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		155,369,189	155,369,189
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $23,847,064; includes $23,769,035 of cash collateral for securities on loan)(b)(wa)		23,861,601	23,847,284

TOTAL SHORT-TERM INVESTMENTS (cost $179,216,253)			179,216,473

TOTAL INVESTMENTS—100.6% (cost $3,620,903,838)			3,959,709,432
Liabilities in excess of other assets(z) — (0.6)%			(23,166,719)

NET ASSETS — 100.0%			$3,936,542,713

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $126,519 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,921,169; cash collateral of $23,769,035 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
904	5 Year U.S. Treasury Notes	Mar. 2026	$98,811,440	$(297,949)
1,400	10 Year U.K. Gilt	Mar. 2026	172,427,068	913,748
2,339	10 Year U.S. Treasury Notes	Mar. 2026	262,991,313	(1,502,223)
229	Euro STOXX 50 Index	Mar. 2026	15,719,346	97,947
919	Euro-BTP Italian Government Bond	Mar. 2026	129,795,458	(246,655)
251	FTSE 100 Index	Mar. 2026	33,633,927	719,130
1,279	Mini MSCI EAFE Index	Mar. 2026	185,589,295	755,288
194	S&P 500 E-Mini Communication Services Sector Index	Mar. 2026	30,070,000	339,108
503	S&P 500 E-Mini Financials Sector Index	Mar. 2026	85,388,023	(251,259)
1,112	S&P 500 E-Mini Index	Mar. 2026	383,223,000	(4,154,823)

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
213	S&P 500 E-Mini Technology Sector Index	Mar. 2026	$62,308,890	$30,455
347	S&P 500 E-Mini Utilities Sector Index	Mar. 2026	30,091,840	(63,161)
135	TOPIX Index	Mar. 2026	29,419,210	319,108

				(3,341,286)

Short Positions:
894	10 Year Euro-Bund	Mar. 2026	134,028,716	(208,010)
229	10 Year Japanese Bonds	Mar. 2026	193,576,928	1,530,606
425	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	50,150,000	782,842
827	DJ US Real Estate Index	Mar. 2026	29,590,060	72,528
564	Mini MSCI Emerging Markets Index	Mar. 2026	39,801,480	(378,709)
935	Russell 2000 E-Mini Index	Mar. 2026	116,781,500	5,409,197
524	S&P 500 E-Mini Consumer Staples Sector Index	Mar. 2026	41,375,040	701,102
441	S&P 500 E-Mini Materials Sector Index	Mar. 2026	42,715,260	(298,566)

				7,610,990

				$4,269,704

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/26	MSI	AUD	139,095	$92,819,997	$92,836,970	$16,973	$—
British Pound,
Expiring 01/22/26	MSI	GBP	22,429	29,995,288	30,232,375	237,087	—
Euro,
Expiring 01/22/26	MSI	EUR	79,166	93,051,279	93,133,063	81,784	—

				$215,866,564	$216,202,408	335,844	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Swedish Krona,
Expiring 01/22/26	BARC	SEK	288,342	$31,147,534	$31,355,820	$—	$(208,286)
Swiss Franc,
Expiring 01/22/26	MSI	CHF	96,800	122,286,582	122,497,657	—	(211,075)

				$153,434,116	$153,853,477	—	(419,361)

						$335,844	$(419,361)

Cross currency exchange contract outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	SEK 238,988	EUR	21,860	$272,557	$—	ML
01/22/26	Buy	SEK 328,231	EUR	29,982	421,369	—	CITI

					$693,926	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110	%(Q)	150	$1,962	$—	$1,962	BOA
ABX.HE.AAA	05/25/46	0.110	%(M)	70	916	—	916	BOA

					$2,878	$—	$2,878

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$2,878	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$47,330,179

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$2,250,493,571	$—	$—
Common Stocks	135,355,406	176,564,872	173
Unaffiliated Exchange-Traded Funds	1,164,761,777	—	—
Warrants	3,574	—	—
Corporate Bonds	—	—	—	**
Floating Rate and Other Loans	—	79,072	126,346
U.S. Treasury Obligations	—	53,108,168	—
Short-Term Investments
Affiliated Mutual Funds	179,216,473	—	—

Total	$3,729,830,801	$229,752,112	$126,519

Other Financial Instruments*
Assets
Futures Contracts	$11,671,059	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	335,844	—
OTC Cross Currency Exchange Contracts	—	693,926	—
OTC Credit Default Swap Agreements	—	2,878	—

Total	$11,671,059	$1,032,648	$—

Liabilities
Futures Contracts	$(7,401,355)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(419,361)	—

Total	$(7,401,355)	$(419,361)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	61.8%
Unaffiliated Exchange-Traded Funds	29.6
U.S. Treasury Obligations	1.3
Banks	1.3
Semiconductors & Semiconductor Equipment	0.8
Capital Markets	0.5
Machinery	0.4
Insurance	0.4
Chemicals	0.3
Aerospace & Defense	0.3
Oil, Gas & Consumable Fuels	0.2
Hotels, Restaurants & Leisure	0.2
Interactive Media & Services	0.2
Broadline Retail	0.2
Construction & Engineering	0.2
Building Products	0.2
Professional Services	0.2
Food Products	0.2
Diversified Telecommunication Services	0.2

Health Care Providers & Services	0.1%
Household Durables	0.1
Industrial Conglomerates	0.1
Trading Companies & Distributors	0.1
Multi-Utilities	0.1
Real Estate Management & Development	0.1
Electronic Equipment, Instruments & Components	0.1
Pharmaceuticals	0.1
Health Care Equipment & Supplies	0.1
Life Sciences Tools & Services	0.1
Software	0.1
Metals & Mining	0.1
Electrical Equipment	0.1
Commercial Services & Supplies	0.1
Automobile Components	0.1
Automobiles	0.1
Personal Care Products	0.1
Diversified Consumer Services	0.1
Ground Transportation	0.1
Consumer Staples Distribution & Retail	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Energy Equipment & Services	0.1%
Hotel & Resort REITs	0.0	*
Specialty Retail	0.0	*
Construction Materials	0.0	*
Distributors	0.0	*
Beverages	0.0	*
Electric Utilities	0.0	*
Containers & Packaging	0.0	*
Health Care Technology	0.0	*
Industrial REITs	0.0	*
Leisure Products	0.0	*
Specialized REITs	0.0	*

Communications Equipment	0.0	*%
Foods	0.0	*
Media	0.0	*
Miscellaneous Manufacturing	0.0	*
Cosmetics/Personal Care	0.0	*
Oil & Gas	0.0	*

	100.6
Liabilities in excess of other assets	(0.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$2,878		—	$—
Equity contracts	Due from/to broker-variation margin futures	8,443,863	*	Due from/to broker-variation margin futures	5,146,518	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	693,926		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	335,844		Unrealized depreciation on OTC forward foreign currency exchange contracts	419,361
Interest rate contracts	Due from/to broker-variation margin futures	3,227,196	*	Due from/to broker-variation margin futures	2,254,837	*

		$12,703,707			$7,820,716

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,134
Equity contracts	(519,303)	—	—
Foreign exchange contracts	—	232,409	—
Interest rate contracts	9,366,980	—	—

Total	$8,847,677	$232,409	$1,134

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(6,064)
Equity contracts	26,619,618	—	—
Foreign exchange contracts	—	58,343	—
Interest rate contracts	5,186,593	—	—

Total	$31,806,211	$58,343	$(6,064)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,458,356,836
Futures Contracts - Short Positions (1)	582,325,369
Forward Foreign Currency Exchange Contracts - Purchased (2)	213,995,831
Forward Foreign Currency Exchange Contracts - Sold (2)	234,916,142
Cross Currency Exchange Contracts (3)	46,052,262
Credit Default Swap Agreements - Buy Protection (1)	596,000
*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$22,921,169	$(22,921,169)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(208,286)	$(208,286)	$—	$(208,286)
BOA	2,878	—	2,878	—	2,878
CITI	421,369	—	421,369	—	421,369
ML	272,557	—	272,557	—	272,557
MSI	335,844	(211,075)	124,769	—	124,769

	$1,032,648	$(419,361)	$613,287	$—	$613,287

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $22,921,169:
Affiliated investments (cost $2,200,349,963)	$2,429,710,044
Unaffiliated investments (cost $1,420,553,875)	1,529,999,388
Cash	1,500
Foreign currency, at value (cost $45,435)	48,092
Tax reclaim receivable	2,279,539
Dividends and interest receivable	2,190,404
Due from broker-variation margin futures	775,968
Unrealized appreciation on OTC cross currency exchange contracts	693,926
Unrealized appreciation on OTC forward foreign currency exchange contracts	335,844
Foreign capital gains tax benefit accrued	56,861
Receivable for Portfolio shares sold	28,080
Unrealized appreciation on OTC swap agreements	2,878
Receivable from affiliate	1,836
Prepaid expenses and other assets	18,616

Total Assets	3,966,142,976

LIABILITIES
Payable to broker for collateral for securities on loan	23,769,035
Payable for Portfolio shares purchased	2,070,289
Management fee payable	1,770,269
Payable to affiliate	1,100,349
Unrealized depreciation on OTC forward foreign currency exchange contracts	419,361
Accrued expenses and other liabilities	305,050
Distribution fee payable	162,621
Trustees’ fees payable	2,811
Affiliated transfer agent fee payable	478

Total Liabilities	29,600,263

NET ASSETS	$3,936,542,713

Net assets were comprised of:
Partners’ Equity	$3,936,542,713

Net asset value and redemption price per share, $3,936,542,713 / 144,509,797 outstanding shares of beneficial interest	$27.24

STATEMENT OF OPERATIONS
Year Ended December 31, 2025
NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $508,368 foreign withholding tax, of which $82,735 is reimbursable by an affiliate)	$22,980,413
Affiliated dividend income	15,390,005
Interest income	2,775,933
Income from securities lending, net (including affiliated income of $63,592)	213,366

Total income	41,359,717

EXPENSES
Management fee	27,595,828
Distribution fee	9,962,393
Custodian and accounting fees	370,640
Professional fees	116,769
Audit fee	86,814
Trustees’ fees	76,470
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Shareholders’ reports	9,782
Miscellaneous	83,528

Total expenses	38,312,565
Less: Fee waiver and/or expense reimbursement	(6,761,074)

Net expenses	31,551,491

NET INVESTMENT INCOME (LOSS)	9,808,226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $34,463,341)	68,704,969
Futures transactions	8,847,677
Forward and cross currency contract transactions	232,409
Swap agreements transactions	1,134
Foreign currency transactions	(37,831)

77,748,358

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $133,220,683) (net of change in foreign capital gains taxes $(2,827))	259,096,222
Futures	31,806,211
Forward and cross currency contracts	58,343
Swap agreements	(6,064)
Foreign currencies	151,306

291,106,018

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	368,854,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$378,662,602

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,808,226	$29,554,019
Net realized gain (loss) on investment and foreign currency transactions	77,748,358	461,149,382
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	291,106,018	(225,712,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	378,662,602	264,990,525

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,136,218 and 12,104,239 shares, respectively]	254,796,391	293,428,983
Portfolio shares purchased [34,826,823 and 39,104,982 shares, respectively]	(873,212,538)	(942,234,582)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(618,416,147)	(648,805,599)

TOTAL INCREASE (DECREASE)	(239,753,545)	(383,815,074)
NET ASSETS:
Beginning of year	4,176,296,258	4,560,111,332

End of year	$3,936,542,713	$4,176,296,258

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$24.68	$23.24	$21.06	$24.99	$23.16

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06	0.16	0.18	0.26	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.50	1.28	2.00	(4.19)	1.68

Total from investment operations	2.56	1.44	2.18	(3.93)	1.83

Net Asset Value, end of year	$27.24	$24.68	$23.24	$21.06	$24.99

Total Return(b)	10.37%	6.20%	10.35%	(15.73)%	7.95%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,937	$4,176	$4,560	$2,808	$4,912
Average net assets (in millions)	$3,985	$4,468	$4,281	$3,620	$4,656
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	0.90%	0.91%	0.91%	0.92%
Expenses before waivers and/or expense reimbursement	0.96%	1.02%	1.02%	1.03%	1.03%
Net investment income (loss)	0.25%	0.66%	0.84%	1.16%	0.60%
Portfolio turnover rate(d)	21%	72%	73%	192%	192%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 94.7%
AFFILIATED MUTUAL FUND — 36.3%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	62,042,267	$722,792,407

(cost $659,964,622)(wa)

COMMON STOCKS — 12.8%
Aerospace & Defense — 0.4%
Hanwha Aerospace Co. Ltd. (South Korea)	2,883	1,882,742
Karman Holdings, Inc.*(a)	7,692	562,824
Loar Holdings, Inc.*(a)	9,549	649,332
Safran SA (France)	13,885	4,836,382
Woodward, Inc.	1,440	435,341

		8,366,621

Automobile Components — 0.1%
Gentex Corp.	24,032	559,225
Sumitomo Electric Industries Ltd. (Japan)	52,900	2,130,668

		2,689,893

Automobiles — 0.1%
Kia Corp. (South Korea)	28,572	2,422,149

Banks — 2.1%
Al Rajhi Bank (Saudi Arabia)	94,932	2,465,870
Bank Central Asia Tbk PT (Indonesia)	4,082,100	1,971,233
BankUnited, Inc.	18,302	815,720
Commerce Bancshares, Inc.(a)	19,749	1,033,663
Cullen/Frost Bankers, Inc.(a)	8,730	1,105,480
DBS Group Holdings Ltd. (Singapore)	108,840	4,767,698
First Financial Bancorp	31,139	779,098
First Hawaiian, Inc.	28,038	709,361
First Horizon Corp.	22,612	540,427
First Interstate BancSystem, Inc. (Class A Stock)	23,993	830,158
HDFC Bank Ltd. (India), ADR	112,194	4,099,569
KBC Group NV (Belgium)	27,451	3,575,109
Mitsubishi UFJ Financial Group, Inc. (Japan)	263,300	4,178,854
National Bank of Greece SA (Greece)	119,741	1,826,344
NatWest Group PLC (United Kingdom) .	274,293	2,406,175
Royal Bank of Canada (Canada)	26,358	4,493,467
Sberbank of Russia PJSC (Russia)*^	43,116	—
Sberbank of Russia PJSC (Russia), ADR*^(a)	18,600	2
ServisFirst Bancshares, Inc.(a)	11,005	790,049
UniCredit SpA (Italy)	42,257	3,500,008
Wintrust Financial Corp.	9,281	1,297,669
WSFS Financial Corp.	16,770	926,375

		42,112,329

Beverages — 0.0%
Primo Brands Corp.(a)	53,527	875,166

Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China)	219,800	4,035,740
MercadoLibre, Inc. (Brazil)*	801	1,613,422

		5,649,162

	Shares	Value

COMMON STOCKS (continued)
Building Products — 0.3%
AAON, Inc.(a)	8,192	$624,640
Fortune Brands Innovations, Inc.	9,879	494,148
Hayward Holdings, Inc.*	106,390	1,643,725
Janus International Group, Inc.*	93,572	611,961
Modine Manufacturing Co.*(a)	8,708	1,162,605
SAL TopCo LLC*^	817,799	82
Simpson Manufacturing Co., Inc.	6,591	1,064,249

		5,601,410

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	66,163	2,901,171
Brookfield Corp. (Canada)	34,201	1,570,323
Evercore, Inc. (Class A Stock)	3,828	1,302,477
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	67,200	3,515,995
MarketAxess Holdings, Inc.	6,858	1,243,013
Miami International Holdings, Inc.*(a)	13,757	610,536
Moelis & Co. (Class A Stock)	9,408	646,706
Morningstar, Inc.	5,840	1,269,090
StepStone Group, Inc. (Class A Stock)	18,043	1,157,819
Wealthfront Corp.*	34,948	474,943

		14,692,073

Chemicals — 0.5%
Air Liquide SA (France)	17,036	3,201,984
Balchem Corp.	7,057	1,082,262
Element Solutions, Inc.	53,355	1,333,341
Novonesis Novozymes B (Denmark)	27,867	1,782,945
Perimeter Solutions, Inc.*	24,240	667,327
Quaker Chemical Corp.(a)	6,329	869,035

		8,936,894

Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*(a)	14,197	1,390,454
MSA Safety, Inc.(a)	11,000	1,761,540

		3,151,994

Communications Equipment — 0.0%
Digi International, Inc.*	8,805	381,168

Construction & Engineering — 0.3%
Obayashi Corp. (Japan)	113,000	2,364,854
WillScot Holdings Corp.(a)	67,665	1,274,132
WSP Global, Inc. (Canada)	10,712	1,939,562

		5,578,548

Construction Materials — 0.1%
Eagle Materials, Inc.	5,360	1,107,805

Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	4,662	419,720
Chefs’ Warehouse, Inc. (The)*	8,522	531,176
Performance Food Group Co.*(a)	11,772	1,058,538

		2,009,434

Containers & Packaging — 0.0%
AptarGroup, Inc.	5,718	697,367

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Distributors — 0.1%
Pool Corp.	4,161	$951,829

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	13,186	1,337,060
Driven Brands Holdings, Inc.*(a)	51,234	759,288

		2,096,348

Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Germany)	69,777	2,271,315
Telstra Group Ltd. (Australia)	853,200	2,768,261

		5,039,576

Electric Utilities — 0.0%
Portland General Electric Co.	17,877	857,917

Electrical Equipment — 0.2%
Legrand SA (France)	20,826	3,096,051

Electronic Equipment, Instruments & Components — 0.2%
Badger Meter, Inc.(a)	5,704	994,835
Bel Fuse, Inc. (Class B Stock)	2,523	427,977
Fabrinet (Thailand)*(a)	2,372	1,079,924
Novanta, Inc.*	11,868	1,412,173

		3,914,909

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	25,387	1,159,678
Flowco Holdings, Inc. (Class A Stock)	34,508	646,680

		1,806,358

Food Products — 0.3%
Freshpet, Inc.*	10,991	669,682
Nestle SA.	36,098	3,583,056
Utz Brands, Inc.	86,220	894,963

		5,147,701

Ground Transportation — 0.1%
Landstar System, Inc.	7,325	1,052,602
Saia, Inc.*(a)	3,134	1,023,314

		2,075,916

Health Care Equipment & Supplies — 0.2%
Envista Holdings Corp.*	55,818	1,211,809
EssilorLuxottica SA (France)	4,428	1,400,124
ICU Medical, Inc.*(a)	8,009	1,142,644

		3,754,577

Health Care Providers & Services — 0.2%
Chemed Corp.	2,690	1,150,943
Concentra Group Holdings Parent, Inc.	45,703	899,435
Encompass Health Corp.	10,577	1,122,643
HealthEquity, Inc.*(a)	11,058	1,013,023
Molina Healthcare, Inc.*	3,092	536,586

		4,722,630

Health Care Technology — 0.0%
Doximity, Inc. (Class A Stock)*	15,140	670,399

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	13,054	1,235,170

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC (United Kingdom)	83,886	$2,657,932
Monarch Casino & Resort, Inc.	7,015	671,336
Planet Fitness, Inc. (Class A Stock)*	11,746	1,274,089
Shake Shack, Inc. (Class A Stock)*	7,767	630,447
Vail Resorts, Inc.(a)	2,998	398,134
Wyndham Hotels & Resorts, Inc.	15,174	1,146,548

		6,778,486

Household Durables — 0.2%
Sony Group Corp. (Japan)	180,100	4,619,743

Industrial Conglomerates — 0.2%
Siemens AG (Germany)	16,345	4,577,852

Industrial REITs — 0.0%
EastGroup Properties, Inc.	3,631	646,826

Insurance — 0.6%
Accelerant Holdings (Cayman Islands) (Class A Stock)*(a)	28,479	465,632
AIA Group Ltd. (Hong Kong)	215,400	2,217,132
Baldwin Insurance Group, Inc. (The)*(a)	25,757	618,941
Intact Financial Corp. (Canada)	8,766	1,824,858
Kinsale Capital Group, Inc.(a)	2,610	1,020,823
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,457	3,591,178
Neptune Insurance Holdings, Inc. (Class A Stock)*	16,645	485,368
RLI Corp.	13,366	855,157

		11,079,089

Interactive Media & Services — 0.3%
Tencent Holdings Ltd. (China)	79,100	6,070,413

Leisure Products — 0.0%
Acushnet Holdings Corp.	8,068	643,988

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	4,654	3,137,820
Medpace Holdings, Inc.*	779	437,525

		3,575,345

Machinery — 0.6%
Alliance Laundry Holdings, Inc.*(a)	26,412	537,484
Atlas Copco AB (Sweden) (Class A Stock)	180,281	3,209,467
Hillman Solutions Corp.*	94,231	816,040
IHI Corp. (Japan)	110,800	1,947,930
Lincoln Electric Holdings, Inc.	3,360	805,190
Middleby Corp. (The)*	3,037	451,511
RBC Bearings, Inc.*	2,997	1,343,945
Volvo AB (Sweden) (Class B Stock)	90,586	2,882,867

		11,994,434

Metals & Mining — 0.2%
GMK Norilskiy Nickel PAO (Russia)*^	143,900	—
GMK Norilskiy Nickel PAO (Russia), ADR*^	8	—

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Magnitogorsk Iron & Steel Works PJSC (Russia)*^	112,615	$—
Rio Tinto PLC (Australia)	39,788	3,204,965
Severstal PAO (Russia), GDR*^	11,949	2

		3,204,967

Multi-Utilities — 0.2%
Engie SA (France)	163,716	4,300,713

Oil, Gas & Consumable Fuels — 0.4%
DT Midstream, Inc.	7,788	932,068
Gazprom PJSC (Russia)*^	165,440	—
Novatek PJSC (Russia)*^	5,822	1
Rosneft Oil Co. PJSC (Russia)*^	30,688	—
Shell PLC.	167,659	6,178,611
SM Energy Co.	41,497	775,994

		7,886,674

Personal Care Products — 0.1%
Kao Corp. (Japan)	52,100	2,079,392

Pharmaceuticals — 0.2%
Novartis AG	27,277	3,758,661

Professional Services — 0.3%
Andersen Group, Inc. (Class A Stock)*	16,019	415,373
First Advantage Corp.*(a)	55,591	807,737
Paylocity Holding Corp.*	8,074	1,231,285
RELX PLC (United Kingdom)	44,347	1,806,278
Verra Mobility Corp.*	46,625	1,044,866

		5,305,539

Real Estate Management & Development — 0.2%
Colliers International Group, Inc. (Canada)	8,164	1,200,190
Cushman & Wakefield Ltd.*	72,891	1,180,105
Mitsui Fudosan Co. Ltd. (Japan)	169,800	1,929,654

		4,309,949

Semiconductors & Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc. (Japan)*	32,864	866,952
ASML Holding NV (Netherlands)	3,611	3,890,925
Infineon Technologies AG (Germany)	59,187	2,582,386
MACOM Technology Solutions
Holdings, Inc.*	9,799	1,678,373
Power Integrations, Inc.(a)	26,443	939,784
SK hynix, Inc. (South Korea)	9,187	4,160,592
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	94,000	4,620,785
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	17,877	5,432,642

		24,172,439

Software — 0.2%
CCC Intelligent Solutions Holdings, Inc.*(a)	83,240	661,758
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	37,006	892,585
nCino, Inc.*	20,646	529,363
Qualys, Inc.*(a)	5,435	722,311

		Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
SPS Commerce, Inc.*		6,151	$548,239

			3,354,256

Specialized REITs — 0.0%
CubeSmart		12,451	448,859

Specialty Retail — 0.1%
Five Below, Inc.*		2,995	564,138
Warby Parker, Inc. (Class A Stock)*(a)		25,572	557,214

			1,121,352

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.		4,096	1,051,730
Core & Main, Inc. (Class A Stock)*		25,529	1,326,742
ITOCHU Corp. (Japan)		175,000	2,211,442

			4,589,914

TOTAL COMMON STOCKS (cost $226,816,367)			254,160,285

UNAFFILIATED EXCHANGE-TRADED FUNDS — 44.0%
JPMorgan Active Growth ETF		1,707,300	158,437,440
JPMorgan Active Value ETF		2,240,303	160,674,531
JPMorgan Global Select Equity ETF(a)		5,968,572	403,893,268
JPMorgan Ultra-Short Income ETF(a)		2,997,129	151,624,756

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $821,032,227)			874,629,995

		Principal Amount (000)#

FLOATING RATE AND OTHER LOANS — 0.0%
Foods
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 11.352%
15.023%(c)	06/30/26^	215	53,460
First Lien A R 2023 FLSO PIK Term Loan, 3 Month SOFR + 11.352%
15.023%(c)	06/30/26^	146	—
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	6	6,041

TOTAL FLOATING RATE AND OTHER LOANS (cost $342,048)			59,501

U.S. TREASURY OBLIGATIONS(k) — 1.6%
U.S. Treasury Notes
4.125%	01/31/27	2,460	2,475,663
4.250%	01/31/26	29,496	29,499,457

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,969,365)			31,975,120

TOTAL LONG-TERM INVESTMENTS—94.7% (cost $1,740,124,629)			1,883,617,308

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

SHORT-TERM INVESTMENTS — 11.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa) .	105,239,630	$105,239,630
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $122,753,945; includes $122,672,705 of cash collateral for securities on loan)(b)(wa)	122,828,599	122,754,902

TOTAL SHORT-TERM INVESTMENTS (cost $227,993,575)		227,994,532

TOTAL INVESTMENTS—106.2% (cost $1,968,118,204)		2,111,611,840
Liabilities in excess of other assets(z) — (6.2)%		(122,667,124)

NET ASSETS — 100.0%		$1,988,944,716

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $59,587 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,432,657; cash collateral of $122,672,705 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
325	5 Year U.S. Treasury Notes	Mar. 2026	$35,524,024	$(107,117)
709	10 Year U.K. Gilt	Mar. 2026	87,321,994	463,015
589	10 Year U.S. Treasury Notes	Mar. 2026	66,225,688	(378,285)
108	Euro STOXX 50 Index	Mar. 2026	7,413,491	46,193
463	Euro-BTP Italian Government Bond	Mar. 2026	65,392,053	(124,301)
129	FTSE 100 Index	Mar. 2026	17,285,963	369,596
991	Mini MSCI EAFE Index	Mar. 2026	143,799,055	585,215
98	S&P 500 E-Mini Communication Services Sector Index	Mar. 2026	15,190,000	171,302
246	S&P 500 E-Mini Financials Sector Index	Mar. 2026	41,760,345	(122,882)
933	S&P 500 E-Mini Index	Mar. 2026	321,535,125	(3,486,016)
107	S&P 500 E-Mini Technology Sector Index	Mar. 2026	31,300,710	15,299
176	S&P 500 E-Mini Utilities Sector Index	Mar. 2026	15,262,720	(32,036)
68	TOPIX Index	Mar. 2026	14,818,565	160,735

				(2,439,282)

Short Positions:
452	10 Year Euro-Bund	Mar. 2026	67,763,959	(105,168)
116	10 Year Japanese Bonds	Mar. 2026	98,056,435	774,235
261	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	30,798,000	480,757
416	DJ US Real Estate Index	Mar. 2026	14,884,480	36,483
590	Mini MSCI Emerging Markets Index	Mar. 2026	41,636,300	(396,167)
753	Russell 2000 E-Mini Index	Mar. 2026	94,049,700	4,356,284
258	S&P 500 E-Mini Consumer Staples Sector Index	Mar. 2026	20,371,680	345,199
219	S&P 500 E-Mini Materials Sector Index	Mar. 2026	21,212,340	(148,267)

				5,343,356

				$2,904,074

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/26	ML	AUD	70,329	$46,933,062	$46,940,315	$7,253	$—
British Pound,
Expiring 01/22/26	CITI	GBP	11,321	15,139,379	15,259,258	119,879	—
Euro,
Expiring 01/22/26	CITI	EUR	40,017	47,035,949	47,077,225	41,276	—

				$109,108,390	$109,276,798	168,408	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Swedish Krona,
Expiring 01/22/26	BARC	SEK	145,510	$15,718,756	$15,823,548	$—	$(104,792)
Swiss Franc,
Expiring 01/22/26	BARC	CHF	48,941	61,836,101	61,933,428	—	(97,327)

				$77,554,857	$77,756,976	—	(202,119)

						$168,408	$(202,119)

Cross currency exchange contracts outstanding at December 31, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/26	Buy	SEK	120,759	EUR 11,046	$137,721	$—	ML
01/22/26	Buy	SEK	165,853	EUR 15,150	212,915	—	CITI

					$350,636	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$29,910,490

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$722,792,407	$—	$—
Common Stocks	111,638,733	142,521,466	86
Unaffiliated Exchange-Traded Funds	874,629,995	—	—
Floating Rate and Other Loans	—	—	59,501
U.S. Treasury Obligations	—	31,975,120	—
Short-Term Investments
Affiliated Mutual Funds	227,994,532	—	—

Total	$1,937,055,667	$174,496,586	$59,587

Other Financial Instruments*
Assets
Futures Contracts	$7,804,313	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	168,408	—
OTC Cross Currency Exchange Contracts	—	350,636	—

Total	$7,804,313	$519,044	$—

Liabilities
Futures Contracts	$(4,900,239)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(202,119)	—

Total	$(4,900,239)	$(202,119)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (6.2% represents investments purchased with collateral from securities on loan)	47.8%
Unaffiliated Exchange-Traded Funds	44.0
Banks	2.1
U.S. Treasury Obligations	1.6
Semiconductors & Semiconductor Equipment	1.2
Capital Markets	0.7
Machinery	0.6
Insurance	0.6
Chemicals	0.5
Aerospace & Defense	0.4
Oil, Gas & Consumable Fuels	0.4
Hotels, Restaurants & Leisure	0.3
Interactive Media & Services	0.3
Broadline Retail	0.3
Building Products	0.3
Construction & Engineering	0.3
Professional Services	0.3
Food Products	0.3
Diversified Telecommunication Services	0.3
Health Care Providers & Services	0.2
Household Durables	0.2
Trading Companies & Distributors	0.2
Industrial Conglomerates	0.2

Real Estate Management & Development	0.2%
Multi-Utilities	0.2
Electronic Equipment, Instruments & Components	0.2
Pharmaceuticals	0.2
Health Care Equipment & Supplies	0.2
Life Sciences Tools & Services	0.2
Software	0.2
Metals & Mining	0.2
Commercial Services & Supplies	0.2
Electrical Equipment	0.2
Automobile Components	0.1
Automobiles	0.1
Diversified Consumer Services	0.1
Personal Care Products	0.1
Ground Transportation	0.1
Consumer Staples Distribution & Retail	0.1
Energy Equipment & Services	0.1
Hotel & Resort REITs	0.1
Specialty Retail	0.1
Construction Materials	0.1
Distributors	0.1
Beverages	0.0	*
Electric Utilities	0.0	*
Containers & Packaging	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Health Care Technology	0.0	*%
Industrial REITs	0.0	*
Leisure Products	0.0	*
Specialized REITs	0.0	*
Communications Equipment	0.0	*
Foods	0.0	*

	106.2
Liabilities in excess of other assets	(6.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$6,086,306	*	Due from/to broker-variation margin futures	$4,185,368	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	350,636		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	168,408		Unrealized depreciation on OTC forward foreign currency exchange contracts	202,119
Interest rate contracts	Due from/to broker-variation margin futures	1,718,007	*	Due from/to broker-variation margin futures	714,871	*

		$8,323,357			$5,102,358

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
		Forward
		& Cross
		Currency
Derivatives not accounted for as hedging		Exchange
instruments, carried at fair value	Futures	Contracts
Equity contracts	$28,366,162	$—
Foreign exchange contracts.	—	(112,287)
Interest rate contracts	6,143,263	—

Total	$34,509,425	$(112,287)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
		Forward
		& Cross
Derivatives not accounted for		Currency
as hedging instruments,		Exchange
carried at fair value	Futures	Contracts
Equity contracts	$16,652,000	$—
Foreign exchange contracts	—	170,052
Interest rate contracts	2,952,930	—

Total	$19,604,930	$170,052

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$904,601,030
Futures Contracts - Short Positions (1)	351,230,096
Forward Foreign Currency Exchange Contracts - Purchased (2)	112,816,751
Forward Foreign Currency Exchange Contracts - Sold (2)	123,422,891
Cross Currency Exchange Contracts (3)	23,210,400
*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions–Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount
Securities on Loan	$119,432,657	$(119,432,657)	$—

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
BARC	$—	$(202,119)	$(202,119)	$—	$(202,119)
CITI	374,070	—	374,070	—	374,070
ML	144,974	—	144,974	—	144,974

	$519,044	$(202,119)	$316,925	$—	$316,925

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $119,432,657:
Unaffiliated investments (cost $1,080,160,007)	$1,160,824,901
Affiliated investments (cost $887,958,197)	950,786,939
Cash	1,742
Foreign currency, at value (cost $85,425)	85,777
Tax reclaim receivable	1,432,207
Dividends and interest receivable	1,267,766
Unrealized appreciation on OTC cross currency exchange contracts	350,636
Unrealized appreciation on OTC forward foreign currency exchange contracts	168,408
Receivable from affiliate	1,689
Prepaid expenses and other assets	21,286

Total Assets	2,114,941,351

LIABILITIES
Payable to broker for collateral for securities on loan	122,672,705
Management fee payable	879,934
Payable for Portfolio shares purchased	644,540
Payable to affiliate	638,137
Due to broker-variation margin futures	612,613
Accrued expenses and other liabilities	262,207
Unrealized depreciation on OTC forward foreign currency exchange contracts	202,119
Distribution fee payable	82,331
Trustees’ fees payable	1,570
Affiliated transfer agent fee payable	478
Foreign capital gains tax liability accrued	1

Total Liabilities	125,996,635

NET ASSETS	$1,988,944,716

Net assets were comprised of:
Partners’ Equity	$1,988,944,716

Net asset value and redemption price per share, $1,988,944,716 / 74,304,854 outstanding shares of beneficial interest	$26.77

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$18,379,468
Affiliated dividend income	9,949,019
Interest income	1,523,638
Income from securities lending, net (including affiliated income of $72,892)	224,257

Total income	30,076,382

EXPENSES
Management fee	14,013,324
Distribution fee	5,058,962
Custodian and accounting fees	203,172
Professional fees	99,985
Audit fee.	86,814
Trustees’ fees	42,680
Shareholders’ reports	10,715
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Miscellaneous	72,330

Total expenses	19,598,323
Less: Fee waiver and/or expense reimbursement	(3,720,660)

Net expenses	15,877,663

NET INVESTMENT INCOME (LOSS)	14,198,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,313,421) (net of foreign capital gains taxes $3,372)	21,791,880
Futures transactions	34,509,425
Forward and cross currency contract transactions	(112,287)
Foreign currency transactions	70,774

56,259,792

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $39,947,649) (net of change in foreign capital gains taxes $(4,159))	140,258,228
Futures	19,604,930
Forward and cross currency contracts	170,052
Foreign currencies	98,240

160,131,450

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	216,391,242

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,589,961

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$14,198,719	$22,212,188
Net realized gain (loss) on investment and foreign currency transactions	56,259,792	388,526,890
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	160,131,450	(198,837,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	230,589,961	211,901,118

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,915,838 and 2,748,546 shares, respectively]	69,590,615	63,797,728
Portfolio shares purchased [17,900,240 and 19,270,066 shares, respectively]	(435,097,380)	(444,396,969)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(365,506,765)	(380,599,241)

TOTAL INCREASE (DECREASE)	(134,916,804)	(168,698,123)
NET ASSETS:
Beginning of year	2,123,861,520	2,292,559,643

End of year	$1,988,944,716	$2,123,861,520

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$23.79	$21.67	$19.02	$22.91	$20.38

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18	0.23	0.26	0.20	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.80	1.89	2.39	(4.09)	2.41

Total from investment operations	2.98	2.12	2.65	(3.89)	2.53

Net Asset Value, end of year	$26.77	$23.79	$21.67	$19.02	$22.91

Total Return(b)	12.53%	9.83%	13.88%	(16.98)%	12.41%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,989	$2,124	$2,293	$2,163	$3,376
Average net assets (in millions)	$2,024	$2,272	$2,196	$2,612	$3,416
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.96%	0.99%	1.03%	1.04	%(d)
Expenses before waivers and/or expense reimbursement	0.96%	1.04%	1.04%	1.04%	1.04	%(d)
Net investment income (loss)	0.70%	0.98%	1.30%	1.00%	0.56%
Portfolio turnover rate(e)	35%	105%	76%	136%	113%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% for the year ended December 31, 2021.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 84.9%
AFFILIATED MUTUAL FUNDS — 9.9%
Domestic Equity — 2.8%
AST Small-Cap Equity Portfolio*	177,797	$15,308,364
PSF PGIM Jennison Blend Portfolio*	330,075	48,111,732

		63,420,096

Fixed Income — 7.1%
AST PGIM Fixed Income Central Portfolio*	13,377,016	159,855,347
PSF PGIM High Yield Bond Portfolio*	252,991	1,980,922

		161,836,269

TOTAL AFFILIATED MUTUAL FUNDS (cost $197,627,670)(wa).		225,256,365

COMMON STOCKS — 32.4%
Aerospace & Defense — 0.9%
Airbus SE (France)	13,462	3,126,199
ATI, Inc.*	6,100	700,036
BAE Systems PLC (United Kingdom)	28,261	650,429
Elbit Systems Ltd. (Israel)	438	251,467
Embraer SA (Brazil), ADR	15,764	1,014,729
General Dynamics Corp.	2,700	908,982
General Electric Co.	5,900	1,817,377
Hanwha Aerospace Co. Ltd. (South Korea)	179	116,896
Howmet Aerospace, Inc.	5,522	1,132,120
Leonardo SpA (Italy)	7,854	449,253
Lockheed Martin Corp.	700	338,569
MTU Aero Engines AG (Germany)	364	150,888
Northrop Grumman Corp.	2,225	1,268,717
Rheinmetall AG (Germany)	920	1,678,443
Rolls-Royce Holdings PLC (United Kingdom)	105,595	1,633,102
RTX Corp.	3,900	715,260
Saab AB (Sweden) (Class B Stock)	3,840	222,798
Safran SA (France)	8,342	2,905,661
Singapore Technologies Engineering Ltd. (Singapore)	128,600	840,285
Thales SA (France)	1,974	532,518
Woodward, Inc.	300	90,696

		20,544,425

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	400	64,304
Deutsche Post AG (Germany)	19,650	1,071,430
DSV A/S (Denmark)	266	66,994
FedEx Corp.	800	231,088
United Parcel Service, Inc. (Class B Stock)	2,900	287,651

		1,721,467

Automobile Components — 0.1%
Aisin Corp. (Japan)	8,800	164,879
Aptiv PLC*	7,800	593,502
Aumovio SE (Germany)*	3,717	186,639
Bridgestone Corp. (Japan)	8,000	179,994
Cie Generale des Etablissements Michelin SCA (France)	1,822	60,392

	Shares	Value
COMMON STOCKS (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	15,200	$612,215

		1,797,621

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	4,863	527,321
BYD Co. Ltd. (China) (Class H Stock)	20,734	253,385
Ferrari NV (Italy)	375	139,355
Ford Motor Co.	34,700	455,264
General Motors Co.	9,900	805,068
Honda Motor Co. Ltd. (Japan)	100,000	981,467
Isuzu Motors Ltd. (Japan)	51,600	805,328
Mahindra & Mahindra Ltd. (India)	6,278	259,276
Mercedes-Benz Group AG (Germany)	12,901	894,324
Stellantis NV	22,937	251,176
Subaru Corp. (Japan)	14,200	305,744
Tesla, Inc.*(a)	10,390	4,672,591
Toyota Motor Corp. (Japan)	118,500	2,545,036

		12,895,335

Banks — 2.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	10,241	357,809
AIB Group PLC (Ireland)	160,533	1,716,154
ANZ Group Holdings Ltd. (Australia)	47,672	1,152,595
Banco Bilbao Vizcaya Argentaria SA (Spain)	75,545	1,772,076
Banco Santander SA (Spain)	165,537	1,948,452
Bank Hapoalim BM (Israel)	27,514	622,286
Bank Leumi Le-Israel BM (Israel)	25,198	555,306
Bank of America Corp.	20,400	1,122,000
Bank of Ireland Group PLC (Ireland)	12,424	237,613
Barclays PLC (United Kingdom)	515,560	3,300,166
BNP Paribas SA (France)	31,841	3,012,383
BOC Hong Kong Holdings Ltd. (China)	116,000	588,699
BPER Banca SpA (Italy)	7,644	103,289
CaixaBank SA (Spain)	166,963	2,041,310
Citigroup, Inc.	11,100	1,295,259
Commerzbank AG (Germany)	1,710	72,170
Commonwealth Bank of Australia (Australia)	12,448	1,328,688
Credit Agricole SA (France)	25,122	517,209
Danske Bank A/S (Denmark)	11,888	593,643
DBS Group Holdings Ltd. (Singapore)	29,440	1,289,609
Erste Group Bank AG (Austria)	1,828	219,194
FinecoBank Banca Fineco SpA (Italy)	10,768	278,994
HSBC Holdings PLC (United Kingdom)	312,566	4,918,520
Huntington Bancshares, Inc.	5,000	86,750
ING Groep NV (Netherlands)	110,350	3,101,744
Intesa Sanpaolo SpA (Italy)	117,499	811,930
JPMorgan Chase & Co.	8,200	2,642,204
KBC Group NV (Belgium)	3,652	475,622
Lloyds Banking Group PLC (United Kingdom)	696,625	921,435
Mitsubishi UFJ Financial Group, Inc. (Japan)	206,300	3,274,203
Mizuho Financial Group, Inc. (Japan)	9,500	346,698

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia)	20,578	$578,587
NatWest Group PLC (United Kingdom)	163,375	1,433,172
Nordea Bank Abp (Finland)	61,069	1,148,968
NU Holdings Ltd. (Brazil) (Class A Stock)*	47,734	799,067
Oversea-Chinese Banking Corp. Ltd. (Singapore)	35,300	542,322
PNC Financial Services Group, Inc. (The)	4,300	897,539
Regions Financial Corp.(a)	22,200	601,620
Resona Holdings, Inc. (Japan)	51,500	490,163
Sberbank of Russia PJSC (Russia)*^	151,076	—
Societe Generale SA (France)	12,524	1,008,232
Standard Chartered PLC (United Kingdom)	38,490	939,173
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,500	2,460,348
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,885	85,259
Swedbank AB (Sweden) (Class A Stock)	23,311	808,776
U.S. Bancorp	17,641	941,324
UniCredit SpA (Italy)	20,233	1,675,833
Wells Fargo & Co.	30,808	2,871,306
Westpac Banking Corp. (Australia)	24,267	622,728

		58,608,427

Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	12,806	821,903
Asahi Group Holdings Ltd. (Japan)	36,600	383,634
Coca-Cola Co. (The)	7,600	531,316
Coca-Cola Consolidated, Inc.	900	137,970
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	7,962	722,153
Coca-Cola HBC AG (Italy)*	3,445	178,222
Diageo PLC (United Kingdom)	12,755	274,844
Kirin Holdings Co. Ltd. (Japan)	17,100	255,970
Monster Beverage Corp.*(a)	10,400	797,368
PepsiCo, Inc.	2,200	315,744

		4,419,124

Biotechnology — 0.4%
AbbVie, Inc.(a)	9,884	2,258,395
Alnylam Pharmaceuticals, Inc.*	200	79,530
Amgen, Inc.	2,700	883,737
Argenx SE (Netherlands)*	1,384	1,167,465
Argenx SE (Netherlands), ADR*	1,018	856,087
Biogen, Inc.*	1,600	281,584
CSL Ltd. (Australia)	6,220	715,807
Exelixis, Inc.*	2,700	118,341
Gilead Sciences, Inc.(a)	9,300	1,141,482
Grifols SA (Spain)	4,548	56,848
Incyte Corp.*	3,200	316,064
Neurocrine Biosciences, Inc.*	1,100	156,013
Regeneron Pharmaceuticals, Inc.	882	680,789
Swedish Orphan Biovitrum AB (Sweden)*	3,144	112,829

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	200	$97,450
Vertex Pharmaceuticals, Inc.*	771	349,541

		9,271,962

Broadline Retail — 0.6%
Alibaba Group Holding Ltd. (China), ADR	2,975	436,076
Amazon.com, Inc.*	41,912	9,674,128
eBay, Inc.	4,800	418,080
Macy’s, Inc.	20,600	454,230
MercadoLibre, Inc. (Brazil)*	109	219,554
Next PLC (United Kingdom)	4,893	900,802
Pan Pacific International Holdings Corp. (Japan)	31,300	186,451
PDD Holdings, Inc. (China), ADR*	2,315	262,498
Prosus NV (China)*	16,163	1,000,796
Sea Ltd. (Singapore), ADR*	5,393	687,985

		14,240,600

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	6,403	247,353
Carrier Global Corp.	14,347	758,095
Cie de Saint-Gobain SA (France)	9,482	964,243
Johnson Controls International PLC	1,600	191,600
Owens Corning	4,900	548,359
ROCKWOOL A/S (Denmark) (Class B Stock)	8,050	282,828
Trane Technologies PLC	1,505	585,746

		3,578,224

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	12,906	565,913
Ameriprise Financial, Inc.	620	304,011
Amundi SA (France), 144A	7,355	607,889
Bank of New York Mellon Corp. (The)	9,300	1,079,637
Blackstone, Inc.	5,625	867,038
Charles Schwab Corp. (The)	10,800	1,079,028
Daiwa Securities Group, Inc. (Japan)	12,700	111,300
Deutsche Bank AG (Germany)	27,709	1,067,881
Franklin Resources, Inc.	10,800	258,012
Futu Holdings Ltd. (Hong Kong), ADR*	2,268	372,428
Goldman Sachs Group, Inc. (The)	400	351,600
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	13,582	710,629
Huatai Securities Co. Ltd. (China) (Class A Stock)	102,400	346,431
Intercontinental Exchange, Inc.	600	97,176
Invesco Ltd.	16,400	430,828
Janus Henderson Group PLC	12,000	570,840
Japan Exchange Group, Inc. (Japan)	11,100	118,477
Julius Baer Group Ltd. (Switzerland)	1,170	91,413
London Stock Exchange Group PLC (United Kingdom)	5,267	633,560
LPL Financial Holdings, Inc.	200	71,434
Macquarie Group Ltd. (Australia)	1,015	137,157
Morgan Stanley	11,486	2,039,110
Nasdaq, Inc.	7,700	747,901

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Nomura Holdings, Inc. (Japan)	68,900	$573,969
Northern Trust Corp.	3,500	478,065
Partners Group Holding AG (Switzerland)	477	585,270
Raymond James Financial, Inc.	4,200	674,478
S&P Global, Inc.	2,000	1,045,180
SBI Holdings, Inc. (Japan)	17,800	383,590
Schroders PLC (United Kingdom)	62,418	341,206
Singapore Exchange Ltd. (Singapore)	38,800	510,761
State Street Corp.	500	64,505
Stifel Financial Corp.	500	62,610
T. Rowe Price Group, Inc.	800	81,904
UBS Group AG (Switzerland)	50,573	2,335,188
XP, Inc. (Brazil) (Class A Stock)	21,131	345,914

		20,142,333

Chemicals — 0.3%
Air Liquide SA (France)	2,936	551,833
Arkema SA (France)	638	38,882
Asahi Kasei Corp. (Japan)	98,500	875,542
Celanese Corp.	2,000	84,560
Corteva, Inc.(a)	9,900	663,597
Eastman Chemical Co.	1,800	114,894
Ecolab, Inc.	1,000	262,520
Evonik Industries AG (Germany)	7,584	118,357
Givaudan SA (Switzerland)	24	94,950
ICL Group Ltd. (Israel)	12,512	71,948
International Flavors & Fragrances, Inc.	3,800	256,082
LANXESS AG (Germany)	11,489	235,426
Linde PLC	1,100	469,029
LyondellBasell Industries NV (Class A Stock)	3,400	147,220
Mitsubishi Chemical Group Corp. (Japan)	20,800	121,755
Orica Ltd. (Australia)	40,763	658,365
Sherwin-Williams Co. (The)	1,300	421,239
Shin-Etsu Chemical Co. Ltd. (Japan)	16,100	500,084
Yara International ASA (Brazil)	16,300	667,029

		6,353,312

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	41,148	628,343
Dai Nippon Printing Co. Ltd. (Japan)	19,600	337,394
RB Global, Inc. (Canada)	3,000	308,610
Rollins, Inc.	1,100	66,022
Securitas AB (Sweden) (Class B Stock)	18,536	294,780
TOPPAN Holdings, Inc. (Japan)	11,900	353,748
Veralto Corp.	2,900	289,362

		2,278,259

Communications Equipment — 0.1%
Arista Networks, Inc.*	4,000	524,120
Ciena Corp.*	3,200	748,384
Cisco Systems, Inc.	9,900	762,597
Nokia OYJ (Finland)	75,080	484,046
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	75,876	738,429

		3,257,576

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	5,643	$560,154
Bouygues SA (France)	9,985	519,074
Eiffage SA (France)	4,189	600,198
Ferrovial SE(a)	1,725	111,764
HOCHTIEF AG (Germany)	1,403	549,249
Kajima Corp. (Japan)	13,300	495,924
Quanta Services, Inc.	500	211,030
Skanska AB (Sweden) (Class B Stock)	8,997	245,153
Taisei Corp. (Japan)	6,300	597,057
Vinci SA (France)	11,552	1,625,171

		5,514,774

Construction Materials — 0.1%
CRH PLC	8,821	1,096,111
Heidelberg Materials AG (Germany)	470	121,851
Holcim AG*	5,683	553,242
Martin Marietta Materials, Inc.	300	186,798
Vulcan Materials Co.(a)	2,560	730,163

		2,688,165

Consumer Finance — 0.1%
Ally Financial, Inc.	7,300	330,617
American Express Co.	5,114	1,891,924
Capital One Financial Corp.	4,300	1,042,148

		3,264,689

Consumer Staples Distribution & Retail — 0.4%
Coles Group Ltd. (Australia)	23,810	340,323
Costco Wholesale Corp.	1,870	1,612,576
Dollar General Corp.	2,000	265,540
Dollar Tree, Inc.*	700	86,107
Endeavour Group Ltd. (Australia)	45,830	111,740
J Sainsbury PLC (United Kingdom)	10,989	48,145
JD Health International, Inc. (China), 144A*	17,684	126,649
Koninklijke Ahold Delhaize NV (Netherlands)	26,128	1,071,428
Kroger Co. (The)	8,600	537,328
Marks & Spencer Group PLC (United Kingdom)	23,355	103,930
MatsukiyoCocokara & Co. (Japan)	24,900	431,108
Sysco Corp.	4,800	353,712
Target Corp.	700	68,425
Tesco PLC (United Kingdom)	306,425	1,822,257
Tsuruha Holdings, Inc. (Japan)	8,400	154,336
US Foods Holding Corp.*	4,300	323,876
Walmart, Inc.	19,312	2,151,550

		9,609,030

Containers & Packaging — 0.0%
Ball Corp.	2,600	137,722

Distributors — 0.0%
D’ieteren Group (Belgium)	930	167,513
LKQ Corp.	2,300	69,460

		236,973

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services — 0.0%
ADT, Inc	53,700	$433,359
Pearson PLC (United Kingdom)	17,475	247,080

		680,439

Diversified REITs — 0.3%
Covivio SA (France)	4,619	306,612
Essential Properties Realty Trust, Inc.	167,806	4,977,126
GPT Group (The) (Australia)	47,995	173,194
Mirvac Group (Australia)	224,491	305,999
Stockland (Australia)	163,002	621,480

		6,384,411

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	29,200	725,328
Deutsche Telekom AG (Germany)	80,066	2,606,233
Elisa OYJ (Finland)	3,223	142,830
HKT Trust & HKT Ltd. (Hong Kong), UTS	58,000	85,884
Koninklijke KPN NV (Netherlands)	108,235	505,751
Proximus SADP (Belgium)	36,774	305,398
Singapore Telecommunications Ltd. (Singapore)	30,000	106,140
Telia Co. AB (Sweden)	82,331	351,880
Telstra Group Ltd. (Australia)	325,344	1,055,599
Verizon Communications, Inc.	24,600	1,001,958

		6,887,001

Electric Utilities — 0.5%
Acciona SA (Spain)	620	134,936
American Electric Power Co., Inc.(a)	7,000	807,170
Chubu Electric Power Co., Inc. (Japan)	5,300	81,655
Constellation Energy Corp.	1,200	423,924
Duke Energy Corp.	700	82,047
Edison International	1,200	72,024
Elia Group SA/NV (Belgium)	1,236	159,052
Endesa SA (Spain)	8,689	312,636
Enel SpA (Italy)	290,773	3,023,264
Entergy Corp.	3,517	325,076
FirstEnergy Corp.	11,500	514,855
Iberdrola SA (Spain)	47,884	1,036,851
Kansai Electric Power Co., Inc. (The) (Japan)	16,300	255,987
NextEra Energy, Inc.(a)	14,815	1,189,348
NRG Energy, Inc.	2,600	414,024
Origin Energy Ltd. (Australia)	19,096	145,827
Southern Co. (The)	12,711	1,108,399
Terna - Rete Elettrica Nazionale (Italy)	34,720	369,376

		10,456,451

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	35,247	2,598,322
Eaton Corp. PLC	2,816	896,924
Fuji Electric Co. Ltd. (Japan)	4,633	351,344
Fujikura Ltd. (Japan)	5,100	565,567
GE Vernova, Inc.	1,700	1,111,069
Legrand SA (France)	3,817	567,446
Mitsubishi Electric Corp. (Japan)	29,400	857,211
NIDEC Corp. (Japan)	4,000	54,312

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	3,900	$397,683
Prysmian SpA (Italy)	3,878	386,859
Rockwell Automation, Inc.	1,400	544,698
Schneider Electric SE	6,049	1,654,857
Siemens Energy AG (Germany)*	15,729	2,206,599
Vertiv Holdings Co. (Class A Stock)	2,000	324,020
Vestas Wind Systems A/S (Denmark)	15,540	420,314

		12,937,225

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	5,304	716,783
CDW Corp.	500	68,100
Coherent Corp.*	700	129,199
Corning, Inc.	6,700	586,652
Delta Electronics, Inc. (Taiwan)	11,301	344,725
Halma PLC (United Kingdom)	21,015	997,474
Keyence Corp. (Japan)	300	108,517
Keysight Technologies, Inc.*	1,100	223,509
Kyocera Corp. (Japan)	37,200	521,496
Murata Manufacturing Co. Ltd. (Japan)	32,400	669,642
TDK Corp. (Japan)	12,900	182,506
Vontier Corp.	6,500	241,670
Zebra Technologies Corp. (Class A Stock)*	1,100	267,102

		5,057,375

Energy Equipment & Services — 0.1%
Baker Hughes Co.	21,875	996,187
TechnipFMC PLC (United Kingdom)	7,900	352,024
Tenaris SA	6,100	117,705

		1,465,916

Entertainment — 0.3%
Netflix, Inc.*	14,500	1,359,520
Nexon Co. Ltd. (Japan)	19,500	476,317
Nintendo Co. Ltd. (Japan)	21,502	1,451,698
Roku, Inc.*	1,600	173,584
Spotify Technology SA*	2,357	1,368,733
Take-Two Interactive Software, Inc.*	400	102,412
Tencent Music Entertainment Group (China), ADR	18,396	322,482
Walt Disney Co. (The)	20,419	2,323,070
Warner Bros Discovery, Inc.*	9,600	276,672

		7,854,488

Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	282	454,746
Banca Mediolanum SpA (Italy)	26,313	597,477
Berkshire Hathaway, Inc. (Class B Stock)*	5,700	2,865,105
Edenred SE (France)	5,291	116,963
Fidelity National Information Services, Inc.	9,000	598,140
Fiserv, Inc.*	4,200	282,114
Global Payments, Inc.	3,900	301,860
Industrivarden AB (Sweden) (Class A Stock)	2,167	97,078
Investor AB (Sweden) (Class B Stock)	40,329	1,437,148

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
M&G PLC (United Kingdom)	35,984	$138,531
Mastercard, Inc. (Class A Stock)	6,195	3,536,602
ORIX Corp. (Japan)	30,000	877,418
PayPal Holdings, Inc.	3,900	227,682
Poste Italiane SpA (Italy), 144A	12,674	318,167
Visa, Inc. (Class A Stock)	4,400	1,543,124

		13,392,155

Food Products — 0.3%
Bunge Global SA	700	62,356
Conagra Brands, Inc.	34,600	598,926
Danone SA (France)	9,114	822,074
General Mills, Inc.	10,700	497,550
Ingredion, Inc.	1,400	154,364
J.M. Smucker Co. (The)	1,100	107,591
Magnum Ice Cream Co. NV (The) (Netherlands) (XAMS)*	2,706	43,300
Magnum Ice Cream Co. NV (The) (Netherlands) (BATE)*	4,018	63,774
Mondelez International, Inc. (Class A Stock)	7,370	396,727
Mowi ASA (Norway)	6,862	165,065
Nestle SA.	31,235	3,100,359
WH Group Ltd. (Hong Kong), 144A	612,500	682,334
Yamazaki Baking Co. Ltd. (Japan)(a)	21,200	444,818

		7,139,238

Gas Utilities — 0.1%
National Fuel Gas Co.	4,800	384,288
Naturgy Energy Group SA (Spain)	26,850	817,538
Osaka Gas Co. Ltd. (Japan)	20,600	715,786
Snam SpA (Italy)	74,642	495,987
Tokyo Gas Co. Ltd. (Japan)	5,500	218,044

		2,631,643

Ground Transportation — 0.1%
Canadian National Railway Co. (Canada)	4,060	401,548
Canadian Pacific Kansas City Ltd. (Canada)	1,482	109,120
Central Japan Railway Co. (Japan)	1,600	44,320
CSX Corp.	22,900	830,125
Uber Technologies, Inc.*	11,500	939,665
Union Pacific Corp.	900	208,188
West Japan Railway Co. (Japan)	17,605	350,782

		2,883,748

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	1,600	200,464
Becton, Dickinson & Co.	800	155,256
Boston Scientific Corp.*	6,400	610,240
Coloplast A/S (Denmark) (Class B Stock)	1,000	85,735
Edwards Lifesciences Corp.*	9,927	846,277
EssilorLuxottica SA (France)	6,385	2,018,924
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25,867	562,011
Hoya Corp. (Japan)	9,700	1,471,195

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	900	$608,877
Insulet Corp.*	400	113,696
Intuitive Surgical, Inc.*	2,300	1,302,628
Medtronic PLC	12,108	1,163,094
Siemens Healthineers AG (Germany), 144A	1,283	67,252
Smith & Nephew PLC (United Kingdom)	16,150	268,590
STERIS PLC	2,200	557,744
Stryker Corp.	1,952	686,069
Terumo Corp. (Japan)	8,700	126,456

		10,844,508

Health Care Providers & Services — 0.3%
Cardinal Health, Inc.	3,800	780,900
Centene Corp.*	13,200	543,180
Cigna Group (The)	1,200	330,276
CVS Health Corp.	11,600	920,576
Fresenius Medical Care AG (Germany)	12,926	617,418
Fresenius SE & Co. KGaA (Germany)	10,766	616,804
HCA Healthcare, Inc.	100	46,686
McKesson Corp.	500	410,145
Sonic Healthcare Ltd. (Australia)	42,578	641,096
UnitedHealth Group, Inc.	3,200	1,056,352

		5,963,433

Health Care REITs — 1.3%
American Healthcare REIT, Inc.	137,911	6,490,092
Healthpeak Properties, Inc.(a)	35,700	574,056
National Health Investors, Inc.	39,812	3,040,442
Ventas, Inc.	2,000	154,760
Welltower, Inc.	98,819	18,341,795

		28,601,145

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	26,800	475,164
Ryman Hospitality Properties, Inc.	15,007	1,419,962
Sunstone Hotel Investors, Inc.	208,977	1,868,255

		3,763,381

Hotels, Restaurants & Leisure — 0.4%
Amadeus IT Group SA (Spain)	2,827	209,229
Aramark	15,600	575,016
Aristocrat Leisure Ltd. (Australia)	7,156	277,040
Booking Holdings, Inc.	250	1,338,833
Chipotle Mexican Grill, Inc.*	11,324	418,988
Compass Group PLC (United Kingdom)	40,127	1,271,426
DoorDash, Inc. (Class A Stock)*	1,126	255,016
Eternal Ltd. (India)*	165,754	513,669
Expedia Group, Inc.	1,600	453,296
FDJ UNITED (France)	3,078	85,201
Galaxy Entertainment Group Ltd. (Macau)	78,000	384,604
Lottery Corp. Ltd. (The) (Australia)	46,860	161,009
MakeMyTrip Ltd. (India)*(a)	1,571	129,011
Marriott International, Inc. (Class A Stock)	870	269,909

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	4,389	$1,341,410
Sodexo SA (France)	3,152	161,496
Trip.com Group Ltd. (China), ADR	5,343	384,215
Viking Holdings Ltd.*	8,700	621,267
Yum! Brands, Inc.	3,000	453,840

		9,304,475

Household Durables — 0.2%
Cairn Homes PLC (Ireland)	173,166	421,278
Panasonic Holdings Corp. (Japan)	34,300	444,667
PulteGroup, Inc.	3,200	375,232
Sekisui House Ltd. (Japan)	3,700	82,559
Sony Group Corp. (Japan)	89,500	2,295,763

		3,619,499

Household Products — 0.1%
Colgate-Palmolive Co.	8,100	640,062
Essity AB (Sweden) (Class B Stock)	9,938	285,731
Henkel AG & Co. KGaA (Germany)	1,351	102,820
Procter & Gamble Co. (The)	4,800	687,888
Reckitt Benckiser Group PLC (United Kingdom)	13,100	1,060,043

		2,776,544

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,700	81,738
RWE AG (Germany)	11,450	606,699

		688,437

Industrial Conglomerates — 0.3%
3M Co.	1,500	240,150
CK Hutchison Holdings Ltd. (United Kingdom)	80,500	547,276
Hikari Tsushin, Inc. (Japan)	100	28,020
Hitachi Ltd. (Japan)	64,900	2,035,366
Honeywell International, Inc.	3,200	624,288
Sekisui Chemical Co. Ltd. (Japan)	14,200	238,805
Siemens AG (Germany)	10,874	3,045,553
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,000	40,307

		6,799,765

Industrial REITs — 1.1%
First Industrial Realty Trust, Inc.	63,420	3,632,063
LXP Industrial Trust	74,678	3,702,535
Prologis, Inc.	126,115	16,099,841
Segro PLC (United Kingdom)	47,057	455,895

		23,890,334

Insurance — 1.1%
Admiral Group PLC (United Kingdom)	4,228	180,865
Aegon Ltd.	65,080	506,082
AIA Group Ltd. (Hong Kong)	122,600	1,261,933
Allianz SE (Germany)	3,268	1,511,049
Allstate Corp. (The)	3,900	811,785
American International Group, Inc.	9,400	804,170
Aon PLC (Class A Stock)	200	70,576
Arthur J. Gallagher & Co.(a)	3,259	843,397

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
ASR Nederland NV (Netherlands)	14,940	$1,062,993
Assurant, Inc.	1,300	313,105
AXA SA (France)	69,550	3,337,082
Axis Capital Holdings Ltd.	800	85,672
Chubb Ltd.	2,800	873,936
Dai-ichi Life Holdings, Inc. (Japan)	55,100	457,912
Marsh & McLennan Cos., Inc.	3,000	556,560
MetLife, Inc.	9,300	734,142
MS&AD Insurance Group Holdings, Inc. (Japan)	36,000	845,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,409	1,585,330
NN Group NV (Netherlands)	12,272	946,719
Phoenix Financial Ltd. (Israel)	5,750	237,815
Phoenix Group Holdings PLC (United Kingdom)	34,054	337,129
Progressive Corp. (The)	1,985	452,024
Prudential PLC (Hong Kong)	75,694	1,164,407
QBE Insurance Group Ltd. (Australia)	103,574	1,371,262
Sompo Holdings, Inc. (Japan)	19,900	675,450
Suncorp Group Ltd. (Australia)	3,301	38,751
Swiss Re AG	2,012	335,178
Talanx AG (Germany)	5,958	791,455
Tokio Marine Holdings, Inc. (Japan)	11,400	421,414
Travelers Cos., Inc. (The)	1,229	356,484
Unipol Assicurazioni SpA (Italy)	29,902	717,398
Zurich Insurance Group AG (Switzerland)	1,354	1,024,575

		24,711,823

Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)	27,645	8,652,885
Alphabet, Inc. (Class C Stock)	16,800	5,271,840
Auto Trader Group PLC (United Kingdom), 144A	14,112	111,335
CAR Group Ltd. (Australia)	2,508	51,367
Diamond Sports Group LLC*(x)	3,228	5,381
LY Corp. (Japan)	129,200	343,794
Meta Platforms, Inc. (Class A Stock)	10,856	7,165,937
Scout24 SE (Germany), 144A	2,458	246,881
Tencent Holdings Ltd. (China)	10,787	827,833

		22,677,253

IT Services — 0.4%
Accenture PLC (Class A Stock)	3,900	1,046,370
Capgemini SE (France)	4,749	788,563
Cognizant Technology Solutions Corp. (Class A Stock)	10,000	830,000
Fujitsu Ltd. (Japan)	18,500	508,434
International Business Machines Corp.	1,300	385,073
MongoDB, Inc.*	1,600	671,504
NEC Corp. (Japan)	34,100	1,153,791
Nomura Research Institute Ltd. (Japan)	5,500	209,300
Obic Co. Ltd. (Japan)	11,600	364,109
Otsuka Corp. (Japan)	28,000	576,957
Shopify, Inc. (Canada) (Class A Stock)*	9,147	1,472,392

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
TIS, Inc. (Japan)	7,800	$262,046

		8,268,539

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	8,700	231,560
Brunswick Corp.	2,400	178,176
Hasbro, Inc.	800	65,600
Shimano, Inc. (Japan)	1,400	146,399

		621,735

Life Sciences Tools & Services — 0.2%
Danaher Corp.	2,900	663,868
Eurofins Scientific SE (Luxembourg)	871	63,695
Lonza Group AG (Switzerland)	1,242	837,381
Medpace Holdings, Inc.*	200	112,330
QIAGEN NV	7,545	343,124
Thermo Fisher Scientific, Inc.	1,700	985,065
West Pharmaceutical Services, Inc.	1,300	357,682

		3,363,145

Machinery — 0.6%
Alstom SA (France)*	33,416	985,836
Atlas Copco AB (Sweden) (Class A Stock)	6,072	108,097
Atlas Copco AB (Sweden) (Class B Stock)	20,582	329,039
Caterpillar, Inc.	2,600	1,489,462
Crane Co.	3,200	590,176
Cummins, Inc.	900	459,405
Daifuku Co. Ltd. (Japan)	7,500	236,068
Daimler Truck Holding AG (Germany)	4,322	187,197
Deere & Co.	1,362	634,106
Dover Corp.	300	58,572
Epiroc AB (Sweden) (Class B Stock)	4,994	100,472
FANUC Corp. (Japan)	15,200	591,520
GEA Group AG (Germany)	784	52,984
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	314	110,669
IHI Corp. (Japan)	3,400	59,774
Komatsu Ltd. (Japan)	6,800	215,781
Kone OYJ (Finland) (Class B Stock)	4,087	289,535
Lincoln Electric Holdings, Inc.	1,000	239,640
Makita Corp. (Japan)	4,600	139,421
Metso OYJ (Finland)	6,394	111,250
MINEBEA MITSUMI, Inc. (Japan)	31,600	635,842
Mitsubishi Heavy Industries Ltd. (Japan)	42,800	1,044,852
Parker-Hannifin Corp.	1,200	1,054,752
Sandvik AB (Sweden)	34,048	1,099,788
Schindler Holding AG (Switzerland)	268	94,830
SMC Corp. (Japan)	1,100	380,601
Wartsila OYJ Abp (Finland)	23,676	838,240
Xylem, Inc.	1,500	204,270
Yangzijiang Shipbuilding Holdings Ltd. (China)	149,400	403,603

		12,745,782

	Shares	Value
COMMON STOCKS (continued)
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	50	$114,688
AP Moller - Maersk A/S (Class B Stock)	76	174,386
Kawasaki Kisen Kaisha Ltd. (Japan)	19,600	272,836
Kirby Corp.*	4,300	473,774
Mitsui OSK Lines Ltd. (Japan)	9,000	270,579
Nippon Yusen KK (Japan)	15,200	492,352
SITC International Holdings Co. Ltd. (China)	113,000	404,359

		2,202,974

Media — 0.1%
Comcast Corp. (Class A Stock)	31,700	947,513
Fox Corp. (Class B Stock)	1,100	71,423
Publicis Groupe SA (France)	4,226	438,860
WPP PLC (United Kingdom)	86,741	389,661

		1,847,457

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	2,375	402,634
Anglo American PLC (South Africa)	5,886	243,460
Antofagasta PLC (Chile)	14,162	622,073
ArcelorMittal SA (Luxembourg)	5,274	242,179
BHP Group Ltd. (Australia)	63,835	1,926,485
Boliden AB (Sweden)*	11,459	634,786
Endeavour Mining PLC (Ivory Coast) (XTSE)	2,833	145,886
Endeavour Mining PLC (Ivory Coast) (XLON)	2,121	110,817
Evolution Mining Ltd. (Australia)	62,447	522,603
First Quantum Minerals Ltd. (Zambia)*	14,356	384,905
Fortescue Ltd. (Australia)	45,836	670,237
Freeport-McMoRan, Inc.	8,900	452,031
Fresnillo PLC (Mexico)	21,535	960,256
Glencore PLC (Australia)*	159,963	874,463
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	20,110	228,711
JFE Holdings, Inc. (Japan)	15,300	195,058
JX Advanced Metals Corp. (Japan)	18,400	230,020
Newmont Corp.	4,900	489,265
Nippon Steel Corp. (Japan)	54,000	220,971
Norsk Hydro ASA (Norway)	10,127	78,172
Northern Star Resources Ltd. (Australia)	20,111	353,906
Nucor Corp.	4,000	652,440
Rio Tinto Ltd. (Australia)	4,272	416,758
Rio Tinto PLC (Australia)	16,315	1,314,190
South32 Ltd. (Australia)	39,984	94,646
Vale SA (Brazil), ADR	31,799	414,341
Valterra Platinum Ltd. (South Africa)	564	47,070

		12,928,363

Multi-Utilities — 0.2%
Ameren Corp.	1,100	109,846
Centrica PLC (United Kingdom)	153,145	349,180
CMS Energy Corp.	6,700	468,531
E.ON SE (Germany)	89,030	1,685,776
Engie SA (France)	40,944	1,075,572

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
National Grid PLC (United Kingdom)	62,928	$965,220
Sempra	3,300	291,357
Veolia Environnement SA (France)	1,278	44,471

		4,989,953

Office REITs — 0.2%
Gecina SA (France)	2,745	260,700
Hudson Pacific Properties, Inc.*	57,092	618,306
Piedmont Realty Trust, Inc.	231,125	1,927,583
SL Green Realty Corp.(a)	60,197	2,761,236

		5,567,825

Oil, Gas & Consumable Fuels — 0.8%
ARC Resources Ltd. (Canada)	10,091	189,314
BP PLC	163,634	954,308
Cenovus Energy, Inc. (Canada)	47,419	802,207
Cheniere Energy, Inc.	1,600	311,024
Chevron Corp.	6,100	929,701
ConocoPhillips	9,900	926,739
Devon Energy Corp.	6,200	227,106
Enbridge, Inc. (Canada)	5,662	270,941
ENEOS Holdings, Inc. (Japan)	82,200	581,574
Eni SpA (Italy)	6,200	117,528
EOG Resources, Inc.	6,600	693,066
Equinor ASA (Norway)	8,041	189,621
Exxon Mobil Corp.(a)	20,700	2,491,038
Galp Energia SGPS SA (Portugal)	21,492	370,100
HF Sinclair Corp.	7,800	359,424
Idemitsu Kosan Co. Ltd. (Japan)	21,600	163,540
Inpex Corp. (Japan)	11,700	234,006
LUKOIL PJSC (Russia)*^	7,425	—
Phillips 66	2,200	283,888
Repsol SA (Spain)	16,795	313,368
Shell PLC	109,718	4,043,355
Shell PLC, ADR	8,446	620,612
TotalEnergies SE (France)	26,491	1,727,161
Williams Cos., Inc. (The)	3,400	204,374
Woodside Energy Group Ltd. (Australia)	22,874	356,665

		17,360,660

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	6,000	113,950
Delta Air Lines, Inc.	1,800	124,920
Deutsche Lufthansa AG (Germany)	12,372	121,542
International Consolidated Airlines Group SA (United Kingdom)	101,552	563,858
Qantas Airways Ltd. (Australia)	142,526	984,668
Ryanair Holdings PLC (Italy)	19,338	666,728

		2,575,666

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,700	178,024
Kao Corp. (Japan)	2,500	99,779
L’Oreal SA (France)	2,720	1,167,739
Shiseido Co. Ltd. (Japan)	5,700	82,952

	Shares	Value
COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom) (XLON)	17,860	$1,166,922
Unilever PLC (United Kingdom) (XAMS)	12,026	786,857
Unilever PLC (United Kingdom), ADR(a)	7,429	485,857

		3,968,130

Pharmaceuticals — 1.4%
Astellas Pharma, Inc. (Japan)	55,100	733,354
AstraZeneca PLC (United Kingdom)	23,202	4,293,747
Bayer AG (Germany)	21,654	939,259
Bristol-Myers Squibb Co.	9,900	534,006
Chugai Pharmaceutical Co. Ltd. (Japan)	3,600	188,862
Eli Lilly & Co.	3,998	4,296,571
Galderma Group AG (Switzerland)	9,974	2,031,034
GSK PLC	47,930	1,175,110
Hikma Pharmaceuticals PLC (United Kingdom)	2,031	42,340
Johnson & Johnson	6,700	1,386,565
Merck & Co., Inc.	4,700	494,722
Novartis AG	28,297	3,899,213
Novo Nordisk A/S (Denmark) (Class B Stock)	39,956	2,026,508
Orion OYJ (Finland) (Class B Stock)	1,709	127,505
Otsuka Holdings Co. Ltd. (Japan)	2,100	118,774
Perrigo Co. PLC	8,300	115,536
Pfizer, Inc.	32,200	801,780
Roche Holding AG	9,775	4,036,785
Sandoz Group AG (Switzerland)	7,830	568,506
Sanofi SA	21,313	2,062,144
Sanofi SA, ADR	9,789	474,375
Shionogi & Co. Ltd. (Japan)	15,400	278,737
Takeda Pharmaceutical Co. Ltd. (Japan)	3,500	108,728
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	7,800	243,438
UCB SA (Belgium)	3,652	1,017,544
Zoetis, Inc.	2,800	352,296

		32,347,439

Professional Services — 0.1%
Automatic Data Processing, Inc.	900	231,507
Clarivate PLC*(a)	105,200	351,368
Computershare Ltd. (Australia)	17,894	405,542
Concentrix Corp.	8,200	340,956
Jacobs Solutions, Inc.	1,200	158,952
Kanzhun Ltd. (China), ADR	5,278	107,566
KBR, Inc.	1,700	68,340
ManpowerGroup, Inc.	8,800	261,624
Recruit Holdings Co. Ltd. (Japan)	13,400	752,967
RELX PLC (United Kingdom)	3,640	146,644
SGS SA (Switzerland)	1,040	118,922
Teleperformance SE (France)	2,724	197,135

		3,141,523

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	900	$144,711
Daito Trust Construction Co. Ltd. (Japan)	33,900	645,523
Daiwa House Industry Co. Ltd. (Japan)	10,700	355,441
Jones Lang LaSalle, Inc.*	2,000	672,940
LEG Immobilien SE (Germany)	5,652	412,234
Sumitomo Realty & Development Co. Ltd. (Japan)	1,800	45,191
Sun Hung Kai Properties Ltd. (Hong Kong)	6,500	79,146
Vonovia SE (Germany)	20,832	599,532

		2,954,718

Residential REITs — 0.7%
American Homes 4 Rent (Class A Stock)	3,900	125,190
Equity Residential(a)	30,850	1,944,784
Independence Realty Trust, Inc.(a)	267,369	4,673,610
Mid-America Apartment Communities, Inc.	8,751	1,215,602
Sun Communities, Inc.	7,719	956,461
UDR, Inc.	130,257	4,777,827
Veris Residential, Inc.	203,790	3,032,395

		16,725,869

Retail REITs — 1.3%
Acadia Realty Trust	56,345	1,157,326
Agree Realty Corp.	73,828	5,317,831
Curbline Properties Corp.	108,367	2,515,198
Kite Realty Group Trust	48,862	1,171,222
Klepierre SA (France)	7,035	278,342
Macerich Co. (The)	941	17,371
NETSTREIT Corp.(a)	186,198	3,284,533
Realty Income Corp.(a)	57,660	3,250,294
Regency Centers Corp	43,871	3,028,415
Scentre Group (Australia)	162,672	454,732
Simon Property Group, Inc.	49,830	9,224,031
Unibail-Rodamco-Westfield (France)	2,184	237,503
Vicinity Ltd. (Australia)	157,311	267,823

		30,204,621

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.*	7,200	1,541,952
Advantest Corp. (Japan)	13,280	1,679,228
Analog Devices, Inc.	3,800	1,030,560
Applied Materials, Inc.	1,100	282,689
ASML Holding NV (Netherlands) (SGMX)	4,907	5,287,391
ASML Holding NV (Netherlands) (XNGS)	950	1,016,367
Broadcom, Inc.	21,253	7,355,663
Infineon Technologies AG (Germany)	10,943	477,454
Intel Corp.*	27,600	1,018,440
Kioxia Holdings Corp. (Japan)*	10,200	678,861
KLA Corp.	370	449,580
Lam Research Corp.	8,000	1,369,440
Lasertec Corp. (Japan)	400	76,217
Marvell Technology, Inc.	3,300	280,434

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.	4,900	$1,398,509
Nova Ltd. (Israel)*	442	147,758
NVIDIA Corp.	107,990	20,140,135
NXP Semiconductors NV (Netherlands)	4,172	905,574
QUALCOMM, Inc.	1,100	188,155
Renesas Electronics Corp. (Japan)*	57,000	780,721
SCREEN Holdings Co. Ltd. (Japan)	2,200	214,290
SK hynix, Inc. (South Korea)	941	426,158
STMicroelectronics NV (Singapore)	18,011	470,720
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,115	2,769,957
Teradyne, Inc.	800	154,848
Texas Instruments, Inc.	400	69,396
Tokyo Electron Ltd. (Japan)	1,600	356,364

		50,566,861

Software — 1.4%
Adobe, Inc.*	2,200	769,978
AppLovin Corp. (Class A Stock)*	700	471,674
Atlassian Corp. (Class A Stock)*	1,700	275,638
Autodesk, Inc.*	2,600	769,626
Cadence Design Systems, Inc.*	1,900	593,902
Check Point Software Technologies Ltd. (Israel)*(a)	1,600	296,896
CyberArk Software Ltd.*	1,275	568,726
Datadog, Inc. (Class A Stock)*	1,100	149,589
Elastic NV*	5,300	399,832
Fortinet, Inc.*	2,300	182,643
Gen Digital, Inc.	16,700	454,073
Intuit, Inc.	1,836	1,216,203
Microsoft Corp.	35,695	17,262,816
Monday.com Ltd.*	800	118,048
Nice Ltd. (Israel)*	2,507	283,384
Oracle Corp.	8,607	1,677,590
Oracle Corp. (Japan)	600	50,429
Palantir Technologies, Inc. (Class A Stock)*	8,800	1,564,200
Roper Technologies, Inc.	915	407,294
Sage Group PLC (The) (United Kingdom)	3,564	51,837
Salesforce, Inc.	3,700	980,167
SAP SE (Germany)	11,834	2,875,290
ServiceNow, Inc.*	7,640	1,170,372
Trend Micro, Inc. (Japan)	4,700	195,202
Trimble, Inc.*	900	70,515

		32,855,924

Specialized REITs — 1.5%
American Tower Corp.	1,300	228,241
Crown Castle, Inc.	4,600	408,802
CubeSmart	131,629	4,745,226
Digital Realty Trust, Inc.	39,160	6,058,444
EPR Properties	18,177	907,032
Equinix, Inc.	11,940	9,147,950
Iron Mountain, Inc.(a)	81,045	6,722,683
National Storage Affiliates Trust(a)	100,835	2,844,555
Public Storage(a)	2,600	674,700

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Smartstop Self Storage REIT, Inc.(a)	109,665	$3,393,035

		35,130,668

Specialty Retail — 0.4%
AutoNation, Inc.*	800	165,184
AutoZone, Inc.*	30	101,745
Avolta AG (Switzerland)*	3,920	231,201
Fast Retailing Co. Ltd. (Japan)	1,000	362,588
Five Below, Inc.*	1,300	244,868
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	7,140	143,113
Home Depot, Inc. (The)	1,900	653,790
Industria de Diseno Textil SA (Spain)	24,857	1,639,684
JD Sports Fashion PLC (United Kingdom)	388,678	440,562
Kingfisher PLC (United Kingdom)	194,895	820,421
Lowe’s Cos., Inc.(a)	9,163	2,209,749
O’Reilly Automotive, Inc.*	1,200	109,452
Ross Stores, Inc.	1,500	270,210
TJX Cos., Inc. (The)	7,000	1,075,270
Ulta Beauty, Inc.*	700	423,507

		8,891,344

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	65,785	17,884,310
FUJIFILM Holdings Corp. (Japan)	5,000	106,092
Logitech International SA (Switzerland)	4,960	503,530
Samsung Electronics Co. Ltd. (South Korea)	11,033	924,730
Sandisk Corp.*	1,500	356,070
Western Digital Corp.(a)	4,900	844,123
Xiaomi Corp. (China) (Class B Stock), 144A*	43,481	219,441

		20,838,296

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	1,422	281,394
Asics Corp. (Japan)	32,800	787,412
Brunello Cucinelli SpA (Italy)	6,990	801,737
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	11,268	2,429,956
Hermes International SCA (France)	485	1,204,182
Kering SA (France)	720	251,595
LVMH Moet Hennessy Louis Vuitton SE (France)	2,843	2,142,871
Moncler SpA (Italy)	9,217	589,153
On Holding AG (Switzerland) (Class A Stock)*	9,652	448,625
Pandora A/S (Denmark)	1,838	203,257
Tapestry, Inc.	1,100	140,547

		9,280,729

Tobacco — 0.2%
Altria Group, Inc.	9,300	536,238
British American Tobacco PLC (United Kingdom)	26,447	1,499,298
Imperial Brands PLC (United Kingdom)	33,147	1,391,848
Japan Tobacco, Inc. (Japan)	13,400	481,627

	Shares	Value
COMMON STOCKS (continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	2,000	$320,800

		4,229,811

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	4,400	632,544
Ashtead Group PLC (United Kingdom)	4,261	290,512
Ferguson Enterprises, Inc.	2,183	483,996
FTAI Aviation Ltd.	800	157,480
ITOCHU Corp. (Japan)	86,500	1,093,084
Marubeni Corp. (Japan)	12,200	339,770
Mitsubishi Corp. (Japan)	87,900	2,010,509
Mitsui & Co. Ltd. (Japan)	34,500	1,024,558
Rexel SA (France)	1,573	61,696
Sumitomo Corp. (Japan)	24,200	837,623
Toyota Tsusho Corp. (Japan)	4,800	161,852
United Rentals, Inc.	353	285,690
WESCO International, Inc.	1,600	391,424

		7,770,738

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	12,909	360,689
Getlink SE (France)	18,571	342,803
Transurban Group (Australia), UTS	38,663	365,891

		1,069,383

Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	8,908	143,120

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	32,100	555,577
SoftBank Group Corp. (Japan)	65,528	1,838,279
Tele2 AB (Sweden) (Class B Stock)	16,459	275,797
Vodafone Group PLC (United Kingdom)	670,062	893,199

		3,562,852

TOTAL COMMON STOCKS (cost $610,458,122)		738,124,830

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	103,577
Porsche Automobil Holding SE (Germany) (PRFC)	1,320	61,585
Volkswagen AG (Germany) (PRFC)	2,161	263,726

		428,888

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	8,125	662,877

Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	2,501	720,199

TOTAL PREFERRED STOCKS (cost $1,653,461)		1,811,964

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS — 17.1%
Dimensional Core Fixed Income ETF(a)	420,350	$17,890,096
Dimensional International Core Equity Market ETF(a)	1,458,225	55,572,955
Dimensional US Equity Market ETF(a)	937,300	69,519,541
Dimensional US Real Estate ETF(a)	1,847,600	42,312,257
iShares 0-3 Month Treasury Bond ETF .	598,146	60,041,895
iShares Core MSCI EAFE ETF(a)	334,155	29,893,506
iShares Core S&P 500 ETF	14,260	9,767,244
iShares iBoxx $ High Yield Corporate Bond ETF(a)	9,484	764,695
iShares JP Morgan USD Emerging Markets Bond ETF(a)	88,775	8,547,257
iShares MSCI EAFE ETF(a)	66,441	6,380,329
iShares Russell 1000 Value ETF(a)	52,585	11,060,729
iShares S&P 500 Growth ETF(a)	17,000	2,095,420
SPDR Gold MiniShares Trust*	115,775	9,883,712
State Street Energy Select Sector SPDR ETF(a)	50,000	2,235,500
State Street Health Care Select Sector SPDR ETF(a)	55,170	8,540,316
Vanguard Dividend Appreciation ETF	110,946	24,383,712
Vanguard Real Estate ETF(a)	192,065	16,995,832
Vanguard Short-Term Corporate Bond ETF(a)	47,300	3,771,229
Vanguard Total Bond Market ETF(a)	148,410	10,992,729

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $363,398,729)		390,648,954

UNAFFILIATED FUNDS — 13.3%
AB Global Bond Fund, Inc	8,530,101	59,369,505
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,101,967	26,947,215
BlackRock Systematic Multi-Strategy Fund (Class K)	3,074,507	31,851,891
BlackRock Tactical Opportunities Fund (Class K)*	1,694,834	26,863,118
Calamos Market Neutral Income Fund, (R6 Shares)	2,185,228	34,329,925
JPMorgan Hedged Equity Fund, (Institutional Shares)	691,396	24,447,773
Merger Fund (The), (Institutional Shares)	2,446,098	41,559,199
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)* .	1,148,470	12,277,143
Victory Market Neutral Income Fund, (Institutional Shares)	3,951,659	34,221,369
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares) .	1,588,846	12,297,670

TOTAL UNAFFILIATED FUNDS (cost $300,332,543)		304,164,808

		Units	Value

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)		6,037	$—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.9%
Collateralized Loan Obligations
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.085%(c)	03/31/38	1,500	1,499,722
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.709%(c)	07/15/34	EUR 2,500	2,939,771
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR 2,000	2,346,867
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR 1,500	1,769,542
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.949%(c)	08/26/32	EUR 1,076	1,264,252
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.264%(c)	07/18/37	3,250	3,262,560
Invesco Euro CLO DAC (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.659%(c)	07/15/34	EUR 1,000	1,174,531
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.270%(c)	10/22/37	750	752,798
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/18/37	1,500	1,504,599
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
5.383%(c)	10/17/34	3,750	3,752,397
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.494%(c)	07/20/38	EUR 2,500	2,939,010
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.346%(c)	10/15/34	2,000	2,000,764

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.285%(c)	09/06/37	3,250	$3,262,468
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.284%(c)	07/18/37	2,750	2,759,438
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
5.758%(c)	04/25/35	1,250	1,250,114
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.055%(c)	07/25/34	EUR 1,250	1,467,632
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	07/15/34	EUR 2,500	2,933,875
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37	1,750	1,750,858
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.158%(c)	04/25/37	1,000	1,001,128
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.356%(c)	10/20/34	2,750	2,751,700

TOTAL ASSET-BACKED SECURITIES (cost $41,485,292)			42,384,026

CORPORATE BONDS — 0.9%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	70	73,802

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	1	1,003
5.750%	04/20/29	130	132,210
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	225	224,872
4.625%	04/15/29	15	14,917

			373,002

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	455	359,852

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	25	$26,096
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	75	74,949
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	62,153
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	426,852

			590,050

Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	201,040
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	378,865
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	211,842

			791,747

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	200,350
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	125	109,038
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	120	124,871
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	20	20,884
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	169,196

			624,339

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	159,684
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	60	60,570

			220,254

Commercial Services — 0.0%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	150	158,158

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (cont’d.)
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	40	$41,086
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30	50	52,589
7.250%	06/15/33(a)	30	31,796
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	9,571
4.875%	01/15/28	186	186,147
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	111	101,928

			581,275

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	85,809

Diversified Financial Services — 0.0%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	60	63,299
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	75	75,054
7.125%	03/15/26	70	70,359
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	200	195,434
7.875%	12/15/29	100	106,507

			510,653

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	5,003
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	10,147
5.125%	03/15/28	475	475,085
NRG Energy, Inc.,
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	54,462
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	405,472
8.000%(ff)	10/15/26(oo)	300	306,488
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	275,521

			1,532,178

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	65	67,198

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electrical Components & Equipment (cont’d.)
7.250%	06/15/28	175	$177,698

			244,896

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	275	263,970
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	150	149,792
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	95	100,764
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	5	5,028
6.250%	03/15/33	45	45,968
7.125%	02/15/31	30	32,515

			598,037

Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31	50	52,355

Foods — 0.1%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR 163	186,050
8.125%	05/14/30	GBP 213	266,656
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	24,172
4.375%	01/31/32	300	285,926
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31	150	142,193

			904,997

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	200	195,551

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	400	369,302
4.625%	06/01/30	10	9,731

			379,033

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	468	494,184

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30	175	$166,802
6.625%	01/15/28	4	4,002
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	4	4,079
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	399,552
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	124,499

			698,934

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	50	48,856
6.625%	05/15/32(a)	20	19,336
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	50	52,375
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	164,226

			284,793

Insurance — 0.0%
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	50	51,910

Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	40	41,213

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	75	77,633
7.375%	05/01/33	55	57,180
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	25	25,568
6.000%	12/15/35	25	25,632

			186,013

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	70	71,678
7.750%	02/15/29	100	106,166
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	150	149,764

			327,608

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		195	$190,679
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29		135	138,766
6.500%	04/15/32(a)		315	324,428

				653,873

Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	106,389

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		10	8,976
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,959
5.125%	05/01/27		21	20,976
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(x)		5	4,443
7.375%	07/01/28(x)		25	24,125
7.750%	07/01/26(x)		400	395,026
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27(x)		275	286,167
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	123,517
5.250%	05/15/29	GBP	166	215,928

				1,084,117

Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		42	42,267
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		40	42,371

				84,638

Oil & Gas — 0.1%
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		25	25,783
8.625%	11/01/30		50	52,359
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		205	198,973
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		200	200,289
Gtd. Notes, 144A
5.875%	02/01/29		125	125,169

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32	275	$258,705
Sunoco LP,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	70	71,942
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	55	55,223
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	75	78,479

			1,066,922

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	150	154,353
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	165	167,778
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	75	77,211

			399,342

Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	100	100,706
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	5	4,374
5.000%	02/15/29	15	11,424
5.250%	01/30/30	60	42,091
5.250%	02/15/31	50	32,063
6.250%	02/15/29	415	332,000
7.000%	01/15/28	50	45,250
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	165,740

			733,648

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	200	200,101
6.625%	02/01/32	50	51,853
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	358,525
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	55	58,039
6.875%	04/15/40	225	232,576
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	400	316,070

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		35	$34,290

				1,251,454

Real Estate — 0.1%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		65	67,988
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	552,372
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		225	219,597

				839,957

Real Estate Investment Trusts (REITs) — 0.0%
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		25	26,714
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		150	155,621
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		150	143,356

				325,691

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,922
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	100	121,192
7.375%	08/31/32	GBP	100	139,247
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		375	393,072
9.000%	06/01/31		114	129,215
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	507,743
12.000%	11/30/28		200	216,858
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		150	145,731
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	169,180
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	78,358

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
Sr. Unsec’d. Notes
5.875%	03/01/27		175	$175,000

				2,080,518

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		50	46,506

Telecommunications — 0.0%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		350	350,949
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		80	81,872
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,840
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,989
2.875%	02/15/31		5	4,646
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	127,550
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	47,231

				621,077

Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		260	242,175

TOTAL CORPORATE BONDS (cost $19,616,355)				19,738,792

FLOATING RATE AND OTHER LOANS — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32		75	75,093
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%
8.739%(c)	11/17/28		98	95,729
Term B Loan, 3 Month SOFR + 5.100%
8.989%(c)	11/17/28		75	73,621

				244,443

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		24	8,316

TOTAL FLOATING RATE AND OTHER LOANS (cost $255,640)				252,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds
1.625%	11/15/50	1,330	$699,705
3.250%	05/15/42	1,830	1,528,622
4.000%	11/15/42	1,260	1,156,444
4.125%	08/15/44(h)	2,445	2,247,490
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/26	6,190	6,133,814
0.125%	04/15/27	63	62,284
0.125%	01/15/30	19,154	18,173,805
0.125%	07/15/30	4,165	3,933,083
0.125%	01/15/31	8,837	8,241,792
0.125%	07/15/31	1,470	1,362,649
0.125%	01/15/32	8,862	8,100,125
0.125%	02/15/51	1,763	952,092
0.250%	07/15/29	3,055	2,944,741
0.250%	02/15/50	4,205	2,419,169
0.375%	01/15/27	6,874	6,791,198
0.500%	01/15/28	24,014	23,594,500
0.625%	02/15/43	5,240	3,899,717
0.750%	02/15/42	3,004	2,338,771
0.750%	02/15/45	2,392	1,743,808
0.875%	01/15/29	9,007	8,872,119
1.000%	02/15/46	1,415	1,066,696
1.000%	02/15/48	2,397	1,750,200
1.000%	02/15/49	621	446,752
1.125%	01/15/33	9,237	8,866,424
1.250%	04/15/28	6,562	6,536,396
1.375%	07/15/33	675	658,669
1.375%	02/15/44	4,289	3,591,255
1.500%	02/15/53	7,898	6,155,206
1.625%	04/15/30	7,175	7,213,692
1.750%	01/15/34	15,444	15,361,820
1.875%	07/15/34	6,351	6,378,324
1.875%	07/15/35	6,226	6,211,065
2.125%	04/15/29	2,737	2,796,010
2.125%	01/15/35	9,544	9,715,827
2.125%	02/15/40	203	201,393
2.125%	02/15/41	885	866,078
2.125%	02/15/54	790	710,458
2.375%	01/15/27	1,453	1,465,269
2.500%	01/15/29	6,491	6,702,337
U.S. Treasury Notes
0.750%	01/31/28	8,500	8,036,484
3.625%	09/30/31	1,000	990,313
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(h)(k)	4,560	2,066,481
4.500%(s)	05/15/46	165	58,774
4.715%(s)	11/15/41	90	41,437
4.762%(s)	05/15/43(k)	1,975	831,672
4.928%(s)	11/15/45	45	16,438
4.958%(s)	11/15/43	265	108,219

TOTAL U.S. TREASURY OBLIGATIONS (cost $207,669,787)			204,039,617

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Value

OPTIONS PURCHASED*~ — 0.4% (cost $7,245,759)			$10,233,096

TOTAL LONG-TERM INVESTMENTS—84.9% (cost $1,749,743,358)			1,936,655,211

		Shares
SHORT-TERM INVESTMENTS — 20.7%
AFFILIATED MUTUAL FUNDS — 14.7%
PGIM Core Ultra Short Bond Fund(wa)		206,004,657	206,004,657
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $128,953,434; includes $128,531,448 of cash collateral for securities on loan)(b)(wa)		129,030,852	128,953,434

TOTAL AFFILIATED MUTUAL FUNDS (cost $334,958,091)			334,958,091

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 6.0%
U.S. Treasury Bills
3.651%	03/05/26(k)	12,700	12,622,783
3.671%	04/07/26	55,000	54,489,284
3.821%	03/03/26(k)	63,000	62,626,844
3.828%	01/20/26(h)	150	149,735
3.833%	01/06/26	6,000	5,997,697

TOTAL U.S. TREASURY OBLIGATIONS (cost $135,831,206)			135,886,343

OPTIONS PURCHASED*~ — 0.0% (cost $39,599)			18,126

TOTAL SHORT-TERM INVESTMENTS (cost $470,828,896)			470,862,560

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.6% (cost $2,220,572,254)			2,407,517,771

OPTIONS WRITTEN*~ — (0.0)% (premiums received $74,187)			(52,731)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.6% (cost $2,220,498,067)			2,407,465,040
Liabilities in excess of other assets(z) — (5.6)%			(127,551,823)

NET ASSETS — 100.0%			$2,279,913,217

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,191,041; cash collateral of $128,531,448 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$8,453	$5,381	0.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	$—	$—	0.0%
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/09/21	4,940	4,443	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	24,125	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	06/28/21	452,500	395,026	0.0
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/20/24	283,000	286,167	0.0

Total		$759,768	$715,142	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	20	2	$4,446,077
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00	30	3	5,787,019

Total Exchange Traded (cost $7,245,759)						$10,233,096

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		970	$1
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		1,940	2
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	123	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	121	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	63	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	545	235
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		570	259
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		185	22
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		496	142
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		143	88
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		142	84
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		142	5
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		285	79
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	189	306
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		142	—
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		142	1
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,199	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		331	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		570	1
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		285	—

Total OTC Traded (cost $9,644)								$1,225

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.870%	3.21%(A)	2,550	$15,630
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/3.870%	8.19%(A)	2,550	1
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	290	40

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	470	$65
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	7,040	1,165

Total OTC Swaptions (cost $29,955)								$16,901

Total Options Purchased (cost $7,285,358)								$10,251,222

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	123	$(46)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	121	(73)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	63	(48)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	545	(3,111)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		185	(405)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		496	(1,948)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		143	(894)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		142	(750)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		142	(3,956)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		142	(1,322)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		142	(1,603)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		760	(2)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		570	(7,304)
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—		285	(7,612)

Total OTC Traded (premiums received $34,594)								$(29,074)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	7,040	$(3,326)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	2,550	(9,086)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	2,550	(5,938)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	290	(882)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	470	(1,429)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	6,000	(353)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	2,000	(104)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	7,040	(325)

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	3,150	$(2,214)

Total OTC Swaptions (premiums received $39,593)								$(23,657)

Total Options Written (premiums received $74,187)								$(52,731)

Financial Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
51	3 Month CME SOFR	Mar. 2026	$12,279,844	$2,141
89	2 Year U.S. Treasury Notes	Mar. 2026	18,582,227	(11,272)
354	5 Year U.S. Treasury Notes	Mar. 2026	38,693,860	(109,966)
306	10 Year U.S. Treasury Notes	Mar. 2026	34,405,876	(215,945)
76	10 Year U.S. Ultra Treasury Notes	Mar. 2026	8,741,188	(24,513)
92	20 Year U.S. Treasury Bonds	Mar. 2026	10,634,626	(95,097)
58	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	6,844,000	(125,158)
268	Mini MSCI EAFE Index	Mar. 2026	38,888,140	235,957
19	NASDAQ 100 E-Mini Index	Mar. 2026	9,673,565	45,713
22	Russell 2000 E-Mini Index	Mar. 2026	2,747,800	(61,425)
48	S&P 500 E-Mini Index	Mar. 2026	16,542,000	33,023
				(326,542)
Short Positions:
7	2 Year U.S. Treasury Notes	Mar. 2026	1,461,523	868
2	5 Year Euro-Bobl	Mar. 2026	273,022	1,960
16	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	1,888,000	27,094
4	S&P 500 E-Mini Index	Mar. 2026	1,378,500	(7,798)

				22,124

				$(304,418)

Commodity Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
116	Brent Crude	Mar. 2026	$7,058,600	$(324,963)
23	Coffee ’C’	Mar. 2026	3,007,969	(374,766)
50	Copper	Mar. 2026	7,102,500	709,294
256	Corn	Mar. 2026	5,635,200	(67,792)
69	Cotton No. 2	Mar. 2026	2,217,315	(74,248)
34	Gasoline RBOB	Mar. 2026	2,486,862	(165,272)
63	Gold 100 OZ	Feb. 2026	27,348,930	1,795,042
74	Hard Red Winter Wheat	Mar. 2026	1,904,575	(122,965)
119	Lean Hogs	Feb. 2026	4,050,760	147,574
59	Live Cattle	Feb. 2026	5,465,760	205,154
22	LME Lead	Jan. 2026	1,089,319	(27,782)
21	LME Lead	Mar. 2026	1,054,037	628
59	LME Nickel	Jan. 2026	5,857,132	344,266
48	LME Nickel	Mar. 2026	4,792,012	572,049
80	LME PRI Aluminum	Jan. 2026	5,957,600	314,214

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Commodity Futures contracts outstanding at December 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
46	LME PRI Aluminum	Mar. 2026	$3,443,641	$104,463
69	LME Zinc	Jan. 2026	5,336,391	65,783
59	LME Zinc	Mar. 2026	4,600,407	79,307
45	Low Sulphur Gas Oil	Mar. 2026	2,770,875	(124,097)
264	Natural Gas	Mar. 2026	8,263,200	(2,250,881)
72	No. 2 Soft Red Winter Wheat	Mar. 2026	1,825,200	(166,209)
33	NY Harbor ULSD	Mar. 2026	2,915,312	(196,849)
32	Silver	Mar. 2026	11,296,480	3,030,505
84	Soybean	Mar. 2026	4,399,500	(367,142)
130	Soybean Meal	Mar. 2026	3,892,200	(219,579)
84	Soybean Oil	Mar. 2026	2,447,424	(159,527)
126	Sugar #11 (World)	Mar. 2026	2,118,211	(95,199)
148	WTI Crude	Mar. 2026	8,468,560	(92,398)

				2,538,610

Short Positions:
22	LME Lead	Jan. 2026	1,089,319	(486)
59	LME Nickel	Jan. 2026	5,857,132	(564,189)
80	LME PRI Aluminum	Jan. 2026	5,957,600	(201,528)
2	LME PRI Aluminum	Mar. 2026	149,724	(5,948)
69	LME Zinc	Jan. 2026	5,336,391	(9,989)
14	LME Zinc	Mar. 2026	1,091,622	(24,708)

				(806,848)

				$1,731,762

Bond forward contract outstanding at December 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond 2.000%, 02/15/2050	CITI	06/12/26	5,615	$59.75	$3,355,153	$3,305,352	$—	$(49,801)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	GSI	AUD	111	$72,266	$74,217	$1,951	$—
Expiring 01/14/26	GSI	AUD	65	43,191	43,582	391	—
Expiring 01/14/26	MSI	AUD	959	625,809	639,981	14,172	—
Expiring 01/14/26	MSI	AUD	83	54,063	55,596	1,533	—
Brazilian Real,
Expiring 02/03/26	GSI	BRL	5,886	1,079,717	1,064,949	—	(14,768)
British Pound,
Expiring 03/17/26	CITI	GBP	222	298,717	299,723	1,006	—
Expiring 03/17/26	CITI	GBP	172	230,489	231,935	1,446	—
Expiring 03/17/26	WBC	GBP	459	612,416	618,179	5,763	—
Canadian Dollar,
Expiring 01/14/26	GSI	CAD	26	18,645	19,101	456	—
Expiring 01/14/26	GSI	CAD	22	15,485	15,820	335	—

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/14/26	GSI	CAD	19	$14,025	$14,070	$45	$—
Expiring 01/14/26	MSI	CAD	81	58,181	59,271	1,090	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	71,993	79,000	80,036	1,036	—
Chinese Renminbi,
Expiring 02/11/26	MSI	CNH	2,278	322,090	327,324	5,234	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	1,223,545	312,807	315,632	2,825	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	3,036	146,000	147,758	1,758	—
Danish Krone,
Expiring 03/17/26	GSI	DKK	938	148,405	148,202	—	(203)
Euro,
Expiring 01/22/26	CITI	EUR	130	149,995	152,935	2,940	—
Expiring 01/22/26	CITI	EUR	63	74,000	74,104	104	—
Expiring 01/22/26	MSI	EUR	400	465,490	470,570	5,080	—
Expiring 01/22/26	MSI	EUR	123	143,647	144,664	1,017	—
Expiring 03/17/26	CITI	EUR	240	282,790	282,592	—	(198)
Expiring 03/17/26	MSI	EUR	3,309	3,901,655	3,902,749	1,094	—
Hong Kong Dollar,
Expiring 02/11/26	GSI	HKD	8,044	1,036,566	1,035,034	—	(1,532)
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	31,299	94,000	95,559	1,559	—
Expiring 01/22/26	DB	HUF	53,690	162,000	163,922	1,922	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	36,430	402,000	402,442	442	—
Expiring 03/18/26	BOA	INR	21,935	242,000	242,314	314	—
Expiring 03/18/26	CITI	INR	17,461	192,000	192,895	895	—
Expiring 03/18/26	JPM	INR	118,156	1,299,490	1,305,262	5,772	—
Expiring 03/18/26	UAG	INR	118,156	1,302,987	1,305,263	2,276	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	9,655,063	576,800	577,109	309	—
Israeli Shekel,
Expiring 01/14/26	MSI	ILS	1,798	547,895	564,655	16,760	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	64,510	428,580	412,649	—	(15,931)
Expiring 01/22/26	MSI	JPY	22,330	148,391	142,837	—	(5,554)
Expiring 02/12/26	GSI	JPY	42,167	273,624	270,219	—	(3,405)
Expiring 02/12/26	GSI	JPY	29,155	188,796	186,835	—	(1,961)
Expiring 02/12/26	GSI	JPY	23,710	153,237	151,940	—	(1,297)
Expiring 02/12/26	GSI	JPY	1,413	9,229	9,056	—	(173)
Expiring 02/12/26	MSI	JPY	264,029	1,715,837	1,691,981	—	(23,856)
Expiring 02/12/26	MSI	JPY	22,135	141,416	141,848	432	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	2,912	92,000	92,574	574	—
Expiring 03/18/26	JPM	TWD	4,122	132,000	131,040	—	(960)
Expiring 03/18/26	MSI	TWD	7,289	233,991	231,688	—	(2,303)
Expiring 03/18/26	MSI	TWD	4,517	145,000	143,598	—	(1,402)
Expiring 03/18/26	MSI	TWD	4,323	139,000	137,424	—	(1,576)
New Zealand Dollar,
Expiring 01/14/26	MSI	NZD	192	110,572	110,724	152	—
Norwegian Krone,
Expiring 03/17/26	MSI	NOK	4,521	445,664	448,426	2,762	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	937	277,787	277,999	212	—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 03/18/26	CITI	PHP	6,934	$118,000	$117,120	$—	$(880)
Expiring 03/18/26	JPM	PHP	14,147	238,937	238,956	19	—
Expiring 03/18/26	JPM	PHP	8,333	141,000	140,755	—	(245)
Singapore Dollar,
Expiring 02/11/26	CITI	SGD	859	665,317	669,747	4,430	—
Expiring 02/11/26	MSI	SGD	85	65,592	66,234	642	—
Expiring 03/18/26	DB	SGD	164	128,000	128,092	92	—
Expiring 03/18/26	HSBC	SGD	99	77,000	77,217	217	—
Expiring 03/18/26	MSI	SGD	104	81,000	81,233	233	—
South African Rand,
Expiring 03/18/26	DB	ZAR	1,237	72,000	74,295	2,295	—
Expiring 03/18/26	GSI	ZAR	2,029	119,120	121,870	2,750	—
South Korean Won,
Expiring 02/11/26	MSI	KRW	448,575	309,962	311,094	1,132	—
Expiring 03/18/26	JPM	KRW	563,987	385,000	391,672	6,672	—
Expiring 03/18/26	MSI	KRW	79,307	54,000	55,076	1,076	—
Swedish Krona,
Expiring 03/17/26	CITI	SEK	11,429	1,242,488	1,246,424	3,936	—
Expiring 03/17/26	GSI	SEK	1,763	191,663	192,261	598	—
Expiring 03/17/26	MSI	SEK	906	98,004	98,764	760	—
Swiss Franc,
Expiring 03/17/26	CITI	CHF	160	204,063	204,031	—	(32)
Expiring 03/17/26	GSI	CHF	2,740	3,488,496	3,487,364	—	(1,132)
Turkish Lira,
Expiring 01/12/26	BOA	TRY	6,196	142,000	143,044	1,044	—
Expiring 01/22/26	BARC	TRY	5,147	116,808	117,917	1,109	—
Expiring 01/22/26	BARC	TRY	4,780	108,750	109,493	743	—
Expiring 01/22/26	BOA	TRY	6,218	141,999	142,446	447	—
Expiring 01/22/26	HSBC	TRY	4,780	108,684	109,494	810	—

				$27,937,628	$27,972,882	112,662	(77,408)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/14/26	CITI	AUD	386	$250,528	$257,620	$—	$(7,092)
Expiring 01/14/26	GSI	AUD	279	181,661	186,074	—	(4,413)
Expiring 01/14/26	MSI	AUD	160	104,600	106,519	—	(1,919)
Expiring 01/14/26	WBC	AUD	474	309,716	316,486	—	(6,770)
Brazilian Real,
Expiring 02/03/26	GSI	BRL	545	100,000	98,590	1,410	—
British Pound,
Expiring 01/22/26	BNY	GBP	692	919,637	932,522	—	(12,885)
Expiring 03/17/26	GSI	GBP	2,698	3,624,249	3,636,437	—	(12,188)
Expiring 03/17/26	GSI	GBP	155	206,699	208,352	—	(1,653)
Expiring 03/17/26	MSI	GBP	1,271	1,697,277	1,713,301	—	(16,024)
Canadian Dollar,
Expiring 01/14/26	CITI	CAD	978	700,723	712,635	—	(11,912)
Expiring 01/14/26	CITI	CAD	95	67,580	68,894	—	(1,314)
Expiring 01/14/26	GSI	CAD	234	167,478	170,595	—	(3,117)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	483,661	525,764	537,696	—	(11,932)

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 02/11/26	CITI	CNH	358	$50,661	$51,496	$—	$(835)
Expiring 02/11/26	GSI	CNH	1,818	258,352	261,270	—	(2,918)
Expiring 03/18/26	HSBC	CNH	996	141,685	143,386	—	(1,701)
Colombian Peso,
Expiring 03/18/26	MSI	COP	337,825	86,000	87,147	—	(1,147)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	2,232	108,000	108,612	—	(612)
Expiring 01/22/26	BNP	CZK	16,494	791,998	802,600	—	(10,602)
Expiring 01/22/26	CITI	CZK	2,025	98,000	98,532	—	(532)
Expiring 01/22/26	DB	CZK	1,709	83,000	83,182	—	(182)
Expiring 03/17/26	CITI	CZK	7	355	355	—	—
Danish Krone,
Expiring 03/17/26	MSI	DKK	1,411	222,951	223,005	—	(54)
Expiring 03/17/26	WBC	DKK	419	66,272	66,286	—	(14)
Euro,
Expiring 01/22/26	DB	EUR	5,820	6,764,745	6,846,821	—	(82,076)
Expiring 01/22/26	SSB	EUR	4,365	5,115,406	5,135,115	—	(19,709)
Expiring 01/22/26	UAG	EUR	4,365	5,100,981	5,135,117	—	(34,136)
Expiring 03/17/26	CITI	EUR	716	845,152	844,004	1,148	—
Expiring 03/17/26	GSI	EUR	1,909	2,255,183	2,252,012	3,171	—
Expiring 03/17/26	GSI	EUR	113	133,133	133,040	93	—
Expiring 03/17/26	MSI	EUR	162	191,241	191,186	55	—
Expiring 03/17/26	WBC	EUR	1,457	1,717,847	1,718,318	—	(471)
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	51,910	158,000	158,488	—	(488)
Expiring 01/22/26	JPM	HUF	32,304	97,000	98,628	—	(1,628)
Japanese Yen,
Expiring 02/12/26	CITI	JPY	20,788	135,759	133,214	2,545	—
Expiring 02/12/26	MSI	JPY	27,635	178,332	177,093	1,239	—
Expiring 02/12/26	WBC	JPY	71,377	463,836	457,410	6,426	—
Norwegian Krone,
Expiring 03/17/26	CITI	NOK	699	69,342	69,326	16	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	291	86,000	86,277	—	(277)
Expiring 03/18/26	CITI	PEN	269	79,716	79,798	—	(82)
Expiring 03/18/26	CITI	PEN	191	56,500	56,697	—	(197)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	872	239,000	242,845	—	(3,845)
Expiring 01/22/26	JPM	PLN	427	116,500	118,971	—	(2,471)
Expiring 01/22/26	MSI	PLN	829	226,156	231,004	—	(4,848)
Expiring 01/22/26	MSI	PLN	275	75,279	76,580	—	(1,301)
Expiring 01/22/26	UAG	PLN	261	71,721	72,675	—	(954)
Singapore Dollar,
Expiring 03/18/26	MSI	SGD	3,818	2,967,161	2,985,145	—	(17,984)
South African Rand,
Expiring 01/14/26	CITI	ZAR	850	48,918	51,293	—	(2,375)
Expiring 03/18/26	MSI	ZAR	2,467	146,799	148,138	—	(1,339)
South Korean Won,
Expiring 02/11/26	GSI	KRW	449,204	310,513	311,529	—	(1,016)
Expiring 03/18/26	BOA	KRW	106,901	73,000	74,240	—	(1,240)
Expiring 03/18/26	CITI	KRW	1,300,457	888,011	903,128	—	(15,117)
Swiss Franc,
Expiring 03/17/26	MSI	CHF	105	133,183	133,517	—	(334)
Expiring 03/17/26	MSI	CHF	27	34,519	34,620	—	(101)
Expiring 03/17/26	WBC	CHF	235	298,721	299,618	—	(897)

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/18/26	HSBC	THB	17,210	$546,290	$549,440	$—	$(3,150)
Expiring 03/18/26	JPM	THB	3,549	113,000	113,308	—	(308)
Expiring 03/18/26	MSI	THB	2,757	88,000	88,033	—	(33)

				$40,588,130	$40,878,220	16,103	(306,193)

						$128,765	$(383,601)

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP 1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	$(16,485)	$47,538	$64,023
6,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	10,493	38,384	27,891
12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(71,340)	(71,340)
5,195	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	—	(685)	(685)
1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	317	(16,848)	(17,165)
6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	1,070	100,867	99,797
3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(4,179)	(108,926)	(104,747)
4,105	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(88,098)	(88,098)
1,060	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(7,328)	(62,919)	(55,591)
1,047	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.870%	—	44,367	44,367
485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	221,386	238,957	17,571
1,700	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	24,862	67,696	42,834
935	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	7,262	72,009	64,747
3,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	184,807	184,807

				$237,398	$445,809	$208,411

(1)  The Portfolio pays the fixed rate and receives the floating rate.

(2)  The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 3.650%	ML	04/01/26	47,903	$(4,857)	$—	$(4,857)
U.S. Treasury Bond(T)	1 DayUSOIS +26bps(T)/ 3.900%	JPM	05/04/26	3,090	(56,479)	—	(56,479)

					$(61,336)	$—	$(61,336)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(61,336)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$456,801
MLC	—	965,282
MSC	646,082	17,405,330

Total	$646,082	$18,827,413

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$63,420,096	$—		$—
Fixed Income	161,836,269	—		—
Common Stocks	437,979,848	300,144,982		—	**
Preferred Stocks	—	1,811,964		—
Unaffiliated Exchange-Traded Funds	390,648,954	—		—
Unaffiliated Funds	304,164,808	—		—
Warrants	—	—		—
Asset-Backed Securities Collateralized Loan Obligations	—	42,384,026		—
Corporate Bonds	—	19,738,792		—
Floating Rate and Other Loans	—	252,759		—
U.S. Treasury Obligations	—	204,039,617		—
Options Purchased	—	10,233,096		—
Short-Term Investments
Affiliated Mutual Funds	334,958,091	—		—
U.S. Treasury Obligations	—	135,886,343		—
Options Purchased	—	18,126		—

Total	$1,693,008,066	$714,509,705	$	—**

Liabilities
Options Written	$—	$(52,731)		$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$346,756	$—		$—
Commodity Futures Contracts	7,368,279	—		—

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$128,765	$—
Centrally Cleared Interest Rate Swap Agreements	—	546,037	—

Total	$7,715,035	$674,802	$—

Liabilities
Financial Futures Contracts	$(651,174)	$—	$—
Commodity Futures Contracts	(5,636,517)	—	—
OTC Bond Forward Contract	—	(49,801)	—
OTC Forward Foreign Currency Exchange Contracts	—	(383,601)	—
Centrally Cleared Interest Rate Swap Agreements	—	(337,626)	—
OTC Total Return Swap Agreements	—	(61,336)	—

Total	$(6,287,691)	$(832,364)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forwards contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	24.6%
Unaffiliated Exchange-Traded Funds	17.1
U.S. Treasury Obligations	14.9
Unaffiliated Funds	13.3
Banks	2.7
Semiconductors & Semiconductor Equipment	2.2
Collateralized Loan Obligations	1.9
Specialized REITs	1.5
Pharmaceuticals	1.5
Software	1.4
Retail REITs	1.3
Health Care REITs	1.3
Insurance	1.1
Industrial REITs	1.1
Interactive Media & Services	1.0
Technology Hardware, Storage & Peripherals	0.9
Aerospace & Defense	0.9
Capital Markets	0.9
Oil, Gas & Consumable Fuels	0.8
Residential REITs	0.7
Broadline Retail	0.6
Financial Services	0.6
Automobiles	0.6
Electrical Equipment	0.6
Metals & Mining	0.6
Machinery	0.6
Health Care Equipment & Supplies	0.5
Electric Utilities	0.5
Options Purchased	0.4
Consumer Staples Distribution & Retail	0.4
Hotels, Restaurants & Leisure	0.4
Textiles, Apparel & Luxury Goods	0.4
Biotechnology	0.4

Specialty Retail	0.4%
IT Services	0.4
Entertainment	0.3
Trading Companies & Distributors	0.3
Food Products	0.3
Diversified Telecommunication Services	0.3
Industrial Conglomerates	0.3
Chemicals	0.3
Diversified REITs	0.3
Health Care Providers & Services	0.3
Life Sciences Tools & Services	0.3
Office REITs	0.2
Construction & Engineering	0.2
Electronic Equipment, Instruments & Components	0.2
Multi-Utilities	0.2
Beverages	0.2
Tobacco	0.2
Personal Care Products	0.2
Hotel & Resort REITs	0.2
Household Durables	0.2
Building Products	0.2
Wireless Telecommunication Services	0.2
Media	0.2
Household Products	0.1
Consumer Finance	0.1
Communications Equipment	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Ground Transportation	0.1
Construction Materials	0.1
Gas Utilities	0.1
Passenger Airlines	0.1
Commercial Services & Supplies	0.1
Marine Transportation	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Retail	0.1%
Automobile Components	0.1
Air Freight & Logistics	0.1
Electric	0.1
Energy Equipment & Services	0.1
Pipelines	0.1
Oil & Gas	0.1
Foods	0.1
Real Estate	0.1
Transportation Infrastructure	0.0	*
Auto Parts & Equipment	0.0	*
Home Builders	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Diversified Consumer Services	0.0	*
Lodging	0.0	*
Building Materials	0.0	*
Leisure Products	0.0	*
Telecommunications	0.0	*
Commercial Services	0.0	*
Diversified Financial Services	0.0	*
Holding Companies-Diversified	0.0	*
Packaging & Containers	0.0	*
Healthcare-Services	0.0	*
Airlines	0.0	*

Auto Manufacturers	0.0	*%
Leisure Time	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Housewares	0.0	*
Electrical Components & Equipment	0.0	*
Transportation	0.0	*
Distributors	0.0	*
Healthcare-Products	0.0	*
Iron/Steel	0.0	*
Water Utilities	0.0	*
Containers & Packaging	0.0	*
Machinery-Diversified	0.0	*
Computers	0.0	*
Mining	0.0	*
Environmental Control	0.0	*
Internet	0.0	*

	105.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(5.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$7,368,279	*	Due from/to broker-variation margin futures	$5,636,517	*

Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	4,857

Credit contracts	Unaffiliated investments	1,270		Options written outstanding, at value	8,633

Equity contracts	Due from/to broker-variation margin futures	314,693	*	Due from/to broker-variation margin futures	69,223	*

Equity contracts	Unaffiliated investments	10,233,096		—	—

Foreign exchange contracts	Unaffiliated investments	1,222		Options written outstanding, at value	29,074

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	128,765		Unrealized depreciation on OTC forward foreign currency exchange contracts	383,601

Interest rate contracts	Due from/to broker-variation margin futures	32,063	*	Due from/to broker-variation margin futures	581,951	*

Interest rate contracts	Due from/to broker-variation margin swaps	546,037	*	Due from/to broker-variation margin swaps	337,626	*

Interest rate contracts	Unaffiliated investments	15,634		Options written outstanding, at value	15,024

Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	49,801

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	—	$—	Unrealized depreciation on OTC swap agreements	$56,479

		$18,641,059		$7,172,786

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$10,599,154	$—	$5,139,133
Credit contracts	(65,179)	97,111	—	—	(158,705)
Equity contracts	2,149,028	—	4,714,813	—	496,750
Foreign exchange contracts	(52,505)	255,946	—	1,120,462	—
Interest rate contracts	(312)	9,783	2,926,084	—	528,626

Total	$2,031,032	$362,840	$18,240,051	$1,120,462	$6,005,804

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$2,117,947	$—	$—	$1,031
Credit contracts	(2,814)	6,648	—	—	—	12,870
Equity contracts	729,567	—	2,255,776	—	—	35,888
Foreign exchange contracts	(10,594)	(706)	—	—	(1,332,573)	—
Interest rate contracts	(14,873)	20,212	719,586	(49,801)	—	(74,346)

Total	$701,286	$26,154	$5,093,309	$(49,801)	$(1,332,573)	$(24,557)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 7,626,985
Options Written (2)	45,130,552
Futures Contracts - Long Positions (2)	375,185,634
Futures Contracts - Short Positions (2)	24,192,609
Bond Forward Contracts - Purchased (2)	671,031
Forward Foreign Currency Exchange Contracts - Purchased (3)	227,713,678
Forward Foreign Currency Exchange Contracts - Sold (3)	236,123,366
Cross Currency Exchange Contracts (4)	145,000
Credit Default Swap Agreements - Buy Protection (2)	2,090,000

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		a of December 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$ 5,299,000
Inflation Swap Agreements (2)	1,313,227
Interest Rate Swap Agreements (2)	80,197,296
Total Return Swap Agreements (2)	81,448,006

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$125,191,041	$(125,191,041)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(5)	$5,209	$(1,494)	$3,715	$(3,067)	$648
BNP(5)	15,631	(41,557)	(25,926)	—	(25,926)
BNY(5)	—	(12,885)	(12,885)	—	(12,885)
BOA(5)	3,683	(6,704)	(3,021)	—	(3,021)
CITI(4)	14,527	(23,758)	(9,231)	—	(9,231)
CITI(5)	8,289	(98,518)	(90,229)	85,448	(4,781)
DB(5)	4,309	(83,580)	(79,271)	79,271	—
GSI(4)	7,040	(35,008)	(27,968)	—	(27,968)
GSI(5)	4,160	(15,225)	(11,065)	—	(11,065)
HSBC(5)	1,027	(4,851)	(3,824)	—	(3,824)
JPM(5)	14,023	(74,831)	(60,808)	60,808	—
ML(3)	—	(4,857)	(4,857)	—	(4,857)
MSI(4)	47,057	(42,288)	4,769	—	4,769
MSI(5)	7,406	(37,533)	(30,127)	—	(30,127)
RBC(5)	65	(1,429)	(1,364)	—	(1,364)
SSB(5)	—	(19,709)	(19,709)	—	(19,709)
UAG(5)	2,276	(35,090)	(32,814)	22,484	(10,330)
WBC(4)	12,189	(8,152)	4,037	—	4,037

	$146,891	$(547,469)	$(400,578)	$244,944	$(155,634)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	Putnam
(5)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $125,191,041:
Unaffiliated investments (cost $1,687,986,493)	$1,847,303,315
Affiliated investments (cost $532,585,761)	560,214,456
Foreign currency, at value (cost $693,113)	698,086
Receivable for investments sold	3,160,080
Dividends and interest receivable	2,549,540
Tax reclaim receivable	1,498,269
Deposit with broker for centrally cleared/exchange-traded derivatives	646,082
Unrealized appreciation on OTC forward foreign currency exchange contracts	128,765
Foreign capital gains tax benefit accrued	23,456
Due from broker-variation margin swaps	4,872
Receivable from affiliate	4,125
Prepaid expenses and other assets	52,409

Total Assets	2,416,283,455

LIABILITIES
Payable to broker for collateral for securities on loan	128,531,448
Due to broker-variation margin futures	3,141,463
Management fee payable.	1,226,506
Accrued expenses and other liabilities	846,824
Payable for Portfolio shares purchased	712,261
Payable to affiliate	676,222
Payable for investments purchased	592,209
Unrealized depreciation on OTC forward foreign currency exchange contracts	383,601
Distribution fee payable	93,607
Unrealized depreciation on OTC swap agreements	61,336
Options written outstanding, at value (premiums received $74,187)	52,731
Unrealized depreciation on OTC bond forward contracts	49,801
Trustees’ fees payable	1,751
Affiliated transfer agent fee payable	478

Total Liabilities	136,370,238

NET ASSETS	$2,279,913,217

Net assets were comprised of:
Partners’ Equity	$2,279,913,217

Net asset value and redemption price per share, $2,279,913,217 / 103,446,391 outstanding shares of beneficial interest	$22.04

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,047,229 foreign withholding tax, of which $126,751 is reimbursable by an affiliate)	$36,039,580
Interest income (net of $273 foreign withholding tax)	19,886,081
Affiliated dividend income	9,939,982
Income from securities lending, net (including affiliated income of $169,933)	177,663

Total income	66,043,306

EXPENSES
Management fee	17,395,792
Distribution fee	5,693,151
Custodian and accounting fees	551,561
Audit fee	115,752
Professional fees	96,433
Trustees’ fees	47,081
Shareholders’ reports	14,029
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,342
Miscellaneous	125,897

Total expenses	24,050,038
Less: Fee waiver and/or expense reimbursement	(1,187,918)
Distribution fee waiver	(34,075)

Net expenses	22,828,045

NET INVESTMENT INCOME (LOSS)	43,215,261

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $11,617,493) (net of foreign capital gains taxes $(13,906))	105,810,892
Net capital gain distributions received	1,320,194
Futures transactions	18,240,051
Forward and cross currency contract transactions	1,120,462
Options written transactions	362,840
Swap agreements transactions	6,005,804
Foreign currency transactions	(24,969)

132,835,274

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,636,859) (net of change in foreign capital gains taxes $23,456)	99,428,384
Futures	5,093,309
Bond forward contracts	(49,801)
Forward and cross currency contracts	(1,332,573)
Options written	26,154
Swap agreements	(24,557)
Foreign currencies	161,675

103,302,591

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	236,137,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$279,353,126

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 43,215,261	$ 51,992,618
Net realized gain (loss) on investment and foreign currency transactions	132,835,274	142,712,764
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	103,302,591	(13,177,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	279,353,126	181,527,635

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,181,011 and 11,180,607 shares, respectively]	165,129,882	211,906,653
Portfolio shares purchased [24,767,606 and 31,097,866 shares, respectively]	(494,864,074)	(585,347,039)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(329,734,192)	(373,440,386)

TOTAL INCREASE (DECREASE)	(50,381,066)	(191,912,751)
NET ASSETS:
Beginning of year	2,330,294,283	2,522,207,034

End of year.	$2,279,913,217	$2,330,294,283

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of year	$19.41	$18.02	$16.35	$18.89	$16.80

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39	0.40	0.40	0.24	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.24	0.99	1.27	(2.78)	2.02

Total from investment operations	2.63	1.39	1.67	(2.54)	2.09

Net Asset Value, end of year	$22.04	$19.41	$18.02	$16.35	$18.89

Total Return(b)	13.55%	7.71%	10.21%	(13.45)%	12.44%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,280	$2,330	$2,522	$2,488	$4,423
Average net assets (in millions)	$2,277	$2,477	$2,463	$3,246	$4,490
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.00%	1.02%	1.07%	1.06%	0.94	%(d)
Expenses before waivers and/or expense reimbursement	1.05%	1.11%	1.11%	1.11%	0.99	%(d)
Net investment income (loss)	1.90%	2.10%	2.37%	1.39%	0.39%
Portfolio turnover rate(e)(f)	77%	100%	103%	96%	257%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.02% for the year ended December 31, 2021.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2025 consisted of 33 separate portfolios. The information presented in these financial statements pertains only to the 5 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective
AST Aggressive Asset Allocation Portfolio (“Aggressive Asset Allocation”) formerly known as AST Capital Growth Asset Allocation Portfolio	Highest potential total return consistent with its specified level of risk tolerance.
AST J.P. Morgan Aggressive Multi-Asset Portfolio (“J.P. Morgan Aggressive Multi-Asset”)	Capital appreciation consistent with its specified level of risk tolerance.
AST J.P. Morgan Conservative Multi-Asset Portfolio (“J.P. Morgan Conservative Multi-Asset”)	Maximize return compared to its benchmark through security selection and tactical asset allocation.
AST J.P. Morgan Moderate Multi-Asset Portfolio (“J.P. Morgan Moderate Multi-Asset”)	Capital appreciation consistent with its specified level of risk tolerance.
AST Multi-Asset Diversified Plus Portfolio (“Multi-Asset Diversified Plus”) formerly known as AST Academic Strategies Asset Allocation Portfolio	Long-term capital appreciation.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in

B1

accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/orAST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Portfolios’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on

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investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Portfolios invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Portfolio to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market

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value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively

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increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same

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counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

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The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

Aggressive Asset Allocation	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management Inc. (“J.P. Morgan”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Putnam Investment Management, LLC (“Putnam”)

J.P. Morgan Aggressive Multi-Asset	J.P. Morgan

J.P. Morgan Conservative Multi-Asset	J.P. Morgan
J.P. Morgan Moderate Multi-Asset	J.P. Morgan

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Portfolio	Subadviser(s)
Multi-Asset Diversified Plus	Jennison; J.P. Morgan; Prior to September 18, 2025, Morgan Stanley Investment Management Inc.; PFI; PGIM Quantitative Solutions; PGIM Real Estate (a business unit of PGIM, Inc.); Prior to July 1, 2025, Systematica Investments Limited, acting as general partner of Systematica Investments LP; Putnam

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Aggressive Asset Allocation^	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.58%	0.50%

J.P. Morgan Aggressive Multi-Asset	0.6825% first $6 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.68%	0.53%

J.P. Morgan Conservative Multi-Asset	0.6925% on all net assets	0.69%	0.52%

J.P. Morgan Moderate Multi-Asset	0.6925% on all net assets	0.69%	0.51%

Multi-Asset Diversified Plus^	0.8025% first $15 billion; 0.7825% on next $5 billion; 0.7625% on next $5 billion; 0.7425% on next $5 billion; 0.7225% on next $5 billion; 0.7025% on next $5 billion; 0.6825% in excess of $40 billion	0.76%	0.71%

Portfolio	Fee Waivers and/or Expense Limitations*(1)
J.P. Morgan Conservative Multi-Asset	contractually waive 0.055% through June 30, 2026
Multi-AssetDiversified Plus	contractually limit expenses to 1.13% through June 30, 2026

^	Management fees are calculated based on an aggregation of net assets of Aggressive Asset Allocation, Balanced Asset Allocation, Multi-Asset Diversified Plus and Preservation Asset Allocation.

B9

*

For Aggressive Asset Allocation and Multi-Asset Diversified Plus, the Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolios’ investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolios’ investment in any fund managed or subadvised by the subadviser.

(1)

For J.P. Morgan Aggressive Multi-Asset, J.P. Morgan Conservative Multi-Asset and J.P. Morgan Moderate Multi-Asset, the Investment Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to Portfolios’ investments in the underlying funds managed by the subadviser or an affiliate of the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Aggressive Asset Allocation and Multi-Asset Diversified Plus that are invested in other portfolios of the Trust.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
Aggressive Asset Allocation	$7,832
J.P. Morgan Aggressive Multi-Asset	7,862
J.P. Morgan Conservative Multi-Asset	4,574
J.P. Morgan Moderate Multi-Asset	16,071
Multi-Asset Diversified Plus	349

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

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Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Aggressive Asset Allocation	$467,210
J.P. Morgan Aggressive Multi-Asset	139,528
J.P. Morgan Conservative Multi-Asset	82,735
J.P. Morgan Moderate Multi-Asset	61,640
Multi-Asset Diversified Plus	126,751

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Aggressive Asset Allocation	$496,518
J.P. Morgan Aggressive Multi-Asset	98,079
J.P. Morgan Conservative Multi-Asset	62,519
J.P. Morgan Moderate Multi-Asset	42,036
Multi-Asset Diversified Plus	180,612

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Aggressive Asset Allocation	$6,593,166,280	$8,238,083,670
J.P. Morgan Aggressive Multi-Asset	1,569,319,392	2,051,070,801
J.P. Morgan Conservative Multi-Asset	728,659,227	1,153,860,481
J.P. Morgan Moderate Multi-Asset	622,323,604	888,552,762
Multi-Asset Diversified Plus	1,263,568,419	1,348,259,530

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

Aggressive Asset Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa) :

AST Large-Cap Growth Portfolio*
$1,077,945,327	$ —	$ 271,730,001	$51,762,202	$ 76,694,629	$ 934,672,157	8,462,401	$ —		$—

AST Large-Cap Value Portfolio*
402,940,664	—	98,700,000	15,344,756	36,422,061	356,007,481	5,833,319	—		—

AST PGIM Fixed Income Central Portfolio*
1,344,712,226	33,616,931	347,166,503	53,448,883	46,747,753	1,131,359,290	94,674,418	—		—

AST Small-Cap Equity Portfolio*
281,251,365	—	55,550,000	8,802,716	8,778,764	243,282,845	2,825,585	—		—

PGIM Global Real Estate Fund
18,397,219	35,816,995	31,445,001	474,805	(360,780)	22,883,238	1,114,624	331,995		—

PGIM Jennison Emerging Markets Equity Opportunities Fund
14,915,152	16,178,868	25,285,000	421,876	(196,147)	6,034,749	306,022	133,867		—

PGIM Jennison Natural Resources Fund
—	22,267,175	22,895,000	253,076	1,779,370	1,404,621	18,981	17,174		—

PSF PGIM High Yield Bond Portfolio*
37,934,421	65,330,000	76,640,000	1,247,404	1,367,914	29,239,739	3,734,322	—		—
$3,178,096,374	$ 173,209,969	$929,411,505	$131,755,718	$171,233,564	$2,724,884,120		$483,036		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
—	220,353	220,353	—	—	—	—	353		—

PGIM Core Ultra Short Bond Fund(wa)
1,254,637,481	4,259,320,030	4,611,613,748	—	—	902,343,763	902,343,763	45,235,734		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
124,449,347	1,478,009,486	1,410,646,482	437	10,639	191,823,427	191,938,590	262,418	(1)	—
$1,379,086,828	$5,737,549,869	$6,022,480,583	$ 437	$ 10,639	$1,094,167,190		$45,498,505		$—
$4,557,183,202	$5,910,759,838	$6,951,892,088	$131,756,155	$171,244,203	$3,819,051,310		$45,981,541		$—

B12

J.P. Morgan Aggressive Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa) :

AST J.P. Morgan Fixed Income Central Portfolio*
$161,047,648	$ 297,099,999	$ 74,500,000	$19,076,004	$ 472,208	$ 403,195,859	34,609,087	$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$126,448,118	$1,836,026,980	$1,791,593,877	$ —	$ —	$170,881,221	170,881,221	$15,111,435		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
44,120,434	1,397,326,509	1,264,465,232	—	9,590	176,991,301	177,097,559	167,863	(1)	—
$170,568,552	$3,233,353,489	$3,056,059,109	$ —	$ 9,590	$347,872,522		$15,279,298		$—
$331,616,200	$3,530,453,488	$3,130,559,109	$19,076,004	$481,798	$751,068,381		$15,279,298		$—

J.P. Morgan Conservative Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa) :

AST J.P. Morgan Fixed Income Central Portfolio*
$2,211,003,175	$ 346,800,001	$ 475,000,000	$133,220,463	$34,469,932	$2,250,493,571	193,175,414	$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$ 281,839,086	$1,327,874,608	$1,454,344,505	$ —	$ —	$ 155,369,189	155,369,189	$15,390,005		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
15,380,205	382,775,749	374,302,299	220	(6,591)	23,847,284	23,861,601	63,592	(1)	—
$ 297,219,291	$1,710,650,357	$1,828,646,804	$ 220	$ (6,591)	$ 179,216,473		$15,453,597		$—
$2,508,222,466	$2,057,450,358	$2,303,646,804	$133,220,683	$34,463,341	$2,429,710,044		$15,453,597		$—

J.P. Morgan Moderate Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa) :

AST J.P. Morgan Fixed Income Central Portfolio*
$525,039,663	$ 255,500,000	$ 105,000,000	$39,946,692	$ 7,306,052	$722,792,407	62,042,267	$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$124,202,575	$ 934,577,167	$ 953,540,112	$ —	$ —	$105,239,630	105,239,630	$9,949,019		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
16,255,397	490,066,956	383,575,777	957	7,369	122,754,902	122,828,599	72,892	(1)	—
$140,457,972	$1,424,644,123	$1,337,115,889	$ 957	$ 7,369	$227,994,532		$10,021,911		$—
$665,497,635	$1,680,144,123	$1,442,115,889	$39,947,649	$7,313,421	$950,786,939		$10,021,911		$—

B13

Multi-Asset Diversified Plus

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa) :

AST PGIM Fixed Income Central Portfolio*
$220,533,587	$13,453,133	$88,266,837	$3,779,633	$10,355,831	$159,855,347	13,377,016	$—		$—

AST Small-Cap Equity Portfolio*
14,300,082	4,240,188	4,085,606	31,663	822,037	15,308,364	177,797	—		—

PGIM Jennison Emerging Markets Equity Opportunities Fund*
—	3,127,351	3,025,104	—	(102,247)	—	—	—		—

PSF PGIM High Yield Bond Portfolio*
8,451,922	5,301,999	12,084,073	134,673	176,401	1,980,922	252,991	—		—

PSF PGIM Jennison Blend Portfolio*
47,256,881	—	7,198,000	7,690,890	361,961	48,111,732	330,075	—		—
$290,542,472	$26,122,671	$114,659,620	$11,636,859	$11,613,983	$225,256,365		$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
215,971,965	1,244,361,056	1,254,328,364	—	—	206,004,657	206,004,657	9,939,982		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)
72,665,070	1,400,502,822	1,344,217,968	—	3,510	128,953,434	129,030,852	169,933	(1)	—
$288,637,035	$2,644,863,878	$2,598,546,332	$—	$3,510	$334,958,091		$10,109,915		$—
$579,179,507	$2,670,986,549	$2,713,205,952	$11,636,859	$11,617,493	$560,214,456		$10,109,915		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an

B14

alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios indicated below utilized the SCA during the year ended December 31, 2025. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2025

Aggressive Asset Allocation	$ 792,000	5.02%	1	$ 792,000	$—

J.P. Morgan Aggressive Multi-Asset	80,779,000	5.43	1	80,779,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2025, all Portfolios offer only a single share class to investors.

As of December 31, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Aggressive Asset Allocation	223,141,066	72.4%
J.P. Morgan Aggressive Multi-Asset	96,792,992	100.0
J.P. Morgan Conservative Multi-Asset	122,082,634	84.5
J.P. Morgan Moderate Multi-Asset	60,811,456	81.8
Multi-Asset Diversified Plus	67,941,046	65.7

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
Aggressive Asset Allocation	2	72.4%
J.P. Morgan Aggressive Multi-Asset	2	100.0
J.P. Morgan Conservative Multi-Asset	2	84.5
J.P. Morgan Moderate Multi-Asset	2	81.8
Multi-Asset Diversified Plus	2	65.7

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Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Unaffiliated:
Aggressive Asset Allocation	1	27.4%
J.P. Morgan Aggressive Multi-Asset	—	—
J.P. Morgan Conservative Multi-Asset	1	15.5
J.P. Morgan Moderate Multi-Asset	1	18.2
Multi-Asset Diversified Plus	1	34.3

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Aggressive Asset Allocation	J.P. Morgan Aggressive Multi-Asset	J.P. Morgan Conservative Multi-Asset
Asset Allocation	X	X	–
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Blend Style	X	X	X
Commodity	–	–	–
Covenant-Lite	X	–	–
Credit	X	X	X
Derivatives	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes (ETN)	–	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	–	–	X
Foreign Investment	X	X	X
Fund of Funds	X	X	–
High Yield	X	X	X
Interest Rate	X	X	X
Investment Style	–	X	–
Large Company	X	X	–
Leverage	–	–	X
Liquidity Allocation	X	X	X
Liquidity and Valuation	X	X	X
Loan	X	–	–
Market and Management	X	X	X
Participation Notes (P-Notes)	–	–	–
Portfolio Turnover	–	X	X
Prepayment or Call	X	X	X
Quantitative Model	–	–	–
Real Estate	X	X	X
Regulatory	X	X	X
Short Sale	–	–	X
Small Sized Company	X	X	–

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Risks	J.P. Morgan Moderate Multi-Asset	Multi-Asset Diversified Plus

Asset Allocation	–	X

Asset-Backed and/or Mortgage-Backed Securities	X	X

Asset Transfer Program	X	X

Blend Style	X	X

Commodity	X	X

Covenant-Lite	–	X

Credit	X	X

Derivatives	X	X

Emerging Markets	X	X

Equity Securities	X	X

Exchange-Traded Funds (ETF)	X	X

Exchange-Traded Notes (ETN)	–	X

Expense	X	X

Fixed Income Securities	X	X

Foreign Custody	X	–

Foreign Investment	X	X

Fund of Funds	X	X

High Yield	X	X

Interest Rate	X	X

Investment Style	–	–

Large Company	–	–

Leverage	–	X

Liquidity Allocation	X	–

Liquidity and Valuation	X	X

Loan	–	X

Market and Management	X	X

Participation Notes (P-Notes)	X	–

Portfolio Turnover	X	X

Prepayment or Call	X	–

Quantitative Model	–	X

Real Estate	X	X

Regulatory	X	X

Restricted Securities	–	X

Short Sale	–	X
Sovereign Debt Securities	–	X

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations

B17

will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and maybe more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought,floods or other weather conditions, livestock disease, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used

B18

for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes (ETN) Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay or fulfill its contractual obligations. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other

B19

disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities and an increase in the amount invested in derivatives (e.g., futures and

B20

options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers, adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

B21

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security will increase during the time the Portfolio has borrowed the security and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Portfolios adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

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11. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

B23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST Aggressive Asset Allocation Portfolio, AST J.P. Morgan Aggressive Multi-Asset Portfolio, AST J.P. Morgan Conservative Multi-Asset Portfolio, AST J.P. Morgan Moderate Multi-Asset Portfolio and AST Multi-Asset Diversified Plus Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST Aggressive Asset Allocation Portfolio, AST J.P. Morgan Aggressive Multi-Asset Portfolio, AST J.P. Morgan Conservative Multi-Asset Portfolio, AST J.P. Morgan Moderate Multi-Asset Portfolio and AST Multi-Asset Diversified Plus Portfolio (five of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, issuers of privately held securities, agent banks and brokers; when replies were not received from transfer agents, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2025

AST J.P. Morgan Fixed Income Central Portfolio AST PGIM Fixed Income Central Portfolio AST Target Maturity Central Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and
Financial Highlights

	Glossary	A1
	AST J.P. Morgan Fixed Income Central Portfolio	A2
	AST PGIM Fixed Income Central Portfolio	A30
	AST Target Maturity Central Portfolio	A87

Section B	Notes to Financial Statements
Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

EUR Euro

GBP British Pound

USD US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

CA — Credit Agricole Securities Inc.

CDX — Credit Derivative Index

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

DAC — Designated Activity Company

DB — Deutsche Bank AG

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

ING — ING Financial Markets LLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MLC — Merrill Lynch Capital Services, Inc.

MSI — Morgan Stanley & Co. International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PO — Principal Only

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SDR — Sweden Depositary Receipt

SOFR — Secured Overnight Financing Rate

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.1%
ASSET-BACKED SECURITIES — 2.1%
Automobiles — 0.4%
Bridgecrest Lending Auto Securitization Trust,
Series 2025-01, Class C
5.150%	12/17/29	3,200	$3,234,728
Series 2025-04, Class C
4.800%	08/15/31	801	805,266
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,540	2,562,165
Credit Acceptance Auto Loan Trust,
Series 2025-01A, Class C, 144A
5.710%	07/16/35	4,912	4,983,764
Series 2025-02A, Class B, 144A
4.870%	01/15/36	1,254	1,264,991
Santander Drive Auto Receivables Trust,
Series 2025-03, Class C
4.680%	09/15/31	1,320	1,328,057

			14,178,971

Consumer Loans — 0.8%
Aqua Finance Issuer Trust,
Series 2025-A, Class A, 144A
5.250%	12/19/50	2,101	2,139,803
Series 2025-B, Class A, 144A
4.790%	05/17/51	1,820	1,832,148
Foundation Finance Trust,
Series 2025-01A, Class A, 144A
4.950%	04/15/50	2,258	2,284,802
Series 2025-03A, Class A, 144A
4.560%	08/15/52	2,440	2,446,160
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A3, 144A
5.020%	06/25/60	866	878,641
Lendmark Funding Trust,
Series 2021-02A, Class A, 144A
2.000%	04/20/32	3,528	3,415,070
Series 2025-01A, Class C, 144A
5.680%	09/20/34	1,475	1,500,517
Series 2025-02A, Class A, 144A
4.780%	10/20/34	6,655	6,709,212
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A
4.590%	11/22/38	2,231	2,238,145
OneMain Financial Issuance Trust,
Series 2020-02A, Class B, 144A
2.210%	09/14/35	2,915	2,807,854
Oportun Issuance Trust,
Series 2025-D, Class C, 144A
5.800%	02/08/33	1,155	1,158,643
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47	858	857,632

			28,268,627

Credit Cards — 0.2%
Capital One Multi-Asset Execution Trust,
Series 2025-A03, Class A
4.650%	10/15/37	5,840	5,839,696

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.3%
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-01, Class A4, 144A
4.580%	01/15/32	1,207	$1,226,697
NMEF Funding LLC,
Series 2025-B, Class A2, 144A
4.640%	01/18/33	2,800	2,810,775
SCF Equipment Leasing LLC,
Series 2025-02A, Class A3, 144A
4.330%	06/20/36	3,256	3,265,947
SCF Equipment Trust LLC,
Series 2025-01A, Class B, 144A
5.230%	09/20/34	4,316	4,433,023

			11,736,442

Other — 0.4%
AMSR Trust,
Series 2024-SFR02, Class A, 144A
4.150%	11/17/41	4,275	4,219,007
Bridge Trust,
Series 2025-SFR01, Class B, 144A
4.200%	09/17/42	2,599	2,492,168
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	334	203,560
Progress Residential Trust,
Series 2025-SFR02, Class A, 144A
3.305%	04/17/42	3,523	3,358,729
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	2,375	2,263,410
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class B, 144A
4.930%	04/20/44	1,044	1,046,977

			13,583,851

Student Loan — 0.0%
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
4.669%(c)	05/25/39	381	379,591

TOTAL ASSET-BACKED SECURITIES (cost $73,169,873)			73,987,178

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.587%(cc)	09/10/50	650	621,018
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,102,312
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,317,210
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
1.927%(cc)	07/25/30	2,043	101,970
Series 2020-M50, Class X1, IO
1.822%(cc)	10/25/30	332	11,244

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-M03, Class X1, IO
1.833%(cc)	11/25/33	261	$15,947
FHLMC Multifamily Structured Credit Risk Notes,
Series 2025-MN11, Class M1, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.524%(c)	07/25/45	2,007	2,005,976
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,941,644
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	3,257	3,211,710
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	2,568	2,638,409
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
5.491%(c)	05/15/39	1,144	1,141,142
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
4.595%(c)	11/15/38	2,504	2,502,398
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	23,942
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	30	28,497
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	31	28,770
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	25	23,829
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	19	17,656
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	454,866

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,639,926)			19,188,540

CORPORATE BONDS — 36.0%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	1,534	1,501,782
3.950%	08/01/59	248	175,517
5.805%	05/01/50	3,996	3,936,075
7.008%	05/01/64	920	1,042,452
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,367	2,391,294
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,625	1,636,947

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.700%	11/15/54		1,410	$1,422,600
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31		797	699,567
2.375%	03/15/32		2,724	2,426,095
3.125%	07/01/50		383	257,844
4.450%	11/16/38		442	415,351

				15,905,524

Agriculture — 1.3%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		2,808	2,484,347
3.400%	05/06/30		1,200	1,155,418
3.400%	02/04/41		4,086	3,158,636
5.625%	02/06/35		1,905	1,980,511
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.734%	09/25/40		2,255	1,823,375
4.390%	08/15/37		555	510,346
4.540%	08/15/47		850	704,052
5.834%	02/20/31		4,297	4,556,439
7.079%	08/02/43		2,634	2,952,161
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30		5,179	5,355,990
5.875%	07/01/34		4,670	4,874,111
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
5.850%	06/15/35		2,085	2,218,145
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42		344	283,501
4.625%	10/29/35	(a)	5,000	4,892,295
4.750%	11/01/31		5,228	5,336,803
5.125%	02/13/31		2,093	2,168,544
5.375%	02/15/33		2,340	2,449,063
5.625%	11/17/29		1,071	1,126,090

				48,029,827

Airlines — 0.1%
Air Canada 2015-1 Class A Pass-Through Trust (Canada), Pass-Through Certificates, 144A
3.600%	09/15/28		307	303,189
Air Canada 2017-1 Class B Pass-Through Trust (Canada), Pass-Through Certificates, 144A
3.700%	07/15/27		191	190,304
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28		440	434,732
American Airlines 2016-1 Class A Pass-Through Trust, Pass-Through Certificates
4.100%	07/15/29		666	656,561

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
JetBlue 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
2.750%	11/15/33		898	$805,603
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.875%	04/07/30		590	568,946
United Airlines 2024-1 Class A Pass Through Trust, Pass-Through Certificates
5.875%	08/15/38		2,033	2,082,948

				5,042,283

Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		900	793,814
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/08/29		2,445	2,498,465
5.875%	11/07/29		640	656,856
7.200%	06/10/30		1,978	2,117,778
7.350%	03/06/30		1,121	1,203,127
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49		472	458,427
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		11	11,455
5.900%	01/07/35	(a)	2,990	3,113,747
5.950%	04/04/34		1,894	1,983,932
6.100%	01/07/34		874	926,043
6.150%	07/15/35		860	906,882
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
5.750%	03/18/30		628	647,427
6.450%	03/18/35		1,980	2,059,960
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.450%	09/11/27		812	814,658
5.300%	03/22/27		3,826	3,871,594
5.800%	03/27/35		1,833	1,891,572

				23,955,737

Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		1,043	1,068,394

Banks — 10.4%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.320%(ff)	05/15/31		5,075	5,233,053
5.871%(ff)	03/28/35		680	717,328
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33	(oo)	800	958,248
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27		600	589,662

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, Sr. Non-Preferred Notes
5.127%	11/06/35		600	$598,716
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30	(oo)	4,238	4,295,357
6.625%(ff)	05/01/30	(oo)	1,207	1,256,425
Sr. Unsec’d. Notes
5.162%(ff)	01/24/31		1,791	1,849,736
5.202%(ff)	04/25/29		2,446	2,505,562
5.288%(ff)	04/25/34		2,094	2,159,392
5.464%(ff)	05/09/36	(a)	2,814	2,927,819
5.819%(ff)	09/15/29		6,008	6,264,180
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		4,251	3,818,524
1.922%(ff)	10/24/31		2,154	1,925,903
2.676%(ff)	06/19/41		403	297,029
2.884%(ff)	10/22/30		3,680	3,502,823
3.824%(ff)	01/20/28		4,943	4,930,724
3.974%(ff)	02/07/30		6,631	6,594,457
Sub. Notes
3.846%(ff)	03/08/37		1,982	1,870,441
5.518%(ff)	10/25/35		1,990	2,040,736
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30		2,411	2,502,286
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81		361	347,485
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	09/10/34	(oo)	810	843,980
7.750%(ff)	08/16/29	(oo)	3,070	3,234,429
Sr. Non-Preferred Notes, 144A
4.792%(ff)	05/09/29		1,845	1,864,229
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29		6,080	6,238,509
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		1,160	1,210,234
6.293%(ff)	01/14/36		2,225	2,377,833
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36		600	616,200
6.037%(ff)	06/15/35		870	926,296
6.684%(ff)	09/13/27		1,165	1,185,125
6.840%(ff)	09/13/34		1,859	2,071,755
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29	(oo)	3,378	3,483,123
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30	(oo)	2,985	3,025,514
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30	(oo)	1,906	1,961,072
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30	(oo)	1,985	2,029,592
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26	(oo)	1,325	1,321,043

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		336	$304,975
2.572%(ff)	06/03/31		1,148	1,063,746
2.976%(ff)	11/05/30		5,242	4,991,966
3.520%(ff)	10/27/28		339	336,046
3.668%(ff)	07/24/28		1,109	1,102,177
3.980%(ff)	03/20/30		8,137	8,063,643
4.503%(ff)	09/11/31		1,739	1,743,699
4.542%(ff)	09/19/30		4,624	4,658,972
4.952%(ff)	05/07/31		3,000	3,063,000
5.174%(ff)	09/11/36		3,171	3,204,256
5.333%(ff)	03/27/36	(a)	1,800	1,841,149
Sub. Notes
4.125%	07/25/28		321	320,916
5.827%(ff)	02/13/35		1,029	1,070,321
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34	(a)(oo)	976	991,860
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		3,740	3,813,826
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		720	747,960
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27		2,405	2,363,989
4.950%(ff)	08/04/31		8,010	8,090,965
7.146%(ff)	07/13/27		945	959,108
Sr. Preferred Notes
4.469%(ff)	12/10/31		865	862,180
Sub. Notes
7.079%(ff)	02/10/34	(a)	2,380	2,612,358
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33	(a)	1,210	1,182,865
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		6,753	6,635,469
4.017%(ff)	10/31/38		1,658	1,490,863
4.369%(ff)	10/21/31		5,195	5,184,202
4.692%(ff)	10/23/30		1,413	1,432,350
4.939%(ff)	10/21/36		4,350	4,319,122
5.218%(ff)	04/23/31		7,215	7,449,613
5.330%(ff)	07/23/35		5,762	5,917,564
5.536%(ff)	01/28/36		112	116,315
6.484%(ff)	10/24/29		12,584	13,351,745
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.619%(ff)	11/06/31		2,670	2,677,206
5.130%(ff)	11/19/28		2,411	2,452,295
5.130%(ff)	03/03/31		930	952,602
5.240%(ff)	05/13/31		5,130	5,279,248
5.286%(ff)	11/19/30		2,737	2,818,244
5.597%(ff)	05/17/28		2,155	2,195,852
7.390%(ff)	11/03/28		1,678	1,773,646

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		2,094	$2,189,259
6.208%(ff)	08/21/29		1,203	1,261,660
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 1.010%
4.738%(c)	03/25/29		2,745	2,749,557
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33		2,174	2,392,269
7.200%	11/28/33		1,636	1,866,611
Sub. Notes, 144A
4.950%(ff)	06/01/42		5,017	4,304,774
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		1,565	1,558,908
4.932%(ff)	10/16/30		870	885,175
KeyBank NA,
Sub. Notes
3.900%	04/13/29		1,250	1,226,731
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33		3,205	3,203,006
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.179%(ff)	07/08/31		1,200	1,231,107
6.082%(ff)	03/13/32	(a)	3,216	3,420,958
Sr. Unsec’d. Notes, MTN
4.833%(ff)	01/16/29		260	263,977
5.385%(ff)	01/16/36		1,497	1,521,079
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.527%(ff)	09/12/31		2,765	2,779,007
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27		3,450	3,420,072
4.654%(ff)	10/18/30		3,382	3,422,110
5.042%(ff)	07/19/30		1,722	1,766,340
5.173%(ff)	01/16/30		1,510	1,550,952
5.192%(ff)	04/17/31		2,027	2,089,628
5.230%(ff)	01/15/31		2,875	2,963,618
5.449%(ff)	07/20/29		3,850	3,973,203
6.407%(ff)	11/01/29		3,709	3,930,485
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,421	2,271,856
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		1,081	949,677
1.928%(ff)	04/28/32		525	460,643
2.511%(ff)	10/20/32		513	460,097
5.424%(ff)	07/21/34		1,571	1,634,045
5.656%(ff)	04/18/30		2,680	2,792,352
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		2,100	2,093,422
4.892%(ff)	10/22/36		1,000	991,938
Sub. Notes
2.484%(ff)	09/16/36		5,226	4,593,617

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,810	$1,845,672
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.465%(ff)	11/19/31		2,550	2,555,385
4.734%(ff)	07/18/31		2,890	2,929,246
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.125%(ff)	11/10/33	(oo)	790	883,812
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.412%	11/06/30	(a)	2,830	2,833,642
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33		1,175	1,173,923
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26	(oo)	192	188,121
Jr. Sub. Notes, Series W
6.250%(ff)	03/15/30	(oo)	1,440	1,485,767
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		2,009	2,045,114
5.373%(ff)	07/21/36		850	875,400
5.676%(ff)	01/22/35		1,378	1,452,752
6.875%(ff)	10/20/34		789	892,613
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		3,642	3,681,342
5.136%(ff)	09/22/36		2,493	2,475,674
5.694%(ff)	04/15/31		3,450	3,593,440
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29	(oo)	3,419	3,598,497
Sr. Non-Preferred Notes, 144A
5.512%(ff)	05/22/31		1,065	1,097,814
Sr. Non-Preferred Notes, 144A, MTN
5.250%	02/19/27		470	475,302
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.018%(ff)	02/08/30		4,062	4,373,962
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29	(oo)	757	786,554
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29	(a)(oo)	2,574	2,691,736
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
4.928%	10/15/35		2,030	2,031,567
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36		2,670	2,641,750
5.122%(ff)	01/26/34		3,461	3,525,323
U.S. Bancorp,
Sr. Unsec’d. Notes
5.083%(ff)	05/15/31		1,285	1,324,309
5.678%(ff)	01/23/35		821	866,882

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.836%(ff)	06/12/34		1,704	$1,816,814
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28	(oo)	1,690	1,852,662
9.250%(ff)	11/13/33	(oo)	790	926,275
Sr. Unsec’d. Notes, 144A, MTN
4.844%(ff)	11/06/33		3,870	3,873,556
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		3,673	3,405,213
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35		2,300	2,342,320
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26	(oo)	804	801,267
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36	(a)	7,259	7,235,776
5.150%(ff)	04/23/31		13,111	13,527,335
5.244%(ff)	01/24/31		3,440	3,560,495
5.389%(ff)	04/24/34		2,380	2,473,710
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34		3,608	3,786,123

				375,156,411

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,690	2,666,107
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		985	976,251
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.950%	01/15/42		2,925	2,799,118
5.800%	01/23/59		139	141,581
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51		636	427,152

				7,010,209

Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	(a)	2,155	2,010,469
3.150%	02/21/40		2,473	1,950,121
4.200%	02/22/52		1,462	1,160,165
4.663%	06/15/51		355	304,228
4.875%	03/01/53		3,331	2,931,138
5.750%	03/02/63		1,259	1,229,676
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		8,530	7,835,911
5.750%	05/15/35	(a)	2,020	2,127,420
6.450%	05/15/55		825	868,080

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/33		2,764	$2,904,485

				23,321,693

Building Materials — 0.1%
CRH America Finance, Inc.,
Gtd. Notes
4.400%	02/09/31		605	605,340
5.000%	02/09/36		1,185	1,189,749

				1,795,089

Chemicals — 0.3%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		328	293,466
5.300%	11/26/35		3,950	3,940,043
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/30		2,715	2,750,548
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		519	411,345
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		2,435	2,441,468
5.419%	11/15/48		150	142,842
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32		1,245	1,277,685

				11,257,397

Commercial Services — 0.7%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30		270	262,153
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/31		1,500	1,344,172
3.200%	08/15/29		1,910	1,821,506
4.875%	11/15/30		7,915	7,922,372
5.200%	11/15/32	(a)	1,110	1,109,793
5.550%	11/15/35		1,260	1,253,171
Quanta Services, Inc.,
Sr. Unsec’d. Notes
2.900%	10/01/30		689	645,489
4.500%	01/15/31		3,010	3,012,971
5.100%	08/09/35		1,810	1,815,527
5.250%	08/09/34		3,139	3,224,071
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50		503	336,267
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		843	675,898

				23,423,390

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.3%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31		1,351	$1,351,614
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	02/08/51		673	416,844
2.950%	09/11/49		1,135	759,987
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		1,409	1,266,433
4.375%	05/15/30		5,065	5,058,349
5.400%	03/15/32		1,505	1,565,317

				10,418,544

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63		855	776,577

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		1,244	1,203,930
3.300%	01/30/32		2,908	2,684,904
5.000%	11/15/35		421	415,864
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		565	575,014
5.667%(ff)	04/25/36		780	824,124
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.700%	01/30/31		1,375	1,366,021
4.950%	10/15/32		845	836,542
5.150%	01/15/30		4,505	4,586,226
5.375%	05/30/30		4,740	4,869,734
5.750%	11/15/29		415	429,940
6.375%	05/04/28		945	984,595
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.914%(ff)	11/14/36		2,930	2,917,192
Equitable America Global Funding,
Sec’d. Notes, 144A
4.700%	09/15/32		3,724	3,699,192

				25,393,278

Electric — 4.7%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	(a)	1,759	1,799,187
5.800%	03/15/32		1,006	1,031,969
Alliant Energy Corp.,
Jr. Sub. Notes
5.750%(ff)	04/01/56		800	798,541
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53		2	1,686

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		3,610	$3,607,147
5.000%	02/01/31		575	583,459
5.125%	03/15/28		1,430	1,430,257
CMS Energy Corp.,
Jr. Sub. Notes
3.750%(ff)	12/01/50		1,310	1,207,114
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51		1,114	837,795
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		290	291,336
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43		1,307	1,077,731
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		2,987	3,006,659
Sr. Unsec’d. Notes
4.700%	12/01/44		759	665,937
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41		1,922	1,460,138
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41		1,404	1,296,278
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35	(a)	3,503	3,502,191
5.200%	04/01/30	(a)	3,950	4,077,860
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42		467	392,512
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.700%	09/15/55		1,072	1,042,733
Duke Energy Florida LLC,
First Mortgage
4.850%	12/01/35		1,990	1,985,031
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		2,008	1,254,801
5.250%	03/01/34		2,941	3,043,449
5.400%	04/01/53		1,337	1,272,080
Duke Energy Ohio, Inc.,
First Mortgage
5.300%	06/15/35		3,180	3,281,827
5.550%	03/15/54		993	969,691
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51		328	206,655
4.375%	03/30/44		313	268,383
5.550%	03/15/55		80	78,991
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27		286	281,757

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26	(a)(oo)	1,000	$993,976
Sr. Unsec’d. Notes
5.250%	03/15/32		572	572,203
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.375%	01/13/55		1,485	1,548,925
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31		1,797	1,621,043
4.750%	06/15/46		1,475	1,260,463
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		800	576,302
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28		4,387	4,168,888
2.500%	07/12/31		1,382	1,241,432
3.500%	04/06/28		770	759,285
4.125%	09/30/28		943	940,590
4.375%	09/30/30		4,465	4,437,881
5.125%	06/26/29		2,057	2,108,567
5.750%	09/30/55		520	505,946
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29		1,235	1,273,471
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56	(a)	2,250	2,250,701
7.125%(ff)	12/01/54		3,384	3,556,501
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30		522	461,272
2.900%	03/15/51	(a)	366	229,696
5.150%	09/15/34		140	143,221
5.700%	03/15/54		1,152	1,148,065
5.800%	03/15/55		1,430	1,439,106
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51		418	290,922
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	(a)	32	31,578
5.150%	06/01/45	(a)	96	92,247
5.550%	09/15/54		380	368,833
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		1,350	1,347,761
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		638	543,277
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		454	450,345

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,128	$4,840,012
5.400%	06/01/33	2,351	2,426,376
5.650%	05/09/34	3,118	3,252,856
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	661	579,150
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,123	1,115,968
5.400%	12/15/43	1,117	1,090,667
Nevada Power Co.,
Jr. Sub. Notes
6.250%(ff)	05/15/55	4,380	4,418,960
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.900%	03/15/55	745	755,095
6.375%(ff)	08/15/55	1,855	1,915,209
6.750%(ff)	06/15/54	1,219	1,300,098
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,560	2,546,581
4.734%	10/15/30	1,550	1,549,526
5.407%	10/15/35	2,291	2,283,255
7.000%	03/15/33	1,327	1,467,405
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	964	594,405
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	442	397,821
4.400%	03/01/32	1,151	1,123,378
4.450%	04/15/42	547	452,306
4.500%	07/01/40	3,237	2,824,167
4.550%	07/01/30	1,191	1,185,688
4.600%	06/15/43	683	570,610
5.550%	05/15/29	1,896	1,957,050
6.000%	08/15/35	5	5,253
6.100%	01/15/29	1,157	1,210,863
6.150%	01/15/33	518	549,816
6.400%	06/15/33	2,681	2,892,697
Sr. Sec’d. Notes
3.250%	06/01/31	1,925	1,792,214
PacifiCorp,
First Mortgage
2.900%	06/15/52	963	565,088
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,040	1,099,006
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	980	613,913
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	1,563	1,627,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	1,887	$1,599,365
First Mortgage, Series 36
2.700%	01/15/51	378	227,892
First Mortgage, Series 39
4.500%	06/01/52	408	340,463
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.450%	01/15/36	4,600	4,719,574
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	262	141,741
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	3,060	3,140,016
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41	1,183	1,182,683
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53	4,715	4,463,652
5.400%	04/15/35	2,620	2,715,117
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56	691	706,156
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55	975	969,530
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	4,786	4,811,039
5.250%	03/15/30	1,173	1,203,588
5.700%	03/01/53	305	283,490
5.850%	11/01/27	751	772,130
5.875%	12/01/53	57	54,680
First Mortgage, Series A
4.200%	03/01/29	1,538	1,527,133
First Ref. Mortgage, Series B
3.650%	03/01/28	1,189	1,174,447
First Ref. Mortgage, Series C
3.600%	02/01/45	428	308,151
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	574	547,756
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30	867	865,615
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35	4,335	4,291,154
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,493	2,227,580
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	217	168,282
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	445	395,989

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Union Electric Co.,
First Mortgage
3.900%	04/01/52	208	$158,982
5.200%	04/01/34	1,068	1,100,296
5.250%	01/15/54	1,033	965,341
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,042	1,174,254
5.700%	08/15/53	852	840,075
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	435	390,524
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	426	425,520
5.250%	10/15/35	1,029	1,023,729
5.700%	12/30/34	90	92,632
6.950%	10/15/33	1,500	1,669,125

			170,796,788

Environmental Control — 0.2%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31	6,175	6,465,904
Sr. Sec’d. Notes, 144A
3.500%	09/01/28	680	666,284
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28	1,227	1,264,820

			8,397,008

Foods — 0.7%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	837	873,234
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	600	537,729
3.625%	01/15/32	1,045	976,761
4.375%	02/02/52	1,266	979,344
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA
Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36	3,845	3,902,019
6.375%	04/15/66	1,240	1,232,179
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	2,660	2,199,331
5.500%	06/01/50	1,415	1,323,909
Kroger Co. (The),
Sr. Unsec’d. Notes
5.650%	09/15/64	1,987	1,894,018
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28	3,195	3,238,031
5.000%	03/01/32	1,110	1,143,594
5.200%	03/01/35	4,370	4,487,708
5.650%	05/01/45	1,066	1,075,256

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
5.700%	05/01/55	1,075	$1,073,688
5.800%	05/01/65	1,036	1,040,627
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	600	552,417

			26,529,845

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	430	411,016
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,232	1,283,254
Sr. Unsec’d. Notes
5.800%	02/01/42	183	184,089
5.950%	06/15/41	1,117	1,155,166
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50	1,271	874,301
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	1,810	1,919,603
Gtd. Notes, Series 20-A
1.750%	01/15/31	559	494,731
Gtd. Notes, Series 21A
3.150%	09/30/51	1,363	884,871

			7,207,031

Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28(a)	1,933	1,824,749
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31	2,948	3,075,022
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.500%	02/19/35	2,162	2,242,803

			7,142,574

Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44	883	772,433
6.750%	12/15/37	993	1,094,720
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	779	726,678
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	271	242,774
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54	1,766	1,715,800

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	235	$210,627
6.100%	10/15/52	1,660	1,710,919
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,517	3,504,495
4.600%	11/15/32	2,600	2,580,523
4.625%	03/15/52	600	489,542
5.200%	06/01/28	2,093	2,145,093
5.250%	06/15/49	270	244,410
5.500%	03/01/32	2,750	2,866,334
5.625%	09/01/28	1,761	1,815,296
5.700%	11/15/55	925	883,179
5.875%	02/01/29	2,525	2,630,558
5.950%	09/15/54	401	396,686
6.200%	03/01/55	341	348,079
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	701	521,797
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	237	165,418
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	980	848,636
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	459	464,584
5.000%	12/15/34	2,521	2,550,925
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28	1,651	1,714,968
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	194	187,577
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,427	1,816,378
2.900%	05/15/50	522	333,505
3.050%	05/15/41	358	271,352
3.250%	05/15/51	510	344,773
3.500%	08/15/39	743	619,131
5.350%	02/15/33(a)	1,128	1,175,473
5.375%	04/15/54	445	420,443
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50(a)	608	382,656

			36,195,762

Home Builders — 0.0%
Sekisui House US, Inc.,
Gtd. Notes
6.000%	01/15/43	979	915,468

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.8%
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30	4,495	$4,535,092
Sr. Sec’d. Notes, 144A
5.543%	08/22/35	4,175	4,192,006
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	449	346,035
Corebridge Financial, Inc.,
Jr. Sub. Notes
6.375%(ff)	09/15/54	440	443,705
6.875%(ff)	12/01/30(oo)	908	933,919
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	1,311	1,319,382
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	745	748,211
Guardian Life Global Funding,
Sr. Sec’d. Notes, 144A
4.673%	09/05/32	2,755	2,772,307
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	427	425,413
MetLife Capital Trust IV,
Jr. Sub. Notes, 144A
7.875%	12/15/67	2,705	2,999,560
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	525	498,407
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,539	2,611,088
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	262,501
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	773	676,083
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	822	721,259
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	537	398,581
4.450%	05/15/69	202	158,172
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	598	464,929
6.063%	03/30/40	538	574,678
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	751	515,649
6.850%	12/16/39	2,168	2,496,256

			28,093,233

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 1.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.100%	11/15/30	2,920	$2,929,668
4.700%	11/15/35	2,795	2,796,779
5.450%	11/15/55	825	809,990
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	665	398,467
4.650%	11/20/35	5,470	5,447,153
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52(a)	2,448	1,994,210
4.600%	11/15/32	1,644	1,657,490
4.875%	11/15/35	2,860	2,857,807
5.400%	08/15/54	4,024	3,744,133
5.500%	11/15/45	1,770	1,720,311
5.550%	08/15/64	848	787,733
5.600%	05/15/53	954	914,220
5.625%	11/15/55	2,185	2,100,692
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	2,826	2,946,048
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	2,326	2,330,842
Sr. Unsec’d. Notes
4.800%	09/15/35	1,970	1,955,394
5.350%	09/15/54(a)	1,972	1,874,600

			37,265,537

Investment Companies — 0.0%
CFAMC II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	340,007

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes, 144A
6.000%(ff)	02/25/56	2,208	2,203,142

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31	1,435	1,466,184

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,455	1,489,454

Machinery-Diversified — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	2,251	2,327,127
6.400%	04/15/33	549	590,512

			2,917,639

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,520	$1,396,817
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,231	1,151,874
3.500%	06/01/41	3,598	2,557,804
3.500%	03/01/42	2,279	1,577,060
3.700%	04/01/51	1,721	1,083,919
4.800%	03/01/50	1,316	989,508
5.850%	12/01/35(a)	2,130	2,127,476
6.484%	10/23/45	1,938	1,823,010
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,678	1,496,880
2.650%	02/01/30	4,658	4,392,594
2.800%	01/15/51	1,921	1,114,500
2.887%	11/01/51	4,521	2,646,564
2.937%	11/01/56	5,129	2,884,341
3.750%	04/01/40	1,717	1,413,989
Gtd. Notes, 144A
5.168%	01/15/37	811	799,818
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	746	574,168
5.500%	09/01/41	1,490	1,307,017
5.875%	11/15/40	1,764	1,633,270
6.550%	05/01/37	883	900,719

			31,871,328

Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes,144A
2.625%	09/10/30	2,461	2,271,823
5.750%	04/05/34	1,250	1,312,887
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	256,141
Sr. Unsec’d. Notes, 144A
6.780%	01/13/55	1,729	1,859,211
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	1,690	1,638,151
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.186%	04/01/30	780	800,231
5.400%	05/08/28	1,501	1,538,905
5.673%	04/01/35	3,763	3,928,786
6.375%	10/06/30	1,257	1,351,389

			14,957,524

Miscellaneous Manufacturing — 0.1%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	1,900	1,644,392

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 1.6%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,726	$1,749,403
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54	883	851,367
5.700%	09/15/63	1,576	1,522,317
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55	2,697	2,592,825
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	1,379	1,304,253
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,110	2,085,563
5.950%	05/15/54	2,089	2,073,543
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/31	1,795	1,801,511
EQT Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/29	1,412	1,414,353
4.750%	01/15/31	3,570	3,593,612
6.375%	04/01/29	2,920	3,023,795
7.500%	06/01/30	931	1,023,992
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	3,078	3,040,535
5.375%	02/01/29	202	202,292
5.375%	03/15/30	3,705	3,761,334
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,619,188
6.750%	04/15/29	3,112	3,130,803
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	1,936	1,776,072
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	1,881	1,945,369
6.000%	01/15/40	2,925	3,166,232
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	512	438,645
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45	1,250	1,003,195
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	724	768,426
6.500%	08/15/34	427	458,754
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,790	2,527,807
2.150%	01/15/31	3,236	2,937,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,619	$1,512,362
5.750%	11/13/35	1,750	1,741,150
6.875%	09/19/33	1,385	1,507,583
Shell Finance US, Inc.,
Gtd. Notes, 144A
5.125%	10/15/41	1,300	1,267,619
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,456	1,097,478
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	344	322,790
5.638%	04/05/64	1,581	1,528,920

			58,790,283

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
5.100%	03/17/30(a)	1,110	1,139,299
5.500%	03/17/35(a)	1,770	1,830,317
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31	739	780,578
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29	1,404	1,415,672
5.000%	09/01/34(a)	1,590	1,575,078

			6,740,944

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	750	669,627
4.250%	11/21/49	3,892	3,209,772
4.400%	11/06/42	534	476,351
4.625%	10/01/42	1,113	1,015,275
5.500%	03/15/64	1,015	987,008
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	669	476,250
3.700%	03/15/52	300	220,562
3.900%	03/15/62	768	557,430
5.200%	02/22/34	418	434,690
5.550%	02/22/54	4,640	4,561,104
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/35(a)	1,264	1,285,165
Cencora, Inc.,
Sr. Unsec’d. Notes
2.800%	05/15/30	1,949	1,835,197
4.850%	12/15/29	322	329,256
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	234	221,002
5.875%	06/01/53	2,309	2,241,969

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	336	$316,320
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.650%	10/15/65	590	595,368
Merck & Co., Inc.,
Sr. Unsec’d. Notes, SOFR + 0.570%
4.316%(c)	03/15/29	1,145	1,147,219
Sr. Unsec’d. Notes
5.150%	05/17/63	340	312,579
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	651	657,159
5.340%	05/19/63	2,049	1,892,665
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.650%	07/05/44	329	330,366
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,452	3,157,729
4.700%	02/01/43	1,060	972,860
5.000%	08/17/35	385	389,327

			28,292,250

Pipelines — 2.7%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	2,917	2,850,009
5.125%	06/30/27	1,336	1,349,228
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,390	2,205,701
4.500%	10/01/29	2,999	3,007,893
5.750%	08/15/34	1,276	1,332,643
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,446	1,445,078
Colonial Enterprises, Inc.,
Gtd. Notes, 144A
5.627%	11/15/35	1,535	1,548,604
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
4.999%	11/17/32	2,335	2,335,711
5.097%	10/01/31	813	827,236
6.042%	08/15/28	354	367,961
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	455	481,650
5.962%	02/15/55	1,085	1,069,254
6.036%	11/15/33	828	886,347
DT Midstream, Inc.,
Gtd. Notes, 144A
4.125%	06/15/29	1,856	1,833,099
4.375%	06/15/31	1,435	1,405,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,205	$1,205,445
6.000%	02/01/29	3,643	3,686,229
7.375%	02/01/31	4,216	4,383,230
Jr. Sub. Notes
6.500%(ff)	02/15/56	3,588	3,577,812
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,688,141
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,407,044
Sr. Unsec’d. Notes
5.950%	05/15/54	635	602,529
6.200%	04/01/55	1,520	1,491,574
6.550%	12/01/33	728	798,840
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	01/15/36	1,010	1,027,958
Gtd. Notes, Series H
6.650%	10/15/34	1,382	1,556,318
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.500%	10/15/30	4,940	4,993,381
6.500%	06/01/29	1,005	1,040,168
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	662	584,476
6.375%	03/01/41	1,130	1,207,745
Kinder Morgan, Inc.,
Gtd. Notes
5.150%	06/01/30	930	961,659
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	4,057	4,091,651
MPLX LP,
Sr. Unsec’d. Notes
5.400%	09/15/35	3,835	3,863,914
5.950%	04/01/55	1,504	1,451,269
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	858	862,065
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	442	295,797
4.300%	01/15/49	318	255,882
ONEOK, Inc.,
Gtd. Notes
5.050%	04/01/45	542	478,169
5.375%	06/01/29	543	559,828
5.400%	10/15/35	960	970,522
5.600%	04/01/44	1,895	1,795,572
6.100%	11/15/32	270	289,015
6.625%	09/01/53	756	793,172
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.600%	01/15/36	1,885	1,909,065

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	2,728	$2,730,527
4.500%	05/15/30	1,430	1,436,993
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes
4.911%	09/01/27	848	854,874
5.026%	10/01/29	2,389	2,420,858
Targa Resources Corp.,
Gtd. Notes
5.400%	07/30/36	1,775	1,778,935
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.600%	03/31/34	820	851,206
6.100%	06/01/40	574	602,852
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	2,135	2,117,066
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,060	1,060,191
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	2,850	2,677,009
4.125%	08/15/31	700	636,902
6.250%	01/15/30	2,095	2,118,877
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.750%	01/15/36	324	331,623
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	1,775	1,616,503
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.800%	11/15/29	2,712	2,762,940
5.300%	08/15/28	3,391	3,491,414

			98,263,024

Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	3,820	3,231,102
3.550%	03/15/52	1,183	803,435
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	12/15/32	965	966,726
5.200%	02/15/29	2,424	2,494,534
5.450%	02/15/34	1,325	1,376,081
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.850%	02/15/33	1,315	1,318,460
5.500%	02/15/34	745	768,483
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	553	504,647
4.500%	10/15/30	1,122	1,116,985

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/29	883	$881,309
5.000%	01/11/28	784	796,145
5.600%	06/01/29	2,163	2,244,623
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
4.600%	11/15/30	1,100	1,103,539
5.500%	06/15/34	3,152	3,262,204
ERP Operating LP,
Sr. Unsec’d. Notes
4.950%	06/15/32	980	1,002,252
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,101	1,045,235
Extra Space Storage LP,
Gtd. Notes
4.950%	01/15/33	585	590,866
5.500%	07/01/30	1,352	1,407,653
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35	790	806,866
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.650%	01/15/33	1,030	1,027,627
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	505	316,190
3.100%	04/15/50	1,546	1,002,449
3.500%	04/15/51	1,050	740,476
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	667	598,487
5.125%	04/15/35	530	539,082
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,116	1,069,655
Simon Property Group LP,
Sr. Unsec’d. Notes
5.125%	10/01/35	2,575	2,613,168
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34	2,497	2,524,315
Gtd. Notes, MTN
1.900%	03/15/33	880	726,966
4.400%	01/26/29	595	597,708
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	3,731	3,550,911
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,368	2,135,200
2.450%	02/01/32	343	302,400

			43,465,779

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.2%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,426	$818,106
3.300%	04/15/40	501	410,141
3.350%	04/15/50	547	386,397
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	4,269	3,067,799
5.625%	04/15/53(a)	1,225	1,188,958
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	570	465,467
4.400%	02/12/31	2,035	2,050,282

			8,387,150

Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes
3.750%	02/15/51	502	379,690
Sr. Unsec’d. Notes
3.419%	04/15/33	1,003	928,583
3.469%	04/15/34	733	669,691
4.550%	02/15/32	450	451,245
4.800%	02/15/36	1,595	1,572,996
4.900%	07/15/32	2,070	2,112,703
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,572	3,078,897
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	905	934,492
6.100%	01/25/36	915	958,188
6.250%	01/25/35	4,150	4,404,005
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	1,225	992,639
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31(a)	1,745	1,616,362
4.750%	07/15/30	250	253,358
Sr. Unsec’d. Notes
5.450%	07/15/35(a)	1,885	1,941,703
5.750%	02/15/29	3,006	3,136,206
5.950%	09/15/33	3,452	3,690,382
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/09/33	1,680	1,786,134
6.050%	11/01/35	1,612	1,720,826

			30,628,100

Software — 0.5%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51(a)	598	553,474
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,205	736,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	774	$573,934
3.600%	04/01/50	3,756	2,337,955
3.650%	03/25/41	3,095	2,259,897
3.950%	03/25/51	314	206,657
4.375%	05/15/55	1,205	833,262
5.375%	09/27/54	485	392,852
6.000%	08/03/55	2,341	2,068,825
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30	710	712,984
4.500%	10/15/29	795	802,655
4.750%	02/15/32	530	535,363
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	1,530	1,109,603
Synopsys, Inc.,
Sr. Unsec’d. Notes
4.850%	04/01/30	1,570	1,602,767
5.000%	04/01/32	749	764,791
5.700%	04/01/55	52	51,626
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.400%	06/12/29	513	530,456

			16,073,757

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	2,921	2,493,781
3.500%	06/01/41	2,681	2,106,292
3.500%	09/15/53	512	343,077
3.550%	09/15/55	2,055	1,369,367
3.650%	09/15/59	1,063	702,434
4.900%	11/01/35	1,665	1,644,595
5.400%	02/15/34	938	972,614
5.550%	11/01/45	2,710	2,610,374
5.700%	11/01/54	4,400	4,221,731
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
5.502%	07/16/35	665	687,736
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	4,493	4,227,758
5.300%	02/15/34	2,199	2,214,878
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,351	1,450,038
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	2,649	2,530,894
3.300%	02/15/51	2,665	1,781,403
3.875%	04/15/30	3,130	3,076,441
5.125%	05/15/32	1,947	2,003,135
6.700%	12/15/33	1,598	1,790,394

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	5,024		$4,420,180
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	3,924		3,968,188
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	623		601,524

				45,216,834

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	362		289,508
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51	4,075		2,691,444
4.700%	05/01/48	1,285		1,130,664
4.950%	08/15/45	285		257,035
5.950%	05/15/37	330		355,815
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	347		260,378
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	439		289,008
3.950%	10/01/42	517		429,581
4.450%	06/15/45	1,030		890,148

				6,593,581

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.900%	10/10/30	2,235		2,246,443

TOTAL CORPORATE BONDS (cost $1,271,490,513)				1,296,685,414

MUNICIPAL BONDS — 0.0%
California — 0.0%
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	—	(r)	—

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	93		101,123
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	342		362,279

				463,402

New York — 0.0%
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415		343,611

TOTAL MUNICIPAL BONDS (cost $805,903)				807,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Connecticut Avenue Securities Trust,
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.824%(c)	09/25/45	1,696	$1,696,549
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	59	9,846
Series 383, Class 60, IO
6.500%	10/25/37	25	4,547
Series 417, Class C11, IO
2.500%	02/25/28	300	5,975
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
6.045%(c)	07/25/35	17	19,653
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	6	6,330
Series 2006-044, Class P, PO
2.410%(s)	12/25/33	12	10,857
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
2.601%(c)	04/25/36	73	6,916
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	22	23,329
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.761%(c)	06/25/37	75	7,902
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
2.411%(c)	11/25/37	144	11,851
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
2.461%(c)	12/25/37	135	16,171
Series 2008-85, Class EB
5.000%	09/25/28	4	3,995
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
2.011%(c)	03/25/38	60	2,317
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
2.261%(c)	01/25/40	133	14,115
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
2.261%(c)	01/25/40	88	8,406
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
2.431%(c)	04/25/40	37	2,429
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
4.683%(c)	03/25/40	20	20,242
Series 2013-13, Class IK, IO
2.500%	03/25/28	106	2,033
Series 2021-86, Class T
2.500%	09/25/48	17,152	15,457,595
Series 2022-88, Class BV
5.500%	11/25/33	2,591	2,656,070

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-14, Class CA
5.000%	01/25/46	5,066	$5,197,887
Series 2024-67, Class FA, 30 Day Average SOFR + 1.170% (Cap 6.500%, Floor 1.170%)
5.044%(c)	09/25/54	7,593	7,616,619
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.175%(s)	05/25/44	138	102,179
Series 2004-W12, Class 1PO, PO
1.267%(s)	07/25/44	91	77,884
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.899%(s)	02/25/44	138	102,589
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	7	7,525
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
18.861%(c)	03/15/32	2	2,816
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
6.103%(c)	02/15/35	26	26,534
Series 3126, Class AO, PO
1.830%(s)	03/15/36	12	10,900
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
2.152%(c)	08/15/36	71	5,010
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
3.102%(c)	09/15/26	6	45
Series 3237, Class BO, PO
2.639%(s)	11/15/36	126	107,524
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
6.848%(c)	04/15/37	7	7,250
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
6.308%(c)	04/15/37	6	6,342
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.902%(c)	11/15/37	14	1,002
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
2.242%(c)	12/15/39	139	9,375
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.902%(c)	10/15/40	43	3,772
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	45	43,661
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	56	55,348
Series 4030, Class IL, IO
3.500%	04/15/27	13	90

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5195, Class CA
2.500%	12/25/47	13,502	$12,267,712
Series 5202, Class AK
3.000%	10/25/49	2,984	2,772,096
Series 5470, Class FG, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 1.200%)
5.074%(c)	11/25/54	10,214	10,249,966
Series 5472, Class FE, 30 Day Average SOFR + 1.350% (Cap 6.500%, Floor 1.350%)
5.224%(c)	11/25/54	10,200	10,272,127
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	87	1,327
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	437	437,178
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
2.252%(c)	09/20/34	23	200
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
2.652%(c)	06/20/36	100	700
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.802%(c)	04/20/37	112	3,100
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
2.662%(c)	05/20/37	281	15,126
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
2.642%(c)	10/20/37	197	1,103
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
2.892%(c)	08/20/38	151	6,325
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
3.702%(c)	09/20/38	76	1,930
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
2.952%(c)	05/20/37	194	8,488
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	390	2,263
Series 2009-065, Class LB
6.000%	07/16/39	13	13,267
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
2.152%(c)	02/20/38	142	3,150
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.902%(c)	06/20/37	87	3,787
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	626	1,397
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
2.252%(c)	11/20/34	87	591

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-085, Class ID, IO
6.000%	09/20/39	58		$4,169
Series 2010-157, Class OP, PO
1.631%(s)	12/20/40	102		88,234
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
4.544%(c)	04/20/60	—	(r)	203
Series 2013-184, Class KZ
2.500%	12/20/43	901		703,503
Series 2013-H04, Class BA
1.650%	02/20/63	3		2,570
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
4.387%(c)	02/20/62	5		4,824
Series 2025-01, Class GC
3.500%	10/20/51	6,734		6,511,070

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $75,128,592)				76,747,886

SOVEREIGN BONDS — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200		138,562
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.625%	02/19/35	4,355		4,538,345
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.771%	05/24/61	924		568,260
4.280%	08/14/41	2,969		2,381,138
6.000%	05/07/36	3,717		3,771,826
6.338%	05/04/53	2,406		2,289,309
Sr. Unsec’d. Notes, Series 10
5.625%	09/22/35	4,335		4,281,896
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566		373,843
4.500%	04/01/56	200		149,800

TOTAL SOVEREIGN BONDS (cost $18,370,612)				18,492,979

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.9%
Federal Farm Credit Bank
0.680%	08/26/26	5,000		4,902,113
1.680%	09/17/35	12,090		9,336,163
2.100%	02/25/36	6,800		5,381,951
2.350%	03/10/36	6,390		5,181,608
2.500%	04/14/36	4,000		3,277,814
2.750%	02/02/37	7,490		6,178,651
3.360%	02/23/37	20,000		17,445,112
Federal Home Loan Bank
1.750%	04/23/30	658		600,153
1.830%	03/11/30	756		691,103
1.930%	02/11/36	12,980		10,124,657
2.090%	02/22/36	10,795		8,542,811

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
2.500%	02/01/51	868		$748,855
2.500%	02/01/51	1,783		1,538,033
2.500%	03/01/51	4,583		3,957,232
2.500%	09/01/51	3,453		2,946,128
2.500%	12/01/51	353		303,921
2.500%	01/01/52	3,887		3,308,466
2.500%	01/01/52	19,843		17,091,423
2.500%	01/01/52	20,047		17,301,948
2.500%	03/01/52	6,012		5,112,895
2.500%	04/01/52	36,560		31,082,771
2.500%	05/01/52	16,670		14,167,918
3.000%	05/01/42	23		21,106
3.000%	05/01/42	549		512,501
3.000%	07/01/42	4		3,908
3.000%	08/01/42	5		4,823
3.000%	08/01/42	7		6,285
3.000%	08/01/42	33		30,237
3.000%	10/01/42	6		5,255
3.000%	10/01/42	21		19,447
3.000%	12/01/42	6		5,435
3.000%	01/01/43	43		40,069
3.000%	02/01/43	52		47,741
3.000%	02/01/43	145		134,532
3.000%	03/01/43	322		297,697
3.000%	03/01/43	333		308,151
3.000%	06/01/43	320		294,407
3.000%	02/01/47	1,800		1,642,629
3.000%	09/01/49	2,299		2,088,068
3.000%	07/01/50	731		651,995
3.000%	08/01/50	34,841		31,596,006
3.000%	12/01/50	3,068		2,770,168
3.000%	11/01/51	6,901		6,157,779
3.000%	02/01/52	17,253		15,358,183
3.000%	03/01/52	1,751		1,566,821
3.000%	03/01/52	8,347		7,514,244
3.000%	03/01/52	18,099		16,292,677
3.000%	05/01/52	3,572		3,187,244
3.500%	03/01/32	154		152,280
3.500%	11/01/48	4,685		4,459,460
3.500%	02/01/49	171		162,204
3.500%	07/01/50	1,289		1,208,204
3.500%	07/01/52	8,383		7,806,975
3.500%	07/01/52	48,137		44,611,518
4.000%	02/01/26	1		674
4.000%	01/01/32	101		101,133
4.000%	02/01/41	4		3,779
4.000%	02/01/41	7		7,316
4.000%	10/01/42	137		133,930
4.000%	05/01/48	476		459,777
4.000%	07/01/48	401		388,263
4.500%	08/01/30	34		34,080
4.500%	09/01/50	142		140,458
4.500%	09/01/52	42,388		41,575,390
5.000%	06/01/30	26		25,905
5.000%	04/01/33	6		6,035
5.000%	08/01/33	—(r	)	362
5.000%	08/01/33	66		66,639

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	09/01/33	—(r	)	$145
5.000%	09/01/33	1		1,086
5.000%	10/01/33	—(r	)	220
5.000%	04/01/34	—(r	)	277
5.000%	11/01/34	2		1,619
5.000%	12/01/34	21		20,871
5.000%	12/01/34	43		43,727
5.000%	07/01/35	—(r	)	283
5.000%	11/01/35	—(r	)	2
5.000%	04/01/37	50		51,729
5.000%	01/01/39	14		13,924
5.000%	04/01/39	71		73,108
5.000%	07/01/39	6		5,703
5.000%	10/01/40	189		194,373
5.000%	03/01/49	30		30,602
5.000%	03/01/49	241		244,908
5.000%	11/01/49	347		350,533
5.000%	07/01/52	10,244		10,270,358
5.000%	09/01/52	26,700		26,782,012
5.000%	11/01/53	5,333		5,337,153
5.000%	12/01/53	19,221		19,224,992
5.000%	12/01/55	2,800		2,803,483
5.500%	04/01/27	3		3,265
5.500%	01/01/33	16		15,966
5.500%	06/01/35	103		108,088
5.500%	12/01/52	753		766,910
5.500%	01/01/53	6,963		7,088,398
5.500%	05/01/53	37,513		38,165,710
5.500%	07/01/53	15,586		15,850,202
5.500%	10/01/54	16,596		16,972,101
5.500%	11/01/54	12,514		12,691,470
5.500%	12/01/55	2,120		2,159,987
5.500%	12/01/55	3,304		3,364,451
6.000%	01/01/53	10,681		11,011,694
6.000%	06/01/53	3,253		3,350,386
6.000%	07/01/53	3,201		3,296,583
6.000%	08/01/53	3,455		3,568,789
6.000%	08/01/53	14,502		15,144,019
6.000%	10/01/53	33,224		34,688,946
6.000%	11/01/53	6,825		7,023,100
6.000%	12/01/53	8,266		8,522,598
6.000%	01/01/54	3,697		3,825,026
6.000%	02/01/54	2,880		2,966,095
6.000%	07/01/54	33,476		34,758,255
6.000%	10/01/54	9,127		9,433,104
6.000%	11/01/54	1,450		1,490,183
6.000%	07/01/55	2,589		2,670,781
6.000%	10/01/55	1,996		2,056,420
6.000%	10/01/55	3,523		3,635,229
6.500%	08/01/27	6		6,442
6.500%	01/01/29	2		2,483
6.500%	05/01/54	12,029		12,553,738
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.708%, Floor 2.135%)
6.218%(c)	10/01/36	12		12,462
Federal National Mortgage Assoc.
2.500%	08/01/50	831		716,720
2.500%	03/01/51	421		362,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/01/51	19,375	$16,506,173
2.500%	11/01/51	17,000	14,497,209
2.500%	04/01/52	2,341	2,017,473
2.500%	05/01/52	3,754	3,234,894
3.000%	11/01/42	8	7,839
3.000%	12/01/42	8	7,190
3.000%	12/01/42	8	7,250
3.000%	12/01/42	11	10,287
3.000%	12/01/42	18	16,792
3.000%	12/01/42	20	18,395
3.000%	12/01/42	23	21,078
3.000%	12/01/42	80	74,305
3.000%	12/01/42	288	266,218
3.000%	01/01/43	2	2,182
3.000%	01/01/43	4	3,758
3.000%	01/01/43	5	4,327
3.000%	01/01/43	5	4,825
3.000%	01/01/43	6	5,329
3.000%	01/01/43	7	6,919
3.000%	01/01/43	9	8,222
3.000%	01/01/43	12	10,711
3.000%	01/01/43	14	13,142
3.000%	01/01/43	15	13,420
3.000%	01/01/43	20	18,060
3.000%	01/01/43	25	23,263
3.000%	01/01/43	34	31,526
3.000%	01/01/43	66	61,441
3.000%	03/01/43	8	7,667
3.000%	03/01/43	9	8,341
3.000%	03/01/43	63	59,219
3.000%	03/01/43	169	156,471
3.000%	03/01/43	543	502,043
3.000%	04/01/43	16	14,914
3.000%	04/01/43	28	26,343
3.000%	04/01/43	43	39,396
3.000%	04/01/43	81	74,814
3.000%	04/01/43	88	81,352
3.000%	04/01/43	94	86,699
3.000%	04/01/43	667	616,475
3.000%	05/01/43	30	27,781
3.000%	05/01/43	39	35,774
3.000%	05/01/43	87	80,527
3.000%	05/01/43	162	149,646
3.000%	05/01/43	171	158,487
3.000%	05/01/43	337	311,656
3.000%	03/01/44	399	365,941
3.000%	10/01/49	499	452,654
3.000%	03/01/50	10,107	9,095,203
3.000%	05/01/50	363	330,546
3.000%	07/01/50	341	302,525
3.000%	07/01/50	2,575	2,336,276
3.000%	08/01/50	710	630,417
3.000%	04/01/51	5,962	5,342,796
3.000%	07/01/51	19,517	17,416,202
3.000%	08/01/51	182	164,419
3.000%	08/01/51	4,054	3,617,251
3.000%	08/01/51	11,253	10,159,058
3.000%	10/01/51	31,025	27,685,058

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/51	5,416		$4,879,084
3.000%	01/01/52	5,738		5,123,823
3.000%	02/01/52	3,533		3,152,931
3.000%	03/01/52	2,160		1,936,109
3.000%	05/01/52	4,197		3,719,644
3.000%	05/01/52	7,348		6,557,284
3.000%	07/01/52	4,544		4,086,398
3.000%	07/01/52	8,972		7,960,148
3.000%	08/01/52	4,818		4,270,525
3.500%	TBA	5,860		5,398,754
3.500%	08/01/32	111		109,907
3.500%	10/01/32	336		330,875
3.500%	04/01/33	52		50,541
3.500%	04/01/33	137		134,618
3.500%	05/01/33	180		175,723
3.500%	07/01/42	362		345,764
3.500%	09/01/42	179		170,296
3.500%	10/01/42	176		167,278
3.500%	01/01/43	226		214,473
3.500%	07/01/43	211		200,376
3.500%	08/01/45	159		151,220
3.500%	11/01/48	4,377		4,160,482
3.500%	05/01/49	2,834		2,650,117
3.500%	07/01/49	4,130		3,860,216
3.500%	07/01/50	295		275,822
3.500%	08/01/52	4,002		3,733,829
3.500%	08/01/52	4,006		3,748,431
4.000%	09/01/42	172		167,976
4.000%	10/01/42	403		396,096
4.000%	11/01/45	149		144,062
4.000%	06/01/46	237		230,803
4.000%	10/01/46	18		17,869
4.000%	10/01/46	103		99,054
4.000%	05/01/47	233		225,673
4.000%	06/01/47	196		190,221
4.000%	10/01/47	226		220,033
4.000%	10/01/47	4,407		4,259,839
4.000%	12/01/47	296		286,748
4.000%	01/01/48	706		683,961
4.000%	02/01/48	215		208,901
4.000%	02/01/48	573		554,509
4.000%	06/01/48	430		416,773
4.000%	06/01/48	440		425,910
4.000%	07/01/48	161		155,770
4.000%	07/01/48	185		178,337
4.000%	07/01/48	229		221,342
4.000%	09/01/48	512		492,971
4.000%	07/01/49	289		278,881
4.000%	10/01/52	1,007		960,816
4.500%	06/01/26	5		4,643
4.500%	09/01/26	2		1,775
4.500%	10/01/42	657		660,574
4.500%	04/01/44	314		314,043
4.500%	10/01/44	1,230		1,230,220
4.500%	12/01/44	56		55,658
4.500%	07/01/47	720		714,859
4.500%	11/01/47	364		361,410
5.000%	01/01/26	—(r	)	356

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	09/01/29	18		$17,760
5.000%	12/01/29	24		24,350
5.000%	10/01/39	262		269,858
5.000%	01/01/40	341		351,012
5.000%	07/01/41	65		66,960
5.000%	10/01/43	—(r	)	286
5.000%	05/01/44	78		79,628
5.000%	12/01/44	220		223,646
5.000%	01/01/45	129		130,760
5.000%	06/01/47	13		12,903
5.000%	05/01/48	2		2,162
5.000%	07/01/48	73		74,157
5.000%	11/01/48	1,775		1,804,507
5.000%	02/01/49	3		3,386
5.000%	02/01/49	73		74,034
5.000%	03/01/49	3		3,126
5.000%	11/01/49	44		44,911
5.000%	11/01/49	171		172,951
5.000%	12/01/49	372		375,236
5.000%	01/01/50	174		176,506
5.000%	07/01/52	8,597		8,610,662
5.000%	11/01/52	38,519		38,574,461
5.000%	12/01/52	7,649		7,659,729
5.000%	05/01/53	7,387		7,404,807
5.500%	06/01/26	—(r	)	307
5.500%	05/01/28	10		10,572
5.500%	05/01/33	64		65,044
5.500%	06/01/33	19		19,213
5.500%	10/01/33	28		29,129
5.500%	01/01/34	86		88,413
5.500%	02/01/35	39		39,619
5.500%	04/01/36	24		23,917
5.500%	04/01/37	50		51,302
5.500%	01/01/38	38		38,918
5.500%	12/01/52	16,064		16,372,476
5.500%	05/01/53	13,274		13,508,380
5.500%	07/01/53	55,091		56,036,627
5.500%	07/01/54	2,344		2,396,587
5.500%	12/01/54	6,518		6,674,950
5.500%	12/01/54	15,537		15,799,248
5.500%	03/01/55	11,102		11,358,112
5.500%	07/01/55	977		991,353
5.500%	11/01/55	1,507		1,533,170
5.500%	11/01/55	2,902		2,950,138
5.500%	11/01/55	10,473		10,622,028
6.000%	10/01/27	10		10,450
6.000%	11/01/27	9		9,385
6.000%	04/01/28	6		5,838
6.000%	05/01/28	6		5,684
6.000%	04/01/34	5		4,709
6.000%	09/01/52	5,559		5,761,744
6.000%	12/01/52	1,062		1,094,028
6.000%	12/01/52	5,382		5,560,189
6.000%	01/01/53	11,944		12,284,448
6.000%	07/01/53	10,950		11,304,025
6.000%	09/01/53	809		832,351
6.000%	04/01/54	7,681		7,901,292
6.000%	08/01/54	1,734		1,780,634

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	09/01/54	2,343	$2,408,421
6.500%	09/01/28	3	2,663
6.500%	05/01/37	4	3,953
6.500%	11/01/53	11,673	12,215,212
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate
CMT + 2.375% (Cap 10.750%, Floor 2.375%)
6.406%(c)	09/01/37	27	27,057
Government National Mortgage Assoc.
2.000%	08/20/50	349	289,242
2.000%	09/20/50	541	448,341
2.000%	04/20/52	22,841	18,922,135
3.000%	08/20/52	14,228	12,816,250
3.000%	10/20/52	9,758	8,791,631
3.000%	12/20/52	17,288	15,568,990
4.000%	02/20/41	2	1,974
4.000%	10/20/41	—(r)	483
4.000%	11/20/41	3	3,178
4.000%	04/20/42	2	1,730
4.000%	10/20/42	1	1,079
4.000%	08/20/43	17	16,239
4.000%	03/20/44	2	1,529
4.000%	05/20/44	2	1,867
4.000%	11/20/44	135	130,638
4.000%	05/20/45	14	13,761
4.000%	06/20/45	202	194,862
4.000%	07/20/45	627	606,453
4.000%	10/20/52	11,199	10,653,231
4.500%	11/15/39	137	137,398
4.500%	02/20/50	2,365	2,341,260
4.500%	03/20/50	489	483,379
4.500%	04/20/50	1,020	1,008,626
5.000%	11/15/39	448	458,745
5.000%	07/15/40	115	116,709
5.000%	07/20/49	150	152,257
5.000%	08/20/52	1,131	1,133,245
5.000%	09/20/52	15,188	15,229,013
5.000%	11/20/52	15,879	15,904,547
5.500%	07/20/54	8,594	8,768,221
5.500%	09/20/54	12,637	12,896,585
5.500%	09/20/54	16,811	17,151,288
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	384,124

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,279,574,448)			1,294,418,237

U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Bonds
1.375%	08/15/50	23,334	11,499,287
1.875%	02/15/51	5,775	3,233,098
1.875%	11/15/51	5,255	2,910,777
2.250%	08/15/49	6,065	3,811,473
2.375%	11/15/49	30	19,303
2.875%	05/15/43	2,638	2,049,808
2.875%	05/15/52	1,050	735,164
3.000%	08/15/52	110	78,925
3.125%	05/15/48	65	49,451
3.375%	05/15/44	4,670	3,859,317
3.625%	08/15/43	1,840	1,590,163

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.625%	02/15/53	15,989	$12,968,578
3.625%	05/15/53	2,020	1,636,831
3.750%	11/15/43	416	364,975
3.875%	08/15/40	2,315	2,145,716
3.875%	02/15/43	12,202	10,995,146
4.000%	11/15/42	6,499	5,964,863
4.000%	11/15/52	17,103	14,858,318
4.125%	08/15/44	3,420	3,143,728
4.125%	08/15/53	1,760	1,560,900
4.250%	02/15/54	11,362	10,291,487
4.375%	05/15/40	1,247	1,227,126
4.375%	08/15/43	8,090	7,737,327
4.500%	11/15/54	12,100	11,436,391
4.625%	02/15/40	3,790	3,834,414
4.625%	05/15/44	6,120	6,017,681
4.625%	11/15/44	15,000	14,718,750
4.750%	08/15/55	1,475	1,453,336
4.875%	08/15/45	585	591,490
5.000%	05/15/45	14,575	14,982,645
U.S. Treasury Notes
0.375%	01/31/26(k)	7,120	7,099,419
0.500%	02/28/26	938	933,090
0.625%	07/31/26	6,883	6,767,387
0.750%	03/31/26	10,960	10,885,078
0.750%	04/30/26	5,560	5,508,744
1.000%	07/31/28	2,587	2,427,334
1.250%	03/31/28	2,470	2,350,938
1.250%	06/30/28	2,600	2,460,656
1.375%	10/31/28	780	734,845
1.750%	12/31/26	5,696	5,597,210
2.500%	03/31/27	580	572,863
2.625%	05/31/27	4,434	4,380,653
2.750%	07/31/27	4,970	4,913,893
3.375%	05/15/33	4,040	3,885,975
3.500%	09/30/27(k)	430	430,118
3.500%	10/15/28	31,220	31,190,731
3.500%	02/15/33	90	87,497
3.625%	03/31/28	11,400	11,431,172
3.625%	08/31/29	18,000	18,000,000
3.875%	01/15/26	7,200	7,199,719
3.875%	05/31/27(k)	2,807	2,821,364
3.875%	11/30/27	16,722	16,840,883
3.875%	12/31/27	2,960	2,982,200
3.875%	03/15/28	8,190	8,255,904
3.875%	06/15/28	9,565	9,646,452
3.875%	07/15/28	8,235	8,305,126
3.875%	07/31/30	5,130	5,168,475
4.000%	06/30/28	2,760	2,792,128
4.000%	04/30/32	6,245	6,287,934
4.000%	07/31/32	6,315	6,351,509
4.125%	10/31/27	2,376	2,402,359
4.125%	11/15/27	46,405	46,936,120
4.125%	10/31/29	29,000	29,498,437
4.125%	11/30/29	97,605	99,297,837
4.250%	02/15/28	7,470	7,584,384
4.250%	05/15/35	2,360	2,381,387
4.250%	08/15/35	1,880	1,894,981
4.375%	07/31/26	25,265	25,380,469

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.500%	07/15/26	4,350	$4,372,260
4.625%	02/28/26	7,325	7,334,156
U.S. Treasury Strips Coupon
4.699%(s)	02/15/31	75,000	61,559,921
4.706%(s)	11/15/31	33,065	26,247,083
4.717%(s)	11/15/40	6,486	3,171,990
4.736%(s)	02/15/41	4,165	2,006,829
5.072%(s)	02/15/40	13,080	6,685,518
5.113%(s)	08/15/41	7,200	3,367,201

TOTAL U.S. TREASURY OBLIGATIONS (cost $688,156,468)			682,196,697

TOTAL LONG-TERM INVESTMENTS (cost $3,425,336,335)			3,462,523,944

		Shares
SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)		115,963,831	115,963,831
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $60,650,715; includes $60,453,633 of cash collateral for securities on loan)(b)(wb)		60,697,063	60,660,645

TOTAL AFFILIATED MUTUAL FUNDS (cost $176,614,546)			176,624,476

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
3.744%	03/17/26	3,798	3,770,863

(cost $3,768,706)

OPTIONS PURCHASED*~ — 0.0% (cost $393,750)			3,600

TOTAL SHORT-TERM INVESTMENTS (cost $180,777,002)			180,398,939

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.1% (cost $3,606,113,337)			3,642,922,883

Value

OPTION WRITTEN*~ — (0.0)% (premiums received $281,250)	$(3,600)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.1% (cost $3,605,832,087)	3,642,919,283

Liabilities in excess of other assets(z) — (1.1)%	(39,425,167)

NET ASSETS — 100.0%	$3,603,494,116

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,140,362; cash collateral of $60,453,633 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	01/23/26	$130.00	1,800	1,800	$1,800
20 Year U.S. Treasury Bonds Futures	Call	01/23/26	$140.00	1,800	1,800	1,800

Total Options Purchased (cost $393,750)						$3,600

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	01/23/26	$135.00	3,600	3,600	$(3,600)

(premiums received $281,250)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
519	2 Year U.S. Treasury Notes	Mar. 2026	$108,361,523	$(41,544)
1,566	10 Year U.S. Treasury Notes	Mar. 2026	176,077,125	(877,289)
1,151	20 Year U.S. Treasury Bonds	Mar. 2026	133,048,406	(1,097,851)
290	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	34,220,000	(451,702)

				(2,468,386)

Short Positions:
646	5 Year U.S. Treasury Notes	Mar. 2026	70,610,830	156,213
803	10 Year U.S. Ultra Treasury Notes	Mar. 2026	92,357,551	574,765

				730,978

				$(1,737,408)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$8,091,103

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$14,178,971	$—
Consumer Loans	—	28,268,627	—
Credit Cards	—	5,839,696	—
Equipment	—	11,736,442	—
Other	—	13,583,851	—
Student Loan	—	379,591	—
Commercial Mortgage-Backed Securities	—	19,188,540	—
Corporate Bonds	—	1,296,685,414	—
Municipal Bonds	—	807,013	—
Residential Mortgage-Backed Securities	—	76,747,886	—

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds	$—	$18,492,979	$—
U.S. Government Agency Obligations	—	1,294,418,237	—
U.S. Treasury Obligations	—	682,196,697	—
Short-Term Investments
Affiliated Mutual Funds	176,624,476	—	—
U.S. Treasury Obligation	—	3,770,863	—
Options Purchased	3,600	—	—

Total	$176,628,076	$3,466,294,807	$—

Liabilities
Option Written	$(3,600)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$730,978	$—	$—

Liabilities
Futures Contracts	$(2,468,386)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

U.S. Government Agency Obligations	35.9%
U.S. Treasury Obligations	19.0
Banks	10.4
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	4.9
Electric	4.7
Pipelines	2.7
Residential Mortgage-Backed Securities	2.1
Oil & Gas	1.6
Agriculture	1.3
Telecommunications	1.3
Real Estate Investment Trusts (REITs)	1.2
Internet	1.0
Healthcare-Services	1.0
Media	0.9
Semiconductors	0.9
Pharmaceuticals	0.8
Consumer Loans	0.8
Insurance	0.8
Foods	0.7
Diversified Financial Services	0.7
Auto Manufacturers	0.7
Commercial Services	0.7
Biotechnology	0.7
Commercial Mortgage-Backed Securities	0.6
Sovereign Bonds	0.5
Software	0.5
Aerospace & Defense	0.4
Mining	0.4
Automobiles	0.4

Other	0.4%
Equipment	0.3
Chemicals	0.3
Computers	0.3
Environmental Control	0.2
Retail	0.2
Gas	0.2
Healthcare-Products	0.2
Beverages	0.2
Packaging & Containers	0.2
Transportation	0.2
Credit Cards	0.2
Airlines	0.1
Machinery-Diversified	0.1
Trucking & Leasing	0.1
Iron/Steel	0.1
Building Materials	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.0	*
Leisure Time	0.0	*
Auto Parts & Equipment	0.0	*
Home Builders	0.0	*
Municipal Bonds	0.0	*
Cosmetics/Personal Care	0.0	*
Student Loan	0.0	*
Investment Companies	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Options Purchased	0.0	*%

	101.1
Option Written	(0.0	)*
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$730,978	*	Due from/to broker-variation margin futures	$2,468,386	*
Interest rate contracts	Unaffiliated investments	3,600		Options written outstanding, at value	3,600

		$734,578			$2,471,986

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures
Interest rate contracts	$(883,938)	$610,445	$2,117,897

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures
Interest rate contracts	$(390,150)	$277,650	$1,575,864

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 78,750
Options Written (2)	720,000
Futures Contracts - Long Positions (2)	460,250,520
Futures Contracts - Short Positions (2)	161,741,692

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$59,140,362	$(59,140,362)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $59,140,362:
Unaffiliated investments (cost $3,429,498,791)	$3,466,298,407
Affiliated investments (cost $176,614,546)	176,624,476
Dividends and interest receivable	27,317,001
Receivable for investments sold	69
Prepaid expenses and other assets	33,907

Total Assets	3,670,273,860

LIABILITIES
Payable to broker for collateral for securities on loan	60,453,633
Payable for investments purchased	5,416,838
Due to broker-variation margin futures	464,563
Accrued expenses and other liabilities	438,051
Options written outstanding, at value (premiums received $281,250)	3,600
Trustees’ fees payable	2,581
Affiliated transfer agent fee payable	478

Total Liabilities	66,779,744

NET ASSETS	$3,603,494,116

Net assets were comprised of:
Partners’ Equity	$3,603,494,116

Net asset value and redemption price per share, $3,603,494,116 / 309,260,767 outstanding shares of beneficial interest	$11.65

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$172,698,632
Affiliated dividend income	4,905,986
Income from securities lending, net (including affiliated income of $102,386)	102,387

Total income	177,707,005

EXPENSES
Custodian and accounting fees	214,436
Audit fee	75,239
Professional fees	68,379
Trustees’ fees	67,661
Insurance expense	48,310
Fund data services	17,775
Shareholders’ reports	13,995
Pricing fees	12,016
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,340
Miscellaneous	23,767

Total expenses	551,918

NET INVESTMENT INCOME (LOSS)	177,155,087

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,276)	6,678,506
Futures transactions	2,117,897
Options written transactions	610,445

9,406,848

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,293)	79,894,156
Futures	1,575,864
Options written	277,650

81,747,670

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	91,154,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$268,309,605

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$177,155,087	$170,051,799
Net realized gain (loss) on investment transactions.	9,406,848	1,954,008
Net change in unrealized appreciation (depreciation) on investments	81,747,670	(97,572,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	268,309,605	74,432,904

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [139,764,564 and 94,776,035 shares, respectively]	1,553,900,000	1,028,000,000
Portfolio shares purchased [139,764,564 and 94,776,035 shares, respectively]	(1,553,900,000)	(1,028,000,000)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	—	—

TOTAL INCREASE (DECREASE)	268,309,605	74,432,904
NET ASSETS:
Beginning of year	3,335,184,511	3,260,751,607

End of year	$3,603,494,116	$3,335,184,511

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,			November 29, 2022(a) through
	2025	2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.78	$10.54	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.57	0.55	0.48	0.04
Net realized and unrealized gain (loss) on investment	0.30	(0.31)	0.06	(0.04)

Total from investment operations	0.87	0.24	0.54	—

Net Asset Value, end of period	$11.65	$10.78	$10.54	$10.00

Total Return(c)	8.07%	2.28%	5.40%	—%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,603	$3,335	$3,261	$1,557
Average net assets (in millions)	$3,472	$3,296	$2,716	$1,580
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.02%	0.02%	0.01%	0.02	%(e)(f)
Expenses before waivers and/or expense reimbursement	0.02%	0.02%	0.01%	0.02	%(e)(f)
Net investment income (loss)	5.10%	5.16%	4.73%	4.79	%(e)(f)
Portfolio turnover rate(g)	43%	81%	69%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)	Differs from calculation of net expenses presented on the Statement of Operations due to non-annualized non-recurring expenses, which eliminate the expense reimbursement for the partial period.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.7%

ASSET-BACKED SECURITIES — 6.3%
Automobiles — 2.0%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32	474	$482,569
Series 2024-A, Class D, 144A
6.315%	05/17/32	237	241,269
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	70	69,536
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	3,125	3,118,985
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,900	2,931,383
Series 2023-04A, Class A, 144A
5.490%	06/20/29	33,500	34,345,590
Series 2023-08A, Class A, 144A
6.020%	02/20/30	9,200	9,640,991
Series 2024-01A, Class A, 144A
5.360%	06/20/30	10,500	10,826,324
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR+ 1.100% (Cap N/A, Floor 0.000%)
4.974%(c)	12/26/31	580	581,989
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	12/26/31	98	98,681
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	1,241	1,241,576
CarMax Auto Owner Trust,
Series 2024-01, Class B
5.170%	08/15/29	335	340,380
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,285,530
Series 2024-03, Class A4
4.850%	01/15/30	530	540,941
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	625,640
Series 2024-A, Class B
5.350%	01/15/30	725	735,549
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30	1,300	1,313,677
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	929	936,322
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,370,727
Series 2024-03, Class A3, 144A
4.980%	08/21/28	800	811,270
Series 2024-03, Class A4, 144A
5.060%	03/20/31	545	557,666
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	6,118	6,073,467

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-01A, Class D
6.690%	06/15/29	445	$451,673
Ford Credit Auto Lease Trust,
Series 2024-A, Class A4
5.050%	06/15/27	555	557,351
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	1,522	1,510,302
Series 2021-02, Class C, 144A
2.110%	05/15/34	4,250	4,163,577
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,708,007
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.068%(c)	05/20/32	989	999,031
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	690	693,157
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	735	738,600
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.950%	11/14/28	569	568,559
Series 2021-01A, Class C, 144A
1.420%	07/14/28	1,235	1,233,407
Series 2021-01A, Class D, 144A
1.620%	11/14/30	1,875	1,872,632
Series 2025-01A, Class A, 144A
5.360%	04/16/35	19,500	20,195,877
Series 2025-01A, Class B, 144A
5.560%	10/15/35	28,600	29,665,670
Series 2025-01A, Class C, 144A
5.760%	10/15/35	14,900	15,317,948
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	123	124,552
Santander Drive Auto Receivables Trust,
Series 2021-04, Class E, 144A
4.030%	03/15/29	4,310	4,308,626
Series 2022-05, Class C
4.740%	10/16/28	238	238,375
Series 2022-06, Class C
4.960%	11/15/28	304	304,539
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,860,453
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,127,811
Series 2025-01, Class D
5.430%	03/17/31	18,500	18,788,470
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	140	139,902
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	778,149

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	4,979	$5,022,950
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	609,278
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	311,836
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,556	1,573,206
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	375,083
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,028,096

			199,437,179

Collateralized Loan Obligations — 0.1%
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.114%(c)	10/20/31	320	320,078
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
4.965%(c)	10/15/30	207	207,061
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.427%(c)	04/22/37	1,240	1,241,861
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.184%(c)	10/20/34	1,705	1,706,137
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.384%(c)	04/20/37	4,535	4,549,864
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.091%(c)	11/13/31	1,575	1,577,078
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.408%(c)	04/25/37	510	511,703
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.105%(c)	10/15/31	1,704	1,705,500
Trinitas CLO Ltd. (Cayman Islands),
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.084%(c)	01/20/32	83	82,727

			11,902,009

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29	1,000	$1,001,577
Series 2024-A, Class 1C, 144A
6.160%	02/15/29	1,000	1,001,222
Series 2024-A, Class 1D, 144A
6.890%	02/15/29	500	501,060
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59	1,100	1,128,881
Series 2024-01, Class A4, 144A
5.670%	06/25/59	1,490	1,527,199
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	154	151,386
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	4,534	4,418,068
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	7,204	7,091,039
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	7,007,037
Series 2022-02A, Class D, 144A
6.550%	10/14/34	1,830	1,839,032
Series 2023-01A, Class D, 144A
7.490%	06/14/38	2,600	2,747,846
Series 2023-02A, Class B, 144A
6.170%	09/15/36	16,700	17,169,808
Series 2023-02A, Class C, 144A
6.740%	09/15/36	4,000	4,131,041
Series 2023-02A, Class D, 144A
7.520%	09/15/36	5,705	5,910,474
Series 2024-01A, Class A, 144A
5.790%	05/14/41	14,600	15,338,734
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	711	710,203

			71,674,607

Credit Cards — 0.0%
Evergreen Credit Card Trust (Canada),
Series 2025-CRT05, Class C, 144A
5.530%	05/15/29	4,000	4,044,461

Equipment — 0.3%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,029,437
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	109	109,031
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	702,472
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	621	624,095

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	$721,439
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,372,165
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	728,629
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class A2, 144A
5.163%	12/20/55	12,500	12,521,270
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	5,082	5,045,285
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,538,635

			24,392,458

Home Equity Loans — 1.7%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	05/25/34	353	334,875
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.346%(c)	03/25/43	188	189,779
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	1,059	1,069,015
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	16,677	16,797,094
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	11,237	11,362,007
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.326%(c)	01/25/34	418	414,420
GS Mortgage Backed Securities Trust,
Series 2025-CES01, Class A1A, 144A
5.568%(cc)	05/25/55	11,574	11,662,168
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	413	142,526
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.618%(c)	03/20/54	4,607	4,624,504
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.518%(c)	05/20/54	542	544,220
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.118%(c)	10/20/54	1,129	1,129,734
Series 2025-CES02, Class A1, 144A
5.592%(cc)	06/25/55	10,124	10,203,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
4.746%(c)	04/25/34	204	$204,256
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
4.566%(c)	07/25/34	10	9,898
Option One Mortgage Accept Corp., Asset-Backed Certificates, Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.486%(c)	08/25/33	297	311,969
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	2,029	2,045,965
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	5,929	6,016,741
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	11,615	11,729,901
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	13,532	13,653,736
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A
5.036%(cc)	09/25/55	9,771	9,775,789
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	10,553	10,683,925
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	1,599	1,607,880
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	2,289	2,308,242
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	4,619	4,673,223
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	14,200	14,221,767
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	8,322	8,399,019
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	11,748	11,871,272
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	12,280	12,382,931

			168,370,096

Other — 1.1%
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A
5.380%	02/20/49	20,080	20,361,475
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A
6.480%	03/20/57	5,029	4,972,008
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	8,508	8,279,586
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41	8,500	8,277,948

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
6.482%(c)	12/25/27		24,400		$24,554,325
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38		580		569,439
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29		2,690		2,563,344
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		17,077		17,177,662
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
4.850%(c)	03/17/42		20,957		20,973,720

					107,729,507

Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.446%(c)	02/25/34		85		85,230
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.574%(c)	10/25/34		209		201,873
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.896%(c)	11/25/34		1		2,094
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		3		3,186
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.047%(c)	11/25/60	EUR	619		730,185
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.321%(c)	06/25/34		49		49,323
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
5.691%(c)	01/25/35		178		175,819
PRET LLC,
Series 2025-NPL02, Class A1, 144A
5.835%(cc)	03/25/55		13,672		13,709,752
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.786%(c)	09/25/34		698		738,482
TFS (Spain),
Series 2018-03
0.000%	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1
0.000%	04/16/40^	EUR	—	(r)	1

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	3,854	$3,396,853

				19,092,799

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		33	31,608

Student Loans — 0.2%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.324%(c)	06/25/47		4,994	5,043,069
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.474%(c)	06/25/47		1,925	1,918,564
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.674%(c)	06/25/47		749	747,456
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		1,997	1,838,952
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,396	1,367,662
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		183	174,739
Series 2020-GA, Class A, 144A
1.170%	09/16/69		277	261,324
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36		422	420,602
Series 2018-C, Class A2A, 144A
3.630%	11/15/35		355	353,497
Series 2020-A, Class A2A, 144A
2.230%	09/15/37		356	346,381
Series 2020-B, Class A1A, 144A
1.290%	07/15/53		485	463,273
Series 2021-A, Class APT1, 144A
1.070%	01/15/53		306	280,546
Series 2021-B, Class A, 144A
1.310%	07/17/51		1,631	1,544,452
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		1,878	1,821,563
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		3,391	3,280,560

				19,862,640

TOTAL ASSET-BACKED SECURITIES (cost $616,671,171)				626,537,364

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	$2,711,942
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.202%(cc)	05/15/49	1,064	1,054,185
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	13,224,695
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,801	1,780,095
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,389,478
Series 2018-BN13, Class A4
3.953%	08/15/61	9,159	9,126,507
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	8,932,800
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,176,462
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,865,598
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	25,117,006
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,715,503
BANK5,
Series 2023-05YR2, Class A3
6.656%(cc)	07/15/56	12,500	13,139,554
Series 2023-05YR3, Class A3
6.724%(cc)	09/15/56	10,000	10,564,609
Series 2023-05YR4, Class A3
6.500%	12/15/56	12,984	13,663,006
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,147,773
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	496,945
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	414,500
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,535,274
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	488,258
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A,Floor 0.872%)
4.670%(c)	03/15/37	2,300	2,177,169
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A,Floor 2.160%)
6.024%(c)	11/15/34	190	2,373
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,214,138
Series 2019-C04, Class A4
2.661%	08/15/52	8,770	8,391,414
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	957,043
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	4,090,317

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	$28,697,872
Series 2022-C17, Class XB, IO
0.484%(cc)	09/15/55	55,770	1,984,436
Series 2023-5C23, Class A3
6.675%(cc)	12/15/56	30,000	31,780,161
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	24,470	25,330,841
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	4,249	4,161,487
Series 2018-B03, Class A4
3.761%	04/10/51	7,598	7,536,159
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,347,658
Series 2019-B10, Class A3
3.455%	03/15/62	2,267	2,213,469
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,771,524
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,612,473
Series 2019-B14, Class A3
3.090%	12/15/62	950	920,939
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,513,990
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	15,859,051
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,836,235
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,474,944
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,201,270
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,733,103
Series 2023-B40, Class A2
6.930%	12/15/56	26,167	27,619,869
Series 2024-V06, Class XB, IO
0.735%(cc)	03/15/57	216,836	4,782,296
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	36,431,424
Series 2024-V12, Class A3
5.738%	12/15/57	18,420	19,270,601
Series 2025-V14, Class A4
5.660%	04/15/57	15,665	16,385,247
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A,Floor 1.890%)
5.640%(c)	07/15/41	7,500	7,532,502
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A,Floor 1.492%)
5.242%(c)	07/15/39	8,158	8,160,122
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A,Floor 1.200%)
4.950%(c)	03/15/42	17,543	17,466,036

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES
(continued)
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	$2,672,724
Series 2023-05C1, Class A3
6.534%(cc)	08/15/56	25,800	27,011,854
Series 2023-C06, Class A2
6.644%(cc)	09/15/56	32,301	33,903,398
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	20,945,916
Series 2024-05C3, Class A3
5.739%	02/15/57	10,000	10,358,216
Series 2024-05C6, Class A3
5.316%	09/15/57	6,905	7,100,969
Series 2025-05C9, Class A3
5.779%(cc)	04/15/58	24,115	25,243,003
Series 2025-5C13, Class A3
5.227%	12/15/58	23,700	24,394,649
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
5.015%(c)	09/15/38	11,000	10,986,641
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.565%(c)	09/15/38	2,650	2,646,781
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.215%(c)	09/15/38	7,960	7,950,326
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	16,700	17,428,818
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	4,241,769
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
6.684%(c)	12/15/38	14,379	14,361,905
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.400%(c)	08/15/42	12,985	13,017,099
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)
5.793%(c)	04/15/40	9,434	9,445,397
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	8,088	7,678,435
Series 2022-LBA06, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.350%(c)	01/15/39	4,260	4,257,365
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.450%(c)	01/15/39	6,900	6,891,475
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.450%(c)	01/15/39	9,900	9,875,068
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
4.900%(c)	02/15/35	16,995	16,952,541

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES
(continued)
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
4.894%(c)	03/15/30	33,011	$32,970,010
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,552,161
Series 2019-CF02, Class A4
2.624%	11/15/52	16,907	16,044,169
Series 2019-CF02, Class A5
2.874%	11/15/52	347	328,215
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	10,974	10,869,805
Series 2017-CD05, Class A3
3.171%	08/15/50	9,433	9,290,025
Series 2018-CD07, Class A3
4.013%	08/15/51	2,759	2,747,818
Series 2019-CD08, Class A3
2.657%	08/15/57	16,449	15,635,025
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	27,578	27,437,473
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	10,049,849
Series 2017-C08, Class A3
3.305%	06/15/50	15,830	15,662,532
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,282	4,218,915
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.762%	06/10/48	848	834,194
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	25,496,486
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,906,614
Series 2019-GC41, Class A4
2.620%	08/10/56	6,000	5,677,120
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	18,706	18,567,619
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,152,562
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,801,800
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,309,352
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,194,094
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,827,267
Series 2019-C15, Class A3
3.779%	03/15/52	5,973	5,872,371
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,298,714

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	$15,305,418
Series 2017-C06, Class A4
3.071%	06/10/50	2,040	2,006,859
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,466,631
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	10,190	11,118
Series K058, Class X1, IO
0.893%(cc)	08/25/26	180,415	617,507
Series K066, Class A2
3.117%	06/25/27	800	792,570
Series K068, Class A1
2.952%	02/25/27	33	33,255
Series K098, Class X1, IO
1.135%(cc)	08/25/29	8,842	309,939
Series K101, Class X1, IO
0.827%(cc)	10/25/29	368	10,009
Series K115, Class X1, IO
1.312%(cc)	06/25/30	51,072	2,523,621
Series K121, Class X1, IO
1.014%(cc)	10/25/30	236	9,194
Series K122, Class X1, IO
0.868%(cc)	11/25/30	15,023	525,895
Series K131, Class X1, IO
0.725%(cc)	07/25/31	161,696	5,541,950
Series K513, Class X1, IO
0.690%(cc)	12/25/28	116,912	2,198,164
Series K736, Class X1, IO
1.259%(cc)	07/25/26	699	2,599
Series K741, Class X1, IO
0.559%(cc)	12/25/27	1,870	17,471
Series KG03, Class X1, IO
1.363%(cc)	06/25/30	30,442	1,490,084
Series Q001, Class XA, IO
2.075%(cc)	02/25/32	7,418	430,784
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	971,298	1,178,087
Series 2019-K92, Class B, 144A
4.197%(cc)	05/25/52	1,265	1,255,692
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	173	171,163
Series 2016-GS03, Class A3
2.592%	10/10/49	6,644	6,597,767
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,950,494
Series 2017-GS06, Class A3
3.433%	05/10/50	250	247,201
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,661,845
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,485,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	$11,031,354
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	6,140,311
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,953,756
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,017	1,006,450
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,277,363
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	635	633,427
Series 2016-JP02, Class XB, IO
1.080%(cc)	08/15/49	14,440	46,981
Series 2016-JP03, Class A4
2.627%	08/15/49	2,891	2,865,204
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	4,950	1,497,375
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	41,426	39,354,700
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	21,938
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.350%(c)	03/15/42	11,680	11,650,965
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
6.465%(c)	04/15/38	9,760	9,772,150
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
6.361%(c)	01/15/39	4,720	4,715,692
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS
4.068%	12/15/47	31	30,476
Series 2016-C29, Class A3
3.058%	05/15/49	51	50,676
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,916,934
Series 2025-05C1, Class A3
5.635%	03/15/58	18,190	19,003,310
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,435	2,408,913
Series 2016-UB12, Class A3
3.337%	12/15/49	1,229	1,218,204
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,741,358
Series 2017-H01, Class XB, IO
0.666%(cc)	06/15/50	175,741	1,199,924
Series 2017-HR02, Class A3
3.330%	12/15/50	7,300	7,185,818

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-H07, Class A3
3.005%	07/15/52	5,144	$4,927,898
Series 2019-H07, Class A4
3.261%	07/15/52	161	155,298
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,597,532
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,726,699
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A,Floor 1.393%)
5.143%(c)	10/15/40	10,000	10,009,373
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)
6.191%(c)	02/15/42	6,300	6,292,326
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	3,800	3,527,255
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
4.564%(c)	03/15/36	8,350	8,329,771
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.379%(cc)	03/11/41	22,450	22,973,563
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	230	228,387
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
0.901%(cc)	06/15/50	13,000	135,582
Series 2017-C02, Class A3
3.225%	08/15/50	1,450	1,434,795
Series 2017-C07, Class A4
3.679%	12/15/50	255	252,896
Series 2018-C08, Class A3
3.720%	02/15/51	8,002	7,926,076
Series 2018-C08, Class A4
3.983%	02/15/51	463	460,282
Series 2018-C12, Class A4
4.030%	08/15/51	7,918	7,837,031
Series 2019-C16, Class A3
3.344%	04/15/52	8,947	8,814,147
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	7,508	7,467,461
Series 2016-C35, Class A3
2.674%	07/15/48	2,678	2,665,725
Series 2016-C36, Class A3
2.807%	11/15/59	7,263	7,201,026
Series 2016-LC24, Class A3
2.684%	10/15/49	1,178	1,170,215
Series 2016-LC25, Class A4
3.640%	12/15/59	401	397,624
Series 2017-C38, Class A4
3.190%	07/15/50	5,799	5,728,873

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	$1,313,624
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	10,076,473
Series 2017-C42, Class A4
3.589%	12/15/50	510	503,201
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,362,698
Series 2019-C49, Class A3
3.749%	03/15/52	2,177	2,173,519
Series 2019-C52, Class A4
2.643%	08/15/52	12,866	12,264,483
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,171,685
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,705,314
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,865,565
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.065%(c)	05/15/31	695	694,519
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
8.365%(c)	05/15/31	8,900	8,909,279
Series 2024-01CHI, Class A, 144A
5.307%(cc)	07/15/35	15,600	15,735,045
Series 2025-05C3, Class A3
6.096%	01/15/58	18,500	19,589,001
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.750%(c)	08/15/42	9,500	9,490,045

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,387,702,125)			1,431,787,547

CORPORATE BONDS — 38.4%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,979,249
5.300%	03/26/34	1,210	1,251,568
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	28,200	28,147,687
2.700%	02/01/27	2,560	2,522,921
3.250%	02/01/28	513	504,338
3.250%	02/01/35	6,220	5,445,925
3.375%	06/15/46	1,200	848,580
3.600%	05/01/34	1,500	1,363,530
3.625%	02/01/31	4,518	4,341,485
3.625%	03/01/48	913	651,123
3.850%	11/01/48	685	504,589
3.900%	05/01/49	4,225	3,145,884
3.950%	08/01/59	3,995	2,827,377
5.040%	05/01/27	1,600	1,616,339
5.705%	05/01/40	6,032	6,164,282
5.930%	05/01/60	2,132	2,091,307

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
6.388%	05/01/31	70	$75,949

			63,482,133

Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
6.200%	11/01/28	23,190	24,468,639
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,766	9,395,894
4.390%	08/15/37	4,060	3,733,339
4.540%	08/15/47	478	395,926
4.742%	03/16/32	344	346,925
4.906%	04/02/30	260	265,109
6.343%	08/02/30	3,267	3,530,908
7.079%	08/02/43	1,000	1,120,790
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,695,119
5.931%	02/02/29	5,953	6,239,747
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.125%	03/02/28(a)	1,200	1,180,534
5.125%	02/15/30	5,041	5,209,893
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	885	923,480
7.000%	08/04/41	415	442,564
7.250%	06/15/37	1,620	1,864,902

			60,813,769

Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	283	280,104
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	19,910	19,992,177
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	15,365	15,556,445
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	995	980,343
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	841	819,130
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	671	647,321

			38,275,520

Auto Manufacturers — 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,175,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	6,555	$6,181,827
5.850%	05/17/27	240	243,631
5.875%	11/07/29	17,720	18,186,713
6.798%	11/07/28	675	707,665
6.800%	05/12/28	620	646,879
7.122%	11/07/33(a)	3,125	3,357,478
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35(a)	650	637,923
5.150%	04/01/38	1,875	1,803,467
5.350%	04/15/28(a)	13,095	13,417,242
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	7,227,264
3.600%	06/21/30	3,200	3,083,088
4.900%	10/06/29	1,480	1,503,530
5.550%	07/15/29	1,490	1,544,591
5.800%	06/23/28	9,225	9,557,593
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,190	1,196,060
5.350%	03/19/29	655	673,743
5.400%	01/08/31	390	403,016
5.500%	03/30/26	635	637,032
6.500%	01/16/29	11,855	12,543,071
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	128,795
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	1,555	1,569,041
4.950%	08/15/29	625	631,545

			89,056,587

Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	670	695,822
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	1,130	1,157,512

			1,853,334

Banks — 13.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	741,431
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	2,800	2,977,426
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	1,034,478
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	7,200	7,442,669

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
3.225%(ff)	11/22/32	10,400	$9,525,818
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	33,576,379
2.572%(ff)	10/20/32	200	180,301
2.687%(ff)	04/22/32	1,595	1,462,910
5.288%(ff)	04/25/34	10,195	10,513,374
5.819%(ff)	09/15/29	3,058	3,188,392
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	19,685	17,682,342
2.496%(ff)	02/13/31	48,784	45,437,683
2.676%(ff)	06/19/41	23,677	17,451,003
3.194%(ff)	07/23/30	2,435	2,352,012
4.078%(ff)	04/23/40	2,650	2,365,322
4.271%(ff)	07/23/29	1,152	1,156,867
5.015%(ff)	07/22/33	3,695	3,767,901
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	37,464,237
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	940	924,913
2.667%(ff)	03/10/32	10,210	9,288,182
4.476%(ff)	11/11/29	5,495	5,513,146
4.837%(ff)	09/10/28	2,055	2,078,253
Sub. Notes
4.836%	05/09/28	1,090	1,097,956
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.675%(ff)	06/30/27	1,840	1,816,732
1.904%(ff)	09/30/28	5,100	4,905,889
2.159%(ff)	09/15/29	16,350	15,445,714
2.871%(ff)	04/19/32	1,565	1,427,050
3.132%(ff)	01/20/33	3,610	3,292,186
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	1,605	1,646,843
Sub. Notes, 144A
5.906%(ff)	11/19/35(a)	4,960	5,139,741
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	1,170	1,150,377
5.876%(ff)	01/14/31	15,865	16,552,034
6.293%(ff)	01/14/36	4,040	4,317,504
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	281,778
Sub. Notes, 144A, MTN
4.875%	04/01/26	365	365,377
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27	16,830	17,120,726
6.840%(ff)	09/13/34	2,455	2,735,965
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	4,600	4,593,873
5.875%	04/30/29	4,600	4,838,855

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	$12,684,590
2.572%(ff)	06/03/31	25,355	23,494,152
2.666%(ff)	01/29/31	34,015	31,849,636
2.976%(ff)	11/05/30	6,450	6,142,346
3.057%(ff)	01/25/33	4,240	3,882,526
3.668%(ff)	07/24/28	675	670,847
3.700%	01/12/26	655	654,896
3.785%(ff)	03/17/33	2,210	2,105,853
3.980%(ff)	03/20/30	15,620	15,479,182
Sub. Notes
4.450%	09/29/27	590	593,773
5.827%(ff)	02/13/35	2,335	2,428,765
6.020%(ff)	01/24/36	40,565	42,557,073
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	26,060	26,574,411
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	9,550	10,058,595
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	1,645	1,657,172
5.705%(ff)	03/01/30	1,370	1,423,202
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,207,700
4.950%(ff)	08/04/31	12,755	12,883,928
5.373%(ff)	01/10/29	6,645	6,780,452
Sr. Non-Preferred Notes, SOFR + 1.219%
5.026%(c)	11/16/27	2,560	2,563,366
Sub. Notes
3.729%(ff)	01/14/32	965	910,388
3.742%(ff)	01/07/33	10,520	9,751,477
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	11,456	10,173,281
2.383%(ff)	07/21/32	50,770	45,479,683
2.600%	02/07/30	2,695	2,533,058
2.615%(ff)	04/22/32	5,603	5,109,400
2.650%(ff)	10/21/32	3,260	2,941,858
3.615%(ff)	03/15/28	2,295	2,281,779
3.691%(ff)	06/05/28	3,110	3,094,164
3.814%(ff)	04/23/29	77,785	77,320,970
4.017%(ff)	10/31/38	7,432	6,682,807
4.223%(ff)	05/01/29	13,345	13,369,664
4.692%(ff)	10/23/30	1,905	1,931,088
4.939%(ff)	10/21/36	3,320	3,296,433
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,696,744
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26(oo)	565	565,923
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	55,369,705
2.069%(ff)	06/01/29	8,300	7,922,479

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.522%(ff)	04/22/31	5,865	$5,462,532
2.545%(ff)	11/08/32	1,806	1,629,250
2.580%(ff)	04/22/32	9,460	8,647,750
2.739%(ff)	10/15/30	3,484	3,305,107
2.963%(ff)	01/25/33	450	412,720
3.509%(ff)	01/23/29	87	86,155
3.960%(ff)	01/29/27	545	544,865
4.005%(ff)	04/23/29	4,554	4,549,645
4.203%(ff)	07/23/29	5,510	5,527,108
4.603%(ff)	10/22/30	1,900	1,926,293
5.502%(ff)	01/24/36	2,400	2,510,621
5.581%(ff)	04/22/30	290	302,511
5.766%(ff)	04/22/35	1,730	1,841,921
6.087%(ff)	10/23/29	63,240	66,611,774
Sub. Notes
2.956%(ff)	05/13/31(a)	2,930	2,766,002
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	242,013
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	19,120,009
5.778%(ff)	07/06/29	10,110	10,489,199
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30	2,110	2,135,024
5.123%(ff)	02/01/29	2,990	3,051,673
5.587%(ff)	01/18/36	190	198,656
6.407%(ff)	11/01/29	25,020	26,514,082
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,763,307
2.699%(ff)	01/22/31	78,795	73,940,890
3.772%(ff)	01/24/29	1,220	1,212,987
4.431%(ff)	01/23/30	7,195	7,235,269
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	19,265	16,924,633
1.928%(ff)	04/28/32	21,740	19,075,014
2.511%(ff)	10/20/32	2,950	2,645,781
2.943%(ff)	01/21/33	6,530	5,959,943
5.250%(ff)	04/21/34	12,880	13,251,898
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34	1,890	2,138,198
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35(a)	3,000	3,216,812
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	9,080	8,937,678
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,245	1,124,255
3.337%(ff)	01/21/33	6,695	6,104,107
5.519%(ff)	01/19/28(a)	1,503	1,521,483
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	52,570	53,809,495

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,225	$1,221,448
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	476,457
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	9,640	10,396,600
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(a)(oo)	8,620	8,413,033
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30	770	797,236
5.850%(ff)	10/21/33	345	369,338
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	436,455
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,400	1,396,452
1.364%(ff)	01/30/27	1,330	1,327,065
2.746%(ff)	02/11/33	990	887,456
3.091%(ff)	05/14/32	2,705	2,506,030
3.126%(ff)	08/13/30	2,615	2,505,205
4.751%(ff)	05/12/28	1,310	1,320,200
6.246%(ff)	09/22/29	205	215,452
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	394,015
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	10,326,180
6.491%(ff)	10/23/34	29,940	33,156,070
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	18,050	17,635,236
2.572%(ff)	02/11/31	28,043	26,192,051
2.879%(ff)	10/30/30	27,055	25,753,708
3.350%(ff)	03/02/33	4,005	3,735,294
4.611%(ff)	04/25/53	2,040	1,755,572
5.198%(ff)	01/23/30(a)	2,350	2,420,139
5.557%(ff)	07/25/34	29,185	30,625,835

			1,360,976,192

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	3,385	3,354,933
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	275,478

			3,630,411

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	4,545	$4,570,238
5.650%	03/02/53	2,820	2,766,110

			7,336,348

Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	13,950	14,375,719
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	787,867
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	227,666

			15,391,252

Chemicals — 0.5%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	1,894,202
4.500%	01/31/30	2,430	934,821
8.500%	01/12/31	11,252	4,353,118
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,967,150
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	3,261	3,269,662
5.419%	11/15/48	132	125,701
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	5,665	4,114,594
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	9,592	9,050,366
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,379	1,288,910
5.125%	06/23/51	419	345,579
6.750%	05/02/34	6,856	7,393,853
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	1,783	1,771,856
6.500%	09/27/28	1,030	1,010,945
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34	1,780	1,798,743
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30	5,020	4,716,541
4.750%	06/01/28	830	835,644

			51,871,685

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services — 0.7%
Brown University,
Bonds, Series A
2.924%	09/01/50		10,165	$6,692,844
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	104,948
4.700%	11/01/2111		220	178,351
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	5,119,726
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,533,165
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,722,641
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,319,864
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,750	1,775,595
7.000%	10/15/37		2,200	2,550,043
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		188	165,129
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		266	246,550
2.900%	11/15/31		78	69,897
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60(a)		830	487,784
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,310	1,033,231
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)		4,103	2,849,503
3.959%	07/01/38		75	69,496
4.678%	07/01/2114		804	670,290
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		3,325	2,090,132
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		1,210	737,110
3.150%	07/15/46		1,030	747,824
3.300%	07/15/56		120	82,468
3.619%	10/01/37		35	31,248
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50		25,000	15,529,699
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		100	63,788

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	$63,642
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	46,144
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	777,023
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,224,768
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	531,953
2.402%	04/15/50	6,500	3,896,903

			64,411,759

Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33(a)	905	943,734
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	2,179,631
4.375%	05/15/30	9,500	9,487,526

			12,610,891

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	237,919

Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	690,372
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27(a)	200	198,270
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	405	403,844
5.468%(ff)	02/01/29	4,145	4,256,804
5.700%(ff)	02/01/30	398	413,722
6.051%(ff)	02/01/35	1,095	1,163,955
7.624%(ff)	10/30/31	14,995	16,942,269
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	373,974
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	205	174,871
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31(a)	5,035	4,469,692
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,670	1,505,071

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
2.710%	01/22/29(a)	7,920	$7,561,894
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	6,800	7,140,752
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)	1,900	1,850,125
6.150%	12/06/28	200	209,812
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	250	243,438
Sr. Unsec’d. Notes, GMTN
3.350%	05/16/31	400	375,124
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	25	24,219
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	4,089	4,060,243

			52,058,451

Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	1,575	1,165,711
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	88,928
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	975	804,742
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	855	881,498
5.950%	11/01/32	131	140,731
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	775	722,332
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50(a)	2,250	1,637,136
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52	200	192,684
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	470,574
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35	870	895,539
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,510	1,483,316
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,954,400
Gtd. Notes, 144A
3.348%	02/09/31(a)	2,663	2,413,264

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.875%	07/26/33	244	$214,903
4.688%	05/15/29	3,063	3,028,082
5.700%	01/24/30	670	680,720
6.450%	01/24/35	2,590	2,657,392
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36	2,239	2,074,720
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	371,727
4.000%	03/01/48	775	615,681
4.350%	11/15/45	1,080	917,368
6.450%	01/15/38	715	798,935
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	1,020	800,389
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	380	386,537
5.100%	03/01/29	2,730	2,798,382
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,642,270
Sr. Unsec’d. Notes
3.500%	06/15/51	1,715	1,190,006
5.000%	08/15/52	1,760	1,553,943
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,363,353
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33(a)	3,505	3,631,348
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	525,713
Edison International,
Sr. Unsec’d. Notes
6.950%	11/15/29	360	383,269
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	295,825
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	840,388
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	2,255	2,175,450
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	3,031,753
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	303,072
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	1,773	1,902,659
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	13,473	14,458,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	$748,543
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,505	1,589,056
Exelon Corp.,
Sr. Unsec’d. Notes
5.625%	06/15/35	950	994,624
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,718	1,602,032
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	319	288,911
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,994	1,757,332
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,195,863
5.150%	03/30/26	2,450	2,455,141
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes
4.550%	01/15/30	410	413,138
5.000%	01/15/35(a)	645	646,904
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	130	125,447
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33(a)	2,110	2,153,272
5.250%	03/15/34(a)	1,325	1,368,525
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	383,738
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,813,855
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	2,062,332
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	278,651
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,172	1,190,913
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	800	823,507
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	712,231
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,139,097
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	2,625	2,535,840

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26		850	$849,855
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	962,516
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		926	897,716
2.500%	02/01/31		2,075	1,867,599
3.000%	06/15/28		152	147,439
3.300%	12/01/27		360	354,113
3.300%	08/01/40		469	355,731
3.500%	08/01/50		2,525	1,706,434
3.950%	12/01/47		3,650	2,717,249
4.250%	03/15/46		900	704,629
4.500%	07/01/40		32,445	28,304,388
4.750%	02/15/44		13,195	11,162,465
4.950%	07/01/50		6,775	5,736,651
5.900%	06/15/32		340	356,179
6.400%	06/15/33		2,600	2,805,301
6.950%	03/15/34		1,105	1,229,975
PacifiCorp,
First Mortgage
3.300%	03/15/51		2,500	1,597,417
4.100%	02/01/42		2,239	1,773,407
4.125%	01/15/49		6,000	4,474,851
4.150%	02/15/50		8,310	6,153,553
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28		4,195	4,433,010
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,619,962
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49		200	170,750
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,493,865
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,567,647
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	308,153
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	6,103,680
Sr. Unsec’d. Notes
3.400%	02/01/28		405	399,013
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31		515	533,005
First Ref. Mortgage
3.900%	12/01/41		1,492	1,171,150
4.000%	04/01/47		6,075	4,567,148
4.650%	10/01/43		1,320	1,123,073

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	3,160	$3,247,776
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	345	332,500
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	6,355	6,312,347
6.000%	04/15/34	680	713,686
6.950%	10/15/33	855	951,401
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	2,160	2,076,572

			218,054,178

Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26	439	437,082
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	4,536	4,431,128
4.250%	10/31/26	2,251	2,241,163
5.500%	10/31/46	1,883	1,652,653
5.500%	07/31/47	20,583	18,132,336
Sitios Latinoamerica SAB de CV (Brazil),
Gtd. Notes
5.375%	04/04/32(a)	1,050	1,056,405

			27,950,767

Foods — 0.3%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	440	448,472
6.400%	01/15/34	450	489,600
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	3,485	3,123,310
3.625%	01/15/32	225	210,308
5.750%	04/01/33	73	76,123
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	2,032	1,864,325
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	677,187
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	2,905	2,983,248
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,481,651
4.250%	04/15/31	8,245	8,010,633
6.250%	07/01/33(a)	6,570	7,014,799

			28,379,656

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		1,557	$1,471,131
Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	632,468
6.119%	07/20/53		690	691,397
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		405	421,423
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	137,679
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	174,009
5.250%	03/30/28		410	420,479
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,033,441

				4,510,896

Healthcare-Products — 0.0%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		200	186,096
2.750%	09/23/26		200	198,171
5.375%	12/06/32		200	208,751
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29		716	741,822
5.600%	03/23/34(a)		2,100	2,186,493
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	501,338

				4,022,671

Healthcare-Services — 1.5%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	858,920
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	75,080
4.272%	08/15/48		1,320	1,105,753
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,341,143
3.008%	06/15/50		2,445	1,601,072
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	894,893
6.750%	12/15/37		2,170	2,392,288
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	256,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	745	$704,230
3.106%	11/15/39	2,480	1,976,169
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	1,411	1,083,610
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	445	416,529
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	590	478,817
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,676,281
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114(a)	415	352,099
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)	980	885,126
5.950%	12/15/34	5,100	5,445,386
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	860	770,510
4.125%	06/15/29	93	92,669
4.375%	03/15/42	447	381,643
5.450%	09/15/34	950	977,869
5.625%	09/01/28	42	43,295
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
5.200%	06/15/29	760	779,030
5.450%	06/15/34	965	987,273
5.875%	06/15/54	1,505	1,449,292
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31	3,240	3,347,515
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	555	578,778
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	867,015
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,580	1,665,861
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,152,881
Gtd. Notes, Series 2019
3.266%	11/01/49	80	55,847
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	717,776
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,192,156

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2021
3.196%	11/15/61(a)	2,225	$1,425,360
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,890,640
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,050,747
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	651,346
Unsec’d. Notes, Series 2019
3.954%	08/01/2119(a)	5,095	3,494,430
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,576,891
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	168,270
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,634,081
5.475%	10/01/35	9,995	10,424,922
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	129,284
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	1,357,576
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,931,896
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	19,706,479
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	2,686	2,475,901
5.750%	01/30/40	1,126	1,165,332
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	7,294	7,504,427
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	297,244
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	164,501
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,312,570
3.050%	05/15/41	740	560,895
5.000%	04/15/34	2,590	2,631,600
5.200%	04/15/63	33,730	30,232,357
5.875%	02/15/53	2,765	2,791,772
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,818,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	$277,057

			145,277,160

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35(a)	1,080	1,087,679
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	886,548
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,125,605
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
6.750%	02/15/54	2,300	2,542,036
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	415,788
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,420	2,383,524
4.350%	04/05/42	27	23,067
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	385	394,850
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	2,230	1,974,189
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	17,542	16,543,206
4.850%	04/17/28	2,983	3,022,357
5.625%	08/16/32	2,062	2,151,344
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	26,283	26,411,540
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	730	785,020
7.000%	06/15/40	1,625	1,828,647
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	1,310	1,014,053
5.000%	03/30/43	250	228,522
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	80	71,935
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	510	569,011
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	2,915	2,657,262

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Insurance (cont’d.)
6.850%	12/16/39		84	$96,718

				66,212,901

Internet — 0.8%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		60,997	64,575,476
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		200	191,688
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	5,729,860
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	7,049,780

				77,546,804

Investment Companies — 0.1%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35		2,215	2,197,369
5.125%	02/14/53		3,670	3,264,024

				5,461,393

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	128,275
3.450%	04/15/30		805	778,170

				906,445

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		2,800	2,849,490
6.250%	03/15/32		2,575	2,661,630

				5,511,120

Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,810	1,794,163
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,130	1,124,150
5.625%	06/15/28		24,430	25,051,189
5.900%	06/01/27		425	433,125
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		2,150	2,198,720
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,610	1,634,349
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)		1,065	1,085,746

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	$1,065,885

			34,387,327

Machinery-Diversified — 0.4%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	485	507,387
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	11,016,336
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	85,624
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,600,611
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	920	962,587
5.450%	06/15/34	750	780,207
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,219,372
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	5,930	5,939,977
6.050%	04/15/28	74	76,503
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A
5.350%	05/06/30	8,000	8,218,646
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,361,910

			35,769,160

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,025	959,115
2.300%	02/01/32(a)	3,719	3,200,461
2.800%	04/01/31	1,160	1,043,877
3.500%	06/01/41	6,060	4,308,030
3.500%	03/01/42	3,320	2,297,428
3.900%	06/01/52	5,001	3,228,919
4.800%	03/01/50	300	225,572
5.050%	03/30/29	7,445	7,533,825
5.250%	04/01/53(a)	319	252,332
5.375%	04/01/38	2,850	2,623,708
5.375%	05/01/47	1,805	1,485,681
6.484%	10/23/45	3,533	3,323,372
6.650%	02/01/34	2,300	2,425,125
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	725	485,445

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (cont’d.)
3.750%	04/01/40	5,035	$4,146,438
3.900%	03/01/38	1,040	905,342
5.500%	05/15/64	9,010	8,049,444
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	1,215	1,062,762
5.450%	09/01/34	837	823,190
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,760,610
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	143	125,439

			52,266,115

Mining — 1.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	376,361
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,087,380
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	14,490	15,064,529
5.250%	09/08/33	15,000	15,572,355
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	511,670
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	191,375
6.300%	09/08/53	2,395	2,450,899
6.440%	01/26/36	1,270	1,373,219
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,057	3,111,216
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30	796	789,725
4.375%	08/01/28	785	784,772
4.625%	08/01/30	297	299,253
5.000%	09/01/27	181	181,291
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	48,540	52,991,696
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	12,640	13,241,981
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	4,153,199

			116,180,921

Miscellaneous Manufacturing — 0.1%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	4,938,509

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,295	$1,334,251

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.100%	03/01/30	5,500	5,602,450

Oil & Gas — 2.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	20,110	18,441,863
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	10,000	9,666,752
5.600%	06/13/28	1,113	1,145,735
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,152,925
6.450%	06/30/33	2,760	2,975,955
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	250,117
5.250%	06/15/37	5,941	5,773,112
5.400%	06/15/47	693	635,905
6.750%	11/15/39	542	595,618
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	405	404,044
Gtd. Notes, 144A
2.268%	11/15/26	745	731,531
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41(a)	2,910	2,818,316
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	21,444	21,290,699
5.150%	01/30/30	660	679,052
5.400%	04/18/34	2,953	3,023,699
5.550%	04/01/35	830	853,782
5.750%	04/18/54	1,240	1,172,787
5.900%	04/18/64	1,295	1,226,599
6.250%	03/15/33	28,411	30,638,514
6.250%	03/15/53	985	996,569
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,899,999
8.625%	01/19/29	11,055	11,858,146
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.875%	03/30/31	140	135,374
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	305	230,786
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	1,139	1,125,136
5.375%	03/15/30	600	609,123

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	$360,876
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	200,416
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	16,840,321
4.750%	09/15/44		136	116,515
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31		1,606	1,696,188
6.375%	09/01/28		540	565,946
6.625%	09/01/30		365	392,135
7.500%	05/01/31		2,199	2,471,395
8.875%	07/15/30		2,905	3,352,129
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	213,938
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	5,347,992
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)		5,126	4,961,455
6.500%	01/23/29		2,335	2,375,863
6.625%	06/15/35		134	126,865
6.625%	06/15/38		463	421,793
6.700%	02/16/32		11,737	11,703,315
6.840%	01/23/30		2,278	2,314,220
10.000%	02/07/33		480	554,866
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,058	1,227,431
Gtd. Notes, MTN
8.750%	06/02/29		12,716	13,632,951
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,531,180
2.150%	01/15/31		6,545	5,940,649
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	181,574
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		19,302	18,030,641
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		650	702,767
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		270	191,759
6.800%	05/15/38		753	823,843
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		488	435,394

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	1,875	$1,979,699

			223,026,254

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,317,141

Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28	9,455	9,747,799

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	13,010	11,615,790
4.700%	05/14/45	1,875	1,695,364
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	20,000	20,003,330
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,235	1,318,694
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	3,660	3,450,508
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	1,065	946,387
3.250%	08/15/29	14,984	14,464,858
5.050%	03/25/48	5,270	4,651,717
5.125%	07/20/45	95	85,877
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	4,800	4,130,613
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	573,131
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,560,724
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	16,227	12,452,931

			80,949,924

Pipelines — 3.5%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	2,435	2,302,786
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,546,284
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,970	2,026,856

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	$26,119,396
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,600,889
5.600%	04/01/44	1,900	1,838,352
5.625%	07/15/27	4,900	4,991,338
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	141,972
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	117,243
6.700%	11/15/53	487	534,320
Sub. Notes
8.500%(ff)	01/15/84(a)	15,065	17,263,548
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	5,630	5,784,763
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	4,046,143
5.300%	04/15/47	270	240,190
5.400%	10/01/47	5,353	4,811,157
5.550%	02/15/28	64	65,706
5.550%	05/15/34	1,055	1,084,875
5.600%	09/01/34	480	494,080
5.950%	05/15/54	695	659,461
6.000%	06/15/48	6,575	6,380,104
6.050%	06/01/41	9,500	9,625,837
6.100%	12/01/28	7,370	7,750,043
6.100%	02/15/42	2,565	2,563,434
6.125%	12/15/45	210	206,570
6.250%	04/15/49	2,640	2,615,737
6.400%	12/01/30	4,810	5,197,076
6.550%	12/01/33	16,730	18,357,950
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	570,099
Gtd. Notes, 3 Month SOFR + 3.039%
6.831%(c)	06/01/67	12,000	11,882,071
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	2,540	2,251,592
2.550%	07/01/30	7,835	7,235,995
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	476,763
5.400%	09/01/44	186	176,002
5.500%	03/01/44	3,798	3,644,653
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,076,879
5.050%	02/15/46	5,840	5,251,512
5.550%	06/01/45	540	522,003

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	$780,494
4.700%	04/15/48	1,145	952,318
5.200%	03/01/47	2,975	2,659,573
5.200%	12/01/47	3,629	3,228,959
5.400%	04/01/35	5,305	5,343,742
5.500%	06/01/34	4,973	5,077,342
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,940,753
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	4,839	5,350,978
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	951,269
3.400%	09/01/29	1,720	1,666,462
4.400%	10/15/29	965	968,248
4.750%	10/15/31	1,315	1,322,447
4.950%	10/15/32	380	381,816
5.050%	11/01/34	6,812	6,758,774
5.200%	07/15/48(a)	1,855	1,673,477
5.650%	11/01/28	375	389,623
5.800%	11/01/30	5,305	5,591,476
6.350%	01/15/31	2,370	2,544,140
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	39,851
3.800%	09/15/30	308	298,814
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	200,944
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	261,227
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,158,301
4.950%	04/15/52	360	307,461
5.500%	02/15/35	4,895	5,016,257
6.500%	03/30/34	3,212	3,508,649
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	385	385,168
5.500%	03/01/30	6,045	6,140,536
6.875%	01/15/29	444	449,317
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	12,438,373
4.500%	03/01/28	16,985	17,046,951
4.750%	08/15/28	3,000	3,035,333
6.150%	04/01/33	985	1,044,131
6.350%	01/15/29	4,361	4,590,965
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,706,315
3.500%	11/15/30	4,025	3,863,498

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.500%	10/15/51	2,050	$1,427,946
4.650%	08/15/32	8,280	8,296,370
4.900%	01/15/45	2,882	2,585,910
5.100%	09/15/45	575	528,277
5.150%	03/15/34	4,223	4,296,114
5.300%	08/15/28	9,328	9,604,220
5.300%	08/15/52	615	568,994
5.400%	03/04/44	2,840	2,723,382
5.600%	03/15/35	25,530	26,524,876
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	3,777	4,287,897

			345,371,647

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,811,990

Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	2,815	2,410,184
5.250%	05/15/36	300	296,611
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	4,031,865
5.800%	11/15/28	9,495	9,909,210
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,669,780
2.500%	08/16/31	5,150	4,627,490
3.900%	03/15/27	5,390	5,377,766
4.050%	07/01/30(a)	14,133	13,937,288
4.125%	05/15/29	6,005	5,979,253
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	4,230,551
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31(a)	14,685	13,400,982
2.900%	12/01/33	1,545	1,319,357
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,555,823
5.000%	01/11/28	24,515	24,894,752
5.800%	03/01/34	985	1,033,154
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	487,827
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	3,385	3,137,392
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,322,373
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	4,005,523

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,400	$1,223,789
4.875%	02/01/35	1,035	1,022,258
5.450%	08/15/30	511	531,370
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	75	73,503
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30(a)	6,235	5,844,672
4.600%	02/01/33	2,035	2,032,858
6.400%	03/01/34	3,380	3,729,782
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	12,734	12,377,891
Sr. Unsec’d. Notes
2.700%	02/15/32(a)	3,700	3,340,991
3.250%	01/15/31	3,100	2,950,350
5.125%	02/15/34(a)	3,665	3,756,527
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,664,446
2.700%	07/15/31	29,515	26,847,671
4.200%	04/15/32	13,027	12,644,451
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	20	19,421
4.250%	12/01/26	305	305,069
4.500%	09/01/26	3,406	3,407,712
4.625%	12/01/29	375	374,410
5.750%	02/01/27	65	65,730
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	10,195	9,448,610
3.100%	01/15/30	3,400	3,261,838
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	11,182,799

			221,733,329

Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	2,151,636
4.750%	06/01/30	805	812,687
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	464,405
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,913,698
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34	240	242,089

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	$5,157,742
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	1,361	1,072,695

			12,814,952

Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31	195	178,287
3.500%	02/15/41	16,350	13,329,889
Sr. Unsec’d. Notes
3.419%	04/15/33	6,960	6,443,605
4.350%	02/15/30	2,345	2,360,544
5.050%	07/12/29	2,140	2,203,416
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,788,553
3.187%	11/15/36	12,390	10,512,871
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	3,344	2,141,315
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	3,545	3,206,098
3.400%	05/01/30	500	481,850

			42,646,428

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	11,415	11,071,229
5.450%	03/02/28	5,380	5,508,412
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	118	73,450
3.950%	03/25/51	3,499	2,302,844
6.150%	11/09/29	73	76,186

			19,032,121

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	7,740	6,795,223
2.550%	12/01/33	650	554,932
3.500%	06/01/41	14,600	11,470,296
3.550%	09/15/55	2,264	1,508,636
4.500%	05/15/35	620	595,531
6.550%	02/15/39	7,695	8,447,177
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	870	87
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	581	1

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	9,990	$10,370,919
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	725	711,638
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	920	950,303
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	1,220	1,147,978
5.000%	02/15/29	2,185	2,225,266
5.300%	02/15/34	2,450	2,467,690
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,650	2,844,265
8.750%	03/15/32	1,925	2,329,104
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	84,779
2.550%	02/15/31	55,831	51,000,166
2.625%	02/15/29	650	621,020
2.875%	02/15/31	491	456,219
3.000%	02/15/41	926	689,815
3.875%	04/15/30	2,490	2,447,392
4.750%	02/01/28	60	60,031
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
11.125%	12/31/32	319	305,219
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	6,475	5,707,099
2.650%	11/20/40	13,999	10,006,180
3.400%	03/22/41	22,445	17,574,689
4.780%	02/15/35	7,060	6,951,963

			148,323,618

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55(a)	1,610	1,584,059
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50(a)	3,555	2,564,187
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,494,749
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	76	78,911
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	139	137,687

			7,859,593

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	$21,457,062

TOTAL CORPORATE BONDS (cost $3,674,177,592)			3,795,881,964

MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	764,359

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	818,095

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,518,652
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	224,928
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,270	4,602,899
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	225,549
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	154,284
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	139,913
7.625%	03/01/40	300	363,288
7.550%	04/01/39	165	199,992
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	310,656
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	722,747
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	375	336,956

			11,799,864

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	963,071

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	474,517

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	$24,775
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	511,202
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	352,623

			888,600

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,975	2,134,197

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	360,874
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	529	591,920
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	217,718
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	71,241
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	354	385,044
General Obligation Unlimited, Taxable
5.100%	06/01/33	410	420,417

			2,047,214

Michigan — 0.1%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	255,848
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,739,196
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,551,494
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	822,025
4.454%	04/01/2122	4,350	3,374,170

			10,742,733

Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	140,847

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Missouri (cont’d.)
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	$3,556,593

			3,697,440

New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	183,865
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,615,168
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	666,347
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	810,663

			4,276,043

New York — 0.1%
Empire State Development Corp.,
Taxable, Revenue Bonds, BABs
5.770%	03/15/39	1,525	1,575,439
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,644,638
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	688,066
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	300,291
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,094,839
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,081,935
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	790,626
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	338,891
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	48,596

			11,563,321

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	145	139,417

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,344,724

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio (cont’d.)
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	$1,840,968

			3,185,692

Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	127,763
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,346,768
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,786,322
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	116,514

			4,377,367

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	166,342
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	935,951
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	578,526
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	383,752

			2,064,571

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	193,589
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,742,178

			2,935,767

Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.451%(cc)	04/20/37	53,521	5,133,130

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	238,063

TOTAL MUNICIPAL BONDS (cost $75,745,104)			68,243,461

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	51	47,801

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65		385	$331,079
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66		188	165,577
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		855	754,889
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66		180	156,747
Series 2025-11, Class A1, 144A
4.975%(cc)	10/25/70		9,815	9,828,913
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.026%(c)	12/24/65	EUR	6,870	8,072,913
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.328%(cc)	10/20/46		17	14,605
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)
8.800%(c)	07/01/26		6,281	6,314,863
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
4.905%(cc)	08/25/35		52	48,655
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64		3,567	3,181,084
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		282	248,529
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,853	1,534,678
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		5,435	5,407,271
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.530%(cc)	09/25/47		364	336,782
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63		24,722	23,713,539
Series 2024-RP02, Class A2, 144A
4.227%(cc)	02/25/63		2,196	1,959,054
Series 2024-RP02, Class B1, 144A
4.223%(cc)	02/25/63		664	529,033
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63		240	179,977
Series 2024-RP02, Class B3, PO, 144A
11.177%(s)	02/25/63		609	79,078
Series 2024-RP02, Class B4, PO, 144A
14.412%(s)	02/25/63		1,103	95,221
Series 2024-RP02, Class M1, 144A
1.432%(cc)	02/25/63		1,476	1,245,222
Series 2024-RP02, Class M2, 144A
4.223%(cc)	02/25/63		1,126	922,663
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63		31	28,767
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63		32,135	3,214

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-RP01, Class A1, 144A
4.018%(cc)	01/25/64	32,243	$30,422,484
Series 2025-RP01, Class A2, 144A
4.018%(cc)	01/25/64	1,509	1,137,611
Series 2025-RP01, Class B1, 144A
4.182%(cc)	01/25/64	604	376,108
Series 2025-RP01, Class B2, 144A
4.182%(cc)	01/25/64	382	217,839
Series 2025-RP01, Class B3, 144A
4.182%(cc)	01/25/64	483	233,372
Series 2025-RP01, Class B4, 144A
4.182%(cc)	01/25/64	459	182,745
Series 2025-RP01, Class M1, 144A
0.182%(cc)	01/25/64	1,288	906,609
Series 2025-RP01, Class M2, 144A
4.182%(cc)	01/25/64	805	536,990
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	70	62,273
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	37,774	3,777
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,393	1,231,723
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A
5.352%(cc)	03/25/70	13,568	13,641,752
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.974%(c)	10/25/41	2,740	2,784,068
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.424%(c)	10/25/41	461	463,200
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.174%(c)	11/25/41	160	163,092
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.124%(c)	03/25/42	3,275	3,472,760
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.124%(c)	03/25/42	730	765,414
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.974%(c)	03/25/42	1,265	1,295,639
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)
9.474%(c)	07/25/42	4,024	4,286,539
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)
7.474%(c)	07/25/42	1,000	1,033,694
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.274%(c)	12/25/42	174	177,254
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.174%(c)	01/25/43	1,437	1,465,531

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	10/25/43	543		$543,660
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.574%(c)	07/25/44	1,250		1,254,300
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.446%(c)	05/25/35	188		168,680
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	118		114,851
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.324%(c)	04/25/34	155		155,371
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.865%(c)	09/26/33	661		662,113
EFMT,
Series 2025-INV02, Class A1, 144A
5.387%(cc)	05/26/70	15,794		15,913,431
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	24		23,712
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	111		94,079
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r	)	58
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	18		17,774
Series 2010-43, Class AH
3.250%	05/25/40	2		1,723
Series 2012-134, Class IL, IO
3.500%	12/25/32	159		13,069
Series 2014-10, Class KM
3.500%	09/25/43	5		5,200
Series 2014-35, Class CA
3.500%	06/25/44	2		2,205
Series 2017-33, Class LB
3.000%	05/25/39	7		6,616
Series 2018-16, Class MB
3.500%	07/25/46	438		436,970
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
6.874%(c)	12/25/50	200		213,538
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.874%(c)	11/25/50	1,965		2,158,594
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.524%(c)	01/25/34	260		260,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.274%(c)	10/25/41	2,200	$2,238,695
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	10/25/41	320	320,905
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.674%(c)	11/25/41	4,400	4,432,785
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.224%(c)	09/25/41	700	710,003
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	09/25/41	4,320	4,354,502
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.224%(c)	12/25/41	5,900	5,950,394
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.374%(c)	01/25/42	210	213,005
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.774%(c)	04/25/42	3,100	3,177,185
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.224%(c)	05/25/42	1,300	1,341,444
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
7.574%(c)	09/25/42	4,500	4,694,085
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.653%(cc)	12/25/46	268	265,570
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.636%(cc)	03/25/35	129	71,933
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.438%(cc)	05/25/48	4,305	4,070,519
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	80	82,581
Series 4289, Class WZ
3.000%	01/15/44	579	533,903
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
4.598%(c)	10/15/46	14	14,137
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	07/25/55	4,000	4,053,188
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55	46,021	46,631,445
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	7	7,031

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-03, Class MA
3.500%	10/25/58	5	$5,064
Series 2019-04, Class MA
3.000%	02/25/59	7	6,831
Series 2019-04, Class MV
3.000%	02/25/59	8	7,066
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	145	132,713
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	89	84,809
GCAT Trust,
Series 2025-NQM06, Class A1, 144A
0.000%(cc)	10/25/70	8,492	8,497,357
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,533
Series 2013-24, Class OI, IO
4.000%	02/20/43	121	18,940
Series 2013-82, Class IG, IO
3.500%	05/20/43	375	53,404
Series 2017-184, Class JH
3.000%	12/20/47	10	9,626
Series 2018-08, Class DA
3.000%	11/20/47	112	106,052
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,266,062
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
7.033%(cc)	10/25/33	23	22,519
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.938%(cc)	07/25/44	12	12,049
Series 2020-INV01, Class A14, 144A
2.906%(cc)	10/25/50	1,012	882,974
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,409	1,165,769
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,448	1,203,894
Series 2025-RPL01, Class A1, PO, 144A
0.000%	01/25/64	31	30,165
3.390%(cc)	01/25/64	28,279	25,274,110
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
4.386%(c)	03/19/35	635	617,059
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	372	336,915
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
4.676%(c)	08/25/50	192	181,659
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	319	287,807
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	446	390,646

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		161	$140,889
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50		25	24,741
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.003%(c)	01/24/63	EUR	6,236	7,334,040
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		29,275	29,315,042
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		5,500	5,526,842
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		15,700	15,801,422
Series 2025-RTL02, Class A1, 144A
5.612%(cc)	04/25/40		10,000	10,073,821
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%
6.154%(c)	06/27/27^		12,000	12,000,000
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		152	149,282
MFA Trust,
Series 2025-NQM02, Class A1, 144A
5.675%(cc)	05/27/70		18,695	18,852,412
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51		113	93,988
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.596%(c)	01/25/48		93	91,141
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		22,925	23,167,893
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		2,571	2,598,377
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		4,411	4,456,398
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		35,052	255,445
Series 2025-INV01, Class B1, 144A
6.595%(cc)	02/25/70		1,388	1,383,821
Series 2025-INV01, Class B2, 144A
6.595%(cc)	02/25/70		1,092	1,065,904
Series 2025-INV01, Class B3, 144A
6.595%(cc)	02/25/70		685	629,941
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		1,980	2,009,382
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^		35,052	595,884
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.774%(c)	04/25/34		2,883	2,907,855

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.496%(c)	06/25/57	1,140	$1,117,400
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
4.946%(c)	10/25/59	4	3,940
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	45	40,153
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
4.796%(c)	02/25/60	15	14,971
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	117	103,908
Series 2025-NQM02, Class A1, 144A
5.597%(cc)	11/25/64	17,158	17,310,979
Series 2025-NQM04, Class A1, 144A
5.400%(cc)	02/25/55	13,802	13,896,574
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	9,300	9,375,202
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	16,282	16,414,229
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.215%(c)	03/29/27	17,129	17,294,630
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.965%(c)	09/27/28	13,979	14,156,832
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	8,192	7,891,344
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55	16,377	16,407,599
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	2,988	2,919,450
Series 2025-RCF01, Class A1, 144A
4.500%(cc)	02/25/55	9,126	9,085,826
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	11,619	11,424,296
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	2,310	2,219,624
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55	1,362	1,293,346
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55	1,329	1,247,331
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55	469	436,315
PRPM Trust,
Series 2025-NQM01, Class A1, 144A
5.802%(cc)	11/25/69	9,707	9,787,555
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.574%(c)	11/25/31	1,514	1,529,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32	1	$801
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.625%(cc)	02/25/40	12,500	12,566,599
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.779%(cc)	08/25/47	1,001	953,634
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	41	37,371
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	319	296,871
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	389	373,095
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
4.759%(cc)	12/25/34	588	548,091
Series 2005-01, Class 2A
5.420%(cc)	02/25/35	529	504,088
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	79	77,157
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.846%(c)	10/25/59	499	499,358
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60	4,514	4,015,285
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68	3,645	3,544,100
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61	1,592	1,477,373
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,451	1,201,977
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	80	72,077
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	355	323,362
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	731	638,289
Series 2024-02, Class A1, 144A
6.095%(cc)	02/25/69	1,039	1,048,265
Series 2025-05, Class A1, 144A
5.427%(cc)	06/25/70	13,789	13,899,396
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	559	542,476
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
4.686%(c)	06/25/44	488	493,810
Series 2007-HY01, Class 3A3
4.104%(cc)	02/25/37	1,454	1,251,190

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
4.799%(c)	04/25/47		1,354	$1,194,645

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $604,031,850)				613,871,934

SOVEREIGN BONDS — 2.1%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		200	206,330
Sr. Sec’d. Notes, 144A
6.034%	01/16/42		19,000	19,601,323
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	350,606
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	524,182
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	535,686
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%	07/09/30	EUR	3,668	3,567,049
0.750%(cc)	07/09/30		7,883	6,716,337
1.000%	07/09/29		16,487	14,697,782
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,219,784
5.000%	07/15/32		200	202,126
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,247	3,247,760
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	17,242	20,080,433
5.000%	09/19/32	EUR	3,736	4,214,925
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29		4,058	4,104,667
5.875%	01/30/60		550	491,700
6.400%	06/05/49		250	249,312
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		173	157,084
5.500%	02/22/29		13,629	13,785,733
5.950%	01/25/27		412	416,120
6.000%	07/19/28		2,579	2,645,732
6.000%	02/22/33		519	531,561
7.050%	02/03/31		151	162,165
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
0.350%	01/30/35^		40,400	702,960
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		19,000	19,320,150
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	324,477

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32		EUR	8,261	$9,417,854
5.250%	03/22/30		EUR	11,268	13,288,501
5.875%	10/17/31		EUR	14,474	17,137,419
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31			2,145	1,911,195
3.500%	02/12/34			256	221,440
4.280%	08/14/41			500	401,000
4.500%	01/31/50			621	469,786
4.600%	02/10/48			514	398,350
4.875%	05/19/33			2,664	2,557,440
5.400%	02/09/28			200	204,700
6.350%	02/09/35			200	209,246
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40			888	883,915
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	(a)		1,260	1,353,190
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35			1,210	1,234,805
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30			1,000	1,201,560
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%	10/20/40			2,000	1,790,040
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31			496	450,537
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31			114	103,551
3.624%	05/26/30		EUR	255	295,088
5.250%	11/25/27			154	156,454
5.750%	09/16/30			10,870	11,196,970
6.625%	02/17/28			194	202,157
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29		EUR	90	96,868
2.000%	01/28/32		EUR	55	55,104
3.500%	04/03/34		EUR	345	357,478
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29		EUR	95	109,278
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28			800	793,504
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	6,595	7,175,594
1.650%	03/03/33		EUR	2,521	2,472,000
6.250%	05/26/28			4,786	4,956,103
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30			774	674,734
6.250%	05/26/28			2,710	2,806,318
6.500%	09/26/33			200	214,500

TOTAL SOVEREIGN BONDS (cost $192,720,865)					203,852,663

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.3%
Federal Home Loan Mortgage Corp.
2.000%	06/01/50	348	$287,121
2.000%	07/01/50	281	230,655
2.000%	12/01/50	11,284	9,205,596
2.000%	02/01/51	9,062	7,390,860
2.000%	03/01/51	37,005	30,156,806
2.000%	04/01/51	29,608	24,119,805
2.000%	05/01/51	48	39,027
2.000%	05/01/51	51,557	42,040,106
2.000%	07/01/51	29	24,015
2.000%	02/01/52	22	18,371
2.000%	02/01/52	49	40,310
2.000%	02/01/52	55	45,516
2.500%	08/01/40	44	40,203
2.500%	07/01/50	240	207,272
2.500%	07/01/50	2,288	1,955,632
2.500%	08/01/50	4,211	3,594,374
2.500%	08/01/50	9,347	7,983,638
2.500%	09/01/50	495	420,228
2.500%	09/01/50	11,475	9,802,320
2.500%	10/01/50	384	327,251
2.500%	12/01/50	80	68,637
2.500%	01/01/51	17,244	14,708,736
2.500%	02/01/51	5,663	4,837,485
2.500%	02/01/51	22,097	19,063,086
2.500%	03/01/51	52,550	44,885,497
2.500%	04/01/51	12,444	10,526,453
2.500%	04/01/51	25,493	21,738,436
2.500%	05/01/51	216	185,985
2.500%	05/01/51	963	830,161
2.500%	05/01/51	4,384	3,734,522
2.500%	05/01/51	54,365	46,112,536
2.500%	06/01/51	819	709,550
2.500%	06/01/51	14,784	12,603,807
2.500%	07/01/51	292	251,107
2.500%	07/01/51	3,013	2,568,043
2.500%	07/01/51	35,245	30,047,810
2.500%	08/01/51	515	444,677
2.500%	08/01/51	570	485,494
2.500%	08/01/51	1,785	1,520,772
2.500%	09/01/51	484	416,003
2.500%	09/01/51	870	747,208
2.500%	09/01/51	912	784,652
2.500%	10/01/51	53	45,627
2.500%	11/01/51	1,071	910,162
2.500%	11/01/51	1,716	1,482,416
2.500%	12/01/51	90	77,721
2.500%	12/01/51	952	815,696
2.500%	01/01/52	4,464	3,836,800
2.500%	01/01/52	19,121	16,503,396
2.500%	02/01/52	149	126,461
2.500%	02/01/52	679	584,323
2.500%	02/01/52	4,210	3,617,876
2.500%	03/01/52	39	33,796
2.500%	04/01/52	414	352,281
2.500%	04/01/52	1,113	960,709
3.000%	01/01/27	1	1,048
3.000%	02/01/30	7	6,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/30	85	$84,071
3.000%	11/01/33	350	340,900
3.000%	02/01/34	343	335,020
3.000%	04/01/34	29	28,183
3.000%	03/01/35	75	72,965
3.000%	11/01/42	11	10,357
3.000%	11/01/42	55	51,171
3.000%	01/01/43	14	13,123
3.000%	02/01/43	4	3,432
3.000%	02/01/43	8	7,481
3.000%	02/01/43	40	37,400
3.000%	03/01/43	39	36,125
3.000%	03/01/45	6	5,553
3.000%	04/01/45	48	44,258
3.000%	06/01/45	10	9,204
3.000%	06/01/45	73	67,225
3.000%	07/01/45	39	35,447
3.000%	11/01/46	142	128,875
3.000%	11/01/46	971	880,768
3.000%	02/01/48	7	6,185
3.000%	09/01/49	510	464,639
3.000%	11/01/49	520	471,664
3.000%	02/01/50	21	18,893
3.000%	02/01/50	202	182,671
3.000%	06/01/50	22	20,248
3.000%	06/01/50	224	201,421
3.000%	08/01/50	939	848,873
3.000%	07/01/51	3,390	3,056,117
3.000%	01/01/52	82	72,337
3.000%	01/01/52	1,229	1,100,822
3.000%	01/01/52	55,602	49,339,502
3.000%	02/01/52	29,536	26,184,594
3.000%	03/01/52	3,408	3,068,269
3.000%	03/01/52	21,006	18,616,631
3.000%	06/01/52	1,725	1,553,642
3.000%	06/01/52	1,891	1,698,277
3.500%	04/01/32	23	22,652
3.500%	08/01/32	47	46,711
3.500%	06/01/33	22	22,016
3.500%	02/01/34	51	50,398
3.500%	03/01/42	1	1,068
3.500%	04/01/42	8	7,670
3.500%	04/01/42	81	78,098
3.500%	07/01/42	16	15,185
3.500%	08/01/42	13	11,980
3.500%	08/01/42	16	15,087
3.500%	08/01/42	83	79,818
3.500%	09/01/42	1	1,224
3.500%	09/01/42	19	18,575
3.500%	09/01/42	84	80,891
3.500%	09/01/42	122	116,109
3.500%	10/01/42	3	3,097
3.500%	10/01/42	31	29,241
3.500%	11/01/42	13	12,629
3.500%	12/01/42	189	180,596
3.500%	01/01/43	144	137,486
3.500%	04/01/43	4	3,818
3.500%	04/01/43	18	17,027

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/43	115	$109,715
3.500%	05/01/43	334	318,436
3.500%	07/01/43	22	21,147
3.500%	10/01/43	38	36,620
3.500%	01/01/44	192	183,342
3.500%	01/01/44	3,213	3,064,939
3.500%	02/01/44	270	258,094
3.500%	03/01/44	234	222,219
3.500%	04/01/44	6,816	6,499,218
3.500%	03/01/45	98	92,880
3.500%	05/01/45	110	104,150
3.500%	06/01/45	22	20,859
3.500%	06/01/45	134	127,141
3.500%	03/01/46	86	81,629
3.500%	07/01/46	192	182,599
3.500%	08/01/46	61	58,360
3.500%	12/01/46	1,160	1,090,420
3.500%	05/01/47	61	57,257
3.500%	01/01/48	2,076	1,953,609
3.500%	03/01/48	806	759,132
3.500%	05/01/49	5	4,747
3.500%	10/01/49	46	43,296
3.500%	12/01/49	106	100,316
3.500%	01/01/50	780	730,988
3.500%	04/01/50	2,798	2,618,834
3.500%	01/01/52	5,202	4,826,785
3.500%	03/01/52	5,537	5,151,897
3.500%	04/01/52	125	116,038
3.500%	04/01/52	28,040	25,986,318
3.500%	05/01/52	21	19,764
3.500%	07/01/52	72	66,850
4.000%	06/01/33	52	52,347
4.000%	10/01/34	22	22,009
4.000%	08/01/37	1,114	1,101,963
4.000%	05/01/38	146	144,298
4.000%	01/01/40	117	115,693
4.000%	09/01/40	1	585
4.000%	09/01/40	458	449,516
4.000%	10/01/40	2	1,604
4.000%	10/01/40	3	3,270
4.000%	10/01/40	5	5,006
4.000%	11/01/40	4	3,918
4.000%	11/01/40	306	301,142
4.000%	12/01/40	1	1,339
4.000%	12/01/40	97	94,780
4.000%	12/01/40	216	210,730
4.000%	12/01/40	247	242,458
4.000%	12/01/40	289	282,863
4.000%	02/01/41	10	10,037
4.000%	02/01/41	60	58,420
4.000%	04/01/41	378	370,928
4.000%	10/01/41	20	19,973
4.000%	10/01/41	70	68,465
4.000%	12/01/41	47	45,941
4.000%	02/01/42	158	154,451
4.000%	03/01/42	4	3,882
4.000%	04/01/42	2	1,693
4.000%	04/01/42	6	5,635

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/42	18	$17,545
4.000%	04/01/42	39	38,337
4.000%	06/01/42	6	6,135
4.000%	07/01/42	365	357,473
4.000%	09/01/42	26	25,591
4.000%	11/01/42	170	166,544
4.000%	05/01/43	23	22,144
4.000%	09/01/43	107	104,862
4.000%	08/01/44	51	50,144
4.000%	02/01/45	53	51,331
4.000%	05/01/45	19	18,507
4.000%	11/01/45	36	34,532
4.000%	04/01/46	3	3,159
4.000%	04/01/46	7	6,577
4.000%	04/01/46	88	85,564
4.000%	10/01/47	2	2,071
4.000%	04/01/48	4	4,021
4.000%	06/01/48	95	92,043
4.000%	07/01/48	490	473,253
4.000%	01/01/50	33	32,164
4.000%	02/01/50	1,868	1,804,026
4.000%	04/01/52	5,592	5,335,799
4.000%	05/01/52	56,994	54,392,155
4.500%	09/01/37	107	107,163
4.500%	05/01/39	27	27,352
4.500%	05/01/39	29	29,592
4.500%	06/01/39	17	17,362
4.500%	08/01/39	124	125,355
4.500%	09/01/39	9	9,391
4.500%	10/01/39	3	2,943
4.500%	10/01/39	8	8,119
4.500%	10/01/39	52	52,587
4.500%	10/01/39	167	169,007
4.500%	10/01/39	374	377,185
4.500%	12/01/39	13	13,144
4.500%	03/01/40	24	24,247
4.500%	05/01/40	16	16,373
4.500%	08/01/40	28	27,881
4.500%	08/01/40	41	41,289
4.500%	10/01/40	31	31,249
4.500%	11/01/40	26	26,310
4.500%	12/01/40	151	152,230
4.500%	01/01/41	38	38,128
4.500%	02/01/41	5	5,527
4.500%	02/01/41	7	7,035
4.500%	02/01/41	7	7,173
4.500%	02/01/41	14	14,591
4.500%	03/01/41	36	35,773
4.500%	04/01/41	54	53,952
4.500%	04/01/41	98	98,453
4.500%	07/01/41	302	304,103
4.500%	10/01/41	302	304,449
4.500%	01/01/42	15	14,767
4.500%	03/01/42	245	246,240
4.500%	05/01/42	15	15,631
4.500%	03/01/44	5	5,248
4.500%	03/01/44	9	9,027
4.500%	03/01/44	14	13,601

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	06/01/44	167		$167,821
4.500%	08/01/46	31		31,335
4.500%	12/01/48	273		272,077
4.500%	05/01/50	122		120,600
4.500%	05/01/52	9,353		9,161,048
5.000%	07/01/33	—(r	)	156
5.000%	11/01/33	1		952
5.000%	11/01/33	1		1,040
5.000%	11/01/33	2		1,901
5.000%	11/01/33	2		2,139
5.000%	07/01/35	330		338,806
5.000%	11/01/35	50		51,861
5.000%	12/01/35	1		557
5.000%	09/01/39	2		1,865
5.000%	04/01/40	3		2,909
5.000%	04/01/40	25		25,549
5.000%	06/01/40	26		26,430
5.000%	07/01/40	2		2,348
5.000%	07/01/40	19		19,240
5.000%	08/01/40	10		9,811
5.000%	08/01/40	28		28,691
5.000%	08/01/40	98		100,968
5.000%	06/01/41	45		46,758
5.000%	07/01/41	3		2,625
5.000%	07/01/41	5		4,775
5.000%	07/01/41	13		13,170
5.000%	07/01/41	15		14,922
5.000%	06/01/52	19,548		19,579,391
5.000%	07/01/52	12,262		12,293,707
5.000%	08/01/52	91		91,164
5.000%	10/01/52	3,071		3,075,691
5.000%	11/01/52	1,984		1,989,103
5.000%	05/01/53	483		483,779
5.000%	10/01/54	9,301		9,277,688
5.000%	11/01/54	12,210		12,179,919
5.000%	01/01/55	2,085		2,080,304
5.500%	03/01/34	10		10,749
5.500%	07/01/35	7		6,776
5.500%	06/01/36	13		13,123
5.500%	01/01/38	203		212,347
5.500%	06/01/41	79		83,107
5.500%	08/01/52	3,867		3,936,959
5.500%	09/01/52	4,376		4,454,161
5.500%	10/01/52	11,452		11,659,458
5.500%	11/01/52	29,253		29,813,924
5.500%	07/01/54	380		385,581
5.500%	10/01/54	10,765		10,920,202
5.500%	01/01/55	58,309		59,137,401
5.500%	04/01/55	22,999		23,325,654
6.000%	10/01/32	—(r	)	30
6.000%	03/01/33	2		2,126
6.000%	12/01/33	5		4,996
6.000%	12/01/33	52		54,364
6.000%	06/01/37	—(r	)	432
6.000%	01/01/38	3		2,728
6.000%	07/01/38	2		1,745
6.000%	08/01/38	3		3,228
6.000%	08/01/52	980		1,013,817

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	09/01/52	5,420		$5,587,048
6.000%	10/01/52	6,261		6,456,672
6.000%	11/01/52	2,164		2,231,337
6.000%	12/01/54	26,230		26,933,260
6.250%	07/15/32	240		271,394
6.500%	08/01/36	4		4,367
6.500%	09/01/39	11		10,974
6.500%	01/01/53	6,579		6,848,944
7.000%	06/01/32	—(r	)	418
7.000%	06/01/32	1		549
7.000%	01/01/53	1,923		2,023,275
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.401%, Floor 1.625%)
6.625%(c)	04/01/37	11		11,315
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.026%, Floor 1.733%)
6.733%(c)	02/01/37	5		5,242
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.209%, Floor 1.750%)
6.406%(c)	07/01/41	70		72,969
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.421%, Floor 1.750%)
6.202%(c)	12/01/40	36		37,640
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	1		806
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.715%, Floor 1.815%)
6.146%(c)	01/01/37	1		1,416
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.848% (Cap 10.048%, Floor 1.848%)
6.384%(c)	03/01/36	1		1,267
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.219%(c)	12/01/36	—(r	)	309
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.934% (Cap 10.453%, Floor 1.934%)
6.933%(c)	02/01/37	1		694
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.936% (Cap 7.779%, Floor 1.936%)
6.643%(c)	10/01/42	7		7,792
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.032% (Cap 11.126%, Floor 2.032%)
6.398%(c)	11/01/36	2		2,038
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.954%, Floor 2.069%)
6.589%(c)	02/01/37	1		885
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.317%(c)	10/01/36	—(r	)	165
Federal National Mortgage Assoc.
1.500%	12/01/50	37,259		28,779,260
1.500%	01/01/51	3,143		2,425,324
1.500%	02/01/51	84,962		65,576,984
2.000%	07/01/28	2		1,922
2.000%	07/01/50	108		89,321
2.000%	10/01/50	150		124,576
2.000%	10/01/50	1,206		984,515

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	11/01/50	91	$74,809
2.000%	11/01/50	10,172	8,299,121
2.000%	12/01/50	16	13,292
2.000%	12/01/50	10,106	8,250,632
2.000%	01/01/51	11	9,191
2.000%	01/01/51	14,673	11,973,038
2.000%	02/01/51	16	13,331
2.000%	02/01/51	7,126	5,810,603
2.000%	03/01/51	70,243	57,244,188
2.000%	04/01/51	149,816	122,045,939
2.000%	05/01/51	42	34,543
2.000%	07/01/51	23	18,985
2.000%	07/01/51	44	36,549
2.000%	07/01/51	50	41,155
2.000%	08/01/51	2,855	2,320,684
2.000%	03/01/52	33	27,004
2.500%	TBA	126,000	106,499,532
2.500%	11/01/29	4	3,879
2.500%	05/01/30	6	6,310
2.500%	01/01/31	33	32,201
2.500%	11/01/34	1,211	1,173,527
2.500%	04/01/37	641	600,704
2.500%	10/01/37	77	72,211
2.500%	07/01/40	32	28,761
2.500%	08/01/46	68	58,714
2.500%	11/01/46	15	13,166
2.500%	02/01/50	6	4,909
2.500%	02/01/50	19	15,975
2.500%	05/01/50	791	669,931
2.500%	06/01/50	581	498,215
2.500%	07/01/50	19	16,280
2.500%	07/01/50	28	24,130
2.500%	07/01/50	150	128,202
2.500%	07/01/50	1,335	1,151,034
2.500%	07/01/50	2,228	1,926,520
2.500%	08/01/50	3,505	2,995,130
2.500%	09/01/50	959	828,603
2.500%	09/01/50	3,335	2,881,933
2.500%	09/01/50	5,536	4,794,309
2.500%	10/01/50	92	79,386
2.500%	11/01/50	1,794	1,532,657
2.500%	12/01/50	9,549	8,157,616
2.500%	01/01/51	522	449,372
2.500%	01/01/51	60,509	51,581,615
2.500%	02/01/51	538	463,680
2.500%	02/01/51	7,215	6,159,295
2.500%	03/01/51	725	618,181
2.500%	04/01/51	521	444,244
2.500%	04/01/51	10,975	9,363,490
2.500%	05/01/51	50	42,868
2.500%	05/01/51	206	173,840
2.500%	05/01/51	262	226,309
2.500%	05/01/51	342	294,948
2.500%	05/01/51	517	438,852
2.500%	05/01/51	660	563,655
2.500%	05/01/51	3,381	2,918,425
2.500%	05/01/51	43,807	37,360,787
2.500%	06/01/51	514	443,402

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	06/01/51	865	$749,435
2.500%	06/01/51	2,705	2,328,236
2.500%	06/01/51	14,701	12,535,659
2.500%	07/01/51	4,937	4,209,220
2.500%	08/01/51	34	29,349
2.500%	08/01/51	155	132,149
2.500%	08/01/51	188	159,315
2.500%	08/01/51	441	379,453
2.500%	08/01/51	2,050	1,754,550
2.500%	08/01/51	3,968	3,381,427
2.500%	08/01/51	5,145	4,417,622
2.500%	10/01/51	3,623	3,117,940
2.500%	10/01/51	13,511	11,509,979
2.500%	11/01/51	153	131,937
2.500%	11/01/51	2,127	1,814,808
2.500%	12/01/51	71	61,051
2.500%	12/01/51	110	94,944
2.500%	01/01/52	91	78,315
2.500%	01/01/52	92	78,760
2.500%	01/01/52	2,257	1,921,550
2.500%	01/01/52	3,468	2,952,129
2.500%	01/01/52	6,318	5,407,024
2.500%	01/01/52	11,664	9,948,412
2.500%	02/01/52	187	160,668
2.500%	03/01/52	49	42,283
2.500%	03/01/52	108	92,274
2.500%	03/01/52	151	128,881
2.500%	03/01/52	385	332,631
2.500%	03/01/52	1,359	1,170,877
2.500%	04/01/52	3,071	2,611,717
3.000%	01/01/27	10	10,347
3.000%	08/01/27	1	1,385
3.000%	08/01/27	1	1,477
3.000%	10/01/27	5	4,851
3.000%	11/01/27	1	1,477
3.000%	12/01/27	1	668
3.000%	12/01/27	3	2,934
3.000%	01/01/28	3	2,963
3.000%	02/01/28	3	2,526
3.000%	03/01/28	3	2,897
3.000%	04/01/28	3	2,833
3.000%	05/01/28	4	3,520
3.000%	06/01/28	3	3,433
3.000%	06/01/28	19	18,883
3.000%	07/01/28	3	3,225
3.000%	08/01/28	4	3,931
3.000%	09/01/28	5	4,497
3.000%	10/01/28	3	3,051
3.000%	11/01/28	2	1,602
3.000%	11/01/28	73	71,879
3.000%	01/01/29	3	3,295
3.000%	02/01/29	83	82,378
3.000%	03/01/29	6	5,759
3.000%	03/01/30	15	15,174
3.000%	09/01/32	42	40,879
3.000%	12/01/32	49	47,553
3.000%	03/01/33	18	17,614
3.000%	08/01/33	11	10,334

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/01/33	4	$3,839
3.000%	12/01/34	22	21,741
3.000%	12/01/34	76	73,354
3.000%	01/01/35	20	19,190
3.000%	01/01/35	127	122,973
3.000%	05/01/35	1,353	1,308,394
3.000%	06/01/35	287	279,247
3.000%	11/01/36	11	10,174
3.000%	11/01/36	46	43,275
3.000%	12/01/36	13	12,525
3.000%	04/01/37	751	734,437
3.000%	09/01/42	134	123,959
3.000%	10/01/42	121	111,848
3.000%	10/01/42	329	304,713
3.000%	11/01/42	78	71,949
3.000%	11/01/42	80	73,668
3.000%	01/01/43	15	13,749
3.000%	01/01/43	72	66,925
3.000%	02/01/43	3	2,602
3.000%	02/01/43	4	3,241
3.000%	02/01/43	7	6,446
3.000%	02/01/43	13	12,267
3.000%	02/01/43	18	16,819
3.000%	02/01/43	57	52,837
3.000%	02/01/43	108	99,456
3.000%	03/01/43	86	79,161
3.000%	04/01/43	4	3,816
3.000%	04/01/43	1,503	1,389,803
3.000%	05/01/43	1	576
3.000%	05/01/43	7	6,839
3.000%	05/01/43	11	10,307
3.000%	05/01/43	20	18,664
3.000%	05/01/43	32	29,808
3.000%	05/01/43	57	52,579
3.000%	05/01/43	240	221,516
3.000%	07/01/43	68	63,050
3.000%	08/01/43	25	23,216
3.000%	08/01/43	209	191,501
3.000%	09/01/43	335	308,987
3.000%	11/01/43	840	775,449
3.000%	02/01/44	28	25,764
3.000%	12/01/44	1	1,038
3.000%	05/01/45	68	62,749
3.000%	08/01/45	162	148,750
3.000%	05/01/46	1,732	1,571,187
3.000%	06/01/46	345	317,897
3.000%	08/01/46	153	138,508
3.000%	09/01/46	18	16,537
3.000%	10/01/46	81	73,121
3.000%	11/01/46	58	52,557
3.000%	11/01/46	62	56,678
3.000%	11/01/46	80	72,128
3.000%	11/01/46	215	196,111
3.000%	11/01/46	304	277,473
3.000%	11/01/46	576	525,715
3.000%	11/01/46	2,078	1,920,645
3.000%	11/01/46	2,868	2,602,799
3.000%	12/01/46	39	35,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/46	62	$56,593
3.000%	12/01/46	65	59,152
3.000%	12/01/46	66	59,932
3.000%	01/01/47	45	40,708
3.000%	04/01/47	1,377	1,249,600
3.000%	06/01/47	575	527,454
3.000%	12/01/47	812	740,951
3.000%	03/01/48	11	9,702
3.000%	04/01/48	8,527	7,871,598
3.000%	08/01/49	534	486,321
3.000%	09/01/49	3,519	3,166,040
3.000%	11/01/49	129	115,799
3.000%	02/01/50	125	112,248
3.000%	02/01/50	220	198,608
3.000%	02/01/50	18,479	16,810,797
3.000%	05/01/50	21	19,310
3.000%	05/01/50	4,008	3,611,688
3.000%	07/01/50	118	105,017
3.000%	07/01/50	207	186,667
3.000%	07/01/50	637	574,997
3.000%	08/01/50	401	357,807
3.000%	08/01/50	604	539,171
3.000%	09/01/50	27	24,319
3.000%	09/01/50	4,468	3,984,387
3.000%	10/01/50	1,264	1,129,724
3.000%	05/01/51	2,880	2,564,956
3.000%	06/01/51	28	25,615
3.000%	07/01/51	9,317	8,294,052
3.000%	09/01/51	8,563	7,606,377
3.000%	10/01/51	6,824	6,061,625
3.000%	10/01/51	8,478	7,526,313
3.000%	12/01/51	68	60,526
3.000%	12/01/51	125	111,674
3.000%	12/01/51	1,767	1,574,254
3.000%	01/01/52	69	62,237
3.000%	01/01/52	24,275	21,494,782
3.000%	02/01/52	14,177	12,567,962
3.000%	03/01/52	53,086	47,054,326
3.500%	07/01/30	9	9,285
3.500%	08/01/30	58	58,037
3.500%	07/01/32	205	201,840
3.500%	08/01/32	55	54,888
3.500%	01/01/34	3	2,948
3.500%	01/01/34	5	5,308
3.500%	01/01/34	11	10,617
3.500%	01/01/34	16	16,127
3.500%	05/01/34	355	352,257
3.500%	07/01/34	18	17,395
3.500%	07/01/34	53	51,937
3.500%	08/01/34	68	66,763
3.500%	02/01/35	49	48,235
3.500%	09/01/37	42	40,918
3.500%	06/01/38	18	17,096
3.500%	10/01/41	4	4,297
3.500%	12/01/41	37	35,552
3.500%	03/01/42	92	88,231
3.500%	05/01/42	150	143,892
3.500%	06/01/42	66	62,967

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/42	139		$132,060
3.500%	07/01/42	17		16,377
3.500%	07/01/42	74		70,049
3.500%	07/01/42	307		294,352
3.500%	08/01/42	165		156,436
3.500%	09/01/42	281		266,443
3.500%	09/01/42	473		451,212
3.500%	09/01/42	2,372		2,262,776
3.500%	10/01/42	266		252,448
3.500%	11/01/42	44		41,629
3.500%	01/01/43	46		43,607
3.500%	01/01/43	311		295,043
3.500%	04/01/43	36		34,279
3.500%	05/01/43	456		435,101
3.500%	06/01/43	8		7,994
3.500%	06/01/43	178		170,082
3.500%	06/01/43	185		176,192
3.500%	07/01/43	16		15,623
3.500%	07/01/43	60		57,475
3.500%	07/01/43	67		63,947
3.500%	07/01/43	105		99,728
3.500%	07/01/43	326		311,368
3.500%	08/01/43	50		47,726
3.500%	08/01/43	51		48,446
3.500%	08/01/43	56		53,832
3.500%	09/01/43	24		23,190
3.500%	03/01/44	285		271,793
3.500%	03/01/44	1,222		1,169,424
3.500%	07/01/44	29		27,460
3.500%	04/01/45	—(r	)	317
3.500%	04/01/45	9		8,795
3.500%	04/01/45	38		36,273
3.500%	04/01/45	440		419,385
3.500%	05/01/45	27		25,378
3.500%	07/01/45	54		50,863
3.500%	09/01/45	54		51,139
3.500%	11/01/45	11		10,142
3.500%	11/01/45	33		30,834
3.500%	12/01/45	92		87,431
3.500%	12/01/45	747		711,866
3.500%	01/01/46	20		18,676
3.500%	01/01/46	303		287,617
3.500%	03/01/46	2		2,290
3.500%	04/01/46	37		35,356
3.500%	05/01/46	98		93,532
3.500%	06/01/46	89		84,255
3.500%	06/01/46	332		315,550
3.500%	02/01/47	302		285,036
3.500%	02/01/47	1,657		1,579,611
3.500%	04/01/47	354		335,221
3.500%	08/01/47	47		44,614
3.500%	09/01/47	22		20,875
3.500%	10/01/47	96		90,594
3.500%	11/01/47	27		25,071
3.500%	12/01/47	3		3,007
3.500%	12/01/47	19		18,023
3.500%	01/01/48	119		113,233
3.500%	02/01/48	17		16,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	02/01/48	550	$516,999
3.500%	03/01/48	2,024	1,912,966
3.500%	05/01/49	19	17,563
3.500%	06/01/49	521	489,482
3.500%	10/01/49	90	85,030
3.500%	01/01/50	4,158	3,910,452
3.500%	05/01/50	138	128,674
3.500%	07/01/50	1,093	1,022,888
3.500%	08/01/50	136	127,706
3.500%	07/01/51	4,460	4,153,503
3.500%	08/01/51	3,139	2,923,435
3.500%	02/01/52	27,390	25,509,115
3.500%	03/01/52	20,370	18,901,860
3.500%	04/01/52	32,835	30,430,368
3.500%	05/01/52	20	18,280
3.500%	05/01/52	148	137,080
3.500%	05/01/52	814	754,126
3.500%	08/01/52	42	38,974
4.000%	11/01/31	13	12,689
4.000%	07/01/35	525	525,239
4.000%	06/01/39	121	119,962
4.000%	09/01/40	223	219,532
4.000%	11/01/40	27	26,887
4.000%	11/01/40	206	202,186
4.000%	12/01/40	261	252,725
4.000%	01/01/41	30	29,782
4.000%	01/01/41	169	165,078
4.000%	02/01/41	10	9,528
4.000%	02/01/41	18	18,045
4.000%	02/01/41	25	24,237
4.000%	02/01/41	39	38,506
4.000%	02/01/41	105	103,031
4.000%	02/01/41	364	356,120
4.000%	03/01/41	279	272,952
4.000%	04/01/41	91	89,290
4.000%	01/01/42	8	8,091
4.000%	01/01/42	129	124,084
4.000%	02/01/42	14	14,171
4.000%	02/01/42	90	87,127
4.000%	02/01/42	143	140,270
4.000%	01/01/43	6	6,275
4.000%	10/01/43	59	57,569
4.000%	03/01/44	90	88,087
4.000%	02/01/45	207	202,217
4.000%	03/01/45	84	82,165
4.000%	05/01/45	71	69,201
4.000%	07/01/45	36	34,776
4.000%	09/01/45	67	64,269
4.000%	10/01/45	35	34,294
4.000%	11/01/45	4	3,782
4.000%	12/01/45	61	58,666
4.000%	01/01/46	25	24,309
4.000%	02/01/46	31	29,716
4.000%	03/01/46	9	8,291
4.000%	03/01/46	216	211,276
4.000%	03/01/46	231	225,944
4.000%	04/01/46	34	32,702
4.000%	07/01/46	26	24,895

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/46	57	$55,009
4.000%	12/01/46	4	3,416
4.000%	02/01/47	1,396	1,350,772
4.000%	07/01/47	738	714,444
4.000%	09/01/47	226	218,891
4.000%	10/01/47	43	41,958
4.000%	10/01/47	863	835,585
4.000%	11/01/47	210	203,382
4.000%	12/01/47	52	50,287
4.000%	10/01/48	848	823,075
4.000%	11/01/48	165	159,463
4.000%	12/01/49	240	230,591
4.000%	08/01/51	3,302	3,154,886
4.000%	04/01/52	13,018	12,402,874
4.000%	05/01/52	34	32,793
4.000%	05/01/52	75,567	72,027,076
4.000%	08/01/52	7,443	7,161,605
4.000%	04/01/53	7,298	6,966,053
4.500%	09/01/35	7	6,557
4.500%	03/01/39	57	57,897
4.500%	05/01/39	230	232,002
4.500%	06/01/39	29	29,459
4.500%	08/01/39	78	79,038
4.500%	09/01/39	102	102,462
4.500%	11/01/39	27	27,465
4.500%	12/01/39	144	145,402
4.500%	12/01/39	359	362,227
4.500%	03/01/40	3	3,306
4.500%	04/01/40	219	220,890
4.500%	07/01/40	24	23,920
4.500%	08/01/40	18	17,936
4.500%	09/01/40	256	258,336
4.500%	10/01/40	10	10,005
4.500%	11/01/40	363	365,446
4.500%	12/01/40	27	27,135
4.500%	12/01/40	43	43,589
4.500%	12/01/40	183	184,102
4.500%	12/01/40	362	365,006
4.500%	02/01/41	41	40,948
4.500%	02/01/41	44	44,325
4.500%	02/01/41	64	64,483
4.500%	02/01/41	113	113,341
4.500%	04/01/41	370	372,395
4.500%	05/01/41	4	4,314
4.500%	05/01/41	9	8,830
4.500%	05/01/41	350	352,529
4.500%	06/01/41	25	25,099
4.500%	06/01/41	29	29,478
4.500%	08/01/41	6	5,657
4.500%	10/01/41	5	4,780
4.500%	10/01/41	7	6,679
4.500%	11/01/41	5	5,203
4.500%	11/01/41	110	110,226
4.500%	04/01/42	48	47,810
4.500%	08/01/42	8	8,502
4.500%	09/01/42	8	8,447
4.500%	09/01/42	16	16,023
4.500%	10/01/42	67	67,312

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	09/01/43	16	$15,830
4.500%	11/01/43	16	15,554
4.500%	01/01/44	11	11,018
4.500%	01/01/44	31	30,546
4.500%	04/01/44	17	17,017
4.500%	06/01/44	20	20,003
4.500%	10/01/44	57	57,246
4.500%	02/01/45	14	14,371
4.500%	02/01/45	31	30,777
4.500%	10/01/45	33	33,291
4.500%	10/01/45	440	441,078
4.500%	02/01/46	55	55,198
4.500%	03/01/46	11	11,102
4.500%	03/01/46	51	51,699
4.500%	06/01/46	7	7,275
4.500%	07/01/46	36	36,290
4.500%	11/01/46	24	23,819
4.500%	12/01/46	31	30,866
4.500%	01/01/47	8	8,427
4.500%	01/01/47	13	12,875
4.500%	02/01/47	15	15,268
4.500%	05/01/47	75	75,844
4.500%	11/01/47	589	584,896
4.500%	06/01/48	323	321,015
4.500%	08/01/48	125	124,192
4.500%	12/01/48	446	441,850
4.500%	12/01/48	2,198	2,179,115
4.500%	09/01/49	2,162	2,149,287
4.500%	11/01/49	4	3,721
4.500%	01/01/50	108	106,260
4.500%	05/01/50	91	90,040
4.500%	05/01/52	983	963,547
4.500%	06/01/52	52,552	51,517,357
5.000%	10/01/33	4	3,646
5.000%	11/01/33	1	878
5.000%	11/01/33	21	20,908
5.000%	04/01/34	2	2,360
5.000%	07/01/34	2	2,496
5.000%	10/01/34	1	1,289
5.000%	03/01/35	102	104,366
5.000%	04/01/35	11	11,574
5.000%	04/01/35	114	116,706
5.000%	05/01/35	13	13,493
5.000%	06/01/35	4	3,577
5.000%	06/01/35	6	6,516
5.000%	06/01/35	14	13,832
5.000%	07/01/35	1	770
5.000%	07/01/35	2	2,522
5.000%	07/01/35	3	3,341
5.000%	09/01/35	8	8,583
5.000%	10/01/35	22	22,500
5.000%	10/01/35	89	91,390
5.000%	10/01/35	191	196,376
5.000%	03/01/36	34	34,641
5.000%	12/01/36	3	3,234
5.000%	12/01/36	115	118,149
5.000%	07/01/37	2	2,052
5.000%	07/01/37	300	304,875

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	02/01/38	12	$11,767
5.000%	05/01/38	81	83,154
5.000%	06/01/39	10	10,250
5.000%	06/01/39	45	45,554
5.000%	06/01/40	21	21,630
5.000%	06/01/40	40	40,715
5.000%	06/01/40	52	53,710
5.000%	08/01/40	79	81,354
5.000%	04/01/41	177	181,926
5.000%	06/01/41	10	10,486
5.000%	06/01/41	25	25,479
5.000%	07/01/41	57	58,656
5.000%	08/01/41	4	3,806
5.000%	09/01/41	71	72,710
5.000%	10/01/41	41	42,019
5.000%	01/01/42	88	90,588
5.000%	02/01/42	37	38,426
5.000%	05/01/42	58	59,359
5.000%	07/01/42	118	121,266
5.000%	11/01/44	156	160,423
5.000%	07/01/45	429	440,866
5.000%	12/01/47	751	771,506
5.000%	02/01/49	459	467,084
5.000%	05/01/52	3,559	3,565,296
5.000%	06/01/52	10,079	10,094,755
5.000%	07/01/52	30,171	30,217,478
5.000%	08/01/52	802	808,364
5.000%	08/01/52	21,731	21,764,774
5.000%	10/01/52	42	41,620
5.000%	10/01/52	2,894	2,903,317
5.000%	07/01/54	1,480	1,476,644
5.000%	10/01/54	3,742	3,734,033
5.000%	11/01/54	1,048	1,045,668
5.000%	12/01/54	39,575	39,477,038
5.000%	01/01/55	1,157	1,153,783
5.310%(cc)	08/01/41	36	36,960
5.500%	04/01/34	2	2,032
5.500%	09/01/34	44	44,849
5.500%	11/01/34	3	3,445
5.500%	12/01/34	12	12,124
5.500%	02/01/35	5	4,801
5.500%	04/01/35	7	7,828
5.500%	11/01/35	8	8,723
5.500%	11/01/35	42	43,919
5.500%	12/01/35	11	11,533
5.500%	12/01/35	52	52,997
5.500%	01/01/36	2	1,659
5.500%	01/01/36	13	13,492
5.500%	03/01/36	2	2,207
5.500%	03/01/36	2	2,518
5.500%	05/01/36	52	54,013
5.500%	05/01/36	108	112,899
5.500%	07/01/36	236	246,543
5.500%	11/01/36	1	1,051
5.500%	08/01/37	3	2,826
5.500%	08/01/37	11	11,820
5.500%	08/01/37	17	17,374
5.500%	08/01/37	66	68,710

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	08/01/37	113		$117,192
5.500%	08/01/37	123		128,126
5.500%	09/01/37	48		50,631
5.500%	02/01/38	17		17,427
5.500%	02/01/38	111		115,583
5.500%	09/01/38	64		66,741
5.500%	04/01/39	35		36,960
5.500%	05/01/39	37		38,839
5.500%	03/01/40	66		68,854
5.500%	09/01/41	—(r	)	432
5.500%	09/01/41	110		114,637
5.500%	07/01/52	800		814,361
5.500%	08/01/52	192		195,116
5.500%	10/01/52	247		252,213
5.500%	11/01/52	2,771		2,830,574
5.500%	11/01/52	83,985		85,723,166
5.500%	01/01/53	26,145		26,616,636
5.500%	03/01/53	1,017		1,035,088
5.500%	07/01/55	39,419		39,978,937
6.000%	11/01/32	2		2,485
6.000%	03/01/33	2		2,418
6.000%	04/01/33	3		2,856
6.000%	02/01/34	58		60,016
6.000%	08/01/34	2		2,142
6.000%	11/01/34	2		1,848
6.000%	11/01/34	108		112,805
6.000%	04/01/35	2		2,263
6.000%	04/01/35	2		2,487
6.000%	11/01/35	20		20,887
6.000%	12/01/35	4		4,211
6.000%	02/01/36	150		156,943
6.000%	04/01/36	—(r	)	14
6.000%	05/01/36	36		37,759
6.000%	05/01/36	43		45,200
6.000%	06/01/36	5		4,894
6.000%	09/01/36	4		4,640
6.000%	09/01/36	285		295,667
6.000%	11/01/36	10		10,427
6.000%	12/01/36	2		2,109
6.000%	01/01/37	—(r	)	17
6.000%	01/01/37	4		4,313
6.000%	02/01/37	3		3,371
6.000%	02/01/37	36		37,619
6.000%	03/01/37	17		17,907
6.000%	03/01/37	101		106,726
6.000%	03/01/37	245		259,196
6.000%	05/01/37	—(r	)	76
6.000%	05/01/37	2		2,011
6.000%	06/01/37	5		5,076
6.000%	08/01/37	33		34,003
6.000%	08/01/37	185		191,951
6.000%	10/01/37	4		4,523
6.000%	02/01/38	13		13,821
6.000%	03/01/38	163		172,795
6.000%	04/01/38	6		6,211
6.000%	05/01/38	38		39,982
6.000%	08/01/38	6		6,145
6.000%	09/01/38	6		6,823

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/38	32		$34,114
6.000%	12/01/38	2		1,616
6.000%	04/01/39	2		2,412
6.000%	06/01/39	40		42,581
6.000%	09/01/39	189		199,975
6.000%	10/01/39	50		52,508
6.000%	01/01/40	2		2,075
6.000%	02/01/40	23		24,640
6.000%	10/01/40	43		45,730
6.000%	07/01/41	32		34,038
6.000%	09/01/52	7,327		7,553,070
6.000%	11/01/52	6,542		6,747,361
6.000%	12/01/52	15,098		15,597,727
6.000%	08/01/54	2,547		2,637,263
6.000%	12/01/54	14,966		15,366,552
6.500%	07/01/32	1		1,403
6.500%	07/01/32	9		9,810
6.500%	07/01/32	16		16,865
6.500%	12/01/32	2		1,823
6.500%	12/01/32	4		4,027
6.500%	07/01/35	5		4,870
6.500%	12/01/35	37		39,088
6.500%	07/01/36	1		844
6.500%	07/01/36	170		180,773
6.500%	08/01/36	6		6,588
6.500%	08/01/36	27		28,111
6.500%	08/01/36	34		35,511
6.500%	09/01/36	19		19,575
6.500%	09/01/36	78		83,262
6.500%	10/01/36	2		2,259
6.500%	10/01/36	39		40,949
6.500%	11/01/36	1		1,462
6.500%	11/01/36	3		3,598
6.500%	12/01/36	1		1,094
6.500%	10/01/37	31		33,250
6.500%	10/01/37	126		134,119
6.500%	08/01/38	12		12,281
6.500%	06/01/39	10		10,292
6.500%	10/01/39	50		52,924
6.500%	05/01/40	44		47,255
6.500%	05/01/40	50		53,269
6.500%	01/01/53	3,449		3,582,521
6.793%(cc)	02/01/39	9		8,991
7.000%	01/01/31	—(r	)	25
7.000%	04/01/32	—(r	)	32
7.000%	04/01/37	14		14,512
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1		1,392
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.846%, Floor 1.523%)
6.317%(c)	07/01/35	1		746
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.613% (Cap 10.260%, Floor 1.613%)
6.280%(c)	12/01/35	3		3,257
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
6.280%(c)	08/01/37	1		844

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.450%, Floor 1.700%)
6.200%(c)	11/01/37	4		$3,672
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.700%, Floor 1.800%)
6.596%(c)	01/01/42	30		31,620
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.531%, Floor 1.806%)
6.387%(c)	12/01/40	34		35,230
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.594%, Floor 1.818%)
6.712%(c)	02/01/42	7		6,970
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.857% (Cap 11.111%, Floor 1.857%)
6.453%(c)	08/01/36	2		1,752
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.392%(c)	12/01/35	—(r	)	402
Government National Mortgage Assoc.
1.500%	12/20/36	229		209,216
1.500%	01/20/37	317		288,808
1.500%	05/20/37	531		484,171
2.000%	10/20/50	1,015		840,978
2.000%	12/20/50	14,477		11,993,387
2.000%	01/20/51	7,390		6,122,676
2.000%	02/20/51	34,634		28,692,664
2.000%	03/20/51	2,116		1,752,856
2.500%	08/20/50	1,211		1,046,337
2.500%	03/20/51	8,946		7,720,706
3.000%	10/15/42	14		12,411
3.000%	12/15/42	4		3,808
3.000%	05/15/43	12		10,607
3.000%	06/15/43	1		1,208
3.000%	07/15/43	27		24,460
3.000%	08/20/43	305		281,830
3.000%	09/20/43	292		269,110
3.000%	01/20/44	32		29,210
3.000%	02/20/44	103		94,549
3.000%	05/20/45	1,761		1,608,330
3.000%	10/20/45	115		104,950
3.000%	05/20/46	49		43,951
3.000%	05/20/46	102		92,267
3.000%	05/20/46	291		265,071
3.000%	06/20/46	127		115,388
3.000%	06/20/46	266		239,082
3.000%	07/20/46	67		60,000
3.000%	07/20/46	89		80,671
3.000%	07/20/46	141		128,655
3.000%	07/20/46	146		131,158
3.000%	07/20/46	296		267,047
3.000%	07/20/46	301		271,072
3.000%	08/20/46	84		75,705
3.000%	08/20/46	129		116,510
3.000%	08/20/46	141		127,177
3.000%	09/20/46	62		55,792
3.000%	09/20/46	75		67,711
3.000%	09/20/46	79		72,321
3.000%	10/20/46	2,486		2,262,468

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/20/46	641	$584,881
3.000%	09/20/47	9	8,612
3.000%	08/20/49	199	176,411
3.000%	10/20/49	428	378,399
3.000%	12/20/49	6	5,095
3.000%	01/20/50	10	8,975
3.000%	05/20/50	886	777,389
3.000%	07/20/50	205	179,807
3.500%	09/15/41	27	25,390
3.500%	11/15/41	20	18,264
3.500%	01/15/42	3	3,171
3.500%	01/15/42	57	53,037
3.500%	02/15/42	19	17,690
3.500%	03/15/42	67	62,511
3.500%	03/20/42	8	7,736
3.500%	05/15/42	20	18,523
3.500%	05/20/42	12	11,613
3.500%	06/15/42	14	12,871
3.500%	06/20/42	140	132,822
3.500%	07/15/42	5	4,271
3.500%	07/15/42	13	11,929
3.500%	07/15/42	26	24,091
3.500%	07/15/42	31	29,088
3.500%	08/20/42	237	224,316
3.500%	11/20/42	5	4,240
3.500%	12/20/42	123	116,650
3.500%	01/15/43	14	12,718
3.500%	01/20/43	25	23,191
3.500%	02/15/43	18	16,982
3.500%	02/20/43	8	7,770
3.500%	03/20/43	298	272,950
3.500%	03/20/43	1,426	1,344,669
3.500%	04/15/43	30	27,780
3.500%	04/20/43	40	37,509
3.500%	05/15/43	4	4,121
3.500%	05/20/43	756	713,316
3.500%	07/15/43	82	76,135
3.500%	08/20/43	9	8,370
3.500%	09/20/43	32	29,765
3.500%	10/15/43	5	4,656
3.500%	11/15/43	393	367,051
3.500%	12/15/43	114	106,113
3.500%	01/15/44	18	16,738
3.500%	03/20/44	1	1,089
3.500%	10/20/44	46	42,337
3.500%	02/15/45	52	48,278
3.500%	02/20/45	161	147,340
3.500%	07/20/45	90	83,664
3.500%	10/20/45	5	4,696
3.500%	02/20/46	18	16,039
3.500%	03/20/46	682	635,088
3.500%	04/20/46	9	7,880
3.500%	04/20/46	24	22,639
3.500%	05/20/46	2	2,236
3.500%	05/20/46	2	2,279
3.500%	05/20/46	5	4,477
3.500%	05/20/46	5	4,695
3.500%	05/20/46	7	6,241

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/20/46	10		$9,180
3.500%	05/20/46	61		56,656
3.500%	06/20/46	6		5,164
3.500%	06/20/46	6		5,271
3.500%	06/20/46	7		6,179
3.500%	06/20/46	7		6,673
3.500%	06/20/46	25		22,673
3.500%	06/20/46	1,709		1,592,296
3.500%	07/20/46	155		142,969
3.500%	07/20/46	490		452,270
3.500%	09/20/46	157		145,970
3.500%	10/20/46	1,837		1,709,981
3.500%	11/20/46	89		82,904
3.500%	07/20/47	49		45,911
3.500%	12/20/47	1,330		1,239,288
3.500%	02/20/48	54		50,138
3.500%	02/20/48	75		68,894
3.500%	08/20/48	816		756,959
3.500%	09/20/48	1,397		1,294,326
3.500%	12/20/49	1		884
3.500%	12/20/49	3		2,785
3.500%	12/20/49	4		3,515
3.500%	01/20/50	602		554,917
3.500%	03/20/50	1,187		1,094,198
3.500%	04/20/50	152		139,715
3.500%	05/20/50	227		209,304
3.500%	11/20/50	249		229,188
3.500%	10/20/51	8,533		7,831,461
3.500%	12/20/51	74,755		68,630,309
3.500%	01/20/52	14,839		13,655,888
3.500%	03/20/52	24,634		22,699,730
3.500%	04/20/52	1,505		1,382,401
4.000%	01/20/26	—(r	)	12
4.000%	01/20/40	93		90,749
4.000%	10/20/40	96		93,213
4.000%	02/15/41	2		2,215
4.000%	02/20/41	123		120,078
4.000%	03/15/41	2		1,951
4.000%	03/20/41	98		95,436
4.000%	05/20/41	193		187,860
4.000%	10/15/41	11		10,252
4.000%	10/15/41	39		37,383
4.000%	10/15/41	43		41,327
4.000%	10/20/41	272		264,831
4.000%	11/20/41	38		36,843
4.000%	12/20/41	19		18,081
4.000%	04/20/42	10		10,147
4.000%	09/20/42	18		17,883
4.000%	11/20/42	16		15,613
4.000%	08/20/43	7		6,951
4.000%	01/20/44	35		33,513
4.000%	02/20/44	11		10,555
4.000%	03/20/45	1,091		1,054,978
4.000%	08/20/45	71		68,871
4.000%	09/20/45	769		742,920
4.000%	01/20/46	18		17,723
4.000%	05/20/46	22		21,253
4.000%	12/20/46	369		355,214

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/15/47	8	$7,717
4.000%	01/15/47	8	7,757
4.000%	06/20/47	1,537	1,481,056
4.000%	07/20/47	31	30,318
4.000%	09/20/47	710	684,253
4.000%	12/20/47	168	161,778
4.000%	01/20/48	252	239,817
4.000%	01/20/48	1,096	1,053,005
4.000%	02/20/49	163	156,457
4.000%	05/20/49	66	62,460
4.000%	10/20/50	1,517	1,452,349
4.000%	04/20/52	4,897	4,665,493
4.000%	06/20/52	32,021	30,520,196
4.000%	08/20/52	13,743	13,073,270
4.500%	04/20/35	5	4,630
4.500%	05/15/39	3	2,524
4.500%	08/15/39	17	16,624
4.500%	09/15/39	91	91,273
4.500%	09/20/39	1	1,204
4.500%	10/15/39	7	6,949
4.500%	11/15/39	3	3,418
4.500%	11/15/39	6	5,593
4.500%	11/20/39	26	25,778
4.500%	02/15/40	11	10,953
4.500%	02/20/40	223	224,394
4.500%	03/15/40	22	22,022
4.500%	05/20/40	419	422,053
4.500%	06/15/40	1	1,120
4.500%	06/15/40	9	8,994
4.500%	06/15/40	10	10,409
4.500%	06/15/40	33	32,653
4.500%	06/15/40	101	100,935
4.500%	07/15/40	1	926
4.500%	07/15/40	2	2,249
4.500%	08/15/40	14	14,446
4.500%	09/15/40	48	48,310
4.500%	09/20/40	107	107,269
4.500%	10/15/40	5	4,880
4.500%	11/20/40	57	57,203
4.500%	12/20/40	253	255,232
4.500%	01/20/41	11	11,021
4.500%	02/20/41	250	251,934
4.500%	03/15/41	40	40,068
4.500%	03/20/41	280	281,788
4.500%	05/20/41	1	701
4.500%	05/20/41	18	18,467
4.500%	06/20/41	3	3,207
4.500%	07/20/41	34	34,608
4.500%	08/20/41	215	216,679
4.500%	11/20/41	562	566,174
4.500%	02/20/42	1	841
4.500%	05/20/42	6	5,799
4.500%	06/20/43	1	1,062
4.500%	06/20/44	1	984
4.500%	10/20/44	1	964
4.500%	01/20/45	1	884
4.500%	09/15/45	169	168,579
4.500%	01/20/46	126	125,929

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/20/46	1		$1,470
4.500%	05/20/46	1		1,116
4.500%	07/20/46	50		49,869
4.500%	08/20/46	82		81,629
4.500%	09/20/46	67		66,892
4.500%	11/20/46	63		63,248
4.500%	01/20/47	182		181,587
4.500%	03/20/47	128		127,380
4.500%	08/20/48	270		267,601
4.500%	09/20/48	45		43,504
4.500%	04/20/49	24		23,371
4.500%	09/20/49	337		328,905
4.500%	07/20/52	17,622		17,299,844
4.500%	08/20/52	64,865		63,681,066
5.000%	01/20/33	—(r	)	425
5.000%	05/20/33	3		2,778
5.000%	11/15/33	1		1,144
5.000%	03/20/34	—(r	)	309
5.000%	05/15/34	43		44,017
5.000%	12/20/34	2		2,440
5.000%	02/20/35	2		2,146
5.000%	03/20/35	2		1,763
5.000%	06/20/35	—(r	)	331
5.000%	08/20/35	2		1,581
5.000%	12/20/35	2		2,228
5.000%	01/20/36	1		662
5.000%	03/20/36	3		3,087
5.000%	04/15/39	2		2,333
5.000%	04/20/39	3		2,610
5.000%	07/20/39	39		39,834
5.000%	08/15/39	3		2,939
5.000%	09/15/39	32		32,896
5.000%	10/15/39	6		6,267
5.000%	10/15/39	22		22,586
5.000%	10/20/39	2		2,030
5.000%	12/15/39	4		4,182
5.000%	01/15/40	4		3,611
5.000%	02/15/40	60		61,975
5.000%	02/15/40	62		63,864
5.000%	04/15/40	30		30,358
5.000%	05/20/40	164		168,470
5.000%	06/15/40	20		20,086
5.000%	06/15/40	24		25,022
5.000%	06/20/40	119		122,334
5.000%	07/15/40	3		2,864
5.000%	08/15/40	7		7,023
5.000%	08/20/40	92		94,510
5.000%	09/15/40	4		4,558
5.000%	09/15/40	5		5,312
5.000%	09/20/40	59		60,683
5.000%	10/20/40	19		19,586
5.000%	11/20/40	10		10,454
5.000%	03/20/41	121		123,932
5.000%	06/20/41	7		6,711
5.000%	08/20/41	133		136,984
5.000%	08/20/42	1		1,003
5.000%	11/20/42	7		7,406
5.000%	06/20/47	144		147,206

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/20/47	25	$25,755
5.000%	08/20/47	9	9,626
5.000%	10/20/47	17	16,936
5.000%	11/20/47	89	90,566
5.000%	02/20/48	16	16,265
5.000%	04/20/48	59	59,783
5.000%	05/20/48	6	5,802
5.000%	06/20/48	20	19,595
5.000%	06/20/48	96	96,957
5.000%	09/20/48	572	581,140
5.000%	12/20/48	424	429,808
5.000%	05/20/49	28	28,466
5.000%	08/20/52	4,173	4,182,039
5.000%	09/20/52	2,799	2,806,700
5.000%	10/20/52	1,410	1,413,010
5.000%	11/20/52	721	722,402
5.000%	12/20/52	566	566,887
5.000%	03/20/53	2,189	2,190,016
5.500%	10/20/32	—(r)	341
5.500%	03/20/34	1	1,218
5.500%	01/20/36	246	254,438
5.500%	08/20/38	4	3,843
5.500%	03/20/48	143	147,320
5.500%	04/20/48	106	110,084
5.500%	05/20/48	93	96,290
5.500%	09/20/48	1	1,144
5.500%	10/20/48	28	28,479
5.500%	11/20/48	134	137,613
5.500%	12/20/48	464	478,059
5.500%	01/20/49	115	117,804
5.500%	03/20/49	145	149,488
5.500%	04/20/49	8	7,871
5.500%	06/20/52	195	198,637
6.000%	12/20/38	393	413,665
6.000%	05/15/40	112	118,284
6.000%	10/20/52	732	752,898
6.000%	11/20/52	1,360	1,397,564
6.000%	02/20/53	8,602	8,833,381
6.000%	04/20/53	7,320	7,508,490
6.000%	09/20/54	3,782	3,856,247
6.500%	TBA(tt)	500	516,836
6.500%	TBA	12,000	12,390,469
6.500%	03/20/54	5,465	5,659,755
7.000%	02/20/29	3	2,588
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	148,098
4.148%(s)	09/15/30	138	113,666

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,687,901,476)			2,699,576,823

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
4.000%	11/15/42(k)	50,095	45,977,817
4.125%	08/15/44	5,615	5,161,413
4.625%	11/15/44(h)(kk)	91,830	90,108,187
4.750%	11/15/43(h)(k)	32,900	32,946,266
4.750%	05/15/55	290	285,605
4.875%	08/15/45	28,780	29,099,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.375%	09/15/28	760	$756,972
3.625%	12/31/30	330	328,479
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42(k)	920	399,078
4.810%(s)	02/15/41	140	67,457

TOTAL U.S. TREASURY OBLIGATIONS (cost $209,630,329)			205,130,552

		Shares
COMMON STOCK — 0.1%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*(x)		313,445	5,602,829

(cost $380,103)
PREFERRED STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^(x)		20,412	253,944

(cost $72,070)

TOTAL LONG-TERM INVESTMENTS (cost $9,449,032,685)			9,650,739,081

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)		199,846,461	199,846,461
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $110,568,148; includes $110,151,395 of cash collateral for securities on loan)(b)(wb)		110,665,951	110,599,551

TOTAL SHORT-TERM INVESTMENTS (cost $310,414,609)			310,446,012

TOTAL INVESTMENTS—100.8% (cost $9,759,447,294)			9,961,185,093

Liabilities in excess of other assets(z) — (0.8)%			(78,372,151)

NET ASSETS — 100.0%			$9,882,812,942

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,272,298 and 0.2% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,890,226; cash collateral of $110,151,395 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $500,000 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$87	$87	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	58	1	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	72,070	253,944	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	380,103	5,602,829	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	9,990,000	10,370,919	0.1

Total		$10,442,318	$16,227,780	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
569	2 Year U.S. Treasury Notes	Mar. 2026	$118,800,976	$44,528
2,339	10 Year U.S. Treasury Notes	Mar. 2026	262,991,313	(23,754)
1,041	10 Year U.S. Ultra Treasury Notes	Mar. 2026	119,731,271	(374,845)
490	20 Year U.S. Treasury Bonds	Mar. 2026	56,640,938	382,077
5,812	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	685,816,000	(9,571,348)

				(9,543,342)

Short Positions:
364	5 Year Euro-Bobl	Mar. 2026	49,690,088	356,717
290	5 Year U.S. Treasury Notes	Mar. 2026	31,698,360	(43,387)
107	10 Year Euro-Bund	Mar. 2026	16,041,468	219,960

				533,290

				$(9,010,052)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	MSI	EUR	22,157	$25,808,809	$26,049,849	$241,040	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/09/26	JPM	GBP	2,617	$3,423,792	$3,526,973	$—	$(103,181)
Euro,
Expiring 01/09/26	MSI	EUR	120,161	138,766,986	141,273,216	—	(2,506,230)

				$142,190,778	$144,800,189	—	(2,609,411)

						$241,040	$(2,609,411)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/30	1.000%(Q)	500	$36,526	$26	$36,500	DB
Dominican Republic (D01)	12/20/30	1.000%(Q)	500	9,299	26	9,273	DB
Emirate of Abu Dhabi (D01)	12/20/30	1.000%(Q)	500	(16,723)	26	(16,749)	DB
Federal Republic of Nigeria (D01)	12/20/30	1.000%(Q)	500	43,923	26	43,897	DB
Federation of Malaysia (D01)	12/20/30	1.000%(Q)	500	(14,247)	26	(14,273)	DB
Federative Republic of Brazil (D01)	12/20/30	1.000%(Q)	2,250	37,496	119	37,377	DB
Kingdom of Bahrain (D01)	12/20/30	1.000%(Q)	500	17,927	26	17,901	DB
Kingdom of Morocco (D01)	12/20/30	1.000%(Q)	500	(7,178)	26	(7,204)	DB
Kingdom of Saudi Arabia (D01)	12/20/30	1.000%(Q)	2,250	(34,010)	119	(34,129)	DB
People’s Republic of China (D01)	12/20/30	1.000%(Q)	2,250	(58,454)	119	(58,573)	DB
Republic of Argentina (D01)	12/20/30	1.000%(Q)	500	105,344	26	105,318	DB
Republic of Chile (D01)	12/20/30	1.000%(Q)	1,000	(26,416)	53	(26,469)	DB
Republic of Colombia (D01)	12/20/30	1.000%(Q)	1,500	70,456	79	70,377	DB
Republic of Indonesia (D01)	12/20/30	1.000%(Q)	1,750	(25,134)	92	(25,226)	DB
Republic of Ivory Coast (D01)	12/20/30	1.000%(Q)	500	33,001	26	32,975	DB
Republic of Panama (D01)	12/20/30	1.000%(Q)	750	8,033	40	7,993	DB
Republic of Peru (D01)	12/20/30	1.000%(Q)	750	(10,322)	40	(10,362)	DB
Republic of Philippines (D01)	12/20/30	1.000%(Q)	750	(14,898)	40	(14,938)	DB
Republic of South Africa (D01)	12/20/30	1.000%(Q)	2,250	34,438	119	34,319	DB
Republic of Turkey (D01)	12/20/30	1.000%(Q)	2,250	101,558	119	101,439	DB
Sultanate of Oman (D01)	12/20/30	1.000%(Q)	500	(7,340)	26	(7,366)	DB
United Mexican States (D01)	12/20/30	1.000%(Q)	2,250	(10,963)	119	(11,082)	DB
Arab Republic of Egypt (D02)	12/20/30	1.000%(Q)	4,000	292,213	316	291,897	DB
Dominican Republic (D02)	12/20/30	1.000%(Q)	4,000	74,397	316	74,081	DB
Emirate of Abu Dhabi (D02)	12/20/30	1.000%(Q)	4,000	(133,783)	316	(134,099)	DB
Federal Republic of Nigeria (D02)	12/20/30	1.000%(Q)	4,000	351,389	316	351,073	DB
Federation of Malaysia (D02)	12/20/30	1.000%(Q)	4,000	(113,973)	316	(114,289)	DB
Federative Republic of Brazil (D02)	12/20/30	1.000%(Q)	18,000	299,961	1,423	298,538	DB

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Bahrain (D02)	12/20/30	1.000%(Q)	4,000	$143,420	$316	$143,104	DB
Kingdom of Morocco (D02)	12/20/30	1.000%(Q)	4,000	(57,422)	316	(57,738)	DB
Kingdom of Saudi Arabia (D02)	12/20/30	1.000%(Q)	18,000	(272,087)	1,423	(273,510)	DB
People’s Republic of China (D02)	12/20/30	1.000%(Q)	18,000	(467,633)	1,423	(469,056)	DB
Republic of Argentina (D02)	12/20/30	1.000%(Q)	4,000	842,758	316	842,442	DB
Republic of Chile (D02)	12/20/30	1.000%(Q)	8,000	(211,334)	633	(211,967)	DB
Republic of Colombia (D02)	12/20/30	1.000%(Q)	12,000	563,650	949	562,701	DB
Republic of Indonesia (D02)	12/20/30	1.000%(Q)	14,000	(201,067)	1,107	(202,174)	DB
Republic of Ivory Coast (D02)	12/20/30	1.000%(Q)	4,000	264,011	316	263,695	DB
Republic of Panama (D02)	12/20/30	1.000%(Q)	6,000	64,256	474	63,782	DB
Republic of Peru (D02)	12/20/30	1.000%(Q)	6,000	(82,580)	474	(83,054)	DB
Republic of Philippines (D02)	12/20/30	1.000%(Q)	6,000	(119,191)	474	(119,665)	DB
Republic of South Africa (D02)	12/20/30	1.000%(Q)	18,000	275,504	1,423	274,081	DB
Republic of Turkey (D02)	12/20/30	1.000%(Q)	18,000	812,457	1,423	811,034	DB
Sultanate of Oman (D02)	12/20/30	1.000%(Q)	4,000	(58,716)	316	(59,032)	DB
United Mexican States (D02)	12/20/30	1.000%(Q)	18,000	(87,707)	1,423	(89,130)	DB
Arab Republic of Egypt (D03)	12/20/30	1.000%(Q)	2,000	146,107	423	145,684	BOA
Dominican Republic (D03)	12/20/30	1.000%(Q)	2,000	37,199	423	36,776	BOA
Emirate of Abu Dhabi (D03)	12/20/30	1.000%(Q)	2,000	(66,891)	423	(67,314)	BOA
Federal Republic of Nigeria (D03)	12/20/30	1.000%(Q)	2,000	175,695	423	175,272	BOA
Federation of Malaysia (D03)	12/20/30	1.000%(Q)	2,000	(56,986)	423	(57,409)	BOA
Federative Republic of Brazil (D03)	12/20/30	1.000%(Q)	9,000	149,980	1,902	148,078	BOA
Kingdom of Bahrain (D03)	12/20/30	1.000%(Q)	2,000	71,710	423	71,287	BOA
Kingdom of Morocco (D03)	12/20/30	1.000%(Q)	2,000	(28,711)	423	(29,134)	BOA
Kingdom of Saudi Arabia (D03)	12/20/30	1.000%(Q)	9,000	(136,044)	1,902	(137,946)	BOA
People’s Republic of China (D03)	12/20/30	1.000%(Q)	9,000	(233,817)	1,902	(235,719)	BOA
Republic of Argentina (D03)	12/20/30	1.000%(Q)	2,000	421,379	423	420,956	BOA
Republic of Chile (D03)	12/20/30	1.000%(Q)	4,000	(105,667)	846	(106,513)	BOA
Republic of Colombia (D03)	12/20/30	1.000%(Q)	6,000	281,824	1,268	280,556	BOA
Republic of Indonesia (D03)	12/20/30	1.000%(Q)	7,000	(100,533)	1,480	(102,013)	BOA
Republic of Ivory Coast (D03)	12/20/30	1.000%(Q)	2,000	132,006	423	131,583	BOA
Republic of Panama (D03)	12/20/30	1.000%(Q)	3,000	32,128	634	31,494	BOA
Republic of Peru (D03)	12/20/30	1.000%(Q)	3,000	(41,290)	634	(41,924)	BOA
Republic of Philippines (D03)	12/20/30	1.000%(Q)	3,000	(59,595)	634	(60,229)	BOA
Republic of South Africa (D03)	12/20/30	1.000%(Q)	9,000	137,751	1,902	135,849	BOA
Republic of Turkey (D03)	12/20/30	1.000%(Q)	9,000	406,228	1,902	404,326	BOA
Sultanate of Oman (D03)	12/20/30	1.000%(Q)	2,000	(29,357)	423	(29,780)	BOA
United Mexican States (D03)	12/20/30	1.000%(Q)	9,000	(43,854)	1,902	(45,756)	BOA
Arab Republic of Egypt (D04)	12/20/30	1.000%(Q)	4,000	292,214	846	291,368	BOA
Dominican Republic (D04)	12/20/30	1.000%(Q)	4,000	74,398	846	73,552	BOA
Emirate of Abu Dhabi (D04)	12/20/30	1.000%(Q)	4,000	(133,782)	846	(134,628)	BOA
Federal Republic of Nigeria (D04)	12/20/30	1.000%(Q)	4,000	351,390	846	350,544	BOA
Federation of Malaysia (D04)	12/20/30	1.000%(Q)	4,000	(113,972)	846	(114,818)	BOA
Federative Republic of Brazil (D04)	12/20/30	1.000%(Q)	18,000	299,961	3,805	296,156	BOA
Kingdom of Bahrain (D04)	12/20/30	1.000%(Q)	4,000	143,420	846	142,574	BOA
Kingdom of Morocco (D04)	12/20/30	1.000%(Q)	4,000	(57,421)	846	(58,267)	BOA
Kingdom of Saudi Arabia (D04)	12/20/30	1.000%(Q)	18,000	(272,087)	3,805	(275,892)	BOA
People’s Republic of China (D04)	12/20/30	1.000%(Q)	18,000	(467,633)	3,805	(471,438)	BOA

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D04)	12/20/30	1.000%(Q)	4,000	$842,758	$846	$841,912	BOA
Republic of Chile (D04)	12/20/30	1.000%(Q)	8,000	(211,334)	1,691	(213,025)	BOA
Republic of Colombia (D04)	12/20/30	1.000%(Q)	12,000	563,650	2,537	561,113	BOA
Republic of Indonesia (D04)	12/20/30	1.000%(Q)	14,000	(201,067)	2,959	(204,026)	BOA
Republic of Ivory Coast (D04)	12/20/30	1.000%(Q)	4,000	264,012	846	263,166	BOA
Republic of Panama (D04)	12/20/30	1.000%(Q)	6,000	64,256	1,268	62,988	BOA
Republic of Peru (D04)	12/20/30	1.000%(Q)	6,000	(82,580)	1,268	(83,848)	BOA
Republic of Philippines (D04)	12/20/30	1.000%(Q)	6,000	(119,191)	1,268	(120,459)	BOA
Republic of South Africa (D04)	12/20/30	1.000%(Q)	18,000	275,504	3,805	271,699	BOA
Republic of Turkey (D04)	12/20/30	1.000%(Q)	18,000	812,457	3,805	808,652	BOA
Sultanate of Oman (D04)	12/20/30	1.000%(Q)	4,000	(58,715)	846	(59,561)	BOA
United Mexican States (D04)	12/20/30	1.000%(Q)	18,000	(87,707)	3,805	(91,512)	BOA
Arab Republic of Egypt (D05)	12/20/30	1.000%(Q)	2,000	146,107	903	145,204	BOA
Dominican Republic (D05)	12/20/30	1.000%(Q)	2,000	37,199	903	36,296	BOA
Emirate of Abu Dhabi (D05)	12/20/30	1.000%(Q)	2,000	(66,891)	903	(67,794)	BOA
Federal Republic of Nigeria (D05)	12/20/30	1.000%(Q)	2,000	175,695	903	174,792	BOA
Federation of Malaysia (D05)	12/20/30	1.000%(Q)	2,000	(56,986)	903	(57,889)	BOA
Federative Republic of Brazil (D05)	12/20/30	1.000%(Q)	9,000	149,980	4,062	145,918	BOA
Kingdom of Bahrain (D05)	12/20/30	1.000%(Q)	2,000	71,710	903	70,807	BOA
Kingdom of Morocco (D05)	12/20/30	1.000%(Q)	2,000	(28,710)	903	(29,613)	BOA
Kingdom of Saudi Arabia (D05)	12/20/30	1.000%(Q)	9,000	(136,043)	4,062	(140,105)	BOA
People’s Republic of China (D05)	12/20/30	1.000%(Q)	9,000	(233,816)	4,062	(237,878)	BOA
Republic of Argentina (D05)	12/20/30	1.000%(Q)	2,000	421,379	903	420,476	BOA
Republic of Chile (D05)	12/20/30	1.000%(Q)	4,000	(105,667)	1,805	(107,472)	BOA
Republic of Colombia (D05)	12/20/30	1.000%(Q)	6,000	281,825	2,708	279,117	BOA
Republic of Indonesia (D05)	12/20/30	1.000%(Q)	7,000	(100,534)	3,159	(103,693)	BOA
Republic of Ivory Coast (D05)	12/20/30	1.000%(Q)	2,000	132,006	903	131,103	BOA
Republic of Panama (D05)	12/20/30	1.000%(Q)	3,000	32,128	1,354	30,774	BOA
Republic of Peru (D05)	12/20/30	1.000%(Q)	3,000	(41,290)	1,354	(42,644)	BOA
Republic of Philippines (D05)	12/20/30	1.000%(Q)	3,000	(59,595)	1,354	(60,949)	BOA
Republic of South Africa (D05)	12/20/30	1.000%(Q)	9,000	137,752	4,062	133,690	BOA
Republic of Turkey (D05)	12/20/30	1.000%(Q)	9,000	406,228	4,062	402,166	BOA
Sultanate of Oman (D05)	12/20/30	1.000%(Q)	2,000	(29,357)	903	(30,260)	BOA
United Mexican States (D05)	12/20/30	1.000%(Q)	9,000	(43,853)	4,062	(47,915)	BOA
Arab Republic of Egypt (D06)	12/20/30	1.000%(Q)	2,000	146,106	1,225	144,881	BOA
Dominican Republic (D06)	12/20/30	1.000%(Q)	2,000	37,199	1,225	35,974	BOA
Emirate of Abu Dhabi (D06)	12/20/30	1.000%(Q)	2,000	(66,891)	1,225	(68,116)	BOA
Federal Republic of Nigeria (D06)	12/20/30	1.000%(Q)	2,000	175,695	1,225	174,470	BOA
Federation of Malaysia (D06)	12/20/30	1.000%(Q)	2,000	(56,987)	1,225	(58,212)	BOA
Federative Republic of Brazil (D06)	12/20/30	1.000%(Q)	9,000	149,980	5,513	144,467	BOA
Kingdom of Bahrain (D06)	12/20/30	1.000%(Q)	2,000	71,710	1,225	70,485	BOA
Kingdom of Morocco (D06)	12/20/30	1.000%(Q)	2,000	(28,711)	1,225	(29,936)	BOA
Kingdom of Saudi Arabia (D06)	12/20/30	1.000%(Q)	9,000	(136,044)	5,513	(141,557)	BOA
People’s Republic of China (D06)	12/20/30	1.000%(Q)	9,000	(233,816)	5,513	(239,329)	BOA
Republic of Argentina (D06)	12/20/30	1.000%(Q)	2,000	421,379	1,225	420,154	BOA
Republic of Chile (D06)	12/20/30	1.000%(Q)	4,000	(105,667)	2,450	(108,117)	BOA
Republic of Colombia (D06)	12/20/30	1.000%(Q)	6,000	281,825	3,675	278,150	BOA
Republic of Indonesia (D06)	12/20/30	1.000%(Q)	7,000	(100,533)	4,288	(104,821)	BOA
Republic of Ivory Coast (D06)	12/20/30	1.000%(Q)	2,000	132,006	1,225	130,781	BOA

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D06)	12/20/30	1.000%(Q)	3,000	$32,128	$1,838	$30,290	BOA
Republic of Peru (D06)	12/20/30	1.000%(Q)	3,000	(41,290)	1,838	(43,128)	BOA
Republic of Philippines (D06)	12/20/30	1.000%(Q)	3,000	(59,595)	1,838	(61,433)	BOA
Republic of South Africa (D06)	12/20/30	1.000%(Q)	9,000	137,752	5,513	132,239	BOA
Republic of Turkey (D06)	12/20/30	1.000%(Q)	9,000	406,228	5,513	400,715	BOA
Sultanate of Oman (D06)	12/20/30	1.000%(Q)	2,000	(29,358)	1,225	(30,583)	BOA
United Mexican States (D06)	12/20/30	1.000%(Q)	9,000	(43,853)	5,513	(49,366)	BOA
Arab Republic of Egypt (D07)	12/20/30	1.000%(Q)	4,000	292,213	3,208	289,005	DB
Dominican Republic (D07)	12/20/30	1.000%(Q)	4,000	74,398	3,208	71,190	DB
Emirate of Abu Dhabi (D07)	12/20/30	1.000%(Q)	4,000	(133,782)	3,208	(136,990)	DB
Federal Republic of Nigeria (D07)	12/20/30	1.000%(Q)	4,000	351,390	3,208	348,182	DB
Federation of Malaysia (D07)	12/20/30	1.000%(Q)	4,000	(113,973)	3,208	(117,181)	DB
Federative Republic of Brazil (D07)	12/20/30	1.000%(Q)	18,000	299,961	14,435	285,526	DB
Kingdom of Bahrain (D07)	12/20/30	1.000%(Q)	4,000	143,420	3,208	140,212	DB
Kingdom of Morocco (D07)	12/20/30	1.000%(Q)	4,000	(57,421)	3,208	(60,629)	DB
Kingdom of Saudi Arabia (D07)	12/20/30	1.000%(Q)	18,000	(272,087)	14,435	(286,522)	DB
People’s Republic of China (D07)	12/20/30	1.000%(Q)	18,000	(467,633)	14,435	(482,068)	DB
Republic of Argentina (D07)	12/20/30	1.000%(Q)	4,000	842,758	3,208	839,550	DB
Republic of Chile (D07)	12/20/30	1.000%(Q)	8,000	(211,334)	6,416	(217,750)	DB
Republic of Colombia (D07)	12/20/30	1.000%(Q)	12,000	563,649	9,623	554,026	DB
Republic of Indonesia (D07)	12/20/30	1.000%(Q)	14,000	(201,067)	11,227	(212,294)	DB
Republic of Ivory Coast (D07)	12/20/30	1.000%(Q)	4,000	264,012	3,208	260,804	DB
Republic of Panama (D07)	12/20/30	1.000%(Q)	6,000	64,256	4,812	59,444	DB
Republic of Peru (D07)	12/20/30	1.000%(Q)	6,000	(82,580)	4,812	(87,392)	DB
Republic of Philippines (D07)	12/20/30	1.000%(Q)	6,000	(119,190)	4,812	(124,002)	DB
Republic of South Africa (D07)	12/20/30	1.000%(Q)	18,000	275,504	14,435	261,069	DB
Republic of Turkey (D07)	12/20/30	1.000%(Q)	18,000	812,457	14,435	798,022	DB
Sultanate of Oman (D07)	12/20/30	1.000%(Q)	4,000	(58,715)	3,208	(61,923)	DB
United Mexican States (D07)	12/20/30	1.000%(Q)	18,000	(87,707)	14,435	(102,142)	DB

				$10,075,691	$347,329	$9,728,362

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.44.V1 (D01)	12/20/30	1.000	%(Q)	25,000	1.242%	$(261,879)	$(3,688)	$(258,191)	DB
CDX.EM.44.V1 (D02)	12/20/30	1.000	%(Q)	200,000	1.242%	(2,095,033)	(34,787)	(2,060,246)	DB
CDX.EM.44.V1 (D03)	12/20/30	1.000	%(Q)	100,000	1.242%	(1,047,517)	(30,651)	(1,016,866)	BOA
CDX.EM.44.V1 (D04)	12/20/30	1.000	%(Q)	200,000	1.242%	(2,095,033)	(61,302)	(2,033,731)	BOA
CDX.EM.44.V1 (D05)	12/20/30	1.000	%(Q)	100,000	1.242%	(1,047,517)	(54,690)	(992,827)	BOA
CDX.EM.44.V1 (D06)	12/20/30	1.000	%(Q)	100,000	1.242%	(1,047,517)	(70,843)	(976,674)	BOA
CDX.EM.44.V1 (D07)	12/20/30	1.000	%(Q)	200,000	1.242%	(2,095,033)	(179,636)	(1,915,397)	DB

						$(9,689,529)	$(435,597)	$(9,253,932)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D07).

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	31,169	*	$44,479	$(10,200)	$54,679	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	8,730	$(45,338)	$(25,920)	$(19,418)	BARC
Republic of Italy	12/20/30	1.000%(Q)	13,095	(435,633)	(491,266)	55,633	BARC
Republic of Panama	06/20/28	1.000%(Q)	16,475	(116,304)	(77,324)	(38,980)	DB

				$(597,275)	$(594,510)	$(2,765)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000	%(Q)		13,060	0.348%	$357,268	$321,707	$35,561	GSI
Bank of Montreal^	11/20/29	1.250	%(Q)		3,835	*	15,492	—	15,492	GSI
Bank of Nova Scotia	12/20/26	1.000	%(Q)		5,572	0.138%	47,715	38,758	8,957	CITI
Barclays Bank PLC	06/20/26	1.000	%(Q)	EUR	3,650	0.215%	17,059	13,632	3,427	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100	%(Q)		3,065	*	14,242	—	14,242	GSI
Citigroup, Inc.	12/20/26	1.000	%(Q)		3,570	0.284%	25,533	23,852	1,681	GSI
Federative Republic of Brazil	06/20/26	1.000	%(Q)		4,710	0.488%	12,591	13,109	(518)	BARC
Hellenic Republic	12/20/26	1.000	%(Q)		9,942	0.072%	91,523	87,537	3,986	BARC
Hellenic Republic	06/20/27	1.000	%(Q)		2,875	0.112%	37,670	29,420	8,250	BARC
Hellenic Republic	12/20/27	1.000	%(Q)		2,160	0.132%	36,619	26,883	9,736	BARC
HSBC Bank PLC	12/20/26	1.000	%(Q)		8,431	0.166%	69,952	68,616	1,336	MSI
Kingdom of Norway	12/20/26	—	%(Q)		27,580	0.047%	(12,544)	(13,314)	770	BARC
Kingdom of Saudi Arabia	03/20/26	1.000	%(Q)		4,205	0.231%	8,203	6,936	1,267	CITI
Kingdom of Saudi Arabia	06/20/26	1.000	%(Q)		4,205	0.238%	16,166	14,500	1,666	CITI
Kingdom of Spain	06/20/26	—	%(Q)	EUR	10,000	0.028%	(1,531)	(1,109)	(422)	BARC
Kingdom of Spain	06/20/26	1.000	%(Q)	EUR	7,027	0.028%	40,158	37,331	2,827	BARC
Nomura Holdings, Inc.	06/20/26	1.000	%(Q)		11,450	0.242%	43,809	40,212	3,597	BARC
Oracle Corp.	06/20/30	1.000	%(Q)		5,660	1.367%	(81,957)	115,218	(197,175)	GSI
Pacific Life	08/20/35	2.500	%(Q)		4,600	2.864%	(121,351)	(16)	(121,335)	GSI
Petroleos Mexicanos^	03/23/26	4.100	%(M)		12,000	*	54,358	—	54,358	GSI
Petroleos Mexicanos^	05/07/26	4.750	%(M)		16,100	*	231,694	—	231,694	GSI
Republic of Argentina	12/20/26	5.000	%(Q)		6,600	5.239%	(5,529)	(66,629)	61,100	MSI
Republic of France	06/20/26	5.000	%(Q)	EUR	2,000	1.814%	38,315	27,175	11,140	GSI
Republic of France	06/20/27	0.250	%(Q)		4,760	0.113%	9,741	8,542	1,199	BARC
Republic of France	12/20/30	0.250	%(Q)		8,730	0.298%	(18,597)	(53,378)	34,781	BARC
Republic of France	06/20/35	0.250	%(Q)		3,630	0.590%	(97,065)	(121,376)	24,311	BARC
Republic of France	06/20/35	0.250	%(Q)		2,350	0.590%	(62,838)	(81,220)	18,382	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/30	1.000%(Q)		13,095	0.281%	$435,632	$368,131	$67,501	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	1.198%	(2,551)	(2,203)	(348)	BARC
Republic of Panama	06/20/26	1.000%(Q)		6,147	0.459%	17,282	14,351	2,931	CITI
Republic of Panama^	06/20/28	1.000%(Q)		16,475	*	(37,611)	(114,952)	77,341	DB
Republic of Romania	12/20/26	1.000%(Q)		946	0.379%	5,902	4,512	1,390	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		7,422	0.115%	65,227	63,278	1,949	MSI
Slovak Republic	12/20/27	1.000%(Q)		3,455	0.155%	57,027	54,908	2,119	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		9,990	1.706%	(30,081)	(23,086)	(6,995)	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		4,440	0.187%	35,937	35,282	655	MSI
State of Qatar	12/20/26	1.000%(Q)		4,920	0.084%	44,735	41,502	3,233	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	15,000	0.049%	17,942	10,850	7,092	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		5,705	0.135%	24,696	19,270	5,426	GSI

						$1,400,833	$1,008,229	$392,604

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest rate swap agreement outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 3.870%	$—	$(1,203,507)	$(1,203,507)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(227,586)	$6,845,448	$—	$6,845,448
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 3.890%	BOA	02/23/26	87,160	(586,931)	—	(586,931)

					$6,258,517	$—	$6,258,517

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of December 31, 2025, termination date 04/20/2026:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$13,288,700	1.25%
Barclays PLC	12,160,000	13,030,010	1.22%
QUALCOMM, Inc.	12,160,000	12,902,558	1.21%
Travelers Cos., Inc. (The)	12,160,000	12,781,595	1.20%
Cigna Group (The)	12,160,000	12,778,255	1.20%
Siemens Funding BV	12,160,000	12,740,501	1.19%
Brookfield Asset Management Ltd.	12,160,000	12,709,336	1.19%
Brown & Brown, Inc.	12,160,000	12,705,572	1.19%
HCA, Inc.	12,160,000	12,694,207	1.19%
United Parcel Service, Inc.	12,160,000	12,687,076	1.19%
BHP Billiton Finance USA Ltd.	12,160,000	12,683,016	1.19%
AT&T, Inc.	12,160,000	12,677,014	1.19%
CVS Health Corp.	12,160,000	12,673,878	1.19%
Burlington Northern Santa Fe LLC	12,160,000	12,667,083	1.19%
Rio Tinto Finance USA PLC	12,160,000	12,642,179	1.18%
NextEra Energy Capital Holdings, Inc.	12,160,000	12,560,671	1.18%
Merck & Co., Inc.	12,160,000	12,539,250	1.18%
Eli Lilly & Co.	12,160,000	12,536,875	1.17%
Athene Holding Ltd.	12,160,000	12,514,024	1.17%
Wynnton Funding Trust II	12,160,000	12,502,528	1.17%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,500,745	1.17%
American Water Capital Corp.	12,160,000	12,496,875	1.17%
Kinder Morgan, Inc.	12,160,000	12,441,972	1.17%
Caterpillar, Inc.	12,160,000	12,380,601	1.16%
Citigroup, Inc.	12,160,000	12,366,875	1.16%
NiSource, Inc.	12,160,000	12,334,143	1.16%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
Constellation Energy Generation LLC	12,160,000	$12,315,675	1.15%
HCA, Inc.	12,160,000	12,310,930	1.15%
Takeda Pharmaceutical Co. Ltd.	12,160,000	12,298,652	1.15%
UnitedHealth Group, Inc.	12,160,000	12,283,802	1.15%
IBM Corp.	12,160,000	12,281,219	1.15%
Synopsys, Inc.	12,160,000	12,275,950	1.15%
T-Mobile USA, Inc.	12,160,000	12,252,002	1.15%
Steel Dynamics, Inc.	12,160,000	12,227,196	1.15%
Bristol-Myers Squibb Co.	12,160,000	12,222,799	1.15%
Union Pacific Corp.	12,160,000	12,217,439	1.15%
Targa Resources Corp.	12,160,000	12,211,504	1.14%
Amgen, Inc.	12,160,000	12,182,300	1.14%
AEP Texas, Inc.	12,160,000	12,178,298	1.14%
Comcast Corp.	12,160,000	12,163,870	1.14%
Elevance Health, Inc.	12,160,000	12,159,414	1.14%
Raymond James Financial, Inc.	12,160,000	12,156,567	1.14%
Energy Transfer LP	12,160,000	12,143,514	1.14%
Rwe Finance US LLC	12,160,000	12,139,984	1.14%
Morgan Stanley	12,160,000	12,135,605	1.14%
Gilead Sciences, Inc.	12,160,000	12,124,133	1.14%
Enterprise Products Operating LLC	12,160,000	12,071,910	1.13%
Virginia Electric and Power Co.	12,160,000	12,070,894	1.13%
Duke Energy Corp.	12,160,000	12,068,077	1.13%
Coca-Cola Co. (The)	12,160,000	12,061,377	1.13%

		$621,388,650

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,832,841	$(1,517,590)	$25,934,518	$(18,757,053)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$ 2,871,629
MLC	—	43,637,928

Total	$—	$46,509,557

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$199,437,179	$—
Collateralized Loan Obligations	—	11,902,009	—
Consumer Loans	—	71,674,607	—
Credit Cards	—	4,044,461	—
Equipment	—	24,392,458	—
Home Equity Loans	—	168,370,096	—
Other	—	107,729,507	—
Residential Mortgage-Backed Securities	—	15,695,944	3,396,855
Small Business Loan	—	31,608	—
Student Loans	—	19,862,640	—
Commercial Mortgage-Backed Securities	—	1,431,787,547	—
Corporate Bonds	—	3,795,881,963	1
Municipal Bonds	—	68,243,461	—
Residential Mortgage-Backed Securities	—	601,276,050	12,595,884
Sovereign Bonds	—	203,149,703	702,960
U.S. Government Agency Obligations	—	2,699,576,823	—
U.S. Treasury Obligations	—	205,130,552	—
Common Stock	—	5,602,829	—
Preferred Stock	—	—	253,944
Short-Term Investments
Affiliated Mutual Funds	310,446,012	—	—

Total	$310,446,012	$9,633,789,437	$16,949,644

Other Financial Instruments*
Assets
Futures Contracts	$1,003,282	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	241,040	—
OTC Packaged Credit Default Swap Agreements	—	18,426,079	—
OTC Credit Default Swap Agreements	—	1,556,702	360,265
OTC Total Return Swap Agreement	—	6,845,448	—

Total	$1,003,282	$27,069,269	$360,265

Liabilities
Futures Contracts	$(10,013,334)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,609,411)	—
OTC Packaged Credit Default Swap Agreements	—	(18,039,917)	—
OTC Credit Default Swap Agreements	—	(1,031,319)	(37,611)
Centrally Cleared Interest Rate Swap Agreement	—	(1,203,507)	—
OTC Total Return Swap Agreement	—	(586,931)	—

Total	$(10,013,334)	$(23,471,085)	$(37,611)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

U.S. Government Agency Obligations	27.3%
Commercial Mortgage-Backed Securities	14.5
Banks	13.8
Residential Mortgage-Backed Securities	6.4
Pipelines	3.5

Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	3.1%
Oil & Gas	2.3
Real Estate Investment Trusts (REITs)	2.2
Electric	2.2
U.S. Treasury Obligations	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Sovereign Bonds	2.1%
Automobiles	2.0
Home Equity Loans	1.7
Telecommunications	1.5
Healthcare-Services	1.5
Mining	1.2
Other	1.1
Auto Manufacturers	0.9
Pharmaceuticals	0.8
Internet	0.8
Consumer Loans	0.7
Municipal Bonds	0.7
Insurance	0.7
Commercial Services	0.7
Aerospace & Defense	0.6
Agriculture	0.6
Media	0.5
Diversified Financial Services	0.5
Chemicals	0.5
Semiconductors	0.4
Airlines	0.4
Machinery-Diversified	0.4
Lodging	0.3
Foods	0.3
Engineering & Construction	0.3
Equipment	0.3
Trucking & Leasing	0.2
Student Loans	0.2
Software	0.2
Building Materials	0.2

Retail	0.1%
Computers	0.1
Collateralized Loan Obligations	0.1
Packaging & Containers	0.1
Transportation	0.1
Biotechnology	0.1
Wireless Telecommunication Services	0.1
Office/Business Equipment	0.1
Leisure Time	0.1
Investment Companies	0.1
Miscellaneous Manufacturing	0.1
Gas	0.0	*
Credit Cards	0.0	*
Healthcare-Products	0.0	*
Real Estate	0.0	*
Beverages	0.0	*
Auto Parts & Equipment	0.0	*
Forest Products & Paper	0.0	*
Multi-National	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*
Cosmetics/Personal Care	0.0	*
Small Business Loan	0.0	*

	100.8
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$1,832,841		Premiums received for OTC swap agreements	$1,517,590
Credit contracts	Unrealized appreciation on OTC swap agreements	19,089,070		Unrealized depreciation on OTC swap agreements	18,170,122
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	241,040		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,609,411
Interest rate contracts	Due from/to broker-variation margin futures	1,003,282	*	Due from/to broker-variation margin futures	10,013,334	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,203,507	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	6,845,448		Unrealized depreciation on OTC swap agreements	586,931

		$29,011,681			$34,100,895

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$4,618,695
Foreign exchange contracts	—	(8,828,447)	—
Interest rate contracts	(34,410,314)	—	(8,173,306)

Total	$(34,410,314)	$(8,828,447)	$(3,554,611)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,035,745
Foreign exchange contracts	—	(3,424,869)	—
Interest rate contracts	1,999,568	—	15,930,948

Total	$1,999,568	$(3,424,869)	$16,966,693

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,160,172,805
Futures Contracts - Short Positions (1)	293,540,446
Forward Foreign Currency Exchange Contracts - Purchased (2)	96,368,894
Forward Foreign Currency Exchange Contracts - Sold (2)	246,225,857
Credit Default Swap Agreements - Buy Protection (1)	818,178,165
Credit Default Swap Agreements - Sell Protection (1)	1,138,588,305
Interest Rate Swap Agreements (1)	47,105,000
Total Return Swap Agreements (1)	132,677,196

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$107,890,226	$(107,890,226)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$961,842	$(810,492)	$151,350	$—	$151,350
BOA	10,054,246	(10,426,536)	(372,290)	—	(372,290)
CITI	89,366	—	89,366	(89,366)	—
DB	8,635,687	(8,612,179)	23,508	—	23,508
GSI	7,794,002	(358,807)	7,435,195	(6,058,000)	1,377,195
JPM	—	(103,181)	(103,181)	—	(103,181)
MSI	473,256	(2,572,859)	(2,099,603)	2,099,603	—

	$28,008,399	$(22,884,054)	$5,124,345	$(4,047,763)	$1,076,582

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $107,890,226:
Unaffiliated investments (cost $9,449,032,685)	$9,650,739,081
Affiliated investments (cost $310,414,609)	310,446,012
Foreign currency, at value (cost $1,205,122)	1,214,739
Receivable for investments sold	363,043,747
Interest receivable	73,168,171
Unrealized appreciation on OTC swap agreements	25,934,518
Premiums paid for OTC swap agreements	1,832,841
Unrealized appreciation on OTC forward foreign currency exchange contracts	241,040
Prepaid expenses and other assets	134,511

Total Assets	10,426,754,660

LIABILITIES
Payable for investments purchased	403,624,542
Payable to broker for collateral for securities on loan	110,151,395
Unrealized depreciation on OTC swap agreements	18,757,053
Payable for Portfolio shares purchased	3,472,336
Due to broker-variation margin futures	2,964,175
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,609,411
Premiums received for OTC swap agreements	1,517,590
Accrued expenses and other liabilities	670,160
Due to broker-variation margin swaps	166,357
Trustees’ fees payable	8,090
Affiliated transfer agent fee payable	478
Payable to custodian	131

Total Liabilities	543,941,718

NET ASSETS	$9,882,812,942

Net assets were comprised of:
Partners’ Equity	$9,882,812,942

Net asset value and redemption price per share, $9,882,812,942 / 827,203,120 outstanding shares of beneficial interest	$11.95

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$581,728,189
Affiliated dividend income	9,033,158
Income from securities lending, net (including affiliated income of $261,051)	261,087

Total income	591,022,434

EXPENSES
Custodian and accounting fees	646,583
Trustees’ fees	192,680
Insurance expense	141,802
Professional fees	131,918
Audit fee	92,602
Pricing fees	28,103
Shareholders’ reports	23,988
Commitment fees	20,803
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Miscellaneous	54,514

Total expenses	1,343,334

NET INVESTMENT INCOME (LOSS)	589,679,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,279))	35,498,078
Futures transactions	(34,410,314)
Forward currency contract transactions	(8,828,447)
Swap agreements transactions	(3,554,611)
Foreign currency transactions	4,468,770

(6,826,524)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18))	242,857,043
Futures	1,999,568
Forward currency contracts	(3,424,869)
Swap agreements	16,966,693
Foreign currencies	179,281

258,577,716

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	251,751,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$841,430,292

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$589,679,100	$511,718,746
Net realized gain (loss) on investment and foreign currency transactions	(6,826,524)	58,852,985
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	258,577,716	(279,831,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	841,430,292	290,740,684

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [275,431,191 and 229,523,626 shares, respectively]	3,128,121,300	2,505,523,056
Portfolio shares issued in merger [0 and 165,820,077 shares, respectively]	—	1,870,450,466
Portfolio shares purchased [470,765,727 and 254,313,321 shares, respectively]	(5,378,500,726)	(2,784,780,160)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,250,379,426)	1,591,193,362

TOTAL INCREASE (DECREASE)	(1,408,949,134)	1,881,934,046
NET ASSETS:
Beginning of year	11,291,762,076	9,409,828,030

End of year	$9,882,812,942	$11,291,762,076

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

				June 27, 2022(a) through
	Year Ended December 31,
	2025	2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.04	$10.67	$9.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.63	0.59	0.54	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	(0.22)	0.30	(0.41)

Total from investment operations	0.91	0.37	0.84	(0.17)

Net Asset Value, end of period	$11.95	$11.04	$10.67	$9.83

Total Return(c)	8.24%	3.47%	8.43%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9,883	$11,292	$9,410	$6,296
Average net assets (in millions)	$10,818	$9,427	$8,093	$5,563
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01%	0.01%	0.01%	0.01	%(e)
Expenses before waivers and/or expense reimbursement	0.01%	0.01%	0.01%	0.01	%(e)
Net investment income (loss)	5.45%	5.43%	5.31%	4.73	%(e)
Portfolio turnover rate(f)(g)	123%	70%	174%	232%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.8%
ASSET-BACKED SECURITIES — 16.3%
Automobiles — 6.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$812,553
Series 2025-01, Class A2A, 144A
4.220%	03/19/29	500	500,767
Series 2025-01, Class A3, 144A
4.120%	05/20/30	400	401,157
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	208	208,982
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	167	166,328
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	586,403
Series 2022-03A, Class A, 144A
4.620%	02/20/27	485	485,520
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	910,777
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	515,539
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	328	333,587
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	137	138,844
CarMax Auto Owner Trust,
Series 2022-01, Class C
2.200%	11/15/27	50	49,768
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	881,700
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,631,944
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,033,577
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	1,800	1,845,893
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	2,000	2,055,295
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,203,825
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	98,115
Series 2025-01, Class A, 144A
4.640%	12/11/37	1,800	1,835,421
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	308	308,399
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,914,332
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	353	355,175

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-03, Class C
5.770%	11/15/30	500	$509,278
Series 2023-04, Class C
6.040%	12/15/31	800	820,156
Series 2024-02, Class C
5.840%	06/17/30	500	510,858
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,406
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	205,704
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	488	491,446
Series 2025-03A, Class A1, 144A
4.080%	09/18/40	500	501,295

			21,415,044

Collateralized Loan Obligations — 7.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.274%(c)	04/20/35	750	750,080
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
5.156%(c)	10/20/31	383	383,545
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.055%(c)	04/15/35	1,700	1,700,022
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.316%(c)	07/20/34	250	250,102
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	04/20/35	750	750,102
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/20/37	750	752,599
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.242%(c)	10/17/37	2,750	2,759,779
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.122%(c)	03/22/38	2,000	2,003,002
Golub Capital Partners CLO,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
5.025%(c)	10/25/37	1,700	1,699,986
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.115%(c)	03/15/38	1,900	1,900,258

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.173%(c)	10/12/30	92	$92,349
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.088%(c)	03/15/38	1,600	1,603,715
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)
5.231%(c)	03/20/38	2,200	2,205,620
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.346%(c)	10/15/34	250	250,096
Regatta Funding Ltd. (Cayman Islands),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.408%(c)	04/25/37	2,250	2,255,627
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.306%(c)	10/20/31	141	141,228
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.176%(c)	04/20/31	167	166,530
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.231%(c)	05/07/31	26	25,477
Sixth Street CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.970%(c)	01/17/39	1,750	1,752,292
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.191%(c)	10/23/31	68	68,037
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.005%(c)	04/24/38	1,750	1,747,908
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
5.426%(c)	01/15/32	175	175,483

			23,433,837

Consumer Loans — 1.9%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	1,602,496
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	1,100	1,110,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A4, 144A
4.890%	06/25/60	595	$599,826
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	461	453,343
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.744%(c)	06/16/36	600	600,697
Series 2022-02A, Class A, 144A
4.890%	10/14/34	131	131,595
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,835,996

			6,334,898

Home Equity Loans — 0.7%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.118%(c)	02/25/55	431	430,719
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	613	621,886
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	196	198,771
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	57	57,424
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	54	54,958
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	370	373,858
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	343	343,416
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	336	339,179

			2,420,211

Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	23	20,897
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	29	27,905

			48,802

TOTAL ASSET-BACKED SECURITIES (cost $53,174,849)			53,652,792

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.9%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	108	106,214
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	234	231,627

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-BNK08, Class A3
3.229%	11/15/50	75	$74,105
Series 2019-BN19, Class A2
2.926%	08/15/61	4,257	4,064,881
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,533,923
Series 2020-BN25, Class A3
2.391%	01/15/63	29	28,508
Series 2020-BN25, Class A4
2.399%	01/15/63	650	609,877
Series 2020-BN26, Class A3
2.155%	03/15/63	250	231,010
Series 2020-BN28, Class A3
1.584%	03/15/63	1,453	1,295,708
Series 2021-BN36, Class A1
0.801%	09/15/64	15	14,661
Series 2021-BN38, Class A1
1.274%	12/15/64	322	317,758
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	834,575
Barclays Commercial Mortgage Securities Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	165	148,437
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	74	73,174
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,347,638
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,905,362
Series 2020-B20, Class A3
1.945%	10/15/53	750	705,928
Series 2020-B21, Class A4
1.704%	12/17/53	500	449,451
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	87,913
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,089,170
Series 2021-B25, Class ASB
2.271%	04/15/54	250	237,379
Series 2022-B35, Class ASB
4.443%(cc)	05/15/55	3,400	3,428,724
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.215%(c)	09/15/38	990	988,797
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	244,507
Series 2017-CD06, Class A4
3.190%	11/13/50	484	477,547
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	48	48,023
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,384,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	285	$281,261
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A3
2.646%	07/10/49	20	19,882
Series 2017-P07, Class AAB
3.509%	04/14/50	87	86,430
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	1,015,344
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	291	288,631
Series 2016-COR01, Class ASB
2.972%	10/10/49	176	175,528
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	497,235
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,307,239
Series 2020-C19, Class A2
2.320%	03/15/53	1,000	930,253
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.259%(cc)	07/25/26	40,492	150,523
GS Mortgage Securities Trust,
Series 2020-GC45, Class A3
2.639%	02/13/53	100	96,892
Series 2020-GC45, Class A4
2.658%	02/13/53	100	94,133
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	981,790
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	137	135,013
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A4
2.840%	11/15/49	473	469,444
Series 2016-C32, Class ASB
3.514%	12/15/49	198	196,800
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A1
0.881%	10/15/54	262	258,657
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	153	152,380
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A3
2.652%	08/15/49	2,000	1,979,067
Series 2016-LC24, Class A4
2.942%	10/15/49	275	272,623
Series 2017-C41, Class A2
2.590%	11/15/50	988	970,053

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-C55, Class A3
2.462%	02/15/53	100	$97,284

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $31,689,193)			32,415,887

CORPORATE BONDS — 32.2%
Aerospace & Defense — 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	500	499,072
2.950%	02/01/30	1,130	1,070,852
3.550%	03/01/38	780	656,856
3.625%	03/01/48	850	606,194
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,909

			2,837,883

Agriculture — 0.6%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	53,574
5.350%	08/15/32	1,545	1,603,905
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	292,088

			1,949,567

Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	37	33,455

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	375	370,894
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	381,961
2.400%	04/10/28	545	524,691
2.400%	10/15/28	945	901,024
5.000%	04/09/27	550	555,874
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	850	859,417

			3,593,861

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	50	52,193
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	15	15,578
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	20	20,487

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	150	$150,654

			238,912

Banks — 9.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	247,918
2.972%(ff)	02/04/33	2,890	2,641,755
3.194%(ff)	07/23/30	35	33,807
4.376%(ff)	04/27/28	2,720	2,730,426
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	36,734
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	500	480,970
3.132%(ff)	01/20/33	225	205,192
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	200	199,734
5.875%	04/30/29	200	210,385
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	589,895
2.976%(ff)	11/05/30	250	238,075
3.057%(ff)	01/25/33	3,005	2,751,649
Sub. Notes
4.450%	09/29/27	15	15,096
5.827%(ff)	02/13/35	435	452,468
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	49,742
1.542%(ff)	09/10/27	5,150	5,060,368
1.992%(ff)	01/27/32	180	159,846
2.600%	02/07/30	25	23,498
2.615%(ff)	04/22/32	260	237,095
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26(oo)	240	240,392
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	260	257,931
1.953%(ff)	02/04/32	30	26,751
2.069%(ff)	06/01/29	150	143,177
2.963%(ff)	01/25/33	4,735	4,342,732
4.005%(ff)	04/23/29	55	54,947
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	287,484
4.210%(ff)	04/20/28	485	485,978
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	13,320
2.699%(ff)	01/22/31	1,040	975,932
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,935	2,678,780
Sub. Notes, GMTN
4.350%	09/08/26	545	545,645

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes, MTN
3.950%	04/23/27	55	$54,960
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	18,827
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	245,453
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27	200	197,341
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	202,721
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	231,611
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,210	2,998,127
3.526%(ff)	03/24/28	695	690,403

			31,057,165

Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	19,752

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	29,072
3.150%	02/21/40	395	311,483
5.150%	11/15/41	400	387,275
5.250%	03/02/33	580	600,796

			1,328,626

Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	39,265
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	140	145,683
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	15	15,663

			200,611

Chemicals — 0.3%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	180	160,340
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30	245	255,809
6.750%	05/02/34	415	447,557

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		60	$60,570

				924,276

Commercial Services — 0.3%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	270,198
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	578,458

				848,656

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,821

Diversified Financial Services — 0.8%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,981,521
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		20	19,409
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29		70	66,713
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28		200	190,169
2.710%	01/22/29		200	190,957
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26		250	244,902

				2,693,671

Electric — 3.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30		1,445	1,316,312
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31		50	43,859
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31		20	18,134
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31		20	18,100
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51		1,570	1,042,808
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		30	29,854

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	$74,453
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	183,418
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,555
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,186,953
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	210	199,559
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	3,000	2,894,169
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	206,875
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	39,396
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	93,501
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	423,369
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,563,031
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	33,334
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	43,164
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	685,369
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	190,143

			10,299,356

Engineering & Construction — 0.4%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	580	566,591
4.250%	10/31/26	640	637,203

			1,203,794

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	207,117

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	145	$153,798

			360,915

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	30,893

Foods — 0.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	330	344,118

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	28,519
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	769,698

			798,217

Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	18,105
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,754

			22,859

Healthcare-Services — 1.0%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	932,258
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	59,621
Sr. Unsec’d. Notes
2.400%	03/15/30	292	271,131
CommonSpirit Health,
Sr. Unsec’d. Notes
4.352%	09/01/30	320	318,849
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	61,923
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	158,344
3.375%	03/15/29	10	9,745
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	70,944
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	18,045
4.750%	05/15/52	720	622,513

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.000%	04/15/34	245	$248,935
5.300%	06/15/35	75	77,648
5.750%	07/15/64	255	249,123
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	26,498

			3,125,577

Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	725,209

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,926

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	60	62,849

Insurance — 0.7%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	89,470
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	745	749,763
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	500	346,600
4.569%	02/01/29	907	911,436
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	49,488

			2,146,757

Internet — 0.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/32	80	80,250
4.700%	11/15/35	230	230,147
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	818	865,989
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32	135	136,108
4.875%	11/15/35	430	429,670

			1,742,164

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	125	132,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	400	$407,792

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	22,508

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	78,256
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	13,418
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	278,458

			370,132

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	121,644
2.300%	02/01/32	510	438,891
5.050%	03/30/29	1,235	1,249,735
5.125%	07/01/49	385	301,872
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	66,012
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	338,232
3.500%	08/15/27	600	592,966

			3,109,352

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	75	77,374
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	200	210,190
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	55	56,736

			344,300

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	445	458,488

Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,248,353

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 2.4%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29	2,150	$2,205,662
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,766,036
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	130	140,192
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	847,393
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	220,220
4.875%	04/03/28	210	213,839
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	733,879
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,678
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,473,026
Vital Energy, Inc.,
Gtd. Notes, 144A
7.875%	04/15/32	190	187,225

			7,801,150

Packaging & Containers — 0.6%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,214,308
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	235	239,377
6.000%	06/15/29	350	360,157
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	148,610

			1,962,452

Pharmaceuticals — 0.5%
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(x)	20	18,432
3.450%	12/15/27(x)	30	29,741
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	90	79,976
2.700%	08/21/40	760	542,743
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,944

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	$575,585
3.850%	06/22/40	55	42,208
4.000%	06/22/50	650	433,065

			1,730,694

Pipelines — 1.9%
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	240	246,597
Sr. Unsec’d. Notes
4.950%	06/15/28	505	513,393
5.150%	03/15/45	1,080	957,186
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	38,795
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,125	946,896
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	613,568
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	70	73,868
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,287,324
6.250%	07/01/52	305	307,049
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	255,778
3.500%	11/15/30	965	926,280

			6,166,734

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	597,239

Real Estate Investment Trusts (REITs) — 1.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	14,395
2.500%	08/16/31	5	4,493
4.050%	07/01/30	1,980	1,952,581
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,563
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	99,741
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	39,202

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	$37,974
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	44,377
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	354,163
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,838
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,765,195
2.700%	07/15/31	20	18,192
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	910	920,220

			5,269,934

Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	282,116
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,922

			297,038

Semiconductors — 0.8%
Broadcom, Inc.,
Sr. Unsec’d. Notes
3.419%	04/15/33	2,275	2,106,207
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	405,118
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,868

			2,541,193

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	1,270	1,257,917

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,355,223
3.550%	09/15/55	610	406,479
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	120	122,808
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,475	1,347,374
3.875%	04/15/30	415	407,899

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	318	$280,287
2.550%	03/21/31	390	356,181
2.650%	11/20/40	430	307,355
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	411	415,628

			4,999,234

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	210,965

TOTAL CORPORATE BONDS (cost $105,948,408)			105,523,895

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	3,162	3,088,848
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	608	562,327
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	446	398,344
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	388	386,234
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	10/25/43	200	199,927
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.874%(c)	05/25/45	202	201,971
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.874%(c)	07/25/45	598	599,193
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	355	341,738
Fannie Mae REMIC,
Series 2020-101, Class AI, IO
3.500%	01/25/51	1,131	214,023
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
2.076%(c)	08/25/52	4,107	397,467
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	07/25/55	2,031	2,058,299
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.774%(c)	04/25/42	2,181	2,235,304
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.024%(c)	09/25/42	207	207,962

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	174	$3,530
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55	1,283	1,300,300
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	896	191,315
Government National Mortgage Assoc.,
Series 2020-126, Class BI, IO
3.000%	08/20/50	442	73,694
Series 2021-114, Class TI, IO
3.000%	06/20/51	482	65,873
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	445	8,338
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	580	15,649
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	549	17,319
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	429	8,411
Series 2022-093, Class IO, IO
3.000%	08/20/51	2,114	226,634
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52	1,131	25,935
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52	863	21,305
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	900	15,992
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	349	335,802
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61	300	282,223

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,050,952)			13,483,957

SOVEREIGN BONDS — 2.3%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	380	390,265
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	768	794,112

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	880	$939,400
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,216	1,216,000
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	640	571,776
3.300%	03/15/28	1,000	990,972
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	179,800
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	560	581,420
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	1,240	1,277,299
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	600	612,750

TOTAL SOVEREIGN BONDS (cost $7,399,978)			7,553,794

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.9%
Federal Home Loan Bank
4.250%	09/10/32	850	860,809
Federal Home Loan Mortgage Corp.
2.000%	05/01/42	365	316,253
2.000%	04/01/51	74	60,020
2.000%	06/01/51	3,499	2,847,225
2.000%	07/01/51	463	376,250
2.000%	09/01/51	1,959	1,610,236
2.500%	10/01/35	535	511,593
2.500%	07/01/51	1,640	1,397,487
2.500%	08/01/51	1,561	1,329,730
2.500%	04/01/52	1,705	1,457,984
3.000%	09/01/46	923	839,191
3.000%	12/01/46	451	409,839
3.000%	09/01/50	4,146	3,700,408
3.000%	02/01/52	416	368,743
3.000%	02/01/52	806	723,030
3.500%	06/01/37	275	267,601
3.500%	03/01/48	496	467,429
4.000%	05/01/52	1,094	1,044,373
4.000%	09/01/52	163	155,239
4.500%	07/01/52	1,411	1,382,947
5.000%	06/01/52	1,459	1,460,972
5.000%	11/01/52	400	401,440
5.000%	01/01/53	1,594	1,596,127
5.000%	05/01/53	518	518,230
5.000%	06/01/53	1,575	1,576,845
5.500%	01/01/53	3,104	3,159,581
5.500%	02/01/53	827	841,735
6.000%	12/01/52	707	729,350
6.750%	09/15/29	90	99,593
6.750%	03/15/31	1,230	1,400,431

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
0.875%	08/05/30	175	$154,179
1.500%	11/01/50	405	312,745
1.500%	02/01/51	2,719	2,098,689
2.000%	03/01/31	252	242,400
2.000%	01/01/32	532	507,845
2.000%	05/01/42	1,439	1,247,657
2.000%	10/01/50	1,068	872,220
2.000%	12/01/50	107	87,023
2.000%	01/01/51	1,354	1,104,954
2.000%	02/01/51	38	30,837
2.000%	04/01/51	3,001	2,444,780
2.000%	05/01/51	1,445	1,176,224
2.500%	07/01/32	282	272,316
2.500%	08/01/32	317	306,161
2.500%	09/01/32	300	289,732
2.500%	07/01/35	1,017	977,446
2.500%	04/01/51	420	358,041
2.500%	06/01/51	2,362	2,014,198
2.500%	08/01/51	383	326,254
2.500%	02/01/52	1,903	1,633,325
2.500%	04/01/52	967	830,875
3.000%	05/01/35	997	964,466
3.000%	06/01/36	756	733,765
3.000%	07/01/36	608	587,497
3.000%	06/01/51	499	441,545
3.000%	02/01/52	1,490	1,321,346
3.000%	04/01/52	885	785,256
3.500%	05/01/48	2,226	2,087,735
3.500%	02/01/52	746	694,362
3.500%	05/01/52	2,691	2,494,186
4.000%	01/01/50	382	368,918
4.000%	05/01/50	408	391,447
4.000%	06/01/52	2,936	2,801,697
4.000%	08/01/52	1,115	1,058,814
4.336%(s)	03/17/31	710	575,540
4.500%	07/01/52	330	323,338
4.500%	08/01/52	125	122,584
4.500%	09/01/52	693	678,871
4.500%	12/01/52	586	574,146
4.500%	01/01/53	453	443,701
5.000%	06/01/52	674	675,139
5.000%	09/01/52	619	620,245
5.000%	10/01/52	1,652	1,657,462
5.500%	TBA	500	506,991
5.500%	11/01/53	863	876,974
6.000%	01/01/53	1,710	1,758,435
6.000%	09/01/53	360	370,300
6.625%	11/15/30	290	327,008
Government National Mortgage Assoc.
2.000%	10/20/50	1,778	1,473,234
2.000%	01/20/51	643	532,643
2.500%	07/20/51	1,019	879,656
3.000%	03/20/47	1,042	949,199
3.000%	01/20/50	468	421,668
3.500%	06/20/42	351	332,056
3.500%	03/20/43	210	197,992
3.500%	06/20/46	2,312	2,153,264

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	02/20/52	1,561	$1,432,406
4.000%	09/20/47	1,528	1,472,078
4.000%	02/20/48	116	111,429
4.000%	04/20/48	416	399,569
4.000%	04/20/49	412	394,175
4.000%	01/20/50	46	44,402
4.000%	02/20/50	67	64,454
4.000%	07/20/50	102	97,301
4.000%	06/20/52	399	380,186
4.500%	08/20/48	1,071	1,063,011
4.500%	05/20/52	772	758,582
5.000%	03/20/53	228	227,957
5.500%	05/20/53	1,791	1,821,064
5.500%	10/20/54	1,023	1,034,651
7.000%	06/20/54	941	971,982
7.000%	11/20/54	308	317,369
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	126,986
5.250%	02/01/55	250	248,325

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $93,417,607)			91,345,999

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
3.250%	05/15/42	1,495	1,248,792
3.875%	05/15/43	1,140	1,024,041
4.625%	05/15/44	2,645	2,600,779
4.625%	11/15/44	4,310	4,229,188
5.000%	05/15/45	3,170	3,258,661
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	315	186,689
3.229%(s)	05/15/41(k)	3,590	1,705,435
3.273%(s)	05/15/43(k)	5,150	2,168,664
4.920%(s)	08/15/48	305	96,986
5.245%(s)	08/15/45	260	96,317

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,900,902)			16,615,552

TOTAL LONG-TERM INVESTMENTS—97.8% (cost $322,581,889)			320,591,876

		Shares
SHORT-TERM INVESTMENTS — 1.6%
AFFILIATED MUTUAL FUNDS — 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)		4,879,929	4,879,929
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $407,807; includes $405,920 of cash collateral for securities on loan)(b)(wb)		408,113	407,869

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,287,736)			5,287,798

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Value
OPTIONS PURCHASED*~ — 0.0% (cost $4,749)	$4,321

TOTAL SHORT-TERM INVESTMENTS (cost $5,292,485)	5,292,119

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—99.4% (cost $327,874,374)	325,883,995

OPTIONS WRITTEN*~ — (0.0)% (premiums received $4,133)	(4,154)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—99.4% (cost $327,870,241)	325,879,841
Other assets in excess of liabilities(z) — 0.6%	1,884,258

NET ASSETS — 100.0%	$327,764,099

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $395,327; cash collateral of $405,920 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cencora, Inc., Sr. Unsec’d. Notes, 2.700%, 03/15/31	04/25/22	$17,661	$18,432	0.0%
Cencora, Inc., Sr. Unsec’d. Notes, 3.450%, 12/15/27	04/25/22	29,358	29,741	0.0

Total		$47,019	$48,173	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/26	$(2,000)	$(1,616,242)
Federal National Mortgage Assoc.	3.000%	TBA	01/14/26	(1,000)	(884,336)
Federal National Mortgage Assoc.	5.500%	TBA	02/12/26	(2,500)	(2,532,613)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,028,262)					$(5,033,191)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	273	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	545	—

Total OTC Traded (cost $607)							$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	705	$4,321
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	705	—

Total OTC Swaptions (cost $4,142)								$4,321

Total Options Purchased (cost $4,749)								$4,321

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	705	$(2,512)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	705	(1,642)

Total Options Written (premiums received $		4,133)						$(4,154)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
53	2 Year U.S. Treasury Notes	Mar. 2026	$11,065,820	$2,767
68	5 Year U.S. Treasury Notes	Mar. 2026	7,432,719	(20,171)
54	10 Year U.S. Treasury Notes	Mar. 2026	6,071,625	1,179
116	10 Year U.S. Ultra Treasury Notes	Mar. 2026	13,341,813	(37,751)
24	20 Year U.S. Treasury Bonds	Mar. 2026	2,774,250	9,404
149	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	17,582,000	(231,385)

				$(275,957)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	MSI	EUR	128	$147,603	$150,269	$—	$(2,666)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/27	1.000	%(Q)	95	0.112%	$1,245	$972	$273	BARC
Hellenic Republic	12/20/27	1.000	%(Q)	70	0.132%	1,187	871	316	BARC
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR 155	0.049%	185	112	73	BARC

						$2,617	$1,955	$662

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	530	0.500%	$11,857	$12,148	$291

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
655	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 3.870%	$9,579	$26,083	$16,504

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,955	$—	$662	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$252,727
MLC	—	1,807,781

Total	$—	$2,060,508

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$21,415,044	$—
Collateralized Loan Obligations	—	23,433,837	—
Consumer Loans	—	6,334,898	—
Home Equity Loans	—	2,420,211	—
Student Loans	—	48,802	—
Commercial Mortgage-Backed Securities	—	32,415,887	—
Corporate Bonds	—	105,523,895	—
Residential Mortgage-Backed Securities	—	13,483,957	—
Sovereign Bonds	—	7,553,794	—
U.S. Government Agency Obligations	—	91,345,999	—
U.S. Treasury Obligations	—	16,615,552	—
Short-Term Investments
Affiliated Mutual Funds	5,287,798	—	—
Options Purchased	—	4,321	—

Total	$5,287,798	$320,596,197	$—

Liabilities
Options Written	$—	$(4,154)	$—

Other Financial Instruments*
Assets
Futures Contracts	$13,350	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	291	—
OTC Credit Default Swap Agreements	—	2,617	—
Centrally Cleared Interest Rate Swap Agreement	—	16,504	—

Total	$13,350	$19,412	$—

Liabilities
Forward Commitment Contracts	$—	$(5,033,191)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Futures Contracts	$(289,307)	$—	$—
OTC Forward Foreign Currency Exchange Contract.	—	(2,666)	—

Total	$(289,307)	$(5,035,857)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

U.S. Government Agency Obligations	27.9%
Commercial Mortgage-Backed Securities	9.9
Banks	9.5
Collateralized Loan Obligations	7.2
Automobiles	6.5
U.S. Treasury Obligations	5.1
Residential Mortgage-Backed Securities	4.1
Electric	3.1
Oil & Gas	2.4
Sovereign Bonds	2.3
Consumer Loans	1.9
Pipelines	1.9
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	1.6
Real Estate Investment Trusts (REITs)	1.6
Telecommunications	1.5
Auto Manufacturers	1.1
Healthcare-Services	1.0
Media	0.9
Aerospace & Defense	0.9
Diversified Financial Services	0.8
Semiconductors	0.8
Home Equity Loans	0.7
Insurance	0.7
Packaging & Containers	0.6
Agriculture	0.6
Internet	0.5
Pharmaceuticals	0.5
Biotechnology	0.4
Shipbuilding	0.4
Office/Business Equipment	0.4
Engineering & Construction	0.4
Chemicals	0.3

Commercial Services	0.3%
Gas	0.2
Home Builders	0.2
Real Estate	0.2
Multi-National	0.1
Lodging	0.1
Machinery-Diversified	0.1
Entertainment	0.1
Mining	0.1
Foods	0.1
Retail	0.1
Auto Parts & Equipment	0.1
Transportation	0.1
Building Materials	0.1
Iron/Steel	0.0	*
Housewares	0.0	*
Student Loans	0.0	*
Airlines	0.0	*
Environmental Control	0.0	*
Healthcare-Products	0.0	*
Machinery-Construction & Mining	0.0	*
Beverages	0.0	*
Cosmetics/Personal Care	0.0	*
Options Purchased	0.0	*
Household Products/Wares	0.0	*

	99.4
Options Written	(0.0	)*
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$291	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,955		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	662		—	—
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,666
Interest rate contracts	Due from/to broker-variation margin futures	13,350	*	Due from/to broker-variation margin futures	289,307	*
Interest rate contracts	Due from/to broker-variation margin swaps	16,504	*	—	—
				Options written outstanding, at
Interest rate contracts	Unaffiliated investments	4,321		value	4,154

		$37,083			$296,127

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$100,905
Foreign exchange contracts	—	—	—	(26,923)	—
Interest rate contracts	(6,515)	4,258	(566,667)	—	(15,386)

Total	$(6,515)	$4,258	$(566,667)	$(26,923)	$85,519

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(16,997)
Foreign exchange contracts	—	—	—	(3,746)	—
Interest rate contracts	2,913	2,895	1,028,165	—	16,504

Total	$2,913	$2,895	$1,028,165	$(3,746)	$(493)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 2,944
Options Written (2)	4,327,000
Futures Contracts - Long Positions (2)	59,918,322

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (2)	$ 432,622
Forward Foreign Currency Exchange Contracts - Purchased (3)	252,241
Forward Foreign Currency Exchange Contracts - Sold (3)	600,978
Credit Default Swap Agreements - Buy Protection (2)	794,967
Credit Default Swap Agreements - Sell Protection (2)	8,136,600
Interest Rate Swap Agreements (2)	524,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD. (3) Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$395,327	$(395,327)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$2,617	$—	$2,617	$—	$2,617
BNP	4,321	(4,154)	167	—	167
MSI	—	(2,666)	(2,666)	—	(2,666)

	$6,938	$(6,820)	$118	$—	$118

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $395,327:
Unaffiliated investments (cost $322,586,638)	$320,596,197
Affiliated investments (cost $5,287,736)	5,287,798
Foreign currency, at value (cost $870)	873
Receivable for investments sold	8,636,754
Dividends and interest receivable	2,150,116
Receivable for Portfolio shares sold	522,624
Due from Manager	13,352
Premiums paid for OTC swap agreements	1,955
Unrealized appreciation on OTC swap agreements	662
Due from broker-variation margin swaps	97
Prepaid expenses and other assets	6,107

Total Assets	337,216,535

LIABILITIES
Forward commitment contracts, at value (proceeds receivable $5,028,262)	5,033,191
Payable for investments purchased	3,674,462
Payable to broker for collateral for securities on loan	405,920
Payable for Portfolio shares purchased	122,033
Due to broker-variation margin futures	105,560
Accrued expenses and other liabilities	102,812
Options written outstanding, at value (premiums received $4,133)	4,154
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,666
Trustees’ fees payable	1,160
Affiliated transfer agent fee payable	478

Total Liabilities	9,452,436

NET ASSETS	$327,764,099

Net assets were comprised of:
Partners’ Equity	$327,764,099

Net asset value and redemption price per share, $327,764,099 / 29,265,025 outstanding shares of beneficial interest	$11.20

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$17,358,568
Affiliated dividend income	236,901
Affiliated income from securities lending, net	3,364

Total income	17,598,833

EXPENSES
Audit fee	75,239
Custodian and accounting fees	59,899
Professional fees	41,121
Fund data services	19,215
Trustees’ fees	14,380
Shareholders’ reports	12,712
Transfer agent’s fees and expenses (including affiliated expense of $5,540)	10,341
Insurance expense	5,884
Pricing fees	5,182
Commitment fees	4,563
Miscellaneous	10,745

Total expenses	259,281
Less: Fee waiver and/or expense reimbursement	(79,000)

Net expenses	180,281

NET INVESTMENT INCOME (LOSS)	17,418,552

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $389)	(1,442,429)
Futures transactions	(566,667)
Forward currency contract transactions	(26,923)
Options written transactions	4,258
Swap agreements transactions	85,519
Foreign currency transactions	6,184

(1,940,058)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(304))	9,763,919
Futures	1,028,165
Forward currency contracts	(3,746)
Options written	2,895
Swap agreements	(493)
Foreign currencies	250

10,790,990

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	8,850,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,269,484

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,418,552	$20,011,159
Net realized gain (loss) on investment and foreign currency transactions	(1,940,058)	(2,938,590)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,790,990	(6,771,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,269,484	10,300,718

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,357,493 and 8,891,955 shares, respectively]	110,764,457	91,151,826
Portfolio shares purchased [17,129,766 and 20,885,583 shares, respectively]	(184,224,475)	(214,439,697)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(73,460,018)	(123,287,871)

TOTAL INCREASE (DECREASE)	(47,190,534)	(112,987,153)
NET ASSETS:
Beginning of year	374,954,633	487,941,786

End of year	$327,764,099	$374,954,633

SEE NOTES TO FINANCIAL STATEMENTS.

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AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

				April 25, 2022(a) through
	Year Ended December 31,
	2025	2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.40	$10.16	$9.52	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.52	0.48	0.44	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	(0.24)	0.20	(0.72)

Total from investment operations	0.80	0.24	0.64	(0.48)

Net Asset Value, end of period	$11.20	$10.40	$10.16	$9.52

Total Return(c)	7.69%	2.36%	6.72%	(4.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$328	$375	$488	$582
Average net assets (in millions)	$361	$428	$534	$628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.05%	0.05%	0.05%	0.03	%(e)
Expenses before waivers and/or expense reimbursement	0.07%	0.06%	0.05%	0.03	%(e)
Net investment income (loss)	4.83%	4.68%	4.51%	3.61	%(e)
Portfolio turnover rate(f)(g)	126%	118%	189%	362%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2025 consisted of 33 separate portfolios. The information presented in these financial statements pertains only to the 3 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective
AST J.P. Morgan Fixed Income Central Portfolio (“J.P. Morgan Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Target Maturity Central Portfolio (“Target Maturity Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

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The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts

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and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on

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their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

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Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs.As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

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Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the

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possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions

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received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
J.P. Morgan Fixed Income Central	J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
PGIM Fixed Income Central	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Target Maturity Central	PFI; PGIM Limited

Management Fees and Expense Limitations: As noted in the table below, the Investment Manager does not directly charge a management fee to the Portfolios for its services. Rather, the Manager is paid directly based on the assets in each of the Investing Portfolios that invest in the Portfolios listed in the table below. To the extent the subadvisers to the Portfolios are paid subadvisory fees for subadvisory services provided to the Portfolios, the Investment Manager, and not the Portfolios, pays such subadvisory fees.

Any amounts paid or payable by the Portfolios to the Investment Manager if any, under the agreements are reflected in the Statement of Operations. The Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, including stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales), do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

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Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

J.P. Morgan Fixed Income Central*	—	—%	—%

PGIM Fixed Income Central**	—	—%	—%

Target Maturity Central***	—	—%	—%

Portfolio	Fee Waivers and/or Expense Limitations
J.P. Morgan Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2026
PGIM Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2026
Target Maturity Central	contractually limit expenses to 0.05% through June 30, 2026

*

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by J.P. Morgan (J.P. Morgan AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with J.P. Morgan AA Portfolios, the Investing Portfolios) will invest in the J.P. Morgan Fixed Income Central. The Manager receives a management fee rate for services provided to the Investing Portfolios pursuant to Investment Management Agreement for each of the Investing Portfolios.

**

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by PGIM, Inc. and PGIM Limited (PGIM AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with PGIM AA Portfolios, the PGIM Investing Portfolios) will invest in the PGIM Fixed Income Central. The Investment Manager receives a management fee rate for services provided to the PGIM Investing Portfolios pursuant to Investment Management Agreement for each of the PGIM Investing Portfolios.

***

Each of the AST Target Maturity Bond Portfolios (as defined below) invest in Target Maturity Central. The Investment Manager receives a management fee for services provided to Target Maturity Central pursuant to the Investment Management Agreement in place with respect to each of the AST Target Maturity Bond Portfolios. The AST Target Maturity Bond Portfolios are: AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034, AST Bond Portfolio 2035 and AST Bond 2036.

AST Investment Services, Inc., PGIM Investments, PGIM, Inc., PFI and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income

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from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended December 31, 2025 no such transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

For the year ended December 31, 2025, there were no amounts paid by Prudential for excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
J.P. Morgan Fixed Income Central	$1,334,263,742	$1,192,532,450
PGIM Fixed Income Central	12,706,820,624	13,636,581,223
Target Maturity Central	414,160,368	480,086,901

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

J.P. Morgan Fixed Income Central

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ 92,294,960	$ 764,205,946	$ 740,537,075	$ —	$ —	$115,963,831	115,963,831	$4,905,986	$—

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Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
$ 75,201,279	$ 534,250,299	$ 548,795,502	$3,293	$1,276	$ 60,660,645	60,697,063	$102,386	(1)	$—
$167,496,239	$1,298,456,245	$1,289,332,577	$3,293	$1,276	$176,624,476		$5,008,372		$—

PGIM Fixed Income Central

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$556,714,789	$3,825,557,117	$4,182,425,445	$ —	$ —	$199,846,461	199,846,461	$9,033,158		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
190,271,586	1,113,324,050	1,192,992,788	(18)	(3,279)	110,599,551	110,665,951	261,051	(1)	—
$746,986,375	$4,938,881,167	$5,375,418,233	$(18)	$(3,279)	$310,446,012		$9,294,209		$—

Target Maturity Central

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$5,857,925	$143,345,020	$144,323,016	$ —	$ —	$4,879,929	4,879,929	$236,901		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
2,722,608	27,625,685	29,940,509	(304)	389	407,869	408,113	3,364	(1)	—
$8,580,533	$170,970,705	$174,263,525	$(304)	$389	$5,287,798		$240,265		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an

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alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended December 31, 2025.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2025, all Portfolios offer only a single share class to investors.

As of December 31, 2025, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	309,260,767	100.0%
PGIM Fixed Income Central	827,203,120	100.0
Target Maturity Central	29,265,025	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	4	99.9%
PGIM Fixed Income Central	5	91.3
Target Maturity Central	6	90.5

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Cyber Security	X	X	X
Derivatives	X	X	X
Dollar Roll Transactions	X	X	X
Equity and Equity-Related Securities	X	X	X

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Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central
Expense	X	X	X
Fixed Income Securities	X	X	X
Fund of Funds	X	X	X
High Yield	X	X	X
Large Shareholder	X	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Portfolio Turnover	X	X	X
Regulatory	X	X	X
Sovereign Debt Securities	X	X	X
US Government Securities	X	X	X

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk, and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term asset-backed securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Mortgage-backed securities issued by private non-government entities are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the mortgage-backed securities. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government-issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties. Although certain mortgage-backed securities issued by private non-government entities are guaranteed as to timely payment of interest and principal by a government-sponsored entity, the market price for such securities is not guaranteed and will fluctuate. Asset-backed securities backed by sub-prime mortgage loans expose a Portfolio to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a greater risk of default than conventional mortgage loans.

A Portfolio may invest in securities issued or guaranteed by the US Government or its agencies and instrumentalities, such as Ginnie Mae, Fannie Mae, or Freddie Mac. Unlike Ginnie Mae securities, securities issued or guaranteed by US Government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the US Government, and no assurance can be given that the US Government would provide financial support to such securities.

Cyber Security Risk: Failures or breaches of the electronic systems of a Portfolio, the Portfolio’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and negatively impact the Portfolio’s business operations, potentially resulting in financial losses to the Portfolio and its shareholders. While each Portfolio has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Portfolio cannot control the cyber security plans and systems of the Portfolio’s service providers or issuers of securities in which the Portfolio invests.

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Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include, but are not limited to, options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative. The use of derivative instruments also exposes a Portfolio to transaction costs. Derivatives involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. In addition, fluctuations in derivatives’ values may not correlate perfectly with the securities markets. For exchange-traded and/or centrally cleared derivatives, such as futures, many options and certain swaps, the primary credit/counterparty risk is the creditworthiness of a Portfolio’s clearing broker and the central clearing house itself through which such derivative positions are traded and held. Such risk is concentrated in relatively few clearinghouses and clearing members.

The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:

Counterparty credit risk: There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to make timely payments or otherwise honor its financial obligations to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value). Leverage can result in losses to a Portfolio that exceed the amount originally invested. A Portfolio may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Portfolio may perform as if it were leveraged. The use of leverage may cause a Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet margin requirements.

Liquidity and Valuation risk: Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

Hedging risk: Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

Futures and Forward Contracts risk: The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

Government Regulation of Derivatives Risk: The derivatives markets are subject to various regulations. For example, the SEC has adopted Rule 18f-4 under the 1940 Act which governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of derivative instruments and financing transactions and to adopt and implement a

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derivatives risk management program. Rule 18f-4 as well as other applicable government regulations more generally can, among other things, adversely affect the value of the investments held by a Portfolio, restrict a Portfolio’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. Regulations may also limit and/or delay a Portfolio’s ability to recover amounts owed to it (including collateral held by its counterparties) which could increase counterparty risk. In particular, position limits imposed on a Portfolio or its counterparties may impact that Portfolio’s ability to invest in a manner that efficiently meets its investment objective, and requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Portfolio’s investments and cost of doing business, which could adversely affect investors. Because derivatives regulations are evolving, their ultimate impact remains unclear.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio. A dollar roll can be viewed as a borrowing. If a Portfolio makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Preferred stock may also be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Expense Risk: Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due, for example, to market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The risk that such issuer or guarantor is less willing or able to make required principal and interest payments is heightened in market environments where interest rates are rising. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the

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Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, US government securities are insured or guaranteed by the US government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for US government securities than for other investment-grade securities, the return may be lower.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. The liquidity of asset-backed and mortgage-backed securities may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Interest rate risk: Interest rate risk is the risk that the value of an investment will fluctuate because of a change in interest rates. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. Interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies and other underlying portfolios describes in such Portfolio’s Prospectus. In addition to the risks associated with the investment in the underlying portfolios, these Portfolios are subject to the following risks:

To the extent that a Portfolio concentrates its assets among underlying portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected underlying portfolios to achieve their investment objectives. There is a risk that the selected underlying portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an underlying portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these underlying portfolios

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The performance of a Portfolio may be affected by large purchases and redemptions of underlying portfolio shares. For example, large purchases and redemptions may cause an underlying portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an underlying portfolio to sell assets at inopportune times. Underlying portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of underlying portfolio shares, but their abilities to do so may be limited.

There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which underlying portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the underlying portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an underlying portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that underlying portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.

High Yield Risk: Investments in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell its high yield securities at an advantageous time or price. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates.

Large Shareholder Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of Portfolio shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in a Portfolio at any time, which could result in the Portfolio needing to sell or dispose of investments at disadvantageous prices and have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large shareholder redemptions may cause a Portfolio to have to sell or dispose of investments at inopportune times or disadvantageous prices. These transactions may adversely affect the Portfolio’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Portfolio and result in credit line borrowing fees and/or overdraft charges to the Portfolio until the sales of portfolio securities necessary to cover the redemption request settle. It is also possible that a significant redemption could result in an increase in Portfolio expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Portfolio to implement its investment objective and strategies. Large redemptions could also result in tax consequences to shareholders.

Liquidity and Valuation Risk: From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager acting in its capacity as valuation designee under Rule 2a-5. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers, adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Portfolio Turnover Risk: A Subadviser generally does not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, a Subadviser may engage in active and frequent trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. A Portfolio’s turnover rate may be higher than that of other mutual funds due to a Subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. A Portfolio may experience an increase in its portfolio turnover rate when the Portfolio’s portfolio is modified in connection with a change in investment objective, strategies, or a Subadviser.

Regulatory Risk: Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.

Sovereign Debt Securities Risk: Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the US Government being downgraded and reduced prices of US Treasury securities. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities,

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including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST T. Rowe Price Fixed Income Central Portfolio (“T. Rowe Price Fixed Income Central”) (the “Merged Portfolio”) for shares of PGIM Fixed Income Central (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on December 6, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
T. Rowe Price Fixed Income Central	$1,852,931,064	$1,828,395,103

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 6, 2024:

Merged Portfolio		Shares
T. Rowe Price Fixed Income Central		166,343,587
Acquiring Portfolio	Shares	Value
PGIM Fixed Income Central	165,820,077	$1,870,450,466

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

T. Rowe Price Fixed Income Central	$24,535,961	$1,870,450,466
Acquiring Portfolio		Net Assets
PGIM Fixed Income Central		$9,206,833,669

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net increase in net assets resulting from operations
PGIM Fixed Income Central	$613,612,005	$(245,306,346)	$368,305,659

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: T. Rowe Price Fixed Income Central $101,893,259.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: T. Rowe Price Fixed Income Central $(24,328,284).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 6, 2024.

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11. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Portfolios adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) -Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST J.P. Morgan Fixed Income Central Portfolio, AST PGIM Fixed Income Central Portfolio and AST Target Maturity Central Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST J.P. Morgan Fixed Income Central Portfolio, AST PGIM Fixed Income Central Portfolio and AST Target Maturity Central Portfolio (three of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the relevant ethical requirements relating to our audits, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, issuers of privately held securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	– Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	– Exhibits

(a)(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

 (a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5) Change in the registrant’s independent public accountant – Not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Allen
Kenneth Allen
President and Principal Executive Officer

Date:	February 24, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	February 24, 2026